UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23305

AMERICAN CENTURY ETF TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	02-28-2023

ITEM 1. REPORTS TO STOCKHOLDERS.

(a)    Provided under separate cover.

Semiannual Report

February 28, 2023

American Century® Diversified Corporate Bond ETF (KORP)
American Century® Diversified Municipal Bond ETF (TAXF)
American Century® Emerging Markets Bond ETF (AEMB)
American Century® Multisector Income ETF (MUSI)
American Century® Select High Yield ETF (AHYB)
American Century® Short Duration Strategic Income ETF (SDSI)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2023

Diversified Corporate Bond ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	96.1%
U.S. Treasury Securities	1.6%
Municipal Securities	0.2%
Short-Term Investments	2.9%
Other Assets and Liabilities	(0.8)%

3

Fund Characteristics

FEBRUARY 28, 2023

Diversified Municipal Bond ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	97.4%
Short-Term Investments	1.8%
Other Assets and Liabilities	0.8%

Top Five States and Territories	% of net assets
New York	10.5%
Florida	8.9%
California	8.6%
Texas	8.4%
Illinois	6.1%

Top Five Sectors	% of fund investments
Special Tax	13%
General Obligation (GO) - State	11%
General Obligation (GO) - Local	11%
Water & Sewer	10%
Hospital	8%

4

Fund Characteristics

FEBRUARY 28, 2023

Emerging Markets Bond ETF
Types of Investments in Portfolio	% of net assets
Sovereign Governments and Agencies	42.5%
Corporate Bonds	39.7%
U.S. Treasury Securities	4.6%
Preferred Stocks	0.6%
Short-Term Investments	11.4%
Other Assets and Liabilities	1.2%
5

Fund Characteristics

FEBRUARY 28, 2023

Multisector Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	47.3%
U.S. Treasury Securities	13.1%
Asset-Backed Securities	10.5%
Collateralized Loan Obligations	7.3%
Collateralized Mortgage Obligations	5.6%
Commercial Mortgage-Backed Securities	4.0%
Bank Loan Obligations	1.7%
Sovereign Governments and Agencies	1.7%
Preferred Stocks	1.3%
Short-Term Investments	10.7%
Other Assets and Liabilities	(3.2)%
6

Fund Characteristics

FEBRUARY 28, 2023

Select High Yield ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	94.1%
Preferred Stocks	0.6%
Short-Term Investments	11.8%
Other Assets and Liabilities	(6.5)%
7

Fund Characteristics

FEBRUARY 28, 2023

Short Duration Strategic Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	47.7%
Asset-Backed Securities	9.5%
Collateralized Loan Obligations	8.9%
Collateralized Mortgage Obligations	6.0%
U.S. Treasury Securities	4.4%
Commercial Mortgage-Backed Securities	4.1%
Bank Loan Obligations	1.8%
Sovereign Governments and Agencies	1.1%
Preferred Stocks	0.3%
Short-Term Investments	18.2%
Other Assets and Liabilities	(2.0)%
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Diversified Corporate Bond ETF
Actual	$1,000	$996.10	$1.44	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Diversified Municipal Bond ETF
Actual	$1,000	$1,004.40	$1.44	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Emerging Markets Bond ETF
Actual	$1,000	$1,016.30	$2.05	0.41%
Hypothetical	$1,000	$1,022.76	$2.06	0.41%
Multisector Income ETF
Actual	$1,000	$999.90	$1.74	0.35%
Hypothetical	$1,000	$1,023.06	$1.76	0.35%
Select High Yield ETF
Actual	$1,000	$1,024.40	$2.26	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Short Duration Strategic Income ETF
Actual	$1,000	$1,031.90	$1.26(2)	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 141, the number of days in the period from October 11, 2022 (fund inception) through February 28, 2023, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
10

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 96.1%
Aerospace and Defense — 1.4%
Boeing Co., 5.15%, 5/1/30	$900,000	$871,464
Lockheed Martin Corp., 5.25%, 1/15/33	467,000	478,953
Raytheon Technologies Corp., 2.25%, 7/1/30	1,792,000	1,485,735
		2,836,152
Air Freight and Logistics — 0.2%
GXO Logistics, Inc., 2.65%, 7/15/31	492,000	375,833
Airlines — 0.4%
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	245,000	232,897
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	26	26
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	661,279	641,611
		874,534
Automobiles — 2.3%
General Motors Financial Co., Inc., 5.10%, 1/17/24	849,000	845,169
General Motors Financial Co., Inc., 1.20%, 10/15/24	1,000,000	929,892
General Motors Financial Co., Inc., 3.80%, 4/7/25	400,000	384,968
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	290,000	291,347
Toyota Motor Credit Corp., 3.95%, 6/30/25	853,000	832,648
Toyota Motor Credit Corp., 4.625%, 1/12/28	1,407,000	1,389,583
		4,673,607
Banks — 22.3%
Banco Santander SA, VRN, 1.72%, 9/14/27	900,000	776,207
Bank of America Corp., VRN, 1.73%, 7/22/27	1,570,000	1,383,606
Bank of America Corp., VRN, 2.88%, 10/22/30	1,705,000	1,442,935
Bank of America Corp., VRN, 4.57%, 4/27/33	2,105,000	1,957,753
Bank of America Corp., VRN, 2.48%, 9/21/36	105,000	78,723
Bank of Montreal, 5.20%, 2/1/28	2,406,000	2,396,846
Bank of Nova Scotia, 4.85%, 2/1/30	520,000	504,829
Banque Federative du Credit Mutuel SA, 4.94%, 1/26/26(1)	1,329,000	1,311,018
Barclays PLC, VRN, 2.28%, 11/24/27	897,000	789,663
Barclays PLC, VRN, 7.39%, 11/2/28	346,000	364,179
BNP Paribas SA, VRN, 5.125%, 1/13/29(1)	656,000	645,359
BPCE SA, 4.50%, 3/15/25(1)	1,242,000	1,201,012
BPCE SA, VRN, 5.98%, 1/18/27(1)	520,000	519,669
Citigroup, Inc., VRN, 5.61%, 9/29/26	870,000	870,325
Citigroup, Inc., VRN, 3.07%, 2/24/28	246,000	223,401
Citigroup, Inc., VRN, 3.52%, 10/27/28	1,781,000	1,631,554
Citigroup, Inc., VRN, 4.41%, 3/31/31	255,000	237,246
Citigroup, Inc., VRN, 3.06%, 1/25/33	500,000	410,844
Cooperatieve Rabobank UA, VRN, 5.56%, 2/28/29(1)	1,045,000	1,039,778
Credit Agricole SA, 5.30%, 7/12/28(1)	725,000	721,383
Discover Bank, VRN, 4.68%, 8/9/28	1,375,000	1,315,585
First-Citizens Bank & Trust Co., VRN, 2.97%, 9/27/25	605,000	576,104
11

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
HSBC Holdings PLC, VRN, 1.16%, 11/22/24	$518,000	$499,874
HSBC Holdings PLC, VRN, 4.76%, 6/9/28	2,300,000	2,210,769
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	1,066,000	936,477
JPMorgan Chase & Co., VRN, 3.78%, 2/1/28	1,535,000	1,443,143
JPMorgan Chase & Co., VRN, 2.95%, 2/24/28	810,000	735,069
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	921,000	776,947
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	1,490,000	1,233,036
JPMorgan Chase & Co., VRN, 4.91%, 7/25/33	600,000	574,780
KeyBank NA, 5.00%, 1/26/33(2)	810,000	779,272
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29(3)	349,000	349,292
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	627,000	626,263
Mitsubishi UFJ Financial Group, Inc., VRN, 5.42%, 2/22/29	537,000	533,573
National Australia Bank Ltd., 4.97%, 1/12/26(2)	494,000	492,352
PNC Financial Services Group, Inc., VRN, 4.76%, 1/26/27	1,165,000	1,148,015
PNC Financial Services Group, Inc., VRN, 5.07%, 1/24/34(2)	480,000	464,472
Royal Bank of Canada, 4.24%, 8/3/27	1,222,000	1,174,152
Societe Generale SA, VRN, 2.23%, 1/21/26(1)	1,320,000	1,227,624
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	218,000	222,645
Sumitomo Mitsui Financial Group, Inc., 5.46%, 1/13/26	475,000	474,146
Toronto-Dominion Bank, 4.69%, 9/15/27	933,000	913,045
Toronto-Dominion Bank, 2.45%, 1/12/32	350,000	283,515
Toronto-Dominion Bank, 4.46%, 6/8/32	523,000	492,657
Truist Bank, VRN, 2.64%, 9/17/29	739,000	696,591
Truist Financial Corp., VRN, 4.12%, 6/6/28	1,400,000	1,339,509
Truist Financial Corp., VRN, 4.87%, 1/26/29	575,000	564,647
UniCredit SpA, 7.83%, 12/4/23(1)(2)	475,000	482,933
UniCredit SpA, VRN, 2.57%, 9/22/26(1)	500,000	451,333
US Bancorp, VRN, 4.84%, 2/1/34	714,000	683,846
Wells Fargo & Co., VRN, 4.54%, 8/15/26	311,000	303,578
Wells Fargo & Co., VRN, 3.53%, 3/24/28	985,000	912,532
Wells Fargo & Co., VRN, 3.58%, 5/22/28	970,000	898,183
Wells Fargo & Co., VRN, 4.48%, 4/4/31	685,000	644,763
		44,967,052
Beverages — 1.5%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	2,000,000	1,967,261
PepsiCo, Inc., 3.60%, 2/18/28	1,050,000	1,001,642
		2,968,903
Biotechnology — 1.7%
AbbVie, Inc., 3.20%, 11/21/29	1,288,000	1,139,694
Amgen, Inc., 5.25%, 3/2/25(3)	350,000	349,282
Amgen, Inc., 4.05%, 8/18/29	970,000	904,839
Amgen, Inc., 5.25%, 3/2/33(3)	286,000	284,121
CSL Finance PLC, 3.85%, 4/27/27(1)	816,000	777,267
		3,455,203
Building Products — 0.1%
Trane Technologies Financing Ltd., 5.25%, 3/3/33(3)	200,000	198,724
Capital Markets — 6.8%
Bank of New York Mellon Corp., VRN, 3.99%, 6/13/28	1,200,000	1,148,894
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	475,000	486,911
Bank of New York Mellon Corp., VRN, 4.54%, 2/1/29	1,040,000	1,011,107
12

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Deutsche Bank AG, VRN, 4.30%, 5/24/28	$356,000	$351,080
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	1,353,000	1,302,643
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	1,532,000	1,342,727
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	415,000	371,072
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	1,034,000	949,805
Goldman Sachs Group, Inc., VRN, 1.99%, 1/27/32	360,000	276,809
Morgan Stanley, VRN, 1.16%, 10/21/25	893,000	827,535
Morgan Stanley, VRN, 2.63%, 2/18/26	1,026,000	968,132
Morgan Stanley, VRN, 3.77%, 1/24/29	915,000	845,138
Morgan Stanley, VRN, 5.12%, 2/1/29	191,000	187,638
Morgan Stanley, VRN, 2.70%, 1/22/31	1,010,000	844,122
Morgan Stanley, VRN, 2.51%, 10/20/32	410,000	324,766
Morgan Stanley, VRN, 6.34%, 10/18/33(2)	650,000	685,572
Owl Rock Capital Corp., 3.40%, 7/15/26	470,000	418,634
OWL Rock Core Income Corp., 3.125%, 9/23/26	126,000	109,153
State Street Corp., VRN, 4.82%, 1/26/34	938,000	905,033
UBS Group AG, VRN, 2.75%, 2/11/33(1)	430,000	338,202
		13,694,973
Commercial Services and Supplies — 1.6%
Republic Services, Inc., 2.90%, 7/1/26	1,585,000	1,474,890
Waste Connections, Inc., 4.25%, 12/1/28	760,000	726,623
Waste Management, Inc., 4.625%, 2/15/30	800,000	777,772
Waste Management, Inc., 4.625%, 2/15/33	180,000	173,357
		3,152,642
Construction and Engineering — 0.3%
Quanta Services, Inc., 2.35%, 1/15/32	876,000	669,699
Construction Materials — 0.4%
Eagle Materials, Inc., 2.50%, 7/1/31	911,000	714,043
Consumer Finance — 1.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	279,000	258,980
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	745,000	692,298
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	760,000	726,191
Capital One Financial Corp., VRN, 5.47%, 2/1/29	250,000	245,621
		1,923,090
Containers and Packaging — 0.2%
Sonoco Products Co., 2.25%, 2/1/27	481,000	431,645
Diversified Financial Services — 0.4%
Antares Holdings LP, 2.75%, 1/15/27(1)	255,000	211,109
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	700,000	653,566
		864,675
Diversified Telecommunication Services — 1.1%
AT&T, Inc., 4.35%, 3/1/29	1,163,000	1,103,168
Verizon Communications, Inc., 4.02%, 12/3/29	1,286,000	1,187,055
		2,290,223
Electric Utilities — 5.8%
CenterPoint Energy Houston Electric LLC, Series AI, 4.45%, 10/1/32	1,042,000	1,000,123
Duke Energy Carolinas LLC, 4.95%, 1/15/33	1,200,000	1,182,662
Duke Energy Corp., 2.55%, 6/15/31	1,140,000	918,957
13

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Exelon Corp., 2.75%, 3/15/27	$1,040,000	$943,569
Exelon Corp., 5.15%, 3/15/28	350,000	347,057
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	1,050,000	1,007,856
MidAmerican Energy Co., 3.65%, 4/15/29	2,000,000	1,855,423
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	800,000	790,777
NextEra Energy Capital Holdings, Inc., 5.00%, 7/15/32	1,209,000	1,164,911
NRG Energy, Inc., 2.00%, 12/2/25(1)	555,000	491,482
Pacific Gas & Electric Co., 6.15%, 1/15/33	300,000	296,471
Public Service Electric & Gas Co., 3.10%, 3/15/32	575,000	501,055
Southern Co. Gas Capital Corp., 1.75%, 1/15/31	927,000	715,838
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	500,000	486,340
		11,702,521
Electrical Equipment — 0.3%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	557,000	548,629
Electronic Equipment, Instruments and Components — 0.7%
Teledyne Technologies, Inc., 0.95%, 4/1/24	1,483,000	1,409,509
Energy Equipment and Services — 0.3%
Helmerich & Payne, Inc., 2.90%, 9/29/31	631,000	515,332
Entertainment — 0.6%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	420,000	401,749
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	907,000	832,415
		1,234,164
Equity Real Estate Investment Trusts (REITs) — 3.8%
American Tower Corp., 3.95%, 3/15/29	1,047,000	955,893
Boston Properties LP, 3.125%, 9/1/23	1,075,000	1,059,954
Equinix, Inc., 2.90%, 11/18/26	790,000	721,560
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	1,133,000	1,106,029
Healthpeak Properties Interim, Inc., 5.25%, 12/15/32	512,000	503,288
National Retail Properties, Inc., 4.30%, 10/15/28	755,000	706,036
Realty Income Corp., 3.25%, 1/15/31	341,000	297,653
VICI Properties LP, 4.375%, 5/15/25	900,000	866,979
Welltower OP LLC, 4.25%, 4/15/28(2)	1,541,000	1,456,545
		7,673,937
Food and Staples Retailing — 0.8%
Sysco Corp., 5.95%, 4/1/30	1,609,000	1,669,198
Food Products — 0.2%
General Mills, Inc., 5.24%, 11/18/25	424,000	421,642
Gas Utilities — 0.3%
Southern California Gas Co., 2.95%, 4/15/27	650,000	602,049
Health Care Equipment and Supplies — 2.2%
Baxter International, Inc., 2.54%, 2/1/32	332,000	257,470
Becton Dickinson & Co., 3.70%, 6/6/27	1,300,000	1,228,366
Becton Dickinson & Co., 4.69%, 2/13/28	1,000,000	978,037
GE HealthCare Technologies, Inc., 5.65%, 11/15/27(1)	480,000	486,719
Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	1,500,000	1,398,622
		4,349,214
Health Care Providers and Services — 5.2%
Centene Corp., 4.25%, 12/15/27	1,245,000	1,151,563
Cigna Group, 4.375%, 10/15/28	1,549,000	1,488,316
Cigna Group, 5.40%, 3/15/33(3)	400,000	400,602
14

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
CVS Health Corp., 4.30%, 3/25/28	$946,000	$904,716
CVS Health Corp., 5.25%, 2/21/33	300,000	295,461
Elevance Health, Inc., 4.75%, 2/15/33	1,095,000	1,052,664
HCA, Inc., 4.125%, 6/15/29	952,000	867,321
Humana, Inc., 3.70%, 3/23/29	1,162,000	1,054,805
Roche Holdings, Inc., 2.31%, 3/10/27(1)	1,350,000	1,226,131
UnitedHealth Group, Inc., 2.30%, 5/15/31	950,000	783,590
UnitedHealth Group, Inc., 5.35%, 2/15/33	245,000	250,800
Universal Health Services, Inc., 2.65%, 10/15/30	1,200,000	977,982
		10,453,951
Hotels, Restaurants and Leisure — 0.8%
Marriott International, Inc., Series FF, 4.625%, 6/15/30	565,000	533,751
Starbucks Corp., 4.75%, 2/15/26	1,000,000	990,773
		1,524,524
Household Durables — 0.2%
Safehold Operating Partnership LP, 2.85%, 1/15/32	468,000	357,899
Insurance — 1.3%
Aon Corp. / Aon Global Holdings PLC, 5.35%, 2/28/33	542,000	542,160
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	985,000	849,168
Met Tower Global Funding, 1.25%, 9/14/26(1)	1,307,000	1,137,790
		2,529,118
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc., 4.70%, 11/29/24	570,000	567,048
Amazon.com, Inc., 4.60%, 12/1/25	544,000	540,153
Amazon.com, Inc., 4.55%, 12/1/27	450,000	445,113
		1,552,314
IT Services — 2.0%
Fiserv, Inc., 5.45%, 3/2/28(3)	600,000	599,556
Global Payments, Inc., 3.75%, 6/1/23	761,000	757,384
Global Payments, Inc., 4.45%, 6/1/28	985,000	920,541
International Business Machines Corp., 3.30%, 5/15/26	1,250,000	1,181,792
International Business Machines Corp., 4.75%, 2/6/33	665,000	636,204
		4,095,477
Life Sciences Tools and Services — 0.4%
Illumina, Inc., 5.80%, 12/12/25	750,000	756,840
Machinery — 3.2%
Caterpillar Financial Services Corp., 4.80%, 1/6/26	1,100,000	1,096,699
CNH Industrial Capital LLC, 5.45%, 10/14/25	1,250,000	1,251,049
John Deere Capital Corp., 4.75%, 1/20/28	309,000	307,533
John Deere Capital Corp., 4.85%, 10/11/29	1,333,000	1,334,129
Parker-Hannifin Corp., 4.25%, 9/15/27	1,727,000	1,653,482
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/28	892,000	861,556
		6,504,448
Media — 4.0%
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,768,000	1,704,084
Fox Corp., 4.71%, 1/25/29	750,000	716,781
Paramount Global, 4.95%, 1/15/31(2)	484,000	434,271
Sky Ltd., 3.75%, 9/16/24(1)	3,530,000	3,440,924
WPP Finance 2010, 3.75%, 9/19/24	1,834,000	1,779,910
		8,075,970
15

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
Metals and Mining — 0.4%
Glencore Funding LLC, 2.625%, 9/23/31(1)	$513,000	$408,941
South32 Treasury Ltd., 4.35%, 4/14/32(1)	569,000	501,061
		910,002
Multi-Utilities — 2.1%
Abu Dhabi National Energy Co. PJSC, 2.00%, 4/29/28(1)	400,000	351,054
Ameren Corp., 1.75%, 3/15/28	800,000	682,697
Ameren Corp., 3.50%, 1/15/31	431,000	379,332
Ameren Illinois Co., 3.85%, 9/1/32	818,000	749,364
Dominion Energy, Inc., Series A, 4.35%, 8/15/32(2)	500,000	461,798
DTE Energy Co., 2.85%, 10/1/26	650,000	597,119
DTE Energy Co., VRN, 4.22%, 11/1/24	988,000	966,882
		4,188,246
Oil, Gas and Consumable Fuels — 4.6%
Continental Resources, Inc., 2.27%, 11/15/26(1)	492,000	429,010
Diamondback Energy, Inc., 6.25%, 3/15/33	340,000	347,276
Energy Transfer LP, 5.50%, 6/1/27	580,000	577,132
Energy Transfer LP, 5.75%, 2/15/33	794,000	782,177
EQT Corp., 5.70%, 4/1/28	250,000	245,971
Hess Corp., 3.50%, 7/15/24(2)	445,000	434,561
HF Sinclair Corp., 2.625%, 10/1/23	425,000	417,312
MPLX LP, 4.875%, 6/1/25	700,000	689,497
Sabine Pass Liquefaction LLC, 5.875%, 6/30/26	689,000	693,468
Shell International Finance BV, 2.375%, 11/7/29	2,089,000	1,794,867
Southwestern Energy Co., 5.375%, 3/15/30	843,000	771,345
Williams Cos., Inc., 4.55%, 6/24/24	1,871,000	1,845,774
Williams Cos., Inc., 5.65%, 3/15/33(3)	250,000	250,040
		9,278,430
Paper and Forest Products — 0.6%
Georgia-Pacific LLC, 3.60%, 3/1/25(1)	1,350,000	1,299,987
Personal Products — 0.3%
GSK Consumer Healthcare Capital U.K. PLC, 3.125%, 3/24/25	731,000	695,263
Pharmaceuticals — 1.7%
Astrazeneca Finance LLC, 4.90%, 3/3/30(3)	145,000	143,978
Pfizer, Inc., 1.70%, 5/28/30	1,616,000	1,322,276
Royalty Pharma PLC, 1.20%, 9/2/25	719,000	643,969
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	725,000	678,393
Viatris, Inc., 1.65%, 6/22/25	600,000	546,338
Zoetis, Inc., 5.60%, 11/16/32	150,000	155,469
		3,490,423
Real Estate Management and Development — 0.1%
Essential Properties LP, 2.95%, 7/15/31	342,000	254,979
Road and Rail — 2.9%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	600,000	562,903
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	500,000	480,049
Canadian National Railway Co., 3.85%, 8/5/32	1,150,000	1,056,091
CSX Corp., 4.25%, 3/15/29	1,220,000	1,158,240
DAE Funding LLC, 1.55%, 8/1/24(1)	231,000	216,420
DAE Funding LLC, 2.625%, 3/20/25(1)	527,000	494,411
Triton Container International Ltd., 1.15%, 6/7/24(1)	1,225,000	1,142,238
16

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
United Rentals North America, Inc., 6.00%, 12/15/29(1)	$735,000	$735,974
		5,846,326
Semiconductors and Semiconductor Equipment — 1.1%
Broadcom, Inc., 4.00%, 4/15/29(1)	948,000	859,231
Intel Corp., 2.45%, 11/15/29	1,555,000	1,308,927
		2,168,158
Software — 0.3%
Oracle Corp., 6.25%, 11/9/32	565,000	588,440
Specialty Retail — 2.5%
AutoZone, Inc., 4.50%, 2/1/28	1,000,000	970,101
Dick's Sporting Goods, Inc., 3.15%, 1/15/32(2)	888,000	701,982
Home Depot, Inc., 2.70%, 4/15/25	1,145,000	1,092,564
Lowe's Cos., Inc., 3.35%, 4/1/27	1,137,000	1,064,226
Lowe's Cos., Inc., 2.625%, 4/1/31	750,000	617,169
O'Reilly Automotive, Inc., 4.70%, 6/15/32	600,000	572,154
		5,018,196
Technology Hardware, Storage and Peripherals — 1.1%
Apple, Inc., 3.25%, 8/8/29	2,505,000	2,305,398
Thrifts and Mortgage Finance — 0.5%
Nationwide Building Society, 4.85%, 7/27/27(1)	1,116,000	1,088,758
Trading Companies and Distributors — 0.9%
Air Lease Corp., 5.30%, 2/1/28	695,000	675,848
Aircastle Ltd., 4.125%, 5/1/24	526,000	513,946
Aircastle Ltd., 5.25%, 8/11/25(1)	583,000	568,880
		1,758,674
Water Utilities — 0.5%
American Water Capital Corp., 4.45%, 6/1/32	1,111,000	1,058,694
Wireless Telecommunication Services — 1.9%
Sprint LLC, 7.625%, 2/15/25	1,155,000	1,184,112
T-Mobile USA, Inc., 3.375%, 4/15/29	2,977,000	2,631,877
		3,815,989
TOTAL CORPORATE BONDS (Cost $200,342,575)		193,833,697
U.S. TREASURY SECURITIES — 1.6%
U.S. Treasury Notes, 2.875%, 6/15/25	400,000	384,500
U.S. Treasury Notes, 3.875%, 1/15/26	2,200,000	2,162,360
U.S. Treasury Notes, 3.875%, 11/30/27	500,000	492,920
U.S. Treasury Notes, 1.875%, 2/28/29	140,000	123,506
TOTAL U.S. TREASURY SECURITIES (Cost $3,223,664)		3,163,286
MUNICIPAL SECURITIES — 0.2%
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34 (Cost $517,689)	515,000	419,210
SHORT-TERM INVESTMENTS — 2.9%
Money Market Funds — 2.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,587,700	2,587,700
17

Diversified Corporate Bond ETF
	Principal Amount/Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,300,528	$3,300,528
TOTAL SHORT-TERM INVESTMENTS (Cost $5,888,228)		5,888,228
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $209,972,156)		203,304,421
OTHER ASSETS AND LIABILITIES — (0.8)%		(1,519,685)
TOTAL NET ASSETS — 100.0%		$201,784,736

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	76	June 2023	$15,483,219	$107
U.S. Treasury 10-Year Notes	121	June 2023	13,510,406	2,484
			$28,993,625	$2,591
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	123	June 2023	$13,167,727	$(95)
U.S. Treasury 10-Year Ultra Notes	21	June 2023	2,460,937	(1,166)
U.S. Treasury Long Bonds	1	June 2023	125,219	123
			$15,753,883	$(1,138)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $31,956,395, which represented 15.8% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,218,067. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,300,528.

See Notes to Financial Statements.
18

FEBRUARY 28, 2023 (UNAUDITED)

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 97.4%
Alabama — 1.0%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs Group, Inc.)	$535,000	$535,532
Black Belt Energy Gas District Rev., VRN, 4.00%, 7/1/52 (LIQ FAC: Royal Bank of Canada)	415,000	414,915
Black Belt Energy Gas District Rev., VRN, 3.77%, (MUNIPSA plus 0.35%), 10/1/52 (GA: Goldman Sachs Group, Inc.)	500,000	481,270
Black Belt Energy Gas District Rev., VRN, 5.00%, 5/1/53 (GA: Canadian Imperial Bank)	500,000	524,902
Black Belt Energy Gas District Rev., VRN, 5.50%, 11/1/53 (GA: Goldman Sachs Group, Inc.)	330,000	348,629
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 4/1/49 (GA: Goldman Sachs Group, Inc.)	455,000	454,837
		2,760,085
Arizona — 4.0%
Arizona Board of Regents Rev., (Arizona State University), 5.00%, 7/1/36	250,000	286,426
Arizona Department of Transportation State Highway Fund Rev., 5.00%, 7/1/29	160,000	163,719
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 3.67%, (MUNIPSA plus 0.25%), 1/1/46	155,000	151,449
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	188,203	174,795
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	250,000	223,915
Arizona Industrial Development Authority Rev., (Legacy Cares, Inc.), 6.00%, 7/1/51(1)(2)(6)	100,000	65,000
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(1)	200,000	168,688
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/27 (BAM)	400,000	427,114
Arizona Industrial Development Authority Rev., (Somerset Academy of Las Vegas), 4.00%, 12/15/41(1)	750,000	600,378
Gilbert Water Resource Municipal Property Corp. Rev., (Town of Gilbert Waterworks & Sewer System Rev.), 5.00%, 7/15/27	1,000,000	1,091,374
Industrial Development Authority of the City of Phoenix Arizona Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/25(1)	325,000	318,684
Industrial Development Authority of the City of Phoenix Arizona Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	155,000	159,293
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/41(1)	620,000	503,038
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	75,000	77,012
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 3.00%, 7/1/31(1)	500,000	434,077
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(1)	200,000	191,910
Pima County Sewer System Rev., 5.00%, 7/1/30	600,000	668,017
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	910,000	1,003,026
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	250,000	273,378
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	755,000	810,429
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/47	1,500,000	1,642,899
19

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	$175,000	$178,737
Scottsdale GO, 4.00%, 7/1/31	500,000	543,862
State of Arizona COP, 5.00%, 9/1/25	240,000	251,204
State of Arizona COP, 5.00%, 9/1/25(3)	580,000	606,650
		11,015,074
California — 8.6%
Bay Area Toll Authority Rev., 4.00%, 4/1/29	275,000	288,380
Bay Area Toll Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 4/1/56	250,000	247,646
California Community Choice Financing Authority Rev., VRN, 3.87%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	1,755,000	1,641,019
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.00%, 5/1/30	500,000	523,568
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(4)	100,000	18,948
California Enterprise Development Authority Rev., (Provident Group-SDSU Properties LLC), 5.00%, 8/1/50	100,000	100,673
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/48	850,000	867,879
California Housing Finance Rev., 4.25%, 1/15/35	473,698	472,021
California Housing Finance Rev., 3.50%, 11/20/35	389,254	366,598
California Infrastructure & Economic Development Bank Rev., (California Academy of Sciences), VRN, 3.77%, (MUNIPSA plus 0.35%), 8/1/47	250,000	246,979
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRN, 4.12%, (MUNIPSA plus 0.70%), 12/1/50	1,000,000	966,413
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	165,000	173,887
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/29(1)	50,000	52,065
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/30(1)	110,000	115,102
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/36(1)	175,000	176,841
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	110,000	97,938
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 2.375%, 11/15/28(1)	265,000	245,407
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/25(1)	260,000	259,477
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/26(1)	405,000	404,518
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	200,000	206,798
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	185,000	189,870
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	250,000	254,100
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/38(1)	240,000	243,045
California Statewide Communities Development Authority Special Assessment, (San Diego Assessment District No. 18-01), 5.00%, 9/2/29	250,000	269,802
20

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
California Statewide Communities Development Authority Special Tax, (Community Facilities District No. 2015), 4.00%, 9/1/40	$245,000	$224,550
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	500,000	414,775
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	350,000	243,155
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	100,000	75,289
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	750,000	469,640
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(1)	300,000	231,466
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	290,000	202,847
Eastern Municipal Water District Rev., VRN, 3.52%, (MUNIPSA plus 0.10%), 7/1/46	750,000	745,379
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	500,000	510,454
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 3.00%, 9/1/25	155,000	148,092
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(4)	500,000	49,701
Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/45(1)	1,070,000	916,933
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/31 (AGM)(1)	215,000	222,590
Los Angeles Department of Airports Rev., 5.00%, 5/15/45	500,000	541,999
Los Angeles Department of Airports Rev., 5.00%, 5/15/47	905,000	918,719
Metropolitan Water District of Southern California Rev., VRN, 3.56%, (MUNIPSA plus 0.14%), 7/1/37	200,000	199,225
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(1)	100,000	99,268
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	1,000,000	1,079,605
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	415,000	421,585
Orange County Transportation Authority Rev., 4.00%, 10/15/24(3)	1,715,000	1,741,234
Palomar Health GO, 5.00%, 8/1/27	545,000	576,640
Poway Unified School District Special Tax, (Poway Unified School District Community Facilities District No. 16), 4.00%, 9/1/31	315,000	311,714
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/24	1,000,000	1,015,027
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/38	400,000	418,068
Santa Paula Special Tax, (Santa Paula Harvest Community Facilities District No. 1), 5.00%, 9/1/35	600,000	632,797
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	630,000	676,122
State of California GO, 5.00%, 8/1/34	245,000	260,766
State of California GO, 5.00%, 4/1/35	1,045,000	1,155,480
State of California GO, 5.00%, 9/1/42	290,000	309,389
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	280,000	286,016
		23,527,499
21

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Colorado — 3.8%
Adams & Weld Counties School District No. 27J Brighton GO, 5.00%, 12/1/23	$1,000,000	$1,013,905
Board of Governors of Colorado State University System Rev., 4.00%, 3/1/44	1,220,000	1,140,328
Brighton Crossing Metropolitan District No. 6 GO, 5.00%, 12/1/40	515,000	468,199
City & County of Denver Airport System Rev., 5.50%, 11/15/42	750,000	823,925
City & County of Denver Airport System Rev., 5.75%, 11/15/45	750,000	835,619
Colorado Health Facilities Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/48	100,000	103,955
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), 5.50%, 11/1/47	200,000	210,751
Colorado Health Facilities Authority Rev., (Covenant Living Communities and Services Obligated Group), 4.00%, 12/1/40	500,000	430,178
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	100,000	100,050
Colorado Health Facilities Authority Rev., (Intermountain Healthcare Obligated Group), VRN, 5.00%, 5/15/62	1,500,000	1,592,649
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	530,000	512,807
Colorado Health Facilities Authority Rev., (Sisters of Charity of Leavenworth Health System, Inc. Obligated Group), 4.00%, 1/1/38	210,000	211,358
Denver City & County School District No. 1 GO, 5.00%, 12/1/24	1,500,000	1,549,937
Denver Urban Renewal Authority Tax Allocation, (9th & Colorado Urban Redevelopment Area), 5.25%, 12/1/39(1)	100,000	100,667
State of Colorado COP, 6.00%, 12/15/38	230,000	277,697
State of Colorado COP, 6.00%, 12/15/40	385,000	460,082
Village Metropolitan District GO, 5.00%, 12/1/49	500,000	459,262
		10,291,369
Connecticut — 2.0%
Connecticut State Health & Educational Facilities Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/45	1,000,000	1,015,854
Connecticut State Health & Educational Facilities Authority Rev., VRN, 2.80%, 7/1/57	470,000	464,808
State of Connecticut GO, 5.00%, 6/15/34	680,000	695,724
State of Connecticut GO, 4.00%, 1/15/35	1,000,000	1,033,919
State of Connecticut GO, 4.00%, 6/1/36	1,000,000	1,018,622
State of Connecticut Special Tax Rev., 5.00%, 5/1/29	1,145,000	1,289,637
		5,518,564
Delaware — 0.3%
Delaware Transportation Authority Rev., 5.00%, 7/1/24	750,000	768,717
District of Columbia — 1.7%
District of Columbia GO, 5.00%, 2/1/41	520,000	569,085
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 7/1/47	750,000	815,352
District of Columbia Rev., (Plenary Infrastructure LLC), 5.00%, 2/28/25	1,000,000	1,014,870
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/39	1,535,000	1,595,739
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	270,000	263,242
22

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/28	$390,000	$431,015
		4,689,303
Florida — 8.9%
Broward County Port Facilities Rev., 5.00%, 9/1/40	1,000,000	1,057,678
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/40	925,000	997,700
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/47	880,000	827,746
Capital Projects Finance Authority Rev., (CAPFA Capital Corp. 2000F), 5.00%, 10/1/28	300,000	300,711
Central Florida Expressway Authority Rev., 5.00%, 7/1/28 (AGM)	750,000	833,327
Duval County Public Schools COP, 5.00%, 7/1/35 (AGM)	295,000	329,248
Florida Development Finance Corp. Rev., 3.00%, 7/1/31(1)	260,000	232,138
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 3.00%, 6/1/23	115,000	114,366
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/24	105,000	103,404
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/25	110,000	106,955
Florida Development Finance Corp. Rev., (Glenridge on Palmer Ranch Obligated Group), 4.00%, 6/1/26	110,000	105,556
Florida Keys Aqueduct Authority Rev., VRDN, 3.42%, 3/7/23 (LOC: TD Bank N.A.)	3,000,000	3,000,000
Fort Pierce Utilities Authority Rev., 5.00%, 10/1/29 (AGM)	1,050,000	1,171,206
Greater Orlando Aviation Authority Rev., 5.00%, 10/1/33	180,000	188,704
Hillsborough County Aviation Authority Rev., 5.00%, 10/1/27	375,000	398,191
Lake County Rev., (Educational Charter Foundation of Florida, Inc.), 5.00%, 1/15/39(1)	550,000	523,337
Miami-Dade County Aviation Rev., 5.00%, 10/1/38	500,000	508,560
Miami-Dade County Seaport Department Rev., 5.25%, 10/1/52	300,000	313,211
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	175,000	176,981
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/44	1,000,000	949,332
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/44	1,390,000	1,481,214
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/53	500,000	522,174
Orlando Utilities Commission Rev., VRDN, 3.55%, 3/7/23 (SBBPA: TD Bank N.A.)	3,000,000	3,000,000
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	105,000	105,977
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	375,000	362,617
Pompano Beach Rev., (John Knox Village of Florida, Inc. Obligated Group), 1.45%, 1/1/27	750,000	658,445
South Florida Water Management District COP, 5.00%, 10/1/36	560,000	581,828
State of Florida GO, 5.00%, 6/1/23	1,700,000	1,708,051
State of Florida Department of Transportation Turnpike System Rev., 5.00%, 7/1/23	600,000	603,714
Tampa Water & Wastewater System Rev., 5.00%, 10/1/41	1,000,000	1,124,883
Village Community Development District No. 14 Special Assessment, 5.50%, 5/1/53	1,000,000	981,151
Wildwood Utility Dependent District Rev., 5.00%, 10/1/41 (BAM)	900,000	965,658
		24,334,063
23

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Georgia — 4.5%
Atlanta Airport Passenger Facility Charge Rev., 4.00%, 7/1/40	$1,000,000	$957,030
Atlanta Water & Wastewater Rev., 4.00%, 11/1/37	1,345,000	1,352,311
Cobb County Kennestone Hospital Authority Rev., (WellStar Health System Obligated Group), 4.00%, 4/1/52	1,000,000	884,689
George L Smith II Congress Center Authority Rev., (Signia Hotel Management LLC), 3.625%, 1/1/31(1)	475,000	411,271
Georgia Ports Authority Rev., 5.25%, 7/1/52	500,000	549,306
Main Street Natural Gas Inc. Rev., VRN, 4.00%, 7/1/52 (GA: Royal Bank of Canada)	1,000,000	999,835
Main Street Natural Gas Inc. Rev., VRN, 5.00%, 7/1/53 (GA: Royal Bank of Canada)	1,000,000	1,057,457
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	500,000	496,674
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 5/1/52 (GA: Citigroup Global Markets)	1,200,000	1,184,540
Main Street Natural Gas, Inc. Rev., VRN, 5.00%, 12/1/52 (GA: Citigroup, Inc.)	1,190,000	1,236,852
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 4.00%, 4/1/44	575,000	530,714
State of Georgia GO, 5.00%, 8/1/23	1,000,000	1,007,779
State of Georgia GO, 5.00%, 7/1/29	1,465,000	1,671,330
		12,339,788
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/32	250,000	255,352
City & County of Honolulu GO, 5.00%, 3/1/29	700,000	788,200
City & County of Honolulu GO, 5.25%, 7/1/44	760,000	852,153
		1,895,705
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Ltd. Obligated Group), 4.00%, 3/1/46	365,000	327,429
Illinois — 6.1%
Chicago GO, 5.00%, 1/1/26	275,000	280,428
Chicago GO, 5.25%, 1/1/38	1,000,000	1,045,931
Chicago GO, 5.50%, 1/1/49	100,000	102,437
Chicago Board of Education GO, 5.00%, 12/1/34	280,000	285,676
Chicago Board of Education GO, 5.00%, 12/1/42	1,060,000	1,001,431
Chicago O'Hare International Airport Rev., 5.00%, 1/1/26	1,000,000	1,029,884
Chicago Wastewater Transmission Rev., 5.50%, 1/1/30 (AGM-CR)(NATL-RE)	130,000	143,637
Cook County Sales Tax Rev., 5.25%, 11/15/45	725,000	775,099
Illinois Finance Authority Rev., (Plymouth Place Obligated Group), 4.75%, 11/15/27	500,000	500,219
Illinois Finance Authority Rev., (Presbyterian Homes Obligated Group), VRN, 4.12%, (MUNIPSA plus 0.70%), 5/1/42	250,000	243,184
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 1/1/33	1,000,000	1,065,735
Illinois Finance Authority Rev., (University of Chicago Medical Center Obligated Group), VRN, 5.00%, 8/15/52	250,000	266,943
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	400,000	416,425
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	1,000,000	962,541
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	1,150,000	1,225,637
Joliet Waterworks & Sewerage Rev., 5.00%, 1/1/24	345,000	347,584
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/31 (AGM)	200,000	211,180
24

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/28	$605,000	$644,818
Northern Illinois University Rev., 5.00%, 10/1/28 (BAM)	325,000	348,361
Peoria City School District No. 150 GO, 4.00%, 1/1/26 (AGM)	840,000	854,072
State of Illinois GO, 5.00%, 10/1/25	175,000	179,787
State of Illinois GO, 5.00%, 11/1/29	280,000	292,832
State of Illinois GO, 5.00%, 10/1/30	625,000	657,089
State of Illinois GO, 5.00%, 10/1/33	200,000	208,427
State of Illinois GO, 5.00%, 2/1/39	750,000	753,318
State of Illinois GO, 5.50%, 5/1/39	220,000	233,879
State of Illinois GO, 5.50%, 10/1/39	1,000,000	1,078,362
State of Illinois GO, 5.50%, 3/1/42	1,250,000	1,329,914
State of Illinois GO, 5.75%, 5/1/45	225,000	238,616
		16,723,446
Indiana — 0.2%
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.00%, 2/1/26	500,000	521,715
Iowa — 0.9%
Iowa Finance Authority Rev., (Iowa Finance Authority State Revolving Fund), 5.00%, 8/1/44	500,000	540,425
Iowa Finance Authority Rev., (Lifespace Communities, Inc. Obligated Group), VRN, 3.74%, (SOFR plus 0.55%), 5/15/56	500,000	473,740
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/39	850,000	805,100
Iowa Tobacco Settlement Authority Rev., 4.00%, 6/1/49	645,000	631,506
		2,450,771
Kansas — 0.3%
Kansas Development Finance Authority Rev., (AdventHealth Obligated Group), VRN, 5.00%, 11/15/54	700,000	780,335
Prairie Village Tax Allocation, (Prairie Village Meadowbrook Redevelopment District), 3.125%, 4/1/36	130,000	103,561
		883,896
Kentucky — 1.3%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/30	370,000	398,983
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.25%, 6/1/41	100,000	102,060
Kentucky Public Energy Authority Rev., VRN, 4.00%, 4/1/48 (GA: Morgan Stanley)	300,000	300,221
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	440,000	438,049
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	250,000	250,192
Kentucky Public Energy Authority Rev., VRN, 4.25%, (SOFR plus 0.12%), 8/1/52 (GA: Morgan Stanley)	1,000,000	951,545
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 4.00%, 11/1/38	500,000	489,816
Kentucky State University COP, 4.00%, 11/1/46 (BAM)	750,000	692,651
		3,623,517
Louisiana — 0.4%
Louisiana Public Facilities Authority Rev., (Tulane University), 5.00%, 10/15/48	750,000	797,828
Louisiana Stadium & Exposition District Rev., 5.00%, 7/3/23	100,000	100,099
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/48 (AGM)	250,000	259,633
		1,157,560
25

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Maryland — 2.3%
Baltimore Rev., 5.00%, 6/1/51	$400,000	$376,418
Baltimore Rev., (East Baltimore Research Park Development District), 4.00%, 9/1/27	200,000	196,043
Baltimore County COP, 5.00%, 3/1/28	375,000	413,090
Brunswick Special Tax, 5.00%, 7/1/36	100,000	100,700
Gaithersburg Rev., (Asbury Maryland Obligated Group), 5.125%, 1/1/42	400,000	390,299
Maryland Economic Development Corp. Tax Allocation, (City of Baltimore Port Covington Development District), 4.00%, 9/1/50	1,000,000	805,521
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 4.00%, 1/1/51	500,000	413,029
Maryland Stadium Authority Built to Learn Rev., 5.00%, 6/1/25	500,000	519,421
State of Maryland GO, 4.00%, 8/1/23	1,250,000	1,254,577
State of Maryland GO, 5.00%, 6/1/31	1,640,000	1,928,782
		6,397,880
Massachusetts — 2.7%
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/43	1,190,000	1,301,356
Commonwealth of Massachusetts Transportation Fund Rev., 5.00%, 6/1/51	1,000,000	1,067,449
Massachusetts GO, 5.00%, 10/1/37	1,000,000	1,141,695
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp. Obligated Group), 5.25%, 7/1/48	750,000	785,456
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 4.00%, 10/1/32(1)	100,000	97,815
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc. Obligated Group), 5.00%, 10/1/37(1)	150,000	151,583
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	890,000	847,257
Massachusetts Port Authority Rev., 5.00%, 7/1/41	800,000	844,686
Massachusetts School Building Authority Rev., 5.00%, 8/15/45	730,000	786,489
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/32	460,000	510,597
		7,534,383
Michigan — 1.3%
Detroit GO, 5.00%, 4/1/25	50,000	50,501
Detroit GO, 5.00%, 4/1/36	550,000	554,084
Detroit GO, 5.00%, 4/1/37	250,000	249,378
Detroit Downtown Development Authority Tax Allocation, (Development Area No. 1), 5.00%, 7/1/23 (AGM)	350,000	351,749
Michigan Finance Authority Rev., (BHSH System Obligated Group), 5.00%, 4/15/27	1,335,000	1,436,751
Michigan Finance Authority Rev., (BHSH System Obligated Group), 4.00%, 4/15/42	395,000	372,312
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/24, Prerefunded at 100% of Par(1)(3)	100,000	103,854
Michigan State Hospital Finance Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/24	355,000	366,206
		3,484,835
Minnesota — 0.5%
State of Minnesota GO, 5.00%, 9/1/23	1,350,000	1,363,198
Missouri — 1.0%
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/27	200,000	213,884
26

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Health & Educational Facilities Authority of the State of Missouri Rev., (SSM Health Care Obligated Group), 5.00%, 6/1/28	$150,000	$163,316
Kansas City GO, 5.00%, 2/1/24	625,000	635,331
Kansas City Industrial Development Authority Rev., 5.00%, 3/1/44	1,000,000	1,020,196
St. Louis Airport Rev., 5.00%, 7/1/52	750,000	789,920
		2,822,647
Nebraska — 0.6%
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	600,000	603,255
Central Plains Energy Project Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs & Company)	1,000,000	1,030,535
		1,633,790
Nevada — 1.6%
Las Vegas Special Improvement District No. 815 Special Assessment, 4.00%, 12/1/31	250,000	234,626
Las Vegas Special Improvement District No. 815 Special Assessment, 5.00%, 12/1/49	200,000	186,591
Las Vegas Special Improvement District No. 816 Special Assessment, 2.00%, 6/1/23	150,000	149,141
Las Vegas Valley Water District GO, 5.00%, 6/1/38	1,340,000	1,396,383
Sparks Rev., 2.50%, 6/15/24(1)	60,000	58,405
State of Nevada GO, 5.00%, 8/1/30	1,530,000	1,733,913
State of Nevada Highway Improvement Rev., 4.00%, 12/1/33	375,000	390,837
Tahoe-Douglas Visitors Authority Rev., 4.00%, 7/1/25	200,000	198,062
		4,347,958
New Hampshire — 0.3%
New Hampshire Business Finance Authority Rev., (Springpoint Senior Living Obligated Group), 4.00%, 1/1/27	500,000	487,493
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	286,556	282,125
		769,618
New Jersey — 3.2%
New Jersey Economic Development Authority Rev., 5.50%, 12/15/26, Prerefunded at 100% of Par(3)	260,000	283,342
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/37	500,000	534,737
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 9/1/24 (Ambac)	1,000,000	1,027,430
New Jersey Educational Facilities Authority Rev., (Trustees of Princeton University), 5.00%, 3/1/32	625,000	744,858
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	715,000	750,198
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/28	455,000	492,507
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/28	375,000	409,273
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	400,000	433,366
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	260,000	279,964
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	1,000,000	1,100,418
New Jersey Transportation Trust Fund Authority Rev., 4.00%, 6/15/38	620,000	604,677
New Jersey Turnpike Authority Rev., 5.00%, 1/1/48	150,000	157,587
27

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Newark Board of Education GO, 5.00%, 7/15/33 (BAM)	$900,000	$1,012,796
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/46	280,000	277,206
Tobacco Settlement Financing Corp. Rev., 5.25%, 6/1/46	750,000	775,268
		8,883,627
New Mexico — 0.6%
New Mexico Finance Authority Rev., (New Mexico Finance Authority Public Project Revolving Fund), 5.00%, 6/1/24	1,000,000	1,023,188
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	70,000	69,252
New Mexico Municipal Energy Acquisition Authority Rev., VRN, 5.00%, 11/1/39 (LIQ FAC: Royal Bank of Canada) (GA: Royal Bank of Canada)	500,000	513,858
		1,606,298
New York — 10.5%
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	110,000	112,330
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	560,000	571,860
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	750,000	799,982
Metropolitan Transportation Authority Rev., 5.00%, 11/15/38	255,000	264,676
Metropolitan Transportation Authority Rev., VRN, 3.85%, (SOFR plus 0.80%), 11/1/32 (AGM)	250,000	247,648
Nassau County Interim Finance Authority Rev., 4.00%, 11/15/35	500,000	539,672
New York City GO, 5.25%, 5/1/41	150,000	167,463
New York City GO, 5.00%, 4/1/43	500,000	528,329
New York City GO, 4.00%, 8/1/44	1,000,000	957,113
New York City GO, 4.00%, 9/1/46	250,000	236,952
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/25	750,000	760,323
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/39	815,000	839,305
New York City Municipal Water Finance Authority Rev., 5.00%, 6/15/49	390,000	415,302
New York City Municipal Water Finance Authority Rev., (New York City Water & Sewer System), 5.00%, 6/15/29	1,100,000	1,211,543
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	1,000,000	1,070,228
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/34	500,000	587,470
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 2/1/36	200,000	226,949
New York City Transitional Finance Authority Future Tax Secured Rev., 5.25%, 11/1/40	1,000,000	1,130,536
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	650,000	631,930
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.50%, 10/1/37 (GA: Goldman Sachs Group, Inc.)	175,000	198,681
New York Power Authority Rev., 5.00%, 11/15/27 (AGM)	1,000,000	1,102,577
New York State Dormitory Authority Rev., 5.00%, 10/1/28 (BAM)	670,000	746,473
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 4.00%, 5/1/45	1,000,000	935,911
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	500,000	502,541
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	750,000	735,865
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/26(3)	1,100,000	1,169,035
28

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/27(3)	$815,000	$881,704
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/24	500,000	512,040
New York State Environmental Facilities Corp. Rev., (State of New York State Revolving Fund), 5.00%, 6/15/39	850,000	958,652
New York State Thruway Authority Rev., 5.00%, 1/1/29	915,000	943,386
New York State Thruway Authority Rev., 4.00%, 1/1/38	700,000	693,065
New York State Thruway Authority Rev., 4.00%, 1/1/45	945,000	880,180
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/44	750,000	716,975
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 3.00%, 8/1/31 (GA: American Airlines Group)	130,000	116,041
New York Transportation Development Corp. Rev., (Empire State Thruway Partners LLC), 4.00%, 4/30/53	500,000	410,509
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 4.00%, 12/1/40	200,000	184,275
New York Transportation Development Corp. Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/41	640,000	652,961
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 4.00%, 7/1/36 (AGM)	685,000	653,405
Town of Oyster Bay GO, 5.00%, 8/1/25 (AGM)	545,000	569,833
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	255,000	277,975
Triborough Bridge & Tunnel Authority Sales Tax Rev., 5.00%, 5/15/39	1,000,000	1,112,555
Utility Debt Securitization Authority Rev., 5.00%, 12/15/30	1,000,000	1,013,062
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	980,000	1,025,291
Westchester County Local Development Corp. Rev., (Purchase Senior Learning Community Obligated Group), 2.875%, 7/1/26(1)	455,000	434,429
Yonkers Economic Development Corp. Rev., (Charter School of Educational Excellence), 5.00%, 10/15/39	100,000	93,047
		28,820,079
North Carolina — 1.5%
North Carolina Medical Care Commission Rev., (Forest at Duke, Inc. Obligated Group), 4.00%, 9/1/46	715,000	574,494
North Carolina Medical Care Commission Rev., (Maryfield, Inc. Obligated Group), 2.875%, 10/1/26	45,000	42,336
North Carolina Turnpike Authority Rev., 5.00%, 2/1/24(3)	1,000,000	1,014,267
State of North Carolina Rev., 5.00%, 3/1/34	345,000	384,341
State of North Carolina Rev., (Highway Trust Fund), 5.00%, 5/1/25	1,000,000	1,041,015
Wake County GO, 5.00%, 2/1/27	1,000,000	1,082,643
		4,139,096
Ohio — 2.9%
Allen County Hospital Facilities Rev., (Bon Secours Mercy Health, Inc.), 4.00%, 8/1/47	1,000,000	918,366
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48	300,000	262,689
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55	1,265,000	1,150,441
Cleveland-Cuyahoga County Port Authority Rev., (Cleveland Museum of Natural History), 4.00%, 7/1/40	450,000	436,030
Columbus GO, 5.00%, 4/1/32	500,000	560,089
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/42	360,000	362,312
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/37	170,000	171,756
Ohio Higher Educational Facility Commission Rev., (Cleveland Institute of Art), 5.50%, 12/1/53	100,000	94,480
29

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/42	$1,250,000	$1,387,414
State of Ohio GO, 5.00%, 5/1/40	660,000	735,928
State of Ohio Rev., (University Hospitals Health System, Inc. Obligated Group), 4.00%, 1/15/39	700,000	656,538
Worthington City School District GO, 5.50%, 12/1/54(5)	1,000,000	1,119,350
		7,855,393
Oklahoma — 0.3%
Oklahoma Capitol Improvement Authority Rev., (Oklahoma Department of Transportation), 4.00%, 7/1/38	850,000	830,152
Oregon — 0.9%
Clackamas County Hospital Facility Authority Rev., (Rose Villa, Inc. Obligated Group), 5.125%, 11/15/40	250,000	231,457
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	100,000	91,144
State of Oregon GO, 4.00%, 8/1/31	1,000,000	1,027,204
State of Oregon Department of Transportation Rev., 5.25%, 11/15/47	1,000,000	1,112,624
		2,462,429
Pennsylvania — 3.6%
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 2/1/28	150,000	131,732
Berks County Municipal Authority Rev., (Tower Health Obligated Group), 5.00%, 11/1/40	300,000	208,835
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/37 (AGM)	450,000	501,159
Bucks County Water and Sewer Authority Rev., 5.00%, 12/1/38 (AGM)	525,000	582,637
Commonwealth Financing Authority Rev., 5.00%, 6/1/24	1,625,000	1,653,080
Commonwealth Financing Authority Rev., 5.00%, 6/1/25	290,000	298,909
Delaware County Authority Rev., (Villanova University), 5.00%, 8/1/31	1,200,000	1,238,272
Pennsylvania GO, 5.00%, 1/1/24	690,000	700,941
Pennsylvania GO, 5.00%, 10/1/24	1,000,000	1,029,948
Pennsylvania GO, 5.00%, 7/15/29	845,000	954,653
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.75%, 6/30/48	400,000	426,334
Pennsylvania Economic Development Financing Authority Rev., (Commonwealth of Pennsylvania Department of Transportation), 5.00%, 12/31/57 (AGM)	400,000	404,621
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	290,000	324,636
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	340,000	347,637
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/44	750,000	824,334
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/46	300,000	306,978
		9,934,706
South Carolina — 0.2%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	100,000	84,575
Charleston Waterworks & Sewer System Rev., 5.00%, 1/1/37	325,000	373,188
Richland County Special Assessment, (Richland County Village at Sandhill Improvement District), 3.75%, 11/1/36(1)	270,000	210,035
		667,798
30

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Tennessee — 1.0%
Metropolitan Government Nashville & Davidson County Industrial Development Board Special Assessment, (South Nashville Central Business Improvement District), Capital Appreciation, 0.00%, 6/1/43(1)(4)	$4,000,000	$1,247,063
Metropolitan Nashville Airport Authority Rev., 5.50%, 7/1/52	100,000	107,041
Nashville Metropolitan Development & Housing Agency Tax Allocation, 5.125%, 6/1/36(1)	225,000	227,300
Tennessee Energy Acquisition Corp. Rev., VRN, 5.00%, 5/1/53 (GA: Goldman Sachs Group, Inc.)	1,000,000	1,033,040
		2,614,444
Texas — 8.4%
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	425,000	435,434
Arlington Higher Education Finance Corp. Rev., (Riverwalk Education Foundation Inc), 5.00%, 8/15/29 (PSF-GTD)	400,000	448,800
Austin Airport System Rev., 5.00%, 11/15/41	1,000,000	1,048,741
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/27	775,000	805,490
Central Texas Regional Mobility Authority Rev., 4.00%, 1/1/51	1,290,000	1,165,224
Central Texas Turnpike System Rev., 5.00%, 8/15/42	1,250,000	1,258,160
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/38 (PSF-GTD)	520,000	531,890
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/42 (PSF-GTD)	465,000	443,706
Clifton Higher Education Finance Corp. Rev., (International American Education Federation, Inc.), 6.125%, 8/15/48	50,000	50,285
El Paso Water & Sewer Rev., 4.00%, 3/1/40	1,000,000	980,001
Fort Bend Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,000,000	1,036,137
Frisco Independent School District GO, 5.00%, 2/15/26 (PSF-GTD)	780,000	825,940
Frisco Independent School District GO, 5.00%, 8/15/32 (PSF-GTD)	1,000,000	1,123,141
Houston GO, 5.00%, 3/1/29	340,000	380,842
Houston Higher Education Finance Corp. Rev., (Houston Baptist University), 4.00%, 10/1/51	200,000	159,922
Katy Independent School District GO, 5.00%, 2/15/28 (PSF-GTD)	350,000	386,382
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	1,755,000	1,880,774
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/27(3)	240,000	258,000
North Texas Tollway Authority Rev., 4.00%, 1/1/35	595,000	598,832
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/26	585,000	592,493
Permanent University Fund - University of Texas System Rev., 5.00%, 7/1/27	500,000	543,943
San Antonio Water System Rev., 4.00%, 5/15/34	275,000	286,523
State of Texas GO, 5.00%, 8/1/40	815,000	839,090
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), VRN, 5.00%, 11/15/52	160,000	167,083
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Methodist Hospitals of Dallas Obligated Group), 4.00%, 10/1/42	665,000	634,605
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	945,000	959,933
Texas Municipal Gas Acquisition & Supply Corp. III Rev., 5.00%, 12/15/26 (GA: Macquarie Group Ltd.)	250,000	255,514
31

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 4.00%, 6/30/38	$1,300,000	$1,213,378
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/43	1,360,000	1,323,828
Texas Water Development Board Rev., (Texas Water Development Board State Revolving Fund), 5.00%, 8/1/41	1,000,000	1,106,940
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/32	1,000,000	1,187,958
		22,928,989
Utah — 1.4%
Intermountain Power Agency Rev., 5.00%, 7/1/27	500,000	545,436
State of Utah GO, 5.00%, 7/1/28	585,000	653,378
UIPA Crossroads Public Infrastructure District Tax Allocation, (AJL Project Area), 4.375%, 6/1/52(1)	750,000	629,210
University of Utah Rev., 5.00%, 8/1/46	855,000	931,238
Utah State University Rev., 4.00%, 12/1/42 (AGM)	1,215,000	1,157,298
		3,916,560
Virginia — 1.1%
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 5.00%, 5/15/27	330,000	357,900
Fairfax County Industrial Development Authority Rev., (Inova Health System Obligated Group), 4.00%, 5/15/42	670,000	649,079
Fairfax County Sewer Rev., 5.00%, 7/15/46	1,000,000	1,109,214
Lynchburg Economic Development Authority Rev., (Centra Health Obligated Group), 4.00%, 1/1/37	825,000	783,713
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/45(1)	200,000	176,155
		3,076,061
Washington — 5.0%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/37	500,000	565,622
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/39	525,000	577,153
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/40	1,955,000	2,154,038
King County School District No. 411 Issaquah GO, 4.00%, 12/1/33 (SCH BD GTY)	680,000	717,249
Port of Seattle Rev., 5.00%, 4/1/36	1,365,000	1,446,525
Port of Seattle Rev., 5.50%, 8/1/47	1,000,000	1,076,218
Seattle Municipal Light & Power Rev., 5.00%, 7/1/42	1,125,000	1,239,556
Seattle Municipal Light & Power Rev., 5.00%, 7/1/52	1,000,000	1,081,715
Seattle Municipal Light & Power Rev., VRN, 3.67%, (MUNIPSA plus 0.25%), 5/1/45	200,000	196,312
State of Washington GO, 5.00%, 2/1/29	420,000	464,272
State of Washington GO, 5.00%, 8/1/39	300,000	308,518
State of Washington GO, 5.00%, 6/1/41	770,000	833,731
State of Washington GO, 5.00%, 2/1/42	625,000	652,773
State of Washington GO, 5.00%, 6/1/45	1,000,000	1,080,708
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	300,000	310,332
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 10/1/33	650,000	652,980
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 3.00%, 7/1/27(1)	300,000	263,279
		13,620,981
32

Diversified Municipal Bond ETF
	Principal Amount/Shares	Value
Wisconsin — 1.7%
Public Finance Authority Rev., (Appalachian Regional Healthcare System Obligated Group), 5.00%, 7/1/41	$250,000	$255,553
Public Finance Authority Rev., (Bancroft Neurohealth Obligated Group), 5.125%, 6/1/48(1)	75,000	67,050
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	150,000	140,541
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	600,000	612,597
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	75,000	80,712
Public Finance Authority Rev., (Duke Energy Progress LLC), VRN, 3.30%, 10/1/46	540,000	536,739
Public Finance Authority Rev., (Roseman University of Health Sciences), 4.00%, 4/1/52(1)	250,000	183,772
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 4.00%, 7/1/61(1)	225,000	161,373
Public Finance Authority Rev., (UHF RISE Student Housing LLC), 5.25%, 7/1/61(1)	215,000	163,715
Public Finance Authority Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 4.00%, 10/1/41	505,000	413,417
State of Wisconsin GO, 4.00%, 5/1/39	750,000	754,013
Wisconsin Health & Educational Facilities Authority Rev., (Advocate Aurora Health Obligated Group), VRN, 3.60%, (MUNIPSA plus 0.18%), 8/15/54	1,000,000	966,917
Wisconsin Health & Educational Facilities Authority Rev., (Bellin Memorial Hospital Obligated Group), 5.50%, 12/1/52	200,000	215,724
		4,552,123
TOTAL MUNICIPAL SECURITIES (Cost $277,594,153)		267,091,546
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $4,810,658)	4,811,462	4,811,462
TOTAL INVESTMENT SECURITIES — 99.2% (Cost $282,404,811)		271,903,008
OTHER ASSETS AND LIABILITIES — 0.8%		2,299,234
TOTAL NET ASSETS — 100.0%		$274,202,242
33

Diversified Municipal Bond ETF

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
AGM-CR	–	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
LIQ FAC	–	Liquidity Facilities
LOC	–	Letter of Credit
MUNIPSA	–	SIFMA Municipal Swap Index
NATL-RE	–	National Public Finance Guarantee Corporation - Reinsured
PSF-GTD	–	Permanent School Fund Guaranteed
SBBPA	–	Standby Bond Purchase Agreement
SCH BD GTY	–	School Bond Guaranty
SOFR	–	Secured Overnight Financing Rate
VRDN	–	Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $12,625,295, which represented 4.6% of total net assets.
(2)Security is in default.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(5)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(6)Non-income producing.

See Notes to Financial Statements.
34

FEBRUARY 28, 2023 (UNAUDITED)

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 42.5%
Angola — 2.2%
Angolan Government International Bond, 8.25%, 5/9/28(1)	$500,000	$462,390
Angolan Government International Bond, 9.375%, 5/8/48(1)	300,000	256,410
		718,800
Argentina — 0.9%
Argentine Republic Government International Bond, 1.50%, 7/9/35	978,000	280,489
Chile — 3.4%
Chile Government International Bond, 2.55%, 1/27/32	676,000	555,876
Chile Government International Bond, 2.55%, 7/27/33	200,000	157,321
Chile Government International Bond, 3.50%, 1/31/34	100,000	85,506
Chile Government International Bond, 4.34%, 3/7/42	200,000	171,495
Chile Government International Bond, 4.00%, 1/31/52	170,000	132,416
		1,102,614
Colombia — 0.5%
Colombia Government International Bond, 7.50%, 2/2/34	11,000	10,444
Colombia Government International Bond, 6.125%, 1/18/41	200,000	157,000
		167,444
Dominican Republic — 3.0%
Dominican Republic International Bond, 4.50%, 1/30/30	200,000	172,488
Dominican Republic International Bond, 4.875%, 9/23/32	772,000	648,154
Dominican Republic International Bond, 5.875%, 1/30/60	200,000	150,899
		971,541
Ecuador — 1.0%
Ecuador Government International Bond, 5.50%, 7/31/30	200,000	98,300
Ecuador Government International Bond, 2.50%, 7/31/35	625,000	224,103
		322,403
Egypt — 2.7%
Egypt Government International Bond, 5.80%, 9/30/27	200,000	157,249
Egypt Government International Bond, 7.05%, 1/15/32	815,000	570,388
Egypt Government International Bond, 7.625%, 5/29/32(1)	50,000	35,569
Egypt Government International Bond, 8.50%, 1/31/47(1)	150,000	96,405
		859,611
Ghana — 0.3%
Ghana Government International Bond, 8.95%, 3/26/51(1)	250,000	92,215
Guatemala — 1.9%
Guatemala Government Bond, 4.375%, 6/5/27(1)	50,000	47,498
Guatemala Government Bond, 5.25%, 8/10/29(1)	200,000	192,556
Guatemala Government Bond, 4.90%, 6/1/30	400,000	377,451
		617,505
Indonesia — 2.3%
Indonesia Government International Bond, 8.50%, 10/12/35	355,000	452,756
Indonesia Government International Bond, 4.75%, 7/18/47	75,000	70,505
Indonesia Government International Bond, 5.45%, 9/20/52	200,000	199,000
		722,261
Ivory Coast — 1.4%
Ivory Coast Government International Bond, 5.75%, 12/31/32	474,571	433,913
Jordan — 0.3%
Jordan Government International Bond, 7.375%, 10/10/47(1)	100,000	87,941
35

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Kenya — 0.2%
Kenya Government International Bond, 8.25%, 2/28/48(1)	$100,000	$77,707
Mexico — 2.5%
Mexico Government International Bond, 4.75%, 4/27/32	435,000	406,546
Mexico Government International Bond, 3.50%, 2/12/34	441,000	360,276
Mexico Government International Bond, 6.35%, 2/9/35	20,000	20,570
		787,392
Mongolia — 0.5%
Development Bank of Mongolia LLC, 7.25%, 10/23/23	165,000	158,400
Nigeria — 0.5%
Nigeria Government International Bond, 7.875%, 2/16/32	200,000	154,624
Oman — 2.1%
Oman Government International Bond, 6.75%, 1/17/48	700,000	672,847
Pakistan — 0.3%
Pakistan Government International Bond, 8.25%, 9/30/25	200,000	97,668
Panama — 1.2%
Panama Government International Bond, 4.50%, 4/16/50	500,000	379,280
Paraguay — 0.5%
Paraguay Government International Bond, 5.40%, 3/30/50	200,000	168,220
Peru — 2.0%
Peruvian Government International Bond, 8.75%, 11/21/33	200,000	248,172
Peruvian Government International Bond, 3.55%, 3/10/51	538,000	383,597
		631,769
Philippines — 1.5%
Philippine Government International Bond, 6.375%, 1/15/32	200,000	217,045
Philippine Government International Bond, 5.50%, 1/17/48	267,000	271,160
		488,205
Poland — 0.3%
Republic of Poland Government International Bond, 5.75%, 11/16/32	100,000	105,028
Romania — 1.5%
Romanian Government International Bond, 6.625%, 2/17/28(1)	200,000	204,725
Romanian Government International Bond, 6.00%, 5/25/34(1)	150,000	146,430
Romanian Government International Bond, 7.625%, 1/17/53(1)	112,000	121,293
		472,448
Saudi Arabia — 3.5%
Saudi Government International Bond, 4.75%, 1/18/28(1)	81,000	80,214
Saudi Government International Bond, 5.50%, 10/25/32(1)	329,000	343,242
Saudi Government International Bond, 4.625%, 10/4/47	600,000	526,500
Saudi Government International Bond, 4.625%, 10/4/47(1)	200,000	175,500
		1,125,456
Serbia — 0.6%
Serbia International Bond, 6.50%, 9/26/33(1)	200,000	194,963
South Africa — 3.5%
Republic of South Africa Government International Bond, 5.875%, 9/16/25	300,000	299,254
Republic of South Africa Government International Bond, 5.875%, 4/20/32	600,000	536,721
Republic of South Africa Government International Bond, 5.75%, 9/30/49	400,000	292,830
		1,128,805
36

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Turkey — 1.3%
Turkey Government International Bond, 9.875%, 1/15/28	$250,000	$254,205
Turkey Government International Bond, 6.625%, 2/17/45	200,000	150,374
		404,579
Ukraine — 0.6%
Ukraine Government International Bond, 7.25%, 3/15/35(5)(6)	1,050,000	182,962
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $14,613,113)		13,607,090
CORPORATE BONDS — 39.7%
Brazil — 5.0%
Braskem Netherlands Finance BV, 7.25%, 2/13/33(1)	87,000	84,993
CSN Resources SA, 4.625%, 6/10/31(1)	400,000	315,357
Embraer Netherlands Finance BV, 6.95%, 1/17/28(1)	200,000	200,769
Guara Norte Sarl, 5.20%, 6/15/34(1)	182,114	152,728
GUSAP III LP, 4.25%, 1/21/30(1)	360,000	330,978
Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26	75,000	32,774
MC Brazil Downstream Trading SARL, 7.25%, 6/30/31(1)	193,251	158,694
Minerva Luxembourg SA, 4.375%, 3/18/31	400,000	314,451
		1,590,744
Chile — 0.8%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	229,000	158,434
VTR Finance NV, 6.375%, 7/15/28(1)	200,000	88,400
		246,834
China — 1.3%
Alibaba Group Holding Ltd., 4.20%, 12/6/47	150,000	117,186
Longfor Group Holdings Ltd., 3.95%, 9/16/29	200,000	157,503
Tencent Holdings Ltd., 3.24%, 6/3/50	200,000	129,171
		403,860
Colombia — 4.6%
Ecopetrol SA, 5.875%, 9/18/23	200,000	199,193
Ecopetrol SA, 6.875%, 4/29/30	200,000	177,800
Ecopetrol SA, 4.625%, 11/2/31	200,000	149,300
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.375%, 12/30/30(1)	717,000	459,103
Geopark Ltd., 5.50%, 1/17/27(1)	400,000	338,392
Millicom International Cellular SA, 4.50%, 4/27/31(1)(2)	200,000	161,700
		1,485,488
Guatemala — 1.6%
Central American Bottling Corp. / CBC Bottling Holdco SL / Beliv Holdco SL, 5.25%, 4/27/29(1)(2)	400,000	368,624
CT Trust, 5.125%, 2/3/32(1)	200,000	158,200
		526,824
India — 2.2%
Greenko Dutch BV, 3.85%, 3/29/26	191,000	169,073
Reliance Industries Ltd., 2.875%, 1/12/32(1)	250,000	202,927
Vedanta Resources Finance II PLC, 8.00%, 4/23/23	200,000	185,548
Vedanta Resources Ltd., 6.125%, 8/9/24	200,000	130,091
		687,639
Indonesia — 4.3%
Freeport Indonesia PT, 4.76%, 4/14/27(1)	200,000	192,911
Indonesia Asahan Aluminium Persero PT, 5.45%, 5/15/30(1)	425,000	415,076
37

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Indonesia Asahan Aluminium Persero PT, 5.80%, 5/15/50	$200,000	$175,338
Medco Bell Pte Ltd., 6.375%, 1/30/27(1)	200,000	183,510
Perusahaan Perseroan (Persero) PT Perusahaan Listrik Negara, 5.45%, 5/21/28	425,000	420,594
		1,387,429
Israel — 2.1%
Energean Israel Finance Ltd., 4.50%, 3/30/24(1)	675,000	657,878
Leviathan Bond Ltd., 5.75%, 6/30/23(1)	10,000	9,980
		667,858
Kazakhstan — 1.4%
KazMunayGas National Co. JSC, 4.75%, 4/19/27(1)	300,000	275,396
KazMunayGas National Co. JSC, 5.75%, 4/19/47	200,000	160,128
		435,524
Luxembourg — 2.3%
EIG Pearl Holdings Sarl, 4.39%, 11/30/46(1)	461,000	350,706
Petrorio Luxembourg Trading Sarl, 6.125%, 6/9/26(1)	308,000	291,295
TMS Issuer Sarl, 5.78%, 8/23/32(1)	100,000	101,858
		743,859
Malaysia — 0.6%
Petronas Capital Ltd., 3.50%, 4/21/30	200,000	182,550
Mexico — 5.7%
BBVA Bancomer SA, VRN, 5.125%, 1/18/33(1)	200,000	180,089
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	415,777	346,442
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	140,000	105,205
Orbia Advance Corp. SAB de CV, 2.875%, 5/11/31	100,000	78,850
Petroleos Mexicanos, 6.49%, 1/23/27	614,000	558,679
Petroleos Mexicanos, 5.95%, 1/28/31(2)	250,000	191,807
Petroleos Mexicanos, 10.00%, 2/7/33(1)	210,000	202,524
Petroleos Mexicanos, 6.50%, 6/2/41(2)	250,000	167,975
		1,831,571
Nigeria — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27(1)	100,000	90,850
Panama — 1.1%
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	400,000	362,788
Qatar — 0.2%
Ooredoo International Finance Ltd., 4.50%, 1/31/43(1)	50,000	48,132
Saudi Arabia — 2.3%
Dar Al-Arkan Sukuk Co. Ltd., 6.875%, 3/21/23	400,000	399,455
Saudi Arabian Oil Co., 4.25%, 4/16/39	400,000	351,704
		751,159
South Africa — 1.8%
Eskom Holdings SOC Ltd., 6.75%, 8/6/23(1)	200,000	199,250
Eskom Holdings SOC Ltd., 7.125%, 2/11/25(1)	200,000	196,938
Prosus NV, 4.19%, 1/19/32	25,000	20,573
Sasol Financing USA LLC, 5.50%, 3/18/31	200,000	167,017
		583,778
United Arab Emirates — 0.6%
DP World Crescent Ltd., 4.85%, 9/26/28	200,000	197,086
United States — 0.3%
DAE Funding LLC, 3.375%, 3/20/28(1)	100,000	89,446
38

Emerging Markets Bond ETF
	Principal Amount/ Shares	Value
Zambia — 1.2%
First Quantum Minerals Ltd., 6.875%, 10/15/27(1)	$412,000	$386,991
TOTAL CORPORATE BONDS (Cost $14,188,270)		12,700,410
U.S. TREASURY SECURITIES — 4.6%
U.S. Treasury Notes, 2.50%, 3/31/27(3)	550,000	513,036
U.S. Treasury Notes, 1.375%, 11/15/31	400,000	325,672
U.S. Treasury Notes, 1.875%, 2/15/32(3)	750,000	635,507
TOTAL U.S. TREASURY SECURITIES (Cost $1,599,822)		1,474,215
PREFERRED STOCKS — 0.6%
Mexico — 0.6%
Banco Mercantil del Norte SA, 8.375%(1) (Cost $260,202)	220,000	216,534
SHORT-TERM INVESTMENTS — 11.4%
Money Market Funds — 11.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,178,627	3,178,627
State Street Navigator Securities Lending Government Money Market Portfolio(4)	461,438	461,438
TOTAL SHORT-TERM INVESTMENTS (Cost $3,640,065)		3,640,065
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $34,301,472)		31,638,314
OTHER ASSETS AND LIABILITIES — 1.2%		370,074
TOTAL NET ASSETS — 100.0%		$32,008,388

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Ultra Notes	10	June 2023	$1,171,875	$1,153
U.S. Treasury Ultra Bonds	17	June 2023	2,296,063	(2,187)
			$3,467,938	$(1,034)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	8	June 2023	$1,629,812	$110
U.S. Treasury 5-Year Notes	1	June 2023	107,055	1
U.S. Treasury Long Bonds	6	June 2023	751,313	738
			$2,488,180	$849
^Amount represents value and unrealized appreciation (depreciation).

39

Emerging Markets Bond ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Brazil Government International Bond	Buy	(1.00)%	12/20/27	$1,340,000	$88,591	$(19,460)	$69,131
Mexico Government International Bond	Buy	(1.00)%	12/20/27	$1,500,000	13,913	(6,818)	7,095
Republic of South Africa Government International Bond	Buy	(1.00)%	12/20/27	$521,000	36,610	(4,352)	32,258
					$139,114	$(30,630)	$108,484
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $10,698,156, which represented 33.4% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $445,053. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $540,856.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $461,438.
(5)Non-income producing.
(6)Security is in default.

See Notes to Financial Statements.
40

FEBRUARY 28, 2023 (UNAUDITED)

Multisector Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 47.3%
Aerospace and Defense — 0.8%
Boeing Co., 2.80%, 3/1/24	$680,000	$661,552
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	210,000	206,009
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	165,000	174,488
TransDigm, Inc., 4.625%, 1/15/29	220,000	189,290
		1,231,339
Air Freight and Logistics — 0.3%
Rand Parent LLC, 8.50%, 2/15/30(1)	450,000	432,562
Airlines — 1.5%
American Airlines, Inc., 11.75%, 7/15/25(1)	525,000	576,282
American Airlines, Inc., 7.25%, 2/15/28(1)	300,000	293,250
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	220,000	214,343
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(1)	1,513	1,515
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	715,000	718,396
United Airlines Pass Through Trust, Series 2020-1, Class B, 4.875%, 7/15/27	354,515	343,971
		2,147,757
Automobiles — 0.7%
Ford Motor Co., 6.10%, 8/19/32(2)	300,000	279,665
Ford Motor Credit Co. LLC, 4.95%, 5/28/27	260,000	242,521
General Motors Financial Co., Inc., 3.80%, 4/7/25	465,000	447,526
General Motors Financial Co., Inc., 4.30%, 7/13/25	101,000	98,098
		1,067,810
Banks — 8.2%
Bank of America Corp., VRN, 1.73%, 7/22/27	520,000	458,264
Bank of America Corp., VRN, 2.88%, 10/22/30	595,000	503,546
Bank of America Corp., VRN, 4.57%, 4/27/33	245,000	227,862
Bank of America Corp., VRN, 5.02%, 7/22/33	143,000	137,648
Bank of Montreal, 5.20%, 2/1/28	500,000	498,098
Bank of Nova Scotia, 4.85%, 2/1/30	345,000	334,935
Banque Federative du Credit Mutuel SA, 4.94%, 1/26/26(1)	595,000	586,949
Barclays PLC, VRN, 2.28%, 11/24/27	465,000	409,357
Barclays PLC, VRN, 7.39%, 11/2/28	210,000	221,034
BNP Paribas SA, VRN, 5.125%, 1/13/29(1)	365,000	359,079
BPCE SA, VRN, 5.98%, 1/18/27(1)	496,000	495,684
Citigroup, Inc., VRN, 5.61%, 9/29/26	605,000	605,226
Credit Agricole SA, 5.30%, 7/12/28(1)	505,000	502,480
Discover Bank, VRN, 4.68%, 8/9/28	1,185,000	1,133,795
HSBC Holdings PLC, 4.25%, 8/18/25	200,000	193,106
HSBC Holdings PLC, VRN, 5.40%, 8/11/33	399,000	382,737
JPMorgan Chase & Co., VRN, 2.07%, 6/1/29	233,000	196,557
KeyBank NA, 5.00%, 1/26/33	515,000	495,463
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29(3)	298,000	298,250
Mitsubishi UFJ Financial Group, Inc., VRN, 5.44%, 2/22/34	380,000	373,867
41

Multisector Income ETF
	Principal Amount/Shares	Value
PNC Financial Services Group, Inc., VRN, 4.76%, 1/26/27	$520,000	$512,419
Royal Bank of Canada, 6.00%, 11/1/27	290,000	298,581
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	416,000	424,865
Societe Generale SA, VRN, 3.65%, 7/8/35(1)	350,000	281,986
Toronto-Dominion Bank, 2.45%, 1/12/32	280,000	226,812
Toronto-Dominion Bank, 3.20%, 3/10/32(2)	215,000	184,703
Truist Bank, VRN, 2.64%, 9/17/29	271,000	255,448
Truist Financial Corp., VRN, 5.12%, 1/26/34	515,000	501,414
US Bancorp, VRN, 5.85%, 10/21/33	175,000	180,542
US Bancorp, VRN, 4.84%, 2/1/34	520,000	498,039
Wells Fargo & Co., 3.00%, 10/23/26	105,000	96,984
Wells Fargo & Co., VRN, 4.54%, 8/15/26	85,000	82,971
		11,958,701
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	272,000	259,473
Biotechnology — 0.6%
Amgen, Inc., 5.25%, 3/2/25(3)	298,000	297,389
Amgen, Inc., 5.15%, 3/2/28(3)	520,000	518,103
		815,492
Building Products — 0.5%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	670,000	604,110
Standard Industries, Inc., 4.375%, 7/15/30(1)	225,000	187,533
		791,643
Capital Markets — 4.2%
Deutsche Bank AG, VRN, 4.30%, 5/24/28	237,000	233,725
Deutsche Bank AG, VRN, 3.74%, 1/7/33	375,000	287,569
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	334,000	292,736
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	745,000	666,142
Goldman Sachs Group, Inc., VRN, 3.81%, 4/23/29	84,000	77,160
Morgan Stanley, VRN, 2.63%, 2/18/26	755,000	712,417
Morgan Stanley, VRN, 0.99%, 12/10/26	415,000	365,251
Morgan Stanley, VRN, 5.12%, 2/1/29	58,000	56,979
Morgan Stanley, VRN, 2.70%, 1/22/31	995,000	831,585
Morgan Stanley, VRN, 6.34%, 10/18/33(2)	400,000	421,891
Morgan Stanley, VRN, 2.48%, 9/16/36	177,000	132,149
Owl Rock Capital Corp., 3.40%, 7/15/26	768,000	684,066
State Street Corp., VRN, 4.82%, 1/26/34	515,000	496,900
UBS Group AG, VRN, 2.75%, 2/11/33(1)	1,110,000	873,032
		6,131,602
Chemicals — 0.6%
Celanese US Holdings LLC, 5.90%, 7/5/24	525,000	524,604
Tronox, Inc., 4.625%, 3/15/29(1)	475,000	387,621
		912,225
Commercial Services and Supplies — 0.2%
Clean Harbors, Inc., 6.375%, 2/1/31(1)(2)	365,000	362,830
Construction and Engineering — 0.3%
IHS Netherlands Holdco BV, 8.00%, 9/18/27	550,000	499,288
Consumer Finance — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	665,000	617,957
42

Multisector Income ETF
	Principal Amount/Shares	Value
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26	$673,000	$640,012
Avolon Holdings Funding Ltd., 2.125%, 2/21/26(1)	685,000	600,346
Capital One Financial Corp., VRN, 5.47%, 2/1/29	117,000	114,951
Navient Corp., 6.125%, 3/25/24	340,000	337,848
OneMain Finance Corp., 8.25%, 10/1/23	695,000	700,839
		3,011,953
Containers and Packaging — 1.7%
Ball Corp., 6.875%, 3/15/28	450,000	454,905
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)(2)	775,000	753,872
Sealed Air Corp., 6.125%, 2/1/28(1)	660,000	650,661
Sealed Air Corp., 5.00%, 4/15/29(1)	720,000	658,138
		2,517,576
Diversified Financial Services — 0.2%
Block Financial LLC, 3.875%, 8/15/30	332,000	291,245
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 4.50%, 5/15/35	170,000	153,052
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	690,000	668,196
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	720,000	604,970
Telecom Italia SpA, 5.30%, 5/30/24(1)	465,000	453,249
		1,879,467
Electric Utilities — 0.8%
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	460,000	385,909
FEL Energy VI Sarl, 5.75%, 12/1/40(1)	739,160	615,898
Pacific Gas & Electric Co., 6.15%, 1/15/33	120,000	118,588
		1,120,395
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	205,000	201,919
Entertainment — 0.1%
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	155,000	142,254
Equity Real Estate Investment Trusts (REITs) — 3.4%
Equinix, Inc., 2.90%, 11/18/26	165,000	150,705
ERP Operating LP, 4.15%, 12/1/28	685,000	646,927
Healthpeak Properties Interim, Inc., 5.25%, 12/15/32	77,000	75,690
Iron Mountain, Inc., 5.625%, 7/15/32(1)	875,000	758,039
iStar, Inc., 4.75%, 10/1/24	72,000	71,938
iStar, Inc., 4.25%, 8/1/25(2)	340,000	338,650
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	550,000	451,766
National Retail Properties, Inc., 4.30%, 10/15/28	735,000	687,333
Spirit Realty LP, 3.40%, 1/15/30	725,000	613,808
VICI Properties LP, 4.375%, 5/15/25	410,000	394,957
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	415,000	358,844
Welltower OP LLC, 4.25%, 4/15/28(2)	380,000	359,174
		4,907,831
Food and Staples Retailing — 0.3%
United Natural Foods, Inc., 6.75%, 10/15/28(1)	540,000	511,620
Health Care Equipment and Supplies — 0.4%
Medline Borrower LP, 3.875%, 4/1/29(1)(2)	675,000	563,203
43

Multisector Income ETF
	Principal Amount/Shares	Value
Health Care Providers and Services — 1.0%
Centene Corp., 3.375%, 2/15/30	$415,000	$350,614
Owens & Minor, Inc., 6.625%, 4/1/30(1)	645,000	531,409
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	612,000	566,651
		1,448,674
Hotels, Restaurants and Leisure — 1.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	465,000	398,138
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	165,000	166,431
Carnival Corp., 5.75%, 3/1/27(1)	190,000	156,526
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	435,000	404,509
NCL Corp. Ltd., 8.375%, 2/1/28(1)	113,000	114,907
Penn Entertainment, Inc., 4.125%, 7/1/29(1)(2)	176,000	142,993
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30(1)	320,000	321,163
Scientific Games International, Inc., 7.25%, 11/15/29(1)	530,000	521,387
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	465,000	433,518
		2,659,572
Household Durables — 0.1%
Safehold Operating Partnership LP, 2.85%, 1/15/32	226,000	172,832
Insurance — 0.5%
Aon Corp. / Aon Global Holdings PLC, 5.35%, 2/28/33	442,000	442,131
SBL Holdings, Inc., VRN, 6.50%(1)(4)	365,000	275,575
		717,706
IT Services — 0.3%
Fiserv, Inc., 5.60%, 3/2/33(3)	450,000	449,706
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	675,000	681,156
Machinery — 0.3%
Chart Industries, Inc., 9.50%, 1/1/31(1)(2)	419,000	438,398
Media — 2.6%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	660,000	616,031
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	505,000	378,527
Comcast Corp., 6.50%, 11/15/35	105,000	116,595
DISH DBS Corp., 5.25%, 12/1/26(1)	670,000	562,381
DISH Network Corp., 11.75%, 11/15/27(1)	590,000	598,484
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	520,000	386,699
iHeartCommunications, Inc., 8.375%, 5/1/27(2)	265,000	233,465
Paramount Global, VRN, 6.25%, 2/28/57	460,000	380,002
Paramount Global, VRN, 6.375%, 3/30/62	445,000	383,946
VTR Finance NV, 6.375%, 7/15/28(1)	300,000	132,600
		3,788,730
Metals and Mining — 1.2%
Alcoa Nederland Holding BV, 4.125%, 3/31/29(1)	695,000	617,959
ATI, Inc., 4.875%, 10/1/29	365,000	327,219
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	565,000	515,314
GUSAP III LP, 4.25%, 1/21/30(1)	250,000	229,846
		1,690,338
Mortgage Real Estate Investment Trusts (REITs) — 0.7%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	774,000	724,082
44

Multisector Income ETF
	Principal Amount/Shares	Value
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	$301,000	$245,117
		969,199
Multiline Retail — 0.1%
Macy's Retail Holdings LLC, 5.875%, 3/15/30(1)(2)	90,000	79,452
Multi-Utilities — 0.3%
Sempra Energy, VRN, 4.125%, 4/1/52	575,000	488,690
Oil, Gas and Consumable Fuels — 4.9%
Antero Resources Corp., 5.375%, 3/1/30(1)(2)	605,000	551,819
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.625%, 12/15/25(1)	485,000	487,966
Callon Petroleum Co., 7.50%, 6/15/30(1)(2)	175,000	164,570
Crescent Energy Finance LLC, 9.25%, 2/15/28(1)	355,000	346,542
CrownRock LP / CrownRock Finance, Inc., 5.00%, 5/1/29(1)(2)	655,000	593,732
Ecopetrol SA, 5.875%, 9/18/23	565,000	562,720
Ecopetrol SA, 8.875%, 1/13/33	170,000	166,772
EQM Midstream Partners LP, 7.50%, 6/1/27(1)	455,000	446,360
Geopark Ltd., 5.50%, 1/17/27(1)	800,000	676,784
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	240,000	232,998
MEG Energy Corp., 5.875%, 2/1/29(1)(2)	730,000	681,623
Occidental Petroleum Corp., 6.375%, 9/1/28(2)	595,000	601,810
Occidental Petroleum Corp., 6.125%, 1/1/31(2)	449,000	452,812
Petroleos Mexicanos, 5.95%, 1/28/31	480,000	368,269
Petroleos Mexicanos, 6.70%, 2/16/32	95,000	75,609
Southwestern Energy Co., 5.375%, 3/15/30	745,000	681,675
		7,092,061
Road and Rail — 0.3%
United Rentals North America, Inc., 6.00%, 12/15/29(1)	445,000	445,590
Semiconductors and Semiconductor Equipment — 1.0%
Broadcom, Inc., 4.00%, 4/15/29(1)	647,000	586,416
Intel Corp., 2.45%, 11/15/29	510,000	429,294
Micron Technology, Inc., 5.875%, 2/9/33	450,000	436,279
		1,451,989
Software — 0.8%
Gen Digital, Inc., 7.125%, 9/30/30(1)(2)	610,000	595,409
McAfee Corp., 7.375%, 2/15/30(1)	660,000	523,846
		1,119,255
Thrifts and Mortgage Finance — 0.3%
Nationwide Building Society, 4.85%, 7/27/27(1)	497,000	484,868
Trading Companies and Distributors — 0.6%
Air Lease Corp., 0.80%, 8/18/24	321,000	298,237
Air Lease Corp., 5.30%, 2/1/28	670,000	651,536
		949,773
Wireless Telecommunication Services — 1.5%
Kenbourne Invest SA, 4.70%, 1/22/28(1)	343,000	237,306
Sprint LLC, 7.125%, 6/15/24	355,000	359,792
Sprint LLC, 7.625%, 2/15/25	935,000	958,567
T-Mobile USA, Inc., 3.375%, 4/15/29	560,000	495,079
45

Multisector Income ETF
		Principal Amount/Shares	Value
T-Mobile USA, Inc., 4.375%, 4/15/40		$175,000	$148,875
			2,199,619
TOTAL CORPORATE BONDS (Cost $72,260,158)			69,085,793
U.S. TREASURY SECURITIES — 13.1%
U.S. Treasury Notes, 4.50%, 11/30/24		6,000,000	5,957,227
U.S. Treasury Notes, 1.00%, 12/15/24(5)		3,000,000	2,800,664
U.S. Treasury Notes, 2.875%, 6/15/25		1,575,000	1,513,969
U.S. Treasury Notes, 3.875%, 1/15/26		500,000	491,445
U.S. Treasury Notes, 3.875%, 11/30/27		2,870,000	2,829,360
U.S. Treasury Notes, 4.00%, 2/29/28		2,000,000	1,985,312
U.S. Treasury Notes, 2.875%, 4/30/29		855,000	797,254
U.S. Treasury Notes, 3.875%, 11/30/29		960,000	947,850
U.S. Treasury Notes, 0.625%, 5/15/30		1,760,000	1,392,394
U.S. Treasury Notes, 4.125%, 11/15/32		360,000	365,794
TOTAL U.S. TREASURY SECURITIES (Cost $19,387,030)			19,081,269
ASSET-BACKED SECURITIES — 10.5%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)		445,972	335,354
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		400,000	339,823
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(1)		498,960	485,834
Blackbird Capital Aircraft, Series 2021-1A, Class B, 3.45%, 7/15/46(1)		469,291	360,990
CARS-DB4 LP, Series 2020-1A, Class A4, 3.19%, 2/15/50(1)		396,583	369,994
CARS-DB4 LP, Series 2020-1A, Class B1, 4.17%, 2/15/50(1)		100,000	93,069
CARS-DB4 LP, Series 2020-1A, Class B2, 4.52%, 2/15/50(1)		100,000	88,672
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		255,636	223,761
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)		371,330	340,238
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		523,776	429,283
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	450,000	303,269
Cologix Canadian Issuer LP, Series 2022-1CAN, Class C, 7.74%, 1/25/52(1)	CAD	350,000	236,197
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.30%, 12/26/51(1)		$550,000	486,204
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)		691,000	589,859
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(1)		575,000	453,484
Domino's Pizza Master Issuer LLC, Series 2015-1A, Class A2II, SEQ, 4.47%, 10/25/45(1)		187,500	180,685
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		291,550	266,773
Falcon Aerospace Ltd., Series 2019-1, Class A, SEQ, 3.60%, 9/15/39(1)		375,507	311,229
FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.39%, 8/17/38(1)		600,000	514,484
46

Multisector Income ETF
	Principal Amount/Shares	Value
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	$525,000	$468,343
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	472,805	464,802
Lunar Aircarft Ltd., Series 2020-1A, Class A, SEQ, 3.38%, 2/15/45(1)	280,062	236,650
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)	347,573	277,897
MACH 1 Cayman Ltd., Series 2019-1, Class A, SEQ, 3.47%, 10/15/39(1)	288,141	241,219
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	363,423	316,060
Navigator Aircraft ABS Ltd., Series 2021-1, Class B, SEQ, 3.57%, 11/15/46(1)	275,670	224,270
NP SPE II LLC, Series 2019-1A, Class A1, SEQ, 2.57%, 9/20/49(1)	364,394	338,917
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	402,041	342,460
Progress Residential Trust, Series 2021-SFR1, Class D, 1.81%, 4/17/38(1)	750,000	645,589
Progress Residential Trust, Series 2021-SFR1, Class E, 2.11%, 4/17/38(1)	261,000	225,344
Progress Residential Trust, Series 2021-SFR1, Class F, 2.76%, 4/17/38(1)	445,000	383,495
Progress Residential Trust, Series 2021-SFR8, Class E1, 2.38%, 10/17/38(1)	200,000	168,750
Sabey Data Center Issuer LLC, Series 2021-1, Class A2, SEQ, 1.88%, 6/20/46(1)	323,000	278,689
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class A, SEQ, 3.23%, 3/15/40(1)	182,270	147,361
ServiceMaster Funding LLC, Series 2020-1, Class A2I, SEQ, 2.84%, 1/30/51(1)	196,000	162,029
ServiceMaster Funding LLC, Series 2020-1, Class A2II, SEQ, 3.34%, 1/30/51(1)	408,660	319,522
Sierra Timeshare Receivables Funding LLC, Series 2022-3A, Class C, 7.63%, 7/20/39(1)	444,518	446,840
Slam Ltd., Series 2021-1A, Class B, 3.42%, 6/15/46(1)	447,900	369,886
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	863,040	846,970
Stack Infrastructure Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.88%, 3/26/46(1)	167,000	146,740
Start Ltd., Series 2018-1, Class A, SEQ, 4.09%, 5/15/43(1)	538,158	459,896
Trinity Rail Leasing LP, Series 2009-1A, Class A, SEQ, 6.66%, 11/16/39(1)	175,665	172,676
Vantage Data Centers LLC, Series 2018-2A, Class A2, SEQ, 4.20%, 11/15/43(1)	354,275	348,398
Vantage Data Centers LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	568,000	506,710
VB-S1 Issuer LLC, Series 2022-1A, Class D, 4.29%, 2/15/52(1)	425,000	384,374
TOTAL ASSET-BACKED SECURITIES (Cost $17,026,859)		15,333,089
COLLATERALIZED LOAN OBLIGATIONS — 7.3%
AIMCO CLO, Series 2018-AA, Class B, VRN, 6.19%, (3-month LIBOR plus 1.40%), 4/17/31(1)	750,000	737,042
AMMC CLO XIV Ltd., Series 2014-14A, Class BL1R, VRN, 8.42%, (3-month LIBOR plus 3.60%), 7/25/29(1)	500,000	495,049
47

Multisector Income ETF
	Principal Amount/Shares	Value
Arbor Realty Collateralized Loan Obligation Ltd., Series 2020-FL1, Class AS, VRN, 6.08%, (1-month SOFR plus 1.51%), 2/15/35(1)	$196,500	$193,381
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.88%, (1-month SOFR plus 1.31%), 9/15/34(1)	83,958	83,850
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class AS, VRN, 6.13%, (1-month SOFR plus 1.56%), 9/15/34(1)	421,000	418,387
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/15/30(1)	500,000	484,250
BDS Ltd., Series 2020-FL6, Class E, VRN, 7.80%, (30-day average SOFR plus 3.36%), 9/15/35(1)	243,000	239,555
CIFC Funding Ltd., Series 2016-1A, Class D2RR, VRN, 9.07%, (3-month LIBOR plus 4.25%), 10/21/31(1)	600,000	584,668
CIFC Funding Ltd., Series 2017-3A, Class C, VRN, 8.46%, (3-month LIBOR plus 3.65%), 7/20/30(1)	500,000	473,529
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 6.64%, (3-month LIBOR plus 1.85%), 11/16/30(1)	200,000	193,026
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.56%, (3-month LIBOR plus 1.70%), 11/15/28(1)	300,000	290,205
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 6.71%, (3-month LIBOR plus 1.85%), 5/15/32(1)	500,000	487,143
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 6.99%, (1-month LIBOR plus 2.40%), 9/15/37(1)	197,000	190,525
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.99%, (1-month LIBOR plus 1.40%), 6/16/36(1)	603,000	581,475
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.24%, (3-month SOFR plus 2.60%), 7/20/31(1)	430,000	419,492
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 7.74%, (3-month LIBOR plus 2.95%), 1/14/28(1)	250,000	245,535
Madison Park Funding XIX Ltd., Series 2015-19A, Class DR, VRN, 9.17%, (3-month LIBOR plus 4.35%), 1/22/28(1)	475,000	431,026
MF1 Ltd., Series 2020-FL4, Class D, VRN, 8.78%, (1-month SOFR plus 4.21%), 11/15/35(1)	585,000	564,193
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, VRN, 7.18%, (1-month SOFR plus 2.61%), 7/15/36(1)	400,000	374,106
Octagon Investment Partners XV Ltd., Series 2013-1A, Class CRR, VRN, 6.80%, (3-month LIBOR plus 2.00%), 7/19/30(1)	300,000	285,719
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 6.87%, (1-month LIBOR plus 2.25%), 4/25/38(1)	400,000	383,932
Ready Capital Mortgage Financing LLC, Series 2021-FL6, Class C, VRN, 6.52%, (1-month LIBOR plus 1.90%), 7/25/36(1)	350,000	333,648
Shelter Growth CRE Issuer Ltd., Series 2022-FL4, Class A, VRN, 6.86%, (1-month SOFR plus 2.30%), 6/17/37(1)	322,000	322,199
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.59%, (3-month LIBOR plus 1.80%), 1/15/30(1)	300,000	286,850
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 6.71%, (3-month LIBOR plus 1.90%), 12/28/29(1)	350,000	330,883
Symphony CLO XIV Ltd., Series 2014-14A, Class CR, VRN, 6.89%, (3-month LIBOR plus 2.10%), 7/14/26(1)	500,000	495,122
TICP CLO I-2 Ltd., Series 2018-IA, Class C, VRN, 7.86%, (3-month LIBOR plus 3.04%), 4/26/28(1)	350,000	347,935
48

Multisector Income ETF
	Principal Amount/Shares	Value
Vibrant CLO VII Ltd., Series 2017-7A, Class B, VRN, 7.21%, (3-month LIBOR plus 2.40%), 9/15/30(1)	$350,000	$335,098
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $10,717,203)		10,607,823
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.6%
Private Sponsor Collateralized Mortgage Obligations — 4.2%
Angel Oak Mortgage Trust, Series 2020-2, Class A2, VRN, 3.86%, 1/26/65(1)	200,719	188,868
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	563,365	514,498
Angel Oak Mortgage Trust, Series 2021-3, Class M1, VRN, 2.48%, 5/25/66(1)	600,000	381,563
Angel Oak Mortgage Trust, Series 2021-5, Class A1, VRN, 0.95%, 7/25/66(1)	570,373	467,921
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	256,671	257,660
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 6.57%, (1-month LIBOR plus 1.95%), 7/25/29(1)	300,000	299,587
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, VRN, 1.19%, 8/25/66(1)	324,017	276,043
EFMT, Series 2023-1, Class A2, 6.24%, 2/25/68(1)	300,000	296,698
Farm Mortgage Trust, Series 2021-1, Class B, VRN, 3.24%, 7/25/51(1)	569,245	355,341
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	406,386	368,981
Home RE Ltd., Series 2022-1, Class M1A, VRN, 7.33%, (30-day average SOFR plus 2.85%), 10/25/34(1)	125,000	126,125
MFA Trust, Series 2020-NQM2, Class A1, SEQ, VRN, 1.38%, 4/25/65(1)	126,645	114,457
MFA Trust, Series 2023-INV1, Class A2, 6.45%, 2/25/58(1)	498,947	494,975
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 6.33%, (30-day average SOFR plus 1.85%), 11/25/31(1)	482,727	482,914
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 8.52%, (1-month LIBOR plus 3.90%), 8/25/33(1)	541,651	546,032
Triangle Re Ltd., Series 2021-3, Class M1A, VRN, 6.38%, (30-day average SOFR plus 1.90%), 2/25/34(1)	192,500	192,571
Visio Trust, Series 2020-1, Class A2, SEQ,VRN, 2.50%, 8/25/55(1)	890,000	808,062
		6,172,296
U.S. Government Agency Collateralized Mortgage Obligations — 1.4%
FHLMC, Series 2017-HRP1, Class M2, VRN, 7.07%, (1-month LIBOR plus 2.45%), 12/25/42	180,492	181,262
FHLMC, Series 2021-DNA2, Class M1, VRN, 5.28%, (30-day average SOFR plus 0.80%), 8/25/33(1)	126,652	126,107
FHLMC, Series 2021-HQA3, Class M1, VRN, 5.33%, (30-day average SOFR plus 0.85%), 9/25/41(1)	428,526	413,278
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.48%, (30-day average SOFR plus 2.00%), 4/25/42(1)	404,983	406,963
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.63%, (30-day average SOFR plus 2.15%), 9/25/42(1)	224,482	225,456
FNMA, Series 2022-R03, Class 1M1, VRN, 6.58%, (30-day average SOFR plus 2.10%), 3/25/42(1)	232,932	233,652
FNMA, Series 2022-R09, Class 2M1, VRN, 6.99%, (30-day average SOFR plus 2.50%), 9/25/42(1)	364,946	367,428
		1,954,146
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,404,806)		8,126,442
49

Multisector Income ETF
	Principal Amount/Shares	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.0%
BX Commercial Mortgage Trust, Series 2019-XL, Class E, VRN, 6.48%, (1-month SOFR plus 1.91%), 10/15/36(1)	$237,843	$233,858
BX Commercial Mortgage Trust, Series 2020-VIVA, Class D, VRN, 3.55%, 3/11/44(1)	400,000	320,198
BX Commercial Mortgage Trust, Series 2021-ACNT, Class D, VRN, 6.44%, (1-month LIBOR plus 1.85%), 11/15/38(1)	501,205	486,987
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.59%, (1-month LIBOR plus 2.00%), 9/15/36(1)	400,000	385,155
BX Trust, Series 2021-ARIA, Class G, VRN, 7.73%, (1-month LIBOR plus 3.14%), 10/15/36(1)	314,000	291,237
BX Trust, Series 2021-RISE, Class D, VRN, 6.34%, (1-month LIBOR plus 1.75%), 11/15/36(1)	210,000	203,556
BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.09%, (1-month LIBOR plus 1.50%), 8/15/36(1)	300,000	277,209
BXHPP Trust, Series 2021-FILM, Class E, VRN, 6.59%, (1-month LIBOR plus 2.00%), 8/15/36(1)	250,000	226,183
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 6.74%, (1-month LIBOR plus 2.15%), 5/15/36(1)	476,814	470,059
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.31%, (1-month SOFR plus 1.75%), 12/15/36(1)	253,000	248,125
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class A, SEQ, 4.13%, 7/5/31(1)	282,000	249,852
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.99%, (1-month LIBOR plus 1.40%), 3/15/38(1)	590,765	573,227
Life Mortgage Trust, Series 2021-BMR, Class F, VRN, 6.94%, (1-month LIBOR plus 2.35%), 3/15/38(1)	237,879	230,365
Med Trust, Series 2021-MDLN, Class F, VRN, 8.59%, (1-month LIBOR plus 4.00%), 11/15/38(1)	370,350	350,756
MHP Trust, Series 2022-MHIL, Class D, VRN, 6.18%, (1-month SOFR plus 1.61%), 1/15/27(1)	489,716	472,078
One New York Plaza Trust, Series 2020-1NYP, Class B, VRN, 6.09%, (1-month LIBOR plus 1.50%), 1/15/36(1)	229,000	215,141
SMRT Commercial Mortgage Trust, Series 2022-MINI, Class F, VRN, 7.91%, (1-month SOFR plus 3.35%), 1/15/39(1)	596,000	555,125
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,014,166)		5,789,111
BANK LOAN OBLIGATIONS(6) — 1.7%
Airlines — 0.3%
American Airlines, Inc., 2023 Term Loan B, 8.15%, (6-month SOFR plus 2.75%), 2/15/28	485,000	473,025
Entertainment — 0.2%
Caesars Entertainment Corp., Term Loan B, 7.97%, (1-month SOFR plus 3.25%), 2/6/30	320,000	319,978
Health Care Providers and Services — 0.5%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(7)	726,000	721,916
Pharmaceuticals — 0.5%
Jazz Financing Lux S.a.r.l., USD Term Loan, 8.13%, (1-month LIBOR plus 3.50%), 5/5/28	725,226	724,903
Technology Hardware, Storage and Peripherals — 0.2%
McAfee LLC, 2022 USD Term Loan B, 8.42%, (1-month SOFR plus 3.75%), 3/1/29	353,225	331,899
TOTAL BANK LOAN OBLIGATIONS (Cost $2,590,524)		2,571,721
50

Multisector Income ETF
	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.7%
Colombia — 0.3%
Colombia Government International Bond, 3.875%, 4/25/27	$450,000	$400,766
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26	400,000	406,224
Mexico — 0.2%
Mexico Government International Bond, 5.40%, 2/9/28	200,000	201,193
Mexico Government International Bond, 4.875%, 5/19/33	120,000	111,618
		312,811
Oman — 0.1%
Oman Government International Bond, 4.75%, 6/15/26(1)	200,000	194,695
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	356,000	364,410
Saudi Arabia — 0.3%
Saudi Government International Bond, 4.75%, 1/18/28(1)	264,000	261,437
Saudi Government International Bond, 5.50%, 10/25/32(1)	210,000	219,091
		480,528
South Africa — 0.3%
Republic of South Africa Government International Bond, 5.875%, 6/22/30	400,000	370,659
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $2,583,144)		2,530,093
PREFERRED STOCKS — 1.3%
Banks — 1.0%
Banco Mercantil del Norte SA, 8.375%(1)	400,000	393,699
Barclays PLC, 4.375%	475,000	374,238
BNP Paribas SA, 7.75%(1)	210,000	214,462
JPMorgan Chase & Co., 4.60%	545,000	506,932
		1,489,331
Insurance — 0.1%
Allianz SE, 3.20%(1)	185,000	139,617
Trading Companies and Distributors — 0.2%
Aircastle Ltd., 5.25%(1)	440,000	358,627
TOTAL PREFERRED STOCKS (Cost $2,295,647)		1,987,575
SHORT-TERM INVESTMENTS — 10.7%
Money Market Funds — 7.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	5,779,138	5,779,138
State Street Navigator Securities Lending Government Money Market Portfolio(8)	5,494,585	5,494,585
		11,273,723
Treasury Bills(9) — 3.0%
U.S. Treasury Bills, 5.10%, 8/24/23	$4,500,000	4,392,512
TOTAL SHORT-TERM INVESTMENTS (Cost $15,665,758)		15,666,235
TOTAL INVESTMENT SECURITIES — 103.2% (Cost $156,945,295)		150,779,151
OTHER ASSETS AND LIABILITIES — (3.2)%		(4,727,631)
TOTAL NET ASSETS — 100.0%		$146,051,520

51

Multisector Income ETF

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	125	June 2023	$25,465,820	$(20,298)
U.S. Treasury 5-Year Notes	29	June 2023	3,104,586	1,717
U.S. Treasury 10-Year Notes	90	June 2023	10,049,063	1,759
U.S. Treasury 10-Year Ultra Notes	134	June 2023	15,703,125	15,483
			$54,322,594	$(1,339)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	9	June 2023	$1,126,969	$587
U.S. Treasury Ultra Bonds	2	June 2023	270,125	402
			$1,397,094	$989
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$2,900,000	$(71,623)	$(2,468)	$(74,091)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

52

Multisector Income ETF

NOTES TO SCHEDULE OF INVESTMENTS
CAD	–	Canadian Dollar
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $73,092,739, which represented 50.0% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,704,190. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(4)Perpetual maturity with no stated maturity date.
(5)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $1,020,376.
(6)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(7)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(8)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $5,945,845, which includes securities collateral of $451,260.
(9)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
53

FEBRUARY 28, 2023 (UNAUDITED)

Select High Yield ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 94.1%
Aerospace and Defense — 2.1%
Bombardier, Inc., 7.875%, 4/15/27(1)(2)	$50,000	$49,738
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	47,000	47,008
Spirit AeroSystems, Inc., 9.375%, 11/30/29(1)	50,000	52,875
TransDigm, Inc., 6.25%, 3/15/26(1)	117,000	115,587
TransDigm, Inc., 6.375%, 6/15/26	70,000	67,957
TransDigm, Inc., 7.50%, 3/15/27	47,000	46,455
TransDigm, Inc., 5.50%, 11/15/27	186,000	171,437
TransDigm, Inc., 4.875%, 5/1/29	47,000	40,349
		591,406
Air Freight and Logistics — 0.1%
Western Global Airlines LLC, 10.375%, 8/15/25(1)(2)	47,000	28,274
Airlines — 2.0%
Air Canada, 3.875%, 8/15/26(1)	47,000	42,382
American Airlines, Inc., 11.75%, 7/15/25(1)	140,000	153,675
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	69,643	67,852
Delta Air Lines, Inc., 7.00%, 5/1/25(1)	70,000	71,479
Delta Air Lines, Inc., 4.375%, 4/19/28(2)	50,000	45,675
Hawaiian Brand Intellectual Property Ltd. / HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(1)	46,429	43,221
United Airlines, Inc., 4.375%, 4/15/26(1)	47,000	44,278
United Airlines, Inc., 4.625%, 4/15/29(1)	97,000	86,081
		554,643
Auto Components — 1.6%
Adient Global Holdings Ltd., 4.875%, 8/15/26(1)(2)	200,000	185,296
Clarios Global LP, 6.75%, 5/15/25(1)	47,000	46,776
Clarios Global LP / Clarios US Finance Co., 6.25%, 5/15/26(1)	50,000	49,131
Goodyear Tire & Rubber Co., 9.50%, 5/31/25	70,000	72,237
Goodyear Tire & Rubber Co., 5.00%, 5/31/26(2)	70,000	67,453
Patrick Industries, Inc., 4.75%, 5/1/29(1)(2)	47,000	39,998
		460,891
Automobiles — 2.6%
Ford Motor Co., 3.25%, 2/12/32	47,000	35,684
Ford Motor Co., 6.10%, 8/19/32(2)	103,000	96,018
Ford Motor Credit Co. LLC, 4.13%, 8/4/25	200,000	188,506
Ford Motor Credit Co. LLC, 3.82%, 11/2/27	200,000	175,807
Ford Motor Credit Co. LLC, 5.11%, 5/3/29	200,000	183,000
PM General Purchaser LLC, 9.50%, 10/1/28(1)	47,000	42,977
		721,992
Beverages — 0.1%
Primo Water Holdings, Inc., 4.375%, 4/30/29(1)	47,000	40,301
Building Products — 1.3%
Builders FirstSource, Inc., 4.25%, 2/1/32(1)(2)	117,000	98,343
Griffon Corp., 5.75%, 3/1/28	70,000	64,485
Masonite International Corp., 3.50%, 2/15/30(1)	47,000	38,274
PGT Innovations, Inc., 4.375%, 10/1/29(1)	47,000	39,509
Standard Industries, Inc., 4.375%, 7/15/30(1)	93,000	77,514
54

Select High Yield ETF
	Principal Amount/Shares	Value
Standard Industries, Inc., 3.375%, 1/15/31(1)	$47,000	$36,110
		354,235
Capital Markets — 1.4%
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(1)	47,000	41,027
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.75%, 9/15/24	70,000	68,322
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 6.25%, 5/15/26	70,000	67,984
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 5.25%, 5/15/27	117,000	108,366
LCM Investments Holdings II LLC, 4.875%, 5/1/29(1)	47,000	38,244
MSCI, Inc., 3.625%, 9/1/30(1)	93,000	79,143
		403,086
Chemicals — 1.9%
Avient Corp., 5.75%, 5/15/25(1)	47,000	46,122
FXI Holdings, Inc., 12.25%, 11/15/26(1)	47,000	41,273
NOVA Chemicals Corp., 4.875%, 6/1/24(1)	70,000	68,695
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	47,000	42,364
Olin Corp., 5.00%, 2/1/30(2)	47,000	42,822
SCIH Salt Holdings, Inc., 4.875%, 5/1/28(1)	47,000	40,683
SCIH Salt Holdings, Inc., 6.625%, 5/1/29(1)	47,000	38,222
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.375%, 9/1/25(1)	70,000	61,293
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.125%, 4/1/29(1)	47,000	31,363
Tronox, Inc., 4.625%, 3/15/29(1)	47,000	38,354
WR Grace Holdings LLC, 4.875%, 6/15/27(1)	67,000	61,649
WR Grace Holdings LLC, 5.625%, 8/15/29(1)	47,000	37,802
		550,642
Commercial Services and Supplies — 2.0%
ADT Security Corp., 4.125%, 8/1/29(1)	47,000	40,490
ADT Security Corp., 4.875%, 7/15/32(1)	70,000	60,101
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.625%, 7/15/26(1)	70,000	66,560
Brink's Co., 4.625%, 10/15/27(1)	70,000	63,716
GFL Environmental, Inc., 4.00%, 8/1/28(1)(2)	50,000	43,558
Matthews International Corp., 5.25%, 12/1/25(1)	117,000	110,053
Metis Merger Sub LLC, 6.50%, 5/15/29(1)	47,000	38,127
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/27(1)	47,000	40,705
Prime Security Services Borrower LLC / Prime Finance, Inc., 6.25%, 1/15/28(1)(2)	97,000	90,068
		553,378
Communications Equipment — 0.2%
CommScope, Inc., 6.00%, 3/1/26(1)	70,000	67,514
Construction and Engineering — 0.3%
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/28(1)(2)	88,000	80,533
Construction Materials — 0.2%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	70,000	62,207
Consumer Finance — 1.8%
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.25% PIK, 9/15/24(1)	144,723	130,975
Navient Corp., 7.25%, 9/25/23(2)	65,000	65,253
55

Select High Yield ETF
	Principal Amount/Shares	Value
Navient Corp., 5.875%, 10/25/24	$47,000	$45,738
Navient Corp., 6.75%, 6/25/25	47,000	46,389
Navient Corp., 5.50%, 3/15/29	47,000	39,823
OneMain Finance Corp., 6.125%, 3/15/24	70,000	69,094
OneMain Finance Corp., 6.875%, 3/15/25	117,000	114,334
		511,606
Containers and Packaging — 1.3%
Ball Corp., 3.125%, 9/15/31	47,000	37,685
Berry Global, Inc., 4.50%, 2/15/26(1)	70,000	67,200
Berry Global, Inc., 4.875%, 7/15/26(1)	47,000	45,050
OI European Group BV, 4.75%, 2/15/30(1)	47,000	41,924
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	68,000	67,690
Sealed Air Corp., 5.125%, 12/1/24(1)	70,000	68,842
TriMas Corp., 4.125%, 4/15/29(1)	47,000	40,933
		369,324
Distributors — 0.3%
Performance Food Group, Inc., 5.50%, 10/15/27(1)	47,000	44,612
Performance Food Group, Inc., 4.25%, 8/1/29(1)(2)	47,000	41,081
		85,693
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	37,000	34,093
Service Corp. International, 3.375%, 8/15/30	47,000	38,233
Service Corp. International, 4.00%, 5/15/31	47,000	39,748
		112,074
Diversified Financial Services — 0.6%
Jefferson Capital Holdings LLC, 6.00%, 8/15/26(1)	47,000	40,299
Kinetik Holdings LP, 5.875%, 6/15/30(1)	50,000	46,287
MPH Acquisition Holdings LLC, 5.50%, 9/1/28(1)	70,000	53,118
Paysafe Finance PLC / Paysafe Holdings US Corp., 4.00%, 6/15/29(1)(2)	47,000	37,447
		177,151
Diversified Telecommunication Services — 3.0%
Altice France SA, 5.125%, 7/15/29(1)	200,000	155,206
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	50,000	48,420
Connect Finco Sarl / Connect US Finco LLC, 6.75%, 10/1/26(1)	200,000	185,228
Embarq Corp., 8.00%, 6/1/36	70,000	30,195
Level 3 Financing, Inc., 4.25%, 7/1/28(1)	93,000	63,605
Level 3 Financing, Inc., 3.625%, 1/15/29(1)	72,000	46,290
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	47,000	29,610
Lumen Technologies, Inc., 4.50%, 1/15/29(1)	47,000	24,902
Sprint Capital Corp., 6.875%, 11/15/28	47,000	49,326
Sprint Capital Corp., 8.75%, 3/15/32	70,000	83,401
Telecom Italia Capital SA, 6.00%, 9/30/34	47,000	39,315
Telecom Italia Capital SA, 7.20%, 7/18/36	47,000	41,328
Zayo Group Holdings, Inc., 4.00%, 3/1/27(1)	70,000	53,769
		850,595
Electric Utilities — 1.7%
FirstEnergy Corp., 4.15%, 7/15/27	47,000	43,893
NextEra Energy Operating Partners LP, 3.875%, 10/15/26(1)	70,000	63,427
NRG Energy, Inc., 6.625%, 1/15/27	47,000	46,922
NRG Energy, Inc., 3.625%, 2/15/31(1)	97,000	75,311
56

Select High Yield ETF
	Principal Amount/Shares	Value
PG&E Corp., 5.00%, 7/1/28(2)	$47,000	$42,966
PG&E Corp., 5.25%, 7/1/30	47,000	42,006
Vistra Operations Co. LLC, 5.625%, 2/15/27(1)	70,000	66,410
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	70,000	65,100
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	47,000	40,657
		486,692
Electrical Equipment — 0.5%
Atkore, Inc., 4.25%, 6/1/31(1)(2)	70,000	61,007
WESCO Distribution, Inc., 7.125%, 6/15/25(1)	25,000	25,252
WESCO Distribution, Inc., 7.25%, 6/15/28(1)	47,000	47,670
		133,929
Electronic Equipment, Instruments and Components — 0.8%
Imola Merger Corp., 4.75%, 5/15/29(1)	140,000	119,202
Sensata Technologies, Inc., 4.375%, 2/15/30(1)	117,000	103,657
		222,859
Energy Equipment and Services — 1.3%
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/27(1)	47,000	45,641
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 4/1/28(1)(2)	70,000	66,518
Bristow Group, Inc., 6.875%, 3/1/28(1)	70,000	65,959
Nabors Industries, Inc., 7.375%, 5/15/27(1)	47,000	45,344
Precision Drilling Corp., 6.875%, 1/15/29(1)	47,000	42,418
Transocean Poseidon Ltd., 6.875%, 2/1/27(1)	20,313	19,748
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/27	47,000	44,563
Weatherford International Ltd., 8.625%, 4/30/30(1)	47,000	46,991
		377,182
Entertainment — 0.9%
Cinemark USA, Inc., 5.875%, 3/15/26(1)	47,000	43,077
Cinemark USA, Inc., 5.25%, 7/15/28(1)(2)	47,000	39,534
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)(2)	70,000	63,107
Playtika Holding Corp., 4.25%, 3/15/29(1)	47,000	38,112
WMG Acquisition Corp., 3.875%, 7/15/30(1)	47,000	39,908
WMG Acquisition Corp., 3.00%, 2/15/31(1)(2)	47,000	36,953
		260,691
Equity Real Estate Investment Trusts (REITs) — 3.8%
CTR Partnership LP / CareTrust Capital Corp., 3.875%, 6/30/28(1)	47,000	39,977
Diversified Healthcare Trust, 9.75%, 6/15/25	35,000	33,954
Diversified Healthcare Trust, 4.375%, 3/1/31	47,000	32,630
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/26(1)	47,000	40,821
Iron Mountain, Inc., 5.25%, 3/15/28(1)	140,000	129,016
Iron Mountain, Inc., 4.875%, 9/15/29(1)	70,000	61,032
Iron Mountain, Inc., 4.50%, 2/15/31(1)	47,000	38,958
MPT Operating Partnership LP / MPT Finance Corp., 4.625%, 8/1/29	70,000	52,414
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	50,000	34,324
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 7.50%, 6/1/25(1)	70,000	70,284
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co.-Issuer, 5.875%, 10/1/28(1)	47,000	41,847
57

Select High Yield ETF
	Principal Amount/Shares	Value
RLJ Lodging Trust LP, 3.75%, 7/1/26(1)	$47,000	$42,572
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	47,000	38,788
SBA Communications Corp., 3.875%, 2/15/27	117,000	105,990
Service Properties Trust, 4.35%, 10/1/24	70,000	67,079
Service Properties Trust, 5.25%, 2/15/26	47,000	42,703
Service Properties Trust, 4.95%, 2/15/27	70,000	60,419
Service Properties Trust, 4.95%, 10/1/29	70,000	55,294
Service Properties Trust, 4.375%, 2/15/30	47,000	35,963
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 4.75%, 4/15/28(1)	47,000	37,320
		1,061,385
Food and Staples Retailing — 0.5%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 4.625%, 1/15/27(1)	47,000	44,233
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 5.875%, 2/15/28(1)	47,000	45,541
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC, 3.50%, 3/15/29(1)	47,000	39,828
		129,602
Food Products — 1.3%
Herbalife Nutrition Ltd. / HLF Financing, Inc., 7.875%, 9/1/25(1)	47,000	45,282
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 5.50%, 1/15/30(1)	70,000	65,982
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	50,000	44,039
Pilgrim's Pride Corp., 5.875%, 9/30/27(1)	70,000	68,682
Post Holdings, Inc., 5.75%, 3/1/27(1)	26,000	25,345
Post Holdings, Inc., 4.50%, 9/15/31(1)	50,000	42,155
Simmons Foods, Inc. / Simmons Prepared Foods, Inc. / Simmons Pet Food, Inc. / Simmons Feed, Inc., 4.625%, 3/1/29(1)	47,000	38,353
US Foods, Inc., 4.75%, 2/15/29(1)(2)	50,000	45,108
		374,946
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	47,000	40,711
Medline Borrower LP, 3.875%, 4/1/29(1)	70,000	58,406
Medline Borrower LP, 5.25%, 10/1/29(1)(2)	93,000	76,444
		175,561
Health Care Providers and Services — 5.2%
Catalent Pharma Solutions, Inc., 3.50%, 4/1/30(1)(2)	97,000	84,349
Centene Corp., 4.25%, 12/15/27	117,000	108,219
Centene Corp., 4.625%, 12/15/29	71,000	65,004
Centene Corp., 3.375%, 2/15/30	47,000	39,708
CHS / Community Health Systems, Inc., 8.00%, 3/15/26(1)	138,000	134,720
CHS / Community Health Systems, Inc., 5.625%, 3/15/27(1)	77,000	67,662
CHS / Community Health Systems, Inc., 8.00%, 12/15/27(1)(2)	47,000	45,638
CHS / Community Health Systems, Inc., 4.75%, 2/15/31(1)	47,000	36,363
DaVita, Inc., 4.625%, 6/1/30(1)	140,000	115,532
DaVita, Inc., 3.75%, 2/15/31(1)	47,000	35,538
HCA, Inc., 5.375%, 2/1/25	70,000	69,371
HCA, Inc., 5.875%, 2/15/26	47,000	46,987
HCA, Inc., 5.375%, 9/1/26	70,000	69,028
HealthEquity, Inc., 4.50%, 10/1/29(1)	47,000	41,136
Legacy LifePoint Health LLC, 6.75%, 4/15/25(1)	47,000	44,967
58

Select High Yield ETF
	Principal Amount/Shares	Value
Molina Healthcare, Inc., 3.875%, 5/15/32(1)(2)	$47,000	$38,636
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	47,000	36,121
Tenet Healthcare Corp., 4.875%, 1/1/26	140,000	133,466
Tenet Healthcare Corp., 6.25%, 2/1/27	70,000	68,238
Tenet Healthcare Corp., 5.125%, 11/1/27	47,000	44,228
Tenet Healthcare Corp., 6.125%, 10/1/28(2)	50,000	46,295
Tenet Healthcare Corp., 4.25%, 6/1/29	47,000	41,200
Tenet Healthcare Corp., 6.125%, 6/15/30(1)	44,000	41,972
		1,454,378
Hotels, Restaurants and Leisure — 9.6%
1011778 BC ULC / New Red Finance, Inc., 4.375%, 1/15/28(1)(2)	47,000	42,064
1011778 BC ULC / New Red Finance, Inc., 4.00%, 10/15/30(1)	117,000	96,754
Affinity Interactive, 6.875%, 12/15/27(1)	117,000	104,463
Aramark Services, Inc., 6.375%, 5/1/25(1)	117,000	116,379
Boyd Gaming Corp., 4.75%, 6/15/31(1)	100,000	88,390
Caesars Entertainment, Inc., 6.25%, 7/1/25(1)	97,000	96,297
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	97,000	83,052
Carnival Corp., 10.50%, 2/1/26(1)(2)	70,000	72,516
Carnival Corp., 7.625%, 3/1/26(1)(2)	70,000	62,920
Carnival Corp., 5.75%, 3/1/27(1)	163,000	134,283
Carnival Corp., 9.875%, 8/1/27(1)(2)	47,000	47,897
Carnival Corp., 4.00%, 8/1/28(1)	47,000	39,781
Carnival Corp., 6.00%, 5/1/29(1)	140,000	109,200
Carnival Holdings Bermuda Ltd., 10.375%, 5/1/28(1)	50,000	53,545
CDI Escrow Issuer, Inc., 5.75%, 4/1/30(1)	50,000	46,495
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	70,000	60,606
GPS Hospitality Holding Co. LLC / GPS Finco, Inc., 7.00%, 8/15/28(1)	47,000	29,658
Hilton Domestic Operating Co., Inc., 5.75%, 5/1/28(1)(2)	47,000	45,623
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/30	47,000	43,167
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/32(1)	47,000	38,629
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29(1)	70,000	61,498
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc, 4.875%, 7/1/31(1)	47,000	39,555
Life Time, Inc., 8.00%, 4/15/26(1)(2)	47,000	45,330
MGM Resorts International, 6.75%, 5/1/25	93,000	93,313
MGM Resorts International, 4.75%, 10/15/28	47,000	42,174
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.875%, 5/1/29(1)	47,000	40,238
NCL Corp. Ltd., 3.625%, 12/15/24(1)(2)	70,000	65,800
NCL Corp. Ltd., 5.875%, 3/15/26(1)	47,000	40,710
NCL Finance Ltd., 6.125%, 3/15/28(1)(2)	47,000	39,183
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.625%, 9/1/29(1)	47,000	34,599
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.875%, 9/1/31(1)	47,000	33,915
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	25,000	21,998
Royal Caribbean Cruises Ltd., 7.50%, 10/15/27	70,000	65,835
Royal Caribbean Cruises Ltd., 3.70%, 3/15/28(2)	47,000	37,571
Royal Caribbean Cruises Ltd., 5.50%, 4/1/28(1)(2)	140,000	122,150
Royal Caribbean Cruises Ltd., 8.25%, 1/15/29(1)	50,000	51,816
59

Select High Yield ETF
	Principal Amount/Shares	Value
Scientific Games International, Inc., 7.25%, 11/15/29(1)	$47,000	$46,236
SeaWorld Parks & Entertainment, Inc., 5.25%, 8/15/29(1)(2)	50,000	44,797
Sizzling Platter LLC / Sizzling Platter Finance Corp., 8.50%, 11/28/25(1)	47,000	42,940
Travel & Leisure Co., 6.625%, 7/31/26(1)	47,000	46,120
Travel + Leisure Co., 4.50%, 12/1/29(1)	47,000	39,515
Viking Cruises Ltd., 6.25%, 5/15/25(1)	70,000	64,968
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(1)	70,000	60,156
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.50%, 3/1/25(1)	93,000	90,339
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp., 7.75%, 4/15/25(1)	23,000	23,483
		2,705,958
Household Durables — 2.6%
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(1)	47,000	37,883
Beazer Homes USA, Inc., 6.75%, 3/15/25	70,000	69,025
Beazer Homes USA, Inc., 5.875%, 10/15/27(2)	47,000	41,784
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 5.00%, 6/15/29(1)	70,000	54,667
Century Communities, Inc., 6.75%, 6/1/27	117,000	114,026
KB Home, 4.00%, 6/15/31	47,000	38,431
Mattamy Group Corp., 4.625%, 3/1/30(1)(2)	47,000	38,998
Newell Brands, Inc., 4.45%, 4/1/26	70,000	66,258
Newell Brands, Inc., 6.375%, 9/15/27	50,000	49,785
Newell Brands, Inc., 6.625%, 9/15/29(2)	50,000	49,610
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)	47,000	41,521
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	47,000	40,228
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	47,000	37,929
Tri Pointe Homes, Inc., 5.25%, 6/1/27	70,000	65,011
		745,156
Independent Power and Renewable Electricity Producers — 1.1%
Calpine Corp., 5.25%, 6/1/26(1)	35,000	33,586
Calpine Corp., 4.50%, 2/15/28(1)	70,000	63,095
Calpine Corp., 5.125%, 3/15/28(1)	70,000	62,178
Clearway Energy Operating LLC, 4.75%, 3/15/28(1)	70,000	64,314
Sunnova Energy Corp., 5.875%, 9/1/26(1)	47,000	41,014
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	47,000	43,283
		307,470
Insurance — 0.2%
Acrisure LLC / Acrisure Finance, Inc., 4.25%, 2/15/29(1)	70,000	57,050
Interactive Media and Services — 0.2%
Rackspace Technology Global, Inc., 3.50%, 2/15/28(1)	47,000	28,662
Ziff Davis, Inc., 4.625%, 10/15/30(1)	47,000	39,687
		68,349
Internet and Direct Marketing Retail — 0.3%
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 3/1/29(1)	25,000	20,969
Match Group Holdings II LLC, 3.625%, 10/1/31(1)(2)	47,000	36,820
Millennium Escrow Corp., 6.625%, 8/1/26(1)	47,000	31,452
		89,241
60

Select High Yield ETF
	Principal Amount/Shares	Value
IT Services — 0.3%
CDW LLC / CDW Finance Corp., 4.125%, 5/1/25	$47,000	$44,931
Presidio Holdings, Inc., 4.875%, 2/1/27(1)	47,000	42,860
		87,791
Leisure Products — 0.1%
Mattel, Inc., 5.45%, 11/1/41(2)	47,000	39,541
Life Sciences Tools and Services — 0.2%
Charles River Laboratories International, Inc., 4.00%, 3/15/31(1)(2)	50,000	42,835
Machinery — 0.5%
Allison Transmission, Inc., 5.875%, 6/1/29(1)	50,000	47,424
Hillenbrand, Inc., 3.75%, 3/1/31	47,000	38,495
Terex Corp., 5.00%, 5/15/29(1)	47,000	43,195
		129,114
Media — 9.1%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)	70,000	64,841
CCO Holdings LLC / CCO Holdings Capital Corp., 5.375%, 6/1/29(1)	70,000	62,500
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)(2)	47,000	43,869
CCO Holdings LLC / CCO Holdings Capital Corp., 4.75%, 3/1/30(1)	70,000	58,935
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	117,000	96,357
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	117,000	94,021
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 5/1/32	140,000	110,950
CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 6/1/33(1)	93,000	72,444
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(1)	47,000	41,992
CSC Holdings LLC, 6.50%, 2/1/29(1)	200,000	169,755
CSC Holdings LLC, 5.75%, 1/15/30(1)	250,000	143,466
Directv Financing LLC / Directv Financing Co-Obligor, Inc., 5.875%, 8/15/27(1)	117,000	104,737
DISH DBS Corp., 5.00%, 3/15/23	70,000	69,888
DISH DBS Corp., 7.75%, 7/1/26	70,000	54,408
DISH DBS Corp., 5.25%, 12/1/26(1)	70,000	58,756
DISH DBS Corp., 5.75%, 12/1/28(1)	25,000	20,017
DISH DBS Corp., 5.125%, 6/1/29	47,000	27,818
GCI LLC, 4.75%, 10/15/28(1)	47,000	40,346
Gray Television, Inc., 7.00%, 5/15/27(1)(2)	117,000	106,102
Gray Television, Inc., 4.75%, 10/15/30(1)	47,000	34,502
iHeartCommunications, Inc., 5.25%, 8/15/27(1)(2)	47,000	40,949
iHeartCommunications, Inc., 4.75%, 1/15/28(1)(2)	47,000	39,566
Lamar Media Corp., 3.75%, 2/15/28	47,000	41,647
Lamar Media Corp., 4.875%, 1/15/29	47,000	43,431
Lamar Media Corp., 4.00%, 2/15/30	47,000	40,462
News Corp., 3.875%, 5/15/29(1)	70,000	60,050
Nexstar Media, Inc., 5.625%, 7/15/27(1)	47,000	43,695
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 8/15/27(1)	93,000	84,020
Sinclair Television Group, Inc., 5.125%, 2/15/27(1)(2)	47,000	41,403
61

Select High Yield ETF
	Principal Amount/Shares	Value
Sinclair Television Group, Inc., 5.50%, 3/1/30(1)(2)	$70,000	$51,711
Sinclair Television Group, Inc., 4.125%, 12/1/30(1)	47,000	36,618
Sirius XM Radio, Inc., 3.125%, 9/1/26(1)	25,000	22,128
Sirius XM Radio, Inc., 5.00%, 8/1/27(1)	70,000	64,294
Sirius XM Radio, Inc., 4.00%, 7/15/28(1)	70,000	59,913
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)	47,000	42,462
Sirius XM Radio, Inc., 3.875%, 9/1/31(1)	47,000	36,589
Univision Communications, Inc., 5.125%, 2/15/25(1)	70,000	68,219
Univision Communications, Inc., 6.625%, 6/1/27(1)	47,000	44,668
Videotron Ltd., 3.625%, 6/15/29(1)(2)	47,000	39,640
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(1)	200,000	181,412
		2,558,581
Metals and Mining — 2.2%
Arconic Corp., 6.00%, 5/15/25(1)	47,000	47,117
Arconic Corp., 6.125%, 2/15/28(1)(2)	47,000	46,231
ATI, Inc., 4.875%, 10/1/29	25,000	22,412
ATI, Inc., 5.125%, 10/1/31	47,000	41,451
Carpenter Technology Corp., 6.375%, 7/15/28(2)	47,000	45,081
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)	25,000	22,801
Cleveland-Cliffs, Inc., 4.875%, 3/1/31(1)	47,000	42,836
Coeur Mining, Inc., 5.125%, 2/15/29(1)(2)	47,000	35,630
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	47,000	44,365
Hudbay Minerals, Inc., 6.125%, 4/1/29(1)	47,000	41,542
IAMGOLD Corp., 5.75%, 10/15/28(1)	47,000	35,072
Novelis Corp., 4.75%, 1/30/30(1)	117,000	102,912
PT FMG Resources August 2006 Pty Ltd., 4.375%, 4/1/31(1)	47,000	39,710
Taseko Mines Ltd., 7.00%, 2/15/26(1)(2)	47,000	42,521
		609,681
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Blackstone Mortgage Trust, Inc., 3.75%, 1/15/27(1)	47,000	40,000
Multiline Retail — 0.2%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	47,000	42,745
Oil, Gas and Consumable Fuels — 16.0%
Aethon United BR LP / Aethon United Finance Corp., 8.25%, 2/15/26(1)	47,000	45,265
Antero Midstream Partners LP / Antero Midstream Finance Corp., 7.875%, 5/15/26(1)	47,000	47,517
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.375%, 6/15/29(1)	97,000	87,398
Apache Corp., 4.25%, 1/15/30(2)	50,000	44,240
Apache Corp., 5.10%, 9/1/40	70,000	57,671
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 7.00%, 11/1/26(1)(2)	70,000	68,007
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.875%, 6/30/29(1)(2)	47,000	40,939
Callon Petroleum Co., 7.50%, 6/15/30(1)(2)	50,000	47,020
Cheniere Energy Partners LP, 4.00%, 3/1/31	163,000	140,628
Cheniere Energy, Inc., 4.625%, 10/15/28	47,000	43,618
Citgo Holding, Inc., 9.25%, 8/1/24(1)	47,000	47,151
CITGO Petroleum Corp., 7.00%, 6/15/25(1)	47,000	46,318
CITGO Petroleum Corp., 6.375%, 6/15/26(1)	47,000	45,435
CNX Resources Corp., 7.25%, 3/14/27(1)(2)	7,000	6,950
62

Select High Yield ETF
	Principal Amount/Shares	Value
CNX Resources Corp., 7.375%, 1/15/31(1)(2)	$50,000	$47,700
Comstock Resources, Inc., 6.75%, 3/1/29(1)	47,000	43,298
Comstock Resources, Inc., 5.875%, 1/15/30(1)	47,000	40,487
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 4/1/25	47,000	45,640
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 6.00%, 2/1/29(1)	47,000	42,806
CrownRock LP / CrownRock Finance, Inc., 5.625%, 10/15/25(1)(2)	117,000	113,030
DCP Midstream Operating LP, 5.125%, 5/15/29	70,000	67,445
Delek Logistics Partners LP / Delek Logistics Finance Corp., 7.125%, 6/1/28(1)	47,000	41,403
Endeavor Energy Resources LP / EER Finance, Inc., 5.75%, 1/30/28(1)	100,000	96,592
EnLink Midstream LLC, 6.50%, 9/1/30(1)(2)	47,000	46,354
EnLink Midstream Partners LP, 4.85%, 7/15/26	70,000	66,436
EnLink Midstream Partners LP, 5.60%, 4/1/44	70,000	57,196
EnLink Midstream Partners LP, 5.45%, 6/1/47(2)	70,000	55,274
EQM Midstream Partners LP, 6.00%, 7/1/25(1)	47,000	45,408
EQM Midstream Partners LP, 6.50%, 7/1/27(1)(2)	47,000	44,570
EQM Midstream Partners LP, 4.50%, 1/15/29(1)	47,000	39,254
EQM Midstream Partners LP, 4.75%, 1/15/31(1)	47,000	38,236
EQT Corp., 3.90%, 10/1/27	70,000	64,082
EQT Corp., 7.00%, 2/1/30	47,000	48,575
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 1/15/27	117,000	114,544
Genesis Energy LP / Genesis Energy Finance Corp., 7.75%, 2/1/28	47,000	45,045
Harvest Midstream I LP, 7.50%, 9/1/28(1)	70,000	67,572
Hess Midstream Operations LP, 5.625%, 2/15/26(1)	70,000	68,213
Hess Midstream Operations LP, 5.125%, 6/15/28(1)(2)	47,000	43,165
Hilcorp Energy I LP / Hilcorp Finance Co., 6.00%, 2/1/31(1)	47,000	42,345
Holly Energy Partners LP / Holly Energy Finance Corp., 5.00%, 2/1/28(1)	47,000	42,694
ITT Holdings LLC, 6.50%, 8/1/29(1)	47,000	38,697
Matador Resources Co., 5.875%, 9/15/26(2)	70,000	67,570
MEG Energy Corp., 7.125%, 2/1/27(1)	47,000	47,754
MEG Energy Corp., 5.875%, 2/1/29(1)(2)	70,000	65,361
Murphy Oil Corp., 5.75%, 8/15/25	25,000	24,774
Murphy Oil Corp., 5.875%, 12/1/27	47,000	44,970
Murphy Oil Corp., 6.375%, 7/15/28	47,000	45,417
NGL Energy Operating LLC / NGL Energy Finance Corp., 7.50%, 2/1/26(1)	70,000	66,915
Northern Oil & Gas, Inc., 8.125%, 3/1/28(1)	47,000	45,397
NuStar Logistics LP, 6.375%, 10/1/30	47,000	44,071
Occidental Petroleum Corp., 5.50%, 12/1/25	47,000	46,630
Occidental Petroleum Corp., 3.40%, 4/15/26	47,000	43,645
Occidental Petroleum Corp., 8.50%, 7/15/27	70,000	75,176
Occidental Petroleum Corp., 6.375%, 9/1/28(2)	47,000	47,538
Occidental Petroleum Corp., 8.875%, 7/15/30	70,000	79,596
Occidental Petroleum Corp., 6.625%, 9/1/30	47,000	48,359
Occidental Petroleum Corp., 6.125%, 1/1/31	47,000	47,399
Occidental Petroleum Corp., 7.50%, 5/1/31	47,000	50,350
Occidental Petroleum Corp., 4.40%, 4/15/46	47,000	36,110
63

Select High Yield ETF
	Principal Amount/Shares	Value
Occidental Petroleum Corp., 4.10%, 2/15/47	$70,000	$52,575
Parkland Corp., 4.625%, 5/1/30(1)	47,000	39,174
PBF Holding Co. LLC / PBF Finance Corp., 6.00%, 2/15/28	47,000	43,894
Range Resources Corp., 8.25%, 1/15/29	47,000	48,279
ROCC Holdings LLC, 9.25%, 8/15/26(1)	47,000	49,644
Rockcliff Energy II LLC, 5.50%, 10/15/29(1)	47,000	43,179
Rockies Express Pipeline LLC, 4.95%, 7/15/29(1)	50,000	43,540
SM Energy Co., 6.75%, 9/15/26	70,000	67,616
Southwestern Energy Co., 5.375%, 2/1/29	47,000	44,013
Southwestern Energy Co., 5.375%, 3/15/30	47,000	43,005
Sunoco LP / Sunoco Finance Corp., 6.00%, 4/15/27	47,000	46,234
Sunoco LP / Sunoco Finance Corp., 4.50%, 4/30/30	47,000	40,772
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 12/31/30(1)	47,000	40,592
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.00%, 9/1/31(1)	47,000	40,225
Talos Production, Inc., 12.00%, 1/15/26	47,000	49,652
Tap Rock Resources LLC, 7.00%, 10/1/26(1)	47,000	43,049
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27	47,000	47,570
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28	117,000	111,543
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.875%, 2/1/31	47,000	42,733
Teine Energy Ltd., 6.875%, 4/15/29(1)	47,000	43,025
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/29(1)	93,000	80,300
Viper Energy Partners LP, 5.375%, 11/1/27(1)	70,000	66,624
Vital Energy, Inc., 9.50%, 1/15/25(2)	70,000	70,632
Western Midstream Operating LP, 3.35%, 2/1/25	70,000	66,420
Western Midstream Operating LP, 5.50%, 2/1/50	70,000	57,240
		4,522,780
Personal Products — 0.3%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	47,000	43,939
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	47,000	40,129
		84,068
Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., 6.125%, 2/1/27(1)(2)	50,000	34,557
Bausch Health Cos., Inc., 5.75%, 8/15/27(1)	50,000	33,223
Par Pharmaceutical, Inc., 7.50%, 4/1/27(1)(3)	75,000	56,531
Prestige Brands, Inc., 3.75%, 4/1/31(1)	75,000	61,015
		185,326
Professional Services — 0.2%
ASGN, Inc., 4.625%, 5/15/28(1)	70,000	63,324
Real Estate Management and Development — 0.7%
Cushman & Wakefield US Borrower LLC, 6.75%, 5/15/28(1)	70,000	66,048
Forestar Group, Inc., 3.85%, 5/15/26(1)	47,000	41,185
Howard Hughes Corp., 5.375%, 8/1/28(1)	47,000	42,644
Realogy Group LLC / Realogy Co.-Issuer Corp., 5.75%, 1/15/29(1)	47,000	33,814
		183,691
Road and Rail — 1.8%
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.75%, 7/15/27(1)(2)	70,000	66,142
64

Select High Yield ETF
	Principal Amount/Shares	Value
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 4.75%, 4/1/28(1)(2)	$47,000	$41,755
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 5.375%, 3/1/29(1)(2)	47,000	42,354
Hertz Corp., 5.00%, 12/1/29(1)	47,000	39,071
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	47,000	41,937
Uber Technologies, Inc., 7.50%, 9/15/27(1)	50,000	50,754
Uber Technologies, Inc., 4.50%, 8/15/29(1)	93,000	82,394
United Rentals North America, Inc., 4.875%, 1/15/28	97,000	92,548
United Rentals North America, Inc., 3.875%, 2/15/31	70,000	59,980
		516,935
Semiconductors and Semiconductor Equipment — 0.3%
ON Semiconductor Corp., 3.875%, 9/1/28(1)	47,000	41,351
Synaptics, Inc., 4.00%, 6/15/29(1)(2)	47,000	39,029
		80,380
Software — 1.8%
Castle US Holding Corp., 9.50%, 2/15/28(1)	70,000	27,276
Cloud Software Group Holdings, Inc., 6.50%, 3/31/29(1)	50,000	43,363
Consensus Cloud Solutions, Inc., 6.50%, 10/15/28(1)	47,000	41,053
GoTo Group, Inc., 5.50%, 9/1/27(1)	47,000	22,560
NCR Corp., 5.125%, 4/15/29(1)	70,000	59,845
NCR Corp., 6.125%, 9/1/29(1)(2)	47,000	45,771
NCR Corp., 5.25%, 10/1/30(1)	70,000	57,954
Open Text Corp., 3.875%, 12/1/29(1)	70,000	56,574
Open Text Holdings, Inc., 4.125%, 2/15/30(1)(2)	47,000	38,730
Open Text Holdings, Inc., 4.125%, 12/1/31(1)	47,000	37,445
SS&C Technologies, Inc., 5.50%, 9/30/27(1)	70,000	65,943
		496,514
Specialty Retail — 2.1%
Asbury Automotive Group, Inc., 5.00%, 2/15/32(1)	47,000	40,115
Bath & Body Works, Inc., 6.625%, 10/1/30(1)	47,000	44,585
Bath & Body Works, Inc., 6.75%, 7/1/36	70,000	60,203
Ferrellgas LP / Ferrellgas Finance Corp., 5.375%, 4/1/26(1)	47,000	42,362
Ferrellgas LP / Ferrellgas Finance Corp., 5.875%, 4/1/29(1)	70,000	57,241
Gap, Inc., 3.875%, 10/1/31(1)	47,000	33,774
Lithia Motors, Inc., 3.875%, 6/1/29(1)	47,000	39,318
LSF9 Atlantis Holdings LLC / Victra Finance Corp., 7.75%, 2/15/26(1)	70,000	61,624
Sonic Automotive, Inc., 4.875%, 11/15/31(1)	47,000	37,448
Staples, Inc., 7.50%, 4/15/26(1)	117,000	104,261
Staples, Inc., 10.75%, 4/15/27(1)(2)	47,000	36,045
Superior Plus LP / Superior General Partner, Inc., 4.50%, 3/15/29(1)	47,000	40,873
		597,849
Technology Hardware, Storage and Peripherals — 0.4%
Seagate HDD Cayman, 9.625%, 12/1/32(1)(2)	35,955	39,349
Xerox Holdings Corp., 5.00%, 8/15/25(1)	47,000	43,796
Xerox Holdings Corp., 5.50%, 8/15/28(1)(2)	47,000	39,529
		122,674
Thrifts and Mortgage Finance — 1.4%
Freedom Mortgage Corp., 8.125%, 11/15/24(1)	25,000	24,026
Freedom Mortgage Corp., 7.625%, 5/1/26(1)	70,000	59,829
65

Select High Yield ETF
	Principal Amount/Shares	Value
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	$47,000	$38,338
MGIC Investment Corp., 5.25%, 8/15/28	70,000	65,537
Nationstar Mortgage Holdings, Inc., 5.50%, 8/15/28(1)	47,000	39,972
NMI Holdings, Inc., 7.375%, 6/1/25(1)	47,000	46,813
PennyMac Financial Services, Inc., 4.25%, 2/15/29(1)	47,000	36,834
Radian Group, Inc., 4.875%, 3/15/27	47,000	43,828
United Wholesale Mortgage LLC, 5.50%, 4/15/29(1)	47,000	38,956
		394,133
Trading Companies and Distributors — 0.6%
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(1)(2)	47,000	40,289
Fly Leasing Ltd., 7.00%, 10/15/24(1)	70,000	60,916
Fortress Transportation & Infrastructure Investors LLC, 6.50%, 10/1/25(1)	36,000	35,155
Fortress Transportation & Infrastructure Investors LLC, 5.50%, 5/1/28(1)	47,000	42,027
		178,387
Transportation Infrastructure — 0.2%
Seaspan Corp., 5.50%, 8/1/29(1)	70,000	52,778
Wireless Telecommunication Services — 1.1%
Sprint LLC, 7.125%, 6/15/24	117,000	118,579
T-Mobile USA, Inc., 2.25%, 2/15/26	47,000	42,796
T-Mobile USA, Inc., 3.375%, 4/15/29	93,000	82,219
Vodafone Group PLC, VRN, 7.00%, 4/4/79	70,000	68,728
		312,322
TOTAL CORPORATE BONDS (Cost $30,187,953)		26,567,443
PREFERRED STOCKS — 0.6%
Banks — 0.6%
Bank of America Corp., 6.25%	70,000	70,175
Citigroup, Inc., 4.70%	70,000	64,050
JPMorgan Chase & Co., 6.125%	47,000	47,129
TOTAL PREFERRED STOCKS (Cost $196,577)		181,354
SHORT-TERM INVESTMENTS — 11.8%
Money Market Funds — 11.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,053,888	1,053,888
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,263,873	2,263,873
TOTAL SHORT-TERM INVESTMENTS (Cost $3,317,761)		3,317,761
TOTAL INVESTMENT SECURITIES — 106.5% (Cost $33,702,291)		30,066,558
OTHER ASSETS AND LIABILITIES — (6.5)%		(1,827,929)
TOTAL NET ASSETS — 100.0%		$28,238,629

66

Select High Yield ETF

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,397,060, which represented 65.1% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,205,135. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security is in default.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,285,561, which includes securities collateral of $21,688.

See Notes to Financial Statements.
67

FEBRUARY 28, 2023 (UNAUDITED)

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 47.7%
Aerospace and Defense — 0.4%
Boeing Co., 1.43%, 2/4/24	$60,000	$57,712
Boeing Co., 2.80%, 3/1/24	90,000	87,558
		145,270
Air Freight and Logistics — 0.6%
GXO Logistics, Inc., 1.65%, 7/15/26	110,000	94,537
Rand Parent LLC, 8.50%, 2/15/30(1)	105,000	100,931
		195,468
Airlines — 1.2%
American Airlines, Inc., 11.75%, 7/15/25(1)	90,000	98,791
American Airlines, Inc., 11.75%, 7/15/25	25,000	27,442
American Airlines, Inc., 7.25%, 2/15/28(1)	54,000	52,785
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	60,000	58,457
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(1)	35,000	33,271
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.00%, 9/20/25(1)	130,000	130,618
		401,364
Automobiles — 1.7%
Ford Motor Credit Co. LLC, 2.30%, 2/10/25	200,000	184,007
General Motors Financial Co., Inc., 1.20%, 10/15/24	80,000	74,391
General Motors Financial Co., Inc., 3.80%, 4/7/25	125,000	120,303
Mercedes-Benz Finance North America LLC, 5.375%, 11/26/25(1)	75,000	75,348
Toyota Motor Credit Corp., 3.95%, 6/30/25	120,000	117,137
		571,186
Banks — 12.0%
Bank of America Corp., VRN, 1.73%, 7/22/27	135,000	118,972
Bank of America Corp., VRN, 4.95%, 7/22/28	45,000	44,036
Bank of America Corp., VRN, 2.88%, 10/22/30	90,000	76,167
Bank of Montreal, 5.20%, 2/1/28	210,000	209,201
Banque Federative du Credit Mutuel SA, 4.94%, 1/26/26(1)	215,000	212,091
Citigroup, Inc., VRN, 2.01%, 1/25/26	80,000	74,647
Citigroup, Inc., VRN, 3.11%, 4/8/26	30,000	28,502
Cooperatieve Rabobank UA, VRN, 5.56%, 2/28/29(1)	250,000	248,751
Discover Bank, VRN, 4.68%, 8/9/28	505,000	483,179
DNB Bank ASA, VRN, 2.97%, 3/28/25(1)	205,000	198,573
HSBC Holdings PLC, VRN, 0.73%, 8/17/24	210,000	204,827
JPMorgan Chase & Co., VRN, 5.55%, 12/15/25	70,000	69,948
JPMorgan Chase & Co., VRN, 1.04%, 2/4/27	55,000	48,317
JPMorgan Chase & Co., VRN, 1.58%, 4/22/27	35,000	30,977
JPMorgan Chase & Co., VRN, 1.47%, 9/22/27	25,000	21,686
Lloyds Banking Group PLC, VRN, 4.72%, 8/11/26	415,000	404,811
Lloyds Banking Group PLC, VRN, 5.87%, 3/6/29(2)	207,000	207,173
Mitsubishi UFJ Financial Group, Inc., VRN, 5.72%, 2/20/26	200,000	199,765
Mitsubishi UFJ Financial Group, Inc., VRN, 5.42%, 2/22/29	200,000	198,724
PNC Financial Services Group, Inc., VRN, 4.76%, 1/26/27	105,000	103,469
Royal Bank of Canada, 6.00%, 11/1/27	135,000	138,995
Societe Generale SA, 4.35%, 6/13/25(1)	205,000	200,183
68

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Sumitomo Mitsui Financial Group, Inc., 5.46%, 1/13/26	$200,000	$199,640
Toronto-Dominion Bank, 4.11%, 6/8/27	75,000	71,925
Truist Financial Corp., VRN, 4.87%, 1/26/29	100,000	98,199
US Bancorp, VRN, 4.65%, 2/1/29	80,000	77,786
		3,970,544
Beverages — 0.2%
PepsiCo, Inc., 3.60%, 2/18/28	75,000	71,546
Biotechnology — 0.5%
Amgen, Inc., 5.25%, 3/2/25(2)	96,000	95,803
CSL Finance PLC, 3.85%, 4/27/27(1)	65,000	61,915
		157,718
Capital Markets — 2.8%
Bank of New York Mellon Corp., VRN, 5.80%, 10/25/28	100,000	102,508
Bank of New York Mellon Corp., VRN, 4.54%, 2/1/29	70,000	68,055
Deutsche Bank AG, VRN, 4.30%, 5/24/28	225,000	221,891
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	80,000	70,116
Goldman Sachs Group, Inc., VRN, 2.64%, 2/24/28	70,000	62,591
Morgan Stanley, VRN, 0.79%, 5/30/25	35,000	32,787
Morgan Stanley, VRN, 1.16%, 10/21/25	80,000	74,135
Morgan Stanley, VRN, 2.63%, 2/18/26	60,000	56,616
Morgan Stanley, VRN, 6.14%, 10/16/26	150,000	152,829
Morgan Stanley, VRN, 5.05%, 1/28/27	73,000	72,192
		913,720
Chemicals — 0.6%
Celanese US Holdings LLC, 5.90%, 7/5/24	95,000	94,928
Orbia Advance Corp. SAB de CV, 4.00%, 10/4/27	100,000	92,850
		187,778
Consumer Finance — 2.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.65%, 10/29/24	315,000	292,397
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 10/29/24	125,000	116,157
BOC Aviation USA Corp., 1.625%, 4/29/24(1)	210,000	200,658
Capital One Financial Corp., VRN, 5.47%, 2/1/29	28,000	27,510
Navient Corp., 6.125%, 3/25/24	65,000	64,588
OneMain Finance Corp., 8.25%, 10/1/23	85,000	85,714
		787,024
Containers and Packaging — 1.9%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	110,000	106,286
Ball Corp., 6.875%, 3/15/28	125,000	126,363
Owens-Brockway Glass Container, Inc., 5.375%, 1/15/25(1)	110,000	107,001
Sealed Air Corp., 1.57%, 10/15/26(1)	130,000	112,088
Sealed Air Corp., 1.57%, 10/15/26	25,000	21,555
Sealed Air Corp., 6.125%, 2/1/28(1)	155,000	152,807
		626,100
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 7.30%, 8/15/26	45,000	46,470
Cogent Communications Group, Inc., 7.00%, 6/15/27(1)	60,000	58,104
Level 3 Financing, Inc., 3.40%, 3/1/27(1)	90,000	75,621
Level 3 Financing, Inc., 4.625%, 9/15/27(1)	30,000	22,453
		202,648
69

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Electric Utilities — 2.2%
American Electric Power Co., Inc., 2.03%, 3/15/24	$80,000	$77,080
American Electric Power Co., Inc., VRN, 3.875%, 2/15/62	90,000	75,504
Duke Energy Corp., VRN, 3.25%, 1/15/82	80,000	63,568
Jersey Central Power & Light Co., 4.30%, 1/15/26(1)	130,000	124,782
NextEra Energy Capital Holdings, Inc., 4.26%, 9/1/24	80,000	78,521
NextEra Energy Capital Holdings, Inc., 6.05%, 3/1/25(2)	36,000	36,239
NextEra Energy Capital Holdings, Inc., 4.45%, 6/20/25	140,000	137,055
Vistra Operations Co. LLC, 5.125%, 5/13/25(1)	105,000	102,131
Vistra Operations Co. LLC, 5.125%, 5/13/25	25,000	24,317
		719,197
Electrical Equipment — 0.4%
Regal Rexnord Corp., 6.05%, 2/15/26(1)	125,000	124,063
Entertainment — 0.5%
Warnermedia Holdings, Inc., 3.79%, 3/15/25(1)	105,000	100,437
Warnermedia Holdings, Inc., 3.76%, 3/15/27(1)	70,000	64,244
		164,681
Equity Real Estate Investment Trusts (REITs) — 2.7%
Equinix, Inc., 2.90%, 11/18/26	75,000	68,503
Extra Space Storage LP, 2.55%, 6/1/31	60,000	47,784
Federal Realty Investment Trust, 2.75%, 6/1/23	115,000	114,283
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	110,000	107,382
iStar, Inc., 4.75%, 10/1/24	40,000	39,965
iStar, Inc., 4.25%, 8/1/25	75,000	74,702
MPT Operating Partnership LP / MPT Finance Corp., 5.00%, 10/15/27	100,000	82,139
Realty Income Corp., 5.05%, 1/13/26	77,000	76,305
Sabra Health Care LP, 5.125%, 8/15/26	45,000	42,605
SBA Tower Trust, 1.88%, 7/15/50(1)	41,000	36,341
VICI Properties LP, 4.375%, 5/15/25	75,000	72,248
VICI Properties LP / VICI Note Co., Inc., 3.50%, 2/15/25(1)	140,000	132,375
		894,632
Food Products — 0.2%
General Mills, Inc., 5.24%, 11/18/25	85,000	84,527
Health Care Equipment and Supplies — 0.6%
GE HealthCare Technologies, Inc., 5.55%, 11/15/24(1)	200,000	199,609
Health Care Providers and Services — 0.7%
CVS Health Corp., 5.00%, 2/20/26	85,000	84,562
HCA, Inc., 3.125%, 3/15/27(1)	50,000	45,522
Universal Health Services, Inc., 1.65%, 9/1/26	115,000	99,902
		229,986
Hotels, Restaurants and Leisure — 0.4%
Hyatt Hotels Corp., 1.80%, 10/1/24	80,000	75,498
Starbucks Corp., 4.75%, 2/15/26	65,000	64,400
		139,898
Household Durables — 0.4%
Meritage Homes Corp., 6.00%, 6/1/25	130,000	129,494
Insurance — 1.2%
Athene Global Funding, 2.51%, 3/8/24(1)	100,000	96,848
Metropolitan Life Global Funding I, 4.05%, 8/25/25(1)	305,000	296,285
		393,133
70

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 4.70%, 11/29/24	$60,000	$59,689
Amazon.com, Inc., 4.60%, 12/1/25	20,000	19,859
Amazon.com, Inc., 4.55%, 12/1/27	45,000	44,511
		124,059
IT Services — 0.9%
Fiserv, Inc., 5.45%, 3/2/28(2)	72,000	71,947
Global Payments, Inc., 3.75%, 6/1/23	40,000	39,810
Global Payments, Inc., 4.45%, 6/1/28	85,000	79,438
International Business Machines Corp., 3.30%, 5/15/26	105,000	99,270
		290,465
Leisure Products — 0.1%
Brunswick Corp., 0.85%, 8/18/24	30,000	27,970
Life Sciences Tools and Services — 0.5%
Illumina, Inc., 5.80%, 12/12/25	150,000	151,368
Machinery — 0.5%
CNH Industrial Capital LLC, 3.95%, 5/23/25	90,000	86,984
John Deere Capital Corp., 3.40%, 6/6/25	95,000	91,677
		178,661
Media — 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp., 6.375%, 9/1/29(1)	110,000	102,672
Cox Communications, Inc., 3.15%, 8/15/24(1)	80,000	77,108
DISH DBS Corp., 7.75%, 7/1/26	55,000	42,749
DISH DBS Corp., 5.25%, 12/1/26(1)	95,000	79,741
iHeartCommunications, Inc., 8.375%, 5/1/27	55,000	48,455
Paramount Global, VRN, 6.25%, 2/28/57	75,000	61,957
Paramount Global, VRN, 6.375%, 3/30/62	60,000	51,768
WPP Finance 2010, 3.75%, 9/19/24	135,000	131,018
		595,468
Metals and Mining — 0.8%
GUSAP III LP, 4.25%, 1/21/30(1)	70,000	64,357
Novelis Corp., 3.25%, 11/15/26(1)	60,000	52,953
Nucor Corp., 3.95%, 5/23/25	35,000	34,051
Steel Dynamics, Inc., 2.80%, 12/15/24	115,000	109,740
		261,101
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 5.25%, 10/1/25(1)	130,000	121,616
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 4.75%, 6/15/29(1)	40,000	32,574
		154,190
Multiline Retail — 0.2%
Nordstrom, Inc., 2.30%, 4/8/24	60,000	56,764
Multi-Utilities — 0.4%
Ameren Corp., 1.75%, 3/15/28	55,000	46,936
DTE Energy Co., VRN, 4.22%, 11/1/24	85,000	83,183
		130,119
Oil, Gas and Consumable Fuels — 2.2%
Ecopetrol SA, 5.875%, 9/18/23	90,000	89,637
Enbridge, Inc., VRN, 5.20%, 2/16/24	80,000	79,844
71

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Energy Transfer LP, 4.25%, 4/1/24	$60,000	$59,076
Enterprise Products Operating LLC, 3.70%, 2/15/26	120,000	115,289
EQT Corp., 5.68%, 10/1/25	85,000	83,980
Hess Corp., 3.50%, 7/15/24	90,000	87,889
HF Sinclair Corp., 2.625%, 10/1/23	100,000	98,191
Holly Energy Partners LP / Holly Energy Finance Corp., 6.375%, 4/15/27(1)	50,000	48,541
Petroleos Mexicanos, 6.50%, 3/13/27	40,000	36,449
Petroleos Mexicanos, 5.95%, 1/28/31	40,000	30,689
		729,585
Pharmaceuticals — 0.6%
Horizon Therapeutics USA, Inc., 5.50%, 8/1/27(1)	200,000	203,440
Road and Rail — 1.5%
Ashtead Capital, Inc., 4.375%, 8/15/27(1)	200,000	187,634
SMBC Aviation Capital Finance DAC, 4.125%, 7/15/23(1)	225,000	223,567
Triton Container International Ltd., 1.15%, 6/7/24(1)	110,000	102,568
		513,769
Semiconductors and Semiconductor Equipment — 0.3%
Intel Corp., 2.45%, 11/15/29	120,000	101,010
Software — 0.5%
Gen Digital, Inc., 6.75%, 9/30/27(1)	75,000	73,801
Gen Digital, Inc., 7.125%, 9/30/30(1)	30,000	29,283
McAfee Corp., 7.375%, 2/15/30(1)	95,000	75,402
		178,486
Trading Companies and Distributors — 0.6%
Air Lease Corp., 2.875%, 1/15/26	60,000	55,344
Air Lease Corp., 5.30%, 2/1/28	135,000	131,280
Aircastle Ltd., 5.25%, 8/11/25(1)	30,000	29,273
		215,897
Wireless Telecommunication Services — 1.7%
Sprint LLC, 7.875%, 9/15/23	130,000	131,331
Sprint LLC, 7.125%, 6/15/24	155,000	157,092
Sprint LLC, 7.625%, 2/15/25	160,000	164,033
T-Mobile USA, Inc., 3.375%, 4/15/29	125,000	110,509
		562,965
TOTAL CORPORATE BONDS (Cost $15,762,325)		15,784,903
ASSET-BACKED SECURITIES — 9.5%
Aaset Trust, Series 2021-2A, Class B, 3.54%, 1/15/47(1)	215,654	162,163
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, SEQ, 1.94%, 8/15/46(1)	150,000	130,823
Applebee's Funding LLC / IHOP Funding LLC, Series 2019-1A, Class A2I, SEQ, 4.19%, 6/5/49(1)	123,750	120,495
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A, SEQ, 2.97%, 3/20/24(1)	37,500	37,461
Blackbird Capital Aircraft, Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	208,787	177,040
Brazos Education Loan Authority, Inc., Series 2012-1, Class A1, VRN, 5.32%, (1-month LIBOR plus 0.70%), 12/26/35	39,008	38,479
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	72,374	65,180
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	148,532	136,095
72

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Diamond Issuer, Series 2021-1A, Class A, SEQ, 2.31%, 11/20/51(1)	$165,000	$140,849
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/37(1)	100,000	89,510
Flagship Credit Auto Trust, Series 2021-2, Class A, SEQ, 0.37%, 12/15/26(1)	11,385	11,239
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	100,000	89,208
Hilton Grand Vacations Trust, Series 2017-AA, Class B, 2.96%, 12/26/28(1)	75,319	74,044
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	190,874	165,998
MVW LLC, Series 2020-1A, Class C, 4.21%, 10/20/37(1)	112,924	105,868
MVW LLC, Series 2021-2A, Class C, 2.23%, 5/20/39(1)	151,267	132,465
MVW LLC, Series 2022-2A, Class C, 7.62%, 10/21/41(1)	92,288	93,213
MVW Owner Trust, Series 2019-1A, Class C, 3.33%, 11/20/36(1)	110,418	102,757
Nelnet Student Loan Trust, Series 2019-5, Class A, SEQ, 2.53%, 10/25/67(1)	83,525	76,552
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	100,000	84,278
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)	191,448	163,076
Sabey Data Center Issuer LLC, Series 2020-1, Class A2, SEQ, 3.81%, 4/20/45(1)	68,000	64,101
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class B, 2.32%, 7/20/37(1)	71,581	66,657
Sierra Timeshare Receivables Funding LLC, Series 2022-3A, Class C, 7.63%, 7/20/39(1)	80,821	81,244
SoFi Professional Loan Program LLC, Series 2018-A, Class A1, VRN, 4.97%, (1-month LIBOR plus 0.35%), 2/25/42(1)	36,233	36,169
Stack Infrastructure Issuer LLC, Series 2019-1A, Class A2, SEQ, 4.54%, 2/25/44(1)	168,000	164,872
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)	193,471	169,952
TAL Advantage VII LLC, Series 2020-1A, Class A, SEQ, 2.05%, 9/20/45(1)	74,625	65,512
Vantage Data Centers LLC, Series 2019-1A, Class A2, SEQ, 3.19%, 7/15/44(1)	135,100	129,210
Vantage Data Centers LLC, Series 2020-1A, Class A2, SEQ, 1.65%, 9/15/45(1)	95,000	84,749
Vantage Data Centers LLC, Series 2020-2A, Class A2, SEQ, 1.99%, 9/15/45(1)	100,000	83,698
Westlake Automobile Receivables Trust, Series 2019-2A, Class D, 3.20%, 11/15/24(1)	9,342	9,332
TOTAL ASSET-BACKED SECURITIES (Cost $3,077,741)		3,152,289
COLLATERALIZED LOAN OBLIGATIONS — 8.9%
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 6.40%, (3-month LIBOR plus 1.60%), 4/30/31(1)	100,000	96,261
Arbor Realty Commercial Real Estate Notes Ltd., Series 2019-FL2, Class A, VRN, 5.88%, (1-month SOFR plus 1.31%), 9/15/34(1)	20,312	20,286
ARES XLVII CLO Ltd., Series 2018-47A, Class C, VRN, 6.54%, (3-month LIBOR plus 1.75%), 4/15/30(1)	100,000	96,850
BDS Ltd., Series 2019-FL4, Class A, VRN, 5.70%, (1-month LIBOR plus 1.10%), 8/15/36(1)	58,085	57,997
BXMT Ltd., Series 2020-FL2, Class A, VRN, 5.58%, (1-month SOFR plus 1.01%), 2/15/38(1)	76,878	75,240
BXMT Ltd., Series 2021-FL4, Class AS, VRN, 5.89%, (1-month LIBOR plus 1.30%), 5/15/38(1)	250,000	241,614
73

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
CBAM Ltd., Series 2017-1A, Class B, VRN, 6.61%, (3-month LIBOR plus 1.80%), 7/20/30(1)	$100,000	$98,604
CBAM Ltd., Series 2019-11RA, Class C, VRN, 7.06%, (3-month LIBOR plus 2.25%), 1/20/35(1)	100,000	94,857
Cerberus Loan Funding XXVII LP, Series 2019-2A, Class A2, 3.50%, 1/15/32(1)	100,000	95,032
CIFC Funding Ltd., Series 2017-5A, Class B, VRN, 6.64%, (3-month LIBOR plus 1.85%), 11/16/30(1)	100,000	96,513
Dryden 30 Senior Loan Fund, Series 2013-30A, Class CR, VRN, 6.56%, (3-month LIBOR plus 1.70%), 11/15/28(1)	75,000	72,551
Dryden 72 CLO Ltd., Series 2019-72A, Class CR, VRN, 6.71%, (3-month LIBOR plus 1.85%), 5/15/32(1)	150,000	146,143
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class BR, VRN, 6.46%, (3-month LIBOR plus 1.65%), 7/20/31(1)	100,000	98,978
Greystone CRE Notes Ltd., Series 2019-FL2, Class A, VRN, 5.77%, (1-month LIBOR plus 1.18%), 9/15/37(1)	62,719	62,036
Greystone CRE Notes Ltd., Series 2019-FL2, Class D, VRN, 6.99%, (1-month LIBOR plus 2.40%), 9/15/37(1)	130,000	125,727
HGI CRE CLO Ltd., Series 2021-FL1, Class AS, VRN, 5.99%, (1-month LIBOR plus 1.40%), 6/16/36(1)	125,000	120,538
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 7.24%, (3-month SOFR plus 2.60%), 7/20/31(1)	100,000	97,556
KVK CLO Ltd., Series 2013-1A, Class DR, VRN, 7.74%, (3-month LIBOR plus 2.95%), 1/14/28(1)	100,000	98,214
Marathon CLO Ltd., Series 2020-15A, Class A1S, VRN, 6.56%, (3-month LIBOR plus 1.70%), 11/15/31(1)	75,000	74,742
MF1 Ltd., Series 2020-FL4, Class D, VRN, 8.78%, (1-month SOFR plus 4.21%), 11/15/35(1)	200,000	192,887
Palmer Square Loan Funding Ltd., Series 2021-3A, Class B, VRN, 6.56%, (3-month LIBOR plus 1.75%), 7/20/29(1)	125,000	120,295
Palmer Square Loan Funding Ltd., Series 2021-3A, Class C, VRN, 7.31%, (3-month LIBOR plus 2.50%), 7/20/29(1)	75,000	72,597
Palmer Square Loan Funding Ltd., Series 2022-4A, Class B, VRN, 7.53%, (3-month SOFR plus 2.75%), 7/24/31(1)(2)	100,000	100,000
Ready Capital Mortgage Financing LLC, Series 2020-FL4, Class B, VRN, 8.47%, (1-month LIBOR plus 3.85%), 2/25/35(1)	70,000	69,388
Ready Capital Mortgage Financing LLC, Series 2023-FL11, Class A, VRN, 6.94%, (1-month SOFR plus 2.37%), 10/25/39(1)	100,000	99,850
Rockford Tower CLO Ltd., Series 2017-3A, Class A, VRN, 6.00%, (3-month LIBOR plus 1.19%), 10/20/30(1)	100,000	99,439
Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 6.59%, (3-month LIBOR plus 1.80%), 1/15/30(1)	125,000	119,521
Stratus CLO Ltd., Series 2021-2A, Class C, VRN, 6.71%, (3-month LIBOR plus 1.90%), 12/28/29(1)	100,000	94,538
Symphony CLO XXII Ltd., Series 2020-22A, Class B, VRN, 6.49%, (3-month LIBOR plus 1.70%), 4/18/33(1)	100,000	97,483
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,899,007)		2,935,737
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.0%
Private Sponsor Collateralized Mortgage Obligations — 3.8%
Angel Oak Mortgage Trust, Series 2020-5, Class A2, SEQ, VRN, 1.58%, 5/25/65(1)	93,513	85,402
Bellemeade Re Ltd., Series 2018-1A, Class M2, VRN, 7.52%, (1-month LIBOR plus 2.90%), 4/25/28(1)	64,168	64,415
Bellemeade Re Ltd., Series 2018-3A, Class M1B, VRN, 6.47%, (1-month LIBOR plus 1.85%), 10/25/28(1)	16,330	16,330
BRAVO Residential Funding Trust, Series 2023-NQM1, Class A2, SEQ, 6.35%, 1/25/63(1)	99,322	98,009
74

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
Credit Suisse Mortgage Capital Certificates, Series 2020-SPT1, Class A1, SEQ, 1.62%, 4/25/65(1)	$76,240	$74,694
CSMC Trust, Series 2019-NQM1, Class A2, SEQ, 2.86%, 10/25/59(1)	90,343	86,872
Ellington Financial Mortgage Trust, Series 2020-1, Class A1, VRN, 2.01%, 5/25/65(1)	88,704	86,073
GCAT Trust, Series 2022-NQM5, Class A1, 5.71%, 8/25/67(1)	98,092	96,723
MFA Trust, Series 2023-INV1, Class A2, 6.45%, 2/25/58(1)	99,789	98,995
Residential Mortgage Loan Trust, Series 2020-1, Class A1, VRN, 2.38%, 1/26/60(1)	90,194	86,005
Traingle Re Ltd., Series 2021-1, Class M2, VRN, 8.52%, (1-month LIBOR plus 3.90%), 8/25/33(1)	147,723	148,918
Verus Securitization Trust, Series 2019-4, Class A3, 3.00%, 11/25/59(1)	103,381	98,738
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	56,761	49,904
Visio Trust, Series 2020-1, Class A2, SEQ,VRN, 2.50%, 8/25/55(1)	110,000	99,873
Vista Point Securitization Trust, Series 2020-2, Class A1, VRN, 1.48%, 4/25/65(1)	97,776	87,177
		1,278,128
U.S. Government Agency Collateralized Mortgage Obligations — 2.2%
FHLMC, Series 2021-DNA2, Class M1, VRN, 5.28%, (30-day average SOFR plus 0.80%), 8/25/33(1)	32,592	32,451
FHLMC, Series 2021-HQA3, Class M1, VRN, 5.33%, (30-day average SOFR plus 0.85%), 9/25/41(1)	85,705	82,656
FHLMC, Series 2022-DNA3, Class M1A, VRN, 6.48%, (30-day average SOFR plus 2.00%), 4/25/42(1)	101,246	101,741
FHLMC, Series 2022-DNA5, Class M1A, VRN, 7.43%, (30-day average SOFR plus 2.95%), 6/25/42(1)	90,374	92,599
FHLMC, Series 2022-DNA6, Class M1A, VRN, 6.63%, (30-day average SOFR plus 2.15%), 9/25/42(1)	89,793	90,183
FNMA, Series 2014-C04, Class 1M2, VRN, 9.52%, (1-month LIBOR plus 4.90%), 11/25/24	83,760	87,184
FNMA, Series 2014-C04, Class 2M2, VRN, 9.62%, (1-month LIBOR plus 5.00%), 11/25/24	13,216	13,349
FNMA, Series 2015-C01, Class 1M2, VRN, 8.92%, (1-month LIBOR plus 4.30%), 2/25/25	86,668	89,370
FNMA, Series 2017-C02, Class 2ED3, VRN, 5.97%, (1-month LIBOR plus 1.35%), 9/25/29	74,171	74,309
FNMA, Series 2019-R07, Class 1M2, VRN, 6.72%, (1-month LIBOR plus 2.10%), 10/25/39(1)	51,951	51,959
		715,801
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,974,407)		1,993,929
U.S. TREASURY SECURITIES — 4.4%
U.S. Treasury Notes, 3.00%, 6/30/24	200,000	194,629
U.S. Treasury Notes, 1.00%, 12/15/24(3)	425,000	396,761
U.S. Treasury Notes, 3.50%, 9/15/25	210,000	204,508
U.S. Treasury Notes, 4.00%, 12/15/25	400,000	394,689
U.S. Treasury Notes, 3.875%, 1/15/26	200,000	196,578
U.S. Treasury Notes, 3.25%, 6/30/29	70,000	66,629
TOTAL U.S. TREASURY SECURITIES (Cost $1,460,226)		1,453,794
COMMERCIAL MORTGAGE-BACKED SECURITIES — 4.1%
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class C, VRN, 3.60%, 4/14/33(1)	100,000	91,252
75

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
BFLD Trust, Series 2019-DPLO, Class A, VRN, 5.68%, (1-month LIBOR plus 1.09%), 10/15/34(1)	$185,000	$183,262
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, VRN, 6.59%, (1-month LIBOR plus 2.00%), 9/15/36(1)	100,000	96,289
BX Trust, Series 2021-ARIA, Class G, VRN, 7.73%, (1-month LIBOR plus 3.14%), 10/15/36(1)	50,000	46,375
BXHPP Trust, Series 2021-FILM, Class D, VRN, 6.09%, (1-month LIBOR plus 1.50%), 8/15/36(1)	70,000	64,682
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class D, VRN, 6.19%, (1-month LIBOR plus 1.60%), 5/15/36(1)	99,752	98,693
DBWF Mortgage Trust, Series 2018-GLKS, Class A, VRN, 5.73%, (1-month LIBOR plus 1.13%), 12/19/30(1)	150,000	148,464
Extended Stay America Trust, Series 2021-ESH, Class E, VRN, 7.44%, (1-month LIBOR plus 2.85%), 7/15/38(1)	97,619	95,481
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class F, VRN, 3.96%, 12/10/36(1)	100,000	92,429
Great Wolf Trust, Series 2019-WOLF, Class C, VRN, 6.31%, (1-month SOFR plus 1.75%), 12/15/36(1)	70,000	68,651
Life Mortgage Trust, Series 2021-BMR, Class D, VRN, 5.99%, (1-month LIBOR plus 1.40%), 3/15/38(1)	304,721	295,675
Med Trust, Series 2021-MDLN, Class F, VRN, 8.59%, (1-month LIBOR plus 4.00%), 11/15/38(1)	99,704	94,429
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,347,272)		1,375,682
BANK LOAN OBLIGATIONS(4) — 1.8%
Airlines — 0.4%
American Airlines, Inc., 2023 Term Loan B, 2/15/28(5)	135,000	131,625
Health Care Equipment and Supplies — 0.6%
Avantor Funding, Inc., 2021 Term Loan B5, 11/8/27(5)	90,283	90,283
Medline Borrower LP, USD Term Loan B, 10/23/28(5)	100,000	96,576
		186,859
Health Care Providers and Services — 0.4%
Surgery Center Holdings, Inc., 2021 Term Loan, 8/31/26(5)	151,000	150,150
Pharmaceuticals — 0.4%
Jazz Financing Lux S.a.r.l., USD Term Loan, 5/5/28(5)	140,000	139,938
TOTAL BANK LOAN OBLIGATIONS (Cost $608,325)		608,572
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.1%
Colombia — 0.2%
Colombia Government International Bond, 3.875%, 4/25/27	75,000	66,794
Dominican Republic — 0.3%
Dominican Republic International Bond, 6.875%, 1/29/26	100,000	101,556
Romania — 0.2%
Romanian Government International Bond, 6.625%, 2/17/28(1)	60,000	61,418
Saudi Arabia — 0.4%
Saudi Government International Bond, 4.75%, 1/18/28(1)	20,000	19,806
Saudi Government International Bond, 5.50%, 10/25/32(1)	100,000	104,329
		124,135
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $345,816)		353,903
76

Short Duration Strategic Income ETF
	Principal Amount/Shares	Value
PREFERRED STOCKS — 0.3%
Banks — 0.1%
JPMorgan Chase & Co., 4.60%	55,000	$51,158
Oil, Gas and Consumable Fuels — 0.1%
BP Capital Markets PLC, 4.375%	20,000	19,118
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%(1)	41,000	33,417
TOTAL PREFERRED STOCKS (Cost $98,466)		103,693
SHORT-TERM INVESTMENTS — 18.2%
Money Market Funds — 4.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,333,951	1,333,951
Treasury Bills(6) — 14.2%
U.S. Treasury Bills, 5.09%, 8/24/23	$4,800,000	4,685,346
TOTAL SHORT-TERM INVESTMENTS (Cost $6,019,082)		6,019,297
TOTAL INVESTMENT SECURITIES — 102.0% (Cost $33,592,667)		33,781,799
OTHER ASSETS AND LIABILITIES — (2.0)%		(672,574)
TOTAL NET ASSETS — 100.0%		$33,109,225

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 2-Year Notes	31	June 2023	$6,315,523	$(10,804)
U.S. Treasury 10-Year Notes	2	June 2023	223,313	39
			$6,538,836	$(10,765)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 5-Year Notes	10	June 2023	$1,070,547	$(115)
U.S. Treasury 10-Year Ultra Notes	2	June 2023	234,375	(111)
			$1,304,922	$(226)
^Amount represents value and unrealized appreciation (depreciation).

77

Short Duration Strategic Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 39	Buy	(5.00)%	12/20/27	$1,200,000	$(29,351)	$(1,307)	$(30,658)
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
LIBOR	–	London Interbank Offered Rate
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $14,401,529, which represented 43.5% of total net assets.
(2)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $324,877.
(4)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(5)The interest rate will be determined upon settlement of the bank loan obligation after period end.
(6)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
78

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Assets
Investment securities, at value (cost of $206,671,628 and $282,404,811, respectively) — including $3,218,067 and $—, respectively of securities on loan	$200,003,893	$271,903,008
Investment made with cash collateral received for securities on loan, at value (cost of $3,300,528 and $—, respectively)	3,300,528	—
Total investment securities, at value (cost of $209,972,156 and $282,404,811, respectively)	203,304,421	271,903,008
Cash	—	3,069,852
Deposits with broker for futures contracts	171,548	—
Receivable for investments sold	3,427,730	—
Interest receivable	1,944,487	2,950,036
Securities lending receivable	821	—
	208,849,007	277,922,896

Liabilities
Payable for collateral received for securities on loan	3,300,528	—
Payable for investments purchased	3,701,846	3,658,865
Payable for variation margin on futures contracts	17,146	—
Accrued management fees	44,751	61,789
	7,064,271	3,720,654

Net Assets	$201,784,736	$274,202,242

Shares outstanding (unlimited number of shares authorized)	4,450,000	5,550,000

Net Asset Value Per Share	$45.34	$49.41

Net Assets Consist of:
Capital paid in	$222,750,573	$296,026,610
Distributable earnings (loss)	(20,965,837)	(21,824,368)
	$201,784,736	$274,202,242

See Notes to Financial Statements.
79

FEBRUARY 28, 2023 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Income ETF
Assets
Investment securities, at value (cost of $33,840,034 and $151,450,710, respectively) — including $445,053 and $5,704,190, respectively of securities on loan	$31,176,876	$145,284,566
Investment made with cash collateral received for securities on loan, at value (cost of $461,438 and $5,494,585, respectively)	461,438	5,494,585
Total investment securities, at value (cost of $34,301,472 and $156,945,295, respectively)	31,638,314	150,779,151
Cash	—	489,231
Receivable for investments sold	905,106	2,270,905
Receivable for variation margin on futures contracts	102	14,803
Receivable for variation margin on swap agreements	—	4,988
Interest receivable	450,660	1,239,093
Securities lending receivable	129	3,300
	32,994,311	154,801,471

Liabilities
Disbursements in excess of demand deposit cash	102,053	—
Payable for collateral received for securities on loan	461,438	5,494,585
Payable for investments purchased	412,692	3,215,771
Payable for variation margin on swap agreements	268	—
Accrued management fees	9,472	39,595
	985,923	8,749,951

Net Assets	$32,008,388	$146,051,520

Shares outstanding (unlimited number of shares authorized)	850,000	3,400,000

Net Asset Value Per Share	$37.66	$42.96

Net Assets Consist of:
Capital paid in	$39,474,285	$163,476,223
Distributable earnings (loss)	(7,465,897)	(17,424,703)
	$32,008,388	$146,051,520

See Notes to Financial Statements.
80

FEBRUARY 28, 2023 (UNAUDITED)
	Select High Yield ETF	Short Duration Strategic Income ETF
Assets
Investment securities, at value (cost of $31,438,418 and $33,592,667, respectively) — including $2,205,135 and $—, respectively of securities on loan	$27,802,685	$33,781,799
Investment made with cash collateral received for securities on loan, at value (cost of $2,263,873 and $—, respectively)	2,263,873	—
Total investment securities, at value (cost of $33,702,291 and $33,592,667, respectively)	30,066,558	33,781,799
Cash	—	134,117
Receivable for investments sold	—	629,893
Receivable for variation margin on swap agreements	—	2,064
Interest receivable	444,248	189,666
Securities lending receivable	1,531	—
	30,512,337	34,737,539

Liabilities
Payable for collateral received for securities on loan	2,263,873	—
Payable for investments purchased	—	1,619,519
Payable for variation margin on futures contracts	—	641
Accrued management fees	9,835	8,154
	2,273,708	1,628,314

Net Assets	$28,238,629	$33,109,225

Shares outstanding (unlimited number of shares authorized)	650,000	650,000

Net Asset Value Per Share	$43.44	$50.94

Net Assets Consist of:
Capital paid in	$32,715,067	$32,702,710
Distributable earnings (loss)	(4,476,438)	406,515
	$28,238,629	$33,109,225

See Notes to Financial Statements.
81

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF
Investment Income (Loss)
Income:
Interest (net of foreign taxes withheld of $821 and $—, respectively)	$3,520,269	$4,031,373
Securities lending, net	4,792	—
	3,525,061	4,031,373

Expenses:
Management fees	240,836	396,391
Other expenses	1,535	—
	242,371	396,391

Net investment income (loss)	3,282,690	3,634,982

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(5,134,452)	(6,145,361)
Futures contract transactions	(197,412)	—
Swap agreement transactions	(65,494)	—
	(5,397,358)	(6,145,361)

Change in net unrealized appreciation (depreciation) on:
Investments	1,966,101	3,747,601
Futures contracts	2,590	—
Swap agreements	8,801	—
	1,977,492	3,747,601

Net realized and unrealized gain (loss)	(3,419,866)	(2,397,760)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(137,176)	$1,237,222

See Notes to Financial Statements.
82

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Emerging Markets Bond ETF	Multisector Income ETF
Investment Income (Loss)
Income:
Interest	$814,530	$3,301,770
Securities lending, net	910	15,717
	815,440	3,317,487

Expenses:
Management fees	52,806	222,046
Other expenses	2,467	1,799
	55,273	223,845

Net investment income (loss)	760,167	3,093,642

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,505,061)	(4,283,004)
Futures contract transactions	(72,510)	(1,024,710)
Swap agreement transactions	(15,950)	6,971
Foreign currency translation transactions	—	(226)
	(1,593,521)	(5,300,969)

Change in net unrealized appreciation (depreciation) on:
Investments	1,182,582	2,946,633
Futures contracts	1,284	22,491
Swap agreements	(47,362)	(107,100)
Translation of assets and liabilities in foreign currencies	—	5
	1,136,504	2,862,029

Net realized and unrealized gain (loss)	(457,017)	(2,438,940)

Net Increase (Decrease) in Net Assets Resulting from Operations	$303,150	$654,702

See Notes to Financial Statements.
83

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) (EXCEPT AS NOTED)
	Select High Yield ETF	Short Duration Strategic Income ETF(1)
Investment Income (Loss)
Income:
Interest	$767,238	$600,574
Securities lending, net	8,203	—
	775,441	600,574

Expenses:
Management fees	63,023	34,980
Other expenses	49	51
	63,072	35,031

Net investment income (loss)	712,369	565,543

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(474,910)	95,820
Futures contract transactions	—	(55,108)
Swap agreement transactions	—	4,886
	(474,910)	45,598

Change in net unrealized appreciation (depreciation) on:
Investments	449,157	189,132
Futures contracts	—	(10,991)
Swap agreements	—	(1,307)
	449,157	176,834

Net realized and unrealized gain (loss)	(25,753)	222,432

Net Increase (Decrease) in Net Assets Resulting from Operations	$686,616	$787,975
(1)October 11, 2022 (fund inception) through February 28, 2023.

See Notes to Financial Statements.
84

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Diversified Corporate Bond ETF		Diversified Municipal Bond ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$3,282,690	$3,259,572	$3,634,982	$3,645,084
Net realized gain (loss)	(5,397,358)	(9,385,442)	(6,145,361)	(5,640,496)
Change in net unrealized appreciation (depreciation)	1,977,492	(10,067,750)	3,747,601	(18,763,216)
Net increase (decrease) in net assets resulting from operations	(137,176)	(16,193,620)	1,237,222	(20,758,628)

Distributions to Shareholders
From earnings	(2,906,160)	(2,951,390)	(3,481,310)	(3,278,595)

Capital Share Transactions
Proceeds from shares sold	61,139,815	35,965,410	12,369,434	139,499,410
Payments for shares redeemed	—	(25,964,990)	(12,379,215)	(2,770,640)
Other capital	3,508	886	9,847	91,811
Net increase (decrease) in net assets from capital share transactions	61,143,323	10,001,306	66	136,820,581

Net increase (decrease) in net assets	58,099,987	(9,143,704)	(2,244,022)	112,783,358

Net Assets
Beginning of period	143,684,749	152,828,453	276,446,264	163,662,906
End of period	$201,784,736	$143,684,749	$274,202,242	$276,446,264

Transactions in Shares of the Funds
Sold	1,350,000	700,000	250,000	2,650,000
Redeemed	—	(500,000)	(250,000)	(50,000)
Net increase (decrease) in shares of the funds	1,350,000	200,000	—	2,600,000
See Notes to Financial Statements.
85

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Emerging Markets Bond ETF		Multisector Income ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$760,167	$1,262,646	$3,093,642	$3,980,476
Net realized gain (loss)	(1,593,521)	(3,320,814)	(5,300,969)	(6,698,401)
Change in net unrealized appreciation (depreciation)	1,136,504	(3,886,552)	2,862,029	(9,166,249)
Net increase (decrease) in net assets resulting from operations	303,150	(5,944,720)	654,702	(11,884,174)

Distributions to Shareholders
From earnings	(764,200)	(1,194,630)	(2,903,410)	(3,577,090)

Capital Share Transactions
Proceeds from shares sold	5,774,709	11,194,156	33,887,740	49,086,845
Payments for shares redeemed	—	—	—	(2,224,880)
Other capital	1,256	2,269	49,799	58,230
Net increase (decrease) in net assets from capital share transactions	5,775,965	11,196,425	33,937,539	46,920,195

Net increase (decrease) in net assets	5,314,915	4,057,075	31,688,831	31,458,931

Net Assets
Beginning of period	26,693,473	22,636,398	114,362,689	82,903,758
End of period	$32,008,388	$26,693,473	$146,051,520	$114,362,689

Transactions in Shares of the Funds
Sold	150,000	250,000	800,000	1,000,000
Redeemed	—	—	—	(50,000)
Net increase (decrease) in shares of the funds	150,000	250,000	800,000	950,000

See Notes to Financial Statements.
86

SIX MONTHS ENDED FEBRUARY 28, 2023 (EXCEPT AS NOTED) (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2022
	Select High Yield ETF		Short Duration Strategic Income ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022(1)	February 28, 2023(2)
Operations
Net investment income (loss)	$712,369	$1,079,338	$565,543
Net realized gain (loss)	(474,910)	(882,135)	45,598
Change in net unrealized appreciation (depreciation)	449,157	(4,084,890)	176,834
Net increase (decrease) in net assets resulting from operations	686,616	(3,887,687)	787,975

Distributions to Shareholders
From earnings	(753,310)	(1,026,610)	(381,460)

Capital Share Transactions
Proceeds from shares sold	—	44,736,315	32,656,690
Payments for shares redeemed	(2,177,200)	(9,346,900)	—
Other capital	1,715	5,690	46,020
Net increase (decrease) in net assets from capital share transactions	(2,175,485)	35,395,105	32,702,710

Net increase (decrease) in net assets	(2,242,179)	30,480,808	33,109,225

Net Assets
Beginning of period	30,480,808	—	—
End of period	$28,238,629	$30,480,808	$33,109,225

Transactions in Shares of the Funds
Sold	—	900,000	650,000
Redeemed	(50,000)	(200,000)	—
Net increase (decrease) in shares of the funds	(50,000)	700,000	650,000
(1)November 16, 2021 (fund inception) through August 31, 2022.
(2)October 11, 2022 (fund inception) through February 28, 2023.

See Notes to Financial Statements.
87

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Diversified Corporate Bond ETF (Diversified Corporate Bond ETF), American Century Diversified Municipal Bond ETF (Diversified Municipal Bond ETF), American Century Emerging Markets Bond ETF (Emerging Markets Bond ETF), American Century Multisector Income ETF (Multisector Income ETF), American Century Select High Yield ETF (Select High Yield ETF) and American Century Short Duration Strategic Income ETF (Short Duration Strategic Income ETF) (collectively, the funds) are six funds in a series issued by the trust. Diversified Corporate Bond ETF’s investment objective is to seek to provide current income. Diversified Municipal Bond ETF’s investment objective is to seek current income that is exempt from federal income tax. Emerging Markets Bond ETF's investment objective is to seek to provide current income and capital appreciation. Multisector Income ETF's investment objective is to seek to provide a high level of current income and total return. Select High Yield ETF's investment objective is to seek to provide high current income. Short Duration Strategic Income ETF's investment objective is to seek income. As a secondary objective, Short Duration Strategic Income ETF seeks long-term capital appreciation. Shares of Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF and Select High Yield ETF are listed for trading on the NYSE Arca, Inc. Shares of Short Duration Strategic Income ETF are listed for trading on The Nasdaq Stock Market LLC. Select High Yield ETF incepted on November 16, 2021. Short Duration Strategic Income ETF incepted on October 11, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.
88

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
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Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Diversified Corporate Bond ETF
Corporate Bonds	$3,300,528	—	—	—	$3,300,528
Gross amount of recognized liabilities for securities lending transactions					$3,300,528

Emerging Markets Bond ETF
Corporate Bonds	$461,438	—	—	—	$461,438
Gross amount of recognized liabilities for securities lending transactions					$461,438

Multisector Income ETF
Corporate Bonds	$5,494,585	—	—	—	$5,494,585
Gross amount of recognized liabilities for securities lending transactions					$5,494,585

Select High Yield ETF
Corporate Bonds	$2,263,873	—	—	—	$2,263,873
Gross amount of recognized liabilities for securities lending transactions					$2,263,873
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 27%, 61%, 50% and 30% of the shares of Diversified Corporate Bond ETF, Emerging Markets Bond ETF, Multisector Income ETF and Short Duration Strategic Income ETF, respectively. ACIM owns 38% and 60% of the shares of Select High Yield ETF and Short Duration Strategic Income ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

ACIM has engaged Nomura Corporate Research and Asset Management Inc. (NCRAM) to serve as a subadvisor for Select High Yield ETF. NCRAM is responsible for making investment recommendations for the fund, subject to the oversight of the Board of Trustees and general supervision of the investment advisor and in accordance with the investment objective, polices and restrictions of the fund. ACIM pays all costs associated with retaining NCRAM as the subadvisor of the fund. A subsidiary of NCRAM’s parent company indirectly owns a non-controlling equity interest in ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Diversified Corporate Bond ETF	0.29%
Diversified Municipal Bond ETF	0.29%
Emerging Markets Bond ETF	0.39%
Multisector Income ETF	0.35%
Select High Yield ETF	0.45%
Short Duration Strategic Income ETF	0.32%

Other Expenses — Emerging Markets Bond ETF's other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses. The impact of other expenses to the annualized ratio of operating expenses to average net assets was 0.02% for the period ended February 28, 2023.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Purchases of U.S. Treasury and Government Agency obligations	$4,191,606	—	—
Purchases of other investment securities	$112,739,260	$60,936,633	$8,952,970
Total Purchases	$116,930,866	$60,936,633	$8,952,970

Sales of U.S. Treasury and Government Agency obligations	$3,890,184	—	$172,945
Sales of other investment securities	$113,220,598	$53,278,600	$9,936,079
Total Sales	$117,110,782	$53,278,600	$10,109,024

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	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF(1)
Purchases of U.S. Treasury and Government Agency obligations	$33,130,214	—	$5,402,872
Purchases of other investment securities	$71,715,169	$2,135,752	$21,739,169
Total Purchases	$104,845,383	$2,135,752	$27,142,041

Sales of U.S. Treasury and Government Agency obligations	$49,254,772	—	$10,289,733
Sales of other investment securities	$52,979,164	$2,624,231	$9,430,336
Total Sales	$102,233,936	$2,624,231	$19,720,069
(1)October 11, 2022 (fund inception) through February 28, 2023.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Diversified Corporate Bond ETF	$59,033,269	—	—
Diversified Municipal Bond ETF	$7,036,459	$12,047,518	$(1,165,665)
Emerging Markets Bond ETF	$5,373,595	—	—
Multisector Income ETF	$19,379,473	—	—
Select High Yield ETF	—	$1,664,716	$(214,422)
Short Duration Strategic Income ETF(1)	$20,227,700	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)October 11, 2022 (fund inception) through February 28, 2023.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

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The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Diversified Corporate Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$193,833,697	—
U.S. Treasury Securities	—	3,163,286	—
Municipal Securities	—	419,210	—
Short-Term Investments	$5,888,228	—	—
	$5,888,228	$197,416,193	—
Other Financial Instruments
Futures Contracts	$2,714	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,261	—	—

Diversified Municipal Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$267,091,546	—
Short-Term Investments	$4,811,462	—	—
	$4,811,462	$267,091,546	—

Emerging Markets Bond ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Sovereign Governments and Agencies	—	$13,607,090	—
Corporate Bonds	—	12,700,410	—
U.S. Treasury Securities	—	1,474,215	—
Preferred Stocks	—	216,534	—
Short-Term Investments	$3,640,065	—	—
	$3,640,065	$27,998,249	—
Other Financial Instruments
Futures Contracts	$2,002	—	—
Swap Agreements	—	$108,484	—
	$2,002	$108,484	—

Liabilities
Other Financial Instruments
Futures Contracts	$2,187	—	—

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Multisector Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$69,085,793	—
U.S. Treasury Securities	—	19,081,269	—
Asset-Backed Securities	—	15,333,089	—
Collateralized Loan Obligations	—	10,607,823	—
Collateralized Mortgage Obligations	—	8,126,442	—
Commercial Mortgage-Backed Securities	—	5,789,111	—
Bank Loan Obligations	—	2,571,721	—
Sovereign Governments and Agencies	—	2,530,093	—
Preferred Stocks	—	1,987,575	—
Short-Term Investments	$11,273,723	4,392,512	—
	$11,273,723	$139,505,428	—
Other Financial Instruments
Futures Contracts	$19,948	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$20,298	—	—
Swap Agreements	—	$74,091	—
	$20,298	$74,091	—

Select High Yield ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$26,567,443	—
Preferred Stocks	—	181,354	—
Short-Term Investments	$3,317,761	—	—
	$3,317,761	$26,748,797	—

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Short Duration Strategic Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$15,784,903	—
Asset-Backed Securities	—	3,152,289	—
Collateralized Loan Obligations	—	2,935,737	—
Collateralized Mortgage Obligations	—	1,993,929	—
U.S. Treasury Securities	—	1,453,794	—
Commercial Mortgage-Backed Securities	—	1,375,682	—
Bank Loan Obligations	—	608,572	—
Sovereign Governments and Agencies	—	353,903	—
Preferred Stocks	—	103,693	—
Short-Term Investments	$1,333,951	4,685,346	—
	$1,333,951	$32,447,848	—
Other Financial Instruments
Futures Contracts	$39	—	—

Liabilities
Other Financial Instruments
Futures Contracts	$11,030	—	—
Swap Agreements	—	$30,658	—
	$11,030	$30,658	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The funds' average notional amount to credit risk derivative instruments held during the period were as follows:

Diversified Corporate Bond ETF	$1,897,000
Emerging Markets Bond ETF	$2,115,667
Multisector Income ETF	$3,033,010
Short Duration Strategic Income ETF	$1,200,000

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Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to interest rate risk derivative instruments held during the period were as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Diversified Corporate Bond ETF	$20,224,167	$13,645,356
Emerging Markets Bond ETF	$2,218,695	$2,150,146
Multisector Income ETF	$33,377,741	$2,232,662
Short Duration Strategic Income ETF	$2,308,498	$1,103,022

Value of Derivative Instruments as of February 28, 2023

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Diversified Corporate Bond ETF
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$17,146

Emerging Markets Bond ETF
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$268
Interest Rate Risk	Receivable for variation margin on futures contracts*	$102	Payable for variation margin on futures contracts*	—
		$102		$268

Multisector Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$4,988	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	14,803	Payable for variation margin on futures contracts*	—
		$19,791		—

Short Duration Strategic Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	$2,064	Payable for variation margin on swap agreements*	—
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$641
		$2,064		$641
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Diversified Corporate Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(65,494)	Change in net unrealized appreciation (depreciation) on swap agreements	$8,801
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(197,412)	Change in net unrealized appreciation (depreciation) on futures contracts	2,590
		$(262,906)		$11,391

Emerging Markets Bond ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$(15,950)	Change in net unrealized appreciation (depreciation) on swap agreements	$(47,362)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(72,510)	Change in net unrealized appreciation (depreciation) on futures contracts	1,284
		$(88,460)		$(46,078)

Multisector Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$6,971	Change in net unrealized appreciation (depreciation) on swap agreements	$(107,100)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(1,024,710)	Change in net unrealized appreciation (depreciation) on futures contracts	22,491
		$(1,017,739)		$(84,609)

Short Duration Strategic Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$4,886	Change in net unrealized appreciation (depreciation) on swap agreements	$(1,307)
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(55,108)	Change in net unrealized appreciation (depreciation) on futures contracts	(10,991)
		$(50,222)		$(12,298)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The funds may invest in instruments that have variable or floating coupon rates based on the London Interbank Offered Rate (LIBOR). LIBOR is a benchmark interest rate intended to be representative of the rate at which certain major international banks lend to one another over short-terms. Financial institutions have started the process of phasing out LIBOR and the transition process to a replacement rate may lead to increased volatility or illiquidity in markets for instruments that rely on LIBOR. This could result in a change to the value of such instruments or a change in the cost of temporary borrowing for the fund.

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There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

The funds may invest in high-yield and lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Diversified Corporate Bond ETF	Diversified Municipal Bond ETF	Emerging Markets Bond ETF
Federal tax cost of investments	$210,218,756	$282,441,965	$34,557,119
Gross tax appreciation of investments	$356,355	$1,230,086	$188,776
Gross tax depreciation of investments	(7,270,690)	(11,769,043)	(3,107,581)
Net tax appreciation (depreciation) of investments	$(6,914,335)	$(10,538,957)	$(2,918,805)

	Multisector Income ETF	Select High Yield ETF	Short Duration Strategic Income ETF
Federal tax cost of investments	$157,002,086	$33,702,291	$33,599,585
Gross tax appreciation of investments	$648,120	$26,584	$278,619
Gross tax depreciation of investments	(6,871,055)	(3,662,317)	(96,405)
Net tax appreciation (depreciation) of investments	$(6,222,935)	$(3,635,733)	$182,214

For Diversified Corporate Bond ETF, Diversified Municipal Bond ETF, Emerging Markets Bond ETF,
Multisector Income ETF and Short Duration Strategic Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Select High Yield ETF.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Diversified Corporate Bond ETF	$(8,275,499)	$(1,408,897)
Diversified Municipal Bond ETF	$(4,713,606)	$(1,176,877)
Emerging Markets Bond ETF	$(2,547,989)	$(561,292)
Multisector Income ETF	$(6,715,554)	—
Select High Yield ETF	$(466,310)	—
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Corporate Bond ETF
2023(4)	$46.35	0.89	(1.08)	(0.19)	(0.82)	—	(0.82)	0.00(5)	$45.34	(0.39)%	0.29%(6)	3.95%(6)	72%	$201,785
2022	$52.70	1.08	(6.45)	(5.37)	(0.98)	—	(0.98)	0.00(5)	$46.35	(10.30)%	0.29%	2.18%	181%	$143,685
2021	$52.72	0.93	0.66	1.59	(1.39)	(0.22)	(1.61)	0.00(5)	$52.70	3.08%	0.29%	1.77%	182%	$152,828
2020	$51.38	1.28	1.47	2.75	(1.40)	(0.03)	(1.43)	0.02	$52.72	5.48%	0.29%	2.50%	174%	$121,260
2019	$48.77	1.67	2.45	4.12	(1.54)	—	(1.54)	0.03	$51.38	8.70%	0.39%	3.37%	35%	$64,334
2018(7)	$50.00	0.96	(1.41)	(0.45)	(0.82)	—	(0.82)	0.04	$48.77	(0.77)%	0.45%(6)	3.09%(6)	38%	$12,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Diversified Municipal Bond ETF
2023(4)	$49.81	0.65	(0.43)	0.22	(0.62)	0.00(5)	$49.41	0.44%	0.29%(6)	2.66%(6)	20%	$274,202
2022	$55.48	0.89	(5.76)	(4.87)	(0.82)	0.02	$49.81	(8.82)%	0.29%	1.70%	46%	$276,446
2021	$53.61	1.00	1.83	2.83	(1.05)	0.09	$55.48	5.50%	0.29%	1.82%	14%	$163,663
2020	$53.37	1.19	0.11	1.30	(1.15)	0.09	$53.61	2.66%	0.29%	2.26%	23%	$67,018
2019(7)	$50.00	1.36	3.16	4.52	(1.25)	0.10	$53.37	9.42%	0.29%(6)	2.74%(6)	19%	$26,684

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Emerging Markets Bond ETF
2023(4)	$38.13	1.04	(0.44)	0.60	(1.07)	0.00(5)	$37.66	1.63%	0.41%(6)	5.61%(6)	38%	$32,008
2022	$50.30	2.13	(12.25)	(10.12)	(2.05)	0.00(5)	$38.13	(20.60)%	0.39%	4.87%	64%	$26,693
2021(7)	$50.00	0.36	0.11	0.47	(0.17)	0.00(5)	$50.30	0.95%	0.39%(6)	4.14%(6)	7%	$22,636

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Multisector Income ETF
2023(4)	$43.99	1.04	(1.07)	(0.03)	(1.02)	0.02	$42.96	(0.01)%	0.35%(5)	4.88%(5)	83%	$146,052
2022	$50.24	1.67	(6.41)	(4.74)	(1.53)	0.02	$43.99	(9.60)%	0.35%	3.55%	147%	$114,363
2021(6)	$50.00	0.27	0.02	0.29	(0.13)	0.08	$50.24	0.75%	0.35%(5)	3.08%(5)	75%	$82,904

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Select High Yield ETF
2023(4)	$43.54	1.09	(0.05)	1.04	(1.14)	0.00(5)	$43.44	2.44%	0.45%(6)	5.09%(6)	8%	$28,239
2022(7)	$50.00	1.58	(6.54)	(4.96)	(1.51)	0.01	$43.54	(10.04)%	0.45%(6)	4.32%(6)	12%	$30,481

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)November 16, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Short Duration Strategic Income ETF
2023(4)	$50.00	1.01	0.50	1.51	(0.65)	0.08	$50.94	3.19%	0.32%(5)	5.17%(5)	80%	$33,109

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)October 11, 2022 (fund inception) through February 28, 2023 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

Approval of Management Agreement
American Century Short Duration Strategic Income ETF

At a meeting held on June 2, 2022, the Fund's Board of Trustees (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the American Century Short Duration Strategic Income ETF (the "New Fund").
Under Section 15 of the of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees and, after a period two years from execution, to be evaluated on an annual basis.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund's characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:
•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.
Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund was anticipated to be below the median of the total expense ratios of it's respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.
105

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.
106

Notes

107

Notes

108

Contact Us	americancenturyetfs.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-ACI-ETFS
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96947 2304

Semiannual Report

February 28, 2023

American Century® Focused Dynamic Growth ETF (FDG)
American Century® Focused Large Cap Value ETF (FLV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The funds utilize the ActiveShares® methodology licensed from Precidian Investments, LLC (Precidian). Precidian’s products and services are protected by domestic and international intellectual property protections, including, without limitation, the following issued patents and pending patent applications: 7813987, 8285624, 7925562, 13011746, 14528658, 14208966, 16196560.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2023

Focused Dynamic Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.4%
Short-Term Investments	1.6%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
IT Services	13.1%
Biotechnology	10.9%
Software	10.4%
Internet and Direct Marketing Retail	7.5%
Interactive Media and Services	7.3%

3

Fund Characteristics

FEBRUARY 28, 2023

Focused Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Short-Term Investments	1.1%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Health Care Equipment and Supplies	9.7%
Insurance	9.4%
Household Products	8.3%
Oil, Gas and Consumable Fuels	7.5%
Pharmaceuticals	7.1%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses  for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Focused Dynamic Growth ETF
Actual	$1,000	$962.50	$2.19	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Focused Large Cap Value ETF
Actual	$1,000	$1,066.20	$2.15	0.42%
Hypothetical	$1,000	$1,022.71	$2.11	0.42%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Focused Dynamic Growth ETF
	Shares	Value
COMMON STOCKS — 98.4%
Aerospace and Defense — 0.8%
Rocket Lab USA, Inc.(1)(2)	210,518	$947,331
Automobiles — 7.2%
Tesla, Inc.(1)	44,457	9,145,249
Beverages — 6.0%
Boston Beer Co., Inc., Class A(1)	5,288	1,712,255
Constellation Brands, Inc., Class A	26,586	5,947,288
		7,659,543
Biotechnology — 10.9%
Alnylam Pharmaceuticals, Inc.(1)	18,195	3,483,433
Argenx SE, ADR(1)	7,120	2,606,062
Ascendis Pharma A/S, ADR(1)	12,322	1,368,851
Blueprint Medicines Corp.(1)	14,694	622,585
Regeneron Pharmaceuticals, Inc.(1)	7,503	5,705,431
		13,786,362
Capital Markets — 3.4%
Intercontinental Exchange, Inc.	26,021	2,648,938
S&P Global, Inc.	4,973	1,696,787
		4,345,725
Electronic Equipment, Instruments and Components — 2.8%
Cognex Corp.	32,544	1,543,237
Keysight Technologies, Inc.(1)	12,394	1,982,544
		3,525,781
Energy Equipment and Services — 1.6%
Cactus, Inc., Class A	45,312	2,082,086
Entertainment — 1.8%
Netflix, Inc.(1)	6,974	2,246,535
Health Care Equipment and Supplies — 4.0%
Intuitive Surgical, Inc.(1)	16,407	3,763,602
Silk Road Medical, Inc.(1)	25,722	1,363,009
		5,126,611
Hotels, Restaurants and Leisure — 2.9%
Chipotle Mexican Grill, Inc.(1)	2,464	3,674,021
Interactive Media and Services — 7.3%
Alphabet, Inc., Class C(1)	102,992	9,300,178
Internet and Direct Marketing Retail — 7.5%
Amazon.com, Inc.(1)	101,616	9,575,276
IT Services — 13.1%
Block, Inc.(1)	32,600	2,501,398
Mastercard, Inc., Class A	15,925	5,657,993
Okta, Inc.(1)	36,138	2,576,278
Visa, Inc., Class A	26,971	5,932,002
		16,667,671
Machinery — 7.3%
Graco, Inc.	47,988	3,337,086
6

Focused Dynamic Growth ETF
	Shares	Value
Westinghouse Air Brake Technologies Corp.	56,916	$5,938,046
		9,275,132
Professional Services — 1.2%
Verisk Analytics, Inc.	8,928	1,527,670
Semiconductors and Semiconductor Equipment — 6.9%
Monolithic Power Systems, Inc.	5,295	2,564,316
NVIDIA Corp.	26,470	6,145,275
		8,709,591
Software — 10.4%
Bill.com Holdings, Inc.(1)	18,011	1,524,271
Cadence Design Systems, Inc.(1)	10,615	2,048,058
DocuSign, Inc.(1)	28,626	1,756,205
HubSpot, Inc.(1)	1,638	633,677
Paylocity Holding Corp.(1)	23,307	4,489,161
Salesforce, Inc.(1)	16,572	2,711,345
		13,162,717
Textiles, Apparel and Luxury Goods — 3.3%
NIKE, Inc., Class B	35,589	4,227,617
TOTAL COMMON STOCKS (Cost $126,842,445)		124,985,096
SHORT-TERM INVESTMENTS — 1.6%
Money Market Funds — 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,030,352)	2,030,352	2,030,352
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $128,872,797)		127,015,448
OTHER ASSETS AND LIABILITIES†		(2,803)
TOTAL NET ASSETS — 100.0%		$127,012,645

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $644,706. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $672,929, all of which is securities collateral.

See Notes to Financial Statements.
7

FEBRUARY 28, 2023 (UNAUDITED)

Focused Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 3.7%
Raytheon Technologies Corp.	83,913	$8,231,026
Airlines — 1.0%
Southwest Airlines Co.	68,995	2,316,852
Banks — 5.7%
JPMorgan Chase & Co.	58,124	8,332,075
Truist Financial Corp.	93,763	4,402,173
		12,734,248
Capital Markets — 4.4%
Bank of New York Mellon Corp.	140,360	7,141,517
BlackRock, Inc.	3,936	2,713,596
		9,855,113
Communications Equipment — 3.8%
Cisco Systems, Inc.	98,079	4,748,985
F5, Inc.(1)	26,676	3,814,135
		8,563,120
Containers and Packaging — 2.7%
Packaging Corp. of America	26,933	3,682,280
Sonoco Products Co.	40,848	2,412,483
		6,094,763
Diversified Financial Services — 3.9%
Berkshire Hathaway, Inc., Class B(1)	28,896	8,818,481
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	343,648	6,498,384
Electric Utilities — 3.7%
Duke Energy Corp.	88,935	8,383,013
Electrical Equipment — 4.5%
ABB Ltd., ADR(2)	55,953	1,863,235
Emerson Electric Co.	56,070	4,637,550
nVent Electric PLC	78,531	3,599,861
		10,100,646
Electronic Equipment, Instruments and Components — 1.3%
TE Connectivity Ltd.	23,153	2,947,840
Entertainment — 1.7%
Walt Disney Co.(1)	37,903	3,775,518
Equity Real Estate Investment Trusts (REITs) — 1.9%
Public Storage	14,247	4,259,141
Food and Staples Retailing — 2.4%
Sysco Corp.	35,077	2,615,692
Walmart, Inc.	19,753	2,807,494
		5,423,186
Food Products — 3.7%
Conagra Brands, Inc.	110,536	4,024,616
Mondelez International, Inc., Class A	64,913	4,231,029
		8,255,645
Gas Utilities — 2.9%
Atmos Energy Corp.	56,711	6,397,568
Health Care Equipment and Supplies — 9.7%
Becton Dickinson & Co.	9,800	2,298,590
8

Focused Large Cap Value ETF
	Shares	Value
Medtronic PLC	134,055	$11,099,754
Zimmer Biomet Holdings, Inc.	66,981	8,296,936
		21,695,280
Health Care Providers and Services — 3.0%
Henry Schein, Inc.(1)	47,555	3,724,032
Quest Diagnostics, Inc.	22,470	3,108,949
		6,832,981
Household Products — 8.3%
Colgate-Palmolive Co.	65,583	4,807,234
Kimberly-Clark Corp.	44,619	5,579,606
Procter & Gamble Co.	59,750	8,219,210
		18,606,050
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	4,192	802,684
Insurance — 9.4%
Aflac, Inc.	56,754	3,867,785
Allstate Corp.	48,034	6,185,819
Marsh & McLennan Cos., Inc.	31,623	5,127,353
Reinsurance Group of America, Inc.	40,310	5,823,586
		21,004,543
Machinery — 1.0%
Oshkosh Corp.	25,580	2,281,480
Oil, Gas and Consumable Fuels — 7.5%
Exxon Mobil Corp.	77,046	8,468,126
TotalEnergies SE, ADR	135,455	8,386,019
		16,854,145
Pharmaceuticals — 7.1%
Johnson & Johnson	76,222	11,681,783
Novartis AG, ADR	50,048	4,210,038
		15,891,821
Semiconductors and Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	14,155	2,426,875
Software — 1.0%
Microsoft Corp.	8,927	2,226,572
TOTAL COMMON STOCKS (Cost $203,775,422)		221,276,975
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,362,856)	2,362,856	2,362,856
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $206,138,278)		223,639,831
OTHER ASSETS AND LIABILITIES — 0.2%		501,876
TOTAL NET ASSETS — 100.0%		$224,141,707

9

Focused Large Cap Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,191,774. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,226,879, all of which is securities collateral.

See Notes to Financial Statements.
10

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Assets
Investment securities, at value (cost of $128,872,797 and $206,138,278, respectively) — including $644,706 and $1,191,774, respectively of securities on loan	$127,015,448	$223,639,831
Receivable for investments sold	—	831,083
Dividends and interest receivable	42,629	687,772
Securities lending receivable	125	714
	127,058,202	225,159,400

Liabilities
Payable for investments purchased	—	944,104
Accrued management fees	45,557	73,589
	45,557	1,017,693

Net Assets	$127,012,645	$224,141,707

Shares outstanding (unlimited number of shares authorized)	2,285,000	3,840,000

Net Asset Value Per Share	$55.59	$58.37

Net Assets Consist of:
Capital paid in	$154,091,390	$204,359,933
Distributable earnings (loss)	(27,078,745)	19,781,774
	$127,012,645	$224,141,707

See Notes to Financial Statements.
11

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $67,078, respectively)	$237,267	$2,866,658
Interest	44,467	41,469
Securities lending, net	414	3,855
	282,148	2,911,982

Expenses:
Management fees	283,969	460,812

Net investment income (loss)	(1,821)	2,451,170

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(5,430,239)	2,568,412
Change in net unrealized appreciation (depreciation) on investments	352,747	9,251,422

Net realized and unrealized gain (loss)	(5,077,492)	11,819,834

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,079,313)	$14,271,004

See Notes to Financial Statements.
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Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Focused Dynamic Growth ETF		Focused Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$(1,821)	$(325,018)	$2,451,170	$4,722,272
Net realized gain (loss)	(5,430,239)	(7,024,149)	2,568,412	18,521,090
Change in net unrealized appreciation (depreciation)	352,747	(69,246,962)	9,251,422	(33,742,584)
Net increase (decrease) in net assets resulting from operations	(5,079,313)	(76,596,129)	14,271,004	(10,499,222)

Distributions to Shareholders
From earnings	—	—	(8,567,054)	(9,716,163)

Capital Share Transactions
Proceeds from shares sold	4,342,895	43,427,709	15,450,593	25,226,721
Payments for shares redeemed	(12,585,142)	(57,885,327)	(10,783,110)	(55,367,369)
Other capital	1,301	1,646	1,053	1,808
Net increase (decrease) in net assets from capital share transactions	(8,240,946)	(14,455,972)	4,668,536	(30,138,840)

Net increase (decrease) in net assets	(13,320,259)	(91,052,101)	10,372,486	(50,354,225)

Net Assets
Beginning of period	140,332,904	231,385,005	213,769,221	264,123,446
End of period	$127,012,645	$140,332,904	$224,141,707	$213,769,221

Transactions in Shares of the Funds
Sold	80,000	585,000	265,000	420,000
Redeemed	(225,000)	(820,000)	(180,000)	(915,000)
Net increase (decrease) in shares of the funds	(145,000)	(235,000)	85,000	(495,000)

See Notes to Financial Statements.
13

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Focused Dynamic Growth ETF (Focused Dynamic Growth ETF) and American Century Focused Large Cap Value ETF (Focused Large Cap Value ETF) (collectively, the funds) are two funds in a series issued by the trust. Each fund's investment objective is to seek long-term capital growth. Shares of each fund are listed for trading on the Cboe BZX Exchange, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

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Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 41% and 31% of the shares of Focused Dynamic Growth ETF and Focused Large Cap Value ETF, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

15

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Focused Dynamic Growth ETF	0.45%
Focused Large Cap Value ETF	0.42%
Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Purchases	$18,265,889	$63,066,341
Sales	$20,669,497	$53,937,026

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Focused Dynamic Growth ETF	—	$6,196,114	$1,320,137
Focused Large Cap Value ETF	—	$10,546,722	$1,973,929
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

16

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Focused Dynamic Growth ETF	Focused Large Cap Value ETF
Federal tax cost of investments	$130,872,311	$206,231,775
Gross tax appreciation of investments	$14,024,139	$22,118,586
Gross tax depreciation of investments	(17,881,002)	(4,710,530)
Net tax appreciation (depreciation) of investments	$(3,856,863)	$17,408,056

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, Focused Dynamic Growth ETF had accumulated short-term capital losses of $(10,714,374) and accumulated long-term capital losses of $(7,768,132), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

As of August 31, 2022, Focused Dynamic Growth ETF had late-year ordinary loss deferrals of $(132,891), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
17

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Dynamic Growth ETF
2023(4)	$57.75	—(5)	(2.16)	(2.16)	—	0.00(5)	$55.59	(3.75)%	0.45%(6)	—%(6)(7)	14%	$127,013
2022	$86.82	(0.13)	(28.94)	(29.07)	—	0.00(5)	$57.75	(33.49)%	0.45%	(0.19)%	42%	$140,333
2021	$68.04	(0.13)	18.92	18.79	(0.01)	0.00(5)	$86.82	27.61%	0.45%	(0.17)%	28%	$231,385
2020(8)	$40.00	(0.04)	28.07	28.03	—	0.01	$68.04	70.11%	0.45%(6)	(0.16)%(6)	27%	$209,213

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)Ratio was less than 0.005%.
(8)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data											Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Focused Large Cap Value ETF
2023(4)	$56.93	0.65	3.10	3.75	(0.70)	(1.61)	(2.31)	0.00(5)	$58.37	6.62%	0.42%(6)	2.23%(6)	25%	$224,142
2022	$62.15	1.24	(3.89)	(2.65)	(1.23)	(1.34)	(2.57)	0.00(5)	$56.93	(4.41)%	0.42%	2.06%	22%	$213,769
2021	$48.95	1.14	13.01	14.15	(0.95)	—	(0.95)	0.00(5)	$62.15	29.19%	0.42%	2.00%	36%	$264,123
2020(7)	$40.00	0.41	8.59	9.00	(0.06)	—	(0.06)	0.01	$48.95	22.53%	0.42%(6)	2.10%(6)	73%	$82,723

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)March 31, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

20

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96953 2304

Semiannual Report

February 28, 2023

American Century® Mid Cap Growth Impact ETF (MID)
American Century® Sustainable Equity ETF (ESGA)
American Century® Sustainable Growth ETF (ESGY)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
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Fund Characteristics

FEBRUARY 28, 2023

Mid Cap Growth Impact ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	100.0%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.3)%

Top Five Industries	% of net assets
Software	18.5%
Semiconductors and Semiconductor Equipment	12.4%
Biotechnology	8.8%
Chemicals	8.0%
Hotels, Restaurants and Leisure	7.8%

3

Fund Characteristics

FEBRUARY 28, 2023

Sustainable Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	9.2%
Semiconductors and Semiconductor Equipment	6.1%
Health Care Providers and Services	4.9%
Interactive Media and Services	4.8%
Capital Markets	4.7%

4

Fund Characteristics

FEBRUARY 28, 2023

Sustainable Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Software	18.5%
Technology Hardware, Storage and Peripherals	9.8%
Semiconductors and Semiconductor Equipment	9.0%
IT Services	7.8%
Interactive Media and Services	5.8%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Mid Cap Growth Impact ETF
Actual	$1,000	$1,017.80	$2.25	0.45%
Hypothetical	$1,000	$1,022.56	$2.26	0.45%
Sustainable Equity ETF
Actual	$1,000	$1,027.30	$1.96	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Sustainable Growth ETF
Actual	$1,000	$998.00	$1.93	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Mid Cap Growth Impact ETF
	Shares	Value
COMMON STOCKS — 100.0%
Aerospace and Defense — 1.6%
CAE, Inc.(1)	23,627	$533,498
Auto Components — 5.4%
Aptiv PLC(1)	15,530	1,805,828
Biotechnology — 8.8%
Alnylam Pharmaceuticals, Inc.(1)	2,651	507,534
Cytokinetics, Inc.(1)	15,370	666,443
IVERIC bio, Inc.(1)	28,025	582,360
Sarepta Therapeutics, Inc.(1)	9,577	1,169,639
		2,925,976
Building Products — 4.3%
Trane Technologies PLC	7,676	1,419,830
Capital Markets — 4.1%
MSCI, Inc.	2,595	1,354,979
Chemicals — 8.0%
Albemarle Corp.	1,115	283,556
Avient Corp.	21,703	946,902
Element Solutions, Inc.	68,863	1,414,446
		2,644,904
Commercial Services and Supplies — 1.8%
Republic Services, Inc.	4,722	608,808
Electrical Equipment — 3.3%
Eaton Corp. PLC	5,296	926,429
Plug Power, Inc.(1)(2)	11,761	174,886
		1,101,315
Electronic Equipment, Instruments and Components — 4.9%
Keysight Technologies, Inc.(1)	10,177	1,627,913
Health Care Equipment and Supplies — 4.1%
DexCom, Inc.(1)	12,243	1,359,095
Health Care Technology — 0.3%
Veeva Systems, Inc., Class A(1)	571	94,592
Hotels, Restaurants and Leisure — 7.8%
Airbnb, Inc., Class A(1)	10,756	1,325,999
Chipotle Mexican Grill, Inc.(1)	847	1,262,945
		2,588,944
Life Sciences Tools and Services — 6.0%
Bio-Techne Corp.	11,420	829,549
IQVIA Holdings, Inc.(1)	5,508	1,148,253
		1,977,802
Oil, Gas and Consumable Fuels — 2.4%
Excelerate Energy, Inc., Class A	37,099	801,709
Pharmaceuticals — 3.2%
Catalent, Inc.(1)	15,341	1,046,563
Professional Services — 3.1%
Jacobs Solutions, Inc.	8,528	1,019,096
Semiconductors and Semiconductor Equipment — 12.4%
Enphase Energy, Inc.(1)	8,745	1,841,085
7

Mid Cap Growth Impact ETF
	Shares	Value
Marvell Technology, Inc.	24,760	$1,117,914
Monolithic Power Systems, Inc.	2,387	1,156,000
		4,114,999
Software — 18.5%
Cadence Design Systems, Inc.(1)	12,721	2,454,390
DocuSign, Inc.(1)	7,897	484,481
Manhattan Associates, Inc.(1)	11,598	1,667,212
Palo Alto Networks, Inc.(1)	8,113	1,528,246
		6,134,329
TOTAL COMMON STOCKS (Cost $32,673,916)		33,160,180
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	19,942	19,942
State Street Navigator Securities Lending Government Money Market Portfolio(3)	88,648	88,648
TOTAL SHORT-TERM INVESTMENTS (Cost $108,590)		108,590
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $32,782,506)		33,268,770
OTHER ASSETS AND LIABILITIES — (0.3)%		(100,478)
TOTAL NET ASSETS — 100.0%		$33,168,292

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $86,439. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $88,648.

See Notes to Financial Statements.
8

FEBRUARY 28, 2023 (UNAUDITED)

Sustainable Equity ETF
	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 1.3%
Lockheed Martin Corp.	3,022	$1,433,214
Air Freight and Logistics — 0.9%
United Parcel Service, Inc., Class B	5,693	1,038,916
Auto Components — 0.9%
Aptiv PLC(1)	8,869	1,031,287
Automobiles — 1.0%
Tesla, Inc.(1)	5,741	1,180,981
Banks — 3.9%
Bank of America Corp.	26,458	907,509
JPMorgan Chase & Co.	12,929	1,853,372
Regions Financial Corp.	70,281	1,638,953
		4,399,834
Beverages — 1.7%
PepsiCo, Inc.	11,150	1,934,859
Biotechnology — 2.5%
AbbVie, Inc.	9,133	1,405,569
Amgen, Inc.	3,391	785,559
Vertex Pharmaceuticals, Inc.(1)	1,980	574,774
		2,765,902
Building Products — 1.7%
Johnson Controls International PLC	21,034	1,319,252
Masco Corp.	10,802	566,349
		1,885,601
Capital Markets — 4.7%
Ameriprise Financial, Inc.	2,721	932,949
BlackRock, Inc.	1,569	1,081,716
Intercontinental Exchange, Inc.	5,573	567,331
Morgan Stanley	20,964	2,023,026
S&P Global, Inc.	1,932	659,199
		5,264,221
Chemicals — 2.5%
Air Products and Chemicals, Inc.	2,354	673,197
Ecolab, Inc.	3,116	496,597
Linde PLC	4,797	1,671,131
		2,840,925
Communications Equipment — 1.9%
Cisco Systems, Inc.	45,081	2,182,822
Consumer Finance — 0.6%
American Express Co.	3,827	665,860
Containers and Packaging — 0.6%
Ball Corp.	11,025	619,715
Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	36,762	1,426,733
Electric Utilities — 1.9%
NextEra Energy, Inc.	30,762	2,185,025
Electrical Equipment — 1.0%
Eaton Corp. PLC	5,550	970,862
Generac Holdings, Inc.(1)	1,318	158,173
		1,129,035
9

Sustainable Equity ETF
	Shares	Value
Electronic Equipment, Instruments and Components — 2.0%
CDW Corp.	5,995	$1,213,508
Keysight Technologies, Inc.(1)	6,348	1,015,426
		2,228,934
Energy Equipment and Services — 2.4%
Schlumberger Ltd.	50,358	2,679,549
Entertainment — 1.4%
Electronic Arts, Inc.	3,694	409,813
Liberty Media Corp.-Liberty Formula One, Class C(1)	4,190	284,375
Walt Disney Co.(1)	8,438	840,509
		1,534,697
Equity Real Estate Investment Trusts (REITs) — 2.7%
Prologis, Inc.	20,129	2,483,918
SBA Communications Corp.	2,145	556,306
		3,040,224
Food and Staples Retailing — 2.4%
Costco Wholesale Corp.	1,478	715,618
Kroger Co.	16,861	727,384
Sysco Corp.	16,685	1,244,200
		2,687,202
Food Products — 0.9%
Mondelez International, Inc., Class A	14,875	969,553
Vital Farms, Inc.(1)	4,051	65,464
		1,035,017
Health Care Equipment and Supplies — 0.3%
Medtronic PLC	1,894	156,823
ResMed, Inc.	1,061	225,993
		382,816
Health Care Providers and Services — 4.9%
Cigna Group	6,100	1,781,810
CVS Health Corp.	13,103	1,094,625
Humana, Inc.	1,218	602,934
UnitedHealth Group, Inc.	4,329	2,060,344
		5,539,713
Hotels, Restaurants and Leisure — 1.1%
Airbnb, Inc., Class A(1)	2,807	346,047
Booking Holdings, Inc.(1)	256	646,144
Chipotle Mexican Grill, Inc.(1)	170	253,484
		1,245,675
Household Products — 1.6%
Colgate-Palmolive Co.	6,559	480,774
Procter & Gamble Co.	9,187	1,263,764
		1,744,538
Industrial Conglomerates — 0.9%
Honeywell International, Inc.	5,220	999,526
Insurance — 2.3%
Marsh & McLennan Cos., Inc.	5,615	910,416
Prudential Financial, Inc.	8,295	829,500
Travelers Cos., Inc.	4,562	844,518
		2,584,434
Interactive Media and Services — 4.8%
Alphabet, Inc., Class A(1)	46,008	4,143,480
10

Sustainable Equity ETF
	Shares	Value
Meta Platforms, Inc., Class A(1)	7,369	$1,289,133
		5,432,613
Internet and Direct Marketing Retail — 2.0%
Amazon.com, Inc.(1)	24,189	2,279,329
IT Services — 4.2%
Accenture PLC, Class A	4,431	1,176,652
Mastercard, Inc., Class A	3,995	1,419,383
Visa, Inc., Class A	9,818	2,159,371
		4,755,406
Life Sciences Tools and Services — 2.9%
Agilent Technologies, Inc.	8,460	1,201,066
Danaher Corp.	3,390	839,127
Thermo Fisher Scientific, Inc.	2,182	1,182,120
		3,222,313
Machinery — 2.2%
Cummins, Inc.	4,029	979,369
Deere & Co.	1,210	507,281
Parker-Hannifin Corp.	1,381	485,905
Xylem, Inc.	5,325	546,611
		2,519,166
Multiline Retail — 0.5%
Target Corp.	3,215	541,727
Oil, Gas and Consumable Fuels — 2.1%
ConocoPhillips	23,360	2,414,256
Personal Products — 0.1%
Estee Lauder Cos., Inc., Class A	374	90,901
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	21,544	1,485,674
Eli Lilly & Co.	1,290	401,474
Merck & Co., Inc.	10,761	1,143,249
Novo Nordisk A/S, ADR	5,795	817,037
Zoetis, Inc.	5,696	951,232
		4,798,666
Road and Rail — 1.2%
Norfolk Southern Corp.	2,802	629,946
Uber Technologies, Inc.(1)	9,096	302,533
Union Pacific Corp.	1,793	371,653
		1,304,132
Semiconductors and Semiconductor Equipment — 6.1%
Advanced Micro Devices, Inc.(1)	9,872	775,742
Analog Devices, Inc.	7,664	1,406,114
Applied Materials, Inc.	11,747	1,364,414
ASML Holding NV, NY Shares	1,200	741,276
GLOBALFOUNDRIES, Inc.(1)	4,571	298,669
NVIDIA Corp.	9,866	2,290,491
		6,876,706
Software — 9.2%
Adobe, Inc.(1)	796	257,864
Cadence Design Systems, Inc.(1)	2,685	518,044
Microsoft Corp.	32,672	8,149,050
Salesforce, Inc.(1)	5,759	942,230
11

Sustainable Equity ETF
	Shares	Value
ServiceNow, Inc.(1)	661	$285,665
Workday, Inc., Class A(1)	1,330	246,675
		10,399,528
Specialty Retail — 3.1%
Home Depot, Inc.	6,391	1,895,187
TJX Cos., Inc.	14,942	1,144,557
Tractor Supply Co.	1,840	429,199
		3,468,943
Technology Hardware, Storage and Peripherals — 4.5%
Apple, Inc.	34,532	5,090,362
Textiles, Apparel and Luxury Goods — 0.9%
Deckers Outdoor Corp.(1)	1,310	545,419
NIKE, Inc., Class B	3,722	442,136
		987,555
TOTAL COMMON STOCKS (Cost $107,998,369)		111,868,858
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $526,322)	526,322	526,322
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $108,524,691)		112,395,180
OTHER ASSETS AND LIABILITIES — 0.1%		127,703
TOTAL NET ASSETS — 100.0%		$112,522,883

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
12

FEBRUARY 28, 2023 (UNAUDITED)

Sustainable Growth ETF
	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.6%
Lockheed Martin Corp.	89	$42,209
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., Class B	312	56,937
Auto Components — 1.1%
Aptiv PLC(1)	651	75,698
Automobiles — 2.3%
Tesla, Inc.(1)	784	161,277
Beverages — 3.0%
Coca-Cola Co.	1,398	83,195
PepsiCo, Inc.	693	120,256
		203,451
Biotechnology — 2.8%
AbbVie, Inc.	739	113,732
Vertex Pharmaceuticals, Inc.(1)	280	81,281
		195,013
Building Products — 3.2%
Johnson Controls International PLC	1,198	75,138
Masco Corp.	1,407	73,769
Trane Technologies PLC	312	57,711
Trex Co., Inc.(1)	229	11,709
		218,327
Capital Markets — 0.5%
S&P Global, Inc.	93	31,732
Chemicals — 1.5%
Linde PLC	291	101,376
Commercial Services and Supplies — 0.3%
Copart, Inc.(1)	279	19,658
Communications Equipment — 0.8%
Cisco Systems, Inc.	1,085	52,536
Distributors — 0.2%
Pool Corp.	47	16,773
Electrical Equipment — 0.2%
Eaton Corp. PLC	48	8,397
Generac Holdings, Inc.(1)	37	4,440
		12,837
Electronic Equipment, Instruments and Components — 1.3%
CDW Corp.	208	42,103
Keysight Technologies, Inc.(1)	315	50,388
		92,491
Energy Equipment and Services — 0.9%
Schlumberger Ltd.	1,197	63,692
Entertainment — 1.2%
Electronic Arts, Inc.	310	34,392
Walt Disney Co.(1)	476	47,414
		81,806
Equity Real Estate Investment Trusts (REITs) — 1.0%
Prologis, Inc.	395	48,743
SBA Communications Corp.	84	21,785
		70,528
13

Sustainable Growth ETF
	Shares	Value
Food and Staples Retailing — 0.2%
Kroger Co.	252	$10,871
Food Products — 0.6%
Mondelez International, Inc., Class A	596	38,847
Health Care Equipment and Supplies — 2.0%
DexCom, Inc.(1)	188	20,870
Edwards Lifesciences Corp.(1)	646	51,964
IDEXX Laboratories, Inc.(1)	91	43,065
Shockwave Medical, Inc.(1)	95	18,073
		133,972
Health Care Providers and Services — 3.9%
Cigna Group	229	66,891
Elevance Health, Inc.	43	20,196
UnitedHealth Group, Inc.	381	181,333
		268,420
Hotels, Restaurants and Leisure — 1.4%
Airbnb, Inc., Class A(1)	333	41,052
Booking Holdings, Inc.(1)	11	27,764
Chipotle Mexican Grill, Inc.(1)	17	25,349
		94,165
Household Products†
Procter & Gamble Co.	22	3,026
Interactive Media and Services — 5.8%
Alphabet, Inc., Class A(1)	4,124	371,407
Meta Platforms, Inc., Class A(1)	168	29,390
		400,797
Internet and Direct Marketing Retail — 4.4%
Amazon.com, Inc.(1)	2,949	277,884
eBay, Inc.	571	26,209
		304,093
IT Services — 7.8%
Accenture PLC, Class A	298	79,134
Automatic Data Processing, Inc.	189	41,546
Mastercard, Inc., Class A	550	195,409
Okta, Inc.(1)	302	21,530
Snowflake, Inc., Class A(1)	16	2,470
Visa, Inc., Class A	890	195,747
		535,836
Leisure Products — 0.1%
YETI Holdings, Inc.(1)	254	9,901
Life Sciences Tools and Services — 2.2%
Agilent Technologies, Inc.	397	56,362
Danaher Corp.	175	43,318
Illumina, Inc.(1)	133	26,494
West Pharmaceutical Services, Inc.	80	25,362
		151,536
Machinery — 1.5%
Deere & Co.	241	101,037
Multiline Retail — 0.4%
Nordstrom, Inc.	386	7,519
14

Sustainable Growth ETF
	Shares	Value
Target Corp.	119	$20,052
		27,571
Oil, Gas and Consumable Fuels — 0.5%
ConocoPhillips	335	34,622
Pharmaceuticals — 3.5%
Eli Lilly & Co.	250	77,805
Novo Nordisk A/S, ADR	761	107,293
Zoetis, Inc.	318	53,106
		238,204
Real Estate Management and Development — 0.6%
CBRE Group, Inc., Class A(1)	468	39,846
Road and Rail — 1.0%
Uber Technologies, Inc.(1)	1,221	40,611
Union Pacific Corp.	123	25,495
		66,106
Semiconductors and Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.(1)	938	73,708
Analog Devices, Inc.	110	20,182
Applied Materials, Inc.	562	65,276
ASML Holding NV, NY Shares	218	134,665
GLOBALFOUNDRIES, Inc.(1)	285	18,622
Lam Research Corp.	120	58,321
NVIDIA Corp.	1,069	248,179
		618,953
Software — 18.5%
Adobe, Inc.(1)	95	30,775
Cadence Design Systems, Inc.(1)	293	56,532
Crowdstrike Holdings, Inc., Class A(1)	175	21,121
Datadog, Inc., Class A(1)	187	14,309
Intuit, Inc.	149	60,670
Microsoft Corp.	3,539	882,697
PagerDuty, Inc.(1)	663	19,797
Salesforce, Inc.(1)	313	51,210
ServiceNow, Inc.(1)	154	66,554
Splunk, Inc.(1)	267	27,368
Workday, Inc., Class A(1)	200	37,094
		1,268,127
Specialty Retail — 3.8%
Home Depot, Inc.	402	119,209
TJX Cos., Inc.	1,135	86,941
Ulta Beauty, Inc.(1)	89	46,173
Williams-Sonoma, Inc.	67	8,370
		260,693
Technology Hardware, Storage and Peripherals — 9.8%
Apple, Inc.	4,574	674,253
Textiles, Apparel and Luxury Goods — 0.7%
Crocs, Inc.(1)	27	3,286
Deckers Outdoor Corp.(1)	106	44,133
		47,419
TOTAL COMMON STOCKS (Cost $7,383,142)		6,824,636
15

Sustainable Growth ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $35,260)	35,260	$35,260
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $7,418,402)		6,859,896
OTHER ASSETS AND LIABILITIES — 0.1%		4,058
TOTAL NET ASSETS — 100.0%		$6,863,954

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Assets
Investment securities, at value (cost of $32,693,858 and $108,524,691, respectively) — including $86,439 and $—, respectively of securities on loan	$33,180,122	$112,395,180
Investment made with cash collateral received for securities on loan, at value (cost of $88,648 and $—, respectively)	88,648	—
Total investment securities, at value (cost of $32,782,506 and $108,524,691, respectively)	33,268,770	112,395,180
Receivable for investments sold	409,288	—
Dividends and interest receivable	8,140	162,252
Securities lending receivable	13	—
	33,686,211	112,557,432

Liabilities
Payable for collateral received for securities on loan	88,648	—
Payable for investments purchased	417,867	—
Accrued management fees	11,404	34,549
	517,919	34,549

Net Assets	$33,168,292	$112,522,883

Shares outstanding (unlimited number of shares authorized)	740,000	2,260,000

Net Asset Value Per Share	$44.82	$49.79

Net Assets Consist of:
Capital paid in	$37,714,709	$114,379,422
Distributable earnings (loss)	(4,546,417)	(1,856,539)
	$33,168,292	$112,522,883

See Notes to Financial Statements.
17

FEBRUARY 28, 2023 (UNAUDITED)
Sustainable Growth ETF
Assets
Investment securities, at value (cost of $7,418,402)	$6,859,896
Dividends and interest receivable	6,167
6,866,063

Liabilities
Accrued management fees	2,109

Net Assets	$6,863,954

Shares outstanding (unlimited number of shares authorized)	200,000

Net Asset Value Per Share	$34.32

Net Assets Consist of:
Capital paid in	$8,043,589
Distributable earnings (loss)	(1,179,635)
$6,863,954

See Notes to Financial Statements.

18

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Mid Cap Growth Impact ETF	Sustainable Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $563, respectively)	$51,456	$905,677
Interest	5,626	6,263
Securities lending, net	114	—
	57,196	911,940

Expenses:
Management fees	60,460	208,433

Net investment income (loss)	(3,264)	703,507

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(2,146,833)	(1,389,098)
Change in net unrealized appreciation (depreciation) on investments	2,865,582	3,879,916

Net realized and unrealized gain (loss)	718,749	2,490,818

Net Increase (Decrease) in Net Assets Resulting from Operations	$715,485	$3,194,325

See Notes to Financial Statements.
19

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Sustainable Growth ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $90)	$29,270
Interest	283
29,553

Expenses:
Management fees	12,362

Net investment income (loss)	17,191

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(228,112)
Change in net unrealized appreciation (depreciation) on investments	200,057

Net realized and unrealized gain (loss)	(28,055)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(10,864)

See Notes to Financial Statements.
20

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Mid Cap Growth Impact ETF		Sustainable Equity ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$(3,264)	$(38,150)	$703,507	$1,288,438
Net realized gain (loss)	(2,146,833)	(1,116,341)	(1,389,098)	12,237,994
Change in net unrealized appreciation (depreciation)	2,865,582	(6,850,129)	3,879,916	(34,780,883)
Net increase (decrease) in net assets resulting from operations	715,485	(8,004,620)	3,194,325	(21,254,451)

Distributions to Shareholders
From earnings	—	—	(598,859)	(1,219,340)

Capital Share Transactions
Proceeds from shares sold	8,673,479	17,585,267	7,459,096	52,262,088
Payments for shares redeemed	—	(7,918,146)	(2,331,813)	(75,423,895)
Net increase (decrease) in net assets from capital share transactions	8,673,479	9,667,121	5,127,283	(23,161,807)

Net increase (decrease) in net assets	9,388,964	1,662,501	7,722,749	(45,635,598)

Net Assets
Beginning of period	23,779,328	22,116,827	104,800,134	150,435,732
End of period	$33,168,292	$23,779,328	$112,522,883	$104,800,134

Transactions in Shares of the Funds
Sold	200,000	340,000	160,000	940,000
Redeemed	—	(165,000)	(50,000)	(1,420,000)
Net increase (decrease) in shares of the funds	200,000	175,000	110,000	(480,000)

See Notes to Financial Statements.
21

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Sustainable Growth ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$17,191	$18,914
Net realized gain (loss)	(228,112)	(409,268)
Change in net unrealized appreciation (depreciation)	200,057	(1,158,774)
Net increase (decrease) in net assets resulting from operations	(10,864)	(1,549,128)

Distributions to Shareholders
From earnings	(18,525)	(13,482)

Capital Share Transactions
Proceeds from shares sold	340,530	2,444,496
Payments for shares redeemed	—	(372,643)
Net increase (decrease) in net assets from capital share transactions	340,530	2,071,853

Net increase (decrease) in net assets	311,141	509,243

Net Assets
Beginning of period	6,552,813	6,043,570
End of period	$6,863,954	$6,552,813

Transactions in Shares of the Funds
Sold	10,000	60,000
Redeemed	—	(10,000)
Net increase (decrease) in shares of the funds	10,000	50,000

See Notes to Financial Statements.
22

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Mid Cap Growth Impact ETF (Mid Cap Growth Impact ETF), American Century Sustainable Equity ETF (Sustainable Equity ETF) and American Century Sustainable Growth ETF (Sustainable Growth ETF) (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Mid Cap Growth Impact ETF and Sustainable Equity ETF is to seek long-term capital growth. Sustainable Growth ETF's investment objective is to seek capital appreciation. Shares of each fund are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

23

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

24

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Mid Cap Growth Impact ETF
Common Stocks	$88,648	—	—	—	$88,648
Gross amount of recognized liabilities for securities lending transactions					$88,648
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM owns 63% of the shares of Sustainable Growth ETF. Related parties do not invest in the fund for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Mid Cap Growth Impact ETF	0.45%
Sustainable Equity ETF	0.39%
Sustainable Growth ETF	0.39%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Purchases	$5,580,356	$8,951,059	$543,808
Sales	$4,619,180	$8,446,555	$554,282

25

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Mid Cap Growth Impact ETF	$8,407,626	—	—
Sustainable Equity ETF	$6,837,788	$2,288,147	$352,726
Sustainable Growth ETF	$334,109	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedules of Investments provide additional information on the funds' portfolio holdings.

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

26

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Mid Cap Growth Impact ETF	Sustainable Equity ETF	Sustainable Growth ETF
Federal tax cost of investments	$32,899,480	$108,970,889	$7,442,533
Gross tax appreciation of investments	$2,047,551	$10,566,689	$304,662
Gross tax depreciation of investments	(1,678,261)	(7,142,398)	(887,299)
Net tax appreciation (depreciation) of investments	$369,290	$3,424,291	$(582,637)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Mid Cap Growth Impact ETF	$(2,413,713)	$(339,568)
Sustainable Equity ETF	$(3,055,556)	$(1,152,907)
Sustainable Growth ETF	$(358,971)	$(14,933)

As of August 31, 2022, Mid Cap Growth Impact ETF had late-year ordinary loss deferrals of $(42,645), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.
27

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data							Ratios and Supplemental Data
		Income From Investment Operations:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Mid Cap Growth Impact ETF
2023(4)	$44.04	(0.01)	0.79	0.78	$44.82	1.78%	0.45%(5)	(0.02)%(5)	17%	$33,168
2022	$60.59	(0.08)	(16.47)	(16.55)	$44.04	(27.33)%	0.45%	(0.16)%	44%	$23,779
2021	$42.74	(0.11)	17.96	17.85	$60.59	41.78%	0.45%	(0.20)%	48%	$22,117
2020(6)	$38.45	(0.02)	4.31	4.29	$42.74	11.14%	0.45%(5)	(0.29)%(5)	2%	$6,411

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Equity ETF
2023(4)	$48.74	0.32	1.01	1.33	(0.28)	$49.79	2.73%	0.39%(5)	1.32%(5)	8%	$112,523
2022	$57.20	0.50	(8.49)	(7.99)	(0.47)	$48.74	(14.03)%	0.39%	0.93%	21%	$104,800
2021	$44.16	0.45	13.01	13.46	(0.42)	$57.20	30.65%	0.39%	0.91%	22%	$150,436
2020(6)	$39.59	0.06	4.51	4.57	—	$44.16	11.56%	0.39%(5)	1.13%(5)	10%	$84,794

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)July 13, 2020 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Sustainable Growth ETF
2023(4)	$34.49	0.09	(0.16)	(0.07)	(0.10)	$34.32	(0.20)%	0.39%(5)	0.54%(5)	8%	$6,864
2022	$43.17	0.12	(8.72)	(8.60)	(0.08)	$34.49	(19.93)%	0.39%	0.29%	29%	$6,553
2021(6)	$40.15	0.01	3.01	3.02	—	$43.17	7.52%	0.39%(5)	0.14%(5)	4%	$6,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)June 29, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

31

Notes

32

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96951 2304

Semiannual Report

February 28, 2023

American Century® Low Volatility ETF (LVOL)
American Century® Quality Convertible Securities ETF (QCON)
American Century® Quality Diversified International ETF (QINT)
American Century® Quality Preferred ETF (QPFF)
American Century® STOXX® U.S. Quality Growth ETF (QGRO)
American Century® STOXX® U.S. Quality Value ETF (VALQ)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

The STOXX® Index is the intellectual property (including registered trademarks) of STOXX Limited, Zurich, Switzerland ("STOXX"), Deutsche Börse Group or their licensors, which is used under license. The funds are neither sponsored nor promoted, distributed or in any other manner supported by STOXX, Deutsche Börse Group or their licensors, research partners or data providers and STOXX, Deutsche Börse Group and their licensors, research partners or data providers do not give any warranty, and exclude any liability (whether in negligence or otherwise) with respect thereto generally or specifically in relation to any errors, omissions or interruptions in the STOXX® Index or its data.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit americancenturyetfs.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments
2

Fund Characteristics

FEBRUARY 28, 2023

Low Volatility ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	0.5%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Insurance	10.3%
IT Services	8.1%
Health Care Equipment and Supplies	7.8%
Machinery	7.2%
Household Products	5.2%

3

Fund Characteristics

FEBRUARY 28, 2023

Quality Convertible Securities ETF
Types of Investments in Portfolio	% of net assets
Convertible Bonds	71.8%
Convertible Preferred Stocks	15.8%
Common Stocks	2.6%
Short-Term Investments	6.9%
Other Assets and Liabilities	2.9%

Top Five Industries	% of net assets
Software	12.8%
Health Care Equipment and Supplies	9.1%
Internet and Direct Marketing Retail	5.4%
IT Services	5.0%
Semiconductors and Semiconductor Equipment	4.8%
4

Fund Characteristics

FEBRUARY 28, 2023

Quality Diversified International ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.4%
Short-Term Investments	2.5%
Other Assets and Liabilities	(1.9)%

Top Five Countries	% of net assets
Japan	18.6%
United Kingdom	15.1%
France	11.8%
Canada	9.4%
Germany	7.3%
5

Fund Characteristics

FEBRUARY 28, 2023

Quality Preferred ETF
Types of Investments in Portfolio	% of net assets
Preferred Stocks	81.5%
Corporate Bonds	4.3%
Convertible Preferred Stocks	3.9%
Common Stocks	1.1%
Short-Term Investments	15.1%
Other Assets and Liabilities	(5.9)%

Top Five Industries	% of net assets
Banks	24.7%
Insurance	15.4%
Capital Markets	15.2%
Mortgage Real Estate Investment Trusts (REITs)	5.7%
Multi-Utilities	5.3%
6

Fund Characteristics

FEBRUARY 28, 2023

STOXX® U.S. Quality Growth ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.1)%

Top Five Industries	% of net assets
Software	18.4%
Hotels, Restaurants and Leisure	12.9%
Semiconductors and Semiconductor Equipment	10.4%
Specialty Retail	5.6%
IT Services	5.1%
7

Fund Characteristics

FEBRUARY 28, 2023

STOXX® U.S. Quality Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Short-Term Investments	1.0%
Other Assets and Liabilities	(0.6)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	7.8%
Equity Real Estate Investment Trusts (REITs)	6.9%
IT Services	6.0%
Health Care Providers and Services	5.4%
Electric Utilities	5.1%
8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Low Volatility ETF
Actual	$1,000	$1,040.70	$1.47	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
Quality Convertible Securities ETF
Actual	$1,000	$990.90	$1.58	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
Quality Diversified International ETF
Actual	$1,000	$1,119.10	$2.05	0.39%
Hypothetical	$1,000	$1,022.86	$1.96	0.39%
Quality Preferred ETF
Actual	$1,000	$1,031.70	$1.61	0.32%
Hypothetical	$1,000	$1,023.21	$1.61	0.32%
STOXX® U.S. Quality Growth ETF
Actual	$1,000	$1,025.40	$1.46	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
STOXX® U.S. Quality Value ETF
Actual	$1,000	$1,042.40	$1.47	0.29%
Hypothetical	$1,000	$1,023.36	$1.45	0.29%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
10

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Low Volatility ETF
	Shares	Value
COMMON STOCKS — 99.4%
Aerospace and Defense — 2.5%
General Dynamics Corp.	927	$211,273
Banks — 1.8%
First Republic Bank	393	48,343
U.S. Bancorp	2,147	102,476
		150,819
Beverages — 4.4%
Coca-Cola Co.	4,912	292,313
PepsiCo, Inc.	416	72,189
		364,502
Biotechnology — 1.0%
AbbVie, Inc.	257	39,552
Regeneron Pharmaceuticals, Inc.(1)	56	42,584
		82,136
Capital Markets — 3.6%
FactSet Research Systems, Inc.	184	76,277
Moody's Corp.	63	18,279
SEI Investments Co.	2,675	161,169
T. Rowe Price Group, Inc.	384	43,116
		298,841
Chemicals — 2.4%
Dow, Inc.	292	16,702
Linde PLC	522	181,849
LyondellBasell Industries NV, Class A	10	960
		199,511
Commercial Services and Supplies — 4.6%
Cintas Corp.	243	106,548
Republic Services, Inc.	1,096	141,308
Waste Management, Inc.	912	136,581
		384,437
Communications Equipment — 3.6%
Cisco Systems, Inc.	6,195	299,962
Diversified Financial Services — 1.1%
Berkshire Hathaway, Inc., Class B(1)	312	95,216
Diversified Telecommunication Services — 2.3%
Verizon Communications, Inc.	4,968	192,808
Electric Utilities — 0.3%
American Electric Power Co., Inc.	297	26,127
Electronic Equipment, Instruments and Components — 4.5%
Amphenol Corp., Class A	1,960	151,939
Keysight Technologies, Inc.(1)	311	49,747
TE Connectivity Ltd.	1,205	153,421
Zebra Technologies Corp., Class A(1)	71	21,318
		376,425
Entertainment — 0.3%
Walt Disney Co.(1)	260	25,899
11

Low Volatility ETF
	Shares	Value
Equity Real Estate Investment Trusts (REITs) — 3.6%
Mid-America Apartment Communities, Inc.	1,282	$205,248
National Retail Properties, Inc.	685	31,044
WP Carey, Inc.	827	67,120
		303,412
Food and Staples Retailing — 0.6%
Costco Wholesale Corp.	102	49,386
Food Products — 1.4%
Hershey Co.	100	23,832
Mondelez International, Inc., Class A	1,387	90,405
		114,237
Health Care Equipment and Supplies — 7.8%
Abbott Laboratories	2,363	240,364
Edwards Lifesciences Corp.(1)	832	66,926
Hologic, Inc.(1)	522	41,572
Medtronic PLC	2,593	214,701
Stryker Corp.	319	83,859
		647,422
Health Care Providers and Services — 0.2%
McKesson Corp.	55	19,240
Hotels, Restaurants and Leisure — 3.6%
Airbnb, Inc., Class A(1)	227	27,984
Caesars Entertainment, Inc.(1)	8	406
Expedia Group, Inc.(1)	188	20,486
McDonald's Corp.	738	194,766
Texas Roadhouse, Inc.	170	17,262
Yum! Brands, Inc.	274	34,842
		295,746
Household Products — 5.2%
Colgate-Palmolive Co.	2,369	173,647
Procter & Gamble Co.	1,880	258,613
		432,260
Industrial Conglomerates — 0.2%
Honeywell International, Inc.	108	20,680
Insurance — 10.3%
Arthur J Gallagher & Co.	263	49,273
Brown & Brown, Inc.	320	17,942
Chubb Ltd.	721	152,146
Hartford Financial Services Group, Inc.	1,515	118,594
Marsh & McLennan Cos., Inc.	1,450	235,103
Travelers Cos., Inc.	812	150,318
W R Berkley Corp.	1,981	131,122
		854,498
Interactive Media and Services — 1.2%
Alphabet, Inc., Class A(1)	637	57,368
Meta Platforms, Inc., Class A(1)	242	42,336
		99,704
Internet and Direct Marketing Retail — 1.0%
Amazon.com, Inc.(1)	622	58,611
eBay, Inc.	516	23,684
		82,295
12

Low Volatility ETF
	Shares	Value
IT Services — 8.1%
Accenture PLC, Class A	524	$139,148
Amdocs Ltd.	2,383	218,307
Cognizant Technology Solutions Corp., Class A	644	40,334
Fidelity National Information Services, Inc.	704	44,612
PayPal Holdings, Inc.(1)	642	47,251
SS&C Technologies Holdings, Inc.	850	49,895
Visa, Inc., Class A	624	137,243
		676,790
Machinery — 7.2%
Donaldson Co., Inc.	422	26,691
Dover Corp.	570	85,443
Fortive Corp.	633	42,196
Graco, Inc.	1,164	80,945
IDEX Corp.	117	26,323
Illinois Tool Works, Inc.	306	71,347
Nordson Corp.	1,049	230,402
Parker-Hannifin Corp.	100	35,185
		598,532
Media — 0.8%
Comcast Corp., Class A	1,861	69,173
Multi-Utilities — 0.3%
NiSource, Inc.	966	26,497
Oil, Gas and Consumable Fuels — 1.2%
Chevron Corp.	2	322
Exxon Mobil Corp.	909	99,908
		100,230
Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	775	53,444
Eli Lilly & Co.	43	13,382
Johnson & Johnson	1,371	210,120
Merck & Co., Inc.	689	73,199
Zoetis, Inc.	351	58,617
		408,762
Semiconductors and Semiconductor Equipment — 2.1%
Broadcom, Inc.	136	80,823
Marvell Technology, Inc.	537	24,246
NXP Semiconductors NV	224	39,979
Qorvo, Inc.(1)	265	26,736
		171,784
Software — 4.4%
Dolby Laboratories, Inc., Class A	1,156	95,115
Intuit, Inc.	127	51,712
Microsoft Corp.	676	168,608
Roper Technologies, Inc.	56	24,091
Salesforce, Inc.(1)	175	28,632
		368,158
Specialty Retail — 1.2%
Floor & Decor Holdings, Inc., Class A(1)	3	275
Home Depot, Inc.	129	38,254
13

Low Volatility ETF
	Shares	Value
Lowe's Cos., Inc.	283	$58,227
		96,756
Technology Hardware, Storage and Peripherals — 0.7%
Apple, Inc.	375	55,279
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., Class B	266	31,598
Trading Companies and Distributors — 0.6%
Fastenal Co.	516	26,605
SiteOne Landscape Supply, Inc.(1)	164	24,328
		50,933
TOTAL COMMON STOCKS (Cost $8,088,980)		8,281,328
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $42,006)	42,006	42,006
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $8,130,986)		8,323,334
OTHER ASSETS AND LIABILITIES — 0.1%		6,329
TOTAL NET ASSETS — 100.0%		$8,329,663

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
14

FEBRUARY 28, 2023 (UNAUDITED)

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
CONVERTIBLE BONDS — 71.8%
Air Freight and Logistics — 0.6%
Air Transport Services Group, Inc., 1.125%, 10/15/24	$120,000	$109,800
Airlines — 1.4%
American Airlines Group, Inc., 6.50%, 7/1/25	120,000	145,260
Southwest Airlines Co., 1.25%, 5/1/25(1)	122,000	139,476
		284,736
Auto Components — 0.4%
Patrick Industries, Inc., 1.75%, 12/1/28	92,000	84,928
Automobiles — 0.7%
Ford Motor Co., 0.00%, 3/15/26(2)	142,000	137,385
Beverages — 0.9%
MGP Ingredients, Inc., 1.875%, 11/15/41	149,000	179,324
Biotechnology — 3.3%
Guardant Health, Inc., 0.00%, 11/15/27(2)	176,000	120,912
Halozyme Therapeutics, Inc., 0.25%, 3/1/27	215,000	192,562
Illumina, Inc., 0.00%, 8/15/23(2)	94,000	91,886
Insmed, Inc., 0.75%, 6/1/28	138,000	119,953
Sarepta Therapeutics, Inc., 1.50%, 11/15/24	75,000	133,612
		658,925
Commercial Services and Supplies — 0.4%
Alarm.com Holdings, Inc., 0.00%, 1/15/26(2)	101,000	83,264
Communications Equipment — 0.8%
Viavi Solutions, Inc., 1.00%, 3/1/24	154,000	158,273
Consumer Finance — 1.8%
Block, Inc., 0.25%, 11/1/27	250,000	194,375
Shift4 Payments, Inc., 0.50%, 8/1/27	181,000	158,103
		352,478
Diversified Consumer Services — 0.4%
Stride, Inc., 1.125%, 9/1/27	76,000	77,781
Electric Utilities — 0.3%
NRG Energy, Inc., 2.75%, 6/1/48	63,000	63,032
Electronic Equipment, Instruments and Components — 0.7%
Vishay Intertechnology, Inc., 2.25%, 6/15/25	148,000	144,313
Entertainment — 1.4%
iQIYI, Inc., 4.00%, 12/15/26	120,000	106,080
Live Nation Entertainment, Inc., 3.125%, 1/15/29	66,000	65,505
Pandora Media LLC, 1.75%, 12/1/23	55,000	54,575
Snap, Inc., 0.75%, 8/1/26	65,000	57,955
		284,115
Equity Real Estate Investment Trusts (REITs) — 0.9%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	158,000	135,801
Summit Hotel Properties, Inc., 1.50%, 2/15/26	59,000	51,595
		187,396
Food and Staples Retailing — 0.4%
Chefs' Warehouse, Inc., 2.375%, 12/15/28(3)	75,000	74,942
Food Products — 0.8%
Post Holdings, Inc., 2.50%, 8/15/27(3)	150,000	155,895
Health Care Equipment and Supplies — 7.1%
CONMED Corp., 2.625%, 2/1/24	102,000	120,156
15

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Dexcom, Inc., 0.25%, 11/15/25	$244,000	$259,494
Envista Holdings Corp., 2.375%, 6/1/25	92,000	174,984
Exact Sciences Corp., 0.375%, 3/1/28	155,000	134,370
Haemonetics Corp., 0.00%, 3/1/26(2)	162,000	135,191
Insulet Corp., 0.375%, 9/1/26	203,000	271,309
Integra LifeSciences Holdings Corp., 0.50%, 8/15/25	194,000	186,919
Omnicell, Inc., 0.25%, 9/15/25	45,000	41,017
Revance Therapeutics, Inc., 1.75%, 2/15/27	70,000	90,090
		1,413,530
Hotels, Restaurants and Leisure — 2.7%
DraftKings Holdings, Inc., 0.00%, 3/15/28(2)	115,000	80,845
Expedia Group, Inc., 0.00%, 2/15/26(2)	88,000	77,970
Marriott Vacations Worldwide Corp., 0.00%, 1/15/26(2)	132,000	136,092
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	94,000	96,914
Royal Caribbean Cruises Ltd., 4.25%, 6/15/23	142,000	153,052
		544,873
Independent Power and Renewable Electricity Producers — 0.7%
Enphase Energy, Inc., 0.00%, 3/1/26(2)	141,000	143,397
Interactive Media and Services — 0.5%
Ziff Davis, Inc., 1.75%, 11/1/26(3)	98,000	96,334
Internet and Direct Marketing Retail — 5.4%
Airbnb, Inc., 0.00%, 3/15/26(2)	197,000	170,110
Booking Holdings, Inc., 0.75%, 5/1/25	168,000	242,763
Etsy, Inc., 0.25%, 6/15/28	222,000	186,275
Match Group Financeco 3, Inc., 2.00%, 1/15/30(3)	115,000	101,833
PDD Holdings, Inc., 0.00%, 12/1/25(2)	161,000	153,353
Perficient, Inc., 0.125%, 11/15/26	93,000	73,317
Sea Ltd., 0.25%, 9/15/26	190,000	144,495
		1,072,146
IT Services — 5.0%
Insight Enterprises, Inc., 0.75%, 2/15/25	121,000	238,794
KBR, Inc., 2.50%, 11/1/23	82,000	179,539
Palo Alto Networks, Inc., 0.375%, 6/1/25	191,000	365,287
Parsons Corp., 0.25%, 8/15/25	135,000	148,770
Wix.com Ltd., 0.00%, 8/15/25(2)	82,000	70,274
		1,002,664
Leisure Products — 0.4%
Topgolf Callaway Brands Corp., 2.75%, 5/1/26	52,000	75,953
Machinery — 1.0%
Chart Industries, Inc., 1.00%, 11/15/24	46,000	105,708
Middleby Corp., 1.00%, 9/1/25	77,000	99,869
		205,577
Media — 1.6%
Cable One, Inc., 1.125%, 3/15/28	130,000	94,965
Liberty Broadband Corp., 2.75%, 9/30/50(1)(3)	133,000	132,972
World Wrestling Entertainment, Inc., 3.375%, 12/15/23	29,000	97,904
		325,841
Metals and Mining — 1.0%
Ivanhoe Mines Ltd., 2.50%, 4/15/26(3)	74,000	94,745
MP Materials Corp., 0.25%, 4/1/26(3)	102,000	104,965
		199,710
16

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 1.4%
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	$152,000	$135,660
PennyMac Corp., 5.50%, 3/15/26	153,000	137,394
		273,054
Oil, Gas and Consumable Fuels — 2.1%
EQT Corp., 1.75%, 5/1/26	41,000	93,746
Pioneer Natural Resources Co., 0.25%, 5/15/25	161,000	328,762
		422,508
Pharmaceuticals — 3.4%
Ascendis Pharma A/S, 2.25%, 4/1/28(3)	193,000	191,842
Jazz Investments I Ltd., 2.00%, 6/15/26	276,000	300,495
Neurocrine Biosciences, Inc., 2.25%, 5/15/24	93,000	128,107
Pacira BioSciences, Inc., 0.75%, 8/1/25	57,000	53,331
		673,775
Professional Services — 1.0%
FTI Consulting, Inc., 2.00%, 8/15/23	108,000	196,938
Road and Rail — 0.9%
Uber Technologies, Inc., 0.00%, 12/15/25(2)	206,000	179,990
Semiconductors and Semiconductor Equipment — 4.8%
Impinj, Inc., 1.125%, 5/15/27	63,000	87,973
MACOM Technology Solutions Holdings, Inc., 0.25%, 3/15/26	198,000	205,227
Microchip Technology, Inc., 0.125%, 11/15/24(1)	165,000	183,562
ON Semiconductor Corp., 0.00%, 5/1/27(2)	93,000	144,615
Silicon Laboratories, Inc., 0.625%, 6/15/25	147,000	223,460
Wolfspeed, Inc., 0.25%, 2/15/28	117,000	103,253
		948,090
Software — 12.8%
Akamai Technologies, Inc., 0.375%, 9/1/27	261,000	232,942
Alteryx, Inc., 1.00%, 8/1/26	83,000	71,089
Bentley Systems, Inc., 0.125%, 1/15/26	238,000	220,388
Bills Holdings, Inc., 0.00%, 4/1/27(2)	225,000	176,175
Confluent, Inc., 0.00%, 1/15/27(2)	90,000	70,388
Datadog, Inc., 0.125%, 6/15/25	74,000	81,437
Dropbox, Inc., 0.00%, 3/1/28(2)	131,000	112,005
Envestnet, Inc., 2.625%, 12/1/27(3)	106,000	115,169
Five9, Inc., 0.50%, 6/1/25	70,000	63,000
Guidewire Software, Inc., 1.25%, 3/15/25	73,000	69,131
HubSpot, Inc., 0.375%, 6/1/25	89,000	130,563
InterDigital, Inc., 3.50%, 6/1/27(3)	74,000	82,288
MongoDB, Inc., 0.25%, 1/15/26	46,000	55,787
Okta, Inc., 0.375%, 6/15/26	164,000	138,088
Pegasystems, Inc., 0.75%, 3/1/25	99,000	87,417
Progress Software Corp., 1.00%, 4/15/26	264,000	288,420
Q2 Holdings, Inc., 0.75%, 6/1/26	93,000	79,050
Splunk, Inc., 1.125%, 9/15/25	139,000	136,637
Tyler Technologies, Inc., 0.25%, 3/15/26	124,000	116,002
Unity Software, Inc., 0.00%, 11/15/26(2)	91,000	69,570
Workiva, Inc., 1.125%, 8/15/26	121,000	154,819
		2,550,365
17

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Specialty Retail — 0.7%
Burlington Stores, Inc., 2.25%, 4/15/25(1)	$108,000	$127,643
Technology Hardware, Storage and Peripherals — 4.1%
CyberArk Software Ltd., 0.00%, 11/15/24(2)	110,000	122,189
Lumentum Holdings, Inc., 0.50%, 12/15/26	166,000	142,345
Lumentum Holdings, Inc., 0.50%, 6/15/28(3)	156,000	118,188
Rapid7, Inc., 0.25%, 3/15/27	138,000	122,091
Varonis Systems, Inc., 1.25%, 8/15/25	139,000	154,429
Western Digital Corp., 1.50%, 2/1/24	105,000	100,957
Zscaler, Inc., 0.125%, 7/1/25	51,000	56,840
		817,039
TOTAL CONVERTIBLE BONDS (Cost $15,417,563)		14,306,014
CONVERTIBLE PREFERRED STOCKS — 15.8%
Banks — 2.9%
Bank of America Corp., 7.25%	243	290,710
Wells Fargo & Co., 7.50%	238	285,204
		575,914
Capital Markets — 1.5%
AMG Capital Trust II, 5.15%, 10/15/37	2,481	129,508
KKR & Co., Inc., 6.00%, 9/15/23	2,571	173,331
		302,839
Electric Utilities — 3.3%
American Electric Power Co., Inc., 6.125%, 8/15/23	3,893	192,159
NextEra Energy, Inc., 6.22%, 9/1/23	6,150	285,206
PG&E Corp., 5.50%, 8/16/23	1,369	188,433
		665,798
Equity Real Estate Investment Trusts (REITs) — 0.6%
LXP Industrial Trust, 6.50%	2,363	116,921
Gas Utilities — 0.7%
Spire, Inc., 7.50%, 3/1/24	2,630	131,789
Health Care Equipment and Supplies — 2.0%
Becton Dickinson & Co., 6.00%, 6/1/23	3,974	192,222
Boston Scientific Corp., 5.50%, 6/1/23	1,768	200,796
		393,018
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp., 6.875%, 2/15/24	615	56,199
Life Sciences Tools and Services — 0.9%
Danaher Corp., 5.00%, 4/15/23(1)	144	182,278
Metals and Mining — 0.7%
ArcelorMittal SA, 5.50%, 5/18/23	2,053	146,974
Multi-Utilities — 0.9%
NiSource, Inc., 7.75%, 3/1/24	1,805	188,316
Wireless Telecommunication Services — 2.0%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23(3)	339	393,919
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $3,414,492)		3,153,965
COMMON STOCKS — 2.6%
Biotechnology — 0.3%
PTC Therapeutics, Inc.(4)	1,359	59,348
18

Quality Convertible Securities ETF
	Principal Amount/Shares	Value
Consumer Finance — 0.2%
Encore Capital Group, Inc.(4)	924	$47,752
Health Care Providers and Services — 1.3%
Elevance Health, Inc.	558	262,076
Hotels, Restaurants and Leisure — 0.8%
Bloomin' Brands, Inc.	5,856	152,842
TOTAL COMMON STOCKS (Cost $545,417)		522,018
SHORT-TERM INVESTMENTS — 6.9%
Money Market Funds — 6.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	920,593	920,593
State Street Navigator Securities Lending Government Money Market Portfolio(5)	458,313	458,313
TOTAL SHORT-TERM INVESTMENTS (Cost $1,378,906)		1,378,906
TOTAL INVESTMENT SECURITIES — 97.1% (Cost $20,756,378)		19,360,903
OTHER ASSETS AND LIABILITIES — 2.9%		579,419
TOTAL NET ASSETS — 100.0%		$19,940,322

NOTES TO SCHEDULE OF INVESTMENTS
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $448,896. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,663,092, which represented 8.3% of total net assets.
(4)Non-income producing.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $458,313.

See Notes to Financial Statements.
19

FEBRUARY 28, 2023 (UNAUDITED)

Quality Diversified International ETF
	Shares	Value
COMMON STOCKS — 99.4%
Australia — 4.2%
Allkem Ltd.(1)	25,736	$195,643
Aristocrat Leisure Ltd.	32,888	805,895
Aurizon Holdings Ltd.	95,561	212,350
BHP Group Ltd.	15,069	456,064
BlueScope Steel Ltd.	20,770	265,746
Brambles Ltd.	30,065	259,782
carsales.com Ltd.	13,545	206,060
Computershare Ltd.	13,078	217,528
CSL Ltd.	1,219	242,541
IDP Education Ltd.	10,984	211,235
IGO Ltd.	23,420	205,875
Incitec Pivot Ltd.	168,362	387,608
Lynas Rare Earths Ltd.(1)	40,484	222,338
Northern Star Resources Ltd.	35,226	245,854
Origin Energy Ltd.	54,272	291,138
Pilbara Minerals Ltd.(1)	78,884	219,816
Qantas Airways Ltd.(1)	58,347	250,951
REA Group Ltd.(2)	4,687	385,949
Sonic Healthcare Ltd.	31,999	692,238
South32 Ltd.	465,763	1,353,239
Treasury Wine Estates Ltd.	29,609	278,489
Whitehaven Coal Ltd.	67,077	324,928
WiseTech Global Ltd.	6,180	261,159
Woodside Energy Group Ltd.	8,382	203,096
		8,395,522
Austria — 1.1%
ANDRITZ AG	9,633	594,435
Erste Group Bank AG	8,943	351,040
OMV AG	12,378	602,901
Raiffeisen Bank International AG(1)	15,736	262,720
voestalpine AG	9,111	336,515
		2,147,611
Belgium — 0.8%
Ageas SA	25,589	1,154,807
D'ieteren Group	1,131	219,202
Solvay SA	2,514	287,169
		1,661,178
Canada — 9.4%
Alimentation Couche-Tard, Inc.	4,551	213,492
ARC Resources Ltd.(2)	17,438	189,907
Canadian National Railway Co.	1,639	186,674
Canadian Natural Resources Ltd.(2)	13,952	788,449
CGI, Inc.(1)	2,795	250,597
Constellation Software, Inc.	1,033	1,776,169
Descartes Systems Group, Inc.(1)	5,556	409,788
Dollarama, Inc.	12,879	743,952
Element Fleet Management Corp.(2)	31,319	447,349
Fairfax Financial Holdings Ltd.	1,652	1,154,971
20

Quality Diversified International ETF
	Shares	Value
George Weston Ltd.	6,102	$764,483
IGM Financial, Inc.(2)	8,434	256,636
Imperial Oil Ltd.(2)	10,072	498,175
Intact Financial Corp.	5,539	795,676
Loblaw Cos. Ltd.	3,701	316,287
Lumine Group, Inc.(1)	3,099	37,048
Lundin Mining Corp.(2)	39,725	247,171
Manulife Financial Corp.(2)	119,989	2,372,520
Metro, Inc.	3,605	187,238
Northland Power, Inc.	7,356	178,711
Nutrien Ltd.	5,538	430,746
Open Text Corp.	51,492	1,772,502
Pembina Pipeline Corp.(2)	5,679	186,456
Quebecor, Inc., Class B(2)	24,288	574,582
Restaurant Brands International, Inc.	3,684	237,725
Ritchie Bros Auctioneers, Inc.	8,029	491,134
Shaw Communications, Inc., B Shares	8,962	259,632
Stantec, Inc.(2)	5,673	329,529
Suncor Energy, Inc.	29,512	991,880
Teck Resources Ltd., Class B	6,490	259,081
TFI International, Inc.	2,324	283,598
Toromont Industries Ltd.	3,201	264,009
Tourmaline Oil Corp.	7,611	333,556
West Fraser Timber Co. Ltd.	3,129	235,048
Whitecap Resources, Inc.(2)	30,651	234,965
		18,699,736
China — 2.5%
Alibaba Health Information Technology Ltd.(1)	266,000	190,463
ANTA Sports Products Ltd.	71,800	948,135
Bosideng International Holdings Ltd.	526,000	291,784
BYD Co. Ltd., H Shares	19,000	510,801
COSCO SHIPPING Holdings Co. Ltd., Class H	242,500	251,527
CSPC Pharmaceutical Group Ltd.	100,000	107,430
JD Health International, Inc.(1)	35,800	250,609
Kanzhun Ltd., ADR(1)	6,408	129,121
Li Ning Co. Ltd.	64,500	550,359
Nongfu Spring Co. Ltd., H Shares	99,200	556,826
PDD Holdings, Inc., ADR(1)	6,800	596,564
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	60,000	246,197
Yadea Group Holdings Ltd.	148,000	317,636
		4,947,452
Denmark — 2.7%
AP Moller - Maersk A/S, B Shares	697	1,623,555
Genmab A/S(1)	2,166	814,955
Novo Nordisk A/S, B Shares	19,335	2,731,171
Pandora A/S	3,333	315,714
		5,485,395
Finland — 0.4%
Kesko Oyj, B Shares	11,543	250,666
Sampo Oyj, A Shares	10,109	492,108
		742,774
21

Quality Diversified International ETF
	Shares	Value
France — 11.8%
BNP Paribas SA	26,956	$1,884,525
Bouygues SA	8,001	270,727
Capgemini SE	2,558	479,717
Carrefour SA	14,400	284,680
Cie de Saint-Gobain	5,641	335,203
Danone SA	4,706	264,535
Dassault Systemes SE	5,721	220,774
Edenred	3,826	215,351
Eiffage SA	2,512	275,690
Engie SA	108,676	1,585,949
EssilorLuxottica SA	1,131	196,063
Getlink SE	12,664	212,690
Hermes International	1,180	2,135,956
Ipsen SA	6,028	688,751
Kering SA	938	549,969
La Francaise des Jeux SAEM	9,346	368,910
L'Oreal SA	4,882	1,929,722
LVMH Moet Hennessy Louis Vuitton SE	1,058	879,543
Orange SA	24,213	276,423
Pernod Ricard SA	3,959	825,892
Publicis Groupe SA	11,505	913,349
Rexel SA(1)	14,776	367,295
Sanofi	31,388	2,934,723
Sartorius Stedim Biotech	1,366	444,901
Sodexo SA	12,403	1,148,737
STMicroelectronics NV	30,333	1,453,106
Teleperformance	2,081	540,202
TotalEnergies SE	11,588	715,028
Veolia Environnement SA	9,622	287,162
Vinci SA	4,567	519,304
Vivendi SE	27,566	283,673
		23,488,550
Germany — 7.3%
Allianz SE	1,154	270,975
BASF SE	4,875	249,611
Bayerische Motoren Werke AG	2,734	282,054
BioNTech SE, ADR	4,472	581,584
Brenntag SE	3,931	296,095
Carl Zeiss Meditec AG, Bearer Shares	1,578	210,340
CTS Eventim AG & Co. KGaA(1)	3,682	241,637
Daimler Truck Holding AG(1)	6,397	202,619
Deutsche Bank AG	27,348	340,956
Deutsche Lufthansa AG(1)	30,889	320,033
Deutsche Post AG	20,273	857,364
Deutsche Telekom AG	112,058	2,514,923
Evonik Industries AG	12,631	269,693
Fresenius Medical Care AG & Co. KGaA	33,062	1,291,915
GEA Group AG	5,630	247,494
Hannover Rueck SE	1,459	283,336
HeidelbergCement AG	5,047	346,489
22

Quality Diversified International ETF
	Shares	Value
Henkel AG & Co. KGaA	31,414	$2,172,118
Mercedes-Benz Group AG	3,663	280,742
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	5,086	1,752,011
Nemetschek SE	4,310	244,075
Rational AG	339	224,856
SAP SE	2,260	256,761
Telefonica Deutschland Holding AG	103,372	313,572
VERBIO Vereinigte BioEnergie AG	2,673	134,095
Wacker Chemie AG	1,950	305,539
		14,490,887
Hong Kong — 0.2%
Atlas Corp.	15,660	240,538
SITC International Holdings Co. Ltd.	74,000	154,804
		395,342
Israel — 0.8%
Bank Hapoalim BM	21,978	183,829
ICL Group Ltd.	72,228	524,185
Israel Discount Bank Ltd., A Shares	35,792	169,779
Nice Ltd.(1)	1,106	229,898
Teva Pharmaceutical Industries Ltd.(1)	28,601	283,872
Tower Semiconductor Ltd.(1)	4,589	186,130
		1,577,693
Italy — 4.9%
Banco BPM SpA	100,013	435,972
CNH Industrial NV	33,773	553,619
Davide Campari-Milano NV	21,594	241,758
Eni SpA	77,373	1,092,818
Ferrari NV	8,110	2,104,109
Intesa Sanpaolo SpA	111,458	301,080
Leonardo SpA	30,860	346,228
Moncler SpA	4,091	249,371
Poste Italiane SpA	25,199	271,715
Prysmian SpA	6,378	245,202
Stellantis NV	108,507	1,898,252
Tenaris SA	24,257	399,079
UniCredit SpA	83,967	1,717,840
		9,857,043
Japan — 18.6%
Advantest Corp.(2)	3,200	253,660
AGC, Inc.	7,400	273,775
Aisin Corp.	9,000	246,632
Ajinomoto Co., Inc.	11,500	339,332
Asahi Intecc Co. Ltd.	13,100	223,041
Astellas Pharma, Inc.	16,000	224,681
Bandai Namco Holdings, Inc.	3,200	197,732
BayCurrent Consulting, Inc.	7,100	278,729
Canon, Inc.(2)	12,300	264,724
Capcom Co. Ltd.	7,200	226,587
Chugai Pharmaceutical Co. Ltd.	8,000	199,020
Dai Nippon Printing Co. Ltd.	12,000	321,717
Daifuku Co. Ltd.	4,100	223,590
23

Quality Diversified International ETF
	Shares	Value
Daiichi Sankyo Co. Ltd.	34,100	$1,074,025
Daito Trust Construction Co. Ltd.	1,900	178,978
Daiwa Securities Group, Inc.(2)	55,900	267,199
Dentsu Group, Inc.	7,700	246,928
Disco Corp.	700	219,493
Fast Retailing Co. Ltd.	1,200	236,899
Fujitsu Ltd.	1,800	231,171
Hamamatsu Photonics KK	4,600	225,725
Hirose Electric Co. Ltd.	3,500	427,924
Hitachi Ltd.	4,700	237,904
Honda Motor Co. Ltd.	18,700	486,259
Hoya Corp.	5,500	544,515
Ibiden Co. Ltd.	5,800	198,949
INPEX Corp.	59,700	625,918
Isuzu Motors Ltd.	35,100	419,740
ITOCHU Corp.(2)	16,400	490,207
Itochu Techno-Solutions Corp.	10,100	224,763
Japan Tobacco, Inc.	103,200	2,098,613
Kajima Corp.	21,900	261,727
Kao Corp.	6,200	230,962
Kawasaki Kisen Kaisha Ltd.(2)	13,100	313,721
Keyence Corp.	3,000	1,296,682
Koei Tecmo Holdings Co. Ltd.(2)	12,200	204,363
Komatsu Ltd.	20,700	495,256
Konami Group Corp.	5,300	233,770
Kose Corp.	2,100	237,418
Kyowa Kirin Co. Ltd.	9,100	194,744
M3, Inc.	6,900	164,546
Marubeni Corp.	120,200	1,534,480
Mazda Motor Corp.	31,100	278,253
MEIJI Holdings Co. Ltd.	5,100	233,558
Mitsubishi Corp.	17,000	577,508
Mitsubishi Electric Corp.	24,700	277,559
Mitsubishi HC Capital, Inc.	52,000	271,469
Mitsubishi Heavy Industries Ltd.	11,500	423,771
Mitsui & Co. Ltd.	20,500	575,350
MonotaRO Co. Ltd.	12,400	168,657
MS&AD Insurance Group Holdings, Inc.	8,300	271,610
Nihon M&A Center Holdings, Inc.(2)	15,700	130,901
Nintendo Co. Ltd.	4,900	183,442
NIPPON EXPRESS HOLDINGS, Inc.	4,200	234,297
Nippon Steel Corp.	15,500	346,390
Nissin Foods Holdings Co. Ltd.	2,800	233,185
NTT Data Corp.	16,200	224,769
Obayashi Corp.	37,500	277,388
Obic Co. Ltd.	1,400	205,113
Olympus Corp.	42,000	707,519
Ono Pharmaceutical Co. Ltd.	67,500	1,374,838
ORIX Corp.	15,400	276,014
Osaka Gas Co. Ltd.	16,000	259,893
Otsuka Corp.	8,400	283,165
24

Quality Diversified International ETF
	Shares	Value
Otsuka Holdings Co. Ltd.	8,200	$248,427
Pan Pacific International Holdings Corp.	26,200	478,903
Panasonic Holdings Corp.	28,000	244,497
Persol Holdings Co. Ltd.	10,100	202,287
Recruit Holdings Co. Ltd.	6,700	179,666
Renesas Electronics Corp.(1)	57,900	747,922
Ricoh Co. Ltd.	31,300	243,167
Rohm Co. Ltd.	3,200	246,440
SBI Holdings, Inc.(2)	53,400	1,151,052
SCSK Corp.	18,000	261,180
Secom Co. Ltd.	4,000	232,618
Seiko Epson Corp.(2)	35,900	494,978
Sekisui Chemical Co. Ltd.	32,600	437,042
Sekisui House Ltd.	13,200	249,919
Seven & i Holdings Co. Ltd.(2)	11,300	505,186
Shimadzu Corp.	6,900	199,265
Shimano, Inc.	1,200	186,600
Shin-Etsu Chemical Co. Ltd.	1,700	235,673
Sojitz Corp.	52,500	1,007,881
Square Enix Holdings Co. Ltd.	4,700	209,499
Subaru Corp.	26,700	427,767
SUMCO Corp.	50,000	689,921
Sumitomo Corp.	21,000	357,898
Sumitomo Mitsui Financial Group, Inc.	7,300	318,819
Suntory Beverage & Food Ltd.	7,300	256,077
Taisei Corp.	9,300	303,210
Takeda Pharmaceutical Co. Ltd.	8,400	258,924
TIS, Inc.	7,400	183,699
Tokyo Gas Co. Ltd.	24,900	480,257
Toppan, Inc.	15,900	287,543
Toyo Suisan Kaisha Ltd.	5,000	202,280
Trend Micro, Inc.	5,000	235,103
Yamato Holdings Co. Ltd.	14,800	249,983
Yokogawa Electric Corp.	11,300	168,769
ZOZO, Inc.	9,000	200,031
		37,073,231
Netherlands — 3.9%
ABN AMRO Bank NV, CVA	23,774	419,520
Adyen NV(1)	137	194,188
AerCap Holdings NV(1)	3,331	207,988
ASM International NV	1,680	572,655
ASML Holding NV	1,840	1,134,095
Coca-Cola Europacific Partners PLC	4,433	243,815
EXOR NV(1)	5,126	422,968
Heineken NV	2,272	231,581
ING Groep NV	20,407	285,598
JDE Peet's NV	6,786	199,760
Koninklijke Ahold Delhaize NV	44,643	1,417,499
OCI NV	16,460	546,763
Randstad NV	26,481	1,624,879
25

Quality Diversified International ETF
	Shares	Value
Wolters Kluwer NV	2,170	$251,216
		7,752,525
Norway — 1.3%
Aker BP ASA	18,946	508,522
Equinor ASA	34,411	1,053,436
Kongsberg Gruppen ASA	5,795	240,816
Norsk Hydro ASA	62,454	454,588
Telenor ASA	25,715	288,338
		2,545,700
Portugal — 0.4%
Jeronimo Martins SGPS SA	39,366	808,024
Singapore — 2.2%
DBS Group Holdings Ltd.	73,500	1,864,777
Genting Singapore Ltd.	697,700	527,791
Jardine Cycle & Carriage Ltd.(2)	66,500	1,466,004
Singapore Airlines Ltd.	60,400	255,013
United Overseas Bank Ltd.	10,000	221,656
		4,335,241
South Korea — 0.8%
Kia Corp.	4,017	228,287
Krafton, Inc.(1)	758	97,083
NCSoft Corp.	1,338	439,015
Samsung SDI Co. Ltd.	1,527	802,249
		1,566,634
Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	8,889	269,475
Banco Bilbao Vizcaya Argentaria SA	225,648	1,753,968
Banco de Sabadell SA	491,881	642,493
Bankinter SA(2)	35,183	247,487
CaixaBank SA	56,269	241,612
Endesa SA	13,362	262,029
Industria de Diseno Textil SA	9,050	278,801
Mapfre SA	554,115	1,188,795
Repsol SA	63,096	997,853
		5,882,513
Sweden — 3.5%
Assa Abloy AB, Class B	10,808	262,999
Epiroc AB, A Shares	12,803	246,046
Evolution AB	4,844	584,509
Getinge AB, B Shares	12,311	264,603
H & M Hennes & Mauritz AB, B Shares	123,817	1,560,142
Indutrade AB	10,571	224,850
Nibe Industrier AB, B Shares	50,170	518,744
Skanska AB, B Shares	15,443	280,661
SSAB AB, B Shares	132,285	904,884
Swedbank AB, A Shares	15,375	314,150
Swedish Orphan Biovitrum AB(1)	9,893	227,907
Telefonaktiebolaget LM Ericsson, B Shares	257,825	1,427,731
Volvo AB, B Shares	13,551	271,144
		7,088,370
Switzerland — 3.0%
Belimo Holding AG	508	262,635
26

Quality Diversified International ETF
	Shares	Value
Cie Financiere Richemont SA, Class A	2,006	$303,099
Holcim AG(1)	4,747	293,008
Kuehne + Nagel International AG	1,009	258,342
Novartis AG	32,077	2,699,604
Partners Group Holding AG	212	200,750
Roche Holding AG	3,244	935,371
Sonova Holding AG	810	199,209
Straumann Holding AG	4,096	543,030
VAT Group AG	757	228,498
		5,923,546
Taiwan — 1.4%
Accton Technology Corp.	32,000	293,063
MediaTek, Inc.	31,000	727,850
momo.com, Inc.	4,800	123,363
Nan Ya Printed Circuit Board Corp.	26,000	197,077
Taiwan Semiconductor Manufacturing Co. Ltd.	35,000	579,036
Unimicron Technology Corp.	56,000	231,292
Voltronic Power Technology Corp.	5,000	261,069
Wiwynn Corp.	10,000	313,575
		2,726,325
United Kingdom — 15.1%
3i Group PLC	16,563	324,042
Airtel Africa PLC	139,701	201,789
Anglo American PLC	5,971	206,326
Ashtead Group PLC	16,153	1,068,832
Associated British Foods PLC	12,869	310,218
AstraZeneca PLC	1,548	201,670
Aviva PLC	46,739	251,101
B&M European Value Retail SA	49,707	293,835
BAE Systems PLC	24,733	267,121
Beazley PLC(1)	56,376	463,506
BP PLC	179,228	1,177,802
British American Tobacco PLC	25,231	954,886
BT Group PLC	167,590	280,957
Burberry Group PLC	7,914	235,003
Coca-Cola HBC AG(1)	12,032	308,132
DCC PLC	4,696	260,800
Diageo PLC	46,681	1,980,975
DS Smith PLC	67,080	272,486
Evraz PLC(1)(3)	199,959	24
Frasers Group PLC(1)	19,179	184,368
Glencore PLC	278,002	1,657,409
GSK PLC	114,908	1,968,479
Halma PLC	7,935	206,520
HSBC Holdings PLC	396,180	3,034,757
Imperial Brands PLC	69,270	1,668,802
InterContinental Hotels Group PLC	4,193	282,655
J Sainsbury PLC	91,398	294,764
JD Sports Fashion PLC	137,146	298,590
Legal & General Group PLC	80,864	248,907
Lloyds Banking Group PLC	433,755	273,929
27

Quality Diversified International ETF
	Shares	Value
NatWest Group PLC	85,507	$300,381
Persimmon PLC	15,995	278,932
RELX PLC	7,453	224,749
Rio Tinto PLC	20,058	1,376,471
RS GROUP PLC	18,771	220,710
Shell PLC	113,977	3,463,750
Smith & Nephew PLC	18,743	267,435
Spirax-Sarco Engineering PLC	1,598	224,425
Taylor Wimpey PLC	196,763	291,059
Tesco PLC	89,430	273,958
Unilever PLC	4,910	244,457
Vodafone Group PLC	1,861,374	2,228,762
Whitbread PLC	7,874	292,035
Wise PLC, Class A(1)	28,971	203,312
WPP PLC	81,179	998,435
		30,067,556
United States — 0.2%
NXP Semiconductors NV	1,163	207,572
Waste Connections, Inc.	1,415	189,497
		397,069
TOTAL COMMON STOCKS (Cost $182,925,199)		198,055,917
SHORT-TERM INVESTMENTS — 2.5%
Money Market Funds — 2.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class	273,552	273,552
State Street Navigator Securities Lending Government Money Market Portfolio(4)	4,589,313	4,589,313
TOTAL SHORT-TERM INVESTMENTS (Cost $4,862,865)		4,862,865
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $187,788,064)		202,918,782
OTHER ASSETS AND LIABILITIES — (1.9)%		(3,743,161)
TOTAL NET ASSETS — 100.0%		$199,175,621

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	15.1%
Industrials	14.9%
Consumer Discretionary	13.4%
Health Care	12.0%
Information Technology	11.3%
Consumer Staples	10.9%
Energy	7.4%
Materials	6.5%
Communication Services	6.1%
Utilities	1.7%
Real Estate	0.1%
Short-Term Investments	2.5%
Other Assets and Liabilities	(1.9)%

28

Quality Diversified International ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,848,647. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Security may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,225,455, which includes securities collateral of $2,636,142.

See Notes to Financial Statements.
29

FEBRUARY 28, 2023 (UNAUDITED)

Quality Preferred ETF
	Shares/ Principal Amount	Value
PREFERRED STOCKS — 81.5%
Automobiles — 0.4%
Ford Motor Co., 6.00%(1)	5,730	$137,119
Banks — 24.7%
Bank of America Corp., 5.60%	6,677	138,615
Bank of America Corp., 5.875%	320,000	299,264
Bank of America Corp., 5.875%	5,906	147,532
Bank of America Corp., 6.00%	10,841	272,651
Bank of America Corp., 6.125%(1)	241,000	235,529
Bank of America Corp., 6.25%	320,000	320,800
Citigroup, Inc., 6.875%	20,181	507,552
Citigroup, Inc., 7.125%	19,838	504,679
Citizens Financial Group, Inc., 6.35%	10,841	275,361
Fifth Third Bancorp, 6.00%	6,060	148,773
First Citizens BancShares, Inc., 5.375%	3,655	80,410
First Republic Bank, 4.00%	4,740	80,959
First Republic Bank, 5.125%	15,914	336,899
JPMorgan Chase & Co., 5.75%	9,102	226,094
JPMorgan Chase & Co., 6.00%	440,000	439,881
JPMorgan Chase & Co., 6.75%	420,000	422,100
JPMorgan Chase & Co., Series EE, 6.00%(1)	8,998	227,739
KeyCorp, 5.65%(1)	12,168	283,758
Old National Bancorp, 7.00%	5,669	143,652
PNC Financial Services Group, Inc., 6.20%(1)	389,000	384,138
Regions Financial Corp., 5.70%(1)	5,400	132,840
Synovus Financial Corp., 6.30%	10,706	267,115
Truist Financial Corp., 4.80%	220,000	209,423
USB Capital IX, 5.81%	235,000	199,640
Wells Fargo & Co., 5.85%(1)	26,058	644,936
Wells Fargo & Co., 5.90%	648,000	635,643
		7,565,983
Capital Markets — 15.2%
Affiliated Managers Group, Inc., 4.20%	5,895	101,512
Affiliated Managers Group, Inc., 5.875%	19,581	455,650
Goldman Sachs Group, Inc., 5.50%	18,152	453,074
Goldman Sachs Group, Inc., 5.72%	7,148	151,037
Goldman Sachs Group, Inc., 6.375%	8,685	219,904
Morgan Stanley, 6.375%	11,817	299,797
Morgan Stanley, 6.875%	15,369	389,450
Morgan Stanley, 7.125%	20,146	514,126
Oaktree Capital Group LLC, 6.55%	20,979	501,818
Oaktree Capital Group LLC, 6.625%	20,738	495,846
State Street Corp., 5.625%	516,000	500,520
State Street Corp., 5.90%	17,824	445,956
Stifel Financial Corp., 6.25%	4,717	118,633
		4,647,323
Consumer Finance — 0.6%
Capital One Financial Corp., 4.375%	10,099	183,903
Diversified Financial Services — 4.4%
Apollo Asset Management, Inc., 6.375%(1)	30,002	743,750
30

Quality Preferred ETF
	Shares/ Principal Amount	Value
Citigroup, Inc., 6.30%(1)	395,000	$387,100
Equitable Holdings, Inc., 5.25%(1)	9,420	207,711
		1,338,561
Diversified Telecommunication Services — 1.0%
AT&T, Inc., 5.00%(1)	6,555	138,638
Qwest Corp., 6.75%	8,575	166,955
		305,593
Electric Utilities — 2.8%
Duke Energy Corp., 5.625%(1)	13,581	341,562
NextEra Energy Capital Holdings, Inc., 5.65%(1)	6,665	167,891
SCE Trust VI, 5.00%	12,742	256,624
Southern Co., 4.20%	4,231	82,378
		848,455
Equity Real Estate Investment Trusts (REITs) — 1.9%
Digital Realty Trust, Inc., 5.25%	4,685	105,413
Kimco Realty Corp., 5.25%	5,731	125,337
Public Storage, 5.05%(1)	6,060	140,531
Public Storage, 5.15%(1)	9,110	212,627
		583,908
Food Products — 0.9%
CHS, Inc., 6.75%	5,372	138,060
CHS, Inc., 7.10%	5,320	136,724
		274,784
Industrial Conglomerates — 0.5%
General Electric Co., 8.10%	168,000	168,408
Insurance — 12.5%
Allstate Corp., 5.10%	6,480	147,290
Allstate Corp., 7.99%	6,311	160,299
American Equity Investment Life Holding Co., 5.95%	6,964	155,506
American Equity Investment Life Holding Co., 6.625%(1)	3,215	78,221
Arch Capital Group Ltd., 5.45%	6,581	149,520
Aspen Insurance Holdings Ltd., 5.625%	6,587	138,525
Athene Holding Ltd., 4.875%	4,854	91,838
Athene Holding Ltd., 5.625%	11,957	255,162
Athene Holding Ltd., 6.35%(1)	4,768	117,913
Athene Holding Ltd., 6.375%	5,125	129,201
Axis Capital Holdings Ltd., 5.50%	6,725	147,143
Brighthouse Financial, Inc., 5.375%(1)	7,285	149,342
Brighthouse Financial, Inc., 6.60%	9,660	245,364
Enstar Group Ltd., 7.00%	10,999	266,836
Hartford Financial Services Group, Inc., 6.00%	17,828	451,048
MetLife, Inc., 5.625%(1)	4,850	120,329
MetLife, Inc., 5.75%(1)	3,545	84,017
Progressive Corp., 5.375%	332,000	329,510
RenaissanceRe Holdings Ltd., 5.75%(1)	18,894	438,341
W R Berkley Corp., 5.10%	3,820	85,262
W R Berkley Corp., 5.70%	3,765	90,737
		3,831,404
Leisure Products — 1.1%
Brunswick Corp., 6.50%	6,925	178,250
31

Quality Preferred ETF
	Shares/ Principal Amount	Value
Brunswick Corp., 6.625%	6,061	$155,646
		333,896
Mortgage Real Estate Investment Trusts (REITs) — 5.7%
AGNC Investment Corp., 6.125%	12,741	275,588
AGNC Investment Corp., 6.50%	12,395	278,516
Annaly Capital Management, Inc., 6.50%(1)	9,660	238,022
Chimera Investment Corp., 7.75%	6,225	124,749
Chimera Investment Corp., 8.00%	11,145	236,274
MFA Financial, Inc., 6.50%	10,435	208,387
Rithm Capital Corp., 6.375%	18,172	372,344
		1,733,880
Multi-Utilities — 4.4%
Algonquin Power & Utilities Corp., 6.20%	4,831	111,886
Algonquin Power & Utilities Corp., 6.875%	9,440	230,053
CMS Energy Corp., 5.875%	8,520	208,229
CMS Energy Corp., 5.875%	5,950	146,132
DTE Energy Co., 4.375%	6,180	124,898
NiSource, Inc., 6.50%	9,770	245,324
Sempra Energy, 4.875%	281,000	265,580
		1,332,102
Oil, Gas and Consumable Fuels — 2.5%
DCP Midstream LP, 7.875%	15,072	378,156
Enbridge, Inc., 6.375%	15,977	400,224
		778,380
Real Estate Management and Development — 1.0%
Brookfield Property Partners LP, 5.75%	18,040	316,241
Trading Companies and Distributors — 1.3%
Triton International Ltd., 6.875%	10,007	248,374
WESCO International, Inc., 10.625%	4,960	137,243
		385,617
Wireless Telecommunication Services — 0.6%
United States Cellular Corp., 6.25%	10,006	181,209
TOTAL PREFERRED STOCKS (Cost $26,558,859)		24,946,766
CORPORATE BONDS — 4.3%
Insurance — 2.9%
Allstate Corp., VRN, 5.75%, 8/15/53	$468,000	459,207
Sumitomo Life Insurance Co., VRN, 6.50%, 9/20/73(2)	435,000	433,930
		893,137
Oil, Gas and Consumable Fuels — 1.4%
Enbridge, Inc., VRN, 5.50%, 7/15/77	131,000	121,100
Transcanada Trust, VRN, 5.30%, 3/15/77	328,000	291,100
		412,200
TOTAL CORPORATE BONDS (Cost $1,317,191)		1,305,337
CONVERTIBLE PREFERRED STOCKS — 3.9%
Electric Utilities — 1.0%
American Electric Power Co., Inc., 6.125%, 8/15/23	3,428	169,206
NextEra Energy, Inc., 6.22%, 9/1/23	2,698	125,120
		294,326
32

Quality Preferred ETF
	Shares/ Principal Amount	Value
Health Care Equipment and Supplies — 1.8%
Becton Dickinson & Co., 6.00%, 6/1/23	5,880	$284,416
Boston Scientific Corp., 5.50%, 6/1/23	2,280	258,944
		543,360
Independent Power and Renewable Electricity Producers — 0.5%
AES Corp., 6.875%, 2/15/24	1,822	166,495
Multi-Utilities — 0.6%
NiSource, Inc., 7.75%, 3/1/24	1,795	187,272
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,279,990)		1,191,453
COMMON STOCKS — 1.1%
Electric Utilities — 0.8%
Southern Co.	3,791	239,060
Multi-Utilities — 0.3%
Dominion Energy, Inc.	1,904	105,901
TOTAL COMMON STOCKS (Cost $433,170)		344,961
SHORT-TERM INVESTMENTS — 15.1%
Money Market Funds — 15.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,218,231	2,218,231
State Street Navigator Securities Lending Government Money Market Portfolio(3)	2,388,570	2,388,570
TOTAL SHORT-TERM INVESTMENTS (Cost $4,606,801)		4,606,801
TOTAL INVESTMENT SECURITIES — 105.9% (Cost $34,196,011)		32,395,318
OTHER ASSETS AND LIABILITIES — (5.9)%		(1,800,605)
TOTAL NET ASSETS — 100.0%		$30,594,713

NOTES TO SCHEDULE OF INVESTMENTS
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,328,721. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $433,930, which represented 1.4% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,388,570.

See Notes to Financial Statements.
33

FEBRUARY 28, 2023 (UNAUDITED)

STOXX® U.S. Quality Growth ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.9%
HEICO Corp.	2,998	$496,379
Hexcel Corp.	29,364	2,142,104
Lockheed Martin Corp.	585	277,442
		2,915,925
Air Freight and Logistics — 2.2%
CH Robinson Worldwide, Inc.	2,816	281,487
Expeditors International of Washington, Inc.	26,746	2,796,562
United Parcel Service, Inc., Class B	22,303	4,070,075
		7,148,124
Auto Components — 0.2%
Autoliv, Inc.	5,777	534,835
Automobiles — 1.3%
Tesla, Inc.(1)	20,812	4,281,236
Biotechnology — 3.3%
BioMarin Pharmaceutical, Inc.(1)	5,066	504,523
Exelixis, Inc.(1)	16,198	276,662
Horizon Therapeutics PLC(1)	7,258	794,679
Incyte Corp.(1)	10,239	788,198
Moderna, Inc.(1)	1,778	246,804
Neurocrine Biosciences, Inc.(1)	43,402	4,474,746
Regeneron Pharmaceuticals, Inc.(1)	375	285,158
Vertex Pharmaceuticals, Inc.(1)	11,470	3,329,626
		10,700,396
Building Products — 0.8%
Advanced Drainage Systems, Inc.	12,147	1,077,803
Builders FirstSource, Inc.(1)	14,330	1,214,897
Carlisle Cos., Inc.	1,094	282,493
		2,575,193
Capital Markets — 4.3%
Affiliated Managers Group, Inc.	1,750	278,967
Blackstone, Inc.	5,747	521,828
FactSet Research Systems, Inc.	1,903	788,889
Interactive Brokers Group, Inc., Class A	6,068	522,515
LPL Financial Holdings, Inc.	26,288	6,560,433
MarketAxess Holdings, Inc.	10,255	3,501,570
MSCI, Inc.	1,533	800,456
Tradeweb Markets, Inc., Class A	13,024	923,271
		13,897,929
Chemicals — 0.6%
Mosaic Co.	33,630	1,788,780
Olin Corp.	4,675	269,981
		2,058,761
Commercial Services and Supplies — 1.0%
Cintas Corp.	1,193	523,095
Clean Harbors, Inc.(1)	9,537	1,259,551
Waste Management, Inc.	9,335	1,398,010
		3,180,656
Communications Equipment — 0.2%
Arista Networks, Inc.(1)	3,863	535,798
34

STOXX® U.S. Quality Growth ETF
	Shares	Value
Construction Materials — 0.2%
Eagle Materials, Inc.	2,015	$282,745
Vulcan Materials Co.	2,887	522,287
		805,032
Consumer Finance — 0.1%
American Express Co.	1,609	279,950
Electronic Equipment, Instruments and Components — 0.5%
Amphenol Corp., Class A	3,644	282,483
CDW Corp.	3,941	797,737
Novanta, Inc.(1)	3,298	517,489
		1,597,709
Energy Equipment and Services — 0.2%
Baker Hughes Co.	17,388	532,073
Entertainment — 0.2%
Netflix, Inc.(1)	1,559	502,201
Equity Real Estate Investment Trusts (REITs) — 1.1%
Equinix, Inc.	747	514,138
Iron Mountain, Inc.	10,319	544,327
Lamar Advertising Co., Class A	2,675	279,698
SBA Communications Corp.	6,844	1,774,991
Weyerhaeuser Co.	9,124	285,125
		3,398,279
Food and Staples Retailing — 0.9%
BJ's Wholesale Club Holdings, Inc.(1)	3,780	271,404
Casey's General Stores, Inc.	3,713	772,118
Costco Wholesale Corp.	1,050	508,389
Kroger Co.	29,789	1,285,098
		2,837,009
Food Products — 0.2%
Lamb Weston Holdings, Inc.	5,157	519,000
Health Care Equipment and Supplies — 3.6%
Abbott Laboratories	2,740	278,713
Align Technology, Inc.(1)	1,726	534,197
Contra Abiomed, Inc.(1)	2,586	2,638
DexCom, Inc.(1)	37,441	4,156,325
Edwards Lifesciences Corp.(1)	10,657	857,249
Hologic, Inc.(1)	3,463	275,793
IDEXX Laboratories, Inc.(1)	9,367	4,432,839
Intuitive Surgical, Inc.(1)	2,236	512,916
Lantheus Holdings, Inc.(1)	4,830	357,227
		11,407,897
Health Care Providers and Services — 0.7%
Acadia Healthcare Co., Inc.(1)	6,477	469,647
AMN Healthcare Services, Inc.(1)	5,969	537,270
Chemed Corp.	547	285,304
HCA Healthcare, Inc.	1,107	269,499
Molina Healthcare, Inc.(1)	2,733	752,477
		2,314,197
Health Care Technology — 0.2%
Veeva Systems, Inc., Class A(1)	3,054	505,926
35

STOXX® U.S. Quality Growth ETF
	Shares	Value
Hotels, Restaurants and Leisure — 12.9%
Booking Holdings, Inc.(1)	3,975	$10,032,900
Boyd Gaming Corp.	4,311	280,775
Chipotle Mexican Grill, Inc.(1)	4,220	6,292,358
Choice Hotels International, Inc.	26,872	3,180,570
Churchill Downs, Inc.	2,152	528,919
Expedia Group, Inc.(1)	2,605	283,867
Hilton Worldwide Holdings, Inc.	43,572	6,296,590
Marriott International, Inc., Class A	3,062	518,213
Starbucks Corp.	69,826	7,128,536
Texas Roadhouse, Inc.	60,427	6,135,758
Wyndham Hotels & Resorts, Inc.	3,674	282,971
Yum China Holdings, Inc.	8,484	498,265
		41,459,722
Household Durables — 0.2%
TopBuild Corp.(1)	2,841	589,763
Household Products — 1.6%
Clorox Co.	31,147	4,841,490
Kimberly-Clark Corp.	2,188	273,609
		5,115,099
Industrial Conglomerates — 2.0%
General Electric Co.	75,375	6,385,016
Insurance — 0.6%
Aon PLC, Class A	922	280,334
Kinsale Capital Group, Inc.	1,619	515,975
Progressive Corp.	3,666	526,145
Willis Towers Watson PLC	2,208	517,467
		1,839,921
Interactive Media and Services — 2.2%
Alphabet, Inc., Class C(1)	36,342	3,281,683
Meta Platforms, Inc., Class A(1)	13,153	2,300,986
Pinterest, Inc., Class A(1)	20,785	521,911
ZoomInfo Technologies, Inc.(1)	40,273	973,398
		7,077,978
Internet and Direct Marketing Retail — 1.4%
MercadoLibre, Inc.(1)	3,738	4,560,360
IT Services — 5.1%
Accenture PLC, Class A	1,043	276,969
Automatic Data Processing, Inc.	2,343	515,038
Block, Inc.(1)	7,163	549,617
Concentrix Corp.	2,037	278,743
EPAM Systems, Inc.(1)	10,983	3,378,920
ExlService Holdings, Inc.(1)	3,070	505,046
Gartner, Inc.(1)	2,405	788,383
Globant SA(1)	3,151	520,167
Mastercard, Inc., Class A	21,401	7,603,561
Shopify, Inc., Class A(1)	12,433	511,494
Snowflake, Inc., Class A(1)	3,467	535,235
Visa, Inc., Class A	2,374	522,138
WEX, Inc.(1)	2,763	532,734
		16,518,045
36

STOXX® U.S. Quality Growth ETF
	Shares	Value
Life Sciences Tools and Services — 1.4%
Agilent Technologies, Inc.	3,676	$521,882
Bio-Techne Corp.	7,037	511,168
Bruker Corp.	7,333	505,390
Medpace Holdings, Inc.(1)	4,102	795,296
Mettler-Toledo International, Inc.(1)	1,427	2,045,904
		4,379,640
Machinery — 0.8%
AGCO Corp.	2,031	285,985
Chart Industries, Inc.(1)	8,124	1,084,554
Evoqua Water Technologies Corp.(1)	21,415	1,039,912
Lincoln Electric Holdings, Inc.	1,715	288,000
		2,698,451
Media — 1.0%
Trade Desk, Inc., Class A(1)	55,580	3,110,257
Metals and Mining — 0.3%
Commercial Metals Co.	6,355	328,872
Nucor Corp.	1,721	288,164
Reliance Steel & Aluminum Co.	1,149	284,768
		901,804
Oil, Gas and Consumable Fuels — 2.8%
Coterra Energy, Inc.	72,581	1,812,348
Diamondback Energy, Inc.	20,201	2,839,857
EOG Resources, Inc.	2,392	270,344
HF Sinclair Corp.	31,272	1,554,844
Matador Resources Co.	5,370	288,852
PDC Energy, Inc.	9,085	609,694
Pioneer Natural Resources Co.	3,915	784,605
Texas Pacific Land Corp.	449	799,305
		8,959,849
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	9,724	568,951
Pharmaceuticals — 3.6%
Eli Lilly & Co.	23,086	7,184,825
Merck & Co., Inc.	36,087	3,833,883
Zoetis, Inc.	3,140	524,380
		11,543,088
Professional Services — 0.8%
Booz Allen Hamilton Holding Corp.	2,914	276,043
CoStar Group, Inc.(1)	7,243	511,791
Robert Half International, Inc.	20,979	1,691,327
		2,479,161
Real Estate Management and Development — 0.2%
CBRE Group, Inc., Class A(1)	6,009	511,606
Road and Rail — 0.3%
Landstar System, Inc.	1,564	282,755
Old Dominion Freight Line, Inc.	2,350	797,261
		1,080,016
Semiconductors and Semiconductor Equipment — 10.4%
Advanced Micro Devices, Inc.(1)	6,819	535,837
Applied Materials, Inc.	25,484	2,959,967
37

STOXX® U.S. Quality Growth ETF
	Shares	Value
Broadcom, Inc.	5,860	$3,482,539
Enphase Energy, Inc.(1)	16,784	3,533,536
KLA Corp.	7,447	2,825,243
Lam Research Corp.	4,715	2,291,537
Lattice Semiconductor Corp.(1)	37,121	3,153,800
Microchip Technology, Inc.	34,763	2,816,846
Monolithic Power Systems, Inc.	7,078	3,427,805
NVIDIA Corp.	2,518	584,579
ON Semiconductor Corp.(1)	28,140	2,178,317
Power Integrations, Inc.	3,452	283,927
QUALCOMM, Inc.	22,699	2,804,007
Skyworks Solutions, Inc.	2,531	282,384
Synaptics, Inc.(1)	2,374	279,206
Teradyne, Inc.	7,977	806,794
Texas Instruments, Inc.	7,236	1,240,612
		33,486,936
Software — 18.4%
Adobe, Inc.(1)	9,567	3,099,230
Autodesk, Inc.(1)	37,098	7,371,002
Cadence Design Systems, Inc.(1)	49,730	9,594,906
Check Point Software Technologies Ltd.(1)	2,237	276,762
Datadog, Inc., Class A(1)	39,210	3,000,349
DocuSign, Inc.(1)	8,654	530,923
Dolby Laboratories, Inc., Class A	9,762	803,217
Dynatrace, Inc.(1)	12,134	516,059
Fair Isaac Corp.(1)	1,210	819,642
Five9, Inc.(1)	12,821	846,186
Fortinet, Inc.(1)	106,815	6,349,084
HubSpot, Inc.(1)	1,353	523,422
Intuit, Inc.	1,286	523,633
Manhattan Associates, Inc.(1)	1,971	283,331
Microsoft Corp.	3,196	797,146
Palantir Technologies, Inc., Class A(1)	62,505	490,039
Palo Alto Networks, Inc.(1)	27,832	5,242,714
Paycom Software, Inc.(1)	10,487	3,031,372
Paylocity Holding Corp.(1)	2,559	492,889
PTC, Inc.(1)	4,067	509,717
Qualys, Inc.(1)	2,356	278,361
Salesforce, Inc.(1)	3,198	523,225
ServiceNow, Inc.(1)	9,503	4,106,912
SPS Commerce, Inc.(1)	3,563	536,730
Synopsys, Inc.(1)	18,453	6,712,463
Tenable Holdings, Inc.(1)	24,168	1,068,951
Workday, Inc., Class A(1)	2,833	525,437
Zoom Video Communications, Inc., Class A(1)	3,833	285,903
		59,139,605
Specialty Retail — 5.6%
Best Buy Co., Inc.	3,382	281,078
Dick's Sporting Goods, Inc.	2,175	279,770
Home Depot, Inc.	948	281,120
Lowe's Cos., Inc.	16,663	3,428,412
38

STOXX® U.S. Quality Growth ETF
	Shares	Value
O'Reilly Automotive, Inc.(1)	333	$276,423
TJX Cos., Inc.	6,745	516,667
Tractor Supply Co.	3,452	805,214
Ulta Beauty, Inc.(1)	21,191	10,993,891
Williams-Sonoma, Inc.	8,748	1,092,800
		17,955,375
Technology Hardware, Storage and Peripherals — 2.8%
Apple, Inc.	22,674	3,342,374
NetApp, Inc.	34,194	2,207,223
Pure Storage, Inc., Class A(1)	117,492	3,353,222
		8,902,819
Textiles, Apparel and Luxury Goods — 1.9%
Crocs, Inc.(1)	4,494	546,965
Deckers Outdoor Corp.(1)	1,995	830,618
lululemon athletica, Inc.(1)	14,096	4,358,483
Tapestry, Inc.	6,553	285,121
		6,021,187
Trading Companies and Distributors — 0.5%
United Rentals, Inc.	636	297,985
Watsco, Inc.	1,710	521,054
WW Grainger, Inc.	1,220	815,485
		1,634,524
Water Utilities — 0.1%
American Water Works Co., Inc.	3,562	500,033
TOTAL COMMON STOCKS (Cost $306,984,302)		319,947,332
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,094,658)	1,094,658	1,094,658
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $308,078,960)		321,041,990
OTHER ASSETS AND LIABILITIES — (0.1)%		(453,430)
TOTAL NET ASSETS — 100.0%		$320,588,560

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
39

FEBRUARY 28, 2023 (UNAUDITED)

STOXX® U.S. Quality Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Aerospace and Defense — 0.7%
General Dynamics Corp.	1,445	$329,330
Lockheed Martin Corp.	1,083	513,624
Raytheon Technologies Corp.	3,359	329,484
Textron, Inc.	4,583	332,405
		1,504,843
Air Freight and Logistics — 1.7%
FedEx Corp.	9,989	2,029,965
GXO Logistics, Inc.(1)	13,712	679,704
United Parcel Service, Inc., Class B	4,778	871,937
		3,581,606
Airlines — 1.4%
Alaska Air Group, Inc.(1)	7,106	339,880
Delta Air Lines, Inc.(1)	9,124	349,814
Southwest Airlines Co.	10,049	337,445
United Airlines Holdings, Inc.(1)	34,611	1,798,388
		2,825,527
Auto Components — 0.2%
BorgWarner, Inc.	7,935	398,972
Automobiles — 1.4%
General Motors Co.	57,805	2,239,366
Thor Industries, Inc.	7,310	665,137
		2,904,503
Banks — 1.3%
Citizens Financial Group, Inc.	51,526	2,151,726
Popular, Inc.	4,783	341,506
Regions Financial Corp.	7,891	184,018
		2,677,250
Beverages — 0.3%
Molson Coors Beverage Co., Class B	6,375	339,086
PepsiCo, Inc.	1,917	332,657
		671,743
Biotechnology — 4.3%
AbbVie, Inc.	16,865	2,595,523
Amgen, Inc.	10,669	2,471,581
Biogen, Inc.(1)	1,239	334,357
Gilead Sciences, Inc.	31,422	2,530,414
Moderna, Inc.(1)	2,135	296,359
Regeneron Pharmaceuticals, Inc.(1)	451	342,949
United Therapeutics Corp.(1)	1,385	340,765
		8,911,948
Building Products — 1.6%
Builders FirstSource, Inc.(1)	14,078	1,193,533
Carlisle Cos., Inc.	1,314	339,301
Johnson Controls International PLC	5,403	338,876
Owens Corning	13,871	1,356,445
		3,228,155
Capital Markets — 1.2%
Bank of New York Mellon Corp.	7,407	376,868
Franklin Resources, Inc.	24,430	719,952
40

STOXX® U.S. Quality Value ETF
	Shares	Value
Janus Henderson Group PLC	13,128	$360,495
Morgan Stanley	5,341	515,406
State Street Corp.	4,989	442,425
		2,415,146
Chemicals — 3.3%
CF Industries Holdings, Inc.	6,916	594,015
Chemours Co.	5,381	183,923
Dow, Inc.	37,815	2,163,018
Huntsman Corp.	11,668	342,339
LyondellBasell Industries NV, Class A	18,887	1,812,963
Mosaic Co.	26,905	1,431,077
Olin Corp.	5,612	324,093
		6,851,428
Communications Equipment — 0.2%
F5, Inc.(1)	2,363	337,862
Consumer Finance — 0.6%
Ally Financial, Inc.	33,699	1,012,655
American Express Co.	1,933	336,323
		1,348,978
Containers and Packaging — 1.1%
International Paper Co.	9,307	338,682
Packaging Corp. of America	12,420	1,698,062
Sealed Air Corp.	6,880	334,506
		2,371,250
Diversified Consumer Services — 0.1%
H&R Block, Inc.	4,829	177,707
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., Class B(1)	1,114	339,971
Diversified Telecommunication Services — 2.2%
AT&T, Inc.	174,233	3,294,746
Verizon Communications, Inc.	34,822	1,351,442
		4,646,188
Electric Utilities — 5.1%
Alliant Energy Corp.	4,314	221,179
American Electric Power Co., Inc.	6,388	561,952
Duke Energy Corp.	1,923	181,262
Entergy Corp.	16,913	1,739,840
Evergy, Inc.	29,841	1,754,949
Exelon Corp.	4,786	193,306
NRG Energy, Inc.	21,939	719,380
OGE Energy Corp.	38,592	1,378,506
Pinnacle West Capital Corp.	19,763	1,456,138
Southern Co.	33,443	2,108,916
Xcel Energy, Inc.	2,726	176,018
		10,491,446
Electrical Equipment — 1.0%
Atkore, Inc.(1)	4,791	699,582
Regal Rexnord Corp.	6,985	1,101,115
Sensata Technologies Holding PLC	6,725	340,151
		2,140,848
41

STOXX® U.S. Quality Value ETF
	Shares	Value
Electronic Equipment, Instruments and Components — 1.6%
Corning, Inc.	15,666	$531,861
Flex Ltd.(1)	16,707	380,251
Jabil, Inc.	24,581	2,040,960
TE Connectivity Ltd.	2,665	339,308
		3,292,380
Equity Real Estate Investment Trusts (REITs) — 6.9%
Apartment Income REIT Corp.	4,707	177,925
Brixmor Property Group, Inc.	48,745	1,103,587
Crown Castle, Inc.	13,546	1,771,139
CubeSmart	24,924	1,171,179
Equity Residential	3,086	192,937
Essex Property Trust, Inc.	913	208,219
Extra Space Storage, Inc.	1,524	250,926
Federal Realty Investment Trust	8,981	958,991
Gaming & Leisure Properties, Inc.	34,429	1,855,034
Host Hotels & Resorts, Inc.	19,770	332,136
Iron Mountain, Inc.	28,729	1,515,455
Lamar Advertising Co., Class A	13,591	1,421,075
Life Storage, Inc.	8,965	1,080,462
National Retail Properties, Inc.	39,934	1,809,809
STAG Industrial, Inc.	5,267	177,182
Weyerhaeuser Co.	10,949	342,156
		14,368,212
Food and Staples Retailing — 2.6%
Kroger Co.	68,108	2,938,179
Walmart, Inc.	17,023	2,419,479
		5,357,658
Food Products — 4.0%
Archer-Daniels-Midland Co.	4,138	329,385
Campbell Soup Co.	29,840	1,567,197
Darling Ingredients, Inc.(1)	16,581	1,049,080
Flowers Foods, Inc.	6,400	178,432
General Mills, Inc.	21,315	1,694,755
J M Smucker Co.	1,218	180,130
Kellogg Co.	31,991	2,109,486
Kraft Heinz Co.	30,505	1,187,865
		8,296,330
Gas Utilities — 0.1%
National Fuel Gas Co.	3,171	181,635
Health Care Equipment and Supplies — 0.8%
Abbott Laboratories	3,288	334,455
Becton Dickinson & Co.	1,405	329,543
DENTSPLY SIRONA, Inc.	10,836	412,527
Medtronic PLC	6,263	518,576
		1,595,101
Health Care Providers and Services — 5.4%
AmerisourceBergen Corp.	2,109	328,076
AMN Healthcare Services, Inc.(1)	7,164	644,832
Cardinal Health, Inc.	4,356	329,793
DaVita, Inc.(1)	7,911	650,759
42

STOXX® U.S. Quality Value ETF
	Shares	Value
Elevance Health, Inc.	4,551	$2,137,468
HCA Healthcare, Inc.	11,506	2,801,136
Henry Schein, Inc.(1)	4,128	323,264
Humana, Inc.	687	340,079
Laboratory Corp. of America Holdings	1,482	354,731
McKesson Corp.	936	327,422
Molina Healthcare, Inc.(1)	1,148	316,079
Quest Diagnostics, Inc.	2,348	324,869
Tenet Healthcare Corp.(1)	11,371	665,545
UnitedHealth Group, Inc.	691	328,874
Universal Health Services, Inc., Class B	9,163	1,223,902
		11,096,829
Hotels, Restaurants and Leisure — 1.6%
Boyd Gaming Corp.	5,176	337,113
Darden Restaurants, Inc.	9,924	1,419,033
Expedia Group, Inc.(1)	12,509	1,363,105
Vail Resorts, Inc.	757	176,752
		3,296,003
Household Durables — 1.0%
Leggett & Platt, Inc.	21,378	737,327
Lennar Corp., Class A	4,176	403,986
Mohawk Industries, Inc.(1)	3,135	322,435
PulteGroup, Inc.	6,357	347,537
Toll Brothers, Inc.	5,876	352,208
		2,163,493
Household Products — 1.2%
Clorox Co.	1,245	193,523
Kimberly-Clark Corp.	15,077	1,885,379
Procter & Gamble Co.	2,403	330,556
		2,409,458
Industrial Conglomerates — 2.3%
3M Co.	43,831	4,722,352
Insurance — 2.3%
Fidelity National Financial, Inc.	43,102	1,718,046
First American Financial Corp.	12,473	708,217
MetLife, Inc.	4,765	341,793
Reinsurance Group of America, Inc.	2,291	330,981
Unum Group	39,376	1,754,201
		4,853,238
Interactive Media and Services — 2.3%
Alphabet, Inc., Class C(1)	29,426	2,657,168
Meta Platforms, Inc., Class A(1)	11,840	2,071,289
		4,728,457
Internet and Direct Marketing Retail — 0.2%
eBay, Inc.	7,409	340,073
IT Services — 6.0%
Accenture PLC, Class A	1,252	332,469
Akamai Technologies, Inc.(1)	26,363	1,913,954
Amdocs Ltd.	3,559	326,040
Cognizant Technology Solutions Corp., Class A	36,680	2,297,268
Concentrix Corp.	8,460	1,157,666
43

STOXX® U.S. Quality Value ETF
	Shares	Value
DXC Technology Co.(1)	36,101	$1,001,442
Euronet Worldwide, Inc.(1)	3,139	341,680
Genpact Ltd.	7,013	334,730
International Business Machines Corp.	22,834	2,952,436
PayPal Holdings, Inc.(1)	4,474	329,286
SS&C Technologies Holdings, Inc.	5,637	330,892
Visa, Inc., Class A	1,535	337,608
Western Union Co.	25,105	325,361
WEX, Inc.(1)	1,786	344,359
		12,325,191
Leisure Products — 0.3%
Brunswick Corp.	3,841	335,780
Hasbro, Inc.	5,862	322,469
		658,249
Life Sciences Tools and Services — 0.2%
IQVIA Holdings, Inc.(1)	1,600	333,552
Machinery — 0.8%
AGCO Corp.	2,465	347,097
Caterpillar, Inc.	1,419	339,922
Cummins, Inc.	1,350	328,158
Oshkosh Corp.	3,760	335,354
Parker-Hannifin Corp.	978	344,109
		1,694,640
Media — 2.1%
Charter Communications, Inc., Class A(1)	883	324,600
Comcast Corp., Class A	10,487	389,802
Fox Corp., Class A	10,666	373,523
Interpublic Group of Cos., Inc.	31,225	1,109,736
Nexstar Media Group, Inc., Class A	1,723	320,306
Omnicom Group, Inc.	19,795	1,792,833
		4,310,800
Metals and Mining — 1.1%
Commercial Metals Co.	6,074	314,329
Nucor Corp.	2,352	393,819
Reliance Steel & Aluminum Co.	1,381	342,267
Steel Dynamics, Inc.	3,581	451,600
United States Steel Corp.	23,787	728,596
		2,230,611
Multiline Retail — 0.5%
Macy's, Inc.	32,405	663,006
Target Corp.	2,124	357,894
		1,020,900
Multi-Utilities — 0.2%
Ameren Corp.	2,127	175,924
WEC Energy Group, Inc.	1,995	176,877
		352,801
Oil, Gas and Consumable Fuels — 7.8%
Antero Resources Corp.(1)	27,121	710,570
APA Corp.	8,919	342,311
Chesapeake Energy Corp.	4,237	342,392
Chevron Corp.	7,835	1,259,633
44

STOXX® U.S. Quality Value ETF
	Shares	Value
Chord Energy Corp.	2,783	$374,647
EOG Resources, Inc.	15,465	1,747,854
EQT Corp.	31,676	1,051,010
Exxon Mobil Corp.	14,393	1,581,935
HF Sinclair Corp.	17,653	877,707
Marathon Oil Corp.	13,447	338,192
Marathon Petroleum Corp.	2,750	339,900
Murphy Oil Corp.	8,782	342,674
Occidental Petroleum Corp.	5,780	338,477
Ovintiv, Inc.	23,128	989,185
PDC Energy, Inc.	10,905	731,834
Phillips 66	21,673	2,222,783
SM Energy Co.	23,279	686,963
Valero Energy Corp.	13,896	1,830,520
		16,108,587
Paper and Forest Products — 0.2%
Louisiana-Pacific Corp.	5,836	341,464
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co.	31,055	2,141,553
Johnson & Johnson	3,292	504,532
Merck & Co., Inc.	5,296	562,647
Organon & Co.	12,585	308,206
Pfizer, Inc.	119,500	4,848,114
		8,365,052
Professional Services — 0.6%
ASGN, Inc.(1)	3,778	335,486
CACI International, Inc., Class A(1)	1,125	329,625
KBR, Inc.	6,062	334,077
Robert Half International, Inc.	4,196	338,282
		1,337,470
Real Estate Management and Development — 0.7%
CBRE Group, Inc., Class A(1)	4,420	376,319
Jones Lang LaSalle, Inc.(1)	1,979	345,256
Zillow Group, Inc., Class C(1)	15,894	667,548
		1,389,123
Road and Rail — 0.8%
CSX Corp.	11,259	343,287
Norfolk Southern Corp.	1,521	341,951
Union Pacific Corp.	1,764	365,642
XPO, Inc.(1)	19,501	650,553
		1,701,433
Semiconductors and Semiconductor Equipment — 2.7%
Analog Devices, Inc.	1,838	337,218
Applied Materials, Inc.	3,058	355,187
Broadcom, Inc.	586	348,254
Lam Research Corp.	750	364,508
Microchip Technology, Inc.	4,563	369,740
ON Semiconductor Corp.(1)	21,491	1,663,618
Qorvo, Inc.(1)	3,520	355,133
QUALCOMM, Inc.	2,765	341,560
Skyworks Solutions, Inc.	3,720	415,040
45

STOXX® U.S. Quality Value ETF
	Shares	Value
Synaptics, Inc.(1)	5,701	$670,495
Texas Instruments, Inc.	1,989	341,014
		5,561,767
Software — 2.4%
Adobe, Inc.(1)	968	313,584
Check Point Software Technologies Ltd.(1)	2,722	336,766
Gen Digital, Inc.	16,407	320,100
Microsoft Corp.	12,083	3,013,742
Oracle Corp.	4,056	354,494
Salesforce, Inc.(1)	2,227	364,359
Zoom Video Communications, Inc., Class A(1)	4,601	343,189
		5,046,234
Specialty Retail — 3.3%
Advance Auto Parts, Inc.	2,351	340,801
AutoNation, Inc.(1)	7,042	961,303
Bath & Body Works, Inc.	8,797	359,533
Best Buy Co., Inc.	33,412	2,776,871
Dick's Sporting Goods, Inc.	5,569	716,341
Home Depot, Inc.	1,140	338,056
Lowe's Cos., Inc.	1,666	342,780
Williams-Sonoma, Inc.	7,874	983,620
		6,819,305
Technology Hardware, Storage and Peripherals — 3.7%
Apple, Inc.	20,270	2,988,001
Hewlett Packard Enterprise Co.	72,366	1,129,633
HP, Inc.	94,801	2,798,526
NetApp, Inc.	5,129	331,077
Seagate Technology Holdings PLC	5,086	328,352
		7,575,589
Textiles, Apparel and Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	13,648	676,532
Tapestry, Inc.	7,865	342,206
		1,018,738
Tobacco — 1.3%
Altria Group, Inc.	7,360	341,725
Philip Morris International, Inc.	25,299	2,461,593
		2,803,318
Trading Companies and Distributors — 0.2%
United Rentals, Inc.	764	357,957
TOTAL COMMON STOCKS (Cost $198,037,733)		205,879,371
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,045,310)	2,045,310	2,045,310
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $200,083,043)		207,924,681
OTHER ASSETS AND LIABILITIES — (0.6)%		(1,239,479)
TOTAL NET ASSETS — 100.0%		$206,685,202
46

STOXX® U.S. Quality Value ETF

NOTES TO SCHEDULE OF INVESTMENTS
(1)Non-income producing.

See Notes to Financial Statements.
47

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Assets
Investment securities, at value (cost of $8,130,986 and $20,298,065, respectively) — including $— and $448,896, respectively of securities on loan	$8,323,334	$18,902,590
Investment made with cash collateral received for securities on loan, at value (cost of $— and $458,313, respectively)	—	458,313
Total investment securities, at value (cost of $8,130,986 and $20,756,378, respectively)	8,323,334	19,360,903
Cash	—	975,192
Dividends and interest receivable	8,251	66,809
Securities lending receivable	—	693
	8,331,585	20,403,597

Liabilities
Payable for collateral received for securities on loan	—	458,313
Accrued management fees	1,922	4,962
	1,922	463,275

Net Assets	$8,329,663	$19,940,322

Shares outstanding (unlimited number of shares authorized)	195,000	500,000

Net Asset Value Per Share	$42.72	$39.88

Net Assets Consist of:
Capital paid in	$8,689,271	$24,596,077
Distributable earnings (loss)	(359,608)	(4,655,755)
	$8,329,663	$19,940,322

See Notes to Financial Statements.
48

FEBRUARY 28, 2023 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Assets
Investment securities, at value (cost of $183,198,751 and $31,807,441, respectively) — including $6,848,647 and $2,328,721, respectively of securities on loan	$198,329,469	$30,006,748
Investment made with cash collateral received for securities on loan, at value (cost of $4,589,313 and $2,388,570, respectively)	4,589,313	2,388,570
Total investment securities, at value (cost of $187,788,064 and $34,196,011, respectively)	202,918,782	32,395,318
Receivable for investments sold	233,870	2,506,800
Dividends and interest receivable	701,862	271,001
Securities lending receivable	2,662	5,738
	203,857,176	35,178,857

Liabilities
Foreign currency overdraft payable, at value (cost of $71 and $—, respectively)	71	—
Payable for collateral received for securities on loan	4,589,313	2,388,570
Payable for investments purchased	31,728	—
Payable for capital shares redeemed	—	2,185,344
Accrued management fees	60,443	10,230
	4,681,555	4,584,144

Net Assets	$199,175,621	$30,594,713

Shares outstanding (unlimited number of shares authorized)	4,700,000	840,000

Net Asset Value Per Share	$42.38	$36.42

Net Assets Consist of:
Capital paid in	$226,509,693	$33,181,236
Distributable earnings (loss)	(27,334,072)	(2,586,523)
	$199,175,621	$30,594,713

See Notes to Financial Statements.
49

FEBRUARY 28, 2023 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Assets
Investment securities, at value (cost of $308,078,960 and $200,083,043, respectively)	$321,041,990	$207,924,681
Receivable for investments sold	108,290,874	52,935,675
Receivable for capital shares sold	3,082,780	—
Dividends and interest receivable	615,896	545,321
	433,031,540	261,405,677

Liabilities
Payable for investments purchased	112,372,457	54,673,138
Accrued management fees	70,523	47,337
	112,442,980	54,720,475

Net Assets	$320,588,560	$206,685,202

Shares outstanding (unlimited number of shares authorized)	5,200,000	4,300,000

Net Asset Value Per Share	$61.65	$48.07

Net Assets Consist of:
Capital paid in	$361,665,481	$226,720,378
Distributable earnings (loss)	(41,076,921)	(20,035,176)
	$320,588,560	$206,685,202

See Notes to Financial Statements.
50

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Low Volatility ETF	Quality Convertible Securities ETF
Investment Income (Loss)
Income:
Dividends	$82,319	$134,175
Interest	779	178,712
Securities lending, net	—	739
	83,098	313,626
Expenses:
Management fees	11,712	37,440
Other expenses	5	—
	11,717	37,440

Net investment income (loss)	71,381	276,186

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(24,498)	(477,338)
Futures contract transactions	18,789	—
	(5,709)	(477,338)

Change in net unrealized appreciation (depreciation) on investments	261,448	24,547

Net realized and unrealized gain (loss)	255,739	(452,791)

Net Increase (Decrease) in Net Assets Resulting from Operations	$327,120	$(176,605)

See Notes to Financial Statements.
51

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Quality Diversified International ETF	Quality Preferred ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $226,168 and $737, respectively)	$2,384,723	$548,454
Interest	11,784	175,092
Securities lending, net	23,020	5,738
	2,419,527	729,284

Expenses:
Management fees	383,872	40,724
Other expenses	654	—
	384,526	40,724

Net investment income (loss)	2,035,001	688,560

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,126,811)	(177,640)
Foreign currency translation transactions	22,586	—
	(15,104,225)	(177,640)

Change in net unrealized appreciation (depreciation) on:
Investments	37,020,763	150,089
Translation of assets and liabilities in foreign currencies	15,477	—
	37,036,240	150,089

Net realized and unrealized gain (loss)	21,932,015	(27,551)

Net Increase (Decrease) in Net Assets Resulting from Operations	$23,967,016	$661,009

See Notes to Financial Statements.
52

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $— and $383, respectively)	$1,265,012	$3,270,038
Interest	9,474	13,400
Securities lending, net	174	228
	1,274,660	3,283,666
Expenses:
Management fees	391,339	295,643

Net investment income (loss)	883,321	2,988,023

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(6,332,030)	(6,170,550)
Change in net unrealized appreciation (depreciation) on investments	13,683,189	12,058,849

Net realized and unrealized gain (loss)	7,351,159	5,888,299

Net Increase (Decrease) in Net Assets Resulting from Operations	$8,234,480	$8,876,322

See Notes to Financial Statements.
53

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Low Volatility ETF		Quality Convertible Securities ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$71,381	$112,864	$276,186	$428,668
Net realized gain (loss)	(5,709)	(184,372)	(477,338)	(1,495,888)
Change in net unrealized appreciation (depreciation)	261,448	(853,772)	24,547	(2,374,184)
Net increase (decrease) in net assets resulting from operations	327,120	(925,280)	(176,605)	(3,441,404)

Distributions to Shareholders
From earnings	(67,646)	(98,904)	(457,068)	(478,670)

Capital Share Transactions
Proceeds from shares sold	1,941,149	4,872,033	15,851,222	10,241,059
Payments for shares redeemed	(1,321,272)	(2,830,681)	(19,943,974)	(7,753,296)
Other capital	—	—	28,562	26,490
Net increase (decrease) in net assets from capital share transactions	619,877	2,041,352	(4,064,190)	2,514,253

Net increase (decrease) in net assets	879,351	1,017,168	(4,697,863)	(1,405,821)

Net Assets
Beginning of period	7,450,312	6,433,144	24,638,185	26,044,006
End of period	$8,329,663	$7,450,312	$19,940,322	$24,638,185

Transactions in Shares of the Funds
Sold	45,000	105,000	400,000	220,000
Redeemed	(30,000)	(60,000)	(500,000)	(160,000)
Net increase (decrease) in shares of the funds	15,000	45,000	(100,000)	60,000

See Notes to Financial Statements.
54

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Quality Diversified International ETF		Quality Preferred ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$2,035,001	$6,631,579	$688,560	$951,620
Net realized gain (loss)	(15,104,225)	(20,740,480)	(177,640)	(562,701)
Change in net unrealized appreciation (depreciation)	37,036,240	(46,399,437)	150,089	(2,353,989)
Net increase (decrease) in net assets resulting from operations	23,967,016	(60,508,338)	661,009	(1,965,070)

Distributions to Shareholders
From earnings	(3,133,200)	(6,315,055)	(708,936)	(961,361)

Capital Share Transactions
Proceeds from shares sold	25,526,199	69,646,490	21,309,972	11,206,587
Payments for shares redeemed	(37,433,769)	(20,994,370)	(13,077,504)	(8,412,358)
Other capital	—	—	16,366	11,268
Net increase (decrease) in net assets from capital share transactions	(11,907,570)	48,652,120	8,248,834	2,805,497

Net increase (decrease) in net assets	8,926,246	(18,171,273)	8,200,907	(120,934)

Net Assets
Beginning of period	190,249,375	208,420,648	22,393,806	22,514,740
End of period	$199,175,621	$190,249,375	$30,594,713	$22,393,806

Transactions in Shares of the Funds
Sold	650,000	1,400,000	585,000	285,000
Redeemed	(900,000)	(400,000)	(360,000)	(210,000)
Net increase (decrease) in shares of the funds	(250,000)	1,000,000	225,000	75,000

See Notes to Financial Statements.
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SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	STOXX® U.S. Quality Growth ETF		STOXX® U.S. Quality Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$883,321	$1,042,873	$2,988,023	$5,092,107
Net realized gain (loss)	(6,332,030)	(22,578,679)	(6,170,550)	14,286,072
Change in net unrealized appreciation (depreciation)	13,683,189	(33,328,949)	12,058,849	(37,284,433)
Net increase (decrease) in net assets resulting from operations	8,234,480	(54,864,755)	8,876,322	(17,906,254)

Distributions to Shareholders
From earnings	(609,278)	(911,250)	(3,040,440)	(4,592,625)

Capital Share Transactions
Proceeds from shares sold	107,188,738	145,371,800	16,919,862	91,853,363
Payments for shares redeemed	(53,358,343)	(88,984,655)	(19,715,095)	(120,929,370)
Net increase (decrease) in net assets from capital share transactions	53,830,395	56,387,145	(2,795,233)	(29,076,007)

Net increase (decrease) in net assets	61,455,597	611,140	3,040,649	(51,574,886)

Net Assets
Beginning of period	259,132,963	258,521,823	203,644,553	255,219,439
End of period	$320,588,560	$259,132,963	$206,685,202	$203,644,553

Transactions in Shares of the Funds
Sold	1,775,000	2,125,000	350,000	1,825,000
Redeemed	(875,000)	(1,250,000)	(400,000)	(2,400,000)
Net increase (decrease) in shares of the funds	900,000	875,000	(50,000)	(575,000)

See Notes to Financial Statements.
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Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. American Century Low Volatility ETF (Low Volatility ETF), American Century Quality Convertible Securities ETF (Quality Convertible Securities ETF), American Century Quality Diversified International ETF (Quality Diversified International ETF), American Century Quality Preferred ETF (Quality Preferred ETF), American Century STOXX® U.S. Quality Growth ETF (STOXX® U.S. Quality Growth ETF) and American Century STOXX® U.S. Quality Value ETF (STOXX® U.S. Quality Value ETF) are six funds in a series issued by the trust. Low Volatility ETF’s investment objective is to seek capital appreciation. Quality Convertible Securities ETF’s investment objective is to seek total return. Quality Preferred ETF's investment objective is to seek current income and capital appreciation. Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF's investment objectives are to seek to provide investment results that closely correspond, before fees and expenses, to the performance of each fund's underlying index. Shares of Low Volatility ETF, Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are listed for trading on the NYSE Arca, Inc. Shares of Quality Convertible Securities ETF and Quality Preferred ETF are listed for trading on the Cboe BZX Exchange, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and convertible bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.
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Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. For convertible bonds, the premiums attributable only to the debt instrument are amortized. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

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Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly for Quality Convertible Securities ETF and Quality Preferred ETF. Distributions from net investment income, if any, are generally declared and paid quarterly for Low Volatility ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF. Distributions from net investment income, if any, are generally declared and paid semiannually for Quality Diversified International ETF. Distributions from net realized gains, if any, are generally declared and paid annually for all funds. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Quality Convertible Securities ETF
Convertible Bonds	$365,262	—	—	—	$365,262
Convertible Preferred Stocks	93,051	—	—	—	93,051
Total Borrowings	$458,313	—	—	—	$458,313
Gross amount of recognized liabilities for securities lending transactions					$458,313

Quality Diversified International ETF
Common Stocks	$4,589,313	—	—	—	$4,589,313
Gross amount of recognized liabilities for securities lending transactions					$4,589,313

Quality Preferred ETF
Preferred Stocks	$2,388,570	—	—	—	$2,388,570
Gross amount of recognized liabilities for securities lending transactions					$2,388,570
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

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3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Strategic Asset Allocations, Inc. own, in aggregate, 36%, 22% and 49% of the shares of Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF, respectively. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 30% of the shares of Low Volatility ETF. ACIM owns 51% of the shares of Low Volatility ETF. Related parties do not invest in the funds for the purpose of exercising management or control.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.
The annual management fee for each fund is as follows:

Annual Management Fee
Low Volatility ETF	0.29%
Quality Convertible Securities ETF	0.32%
Quality Diversified International ETF	0.39%
Quality Preferred ETF	0.32%
STOXX® U.S. Quality Growth ETF	0.29%
STOXX® U.S. Quality Value ETF	0.29%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF	Quality Preferred ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Purchases	$7,382,278	$9,513,205	$157,126,540	$5,587,755	$265,809,762	$169,929,031
Sales	$7,581,967	$6,924,413	$145,170,226	$4,729,478	$264,892,797	$166,808,721

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Low Volatility ETF	$1,820,575	$972,857	$174,322
Quality Convertible Securities ETF	$10,485,236	$18,086,772	$504,312
Quality Diversified International ETF	$9,584,842	$33,130,260	$6,282,764
Quality Preferred ETF	$15,335,375	$9,358,100	$64,672
STOXX® U.S. Quality Growth ETF	$105,246,292	$51,960,879	$8,350,726
STOXX® U.S. Quality Value ETF	$15,566,366	$19,336,988	$3,768,316
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

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5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Low Volatility ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$8,281,328	—	—
Short-Term Investments	42,006	—	—
	$8,323,334	—	—

Quality Convertible Securities ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Convertible Bonds	—	$14,306,014	—
Convertible Preferred Stocks	$192,222	2,961,743	—
Common Stocks	522,018	—	—
Short-Term Investments	1,378,906	—	—
	$2,093,146	$17,267,757	—

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Quality Diversified International ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,763,770	$194,292,147	—
Short-Term Investments	4,862,865	—	—
	$8,626,635	$194,292,147	—

Quality Preferred ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Preferred Stocks	$20,149,230	$4,797,536	—
Corporate Bonds	—	1,305,337	—
Convertible Preferred Stocks	284,416	907,037	—
Common Stocks	344,961	—	—
Short-Term Investments	4,606,801	—	—
	$25,385,408	$7,009,910	—

STOXX® U.S. Quality Growth ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$319,947,332	—	—
Short-Term Investments	1,094,658	—	—
	$321,041,990	—	—

STOXX® U.S. Quality Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$205,879,371	—	—
Short-Term Investments	2,045,310	—	—
	$207,924,681	—	—

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing their investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

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The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Sold
Low Volatility ETF	$263,565

At period end, Low Volatility ETF did not have any derivative instruments disclosed on the Statement of Assets and Liabilities.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Low Volatility ETF
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$18,789	Change in net unrealized appreciation (depreciation) on futures contracts	—

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Quality Diversified International ETF, STOXX® U.S. Quality Growth ETF and STOXX® U.S. Quality Value ETF are not actively managed and do not attempt to take defensive positions under any market conditions, including declining markets. Therefore, the funds generally will not buy or sell securities unless they are added or removed from their respective indexes, even if the security is underperforming. If the funds' respective indexes have high portfolio turnover, the funds may also have high portfolio turnover.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Low Volatility ETF	Quality Convertible Securities ETF	Quality Diversified International ETF
Federal tax cost of investments	$8,205,303	$20,795,611	$188,979,719
Gross tax appreciation of investments	$344,833	$399,131	$21,517,853
Gross tax depreciation of investments	(226,802)	(1,833,839)	(7,578,790)
Net tax appreciation (depreciation) of investments	$118,031	$(1,434,708)	$13,939,063

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	Quality Preferred ETF	STOXX® U.S. Quality Growth ETF	STOXX® U.S. Quality Value ETF
Federal tax cost of investments	$34,343,068	$309,233,605	$204,825,457
Gross tax appreciation of investments	$50,143	$17,281,022	$8,911,489
Gross tax depreciation of investments	(1,997,893)	(5,472,637)	(5,812,265)
Net tax appreciation (depreciation) of investments	$(1,947,750)	$11,808,385	$3,099,224

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Low Volatility ETF	$(535,074)	—
Quality Convertible Securities ETF	$(2,193,909)	$(375,354)
Quality Diversified International ETF	$(23,998,183)	$(2,425,958)
Quality Preferred ETF	$(709,178)	$(60,171)
STOXX® U.S. Quality Growth ETF	$(43,024,224)	$(3,532,154)
STOXX® U.S. Quality Value ETF	$(19,318,289)	$(1,378,509)

10. Corporate Event

Effective May 31, 2023, American Century STOXX® U.S Quality Growth ETF and American Century STOXX® U.S. Quality Value ETF will be renamed American Century U.S Quality Growth ETF and American Century U.S. Quality Value ETF, respectively.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Low Volatility ETF
2023(4)	$41.39	0.37	1.31	1.68	(0.35)	$42.72	4.07%	0.29%(5)	1.77%(5)	92%	$8,330
2022	$47.65	0.68	(6.35)	(5.67)	(0.59)	$41.39	(11.98)%	0.29%	1.52%	167%	$7,450
2021(6)	$39.84	0.34	7.70	8.04	(0.23)	$47.65	20.26%	0.29%(5)	1.24%(5)	61%	$6,433

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)January 12, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Convertible Securities ETF
2023(4)	$41.06	0.47	(0.91)	(0.44)	(0.79)	0.05	$39.88	(0.91)%	0.32%(5)	2.36%(5)	34%	$19,940
2022	$48.23	0.80	(7.10)	(6.30)	(0.92)	0.05	$41.06	(13.13)%	0.32%	1.79%	64%	$24,638
2021(6)	$50.00	0.39	(1.95)	(1.56)	(0.25)	0.04	$48.23	(3.03)%	0.32%(5)	1.53%(5)	110%	$26,044

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Diversified International ETF
2023(4)	$38.43	0.40	4.15	4.55	(0.60)	$42.38	11.91%	0.39%(5)	2.07%(5)	74%	$199,176
2022	$52.76	1.45	(14.40)	(12.95)	(1.38)	$38.43	(24.82)%	0.39%	3.15%	108%	$190,249
2021	$43.09	1.17	9.56	10.73	(1.06)	$52.76	25.04%	0.39%	2.37%	107%	$208,421
2020	$37.44	0.78	5.42	6.20	(0.55)	$43.09	16.67%	0.39%	2.00%	118%	$101,271
2019(6)	$39.85	0.98	(2.69)	(1.71)	(0.70)	$37.44	(4.32)%	0.39%(5)	2.67%(5)	119%	$18,719

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Quality Preferred ETF
2023(4)	$36.41	0.95	0.13	1.08	(1.09)	0.02	$36.42	3.17%	0.32%(5)	5.41%(5)	20%	$30,595
2022	$41.69	1.78	(5.29)	(3.51)	(1.79)	0.02	$36.41	(8.58)%	0.32%	4.59%	51%	$22,394
2021(6)	$40.00	1.01	1.48	2.49	(0.83)	0.03	$41.69	6.35%	0.32%(5)	4.59%(5)	61%	$22,515

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)February 16, 2021 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Growth ETF
2023(4)	$60.26	0.19	1.34	1.53	(0.14)	$61.65	2.54%	0.29%(5)	0.65%(5)	97%	$320,589
2022	$75.48	0.30	(15.26)	(14.96)	(0.26)	$60.26	(19.83)%	0.29%	0.45%	153%	$259,133
2021	$55.96	0.23	19.44	19.67	(0.15)	$75.48	35.20%	0.29%	0.36%	162%	$258,522
2020	$41.84	0.18	14.11	14.29	(0.17)	$55.96	34.30%	0.29%	0.39%	180%	$215,439
2019(6)	$40.15	0.18	1.64	1.82	(0.13)	$41.84	4.57%	0.29%(5)	0.48%(5)	191%	$21,964

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 10, 2018 (fund inception) through August 31, 2019.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
STOXX® U.S. Quality Value ETF
2023(4)	$46.81	0.69	1.27	1.96	(0.70)	$48.07	4.24%	0.29%(5)	2.93%(5)	82%	$206,685
2022	$51.82	1.19	(5.14)	(3.95)	(1.06)	$46.81	(7.70)%	0.29%	2.36%	118%	$203,645
2021	$38.76	0.83	13.02	13.85	(0.79)	$51.82	36.16%	0.29%	1.81%	147%	$255,219
2020	$39.21	1.02	(0.47)	0.55	(1.00)	$38.76	1.55%	0.29%	2.66%	178%	$137,598
2019	$41.66	1.15	(2.68)	(1.53)	(0.92)	$39.21	(3.60)%	0.29%	2.94%	190%	$30,391
2018(6)	$40.37	0.55	1.11	1.66	(0.37)	$41.66	4.16%	0.29%(5)	2.17%(5)	77%	$7,291

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)January 11, 2018 (fund inception) through August 31, 2018.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

71

Notes
72

Contact Us	americancenturyetfs.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96949 2304

Semiannual Report

February 28, 2023

Avantis® Inflation Focused Equity ETF (AVIE)
Avantis® Real Estate ETF (AVRE)
Avantis® U.S. Equity ETF (AVUS)
Avantis® U.S. Large Cap Value ETF (AVLV)
Avantis® U.S. Small Cap Equity ETF (AVSC)
Avantis® U.S. Small Cap Value ETF (AVUV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis Inflation Focused Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.2%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	23.0%
Insurance	10.6%
Biotechnology	10.0%
Pharmaceuticals	9.0%
Health Care Providers and Services	8.8%

3

Fund Characteristics

FEBRUARY 28, 2023

Avantis Real Estate ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Rights	—*
Short-Term Investments	0.3%
Other Assets and Liabilities	0.1%
*Category is less than 0.05% of total net assets.

Top Five Sectors	% of net assets
Specialized REITs	26.1%
Industrial REITs	17.6%
Retail REITs	17.5%
Residential REITs	13.3%
Diversified REITs	8.6%

4

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Rights	—*
Short-Term Investments	0.3%
Other Assets and Liabilities	(0.2)%
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.1%
Banks	6.2%
Software	5.4%
Semiconductors and Semiconductor Equipment	4.8%
Technology Hardware, Storage and Peripherals	4.6%

5

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	15.6%
Semiconductors and Semiconductor Equipment	6.3%
Pharmaceuticals	6.3%
Banks	6.2%
Insurance	5.7%

6

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Small Cap Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.1%
Other Assets and Liabilities	0.1%

Top Five Industries	% of net assets
Banks	14.5%
Biotechnology	5.5%
Oil, Gas and Consumable Fuels	4.8%
Machinery	3.8%
Specialty Retail	3.7%

7

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.9%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.7)%

Top Five Industries	% of net assets
Banks	15.7%
Oil, Gas and Consumable Fuels	12.0%
Specialty Retail	6.5%
Trading Companies and Distributors	5.6%
Thrifts and Mortgage Finance	4.7%

8

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Inflation Focused Equity ETF
Actual	$1,000	$1,139.40	$1.14(2)	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
Avantis Real Estate ETF
Actual	$1,000	$958.50	$0.83	0.17%
Hypothetical	$1,000	$1,023.95	$0.85	0.17%
Avantis U.S. Equity ETF
Actual	$1,000	$1,040.60	$0.76	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis U.S. Large Cap Value ETF
Actual	$1,000	$1,076.50	$0.77	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis U.S. Small Cap Equity ETF
Actual	$1,000	$1,082.80	$1.29	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
Avantis U.S. Small Cap Value ETF
Actual	$1,000	$1,103.50	$1.30	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 155, the number of days in the period from September 27, 2022 (fund inception) through February 28, 2023, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.

10

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Inflation Focused Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Beverages — 7.9%
Boston Beer Co., Inc., Class A(1)	51	$16,514
Brown-Forman Corp., Class A	230	14,932
Brown-Forman Corp., Class B	1,357	88,029
Celsius Holdings, Inc.(1)	230	20,884
Coca-Cola Co.	10,543	627,414
Coca-Cola Consolidated, Inc.	23	12,807
Constellation Brands, Inc., Class A	529	118,337
Duckhorn Portfolio, Inc.(1)	230	3,507
Keurig Dr Pepper, Inc.	2,622	90,590
MGP Ingredients, Inc.	93	9,434
Molson Coors Beverage Co., Class B	897	47,711
Monster Beverage Corp.(1)	1,380	140,429
National Beverage Corp.(1)	161	7,511
PepsiCo, Inc.	4,741	822,706
Vintage Wine Estates, Inc.(1)	92	141
Vita Coco Co., Inc.(1)	184	3,111
		2,024,057
Biotechnology — 10.0%
AbbVie, Inc.	3,331	512,641
Alkermes PLC(1)	585	15,643
Alnylam Pharmaceuticals, Inc.(1)	460	88,067
Amgen, Inc.	1,500	347,490
Apellis Pharmaceuticals, Inc.(1)	414	27,109
Biogen, Inc.(1)	506	136,549
BioMarin Pharmaceutical, Inc.(1)	690	68,717
Cerevel Therapeutics Holdings, Inc.(1)	230	6,139
CRISPR Therapeutics AG(1)	322	15,881
Cytokinetics, Inc.(1)	437	18,948
Denali Therapeutics, Inc.(1)	26	706
Exact Sciences Corp.(1)	345	21,504
Exelixis, Inc.(1)	1,012	17,285
Gilead Sciences, Inc.	4,280	344,669
Halozyme Therapeutics, Inc.(1)	667	32,009
Horizon Therapeutics PLC(1)	437	47,847
Incyte Corp.(1)	621	47,805
Intellia Therapeutics, Inc.(1)	230	9,239
Ionis Pharmaceuticals, Inc.(1)	644	23,120
Karuna Therapeutics, Inc.(1)	115	22,933
Moderna, Inc.(1)	956	132,702
Natera, Inc.(1)	126	6,117
Neurocrine Biosciences, Inc.(1)	391	40,312
Regeneron Pharmaceuticals, Inc.(1)	253	192,386
Sarepta Therapeutics, Inc.(1)	391	47,753
Seagen, Inc.(1)	483	86,790
United Therapeutics Corp.(1)	230	56,589
11

Avantis Inflation Focused Equity ETF
	Shares	Value
Vertex Pharmaceuticals, Inc.(1)	714	$207,267
		2,574,217
Chemicals — 4.7%
AdvanSix, Inc.	138	5,679
American Vanguard Corp.	253	5,280
Cabot Corp.	529	42,071
CF Industries Holdings, Inc.	1,587	136,307
Chemours Co.	1,679	57,388
Corteva, Inc.	3,367	209,730
Dow, Inc.	3,703	211,812
FMC Corp.	552	71,291
Hawkins, Inc.	138	5,612
Huntsman Corp.	805	23,619
Intrepid Potash, Inc.(1)	69	2,185
Koppers Holdings, Inc.	115	4,127
Kronos Worldwide, Inc.	230	2,597
LSB Industries, Inc.(1)	230	3,126
LyondellBasell Industries NV, Class A	1,610	154,544
Mativ Holdings, Inc.	253	6,555
Mosaic Co.	1,771	94,200
Olin Corp.	1,196	69,069
Origin Materials, Inc.(1)	598	2,870
Orion Engineered Carbons SA	437	11,144
PureCycle Technologies, Inc.(1)	943	6,016
Trinseo PLC	161	3,732
Tronox Holdings PLC, Class A	598	9,329
Valvoline, Inc.	1,311	46,147
Westlake Corp.	184	21,922
		1,206,352
Diversified Financial Services — 5.0%
Berkshire Hathaway, Inc., Class B(1)	4,186	1,277,484
Cannae Holdings, Inc.(1)	645	14,564
		1,292,048
Energy Equipment and Services — 4.3%
Archrock, Inc.	1,374	15,210
Baker Hughes Co.	3,865	118,269
Bristow Group, Inc.(1)	147	4,004
Cactus, Inc., Class A	424	19,483
ChampionX Corp.	1,523	46,558
Core Laboratories NV	184	4,392
Diamond Offshore Drilling, Inc.(1)	1,035	12,296
DMC Global, Inc.(1)	161	4,310
Dril-Quip, Inc.(1)	279	9,556
Expro Group Holdings NV(1)	695	15,797
Halliburton Co.	3,673	133,073
Helix Energy Solutions Group, Inc.(1)	1,428	11,824
Helmerich & Payne, Inc.	736	30,971
KLX Energy Services Holdings, Inc.(1)	95	1,215
Liberty Energy, Inc., Class A	1,357	20,694
Nabors Industries Ltd.(1)	69	10,371
National Energy Services Reunited Corp.(1)	414	2,674
12

Avantis Inflation Focused Equity ETF
	Shares	Value
Newpark Resources, Inc.(1)	327	$1,449
NexTier Oilfield Solutions, Inc.(1)	1,679	15,329
Nine Energy Service, Inc.(1)	141	1,354
Noble Corp. PLC(1)	737	30,726
NOV, Inc.	2,576	56,363
Oceaneering International, Inc.(1)	762	15,918
Oil States International, Inc.(1)	255	2,328
Patterson-UTI Energy, Inc.	1,610	22,057
ProFrac Holding Corp., Class A(1)	207	3,960
ProPetro Holding Corp.(1)	838	7,383
RPC, Inc.	674	5,911
Schlumberger Ltd.	5,198	276,586
Select Energy Services, Inc., Class A	368	2,731
Solaris Oilfield Infrastructure, Inc., Class A	253	2,259
TechnipFMC PLC(1)	3,979	60,839
TETRA Technologies, Inc.(1)	920	3,275
Tidewater, Inc.(1)	420	20,513
Transocean Ltd.(1)	5,467	38,214
US Silica Holdings, Inc.(1)	437	5,305
Valaris Ltd.(1)	437	29,388
Weatherford International PLC(1)	531	35,375
		1,097,960
Equity Real Estate Investment Trusts (REITs) — 0.7%
PotlatchDeltic Corp.	460	21,234
Rayonier, Inc.	828	27,804
Weyerhaeuser Co.	3,910	122,187
		171,225
Food Products — 1.6%
Alico, Inc.	92	2,368
Archer-Daniels-Midland Co.	2,806	223,357
Bunge Ltd.	828	79,074
Darling Ingredients, Inc.(1)	989	62,574
Fresh Del Monte Produce, Inc.	345	10,792
Ingredion, Inc.	437	43,438
		421,603
Health Care Providers and Services — 8.8%
AdaptHealth Corp.(1)	391	6,252
Alignment Healthcare, Inc.(1)	529	5,258
AmerisourceBergen Corp.	713	110,914
Cardinal Health, Inc.	1,403	106,221
Centene Corp.(1)	2,300	157,320
Elevance Health, Inc.	736	345,677
HealthEquity, Inc.(1)	391	25,482
Henry Schein, Inc.(1)	414	32,421
Humana, Inc.	506	250,480
McKesson Corp.	529	185,050
Molina Healthcare, Inc.(1)	322	88,656
Owens & Minor, Inc.(1)	207	3,173
Patterson Cos., Inc.	437	11,589
Progyny, Inc.(1)	377	14,160
UnitedHealth Group, Inc.	1,960	932,843
		2,275,496
13

Avantis Inflation Focused Equity ETF
	Shares	Value
Household Products — 6.7%
Central Garden & Pet Co.(1)	69	$2,795
Central Garden & Pet Co., Class A(1)	276	10,607
Church & Dwight Co., Inc.	1,081	90,566
Clorox Co.	828	128,704
Colgate-Palmolive Co.	4,365	319,954
Energizer Holdings, Inc.	483	17,499
Kimberly-Clark Corp.	1,989	248,724
Procter & Gamble Co.	6,407	881,347
Reynolds Consumer Products, Inc.	345	9,467
Spectrum Brands Holdings, Inc.	207	13,252
WD-40 Co.	92	15,956
		1,738,871
Insurance — 10.6%
Aflac, Inc.	2,474	168,603
Allstate Corp.	805	103,668
Ambac Financial Group, Inc.(1)	322	5,329
American Equity Investment Life Holding Co.	368	15,327
American Financial Group, Inc.	345	46,268
American International Group, Inc.	2,415	147,581
AMERISAFE, Inc.	92	5,018
Arch Capital Group Ltd.(1)	1,748	122,360
Argo Group International Holdings Ltd.	115	3,341
Assurant, Inc.	184	23,440
Assured Guaranty Ltd.	230	14,354
Axis Capital Holdings Ltd.	414	25,138
Brighthouse Financial, Inc.(1)	391	22,611
Chubb Ltd.	1,104	232,966
Cincinnati Financial Corp.	391	47,194
CNA Financial Corp.	92	4,028
CNO Financial Group, Inc.	391	10,017
Donegal Group, Inc., Class A	161	2,474
Employers Holdings, Inc.	161	7,150
Enstar Group Ltd.(1)	23	5,624
Erie Indemnity Co., Class A	138	32,484
Everest Re Group Ltd.	184	70,650
F&G Annuities & Life, Inc.	49	998
Fidelity National Financial, Inc.	828	33,004
First American Financial Corp.	345	19,589
Genworth Financial, Inc., Class A(1)	3,335	20,777
Globe Life, Inc.	414	50,380
Greenlight Capital Re Ltd., A Shares(1)	299	2,745
Hanover Insurance Group, Inc.	115	16,040
Hartford Financial Services Group, Inc.	1,518	118,829
Horace Mann Educators Corp.	184	6,801
James River Group Holdings Ltd.	207	4,989
Kemper Corp.	259	15,954
Kinsale Capital Group, Inc.	115	36,650
Lemonade, Inc.(1)	138	2,249
Lincoln National Corp.	437	13,862
Loews Corp.	759	46,367
14

Avantis Inflation Focused Equity ETF
	Shares	Value
Markel Corp.(1)	23	$30,587
MBIA, Inc.(1)	253	3,489
Mercury General Corp.	92	3,133
MetLife, Inc.	1,955	140,232
Old Republic International Corp.	1,472	38,817
Oscar Health, Inc., Class A(1)	483	2,676
Palomar Holdings, Inc.(1)	138	8,280
Primerica, Inc.	230	44,146
Principal Financial Group, Inc.	1,156	103,531
ProAssurance Corp.	230	4,575
Progressive Corp.	1,748	250,873
Prudential Financial, Inc.	1,127	112,700
Reinsurance Group of America, Inc.	414	59,811
RenaissanceRe Holdings Ltd.	184	39,542
RLI Corp.	207	28,547
Safety Insurance Group, Inc.	92	7,423
Selective Insurance Group, Inc.	230	23,352
SiriusPoint Ltd.(1)	506	3,593
Stewart Information Services Corp.	92	3,909
Tiptree, Inc.	230	3,703
Travelers Cos., Inc.	920	170,310
Trupanion, Inc.(1)	92	5,463
United Fire Group, Inc.	138	3,938
Universal Insurance Holdings, Inc.	230	4,446
Unum Group	1,196	53,282
W R Berkley Corp.	851	56,328
White Mountains Insurance Group Ltd.	23	33,202
		2,744,747
Metals and Mining — 5.6%
Alcoa Corp.	759	37,146
Alpha Metallurgical Resources, Inc.	184	30,864
Arconic Corp.(1)	782	20,676
ATI, Inc.(1)	989	40,203
Carpenter Technology Corp.	374	18,075
Century Aluminum Co.(1)	391	4,719
Cleveland-Cliffs, Inc.(1)	2,346	50,040
Coeur Mining, Inc.(1)	2,212	6,901
Commercial Metals Co.	1,035	53,561
Compass Minerals International, Inc.	138	5,317
Freeport-McMoRan, Inc.	6,112	250,409
Gatos Silver, Inc.(1)	360	1,454
Haynes International, Inc.	115	6,292
Hecla Mining Co.	3,612	18,602
Kaiser Aluminum Corp.	69	5,473
Materion Corp.	161	17,981
MP Materials Corp.(1)	391	13,685
Newmont Corp.	3,127	136,369
Nucor Corp.	1,863	311,941
Olympic Steel, Inc.	115	6,038
Piedmont Lithium, Inc.(1)	92	5,971
Ramaco Resources, Inc.	276	2,746
15

Avantis Inflation Focused Equity ETF
	Shares	Value
Reliance Steel & Aluminum Co.	414	$102,606
Royal Gold, Inc.	370	43,952
Ryerson Holding Corp.	138	4,958
Schnitzer Steel Industries, Inc., Class A	138	4,511
Steel Dynamics, Inc.	1,380	174,032
SunCoke Energy, Inc.	947	9,006
TimkenSteel Corp.(1)	303	5,542
Tredegar Corp.	253	2,940
United States Steel Corp.	1,035	31,702
Warrior Met Coal, Inc.	460	17,604
Worthington Industries, Inc.	230	13,901
		1,455,217
Oil, Gas and Consumable Fuels — 23.0%
Antero Midstream Corp.	1,449	15,272
Antero Resources Corp.(1)	1,472	38,566
APA Corp.	1,380	52,964
Arch Resources, Inc.	115	18,095
Ardmore Shipping Corp.	253	4,592
Berry Corp.	322	3,036
California Resources Corp.	345	14,559
Callon Petroleum Co.(1)	161	6,240
Centrus Energy Corp., Class A(1)	69	3,092
Cheniere Energy, Inc.	805	126,659
Chesapeake Energy Corp.	621	50,183
Chevron Corp.	4,830	776,519
Chord Energy Corp.	207	27,866
Civitas Resources, Inc.	322	22,595
Clean Energy Fuels Corp.(1)	736	4,122
CNX Resources Corp.(1)	759	11,651
Comstock Resources, Inc.	575	6,981
ConocoPhillips	4,278	442,131
CONSOL Energy, Inc.	184	10,070
Coterra Energy, Inc.	3,841	95,910
Crescent Energy Co., Class A	184	2,123
CVR Energy, Inc.	184	5,838
Delek US Holdings, Inc.	368	9,263
Denbury, Inc.(1)	230	19,175
Devon Energy Corp.	2,967	159,981
DHT Holdings, Inc.	782	9,048
Diamondback Energy, Inc.	736	103,467
Dorian LPG Ltd.	184	4,039
DT Midstream, Inc.	437	21,937
Earthstone Energy, Inc., Class A(1)	276	3,850
EnLink Midstream LLC(1)	1,219	13,726
Enviva, Inc.	26	1,133
EOG Resources, Inc.	2,070	233,951
EQT Corp.	1,794	59,525
Equitrans Midstream Corp.	2,668	16,088
Excelerate Energy, Inc., Class A	115	2,485
Exxon Mobil Corp.	11,983	1,317,052
Gevo, Inc.(1)	1,058	1,957
16

Avantis Inflation Focused Equity ETF
	Shares	Value
Green Plains, Inc.(1)	299	$10,366
Gulfport Energy Corp.(1)	46	3,042
Hess Corp.	1,196	161,101
Hess Midstream LP, Class A	207	5,676
HF Sinclair Corp.	897	44,599
HighPeak Energy, Inc.	115	3,076
International Seaways, Inc.	276	14,197
Kimbell Royalty Partners LP	276	4,259
Kinder Morgan, Inc.	5,750	98,095
Kinetik Holdings, Inc.	69	2,053
Kosmos Energy Ltd.(1)	2,323	18,282
Magnolia Oil & Gas Corp., Class A	851	18,594
Marathon Oil Corp.	2,990	75,199
Marathon Petroleum Corp.	2,116	261,538
Matador Resources Co.	575	30,929
Murphy Oil Corp.	552	21,539
New Fortress Energy, Inc.	207	6,829
NextDecade Corp.(1)	104	734
Nordic American Tankers Ltd.	1,196	5,298
Northern Oil & Gas, Inc.	299	9,281
Occidental Petroleum Corp.	2,829	165,666
ONEOK, Inc.	1,518	99,353
Ovintiv, Inc.	1,173	50,169
Par Pacific Holdings, Inc.(1)	299	8,306
PBF Energy, Inc., Class A	690	30,160
PDC Energy, Inc.	414	27,784
Peabody Energy Corp.(1)	575	15,698
Permian Resources Corp.	782	8,453
Phillips 66	2,019	207,069
Pioneer Natural Resources Co.	736	147,502
Plains GP Holdings LP, Class A	989	13,757
Range Resources Corp.	1,426	38,416
Ranger Oil Corp., Class A	115	4,773
REX American Resources Corp.(1)	92	3,037
SandRidge Energy, Inc.(1)	207	3,020
Scorpio Tankers, Inc.	299	18,048
SFL Corp. Ltd.	575	5,934
SilverBow Resources, Inc.(1)	115	2,831
Sitio Royalties Corp., Class A	423	9,945
SM Energy Co.	667	19,683
Southwestern Energy Co.(1)	6,670	35,351
Talos Energy, Inc.(1)	437	7,783
Targa Resources Corp.	966	71,581
Teekay Corp.(1)	667	4,162
Teekay Tankers Ltd., Class A(1)	138	6,231
Tellurian, Inc.(1)	2,116	3,153
Texas Pacific Land Corp.	23	40,944
Uranium Energy Corp.(1)	736	2,723
Valero Energy Corp.	1,748	230,264
Viper Energy Partners LP	322	9,219
Vital Energy, Inc.(1)	92	4,728
17

Avantis Inflation Focused Equity ETF
	Shares	Value
W&T Offshore, Inc.(1)	483	$2,710
Williams Cos., Inc.	3,749	112,845
World Fuel Services Corp.	253	6,945
		5,928,671
Pharmaceuticals — 9.0%
Bristol-Myers Squibb Co.	3,749	258,531
Catalent, Inc.(1)	345	23,536
Elanco Animal Health, Inc.(1)	529	6,068
Eli Lilly & Co.	1,426	443,800
Intra-Cellular Therapies, Inc.(1)	138	6,766
Jazz Pharmaceuticals PLC(1)	161	22,604
Johnson & Johnson	3,565	546,372
Merck & Co., Inc.	4,922	522,913
Organon & Co.	391	9,575
Perrigo Co. PLC	369	13,908
Pfizer, Inc.	7,797	316,324
Royalty Pharma PLC, Class A	759	27,210
Viatris, Inc.	3,174	36,184
Zoetis, Inc.	568	94,856
		2,328,647
Specialty Retail†
GrowGeneration Corp.(1)	141	597
Tobacco — 1.8%
Philip Morris International, Inc.	4,506	438,434
Universal Corp.	138	6,981
Vector Group Ltd.	861	11,426
		456,841
TOTAL COMMON STOCKS (Cost $26,583,385)		25,716,549
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $24,034)	24,034	24,034
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $26,607,419)		25,740,583
OTHER ASSETS AND LIABILITIES — 0.2%		49,167
TOTAL NET ASSETS — 100.0%		$25,789,750

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
18

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Real Estate ETF
	Shares	Value
COMMON STOCKS — 99.6%
Diversified REITs — 8.6%
Abacus Property Group	108,685	$207,071
Abrdn Property Income Trust Ltd.	61,481	45,903
Activia Properties, Inc.	12	34,586
AEW UK REIT PLC	31,118	36,623
Alarko Gayrimenkul Yatirim Ortakligi AS	24,444	84,434
Alexander & Baldwin, Inc.	12,717	237,426
Argosy Property Ltd.	89,468	61,511
Balanced Commercial Property Trust Ltd.	153,022	161,222
British Land Co. PLC	241,865	1,297,298
Broadstone Net Lease, Inc.	18,054	320,459
Centuria Capital Group(1)	98,141	113,955
Charter Hall Group	108,707	968,297
Charter Hall Long Wale REIT	160,202	494,283
Cromwell European Real Estate Investment Trust	25,000	44,714
Custodian Property Income Reit PLC	105,365	116,477
D&D Platform REIT Co. Ltd.	2,476	6,881
Daiwa House REIT Investment Corp.	468	966,038
Essential Properties Realty Trust, Inc.	25,629	660,203
Fibra Uno Administracion SA de CV	733,823	1,046,800
Fortress Real Estate Investments Ltd., A Shares(2)	237,544	135,900
Fortress Real Estate Investments Ltd., B Shares(1)(2)	209,539	52,773
GPT Group	535,021	1,688,902
Growthpoint Properties Australia Ltd.	53,067	114,141
Growthpoint Properties Ltd.	1,115,981	816,258
H&R Real Estate Investment Trust	40,446	388,602
Hankyu Hanshin REIT, Inc.	157	165,631
Heiwa Real Estate REIT, Inc.	194	223,847
Hulic Reit, Inc.(1)	199	222,834
Industrials REIT Ltd.	32,931	49,325
Is Gayrimenkul Yatirim Ortakligi AS(2)	268,738	147,683
Kiler Gayrimenkul Yatirim Ortakligi AS(2)	188,666	28,841
Land Securities Group PLC	89,890	742,241
LXI REIT PLC	361,727	491,393
Marimo Regional Revitalization REIT, Inc.	39	35,859
Menivim- The New REIT Ltd.	135,729	53,191
Merlin Properties Socimi SA	103,542	985,157
Mirvac Group	1,094,114	1,665,874
Nomura Real Estate Master Fund, Inc.	1,021	1,131,731
NTT UD REIT Investment Corp.	341	340,288
Nurol Gayrimenkul Yatirim Ortakligi AS(2)	26,921	8,439
Ozak Gayrimenkul Yatirim Ortakligi(2)	174,721	134,397
Peker Gayrimenkul Yatirim Ortakligi AS(2)	165,691	27,738
PRO Real Estate Investment Trust	4,707	21,698
Redefine Properties Ltd.	1,627,372	338,186
Reit 1 Ltd.	51,664	213,690
SA Corporate Real Estate Ltd.	310,201	37,122
Schroder Real Estate Investment Trust Ltd.	102,015	57,224
Sekisui House Reit, Inc.	407	215,488
19

Avantis Real Estate ETF
	Shares	Value
Sella Capital Real Estate Ltd.	48,575	$98,332
Shinhan Seobu T&D REIT Co. Ltd.	3,981	12,255
SK REITs Co. Ltd.	20,869	81,485
Stockland, REIT	685,525	1,765,877
Stride Property Group	40,209	34,530
Takara Leben Real Estate Investment Corp.(1)	63	41,808
Tokaido REIT, Inc.	35	30,069
Tokyu REIT, Inc.	208	298,307
United Urban Investment Corp.	861	951,014
WP Carey, Inc.	39,231	3,183,988
XYMAX REIT Investment Corp.	42	35,123
Ziraat Gayrimenkul Yatirim Ortakligi AS	181,541	48,304
		24,019,726
Health Care REITs — 7.0%
Aedifica SA	8,181	691,488
Assura PLC	810,442	497,423
CareTrust REIT, Inc.	20,276	398,829
Cofinimmo SA	8,893	819,503
Community Healthcare Trust, Inc.	4,751	184,054
First Real Estate Investment Trust	272,600	52,617
Health Care & Medical Investment Corp.	123	156,380
Healthcare Realty Trust, Inc., Class A	55,201	1,076,419
Healthpeak Properties, Inc.	108,042	2,599,490
Impact Healthcare Reit PLC	66,522	81,433
LTC Properties, Inc.	10,797	386,749
National Health Investors, Inc.	12,274	675,070
NorthWest Healthcare Properties Real Estate Investment Trust	23,428	163,799
Omega Healthcare Investors, Inc.	51,666	1,384,132
Parkway Life Real Estate Investment Trust	95,200	303,560
Physicians Realty Trust	30,549	453,042
Primary Health Properties PLC	229,211	297,883
Universal Health Realty Income Trust	2,857	151,478
Ventas, Inc.	77,442	3,767,553
Vital Healthcare Property Trust	91,758	135,118
Welltower, Inc.	69,976	5,186,621
		19,462,641
Hotel & Resort REITs — 2.5%
Apple Hospitality REIT, Inc.	44,653	737,221
CapitaLand Ascott Trust	564,000	422,628
CDL Hospitality Trusts	208,600	196,562
DiamondRock Hospitality Co.	33,662	293,533
Far East Hospitality Trust	208,400	97,376
Frasers Hospitality Trust	130,700	45,535
Hoshino Resorts REIT, Inc.	53	293,901
Host Hotels & Resorts, Inc.	157,833	2,651,594
Hotel Property Investments Ltd.	36,136	87,873
Invincible Investment Corp.	850	342,561
Japan Hotel REIT Investment Corp.	1,085	613,238
Ryman Hospitality Properties, Inc.	7,930	735,666
Sunstone Hotel Investors, Inc.	41,024	433,624
		6,951,312
20

Avantis Real Estate ETF
	Shares	Value
Industrial REITs — 17.6%
AIMS APAC REIT	100,400	$102,783
Americold Realty Trust, Inc.	42,274	1,242,856
CapitaLand Ascendas REIT	982,300	2,017,508
Centuria Industrial REIT	163,495	362,525
CRE Logistics REIT, Inc.	125	162,307
Dexus Industria REIT	41,485	81,351
Dream Industrial Real Estate Investment Trust	22,366	241,772
EastGroup Properties, Inc.	9,437	1,540,779
Equites Property Fund Ltd.(1)	132,304	111,285
ESR Kendall Square REIT Co. Ltd.	31,106	94,024
ESR-LOGOS REIT(1)	1,275,427	316,787
FIBRA Macquarie Mexico	219,727	379,252
First Industrial Realty Trust, Inc.	24,529	1,293,905
Frasers Logistics & Commercial Trust	564,500	531,853
GLP J-Reit	800	840,075
Goodman Group	362,998	4,828,982
Goodman Property Trust	235,743	313,076
Granite Real Estate Investment Trust	5,586	336,757
Industrial & Infrastructure Fund Investment Corp.	316	333,134
Innovative Industrial Properties, Inc.	6,035	533,554
Japan Logistics Fund, Inc.	201	434,467
LaSalle Logiport REIT(1)	417	474,065
LondonMetric Property PLC	209,821	476,832
LXP Industrial Trust	56,432	588,586
Mapletree Industrial Trust	426,700	746,870
Mapletree Logistics Trust(1)	857,600	1,074,549
Mitsubishi Estate Logistics REIT Investment Corp.(1)	87	257,484
Mitsui Fudosan Logistics Park, Inc.	105	350,047
Montea NV	2,100	172,675
Nexus Industrial REIT	8,416	67,723
Nippon Prologis REIT, Inc.	364	776,443
Prologis Property Mexico SA de CV	130,500	477,094
Prologis, Inc.	156,317	19,289,518
Rexford Industrial Realty, Inc.	34,251	2,070,815
Reysas Gayrimenkul Yatirim Ortakligi AS(2)	29,648	19,152
Segro PLC	229,887	2,270,612
SF Real Estate Investment Trust	22,000	8,269
SOSiLA Logistics REIT, Inc.	132	127,430
STAG Industrial, Inc.	25,690	864,212
Terreno Realty Corp.	13,576	844,563
TF Administradora Industrial S de Real de CV	181,673	336,507
Tritax Big Box REIT PLC	343,299	616,781
Urban Logistics REIT PLC	92,931	158,507
Warehouse Reit PLC	89,683	115,885
Warehouses De Pauw, CVA	32,734	998,978
		49,282,629
Office REITs — 7.0%
Alexandria Real Estate Equities, Inc.	30,895	4,627,453
Allied Properties Real Estate Investment Trust	10,876	228,121
alstria office REIT AG	16,521	130,953
21

Avantis Real Estate ETF
	Shares	Value
AREIT, Inc.	153,710	$99,930
Centuria Office REIT	50,209	53,965
Champion REIT	142,000	63,653
Cousins Properties, Inc.	26,333	644,895
Daiwa Office Investment Corp.	125	561,644
Derwent London PLC	31,889	996,598
Dexus	239,164	1,351,411
Embassy Office Parks REIT	122,328	451,228
GDI Property Group Partnership	89,580	46,921
Gecina SA	21,454	2,468,275
Great Portland Estates PLC	69,532	473,980
Halk Gayrimenkul Yatirim Ortakligi AS	150,629	39,581
Japan Excellent, Inc.	343	306,245
Japan Prime Realty Investment Corp.	174	459,230
Japan Real Estate Investment Corp.	339	1,403,920
JR Global Reit	39,980	136,837
Kenedix Office Investment Corp.	207	485,694
Keppel Pacific Oak US REIT	114,500	50,977
Keppel REIT	397,500	272,783
Kilroy Realty Corp.	5,852	210,789
Mindspace Business Parks REIT	21,167	74,791
Mori Hills REIT Investment Corp.	335	376,828
Nippon Building Fund, Inc.	438	1,848,731
NSI NV	4,645	114,083
Orion Office REIT, Inc.	5,635	48,236
Orix JREIT, Inc.(1)	824	1,103,286
Postal Realty Trust, Inc., Class A	1,958	28,646
Precinct Properties New Zealand Ltd.	347,675	285,630
Prime US REIT	92,100	36,852
Prosperity REIT	8,000	2,408
Real Commercial REIT, Inc.	353,800	36,433
Vakif Gayrimenkul Yatirim Ortakligi AS(2)	93,229	20,713
Workspace Group PLC	27,173	166,841
		19,708,561
Residential REITs — 13.3%
Advance Residence Investment Corp.	278	682,942
Altarea SCA	1,593	214,257
American Homes 4 Rent, Class A	42,460	1,317,109
Apartment Income REIT Corp.	18,274	690,757
AvalonBay Communities, Inc.	25,387	4,379,765
Boardwalk Real Estate Investment Trust	5,114	221,238
BRT Apartments Corp.	1,845	39,059
BSR Real Estate Investment Trust	4,106	58,468
Camden Property Trust	19,712	2,262,149
Canadian Apartment Properties REIT	18,987	687,679
Care Property Invest NV(1)	10,066	149,393
Centerspace	636	39,820
Civitas Social Housing PLC	92,028	69,674
Comforia Residential REIT, Inc.	127	292,405
Daiwa Securities Living Investments Corp.	441	366,856
Elme Communities	19,226	357,796
22

Avantis Real Estate ETF
	Shares	Value
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	576,217	$255,767
Empiric Student Property PLC	152,440	158,540
Equity LifeStyle Properties, Inc.	34,869	2,388,875
Equity Residential	70,593	4,413,474
Essex Property Trust, Inc.	10,153	2,315,493
Flagship Communities REIT	508	9,500
Home Invest Belgium SA	3,543	76,732
Independence Realty Trust, Inc.	24,768	448,053
Ingenia Communities Group(1)	93,739	248,786
InterRent Real Estate Investment Trust	13,433	144,913
Invitation Homes, Inc.	88,076	2,753,256
Irish Residential Properties REIT PLC(1)	189,564	218,553
Kenedix Residential Next Investment Corp.	188	283,980
Killam Apartment Real Estate Investment Trust	12,616	169,847
Mid-America Apartment Communities, Inc.	21,475	3,438,147
Minto Apartment Real Estate Investment Trust	2,879	33,885
Nippon Accommodations Fund, Inc.(1)	131	583,750
PRS REIT PLC	129,144	136,622
Sinpas Gayrimenkul Yatirim Ortakligi AS(2)	4,269	700
Starts Proceed Investment Corp.	38	65,658
Sun Communities, Inc.	23,811	3,408,307
UDR, Inc.	65,184	2,792,483
UNITE Group PLC	86,861	1,025,343
Xior Student Housing NV	2,207	73,737
		37,273,768
Retail REITs — 17.5%
Acadia Realty Trust	8,136	118,541
AEON REIT Investment Corp.	278	303,799
Agree Realty Corp.	19,134	1,354,304
BWP Trust	156,235	406,819
Capital & Counties Properties PLC	132,932	201,376
CapitaLand Integrated Commercial Trust	1,445,900	2,079,927
Carmila SA	21,986	328,268
Charter Hall Retail REIT	161,553	431,736
Choice Properties Real Estate Investment Trust	39,676	430,344
Crombie Real Estate Investment Trust	9,328	110,405
CT Real Estate Investment Trust	8,867	108,522
Eurocommercial Properties NV	13,591	335,503
Federal Realty Investment Trust	19,315	2,062,456
First Capital Real Estate Investment Trust	21,387	279,622
Frasers Centrepoint Trust	224,100	374,093
Frontier Real Estate Investment Corp.	134	493,972
Fukuoka REIT Corp.	143	172,839
Getty Realty Corp.	9,110	312,746
Hamborner REIT AG	23,949	189,615
HomeCo Daily Needs REIT	253,896	223,806
Hyprop Investments Ltd.	126,658	236,390
InvenTrust Properties Corp.	11,673	282,370
Japan Metropolitan Fund Invest	2,024	1,519,541
Kenedix Retail REIT Corp.	73	132,807
Kimco Realty Corp.	135,329	2,789,131
23

Avantis Real Estate ETF
	Shares	Value
Kite Realty Group Trust	30,721	$667,260
Kiwi Property Group Ltd.	22,985	13,157
Klepierre SA(2)	88,383	2,204,242
Lendlease Global Commercial REIT	403,854	212,652
Link REIT	480,340	3,161,349
LOTTE Reit Co. Ltd.	47,340	141,295
Mapletree Pan Asia Commercial Trust	536,600	684,491
Mercialys SA	30,385	337,612
National Retail Properties, Inc.	43,205	1,958,051
NETSTREIT Corp.(1)	7,392	149,244
PARAGON REIT	358,300	259,144
Phillips Edison & Co., Inc.	23,421	798,422
Primaris Real Estate Investment Trust	12,862	143,655
Realty Income Corp.	118,525	7,579,674
Regency Centers Corp.	34,416	2,164,766
Region RE Ltd.	288,866	494,260
Resilient REIT Ltd.	79,623	221,075
Retail Estates NV	2,797	205,410
Retail Opportunity Investments Corp.	12,016	170,988
RioCan Real Estate Investment Trust	41,305	654,160
Sasseur Real Estate Investment Trust	96,800	54,586
Shaftesbury PLC	45,967	230,329
Simon Property Group, Inc.	57,428	7,011,384
SITE Centers Corp.	35,481	474,381
SmartCentres Real Estate Investment Trust	13,794	279,823
Spirit Realty Capital, Inc.	20,681	851,644
Starhill Global REIT	324,400	134,756
Supermarket Income REIT PLC	270,515	297,067
Urstadt Biddle Properties, Inc., Class A	6,863	118,730
Vastned Retail NV	1	24
Vicinity Ltd.	931,600	1,274,606
Vukile Property Fund Ltd.	208,614	152,403
Waypoint REIT Ltd.	201,753	369,653
Wereldhave NV	3,076	48,965
		48,798,190
Specialized REITs — 26.1%
American Tower Corp.	81,935	16,223,949
Arena REIT	61,050	157,986
Automotive Properties Real Estate Investment Trust	3,465	32,022
Big Yellow Group PLC	41,743	606,380
Charter Hall Social Infrastructure REIT	91,674	196,158
Crown Castle, Inc.	66,706	8,721,809
CubeSmart	30,184	1,418,346
Digital Realty Trust, Inc.	43,511	4,535,152
Equinix, Inc.	14,941	10,283,442
Extra Space Storage, Inc.	18,624	3,066,442
Farmland Partners, Inc.	8,464	90,734
Four Corners Property Trust, Inc.	15,453	419,549
Gaming & Leisure Properties, Inc.	36,835	1,984,670
Keppel DC REIT	190,000	279,071
Koramco Energy Plus Reit	8,452	33,241
24

Avantis Real Estate ETF
	Shares	Value
Lamar Advertising Co., Class A	15,912	$1,663,759
Life Storage, Inc.	15,156	1,826,601
National Storage Affiliates Trust	11,147	471,518
National Storage REIT	213,357	360,429
Power REIT(2)	283	1,248
Public Storage	28,850	8,624,708
Rural Funds Group	85,380	124,547
Safestore Holdings PLC	46,074	559,696
SBA Communications Corp.	19,478	5,051,619
Stor-Age Property REIT Ltd.(1)	58,503	42,673
VICI Properties, Inc.	184,438	6,184,206
		72,959,955
TOTAL COMMON STOCKS (Cost $294,056,130)		278,456,782
RIGHTS†
Equity Real Estate Investment Trusts (REITs)†
Link REIT(2) (Cost $—)	95,488	90,021
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	263,594	263,594
State Street Navigator Securities Lending Government Money Market Portfolio(3)	569,972	569,972
TOTAL SHORT-TERM INVESTMENTS (Cost $833,566)		833,566
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $294,889,696)		279,380,369
OTHER ASSETS AND LIABILITIES — 0.1%		227,899
TOTAL NET ASSETS — 100.0%		$279,608,268

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,096,330. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,314,873, which includes securities collateral of $2,744,901.

See Notes to Financial Statements.
25

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 1.3%
AAR Corp.(1)	7,504	$408,143
Aerojet Rocketdyne Holdings, Inc.(1)	31,479	1,773,527
AeroVironment, Inc.(1)	84	7,202
AerSale Corp.(1)	7,367	146,309
Archer Aviation, Inc., Class A(1)	8,743	25,792
Astronics Corp.(1)	2,546	38,801
Axon Enterprise, Inc.(1)	5,848	1,171,413
Boeing Co.(1)	23,506	4,737,634
BWX Technologies, Inc.	29,060	1,775,857
Curtiss-Wright Corp.	4,416	771,873
Ducommun, Inc.(1)	1,881	101,198
General Dynamics Corp.	8,974	2,045,264
HEICO Corp.	2,027	335,610
HEICO Corp., Class A	3,934	512,010
Hexcel Corp.	13,477	983,147
Howmet Aerospace, Inc.	19,335	815,550
Huntington Ingalls Industries, Inc.	3,576	769,555
Kaman Corp.	3,222	83,772
Kratos Defense & Security Solutions, Inc.(1)	6,327	80,036
L3Harris Technologies, Inc.	6,783	1,432,502
Leonardo DRS, Inc.(1)	8,199	106,587
Lockheed Martin Corp.	22,045	10,455,062
Maxar Technologies, Inc.	1,356	69,834
Mercury Systems, Inc.(1)	484	25,333
Moog, Inc., Class A	9,115	898,921
National Presto Industries, Inc.	673	46,188
Northrop Grumman Corp.	5,996	2,782,804
Park Aerospace Corp.	228	3,744
Parsons Corp.(1)	2,847	128,200
Raytheon Technologies Corp.	75,671	7,422,568
Rocket Lab USA, Inc.(1)(2)	24,796	111,582
Spirit AeroSystems Holdings, Inc., Class A	6,991	238,952
Textron, Inc.	40,769	2,956,976
TransDigm Group, Inc.	2,362	1,757,021
Triumph Group, Inc.(1)	936	11,812
V2X, Inc.(1)	491	22,768
Virgin Galactic Holdings, Inc.(1)	14,039	80,584
Woodward, Inc.	23,181	2,294,919
		47,429,050
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	34,823	728,845
Atlas Air Worldwide Holdings, Inc.(1)	8,907	897,915
CH Robinson Worldwide, Inc.	18,720	1,871,251
Expeditors International of Washington, Inc.	50,027	5,230,823
FedEx Corp.	43,357	8,811,009
Forward Air Corp.	10,367	1,069,978
GXO Logistics, Inc.(1)	5,238	259,648
Hub Group, Inc., Class A(1)	11,715	1,074,617
26

Avantis U.S. Equity ETF
	Shares	Value
Radiant Logistics, Inc.(1)	5,967	$33,893
United Parcel Service, Inc., Class B	91,461	16,690,718
		36,668,697
Airlines — 0.4%
Alaska Air Group, Inc.(1)	48,098	2,300,527
Allegiant Travel Co.(1)	7,491	768,202
American Airlines Group, Inc.(1)	39,205	626,496
Blade Air Mobility, Inc.(1)	4,367	20,306
Delta Air Lines, Inc.(1)	61,037	2,340,158
Frontier Group Holdings, Inc.(1)	2,424	28,506
Hawaiian Holdings, Inc.(1)	13,078	146,474
JetBlue Airways Corp.(1)	57,131	474,187
Joby Aviation, Inc.(1)(2)	21,128	99,302
Mesa Air Group, Inc.(1)	29	88
SkyWest, Inc.(1)	10,869	207,272
Southwest Airlines Co.	129,529	4,349,584
Spirit Airlines, Inc.	24,929	456,699
Sun Country Airlines Holdings, Inc.(1)	10,033	201,162
United Airlines Holdings, Inc.(1)	86,557	4,497,502
		16,516,465
Auto Components — 0.5%
Adient PLC(1)	4,442	189,762
American Axle & Manufacturing Holdings, Inc.(1)	63,628	559,926
Aptiv PLC(1)	25,936	3,015,838
Autoliv, Inc.	18,755	1,736,338
BorgWarner, Inc.	62,634	3,149,238
Cooper-Standard Holdings, Inc.(1)	2,032	32,410
Dana, Inc.	46,375	734,580
Dorman Products, Inc.(1)	1,854	172,478
Fox Factory Holding Corp.(1)	1,941	228,067
Garrett Motion, Inc.(1)	1,509	11,649
Gentex Corp.	46,326	1,322,607
Gentherm, Inc.(1)	1,651	104,855
Goodyear Tire & Rubber Co.(1)	90,996	1,033,715
LCI Industries	9,290	1,048,005
Lear Corp.	13,931	1,945,464
Modine Manufacturing Co.(1)	14,761	360,316
Motorcar Parts of America, Inc.(1)	4,857	63,578
Patrick Industries, Inc.	8,156	594,165
QuantumScape Corp.(1)(2)	13,231	126,621
Solid Power, Inc.(1)	7,256	24,525
Standard Motor Products, Inc.	2,873	111,961
Stoneridge, Inc.(1)	3,943	93,883
Visteon Corp.(1)	3,766	629,073
		17,289,054
Automobiles — 1.3%
Fisker, Inc.(1)(2)	11,414	84,806
Ford Motor Co.	745,032	8,992,536
General Motors Co.	272,098	10,541,077
Harley-Davidson, Inc.	39,919	1,898,148
Lordstown Motors Corp., Class A(1)(2)	20,732	21,561
27

Avantis U.S. Equity ETF
	Shares	Value
Lucid Group, Inc.(1)	16,519	$150,818
Rivian Automotive, Inc., Class A(1)	59,813	1,154,391
Tesla, Inc.(1)	120,650	24,818,911
Thor Industries, Inc.	19,627	1,785,861
Winnebago Industries, Inc.	14,367	913,167
Workhorse Group, Inc.(1)	75,580	155,695
		50,516,971
Banks — 6.2%
1st Source Corp.	2,466	122,856
ACNB Corp.	607	22,483
Amalgamated Financial Corp.	7,894	185,904
Amerant Bancorp, Inc.	9,969	283,120
American National Bankshares, Inc.	154	5,182
Ameris Bancorp	18,759	897,993
Arrow Financial Corp.	5,020	153,010
Associated Banc-Corp.	41,491	960,517
Atlantic Union Bankshares Corp.	18,009	674,617
Banc of California, Inc.	18,840	330,642
BancFirst Corp.	3,562	321,470
Bancorp, Inc.(1)	23,439	810,755
Bank First Corp.(2)	1,853	151,075
Bank of America Corp.	511,086	17,530,250
Bank of Hawaii Corp.	13,976	1,046,243
Bank of Marin Bancorp	3,688	106,952
Bank OZK	33,629	1,547,943
BankUnited, Inc.	25,517	903,812
Bankwell Financial Group, Inc.	1,020	30,784
Banner Corp.	9,612	605,364
Bar Harbor Bankshares	3,527	105,351
Baycom Corp.	535	10,984
BCB Bancorp, Inc.	4,574	79,359
Berkshire Hills Bancorp, Inc.	13,699	398,093
Blue Ridge Bankshares, Inc.	1,176	14,394
BOK Financial Corp.	5,985	626,510
Brookline Bancorp, Inc.	29,893	387,413
Business First Bancshares, Inc.	5,918	123,331
Byline Bancorp, Inc.	7,274	179,304
Cadence Bank	51,706	1,373,311
Cambridge Bancorp	2,222	176,716
Camden National Corp.	3,997	164,477
Capital City Bank Group, Inc.	2,439	86,999
Capstar Financial Holdings, Inc.	3,763	65,100
Carter Bankshares, Inc.(1)	7,547	131,091
Cathay General Bancorp	23,870	1,024,500
Central Pacific Financial Corp.	10,142	227,485
Central Valley Community Bancorp	21	536
Citigroup, Inc.	224,353	11,372,454
Citizens & Northern Corp.	155	3,487
Citizens Financial Group, Inc.	105,464	4,404,177
City Holding Co.	4,422	434,240
Civista Bancshares, Inc.	2,325	49,592
28

Avantis U.S. Equity ETF
	Shares	Value
CNB Financial Corp.	6,854	$163,399
Coastal Financial Corp.(1)	2,772	127,928
Codorus Valley Bancorp, Inc.	16	403
Columbia Banking System, Inc.	21,746	646,509
Comerica, Inc.	36,220	2,539,022
Commerce Bancshares, Inc.	26,584	1,758,532
Community Bank System, Inc.	9,266	565,689
Community Trust Bancorp, Inc.	6,079	259,877
ConnectOne Bancorp, Inc.	13,351	323,762
CrossFirst Bankshares, Inc.(1)	12,976	183,610
Cullen/Frost Bankers, Inc.	11,611	1,530,562
Customers Bancorp, Inc.(1)	11,081	341,295
CVB Financial Corp.	25,486	609,880
Dime Community Bancshares, Inc.	14,865	455,464
Eagle Bancorp, Inc.	11,098	486,203
East West Bancorp, Inc.	40,665	3,099,080
Eastern Bankshares, Inc.	34,641	543,171
Enterprise Bancorp, Inc.	600	21,234
Enterprise Financial Services Corp.	10,421	567,528
Equity Bancshares, Inc., Class A	6,345	190,731
Esquire Financial Holdings, Inc.	2,053	94,417
Farmers & Merchants Bancorp, Inc.	1,027	26,599
Farmers National Banc Corp.	10,604	151,107
FB Financial Corp.	8,390	316,219
Fifth Third Bancorp	135,500	4,918,650
Financial Institutions, Inc.	5,410	135,034
First BanCorp	69,960	1,015,120
First Bancorp, Inc.	582	17,041
First Bancorp/Southern Pines NC	10,612	440,292
First Bancshares, Inc.	6,147	192,463
First Busey Corp.	18,573	448,352
First Business Financial Services, Inc.	3,276	116,036
First Citizens BancShares, Inc., Class A	2,647	1,942,263
First Commonwealth Financial Corp.	26,685	427,227
First Community Bankshares, Inc.	3,444	107,522
First Financial Bancorp	25,472	627,630
First Financial Bankshares, Inc.	27,359	1,003,528
First Financial Corp.	3,526	154,968
First Foundation, Inc.	15,159	228,446
First Hawaiian, Inc.	28,170	770,449
First Horizon Corp.	55,724	1,380,283
First Internet Bancorp	1,280	34,573
First Interstate BancSystem, Inc., Class A	16,705	593,696
First Merchants Corp.	14,298	585,074
First Mid Bancshares, Inc.	5,636	174,660
First of Long Island Corp.	6,745	114,800
First Republic Bank	24,934	3,067,131
Five Star Bancorp	2,219	60,623
Flushing Financial Corp.	9,489	184,656
FNB Corp.	85,969	1,226,778
Fulton Financial Corp.	48,753	838,552
29

Avantis U.S. Equity ETF
	Shares	Value
FVCBankcorp, Inc.(1)	742	$10,054
German American Bancorp, Inc.	6,478	254,585
Glacier Bancorp, Inc.	19,029	901,594
Great Southern Bancorp, Inc.	3,484	202,734
Guaranty Bancshares, Inc.	883	27,558
Hancock Whitney Corp.	28,131	1,381,795
Hanmi Financial Corp.	13,122	309,942
HarborOne Bancorp, Inc.	10,987	150,192
HBT Financial, Inc.	2,394	54,392
Heartland Financial USA, Inc.	11,938	590,215
Heritage Commerce Corp.	17,663	213,899
Heritage Financial Corp.	8,855	246,789
Hilltop Holdings, Inc.	17,744	588,568
Home BancShares, Inc.	37,999	915,776
HomeStreet, Inc.	4,997	126,074
HomeTrust Bancshares, Inc.	3,623	106,045
Hope Bancorp, Inc.	40,129	514,052
Horizon Bancorp, Inc.	9,802	149,186
Huntington Bancshares, Inc.	258,650	3,962,518
Independent Bank Corp. (Michigan)	9,845	217,082
Independent Bank Corp.	9,392	748,355
Independent Bank Group, Inc.	7,108	418,377
International Bancshares Corp.	18,763	910,568
Investar Holding Corp.	198	3,901
JPMorgan Chase & Co.	249,765	35,803,813
KeyCorp	238,437	4,361,013
Lakeland Bancorp, Inc.	21,368	411,334
Lakeland Financial Corp.	6,570	470,543
Live Oak Bancshares, Inc.	12,791	442,057
M&T Bank Corp.	23,192	3,601,486
Macatawa Bank Corp.	8,140	88,807
MainStreet Bancshares, Inc.	72	2,129
Mercantile Bank Corp.	5,197	179,764
Metrocity Bankshares, Inc.	7,293	147,100
Metropolitan Bank Holding Corp.(1)	3,953	220,617
Mid Penn Bancorp, Inc.	2,950	90,270
Midland States Bancorp, Inc.	8,585	223,553
MidWestOne Financial Group, Inc.	2,989	89,790
MVB Financial Corp.	1,299	35,450
National Bank Holdings Corp., Class A	8,435	341,533
NBT Bancorp, Inc.	12,400	503,316
Nicolet Bankshares, Inc.(1)	2,705	201,414
Northeast Bank	2,434	107,291
Northrim BanCorp, Inc.	2,278	119,618
Northwest Bancshares, Inc.	34,851	481,641
OceanFirst Financial Corp.	16,796	398,401
OFG Bancorp	21,261	646,760
Old National Bancorp	60,956	1,077,092
Old Second Bancorp, Inc.	15,584	258,383
Origin Bancorp, Inc.	7,906	299,716
Orrstown Financial Services, Inc.	1,113	25,599
30

Avantis U.S. Equity ETF
	Shares	Value
Pacific Premier Bancorp, Inc.	25,315	$820,712
PacWest Bancorp	44,014	1,221,388
Park National Corp.	4,304	549,922
Parke Bancorp, Inc.	1,098	22,410
Pathward Financial, Inc.	13,757	701,745
PCB Bancorp	1,175	21,455
Peapack-Gladstone Financial Corp.	6,150	228,472
Peoples Bancorp, Inc.	9,545	296,945
Pinnacle Financial Partners, Inc.	15,263	1,130,836
PNC Financial Services Group, Inc.	54,338	8,581,057
Popular, Inc.	26,221	1,872,179
Preferred Bank	5,398	380,019
Premier Financial Corp.	9,246	229,486
Primis Financial Corp.	1,437	16,827
Prosperity Bancshares, Inc.	15,820	1,162,612
QCR Holdings, Inc.	5,791	309,761
RBB Bancorp	5,010	98,998
Regions Financial Corp.	191,050	4,455,286
Renasant Corp.	14,707	529,158
Republic Bancorp, Inc., Class A	1,897	84,416
S&T Bancorp, Inc.	11,295	420,852
Sandy Spring Bancorp, Inc.	14,595	480,905
Seacoast Banking Corp. of Florida	18,440	562,604
ServisFirst Bancshares, Inc.	12,495	924,005
Shore Bancshares, Inc.	3,515	59,966
Sierra Bancorp	1,242	25,101
Signature Bank	10,601	1,219,645
Silvergate Capital Corp., Class A(1)(2)	3,256	45,291
Simmons First National Corp., Class A	29,035	645,448
SmartFinancial, Inc.	3,888	106,142
South Plains Financial, Inc.	4,240	111,470
Southern First Bancshares, Inc.(1)	1,968	79,212
Southside Bancshares, Inc.	8,167	311,898
SouthState Corp.	14,928	1,204,391
Stellar Bancorp, Inc.	7,532	220,311
Stock Yards Bancorp, Inc.	6,243	365,403
Summit Financial Group, Inc.	1,285	32,729
SVB Financial Group(1)	8,547	2,462,476
Synovus Financial Corp.	47,183	1,972,721
Texas Capital Bancshares, Inc.(1)	12,918	855,559
Third Coast Bancshares, Inc.(1)	42	775
Tompkins Financial Corp.	3,287	245,835
Towne Bank	20,552	623,342
TriCo Bancshares	8,428	425,698
Triumph Financial, Inc.(1)	11,300	687,605
Truist Financial Corp.	144,128	6,766,810
Trustmark Corp.	18,653	548,398
U.S. Bancorp	174,985	8,352,034
UMB Financial Corp.	12,215	1,107,412
Umpqua Holdings Corp.	77,064	1,360,950
United Bankshares, Inc.	25,831	1,053,130
31

Avantis U.S. Equity ETF
	Shares	Value
United Community Banks, Inc.	24,582	$813,910
United Security Bancshares	415	3,195
Unity Bancorp, Inc.	959	25,327
Univest Financial Corp.	7,609	214,574
Valley National Bancorp	101,308	1,173,147
Veritex Holdings, Inc.	15,638	416,909
Washington Federal, Inc.	25,360	889,375
Washington Trust Bancorp, Inc.	5,872	246,624
Webster Financial Corp.	32,863	1,745,683
Wells Fargo & Co.	368,923	17,254,529
WesBanco, Inc.	16,826	608,260
West BanCorp, Inc.	3,026	63,728
Westamerica BanCorp	8,544	470,945
Western Alliance Bancorp	33,432	2,481,992
Wintrust Financial Corp.	17,052	1,571,001
Zions Bancorp NA	40,891	2,069,902
		233,611,588
Beverages — 1.1%
Boston Beer Co., Inc., Class A(1)	1,565	506,747
Brown-Forman Corp., Class A	5,922	384,456
Brown-Forman Corp., Class B	41,481	2,690,872
Celsius Holdings, Inc.(1)	2,283	207,296
Coca-Cola Co.	213,309	12,694,019
Coca-Cola Consolidated, Inc.	1,993	1,109,802
Constellation Brands, Inc., Class A	8,805	1,969,679
Duckhorn Portfolio, Inc.(1)	4,655	70,989
Keurig Dr Pepper, Inc.	47,941	1,656,362
MGP Ingredients, Inc.	2,491	252,687
Molson Coors Beverage Co., Class B	34,463	1,833,087
Monster Beverage Corp.(1)	25,685	2,613,706
National Beverage Corp.(1)	8,425	393,026
PepsiCo, Inc.	86,893	15,078,542
Vintage Wine Estates, Inc.(1)(2)	1,800	2,754
		41,464,024
Biotechnology — 3.2%
2seventy bio, Inc.(1)	4,946	66,722
89bio, Inc.(1)	5,278	71,886
AbbVie, Inc.	108,586	16,711,385
Actinium Pharmaceuticals, Inc.(1)	140	1,351
Adicet Bio, Inc.(1)	4,923	38,793
Aerovate Therapeutics, Inc.(1)	193	4,742
Agenus, Inc.(1)	17,056	35,135
Agios Pharmaceuticals, Inc.(1)	13,683	346,317
Akero Therapeutics, Inc.(1)	6,289	286,212
Albireo Pharma, Inc.(1)	1,606	71,547
Aldeyra Therapeutics, Inc.(1)	6,941	46,921
Alector, Inc.(1)	28,392	242,468
Alkermes PLC(1)	15,020	401,635
Allakos, Inc.(1)	11,552	68,734
Allogene Therapeutics, Inc.(1)	12,764	81,051
Allovir, Inc.(1)(2)	830	5,603
32

Avantis U.S. Equity ETF
	Shares	Value
Alnylam Pharmaceuticals, Inc.(1)	6,419	$1,228,918
Alpine Immune Sciences, Inc.(1)	1,700	13,549
Altimmune, Inc.(1)	6,865	86,430
ALX Oncology Holdings, Inc.(1)	606	4,012
Amgen, Inc.	43,973	10,186,785
AnaptysBio, Inc.(1)	3,191	79,456
Anavex Life Sciences Corp.(1)(2)	3,132	29,817
Anika Therapeutics, Inc.(1)	3,415	108,255
Annexon, Inc.(1)	1,787	9,525
Apellis Pharmaceuticals, Inc.(1)	3,816	249,872
Arbutus Biopharma Corp.(1)(2)	7,526	20,922
Arcturus Therapeutics Holdings, Inc.(1)	1,923	31,249
Arcus Biosciences, Inc.(1)	15,215	277,065
Ardelyx, Inc.(1)	15,452	44,502
ARS Pharmaceuticals, Inc.(1)	2,785	24,842
Atara Biotherapeutics, Inc.(1)	8,002	32,408
BioAtla, Inc.(1)	3,819	11,381
BioCryst Pharmaceuticals, Inc.(1)	14,160	125,316
Biogen, Inc.(1)	33,125	8,939,112
Biohaven Ltd.(1)	2,360	36,061
BioMarin Pharmaceutical, Inc.(1)	18,730	1,865,321
Biomea Fusion, Inc.(1)	889	11,415
Bioxcel Therapeutics, Inc.(1)(2)	2,310	73,735
Bluebird Bio, Inc.(1)	12,894	67,049
Blueprint Medicines Corp.(1)	1,272	53,895
Bridgebio Pharma, Inc.(1)(2)	8,810	100,610
C4 Therapeutics, Inc.(1)	7,579	39,941
Cabaletta Bio, Inc.(1)	5,099	45,075
CareDx, Inc.(1)	4,999	84,083
Caribou Biosciences, Inc.(1)	7,707	46,936
Catalyst Pharmaceuticals, Inc.(1)	50,161	765,457
Celldex Therapeutics, Inc.(1)	5,411	231,537
Century Therapeutics, Inc.(1)	504	2,273
Cerevel Therapeutics Holdings, Inc.(1)	2,096	55,942
Chimerix, Inc.(1)	2,694	4,257
Chinook Therapeutics, Inc.(1)	8,699	189,812
Cogent Biosciences, Inc.(1)	950	12,569
Coherus Biosciences, Inc.(1)	3,871	26,207
Concert Pharmaceuticals, Inc.(1)	2,660	22,291
Contra Akouos, Inc.(1)(2)	1,135	897
Crinetics Pharmaceuticals, Inc.(1)	4,956	97,336
CRISPR Therapeutics AG(1)(2)	9,554	471,203
CTI BioPharma Corp.(1)	6,590	35,981
Cullinan Oncology, Inc.(1)(2)	16,571	187,087
Cytokinetics, Inc.(1)	4,965	215,282
CytomX Therapeutics, Inc.(1)(2)	9	19
Deciphera Pharmaceuticals, Inc.(1)	7,099	102,935
Denali Therapeutics, Inc.(1)	8,749	237,535
Dynavax Technologies Corp.(1)	31,992	329,518
Dyne Therapeutics, Inc.(1)	4,035	51,971
Eagle Pharmaceuticals, Inc.(1)	3,097	86,716
33

Avantis U.S. Equity ETF
	Shares	Value
Editas Medicine, Inc.(1)	6,690	$60,478
Emergent BioSolutions, Inc.(1)	11,797	146,047
Enanta Pharmaceuticals, Inc.(1)	1,916	92,926
Entrada Therapeutics, Inc.(1)	7,102	90,550
EQRx, Inc.(1)	53,518	120,951
Erasca, Inc.(1)	5,006	18,022
Exact Sciences Corp.(1)	9,213	574,246
Exelixis, Inc.(1)	53,116	907,221
Fate Therapeutics, Inc.(1)	4,177	25,563
Foghorn Therapeutics, Inc.(1)	2,984	17,098
Generation Bio Co.(1)	5,542	21,946
Geron Corp.(1)	20,358	56,595
Gilead Sciences, Inc.	222,628	17,928,233
GlycoMimetics, Inc.(1)	2,453	3,778
Gritstone bio, Inc.(1)(2)	8,740	21,413
Halozyme Therapeutics, Inc.(1)	36,443	1,748,900
HilleVax, Inc.(1)	4,083	68,799
Horizon Therapeutics PLC(1)	23,328	2,554,183
Icosavax, Inc.(1)(2)	1,560	12,761
Ideaya Biosciences, Inc.(1)	8,260	145,789
ImmunityBio, Inc.(1)	1,718	4,192
Immunovant, Inc.(1)	10,268	179,382
Incyte Corp.(1)	24,300	1,870,614
Inhibrx, Inc.(1)	2,161	51,994
Inovio Pharmaceuticals, Inc.(1)	27,897	35,150
Insmed, Inc.(1)	7,041	143,496
Ionis Pharmaceuticals, Inc.(1)	10,485	376,411
Iovance Biotherapeutics, Inc.(1)	11,356	82,785
Ironwood Pharmaceuticals, Inc.(1)	53,540	603,396
iTeos Therapeutics, Inc.(1)	4,335	76,773
Janux Therapeutics, Inc.(1)	691	11,491
KalVista Pharmaceuticals, Inc.(1)	2,368	17,357
Karuna Therapeutics, Inc.(1)	2,278	454,279
Karyopharm Therapeutics, Inc.(1)	2,879	8,695
Keros Therapeutics, Inc.(1)	1,966	104,631
Kezar Life Sciences, Inc.(1)(2)	6,388	40,181
Kiniksa Pharmaceuticals Ltd., Class A(1)	4,339	55,800
Kinnate Biopharma, Inc.(1)	1,222	6,452
Kodiak Sciences, Inc.(1)	3,505	22,783
Kura Oncology, Inc.(1)	9,557	113,919
Kymera Therapeutics, Inc.(1)	5,634	176,795
Lyell Immunopharma, Inc.(1)(2)	22,174	47,674
MacroGenics, Inc.(1)	9,068	55,224
Madrigal Pharmaceuticals, Inc.(1)	24	6,504
MannKind Corp.(1)(2)	20,658	109,074
Mersana Therapeutics, Inc.(1)	3,650	22,119
Merus NV(1)(2)	1,192	22,731
MiMedx Group, Inc.(1)	1,944	9,351
Mirati Therapeutics, Inc.(1)	5,072	232,500
Moderna, Inc.(1)	63,013	8,746,835
Monte Rosa Therapeutics, Inc.(1)	3,222	19,590
34

Avantis U.S. Equity ETF
	Shares	Value
Morphic Holding, Inc.(1)	3,319	$141,124
Myovant Sciences Ltd.(1)(2)	4,385	118,220
Myriad Genetics, Inc.(1)	19,926	377,000
Natera, Inc.(1)	997	48,404
Neurocrine Biosciences, Inc.(1)	9,323	961,201
Nkarta, Inc.(1)	2,232	9,374
Novavax, Inc.(1)(2)	1,484	13,742
Nurix Therapeutics, Inc.(1)	5,357	50,517
Nuvalent, Inc., Class A(1)	2,024	61,307
Ocugen, Inc.(1)	5,083	5,064
Organogenesis Holdings, Inc.(1)	9,486	23,241
ORIC Pharmaceuticals, Inc.(1)	4,698	20,812
PDL BioPharma, Inc.(1)	1,937	3,148
PDS Biotechnology Corp.(1)(2)	1,068	8,170
PepGen, Inc.(1)	1,390	21,225
PMV Pharmaceuticals, Inc.(1)	3,294	23,750
Point Biopharma Global, Inc.(1)	10,381	77,754
Poseida Therapeutics, Inc.(1)	9,363	53,275
Praxis Precision Medicines, Inc.(1)	2,230	6,835
Prime Medicine, Inc.(1)	1,619	26,600
Prometheus Biosciences, Inc.(1)	1,367	167,307
Protagonist Therapeutics, Inc.(1)	8,923	144,731
Prothena Corp. PLC(1)	274	15,278
PTC Therapeutics, Inc.(1)	6,209	271,147
RAPT Therapeutics, Inc.(1)	2,745	80,840
Recursion Pharmaceuticals, Inc., Class A(1)	2,863	23,333
Regeneron Pharmaceuticals, Inc.(1)	16,096	12,239,720
REGENXBIO, Inc.(1)	14,466	321,868
Relay Therapeutics, Inc.(1)	7,580	122,417
Repare Therapeutics, Inc.(1)	4,231	43,368
Replimune Group, Inc.(1)	7,890	172,791
REVOLUTION Medicines, Inc.(1)	11,571	309,640
Rhythm Pharmaceuticals, Inc.(1)	7,481	181,863
Rigel Pharmaceuticals, Inc.(1)	5,348	8,075
Rocket Pharmaceuticals, Inc.(1)	7,717	148,244
Roivant Sciences Ltd.(1)	45,134	365,134
Sage Therapeutics, Inc.(1)	14,643	609,735
Sana Biotechnology, Inc.(1)(2)	9,598	35,225
Sangamo Therapeutics, Inc.(1)	30,109	91,832
Sarepta Therapeutics, Inc.(1)	4,871	594,895
Savara, Inc.(1)	3,781	9,453
Scholar Rock Holding Corp.(1)	6,786	58,224
Seagen, Inc.(1)	7,347	1,320,182
SpringWorks Therapeutics, Inc.(1)	4,692	149,675
Stoke Therapeutics, Inc.(1)	64	569
Sutro Biopharma, Inc.(1)	9,613	54,217
Syndax Pharmaceuticals, Inc.(1)	1,923	48,748
Tango Therapeutics, Inc.(1)	10,953	57,284
Twist Bioscience Corp.(1)	3,041	59,178
uniQure NV(1)	9,911	207,735
United Therapeutics Corp.(1)	12,402	3,051,388
35

Avantis U.S. Equity ETF
	Shares	Value
Vanda Pharmaceuticals, Inc.(1)	11,217	$72,237
Vaxcyte, Inc.(1)	7,773	318,460
Veracyte, Inc.(1)	10,046	247,232
Vericel Corp.(1)	296	9,001
Vertex Pharmaceuticals, Inc.(1)	35,687	10,359,579
Verve Therapeutics, Inc.(1)	924	17,556
Viking Therapeutics, Inc.(1)	13,977	153,887
Vir Biotechnology, Inc.(1)	44,082	1,005,070
Viridian Therapeutics, Inc.(1)	6,144	201,277
Voyager Therapeutics, Inc.(1)	2,957	21,231
Xencor, Inc.(1)	11,400	366,282
Xenon Pharmaceuticals, Inc.(1)	9,053	357,231
XOMA Corp.(1)	868	18,471
Zentalis Pharmaceuticals, Inc.(1)	1,042	19,725
Zymeworks, Inc.(1)(2)	2,081	17,106
		120,057,745
Building Products — 0.8%
A O Smith Corp.	22,019	1,445,107
Advanced Drainage Systems, Inc.	12,410	1,101,139
Allegion PLC	9,570	1,078,635
Alpha Pro Tech Ltd.(1)	26	109
American Woodmark Corp.(1)	1,152	58,729
Apogee Enterprises, Inc.	8,312	380,357
Armstrong World Industries, Inc.	17,317	1,365,445
AZEK Co., Inc.(1)	892	21,488
AZZ, Inc.	9,672	393,167
Builders FirstSource, Inc.(1)	52,644	4,463,158
Carlisle Cos., Inc.	6,460	1,668,101
Carrier Global Corp.	48,907	2,202,282
CSW Industrials, Inc.	2,357	333,657
Fortune Brands Innovations, Inc.	11,746	727,665
Gibraltar Industries, Inc.(1)	4,322	230,838
Griffon Corp.	920	33,552
Hayward Holdings, Inc.(1)	7,594	93,482
Insteel Industries, Inc.	4,031	119,922
Janus International Group, Inc.(1)	2,408	25,019
JELD-WEN Holding, Inc.(1)	4,390	57,729
Johnson Controls International PLC	23,059	1,446,261
Lennox International, Inc.	1,955	498,193
Masco Corp.	13,460	705,708
Masonite International Corp.(1)	10,714	951,403
Masterbrand, Inc.(1)	9,902	96,446
Owens Corning	33,557	3,281,539
PGT Innovations, Inc.(1)	25,060	530,019
Quanex Building Products Corp.	13,663	354,555
Resideo Technologies, Inc.(1)	2,673	49,023
Simpson Manufacturing Co., Inc.	8,994	970,093
Trane Technologies PLC	15,457	2,859,081
Trex Co., Inc.(1)	30,206	1,544,433
UFP Industries, Inc.	23,477	2,007,988
Zurn Elkay Water Solutions Corp.	12,701	292,123
		31,386,446
36

Avantis U.S. Equity ETF
	Shares	Value
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	2,625	$418,451
Ameriprise Financial, Inc.	28,789	9,870,884
Ares Management Corp., Class A	6,710	541,027
Artisan Partners Asset Management, Inc., Class A	27,606	910,170
Assetmark Financial Holdings, Inc.(1)	4,603	144,074
B. Riley Financial, Inc.(2)	8,746	347,916
Bank of New York Mellon Corp.	125,738	6,397,549
BGC Partners, Inc., Class A	54,655	265,623
BlackRock, Inc.	11,580	7,983,599
Blackstone, Inc.	44,201	4,013,451
Blue Owl Capital, Inc.(2)	6,579	81,185
Brightsphere Investment Group, Inc.	22,283	558,635
Carlyle Group, Inc.	62,876	2,162,934
Cboe Global Markets, Inc.	7,435	938,074
Charles Schwab Corp.	160,578	12,512,238
CME Group, Inc.	23,775	4,406,934
Cohen & Steers, Inc.	9,676	700,155
Coinbase Global, Inc., Class A(1)	16,240	1,052,839
Cowen, Inc., Class A(2)	4,903	191,168
Diamond Hill Investment Group, Inc.	1,192	208,123
Donnelley Financial Solutions, Inc.(1)	3,341	141,358
Evercore, Inc., Class A	15,134	1,985,278
FactSet Research Systems, Inc.	5,284	2,190,482
Federated Hermes, Inc.	18,879	742,889
Focus Financial Partners, Inc., Class A(1)	2,252	116,789
Franklin Resources, Inc.	53,352	1,572,283
Goldman Sachs Group, Inc.	42,905	15,087,543
Hamilton Lane, Inc., Class A	5,742	446,728
Houlihan Lokey, Inc.	15,508	1,484,116
Interactive Brokers Group, Inc., Class A	7,153	615,945
Intercontinental Exchange, Inc.	17,108	1,741,594
Invesco Ltd.	84,825	1,498,009
Janus Henderson Group PLC	33,619	923,178
Jefferies Financial Group, Inc.	36,454	1,377,597
KKR & Co., Inc.	73,752	4,155,925
Lazard Ltd., Class A	35,796	1,337,339
LPL Financial Holdings, Inc.	12,368	3,086,558
MarketAxess Holdings, Inc.	4,489	1,532,769
Moelis & Co., Class A	26,163	1,120,561
Moody's Corp.	13,119	3,806,478
Morgan Stanley	143,769	13,873,708
Morningstar, Inc.	1,256	260,406
MSCI, Inc.	3,725	1,945,009
Nasdaq, Inc.	15,883	890,401
Northern Trust Corp.	45,130	4,299,535
Open Lending Corp., Class A(1)	24,211	171,414
Oppenheimer Holdings, Inc., Class A	1,662	73,278
Piper Sandler Cos.	7,729	1,167,002
PJT Partners, Inc., Class A	1,165	91,895
Raymond James Financial, Inc.	42,287	4,586,448
37

Avantis U.S. Equity ETF
	Shares	Value
S&P Global, Inc.	12,183	$4,156,840
SEI Investments Co.	29,829	1,797,197
State Street Corp.	73,820	6,546,358
StepStone Group, Inc., Class A	16,353	467,696
Stifel Financial Corp.	30,243	2,021,140
StoneX Group, Inc.(1)	8,225	829,327
T. Rowe Price Group, Inc.	47,354	5,316,907
TPG, Inc.	20,130	664,693
Tradeweb Markets, Inc., Class A	6,764	479,500
Victory Capital Holdings, Inc., Class A	4,652	157,982
Virtu Financial, Inc., Class A	29,060	534,123
Virtus Investment Partners, Inc.	3,315	697,575
WisdomTree, Inc.	21,498	128,343
		149,825,225
Chemicals — 2.6%
AdvanSix, Inc.	13,489	555,072
Air Products and Chemicals, Inc.	24,041	6,875,245
Albemarle Corp.	14,778	3,758,193
American Vanguard Corp.	8,689	181,339
Amyris, Inc.(1)(2)	4,476	5,595
Ashland, Inc.	7,841	798,057
Avient Corp.	20,922	912,827
Axalta Coating Systems Ltd.(1)	28,586	851,863
Cabot Corp.	23,114	1,838,256
Celanese Corp.	25,449	2,957,937
CF Industries Holdings, Inc.	61,998	5,325,008
Chase Corp.	683	66,893
Chemours Co.	62,914	2,150,401
Corteva, Inc.	74,082	4,614,568
Danimer Scientific, Inc.(1)(2)	10,731	27,686
Dow, Inc.	154,046	8,811,431
DuPont de Nemours, Inc.	48,784	3,562,696
Eastman Chemical Co.	23,617	2,012,168
Ecolab, Inc.	9,502	1,514,334
Ecovyst, Inc.(1)	14,258	143,150
Element Solutions, Inc.	8,128	166,949
FMC Corp.	33,080	4,272,282
FutureFuel Corp.	8,624	75,460
Ginkgo Bioworks Holdings, Inc.(1)	89,122	131,009
Hawkins, Inc.	3,281	133,438
HB Fuller Co.	4,444	310,013
Huntsman Corp.	58,299	1,710,493
Ingevity Corp.(1)	12,746	1,052,310
Innospec, Inc.	6,033	660,372
International Flavors & Fragrances, Inc.	15,481	1,442,829
Intrepid Potash, Inc.(1)(2)	1,937	61,345
Koppers Holdings, Inc.	7,924	284,392
Kronos Worldwide, Inc.	5,663	63,935
Linde PLC	30,917	10,770,555
Livent Corp.(1)	18,915	443,557
LSB Industries, Inc.(1)	28,712	390,196
38

Avantis U.S. Equity ETF
	Shares	Value
LyondellBasell Industries NV, Class A	68,302	$6,556,309
Minerals Technologies, Inc.	8,325	505,744
Mosaic Co.	99,079	5,270,012
NewMarket Corp.	1,888	648,528
Olin Corp.	51,855	2,994,626
Origin Materials, Inc.(1)	9,847	47,266
Orion Engineered Carbons SA	14,527	370,439
PPG Industries, Inc.	13,850	1,829,031
PureCycle Technologies, Inc.(1)(2)	15,458	98,622
Quaker Chemical Corp.	1,770	346,531
Rayonier Advanced Materials, Inc.(1)	13,471	110,462
RPM International, Inc.	10,630	942,137
Scotts Miracle-Gro Co.(2)	1,320	108,900
Sensient Technologies Corp.	7,307	550,875
Sherwin-Williams Co.	17,348	3,839,980
Stepan Co.	5,780	601,640
Trinseo PLC	7,559	175,218
Tronox Holdings PLC, Class A	54,596	851,698
Valvoline, Inc.	23,059	811,677
Westlake Corp.	9,898	1,179,248
		96,770,797
Commercial Services and Supplies — 0.6%
ABM Industries, Inc.	1,608	77,843
ACCO Brands Corp.	9,621	54,551
Aris Water Solutions, Inc., Class A	4,655	65,915
Aurora Innovation, Inc.(1)	5,661	8,831
Brady Corp., Class A	5,923	326,713
Brink's Co.	9,018	588,424
Casella Waste Systems, Inc., Class A(1)	7,589	590,576
Cimpress PLC(1)	4,247	149,155
Cintas Corp.	6,424	2,816,731
Civeo Corp.(1)	4,553	128,895
Clean Harbors, Inc.(1)	10,330	1,364,283
Copart, Inc.(1)	61,352	4,322,862
Deluxe Corp.	3,336	61,516
Driven Brands Holdings, Inc.(1)	1,939	54,243
Ennis, Inc.	5,784	125,802
Harsco Corp.(1)	5,787	48,958
Healthcare Services Group, Inc.(1)	19,419	257,690
Heritage-Crystal Clean, Inc.(1)	7,038	253,227
HNI Corp.	14,604	456,375
IAA, Inc.(1)	21,693	887,461
Interface, Inc.	15,613	137,707
KAR Auction Services, Inc.(1)	16,862	240,958
Kimball International, Inc., Class B	5,145	35,552
Li-Cycle Holdings Corp.(1)	14,610	88,537
Liquidity Services, Inc.(1)	5,919	74,935
Matthews International Corp., Class A	1,764	67,314
MSA Safety, Inc.	1,321	177,476
Pitney Bowes, Inc.	14,248	61,836
Quad/Graphics, Inc.(1)	25	122
39

Avantis U.S. Equity ETF
	Shares	Value
Republic Services, Inc.	7,756	$999,981
Rollins, Inc.	28,798	1,013,690
SP Plus Corp.(1)	1,336	45,451
Steelcase, Inc., Class A	10,533	82,895
Stericycle, Inc.(1)	1,506	71,806
Team, Inc.(1)	2	15
Tetra Tech, Inc.	3,381	462,825
UniFirst Corp.	2,679	525,432
Viad Corp.(1)	1,418	36,457
VSE Corp.	1,338	76,815
Waste Connections, Inc.	12,122	1,623,378
Waste Management, Inc.	34,087	5,104,869
		23,568,102
Communications Equipment — 0.5%
ADTRAN Holdings, Inc.	948	16,543
Arista Networks, Inc.(1)	20,669	2,866,790
Aviat Networks, Inc.(1)	1,376	48,889
Ciena Corp.(1)	18,819	907,452
Cisco Systems, Inc.	141,317	6,842,569
CommScope Holding Co., Inc.(1)	14,864	107,615
Comtech Telecommunications Corp.	2,397	38,328
Extreme Networks, Inc.(1)	25,743	481,909
F5, Inc.(1)	3,759	537,462
Harmonic, Inc.(1)	7,378	97,316
Juniper Networks, Inc.	17,214	529,847
Lumentum Holdings, Inc.(1)	11,206	602,995
Motorola Solutions, Inc.	14,409	3,786,829
NETGEAR, Inc.(1)	4,860	87,966
NetScout Systems, Inc.(1)	6,531	185,742
Ribbon Communications, Inc.(1)	2,262	10,089
Ubiquiti, Inc.(2)	195	52,318
ViaSat, Inc.(1)	23,691	752,426
Viavi Solutions, Inc.(1)	33,374	365,112
		18,318,197
Construction and Engineering — 0.5%
AECOM	7,980	689,153
Ameresco, Inc., Class A(1)	14,045	617,278
API Group Corp.(1)	7,584	178,148
Arcosa, Inc.	12,660	767,196
Argan, Inc.	1,537	59,728
Comfort Systems USA, Inc.	6,144	893,583
Dycom Industries, Inc.(1)	7,000	589,470
EMCOR Group, Inc.	15,320	2,561,810
Fluor Corp.(1)	29,290	1,074,064
Granite Construction, Inc.	10,896	470,707
Great Lakes Dredge & Dock Corp.(1)	12,220	70,082
IES Holdings, Inc.(1)	684	28,769
INNOVATE Corp.(1)(2)	149	441
MasTec, Inc.(1)	12,013	1,173,910
Matrix Service Co.(1)	30	190
MDU Resources Group, Inc.	39,773	1,266,770
40

Avantis U.S. Equity ETF
	Shares	Value
MYR Group, Inc.(1)	7,208	$869,357
Northwest Pipe Co.(1)	1,935	74,497
Quanta Services, Inc.	19,873	3,207,502
Sterling Infrastructure, Inc.(1)	16,562	636,975
Tutor Perini Corp.(1)	12,605	102,227
Valmont Industries, Inc.	3,602	1,143,023
WillScot Mobile Mini Holdings Corp.(1)	43,190	2,219,966
		18,694,846
Construction Materials — 0.2%
Eagle Materials, Inc.	14,527	2,038,429
Martin Marietta Materials, Inc.	5,535	1,991,880
Summit Materials, Inc., Class A(1)	22,912	676,821
United States Lime & Minerals, Inc.	381	61,455
Vulcan Materials Co.	15,497	2,803,562
		7,572,147
Consumer Finance — 1.1%
Ally Financial, Inc.	80,145	2,408,357
American Express Co.	51,173	8,903,590
Atlanticus Holdings Corp.(1)	921	29,518
Bread Financial Holdings, Inc.	19,555	803,124
Capital One Financial Corp.	67,840	7,399,987
Consumer Portfolio Services, Inc.(1)	2,357	26,068
Credit Acceptance Corp.(1)(2)	2,223	987,768
Discover Financial Services	70,477	7,893,424
Encore Capital Group, Inc.(1)(2)	9,395	485,534
Enova International, Inc.(1)	12,239	596,651
EZCORP, Inc., Class A(1)	11,834	104,376
FirstCash Holdings, Inc.	4,344	383,358
Green Dot Corp., Class A(1)	13,439	254,400
LendingClub Corp.(1)	26,609	250,125
Navient Corp.	41,776	754,057
Nelnet, Inc., Class A	4,561	428,141
OneMain Holdings, Inc.	47,894	2,063,752
Oportun Financial Corp.(1)	3,332	20,125
PRA Group, Inc.(1)	10,019	426,409
PROG Holdings, Inc.(1)	23,348	577,163
Regional Management Corp.	2,002	63,103
SLM Corp.	109,162	1,569,750
SoFi Technologies, Inc.(1)	170,520	1,125,432
Synchrony Financial	140,623	5,021,647
Upstart Holdings, Inc.(1)(2)	2,052	37,983
World Acceptance Corp.(1)(2)	562	52,468
		42,666,310
Containers and Packaging — 0.6%
Amcor PLC	107,362	1,196,013
AptarGroup, Inc.	11,362	1,326,173
Ardagh Metal Packaging SA	13,231	63,773
Avery Dennison Corp.	11,215	2,043,261
Ball Corp.	14,982	842,138
Berry Global Group, Inc.	11,834	734,891
Crown Holdings, Inc.	8,190	708,517
41

Avantis U.S. Equity ETF
	Shares	Value
Graphic Packaging Holding Co.	40,064	$953,523
Greif, Inc., Class A	8,900	632,345
Greif, Inc., Class B	961	79,071
International Paper Co.	99,473	3,619,822
Myers Industries, Inc.	16,060	414,990
O-I Glass, Inc.(1)	15,393	342,032
Packaging Corp. of America	27,231	3,723,022
Ranpak Holdings Corp.(1)	1,202	7,573
Sealed Air Corp.	20,087	976,630
Silgan Holdings, Inc.	5,329	284,569
Sonoco Products Co.	21,725	1,283,079
TriMas Corp.	8,397	251,826
WestRock Co.	62,817	1,972,454
		21,455,702
Distributors — 0.2%
Funko, Inc., Class A(1)	857	9,264
Genuine Parts Co.	21,508	3,803,905
LKQ Corp.	31,140	1,784,010
Pool Corp.	4,551	1,624,070
		7,221,249
Diversified Consumer Services — 0.2%
ADT, Inc.	34,513	260,228
Adtalem Global Education, Inc.(1)	20,298	794,058
American Public Education, Inc.(1)	5,449	60,157
Bright Horizons Family Solutions, Inc.(1)	1,825	143,883
Carriage Services, Inc.	255	8,649
Chegg, Inc.(1)	15,376	244,325
Coursera, Inc.(1)	10,004	112,745
Frontdoor, Inc.(1)	13,397	378,465
Graham Holdings Co., Class B	841	527,021
Grand Canyon Education, Inc.(1)	12,467	1,412,386
H&R Block, Inc.	28,356	1,043,501
Laureate Education, Inc., Class A	3,947	46,811
OneSpaWorld Holdings Ltd.(1)	13,198	152,965
Perdoceo Education Corp.(1)	32,769	451,721
Rover Group, Inc.(1)	10,577	44,212
Service Corp. International	20,452	1,381,123
Strategic Education, Inc.	3,203	273,056
Stride, Inc.(1)	10,047	426,696
Universal Technical Institute, Inc.(1)	7,526	54,639
Vivint Smart Home, Inc.(1)	1,311	14,736
		7,831,377
Diversified Financial Services — 0.8%
Acacia Research Corp.(1)	1,942	8,389
Alerus Financial Corp.	4,046	80,920
A-Mark Precious Metals, Inc.	9,367	274,547
Apollo Global Management, Inc.	27,260	1,932,734
Berkshire Hathaway, Inc., Class B(1)	70,698	21,575,616
Cannae Holdings, Inc.(1)	17,784	401,563
Equitable Holdings, Inc.	130,171	4,089,973
Jackson Financial, Inc., Class A	35,932	1,630,594
42

Avantis U.S. Equity ETF
	Shares	Value
Voya Financial, Inc.	30,495	$2,271,572
		32,265,908
Diversified Telecommunication Services — 0.9%
Anterix, Inc.(1)	417	12,593
AT&T, Inc.	679,374	12,846,962
ATN International, Inc.	4,521	190,108
Cogent Communications Holdings, Inc.	2,843	184,056
Consolidated Communications Holdings, Inc.(1)	5,433	16,462
EchoStar Corp., Class A(1)	8,570	171,057
Frontier Communications Parent, Inc.(1)	43,330	1,185,509
IDT Corp., Class B(1)	5,480	166,647
Iridium Communications, Inc.	35,800	2,197,046
Liberty Latin America Ltd., Class C(1)	12,934	113,560
Lumen Technologies, Inc.	83,705	284,597
Radius Global Infrastructure, Inc., Class A(1)	11,785	160,630
Verizon Communications, Inc.	440,095	17,080,087
		34,609,314
Electric Utilities — 1.8%
ALLETE, Inc.	9,206	563,315
Alliant Energy Corp.	45,772	2,346,730
American Electric Power Co., Inc.	52,727	4,638,394
Avangrid, Inc.	7,581	295,886
Constellation Energy Corp.	36,682	2,747,115
Duke Energy Corp.	36,836	3,472,161
Edison International	72,199	4,780,296
Entergy Corp.	30,025	3,088,672
Evergy, Inc.	39,335	2,313,291
Eversource Energy	49,735	3,748,030
Exelon Corp.	141,568	5,717,932
FirstEnergy Corp.	33,534	1,325,934
Genie Energy Ltd., Class B	4,040	46,137
Hawaiian Electric Industries, Inc.	29,303	1,185,306
IDACORP, Inc.	7,867	813,448
MGE Energy, Inc.	3,941	278,944
NextEra Energy, Inc.	58,563	4,159,730
NRG Energy, Inc.	40,583	1,330,717
OGE Energy Corp.	30,067	1,073,993
Otter Tail Corp.(2)	13,035	924,051
PG&E Corp.(1)	353,287	5,518,343
Pinnacle West Capital Corp.	25,487	1,877,882
PNM Resources, Inc.	2,183	106,967
Portland General Electric Co.	24,011	1,147,726
PPL Corp.	107,768	2,917,280
Southern Co.	87,626	5,525,696
Via Renewables, Inc.(2)	2	12
Xcel Energy, Inc.	65,967	4,259,489
		66,203,477
Electrical Equipment — 0.6%
Acuity Brands, Inc.	5,317	1,031,285
AMETEK, Inc.	14,646	2,073,288
Array Technologies, Inc.(1)	12,696	237,923
43

Avantis U.S. Equity ETF
	Shares	Value
Atkore, Inc.(1)	18,018	$2,630,988
Babcock & Wilcox Enterprises, Inc.(1)	3,644	23,650
Bloom Energy Corp., Class A(1)	5,333	115,673
Eaton Corp. PLC	15,664	2,740,104
Emerson Electric Co.	30,623	2,532,828
Encore Wire Corp.	8,936	1,724,737
Energy Vault Holdings, Inc.(1)(2)	4,549	15,194
EnerSys	5,991	543,324
Enovix Corp.(1)(2)	3,556	32,786
FREYR Battery SA(1)(2)	16,217	147,250
FuelCell Energy, Inc.(1)(2)	67,314	224,829
Generac Holdings, Inc.(1)	3,138	376,591
GrafTech International Ltd.	48,699	275,149
Hubbell, Inc.	5,791	1,456,668
LSI Industries, Inc.	4,775	69,333
nVent Electric PLC	13,783	631,813
Orion Energy Systems, Inc.(1)	35	72
Plug Power, Inc.(1)(2)	58,823	874,698
Powell Industries, Inc.	1,941	86,083
Regal Rexnord Corp.	7,176	1,131,225
Rockwell Automation, Inc.	7,150	2,108,749
Sensata Technologies Holding PLC	5,648	285,676
Sunrun, Inc.(1)	29,772	715,719
Thermon Group Holdings, Inc.(1)	5,348	141,455
Vertiv Holdings Co.	6,950	112,938
		22,340,028
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	7,532	701,079
Aeva Technologies, Inc.(1)	11,227	20,096
Amphenol Corp., Class A	28,908	2,240,948
Arrow Electronics, Inc.(1)	11,962	1,411,396
Avnet, Inc.	19,595	876,093
Badger Meter, Inc.	6,688	813,395
Bel Fuse, Inc., Class B	4,788	170,070
Belden, Inc.	6,621	558,680
Benchmark Electronics, Inc.	8,235	195,911
CDW Corp.	14,902	3,016,463
Cognex Corp.	15,996	758,530
Coherent Corp.(1)	11,317	488,102
Corning, Inc.	177,300	6,019,335
CTS Corp.	8,334	360,946
ePlus, Inc.(1)	8,411	455,624
Fabrinet(1)	6,402	780,212
FARO Technologies, Inc.(1)	1,827	49,694
Flex Ltd.(1)	119,835	2,727,445
Insight Enterprises, Inc.(1)	7,162	959,135
IPG Photonics Corp.(1)	5,868	723,172
Itron, Inc.(1)	2,233	124,534
Jabil, Inc.	51,808	4,301,618
Keysight Technologies, Inc.(1)	19,190	3,069,632
Kimball Electronics, Inc.(1)	5,070	126,801
44

Avantis U.S. Equity ETF
	Shares	Value
Knowles Corp.(1)	15,335	$260,388
Littelfuse, Inc.	3,745	968,944
Luna Innovations, Inc.(1)	1,346	13,514
Methode Electronics, Inc.	8,244	401,730
National Instruments Corp.	9,828	496,412
nLight, Inc.(1)	5,751	64,986
Novanta, Inc.(1)	1,109	174,013
OSI Systems, Inc.(1)	3,505	324,388
PC Connection, Inc.	2,533	110,945
Plexus Corp.(1)	6,817	653,682
Richardson Electronics Ltd.	2,837	59,520
Sanmina Corp.(1)	26,465	1,600,074
ScanSource, Inc.(1)	4,640	144,675
TD SYNNEX Corp.	9,248	892,617
TE Connectivity Ltd.	35,666	4,540,995
Teledyne Technologies, Inc.(1)	1,855	797,780
Trimble, Inc.(1)	7,383	384,359
TTM Technologies, Inc.(1)	25,036	332,729
Vishay Intertechnology, Inc.	56,414	1,197,669
Vishay Precision Group, Inc.(1)	4,073	177,583
Vontier Corp.	15,922	416,679
Zebra Technologies Corp., Class A(1)	2,096	629,324
		45,591,917
Energy Equipment and Services — 0.9%
Archrock, Inc.	72,388	801,335
Baker Hughes Co.	115,749	3,541,919
Bristow Group, Inc.(1)	5,473	149,085
Cactus, Inc., Class A	10,259	471,401
ChampionX Corp.	80,916	2,473,602
Core Laboratories NV	5,211	124,387
Diamond Offshore Drilling, Inc.(1)	25,566	303,724
DMC Global, Inc.(1)	2,088	55,896
Dril-Quip, Inc.(1)	11,040	378,120
Expro Group Holdings NV(1)	17,402	395,547
Forum Energy Technologies, Inc.(1)	1,280	37,478
Halliburton Co.	143,667	5,205,055
Helix Energy Solutions Group, Inc.(1)	42,492	351,834
Helmerich & Payne, Inc.	20,014	842,189
Liberty Energy, Inc., Class A	66,940	1,020,835
Nabors Industries Ltd.(1)	4,067	611,311
National Energy Services Reunited Corp.(1)	17,352	112,094
Newpark Resources, Inc.(1)	11,533	51,091
NexTier Oilfield Solutions, Inc.(1)	89,964	821,371
Noble Corp. PLC(1)	8,954	373,292
NOV, Inc.	69,726	1,525,605
Oceaneering International, Inc.(1)	45,137	942,912
Oil States International, Inc.(1)	13,436	122,671
Patterson-UTI Energy, Inc.	63,676	872,361
ProFrac Holding Corp., Class A(1)	931	17,810
ProPetro Holding Corp.(1)	42,409	373,623
RPC, Inc.	18,880	165,578
45

Avantis U.S. Equity ETF
	Shares	Value
Schlumberger Ltd.	81,160	$4,318,524
SEACOR Marine Holdings, Inc.(1)	90	935
Select Energy Services, Inc., Class A	15,174	112,591
Solaris Oilfield Infrastructure, Inc., Class A	1,898	16,949
TechnipFMC PLC(1)	109,084	1,667,894
TETRA Technologies, Inc.(1)	23,871	84,981
Tidewater, Inc.(1)	13,195	644,444
Transocean Ltd.(1)	154,948	1,083,087
US Silica Holdings, Inc.(1)	28,767	349,231
Valaris Ltd.(1)	7,616	512,176
Weatherford International PLC(1)	25,832	1,720,928
		32,653,866
Entertainment — 0.9%
Activision Blizzard, Inc.	17,964	1,369,755
AMC Entertainment Holdings, Inc.(1)	9,392	19,441
AMC Entertainment Holdings, Inc., Class A(1)	31,877	227,602
Cinemark Holdings, Inc.(1)	10,118	137,706
Electronic Arts, Inc.	20,320	2,254,301
Endeavor Group Holdings, Inc., Class A(1)	518	11,557
IMAX Corp.(1)	6,439	118,735
Liberty Media Corp.-Liberty Braves, Class A(1)(2)	930	31,853
Liberty Media Corp.-Liberty Braves, Class C(1)	6,703	224,349
Liberty Media Corp.-Liberty Formula One, Class A(1)	1,077	65,439
Liberty Media Corp.-Liberty Formula One, Class C(1)	18,640	1,265,097
Live Nation Entertainment, Inc.(1)	6,111	440,359
Madison Square Garden Entertainment Corp.(1)	4,350	263,305
Madison Square Garden Sports Corp.	1,188	227,074
Marcus Corp.	6,648	106,966
Netflix, Inc.(1)	35,563	11,455,909
Playstudios, Inc.(1)	8,950	33,294
Playtika Holding Corp.(1)	3,279	31,478
ROBLOX Corp., Class A(1)	21,914	802,929
Roku, Inc.(1)	6,661	430,900
Take-Two Interactive Software, Inc.(1)	18,325	2,007,504
Vivid Seats, Inc., Class A(1)(2)	1,882	14,435
Walt Disney Co.(1)	60,855	6,061,767
Warner Bros Discovery, Inc.(1)	214,383	3,348,662
World Wrestling Entertainment, Inc., Class A	17,481	1,468,404
		32,418,821
Food and Staples Retailing — 1.5%
Albertsons Cos., Inc., Class A	25,521	507,357
Andersons, Inc.	6,832	311,744
BJ's Wholesale Club Holdings, Inc.(1)	23,613	1,695,413
Casey's General Stores, Inc.	12,491	2,597,503
Costco Wholesale Corp.	35,327	17,104,627
Grocery Outlet Holding Corp.(1)	8,013	216,752
HF Foods Group, Inc.(1)	3	12
Ingles Markets, Inc., Class A	6,754	603,808
Kroger Co.	163,936	7,072,199
Natural Grocers by Vitamin Cottage, Inc.	1,404	15,416
Performance Food Group Co.(1)	28,250	1,598,667
46

Avantis U.S. Equity ETF
	Shares	Value
PriceSmart, Inc.	8,149	$568,148
Rite Aid Corp.(1)(2)	5,882	22,705
SpartanNash Co.	9,380	251,009
Sprouts Farmers Market, Inc.(1)	47,119	1,427,235
Sysco Corp.	56,879	4,241,467
United Natural Foods, Inc.(1)	16,448	669,927
US Foods Holding Corp.(1)	5,585	209,605
Village Super Market, Inc., Class A	1,416	31,619
Walgreens Boots Alliance, Inc.	52,173	1,853,707
Walmart, Inc.	99,268	14,108,961
Weis Markets, Inc.	4,916	375,779
		55,483,660
Food Products — 1.1%
Alico, Inc.	400	10,296
Archer-Daniels-Midland Co.	58,878	4,686,689
B&G Foods, Inc.	21,483	272,190
Benson Hill, Inc.(1)	725	1,617
Beyond Meat, Inc.(1)(2)	233	4,157
Bunge Ltd.	34,756	3,319,198
Calavo Growers, Inc.	3,969	128,080
Cal-Maine Foods, Inc.	13,306	755,781
Campbell Soup Co.	15,050	790,426
Conagra Brands, Inc.	13,818	503,113
Darling Ingredients, Inc.(1)	30,506	1,930,115
Farmer Bros Co.(1)	1,836	8,299
Flowers Foods, Inc.	38,680	1,078,398
Fresh Del Monte Produce, Inc.	8,662	270,947
Freshpet, Inc.(1)	5,722	355,794
General Mills, Inc.	22,373	1,778,877
Hain Celestial Group, Inc.(1)	10,287	183,417
Hershey Co.	17,131	4,082,660
Hormel Foods Corp.	20,886	926,921
Hostess Brands, Inc.(1)	26,936	665,319
Ingredion, Inc.	11,574	1,150,456
J & J Snack Foods Corp.	1,378	194,587
J M Smucker Co.	11,220	1,659,326
John B Sanfilippo & Son, Inc.	2,872	257,819
Kellogg Co.	16,198	1,068,096
Kraft Heinz Co.	69,892	2,721,594
Lamb Weston Holdings, Inc.	32,437	3,264,460
Lancaster Colony Corp.	3,040	583,619
McCormick & Co., Inc.	7,298	542,387
Mission Produce, Inc.(1)	12,020	138,470
Mondelez International, Inc., Class A	61,190	3,988,364
Pilgrim's Pride Corp.(1)	13,653	319,344
Post Holdings, Inc.(1)	1,439	129,452
Seaboard Corp.	34	134,299
Seneca Foods Corp., Class A(1)	1,556	86,514
Simply Good Foods Co.(1)	13,565	519,404
Sovos Brands, Inc.(1)	1,008	13,175
Tootsie Roll Industries, Inc.	2,422	106,641
47

Avantis U.S. Equity ETF
	Shares	Value
TreeHouse Foods, Inc.(1)	2,609	$127,293
Tyson Foods, Inc., Class A	40,681	2,409,942
Vital Farms, Inc.(1)	2,356	38,073
		41,205,609
Gas Utilities — 0.2%
Atmos Energy Corp.	15,116	1,705,236
Chesapeake Utilities Corp.	2,836	363,263
National Fuel Gas Co.	21,180	1,213,191
New Jersey Resources Corp.	18,438	940,891
Northwest Natural Holding Co.	9,096	439,701
ONE Gas, Inc.	6,963	558,154
Spire, Inc.	3,371	237,318
Star Group LP	100	1,257
UGI Corp.	28,042	1,044,004
		6,503,015
Health Care Equipment and Supplies — 1.9%
Abbott Laboratories	96,320	9,797,670
Align Technology, Inc.(1)	6,405	1,982,347
Alphatec Holdings, Inc.(1)	4,898	72,539
AngioDynamics, Inc.(1)	3,255	40,297
Apyx Medical Corp.(1)(2)	34	111
Atrion Corp.	269	152,792
Avanos Medical, Inc.(1)	7,622	213,950
Axogen, Inc.(1)	1,813	14,957
Baxter International, Inc.	14,834	592,618
Becton Dickinson & Co.	9,311	2,183,895
Boston Scientific Corp.(1)	74,225	3,467,792
Butterfly Network, Inc.(1)(2)	15,960	39,262
Cardiovascular Systems, Inc.(1)	5,093	100,383
Co-Diagnostics, Inc.(1)	4,362	12,606
Contra Abiomed, Inc.(1)	3,336	3,403
Cooper Cos., Inc.	4,870	1,592,344
Cue Health, Inc.(1)	12,946	27,834
CVRx, Inc.(1)	295	3,280
DENTSPLY SIRONA, Inc.	20,900	795,663
DexCom, Inc.(1)	22,217	2,466,309
Edwards Lifesciences Corp.(1)	42,652	3,430,927
Embecta Corp.	4,026	128,631
Enovis Corp.(1)	9,606	553,498
Envista Holdings Corp.(1)	9,405	363,597
GE HealthCare Technologies, Inc.(1)	15,605	1,185,980
Glaukos Corp.(1)	5,530	261,182
Globus Medical, Inc., Class A(1)	10,958	639,290
Haemonetics Corp.(1)	10,510	817,363
Heska Corp.(1)	986	80,290
Hologic, Inc.(1)	60,753	4,838,369
IDEXX Laboratories, Inc.(1)	10,512	4,974,699
Inogen, Inc.(1)	2,676	41,933
Inspire Medical Systems, Inc.(1)	1,483	385,476
Insulet Corp.(1)	3,479	961,456
Integer Holdings Corp.(1)	5,622	421,538
48

Avantis U.S. Equity ETF
	Shares	Value
Integra LifeSciences Holdings Corp.(1)	11,128	$618,939
Intuitive Surgical, Inc.(1)	23,303	5,345,475
Lantheus Holdings, Inc.(1)	17,692	1,308,500
LeMaitre Vascular, Inc.	3,192	159,951
LENSAR, Inc.(1)	146	451
Masimo Corp.(1)	4,651	778,159
Medtronic PLC	58,624	4,854,067
Merit Medical Systems, Inc.(1)	10,768	760,005
Neogen Corp.(1)	17,302	306,072
Nevro Corp.(1)	2,883	90,642
Novocure Ltd.(1)	4,699	361,682
NuVasive, Inc.(1)	11,611	501,944
OraSure Technologies, Inc.(1)	15,114	95,369
Orthofix Medical, Inc.(1)	5,024	103,494
Outset Medical, Inc.(1)	6,625	151,116
Penumbra, Inc.(1)	2,907	755,791
Pulmonx Corp.(1)	1,523	17,103
QuidelOrtho Corp.(1)	14,357	1,248,198
ResMed, Inc.	7,663	1,632,219
Shockwave Medical, Inc.(1)	1,679	319,413
SI-BONE, Inc.(1)	1,090	21,555
Sight Sciences, Inc.(1)(2)	3,566	39,155
STERIS PLC	6,615	1,243,818
Stryker Corp.	11,974	3,147,725
Tactile Systems Technology, Inc.(1)	5,308	76,701
Teleflex, Inc.	3,581	853,102
Utah Medical Products, Inc.	303	27,809
Varex Imaging Corp.(1)	6,533	115,569
ViewRay, Inc.(1)	10,036	43,356
Zimmer Biomet Holdings, Inc.	22,401	2,774,812
Zimvie, Inc.(1)	3,747	42,641
Zynex, Inc.(1)	5,148	66,512
		70,505,626
Health Care Providers and Services — 2.3%
23andMe Holding Co., Class A(1)	66,805	167,681
Acadia Healthcare Co., Inc.(1)	7,790	564,853
Accolade, Inc.(1)	6,390	70,993
AdaptHealth Corp.(1)	2,813	44,980
Addus HomeCare Corp.(1)	870	94,517
agilon health, Inc.(1)(2)	13,200	279,972
AmerisourceBergen Corp.	16,204	2,520,694
AMN Healthcare Services, Inc.(1)	12,499	1,125,035
Apollo Medical Holdings, Inc.(1)	1,690	58,981
Brookdale Senior Living, Inc.(1)	89,000	287,470
Cardinal Health, Inc.	17,264	1,307,057
Castle Biosciences, Inc.(1)	4,009	100,947
Centene Corp.(1)	80,357	5,496,419
Chemed Corp.	2,571	1,340,982
Cigna Group	11,280	3,294,888
Community Health Systems, Inc.(1)	8,840	53,570
CorVel Corp.(1)	1,946	350,825
49

Avantis U.S. Equity ETF
	Shares	Value
Cross Country Healthcare, Inc.(1)	16,459	$435,341
CVS Health Corp.	47,439	3,963,054
DaVita, Inc.(1)	4,710	387,445
Elevance Health, Inc.	23,257	10,923,115
Encompass Health Corp.	8,356	472,281
Enhabit, Inc.(1)	1,164	17,867
Ensign Group, Inc.	17,204	1,539,414
Fulgent Genetics, Inc.(1)	7,924	259,828
HCA Healthcare, Inc.	9,737	2,370,473
HealthEquity, Inc.(1)	3,391	220,991
Henry Schein, Inc.(1)	10,548	826,014
Hims & Hers Health, Inc.(1)	8,153	91,884
Humana, Inc.	22,470	11,123,099
Joint Corp.(1)	718	11,273
Laboratory Corp. of America Holdings	10,676	2,555,407
McKesson Corp.	6,709	2,346,875
ModivCare, Inc.(1)	4,529	444,703
Molina Healthcare, Inc.(1)	17,404	4,791,843
National HealthCare Corp.	3,149	175,462
National Research Corp.	3,965	179,059
NeoGenomics, Inc.(1)	22,633	381,366
Oak Street Health, Inc.(1)	7,818	276,757
OPKO Health, Inc.(1)(2)	37,937	43,248
Option Care Health, Inc.(1)	4,344	133,231
Owens & Minor, Inc.(1)	17,894	274,315
Patterson Cos., Inc.	20,042	531,514
Pediatrix Medical Group, Inc.(1)	576	9,066
Premier, Inc., Class A	31,690	1,020,101
Quest Diagnostics, Inc.	6,350	878,586
RadNet, Inc.(1)	2,703	63,750
Select Medical Holdings Corp.	2,671	72,625
Signify Health, Inc., Class A(1)	685	19,721
Surgery Partners, Inc.(1)	1,417	47,399
Tenet Healthcare Corp.(1)	8,178	478,658
UnitedHealth Group, Inc.	43,156	20,539,667
Universal Health Services, Inc., Class B	12,989	1,734,941
		86,800,237
Health Care Technology — 0.1%
American Well Corp., Class A(1)	46,680	130,237
Doximity, Inc., Class A(1)(2)	5,974	200,906
Evolent Health, Inc., Class A(1)	16,446	575,775
Health Catalyst, Inc.(1)	6,092	85,044
HealthStream, Inc.	3,637	93,289
Multiplan Corp.(1)	4,255	4,298
NextGen Healthcare, Inc.(1)	1,747	31,638
OptimizeRx Corp.(1)	792	14,137
Phreesia, Inc.(1)	4,943	181,902
Schrodinger, Inc.(1)	2,890	62,800
Sharecare, Inc.(1)	51,104	119,583
Teladoc Health, Inc.(1)	9,070	240,264
Veeva Systems, Inc., Class A(1)	9,352	1,549,252
50

Avantis U.S. Equity ETF
	Shares	Value
Veradigm, Inc.(1)	31,626	$525,308
		3,814,433
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	16,737	153,144
Airbnb, Inc., Class A(1)	18,664	2,300,898
Aramark	9,813	361,118
Bally's Corp.(1)	2,841	56,110
BJ's Restaurants, Inc.(1)	7,756	248,192
Bloomin' Brands, Inc.	23,293	607,947
Bluegreen Vacations Holding Corp.	243	8,060
Booking Holdings, Inc.(1)	3,622	9,141,928
Bowlero Corp.(1)(2)	3,912	60,167
Boyd Gaming Corp.	25,238	1,643,751
Brinker International, Inc.(1)	3,620	137,560
Caesars Entertainment, Inc.(1)	9,334	473,794
Carnival Corp.(1)	106,815	1,134,375
Carrols Restaurant Group, Inc.(1)	62	129
Century Casinos, Inc.(1)	2,996	27,743
Cheesecake Factory, Inc.(2)	24,158	904,476
Chipotle Mexican Grill, Inc.(1)	4,535	6,762,048
Choice Hotels International, Inc.	7,601	899,654
Churchill Downs, Inc.	3,276	805,175
Chuy's Holdings, Inc.(1)	7,306	261,189
Cracker Barrel Old Country Store, Inc.	8,733	951,548
Darden Restaurants, Inc.	36,265	5,185,532
Dave & Buster's Entertainment, Inc.(1)	6,410	256,528
Denny's Corp.(1)	3,625	42,304
Dine Brands Global, Inc.	870	66,703
Domino's Pizza, Inc.	1,894	556,855
DraftKings, Inc., Class A(1)	20,956	395,230
Everi Holdings, Inc.(1)	13,883	263,638
Expedia Group, Inc.(1)	12,197	1,329,107
Fiesta Restaurant Group, Inc.(1)	103	829
Full House Resorts, Inc.(1)	13,068	126,498
Golden Entertainment, Inc.(1)	8,246	338,993
Hilton Grand Vacations, Inc.(1)	32,328	1,543,339
Hilton Worldwide Holdings, Inc.	12,939	1,869,815
Hyatt Hotels Corp., Class A(1)	12,842	1,492,754
Inspired Entertainment, Inc.(1)	627	9,913
International Game Technology PLC	9,680	257,101
Jack in the Box, Inc.	1,502	117,757
Krispy Kreme, Inc.	994	12,932
Las Vegas Sands Corp.(1)	22,706	1,304,914
Life Time Group Holdings, Inc.(1)	4,278	77,303
Light & Wonder, Inc., Class A(1)	2,857	178,877
Lindblad Expeditions Holdings, Inc.(1)(2)	902	7,739
Marriott International, Inc., Class A	20,289	3,433,710
Marriott Vacations Worldwide Corp.	1,657	253,504
McDonald's Corp.	26,627	7,027,132
MGM Resorts International	50,085	2,154,156
Monarch Casino & Resort, Inc.	5,947	437,818
51

Avantis U.S. Equity ETF
	Shares	Value
Noodles & Co.(1)	20,242	$118,213
Norwegian Cruise Line Holdings Ltd.(1)	122,082	1,809,255
Papa John's International, Inc.	2,161	181,416
Penn Entertainment, Inc.(1)	31,377	957,940
Planet Fitness, Inc., Class A(1)	4,619	374,370
Playa Hotels & Resorts NV(1)	41,885	373,614
PlayAGS, Inc.(1)	1,675	10,754
Potbelly Corp.(1)	3,508	25,258
RCI Hospitality Holdings, Inc.	3,276	274,431
Red Robin Gourmet Burgers, Inc.(1)	318	2,706
Red Rock Resorts, Inc., Class A	7,952	347,264
Royal Caribbean Cruises Ltd.(1)	17,622	1,244,818
Ruth's Hospitality Group, Inc.	10,658	198,772
SeaWorld Entertainment, Inc.(1)	10,612	685,535
Shake Shack, Inc., Class A(1)	5,797	323,415
Six Flags Entertainment Corp.(1)	4,894	129,202
Starbucks Corp.	49,743	5,078,263
Sweetgreen, Inc., Class A(1)	1,154	10,063
Target Hospitality Corp.(1)	14,651	217,274
Texas Roadhouse, Inc.	27,484	2,790,725
Travel + Leisure Co.	8,015	336,229
Vail Resorts, Inc.	2,540	593,065
Wendy's Co.	28,609	628,254
Wingstop, Inc.	2,309	393,338
Wyndham Hotels & Resorts, Inc.	7,549	581,424
Wynn Resorts Ltd.(1)	10,378	1,124,664
Xponential Fitness, Inc., Class A(1)	755	19,169
Yum! Brands, Inc.	14,084	1,790,921
		76,300,339
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	1,060	19,663
Beazer Homes USA, Inc.(1)	5,824	86,836
Cavco Industries, Inc.(1)	2,563	730,455
Century Communities, Inc.	10,134	606,115
Cricut, Inc., Class A	1,702	18,160
D.R. Horton, Inc.	64,974	6,008,795
Ethan Allen Interiors, Inc.	12,273	362,667
Garmin Ltd.	16,082	1,578,127
GoPro, Inc., Class A(1)	27,918	144,894
Green Brick Partners, Inc.(1)	7,207	224,858
Hooker Furnishings Corp.	1,278	28,097
Hovnanian Enterprises, Inc., Class A(1)	1,246	84,865
Installed Building Products, Inc.	4,473	516,095
iRobot Corp.(1)	3,375	138,679
KB Home	17,533	618,389
La-Z-Boy, Inc.	17,483	566,100
Legacy Housing Corp.(1)	1,403	28,004
Leggett & Platt, Inc.	6,674	230,186
Lennar Corp., B Shares	2,642	215,746
Lennar Corp., Class A	54,112	5,234,795
LGI Homes, Inc.(1)	4,305	449,055
52

Avantis U.S. Equity ETF
	Shares	Value
Lifetime Brands, Inc.	8	$63
Lovesac Co.(1)	605	17,418
M/I Homes, Inc.(1)	10,215	590,836
MDC Holdings, Inc.	14,319	529,803
Meritage Homes Corp.	8,795	960,678
Mohawk Industries, Inc.(1)	12,114	1,245,925
Newell Brands, Inc.	56,563	830,910
NVR, Inc.(1)	824	4,263,063
PulteGroup, Inc.	53,490	2,924,298
Purple Innovation, Inc.(1)(2)	7,791	33,657
Skyline Champion Corp.(1)	22,761	1,557,080
Sonos, Inc.(1)	25,445	494,396
Taylor Morrison Home Corp.(1)	42,860	1,535,674
Tempur Sealy International, Inc.	18,855	805,863
Toll Brothers, Inc.	27,263	1,634,144
TopBuild Corp.(1)	843	174,998
Tri Pointe Homes, Inc.(1)	28,660	683,254
Universal Electronics, Inc.(1)	2,028	25,796
Vuzix Corp.(1)	3,281	13,616
Whirlpool Corp.	13,624	1,879,840
		38,091,893
Household Products — 0.8%
Central Garden & Pet Co.(1)	592	23,976
Central Garden & Pet Co., Class A(1)	13,567	521,380
Church & Dwight Co., Inc.	18,966	1,588,971
Clorox Co.	15,969	2,482,221
Colgate-Palmolive Co.	90,106	6,604,770
Energizer Holdings, Inc.	337	12,209
Kimberly-Clark Corp.	42,434	5,306,372
Oil-Dri Corp. of America	506	18,940
Procter & Gamble Co.	98,324	13,525,449
Reynolds Consumer Products, Inc.	299	8,205
Spectrum Brands Holdings, Inc.	3,925	251,278
WD-40 Co.	834	144,641
		30,488,412
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	213,665	5,273,252
Brookfield Renewable Corp., Class A	13,542	377,145
Clearway Energy, Inc., Class A	6,812	202,384
Clearway Energy, Inc., Class C	16,870	529,887
Montauk Renewables, Inc.(1)	7,801	76,918
NextEra Energy Partners LP	13,512	895,305
Ormat Technologies, Inc.	10,440	882,389
Sunnova Energy International, Inc.(1)	19,618	348,808
Vistra Corp.	94,936	2,087,643
		10,673,731
Industrial Conglomerates — 0.4%
3M Co.	42,394	4,567,530
General Electric Co.	49,045	4,154,602
Honeywell International, Inc.	26,488	5,071,922
		13,794,054
53

Avantis U.S. Equity ETF
	Shares	Value
Insurance — 4.1%
Aflac, Inc.	108,289	$7,379,895
Allstate Corp.	36,843	4,744,642
Ambac Financial Group, Inc.(1)	19,644	325,108
American Equity Investment Life Holding Co.	18,562	773,107
American Financial Group, Inc.	22,578	3,027,936
American International Group, Inc.	151,794	9,276,131
AMERISAFE, Inc.	4,556	248,484
Aon PLC, Class A	15,290	4,648,925
Arch Capital Group Ltd.(1)	69,912	4,893,840
Argo Group International Holdings Ltd.	9,288	269,816
Arthur J Gallagher & Co.	25,936	4,859,110
Assurant, Inc.	7,908	1,007,400
Assured Guaranty Ltd.	16,621	1,037,317
Axis Capital Holdings Ltd.	31,823	1,932,293
Brighthouse Financial, Inc.(1)	22,769	1,316,731
Brown & Brown, Inc.	6,326	354,699
Chubb Ltd.	38,987	8,227,037
Cincinnati Financial Corp.	21,673	2,615,931
CNA Financial Corp.	4,888	213,997
CNO Financial Group, Inc.	59,669	1,528,720
Donegal Group, Inc., Class A	1,311	20,150
Employers Holdings, Inc.	8,352	370,912
Enstar Group Ltd.(1)	1,892	462,613
Erie Indemnity Co., Class A	3,782	890,245
Everest Re Group Ltd.	8,553	3,284,095
F&G Annuities & Life, Inc.	4,837	98,530
Fidelity National Financial, Inc.	73,498	2,929,630
First American Financial Corp.	28,984	1,645,712
Genworth Financial, Inc., Class A(1)	168,201	1,047,892
Globe Life, Inc.	19,148	2,330,120
Greenlight Capital Re Ltd., A Shares(1)	2,295	21,068
Hallmark Financial Services, Inc.(1)	14	154
Hanover Insurance Group, Inc.	6,060	845,249
Hartford Financial Services Group, Inc.	91,137	7,134,204
HCI Group, Inc.(2)	848	44,520
Horace Mann Educators Corp.	14,116	521,727
James River Group Holdings Ltd.	4,260	102,666
Kemper Corp.	9,068	558,589
Kinsale Capital Group, Inc.	4,262	1,358,299
Lemonade, Inc.(1)	7,591	123,733
Lincoln National Corp.	23,599	748,560
Loews Corp.	35,591	2,174,254
Markel Corp.(1)	1,835	2,440,293
Marsh & McLennan Cos., Inc.	22,775	3,692,739
MBIA, Inc.(1)	2,999	41,356
Mercury General Corp.	4,573	155,711
MetLife, Inc.	97,861	7,019,570
National Western Life Group, Inc., Class A	527	142,179
Old Republic International Corp.	89,505	2,360,247
Oscar Health, Inc., Class A(1)(2)	22,659	125,531
54

Avantis U.S. Equity ETF
	Shares	Value
Palomar Holdings, Inc.(1)	2,311	$138,660
Primerica, Inc.	15,484	2,971,999
Principal Financial Group, Inc.	49,443	4,428,115
ProAssurance Corp.	12,114	240,948
Progressive Corp.	76,826	11,026,068
Prudential Financial, Inc.	68,291	6,829,100
Reinsurance Group of America, Inc.	18,977	2,741,607
RenaissanceRe Holdings Ltd.	10,450	2,245,705
RLI Corp.	7,513	1,036,118
Ryan Specialty Holdings, Inc.(1)	2,762	116,335
Safety Insurance Group, Inc.	3,893	314,126
Selective Insurance Group, Inc.	14,708	1,493,303
SiriusPoint Ltd.(1)	23,973	170,208
Stewart Information Services Corp.	9,775	415,340
Tiptree, Inc.	3,227	51,955
Travelers Cos., Inc.	53,812	9,961,677
Trupanion, Inc.(1)(2)	993	58,964
United Fire Group, Inc.	7,019	200,322
Universal Insurance Holdings, Inc.	2,776	53,660
Unum Group	58,267	2,595,795
W R Berkley Corp.	37,015	2,450,023
White Mountains Insurance Group Ltd.	700	1,010,499
Willis Towers Watson PLC	5,243	1,228,750
		153,150,944
Interactive Media and Services — 2.6%
Alphabet, Inc., Class A(1)	385,483	34,716,599
Alphabet, Inc., Class C(1)	340,178	30,718,074
Cargurus, Inc.(1)	9,066	154,575
Cars.com, Inc.(1)	33,256	638,515
EverQuote, Inc., Class A(1)	1,005	13,718
IAC, Inc.(1)	8,432	437,958
Match Group, Inc.(1)	8,277	342,833
Meta Platforms, Inc., Class A(1)	148,133	25,914,387
Nextdoor Holdings, Inc.(1)	6,500	13,390
Pinterest, Inc., Class A(1)	55,076	1,382,959
QuinStreet, Inc.(1)	6,577	111,612
Shutterstock, Inc.	5,149	387,308
Snap, Inc., Class A(1)	27,442	278,536
TripAdvisor, Inc.(1)	10,645	229,613
TrueCar, Inc.(1)	11,316	26,366
Yelp, Inc.(1)	11,801	354,266
Ziff Davis, Inc.(1)	5,432	429,019
ZipRecruiter, Inc., Class A(1)	21,735	370,799
ZoomInfo Technologies, Inc.(1)	9,741	235,440
		96,755,967
Internet and Direct Marketing Retail — 1.3%
1-800-Flowers.com, Inc., Class A(1)	3,337	33,036
Amazon.com, Inc.(1)	396,187	37,332,701
CarParts.com, Inc.(1)	3,855	24,171
Chewy, Inc., Class A(1)(2)	15,089	611,859
DoorDash, Inc., Class A(1)	13,966	763,382
55

Avantis U.S. Equity ETF
	Shares	Value
Duluth Holdings, Inc., Class B(1)	133	$799
eBay, Inc.	131,750	6,047,325
Etsy, Inc.(1)	10,358	1,257,565
Lands' End, Inc.(1)	527	4,005
MercadoLibre, Inc.(1)	1,610	1,964,200
PetMed Express, Inc.(2)	2,067	38,818
Qurate Retail, Inc., Series A(1)	25,054	52,864
Stitch Fix, Inc., Class A(1)	1,184	5,518
Wayfair, Inc., Class A(1)	2,433	98,512
		48,234,755
IT Services — 3.2%
Accenture PLC, Class A	43,223	11,477,868
Affirm Holdings, Inc.(1)(2)	3,842	52,328
Akamai Technologies, Inc.(1)	21,911	1,590,739
Amdocs Ltd.	13,175	1,206,962
Automatic Data Processing, Inc.	48,797	10,726,556
AvidXchange Holdings, Inc.(1)	7,291	72,545
Block, Inc.(1)	9,835	754,640
Broadridge Financial Solutions, Inc., ADR	11,095	1,561,954
Cass Information Systems, Inc.	5,024	242,910
Cloudflare, Inc., Class A(1)	6,127	367,681
Cognizant Technology Solutions Corp., Class A	60,691	3,801,077
Computer Task Group, Inc.(1)	51	378
Concentrix Corp.	5,671	776,020
Conduent, Inc.(1)	4,885	19,442
CSG Systems International, Inc.	10,690	600,778
DigitalOcean Holdings, Inc.(1)	6,915	221,142
DXC Technology Co.(1)	65,067	1,804,959
EPAM Systems, Inc.(1)	6,586	2,026,183
Euronet Worldwide, Inc.(1)	6,678	726,900
EVERTEC, Inc.	11,391	419,303
Evo Payments, Inc., Class A(1)	1,906	64,518
ExlService Holdings, Inc.(1)	3,188	524,458
Fastly, Inc., Class A(1)	7,980	110,842
Fidelity National Information Services, Inc.	15,923	1,009,040
Fiserv, Inc.(1)	16,686	1,920,392
FleetCor Technologies, Inc.(1)	3,886	834,674
Gartner, Inc.(1)	6,036	1,978,661
Genpact Ltd.	9,897	472,384
Global Payments, Inc.	7,850	880,770
Globant SA(1)	2,842	469,157
GoDaddy, Inc., Class A(1)	9,135	691,611
Grid Dynamics Holdings, Inc.(1)	1,487	17,324
Hackett Group, Inc.	5,975	111,374
IBEX Holdings Ltd.(1)	3,672	102,632
International Business Machines Corp.	49,513	6,402,031
International Money Express, Inc.(1)	11,456	292,701
Jack Henry & Associates, Inc.	10,965	1,800,892
Kyndryl Holdings, Inc.(1)	45,088	707,431
Marqeta, Inc., Class A(1)	40,215	233,247
Mastercard, Inc., Class A	54,808	19,472,734
56

Avantis U.S. Equity ETF
	Shares	Value
MAXIMUS, Inc.	7,580	$622,166
MongoDB, Inc.(1)	1,166	244,300
Okta, Inc.(1)	1,770	126,183
Paychex, Inc.	50,922	5,621,789
Payoneer Global, Inc.(1)	84,236	488,569
PayPal Holdings, Inc.(1)	60,878	4,480,621
Paysafe Ltd.(1)	722	14,397
Perficient, Inc.(1)	1,762	124,750
Remitly Global, Inc.(1)	18,653	272,893
Sabre Corp.(1)	21,443	108,502
Shift4 Payments, Inc., Class A(1)	3,958	255,291
Snowflake, Inc., Class A(1)	11,553	1,783,552
Squarespace, Inc., Class A(1)	4,190	98,088
SS&C Technologies Holdings, Inc.	6,732	395,168
TaskUS, Inc., Class A(1)	3,456	59,460
Thoughtworks Holding, Inc.(1)	1,152	8,479
Toast, Inc., Class A(1)	19,380	366,670
TTEC Holdings, Inc.	2,192	88,250
Twilio, Inc., Class A(1)	10,792	725,330
Unisys Corp.(1)	1,565	7,794
VeriSign, Inc.(1)	4,811	946,949
Verra Mobility Corp.(1)	23,708	408,489
Visa, Inc., Class A	113,792	25,027,412
Western Union Co.	60,753	787,359
WEX, Inc.(1)	5,363	1,034,040
		120,643,739
Leisure Products — 0.2%
Acushnet Holdings Corp.	4,952	238,984
American Outdoor Brands, Inc.(1)	141	1,301
AMMO, Inc.(1)(2)	9,052	17,651
Brunswick Corp.	20,206	1,766,408
Clarus Corp.	1,481	14,662
Hasbro, Inc.	6,898	379,459
JAKKS Pacific, Inc.(1)	881	17,039
Johnson Outdoors, Inc., Class A	538	34,895
Malibu Boats, Inc., Class A(1)	9,318	556,844
Marine Products Corp.	2	26
MasterCraft Boat Holdings, Inc.(1)	8,610	290,760
Mattel, Inc.(1)	32,482	584,351
Peloton Interactive, Inc., Class A(1)	1,635	21,124
Polaris, Inc.	18,114	2,060,467
Smith & Wesson Brands, Inc.	13,547	148,204
Sturm Ruger & Co., Inc.	7,432	433,063
Topgolf Callaway Brands Corp.(1)	21,390	495,820
Vista Outdoor, Inc.(1)	25,786	736,448
YETI Holdings, Inc.(1)	14,072	548,527
		8,346,033
Life Sciences Tools and Services — 1.0%
10X Genomics, Inc., Class A(1)	4,627	219,875
AbCellera Biologics, Inc.(1)(2)	54,474	457,582
Adaptive Biotechnologies Corp.(1)	13,832	118,264
57

Avantis U.S. Equity ETF
	Shares	Value
Agilent Technologies, Inc.	18,752	$2,662,221
Avantor, Inc.(1)	12,342	300,775
Azenta, Inc.(1)	9,591	420,949
BioLife Solutions, Inc.(1)	1,960	45,590
Bionano Genomics, Inc.(1)(2)	30,478	40,841
Bio-Rad Laboratories, Inc., Class A(1)	2,758	1,317,883
Bio-Techne Corp.	10,282	746,884
Bruker Corp.	20,083	1,384,120
Charles River Laboratories International, Inc.(1)	2,835	621,829
Codexis, Inc.(1)	1,188	5,744
Cytek Biosciences, Inc.(1)	6,145	63,293
Danaher Corp.	21,313	5,275,607
Illumina, Inc.(1)	7,115	1,417,308
Inotiv, Inc.(1)(2)	2,334	17,505
IQVIA Holdings, Inc.(1)	11,039	2,301,300
Maravai LifeSciences Holdings, Inc., Class A(1)	15,738	232,135
MaxCyte, Inc.(1)	13,261	60,205
Medpace Holdings, Inc.(1)	4,088	792,581
Mettler-Toledo International, Inc.(1)	2,910	4,172,096
NanoString Technologies, Inc.(1)	1,738	16,963
OmniAb, Inc.(1)	1,555	4,306
OmniAb, Inc.(1)	1,555	4,141
PerkinElmer, Inc.	6,154	766,604
Quanterix Corp.(1)	6,794	74,734
Quantum-Si, Inc.(1)	8,490	15,452
Repligen Corp.(1)	4,103	715,440
Seer, Inc.(1)	6,973	28,520
SomaLogic, Inc.(1)	18,392	46,716
Sotera Health Co.(1)	8,227	137,309
Syneos Health, Inc.(1)	1,274	51,240
Thermo Fisher Scientific, Inc.	13,432	7,276,920
Waters Corp.(1)	9,522	2,960,295
West Pharmaceutical Services, Inc.	8,004	2,537,508
		37,310,735
Machinery — 2.6%
AGCO Corp.	11,629	1,637,479
Alamo Group, Inc.	1,827	333,227
Albany International Corp., Class A	9,005	908,785
Allison Transmission Holdings, Inc.	14,113	670,368
Altra Industrial Motion Corp.	3,431	211,109
Astec Industries, Inc.	5,392	242,802
Barnes Group, Inc.	9,442	397,886
Caterpillar, Inc.	65,352	15,655,072
Chart Industries, Inc.(1)	2,835	378,473
Columbus McKinnon Corp.	1,487	55,197
Commercial Vehicle Group, Inc.(1)	7,054	55,727
Crane Holdings Co.	4,187	501,519
Cummins, Inc.	23,322	5,669,112
Deere & Co.	43,892	18,401,282
Desktop Metal, Inc., Class A(1)(2)	15,754	23,946
Donaldson Co., Inc.	30,633	1,937,537
58

Avantis U.S. Equity ETF
	Shares	Value
Dover Corp.	5,518	$827,148
Enerpac Tool Group Corp.	6,721	180,997
ESCO Technologies, Inc.	3,441	320,667
Evoqua Water Technologies Corp.(1)	10,486	509,200
Federal Signal Corp.	8,979	473,822
Fortive Corp.	11,379	758,524
Franklin Electric Co., Inc.	2,042	195,154
Gates Industrial Corp. PLC(1)	14,379	201,881
Graco, Inc.	24,999	1,738,430
Greenbrier Cos., Inc.	13,537	434,673
Helios Technologies, Inc.	5,000	338,700
Hillenbrand, Inc.	4,609	217,268
Hillman Solutions Corp.(1)	14,883	132,310
Hyliion Holdings Corp.(1)	15,309	43,324
Hyster-Yale Materials Handling, Inc.	1,633	63,540
IDEX Corp.	5,192	1,168,096
Illinois Tool Works, Inc.	24,462	5,703,560
Ingersoll Rand, Inc.	32,561	1,890,817
ITT, Inc.	10,862	987,247
John Bean Technologies Corp.	338	37,481
Kadant, Inc.	2,384	511,749
Kennametal, Inc.	26,551	752,190
Lincoln Electric Holdings, Inc.	16,199	2,720,298
Lindsay Corp.	1,586	238,677
Manitowoc Co., Inc.(1)	4,355	82,353
Mayville Engineering Co., Inc.(1)	2,072	33,608
Microvast Holdings, Inc.(1)	18,299	23,606
Middleby Corp.(1)	2,515	391,057
Miller Industries, Inc.	1,362	37,877
Mueller Industries, Inc.	26,646	1,971,005
Mueller Water Products, Inc., Class A	43,560	604,177
Nikola Corp.(1)(2)	2,826	6,274
Nordson Corp.	3,803	835,291
Omega Flex, Inc.	306	35,612
Oshkosh Corp.	10,391	926,773
Otis Worldwide Corp.	19,829	1,677,930
PACCAR, Inc.	107,261	7,744,244
Parker-Hannifin Corp.	6,034	2,123,063
Park-Ohio Holdings Corp.	42	559
Pentair PLC	5,088	284,623
Proterra, Inc.(1)(2)	24,195	101,619
Proto Labs, Inc.(1)	2,782	87,466
RBC Bearings, Inc.(1)	2,770	636,574
REV Group, Inc.	10,931	127,783
Snap-on, Inc.	10,591	2,633,770
SPX Technologies, Inc.(1)	5,469	385,236
Standex International Corp.	2,328	269,303
Stanley Black & Decker, Inc.	3,417	292,529
Tennant Co.	2,019	142,986
Terex Corp.	19,103	1,131,089
Timken Co.	15,781	1,348,486
59

Avantis U.S. Equity ETF
	Shares	Value
Titan International, Inc.(1)	25,155	$312,174
Toro Co.	15,116	1,669,411
Trinity Industries, Inc.	20,663	576,704
Wabash National Corp.	26,314	721,004
Watts Water Technologies, Inc., Class A	4,581	802,729
Westinghouse Air Brake Technologies Corp.	11,961	1,247,891
Xylem, Inc.	10,739	1,102,358
		97,892,438
Marine — 0.1%
Costamare, Inc.	13,185	138,443
Eagle Bulk Shipping, Inc.(2)	4,757	310,489
Eneti, Inc.	3,569	37,760
Genco Shipping & Trading Ltd.	17,009	324,021
Kirby Corp.(1)	18,020	1,306,991
Matson, Inc.	14,571	969,117
Pangaea Logistics Solutions Ltd.	1,520	10,093
Safe Bulkers, Inc.(2)	15,972	59,895
		3,156,809
Media — 0.8%
Altice USA, Inc., Class A(1)	20,711	82,016
AMC Networks, Inc., Class A(1)	8,674	193,951
Boston Omaha Corp., Class A(1)	3,267	78,702
Cable One, Inc.	1,463	1,010,362
Charter Communications, Inc., Class A(1)	4,955	1,821,508
Comcast Corp., Class A	339,108	12,604,644
Cumulus Media, Inc., Class A(1)	4,685	25,393
Daily Journal Corp.(1)	69	20,954
DISH Network Corp., Class A(1)	47,674	543,960
E.W. Scripps Co., Class A(1)	572	7,219
Emerald Holding, Inc.(1)	896	3,414
Entravision Communications Corp., Class A	20,342	133,443
Fox Corp., Class A	71,630	2,508,483
Fox Corp., Class B	33,236	1,071,861
Gray Television, Inc.	23,049	269,673
iHeartMedia, Inc., Class A(1)	8,717	63,285
Interpublic Group of Cos., Inc.	20,267	720,289
John Wiley & Sons, Inc., Class A	1,862	82,840
Liberty Broadband Corp., Class A(1)	923	80,052
Liberty Broadband Corp., Class C(1)	12,199	1,057,287
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,119	68,634
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,803	219,193
Loyalty Ventures, Inc.(1)	43	76
Magnite, Inc.(1)	8,405	93,548
New York Times Co., Class A	28,931	1,113,843
News Corp., Class A	59,914	1,027,525
News Corp., Class B	18,047	311,491
Nexstar Media Group, Inc., Class A	4,578	851,050
Omnicom Group, Inc.	12,946	1,172,519
Paramount Global, Class B	52,028	1,114,440
PubMatic, Inc., Class A(1)	11,858	180,004
Scholastic Corp.	10,111	461,163
60

Avantis U.S. Equity ETF
	Shares	Value
Sinclair Broadcast Group, Inc., Class A	3,662	$59,581
Sirius XM Holdings, Inc.	25,864	113,543
TechTarget, Inc.(1)	1,823	68,782
TEGNA, Inc.	24	418
Thryv Holdings, Inc.(1)	1,490	35,522
Trade Desk, Inc., Class A(1)	19,752	1,105,322
WideOpenWest, Inc.(1)	18,350	200,565
		30,576,555
Metals and Mining — 1.8%
Alcoa Corp.	54,400	2,662,336
Alpha Metallurgical Resources, Inc.	7,017	1,177,032
Arconic Corp.(1)	24,407	645,321
ATI, Inc.(1)	49,696	2,020,142
Carpenter Technology Corp.	11,424	552,122
Century Aluminum Co.(1)	8,534	103,005
Cleveland-Cliffs, Inc.(1)	170,688	3,640,775
Coeur Mining, Inc.(1)	60,788	189,659
Commercial Metals Co.	48,183	2,493,470
Compass Minerals International, Inc.	15,906	612,858
Fortitude Gold Corp.	744	4,672
Freeport-McMoRan, Inc.	299,814	12,283,380
Gatos Silver, Inc.(1)	12,800	51,712
Gold Resource Corp.(2)	5,263	4,813
Haynes International, Inc.	2,622	143,450
Hecla Mining Co.	116,770	601,366
Kaiser Aluminum Corp.	5,444	431,818
McEwen Mining, Inc.(1)(2)	3,538	24,058
MP Materials Corp.(1)	24,050	841,750
Newmont Corp.	162,548	7,088,718
Nucor Corp.	65,533	10,972,846
Olympic Steel, Inc.	4,487	235,568
Piedmont Lithium, Inc.(1)(2)	1,501	97,415
Ramaco Resources, Inc.(2)	6,514	64,814
Reliance Steel & Aluminum Co.	17,592	4,360,001
Royal Gold, Inc.	12,353	1,467,413
Ryerson Holding Corp.	11,097	398,715
Schnitzer Steel Industries, Inc., Class A	10,425	340,793
Steel Dynamics, Inc.	60,482	7,627,385
SunCoke Energy, Inc.	44,127	419,648
TimkenSteel Corp.(1)	20,204	369,531
Tredegar Corp.	6,485	75,356
United States Steel Corp.	85,506	2,619,049
Warrior Met Coal, Inc.	27,497	1,052,310
Worthington Industries, Inc.	8,826	533,443
		66,206,744
Multiline Retail — 0.6%
Big Lots, Inc.	11,111	159,443
Dillard's, Inc., Class A	1,702	606,610
Dollar General Corp.	22,676	4,904,819
Dollar Tree, Inc.(1)	26,358	3,829,290
Kohl's Corp.	36,772	1,031,087
61

Avantis U.S. Equity ETF
	Shares	Value
Macy's, Inc.	109,932	$2,249,209
Nordstrom, Inc.	44,584	868,496
Ollie's Bargain Outlet Holdings, Inc.(1)	7,467	429,651
Target Corp.	55,451	9,343,493
		23,422,098
Multi-Utilities — 0.8%
Ameren Corp.	32,604	2,696,677
Avista Corp.	17,277	710,430
Black Hills Corp.	657	40,346
CenterPoint Energy, Inc.	93,485	2,600,753
CMS Energy Corp.	24,535	1,446,829
Consolidated Edison, Inc.	54,506	4,870,111
Dominion Energy, Inc.	50,892	2,830,613
DTE Energy Co.	15,996	1,754,921
NiSource, Inc.	80,268	2,201,751
NorthWestern Corp.	10,284	594,210
Public Service Enterprise Group, Inc.	63,298	3,825,098
Sempra Energy	29,393	4,407,774
Unitil Corp.	4,249	230,806
WEC Energy Group, Inc.	21,972	1,948,038
		30,158,357
Oil, Gas and Consumable Fuels — 8.1%
Aemetis, Inc.(1)	1,036	3,699
Alto Ingredients, Inc.(1)	4,759	13,896
Amplify Energy Corp.(1)	1,985	16,634
Antero Midstream Corp.	103,369	1,089,509
Antero Resources Corp.(1)	90,779	2,378,410
APA Corp.	109,650	4,208,367
Arch Resources, Inc.	9,898	1,557,450
Ardmore Shipping Corp.	8,356	151,661
Battalion Oil Corp.(1)	400	3,604
Berry Corp.	32,729	308,635
California Resources Corp.	25,928	1,094,162
Callon Petroleum Co.(1)	27,594	1,069,543
Centrus Energy Corp., Class A(1)	438	19,627
Cheniere Energy, Inc.	12,937	2,035,508
Chesapeake Energy Corp.	46,851	3,786,029
Chevron Corp.	184,337	29,635,860
Chord Energy Corp.	15,875	2,137,093
Civitas Resources, Inc.	24,094	1,690,676
Clean Energy Fuels Corp.(1)	27,485	153,916
CNX Resources Corp.(1)	75,244	1,154,995
Comstock Resources, Inc.(2)	57,697	700,442
ConocoPhillips	198,722	20,537,919
CONSOL Energy, Inc.	16,050	878,417
Coterra Energy, Inc.	231,187	5,772,739
Crescent Energy Co., Class A(2)	16,054	185,263
CVR Energy, Inc.	13,767	436,827
Delek US Holdings, Inc.	36,199	911,129
Denbury, Inc.(1)	19,945	1,662,815
Devon Energy Corp.	161,562	8,711,423
62

Avantis U.S. Equity ETF
	Shares	Value
DHT Holdings, Inc.	36,170	$418,487
Diamondback Energy, Inc.	53,173	7,475,060
Dorian LPG Ltd.	15,692	344,439
DT Midstream, Inc.	21,583	1,083,467
Earthstone Energy, Inc., Class A(1)	31,196	435,184
EnLink Midstream LLC(1)	110,218	1,241,055
EOG Resources, Inc.	114,920	12,988,258
EQT Corp.	105,401	3,497,205
Equitrans Midstream Corp.	211,859	1,277,510
Evolution Petroleum Corp.	12,414	80,815
Excelerate Energy, Inc., Class A	1,927	41,642
Exxon Mobil Corp.	436,680	47,995,499
Gevo, Inc.(1)(2)	27,330	50,561
Green Plains, Inc.(1)	17,423	604,055
Gulfport Energy Corp.(1)	4,328	286,167
Hallador Energy Co.(1)	5,335	40,706
Hess Corp.	71,628	9,648,292
Hess Midstream LP, Class A	12,639	346,561
HF Sinclair Corp.	54,897	2,729,479
HighPeak Energy, Inc.(2)	5,048	135,034
International Seaways, Inc.	12,549	645,521
Kimbell Royalty Partners LP	26,470	408,432
Kinder Morgan, Inc.	185,641	3,167,035
Kinetik Holdings, Inc.(2)	479	14,250
Kosmos Energy Ltd.(1)	211,345	1,663,285
Magnolia Oil & Gas Corp., Class A	71,824	1,569,354
Marathon Oil Corp.	220,566	5,547,235
Marathon Petroleum Corp.	107,923	13,339,283
Matador Resources Co.	46,473	2,499,783
Murphy Oil Corp.	65,489	2,555,381
NACCO Industries, Inc., Class A	767	28,678
New Fortress Energy, Inc.	4,384	144,628
NextDecade Corp.(1)	153	1,080
Nordic American Tankers Ltd.	48,074	212,968
Northern Oil & Gas, Inc.	33,980	1,054,739
Occidental Petroleum Corp.	146,449	8,576,053
ONEOK, Inc.	110,628	7,240,603
Overseas Shipholding Group, Inc., Class A(1)	20,091	74,337
Ovintiv, Inc.	88,723	3,794,683
Par Pacific Holdings, Inc.(1)	33,906	941,909
PBF Energy, Inc., Class A	58,267	2,546,851
PDC Energy, Inc.	38,338	2,572,863
Peabody Energy Corp.(1)	53,340	1,456,182
Permian Resources Corp.	73,583	795,432
Phillips 66	107,126	10,986,843
PHX Minerals, Inc.	28	80
Pioneer Natural Resources Co.	44,084	8,834,874
Plains GP Holdings LP, Class A(2)	76,021	1,057,452
Range Resources Corp.	97,557	2,628,186
Ranger Oil Corp., Class A	10,552	437,908
REX American Resources Corp.(1)	6,239	205,949
63

Avantis U.S. Equity ETF
	Shares	Value
Riley Exploration Permian, Inc.	1,214	$37,148
Ring Energy, Inc.(1)(2)	28,089	58,987
SandRidge Energy, Inc.(1)	14,963	218,310
Scorpio Tankers, Inc.	13,409	809,367
SFL Corp. Ltd.	48,270	498,146
SilverBow Resources, Inc.(1)	5,692	140,137
Sitio Royalties Corp., Class A	21,251	499,611
SM Energy Co.	54,655	1,612,869
Southwestern Energy Co.(1)	447,461	2,371,543
Talos Energy, Inc.(1)	37,180	662,176
Targa Resources Corp.	69,238	5,130,536
Teekay Corp.(1)	10,064	62,799
Teekay Tankers Ltd., Class A(1)	5,805	262,096
Tellurian, Inc.(1)(2)	21,113	31,458
Texas Pacific Land Corp.	1,868	3,325,395
Uranium Energy Corp.(1)	28,946	107,100
VAALCO Energy, Inc.	38,174	179,036
Valero Energy Corp.	88,731	11,688,535
Viper Energy Partners LP	12,123	347,082
Vital Energy, Inc.(1)	7,723	396,885
Vitesse Energy, Inc.(1)	4,290	74,603
W&T Offshore, Inc.(1)	5,246	29,430
Williams Cos., Inc.	226,742	6,824,934
World Fuel Services Corp.	19,024	522,209
		303,917,973
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	9,107	351,439
Glatfelter Corp.	2,820	10,829
Louisiana-Pacific Corp.	28,690	1,678,652
Mercer International, Inc.	17,446	188,068
Sylvamo Corp.	20,250	998,932
		3,227,920
Personal Products — 0.2%
BellRing Brands, Inc.(1)	389	12,012
Coty, Inc., Class A(1)	6,724	75,981
Edgewell Personal Care Co.	10,856	463,551
elf Beauty, Inc.(1)	3,548	265,213
Estee Lauder Cos., Inc., Class A	17,950	4,362,748
Herbalife Nutrition Ltd.(1)	7,525	145,609
Inter Parfums, Inc.	2,531	304,758
Lifevantage Corp.	15	58
Medifast, Inc.	3,988	447,174
Nature's Sunshine Products, Inc.(1)	2	22
Nu Skin Enterprises, Inc., Class A	19,834	790,187
Olaplex Holdings, Inc.(1)	10,073	49,559
Thorne HealthTech, Inc.(1)	1,462	7,237
USANA Health Sciences, Inc.(1)	3,082	187,324
		7,111,433
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.(1)	6,019	74,997
Amneal Pharmaceuticals, Inc.(1)	3,268	6,732
64

Avantis U.S. Equity ETF
	Shares	Value
Amphastar Pharmaceuticals, Inc.(1)	8,446	$269,090
ANI Pharmaceuticals, Inc.(1)	2,156	90,207
Arvinas, Inc.(1)	21,782	667,618
Assertio Holdings, Inc.(1)(2)	26,321	145,555
ATAI Life Sciences NV(1)(2)	9,588	16,108
Atea Pharmaceuticals, Inc.(1)	11,053	39,128
Bristol-Myers Squibb Co.	251,296	17,329,372
Cassava Sciences, Inc.(1)	1,104	27,269
Catalent, Inc.(1)	11,845	808,066
CinCor Pharma, Inc.(1)	3,906	11,952
Collegium Pharmaceutical, Inc.(1)	4,748	125,964
Corcept Therapeutics, Inc.(1)	28,458	592,780
DICE Therapeutics, Inc.(1)	6,050	180,532
Edgewise Therapeutics, Inc.(1)(2)	6,983	66,897
Elanco Animal Health, Inc.(1)	41,470	475,661
Eli Lilly & Co.	68,691	21,378,013
Esperion Therapeutics, Inc.(1)	3,943	24,368
Fulcrum Therapeutics, Inc.(1)	8,357	50,476
Harmony Biosciences Holdings, Inc.(1)	11,263	495,910
Harrow Health, Inc.(1)	10,262	183,895
Innoviva, Inc.(1)	29,880	360,652
Intra-Cellular Therapies, Inc.(1)	514	25,201
Jazz Pharmaceuticals PLC(1)	20,617	2,894,627
Johnson & Johnson	189,069	28,976,715
KemPharm, Inc.(1)	1,927	11,196
Ligand Pharmaceuticals, Inc.(1)	4,344	313,376
Liquidia Corp.(1)	1,839	13,921
Merck & Co., Inc.	293,187	31,148,187
Nektar Therapeutics(1)	21,804	30,089
NGM Biopharmaceuticals, Inc.(1)	2,286	10,836
Nuvation Bio, Inc.(1)	25,350	49,179
Oramed Pharmaceuticals, Inc.(1)(2)	4,152	8,719
Organon & Co.	13,269	324,958
Perrigo Co. PLC	17,062	643,067
Pfizer, Inc.	575,698	23,356,068
Phathom Pharmaceuticals, Inc.(1)(2)	748	6,403
Phibro Animal Health Corp., Class A	1,151	18,082
Pliant Therapeutics, Inc.(1)	3,789	120,717
Prestige Consumer Healthcare, Inc.(1)	11,971	721,253
ProPhase Labs, Inc.(2)	3,387	24,759
Provention Bio, Inc.(1)	5,086	42,214
Radius Health, Inc.(1)	996	10
Royalty Pharma PLC, Class A	31,374	1,124,758
SIGA Technologies, Inc.	19,475	133,404
Strongbridge LLC(1)	1,036	188
Supernus Pharmaceuticals, Inc.(1)	19,119	718,683
Tarsus Pharmaceuticals, Inc.(1)	2,445	37,873
Terns Pharmaceuticals, Inc.(1)	3,729	37,775
Theravance Biopharma, Inc.(1)	13,484	145,627
Ventyx Biosciences, Inc.(1)	1,475	63,794
Viatris, Inc.	379,970	4,331,658
65

Avantis U.S. Equity ETF
	Shares	Value
WaVe Life Sciences Ltd.(1)(2)	1,879	$7,892
Zoetis, Inc.	38,496	6,428,832
		145,191,303
Professional Services — 0.6%
Alight, Inc., Class A(1)	15,619	149,942
ASGN, Inc.(1)	2,198	195,182
Barrett Business Services, Inc.	2,973	285,349
BGSF, Inc.	7	99
Booz Allen Hamilton Holding Corp.	15,983	1,514,070
CACI International, Inc., Class A(1)	736	215,648
CBIZ, Inc.(1)	16,788	840,911
Clarivate PLC(1)	78,517	795,377
CoStar Group, Inc.(1)	30,064	2,124,322
CRA International, Inc.	1,558	193,924
Dun & Bradstreet Holdings, Inc.	6,480	77,825
Equifax, Inc.	4,673	946,423
Exponent, Inc.	10,162	1,045,670
First Advantage Corp.(1)	6,034	87,553
Franklin Covey Co.(1)	5,698	267,065
FTI Consulting, Inc.(1)	2,062	378,810
Heidrick & Struggles International, Inc.	8,431	289,436
ICF International, Inc.	237	23,579
Insperity, Inc.	11,950	1,482,876
Jacobs Solutions, Inc.	4,796	573,122
KBR, Inc.	16,673	918,849
Kelly Services, Inc., Class A	6,126	102,488
Kforce, Inc.	9,152	571,909
Korn Ferry	18,813	1,051,459
Leidos Holdings, Inc.	6,173	599,213
ManpowerGroup, Inc.	11,177	948,704
NV5 Global, Inc.(1)	1,979	208,230
Planet Labs PBC(1)	47,360	218,330
RCM Technologies, Inc.(1)	565	8,147
Resources Connection, Inc.	7,082	127,901
Robert Half International, Inc.	35,638	2,873,136
Science Applications International Corp.	2,835	302,324
TransUnion	6,575	430,202
TriNet Group, Inc.(1)	12,568	1,041,510
TrueBlue, Inc.(1)	16,720	312,664
Verisk Analytics, Inc.	12,528	2,143,666
		23,345,915
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	43,581	3,710,486
Compass, Inc., Class A(1)	10,858	39,197
Cushman & Wakefield PLC(1)	15,100	195,394
Douglas Elliman, Inc.	25,204	106,361
eXp World Holdings, Inc.(2)	1,079	13,034
Five Point Holdings LLC, Class A(1)	2,053	4,496
Forestar Group, Inc.(1)	8,059	115,002
FRP Holdings, Inc.(1)	435	23,773
Howard Hughes Corp.(1)	7,819	649,915
66

Avantis U.S. Equity ETF
	Shares	Value
Jones Lang LaSalle, Inc.(1)	11,716	$2,043,973
Kennedy-Wilson Holdings, Inc.	47,135	787,626
Marcus & Millichap, Inc.	10,710	368,103
Newmark Group, Inc., Class A	4,790	38,416
Opendoor Technologies, Inc.(1)(2)	22,016	31,703
RE/MAX Holdings, Inc., Class A	5,607	103,673
RMR Group, Inc., Class A	4,262	119,933
Seritage Growth Properties, Class A(1)	3,909	47,221
St. Joe Co.	6,324	270,857
Tejon Ranch Co.(1)	1,902	36,537
WeWork, Inc., Class A(1)	5,457	6,330
Zillow Group, Inc., Class A(1)	17,247	713,164
Zillow Group, Inc., Class C(1)	68,009	2,856,378
		12,281,572
Road and Rail — 1.9%
ArcBest Corp.	11,781	1,133,332
Avis Budget Group, Inc.(1)	1,157	254,147
Canadian Pacific Railway Ltd.	12,665	961,780
Covenant Logistics Group, Inc.	3,574	123,839
CSX Corp.	363,580	11,085,554
Daseke, Inc.(1)	18,697	152,380
Heartland Express, Inc.	14,103	227,481
Hertz Global Holdings, Inc.(1)	63,274	1,171,202
JB Hunt Transport Services, Inc.	23,835	4,309,130
Knight-Swift Transportation Holdings, Inc.	45,776	2,601,908
Landstar System, Inc.	13,734	2,482,970
Lyft, Inc., Class A(1)	4,243	42,430
Marten Transport Ltd.	24,433	539,236
Norfolk Southern Corp.	41,050	9,228,861
Old Dominion Freight Line, Inc.	23,906	8,110,350
PAM Transportation Services, Inc.(1)	1,111	32,219
RXO, Inc.(1)	10,265	211,151
Ryder System, Inc.	22,893	2,241,454
Saia, Inc.(1)	9,313	2,522,612
Schneider National, Inc., Class B	14,329	402,072
TuSimple Holdings, Inc., Class A(1)	9,866	18,943
Uber Technologies, Inc.(1)	50,538	1,680,894
U-Haul Holding Co.(2)	2,660	170,799
U-Haul Holding Co., Non-Voting Shares	29,286	1,629,180
Union Pacific Corp.	83,339	17,274,508
Universal Logistics Holdings, Inc.	3,850	114,345
Werner Enterprises, Inc.	23,379	1,085,954
XPO, Inc.(1)	12,953	432,112
		70,240,843
Semiconductors and Semiconductor Equipment — 4.8%
ACM Research, Inc., Class A(1)	3,880	40,274
Advanced Micro Devices, Inc.(1)	87,342	6,863,334
Allegro MicroSystems, Inc.(1)	11,081	484,018
Alpha & Omega Semiconductor Ltd.(1)	7,394	197,494
Amkor Technology, Inc.	40,151	1,034,290
Analog Devices, Inc.	33,152	6,082,397
67

Avantis U.S. Equity ETF
	Shares	Value
Applied Materials, Inc.	112,589	$13,077,212
Axcelis Technologies, Inc.(1)	12,483	1,604,565
AXT, Inc.(1)	4,383	19,154
Broadcom, Inc.	19,892	11,821,617
CEVA, Inc.(1)	1,758	55,482
Cirrus Logic, Inc.(1)	12,869	1,322,290
Cohu, Inc.(1)	16,428	611,122
Diodes, Inc.(1)	18,459	1,692,506
Enphase Energy, Inc.(1)	17,856	3,759,224
Entegris, Inc.	8,718	743,035
Everspin Technologies, Inc.(1)	3,765	25,978
First Solar, Inc.(1)	16,597	2,807,217
FormFactor, Inc.(1)	15,558	468,296
GLOBALFOUNDRIES, Inc.(1)(2)	17,572	1,148,154
Impinj, Inc.(1)	1,306	173,202
Intel Corp.	332,178	8,281,198
KLA Corp.	18,176	6,895,611
Kulicke & Soffa Industries, Inc.	21,798	1,161,833
Lam Research Corp.	22,183	10,781,160
Lattice Semiconductor Corp.(1)	12,095	1,027,591
MACOM Technology Solutions Holdings, Inc.(1)	5,131	351,679
Magnachip Semiconductor Corp.(1)	5,631	53,945
Marvell Technology, Inc.	32,540	1,469,181
MaxLinear, Inc.(1)	25,052	857,029
Microchip Technology, Inc.	42,001	3,403,341
Micron Technology, Inc.	166,308	9,615,929
MKS Instruments, Inc.	6,822	661,256
Monolithic Power Systems, Inc.	3,244	1,571,037
NVE Corp.	1,385	105,232
NVIDIA Corp.	86,558	20,095,305
NXP Semiconductors NV	20,588	3,674,546
ON Semiconductor Corp.(1)	109,657	8,488,548
Onto Innovation, Inc.(1)	8,549	705,036
PDF Solutions, Inc.(1)	3,025	113,256
Photronics, Inc.(1)	27,250	480,145
Power Integrations, Inc.	15,079	1,240,248
Qorvo, Inc.(1)	16,165	1,630,887
QUALCOMM, Inc.	104,681	12,931,244
Rambus, Inc.(1)	18,047	798,219
Semtech Corp.(1)	9,735	299,935
Silicon Laboratories, Inc.(1)	2,507	447,575
SiTime Corp.(1)	665	82,560
Skyworks Solutions, Inc.	28,260	3,152,968
SMART Global Holdings, Inc.(1)	13,477	225,066
SolarEdge Technologies, Inc.(1)	4,036	1,283,125
Synaptics, Inc.(1)	8,483	997,686
Teradyne, Inc.	37,933	3,836,544
Texas Instruments, Inc.	108,690	18,634,900
Ultra Clean Holdings, Inc.(1)	15,903	506,670
Universal Display Corp.	5,992	814,013
Veeco Instruments, Inc.(1)	8,972	190,834
68

Avantis U.S. Equity ETF
	Shares	Value
Wolfspeed, Inc.(1)(2)	10,625	$786,037
		181,682,230
Software — 5.4%
A10 Networks, Inc.	18,511	281,737
ACI Worldwide, Inc.(1)	14,382	371,775
Adeia, Inc.	27,160	267,798
Adobe, Inc.(1)	20,706	6,707,709
Agilysys, Inc.(1)	2,087	166,772
American Software, Inc., Class A	3,664	49,611
ANSYS, Inc.(1)	3,590	1,089,960
Aspen Technology, Inc.(1)	4,775	1,012,348
Asure Software, Inc.(1)	759	10,133
Atlassian Corp., Class A(1)	168	27,607
Autodesk, Inc.(1)	21,720	4,315,547
AvePoint, Inc.(1)	8,582	42,910
Bentley Systems, Inc., Class B	16,493	667,307
Bill.com Holdings, Inc.(1)	5,882	497,794
Black Knight, Inc.(1)	4,354	259,498
Blackbaud, Inc.(1)	6,174	343,830
Box, Inc., Class A(1)	9,800	326,830
C3.ai, Inc., Class A(1)(2)	10,110	228,284
Cadence Design Systems, Inc.(1)	27,868	5,376,852
CCC Intelligent Solutions Holdings, Inc.(1)	3,412	30,571
Cerence, Inc.(1)	7	192
Ceridian HCM Holding, Inc.(1)	4,309	314,255
Cleanspark, Inc.(1)(2)	6,231	17,198
Clear Secure, Inc., Class A	842	25,883
CommVault Systems, Inc.(1)	7,009	412,690
Confluent, Inc., Class A(1)	5,243	127,877
Consensus Cloud Solutions, Inc.(1)	1,369	56,184
CoreCard Corp.(1)	2,108	70,133
Coupa Software, Inc.(1)	161	13,041
Crowdstrike Holdings, Inc., Class A(1)	14,055	1,696,298
Datadog, Inc., Class A(1)	6,082	465,395
DocuSign, Inc.(1)	11,752	720,985
Dolby Laboratories, Inc., Class A	8,317	684,323
Domo, Inc., Class B(1)	393	6,040
Dropbox, Inc., Class A(1)	15,805	322,422
Duck Creek Technologies, Inc.(1)	6,715	127,182
Dynatrace, Inc.(1)	6,636	282,229
Ebix, Inc.	864	15,016
Elastic NV(1)	1,373	81,034
Envestnet, Inc.(1)	1,889	118,081
Fair Isaac Corp.(1)	1,764	1,194,916
Five9, Inc.(1)	524	34,584
Fortinet, Inc.(1)	67,744	4,026,703
Freshworks, Inc., Class A(1)	10,784	161,113
Gen Digital, Inc.	39,383	768,362
Gitlab, Inc., Class A(1)(2)	4,093	180,256
Guidewire Software, Inc.(1)	4,927	345,925
HubSpot, Inc.(1)	1,645	636,385
69

Avantis U.S. Equity ETF
	Shares	Value
InterDigital, Inc.	9,056	$660,997
Intuit, Inc.	10,086	4,106,817
LiveRamp Holdings, Inc.(1)	8,671	204,896
Manhattan Associates, Inc.(1)	12,809	1,841,294
Marathon Digital Holdings, Inc.(1)(2)	36,987	262,608
Matterport, Inc.(1)	19,552	59,634
Microsoft Corp.	484,281	120,789,367
MicroStrategy, Inc., Class A(1)	558	146,347
Mitek Systems, Inc.(1)	2,761	25,677
NCR Corp.(1)	15,037	383,895
New Relic, Inc.(1)	380	27,729
NextNav, Inc.(1)(2)	18,925	52,233
Nutanix, Inc., Class A(1)	15,051	425,191
Olo, Inc., Class A(1)	6,256	49,610
OneSpan, Inc.(1)	976	13,195
Oracle Corp.	59,960	5,240,504
Palantir Technologies, Inc., Class A(1)	93,676	734,420
Palo Alto Networks, Inc.(1)	34,098	6,423,040
Paycom Software, Inc.(1)	6,579	1,901,726
Paycor HCM, Inc.(1)	334	8,273
Paylocity Holding Corp.(1)	3,073	591,890
Procore Technologies, Inc.(1)	3,623	242,705
Progress Software Corp.	5,134	294,897
PROS Holdings, Inc.(1)	2,205	57,528
PTC, Inc.(1)	4,141	518,992
Qualys, Inc.(1)	9,825	1,160,824
Rapid7, Inc.(1)	1,654	78,234
Rimini Street, Inc.(1)	2,500	10,700
RingCentral, Inc., Class A(1)	3,129	103,382
Riot Platforms, Inc.(1)(2)	23,065	144,156
Roper Technologies, Inc.	3,111	1,338,352
Salesforce, Inc.(1)	30,714	5,025,118
Samsara, Inc., Class A(1)	3,164	52,712
SentinelOne, Inc., Class A(1)	1,621	25,920
ServiceNow, Inc.(1)	8,844	3,822,111
ShotSpotter, Inc.(1)	488	16,641
Smartsheet, Inc., Class A(1)	5,542	243,959
Splunk, Inc.(1)	4,872	499,380
SPS Commerce, Inc.(1)	3,381	509,314
Sumo Logic, Inc.(1)	11,566	137,288
Synopsys, Inc.(1)	8,634	3,140,704
Telos Corp.(1)	2,835	10,971
Tenable Holdings, Inc.(1)	1,613	71,343
Teradata Corp.(1)	4,756	193,855
Tyler Technologies, Inc.(1)	1,402	450,392
UiPath, Inc., Class A(1)	14,161	210,149
Unity Software, Inc.(1)	5,142	156,522
Varonis Systems, Inc.(1)	1,934	52,373
Verint Systems, Inc.(1)	868	32,446
Vertex, Inc., Class A(1)	2,086	32,500
VMware, Inc., Class A(1)	17,308	1,906,130
70

Avantis U.S. Equity ETF
	Shares	Value
Workday, Inc., Class A(1)	7,560	$1,402,153
Workiva, Inc.(1)	1,958	174,654
Xperi, Inc.(1)	15,160	177,220
Yext, Inc.(1)	7,210	52,921
Zoom Video Communications, Inc., Class A(1)	19,469	1,452,193
Zscaler, Inc.(1)	1,717	225,185
		202,952,842
Specialty Retail — 3.0%
Aaron's Co., Inc.	7,798	111,901
Abercrombie & Fitch Co., Class A(1)	18,812	553,261
Academy Sports & Outdoors, Inc.	36,494	2,158,620
Advance Auto Parts, Inc.	16,744	2,427,210
American Eagle Outfitters, Inc.	44,708	642,454
America's Car-Mart, Inc.(1)	744	63,210
Arko Corp.	33,886	271,766
Asbury Automotive Group, Inc.(1)	7,035	1,597,648
AutoNation, Inc.(1)	17,110	2,335,686
AutoZone, Inc.(1)	916	2,277,671
Bath & Body Works, Inc.	13,899	568,052
Best Buy Co., Inc.	56,166	4,667,956
Big 5 Sporting Goods Corp.	3,884	34,296
Boot Barn Holdings, Inc.(1)	740	57,313
Buckle, Inc.	18,229	743,561
Build-A-Bear Workshop, Inc.(1)	5,905	123,710
Burlington Stores, Inc.(1)	18,268	3,913,919
Caleres, Inc.	16,779	438,100
Camping World Holdings, Inc., Class A	1,737	39,656
CarMax, Inc.(1)	25,393	1,753,133
Cato Corp., Class A	1,679	15,531
Chico's FAS, Inc.(1)	50,962	293,031
Children's Place, Inc.(1)	4,082	170,913
Citi Trends, Inc.(1)	1,443	40,462
Conn's, Inc.(1)	549	4,705
Container Store Group, Inc.(1)	5,121	22,276
Designer Brands, Inc., Class A	27,733	271,506
Destination XL Group, Inc.(1)	24,514	146,594
Dick's Sporting Goods, Inc.	22,710	2,921,187
EVgo, Inc.(1)	1,349	8,000
Five Below, Inc.(1)	8,751	1,787,829
Floor & Decor Holdings, Inc., Class A(1)	8,943	821,057
Foot Locker, Inc.	39,192	1,713,474
GameStop Corp., Class A(1)	1,176	22,614
Gap, Inc.	64,194	835,164
Genesco, Inc.(1)	3,744	168,368
Group 1 Automotive, Inc.	5,730	1,266,731
GrowGeneration Corp.(1)	8,322	35,244
Guess?, Inc.	13,334	280,547
Haverty Furniture Cos., Inc.	7,118	268,633
Hibbett, Inc.	6,830	491,282
Home Depot, Inc.	57,833	17,149,798
Leslie's, Inc.(1)	9,551	120,438
71

Avantis U.S. Equity ETF
	Shares	Value
Lithia Motors, Inc.	6,864	$1,751,556
LL Flooring Holdings, Inc.(1)	2,757	13,923
Lowe's Cos., Inc.	25,489	5,244,362
MarineMax, Inc.(1)	8,497	285,329
Monro, Inc.	1,919	96,794
Murphy USA, Inc.	8,412	2,145,817
National Vision Holdings, Inc.(1)	6,874	256,813
ODP Corp.(1)	19,821	897,495
O'Reilly Automotive, Inc.(1)	3,523	2,924,442
Penske Automotive Group, Inc.	7,676	1,106,495
Petco Health & Wellness Co., Inc.(1)	874	9,002
RH(1)	5,207	1,557,049
Ross Stores, Inc.	58,803	6,500,084
Sally Beauty Holdings, Inc.(1)	15,946	256,571
Shoe Carnival, Inc.	4,473	117,864
Signet Jewelers Ltd.	19,498	1,396,447
Sleep Number Corp.(1)	703	28,022
Sonic Automotive, Inc., Class A	8,142	463,198
Sportsman's Warehouse Holdings, Inc.(1)	8,631	77,593
Tilly's, Inc., Class A(1)	7,163	62,175
TJX Cos., Inc.	175,893	13,473,404
Tractor Supply Co.	29,462	6,872,306
TravelCenters of America, Inc.(1)	6,901	582,099
Ulta Beauty, Inc.(1)	14,731	7,642,443
Upbound Group, Inc.	22,398	601,386
Urban Outfitters, Inc.(1)	21,707	585,004
Victoria's Secret & Co.(1)	34,973	1,386,330
Williams-Sonoma, Inc.	24,296	3,035,056
Winmark Corp.	285	83,220
Zumiez, Inc.(1)	6,119	142,328
		113,229,114
Technology Hardware, Storage and Peripherals — 4.6%
Apple, Inc.	1,106,383	163,091,918
Avid Technology, Inc.(1)	1,909	55,475
Dell Technologies, Inc., Class C	9,906	402,580
Eastman Kodak Co.(1)	8,541	29,552
Hewlett Packard Enterprise Co.	127,823	1,995,317
HP, Inc.	41,948	1,238,305
Immersion Corp.	11,407	87,264
Intevac, Inc.(1)	1,312	9,486
IonQ, Inc.(1)(2)	16,413	77,798
NetApp, Inc.	26,438	1,706,573
Pure Storage, Inc., Class A(1)	35,836	1,022,759
Seagate Technology Holdings PLC	28,075	1,812,522
Stratasys Ltd.(1)	556	7,200
Super Micro Computer, Inc.(1)	13,437	1,316,423
Turtle Beach Corp.(1)(2)	89	720
Western Digital Corp.(1)	29,423	1,132,197
Xerox Holdings Corp.	31,460	518,775
Zagg, Inc.(1)	2	—
		174,504,864
72

Avantis U.S. Equity ETF
	Shares	Value
Textiles, Apparel and Luxury Goods — 1.0%
Allbirds, Inc., Class A(1)	2,473	$7,073
Capri Holdings Ltd.(1)	39,821	1,973,927
Carter's, Inc.	8,435	635,915
Columbia Sportswear Co.	5,674	494,773
Crocs, Inc.(1)	14,849	1,807,272
Deckers Outdoor Corp.(1)	5,735	2,387,767
Ermenegildo Zegna NV	7,032	91,557
Fossil Group, Inc.(1)	3,467	15,012
G-III Apparel Group Ltd.(1)	19,200	319,008
Hanesbrands, Inc.(2)	36,465	207,121
Kontoor Brands, Inc.	12,472	650,415
Levi Strauss & Co., Class A	26,419	473,957
lululemon athletica, Inc.(1)	19,093	5,903,556
Movado Group, Inc.	5,991	207,408
NIKE, Inc., Class B	86,708	10,300,043
Oxford Industries, Inc.	7,526	885,133
PVH Corp.	14,878	1,193,811
Ralph Lauren Corp.	10,997	1,299,735
Rocky Brands, Inc.	280	7,454
Skechers USA, Inc., Class A(1)	23,831	1,060,718
Steven Madden Ltd.	17,978	652,601
Tapestry, Inc.	82,071	3,570,909
Under Armour, Inc., Class A(1)	66,432	659,670
Under Armour, Inc., Class C(1)	68,443	602,298
Unifi, Inc.(1)	1,684	17,429
Vera Bradley, Inc.(1)	320	1,696
VF Corp.	33,505	831,594
		36,257,852
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	25,008	1,185,129
Blue Foundry Bancorp(1)	5,221	63,905
Bridgewater Bancshares, Inc.(1)	8,751	128,727
Columbia Financial, Inc.(1)(2)	6,679	140,927
Enact Holdings, Inc.	9,914	240,414
Essent Group Ltd.	39,035	1,676,553
Federal Agricultural Mortgage Corp., Class C	2,340	331,952
FS Bancorp, Inc.	826	29,678
Greene County Bancorp, Inc.	233	13,118
Hingham Institution For Savings	412	117,296
Home Bancorp, Inc.	153	6,051
Kearny Financial Corp.	12,712	127,628
loanDepot, Inc., Class A(2)	4,466	9,289
Merchants Bancorp	6,256	189,244
MGIC Investment Corp.	122,263	1,682,339
Mr. Cooper Group, Inc.(1)	27,191	1,262,478
New York Community Bancorp, Inc.	170,529	1,514,298
NMI Holdings, Inc., Class A(1)	39,814	929,259
Northfield Bancorp, Inc.	12,643	185,979
Ocwen Financial Corp.(1)	2,159	70,513
OP Bancorp	18	203
73

Avantis U.S. Equity ETF
	Shares	Value
PennyMac Financial Services, Inc.	10,765	$650,960
Provident Financial Services, Inc.	24,636	575,251
Radian Group, Inc.	61,722	1,317,765
Southern Missouri Bancorp, Inc.	2,496	115,515
Sterling Bancorp, Inc.(1)	3	19
TFS Financial Corp.	5,680	82,303
Timberland Bancorp, Inc.	527	17,802
TrustCo Bank Corp. NY	7,361	275,743
Walker & Dunlop, Inc.	10,482	914,345
Waterstone Financial, Inc.	3,508	56,479
Western New England Bancorp, Inc.	90	907
WSFS Financial Corp.	15,271	762,176
		14,674,245
Trading Companies and Distributors — 1.1%
Air Lease Corp.	39,857	1,725,011
Alta Equipment Group, Inc.	2,402	45,182
Applied Industrial Technologies, Inc.	6,889	984,163
Beacon Roofing Supply, Inc.(1)	2,247	146,055
BlueLinx Holdings, Inc.(1)	4,091	345,239
Boise Cascade Co.	17,653	1,219,999
Custom Truck One Source, Inc.(1)	5,101	36,931
Fastenal Co.	91,995	4,743,262
GATX Corp.	13,993	1,526,496
Global Industrial Co.	261	7,342
GMS, Inc.(1)	12,712	771,745
H&E Equipment Services, Inc.	18,396	1,020,978
Herc Holdings, Inc.	12,571	1,805,070
Hudson Technologies, Inc.(1)	17,263	174,874
McGrath RentCorp	10,147	1,043,517
MRC Global, Inc.(1)	6,394	71,613
MSC Industrial Direct Co., Inc., Class A	8,271	699,065
NOW, Inc.(1)	25,485	327,482
Rush Enterprises, Inc., Class A	11,339	642,695
Rush Enterprises, Inc., Class B	820	49,184
SiteOne Landscape Supply, Inc.(1)	5,828	864,525
Textainer Group Holdings Ltd.	16,747	551,311
Titan Machinery, Inc.(1)	10,040	459,732
Transcat, Inc.(1)	343	30,867
Triton International Ltd.	28,118	1,938,455
United Rentals, Inc.	16,747	7,846,472
Univar Solutions, Inc.(1)	13,868	481,913
Veritiv Corp.	6,349	961,493
Watsco, Inc.	4,510	1,374,242
WESCO International, Inc.(1)	4,436	734,513
WW Grainger, Inc.	11,045	7,382,809
		40,012,235
Water Utilities — 0.1%
American States Water Co.	3,472	310,050
American Water Works Co., Inc.	18,978	2,664,132
Artesian Resources Corp., Class A	913	51,429
California Water Service Group	5,640	322,834
74

Avantis U.S. Equity ETF
	Shares	Value
Essential Utilities, Inc.	10,876	$465,275
Global Water Resources, Inc.	7	92
Middlesex Water Co.	351	26,851
		3,840,663
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	3,495	57,528
Shenandoah Telecommunications Co.	16,354	319,230
Telephone & Data Systems, Inc.	45,186	573,410
T-Mobile U.S., Inc.(1)	73,228	10,411,557
United States Cellular Corp.(1)	3,966	95,700
		11,457,425
TOTAL COMMON STOCKS (Cost $3,637,433,247)		3,748,391,935
RIGHTS†
Diversified Financial Services†
Acacia Research Corp.(1) (Cost $—)	485	5
SHORT-TERM INVESTMENTS — 0.3%
Money Market Funds — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,190,946	3,190,946
State Street Navigator Securities Lending Government Money Market Portfolio(3)	8,028,714	8,028,714
TOTAL SHORT-TERM INVESTMENTS (Cost $11,219,660)		11,219,660
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $3,648,652,907)		3,759,611,600
OTHER ASSETS AND LIABILITIES — (0.2)%		(5,924,297)
TOTAL NET ASSETS — 100.0%		$3,753,687,303

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,446,126. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,747,789, which includes securities collateral of $2,719,075.

See Notes to Financial Statements.
75

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
BWX Technologies, Inc.	23,591	$1,441,646
Woodward, Inc.	7,823	774,477
		2,216,123
Air Freight and Logistics — 2.5%
Expeditors International of Washington, Inc.	34,284	3,584,735
FedEx Corp.	31,280	6,356,722
United Parcel Service, Inc., Class B	70,694	12,900,948
		22,842,405
Airlines — 0.6%
Alaska Air Group, Inc.(1)	33,812	1,617,228
United Airlines Holdings, Inc.(1)	66,161	3,437,725
		5,054,953
Auto Components — 0.1%
BorgWarner, Inc.	25,114	1,262,732
Gentex Corp.	15	428
		1,263,160
Automobiles — 1.5%
Ford Motor Co.	576,070	6,953,165
General Motors Co.	176,257	6,828,196
		13,781,361
Banks — 6.2%
Citigroup, Inc.	124,231	6,297,269
Comerica, Inc.	18,211	1,276,591
East West Bancorp, Inc.	26,065	1,986,414
Hancock Whitney Corp.	15,614	766,960
JPMorgan Chase & Co.	164,948	23,645,296
KeyCorp	183,849	3,362,598
PacWest Bancorp	5,705	158,314
PNC Financial Services Group, Inc.	20,359	3,215,093
Popular, Inc.	21,195	1,513,323
Regions Financial Corp.	125	2,915
Signature Bank	6,328	728,036
Synovus Financial Corp.	48,783	2,039,617
U.S. Bancorp	10,040	479,209
Wells Fargo & Co.	180,398	8,437,215
Western Alliance Bancorp	25,536	1,895,793
		55,804,643
Beverages†
National Beverage Corp.(1)	498	23,232
Biotechnology — 4.4%
Biogen, Inc.(1)	18,587	5,015,888
Gilead Sciences, Inc.	161,435	13,000,361
Moderna, Inc.(1)	50,645	7,030,032
Regeneron Pharmaceuticals, Inc.(1)	12,286	9,342,520
Vertex Pharmaceuticals, Inc.(1)	18,065	5,244,089
		39,632,890
Building Products — 1.0%
Advanced Drainage Systems, Inc.	1,120	99,378
76

Avantis U.S. Large Cap Value ETF
	Shares	Value
Builders FirstSource, Inc.(1)	45,388	$3,847,995
Owens Corning	31,888	3,118,327
Trex Co., Inc.(1)	8,748	447,285
UFP Industries, Inc.	18,928	1,618,912
		9,131,897
Capital Markets — 4.8%
Ameriprise Financial, Inc.	22,053	7,561,312
Carlyle Group, Inc.	74,710	2,570,024
Goldman Sachs Group, Inc.	35,689	12,550,037
Houlihan Lokey, Inc.	15,366	1,470,526
Morgan Stanley	95,083	9,175,510
Northern Trust Corp.	35,260	3,359,220
Raymond James Financial, Inc.	102	11,063
SEI Investments Co.	7,933	477,963
Stifel Financial Corp.	24,975	1,669,079
T. Rowe Price Group, Inc.	40,199	4,513,544
		43,358,278
Chemicals — 3.7%
Celanese Corp.	20,579	2,391,897
CF Industries Holdings, Inc.	49,258	4,230,770
Chemours Co.	37,403	1,278,435
Dow, Inc.	122,266	6,993,615
FMC Corp.	18,796	2,427,503
Huntsman Corp.	47,131	1,382,824
LyondellBasell Industries NV, Class A	53,352	5,121,258
Mosaic Co.	96,942	5,156,345
Olin Corp.	53,034	3,062,713
Westlake Corp.	12,900	1,536,906
		33,582,266
Construction and Engineering†
EMCOR Group, Inc.	90	15,050
Construction Materials — 0.1%
Eagle Materials, Inc.	6,608	927,234
Consumer Finance — 2.5%
Ally Financial, Inc.	88,318	2,653,956
Capital One Financial Corp.	60,470	6,596,068
Credit Acceptance Corp.(1)(2)	2,407	1,069,526
Discover Financial Services	59,305	6,642,160
OneMain Holdings, Inc.	30,991	1,335,402
Synchrony Financial	124,680	4,452,323
		22,749,435
Containers and Packaging — 0.5%
Packaging Corp. of America	24,436	3,340,890
WestRock Co.	25,161	790,055
		4,130,945
Diversified Financial Services — 0.8%
Equitable Holdings, Inc.	124,671	3,917,163
Voya Financial, Inc.	39,955	2,976,248
		6,893,411
Diversified Telecommunication Services — 1.6%
Iridium Communications, Inc.	20,365	1,249,800
77

Avantis U.S. Large Cap Value ETF
	Shares	Value
Verizon Communications, Inc.	339,013	$13,157,094
		14,406,894
Electrical Equipment — 0.1%
Atkore, Inc.(1)	5,151	752,149
Electronic Equipment, Instruments and Components — 1.0%
Corning, Inc.	151,598	5,146,752
Flex Ltd.(1)	1,694	38,555
Jabil, Inc.	49,226	4,087,235
		9,272,542
Entertainment — 0.2%
World Wrestling Entertainment, Inc., Class A	16,660	1,399,440
Food and Staples Retailing — 1.8%
Albertsons Cos., Inc., Class A	160	3,181
Casey's General Stores, Inc.	10,893	2,265,199
Kroger Co.	139,785	6,030,325
Walmart, Inc.	55,217	7,847,992
		16,146,697
Food Products — 0.1%
Pilgrim's Pride Corp.(1)	49,858	1,166,179
Health Care Equipment and Supplies — 0.5%
Hologic, Inc.(1)	52,812	4,205,948
Health Care Providers and Services — 1.4%
Ensign Group, Inc.	10,539	943,030
Humana, Inc.	15,730	7,786,664
Molina Healthcare, Inc.(1)	15,303	4,213,375
		12,943,069
Hotels, Restaurants and Leisure — 0.9%
Boyd Gaming Corp.	30,353	1,976,891
Choice Hotels International, Inc.	266	31,484
Darden Restaurants, Inc.	16,243	2,322,586
Norwegian Cruise Line Holdings Ltd.(1)	95,062	1,408,819
Texas Roadhouse, Inc.	23,445	2,380,605
		8,120,385
Household Durables — 0.6%
D.R. Horton, Inc.	33,947	3,139,419
NVR, Inc.(1)	320	1,655,558
PulteGroup, Inc.	14,201	776,369
Whirlpool Corp.	286	39,462
		5,610,808
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	131,932	3,256,082
Clearway Energy, Inc., Class A	1,433	42,574
		3,298,656
Insurance — 5.7%
Aflac, Inc.	60,589	4,129,140
American Financial Group, Inc.	16,964	2,275,042
American International Group, Inc.	101,047	6,174,982
Axis Capital Holdings Ltd.	13,019	790,514
F&G Annuities & Life, Inc.	25	509
Fidelity National Financial, Inc.	57,508	2,292,269
First American Financial Corp.	28,536	1,620,274
78

Avantis U.S. Large Cap Value ETF
	Shares	Value
Hartford Financial Services Group, Inc.	81,535	$6,382,560
MetLife, Inc.	74,133	5,317,560
Old Republic International Corp.	67,858	1,789,416
Primerica, Inc.	15,968	3,064,898
Progressive Corp.	19,914	2,858,057
Prudential Financial, Inc.	40,500	4,050,000
RenaissanceRe Holdings Ltd.	60	12,894
Selective Insurance Group, Inc.	2,392	242,860
Travelers Cos., Inc.	46,872	8,676,945
Unum Group	44,344	1,975,525
		51,653,445
Interactive Media and Services — 4.0%
Alphabet, Inc., Class A(1)	95,587	8,608,565
Alphabet, Inc., Class C(1)	82,769	7,474,041
Meta Platforms, Inc., Class A(1)	111,396	19,487,616
		35,570,222
Internet and Direct Marketing Retail — 0.5%
eBay, Inc.	97,813	4,489,617
IT Services — 0.1%
Automatic Data Processing, Inc.	2,866	630,004
Leisure Products — 0.1%
Brunswick Corp.	4,372	382,200
Polaris, Inc.	6,162	700,928
		1,083,128
Machinery — 2.1%
Caterpillar, Inc.	11,278	2,701,645
Deere & Co.	26,973	11,308,161
Donaldson Co., Inc.	9,788	619,091
Lincoln Electric Holdings, Inc.	6,443	1,081,973
PACCAR, Inc.	45,366	3,275,425
		18,986,295
Media — 0.6%
Comcast Corp., Class A	70,744	2,629,555
DISH Network Corp., Class A(1)	50,357	574,573
Fox Corp., Class A	36,356	1,273,187
Fox Corp., Class B	18,351	591,820
		5,069,135
Metals and Mining — 4.3%
Alcoa Corp.	12,734	623,202
Cleveland-Cliffs, Inc.(1)	122,515	2,613,245
Commercial Metals Co.	25,630	1,326,353
Freeport-McMoRan, Inc.	233,298	9,558,219
Newmont Corp.	72,046	3,141,926
Nucor Corp.	58,531	9,800,431
Reliance Steel & Aluminum Co.	8,660	2,146,294
Steel Dynamics, Inc.	55,828	7,040,469
United States Steel Corp.	94,915	2,907,246
		39,157,385
Multiline Retail — 0.8%
Macy's, Inc.	113,509	2,322,394
Target Corp.	27,839	4,690,872
		7,013,266
79

Avantis U.S. Large Cap Value ETF
	Shares	Value
Oil, Gas and Consumable Fuels — 15.6%
Antero Midstream Corp.	24,131	$254,341
Antero Resources Corp.(1)	48,045	1,258,779
APA Corp.	23,704	909,759
Chesapeake Energy Corp.	10,708	865,313
Chevron Corp.	144,889	23,293,805
Chord Energy Corp.	4,362	587,212
ConocoPhillips	100,420	10,378,407
Coterra Energy, Inc.	139,380	3,480,319
Devon Energy Corp.	167,340	9,022,973
Diamondback Energy, Inc.	41,444	5,826,197
EOG Resources, Inc.	92,154	10,415,245
EQT Corp.	52,353	1,737,073
Exxon Mobil Corp.	179,422	19,720,272
Hess Corp.	46,511	6,265,032
Marathon Oil Corp.	136,931	3,443,815
Marathon Petroleum Corp.	65,515	8,097,654
Matador Resources Co.	12,847	691,040
Murphy Oil Corp.	52,568	2,051,203
Occidental Petroleum Corp.	104,450	6,116,592
ONEOK, Inc.	100,339	6,567,188
Ovintiv, Inc.	35,180	1,504,649
PDC Energy, Inc.	17,559	1,178,384
Phillips 66	57,233	5,869,816
Pioneer Natural Resources Co.	7,278	1,458,584
Range Resources Corp.	79,904	2,152,614
Southwestern Energy Co.(1)	190,153	1,007,811
Targa Resources Corp.	7,833	580,425
Texas Pacific Land Corp.	523	931,039
Valero Energy Corp.	16,844	2,218,860
Williams Cos., Inc.	97,359	2,930,506
		140,814,907
Paper and Forest Products — 0.1%
Louisiana-Pacific Corp.	20,101	1,176,109
Pharmaceuticals — 6.3%
Bristol-Myers Squibb Co.	155,616	10,731,280
Jazz Pharmaceuticals PLC(1)	18,533	2,602,033
Johnson & Johnson	4,020	616,105
Merck & Co., Inc.	206,538	21,942,597
Pfizer, Inc.	428,956	17,402,745
Viatris, Inc.	268,077	3,056,078
		56,350,838
Professional Services — 0.5%
Robert Half International, Inc.	38,416	3,097,098
TriNet Group, Inc.(1)	14,794	1,225,979
		4,323,077
Real Estate Management and Development — 0.3%
Jones Lang LaSalle, Inc.(1)	4,141	722,439
Zillow Group, Inc., Class A(1)	10,021	414,368
Zillow Group, Inc., Class C(1)	33,439	1,404,438
		2,541,245
80

Avantis U.S. Large Cap Value ETF
	Shares	Value
Road and Rail — 5.3%
CSX Corp.	285,813	$8,714,438
Hertz Global Holdings, Inc.(1)	24,647	456,216
JB Hunt Transport Services, Inc.	22,584	4,082,961
Knight-Swift Transportation Holdings, Inc.	35,321	2,007,646
Landstar System, Inc.	9,370	1,694,002
Norfolk Southern Corp.	31,275	7,031,246
Old Dominion Freight Line, Inc.	17,800	6,038,828
Ryder System, Inc.	6,035	590,887
Saia, Inc.(1)	9,397	2,545,365
U-Haul Holding Co.(2)	1,952	125,338
U-Haul Holding Co., Non-Voting Shares	11,615	646,143
Union Pacific Corp.	68,472	14,192,876
		48,125,946
Semiconductors and Semiconductor Equipment — 6.3%
Amkor Technology, Inc.	33,853	872,053
Applied Materials, Inc.	83,457	9,693,531
GLOBALFOUNDRIES, Inc.(1)(2)	12,093	790,157
Lam Research Corp.	17,350	8,432,274
Micron Technology, Inc.	102,016	5,898,565
ON Semiconductor Corp.(1)	65,271	5,052,628
QUALCOMM, Inc.	60,610	7,487,153
Teradyne, Inc.	35,059	3,545,867
Texas Instruments, Inc.	87,712	15,038,222
		56,810,450
Software†
Aspen Technology, Inc.(1)	41	8,692
Specialty Retail — 4.6%
Advance Auto Parts, Inc.	4,872	706,245
Asbury Automotive Group, Inc.(1)	4,230	960,633
AutoNation, Inc.(1)	20,551	2,805,417
Best Buy Co., Inc.	51,604	4,288,808
Burlington Stores, Inc.(1)	420	89,985
Dick's Sporting Goods, Inc.	27,097	3,485,487
Murphy USA, Inc.	5,480	1,397,893
RH(1)	4,915	1,469,733
Ross Stores, Inc.	177	19,566
TJX Cos., Inc.	129,612	9,928,279
Tractor Supply Co.	28,051	6,543,176
Ulta Beauty, Inc.(1)	12,437	6,452,316
Williams-Sonoma, Inc.	24,186	3,021,315
		41,168,853
Technology Hardware, Storage and Peripherals — 2.6%
Apple, Inc.	157,990	23,289,306
Textiles, Apparel and Luxury Goods — 0.7%
Capri Holdings Ltd.(1)	25,864	1,282,079
Levi Strauss & Co., Class A	37,261	668,462
Tapestry, Inc.	86,989	3,784,891
Under Armour, Inc., Class A(1)	12,408	123,211
Under Armour, Inc., Class C(1)	14,436	127,037
		5,985,680
81

Avantis U.S. Large Cap Value ETF
	Shares	Value
Trading Companies and Distributors — 0.9%
United Rentals, Inc.	2,899	$1,358,269
WW Grainger, Inc.	9,631	6,437,649
		7,795,918
Wireless Telecommunication Services — 0.9%
T-Mobile U.S., Inc.(1)	55,971	7,957,957
TOTAL COMMON STOCKS (Cost $876,551,506)		898,731,525
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	624,463	624,463
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,235,181	1,235,181
TOTAL SHORT-TERM INVESTMENTS (Cost $1,859,644)		1,859,644
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $878,411,150)		900,591,169
OTHER ASSETS AND LIABILITIES†		(68,423)
TOTAL NET ASSETS — 100.0%		$900,522,746

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,210,025. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,235,181.

See Notes to Financial Statements.
82

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Small Cap Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.3%
AAR Corp.(1)	4,652	$253,022
AerSale Corp.(1)	2,516	49,968
Archer Aviation, Inc., Class A(1)	12,158	35,866
Astronics Corp.(1)	2,516	38,344
Ducommun, Inc.(1)	1,326	71,339
Kaman Corp.	3,326	86,476
Kratos Defense & Security Solutions, Inc.(1)	101	1,278
Maxar Technologies, Inc.	8,471	436,257
Moog, Inc., Class A	3,774	372,192
National Presto Industries, Inc.	602	41,315
Park Aerospace Corp.	2,222	36,485
Spirit AeroSystems Holdings, Inc., Class A	2	68
V2X, Inc.(1)	4	185
Virgin Galactic Holdings, Inc.(1)	17,855	102,488
		1,525,283
Air Freight and Logistics — 1.2%
Air Transport Services Group, Inc.(1)	9,172	191,970
Atlas Air Worldwide Holdings, Inc.(1)	3,905	393,663
Forward Air Corp.	3,406	351,533
Hub Group, Inc., Class A(1)	4,429	406,272
Radiant Logistics, Inc.(1)	6,272	35,625
		1,379,063
Airlines — 0.8%
Allegiant Travel Co.(1)	1,878	192,589
Hawaiian Holdings, Inc.(1)	6,014	67,357
JetBlue Airways Corp.(1)	26,658	221,261
SkyWest, Inc.(1)	6,014	114,687
Spirit Airlines, Inc.	13,649	250,050
Sun Country Airlines Holdings, Inc.(1)	4,060	81,403
		927,347
Auto Components — 1.3%
American Axle & Manufacturing Holdings, Inc.(1)	14,028	123,446
Cooper-Standard Holdings, Inc.(1)	2,136	34,069
Dana, Inc.	19,219	304,429
Dorman Products, Inc.(1)	438	40,747
LCI Industries	1,374	155,001
Modine Manufacturing Co.(1)	7,212	176,045
Motorcar Parts of America, Inc.(1)	2,222	29,086
Patrick Industries, Inc.	2,688	195,821
Standard Motor Products, Inc.	2,688	104,751
Stoneridge, Inc.(1)	2,860	68,097
Visteon Corp.(1)	1,711	285,805
XPEL, Inc.(1)	270	18,039
		1,535,336
Automobiles — 0.2%
Winnebago Industries, Inc.	3,928	249,664
Workhorse Group, Inc.(1)	9,082	18,709
		268,373
83

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Banks — 14.5%
1st Source Corp.	1,068	$53,208
ACNB Corp.	1,242	46,004
Amalgamated Financial Corp.	1,706	40,176
Amerant Bancorp, Inc.	4,394	124,790
American National Bankshares, Inc.	1,326	44,620
Ameris Bancorp	249	11,920
Ames National Corp.	1,162	28,144
Arrow Financial Corp.	1,718	52,365
Atlantic Union Bankshares Corp.	9,586	359,092
Banc of California, Inc.	6,358	111,583
BancFirst Corp.	911	82,218
Bancorp, Inc.(1)	6,480	224,143
Bank First Corp.	896	73,051
Bank of Marin Bancorp	1,964	56,956
Bank7 Corp.	516	15,150
Bankwell Financial Group, Inc.	814	24,567
Banner Corp.	4,222	265,902
Bar Harbor Bankshares	1,706	50,958
Baycom Corp.	1,965	40,341
BCB Bancorp, Inc.	2,438	42,299
Berkshire Hills Bancorp, Inc.	5,548	161,225
Blue Ridge Bankshares, Inc.	2,050	25,092
Brookline Bancorp, Inc.	10,169	131,790
Business First Bancshares, Inc.	2,430	50,641
Byline Bancorp, Inc.	2,946	72,619
Cambridge Bancorp	810	64,419
Camden National Corp.	1,706	70,202
Capital Bancorp, Inc.	1,154	23,438
Capital City Bank Group, Inc.	1,498	53,434
Capstar Financial Holdings, Inc.	2,050	35,465
Carter Bankshares, Inc.(1)	3,333	57,894
Central Pacific Financial Corp.	3,498	78,460
Central Valley Community Bancorp	1,240	31,632
Citizens & Northern Corp.	1,792	40,320
City Holding Co.	1,792	175,974
Civista Bancshares, Inc.	1,792	38,223
CNB Financial Corp.	2,136	50,922
Coastal Financial Corp.(1)	1,412	65,164
Colony Bankcorp, Inc.	2,055	25,831
Columbia Banking System, Inc.	9,897	294,238
Community Trust Bancorp, Inc.	1,878	80,285
ConnectOne Bancorp, Inc.	5,032	122,026
CrossFirst Bankshares, Inc.(1)	5,118	72,420
Customers Bancorp, Inc.(1)	4,308	132,686
Dime Community Bancshares, Inc.	3,756	115,084
Eagle Bancorp, Inc.	3,756	164,550
Enterprise Bancorp, Inc.	1,240	43,884
Enterprise Financial Services Corp.	4,308	234,614
Equity Bancshares, Inc., Class A	1,964	59,038
Esquire Financial Holdings, Inc.	982	45,162
84

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Farmers & Merchants Bancorp, Inc.	1,879	$48,666
Farmers National Banc Corp.	4,308	61,389
FB Financial Corp.	4,738	178,575
Financial Institutions, Inc.	1,964	49,021
First BanCorp	25,233	366,131
First Bancorp, Inc.	1,154	33,789
First Bancorp/Southern Pines NC	4,050	168,035
First Bancshares, Inc.	2,430	76,083
First Bank	2,432	33,148
First Busey Corp.	6,566	158,503
First Business Financial Services, Inc.	1,077	38,147
First Commonwealth Financial Corp.	13,218	211,620
First Community Bankshares, Inc.	1,964	61,316
First Financial Bancorp	11,426	281,537
First Financial Corp.	1,326	58,278
First Foundation, Inc.	2,533	38,172
First Internet Bancorp	1,326	35,815
First Merchants Corp.	8,019	328,137
First Mid Bancshares, Inc.	2,050	63,530
First of Long Island Corp.	2,688	45,750
First Western Financial, Inc.(1)	1,071	27,707
Five Star Bancorp	1,326	36,226
Flushing Financial Corp.	3,842	74,765
Fulton Financial Corp.	10,606	182,423
German American Bancorp, Inc.	3,412	134,092
Great Southern Bancorp, Inc.	1,326	77,160
Guaranty Bancshares, Inc.	982	30,648
Hanmi Financial Corp.	4,222	99,724
HarborOne Bancorp, Inc.	5,756	78,685
Heartland Financial USA, Inc.	4,738	234,247
Heritage Commerce Corp.	6,996	84,722
Heritage Financial Corp.	4,222	117,667
Hilltop Holdings, Inc.	7,296	242,008
HomeStreet, Inc.	2,688	67,818
HomeTrust Bancshares, Inc.	1,964	57,486
Hope Bancorp, Inc.	14,580	186,770
Horizon Bancorp, Inc.	4,946	75,278
Independent Bank Corp. (Michigan)	2,688	59,270
International Bancshares Corp.	3,662	177,717
Lakeland Bancorp, Inc.	8,358	160,892
Lakeland Financial Corp.	3,118	223,311
Live Oak Bancshares, Inc.	4,738	163,745
Macatawa Bank Corp.	3,842	41,916
Mercantile Bank Corp.	1,878	64,960
Metrocity Bankshares, Inc.	2,688	54,217
Metropolitan Bank Holding Corp.(1)	1,498	83,603
Mid Penn Bancorp, Inc.	1,878	57,467
Midland States Bancorp, Inc.	2,516	65,517
MidWestOne Financial Group, Inc.	1,240	37,250
MVB Financial Corp.	1,240	33,840
National Bank Holdings Corp., Class A	4,222	170,949
85

Avantis U.S. Small Cap Equity ETF
	Shares	Value
NBT Bancorp, Inc.	5,679	$230,511
Nicolet Bankshares, Inc.(1)	1,620	120,625
Northeast Bank	896	39,496
Northrim BanCorp, Inc.	688	36,127
Northwest Bancshares, Inc.	14,924	206,250
OceanFirst Financial Corp.	7,462	176,999
OFG Bancorp	6,480	197,122
Old Second Bancorp, Inc.	5,118	84,856
Origin Bancorp, Inc.	2,602	98,642
Orrstown Financial Services, Inc.	1,418	32,614
Park National Corp.	1,878	239,952
Parke Bancorp, Inc.	1,500	30,615
Pathward Financial, Inc.	4,050	206,590
PCB Bancorp	1,498	27,353
Peapack-Gladstone Financial Corp.	2,136	79,352
Peoples Bancorp, Inc.	3,240	100,796
Peoples Financial Services Corp.	896	44,397
Preferred Bank	936	65,894
Premier Financial Corp.	4,652	115,463
Primis Financial Corp.	2,774	32,484
QCR Holdings, Inc.	1,964	105,054
RBB Bancorp	1,878	37,109
Renasant Corp.	6,480	233,150
Republic Bancorp, Inc., Class A	1,792	79,744
Republic First Bancorp, Inc.(1)	6,186	12,372
S&T Bancorp, Inc.	4,566	170,129
Sandy Spring Bancorp, Inc.	5,756	189,660
Seacoast Banking Corp. of Florida	9,779	298,357
Shore Bancshares, Inc.	2,308	39,374
Sierra Bancorp	1,706	34,478
Silvergate Capital Corp., Class A(1)	2,777	38,628
Simmons First National Corp., Class A	3,001	66,712
SmartFinancial, Inc.	1,792	48,922
South Plains Financial, Inc.	1,240	32,600
Southern First Bancshares, Inc.(1)	982	39,526
Southside Bancshares, Inc.	4,136	157,954
Stellar Bancorp, Inc.	5,943	173,833
Stock Yards Bancorp, Inc.	4,495	263,092
Summit Financial Group, Inc.	1,412	35,964
Texas Capital Bancshares, Inc.(1)	3,489	231,076
Third Coast Bancshares, Inc.(1)	1,420	26,199
Tompkins Financial Corp.	1,498	112,035
Towne Bank	8,711	264,205
TriCo Bancshares	4,057	204,919
Triumph Financial, Inc.(1)	3,498	212,853
Trustmark Corp.	6,910	203,154
Unity Bancorp, Inc.	896	23,663
Univest Financial Corp.	3,670	103,494
Veritex Holdings, Inc.	5,842	155,748
Washington Federal, Inc.	10,209	358,030
Washington Trust Bancorp, Inc.	1,964	82,488
86

Avantis U.S. Small Cap Equity ETF
	Shares	Value
WesBanco, Inc.	7,376	$266,642
West BanCorp, Inc.	1,878	39,551
Westamerica BanCorp	3,585	197,605
		16,606,399
Beverages — 0.1%
MGP Ingredients, Inc.	978	99,208
Vita Coco Co., Inc.(1)	134	2,266
Zevia PBC, Class A(1)	1,220	4,258
		105,732
Biotechnology — 5.5%
2seventy bio, Inc.(1)	5,104	68,853
89bio, Inc.(1)	3,677	50,081
Aadi Bioscience, Inc.(1)	1,792	19,300
Actinium Pharmaceuticals, Inc.(1)	1,111	10,721
Adicet Bio, Inc.(1)	4,404	34,704
Aerovate Therapeutics, Inc.(1)	614	15,086
Agios Pharmaceuticals, Inc.(1)	9,091	230,093
Akero Therapeutics, Inc.(1)	2,437	110,908
Aldeyra Therapeutics, Inc.(1)	7,870	53,201
Alector, Inc.(1)	4,050	34,587
Allakos, Inc.(1)	7,794	46,374
Allogene Therapeutics, Inc.(1)	10,882	69,101
Allovir, Inc.(1)	3,584	24,192
Alpine Immune Sciences, Inc.(1)	814	6,488
Altimmune, Inc.(1)	5,314	66,903
ALX Oncology Holdings, Inc.(1)	2,287	15,140
AnaptysBio, Inc.(1)	2,860	71,214
Anika Therapeutics, Inc.(1)	1,706	54,080
Annexon, Inc.(1)	1,620	8,635
Arcturus Therapeutics Holdings, Inc.(1)	2,197	35,701
Arcus Biosciences, Inc.(1)	7,082	128,963
ARS Pharmaceuticals, Inc.(1)	4,420	39,426
Atara Biotherapeutics, Inc.(1)	12,645	51,212
aTyr Pharma, Inc.(1)	3,756	7,925
BioAtla, Inc.(1)	5,210	15,526
Biomea Fusion, Inc.(1)	2,706	34,745
Bioxcel Therapeutics, Inc.(1)	2,222	70,926
Bluebird Bio, Inc.(1)	1,056	5,491
C4 Therapeutics, Inc.(1)	6,487	34,186
Cardiff Oncology, Inc.(1)	4,566	7,899
CareDx, Inc.(1)	5,931	99,759
Caribou Biosciences, Inc.(1)	5,532	33,690
Catalyst Pharmaceuticals, Inc.(1)	13,476	205,644
Chinook Therapeutics, Inc.(1)	4,847	105,762
Cogent Biosciences, Inc.(1)	10	132
Concert Pharmaceuticals, Inc.(1)	5,515	46,216
Contra Akouos, Inc.(1)	779	615
Cullinan Oncology, Inc.(1)	4,155	46,910
Deciphera Pharmaceuticals, Inc.(1)	6,570	95,265
Disc Medicine, Inc.(1)	953	23,825
Dynavax Technologies Corp.(1)	16,458	169,517
87

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Dyne Therapeutics, Inc.(1)	4,152	$53,478
Eagle Pharmaceuticals, Inc.(1)	1,412	39,536
Editas Medicine, Inc.(1)	7,950	71,868
Emergent BioSolutions, Inc.(1)	4,222	52,268
Enanta Pharmaceuticals, Inc.(1)	347	16,830
Enochian Biosciences, Inc.(1)	30	31
Entrada Therapeutics, Inc.(1)	1,055	13,451
EQRx, Inc.(1)	40,857	92,337
Erasca, Inc.(1)	7,300	26,280
Essa Pharma, Inc.(1)	2,946	9,913
F-star Therapeutics, Inc.(1)	420	2,247
Generation Bio Co.(1)	3,032	12,007
Genprex, Inc.(1)	1,546	1,979
Gritstone bio, Inc.(1)	9,672	23,696
Ideaya Biosciences, Inc.(1)	6,939	122,473
Immunic, Inc.(1)	1,104	2,186
Immunovant, Inc.(1)	4,967	86,773
Inmune Bio, Inc.(1)	1,068	10,082
Inovio Pharmaceuticals, Inc.(1)	31,554	39,758
Ironwood Pharmaceuticals, Inc.(1)	17,354	195,580
iTeos Therapeutics, Inc.(1)	3,412	60,427
KalVista Pharmaceuticals, Inc.(1)	1,706	12,505
Kezar Life Sciences, Inc.(1)	8,052	50,647
Kiniksa Pharmaceuticals Ltd., Class A(1)	3,326	42,772
Kinnate Biopharma, Inc.(1)	2,602	13,739
Kodiak Sciences, Inc.(1)	3,435	22,328
Kronos Bio, Inc.(1)	2,774	4,827
Krystal Biotech, Inc.(1)	84	6,880
Kura Oncology, Inc.(1)	7,655	91,248
Kymera Therapeutics, Inc.(1)	4,864	152,632
Larimar Therapeutics, Inc.(1)	1,326	8,036
Lyell Immunopharma, Inc.(1)	18,980	40,807
MacroGenics, Inc.(1)	8,294	50,510
MediciNova, Inc.(1)	5,290	11,638
MeiraGTx Holdings PLC(1)	3,670	28,332
Merus NV(1)	699	13,330
Monte Rosa Therapeutics, Inc.(1)	3,163	19,231
Morphic Holding, Inc.(1)	3,528	150,011
Myriad Genetics, Inc.(1)	9,567	181,008
NextCure, Inc.(1)	20	31
Nkarta, Inc.(1)	982	4,124
Nurix Therapeutics, Inc.(1)	5,376	50,696
Olema Pharmaceuticals, Inc.(1)	1,964	8,052
Organogenesis Holdings, Inc.(1)	5,118	12,539
ORIC Pharmaceuticals, Inc.(1)	3,842	17,020
Ovid therapeutics, Inc.(1)	6,566	16,218
PDS Biotechnology Corp.(1)	34	260
PMV Pharmaceuticals, Inc.(1)	4,632	33,397
Point Biopharma Global, Inc.(1)	8,554	64,069
Poseida Therapeutics, Inc.(1)	2,879	16,382
Praxis Precision Medicines, Inc.(1)	4,308	13,204
88

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Protagonist Therapeutics, Inc.(1)	5,119	$83,030
Prothena Corp. PLC(1)	1,034	57,656
Rallybio Corp.(1)	734	5,777
REGENXBIO, Inc.(1)	4,566	101,594
Relay Therapeutics, Inc.(1)	11,307	182,608
Repare Therapeutics, Inc.(1)	2,516	25,789
Replimune Group, Inc.(1)	4,736	103,718
REVOLUTION Medicines, Inc.(1)	2,453	65,642
Rhythm Pharmaceuticals, Inc.(1)	5	122
Rocket Pharmaceuticals, Inc.(1)	1,702	32,695
Roivant Sciences Ltd.(1)	7,736	62,584
Sage Therapeutics, Inc.(1)	6,106	254,254
Sana Biotechnology, Inc.(1)	7,096	26,042
Sangamo Therapeutics, Inc.(1)	12,331	37,610
Scholar Rock Holding Corp.(1)	6,745	57,872
Shattuck Labs, Inc.(1)	1,792	8,458
Stoke Therapeutics, Inc.(1)	1,620	14,402
Sutro Biopharma, Inc.(1)	4,480	25,267
Tango Therapeutics, Inc.(1)	6,666	34,863
Twist Bioscience Corp.(1)	4,071	79,222
uniQure NV(1)	5,774	121,023
Vanda Pharmaceuticals, Inc.(1)	5,928	38,176
Viking Therapeutics, Inc.(1)	9,163	100,885
Viracta Therapeutics, Inc.(1)	34	58
Viridian Therapeutics, Inc.(1)	3,035	99,427
Voyager Therapeutics, Inc.(1)	2,351	16,880
XBiotech, Inc.(1)	2,050	6,888
Xencor, Inc.(1)	8,186	263,016
Xenon Pharmaceuticals, Inc.(1)	1,973	77,855
Zymeworks, Inc.(1)	1,655	13,604
		6,315,686
Building Products — 1.5%
Alpha Pro Tech Ltd.(1)	1,498	6,306
American Woodmark Corp.(1)	1,717	87,533
Apogee Enterprises, Inc.	3,326	152,198
AZZ, Inc.	2,946	119,755
CSW Industrials, Inc.	1,879	265,991
Griffon Corp.	610	22,247
Hayward Holdings, Inc.(1)	7,726	95,107
Insteel Industries, Inc.	2,602	77,409
Janus International Group, Inc.(1)	8,109	84,252
JELD-WEN Holding, Inc.(1)	1,650	21,697
Masonite International Corp.(1)	2,946	261,605
PGT Innovations, Inc.(1)	7,004	148,135
Quanex Building Products Corp.	3,928	101,932
Resideo Technologies, Inc.(1)	14,617	268,076
		1,712,243
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc., Class A	6,931	228,515
Assetmark Financial Holdings, Inc.(1)	2,308	72,240
Avantax, Inc.(1)	574	16,411
89

Avantis U.S. Small Cap Equity ETF
	Shares	Value
B. Riley Financial, Inc.	2,430	$96,665
BGC Partners, Inc., Class A	48,799	237,163
Bridge Investment Group Holdings, Inc., Class A	3,005	40,838
Cowen, Inc., Class A	3,032	118,218
Diamond Hill Investment Group, Inc.	430	75,078
Donnelley Financial Solutions, Inc.(1)	4,136	174,994
Federated Hermes, Inc.	1	39
Greenhill & Co., Inc.	1,498	16,838
Open Lending Corp., Class A(1)	11,134	78,829
Oppenheimer Holdings, Inc., Class A	896	39,505
Piper Sandler Cos.	2,516	379,891
PJT Partners, Inc., Class A	10	789
StoneX Group, Inc.(1)	2,917	294,121
Victory Capital Holdings, Inc., Class A	2,774	94,205
Virtus Investment Partners, Inc.	810	170,448
WisdomTree, Inc.	14,752	88,069
		2,222,856
Chemicals — 1.8%
AdvanSix, Inc.	4,050	166,657
American Vanguard Corp.	3,240	67,619
Chase Corp.	553	54,161
Danimer Scientific, Inc.(1)	8,110	20,924
Ecovyst, Inc.(1)	6,911	69,386
FutureFuel Corp.	3,118	27,282
Hawkins, Inc.	1,707	69,424
Ingevity Corp.(1)	4,117	339,900
Innospec, Inc.	48	5,254
Intrepid Potash, Inc.(1)	1,412	44,718
Koppers Holdings, Inc.	2,430	87,213
Kronos Worldwide, Inc.	2,688	30,348
LSB Industries, Inc.(1)	4,652	63,221
Mativ Holdings, Inc.	531	13,758
Minerals Technologies, Inc.	3,928	238,626
Origin Materials, Inc.(1)	16,716	80,237
Orion Engineered Carbons SA	7,376	188,088
PureCycle Technologies, Inc.(1)	6,262	39,952
Rayonier Advanced Materials, Inc.(1)	7,082	58,072
Stepan Co.	2,692	280,210
Trinseo PLC	3,327	77,120
Tronox Holdings PLC, Class A	2,169	33,836
		2,056,006
Commercial Services and Supplies — 1.8%
ACCO Brands Corp.	11,218	63,606
ARC Document Solutions, Inc.	5,118	17,094
Brady Corp., Class A	5,548	306,028
BrightView Holdings, Inc.(1)	4,574	28,908
Brink's Co.	3,162	206,320
Civeo Corp.(1)	1,412	39,974
Deluxe Corp.	4,652	85,783
Ennis, Inc.	3,032	65,946
Harsco Corp.(1)	9,806	82,959
90

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Healthcare Services Group, Inc.(1)	6,910	$91,696
Heritage-Crystal Clean, Inc.(1)	2,222	79,948
HNI Corp.	5,376	168,000
Interface, Inc.	7,462	65,815
KAR Auction Services, Inc.(1)	16,296	232,870
Kimball International, Inc., Class B	4,394	30,363
Li-Cycle Holdings Corp.(1)	13,222	80,125
Liquidity Services, Inc.(1)	3,240	41,018
Matthews International Corp., Class A	3,756	143,329
Pitney Bowes, Inc.	1	4
Quad/Graphics, Inc.(1)	3,842	18,787
SP Plus Corp.(1)	2,774	94,371
Steelcase, Inc., Class A	12,330	97,037
VSE Corp.	1,326	76,126
		2,116,107
Communications Equipment — 1.2%
ADTRAN Holdings, Inc.	2	35
Applied Optoelectronics, Inc.(1)	2,222	6,244
Aviat Networks, Inc.(1)	1,240	44,057
Comtech Telecommunications Corp.	3,240	51,808
Extreme Networks, Inc.(1)	18,835	352,591
Harmonic, Inc.(1)	11,134	146,857
KVH Industries, Inc.(1)	1,878	18,592
NETGEAR, Inc.(1)	3,670	66,427
NetScout Systems, Inc.(1)	8,702	247,485
Ribbon Communications, Inc.(1)	6,910	30,819
ViaSat, Inc.(1)	6,029	191,481
Viavi Solutions, Inc.(1)	21,497	235,177
		1,391,573
Construction and Engineering — 1.3%
Ameresco, Inc., Class A(1)	3,977	174,789
Arcosa, Inc.	2,875	174,225
Argan, Inc.	1,792	69,637
Concrete Pumping Holdings, Inc.(1)	3,118	24,352
Dycom Industries, Inc.(1)	195	16,421
Fluor Corp.(1)	1,119	41,034
Granite Construction, Inc.	5,548	239,674
Great Lakes Dredge & Dock Corp.(1)	7,720	44,274
IES Holdings, Inc.(1)	94	3,954
Matrix Service Co.(1)	2,860	18,104
MYR Group, Inc.(1)	1,878	226,505
Northwest Pipe Co.(1)	1,154	44,429
Primoris Services Corp.	6,358	174,845
Sterling Infrastructure, Inc.(1)	3,842	147,763
Tutor Perini Corp.(1)	5,032	40,809
		1,440,815
Construction Materials†
United States Lime & Minerals, Inc.	258	41,615
Consumer Finance — 1.6%
Atlanticus Holdings Corp.(1)	810	25,960
Bread Financial Holdings, Inc.	6,488	266,462
91

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Consumer Portfolio Services, Inc.(1)	2,136	$23,624
Encore Capital Group, Inc.(1)	3,240	167,443
Enova International, Inc.(1)	4,566	222,592
EZCORP, Inc., Class A(1)	6,824	60,188
Green Dot Corp., Class A(1)	5,548	105,024
LendingClub Corp.(1)	8,449	79,421
Medallion Financial Corp.	1,706	14,416
Navient Corp.	18,008	325,044
Oportun Financial Corp.(1)	3,326	20,089
PRA Group, Inc.(1)	6,014	255,956
PROG Holdings, Inc.(1)	7,806	192,964
Regional Management Corp.	982	30,953
World Acceptance Corp.(1)	602	56,203
		1,846,339
Containers and Packaging — 0.8%
Greif, Inc., Class A	815	57,906
Greif, Inc., Class B	230	18,924
Myers Industries, Inc.	5,299	136,926
O-I Glass, Inc.(1)	21,030	467,287
Pactiv Evergreen, Inc.	4,480	48,429
TriMas Corp.	4,860	145,751
		875,223
Distributors†
Funko, Inc., Class A(1)	27	292
Diversified Consumer Services — 1.2%
Adtalem Global Education, Inc.(1)	5,462	213,674
American Public Education, Inc.(1)	1,878	20,733
Carriage Services, Inc.	2,222	75,370
European Wax Center, Inc., Class A	1,472	27,173
Frontdoor, Inc.(1)	8,117	229,305
Graham Holdings Co., Class B	284	177,972
Lincoln Educational Services Corp.(1)	2,860	16,731
OneSpaWorld Holdings Ltd.(1)	8,100	93,879
Perdoceo Education Corp.(1)	8,272	114,030
Rover Group, Inc.(1)	16,558	69,212
Strategic Education, Inc.	821	69,990
Stride, Inc.(1)	5,118	217,362
Universal Technical Institute, Inc.(1)	4,136	30,027
		1,355,458
Diversified Financial Services — 0.3%
Alerus Financial Corp.	1,498	29,960
A-Mark Precious Metals, Inc.	2,375	69,611
Cannae Holdings, Inc.(1)	9,426	212,839
Jackson Financial, Inc., Class A	1,081	49,056
		361,466
Diversified Telecommunication Services — 0.5%
ATN International, Inc.	1,240	52,142
Bandwidth, Inc., Class A(1)	1,987	31,593
Consolidated Communications Holdings, Inc.(1)	6,910	20,937
EchoStar Corp., Class A(1)	4,652	92,854
IDT Corp., Class B(1)	2,688	81,742
92

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Liberty Latin America Ltd., Class A(1)	4,328	$38,173
Liberty Latin America Ltd., Class C(1)	16,480	144,695
Radius Global Infrastructure, Inc., Class A(1)	9,172	125,014
		587,150
Electric Utilities — 0.6%
MGE Energy, Inc.	4,561	322,828
Otter Tail Corp.	5,775	409,390
Via Renewables, Inc.	34	199
		732,417
Electrical Equipment — 0.8%
Encore Wire Corp.	2,874	554,711
EnerSys	16	1,451
FuelCell Energy, Inc.(1)	4,868	16,259
GrafTech International Ltd.	24,652	139,284
Orion Energy Systems, Inc.(1)	2,430	4,981
Powell Industries, Inc.	1,068	47,366
Preformed Line Products Co.	172	15,336
Thermon Group Holdings, Inc.(1)	3,928	103,896
TPI Composites, Inc.(1)	1	12
		883,296
Electronic Equipment, Instruments and Components — 2.5%
Advanced Energy Industries, Inc.	48	4,468
Aeva Technologies, Inc.(1)	7,894	14,130
Airgain, Inc.(1)	896	6,818
Akoustis Technologies, Inc.(1)	4,308	16,112
Badger Meter, Inc.	1,888	229,618
Bel Fuse, Inc., Class B	1,240	44,045
Belden, Inc.	2,727	230,104
Benchmark Electronics, Inc.	4,480	106,579
CTS Corp.	3,928	170,122
Daktronics, Inc.(1)	4,480	18,189
ePlus, Inc.(1)	3,756	203,462
Evolv Technologies Holdings, Inc.(1)	5,204	14,311
FARO Technologies, Inc.(1)	1,554	42,269
Itron, Inc.(1)	4,484	250,073
Kimball Electronics, Inc.(1)	2,946	73,679
Knowles Corp.(1)	11,770	199,855
Methode Electronics, Inc.	4,394	214,120
Napco Security Technologies, Inc.(1)	3	95
nLight, Inc.(1)	3,671	41,482
OSI Systems, Inc.(1)	1,792	165,850
PC Connection, Inc.	1,240	54,312
Plexus Corp.(1)	1,640	157,260
Richardson Electronics Ltd.	1,620	33,988
Sanmina Corp.(1)	3,815	230,655
ScanSource, Inc.(1)	3,584	111,749
TTM Technologies, Inc.(1)	11,856	157,566
Vishay Intertechnology, Inc.	1,459	30,974
Vishay Precision Group, Inc.(1)	1,412	61,563
		2,883,448
Energy Equipment and Services — 3.4%
Archrock, Inc.	18,336	202,980
93

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Bristow Group, Inc.(1)	3,118	$84,934
Core Laboratories NV	6,911	164,966
Diamond Offshore Drilling, Inc.(1)	11,187	132,902
DMC Global, Inc.(1)	2,308	61,785
Dril-Quip, Inc.(1)	3,670	125,697
Expro Group Holdings NV(1)	11,171	253,917
Forum Energy Technologies, Inc.(1)	516	15,108
Helix Energy Solutions Group, Inc.(1)	17,096	141,555
Liberty Energy, Inc., Class A	19,633	299,403
Nabors Industries Ltd.(1)	982	147,604
National Energy Services Reunited Corp.(1)	2,149	13,883
Newpark Resources, Inc.(1)	12,150	53,825
NexTier Oilfield Solutions, Inc.(1)	32,193	293,922
Noble Corp. PLC(1)	342	14,258
Oceaneering International, Inc.(1)	15,279	319,178
Oil States International, Inc.(1)	7,548	68,913
Patterson-UTI Energy, Inc.	34	466
ProPetro Holding Corp.(1)	12,494	110,072
RPC, Inc.	11,218	98,382
Select Energy Services, Inc., Class A	8,702	64,569
Solaris Oilfield Infrastructure, Inc., Class A	3,756	33,541
TechnipFMC PLC(1)	24,545	375,293
TETRA Technologies, Inc.(1)	17,916	63,781
Tidewater, Inc.(1)	7,134	348,425
Transocean Ltd.(1)	22,980	160,630
US Silica Holdings, Inc.(1)	8,702	105,642
Weatherford International PLC(1)	2,489	165,817
		3,921,448
Entertainment — 0.7%
Cinemark Holdings, Inc.(1)	11,772	160,217
IMAX Corp.(1)	6,652	122,663
Liberty Media Corp.-Liberty Braves, Class A(1)	1,140	39,045
Liberty Media Corp.-Liberty Braves, Class C(1)	4,632	155,033
Madison Square Garden Entertainment Corp.(1)	3,679	222,690
Marcus Corp.	3,032	48,785
Playstudios, Inc.(1)	11,859	44,115
Sciplay Corp., Class A(1)	2,860	47,304
		839,852
Food and Staples Retailing — 1.2%
Andersons, Inc.	4,566	208,346
Grocery Outlet Holding Corp.(1)	6	162
HF Foods Group, Inc.(1)	5,403	20,964
Ingles Markets, Inc., Class A	2,136	190,958
Natural Grocers by Vitamin Cottage, Inc.	1,620	17,788
PriceSmart, Inc.	3,110	216,829
SpartanNash Co.	5,032	134,656
Sprouts Farmers Market, Inc.(1)	148	4,483
United Natural Foods, Inc.(1)	8,530	347,427
Village Super Market, Inc., Class A	896	20,008
Weis Markets, Inc.	2,222	169,850
		1,331,471
94

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Food Products — 1.1%
Alico, Inc.	516	$13,282
B&G Foods, Inc.	7,634	96,723
Calavo Growers, Inc.	1,878	60,603
Cal-Maine Foods, Inc.	3,356	190,621
Farmer Bros Co.(1)	1,326	5,994
Fresh Del Monte Produce, Inc.	4,566	142,824
Hain Celestial Group, Inc.(1)	950	16,938
Hostess Brands, Inc.(1)	4,571	112,904
John B Sanfilippo & Son, Inc.	295	26,482
Lifecore Biomedical, Inc.(1)	3,118	18,053
Limoneira Co.	1,878	29,541
Mission Produce, Inc.(1)	4,136	47,647
Seneca Foods Corp., Class A(1)	688	38,253
Sovos Brands, Inc.(1)	4,387	57,338
Tootsie Roll Industries, Inc.	933	41,080
TreeHouse Foods, Inc.(1)	6,348	309,719
Vital Farms, Inc.(1)	2,222	35,907
		1,243,909
Gas Utilities — 0.4%
Chesapeake Utilities Corp.	1,340	171,641
Northwest Natural Holding Co.	3,832	185,239
Star Group LP	3,850	48,394
		405,274
Health Care Equipment and Supplies — 1.4%
Accuray, Inc.(1)	4,993	14,480
AngioDynamics, Inc.(1)	2,077	25,713
Atrion Corp.	172	97,696
Avanos Medical, Inc.(1)	6,014	168,813
Axogen, Inc.(1)	49	404
Butterfly Network, Inc.(1)	16,862	41,481
Cardiovascular Systems, Inc.(1)	4,567	90,016
Co-Diagnostics, Inc.(1)	4,136	11,953
Glaukos Corp.(1)	62	2,928
Haemonetics Corp.(1)	1,877	145,974
Heska Corp.(1)	827	67,343
Inogen, Inc.(1)	1,412	22,126
Integer Holdings Corp.(1)	379	28,417
iRadimed Corp.	610	23,156
LeMaitre Vascular, Inc.	2,430	121,767
Merit Medical Systems, Inc.(1)	4	282
Neuronetics, Inc.(1)	2,430	13,827
NuVasive, Inc.(1)	6,566	283,848
OraSure Technologies, Inc.(1)	8,530	53,824
Orthofix Medical, Inc.(1)	3,406	70,164
Outset Medical, Inc.(1)	5,927	135,195
Retractable Technologies, Inc.(1)	1,412	2,739
Sensus Healthcare, Inc.(1)	435	2,989
Sight Sciences, Inc.(1)	2,955	32,446
Utah Medical Products, Inc.	430	39,465
Varex Imaging Corp.(1)	4,738	83,815
95

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Zynex, Inc.(1)	2,876	$37,158
		1,618,019
Health Care Providers and Services — 2.1%
23andMe Holding Co., Class A(1)	17,227	43,240
Accolade, Inc.(1)	6,327	70,293
Addus HomeCare Corp.(1)	2,434	264,430
Agiliti, Inc.(1)	2,871	54,721
Apollo Medical Holdings, Inc.(1)	281	9,807
Brookdale Senior Living, Inc.(1)	17,820	57,558
Castle Biosciences, Inc.(1)	2,361	59,450
CorVel Corp.(1)	1,292	232,922
Cross Country Healthcare, Inc.(1)	4,717	124,765
Fulgent Genetics, Inc.(1)	2,430	79,680
InfuSystem Holdings, Inc.(1)	1,792	16,827
Joint Corp.(1)	1,706	26,784
ModivCare, Inc.(1)	1,498	147,089
National HealthCare Corp.	1,498	83,468
National Research Corp.	2,308	104,229
NeoGenomics, Inc.(1)	16,864	284,158
OPKO Health, Inc.(1)	52,822	60,217
Owens & Minor, Inc.(1)	9,082	139,227
Patterson Cos., Inc.	7,972	211,417
Pediatrix Medical Group, Inc.(1)	7,146	112,478
Pennant Group, Inc.(1)	2,135	32,068
Privia Health Group, Inc.(1)	200	5,586
RadNet, Inc.(1)	6,031	142,241
Select Medical Holdings Corp.	2,893	78,661
		2,441,316
Health Care Technology — 0.6%
American Well Corp., Class A(1)	25,920	72,317
Computer Programs & Systems, Inc.(1)	1,706	51,197
Health Catalyst, Inc.(1)	6,677	93,211
HealthStream, Inc.	2,925	75,026
Multiplan Corp.(1)	33,223	33,555
NextGen Healthcare, Inc.(1)	3,849	69,706
OptimizeRx Corp.(1)	920	16,422
Sharecare, Inc.(1)	21,730	50,848
Simulations Plus, Inc.	37	1,408
Veradigm, Inc.(1)	14,838	246,459
		710,149
Hotels, Restaurants and Leisure — 2.0%
Accel Entertainment, Inc.(1)	2,690	24,614
Bally's Corp.(1)	3,414	67,427
BJ's Restaurants, Inc.(1)	2,688	86,016
Bloomin' Brands, Inc.	11,947	311,817
BurgerFi International, Inc.(1)	5	8
Carrols Restaurant Group, Inc.(1)	3,118	6,485
Century Casinos, Inc.(1)	3,326	30,799
Cheesecake Factory, Inc.	5,842	218,724
Chuy's Holdings, Inc.(1)	2,430	86,872
Cracker Barrel Old Country Store, Inc.	2,860	311,626
96

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Dave & Buster's Entertainment, Inc.(1)	5,671	$226,953
El Pollo Loco Holdings, Inc.	1,792	21,450
Everi Holdings, Inc.(1)	10,874	206,497
Fiesta Restaurant Group, Inc.(1)	1,620	13,041
Golden Entertainment, Inc.(1)	2,308	94,882
Monarch Casino & Resort, Inc.	1,620	119,264
Noodles & Co.(1)	5,032	29,387
ONE Group Hospitality, Inc.(1)	3,498	29,733
Playa Hotels & Resorts NV(1)	17,010	151,729
PlayAGS, Inc.(1)	2,860	18,361
RCI Hospitality Holdings, Inc.	1,154	96,671
Red Robin Gourmet Burgers, Inc.(1)	1,068	9,089
Ruth's Hospitality Group, Inc.	3,842	71,653
		2,233,098
Household Durables — 2.7%
Bassett Furniture Industries, Inc.	810	15,025
Beazer Homes USA, Inc.(1)	4,308	64,232
Cavco Industries, Inc.(1)	1,240	353,400
Century Communities, Inc.	4,222	252,518
Ethan Allen Interiors, Inc.	3,118	92,137
Flexsteel Industries, Inc.	688	14,434
GoPro, Inc., Class A(1)	15,268	79,241
Green Brick Partners, Inc.(1)	4,394	137,093
Hooker Furnishings Corp.	1,068	23,480
Hovnanian Enterprises, Inc., Class A(1)	602	41,002
Installed Building Products, Inc.	2,645	305,180
iRobot Corp.(1)	9	370
KB Home	8,843	311,893
La-Z-Boy, Inc.	5,462	176,860
Legacy Housing Corp.(1)	1,240	24,750
LGI Homes, Inc.(1)	2,602	271,415
Lifetime Brands, Inc.	1,706	13,511
M/I Homes, Inc.(1)	3,670	212,273
MDC Holdings, Inc.	7,090	262,330
Meritage Homes Corp.	189	20,644
Skyline Champion Corp.(1)	2	137
Sonos, Inc.(1)	1,912	37,150
Tri Pointe Homes, Inc.(1)	15,390	366,898
Universal Electronics, Inc.(1)	1,240	15,773
VOXX International Corp.(1)	1,706	19,500
		3,111,246
Household Products — 0.5%
Central Garden & Pet Co.(1)	1,240	50,220
Central Garden & Pet Co., Class A(1)	4,946	190,075
Energizer Holdings, Inc.	993	35,976
Oil-Dri Corp. of America	602	22,533
WD-40 Co.	1,620	280,957
		579,761
Independent Power and Renewable Electricity Producers — 0.3%
Montauk Renewables, Inc.(1)	7,892	77,815
97

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Sunnova Energy International, Inc.(1)	13,239	$235,390
		313,205
Insurance — 2.7%
Ambac Financial Group, Inc.(1)	5,462	90,396
AMERISAFE, Inc.	2,308	125,878
Argo Group International Holdings Ltd.	4,222	122,649
CNO Financial Group, Inc.	14,531	372,284
Donegal Group, Inc., Class A	2,055	31,585
eHealth, Inc.(1)	1,498	11,025
Employers Holdings, Inc.	3,412	151,527
Genworth Financial, Inc., Class A(1)	68,126	424,425
Greenlight Capital Re Ltd., A Shares(1)	2,516	23,097
HCI Group, Inc.	987	51,818
Heritage Insurance Holdings, Inc.	2,602	6,635
Horace Mann Educators Corp.	5,678	209,859
Investors Title Co.	172	28,096
James River Group Holdings Ltd.	4,050	97,605
Lemonade, Inc.(1)	5,380	87,694
Mercury General Corp.	3,502	119,243
National Western Life Group, Inc., Class A	258	69,606
Oscar Health, Inc., Class A(1)	8,359	46,309
Palomar Holdings, Inc.(1)	3,975	238,500
ProAssurance Corp.	7,290	144,998
Safety Insurance Group, Inc.	2,056	165,899
SiriusPoint Ltd.(1)	9,720	69,012
Stewart Information Services Corp.	3,756	159,592
Tiptree, Inc.	3,118	50,200
United Fire Group, Inc.	3,118	88,988
Universal Insurance Holdings, Inc.	3,670	70,941
White Mountains Insurance Group Ltd.	5	7,218
		3,065,079
Interactive Media and Services — 1.1%
Cargurus, Inc.(1)	8,027	136,860
Cars.com, Inc.(1)	9,892	189,926
DHI Group, Inc.(1)	6,566	27,840
Nextdoor Holdings, Inc.(1)	5,854	12,059
QuinStreet, Inc.(1)	5,945	100,887
Shutterstock, Inc.	3,353	252,213
TripAdvisor, Inc.(1)	8,355	180,217
Yelp, Inc.(1)	8,702	261,234
Zedge, Inc., Class B(1)	1,068	2,937
ZipRecruiter, Inc., Class A(1)	5,794	98,846
		1,263,019
Internet and Direct Marketing Retail — 0.2%
1-800-Flowers.com, Inc., Class A(1)	3,118	30,868
Duluth Holdings, Inc., Class B(1)	1,240	7,452
Lands' End, Inc.(1)	1,068	8,117
PetMed Express, Inc.	2,430	45,636
Qurate Retail, Inc., Series A(1)	37,260	78,619
Stitch Fix, Inc., Class A(1)	5,549	25,858
		196,550
98

Avantis U.S. Small Cap Equity ETF
	Shares	Value
IT Services — 2.1%
Brightcove, Inc.(1)	4,860	$26,098
Cass Information Systems, Inc.	1,706	82,485
Conduent, Inc.(1)	20,042	79,767
CSG Systems International, Inc.	4,480	251,776
DigitalOcean Holdings, Inc.(1)	4,656	148,899
EVERTEC, Inc.	8,366	307,953
Hackett Group, Inc.	3,326	61,997
Information Services Group, Inc.	1,104	5,818
International Money Express, Inc.(1)	3,842	98,163
Kyndryl Holdings, Inc.(1)	24,034	377,094
Payoneer Global, Inc.(1)	31,513	182,775
Paysafe Ltd.(1)	3,683	73,439
Perficient, Inc.(1)	4,017	284,404
PFSweb, Inc.	2,689	17,317
Rackspace Technology, Inc.(1)	4,954	11,642
TaskUS, Inc., Class A(1)	2,285	39,313
TTEC Holdings, Inc.	1,509	60,752
Verra Mobility Corp.(1)	18,336	315,929
		2,425,621
Leisure Products — 0.6%
American Outdoor Brands, Inc.(1)	1,154	10,651
AMMO, Inc.(1)	8,272	16,130
JAKKS Pacific, Inc.(1)	982	18,992
Johnson Outdoors, Inc., Class A	602	39,046
Malibu Boats, Inc., Class A(1)	2,516	150,356
MasterCraft Boat Holdings, Inc.(1)	2,308	77,941
Nautilus, Inc.(1)	1,964	3,182
Smith & Wesson Brands, Inc.	4,480	49,011
Sturm Ruger & Co., Inc.	2,136	124,465
Vista Outdoor, Inc.(1)	7,376	210,659
		700,433
Life Sciences Tools and Services — 0.3%
AbCellera Biologics, Inc.(1)	3,419	28,719
Bionano Genomics, Inc.(1)	35,761	47,920
Codexis, Inc.(1)	4,715	22,797
Harvard Bioscience, Inc.(1)	3,842	10,873
MaxCyte, Inc.(1)	7,398	33,587
OmniAb, Inc.(1)	278	1,159
OmniAb, Inc.(1)	309	856
OmniAb, Inc.(1)	309	823
Personalis, Inc.(1)	2,774	8,350
Quanterix Corp.(1)	2,695	29,645
Seer, Inc.(1)	5,277	21,583
SomaLogic, Inc.(1)	10,876	27,625
Sotera Health Co.(1)	4,376	73,035
		306,972
Machinery — 3.8%
Alamo Group, Inc.	1,412	257,535
Albany International Corp., Class A	357	36,028
Altra Industrial Motion Corp.	2,031	124,967
99

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Astec Industries, Inc.	2,860	$128,786
Barnes Group, Inc.	5,842	246,182
Commercial Vehicle Group, Inc.(1)	3,670	28,993
Desktop Metal, Inc., Class A(1)	24,304	36,942
Douglas Dynamics, Inc.	17	634
Enerpac Tool Group Corp.	7,082	190,718
EnPro Industries, Inc.	1	108
ESCO Technologies, Inc.	2,124	197,936
Federal Signal Corp.	791	41,741
Gorman-Rupp Co.	14	390
Greenbrier Cos., Inc.	3,756	120,605
Helios Technologies, Inc.	4,222	285,998
Hurco Cos., Inc.	688	20,179
Hyliion Holdings Corp.(1)	10,530	29,800
Hyster-Yale Materials Handling, Inc.	896	34,863
Kadant, Inc.	1,620	347,749
Kennametal, Inc.	10,322	292,422
Manitowoc Co., Inc.(1)	4,136	78,212
Mayville Engineering Co., Inc.(1)	602	9,764
Miller Industries, Inc.	1,326	36,876
Mueller Water Products, Inc., Class A	19,146	265,555
NN, Inc.(1)	3,326	6,120
Omega Flex, Inc.	344	40,035
Park-Ohio Holdings Corp.	1,068	14,215
Proterra, Inc.(1)	16,933	71,119
Proto Labs, Inc.(1)	3,327	104,601
REV Group, Inc.	4,050	47,344
Shyft Group, Inc.	40	1,037
SPX Technologies, Inc.(1)	490	34,516
Standex International Corp.	1,498	173,289
Tennant Co.	2,136	151,272
Terex Corp.	4,038	239,090
Titan International, Inc.(1)	7,462	92,603
Trinity Industries, Inc.	11,598	323,700
Wabash National Corp.	7,245	198,513
		4,310,437
Marine — 0.4%
Costamare, Inc.	3,230	33,915
Eagle Bulk Shipping, Inc.	1,154	75,322
Genco Shipping & Trading Ltd.	4,394	83,706
Matson, Inc.	3,031	201,592
Pangaea Logistics Solutions Ltd.	3,032	20,132
Safe Bulkers, Inc.	7,978	29,917
		444,584
Media — 1.3%
AMC Networks, Inc., Class A(1)	2,860	63,950
Boston Omaha Corp., Class A(1)	2,308	55,600
Cumulus Media, Inc., Class A(1)	2,696	14,612
Daily Journal Corp.(1)	86	26,117
E.W. Scripps Co., Class A(1)	7,168	90,460
Entravision Communications Corp., Class A	7,462	48,951
100

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Gannett Co., Inc.(1)	117	$355
Gray Television, Inc.	10,322	120,767
iHeartMedia, Inc., Class A(1)	11,515	83,599
John Wiley & Sons, Inc., Class A	5,515	245,362
Lee Enterprises, Inc.(1)	810	15,228
Magnite, Inc.(1)	13,311	148,151
PubMatic, Inc., Class A(1)	3,756	57,016
Scholastic Corp.	2,516	114,755
Sinclair Broadcast Group, Inc., Class A	5,205	84,685
Stagwell, Inc.(1)	8,108	55,621
TechTarget, Inc.(1)	3,756	141,714
Thryv Holdings, Inc.(1)	2,860	68,182
Urban One, Inc.(1)	3,241	16,173
Urban One, Inc., Class A(1)	1,154	7,882
WideOpenWest, Inc.(1)	6,652	72,706
		1,531,886
Metals and Mining — 2.2%
Alpha Metallurgical Resources, Inc.	2,037	341,686
Arconic Corp.(1)	9,901	261,783
Ascent Industries Co.(1)	1,154	10,663
ATI, Inc.(1)	88	3,577
Carpenter Technology Corp.	7,085	342,418
Century Aluminum Co.(1)	6,014	72,589
Coeur Mining, Inc.(1)	21,318	66,512
Compass Minerals International, Inc.	3,760	144,873
Haynes International, Inc.	1,620	88,630
Hecla Mining Co.	10,575	54,461
Kaiser Aluminum Corp.	1,706	135,320
Olympic Steel, Inc.	982	51,555
Ramaco Resources, Inc.	1,331	13,244
Ryerson Holding Corp.	2,430	87,310
Schnitzer Steel Industries, Inc., Class A	3,240	105,916
SunCoke Energy, Inc.	10,150	96,527
TimkenSteel Corp.(1)	5,670	103,704
Tredegar Corp.	3,412	39,647
Warrior Met Coal, Inc.	7,548	288,862
Worthington Industries, Inc.	3,998	241,639
		2,550,916
Multiline Retail — 0.1%
Big Lots, Inc.	3,842	55,133
Nordstrom, Inc.	4	78
		55,211
Multi-Utilities — 0.1%
Avista Corp.	3	123
Unitil Corp.	1,878	102,013
		102,136
Oil, Gas and Consumable Fuels — 4.8%
Alto Ingredients, Inc.(1)	8,444	24,656
Arch Resources, Inc.	1,708	268,754
Ardmore Shipping Corp.	4,400	79,860
Berry Corp.	10,616	100,109
101

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Callon Petroleum Co.(1)	7,210	$279,460
Chord Energy Corp.	1	135
Clean Energy Fuels Corp.(1)	19,790	110,824
CNX Resources Corp.(1)	2,418	37,116
CONSOL Energy, Inc.	3,412	186,739
Crescent Energy Co., Class A	4,576	52,807
CVR Energy, Inc.	65	2,062
Delek US Holdings, Inc.	10,623	267,381
DHT Holdings, Inc.	16,888	195,394
Dorian LPG Ltd.	3,670	80,557
Earthstone Energy, Inc., Class A(1)	10,968	153,004
Equitrans Midstream Corp.	5,283	31,856
Evolution Petroleum Corp.	3,670	23,892
Gevo, Inc.(1)	23,662	43,775
Green Plains, Inc.(1)	6,910	239,570
Gulfport Energy Corp.(1)	1,135	75,046
International Seaways, Inc.	5,548	285,389
Kimbell Royalty Partners LP	6,272	96,777
Kosmos Energy Ltd.(1)	18,825	148,153
Nordic American Tankers Ltd.	13,856	61,382
Northern Oil & Gas, Inc.	8,690	269,738
PBF Energy, Inc., Class A	8,371	365,896
Peabody Energy Corp.(1)	45	1,229
Permian Resources Corp.	9,431	101,949
Plains GP Holdings LP, Class A	28,229	392,665
Ranger Oil Corp., Class A	3,584	148,736
REX American Resources Corp.(1)	2,430	80,214
Riley Exploration Permian, Inc.	1,068	32,681
Ring Energy, Inc.(1)	8,444	17,732
SandRidge Energy, Inc.(1)	4,652	67,873
Scorpio Tankers, Inc.	3,564	215,123
SFL Corp. Ltd.	15,010	154,903
SilverBow Resources, Inc.(1)	1,326	32,646
Sitio Royalties Corp., Class A	1,836	43,164
Talos Energy, Inc.(1)	9,340	166,345
Teekay Corp.(1)	8,444	52,691
Teekay Tankers Ltd., Class A(1)	2,688	121,363
VAALCO Energy, Inc.	6,910	32,408
Vital Energy, Inc.(1)	2,516	129,297
World Fuel Services Corp.	7,634	209,553
		5,480,904
Paper and Forest Products — 0.4%
Clearwater Paper Corp.(1)	2,430	93,774
Glatfelter Corp.	6,100	23,424
Mercer International, Inc.	4,860	52,391
Sylvamo Corp.	5,032	248,228
		417,817
Personal Products — 1.0%
Edgewell Personal Care Co.	6,566	280,368
elf Beauty, Inc.(1)	5,377	401,931
Inter Parfums, Inc.	88	10,596
102

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Medifast, Inc.	1,068	$119,755
Nature's Sunshine Products, Inc.(1)	1,498	16,238
Nu Skin Enterprises, Inc., Class A	6,014	239,598
USANA Health Sciences, Inc.(1)	1,412	85,821
		1,154,307
Pharmaceuticals — 1.7%
Amneal Pharmaceuticals, Inc.(1)	16,544	34,081
Amphastar Pharmaceuticals, Inc.(1)	4,394	139,993
ANI Pharmaceuticals, Inc.(1)	1,706	71,379
Arvinas, Inc.(1)	4,124	126,400
Assertio Holdings, Inc.(1)	5,290	29,254
ATAI Life Sciences NV(1)	13,303	22,349
Atea Pharmaceuticals, Inc.(1)	3,928	13,905
Athira Pharma, Inc.(1)	4,480	13,798
Collegium Pharmaceutical, Inc.(1)	4,843	128,485
Corcept Therapeutics, Inc.(1)	12,163	253,355
CorMedix, Inc.(1)	22	89
Cymabay Therapeutics, Inc.(1)	30	240
DICE Therapeutics, Inc.(1)	799	23,842
Edgewise Therapeutics, Inc.(1)	4,970	47,613
Fulcrum Therapeutics, Inc.(1)	8,444	51,002
Harmony Biosciences Holdings, Inc.(1)	3,214	141,512
Harrow Health, Inc.(1)	3,032	54,333
Innoviva, Inc.(1)	8,444	101,919
KemPharm, Inc.(1)	3,670	21,323
Ligand Pharmaceuticals, Inc.(1)	2,136	154,091
Milestone Pharmaceuticals, Inc.(1)	450	1,422
Nektar Therapeutics(1)	20,515	28,311
Oramed Pharmaceuticals, Inc.(1)	4,457	9,360
Phibro Animal Health Corp., Class A	2,222	34,908
Pliant Therapeutics, Inc.(1)	943	30,044
Prestige Consumer Healthcare, Inc.(1)	487	29,342
Rain Oncology, Inc.(1)	1,217	10,892
SIGA Technologies, Inc.	6,014	41,196
Supernus Pharmaceuticals, Inc.(1)	6,358	238,997
Tarsus Pharmaceuticals, Inc.(1)	3,569	55,284
Theravance Biopharma, Inc.(1)	6,257	67,576
Ventyx Biosciences, Inc.(1)	20	865
Verrica Pharmaceuticals, Inc.(1)	1,230	9,532
		1,986,692
Professional Services — 1.6%
Barrett Business Services, Inc.	830	79,663
CBIZ, Inc.(1)	6,358	318,472
CRA International, Inc.	896	111,525
DLH Holdings Corp.(1)	896	11,424
First Advantage Corp.(1)	6,191	89,832
Forrester Research, Inc.(1)	1,620	53,282
Franklin Covey Co.(1)	1,706	79,960
Heidrick & Struggles International, Inc.	2,430	83,422
HireRight Holdings Corp.(1)	982	10,822
Hudson Global, Inc.(1)	344	8,779
103

Avantis U.S. Small Cap Equity ETF
	Shares	Value
ICF International, Inc.	2,430	$241,761
Innodata, Inc.(1)	270	1,825
Kelly Services, Inc., Class A	3,842	64,277
Kforce, Inc.	2,774	173,347
Korn Ferry	1,683	94,063
Mistras Group, Inc.(1)	2,136	11,791
NV5 Global, Inc.(1)	1,964	206,652
Resources Connection, Inc.	4,222	76,249
Sterling Check Corp.(1)	1,981	25,198
TrueBlue, Inc.(1)	4,480	83,776
		1,826,120
Real Estate Management and Development — 1.0%
Anywhere Real Estate, Inc.(1)	14,120	81,755
Compass, Inc., Class A(1)	3,250	11,733
Cushman & Wakefield PLC(1)	10,544	136,439
eXp World Holdings, Inc.	10,468	126,453
Five Point Holdings LLC, Class A(1)	6,272	13,736
Forestar Group, Inc.(1)	2,222	31,708
FRP Holdings, Inc.(1)	88	4,809
Kennedy-Wilson Holdings, Inc.	15,810	264,185
Marcus & Millichap, Inc.	3,498	120,226
Rafael Holdings, Inc., Class B(1)	1,964	4,262
RE/MAX Holdings, Inc., Class A	2,222	41,085
RMR Group, Inc., Class A	1,878	52,847
Seritage Growth Properties, Class A(1)	40	483
St. Joe Co.	4,109	175,988
Stratus Properties, Inc.	988	21,054
Tejon Ranch Co.(1)	2,774	53,289
		1,140,052
Road and Rail — 1.0%
ArcBest Corp.	4,050	389,610
Covenant Logistics Group, Inc.	1,412	48,926
Daseke, Inc.(1)	6,272	51,117
Heartland Express, Inc.	5,548	89,489
Marten Transport Ltd.	8,100	178,767
PAM Transportation Services, Inc.(1)	896	25,984
TuSimple Holdings, Inc., Class A(1)	1,793	3,443
Universal Logistics Holdings, Inc.	810	24,057
US Xpress Enterprises, Inc., Class A(1)	2,516	3,950
Werner Enterprises, Inc.	7,189	333,929
		1,149,272
Semiconductors and Semiconductor Equipment — 2.1%
ACM Research, Inc., Class A(1)	3,678	38,178
Alpha & Omega Semiconductor Ltd.(1)	3,240	86,540
Amtech Systems, Inc.(1)	1,154	11,055
Axcelis Technologies, Inc.(1)	4,344	558,378
AXT, Inc.(1)	4,738	20,705
CEVA, Inc.(1)	267	8,427
Cohu, Inc.(1)	5,842	217,322
FormFactor, Inc.(1)	7,387	222,349
inTEST Corp.(1)	896	13,332
104

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Kulicke & Soffa Industries, Inc.	795	$42,373
Magnachip Semiconductor Corp.(1)	5,670	54,319
MaxLinear, Inc.(1)	1,495	51,144
NVE Corp.	516	39,206
Photronics, Inc.(1)	8,788	154,845
Rambus, Inc.(1)	7,179	317,527
Semtech Corp.(1)	4,618	142,281
SMART Global Holdings, Inc.(1)	6,910	115,397
Ultra Clean Holdings, Inc.(1)	5,462	174,019
Veeco Instruments, Inc.(1)	6,015	127,939
		2,395,336
Software — 2.2%
A10 Networks, Inc.	8,910	135,610
ACI Worldwide, Inc.(1)	9,140	236,269
Agilysys, Inc.(1)	3,347	267,459
American Software, Inc., Class A	3,332	45,115
C3.ai, Inc., Class A(1)	11,100	250,638
Cleanspark, Inc.(1)	4,738	13,077
CommVault Systems, Inc.(1)	1,403	82,609
CoreCard Corp.(1)	810	26,949
Ebix, Inc.	2,946	51,202
eGain Corp.(1)	150	1,172
Envestnet, Inc.(1)	146	9,126
InterDigital, Inc.	3,756	274,150
LiveRamp Holdings, Inc.(1)	7,978	188,520
Matterport, Inc.(1)	2,216	6,759
Mitek Systems, Inc.(1)	5,204	48,397
N-able, Inc.(1)	6,109	72,331
OneSpan, Inc.(1)	843	11,397
Progress Software Corp.	5,376	308,797
Riot Platforms, Inc.(1)	19,542	122,138
ShotSpotter, Inc.(1)	363	12,378
SolarWinds Corp.(1)	4,487	38,229
SRAX, Inc.(1)	2,688	4,462
Upland Software, Inc.(1)	1,792	10,376
Verint Systems, Inc.(1)	5,198	194,301
Vertex, Inc., Class A(1)	3,240	50,479
Yext, Inc.(1)	6,939	50,932
		2,512,872
Specialty Retail — 3.7%
Aaron's Co., Inc.	3,756	53,899
Abercrombie & Fitch Co., Class A(1)	6,738	198,165
Academy Sports & Outdoors, Inc.	5,176	306,160
American Eagle Outfitters, Inc.	2,445	35,135
America's Car-Mart, Inc.(1)	688	58,452
Arko Corp.	11,132	89,279
Barnes & Noble Education, Inc.(1)	4,480	9,229
Big 5 Sporting Goods Corp.	2,516	22,216
Boot Barn Holdings, Inc.(1)	16	1,239
Buckle, Inc.	3,756	153,207
Build-A-Bear Workshop, Inc.(1)	1,964	41,146
105

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Caleres, Inc.	4,394	$114,727
Camping World Holdings, Inc., Class A	5,433	124,035
Cato Corp., Class A	2,222	20,554
Chico's FAS, Inc.(1)	14,028	80,661
Children's Place, Inc.(1)	1,620	67,829
Citi Trends, Inc.(1)	982	27,535
Conn's, Inc.(1)	2,222	19,043
Container Store Group, Inc.(1)	3,670	15,965
Designer Brands, Inc., Class A	7,290	71,369
Foot Locker, Inc.	1,432	62,607
Genesco, Inc.(1)	1,706	76,719
Group 1 Automotive, Inc.	1,555	343,764
Guess?, Inc.	4,946	104,064
Haverty Furniture Cos., Inc.	1,878	70,876
Hibbett, Inc.	1,412	101,565
Kirkland's, Inc.(1)	1,068	3,460
Lazydays Holdings, Inc.(1)	1,068	13,083
LL Flooring Holdings, Inc.(1)	3,118	15,746
MarineMax, Inc.(1)	2,860	96,039
Monro, Inc.	3,928	198,128
National Vision Holdings, Inc.(1)	2,365	88,356
ODP Corp.(1)	6,481	293,460
Sally Beauty Holdings, Inc.(1)	13,562	218,213
Shoe Carnival, Inc.	2,136	56,284
Signet Jewelers Ltd.	4,579	327,948
Sonic Automotive, Inc., Class A	2,602	148,028
Sportsman's Warehouse Holdings, Inc.(1)	5,377	48,339
Tile Shop Holdings, Inc.(1)	4,394	23,991
Tilly's, Inc., Class A(1)	2,774	24,078
TravelCenters of America, Inc.(1)	1,792	151,155
Urban Outfitters, Inc.(1)	8,450	227,727
Victoria's Secret & Co.(1)	546	21,643
Zumiez, Inc.(1)	2,602	60,523
		4,285,641
Technology Hardware, Storage and Peripherals — 0.5%
Eastman Kodak Co.(1)	6,186	21,403
Immersion Corp.	2,774	21,221
Intevac, Inc.(1)	2,946	21,300
IonQ, Inc.(1)	21,305	100,986
Super Micro Computer, Inc.(1)	3,069	300,670
Turtle Beach Corp.(1)	1,706	13,801
Xerox Holdings Corp.	4,330	71,402
		550,783
Textiles, Apparel and Luxury Goods — 1.2%
Allbirds, Inc., Class A(1)	4,952	14,163
Carter's, Inc.	1,233	92,956
Delta Apparel, Inc.(1)	688	8,840
Ermenegildo Zegna NV	7,637	99,434
Fossil Group, Inc.(1)	5,670	24,551
G-III Apparel Group Ltd.(1)	5,376	89,322
Hanesbrands, Inc.	584	3,317
106

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Kontoor Brands, Inc.	7,317	$381,581
Lakeland Industries, Inc.	896	13,592
Movado Group, Inc.	2,222	76,926
Oxford Industries, Inc.	2,050	241,100
Rocky Brands, Inc.	688	18,315
Steven Madden Ltd.	7,082	257,077
Superior Group of Cos., Inc.	1,326	15,355
Unifi, Inc.(1)	1,792	18,547
Vera Bradley, Inc.(1)	2,946	15,614
Wolverine World Wide, Inc.	4	67
		1,370,757
Thrifts and Mortgage Finance — 2.0%
Axos Financial, Inc.(1)	8,290	392,863
Blue Foundry Bancorp(1)	3,245	39,719
Bridgewater Bancshares, Inc.(1)	2,602	38,275
Columbia Financial, Inc.(1)	5,551	117,126
Federal Agricultural Mortgage Corp., Class C	1,240	175,906
FS Bancorp, Inc.	818	29,391
Hingham Institution For Savings	174	49,538
Home Bancorp, Inc.	896	35,437
Kearny Financial Corp.	8,444	84,778
Merchants Bancorp	1,964	59,411
Mr. Cooper Group, Inc.(1)	1,475	68,484
New York Community Bancorp, Inc.	7,338	65,162
NMI Holdings, Inc., Class A(1)	10,236	238,908
Northfield Bancorp, Inc.	5,290	77,816
Ocwen Financial Corp.(1)	982	32,072
PennyMac Financial Services, Inc.	2,511	151,840
Provident Financial Services, Inc.	9,168	214,073
Southern Missouri Bancorp, Inc.	982	45,447
TrustCo Bank Corp. NY	2,222	83,236
Waterstone Financial, Inc.	2,688	43,277
WSFS Financial Corp.	5,787	288,829
		2,331,588
Trading Companies and Distributors — 2.1%
Alta Equipment Group, Inc.	2,516	47,326
BlueLinx Holdings, Inc.(1)	1,412	119,159
Boise Cascade Co.	2,953	204,082
Distribution Solutions Group, Inc.(1)	1	44
Global Industrial Co.	1,006	28,299
GMS, Inc.(1)	5,198	315,571
H&E Equipment Services, Inc.	4,136	229,548
McGrath RentCorp	2,946	302,967
MRC Global, Inc.(1)	203	2,274
NOW, Inc.(1)	16,380	210,483
Rush Enterprises, Inc., Class A	5,127	290,598
Rush Enterprises, Inc., Class B	989	59,320
Titan Machinery, Inc.(1)	2,860	130,959
Transcat, Inc.(1)	1,068	96,109
Veritiv Corp.	2,050	310,452
		2,347,191
107

Avantis U.S. Small Cap Equity ETF
	Shares	Value
Water Utilities — 0.2%
American States Water Co.	41	$3,661
Artesian Resources Corp., Class A	910	51,260
Consolidated Water Co. Ltd.	1,706	26,153
Middlesex Water Co.	1,590	121,635
Pure Cycle Corp.(1)	1,878	16,583
York Water Co.	1	44
		219,336
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	5,842	114,036
Spok Holdings, Inc.	1,964	19,620
Telephone & Data Systems, Inc.	12,838	162,914
United States Cellular Corp.(1)	1,884	45,461
		342,031
TOTAL COMMON STOCKS (Cost $107,735,781)		114,381,814
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $110,884)	110,884	110,884
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $107,846,665)		114,492,698
OTHER ASSETS AND LIABILITIES — 0.1%		70,885
TOTAL NET ASSETS — 100.0%		$114,563,583

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
108

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.9%
Aerospace and Defense — 0.1%
AAR Corp.(1)	5,769	$313,776
AerSale Corp.(1)	71,113	1,412,304
Moog, Inc., Class A	35,250	3,476,355
		5,202,435
Air Freight and Logistics — 1.2%
Air Transport Services Group, Inc.(1)	784,067	16,410,522
Atlas Air Worldwide Holdings, Inc.(1)	237,766	23,969,191
Hub Group, Inc., Class A(1)	304,077	27,892,983
		68,272,696
Airlines — 0.7%
Allegiant Travel Co.(1)	159,061	16,311,705
JetBlue Airways Corp.(1)	1,514,736	12,572,309
Mesa Air Group, Inc.(1)	22,440	67,993
SkyWest, Inc.(1)	473,403	9,027,795
Wheels Up Experience, Inc.(1)	11,015	12,227
		37,992,029
Auto Components — 1.4%
American Axle & Manufacturing Holdings, Inc.(1)	1,196,455	10,528,804
Dana, Inc.	814,384	12,899,843
Dorman Products, Inc.(1)	10,778	1,002,677
Goodyear Tire & Rubber Co.(1)	2,822,808	32,067,099
LCI Industries	146,212	16,494,176
Modine Manufacturing Co.(1)	7,360	179,658
Motorcar Parts of America, Inc.(1)	93,849	1,228,483
Patrick Industries, Inc.	101,523	7,395,950
		81,796,690
Automobiles — 1.3%
Harley-Davidson, Inc.	136,231	6,477,784
Thor Industries, Inc.	492,583	44,820,127
Winnebago Industries, Inc.	320,973	20,401,044
Workhorse Group, Inc.(1)(2)	360,182	741,975
		72,440,930
Banks — 15.7%
1st Source Corp.	56,391	2,809,400
ACNB Corp.(2)	39,966	1,480,341
Amalgamated Financial Corp.	154,518	3,638,899
Amerant Bancorp, Inc.	196,607	5,583,639
American National Bankshares, Inc.	10,260	345,249
Ameris Bancorp	436,810	20,910,095
Arrow Financial Corp.	96,163	2,931,048
Associated Banc-Corp.	962,229	22,275,601
Atlantic Union Bankshares Corp.	66,319	2,484,310
Banc of California, Inc.	314,648	5,522,072
Bancorp, Inc.(1)	375,629	12,993,007
Bank First Corp.(2)	15,153	1,235,424
Bank of Hawaii Corp.	268,150	20,073,709
Bank of Marin Bancorp	76,542	2,219,718
Bank OZK	163,076	7,506,388
109

Avantis U.S. Small Cap Value ETF
	Shares	Value
Bank7 Corp.	2,469	$72,490
BankFinancial Corp.	55,406	570,128
BankUnited, Inc.	548,710	19,435,308
Bankwell Financial Group, Inc.	34,674	1,046,461
Banner Corp.	208,851	13,153,436
Bar Harbor Bankshares	52,199	1,559,184
Baycom Corp.	32,424	665,665
BCB Bancorp, Inc.	117,268	2,034,600
Berkshire Hills Bancorp, Inc.	237,330	6,896,810
Brookline Bancorp, Inc.	511,438	6,628,236
Business First Bancshares, Inc.	116,072	2,418,940
Byline Bancorp, Inc.	170,740	4,208,741
Cadence Bank	420,324	11,163,805
Cambridge Bancorp	38,377	3,052,123
Camden National Corp.	81,684	3,361,297
Capital City Bank Group, Inc.	16,974	605,463
Capstar Financial Holdings, Inc.	94,225	1,630,093
Carter Bankshares, Inc.(1)	133,821	2,324,471
Cathay General Bancorp	502,991	21,588,374
CB Financial Services, Inc.	19,701	485,630
Central Pacific Financial Corp.	215,267	4,828,439
Central Valley Community Bancorp	63,410	1,617,589
Chemung Financial Corp.	4,363	219,372
City Holding Co.	53,173	5,221,589
Civista Bancshares, Inc.	57,771	1,232,255
CNB Financial Corp.	136,143	3,245,649
Coastal Financial Corp.(1)	25,719	1,186,932
Codorus Valley Bancorp, Inc.	42,124	1,061,525
Colony Bankcorp, Inc.	26,165	328,894
Columbia Banking System, Inc.	386,126	11,479,526
Community Trust Bancorp, Inc.	100,386	4,291,501
ConnectOne Bancorp, Inc.	253,636	6,150,673
CrossFirst Bankshares, Inc.(1)	233,557	3,304,832
Customers Bancorp, Inc.(1)	247,084	7,610,187
Dime Community Bancshares, Inc.	230,450	7,060,988
Eagle Bancorp, Inc.	221,481	9,703,083
Enterprise Bancorp, Inc.	7,530	266,487
Enterprise Financial Services Corp.	211,816	11,535,499
Equity Bancshares, Inc., Class A	89,133	2,679,338
Esquire Financial Holdings, Inc.	38,562	1,773,466
Evans Bancorp, Inc.	1,323	51,557
Farmers National Banc Corp.	197,082	2,808,419
FB Financial Corp.	98,595	3,716,046
Fidelity D&D Bancorp, Inc.	1,144	56,708
Financial Institutions, Inc.	117,512	2,933,100
First BanCorp	913,824	13,259,586
First Bancorp, Inc.	19,768	578,807
First Bancorp/Southern Pines NC	63,346	2,628,226
First Bancshares, Inc.	89,681	2,807,912
First Bank	3,785	51,590
First Busey Corp.	326,482	7,881,275
110

Avantis U.S. Small Cap Value ETF
	Shares	Value
First Business Financial Services, Inc.	55,633	$1,970,521
First Commonwealth Financial Corp.	522,669	8,367,931
First Community Bankshares, Inc.	28,508	890,020
First Financial Corp.	69,343	3,047,625
First Foundation, Inc.	268,596	4,047,742
First Guaranty Bancshares, Inc.	3,820	78,348
First Internet Bancorp	61,412	1,658,738
First Mid Bancshares, Inc.	117,311	3,635,468
First of Long Island Corp.	157,167	2,674,982
First United Corp.	34,807	679,433
First Western Financial, Inc.(1)	3,274	84,698
Five Star Bancorp	35,799	978,029
Flushing Financial Corp.	178,733	3,478,144
FNB Corp.	678,967	9,688,859
Franklin Financial Services Corp.	19,608	641,574
Fulton Financial Corp.	1,078,980	18,558,456
FVCBankcorp, Inc.(1)	23,542	318,994
Great Southern Bancorp, Inc.	80,329	4,674,345
Guaranty Bancshares, Inc.	4,801	149,839
Hancock Whitney Corp.	546,230	26,830,818
Hanmi Financial Corp.	247,049	5,835,297
HarborOne Bancorp, Inc.	230,572	3,151,919
Hawthorn Bancshares, Inc.	29,892	756,268
HBT Financial, Inc.	37,934	861,860
Heartland Financial USA, Inc.	230,580	11,399,875
Heritage Commerce Corp.	179,755	2,176,833
Hilltop Holdings, Inc.	327,770	10,872,131
HomeStreet, Inc.	151,862	3,831,478
HomeTrust Bancshares, Inc.	79,941	2,339,873
Hope Bancorp, Inc.	769,671	9,859,486
Horizon Bancorp, Inc.	221,407	3,369,815
Independent Bank Corp. (Michigan)	166,236	3,665,504
International Bancshares Corp.	392,589	19,052,344
Investar Holding Corp.	4,779	94,146
Lakeland Bancorp, Inc.	416,681	8,021,109
Lakeland Financial Corp.	81,421	5,831,372
Live Oak Bancshares, Inc.	190,768	6,592,942
Macatawa Bank Corp.	201,047	2,193,423
Malvern Bancorp, Inc.(1)	5,075	90,386
Mercantile Bank Corp.	111,903	3,870,725
Metrocity Bankshares, Inc.	81,175	1,637,300
Metropolitan Bank Holding Corp.(1)	59,661	3,329,680
Mid Penn Bancorp, Inc.	47,557	1,455,244
Midland States Bancorp, Inc.	166,821	4,344,019
MidWestOne Financial Group, Inc.	80,786	2,426,811
MVB Financial Corp.	73,892	2,016,513
National Bank Holdings Corp., Class A	53,124	2,150,991
NBT Bancorp, Inc.	265,311	10,768,973
Nicolet Bankshares, Inc.(1)	6,225	463,514
Northeast Bank	55,103	2,428,940
Northrim BanCorp, Inc.	43,093	2,262,813
111

Avantis U.S. Small Cap Value ETF
	Shares	Value
Northwest Bancshares, Inc.	25,269	$349,218
Norwood Financial Corp.	9,247	313,658
Oak Valley Bancorp	3,909	106,911
OceanFirst Financial Corp.	307,753	7,299,901
OFG Bancorp	363,170	11,047,631
Old Second Bancorp, Inc.	294,420	4,881,484
Origin Bancorp, Inc.	133,122	5,046,655
Orrstown Financial Services, Inc.	58,467	1,344,741
Pacific Premier Bancorp, Inc.	565,996	18,349,590
PacWest Bancorp	821,589	22,799,095
Park National Corp.	39,107	4,996,701
Parke Bancorp, Inc.	56,871	1,160,737
Pathward Financial, Inc.	193,019	9,845,899
PCB Bancorp	77,994	1,424,170
Peapack-Gladstone Financial Corp.	120,034	4,459,263
Peoples Bancorp, Inc.	159,718	4,968,827
Popular, Inc.	133,495	9,531,543
Preferred Bank	69,014	4,858,586
Premier Financial Corp.	200,142	4,967,524
Primis Financial Corp.	97,223	1,138,481
QCR Holdings, Inc.	114,719	6,136,319
RBB Bancorp	117,679	2,325,337
Red River Bancshares, Inc.	2,518	127,436
Republic Bancorp, Inc., Class A	66,620	2,964,590
Republic First Bancorp, Inc.(1)	97,424	194,848
Riverview Bancorp, Inc.	119,597	835,983
S&T Bancorp, Inc.	21,515	801,649
Sandy Spring Bancorp, Inc.	280,295	9,235,720
ServisFirst Bancshares, Inc.	61,721	4,564,268
Shore Bancshares, Inc.	88,024	1,501,689
Sierra Bancorp	83,203	1,681,533
Silvergate Capital Corp., Class A(1)(2)	20,031	278,631
Simmons First National Corp., Class A	129,596	2,880,919
SmartFinancial, Inc.	88,937	2,427,980
South Plains Financial, Inc.	55,840	1,468,034
Southern First Bancshares, Inc.(1)	53,586	2,156,837
Southside Bancshares, Inc.	60,410	2,307,058
SouthState Corp.	14,357	1,158,323
Stellar Bancorp, Inc.	18,981	555,194
Stock Yards Bancorp, Inc.	425	24,875
Summit Financial Group, Inc.	64,211	1,635,454
Synovus Financial Corp.	103,296	4,318,806
Texas Capital Bancshares, Inc.(1)	309,206	20,478,713
Third Coast Bancshares, Inc.(1)	26,159	482,634
Tompkins Financial Corp.	65,181	4,874,887
Towne Bank	416,424	12,630,140
TriCo Bancshares	74,856	3,780,977
Triumph Financial, Inc.(1)	161,924	9,853,075
Trustmark Corp.	214,476	6,305,594
UMB Financial Corp.	259,568	23,532,435
Umpqua Holdings Corp.	1,506,553	26,605,726
112

Avantis U.S. Small Cap Value ETF
	Shares	Value
United Community Banks, Inc.	162,250	$5,372,097
United Security Bancshares	83,262	641,117
Unity Bancorp, Inc.	45,483	1,201,206
Univest Financial Corp.	164,937	4,651,223
Valley National Bancorp	413,397	4,787,137
Veritex Holdings, Inc.	159,270	4,246,138
Washington Federal, Inc.	457,079	16,029,761
Washington Trust Bancorp, Inc.	113,067	4,748,814
West BanCorp, Inc.	93,642	1,972,101
Wintrust Financial Corp.	154,511	14,235,098
		900,988,324
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	27,562	15,347,900
Biotechnology — 1.2%
Alector, Inc.(1)	229,163	1,957,052
Catalyst Pharmaceuticals, Inc.(1)	705,663	10,768,417
Cullinan Oncology, Inc.(1)	268,750	3,034,187
Dynavax Technologies Corp.(1)	97,849	1,007,845
Eagle Pharmaceuticals, Inc.(1)	43,527	1,218,756
Emergent BioSolutions, Inc.(1)	324,704	4,019,836
Ironwood Pharmaceuticals, Inc.(1)	1,007,299	11,352,260
iTeos Therapeutics, Inc.(1)	128,422	2,274,354
Organogenesis Holdings, Inc.(1)	294,295	721,023
REGENXBIO, Inc.(1)	383,590	8,534,877
Vir Biotechnology, Inc.(1)	1,097,950	25,033,260
XOMA Corp.(1)	24,823	528,233
		70,450,100
Building Products — 0.7%
Apogee Enterprises, Inc.	114,817	5,254,026
Insteel Industries, Inc.	101,224	3,011,414
Masonite International Corp.(1)	220,798	19,606,863
Quanex Building Products Corp.	257,432	6,680,360
UFP Industries, Inc.	88,676	7,584,458
		42,137,121
Capital Markets — 1.8%
Artisan Partners Asset Management, Inc., Class A	88,971	2,933,374
Cowen, Inc., Class A(2)	137,831	5,374,031
Diamond Hill Investment Group, Inc.	20,667	3,608,458
Evercore, Inc., Class A	189,720	24,887,470
Janus Henderson Group PLC	284,222	7,804,736
Moelis & Co., Class A	121,937	5,222,562
Open Lending Corp., Class A(1)	147,755	1,046,105
Oppenheimer Holdings, Inc., Class A	50,803	2,239,904
Piper Sandler Cos.	120,927	18,258,768
Stifel Financial Corp.	102,799	6,870,057
StoneX Group, Inc.(1)	130,511	13,159,424
Virtus Investment Partners, Inc.	42,466	8,936,120
		100,341,009
Chemicals — 2.4%
AdvanSix, Inc.	310,189	12,764,277
AgroFresh Solutions, Inc.(1)	157,123	468,227
113

Avantis U.S. Small Cap Value ETF
	Shares	Value
American Vanguard Corp.	239,811	$5,004,856
Cabot Corp.	368,033	29,269,665
Chemours Co.	1,018,886	34,825,523
Core Molding Technologies, Inc.(1)	7,951	133,656
FutureFuel Corp.	193,791	1,695,671
Hawkins, Inc.	51,139	2,079,823
Intrepid Potash, Inc.(1)	89,558	2,836,302
Kronos Worldwide, Inc.	186,262	2,102,898
LSB Industries, Inc.(1)	513,692	6,981,074
Orion Engineered Carbons SA	228,191	5,818,871
Rayonier Advanced Materials, Inc.(1)	581,661	4,769,620
Stepan Co.	84,218	8,766,252
Tronox Holdings PLC, Class A	1,264,973	19,733,579
Valhi, Inc.	12,538	297,025
		137,547,319
Commercial Services and Supplies — 0.3%
Civeo Corp.(1)	88,215	2,497,367
Ennis, Inc.	146,879	3,194,618
Heritage-Crystal Clean, Inc.(1)	169,835	6,110,663
Interface, Inc.	358,883	3,165,348
Kimball International, Inc., Class B	21,825	150,811
Quad/Graphics, Inc.(1)	219,640	1,074,040
		16,192,847
Communications Equipment — 0.4%
Aviat Networks, Inc.(1)	1,976	70,207
ViaSat, Inc.(1)	712,185	22,618,996
		22,689,203
Construction and Engineering — 0.7%
Ameresco, Inc., Class A(1)	188,663	8,291,739
Granite Construction, Inc.	27,351	1,181,563
Great Lakes Dredge & Dock Corp.(1)	155,408	891,265
Limbach Holdings, Inc.(1)	32,650	461,997
MYR Group, Inc.(1)	158,755	19,147,441
Northwest Pipe Co.(1)	54,692	2,105,642
Primoris Services Corp.	7,196	197,890
Sterling Infrastructure, Inc.(1)	158,950	6,113,217
Tutor Perini Corp.(1)	343,433	2,785,242
		41,175,996
Construction Materials — 0.1%
Eagle Materials, Inc.	41,059	5,761,399
United States Lime & Minerals, Inc.	8,007	1,291,529
		7,052,928
Consumer Finance — 2.2%
Atlanticus Holdings Corp.(1)	20,478	656,320
Bread Financial Holdings, Inc.	397,506	16,325,571
Consumer Portfolio Services, Inc.(1)	61,948	685,145
Encore Capital Group, Inc.(1)(2)	160,749	8,307,508
Green Dot Corp., Class A(1)	306,859	5,808,841
LendingClub Corp.(1)	385,366	3,622,440
Medallion Financial Corp.(2)	12,078	102,059
Navient Corp.	784,846	14,166,470
114

Avantis U.S. Small Cap Value ETF
	Shares	Value
Nelnet, Inc., Class A	100,545	$9,438,159
OneMain Holdings, Inc.	537,039	23,141,011
Oportun Financial Corp.(1)	82,045	495,552
PRA Group, Inc.(1)	159,626	6,793,683
PROG Holdings, Inc.(1)	331,913	8,204,889
Regional Management Corp.	63,487	2,001,110
SLM Corp.	1,841,528	26,481,173
World Acceptance Corp.(1)	2,674	249,645
		126,479,576
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.(1)	343,238	13,427,471
American Public Education, Inc.(1)	116,246	1,283,356
Grand Canyon Education, Inc.(1)	152,786	17,309,126
Lincoln Educational Services Corp.(1)	47,413	277,366
Perdoceo Education Corp.(1)	730,790	10,073,940
Stride, Inc.(1)	95,268	4,046,032
Universal Technical Institute, Inc.(1)	281,721	2,045,294
		48,462,585
Diversified Financial Services — 0.5%
Alerus Financial Corp.	90,051	1,801,020
A-Mark Precious Metals, Inc.	57,175	1,675,799
Jackson Financial, Inc., Class A	571,392	25,929,769
		29,406,588
Diversified Telecommunication Services — 0.7%
ATN International, Inc.	113,586	4,776,291
EchoStar Corp., Class A(1)	323,793	6,462,908
Iridium Communications, Inc.	444,942	27,306,091
		38,545,290
Electrical Equipment — 1.6%
Atkore, Inc.(1)	328,373	47,949,025
Encore Wire Corp.	231,092	44,603,067
GrafTech International Ltd.	23,096	130,492
LSI Industries, Inc.	5,828	84,623
Powell Industries, Inc.	23,019	1,020,893
		93,788,100
Electronic Equipment, Instruments and Components — 1.6%
Bel Fuse, Inc., Class B	92,979	3,302,614
Benchmark Electronics, Inc.	28,802	685,200
CTS Corp.	28,134	1,218,484
Daktronics, Inc.(1)	9,547	38,761
Kimball Electronics, Inc.(1)	35,318	883,303
Methode Electronics, Inc.	40,117	1,954,901
Plexus Corp.(1)	7,664	734,901
Sanmina Corp.(1)	692,787	41,885,902
TTM Technologies, Inc.(1)	535,955	7,122,842
Vishay Intertechnology, Inc.	1,436,739	30,501,969
Vishay Precision Group, Inc.(1)	93,290	4,067,444
		92,396,321
Energy Equipment and Services — 3.8%
Archrock, Inc.	1,531,679	16,955,686
Bristow Group, Inc.(1)	198,554	5,408,611
115

Avantis U.S. Small Cap Value ETF
	Shares	Value
ChampionX Corp.	355,822	$10,877,479
Diamond Offshore Drilling, Inc.(1)	289,579	3,440,198
Dril-Quip, Inc.(1)	257,466	8,818,210
Helix Energy Solutions Group, Inc.(1)	1,150,440	9,525,643
Helmerich & Payne, Inc.	95,648	4,024,868
Liberty Energy, Inc., Class A	1,495,658	22,808,784
Nabors Industries Ltd.(1)	80,163	12,049,301
National Energy Services Reunited Corp.(1)	315,372	2,037,303
Natural Gas Services Group, Inc.(1)	16,330	179,630
Newpark Resources, Inc.(1)	189,099	837,709
NexTier Oilfield Solutions, Inc.(1)	1,405,490	12,832,124
Oceaneering International, Inc.(1)	822,047	17,172,562
Oil States International, Inc.(1)	37,087	338,604
Patterson-UTI Energy, Inc.	644,786	8,833,568
ProPetro Holding Corp.(1)	898,317	7,914,173
TechnipFMC PLC(1)	1,775,322	27,144,673
TETRA Technologies, Inc.(1)	32,453	115,533
Transocean Ltd.(1)	4,608,509	32,213,478
US Silica Holdings, Inc.(1)	686,313	8,331,840
Weatherford International PLC(1)	116,174	7,739,512
		219,599,489
Entertainment — 0.2%
Gaia, Inc.(1)	771	2,521
Madison Square Garden Entertainment Corp.(1)	102,046	6,176,844
Marcus Corp.(2)	178,173	2,866,804
		9,046,169
Food and Staples Retailing — 1.4%
Ingles Markets, Inc., Class A	173,797	15,537,452
Natural Grocers by Vitamin Cottage, Inc.	104,012	1,142,052
PriceSmart, Inc.	94,229	6,569,646
Sprouts Farmers Market, Inc.(1)	822,783	24,922,097
United Natural Foods, Inc.(1)	469,044	19,104,162
Village Super Market, Inc., Class A	73,814	1,648,266
Weis Markets, Inc.	165,566	12,655,865
		81,579,540
Food Products — 0.5%
Cal-Maine Foods, Inc.	265,700	15,091,760
Flowers Foods, Inc.	39,662	1,105,777
Fresh Del Monte Produce, Inc.	170,540	5,334,491
Hostess Brands, Inc.(1)	13,564	335,031
John B Sanfilippo & Son, Inc.	9,813	880,913
Pilgrim's Pride Corp.(1)	106,250	2,485,187
Seaboard Corp.	154	608,297
		25,841,456
Health Care Equipment and Supplies — 0.5%
Bioventus, Inc., Class A(1)(2)	17,607	37,503
Co-Diagnostics, Inc.(1)(2)	196,441	567,714
Enovis Corp.(1)	198,821	11,456,066
FONAR Corp.(1)	29,522	495,970
QuidelOrtho Corp.(1)	176,684	15,360,907
Retractable Technologies, Inc.(1)	6,054	11,745
116

Avantis U.S. Small Cap Value ETF
	Shares	Value
Sensus Healthcare, Inc.(1)	5,976	$41,055
Tactile Systems Technology, Inc.(1)	37,223	537,872
Zimvie, Inc.(1)	29,934	340,649
		28,849,481
Health Care Providers and Services — 0.2%
Cross Country Healthcare, Inc.(1)	103,092	2,726,783
Ensign Group, Inc.	3,435	307,364
Fulgent Genetics, Inc.(1)	223,258	7,320,630
Patterson Cos., Inc.	49,170	1,303,988
		11,658,765
Hotels, Restaurants and Leisure — 1.3%
BJ's Restaurants, Inc.(1)	184,963	5,918,816
Canterbury Park Holding Corp.	249	6,554
Carrols Restaurant Group, Inc.(1)	90,871	189,012
Century Casinos, Inc.(1)	41,517	384,447
Cheesecake Factory, Inc.(2)	418,475	15,667,704
Chuy's Holdings, Inc.(1)	175,737	6,282,598
Cracker Barrel Old Country Store, Inc.	125,861	13,713,815
Full House Resorts, Inc.(1)	159,698	1,545,877
Golden Entertainment, Inc.(1)	348	14,306
Hilton Grand Vacations, Inc.(1)	90,634	4,326,867
Monarch Casino & Resort, Inc.	137,426	10,117,302
ONE Group Hospitality, Inc.(1)	100,856	857,276
Playa Hotels & Resorts NV(1)	1,046,474	9,334,548
RCI Hospitality Holdings, Inc.	34,029	2,850,609
Red Robin Gourmet Burgers, Inc.(1)	103,457	880,419
Target Hospitality Corp.(1)	7,152	106,064
		72,196,214
Household Durables — 3.1%
Bassett Furniture Industries, Inc.	66,289	1,229,661
Beazer Homes USA, Inc.(1)	108,999	1,625,175
Cavco Industries, Inc.(1)	40,967	11,675,595
Century Communities, Inc.	46,028	2,752,935
Ethan Allen Interiors, Inc.	261,754	7,734,831
GoPro, Inc., Class A(1)	1,132,967	5,880,099
Green Brick Partners, Inc.(1)	208,393	6,501,861
Hamilton Beach Brands Holding Co., Class A	724	9,412
Hooker Furnishings Corp.	56,035	1,231,929
Hovnanian Enterprises, Inc., Class A(1)	39,312	2,677,540
KB Home	171,699	6,055,824
La-Z-Boy, Inc.	237,953	7,704,918
Legacy Housing Corp.(1)	70,763	1,412,429
M/I Homes, Inc.(1)	161,233	9,325,717
MDC Holdings, Inc.	118,169	4,372,253
Meritage Homes Corp.	180,790	19,747,692
Skyline Champion Corp.(1)	300,519	20,558,505
Taylor Morrison Home Corp.(1)	1,249,301	44,762,455
Tri Pointe Homes, Inc.(1)	938,247	22,367,808
Universal Electronics, Inc.(1)	90,039	1,145,296
VOXX International Corp.(1)	52,546	600,601
		179,372,536
117

Avantis U.S. Small Cap Value ETF
	Shares	Value
Independent Power and Renewable Electricity Producers†
Ormat Technologies, Inc.(2)	30,429	$2,571,859
Insurance — 3.9%
Ambac Financial Group, Inc.(1)	175,860	2,910,483
AMERISAFE, Inc.	32,324	1,762,951
Argo Group International Holdings Ltd.	225,643	6,554,929
Assured Guaranty Ltd.	350,067	21,847,682
Axis Capital Holdings Ltd.	439,236	26,670,410
Brighthouse Financial, Inc.(1)	503,537	29,119,545
CNO Financial Group, Inc.	916,062	23,469,509
Crawford & Co., Class A	30,625	169,050
Donegal Group, Inc., Class A	12,620	193,969
Employers Holdings, Inc.	174,276	7,739,597
Genworth Financial, Inc., Class A(1)	3,529,771	21,990,473
Greenlight Capital Re Ltd., A Shares(1)	16,758	153,838
Hanover Insurance Group, Inc.	33,493	4,671,604
Horace Mann Educators Corp.	129,640	4,791,494
Investors Title Co.	1,422	232,284
National Western Life Group, Inc., Class A	10,611	2,862,742
Oscar Health, Inc., Class A(1)(2)	429,276	2,378,189
Primerica, Inc.	15,137	2,905,396
ProAssurance Corp.	222,196	4,419,478
Safety Insurance Group, Inc.	72,596	5,857,771
Selective Insurance Group, Inc.	200,386	20,345,191
SiriusPoint Ltd.(1)	471,394	3,346,897
Stewart Information Services Corp.	118,350	5,028,692
United Fire Group, Inc.	131,527	3,753,781
Unum Group	269,173	11,991,657
White Mountains Insurance Group Ltd.	5,106	7,370,868
		222,538,480
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	685,752	13,166,438
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)(2)	65,910	396,119
Lands' End, Inc.(1)	16,664	126,646
		522,765
IT Services — 0.3%
Cass Information Systems, Inc.	99,591	4,815,225
IBEX Holdings Ltd.(1)	32,937	920,589
International Money Express, Inc.(1)	66,646	1,702,805
Kyndryl Holdings, Inc.(1)	574,669	9,016,557
		16,455,176
Leisure Products — 0.9%
Acushnet Holdings Corp.	22,092	1,066,160
American Outdoor Brands, Inc.(1)	18,199	167,977
JAKKS Pacific, Inc.(1)	56,956	1,101,529
Malibu Boats, Inc., Class A(1)	198,421	11,857,639
MasterCraft Boat Holdings, Inc.(1)	156,118	5,272,105
Smith & Wesson Brands, Inc.	481,768	5,270,542
Sturm Ruger & Co., Inc.	172,387	10,044,990
118

Avantis U.S. Small Cap Value ETF
	Shares	Value
Vista Outdoor, Inc.(1)	554,623	$15,840,033
		50,620,975
Life Sciences Tools and Services — 0.2%
AbCellera Biologics, Inc.(1)(2)	1,072,629	9,010,084
OmniAb, Inc.(1)	127,917	533,414
OmniAb, Inc.(1)	21,075	58,363
OmniAb, Inc.(1)	21,075	56,129
		9,657,990
Machinery — 1.6%
Albany International Corp., Class A	126,182	12,734,288
Commercial Vehicle Group, Inc.(1)	123,666	976,961
Hurco Cos., Inc.	471	13,815
Hyster-Yale Materials Handling, Inc.	5,407	210,386
Kennametal, Inc.	778,046	22,042,043
Mayville Engineering Co., Inc.(1)	53,623	869,765
Miller Industries, Inc.	23,275	647,278
Mueller Industries, Inc.	616,728	45,619,370
REV Group, Inc.	231,044	2,700,904
Terex Corp.	19,466	1,152,582
Titan International, Inc.(1)	412,062	5,113,689
Wabash National Corp.	87,869	2,407,611
		94,488,692
Marine — 1.4%
Costamare, Inc.	491,359	5,159,269
Eagle Bulk Shipping, Inc.(2)	127,447	8,318,466
Genco Shipping & Trading Ltd.	476,808	9,083,192
Kirby Corp.(1)	316,477	22,954,077
Matson, Inc.	446,545	29,699,708
Pangaea Logistics Solutions Ltd.	247,772	1,645,206
Safe Bulkers, Inc.(2)	671,506	2,518,148
		79,378,066
Media — 0.4%
AMC Networks, Inc., Class A(1)	111,319	2,489,093
Cable One, Inc.	1,359	938,539
Cumulus Media, Inc., Class A(1)	131,334	711,830
Entravision Communications Corp., Class A	580,337	3,807,011
Gambling.com Group Ltd.(1)	1,804	17,643
PubMatic, Inc., Class A(1)	192,750	2,925,945
Scholastic Corp.	271,100	12,364,871
WideOpenWest, Inc.(1)	97,355	1,064,090
		24,319,022
Metals and Mining — 2.8%
Alpha Metallurgical Resources, Inc.	181,306	30,412,268
Carpenter Technology Corp.	66,759	3,226,462
Coeur Mining, Inc.(1)	881,105	2,749,048
Commercial Metals Co.	586,518	30,352,307
Gold Resource Corp.	303,725	277,726
Hecla Mining Co.	2,841,146	14,631,902
Kaiser Aluminum Corp.	75,045	5,952,569
Olympic Steel, Inc.	74,677	3,920,543
Ramaco Resources, Inc.	225,016	2,238,909
119

Avantis U.S. Small Cap Value ETF
	Shares	Value
Ryerson Holding Corp.	246,856	$8,869,536
Schnitzer Steel Industries, Inc., Class A	255,888	8,364,979
SunCoke Energy, Inc.	1,046,397	9,951,236
TimkenSteel Corp.(1)	524,585	9,594,660
Tredegar Corp.	178,168	2,070,312
United States Steel Corp.	5,370	164,483
Warrior Met Coal, Inc.	672,846	25,749,816
		158,526,756
Multiline Retail — 1.1%
Big Lots, Inc.	1,554	22,300
Dillard's, Inc., Class A	27,001	9,623,426
Kohl's Corp.	909,632	25,506,081
Macy's, Inc.	1,282,686	26,243,756
		61,395,563
Oil, Gas and Consumable Fuels — 12.0%
Adams Resources & Energy, Inc.	2,163	125,865
Antero Midstream Corp.	1,558,074	16,422,100
Arch Resources, Inc.	190,672	30,002,239
Berry Corp.	706,783	6,664,964
California Resources Corp.	636,980	26,880,556
Callon Petroleum Co.(1)	652,386	25,286,481
Chord Energy Corp.	157,738	21,234,690
Civitas Resources, Inc.	292,036	20,492,166
CNX Resources Corp.(1)	1,510,803	23,190,826
Comstock Resources, Inc.(2)	999,264	12,131,065
CONSOL Energy, Inc.	310,684	17,003,735
Crescent Energy Co., Class A(2)	230,812	2,663,571
CVR Energy, Inc.	268,119	8,507,416
Delek US Holdings, Inc.	542,199	13,647,149
Denbury, Inc.(1)	416,556	34,728,274
DHT Holdings, Inc.	564,856	6,535,384
Dorian LPG Ltd.	345,760	7,589,432
Earthstone Energy, Inc., Class A(1)	662,261	9,238,541
EnLink Midstream LLC(1)	1,119,550	12,606,133
Epsilon Energy Ltd.	64,013	368,075
Equitrans Midstream Corp.	3,014,638	18,178,267
Evolution Petroleum Corp.	256,896	1,672,393
Hallador Energy Co.(1)	206,192	1,573,245
HF Sinclair Corp.	44,981	2,236,455
HighPeak Energy, Inc.(2)	86,972	2,326,501
International Seaways, Inc.	4,795	246,655
Kimbell Royalty Partners LP	474,232	7,317,400
Kosmos Energy Ltd.(1)	4,225,955	33,258,266
Magnolia Oil & Gas Corp., Class A	779,404	17,029,977
Matador Resources Co.	378,216	20,344,239
Murphy Oil Corp.	594,069	23,180,572
NACCO Industries, Inc., Class A	36,333	1,358,491
Northern Oil & Gas, Inc.	496,853	15,422,317
Overseas Shipholding Group, Inc., Class A(1)	526,020	1,946,274
Par Pacific Holdings, Inc.(1)	410,831	11,412,885
PBF Energy, Inc., Class A	713,465	31,185,555
120

Avantis U.S. Small Cap Value ETF
	Shares	Value
PDC Energy, Inc.	291,674	$19,574,242
Peabody Energy Corp.(1)	1,333,671	36,409,218
Permian Resources Corp.	1,344,319	14,532,088
PHX Minerals, Inc.	46,331	132,970
Plains GP Holdings LP, Class A(2)	1,600,639	22,264,889
PrimeEnergy Resources Corp.(1)	366	33,123
Range Resources Corp.	358,894	9,668,604
Ranger Oil Corp., Class A	189,405	7,860,308
REX American Resources Corp.(1)	116,674	3,851,409
Riley Exploration Permian, Inc.	28,870	883,422
Ring Energy, Inc.(1)(2)	785,371	1,649,279
SandRidge Energy, Inc.(1)	335,677	4,897,527
SFL Corp. Ltd.	1,093,198	11,281,803
SilverBow Resources, Inc.(1)	146,677	3,611,188
Sitio Royalties Corp., Class A	384,699	9,044,274
SM Energy Co.	1,051,532	31,030,709
Talos Energy, Inc.(1)	821,533	14,631,503
Teekay Corp.(1)	128,518	801,952
VAALCO Energy, Inc.(2)	637,173	2,988,341
Vital Energy, Inc.(1)	160,189	8,232,113
		687,387,116
Paper and Forest Products — 0.9%
Clearwater Paper Corp.(1)	201,921	7,792,131
Louisiana-Pacific Corp.	669,725	39,185,610
Mercer International, Inc.	492,831	5,312,718
Sylvamo Corp.	41,344	2,039,500
		54,329,959
Personal Products — 0.4%
Lifevantage Corp.	58,539	227,131
Nature's Sunshine Products, Inc.(1)	16,471	178,546
Nu Skin Enterprises, Inc., Class A	474,151	18,890,176
Olaplex Holdings, Inc.(1)	14,350	70,602
USANA Health Sciences, Inc.(1)	91,602	5,567,569
		24,934,024
Pharmaceuticals — 0.8%
Amphastar Pharmaceuticals, Inc.(1)	64,281	2,047,993
Arvinas, Inc.(1)	359,032	11,004,331
Assertio Holdings, Inc.(1)(2)	530,023	2,931,027
Corcept Therapeutics, Inc.(1)	10,963	228,359
Innoviva, Inc.(1)	713,932	8,617,159
Ligand Pharmaceuticals, Inc.(1)	52,123	3,760,153
Prestige Consumer Healthcare, Inc.(1)	211,742	12,757,456
ProPhase Labs, Inc.(2)	73,008	533,688
SIGA Technologies, Inc.	346,831	2,375,792
Supernus Pharmaceuticals, Inc.(1)	7,550	283,805
		44,539,763
Professional Services — 0.9%
Barrett Business Services, Inc.	5,918	568,010
CBIZ, Inc.(1)	80,589	4,036,703
CRA International, Inc.	6,829	850,006
Heidrick & Struggles International, Inc.	187,045	6,421,255
121

Avantis U.S. Small Cap Value ETF
	Shares	Value
Kelly Services, Inc., Class A	221,204	$3,700,743
Kforce, Inc.	92,270	5,765,952
Korn Ferry	428,639	23,956,634
TrueBlue, Inc.(1)	314,775	5,886,292
		51,185,595
Real Estate Management and Development — 1.0%
Douglas Elliman, Inc.	477,980	2,017,076
Five Point Holdings LLC, Class A(1)	19,374	42,429
Forestar Group, Inc.(1)	166,533	2,376,426
Howard Hughes Corp.(1)	257,606	21,412,211
Kennedy-Wilson Holdings, Inc.	966,352	16,147,742
Marcus & Millichap, Inc.	268,752	9,237,006
RE/MAX Holdings, Inc., Class A	184,354	3,408,705
		54,641,595
Road and Rail — 2.9%
ArcBest Corp.	260,746	25,083,765
Covenant Logistics Group, Inc.	105,324	3,649,477
Heartland Express, Inc.	354,331	5,715,359
Landstar System, Inc.	3,241	585,940
Marten Transport Ltd.	624,735	13,787,902
PAM Transportation Services, Inc.(1)	56,327	1,633,483
Ryder System, Inc.	575,199	56,317,734
Saia, Inc.(1)	75,959	20,575,014
Schneider National, Inc., Class B	409,284	11,484,509
Universal Logistics Holdings, Inc.	64,152	1,905,314
US Xpress Enterprises, Inc., Class A(1)	110,978	174,236
Werner Enterprises, Inc.	595,364	27,654,658
		168,567,391
Semiconductors and Semiconductor Equipment — 2.3%
Alpha & Omega Semiconductor Ltd.(1)	238,222	6,362,910
Amkor Technology, Inc.	663,502	17,091,812
Axcelis Technologies, Inc.(1)	100,307	12,893,462
Cirrus Logic, Inc.(1)	18,059	1,855,562
Cohu, Inc.(1)	13,302	494,834
Diodes, Inc.(1)	414,096	37,968,462
Kulicke & Soffa Industries, Inc.	585,505	31,207,417
Photronics, Inc.(1)	685,183	12,072,924
SMART Global Holdings, Inc.(1)	151,947	2,537,515
Ultra Clean Holdings, Inc.(1)	316,063	10,069,767
		132,554,665
Software — 0.5%
Adeia, Inc.	414,278	4,084,781
Cleanspark, Inc.(1)(2)	224,762	620,343
CoreCard Corp.(1)	18,945	630,300
InterDigital, Inc.	161,627	11,797,155
Marathon Digital Holdings, Inc.(1)(2)	1,114,828	7,915,279
Xperi, Inc.(1)	174,373	2,038,420
		27,086,278
Specialty Retail — 6.5%
Aaron's Co., Inc.	309,719	4,444,468
Abercrombie & Fitch Co., Class A(1)	291,945	8,586,102
122

Avantis U.S. Small Cap Value ETF
	Shares	Value
Academy Sports & Outdoors, Inc.	534,042	$31,588,584
American Eagle Outfitters, Inc.	781,613	11,231,779
Asbury Automotive Group, Inc.(1)	18,580	4,219,518
AutoNation, Inc.(1)	175,612	23,972,794
Barnes & Noble Education, Inc.(1)	29,700	61,182
Big 5 Sporting Goods Corp.	151,570	1,338,363
Buckle, Inc.	316,425	12,906,976
Build-A-Bear Workshop, Inc.(1)	130,499	2,733,954
Caleres, Inc.	228,789	5,973,681
Cato Corp., Class A	109,262	1,010,674
Chico's FAS, Inc.(1)	1,221,865	7,025,724
Children's Place, Inc.(1)	116,232	4,866,634
Citi Trends, Inc.(1)	43,469	1,218,871
Conn's, Inc.(1)	119,716	1,025,966
Container Store Group, Inc.(1)	262,478	1,141,779
Designer Brands, Inc., Class A	558,107	5,463,868
Destination XL Group, Inc.(1)	493,873	2,953,361
Foot Locker, Inc.	1,093,662	47,814,903
Gap, Inc.(2)	571,039	7,429,217
Genesco, Inc.(1)	96,129	4,322,921
Group 1 Automotive, Inc.	78,611	17,378,534
Guess?, Inc.	323,452	6,805,430
Haverty Furniture Cos., Inc.	153,981	5,811,243
Hibbett, Inc.	146,629	10,547,024
MarineMax, Inc.(1)	191,136	6,418,347
Murphy USA, Inc.	81,749	20,853,352
ODP Corp.(1)	452,353	20,482,544
Shoe Carnival, Inc.	133,920	3,528,792
Signet Jewelers Ltd.	444,644	31,845,403
Sonic Automotive, Inc., Class A	188,630	10,731,161
Sportsman's Warehouse Holdings, Inc.(1)	122,652	1,102,641
Tile Shop Holdings, Inc.(1)	10,879	59,399
Tilly's, Inc., Class A(1)	195,905	1,700,455
TravelCenters of America, Inc.(1)	157,827	13,312,707
Upbound Group, Inc.	441,850	11,863,673
Urban Outfitters, Inc.(1)	633,836	17,081,880
Zumiez, Inc.(1)	169,347	3,939,011
		374,792,915
Technology Hardware, Storage and Peripherals†
Immersion Corp.	285,525	2,184,266
Textiles, Apparel and Luxury Goods — 1.6%
Culp, Inc.(1)	18,579	102,928
G-III Apparel Group Ltd.(1)	169,327	2,813,368
Lakeland Industries, Inc.	31,915	484,150
Movado Group, Inc.	157,168	5,441,156
Oxford Industries, Inc.	160,580	18,885,814
PVH Corp.	457,716	36,727,132
Under Armour, Inc., Class A(1)	1,467,338	14,570,666
Under Armour, Inc., Class C(1)	1,321,057	11,625,302
Unifi, Inc.(1)	30,711	317,859
Vera Bradley, Inc.(1)	77,813	412,409
		91,380,784
123

Avantis U.S. Small Cap Value ETF
	Shares	Value
Thrifts and Mortgage Finance — 4.7%
Axos Financial, Inc.(1)	407,565	$19,314,505
Bridgewater Bancshares, Inc.(1)	155,424	2,286,287
Enact Holdings, Inc.	174,892	4,241,131
Essent Group Ltd.	775,482	33,306,952
Federal Agricultural Mortgage Corp., Class C	57,420	8,145,601
FS Bancorp, Inc.	48,617	1,746,809
Greene County Bancorp, Inc.	2,454	138,160
Hingham Institution For Savings	5,807	1,653,253
Home Bancorp, Inc.	33,249	1,314,998
Kearny Financial Corp.	293,863	2,950,384
Luther Burbank Corp.	74,720	868,994
Merchants Bancorp	132,923	4,020,921
MGIC Investment Corp.	2,328,843	32,044,880
Mr. Cooper Group, Inc.(1)	534,958	24,838,100
New York Community Bancorp, Inc.	3,423,037	30,396,569
NMI Holdings, Inc., Class A(1)	647,631	15,115,707
Northfield Bancorp, Inc.	258,031	3,795,636
Ocwen Financial Corp.(1)	33,590	1,097,049
OP Bancorp	69,617	784,584
PennyMac Financial Services, Inc.	213,756	12,925,825
Ponce Financial Group, Inc.(1)	879	8,052
Provident Bancorp, Inc.	20,717	189,975
Provident Financial Services, Inc.	457,135	10,674,102
Radian Group, Inc.	1,233,518	26,335,609
Southern Missouri Bancorp, Inc.	55,647	2,575,343
Sterling Bancorp, Inc.(1)	27,983	173,495
Territorial Bancorp, Inc.	37,690	866,116
Timberland Bancorp, Inc.	6,104	206,193
TrustCo Bank Corp. NY	141,736	5,309,431
Walker & Dunlop, Inc.	172,613	15,057,032
Waterstone Financial, Inc.	139,341	2,243,390
WSFS Financial Corp.	136,611	6,818,255
		271,443,338
Trading Companies and Distributors — 5.6%
Air Lease Corp.	1,106,635	47,895,163
Alta Equipment Group, Inc.	5,345	100,539
BlueLinx Holdings, Inc.(1)	109,374	9,230,072
Boise Cascade Co.	464,070	32,071,878
GATX Corp.	381,069	41,570,817
GMS, Inc.(1)	162,272	9,851,533
H&E Equipment Services, Inc.	327,800	18,192,900
Herc Holdings, Inc.	246,899	35,452,227
Hudson Technologies, Inc.(1)	183,676	1,860,638
McGrath RentCorp	221,552	22,784,408
NOW, Inc.(1)	258,507	3,321,815
Rush Enterprises, Inc., Class A	88,888	5,038,172
Rush Enterprises, Inc., Class B	12,172	730,077
Textainer Group Holdings Ltd.	425,993	14,023,689
Titan Machinery, Inc.(1)	193,668	8,868,058
Triton International Ltd.	729,500	50,291,730
124

Avantis U.S. Small Cap Value ETF
	Shares	Value
Veritiv Corp.	142,967	$21,650,922
		322,934,638
Wireless Telecommunication Services — 0.3%
Shenandoah Telecommunications Co.	119,033	2,323,524
Telephone & Data Systems, Inc.	1,093,639	13,878,279
United States Cellular Corp.(1)	149,934	3,617,907
		19,819,710
TOTAL COMMON STOCKS (Cost $5,394,173,621)		5,738,273,456
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,750,834	4,750,834
State Street Navigator Securities Lending Government Money Market Portfolio(3)	42,222,352	42,222,352
TOTAL SHORT-TERM INVESTMENTS (Cost $46,973,186)		46,973,186
TOTAL INVESTMENT SECURITIES — 100.7% (Cost $5,441,146,807)		5,785,246,642
OTHER ASSETS AND LIABILITIES — (0.7)%		(37,362,545)
TOTAL NET ASSETS — 100.0%		$5,747,884,097

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $54,017,740. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $55,564,049, which includes securities collateral of $13,341,697.

See Notes to Financial Statements.
125

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Assets
Investment securities, at value (cost of $26,607,419 and $294,319,724, respectively) — including $— and $3,096,330, respectively of securities on loan	$25,740,583	$278,810,397
Investment made with cash collateral received for securities on loan, at value (cost of $— and $569,972, respectively)	—	569,972
Total investment securities, at value (cost of $26,607,419 and $294,889,696, respectively)	25,740,583	279,380,369
Foreign currency holdings, at value (cost of $— and $414,049, respectively)	—	411,668
Receivable for capital shares sold	—	1,694,412
Dividends and interest receivable	54,221	732,670
Securities lending receivable	—	1,102
	25,794,804	282,220,221

Liabilities
Payable for collateral received for securities on loan	—	569,972
Payable for investments purchased	—	2,004,955
Accrued management fees	5,054	37,026
	5,054	2,611,953

Net Assets	$25,789,750	$279,608,268

Shares outstanding (unlimited number of shares authorized)	460,000	6,600,000

Net Asset Value Per Share	$56.06	$42.36

Net Assets Consist of:
Capital paid in	$26,434,004	$294,492,630
Distributable earnings (loss)	(644,254)	(14,884,362)
	$25,789,750	$279,608,268

See Notes to Financial Statements.
126

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Value ETF
Assets
Investment securities, at value (cost of $3,640,624,193 and $877,175,969, respectively) — including $10,446,126 and $1,210,025, respectively of securities on loan	$3,751,582,886	$899,355,988
Investment made with cash collateral received for securities on loan, at value (cost of $8,028,714 and $1,235,181, respectively)	8,028,714	1,235,181
Total investment securities, at value (cost of $3,648,652,907 and $878,411,150, respectively)	3,759,611,600	900,591,169
Cash	—	26,066
Receivable for capital shares sold	—	9,394,438
Dividends and interest receivable	6,267,513	2,141,793
Securities lending receivable	28,504	2,015
	3,765,907,617	912,155,481

Liabilities
Payable for collateral received for securities on loan	8,028,714	1,235,181
Payable for investments purchased	3,758,141	10,295,536
Accrued management fees	433,459	102,018
	12,220,314	11,632,735

Net Assets	$3,753,687,303	$900,522,746

Shares outstanding (unlimited number of shares authorized)	52,890,000	17,300,000

Net Asset Value Per Share	$70.97	$52.05

Net Assets Consist of:
Capital paid in	$3,624,266,962	$880,681,121
Distributable earnings (loss)	129,420,341	19,841,625
	$3,753,687,303	$900,522,746

See Notes to Financial Statements.
127

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Assets
Investment securities, at value (cost of $107,846,665 and $5,398,924,455, respectively) — including $— and $54,017,740, respectively of securities on loan	$114,492,698	$5,743,024,290
Investment made with cash collateral received for securities on loan, at value (cost of $— and $42,222,352, respectively)	—	42,222,352
Total investment securities, at value (cost of $107,846,665 and $5,441,146,807, respectively)	114,492,698	5,785,246,642
Cash	—	823,278
Receivable for investments sold	5,528	6,586,238
Receivable for capital shares sold	—	21,050,058
Dividends and interest receivable	86,850	6,687,388
Securities lending receivable	—	131,271
	114,585,076	5,820,524,875

Liabilities
Payable for collateral received for securities on loan	—	42,222,352
Payable for investments purchased	—	29,321,058
Accrued management fees	21,493	1,097,368
	21,493	72,640,778

Net Assets	$114,563,583	$5,747,884,097

Shares outstanding (unlimited number of shares authorized)	2,430,000	71,100,000

Net Asset Value Per Share	$47.15	$80.84

Net Assets Consist of:
Capital paid in	$107,365,803	$5,507,106,394
Distributable earnings (loss)	7,197,780	240,777,703
	$114,563,583	$5,747,884,097

See Notes to Financial Statements.
128

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (EXCEPT AS NOTED) (UNAUDITED)
	Avantis Inflation Focused Equity ETF(1)	Avantis Real Estate ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1, and $180,763, respectively)	$132,684	$3,453,388
Interest	241	7,021
Securities lending, net	—	5,728
	132,925	3,466,137

Expenses:
Management fees	14,265	175,420
Other expenses	—	533
	14,265	175,953

Net investment income (loss)	118,660	3,290,184

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	143,936	185,161
Foreign currency translation transactions	—	(14,832)
	143,936	170,329

Change in net unrealized appreciation (depreciation) on:
Investments	(866,836)	(6,342,901)
Translation of assets and liabilities in foreign currencies	—	(5,073)
	(866,836)	(6,347,974)

Net realized and unrealized gain (loss)	(722,900)	(6,177,645)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(604,240)	$(2,887,461)
(1)September 27, 2022 (fund inception) through February 28,2023.

See Notes to Financial Statements.
129

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $11,975, and $1,497, respectively)	$29,856,624	$8,703,399
Interest	46,927	9,540
Securities lending, net	104,059	6,149
	30,007,610	8,719,088

Expenses:
Management fees	2,310,983	506,017

Net investment income (loss)	27,696,627	8,213,071

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	18,719,942	2,588,532
Change in net unrealized appreciation (depreciation) on investments	91,320,190	35,742,996

Net realized and unrealized gain (loss)	110,040,132	38,331,528

Net Increase (Decrease) in Net Assets Resulting from Operations	$137,736,759	$46,544,599

See Notes to Financial Statements.
130

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $636, and $53,772, respectively)	$514,744	$50,219,305
Interest	1,553	54,676
Securities lending, net	—	422,396
	516,297	50,696,377

Expenses:
Management fees	77,302	5,648,572

Net investment income (loss)	438,995	45,047,805

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	503,781	(22,115,004)
Change in net unrealized appreciation (depreciation) on investments	6,438,078	450,946,070

Net realized and unrealized gain (loss)	6,941,859	428,831,066

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,380,854	$473,878,871

See Notes to Financial Statements.
131

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF
Increase (Decrease) in Net Assets	February 28, 2023(1)	February 28, 2023	August 31, 2022(2)
Operations
Net investment income (loss)	$118,660	$3,290,184	$1,678,060
Net realized gain (loss)	143,936	170,329	(312,160)
Change in net unrealized appreciation (depreciation)	(866,836)	(6,347,974)	(9,171,481)
Net increase (decrease) in net assets resulting from operations	(604,240)	(2,887,461)	(7,805,581)

Distributions to Shareholders
From earnings	(40,014)	(3,553,860)	(637,460)

Capital Share Transactions
Proceeds from shares sold	27,595,688	158,481,536	152,347,682
Payments for shares redeemed	(1,161,684)	(16,417,936)	—
Other capital	—	19,900	61,448
Net increase (decrease) in net assets from capital share transactions	26,434,004	142,083,500	152,409,130

Net increase (decrease) in net assets	25,789,750	135,642,179	143,966,089

Net Assets
Beginning of period	—	143,966,089	—
End of period	$25,789,750	$279,608,268	$143,966,089

Transactions in Shares of the Funds
Sold	480,000	3,800,000	3,200,000
Redeemed	(20,000)	(400,000)	—
Net increase (decrease) in shares of the funds	460,000	3,400,000	3,200,000
(1)September 27, 2022 (fund inception) through February 28,2023.
(2)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
132

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis U.S. Equity ETF		Avantis U.S. Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022(1)
Operations
Net investment income (loss)	$27,696,627	$29,533,348	$8,213,071	$4,493,511
Net realized gain (loss)	18,719,924	67,299,604	2,588,532	(6,821,509)
Change in net unrealized appreciation (depreciation)	91,320,208	(294,173,106)	35,742,996	(13,562,977)
Net increase (decrease) in net assets resulting from operations	137,736,759	(197,340,154)	46,544,599	(15,890,975)

Distributions to Shareholders
From earnings	(25,734,246)	(24,641,184)	(6,961,576)	(2,368,608)

Capital Share Transactions
Proceeds from shares sold	1,189,677,177	1,439,756,772	408,578,966	522,133,836
Payments for shares redeemed	(70,729,503)	(181,495,905)	(42,593,848)	(8,919,648)
Net increase (decrease) in net assets from capital share transactions	1,118,947,674	1,258,260,867	365,985,118	513,214,188

Net increase (decrease) in net assets	1,230,950,187	1,036,279,529	405,568,141	494,954,605

Net Assets
Beginning of period	2,522,737,116	1,486,457,587	494,954,605	—
End of period	$3,753,687,303	$2,522,737,116	$900,522,746	$494,954,605

Transactions in Shares of the Funds
Sold	17,250,000	19,830,000	8,020,000	10,300,000
Redeemed	(1,020,000)	(2,520,000)	(840,000)	(180,000)
Net increase (decrease) in shares of the funds	16,230,000	17,310,000	7,180,000	10,120,000
(1)September 21, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
133

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis U.S. Small Cap Equity ETF		Avantis U.S. Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022(1)	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$438,995	$103,430	$45,047,805	$46,551,102
Net realized gain (loss)	503,781	(143,600)	(22,115,004)	235,537,603
Change in net unrealized appreciation (depreciation)	6,438,078	207,955	450,946,070	(376,259,387)
Net increase (decrease) in net assets resulting from operations	7,380,854	167,785	473,878,871	(94,170,682)

Distributions to Shareholders
From earnings	(318,465)	(32,394)	(43,686,720)	(36,861,258)

Capital Share Transactions
Proceeds from shares sold	87,844,038	26,179,605	1,812,270,022	3,146,383,598
Payments for shares redeemed	(6,657,840)	—	(169,868,406)	(910,204,464)
Net increase (decrease) in net assets from capital share transactions	81,186,198	26,179,605	1,642,401,616	2,236,179,134

Net increase (decrease) in net assets	88,248,587	26,314,996	2,072,593,767	2,105,147,194

Net Assets
Beginning of period	26,314,996	—	3,675,290,330	1,570,143,136
End of period	$114,563,583	$26,314,996	$5,747,884,097	$3,675,290,330

Transactions in Shares of the Funds
Sold	1,980,000	600,000	23,760,000	40,460,000
Redeemed	(150,000)	—	(2,300,000)	(11,620,000)
Net increase (decrease) in shares of the funds	1,830,000	600,000	21,460,000	28,840,000
(1)January 11, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
134

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Inflation Focused Equity ETF, Avantis Real Estate ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF (collectively, the funds) are six funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Inflation Focused Equity ETF incepted on September 27, 2022. Avantis Real Estate ETF incepted on September 28, 2021. Avantis U.S. Large Cap Value ETF incepted on September 21, 2021. Avantis U.S. Small Cap Equity ETF incepted on January 11, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

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Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

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The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Real Estate ETF
Common Stocks	$569,972	—	—	—	$569,972
Gross amount of recognized liabilities for securities lending transactions					$569,972

Avantis U.S. Equity ETF
Common Stocks	$8,028,714	—	—	—	$8,028,714
Gross amount of recognized liabilities for securities lending transactions					$8,028,714

Avantis U.S. Large Cap Value ETF
Common Stocks	$1,235,181	—	—	—	$1,235,181
Gross amount of recognized liabilities for securities lending transactions					$1,235,181

Avantis U.S. Small Cap Value ETF
Common Stocks	$42,222,352	—	—	—	$42,222,352
Gross amount of recognized liabilities for securities lending transactions					$42,222,352
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Inflation Focused Equity ETF	0.25%
Avantis Real Estate ETF	0.17%
Avantis U.S. Equity ETF	0.15%
Avantis U.S. Large Cap Value ETF	0.15%
Avantis U.S. Small Cap Equity ETF	0.25%
Avantis U.S. Small Cap Value ETF	0.25%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

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4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Avantis Inflation Focused Equity ETF(1)	Avantis Real Estate ETF	Avantis U.S. Equity ETF
Purchases	$411,643	$35,824,962	$89,092,703
Sales	$344,956	$7,424,810	$30,741,636

	Avantis U.S. Large Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Purchases	$77,412,466	$9,356,401	$237,211,929
Sales	$62,721,374	$7,974,046	$182,051,467
(1)September 27, 2022 (fund inception) through February 28, 2023.

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Inflation Focused Equity ETF(1)	$27,531,304	$1,152,631	$179,827
Avantis Real Estate ETF	$130,946,042	$16,312,807	$1,644,379
Avantis U.S. Equity ETF	$1,138,766,637	$69,696,124	$25,934,513
Avantis U.S. Large Cap Value ETF	$394,405,382	$41,862,658	$9,765,839
Avantis U.S. Small Cap Equity ETF	$86,850,670	$6,651,198	$1,381,786
Avantis U.S. Small Cap Value ETF	$1,755,666,284	$167,053,899	$38,747,203
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.
(1)September 27, 2022 (fund inception) through February 28, 2023.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.
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6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Inflation Focused Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$25,716,549	—	—
Short-Term Investments	24,034	—	—
	$25,740,583	—	—

Avantis Real Estate ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Diversified REITs	$4,402,076	$19,617,648	—
Health Care REITs	16,263,437	3,199,204	—
Hotel & Resort REITs	4,851,638	2,099,673	—
Industrial REITs	28,268,788	21,013,842	—
Office REITs	5,560,019	14,148,542	—
Residential REITs	31,044,543	6,229,225	—
Retail REITs	28,864,092	19,934,099	—
Specialized REITs	70,567,753	2,392,203	—
Rights	—	90,021	—
Short-Term Investments	833,566	—	—
	$190,655,912	$88,724,457	—

Avantis U.S. Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$3,748,391,935	—	—
Rights	—	$5	—
Short-Term Investments	11,219,660	—	—
	$3,759,611,595	$5	—
139

Avantis U.S. Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$898,731,525	—	—
Short-Term Investments	1,859,644	—	—
	$900,591,169	—	—

Avantis U.S. Small Cap Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$114,381,814	—	—
Short-Term Investments	110,884	—	—
	$114,492,698	—	—

Avantis U.S. Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$5,738,273,456	—	—
Short-Term Investments	46,973,186	—	—
	$5,785,246,642	—	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis Real Estate ETF concentrates its investments in a narrow segment of the total market. Because of this, the fund is subject to certain additional risks as compared to investing in a more diversified portfolio of investments. The fund may be subject to certain risks similar to those associated with direct investment in real estate including but not limited to: local or regional economic conditions, changes in zoning laws, changes in property values, property tax increases, overbuilding, increased competition, environmental contamination, natural disasters, and interest rate risk.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF invest in common stocks of small companies. Because of this, the funds may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.
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8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Inflation Focused Equity ETF	Avantis Real Estate ETF	Avantis U.S. Equity ETF	Avantis U.S. Large Cap Value ETF	Avantis U.S. Small Cap Equity ETF	Avantis U.S. Small Cap Value ETF
Federal tax cost of investments	$26,607,419	$294,993,192	$3,648,737,119	$878,411,276	$107,848,347	$5,443,122,671
Gross tax appreciation of investments	$546,009	$2,955,517	$305,762,242	$50,321,577	$10,245,779	$622,644,486
Gross tax depreciation of investments	(1,412,845)	(18,568,340)	(194,887,761)	(28,141,684)	(3,601,428)	(280,520,515)
Net tax appreciation (depreciation) of investments	$(866,836)	$(15,612,823)	$110,874,481	$22,179,893	$6,644,351	$342,123,971

For Avantis Real Estate ETF, Avantis U.S. Equity ETF, Avantis U.S. Large Cap Value ETF, Avantis U.S. Small Cap Equity ETF and Avantis U.S. Small Cap Value ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Inflation Focused Equity ETF.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Real Estate ETF	$(373,259)	—
Avantis U.S. Equity ETF	$(10,686,670)	$(77,770)
Avantis U.S. Large Cap Value ETF	$(8,303,482)	—
Avantis U.S. Small Cap Equity ETF	$(142,777)	—
Avantis U.S. Small Cap Value ETF	$(90,058,892)	$(4,567,999)
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Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Inflation Focused Equity ETF
2023(4)	$49.39	0.50	6.39	6.89	(0.22)	$56.06	13.94%	0.25%(5)	2.08%(5)	3%	$25,790

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 27, 2022 (fund inception) through February 28, 2023 (unaudited).
(5)Annualized.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Real Estate ETF
2023(4)	$44.99	0.67	(2.55)	(1.88)	(0.75)	0.00(5)	$42.36	(4.15)%	0.17%(6)	3.19%(6)	4%	$279,608
2022(7)	$50.00	1.40	(5.82)	(4.42)	(0.64)	0.05	$44.99	(8.86)%	0.17%(6)	3.17%(6)	7%	$143,966

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Equity ETF
2023(4)	$68.81	0.62	2.15	2.77	(0.61)	$70.97	4.06%	0.15%(5)	1.80%(5)	1%	$3,753,687
2022	$76.82	1.12	(8.15)	(7.03)	(0.98)	$68.81	(9.21)%	0.15%	1.52%	4%	$2,522,737
2021	$56.13	0.93	20.54	21.47	(0.78)	$76.82	38.56%	0.15%	1.36%	4%	$1,486,458
2020(6)	$50.00	0.82	5.84	6.66	(0.53)	$56.13	13.50%	0.15%(5)	1.76%(5)	3%	$436,099

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value ETF
2023(4)	$48.91	0.61	3.09	3.70	(0.56)	$52.05	7.65%	0.15%(5)	2.43%(5)	9%	$900,523
2022(6)	$50.00	1.16	(1.65)	(0.49)	(0.60)	$48.91	(1.03)%	0.15%(5)	2.44%(5)	23%	$494,955

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 21, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Equity ETF
2023(4)	$43.86	0.32	3.28	3.60	(0.31)	$47.15	8.28%	0.25%(5)	1.42%(5)	12%	$114,564
2022(6)	$50.00	0.42	(6.39)	(5.97)	(0.17)	$43.86	(11.95)%	0.25%(5)	1.50%(5)	14%	$26,315

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)January 11, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value ETF
2023(4)	$74.04	0.76	6.81	7.57	(0.77)	$80.84	10.35%	0.25%(5)	1.99%(5)	4%	$5,747,884
2022	$75.49	1.36	(1.70)	(0.34)	(1.11)	$74.04	(0.47)%	0.25%	1.77%	24%	$3,675,290
2021	$44.97	1.16	30.24	31.40	(0.88)	$75.49	70.34%	0.25%	1.72%	22%	$1,570,143
2020(6)	$50.00	0.72	(5.30)	(4.58)	(0.45)	$44.97	(9.09)%	0.25%(5)	1.87%(5)	20%	$355,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Approval of Management Agreement
Avantis Inflation Focused Equity ETF

At a meeting held on June 2, 2022, the Fund's Board of Trustees (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis Inflation Focused Equity ETF (the "New Fund"). Under Section 15 of the of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees and, after a period two years from execution, to be evaluated on an annual basis.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund's characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:
•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.
Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund was anticipated to be below the median of the total expense ratios of it's respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.

148

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

149

Notes

150

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97505 2304

Semiannual Report

February 28, 2023

Avantis® Emerging Markets Equity ETF (AVEM)
Avantis® Emerging Markets Value ETF (AVES)
Avantis® International Equity ETF (AVDE)
Avantis® International Large Cap Value ETF (AVIV)
Avantis® International Small Cap Value ETF (AVDV)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors

Fund Characteristics

FEBRUARY 28, 2023

Avantis Emerging Markets Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Rights	—*
Warrants	—*
Corporate Bonds	—*
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.6)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	28.8%
Taiwan	17.8%
India	15.3%
South Korea	13.1%
Brazil	6.1%

Fund Characteristics

FEBRUARY 28, 2023

Avantis Emerging Markets Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.6%
Warrants	—*
Rights	—*
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.9)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	29.0%
Taiwan	18.0%
India	15.8%
South Korea	13.6%
Brazil	5.7%

Fund Characteristics

FEBRUARY 28, 2023

Avantis International Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Warrants	—*
Short-Term Investments	3.8%
Other Assets and Liabilities	(3.5)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	19.8%
United Kingdom	13.7%
Canada	10.5%
France	9.8%
Switzerland	8.2%

Fund Characteristics

FEBRUARY 28, 2023

Avantis International Large Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Short-Term Investments	2.1%
Other Assets and Liabilities	(1.8)%

Top Five Countries	% of net assets
Japan	19.3%
United Kingdom	17.1%
Canada	10.7%
Germany	9.7%
France	8.8%

Fund Characteristics

FEBRUARY 28, 2023

Avantis International Small Cap Value ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Warrants	—*
Rights	—*
Short-Term Investments	4.7%
Other Assets and Liabilities	(4.4)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	27.7%
United Kingdom	13.8%
Canada	9.8%
Australia	8.8%
Sweden	5.3%

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity ETF
Actual	$1,000	$1,012.30	$1.65	0.33%
Hypothetical	$1,000	$1,023.16	$1.66	0.33%
Avantis Emerging Markets Value ETF
Actual	$1,000	$1,022.50	$1.81	0.36%
Hypothetical	$1,000	$1,023.01	$1.81	0.36%
Avantis International Equity ETF
Actual	$1,000	$1,121.00	$1.21	0.23%
Hypothetical	$1,000	$1,023.65	$1.15	0.23%
Avantis International Large Cap Value ETF
Actual	$1,000	$1,151.10	$1.33	0.25%
Hypothetical	$1,000	$1,023.56	$1.25	0.25%
Avantis International Small Cap Value ETF
Actual	$1,000	$1,116.00	$1.89	0.36%
Hypothetical	$1,000	$1,023.01	$1.81	0.36%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
COMMON STOCKS — 99.8%
Brazil — 6.1%
3R Petroleum Oleo E Gas SA(1)	232,866	$1,630,144
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	36,000	9,145
AES Brasil Energia SA	49,710	94,189
Aliansce Sonae Shopping Centers SA	478,126	1,554,348
Alliar Medicos A Frente SA(1)	10,800	43,320
Alpargatas SA, Preference Shares(1)	48,400	87,732
Alupar Investimento SA	47,800	247,790
Ambev SA, ADR	996,398	2,540,815
Americanas SA(1)	99,443	18,994
Arezzo Industria e Comercio SA	7,300	104,088
Atacadao SA	172,300	443,301
Auren Energia SA	145,183	410,138
Azul SA, ADR(1)(2)	17,705	72,236
B3 SA - Brasil Bolsa Balcao	778,500	1,574,710
Banco ABC Brasil SA, Preference Shares	142,710	492,014
Banco BMG SA, Preference Shares	46,900	18,543
Banco Bradesco SA	329,798	735,131
Banco Bradesco SA, ADR	1,649,113	4,172,256
Banco BTG Pactual SA	408,200	1,571,065
Banco do Brasil SA	422,290	3,256,233
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	251,000	477,986
Banco Modal SA	189,300	62,552
Banco Pan SA, Preference Shares	145,900	142,961
Banco Santander Brasil SA, ADR(2)	201,603	1,100,752
BB Seguridade Participacoes SA	220,600	1,441,045
Bemobi Mobile Tech SA	28,100	75,678
Blau Farmaceutica SA	22,200	120,807
Boa Vista Servicos SA	113,200	163,029
BR Properties SA	4,048	184,685
BrasilAgro - Co. Brasileira de Propriedades Agricolas	59,000	293,003
Braskem SA, Class A, ADR	59,582	461,761
BRF SA, ADR(1)(2)	488,315	576,212
C&A MODAS SA(1)	89,500	34,874
Camil Alimentos SA	65,500	99,962
CCR SA	796,200	1,674,386
Centrais Eletricas Brasileiras SA, ADR	213,217	1,400,836
Centrais Eletricas Brasileiras SA, Class B Preference Shares	45,200	309,596
Cia Brasileira de Aluminio	85,400	169,643
Cia Brasileira de Distribuicao, ADR(2)	363,687	1,083,787
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	196,835	1,958,508
Cia de Saneamento de Minas Gerais-COPASA	229,400	627,893
Cia de Saneamento do Parana	141,200	458,220
Cia de Saneamento do Parana, Preference Shares	1,037,900	677,997

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	83,700	$348,840
Cia Energetica de Minas Gerais, ADR	642,809	1,253,478
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	46,900	514,019
Cia Paranaense de Energia	86,000	102,994
Cia Paranaense de Energia, ADR	186,098	1,217,081
Cia Paranaense de Energia, Preference Shares	1,252,800	1,701,364
Cia Siderurgica Nacional SA, ADR	684,953	2,219,248
Cielo SA	731,900	673,821
Clear Sale SA(1)	38,200	38,817
Construtora Tenda SA(1)	101,900	91,478
Cosan SA	243,996	698,137
CPFL Energia SA	99,800	574,158
Cristal Pigmentos do Brasil SA, Preference Shares	1,700	8,179
Cury Construtora e Incorporadora SA	81,500	194,276
CVC Brasil Operadora e Agencia de Viagens SA(1)	75,000	44,122
Cyrela Brazil Realty SA Empreendimentos e Participacoes	396,100	1,140,912
Desktop - Sigmanet Comunicacao Multimidia S.A	17,400	26,089
Dexco SA	232,111	289,504
Dexxos Participacoes SA	17,400	25,259
Direcional Engenharia SA	43,500	129,866
EcoRodovias Infraestrutura e Logistica SA	254,000	196,973
EDP - Energias do Brasil SA	247,000	927,999
Embraer SA, ADR(1)	222,939	2,831,325
Empreendimentos Pague Menos S/A	45,100	30,150
Enauta Participacoes SA	100,700	267,164
Energisa SA	180,500	1,332,172
Eneva SA(1)	355,700	775,882
Engie Brasil Energia SA	70,000	525,590
Equatorial Energia SA	474,700	2,306,653
Eternit SA	88,500	160,588
Eucatex SA Industria e Comercio, Preference Shares	16,500	31,957
Even Construtora e Incorporadora SA	47,100	40,574
Ez Tec Empreendimentos e Participacoes SA	69,000	167,905
Fleury SA	100,462	274,400
Fras-Le SA	35,437	71,342
Gafisa SA(1)	14,183	22,837
Gerdau SA, ADR	1,104,188	6,039,908
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	11,371	24,561
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	22,120	23,576
GPS Participacoes e Empreendimentos SA(1)	35,800	79,047
Grendene SA	44,600	55,628
Grupo Mateus SA(1)	263,700	284,580
Guararapes Confeccoes SA	29,400	24,484
Hapvida Participacoes e Investimentos SA(1)	509,285	435,798
Hidrovias do Brasil SA(1)	235,500	82,317
Hypera SA	61,400	487,991
Iguatemi SA	368,494	1,356,308
Infracommerce CXAAS SA(1)	3,800	1,415
Instituto Hermes Pardini SA	35,400	130,769

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	12,700	$68,625
Inter & Co., Inc.	5,966	12,135
International Meal Co. Alimentacao SA, Class A(1)	63,300	24,060
Iochpe Maxion SA	159,900	344,206
Irani Papel e Embalagem SA	78,400	127,885
IRB Brasil Resseguros S/A(1)	44,593	161,918
Itau Unibanco Holding SA, ADR	1,763,036	8,480,203
Jalles Machado SA	92,200	138,068
JBS SA	156,100	569,783
JHSF Participacoes SA	302,300	246,554
Kepler Weber SA	51,200	194,612
Klabin SA	588,100	2,188,195
Lavvi Empreendimentos Imobiliarios Ltda	108,980	111,781
Light SA	274,300	132,554
Localiza Rent a Car SA	314,723	3,343,532
Localiza Rent a Car SA - Receipts(1)	1,253	13,249
Locaweb Servicos de Internet SA(1)	218,700	205,523
LOG Commercial Properties e Participacoes SA	38,700	108,144
Log-in Logistica Intermodal SA(1)	31,467	185,180
Lojas Renner SA	172,700	617,510
LPS Brasil Consultoria de Imoveis SA	47,300	16,262
M Dias Branco SA	16,700	106,890
Magazine Luiza SA(1)	295,700	205,024
Mahle-Metal Leve SA	20,100	128,345
Marcopolo SA	4,900	2,387
Marcopolo SA, Preference Shares	428,600	262,787
Marfrig Global Foods SA	249,200	304,631
Marisa Lojas SA(1)	43,087	5,185
Meliuz SA(1)	207,300	34,844
Metalurgica Gerdau SA, Preference Shares	674,400	1,615,329
Mills Estruturas e Servicos de Engenharia SA	204,100	438,573
Minerva SA	236,100	512,746
Mitre Realty Empreendimentos E Participacoes LTDA	16,000	11,338
Movida Participacoes SA	146,000	183,495
MRV Engenharia e Participacoes SA	113,900	128,793
Multilaser Industrial SA	127,700	55,369
Multiplan Empreendimentos Imobiliarios SA	116,500	560,087
Natura & Co. Holding SA	51,756	151,943
Odontoprev SA	180,340	396,473
Omega Energia SA(1)	10,409	18,430
Petro Rio SA(1)	316,200	2,063,730
Petroleo Brasileiro SA, ADR	970,713	10,765,207
Petroleo Brasileiro SA, ADR, Preference Shares	1,242,062	12,122,525
Petroreconcavo SA	78,200	424,947
Plano & Plano Desenvolvimento Imobiliario SA	21,700	18,403
Porto Seguro SA	25,400	128,566
Portobello SA	79,200	104,986
Positivo Tecnologia SA	74,100	94,262
Qualicorp Consultoria e Corretora de Seguros SA	50,200	44,778
Raia Drogasil SA	263,200	1,135,659

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Randon SA Implementos e Participacoes, Preference Shares	91,300	$137,767
Rede D'Or Sao Luiz SA	176,343	860,588
Romi SA	56,802	174,894
Rumo SA	400,600	1,375,772
Santos Brasil Participacoes SA	286,400	438,179
Sao Martinho SA	91,000	475,558
Sendas Distribuidora SA, ADR(2)	137,080	2,397,529
Ser Educacional SA(1)	19,800	14,182
SIMPAR SA	143,700	198,171
Sinqia SA	19,700	60,581
SLC Agricola SA	68,080	641,731
Smartfit Escola de Ginastica e Danca SA(1)	36,500	107,713
StoneCo Ltd., A Shares(1)	245,517	2,089,350
Suzano SA, ADR(2)	341,496	3,117,858
SYN prop e tech SA	61,800	47,217
Taurus Armas SA, Preference Shares	61,600	172,724
Tegma Gestao Logistica SA	17,000	56,824
Telefonica Brasil SA, ADR(2)	51,710	385,240
TIM SA, ADR(2)	128,934	1,512,396
TOTVS SA	225,400	1,180,934
Transmissora Alianca de Energia Eletrica SA	110,800	750,666
Tres Tentos Agroindustrial SA	35,800	86,774
Trisul SA	18,100	11,028
Tupy SA	56,600	294,057
Ultrapar Participacoes SA, ADR	705,385	1,791,678
Unipar Carbocloro SA, Class B Preference Shares	70,460	1,063,336
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	285,200	370,429
Vale SA, ADR	1,329,618	21,725,958
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	30,600	52,603
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	157,000	398,539
Via SA(1)	1,810,500	674,340
Vibra Energia SA	629,000	1,784,116
Vivara Participacoes SA	3,800	15,707
Vulcabras Azaleia SA	30,900	66,162
WEG SA	290,200	2,161,208
Wilson Sons Holdings Brasil SA	53,600	104,631
Wiz Co.	47,900	61,574
XP, Inc., Class A(1)	8,935	110,973
YDUQS Participacoes SA	48,300	65,040
Zamp SA(1)	114,700	104,941
		159,408,579
Cayman Islands†
Super Hi International Holding Ltd.(1)(2)	98,000	218,488
Chile — 0.7%
Aguas Andinas SA, A Shares	872,574	208,542
Banco de Chile	17,253,716	1,793,339
Banco de Credito e Inversiones SA	20,921	654,635
Banco Santander Chile, ADR	74,861	1,256,168

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Besalco SA	44,236	$21,358
CAP SA	49,433	410,950
Cencosud SA	592,777	1,120,466
Cencosud Shopping SA	172,732	246,098
Cia Cervecerias Unidas SA, ADR(2)	20,801	315,759
Cia Sud Americana de Vapores SA	3,941,417	379,748
Colbun SA	7,342,491	841,886
Embotelladora Andina SA, Class B Preference Shares	290,551	714,467
Empresa Nacional de Telecomunicaciones SA	91,970	362,091
Empresas CMPC SA	839,190	1,394,116
Empresas COPEC SA	159,212	1,149,809
Enel Americas SA	5,807,764	723,110
Enel Chile SA	27,202,518	1,224,607
Engie Energia Chile SA(1)	220,403	134,591
Falabella SA	59,522	130,985
Forus SA	124	219
Grupo Security SA	164,860	36,236
Inversiones Aguas Metropolitanas SA	44,542	25,275
Itau CorpBanca Chile SA	44,740,341	96,118
Parque Arauco SA	522,147	639,688
Ripley Corp. SA	828,763	170,112
Sociedad Quimica y Minera de Chile SA, ADR	44,387	3,939,346
Vina Concha y Toro SA	25,279	33,064
		18,022,783
China — 28.8%
360 DigiTech, Inc., ADR	204,392	4,161,421
361 Degrees International Ltd.(1)	396,000	189,927
3SBio, Inc.	1,865,000	1,849,409
AAC Technologies Holdings, Inc.(1)(2)	745,000	1,665,033
AAG Energy Holdings Ltd.	1,301,000	286,117
Agile Group Holdings Ltd.(1)(2)	2,024,000	557,830
Agora, Inc., ADR(1)	37,989	116,246
Agricultural Bank of China Ltd., H Shares	8,088,000	2,804,087
Air China Ltd., H Shares(1)(2)	54,000	49,790
AK Medical Holdings Ltd.	230,000	274,610
Alibaba Group Holding Ltd., ADR(1)	556,569	48,861,192
Alibaba Pictures Group Ltd.(1)(2)	11,160,000	703,424
A-Living Smart City Services Co. Ltd.(2)	859,250	880,905
Aluminum Corp. of China Ltd., H Shares	2,216,000	1,131,562
Anhui Conch Cement Co. Ltd., H Shares	572,000	2,099,990
Anhui Expressway Co. Ltd., H Shares	268,000	250,470
ANTA Sports Products Ltd.	772,600	10,202,360
Antengene Corp. Ltd.(1)	98,500	49,984
Anton Oilfield Services Group(1)	330,000	14,468
Archosaur Games, Inc.(1)(2)	151,000	116,402
Ascletis Pharma, Inc.(1)(2)	185,000	75,964
Asia Cement China Holdings Corp.	188,500	95,175
AsiaInfo Technologies Ltd.	17,600	30,419
Autohome, Inc., ADR	89,142	2,718,831
BAIC Motor Corp. Ltd., H Shares	266,000	72,267

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Baidu, Inc., ADR(1)	33,737	$4,645,248
BAIOO Family Interactive Ltd.	448,000	25,737
Bairong, Inc.(1)(2)	27,500	37,373
Bank of China Ltd., H Shares	35,882,000	13,159,785
Bank of Chongqing Co. Ltd., H Shares	216,000	114,796
Bank of Communications Co. Ltd., H Shares	2,778,000	1,642,515
BeiGene Ltd., ADR(1)	11,267	2,530,906
Beijing Capital International Airport Co. Ltd., H Shares(1)	886,000	648,539
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	7,500	19,856
Beijing Enterprises Holdings Ltd.	289,500	948,307
Beijing Enterprises Water Group Ltd.	2,484,000	623,715
Beijing Jingneng Clean Energy Co. Ltd., H Shares	760,000	189,896
Beijing North Star Co. Ltd., H Shares	4,000	464
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	496,000	765,034
Bilibili, Inc., ADR(1)	260	5,018
Binjiang Service Group Co. Ltd.	52,500	162,130
BOC Aviation Ltd.	255,200	1,843,689
BOE Varitronix Ltd.	507,000	1,123,467
Bosideng International Holdings Ltd.	3,716,000	2,061,347
Brii Biosciences Ltd.(1)(2)	109,000	82,572
BYD Co. Ltd., H Shares	149,000	4,005,751
BYD Electronic International Co. Ltd.	1,045,000	3,047,110
C&D International Investment Group Ltd.	323,980	1,046,516
C&D Property Management Group Co. Ltd.	200,000	129,693
Cabbeen Fashion Ltd.	102,000	12,874
Canaan, Inc., ADR(1)(2)	381,226	1,067,433
Cango, Inc., ADR	4,407	5,861
Canvest Environmental Protection Group Co. Ltd.	520,000	256,286
Cathay Media & Education Group, Inc.	96,000	14,574
Central China Management Co. Ltd.	499,000	42,056
Central China New Life Ltd.(1)	385,000	138,174
Central China Real Estate Ltd.	218,000	10,031
CGN Mining Co. Ltd.(1)	3,595,000	426,182
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	53,400	35,996
Chaowei Power Holdings Ltd.	168,000	42,862
Cheerwin Group Ltd.	115,000	28,300
Chen Lin Education Group Holdings Ltd.(1)	16,000	4,120
China Automotive Systems, Inc.(1)	5,187	37,761
China BlueChemical Ltd., H Shares	1,522,000	343,537
China Bohai Bank Co. Ltd., H Shares	1,012,500	203,956
China Cinda Asset Management Co. Ltd., H Shares	9,397,000	1,221,360
China CITIC Bank Corp. Ltd., H Shares	5,067,000	2,344,287
China Coal Energy Co. Ltd., H Shares	1,731,000	1,339,514
China Communications Services Corp. Ltd., H Shares	3,070,000	1,193,601
China Conch Venture Holdings Ltd.	1,051,000	2,115,112
China Construction Bank Corp., H Shares	41,420,000	25,319,111
China Datang Corp. Renewable Power Co. Ltd., H Shares	4,031,000	1,403,468
China Dongxiang Group Co. Ltd.	1,053,000	46,320
China East Education Holdings Ltd.(2)	915,500	689,615

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	116,000	$47,021
China Education Group Holdings Ltd.	762,000	875,159
China Energy Development Holdings Ltd.(1)	4,000	63
China Everbright Bank Co. Ltd., H Shares	1,528,000	440,022
China Everbright Environment Group Ltd.	3,175,000	1,287,675
China Everbright Greentech Ltd.(2)	289,000	65,980
China Everbright Ltd.	794,000	568,902
China Everbright Water Ltd.	138,500	22,079
China Feihe Ltd.	4,859,000	3,894,526
China Foods Ltd.	282,000	99,604
China Galaxy Securities Co. Ltd., H Shares	2,715,500	1,353,517
China Gas Holdings Ltd.	2,005,800	2,804,841
China General Education Group Ltd.(1)	60,000	23,773
China Glass Holdings Ltd.(2)	622,000	90,440
China Hanking Holdings Ltd.	175,000	16,749
China Harmony Auto Holding Ltd.(2)	269,500	35,398
China High Speed Transmission Equipment Group Co. Ltd.(1)	437,000	180,653
China Hongqiao Group Ltd.	2,944,500	3,149,445
China International Capital Corp. Ltd., H Shares	689,200	1,483,899
China Kepei Education Group Ltd.	130,000	49,090
China Lesso Group Holdings Ltd.	1,337,000	1,410,247
China Life Insurance Co. Ltd., Class H	1,230,865	2,087,931
China Lilang Ltd.	164,000	83,571
China Literature Ltd.(1)	284,800	1,219,414
China Longyuan Power Group Corp. Ltd., H Shares	1,860,000	2,281,633
China Maple Leaf Educational Systems Ltd.(1)	230,000	10,402
China Medical System Holdings Ltd.	1,802,000	2,712,825
China Meidong Auto Holdings Ltd.(2)	278,000	598,485
China Mengniu Dairy Co. Ltd.(1)	2,564,000	11,285,883
China Merchants Bank Co. Ltd., H Shares	2,015,000	10,934,399
China Merchants Land Ltd.(1)	148,000	10,371
China Merchants Port Holdings Co. Ltd.	2,285,258	3,203,510
China Minsheng Banking Corp. Ltd., H Shares(2)	3,400,500	1,174,376
China Modern Dairy Holdings Ltd.(2)	2,304,000	314,225
China National Building Material Co. Ltd., H Shares	4,466,000	3,959,658
China New Higher Education Group Ltd.	1,442,000	584,737
China Nonferrous Mining Corp. Ltd.	1,185,000	596,967
China Oil & Gas Group Ltd.(1)	280,000	9,819
China Oriental Group Co. Ltd.	530,000	107,526
China Pacific Insurance Group Co. Ltd., H Shares	1,422,000	3,771,941
China Petroleum & Chemical Corp., Class H	14,428,300	7,360,984
China Power International Development Ltd.	2,321,000	920,399
China Railway Group Ltd., H Shares	5,258,000	2,740,399
China Railway Signal & Communication Corp. Ltd., H Shares	141,000	51,389
China Rare Earth Holdings Ltd.(1)	604,000	38,489
China Reinsurance Group Corp., H Shares	302,000	21,564
China Renaissance Holdings Ltd.(1)(2)	156,800	145,782
China Resources Beer Holdings Co. Ltd.	810,000	5,992,438
China Resources Cement Holdings Ltd.	5,006,000	2,693,627
China Resources Gas Group Ltd.	162,900	687,385

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
China Resources Land Ltd.	1,346,000	$5,980,637
China Resources Medical Holdings Co. Ltd.	1,492,000	1,293,559
China Resources Mixc Lifestyle Services Ltd.	507,400	2,785,652
China Resources Pharmaceutical Group Ltd.	1,164,000	957,360
China Resources Power Holdings Co. Ltd.	2,006,000	4,096,100
China Risun Group Ltd.	1,536,000	734,174
China Ruyi Holdings Ltd.(1)	1,068,000	265,420
China Sanjiang Fine Chemicals Co. Ltd.	248,000	47,410
China SCE Group Holdings Ltd.(2)	2,606,000	299,655
China Shengmu Organic Milk Ltd.(1)	82,000	3,239
China Shenhua Energy Co. Ltd., H Shares	2,131,000	6,409,786
China Shineway Pharmaceutical Group Ltd.	298,000	260,386
China Shuifa Singyes Energy Holdings Ltd.(2)	434,000	53,703
China Silver Group Ltd.(1)	376,000	18,934
China South City Holdings Ltd.(1)(2)	2,488,000	164,934
China Southern Airlines Co. Ltd., H Shares(1)(2)	364,000	265,416
China Starch Holdings Ltd.	1,320,000	41,847
China Sunshine Paper Holdings Co. Ltd.	645,500	179,417
China Suntien Green Energy Corp. Ltd., H Shares	1,196,000	524,377
China Taiping Insurance Holdings Co. Ltd.	1,647,200	1,946,893
China Tobacco International HK Co. Ltd.	6,000	8,442
China Tower Corp. Ltd., H Shares	40,826,000	4,421,487
China Traditional Chinese Medicine Holdings Co. Ltd.	2,562,000	1,329,311
China Travel International Investment Hong Kong Ltd.(1)	1,416,000	281,467
China Vanke Co. Ltd., H Shares(2)	2,159,200	3,775,119
China Water Affairs Group Ltd.	606,000	539,167
China Wood Optimization Holding Ltd.(1)	8,000	917
China Xinhua Education Group Ltd.	42,000	5,296
China XLX Fertiliser Ltd.	664,000	350,522
China Yongda Automobiles Services Holdings Ltd.	1,200,000	927,657
China Youran Dairy Group Ltd.(1)(2)	611,000	149,644
China Yuhua Education Corp. Ltd.(1)(2)	1,864,000	311,943
China ZhengTong Auto Services Holdings Ltd.(1)	518,000	38,966
Chindata Group Holdings Ltd., ADR(1)	51,562	349,075
Chongqing Rural Commercial Bank Co. Ltd., H Shares	683,000	235,863
Chow Tai Fook Jewellery Group Ltd.	308,600	598,114
CIFI Ever Sunshine Services Group Ltd.	1,006,000	406,631
CIFI Holdings Group Co. Ltd.(2)	2,891,616	310,533
CIMC Enric Holdings Ltd.	1,416,000	1,453,394
CIMC Vehicles Group Co. Ltd., Class H	20,000	13,512
CITIC Ltd.	3,164,000	3,491,029
CITIC Securities Co. Ltd., H Shares	926,450	1,962,702
CMGE Technology Group Ltd.(1)(2)	816,000	227,096
CMOC Group Ltd., H Shares	1,017,000	572,670
CNFinance Holdings Ltd., ADR(1)(2)	5,468	12,194
COFCO Joycome Foods Ltd.(1)(2)	2,523,000	736,663
Concord New Energy Group Ltd.	7,560,000	722,683
Consun Pharmaceutical Group Ltd.	108,000	61,276
Coolpad Group Ltd.(1)	1,854,000	17,021
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	136,000	130,189

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
COSCO SHIPPING Holdings Co. Ltd., Class H	3,126,249	$3,242,618
COSCO SHIPPING International Hong Kong Co. Ltd.	166,000	52,055
COSCO SHIPPING Ports Ltd.	1,355,118	882,154
Country Garden Holdings Co. Ltd.(2)	10,241,339	3,140,636
CPMC Holdings Ltd.	165,000	98,222
Crazy Sports Group Ltd.(1)	902,000	26,815
CSPC Pharmaceutical Group Ltd.	11,795,760	12,672,163
CSSC Hong Kong Shipping Co. Ltd.	620,000	102,771
Dali Foods Group Co. Ltd.	1,406,500	568,885
Daqo New Energy Corp., ADR(1)	116,243	5,135,616
Datang International Power Generation Co. Ltd., H Shares(1)	38,000	6,490
Dexin China Holdings Co. Ltd.(2)	444,000	36,286
Differ Group Auto Ltd.(1)	546,000	13,363
Digital China Holdings Ltd.	836,000	388,937
Dongfeng Motor Group Co. Ltd., Class H	2,592,000	1,324,167
Dongyue Group Ltd.	2,613,000	2,959,188
Duiba Group Ltd.(1)	119,600	8,864
Dynagreen Environmental Protection Group Co. Ltd., H Shares	11,000	3,745
Edvantage Group Holdings Ltd.	499,543	197,574
E-House China Enterprise Holdings Ltd.(1)	622,200	31,845
Emeren Group Ltd., ADR(1)(2)	44,262	200,507
ENN Energy Holdings Ltd.	200,500	2,854,267
Essex Bio-technology Ltd.	120,000	61,358
EVA Precision Industrial Holdings Ltd.(2)	1,202,000	174,487
Everest Medicines Ltd.(1)(2)	103,000	223,499
Excellence Commercial Property & Facilities Management Group Ltd.	576,000	258,190
Fanhua, Inc., ADR(2)	23,222	176,487
FIH Mobile Ltd.(1)	1,321,000	141,447
FinVolution Group, ADR	315,707	1,600,634
Fire Rock Holdings Ltd.(1)(2)	186,000	13,270
First Tractor Co. Ltd., H Shares(2)	202,000	100,408
Flat Glass Group Co. Ltd., H Shares	39,000	103,309
Fosun International Ltd.	1,303,500	1,066,449
Fountain SET Holdings Ltd.	26,000	2,651
Fu Shou Yuan International Group Ltd.	1,017,000	766,733
Fufeng Group Ltd.	2,749,000	1,762,852
Fullshare Holdings Ltd.(1)(2)	8,515,000	132,492
Fuyao Glass Industry Group Co. Ltd., H Shares	176,800	792,302
Ganfeng Lithium Group Co. Ltd., H Shares	81,680	570,559
GCL New Energy Holdings Ltd.(1)	336,237	44,220
GCL-Poly Energy Holdings Ltd.(1)	7,624,000	1,963,289
GDS Holdings Ltd., Class A(1)	476,000	1,151,475
Geely Automobile Holdings Ltd.	5,252,000	6,823,280
Gemdale Properties & Investment Corp. Ltd.	2,760,000	218,426
Genertec Universal Medical Group Co. Ltd.	1,264,500	730,064
GF Securities Co. Ltd., H Shares	783,400	1,112,280
Global Bio-Chem Technology Group Co. Ltd.(1)	40,000	694
Global Cord Blood Corp.(1)(2)	18,571	55,483
Glorious Property Holdings Ltd.(1)	130,000	1,178

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Glory Health Industry Ltd.(1)	17,000	$431
GOME Retail Holdings Ltd.(1)(2)	18,683,000	376,866
Goodbaby International Holdings Ltd.(1)	338,000	29,335
Grand Baoxin Auto Group Ltd.(1)	22,000	1,080
Grand Pharmaceutical Group Ltd.	909,000	517,100
Great Wall Motor Co. Ltd., H Shares(2)	316,000	419,350
Greatview Aseptic Packaging Co. Ltd.(1)	139,000	34,191
Greenland Hong Kong Holdings Ltd.	321,000	28,261
Greentown China Holdings Ltd.	501,000	685,026
Greentown Management Holdings Co. Ltd.	207,000	166,572
Guangzhou Automobile Group Co. Ltd., H Shares	926,000	590,440
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	2,902,400	715,202
Guotai Junan Securities Co. Ltd., H Shares	69,200	82,015
H World Group Ltd., ADR	76,747	3,635,505
Haidilao International Holding Ltd.(1)(2)	1,097,000	3,038,389
Haier Smart Home Co. Ltd., H Shares	890,000	3,149,776
Hainan Meilan International Airport Co. Ltd., H Shares(1)	147,000	362,413
Haitian International Holdings Ltd.	667,000	1,743,383
Haitong Securities Co. Ltd., H Shares	2,461,600	1,584,165
Hangzhou Tigermed Consulting Co. Ltd., H Shares	12,900	148,148
Hansoh Pharmaceutical Group Co. Ltd.	314,000	564,489
Harbin Electric Co. Ltd., H Shares(1)	546,000	271,572
Hebei Construction Group Corp. Ltd., H Shares(1)	31,500	3,653
Hello Group, Inc., ADR	317,648	2,798,479
Hengan International Group Co. Ltd.	967,000	4,447,508
Hi Sun Technology China Ltd.(1)(2)	363,000	37,038
Hilong Holding Ltd.(1)	968,000	31,407
Hisense Home Appliances Group Co. Ltd., H Shares	155,000	232,927
Hollysys Automation Technologies Ltd.	99,835	1,835,966
Homeland Interactive Technology Ltd.	142,000	32,756
Honworld Group Ltd.(1)	7,500	889
Hope Education Group Co. Ltd.(1)(2)	7,290,000	614,053
Hopson Development Holdings Ltd.	247,443	252,531
Hua Hong Semiconductor Ltd.(1)	785,000	3,010,221
Huabao International Holdings Ltd.(2)	578,000	289,797
Huadian Power International Corp. Ltd., H Shares(2)	132,000	52,799
Huaneng Power International, Inc., H Shares(1)(2)	1,178,000	579,736
Huatai Securities Co. Ltd., H Shares	1,015,000	1,142,572
Huaxi Holdings Co. Ltd.(1)	4,000	749
Huazhong In-Vehicle Holdings Co. Ltd.(2)	248,000	76,487
Huijing Holdings Co. Ltd.(2)	516,000	4,337
HUYA, Inc., ADR(1)	71,138	305,893
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	106,600	776,647
iDreamSky Technology Holdings Ltd.(1)	281,200	128,516
Industrial & Commercial Bank of China Ltd., H Shares	21,927,000	10,940,733
Ingdan, Inc.(1)(2)	198,000	41,922
Inkeverse Group Ltd.(1)	1,928,000	280,566
Innovent Biologics, Inc.(1)	99,500	483,931
International Alliance Financial Leasing Co. Ltd.(1)(2)	324,000	731,215
iQIYI, Inc., ADR(1)	69,247	535,279

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
IVD Medical Holding Ltd.	3,000	$429
JD Health International, Inc.(1)	215,000	1,505,054
JD.com, Inc., ADR	65,273	2,900,732
JD.com, Inc., Class A	36,345	807,947
Jiangsu Expressway Co. Ltd., H Shares	658,000	629,026
Jiangxi Copper Co. Ltd., H Shares	802,000	1,264,812
Jiayuan International Group Ltd.(1)	2,194,000	55,724
Jinchuan Group International Resources Co. Ltd.(2)	2,577,000	200,443
Jingrui Holdings Ltd.(1)	10,000	752
Jinke Smart Services Group Co. Ltd., H Shares	114,400	176,977
Jinxin Fertility Group Ltd.	2,839,500	2,260,362
Jiumaojiu International Holdings Ltd.(2)	387,000	935,149
JNBY Design Ltd.	126,000	157,738
Joy Spreader Group, Inc.(1)(2)	363,000	56,548
JOYY, Inc., ADR	40,575	1,274,055
Jutal Offshore Oil Services Ltd.(1)	186,000	9,854
Kangji Medical Holdings Ltd.	152,500	186,565
Kanzhun Ltd., ADR(1)	44,285	892,343
Kasen International Holdings Ltd.(1)	143,000	6,999
KE Holdings, Inc., ADR(1)	520,226	9,494,124
Keymed Biosciences, Inc.(1)(2)	247,500	1,990,432
Kingboard Holdings Ltd.	616,000	2,199,202
Kingboard Laminates Holdings Ltd.	820,500	1,023,217
Kingdee International Software Group Co. Ltd.(1)	706,000	1,319,135
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	49,049	188,839
Kingsoft Corp. Ltd.	434,400	1,434,222
Kuaishou Technology(1)	117,700	788,762
Kunlun Energy Co. Ltd.	2,708,000	2,169,770
KWG Group Holdings Ltd.(1)(2)	1,925,000	410,856
KWG Living Group Holdings Ltd.	1,283,249	244,327
Lee & Man Paper Manufacturing Ltd.(2)	914,000	395,608
Lenovo Group Ltd.	3,594,000	3,234,247
Leoch International Technology Ltd.(1)	122,000	31,255
LexinFintech Holdings Ltd., ADR(1)	104,878	290,512
Li Auto, Inc., ADR(1)	226,087	5,337,914
Li Ning Co. Ltd.	1,395,000	11,903,124
Lifetech Scientific Corp.(1)	2,944,000	1,096,441
Linklogis, Inc., Class B(1)(2)	833,500	391,665
Logan Group Co. Ltd.(1)	211,000	30,791
Longfor Group Holdings Ltd.(2)	656,500	1,879,319
Lonking Holdings Ltd.	1,310,000	237,150
Lufax Holding Ltd., ADR	339,366	733,031
Luye Pharma Group Ltd.(1)(2)	1,997,500	919,305
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	1,760,000	364,202
Maanshan Iron & Steel Co. Ltd., H Shares	60,000	14,009
Maoyan Entertainment(1)(2)	173,200	193,851
Meitu, Inc.(1)(2)	3,255,000	1,215,156
Meituan, Class B(1)	711,410	12,346,468
Metallurgical Corp. of China Ltd., H Shares	198,000	43,170
Midea Real Estate Holding Ltd.(2)	430,600	533,495

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Minsheng Education Group Co. Ltd.	254,000	$14,749
Minth Group Ltd.	1,316,000	3,419,747
MMG Ltd.(1)	3,844,000	1,084,204
Mobvista, Inc.(1)	142,000	72,946
Mulsanne Group Holding Ltd.(1)	87,500	32,096
Nam Tai Property, Inc.(1)	9,475	12,791
NetDragon Websoft Holdings Ltd.	309,000	703,297
NetEase, Inc., ADR	235,440	18,279,562
New China Life Insurance Co. Ltd., H Shares	690,400	1,673,223
New Horizon Health Ltd.(1)	253,500	1,060,822
New Oriental Education & Technology Group, Inc., ADR(1)	97,665	3,781,589
Nexteer Automotive Group Ltd.	713,000	452,955
Nine Dragons Paper Holdings Ltd.	1,423,000	1,159,572
NIO, Inc., ADR(1)	238,331	2,237,928
Niu Technologies, ADR(1)	15,203	63,853
Noah Holdings Ltd., ADR(1)	32,325	604,801
Nongfu Spring Co. Ltd., H Shares	558,200	3,133,268
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	5,186	35,887
Orient Overseas International Ltd.(2)	307,000	4,931,410
PDD Holdings, Inc., ADR(1)	201,380	17,667,067
Peijia Medical Ltd.(1)	128,000	185,933
People's Insurance Co. Group of China Ltd., H Shares	3,962,000	1,252,668
Perennial Energy Holdings Ltd.	320,000	38,759
PetroChina Co. Ltd., Class H	7,476,200	3,813,893
Pharmaron Beijing Co. Ltd., H Shares	18,450	103,460
PICC Property & Casualty Co. Ltd., H Shares	5,254,000	4,614,855
Ping An Healthcare & Technology Co. Ltd.(1)	200,800	460,172
Ping An Insurance Group Co. of China Ltd., H Shares	3,352,282	22,884,467
Poly Property Group Co. Ltd.	2,085,844	500,398
Pop Mart International Group Ltd.(2)	91,000	253,528
Postal Savings Bank of China Co. Ltd., H Shares(2)	3,734,000	2,243,396
Pou Sheng International Holdings Ltd.	171,000	18,345
Powerlong Real Estate Holdings Ltd.(2)	327,000	68,040
Prinx Chengshan Holdings Ltd.	1,000	693
Q Technology Group Co. Ltd.(1)	306,000	184,599
Radiance Holdings Group Co. Ltd.(2)	1,073,000	654,487
Redco Properties Group Ltd.(1)(2)	44,000	7,348
Road King Infrastructure Ltd.	27,000	13,367
Ronshine China Holdings Ltd.(1)(2)	202,500	22,995
Sany Heavy Equipment International Holdings Co. Ltd.	451,000	450,088
SCE Intelligent Commercial Management Holdings Ltd.	165,000	39,157
Seazen Group Ltd.(1)	4,136,000	1,392,288
Shandong Gold Mining Co. Ltd., H Shares	162,000	277,803
Shandong Hi-Speed New Energy Group Ltd.(1)(2)	7,260,000	50,954
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	1,096,400	1,769,771
Shanghai Electric Group Co. Ltd., H Shares(1)	208,000	48,228
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	42,500	124,339
Shanghai Industrial Holdings Ltd.	437,000	565,780
Shanghai Industrial Urban Development Group Ltd.	403,600	30,349
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	457,500	806,795

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Shanghai Pioneer Holding Ltd.	123,000	$32,107
Shenzhen Expressway Corp. Ltd., H Shares	416,000	373,612
Shenzhen International Holdings Ltd.	1,187,500	1,032,106
Shenzhen Investment Ltd.	1,130,000	206,254
Shenzhou International Group Holdings Ltd.	176,800	1,934,468
Shimao Group Holdings Ltd.(1)	245,000	137,960
Shimao Services Holdings Ltd.(1)(2)	1,109,000	321,367
Shinsun Holdings Group Co. Ltd.(1)	641,000	29,856
Shoucheng Holdings Ltd.	312,800	65,414
Shougang Fushan Resources Group Ltd.	2,593,249	833,046
Shui On Land Ltd.	6,676,000	825,283
Sihuan Pharmaceutical Holdings Group Ltd.	3,763,000	436,795
Simcere Pharmaceutical Group Ltd.(2)	1,026,000	1,334,610
Sino Biopharmaceutical Ltd.	12,984,500	6,703,788
Sino-Ocean Group Holding Ltd.	2,966,500	374,814
Sinopec Engineering Group Co. Ltd., H Shares	1,314,000	658,317
Sinopec Kantons Holdings Ltd.	482,000	165,971
Sinopec Shanghai Petrochemical Co. Ltd., Class H	318,400	54,807
Sinopharm Group Co. Ltd., H Shares	1,725,200	4,620,624
Sinotrans Ltd., H Shares	138,000	42,221
Sinotruk Hong Kong Ltd.	265,000	417,672
Skyworth Group Ltd.	2,752,924	1,510,299
SOHO China Ltd.(1)(2)	1,023,000	190,529
Sohu.com Ltd., ADR(1)	44,427	636,195
South Manganese Investment Ltd.(1)(2)	1,045,000	81,380
SSY Group Ltd.	1,456,000	873,044
Sun King Technology Group Ltd.(1)	708,000	167,018
Sunac Services Holdings Ltd.(2)	1,424,000	569,419
Sunny Optical Technology Group Co. Ltd.	611,600	6,955,009
Sunpower Group Ltd.(1)	104,600	27,949
SY Holdings Group Ltd.(2)	180,500	136,438
TCL Electronics Holdings Ltd.(1)	417,000	180,219
Tencent Holdings Ltd.	1,263,900	55,521,097
Tencent Music Entertainment Group, ADR(1)	342,424	2,581,877
Tian Ge Interactive Holdings Ltd.	9,000	756
Tian Lun Gas Holdings Ltd.(2)	137,500	86,962
Tiangong International Co. Ltd.	1,668,000	614,749
Tianneng Power International Ltd.(2)	1,154,000	1,480,445
Tibet Water Resources Ltd.(1)	19,000	1,042
Times China Holdings Ltd.(1)(2)	1,771,000	258,128
Times Neighborhood Holdings Ltd.	545,000	62,708
Tingyi Cayman Islands Holding Corp.	1,824,000	2,946,820
Tong Ren Tang Technologies Co. Ltd., H Shares	527,000	378,447
Tongcheng Travel Holdings Ltd.(1)	52,000	103,219
Tongda Group Holdings Ltd.(1)	2,745,000	44,841
Tongdao Liepin Group(1)(2)	68,800	113,761
Topsports International Holdings Ltd.	2,097,000	1,834,175
Towngas Smart Energy Co. Ltd.(1)	538,000	272,220
TravelSky Technology Ltd., H Shares	732,000	1,444,902
Trigiant Group Ltd.(1)	28,000	1,446

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Trip.com Group Ltd., ADR(1)	198,349	$7,051,307
Truly International Holdings Ltd.	1,800,000	252,510
Tsaker New Energy Tech Co. Ltd.	123,500	21,266
Tsingtao Brewery Co. Ltd., H Shares	428,000	4,224,265
Tuya, Inc., ADR(1)(2)	16,113	33,354
Uni-President China Holdings Ltd.	1,320,000	1,157,349
United Strength Power Holdings Ltd.	21,000	17,308
Up Fintech Holding Ltd., ADR(1)(2)	34,340	128,088
Venus MedTech Hangzhou, Inc., H Shares(1)	36,500	63,578
Vinda International Holdings Ltd.	377,000	1,038,386
Vipshop Holdings Ltd., ADR(1)	544,135	8,102,170
Viva Biotech Holdings(1)(2)	650,000	131,018
VNET Group, Inc., ADR(1)	196,453	779,918
Want Want China Holdings Ltd.	4,337,000	2,728,456
Wasion Holdings Ltd.	82,000	29,067
Weibo Corp., ADR(1)	107,552	2,224,175
Weichai Power Co. Ltd., H Shares	589,000	874,221
Weiqiao Textile Co., H Shares	80,000	13,868
West China Cement Ltd.	4,188,000	507,114
Wison Engineering Services Co. Ltd.(1)(2)	19,000	849
Wuling Motors Holdings Ltd.(2)	800,000	94,932
WuXi AppTec Co. Ltd., H Shares	40,604	433,202
Wuxi Biologics Cayman, Inc.(1)	596,000	4,172,089
X Financial, ADR(1)	464	1,485
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	1,379,000	1,471,820
Ximei Resources Holding Ltd.(1)	35,000	17,837
Xin Point Holdings Ltd.(2)	57,000	19,833
Xingda International Holdings Ltd.	154,482	32,284
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	146,000	110,714
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	367,400	331,412
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	256,000	40,186
Xinte Energy Co. Ltd., H Shares(2)	942,800	2,078,470
Xinyi Energy Holdings Ltd.	1,164,000	374,302
Xinyi Solar Holdings Ltd.	2,334,976	2,496,730
XPeng, Inc., Class A, ADR(1)(2)	31,117	277,564
Yadea Group Holdings Ltd.	816,000	1,751,293
Yankuang Energy Group Co. Ltd., H Shares(2)	1,298,000	3,915,210
Yeahka Ltd.(1)(2)	224,800	746,278
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	228,600	235,868
Yidu Tech, Inc.(1)(2)	465,200	509,828
Yihai International Holding Ltd.(1)	352,000	1,024,754
Yixin Group Ltd.(1)(2)	184,500	27,070
YuanShengTai Dairy Farm Ltd.(1)	190,000	4,565
Yuexiu Property Co. Ltd.	1,895,400	2,791,446
Yuexiu Services Group Ltd.	353,500	211,441
Yuexiu Transport Infrastructure Ltd.	1,324,000	747,081
Yum China Holdings, Inc.	284,229	16,692,769
Yuzhou Group Holdings Co. Ltd.(1)	1,722,955	84,694
Zengame Technology Holding Ltd.	396,000	151,588
Zhaojin Mining Industry Co. Ltd., H Shares(1)	1,196,500	1,256,461

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Zhejiang Expressway Co. Ltd., H Shares	1,872,000	$1,509,805
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	124,400	125,279
Zhenro Properties Group Ltd.(1)	2,338,000	98,462
Zhong An Group Ltd.(1)	415,000	12,432
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	400	1,152
Zhongsheng Group Holdings Ltd.	316,000	1,578,492
Zhongyu Energy Holdings Ltd.	175,000	121,778
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	849,000	428,896
Zhuguang Holdings Group Co. Ltd.(1)(2)	616,000	69,070
Zijin Mining Group Co. Ltd., H Shares	2,894,000	4,379,667
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	608,400	351,490
ZTO Express Cayman, Inc., ADR	317,750	7,645,065
		758,088,509
Colombia — 0.1%
Banco Davivienda SA, Preference Shares	24,226	124,634
Bancolombia SA	50,068	369,887
Bancolombia SA, ADR	40,996	1,047,858
Cementos Argos SA	6,574	4,075
Corp. Financiera Colombiana SA(1)	24,838	53,669
Ecopetrol SA, ADR	159,903	1,773,324
Empresa de Telecomunicaciones de Bogota(1)	18,600	320
Grupo Argos SA	159,091	317,564
Interconexion Electrica SA ESP	108,576	384,529
		4,075,860
Czech Republic — 0.2%
CEZ AS	74,578	3,477,266
Komercni banka AS	33,737	1,136,480
Moneta Money Bank AS	229,605	874,670
		5,488,416
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	1,404,809	2,083,712
Greece — 0.5%
Alpha Services & Holdings SA(1)	1,223,282	1,914,016
Athens Water Supply & Sewage Co. SA	3,091	23,188
Eurobank Ergasias Services & Holdings SA, Class A(1)	1,014,256	1,554,774
Fourlis Holdings SA	364	1,503
GEK Terna Holding Real Estate Construction SA(1)	17,867	224,651
Hellenic Exchanges - Athens Stock Exchange SA	8,827	40,925
Hellenic Telecommunications Organization SA	31,565	484,208
Helleniq Energy Holdings SA	25,979	229,722
Intracom Holdings SA(1)	19,243	38,275
JUMBO SA	38,086	760,499
LAMDA Development SA(1)	8,171	56,319
Motor Oil Hellas Corinth Refineries SA	64,443	1,706,303
Mytilineos SA	15,912	429,310
National Bank of Greece SA(1)	246,250	1,377,831
OPAP SA	47,001	729,500
Piraeus Financial Holdings SA(1)	427,144	1,082,913
Public Power Corp. SA(1)	99,543	873,149
Sunrisemezz PLC(1)	41,774	5,609

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Terna Energy SA	25,368	$527,465
Titan Cement International SA(1)	16,364	277,012
Viohalco SA	30,134	146,439
		12,483,611
Hong Kong — 0.1%
Beijing Energy International Holding Co. Ltd.(1)	70,000	1,757
Brilliance China Automotive Holdings Ltd.	338,000	169,087
China Isotope & Radiation Corp.	14,400	31,224
China Zhongwang Holdings Ltd.(1)	525,200	112,408
Glory Sun Financial Group Ltd.(1)(2)	283,999	13,389
IMAX China Holding, Inc.	32,000	37,477
JH Educational Technology, Inc.(1)	102,000	16,558
JW Cayman Therapeutics Co. Ltd.(1)	36,000	20,382
Powerlong Commercial Management Holdings Ltd.(2)	96,000	70,601
Tianyun International Holdings Ltd.(1)	84,000	14,769
Wharf Holdings Ltd.	1,007,000	2,229,790
		2,717,442
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	79,956	87,338
MOL Hungarian Oil & Gas PLC	331,576	2,517,881
OTP Bank Nyrt	75,192	2,277,782
Richter Gedeon Nyrt	45,668	957,277
		5,840,278
India — 15.3%
360 ONE WAM Ltd.	13,190	274,771
63 Moons Technologies Ltd.(1)	6,904	17,051
Aarti Drugs Ltd.	9,663	42,786
Aarti Industries Ltd.	7,452	47,658
Aarti Pharmalabs Ltd.(1)	1,863	6,819
ABB India Ltd.	3,861	150,163
ACC Ltd.	80,944	1,694,347
Accelya Solutions India Ltd.	2,877	39,799
Action Construction Equipment Ltd.	25,648	106,690
Adani Enterprises Ltd.	39,537	651,677
Adani Green Energy Ltd.(1)	57,476	336,600
Adani Ports & Special Economic Zone Ltd.	171,502	1,227,819
Adani Power Ltd.(1)	426,844	753,911
Adani Total Gas Ltd.	72,615	595,225
Adani Transmission Ltd.(1)	112,848	875,628
Aditya Birla Capital Ltd.(1)	451,990	796,493
Advanced Enzyme Technologies Ltd.	16,916	57,097
Aegis Logistics Ltd.	94,747	417,117
Affle India Ltd.(1)	3,390	41,955
AGI Greenpac Ltd.	34,439	143,961
AIA Engineering Ltd.	9,387	300,758
Ajanta Pharma Ltd.	27,278	389,894
Akzo Nobel India Ltd.	1,400	36,402
Alembic Ltd.	8,551	6,311
Alembic Pharmaceuticals Ltd.	35,995	222,498
Alkyl Amines Chemicals	4,913	148,592

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Allcargo Logistics Ltd.	89,445	$399,991
Alok Industries Ltd.(1)	45,160	6,826
Amara Raja Batteries Ltd.	187,250	1,256,619
Ambika Cotton Mills Ltd.	1,427	24,899
Ambuja Cements Ltd.	307,187	1,270,108
Amrutanjan Health Care Ltd.	2,916	21,478
Anant Raj Ltd.	234,189	296,479
Andhra Sugars Ltd.	26,768	38,062
Apar Industries Ltd.	24,269	674,577
Apcotex Industries Ltd.	6,865	34,642
APL Apollo Tubes Ltd.	78,092	1,123,351
Apollo Hospitals Enterprise Ltd.	40,940	2,178,125
Apollo Tyres Ltd.	493,484	1,868,872
Aptech Ltd.	7,681	30,401
Arvind Fashions Ltd.(1)	4,959	16,607
Arvind Ltd.(1)	83,750	83,873
Asahi India Glass Ltd.	25,171	146,593
Ashok Leyland Ltd.	748,441	1,316,191
Ashoka Buildcon Ltd.(1)	112,321	101,195
Asian Paints Ltd.	28,362	969,437
Astec Lifesciences Ltd.	1,514	24,710
Aster DM Healthcare Ltd.(1)	157,336	423,707
Astra Microwave Products Ltd.	46,508	146,310
Astral Ltd.	23,615	539,016
AstraZeneca Pharma India Ltd.	328	13,264
Atul Ltd.	2,495	212,148
AU Small Finance Bank Ltd.	74,212	531,751
Aurobindo Pharma Ltd.	237,370	1,327,835
Avadh Sugar & Energy Ltd.	7,220	36,348
Avanti Feeds Ltd.	12,625	55,824
Avenue Supermarts Ltd.(1)	7,242	299,065
Axis Bank Ltd., GDR	59,445	3,009,812
Bajaj Auto Ltd.	25,337	1,121,353
Bajaj Consumer Care Ltd.	87,518	172,644
Bajaj Electricals Ltd.	82,797	1,092,849
Bajaj Finance Ltd.	67,139	4,957,597
Bajaj Finserv Ltd.	98,346	1,586,065
Bajaj Hindusthan Sugar Ltd.(1)	1,372,239	207,400
Balaji Amines Ltd.	4,613	122,594
Balkrishna Industries Ltd.	22,617	550,693
Balmer Lawrie & Co. Ltd.	12,135	16,768
Balrampur Chini Mills Ltd.	205,322	886,244
Bandhan Bank Ltd.(1)	252,788	705,273
BASF India Ltd.	6,392	177,827
Bata India Ltd.	12,210	208,288
Bayer CropScience Ltd.	2,143	110,927
BEML Ltd.	1,894	28,467
BEML Land Assets Ltd.(1)	1,894	8,133
Berger Paints India Ltd.	50,810	355,847
Best Agrolife Ltd.	12,834	172,502

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Bhansali Engineering Polymers Ltd.	11,499	$14,336
Bharat Bijlee Ltd.	699	21,545
Bharat Electronics Ltd.	3,170,519	3,625,768
Bharat Forge Ltd.	39,007	384,664
Bharat Heavy Electricals Ltd.	906,765	764,898
Bharat Petroleum Corp. Ltd.	619,168	2,377,318
Bharat Rasayan Ltd.	356	37,910
Bharti Airtel Ltd.	232,596	2,086,911
Bharti Airtel Ltd.	16,614	72,670
Biocon Ltd.	71,337	197,610
Birla Corp. Ltd.	16,789	176,641
Birlasoft Ltd.	75,089	249,677
BLS International Services Ltd.	111,562	209,593
Blue Dart Express Ltd.	3,816	286,466
Blue Star Ltd.	23,928	415,404
Bombay Burmah Trading Co.	7,835	84,185
Bombay Dyeing & Manufacturing Co. Ltd.(1)	1,774	1,408
Borosil Renewables Ltd.(1)	26,866	152,416
Bosch Ltd.	489	106,379
Brigade Enterprises Ltd.	201,367	1,186,779
Brightcom Group Ltd.	638,652	176,961
Britannia Industries Ltd.	41,237	2,225,008
BSE Ltd.	54,275	289,110
Butterfly Gandhimathi Appliances Ltd.(1)	136	2,132
Camlin Fine Sciences Ltd.(1)	28,262	47,577
Can Fin Homes Ltd.	82,748	575,255
Canara Bank	228,390	771,409
Capacit'e Infraprojects Ltd.(1)	37,010	54,636
Caplin Point Laboratories Ltd.	7,672	60,604
Capri Global Capital Ltd.	100	822
Carborundum Universal Ltd.	26,856	317,576
Care Ratings Ltd.	15,230	120,612
Castrol India Ltd.	430,610	597,564
CCL Products India Ltd.	48,413	320,142
Ceat Ltd.	11,847	198,115
Central Depository Services India Ltd.	31,243	373,488
Century Enka Ltd.	6,013	25,573
Century Plyboards India Ltd.	23,590	144,126
Century Textiles & Industries Ltd.	18,862	138,550
Cera Sanitaryware Ltd.	3,485	274,470
CESC Ltd.	279,496	234,353
CG Power & Industrial Solutions Ltd.(1)	26,937	99,308
Chalet Hotels Ltd.(1)	8,387	37,179
Chambal Fertilisers & Chemicals Ltd.	141,267	468,892
Chennai Petroleum Corp. Ltd.	46,465	125,830
Cholamandalam Financial Holdings Ltd.	3,258	22,655
Cholamandalam Investment & Finance Co. Ltd.	243,141	2,222,907
Cipla Ltd.	190,760	2,089,991
City Union Bank Ltd.	596,884	998,769
Coal India Ltd.	1,142,755	2,976,241

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Cochin Shipyard Ltd.	77,689	$424,661
Coforge Ltd.	10,668	554,218
Colgate-Palmolive India Ltd.	64,161	1,143,061
Computer Age Management Services Ltd.	22,790	622,381
Confidence Petroleum India Ltd.	84,023	61,516
Container Corp. of India Ltd.	115,979	827,784
Coromandel International Ltd.	119,522	1,298,433
Cosmo First Ltd.(1)	13,104	100,784
CreditAccess Grameen Ltd.(1)	48,551	566,343
CRISIL Ltd.	3,327	136,227
Crompton Greaves Consumer Electricals Ltd.	73,110	268,493
CSB Bank Ltd.(1)	26,724	74,013
Cummins India Ltd.	29,478	559,537
Cyient Ltd.	77,496	884,601
Dabur India Ltd.	182,147	1,172,746
Dalmia Bharat Ltd.	44,691	990,810
Dalmia Bharat Sugar & Industries Ltd.	13,724	52,570
Datamatics Global Services Ltd.	12,650	45,693
DB Corp. Ltd.	56,252	64,002
DCB Bank Ltd.	185,400	251,615
DCM Shriram Ltd.	57,818	569,942
Deccan Cements Ltd.	2,682	14,379
Deepak Fertilisers & Petrochemicals Corp. Ltd.	106,512	795,122
Deepak Nitrite Ltd.	49,941	1,085,843
Delta Corp. Ltd.	21,685	49,211
DEN Networks Ltd.(1)	50,404	18,405
Dhampur Bio Organics Ltd.(1)	14,248	25,420
Dhampur Sugar Mills Ltd.	40,428	101,596
Dhani Services Ltd.(1)	85,171	31,489
Dhanuka Agritech Ltd.	3,413	27,384
Dilip Buildcon Ltd.	19,598	46,337
Dish TV India Ltd.(1)	1,493,412	250,811
Dishman Carbogen Amcis Ltd.(1)	31,845	45,150
Divi's Laboratories Ltd.	37,882	1,293,701
Dixon Technologies India Ltd.	4,584	160,116
DLF Ltd.	148,612	631,576
D-Link India Ltd.	16,108	44,524
Dolat Algotech Ltd.	16,966	10,170
Dollar Industries Ltd.	6,412	24,473
Dr Lal PathLabs Ltd.	27,104	651,790
Dr Reddy's Laboratories Ltd., ADR	68,587	3,583,671
Dwarikesh Sugar Industries Ltd.	160,364	159,542
eClerx Services Ltd.	15,771	265,891
Edelweiss Financial Services Ltd.	445,618	347,313
Eicher Motors Ltd.	35,195	1,320,892
EID Parry India Ltd.	130,767	794,292
EIH Ltd.(1)	32,352	61,485
Elecon Engineering Co. Ltd.	60,707	289,364
Electrosteel Castings Ltd.	189,999	77,660
Emami Ltd.	181,366	875,657

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Endurance Technologies Ltd.	8,816	$133,123
Engineers India Ltd.	349,432	301,397
EPL Ltd.	50,090	97,188
Equitas Small Finance Bank Ltd.(1)	372,120	321,851
Eris Lifesciences Ltd.	8,852	67,922
Escorts Kubota Ltd.	32,530	816,328
Ester Industries Ltd.	21,161	23,488
Eveready Industries India Ltd.(1)	17,861	68,091
Everest Industries Ltd.	9,022	79,126
Everest Kanto Cylinder Ltd.	14,324	13,137
Excel Industries Ltd.	2,396	26,444
Exide Industries Ltd.(1)	231,066	489,765
FDC Ltd.(1)	32,405	102,951
Federal Bank Ltd.	1,966,577	3,068,404
FIEM Industries Ltd.	2,287	42,844
Filatex India Ltd.	39,020	18,323
Fine Organic Industries Ltd.	1,757	98,247
Finolex Cables Ltd.	66,418	566,846
Finolex Industries Ltd.	295,683	604,136
Firstsource Solutions Ltd.	31,653	43,088
Force Motors Ltd.	5,809	84,802
Fortis Healthcare Ltd.(1)	6,563	21,207
Future Consumer Ltd.(1)	738,951	7,143
Gabriel India Ltd.	15,306	28,219
GAIL India Ltd.	818,469	1,016,013
Galaxy Surfactants Ltd.	2,255	64,491
Ganesha Ecosphere Ltd.	2,544	27,350
Garden Reach Shipbuilders & Engineers Ltd.	26,723	133,304
Gateway Distriparks Ltd.	127,972	91,348
General Insurance Corp. of India	46,922	82,604
Genus Power Infrastructures Ltd.	50,411	54,205
Geojit Financial Services Ltd.	18,976	10,151
GHCL Ltd.	140,919	876,438
GIC Housing Finance Ltd.	9,147	18,241
GlaxoSmithKline Pharmaceuticals Ltd.	15,492	250,312
Glenmark Pharmaceuticals Ltd.	199,164	1,032,351
Globus Spirits Ltd.	10,878	109,240
GMM Pfaudler Ltd.	17,511	345,488
GMR Airports Infrastructure Ltd.(1)	442,219	202,612
Godawari Power & Ispat Ltd.	41,518	171,551
Godrej Agrovet Ltd.	886	4,691
Godrej Consumer Products Ltd.(1)	21,348	238,333
Godrej Properties Ltd.(1)	16,079	213,824
Gokaldas Exports Ltd.(1)	19,364	90,001
Goodluck India Ltd.	7,850	39,187
Granules India Ltd.	124,750	422,414
Graphite India Ltd.	33,367	116,229
Grasim Industries Ltd.	135,152	2,578,074
Great Eastern Shipping Co. Ltd.	151,632	1,010,951
Greaves Cotton Ltd.	5,536	8,568

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Greenpanel Industries Ltd.	36,834	$124,862
Greenply Industries Ltd.	47,311	77,552
Gufic Biosciences Ltd.	21,615	55,396
Gujarat Alkalies & Chemicals Ltd.	15,153	113,489
Gujarat Ambuja Exports Ltd.	73,656	203,099
Gujarat Fluorochemicals Ltd.	5,413	205,764
Gujarat Gas Ltd.	85,202	520,158
Gujarat Industries Power Co. Ltd.	24,476	22,947
Gujarat Mineral Development Corp. Ltd.	89,211	143,891
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	181,151	1,151,286
Gujarat Pipavav Port Ltd.	382,655	485,763
Gujarat State Fertilizers & Chemicals Ltd.	185,622	280,729
Gujarat State Petronet Ltd.	181,074	619,289
Happiest Minds Technologies Ltd.	7,577	78,354
Hathway Cable & Datacom Ltd.(1)	327,684	60,018
Havells India Ltd.	86,005	1,244,458
HBL Power Systems Ltd.	108,784	131,071
HCL Technologies Ltd.	505,048	6,576,454
HDFC Asset Management Co. Ltd.	12,935	282,947
HDFC Life Insurance Co. Ltd.	60,548	357,751
HEG Ltd.	11,608	135,068
HeidelbergCement India Ltd.	21,787	45,301
Heritage Foods Ltd.	4,758	8,248
Hero MotoCorp Ltd.	41,951	1,226,821
HFCL Ltd.	423,742	326,924
HG Infra Engineering Ltd.	10,845	93,789
Hikal Ltd.	45,507	162,532
HIL Ltd.	1,459	39,752
Himadri Speciality Chemical Ltd., ADR	305,481	308,215
Himatsingka Seide Ltd.	11,317	10,411
Hindalco Industries Ltd.	1,049,587	5,063,182
Hinduja Global Solutions Ltd.	6,962	109,776
Hindustan Construction Co. Ltd.(1)	303,293	51,308
Hindustan Copper Ltd.	204,873	240,778
Hindustan Oil Exploration Co. Ltd.(1)	16,740	27,932
Hindustan Petroleum Corp. Ltd.	540,092	1,407,105
Hindustan Unilever Ltd.	163,692	4,868,492
Hindware Home Innovation Ltd.(1)	12,944	57,581
Housing Development Finance Corp. Ltd.	431,974	13,617,674
I G Petrochemicals Ltd.	7,893	38,209
ICICI Bank Ltd., ADR	464,148	9,598,581
ICICI Lombard General Insurance Co. Ltd.	58,978	785,800
ICICI Prudential Life Insurance Co. Ltd.	62,871	310,639
IDFC First Bank Ltd.(1)	1,965,093	1,309,388
IDFC Ltd.	1,046,047	960,872
IFB Industries Ltd.(1)	1,596	15,896
IFCI Ltd.(1)	638,326	84,076
IIFL Finance Ltd.	162,425	841,119
IIFL Securities Ltd.	68,787	45,390
India Cements Ltd.	146,211	330,532

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
India Glycols Ltd.	6,368	$44,821
Indiabulls Housing Finance Ltd.(1)	551,726	671,905
Indiabulls Real Estate Ltd.(1)	468,645	326,236
IndiaMart InterMesh Ltd.	12,120	710,240
Indian Bank	219,909	683,247
Indian Energy Exchange Ltd.	179,942	314,321
Indian Hotels Co. Ltd.	121,396	455,900
Indian Metals & Ferro Alloys Ltd.	12,770	48,156
Indian Oil Corp. Ltd.	1,388,448	1,277,418
Indian Overseas Bank(1)	35,971	10,564
Indian Railway Catering & Tourism Corp. Ltd.	84,463	621,664
Indo Count Industries Ltd.	24,311	37,919
Indraprastha Medical Corp. Ltd.	21,721	20,729
Indus Towers Ltd.	448,100	925,581
Infibeam Avenues Ltd.(1)	155,146	29,627
Info Edge India Ltd.	26,578	1,121,492
Infosys Ltd., ADR	1,126,132	20,202,808
Inox Wind Ltd.(1)	43,385	53,342
Insecticides India Ltd.	3,039	16,619
Intellect Design Arena Ltd.	40,071	217,859
InterGlobe Aviation Ltd.(1)	16,083	360,754
IOL Chemicals & Pharmaceuticals Ltd.	17,417	59,894
ION Exchange India Ltd.	1,727	70,328
Ipca Laboratories Ltd.	61,901	604,703
IRB Infrastructure Developers Ltd.	885,410	313,432
IRCON International Ltd.	515,508	322,211
ISGEC Heavy Engineering Ltd.	2,727	14,538
ITD Cementation India Ltd.	97,189	114,212
J Kumar Infraprojects Ltd.	48,725	145,791
Jagran Prakashan Ltd.	44,477	36,800
Jai Corp. Ltd.	112,864	160,701
Jain Irrigation Systems Ltd.(1)	283,475	91,285
Jaiprakash Associates Ltd.(1)	521,016	54,770
Jaiprakash Power Ventures Ltd.(1)	4,156,083	333,825
Jammu & Kashmir Bank Ltd.(1)	487,451	289,816
Jamna Auto Industries Ltd.	36,500	44,564
JB Chemicals & Pharmaceuticals Ltd.	4,634	108,617
JBM Auto Ltd.	13,780	95,567
Jindal Poly Films Ltd.	9,031	64,302
Jindal Saw Ltd.	75,959	137,798
Jindal Stainless Hisar Ltd.(1)	71,738	424,830
Jindal Stainless Ltd.(1)	222,595	718,824
Jindal Steel & Power Ltd.	440,656	2,927,048
JK Cement Ltd.	26,009	869,126
JK Lakshmi Cement Ltd.	105,550	857,907
JK Paper Ltd.	245,562	1,150,903
JK Tyre & Industries Ltd.	96,052	171,035
JM Financial Ltd.	719,112	567,342
Johnson Controls-Hitachi Air Conditioning India Ltd.(1)	497	6,960
JSW Energy Ltd.	101,564	288,172

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
JSW Steel Ltd.	467,029	$3,769,353
Jubilant Foodworks Ltd.	132,601	706,200
Jubilant Ingrevia Ltd.	105,390	567,826
Jubilant Pharmova Ltd.	18,288	67,655
Just Dial Ltd.(1)	11,644	81,256
Kajaria Ceramics Ltd.	65,677	853,004
Kalpataru Power Transmission Ltd.	78,184	500,932
Kalyani Steels Ltd.	4,946	18,387
Karnataka Bank Ltd.	194,782	333,098
Karur Vysya Bank Ltd.	967,057	1,191,830
Kaveri Seed Co. Ltd.	17,663	110,222
KCP Ltd.	13,450	15,184
KEC International Ltd.	191,410	1,039,547
KEI Industries Ltd.	43,997	864,186
Kellton Tech Solutions Ltd.(1)	21,339	13,070
Kennametal India Ltd.	3,609	87,293
Kiri Industries Ltd.(1)	10,180	34,244
Kirloskar Ferrous Industries Ltd.	59,304	310,904
Kirloskar Oil Engines Ltd.	67,680	257,877
Kitex Garments Ltd.	19,681	33,595
KNR Constructions Ltd.	85,833	265,645
Kolte-Patil Developers Ltd.	28,083	91,337
Kotak Mahindra Bank Ltd.	165,933	3,466,986
KPI Green Energy Ltd.	17,288	90,630
KPIT Technologies Ltd.	130,385	1,306,816
KPR Mill Ltd.	41,092	285,728
KRBL Ltd.	85,035	348,309
L&T Finance Holdings Ltd.	915,474	966,243
L&T Technology Services Ltd.	5,165	229,955
Larsen & Toubro Ltd.	363,089	9,254,000
Latent View Analytics Ltd.(1)	8,244	34,473
Laurus Labs Ltd.	232,249	882,463
LG Balakrishnan & Bros Ltd.	27,195	222,055
LIC Housing Finance Ltd.	354,189	1,500,646
Lincoln Pharmaceuticals Ltd.	6,400	25,452
Linde India Ltd.	3,880	174,555
LT Foods Ltd.	310,337	362,266
LTIMindtree Ltd.	34,144	1,947,903
Lupin Ltd.	193,778	1,544,370
LUX Industries Ltd.(1)	805	12,386
Mahanagar Gas Ltd.	55,808	604,475
Maharashtra Scooters Ltd.	500	26,934
Maharashtra Seamless Ltd.	31,656	116,032
Mahindra & Mahindra Financial Services Ltd.	496,045	1,509,282
Mahindra & Mahindra Ltd.	425,199	6,523,847
Mahindra CIE Automotive Ltd.	32,508	166,684
Mahindra Holidays & Resorts India Ltd.(1)	7,144	23,616
Mahindra Lifespace Developers Ltd.	5,296	23,836
Mahindra Logistics Ltd.	28,609	128,035
Maithan Alloys Ltd.	5,265	57,623

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Man Infraconstruction Ltd.	41,698	$39,248
Manali Petrochemicals Ltd.	80,005	65,312
Manappuram Finance Ltd.	723,445	897,899
Mangalam Cement Ltd.	7,000	22,012
Marico Ltd.(1)	188,350	1,119,796
Marksans Pharma Ltd.	149,431	121,887
Maruti Suzuki India Ltd.	21,523	2,243,043
MAS Financial Services Ltd.	10,285	101,354
Mastek Ltd.	4,905	97,700
Max Financial Services Ltd.(1)	62,786	525,508
Max Healthcare Institute Ltd.(1)	142,084	731,863
Mayur Uniquoters Ltd.	3,977	23,422
Mazagon Dock Shipbuilders Ltd.	14,877	129,389
Meghmani Finechem Ltd.	9,434	116,654
Meghmani Organics Ltd.	109,721	122,868
Metropolis Healthcare Ltd.	12,846	203,562
Minda Corp. Ltd.	25,905	60,388
Mirza International Ltd.(1)	31,525	105,442
Mishra Dhatu Nigam Ltd.	22,478	53,449
MOIL Ltd.	40,373	73,471
Mold-Tek Packaging Ltd.	2,551	29,461
Motherson Sumi Wiring India Ltd.	274,681	164,426
Motilal Oswal Financial Services Ltd.	28,303	205,317
Mphasis Ltd.	34,403	846,052
MRF Ltd.	1,055	1,087,318
Mrs Bectors Food Specialities Ltd.	11,952	72,357
MSTC Ltd.	10,973	35,914
Multi Commodity Exchange of India Ltd.	34,818	590,173
Muthoot Finance Ltd.	85,151	1,001,069
Narayana Hrudayalaya Ltd.	55,157	499,666
Natco Pharma Ltd.	30,624	199,169
National Aluminium Co. Ltd.	1,094,487	1,035,001
National Fertilizers Ltd.(1)	53,307	40,076
Nava Ltd.	83,969	234,536
Navneet Education Ltd.	18,910	22,635
NBCC India Ltd.	494,783	199,103
NCC Ltd.	1,218,752	1,310,855
NCL Industries Ltd.	7,144	14,611
NELCO Ltd.	10,660	74,142
Neogen Chemicals Ltd.	3,235	49,502
NESCO Ltd.	6,909	43,339
Nestle India Ltd.	10,408	2,349,153
Neuland Laboratories Ltd.	2,794	54,510
New Delhi Television Ltd.(1)	4,487	10,300
Newgen Software Technologies Ltd.	4,838	25,613
NIIT Ltd.(1)	47,453	182,059
Nilkamal Ltd.	800	17,203
Nippon Life India Asset Management Ltd.	105,129	281,317
NLC India Ltd.	136,872	130,383
NOCIL Ltd.	26,410	70,360

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
NTPC Ltd.	2,579,992	$5,321,446
Oberoi Realty Ltd.	57,347	594,167
Oil & Natural Gas Corp. Ltd.	1,027,020	1,884,426
Oil India Ltd.	222,676	663,760
Olectra Greentech Ltd.	7,637	45,972
OnMobile Global Ltd.	15,331	12,552
Oracle Financial Services Software Ltd.	22,076	845,717
Orient Cement Ltd.	131,141	176,403
Orient Electric Ltd.	37,916	125,331
Orient Paper & Industries Ltd.	66,746	30,028
Page Industries Ltd.	1,721	789,901
Paisalo Digital Ltd.	80,425	57,600
Panama Petrochem Ltd.	12,000	43,122
Parag Milk Foods Ltd.(1)	18,882	17,926
Patel Engineering Ltd.(1)	77,852	12,796
Patel Engineering Ltd.(1)	38,926	6,404
PC Jeweller Ltd.(1)	57,549	18,836
PCBL Ltd.	189,016	271,461
Persistent Systems Ltd.	39,631	2,295,082
Petronet LNG Ltd.	690,088	1,855,647
Phoenix Mills Ltd.	5,274	88,187
PI Industries Ltd.	15,819	592,635
Pidilite Industries Ltd.	13,424	373,275
Piramal Enterprises Ltd.	36,638	341,196
Piramal Pharma Ltd.(1)	111,040	106,075
PNB Gilts Ltd.	22,203	16,026
PNB Housing Finance Ltd.(1)	65,869	475,460
PNC Infratech Ltd.	151,077	499,737
Pokarna Ltd.	6,924	24,061
Poly Medicure Ltd.	2,282	25,845
Polycab India Ltd.	8,365	311,519
Polyplex Corp. Ltd.	16,298	266,419
Poonawalla Fincorp Ltd.	59,543	207,940
Power Finance Corp. Ltd.	70,033	123,084
Power Grid Corp. of India Ltd.	1,468,237	3,944,134
Power Mech Projects Ltd.	5,758	140,929
Praj Industries Ltd.	164,604	698,420
Prakash Industries Ltd.(1)	19,502	12,761
Prestige Estates Projects Ltd.	68,690	337,025
Pricol Ltd.(1)	65,551	148,948
Prince Pipes & Fittings Ltd.	12,478	83,311
Prism Johnson Ltd.(1)	51,053	64,297
Privi Speciality Chemicals Ltd.	2,600	29,375
Procter & Gamble Health Ltd.	55	3,111
PSP Projects Ltd.	8,955	72,386
PTC India Ltd.	142,225	151,500
PVR Ltd.(1)	6,884	126,422
Quess Corp. Ltd.	50,647	216,403
Radico Khaitan Ltd.	29,161	409,278
Rain Industries Ltd.	3,155	5,852

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Rajesh Exports Ltd.	19,058	$151,582
Rallis India Ltd.	30,724	72,982
Ramco Cements Ltd.	123,668	1,067,994
Ramco Industries Ltd.	7,096	11,565
Ramkrishna Forgings Ltd.	20,160	63,028
Ramky Infrastructure Ltd.(1)	7,149	24,040
Rashtriya Chemicals & Fertilizers Ltd.	271,263	319,695
Raymond Ltd.	53,837	826,726
RBL Bank Ltd.(1)	532,182	1,002,083
REC Ltd.	1,373,119	1,897,322
Redington Ltd.	782,819	1,611,805
Reliance Industrial Infrastructure Ltd.	1,798	17,425
Reliance Industries Ltd., GDR	400,237	22,246,318
Reliance Infrastructure Ltd.(1)	177,127	279,973
Reliance Power Ltd.(1)	3,661,480	433,815
Repco Home Finance Ltd.	40,942	96,351
Restaurant Brands Asia Ltd.(1)	30,857	34,836
Rhi Magnesita India Ltd.	18,440	142,826
RITES Ltd.	48,741	192,229
Route Mobile Ltd.	18,300	297,284
RPG Life Sciences Ltd.	5,620	58,178
RSWM Ltd.	8,000	15,218
Rupa & Co. Ltd.	8,000	19,808
Sagar Cements Ltd.	9,772	24,376
Samvardhana Motherson International Ltd.	1,341,247	1,291,180
Sanghi Industries Ltd.(1)	10,104	7,322
Sanofi India Ltd.	8,412	594,433
Sarda Energy & Minerals Ltd.	8,082	107,524
Saregama India Ltd.	220	879
Satia Industries Ltd.	20,542	28,428
SBI Cards & Payment Services Ltd.	74,934	679,759
SBI Life Insurance Co. Ltd.	40,013	542,058
Schaeffler India Ltd.	12,595	454,095
Schneider Electric Infrastructure Ltd.(1)	16,540	32,358
SEAMEC Ltd.(1)	1,917	13,454
Sequent Scientific Ltd.(1)	4,729	3,558
SH Kelkar & Co. Ltd.	10,925	14,975
Shankara Building Products Ltd.	4,974	41,603
Sharda Cropchem Ltd.	16,930	96,214
Share India Securities Ltd.	14,464	186,893
Shilpa Medicare Ltd.	9,817	30,538
Shipping Corp. of India Ltd.	153,814	222,449
Shoppers Stop Ltd.(1)	6,127	48,117
Shree Cement Ltd.	2,871	905,260
Shree Digvijay Cement Co. Ltd.	24,457	18,997
Shree Renuka Sugars Ltd.(1)	142,059	74,826
Shriram Finance Ltd.	235,011	3,417,279
Siemens Ltd.	8,514	334,168
Siyaram Silk Mills Ltd.	4,811	26,325
SKF India Ltd.	3,745	202,071

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sobha Ltd.	52,651	$366,622
Solar Industries India Ltd.	3,514	166,532
SOM Distilleries & Breweries Ltd.	31,249	43,288
Somany Ceramics Ltd.	5,124	33,344
Sonata Software Ltd.	89,690	787,487
South Indian Bank Ltd.(1)	1,335,753	270,413
Southern Petrochemical Industries Corp. Ltd.	114,672	80,340
Spandana Sphoorty Financial Ltd.(1)	16,835	117,576
SRF Ltd.	53,228	1,394,821
Star Cement Ltd.(1)	22,000	29,159
State Bank of India, GDR	69,546	4,361,180
Sterling & Wilson Renewable(1)	17,454	61,616
Sterlite Technologies Ltd.	54,881	105,198
Strides Pharma Science Ltd.(1)	38,507	139,437
Sudarshan Chemical Industries Ltd.	20,068	89,721
Sumitomo Chemical India Ltd.	29,259	158,255
Sun Pharma Advanced Research Co. Ltd.(1)	5,387	12,388
Sun Pharmaceutical Industries Ltd.	411,752	4,761,847
Sun TV Network Ltd.	79,075	409,799
Sundaram Finance Ltd.	5,399	149,309
Sundram Fasteners Ltd.	15,109	179,660
Sunflag Iron & Steel Co. Ltd.(1)	32,298	51,127
Sunteck Realty Ltd.	25,538	92,906
Suprajit Engineering Ltd.	30,007	128,064
Supreme Industries Ltd.	27,378	913,974
Supreme Petrochem Ltd.	28,578	128,468
Surya Roshni Ltd.	16,351	132,014
Suven Pharmaceuticals Ltd.	46,633	270,578
Suzlon Energy Ltd.(1)	537,185	53,219
Suzlon Energy Ltd.(1)	127,901	8,052
Swaraj Engines Ltd.	1,157	21,422
Syngene International Ltd.	64,385	451,999
Tamil Nadu Newsprint & Papers Ltd.	42,975	108,390
Tamilnadu Petroproducts Ltd.	58,751	56,202
Tanla Platforms Ltd.	78,588	640,970
TARC Ltd.(1)	108,216	47,492
Tata Chemicals Ltd.	99,305	1,170,148
Tata Communications Ltd.	65,780	961,038
Tata Consultancy Services Ltd.	231,675	9,275,341
Tata Consumer Products Ltd.	138,785	1,200,095
Tata Elxsi Ltd.	11,633	861,630
Tata Investment Corp. Ltd.	15,178	373,745
Tata Metaliks Ltd.	6,955	61,292
Tata Motors Ltd.(1)	832,975	4,231,579
Tata Power Co. Ltd.	625,483	1,531,572
Tata Steel Long Products Ltd.	8,116	60,064
Tata Steel Ltd.	5,428,831	6,827,662
Tata Teleservices Maharashtra Ltd.(1)	42,691	28,913
TCI Express Ltd.	4,850	92,627
TeamLease Services Ltd.(1)	2,705	82,197

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Tech Mahindra Ltd.	381,757	$5,074,751
Tejas Networks Ltd.(1)	8,477	57,280
Texmaco Rail & Engineering Ltd.	136,529	72,852
Thermax Ltd.	21,660	563,691
Thirumalai Chemicals Ltd.	53,644	112,072
Thomas Cook India Ltd.(1)	31,992	24,161
Thyrocare Technologies Ltd.	7,067	38,586
Tide Water Oil Co. India Ltd.	3,215	35,637
Time Technoplast Ltd.	113,339	110,932
Timken India Ltd.	3,048	108,720
Tinplate Co. of India Ltd.	23,219	85,558
Titagarh Wagons Ltd.(1)	93,648	235,519
Titan Co. Ltd.	18,943	543,312
Torrent Pharmaceuticals Ltd.	54,827	967,435
Torrent Power Ltd.	95,683	585,643
Transport Corp. of India Ltd.	19,164	150,849
Trent Ltd.	17,197	265,700
Trident Ltd.	506,689	185,542
Triveni Engineering & Industries Ltd.	52,908	172,575
Triveni Turbine Ltd.	90,527	347,419
TTK Prestige Ltd.	4,706	43,061
Tube Investments of India Ltd.	38,876	1,303,089
TV Today Network Ltd.	12,283	31,075
TV18 Broadcast Ltd.(1)	343,357	132,314
TVS Motor Co. Ltd.	27,627	360,705
Uflex Ltd.	36,177	165,546
Ujjivan Financial Services Ltd.(1)	50,472	161,475
Ujjivan Small Finance Bank Ltd.(1)	250,175	81,172
UltraTech Cement Ltd.	36,407	3,195,016
Unichem Laboratories Ltd.	28,262	101,013
United Spirits Ltd.(1)	150,228	1,344,896
UPL Ltd.	145,898	1,224,119
Usha Martin Ltd.	59,005	125,178
UTI Asset Management Co. Ltd.	38,387	303,578
VA Tech Wabag Ltd.(1)	19,467	72,555
Vaibhav Global Ltd.	7,950	31,158
Vakrangee Ltd.	415,142	109,118
Valiant Organics Ltd.	6,994	34,109
Vardhman Textiles Ltd.(1)	65,800	244,832
Varroc Engineering Ltd.(1)	10,358	30,575
Varun Beverages Ltd.	58,057	912,710
Vedanta Ltd.	637,560	2,069,392
Venky's India Ltd.	3,565	69,073
Vesuvius India Ltd.	1,008	19,717
V-Guard Industries Ltd.	1,107	3,291
Vidhi Specialty Food Ingredients Ltd.	7,127	28,685
Vinati Organics Ltd.	4,973	113,297
VIP Industries Ltd.	4,143	31,942
Visaka Industries Ltd.	4,647	21,494
Vishnu Chemicals Ltd.	17,730	58,995

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Vodafone Idea Ltd.(1)	1,680,095	$138,078
Voltas Ltd.	10,398	112,098
VRL Logistics Ltd.(1)	22,001	145,335
VST Tillers Tractors Ltd.	1,038	28,406
Welspun Corp. Ltd.	459,588	1,023,040
Welspun Enterprises Ltd.	54,312	80,746
Welspun India Ltd.	93,718	75,257
West Coast Paper Mills Ltd.	44,253	257,448
Westlife Foodworld Ltd.(1)	4,792	37,582
Wipro Ltd., ADR	353,839	1,652,428
Wockhardt Ltd.(1)	44,689	101,124
Yes Bank Ltd.(1)	7,887,337	1,663,677
Zee Entertainment Enterprises Ltd.	432,643	1,022,825
Zee Media Corp. Ltd.(1)	136,836	14,150
Zen Technologies Ltd.	3,428	10,916
Zensar Technologies Ltd.	56,416	197,874
		401,249,661
Indonesia — 2.3%
ABM Investama Tbk PT	394,000	72,836
Ace Hardware Indonesia Tbk PT	576,500	19,089
Adaro Energy Indonesia Tbk PT	11,938,100	2,338,944
Adaro Minerals Indonesia Tbk PT(1)	1,601,800	136,511
Adhi Karya Persero Tbk PT(1)	1,970,756	57,113
Adi Sarana Armada Tbk PT(1)	488,400	32,516
AKR Corporindo Tbk PT	14,287,400	1,296,740
Alam Sutera Realty Tbk PT(1)	486,000	5,131
Aneka Tambang Tbk PT	9,264,900	1,209,001
Astra Agro Lestari Tbk PT	220,200	119,856
Astra International Tbk PT	8,177,300	3,270,982
Bank BTPN Syariah Tbk PT	734,400	112,664
Bank Bukopin Tbk PT(1)	3,742,897	29,208
Bank Central Asia Tbk PT	8,596,700	4,930,540
Bank Mandiri Persero Tbk PT	9,444,000	6,191,016
Bank Negara Indonesia Persero Tbk PT	3,171,100	1,823,783
Bank Pan Indonesia Tbk PT	1,152,900	109,226
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	833,874	72,172
Bank Pembangunan Daerah Jawa Timur Tbk PT	862,000	41,823
Bank Rakyat Indonesia Persero Tbk PT	15,322,918	4,689,815
Bank Syariah Indonesia Tbk PT	174,291	17,370
Bank Tabungan Negara Persero Tbk PT	4,459,083	387,330
Barito Pacific Tbk PT	960,625	58,889
BFI Finance Indonesia Tbk PT	2,683,700	240,167
Buana Lintas Lautan Tbk PT(1)	4,340,500	37,848
Bukit Asam Tbk PT	4,977,500	1,259,504
Bumi Resources Tbk PT(1)	452,000	4,031
Bumi Serpong Damai Tbk PT(1)	2,881,900	187,004
Charoen Pokphand Indonesia Tbk PT	3,488,000	1,229,248
Ciputra Development Tbk PT	18,043,600	1,171,248
Delta Dunia Makmur Tbk PT	4,766,600	95,613
Dharma Satya Nusantara Tbk PT	1,939,500	84,565

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Elnusa Tbk PT	1,459,800	$29,423
Erajaya Swasembada Tbk PT	3,010,100	101,625
Gajah Tunggal Tbk PT(1)	531,100	21,767
Global Mediacom Tbk PT(1)	3,187,200	59,762
Hanson International Tbk PT(1)	1,531,500	5,021
Harum Energy Tbk PT	1,382,500	147,704
Hexindo Adiperkasa Tbk PT	87,800	30,082
Indah Kiat Pulp & Paper Tbk PT	2,246,500	1,166,987
Indika Energy Tbk PT	2,701,500	407,276
Indo Tambangraya Megah Tbk PT	484,600	1,181,247
Indocement Tunggal Prakarsa Tbk PT	634,500	462,751
Indofood CBP Sukses Makmur Tbk PT	236,100	156,790
Indofood Sukses Makmur Tbk PT	985,400	418,360
Indomobil Sukses Internasional Tbk PT	19,800	1,351
Indosat Tbk PT	514,600	230,245
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	1,569,030	90,537
Integra Indocabinet Tbk PT	481,500	12,687
Japfa Comfeed Indonesia Tbk PT	3,234,400	285,216
Jasa Marga Persero Tbk PT(1)	1,587,400	338,269
Kalbe Farma Tbk PT	10,994,600	1,520,943
Kino Indonesia Tbk PT	52,400	5,771
Lippo Karawaci Tbk PT(1)	5,989,600	31,811
Matahari Department Store Tbk PT	1,171,600	397,542
Matahari Putra Prima Tbk PT(1)	1,186,000	9,716
Medco Energi Internasional Tbk PT	14,608,620	1,096,113
Media Nusantara Citra Tbk PT(1)	3,635,900	154,920
Medikaloka Hermina Tbk PT	4,615,600	451,002
Merdeka Copper Gold Tbk PT(1)	2,336,058	695,346
Mitra Adiperkasa Tbk PT(1)	16,896,600	1,673,049
Mitra Keluarga Karyasehat Tbk PT	3,264,900	640,156
Mitra Pinasthika Mustika Tbk PT	309,400	25,362
MNC Digital Entertainment Tbk PT(1)	434,500	127,031
MNC Kapital Indonesia Tbk PT(1)	6,385,800	27,637
MNC Vision Networks Tbk PT(1)	5,403,500	19,137
Pabrik Kertas Tjiwi Kimia Tbk PT	2,320,000	1,064,730
Pacific Strategic Financial Tbk PT(1)	828,800	61,141
Pakuwon Jati Tbk PT	3,204,800	97,104
Panin Financial Tbk PT	8,246,600	215,218
Perusahaan Gas Negara Tbk PT	11,418,900	1,171,349
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,913,200	133,612
PP Persero Tbk PT(1)	1,481,700	62,160
Puradelta Lestari Tbk PT	976,100	10,623
Ramayana Lestari Sentosa Tbk PT	547,700	23,883
Salim Ivomas Pratama Tbk PT	183,800	5,134
Samator Indo Gas Tbk PT	536,000	73,811
Samudera Indonesia Tbk PT	3,623,000	99,302
Sarana Menara Nusantara Tbk PT	17,544,300	1,207,762
Sawit Sumbermas Sarana Tbk PT	958,500	102,153
Semen Indonesia Persero Tbk PT	2,851,818	1,350,792
Sentul City Tbk PT(1)	1,197,800	3,926

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Siloam International Hospitals Tbk PT	9,600	$825
Smartfren Telecom Tbk PT(1)	39,123,800	171,839
Sri Rejeki Isman Tbk PT(1)	918,200	8,791
Sumber Alfaria Trijaya Tbk PT	7,751,200	1,474,059
Summarecon Agung Tbk PT	3,257,178	129,168
Surya Citra Media Tbk PT	3,277,000	46,421
Surya Esa Perkasa Tbk PT	4,989,600	350,105
Surya Semesta Internusa Tbk PT(1)	423,900	11,620
Telkom Indonesia Persero Tbk PT, ADR(2)	193,094	4,974,101
Temas Tbk PT	475,200	104,109
Timah Tbk PT	1,423,400	111,083
Tower Bersama Infrastructure Tbk PT	5,493,800	752,845
Transcoal Pacific Tbk PT	87,900	51,160
Tunas Baru Lampung Tbk PT	339,100	15,672
Unilever Indonesia Tbk PT	3,607,100	988,395
United Tractors Tbk PT	1,286,600	2,353,257
Vale Indonesia Tbk PT(1)	948,900	424,461
Waskita Beton Precast Tbk PT(1)	238,300	1,484
Waskita Karya Persero Tbk PT(1)	3,601,745	82,191
Wijaya Karya Persero Tbk PT(1)	2,888,700	119,298
Wintermar Offshore Marine Tbk PT(1)	860,000	15,339
XL Axiata Tbk PT	2,999,828	411,066
		61,634,408
Malaysia — 1.7%
7-Eleven Malaysia Holdings Bhd, Class B	21,600	8,957
Aeon Co. M Bhd	267,700	81,122
AEON Credit Service M Bhd	4,800	12,833
AGMO Holdings Bhd(1)	7,140	1,137
Alliance Bank Malaysia Bhd	1,250,700	969,781
AMMB Holdings Bhd	1,716,300	1,533,268
Ancom Nylex Bhd(1)	528,100	137,649
Ann Joo Resources Bhd	103,300	26,470
Astro Malaysia Holdings Bhd(2)	96,000	12,835
ATA IMS Bhd(1)	11,300	805
Axiata Group Bhd	517,300	365,349
Bank Islam Malaysia Bhd	300,200	151,854
Berjaya Corp. Bhd(1)	2,966,168	204,905
Berjaya Food Bhd	67,800	15,106
Berjaya Land Bhd(1)	2,900	181
Bermaz Auto Bhd(2)	865,000	414,314
Boustead Holdings Bhd	572,700	79,769
Boustead Plantations Bhd	491,100	78,241
Bumi Armada Bhd(1)	4,527,700	583,543
Bursa Malaysia Bhd	355,700	523,139
Cahya Mata Sarawak Bhd	930,100	244,503
Capital A Bhd(1)	140,600	21,617
Carlsberg Brewery Malaysia Bhd	24,500	125,332
Chin Hin Group Bhd(2)	82,400	72,691
CIMB Group Holdings Bhd	2,602,898	3,253,968
CSC Steel Holdings Bhd	75,000	19,047

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
CTOS Digital Bhd	109,100	$35,002
Cypark Resources Bhd(1)	325,300	73,184
D&O Green Technologies Bhd	80,000	80,518
Dagang NeXchange Bhd(2)	1,893,300	255,113
Dayang Enterprise Holdings Bhd	221,220	69,319
Dialog Group Bhd	392,200	196,672
DiGi.Com Bhd	908,700	870,517
DRB-Hicom Bhd	454,200	143,711
Dufu Technology Corp. Bhd	13,600	6,362
Duopharma Biotech Bhd	10,630	3,909
Eco World Development Group Bhd	601,900	91,202
Eco World International Bhd(1)	194,300	18,180
Ekovest Bhd(1)	1,272,500	103,494
Evergreen Fibreboard Bhd	239,000	16,509
Formosa Prosonic Industries Bhd	28,500	19,052
Fraser & Neave Holdings Bhd	18,300	112,130
Frontken Corp. Bhd	503,950	351,359
Gamuda Bhd(2)	1,618,773	1,514,792
Genting Bhd	1,158,000	1,202,314
Genting Malaysia Bhd	991,700	596,569
Genting Plantations Bhd	105,000	140,852
Globetronics Technology Bhd	102,800	24,971
Greatech Technology Bhd(1)	94,500	105,242
HAP Seng Consolidated Bhd	65,700	89,288
Hap Seng Plantations Holdings Bhd	58,900	24,940
Hartalega Holdings Bhd(2)	999,800	327,457
Heineken Malaysia Bhd	65,000	414,457
Hengyuan Refining Co. Bhd	211,100	159,867
Hextar Global Bhd	169,220	84,073
Hextar Healthcare Bhd(1)	196,500	12,480
Hiap Teck Venture Bhd	691,900	44,695
Hibiscus Petroleum Bhd	2,674,800	633,820
Hong Leong Bank Bhd	126,100	577,161
Hong Leong Capital Bhd	24,300	32,648
Hong Leong Financial Group Bhd	68,400	277,692
Hong Seng Consolidated Bhd(1)	180,800	5,235
Hup Seng Industries Bhd	9,000	1,504
IHH Healthcare Bhd	254,600	328,464
IJM Corp. Bhd	1,365,600	489,905
Inari Amertron Bhd	905,500	494,020
Innoprise Plantations Bhd	67,500	21,955
IOI Corp. Bhd	529,000	451,485
IOI Properties Group Bhd	130,000	32,454
Jaya Tiasa Holdings Bhd	590,500	86,170
KNM Group Bhd(1)	595,500	6,619
Kossan Rubber Industries Bhd	1,045,800	253,960
KPJ Healthcare Bhd	463,100	108,365
Kuala Lumpur Kepong Bhd	115,000	532,870
Kumpulan Perangsang Selangor Bhd	6,000	949
Leong Hup International Bhd(1)	10,100	1,114

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Lotte Chemical Titan Holding Bhd	179,600	$55,235
Mah Sing Group Bhd	235,900	31,794
Malakoff Corp. Bhd	157,200	23,638
Malayan Banking Bhd	1,486,410	2,914,705
Malayan Flour Mills Bhd	212,300	38,553
Malaysia Airports Holdings Bhd(1)	178,300	269,806
Malaysia Building Society Bhd(1)	1,018,892	137,337
Malaysia Marine & Heavy Engineering Holdings Bhd	10,900	1,600
Malaysia Smelting Corp. Bhd	135,200	61,800
Malaysian Bulk Carriers Bhd	163,800	13,136
Malaysian Pacific Industries Bhd(2)	56,400	375,970
Malaysian Resources Corp. Bhd	1,138,700	78,646
Matrix Concepts Holdings Bhd	116,100	38,543
Maxis Bhd(2)	766,700	667,912
Media Prima Bhd	407,400	37,669
Mega First Corp. Bhd	26,400	21,688
MISC Bhd	624,800	1,052,153
MNRB Holdings Bhd	10,700	2,325
MR DIY Group M Bhd	78,800	29,842
Muda Holdings Bhd	27,400	10,924
My EG Services Bhd	767,817	123,154
Nestle Malaysia Bhd	21,300	641,331
OSK Holdings Bhd	20,000	4,545
Padini Holdings Bhd	3,200	2,781
Pantech Group Holdings Bhd	203,100	33,694
PESTECH International Bhd(1)	186,625	9,982
Petron Malaysia Refining & Marketing Bhd	26,800	26,048
Petronas Chemicals Group Bhd	841,400	1,342,201
Petronas Dagangan Bhd	41,400	194,020
Petronas Gas Bhd	245,900	912,784
Pos Malaysia Bhd(1)	5,700	743
Power Root Bhd	5,800	2,844
PPB Group Bhd	161,300	628,910
Press Metal Aluminium Holdings Bhd	652,700	750,266
Public Bank Bhd	3,455,500	3,180,123
QL Resources Bhd	319,600	413,851
Ranhill Utilities Bhd	299	31
RHB Bank Bhd	1,024,346	1,296,495
Sam Engineering & Equipment M Bhd	50,800	52,963
Sarawak Oil Palms Bhd	168,750	99,267
Sarawak Plantation Bhd	45,200	21,454
Scientex Bhd	194,100	156,563
SEG International Bhd	12,300	1,781
Shin Yang Shipping Corp. Bhd	489,500	71,441
Sime Darby Bhd	1,383,700	699,945
Sime Darby Plantation Bhd	908,257	856,420
Sime Darby Property Bhd	367,700	39,325
SKP Resources Bhd	118,000	35,224
Solarvest Holdings Bhd(1)	124,300	25,618
SP Setia Bhd Group	718,100	99,164

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sports Toto Bhd	61,817	$20,940
Sunway Bhd	566,148	205,599
Sunway Construction Group Bhd	55,900	20,802
Supermax Corp. Bhd	2,150,222	361,685
Syarikat Takaful Malaysia Keluarga Bhd	79,874	58,917
Ta Ann Holdings Bhd	165,600	123,274
TASCO Bhd	91,000	18,349
TDM Bhd	278,600	10,866
Telekom Malaysia Bhd	722,100	809,383
Tenaga Nasional Bhd	1,113,800	2,325,793
Thong Guan Industries Bhd	44,400	22,751
TIME dotCom Bhd(2)	752,200	896,692
Tiong NAM Logistics Holdings(1)	95,600	16,176
Top Glove Corp. Bhd(1)(2)	2,797,100	470,488
Tropicana Corp. Bhd(1)	20,482	6,479
TSH Resources Bhd	663,500	152,298
Uchi Technologies Bhd	42,900	30,968
UEM Sunrise Bhd(1)	792,400	45,879
UMW Holdings Bhd	149,300	129,722
Unisem M Bhd	234,800	154,762
United Plantations Bhd	72,200	265,467
UOA Development Bhd	1,700	633
UWC Bhd	43,100	38,437
Velesto Energy Bhd(1)	5,761,700	244,025
ViTrox Corp. Bhd	6,000	10,692
VS Industry Bhd(2)	949,200	185,979
Wah Seong Corp. Bhd(1)	136,000	26,353
Westports Holdings Bhd	222,600	183,538
Yinson Holdings Bhd	1,289,400	776,302
YTL Corp. Bhd	775,813	97,659
		45,760,188
Mexico — 3.0%
Alfa SAB de CV, Class A	3,284,597	2,154,246
Alpek SAB de CV	35,137	42,883
Alsea SAB de CV(1)	717,731	1,588,725
America Movil SAB de CV, Class L, ADR	435,931	8,971,460
Arca Continental SAB de CV	163,957	1,388,704
Banco del Bajio SA(2)	1,020,349	3,898,702
Becle SAB de CV(2)	38,227	92,723
Bolsa Mexicana de Valores SAB de CV	117,102	228,297
Cemex SAB de CV, ADR(1)	124,001	617,525
Coca-Cola Femsa SAB de CV	316,294	2,286,050
Consorcio ARA SAB de CV	34,198	7,402
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	77,983	913,961
Corp. Inmobiliaria Vesta SAB de CV	595,835	1,725,647
El Puerto de Liverpool SAB de CV, Class C1(2)	7,605	46,212
Fomento Economico Mexicano SAB de CV, ADR	51,581	4,741,326
GCC SAB de CV	77,732	613,478
Genomma Lab Internacional SAB de CV, Class B	1,212,527	974,846
Gentera SAB de CV	1,894,964	2,053,788

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Gruma SAB de CV, B Shares	191,401	$2,819,154
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	39,655	3,092,694
Grupo Aeroportuario del Pacifico SAB de CV, ADR	19,396	3,686,792
Grupo Aeroportuario del Sureste SAB de CV, ADR	6,795	1,944,593
Grupo Bimbo SAB de CV, Series A	383,995	1,830,726
Grupo Carso SAB de CV, Series A1	86,788	416,045
Grupo Comercial Chedraui SA de CV	282,284	1,434,832
Grupo Financiero Banorte SAB de CV, Class O	1,201,635	10,171,849
Grupo Financiero Inbursa SAB de CV, Class O(1)	1,038,643	2,170,782
Grupo GICSA SAB de CV(1)	21,090	2,213
Grupo Industrial Saltillo SAB de CV(2)	26,514	41,300
Grupo Mexico SAB de CV, Series B	1,033,260	4,647,171
Grupo Rotoplas SAB de CV(1)	4,698	7,662
Grupo Televisa SAB, ADR	395,969	1,964,006
Grupo Traxion SAB de CV(1)(2)	33,232	62,045
Hoteles City Express SAB de CV(1)	9,494	4,359
Industrias Penoles SAB de CV(1)	129,078	1,544,365
Kimberly-Clark de Mexico SAB de CV, A Shares(2)	395,253	790,657
La Comer SAB de CV(2)	170,365	376,178
Megacable Holdings SAB de CV(2)	358,749	922,142
Nemak SAB de CV(1)	2,561,312	649,550
Orbia Advance Corp. SAB de CV	691,313	1,436,166
Promotora y Operadora de Infraestructura SAB de CV	78,725	767,866
Qualitas Controladora SAB de CV(2)	180,724	1,124,160
Regional SAB de CV	69,310	575,042
Sitios Latinoamerica SAB de CV(1)(2)	292,485	118,295
Wal-Mart de Mexico SAB de CV	792,967	3,124,801
		78,071,420
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	304,337	2,306,874
Credicorp Ltd.	30,344	3,866,433
Intercorp Financial Services, Inc.	26,506	631,638
Southern Copper Corp.	24,765	1,824,933
		8,629,878
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	1,197,280	1,167,841
Aboitiz Power Corp.	60,500	41,366
ACEN Corp.	1,249,820	143,019
Alliance Global Group, Inc.	1,108,600	251,828
Ayala Corp.	93,820	1,057,782
Ayala Land, Inc.	1,916,800	985,243
Ayalaland Logistics Holdings Corp.(1)	28,000	1,507
Bank of the Philippine Islands	731,470	1,450,435
BDO Unibank, Inc.	937,648	2,088,304
Cebu Air, Inc.(1)	19,350	14,673
Century Pacific Food, Inc.	256,200	121,498
Converge Information & Communications Technology Solutions, Inc.(1)	1,081,300	317,260
Cosco Capital, Inc.	227,200	17,120
DITO CME Holdings Corp.(1)	425,200	24,408
DMCI Holdings, Inc.	6,596,700	1,256,847

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
East West Banking Corp.	65,600	$8,650
Filinvest Land, Inc.	519,000	7,593
Ginebra San Miguel, Inc.	7,600	16,403
Global Ferronickel Holdings, Inc.	757,000	32,802
Globe Telecom, Inc.	20,439	654,879
GT Capital Holdings, Inc.	68,830	645,005
International Container Terminal Services, Inc.	379,180	1,367,843
JG Summit Holdings, Inc.	992,994	883,299
Jollibee Foods Corp.	271,960	1,178,491
LT Group, Inc.	183,600	34,806
Manila Electric Co.	67,580	387,961
Manila Water Co., Inc.	265,100	90,942
Max's Group, Inc.(1)	15,000	1,394
Megaworld Corp.	3,128,800	114,119
Metro Pacific Investments Corp.	10,666,000	785,987
Metropolitan Bank & Trust Co.	1,759,860	1,848,665
Monde Nissin Corp.	1,220,500	265,752
Nickel Asia Corp.	1,572,800	199,689
Petron Corp.(1)	137,700	6,264
Pilipinas Shell Petroleum Corp.	7,000	2,148
PLDT, Inc., ADR(2)	41,958	983,915
Puregold Price Club, Inc.	525,000	298,814
Robinsons Land Corp.	850,300	231,163
Robinsons Retail Holdings, Inc.	128,010	125,727
Security Bank Corp.	592,520	1,099,439
Semirara Mining & Power Corp.	782,800	423,802
SM Investments Corp.	58,695	902,295
SM Prime Holdings, Inc.	1,704,600	1,047,700
Universal Robina Corp.	395,250	974,667
Vista Land & Lifescapes, Inc.	266,100	8,645
Wilcon Depot, Inc.	279,300	159,302
		23,727,292
Poland — 0.9%
Alior Bank SA(1)	132,433	1,205,748
Allegro.eu SA(1)	103,912	677,286
AmRest Holdings SE(1)	9,743	45,573
Asseco Poland SA	7,498	134,463
Bank Handlowy w Warszawie SA	1,500	28,131
Bank Millennium SA(1)	496,311	504,661
Bank Polska Kasa Opieki SA	76,025	1,529,864
Budimex SA	2,583	163,399
CCC SA(1)	20,429	162,386
CD Projekt SA	40,768	1,212,848
Ciech SA	8,081	94,174
Cyfrowy Polsat SA	54,560	211,343
Dino Polska SA(1)	22,345	1,865,438
Enea SA(1)	123,864	180,121
Eurocash SA(1)	19,678	66,060
Famur SA(1)	28,812	24,770
Grupa Azoty SA(1)	30,928	269,129

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Jastrzebska Spolka Weglowa SA(1)	100,385	$1,233,406
KGHM Polska Miedz SA	57,537	1,640,895
KRUK SA	5,545	412,112
LPP SA	733	1,548,270
Lubelski Wegiel Bogdanka SA	857	9,059
mBank SA(1)	5,811	427,950
Orange Polska SA	836,282	1,262,801
Pepco Group NV(1)	32,795	324,851
PGE Polska Grupa Energetyczna SA(1)	120,708	181,101
Polski Koncern Naftowy ORLEN SA	249,513	3,726,618
Powszechna Kasa Oszczednosci Bank Polski SA	156,860	1,094,609
Powszechny Zaklad Ubezpieczen SA	168,998	1,389,495
Santander Bank Polska SA	11,600	778,414
Tauron Polska Energia SA(1)	563,566	272,582
TEN Square Games SA	1,102	32,437
Warsaw Stock Exchange	5,163	43,082
XTB SA	30,331	226,965
		22,980,041
Russia(3)†
Gazprom PJSC	1,738,516	2
Gazprom PJSC, ADR(1)	13,735	2
Globaltrans Investment PLC, GDR(1)	112,592	11
LUKOIL PJSC	69,112	—
LUKOIL PJSC, ADR(1)	2,950	—
Magnit PJSC(1)	9,702	—
Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	22,684	—
MMC Norilsk Nickel PJSC	7,492	—
MMC Norilsk Nickel PJSC, ADR(1)	6	—
Mobile TeleSystems PJSC, ADR(1)	58,032	6
Novatek PJSC	38,550	—
Novolipetsk Steel PJSC(1)	405,900	1
PhosAgro PJSC(1)	275	—
PhosAgro PJSC LI, GDR(1)	2	—
PhosAgro PJSC RX	14,221	—
Ros Agro PLC, GDR(1)	2,060	—
Rosneft Oil Co. PJSC	192,337	—
Severstal PAO, GDR(1)	53,821	6
Tatneft PJSC	223,476	—
VTB Bank PJSC(1)	1,439,642,000	1,918
X5 Retail Group NV, GDR(1)	13,628	2
		1,948
South Africa — 4.0%
Absa Group Ltd.	456,447	4,928,075
Adcock Ingram Holdings Ltd.	1,014	2,971
Advtech Ltd.	35,578	35,929
AECI Ltd.	73,859	375,124
African Rainbow Minerals Ltd.	108,207	1,497,679
Afrimat Ltd.	9,681	28,418
Alexander Forbes Group Holdings Ltd.	85,796	23,340

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Anglo American Platinum Ltd.	14,598	$807,218
AngloGold Ashanti Ltd., ADR	204,853	3,412,851
ArcelorMittal South Africa Ltd.(1)	60,938	13,466
Aspen Pharmacare Holdings Ltd.	209,459	1,617,408
Astral Foods Ltd.	29,039	258,425
AVI Ltd.	277,236	1,147,812
Barloworld Ltd.	264,655	1,318,986
Bid Corp. Ltd.	74,556	1,630,652
Bidvest Group Ltd.	117,744	1,501,454
Brait PLC(1)(2)	36,591	7,168
Capitec Bank Holdings Ltd.	16,745	1,597,544
Cashbuild Ltd.	1,658	17,881
City Lodge Hotels Ltd.(1)	91,493	21,575
Clicks Group Ltd.	77,355	1,126,915
Coronation Fund Managers Ltd.	114,795	195,493
DataTec Ltd.	57,996	107,317
Dis-Chem Pharmacies Ltd.	72,041	106,124
Discovery Ltd.(1)	179,490	1,462,694
Distell Group Holdings Ltd.(1)	12,494	119,342
DRDGOLD Ltd.	84,738	62,203
Exxaro Resources Ltd.	129,614	1,418,665
Famous Brands Ltd.	3,093	11,198
FirstRand Ltd.	1,144,022	4,080,455
Foschini Group Ltd.	282,267	1,559,085
Gold Fields Ltd., ADR	399,376	3,630,328
Grindrod Ltd.	281,269	157,323
Harmony Gold Mining Co. Ltd., ADR	565,794	1,748,303
Impala Platinum Holdings Ltd.	422,444	3,944,312
Investec Ltd.	131,025	838,294
Kaap Agri Ltd.	1,532	3,438
KAP Industrial Holdings Ltd.	1,542,797	292,757
Kumba Iron Ore Ltd.	25,959	676,955
Life Healthcare Group Holdings Ltd.	594,929	634,338
Metair Investments Ltd.	41,971	54,870
MiX Telematics Ltd., ADR	5,715	46,577
Momentum Metropolitan Holdings	1,805,873	1,952,747
Motus Holdings Ltd.	142,191	857,727
Mr Price Group Ltd.	142,288	1,180,007
MTN Group Ltd.	562,402	4,431,416
MultiChoice Group	211,380	1,629,084
Murray & Roberts Holdings Ltd.(1)	20,297	2,375
Naspers Ltd., N Shares	31,508	5,540,481
Nedbank Group Ltd.	266,833	3,348,096
NEPI Rockcastle NV	352,905	2,114,126
Netcare Ltd.	683,573	566,542
Ninety One Ltd.	76,404	191,585
Northam Platinum Holdings Ltd.(1)	259,210	2,135,882
Oceana Group Ltd.	2,532	9,994
Old Mutual Ltd.	3,870,767	2,510,750
Omnia Holdings Ltd.	297,011	966,160

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
OUTsurance Group Ltd.	173,970	$338,386
Pick n Pay Stores Ltd.	260,885	652,331
PPC Ltd.(1)(2)	754,515	130,064
PSG Konsult Ltd.	120,987	85,486
Raubex Group Ltd.	14,747	22,846
Reinet Investments SCA	117,547	2,326,875
Remgro Ltd.	275,373	2,096,005
Reunert Ltd.	43,189	139,506
RFG Holdings Ltd.	19,543	12,646
RMB Holdings Ltd.	124,786	3,535
Royal Bafokeng Platinum Ltd.	135,877	1,150,687
Sanlam Ltd.	440,175	1,432,496
Santam Ltd.	9,542	153,581
Sappi Ltd.(2)	805,130	2,142,277
Sasol Ltd., ADR(2)	234,225	3,384,551
Shoprite Holdings Ltd.	182,720	2,212,592
Sibanye Stillwater Ltd., ADR(2)	434,393	3,518,583
SPAR Group Ltd.(2)	167,230	1,311,382
Standard Bank Group Ltd.	384,796	3,843,732
Steinhoff International Holdings NV(1)(2)	540,745	11,751
Super Group Ltd.	60,961	114,854
Telkom SA SOC Ltd.(1)(2)	608,818	1,270,249
Thungela Resources Ltd.	236,978	2,755,408
Tiger Brands Ltd.	107,022	1,293,582
Transaction Capital Ltd.	27,574	46,825
Truworths International Ltd.	389,764	1,255,213
Tsogo Sun Gaming Ltd.(2)	11,283	7,317
Vodacom Group Ltd.	175,958	1,212,644
Wilson Bayly Holmes-Ovcon Ltd.(1)	9,429	53,388
Woolworths Holdings Ltd.	324,732	1,361,618
Zeda Ltd.(1)	232,331	152,568
Zeder Investments Ltd.(2)	120,266	11,271
		104,462,183
South Korea — 13.1%
ABLBio, Inc.(1)	19,574	307,341
Able C&C Co. Ltd.(1)	610	3,378
Advanced Process Systems Corp.(1)	4,807	73,408
Aekyung Industrial Co. Ltd.	63	887
AfreecaTV Co. Ltd.	6,736	454,042
Ahnlab, Inc.	1,317	75,333
Alteogen, Inc.(1)	3,978	112,932
Amorepacific Corp.	5,520	577,027
AMOREPACIFIC Group	15,257	461,458
Ananti, Inc.(1)	42,423	232,706
Aprogen, Inc.(1)	31,172	40,357
APTC Co. Ltd.(1)	1,177	10,425
Asiana Airlines, Inc.(1)	22,930	242,850
BGF Co. Ltd.	12,496	43,590
BGF retail Co. Ltd.	4,091	559,542
BH Co. Ltd.	25,319	451,900

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Binex Co. Ltd.(1)	11,370	$90,761
Binggrae Co. Ltd.(1)	3,060	96,918
Bioneer Corp.(1)	7,543	304,269
BNK Financial Group, Inc.	317,438	1,606,550
Boditech Med, Inc.	3,086	27,355
Boryung	7,356	49,976
Bukwang Pharmaceutical Co. Ltd.	14,110	88,501
Byucksan Corp.(1)	12,984	22,420
Caregen Co. Ltd.	1,242	165,511
Celltrion Healthcare Co. Ltd.	15,173	624,046
Celltrion Pharm, Inc.(1)	2,886	124,821
Celltrion, Inc.	19,911	2,183,603
Chabiotech Co. Ltd.(1)	19,986	211,710
Cheil Worldwide, Inc.	17,836	269,667
Chong Kun Dang Pharmaceutical Corp.	3,192	190,768
Chongkundang Holdings Corp.	112	4,565
Chunbo Co. Ltd.	690	131,254
CJ CGV Co. Ltd.(1)	14,549	185,860
CJ CheilJedang Corp.	3,698	897,346
CJ Corp.	8,463	555,605
CJ ENM Co. Ltd.(1)	13,050	913,221
CJ Logistics Corp.	9,985	616,509
Classys, Inc.(1)	16,076	247,367
CMG Pharmaceutical Co. Ltd.(1)	9,916	16,500
Com2uSCorp	1,515	77,845
Cosmax, Inc.(1)	8,638	504,215
CosmoAM&T Co. Ltd.(1)	2,440	142,544
Coway Co. Ltd.	33,367	1,346,219
COWELL FASHION Co. Ltd.	21,346	74,939
CrystalGenomics, Inc.(1)	11,842	30,029
CS Wind Corp.	7,100	358,332
Cuckoo Holdings Co. Ltd.(1)	2,944	35,505
Cuckoo Homesys Co. Ltd.(1)	4,724	106,928
Dae Han Flour Mills Co. Ltd.(1)	490	56,735
Daeduck Electronics Co. Ltd.	45,316	717,427
Daesang Corp.(1)	14,642	220,669
Daesung Holdings Co. Ltd.	377	36,213
Daewon Pharmaceutical Co. Ltd.	2,047	23,568
Daewoo Engineering & Construction Co. Ltd.(1)	188,785	613,457
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	7,499	145,662
Daewoong Co. Ltd.(1)	2,717	35,169
Daewoong Pharmaceutical Co. Ltd.(1)	1,900	167,530
Daishin Securities Co. Ltd.(1)	26,275	259,804
Daol Investment & Securities Co. Ltd.(1)	60,241	221,725
Daou Data Corp.	10,233	375,085
Daou Technology, Inc.	16,706	272,421
DB Financial Investment Co. Ltd.(1)	13,706	43,319
DB HiTek Co. Ltd.	40,112	1,370,352
DB Insurance Co. Ltd.	43,393	2,525,211
Dentium Co. Ltd.(1)	4,690	428,344

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
DGB Financial Group, Inc.	195,400	$1,166,472
DI Dong Il Corp.(1)	2,452	38,894
DIO Corp.(1)	879	16,165
DL E&C Co. Ltd.	39,370	980,509
DL Holdings Co. Ltd.	19,095	849,278
Dong-A Socio Holdings Co. Ltd.	783	56,750
Dong-A ST Co. Ltd.	994	44,512
Dongjin Semichem Co. Ltd.	16,489	443,606
DongKook Pharmaceutical Co. Ltd.	9,094	110,783
Dongkuk Steel Mill Co. Ltd.	68,571	709,084
Dongsuh Cos., Inc.	5,808	84,822
Dongwha Enterprise Co. Ltd.(1)	2,063	88,399
Dongwha Pharm Co. Ltd.	4,407	29,994
Dongwon Development Co. Ltd.	10,306	25,092
Dongwon F&B Co. Ltd.	482	59,110
Dongwon Industries Co. Ltd.	3,801	148,054
Dongwon Systems Corp.	602	17,997
Doosan Bobcat, Inc.	13,590	389,058
Doosan Co. Ltd.	327	24,921
Doosan Enerbility Co. Ltd.(1)	66,593	817,396
Doosan Fuel Cell Co. Ltd.(1)	4,525	117,420
Doosan Tesna, Inc.	12,170	307,309
DoubleUGames Co. Ltd.	6,425	224,583
Douzone Bizon Co. Ltd.	10,779	279,765
Dreamtech Co. Ltd.(1)	15,774	113,018
Duk San Neolux Co. Ltd.(1)	6,317	211,297
Easy Bio, Inc.	465	1,369
Easy Holdings Co. Ltd.	1	2
Echo Marketing, Inc.	2,946	29,136
Ecopro BM Co. Ltd.	5,801	728,499
Ecopro Co. Ltd.	2,429	523,274
Ecopro HN Co. Ltd.	984	38,629
E-MART, Inc.	7,772	657,433
ENF Technology Co. Ltd.	2,415	42,624
Eo Technics Co. Ltd.(1)	1,778	102,587
Eugene Corp.(1)	22,122	59,335
Eugene Investment & Securities Co. Ltd.(1)	25,011	50,856
Eugene Technology Co. Ltd.	2,922	58,475
F&F Co. Ltd. / New	6,495	680,632
Fila Holdings Corp.	44,461	1,309,884
Foosung Co. Ltd.	20,572	206,373
Genexine, Inc.(1)	1,908	20,798
GOLFZON Co. Ltd.(1)	3,972	430,204
Gradiant Corp.	2,065	23,445
Grand Korea Leisure Co. Ltd.(1)	3,996	62,191
Green Cross Corp.	1,628	147,272
Green Cross Holdings Corp.	2,440	29,318
GS Engineering & Construction Corp.	41,213	691,823
GS Holdings Corp.	47,183	1,450,182
GS Retail Co. Ltd.	49,086	1,069,697

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
HAESUNG DS Co. Ltd.	7,830	$237,389
Hana Financial Group, Inc.	233,564	8,010,603
Hana Materials, Inc.	3,691	104,621
Hana Micron, Inc.	23,684	196,579
Handsome Co. Ltd.	10,538	204,725
Hanil Cement Co. Ltd.	4,810	43,340
Hanjin Kal Corp.	674	22,834
Hanjin Transportation Co. Ltd.(1)	3,382	53,745
Hankook Shell Oil Co. Ltd.	114	20,237
Hankook Tire & Technology Co. Ltd.	30,888	868,866
Hanmi Pharm Co. Ltd.(1)	3,466	678,249
Hanmi Semiconductor Co. Ltd.	25,156	303,006
Hanon Systems	62,982	429,382
Hansae Co. Ltd.	17,067	214,926
Hansol Chemical Co. Ltd.	4,174	644,731
Hansol Paper Co. Ltd.	4,250	39,337
Hansol Technics Co. Ltd.	26,009	117,961
Hanssem Co. Ltd.	6,990	236,750
Hanwha Aerospace Co. Ltd.	33,824	2,297,161
Hanwha Corp.	35,529	723,083
Hanwha Corp., Preference Shares	1,663	17,893
Hanwha General Insurance Co. Ltd.(1)	2,720	10,165
Hanwha Investment & Securities Co. Ltd.(1)	154,907	356,426
Hanwha Life Insurance Co. Ltd.(1)	425,743	956,639
Hanwha Solutions Corp.(1)	49,712	1,562,833
Hanwha Systems Co. Ltd.	19,233	179,567
Harim Holdings Co. Ltd.	45,096	408,119
HD Hyundai Co. Ltd.	53,683	2,410,980
HDC Holdings Co. Ltd.(1)	3,073	14,170
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	16,660	130,332
Helixmith Co. Ltd.(1)	2,352	18,754
Hite Jinro Co. Ltd.(1)	27,099	489,233
HJ Shipbuilding & Construction Co. Ltd.(1)	15,718	46,197
HK inno N Corp.(1)	1,899	52,231
HL Holdings Corp.	3,576	93,030
HL Mando Co. Ltd.	28,975	1,037,804
HLB, Inc.(1)	11,844	288,688
HMM Co. Ltd.(1)	165,455	2,814,900
Hotel Shilla Co. Ltd.	20,417	1,236,313
HPSP Co. Ltd.	2,268	103,795
HS Industries Co. Ltd.(1)	11,046	32,873
Hugel, Inc.(1)	2,831	275,566
Humasis Co. Ltd.(1)	63,825	713,589
Humax Co. Ltd.(1)	14,003	39,944
Humedix Co. Ltd.	4,107	84,692
Huons Co. Ltd.	1,038	26,448
Huons Global Co. Ltd.	1,022	15,818
Hwaseung Enterprise Co. Ltd.(1)	1,558	10,954
HYBE Co. Ltd.(1)	1,394	194,779
Hyosung Advanced Materials Corp.	2,148	666,309

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Hyosung Chemical Corp.(1)	1,063	$117,411
Hyosung Corp.	1,919	97,350
Hyosung Heavy Industries Corp.(1)	3,167	169,984
Hyosung TNC Corp.	4,027	1,391,766
Hyundai Autoever Corp.	926	79,374
Hyundai Construction Equipment Co. Ltd.	10,546	437,329
HYUNDAI Corp.	3,168	38,270
Hyundai Department Store Co. Ltd.	11,160	457,744
Hyundai Doosan Infracore Co. Ltd.	135,311	872,468
Hyundai Electric & Energy System Co. Ltd.	26,991	856,795
Hyundai Elevator Co. Ltd.(1)	9,493	198,986
Hyundai Energy Solutions Co. Ltd.	3,807	140,482
Hyundai Engineering & Construction Co. Ltd.	56,973	1,565,660
Hyundai Glovis Co. Ltd.	14,845	1,777,868
Hyundai Greenfood Co. Ltd.	25,143	137,757
Hyundai Heavy Industries Co. Ltd.	4,332	347,673
Hyundai Home Shopping Network Corp.	2,978	115,943
Hyundai Marine & Fire Insurance Co. Ltd.	74,987	1,995,338
Hyundai Mipo Dockyard Co. Ltd.	17,745	940,599
Hyundai Mobis Co. Ltd.	20,308	3,261,949
Hyundai Motor Co.	80,580	10,724,629
Hyundai Rotem Co. Ltd.(1)	41,804	787,976
Hyundai Steel Co.	78,778	2,083,505
Hyundai Wia Corp.	10,995	463,889
ICD Co. Ltd.(1)	6,931	53,770
Il Dong Pharmaceutical Co. Ltd.(1)	137	2,439
Iljin Materials Co. Ltd.(1)	2,128	102,169
Ilyang Pharmaceutical Co. Ltd.	8,045	112,651
iMarketKorea, Inc.	10,401	82,673
Industrial Bank of Korea	199,646	1,565,546
Innocean Worldwide, Inc.	4,112	132,251
Innox Advanced Materials Co. Ltd.	9,536	280,389
Insun ENT Co. Ltd.(1)	15,244	105,017
Interflex Co. Ltd.(1)	344	2,732
INTOPS Co. Ltd.	22,049	466,943
iNtRON Biotechnology, Inc.(1)	11,031	71,215
IS Dongseo Co. Ltd.(1)	13,610	451,602
i-SENS, Inc.	1,013	24,776
ISU Chemical Co. Ltd.(1)	13,947	256,524
JB Financial Group Co. Ltd.	153,527	1,072,031
Jin Air Co. Ltd.(1)	6,282	80,470
Jusung Engineering Co. Ltd.	26,470	234,177
JW Holdings Corp.	1	2
JW Pharmaceutical Corp.	9,269	145,445
JYP Entertainment Corp.(1)	12,077	717,300
Kakao Corp.	22,306	1,049,994
Kakao Games Corp.(1)	2,446	90,548
KakaoBank Corp.(1)	12,787	257,207
Kangwon Land, Inc.(1)	45,007	686,568
KB Financial Group, Inc., ADR(2)	213,121	8,211,552

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
KC Co. Ltd.	5,885	$89,700
KC Tech Co. Ltd.	6,554	87,968
KCC Corp.	1,509	279,362
KCC Glass Corp.	8,405	258,191
KEPCO Engineering & Construction Co., Inc.(1)	3,150	150,423
KEPCO Plant Service & Engineering Co. Ltd.(1)	10,471	256,188
KG DONGBUSTEEL	18,349	119,911
Kginicis Co. Ltd.	19,665	194,168
KH Vatec Co. Ltd.	9,846	108,175
Kia Corp.	140,582	7,989,292
KISCO Corp.	15,701	90,414
KISWIRE Ltd.(1)	2,131	34,810
KIWOOM Securities Co. Ltd.(1)	18,378	1,432,190
KMW Co. Ltd.(1)	675	12,826
Koentec Co. Ltd.	3,932	21,635
Koh Young Technology, Inc.	10,793	136,440
Kolmar BNH Co. Ltd.(1)	6,109	124,716
Kolmar Korea Holdings Co. Ltd.(1)	1,580	19,103
Kolon Corp.	1,460	24,043
Kolon Industries, Inc.	7,471	253,506
KoMiCo Ltd.	5,738	197,993
KONA I Co. Ltd.(1)	3,110	42,357
Korea Aerospace Industries Ltd.(1)	30,242	1,029,725
Korea Circuit Co. Ltd.(1)	10,726	121,801
Korea District Heating Corp.(1)	758	16,116
Korea Electric Power Corp., ADR(2)	179,315	1,188,858
Korea Electric Terminal Co. Ltd.	2,213	94,162
Korea Gas Corp.(1)	4,476	94,828
Korea Investment Holdings Co. Ltd.(1)	43,882	2,054,302
Korea Line Corp.(1)	176,690	311,750
Korea Petrochemical Ind Co. Ltd.(1)	2,947	387,038
Korea Real Estate Investment & Trust Co. Ltd.	68,819	67,678
Korea Shipbuilding & Offshore Engineering Co. Ltd.	18,104	1,111,245
Korea United Pharm, Inc.(1)	5,778	98,384
Korea Zinc Co. Ltd.	2,802	1,237,209
Korean Air Lines Co. Ltd.	108,815	1,869,734
Korean Reinsurance Co.	76,548	471,640
Krafton, Inc.(1)	1,161	148,699
KT Skylife Co. Ltd.	12,012	72,754
Kum Yang Co. Ltd.(1)	24,296	705,374
Kumho Petrochemical Co. Ltd.(1)	21,682	2,578,109
Kumho Tire Co., Inc.(1)	35,690	89,660
KUMHOE&C Co. Ltd.(1)	253	1,281
Kyung Dong Navien Co. Ltd.	2,730	77,798
L&F Co. Ltd.	2,909	575,596
LB Semicon, Inc.(1)	21,320	122,397
LEENO Industrial, Inc.	3,368	412,726
LegoChem Biosciences, Inc.(1)	2,616	73,592
LF Corp.	10,203	133,741
LG Chem Ltd.	12,805	6,573,352

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
LG Corp.	34,353	$2,137,379
LG Display Co. Ltd., ADR(2)	396,442	2,307,292
LG Electronics, Inc.	48,984	4,108,571
LG Energy Solution Ltd.(1)	1,253	494,951
LG H&H Co. Ltd.	2,774	1,399,779
LG HelloVision Co. Ltd.	6,071	20,475
LG Innotek Co. Ltd.	8,975	1,875,371
LG Uplus Corp.	223,860	1,872,582
LIG Nex1 Co. Ltd.	10,374	585,163
Lock&Lock Co. Ltd.	3,706	18,047
Lotte Chemical Corp.	9,168	1,234,324
Lotte Chilsung Beverage Co. Ltd.	3,980	503,386
Lotte Confectionery Co. Ltd.	2,167	196,811
Lotte Corp.	1,759	40,710
Lotte Data Communication Co.	2,619	57,991
LOTTE Fine Chemical Co. Ltd.	16,095	705,827
LOTTE Himart Co. Ltd.	1,460	14,644
Lotte Rental Co. Ltd.	16,175	324,819
Lotte Shopping Co. Ltd.	8,259	542,829
LS Corp.	6,924	352,589
LS Electric Co. Ltd.	5,011	190,020
Lutronic Corp.	15,502	311,514
LVMC Holdings(1)	9,685	19,591
LX Hausys Ltd.	4,181	112,809
LX Holdings Corp.	27,968	180,241
LX INTERNATIONAL Corp.	47,918	1,133,666
LX Semicon Co. Ltd.	10,965	764,967
Maeil Dairies Co. Ltd.	2,084	77,828
Mcnex Co. Ltd.	379	7,925
Medytox, Inc.	2,082	343,528
MegaStudyEdu Co. Ltd.	9,069	473,548
Meritz Financial Group, Inc.	86,193	2,930,196
Meritz Securities Co. Ltd.	229,654	1,218,664
Mirae Asset Life Insurance Co. Ltd.(1)	22,028	47,961
Mirae Asset Securities Co. Ltd.	237,889	1,284,480
Miwon Commercial Co. Ltd.	112	15,175
Namhae Chemical Corp.	7,314	49,776
Namsun Aluminum Co. Ltd.(1)	7,959	14,933
NAVER Corp.	10,318	1,622,010
NCSoft Corp.	6,466	2,121,578
Neowiz(1)	6,466	228,609
NEPES Corp.(1)	8,242	109,786
Netmarble Corp.(1)	1,805	84,134
Nexen Tire Corp.(1)	21,328	120,890
NEXTIN, Inc.	3,201	145,313
NH Investment & Securities Co. Ltd.(1)	166,589	1,195,756
NHN Corp.(1)	3,656	79,977
NICE Holdings Co. Ltd.(1)	8,854	91,601
NICE Information Service Co. Ltd.(1)	11,821	115,903
NongShim Co. Ltd.	1,855	513,321

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
OCI Co. Ltd.	7,614	$521,765
OptoElectronics Solutions Co. Ltd.	901	12,688
Orion Corp./Republic of Korea	12,143	1,147,807
Orion Holdings Corp.	12,544	149,556
Oscotec, Inc.(1)	202	2,738
Ottogi Corp.(1)	762	253,551
Pan Ocean Co. Ltd.	309,266	1,477,628
Paradise Co. Ltd.(1)	17,496	221,003
Park Systems Corp.	2,100	217,004
Partron Co. Ltd.	47,209	288,127
Pearl Abyss Corp.(1)	3,308	111,855
People & Technology, Inc.	14,418	473,608
PharmaResearch Co. Ltd.	2,589	145,352
PI Advanced Materials Co. Ltd.(1)	7,730	203,735
Poongsan Corp.	18,228	494,432
POSCO Chemical Co. Ltd.	1,482	247,268
POSCO Holdings, Inc., ADR	161,722	9,863,425
Posco ICT Co. Ltd.	33,491	172,681
Posco International Corp.	40,147	684,639
PSK, Inc.	19,762	264,445
Pulmuone Co. Ltd.	3,081	24,965
S&S Tech Corp.	6,600	156,645
S-1 Corp.	4,672	199,186
Sam Chun Dang Pharm Co. Ltd.	1,941	75,743
Sam Young Electronics Co. Ltd.	3,086	22,090
Samchully Co. Ltd.(1)	212	82,216
Samjin Pharmaceutical Co. Ltd.	1,819	30,956
Samsung Biologics Co. Ltd.(1)	2,816	1,645,215
Samsung C&T Corp.	21,617	1,798,174
Samsung Card Co. Ltd.	2,438	56,564
Samsung Electro-Mechanics Co. Ltd.	27,172	2,954,303
Samsung Electronics Co. Ltd., GDR	59,072	67,602,939
Samsung Engineering Co. Ltd.(1)	119,385	2,367,073
Samsung Fire & Marine Insurance Co. Ltd.	30,600	4,962,896
Samsung Heavy Industries Co. Ltd.(1)	303,186	1,258,952
Samsung Life Insurance Co. Ltd.	32,536	1,675,549
Samsung SDI Co. Ltd.	15,852	8,328,260
Samsung SDS Co. Ltd.	11,340	1,072,483
Samsung Securities Co. Ltd.	43,355	1,097,215
Samwha Capacitor Co. Ltd.	1,445	48,922
Samyang Corp.	1,845	59,464
Samyang Foods Co. Ltd.	2,284	205,714
Samyang Holdings Corp.	1,825	108,586
Sangsangin Co. Ltd.	36,362	163,317
SD Biosensor, Inc.	20,113	349,245
Seah Besteel Holdings Corp.	10,334	175,453
SeAH Steel Corp.	1,653	174,611
SeAH Steel Holdings Corp.	1,025	121,135
Sebang Global Battery Co. Ltd.	3,398	133,113
Seegene, Inc.	35,484	652,991

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sejong Telecom, Inc.	2,388	$1,324
Seobu T&D	9,779	58,173
Seojin System Co. Ltd.(1)	17,366	223,218
Seoul Semiconductor Co. Ltd.(1)	18,530	153,241
SFA Engineering Corp.	3,628	98,449
SFA Semicon Co. Ltd.(1)	26,556	85,582
SGC Energy Co. Ltd.	1,008	23,851
Shinhan Financial Group Co. Ltd., ADR(2)	292,856	8,571,895
Shinsegae International, Inc.	7,481	126,847
Shinsegae, Inc.	8,426	1,298,428
Shinsung E&G Co. Ltd.(1)	13,081	16,694
Shinyoung Securities Co. Ltd.	714	32,438
SillaJen, Inc.(1)	626	2,929
SIMMTECH Co. Ltd.(2)	18,767	407,256
SK Biopharmaceuticals Co. Ltd.(1)	8,023	404,253
SK Bioscience Co. Ltd.(1)	5,111	268,912
SK Chemicals Co. Ltd.	7,887	466,401
SK D&D Co. Ltd.	2,714	42,002
SK Discovery Co. Ltd.	5,267	127,711
SK Gas Ltd.	1,169	111,272
SK Hynix, Inc.	260,121	17,580,220
SK IE Technology Co. Ltd.(1)	1,480	72,964
SK Innovation Co. Ltd.(1)	17,400	1,968,033
SK Networks Co. Ltd.	162,222	504,199
SK oceanplant Co. Ltd.(1)	19,015	284,976
SK Securities Co. Ltd.(1)	132,330	76,662
SK Telecom Co. Ltd., ADR(2)	28,209	536,817
SK, Inc.	11,654	1,571,777
SKC Co. Ltd.	5,140	380,175
SL Corp.(1)	7,888	162,538
SM Entertainment Co. Ltd.	7,227	695,193
SNT Dynamics Co. Ltd.	9,803	68,684
SNT Motiv Co. Ltd.	3,640	132,681
S-Oil Corp.	20,984	1,272,329
Songwon Industrial Co. Ltd.	5,948	85,740
Soulbrain Co. Ltd.	2,579	455,080
Soulbrain Holdings Co. Ltd.	1,229	22,367
SPC Samlip Co. Ltd.(1)	1,750	93,034
Ssangyong Motor Co.(1)	919	4,842
STIC Investments, Inc.	2,476	11,396
Studio Dragon Corp.(1)	7,058	406,601
Sung Kwang Bend Co. Ltd.	13,632	135,910
Sungwoo Hitech Co. Ltd.	2,998	15,631
Taekwang Industrial Co. Ltd.(1)	59	34,863
Taewoong Co. Ltd.(1)	329	2,496
Taeyoung Engineering & Construction Co. Ltd.	8,091	26,713
Taihan Electric Wire Co. Ltd.(1)	83,453	91,952
TES Co. Ltd.	10,262	143,662
TK Corp.	9,358	114,720
TKG Huchems Co. Ltd.	15,272	233,048

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Tokai Carbon Korea Co. Ltd.	3,020	$241,838
Tongyang Life Insurance Co. Ltd.(1)	24,322	80,318
Tongyang, Inc.(1)	2,830	2,329
Toptec Co. Ltd.	329	2,486
TSE Co. Ltd.	1,752	50,907
TY Holdings Co. Ltd.(1)	1,589	15,012
Unid Btplus Co. Ltd.(1)	3,490	25,240
Unid Co. Ltd.	2,225	137,473
Value Added Technology Co. Ltd.(1)	3,454	84,729
Vieworks Co. Ltd.	968	22,830
Webzen, Inc.	3,108	42,132
Wemade Co. Ltd.	7,205	289,740
Whanin Pharmaceutical Co. Ltd.(1)	148	1,919
Winix, Inc.	1,433	13,539
WiSoL Co. Ltd.	6,266	34,486
Wonik Holdings Co. Ltd.(1)	5,541	14,617
WONIK IPS Co. Ltd.	7,578	177,749
Wonik Materials Co. Ltd.	745	16,630
Wonik QnC Corp.(1)	11,018	197,988
Woongjin Thinkbig Co. Ltd.	11,642	26,174
Woori Financial Group, Inc.	501,184	4,620,404
Woori Investment Bank Co. Ltd.	254,879	154,689
Woori Technology Investment Co. Ltd.(1)	66,766	239,481
Y G-1 Co. Ltd.	6	29
YG Entertainment, Inc.	3,615	158,170
Youlchon Chemical Co. Ltd.	3,021	110,368
Young Poong Corp.(1)	334	157,397
Youngone Corp.(1)	10,849	349,314
Youngone Holdings Co. Ltd.(1)	5,000	260,625
Yuanta Securities Korea Co. Ltd.(1)	51,343	107,188
Yuhan Corp.	9,885	393,686
Zinus, Inc.	2,366	54,765
		344,673,067
Taiwan — 17.8%
Aaeon Technology, Inc.	1,000	3,178
Abico Avy Co. Ltd.(1)	38,060	27,650
Ability Enterprise Co. Ltd.	102,000	69,033
AcBel Polytech, Inc.(2)	95,000	117,757
Accton Technology Corp.	65,000	595,284
Acer, Inc.(2)	2,308,000	1,913,880
ACES Electronic Co. Ltd.	39,720	44,593
Acon Holding, Inc.(1)	277,000	110,159
Acter Group Corp. Ltd.	85,414	335,340
ADATA Technology Co. Ltd.	273,000	590,539
Advanced Ceramic X Corp.	9,000	68,467
Advanced International Multitech Co. Ltd.(2)	109,000	396,823
Advanced Optoelectronic Technology, Inc.	23,000	14,254
Advanced Power Electronics Corp.	17,000	60,320
Advantech Co. Ltd.	65,199	756,310
AGV Products Corp.	183,000	68,001

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Airtac International Group	4,185	$146,089
Alexander Marine Co. Ltd.(2)	13,000	163,781
Allied Circuit Co. Ltd.	10,000	40,042
Allied Supreme Corp.	31,000	354,833
Alltek Technology Corp.	59,529	84,840
Alltop Technology Co. Ltd.	25,252	109,834
Alpha Networks, Inc.	35,772	37,927
Altek Corp.	31,000	34,981
Amazing Microelectronic Corp.	58,259	246,057
Ampire Co. Ltd.	63,000	75,538
AMPOC Far-East Co. Ltd.	22,000	37,009
AmTRAN Technology Co. Ltd.	196,321	68,674
Anji Technology Co. Ltd.(2)	20,000	31,067
Anpec Electronics Corp.(2)	33,000	154,442
Apacer Technology, Inc.	53,000	82,488
APAQ Technology Co. Ltd.	12,000	17,827
Apex International Co. Ltd.	19,000	38,017
Arcadyan Technology Corp.	120,061	417,361
Ardentec Corp.	1,219,000	2,233,226
Argosy Research, Inc.	28,545	87,721
ASE Technology Holding Co. Ltd., ADR	851,998	6,108,826
Asia Cement Corp.	1,431,000	2,098,046
Asia Optical Co., Inc.	2,000	4,244
Asia Pacific Telecom Co. Ltd.(1)	7,209	1,468
Asia Polymer Corp.	272,007	257,910
Asia Vital Components Co. Ltd.(2)	365,000	1,430,607
ASIX Electronics Corp.	11,000	40,969
ASolid Technology Co. Ltd.	13,000	31,757
ASPEED Technology, Inc.(2)	8,400	755,014
ASROCK, Inc.	3,000	15,528
Asustek Computer, Inc.(2)	585,000	5,298,553
Aten International Co. Ltd.	9,000	24,047
Audix Corp.	19,000	35,175
AUO Corp.	5,823,160	3,543,687
AURAS Technology Co. Ltd.(2)	36,000	188,690
AVer Information, Inc.	14,000	20,468
Avermedia Technologies	24,000	18,630
Azurewave Technologies, Inc.(1)	12,000	7,996
Bafang Yunji International Co. Ltd.(2)	30,000	246,983
Bank of Kaohsiung Co. Ltd.	138,318	56,830
Baolong International Co. Ltd.	34,000	20,082
Basso Industry Corp.	26,000	37,673
BenQ Materials Corp.(2)	108,000	128,411
BenQ Medical Technology Corp.	23,000	47,894
BES Engineering Corp.	1,160,000	334,281
Bin Chuan Enterprise Co. Ltd.	23,000	18,157
Bioteque Corp.	6,000	22,688
Bizlink Holding, Inc.(2)	14,000	126,720
Bora Pharmaceuticals Co. Ltd.	5,502	90,512
Brighton-Best International Taiwan, Inc.	206,000	256,369

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
C Sun Manufacturing Ltd.	40,976	$62,650
Capital Futures Corp.	19,000	24,546
Capital Securities Corp.	799,000	316,833
Career Technology MFG. Co. Ltd.(1)(2)	569,100	447,517
Catcher Technology Co. Ltd.	754,000	4,556,448
Cathay Financial Holding Co. Ltd.	3,214,062	4,557,830
Cayman Engley Industrial Co. Ltd.	7,000	14,464
Center Laboratories, Inc.	59,290	91,868
Central Reinsurance Co. Ltd.	142,585	86,650
Century Iron & Steel Industrial Co. Ltd.(2)	87,000	295,797
Chailease Holding Co. Ltd.	109,783	804,676
Chain Chon Industrial Co. Ltd.	26,000	14,869
Champion Building Materials Co. Ltd.	81,900	24,427
Champion Microelectronic Corp.	19,000	29,757
Chang Hwa Commercial Bank Ltd.	2,366,864	1,350,754
Chang Wah Electromaterials, Inc.	193,000	208,422
Chang Wah Technology Co. Ltd.	17,500	19,729
Channel Well Technology Co. Ltd.	20,000	21,227
Charoen Pokphand Enterprise	61,600	162,418
CHC Healthcare Group	41,000	80,462
Chen Full International Co. Ltd.(1)	16,000	22,727
Cheng Loong Corp.	298,000	281,890
Cheng Mei Materials Technology Corp.(1)	321,000	130,884
Cheng Shin Rubber Industry Co. Ltd.	562,000	629,793
Cheng Uei Precision Industry Co. Ltd.(2)	205,000	268,307
Chia Chang Co. Ltd.	30,000	37,058
Chia Hsin Cement Corp.	126,000	83,932
Chicony Electronics Co. Ltd.	431,000	1,294,605
Chicony Power Technology Co. Ltd.	42,000	108,169
Chieftek Precision Co. Ltd.	1,100	2,785
China Airlines Ltd.(2)	1,409,000	932,520
China Bills Finance Corp.	155,000	78,847
China Chemical & Pharmaceutical Co. Ltd.(2)	152,000	137,010
China Container Terminal Corp.	38,000	29,886
China Development Financial Holding Corp.	3,288,943	1,416,132
China Development Financial Holding Corp., Preference Shares	402,360	107,249
China Electric Manufacturing Corp.	28,000	13,018
China General Plastics Corp.(2)	157,722	147,876
China Man-Made Fiber Corp.(1)	430,320	122,416
China Metal Products	115,000	125,456
China Motor Corp.(2)	217,800	407,305
China Petrochemical Development Corp.(2)	3,221,980	1,074,686
China Steel Corp.	5,088,000	5,234,179
China Steel Structure Co. Ltd.	18,000	35,327
China Wire & Cable Co. Ltd.	37,000	31,744
Chinese Maritime Transport Ltd.(2)	72,000	100,961
Chin-Poon Industrial Co. Ltd.	258,000	248,895
Chipbond Technology Corp.	505,000	1,110,712
ChipMOS Technologies, Inc.(2)	480,000	571,271
Chlitina Holding Ltd.	34,000	237,862

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Chong Hong Construction Co. Ltd.	1,000	$2,496
Chroma ATE, Inc.(2)	600,000	3,612,974
Chun Yuan Steel Industry Co. Ltd.	229,000	126,637
Chung Hung Steel Corp.	180,000	169,638
Chung Hwa Pulp Corp.	96,000	54,487
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	466,000	1,448,339
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	29,000	64,344
Chunghwa Precision Test Tech Co. Ltd.(2)	22,000	421,705
Chunghwa Telecom Co. Ltd., ADR	101,504	3,797,265
Cleanaway Co. Ltd.	68,000	419,370
Clevo Co.	82,000	83,285
CMC Magnetics Corp.(1)(2)	558,063	146,526
Compal Electronics, Inc.(2)	3,070,000	2,427,906
Compeq Manufacturing Co. Ltd.(2)	1,031,000	1,536,216
Concord International Securities Co. Ltd.	79,775	32,025
Concord Securities Co. Ltd.	197,000	69,333
Concraft Holding Co. Ltd.(1)	6,899	3,008
Continental Holdings Corp.	424,000	433,109
Contrel Technology Co. Ltd.	79,000	46,019
Coremax Corp.	40,325	133,842
Coretronic Corp.	231,000	486,729
Co-Tech Development Corp.(2)	264,000	539,796
Creative Sensor, Inc.	35,000	32,521
CTBC Financial Holding Co. Ltd.	8,381,000	6,222,335
CTCI Corp.	324,000	471,150
CviLux Corp.	19,000	21,849
CX Technology Co. Ltd.	18,000	14,771
CyberTAN Technology, Inc.(2)	61,000	47,741
DA CIN Construction Co. Ltd.	53,000	55,025
Dafeng TV Ltd.	4,000	6,479
Da-Li Development Co. Ltd.	2,242	2,289
Darfon Electronics Corp.	100,000	135,040
Darwin Precisions Corp.(1)	172,000	59,089
Daxin Materials Corp.	31,000	81,845
Delta Electronics, Inc.	496,000	4,640,436
Depo Auto Parts Ind Co. Ltd.	104,000	297,152
Dimerco Express Corp.(2)	61,160	157,344
D-Link Corp.(1)	4,600	2,595
Double Bond Chemical Industry Co. Ltd.	1,134	2,123
Dr Wu Skincare Co. Ltd.	8,000	29,362
Dynamic Holding Co. Ltd.	139,147	80,997
Dynapack International Technology Corp.	63,000	168,367
E Ink Holdings, Inc.(2)	17,000	107,575
E.Sun Financial Holding Co. Ltd.	1,606,918	1,311,450
Eastern Media International Corp.(2)	79,515	60,435
Eclat Textile Co. Ltd.	34,000	534,485
ECOVE Environment Corp.	1,000	8,809
Edison Opto Corp.(1)	38,911	27,098
Edom Technology Co. Ltd.	68,200	64,224
eGalax_eMPIA Technology, Inc.	21,174	43,384

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Egis Technology, Inc.	20,000	$51,735
Elan Microelectronics Corp.	178,000	630,130
E-LIFE MALL Corp.	4,000	11,252
Elite Advanced Laser Corp.	55,000	73,289
Elite Material Co. Ltd.	282,000	1,756,787
Elite Semiconductor Microelectronics Technology, Inc.	154,000	394,891
Elitegroup Computer Systems Co. Ltd.(1)(2)	135,000	95,005
eMemory Technology, Inc.	19,000	1,141,884
Emerging Display Technologies Corp.	39,000	28,573
ENNOSTAR, Inc.	244,375	392,442
Eson Precision Ind Co. Ltd.	15,000	30,561
Eternal Materials Co. Ltd.	234,200	246,882
Eurocharm Holdings Co. Ltd.	6,000	34,462
Eva Airways Corp.(2)	1,558,000	1,442,945
Everest Textile Co. Ltd.(1)	2,322	555
Evergreen International Storage & Transport Corp.(2)	447,000	408,675
Evergreen Marine Corp. Taiwan Ltd.(2)	673,676	3,442,643
EVERGREEN Steel Corp.	21,000	36,062
Everlight Chemical Industrial Corp.	130,000	79,748
Everlight Electronics Co. Ltd.	297,000	373,847
Excelliance Mos Corp.	14,000	59,312
Excelsior Medical Co. Ltd.	58,800	149,876
Far Eastern Department Stores Ltd.	167,000	122,945
Far Eastern International Bank	1,657,453	642,571
Far Eastern New Century Corp.	2,391,000	2,541,822
Far EasTone Telecommunications Co. Ltd.	919,000	2,073,676
Faraday Technology Corp.(2)	70,000	420,819
Farglory F T Z Investment Holding Co. Ltd.	131,000	235,293
Farglory Land Development Co. Ltd.	205,000	396,138
Federal Corp.(1)	89,000	63,418
Feedback Technology Corp.	20,000	59,587
Feng Hsin Steel Co. Ltd.	101,000	236,503
Feng TAY Enterprise Co. Ltd.	54,800	330,115
Firich Enterprises Co. Ltd.(2)	61,228	59,421
First Financial Holding Co. Ltd.	2,554,997	2,239,024
First Hi-Tec Enterprise Co. Ltd.	3,793	7,760
First Steamship Co. Ltd.(1)	467,210	152,829
FIT Holding Co. Ltd.	75,000	75,449
Fitipower Integrated Technology, Inc.(2)	131,361	710,768
Fittech Co. Ltd.	26,223	82,567
FLEXium Interconnect, Inc.(1)	763,000	2,454,564
Flytech Technology Co. Ltd.	72,000	171,050
FocalTech Systems Co. Ltd.(2)	53,804	126,731
Forcecon Tech Co. Ltd.	2,595	5,310
Forest Water Environment Engineering Co. Ltd.	70	72
Formosa Advanced Technologies Co. Ltd.	41,000	57,712
Formosa Chemicals & Fibre Corp.	646,000	1,499,136
Formosa International Hotels Corp.	24,000	245,825
Formosa Laboratories, Inc.(2)	58,000	136,711
Formosa Oilseed Processing Co. Ltd.	49,000	93,264

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Formosa Petrochemical Corp.	50,000	$139,092
Formosa Plastics Corp.	1,920,000	5,699,650
Formosa Sumco Technology Corp.	7,000	34,306
Formosa Taffeta Co. Ltd.(2)	195,000	176,864
Formosan Rubber Group, Inc.	87,000	63,415
Formosan Union Chemical	237,650	189,278
Fortune Electric Co. Ltd.	1,000	2,068
Foxconn Technology Co. Ltd.(2)	441,000	801,958
Foxsemicon Integrated Technology, Inc.	10,000	67,637
Franbo Lines Corp.(2)	155,956	100,945
Froch Enterprise Co. Ltd.	92,000	70,503
FSP Technology, Inc.	20,000	27,784
Fubon Financial Holding Co. Ltd.	3,514,970	6,873,221
Fulgent Sun International Holding Co. Ltd.	12,000	53,421
Fulltech Fiber Glass Corp.	157,759	65,337
Fusheng Precision Co. Ltd.	70,000	569,246
G Shank Enterprise Co. Ltd.(2)	127,000	203,227
Gamania Digital Entertainment Co. Ltd.	116,000	305,825
GEM Services, Inc.	9,000	21,881
Gemtek Technology Corp.	292,000	264,974
General Interface Solution Holding Ltd.(2)	149,000	419,918
Generalplus Technology, Inc.	27,000	48,664
GeneReach Biotechnology Corp.	14,526	28,800
Genesys Logic, Inc.	12,000	48,018
Genius Electronic Optical Co. Ltd.(2)	71,079	898,771
Getac Holdings Corp.	220,000	353,737
GFC Ltd./TW	1,000	2,417
Giant Manufacturing Co. Ltd.	53,885	358,506
Giantplus Technology Co. Ltd.(1)	55,000	26,819
Gigabyte Technology Co. Ltd.(2)	607,000	2,350,475
Global Brands Manufacture Ltd.	232,280	227,263
Global Lighting Technologies, Inc.	26,000	49,690
Global Mixed Mode Technology, Inc.	29,000	165,440
Global PMX Co. Ltd.	14,000	68,244
Global Unichip Corp.(2)	30,000	1,128,967
Globalwafers Co. Ltd.(2)	97,000	1,603,893
Gloria Material Technology Corp.	191,000	281,096
GMI Technology, Inc.	44,767	26,932
Gold Circuit Electronics Ltd.(2)	93,600	281,987
Goldsun Building Materials Co. Ltd.	614,674	557,845
Gordon Auto Body Parts(2)	99,000	79,698
Gourmet Master Co. Ltd.(2)	102,000	526,348
Grand Fortune Securities Co. Ltd.	129,600	45,565
Grand Ocean Retail Group Ltd.(1)	1,000	569
Grand Pacific Petrochemical(2)	633,000	411,527
Grand Process Technology Corp.	14,000	116,223
Grape King Bio Ltd.	115,000	683,101
Great China Metal Industry	9,000	7,266
Great Tree Pharmacy Co. Ltd.	8,151	89,049
Great Wall Enterprise Co. Ltd.	84,220	139,551

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Greatek Electronics, Inc.(2)	199,000	$347,071
Group Up Industrial Co. Ltd.	8,000	28,404
Gudeng Precision Industrial Co. Ltd.	3,346	31,620
Hai Kwang Enterprise Corp.(2)	76,000	56,669
Hannstar Board Corp.	237,927	268,662
HannStar Display Corp.(1)(2)	2,130,000	889,624
HannsTouch Solution, Inc.	303,000	100,813
Harmony Electronics Corp.	17,000	19,584
Harvatek Corp.	35,000	24,639
Heran Co. Ltd.(2)	7,000	26,276
Highlight Tech Corp.	16,000	28,154
Highwealth Construction Corp.	7,261	10,095
Hiroca Holdings Ltd.	47,000	70,764
Hitron Technology, Inc.	42,000	37,323
Hiwin Technologies Corp.(2)	462,451	3,771,363
Ho Tung Chemical Corp.	506,000	147,823
Hocheng Corp.(2)	321,320	200,838
Holdings-Key Electric Wire & Cable Co. Ltd.	44,800	21,545
Holiday Entertainment Co. Ltd.	11,050	25,363
Holtek Semiconductor, Inc.(2)	93,000	224,859
Holy Stone Enterprise Co. Ltd.(2)	78,000	244,814
Hon Hai Precision Industry Co. Ltd.	5,254,000	17,380,240
Hong Pu Real Estate Development Co. Ltd.(1)	5,000	3,708
Hong TAI Electric Industrial	36,000	22,305
Horizon Securities Co. Ltd.(2)	161,120	52,622
Hota Industrial Manufacturing Co. Ltd.	3,000	7,132
Hotai Finance Co. Ltd.	111,000	401,038
Hotai Motor Co. Ltd.	38,000	765,915
Hsin Kuang Steel Co. Ltd.	2,000	2,930
Hsin Yung Chien Co. Ltd.	9,900	32,271
Hsing TA Cement Co.	62,000	34,716
HTC Corp.(1)	48,000	102,216
Hu Lane Associate, Inc.(2)	35,225	175,970
Hua Nan Financial Holdings Co. Ltd.	2,008,987	1,501,443
Huaku Development Co. Ltd.	116,000	350,480
Huang Hsiang Construction Corp.	31,000	45,126
Hung Ching Development & Construction Co. Ltd.	31,000	22,129
Hung Sheng Construction Ltd.	277,880	212,961
Huxen Corp.	2,000	3,249
Hycon Technology Corp.	351	706
IBF Financial Holdings Co. Ltd.	956,139	394,526
IC Plus Corp.	16,000	27,008
Ichia Technologies, Inc.(2)	246,000	153,672
IEI Integration Corp.(2)	130,000	347,140
Infortrend Technology, Inc.(2)	92,000	57,310
Info-Tek Corp.	19,000	34,644
Innodisk Corp.	50,401	370,099
Innolux Corp.	7,629,335	3,654,677
Inpaq Technology Co. Ltd.	30,000	56,108
Insyde Software Corp.	18,000	61,201

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Integrated Service Technology, Inc.(1)(2)	75,000	$209,259
Interactive Digital Technologies, Inc.	3,000	6,772
International CSRC Investment Holdings Co.(2)	490,000	332,782
International Games System Co. Ltd.	112,000	1,845,336
Inventec Corp.	784,000	681,070
I-Sheng Electric Wire & Cable Co. Ltd.	10,000	14,432
ITE Technology, Inc.	72,000	208,976
ITEQ Corp.	93,000	228,909
Jarllytec Co. Ltd.	27,000	59,877
Jentech Precision Industrial Co. Ltd.	3,299	45,572
Jess-Link Products Co. Ltd.	39,000	56,638
Jiin Yeeh Ding Enterprise Co. Ltd.	26,400	32,679
K Laser Technology, Inc.	38,000	25,293
Kaimei Electronic Corp.(2)	56,200	122,386
Kaori Heat Treatment Co. Ltd.(2)	53,000	412,911
KEE TAI Properties Co. Ltd.(2)	181,000	77,956
Kenda Rubber Industrial Co. Ltd.	124,800	126,820
Kenmec Mechanical Engineering Co. Ltd.(1)(2)	221,000	200,134
Kerry TJ Logistics Co. Ltd.(2)	94,000	117,421
Kindom Development Co. Ltd.	225,200	214,315
King Slide Works Co. Ltd.	3,000	40,914
King Yuan Electronics Co. Ltd.	861,000	1,176,754
King's Town Bank Co. Ltd.(2)	638,000	711,764
Kinik Co.(2)	64,000	237,531
Kinpo Electronics(2)	279,000	125,088
Kinsus Interconnect Technology Corp.(2)	205,000	717,883
KMC Kuei Meng International, Inc.(2)	14,000	69,201
KNH Enterprise Co. Ltd.(2)	99,000	56,956
KS Terminals, Inc.	49,000	115,053
Kung Long Batteries Industrial Co. Ltd.	48,000	220,256
Kung Sing Engineering Corp.(1)	70,400	16,313
Kuo Toong International Co. Ltd.	67,000	67,444
Kuo Yang Construction Co. Ltd.(1)	49,727	31,282
L&K Engineering Co. Ltd.	134,000	177,200
LandMark Optoelectronics Corp.	15,000	64,377
Lanner Electronics, Inc.	18,000	64,165
Largan Precision Co. Ltd.	37,000	2,659,932
Lealea Enterprise Co. Ltd.(2)	426,000	147,975
Lelon Electronics Corp.	12,138	25,167
Li Cheng Enterprise Co. Ltd.(1)	1,071	908
Li Peng Enterprise Co. Ltd.(1)	391,000	107,119
Lian HWA Food Corp.	47,408	133,769
Lien Hwa Industrial Holdings Corp.	8,038	14,329
Lingsen Precision Industries Ltd.	239,000	118,229
Lion Travel Service Co. Ltd.(1)	1,098	4,574
Lite-On Technology Corp.	881,000	2,004,741
Liton Technology Corp.	1,000	1,182
Long Bon International Co. Ltd.(1)	1,800	1,011
Longchen Paper & Packaging Co. Ltd.	338,889	209,785
Longwell Co.	17,000	41,107

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Lotes Co. Ltd.	20,251	$568,871
Lotus Pharmaceutical Co. Ltd.(1)(2)	108,000	994,030
Lucky Cement Corp.	60,000	27,842
Lumax International Corp. Ltd.	9,000	22,145
Lung Yen Life Service Corp.	18,000	22,648
Macauto Industrial Co. Ltd.	11,000	25,286
Machvision, Inc.	17,039	95,267
Macroblock, Inc.	27,000	101,561
Macronix International Co. Ltd.(2)	1,855,000	2,077,161
Makalot Industrial Co. Ltd.	10,825	75,761
Marketech International Corp.(2)	74,000	305,525
Materials Analysis Technology, Inc.	49,000	290,237
Mechema Chemicals International Corp.	2,000	7,146
MediaTek, Inc.	191,000	4,484,493
Mega Financial Holding Co. Ltd.	1,208,475	1,318,339
Mercuries & Associates Holding Ltd.	55,550	30,646
Mercuries Life Insurance Co. Ltd.(1)(2)	1,305,835	229,952
Merry Electronics Co. Ltd.	6,000	16,699
Microbio Co. Ltd.	7,221	15,277
Micro-Star International Co. Ltd.(2)	613,000	2,734,639
MIN AIK Technology Co. Ltd.	35,000	20,467
Mirle Automation Corp.	41,000	52,434
Mitac Holdings Corp.(2)	720,560	744,451
momo.com, Inc.(2)	9,000	231,306
MOSA Industrial Corp.	48,000	40,950
Mosel Vitelic, Inc.(2)	79,000	106,790
Motech Industries, Inc.	2,451	2,267
MPI Corp.	57,000	229,346
Nak Sealing Technologies Corp.	15,000	58,880
Namchow Holdings Co. Ltd.	33,000	50,703
Nan Kang Rubber Tire Co. Ltd.(1)	1,000	1,202
Nan Liu Enterprise Co. Ltd.	6,000	14,394
Nan Pao Resins Chemical Co. Ltd.	11,000	49,805
Nan Ya Plastics Corp.	1,568,000	3,857,950
Nan Ya Printed Circuit Board Corp.(2)	124,000	939,907
Nantex Industry Co. Ltd.(2)	154,000	218,737
Nanya Technology Corp.(2)	928,000	1,766,462
Nichidenbo Corp.	36,000	66,313
Nien Made Enterprise Co. Ltd.	51,000	543,004
Niko Semiconductor Co. Ltd.	29,000	54,015
Nishoku Technology, Inc.	6,000	18,781
Novatek Microelectronics Corp.(2)	516,000	6,819,250
Nuvoton Technology Corp.(2)	148,428	712,646
Nyquest Technology Co. Ltd.	14,000	35,323
O-Bank Co. Ltd.(2)	732,430	232,842
Ocean Plastics Co. Ltd.	30,000	35,555
Orient Semiconductor Electronics Ltd.	464,000	297,291
Oriental Union Chemical Corp.	218,000	134,808
O-TA Precision Industry Co. Ltd.	56,000	237,755
Pacific Hospital Supply Co. Ltd.	11,099	28,390

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Pan Jit International, Inc.(2)	325,000	$708,015
Pan-International Industrial Corp.(2)	112,000	141,299
Parade Technologies Ltd.	2,000	62,192
P-Duke Technology Co. Ltd.	1,105	3,257
Pegatron Corp.(2)	1,387,000	3,073,019
Pegavision Corp.	8,000	117,396
PharmaEngine, Inc.(2)	52,000	193,900
Pharmally International Holding Co. Ltd.(1)	1,282	2,381
Phihong Technology Co. Ltd.(1)(2)	67,000	99,595
Phison Electronics Corp.(2)	123,000	1,400,577
Phoenix Silicon International Corp.(2)	115,280	211,988
Pixart Imaging, Inc.	70,000	253,230
Pou Chen Corp.	569,000	623,479
Power Wind Health Industry, Inc.(1)	4,252	19,799
Powerchip Semiconductor Manufacturing Corp.	808,000	878,943
Powertech Technology, Inc.(2)	901,000	2,605,306
Poya International Co. Ltd.	31,301	605,268
President Chain Store Corp.	284,000	2,481,515
President Securities Corp.	264,929	149,268
Primax Electronics Ltd.(2)	532,000	1,034,210
Prince Housing & Development Corp.	361,000	135,628
Promate Electronic Co. Ltd.	22,000	28,379
Prosperity Dielectrics Co. Ltd.	34,000	47,608
Qisda Corp.	251,000	246,444
QST International Corp.	9,900	21,581
Quang Viet Enterprise Co. Ltd.	6,000	24,002
Quanta Computer, Inc.	1,083,000	2,834,714
Quanta Storage, Inc.	141,000	225,048
Radiant Opto-Electronics Corp.	891,000	3,075,912
Radium Life Tech Co. Ltd.	134,000	42,201
Raydium Semiconductor Corp.(2)	45,000	603,152
Realtek Semiconductor Corp.(2)	462,000	5,695,520
Rechi Precision Co. Ltd.	41,000	23,287
Rexon Industrial Corp. Ltd.	49,000	49,447
Rich Development Co. Ltd.	92,000	33,635
Ritek Corp.(1)	64,281	18,109
Rodex Fasteners Corp.	64,000	121,182
Roo Hsing Co. Ltd.(1)	170,000	16,292
Ruentex Development Co. Ltd.	1,117,400	1,618,759
Ruentex Engineering & Construction Co.	23,290	93,150
Ruentex Industries Ltd.	266,306	587,727
Sampo Corp.	50,000	44,086
San Fang Chemical Industry Co. Ltd.	5,000	3,437
San Shing Fastech Corp.	17,000	28,676
Sanyang Motor Co. Ltd.(2)	328,000	427,610
Savior Lifetec Corp.(1)(2)	149,000	99,841
SCI Pharmtech, Inc.(1)	5,600	19,820
Scientech Corp.	24,000	59,851
ScinoPharm Taiwan Ltd.	2,000	1,711
SDI Corp.	15,000	60,766

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Senao International Co. Ltd.	1,000	$1,096
Senao Networks, Inc.	32,000	307,180
Sensortek Technology Corp.	9,000	105,275
Sesoda Corp.(2)	134,997	187,533
Shanghai Commercial & Savings Bank Ltd.	1,562,565	2,425,649
Sharehope Medicine Co. Ltd.	50,000	57,298
Sheng Yu Steel Co. Ltd.	51,000	42,921
ShenMao Technology, Inc.	32,000	50,559
Shih Her Technologies, Inc.	24,000	48,717
Shih Wei Navigation Co. Ltd.(2)	107,386	100,574
Shihlin Paper Corp.(1)	30,000	47,663
Shin Foong Specialty & Applied Materials Co. Ltd.	18,000	37,610
Shin Kong Financial Holding Co. Ltd.	8,489,740	2,464,749
Shin Zu Shing Co. Ltd.	80,536	234,719
Shining Building Business Co. Ltd.(1)	125,000	38,327
Shinkong Insurance Co. Ltd.	87,000	143,828
Shinkong Synthetic Fibers Corp.	663,000	394,905
Shiny Chemical Industrial Co. Ltd.	39,582	156,520
ShunSin Technology Holding Ltd.	12,000	33,833
Shuttle, Inc.(1)(2)	124,000	51,028
Sigurd Microelectronics Corp.	517,063	903,405
Silergy Corp.	12,000	225,793
Silicon Integrated Systems Corp.(2)	283,404	170,596
Simplo Technology Co. Ltd.(2)	180,000	1,738,847
Sinbon Electronics Co. Ltd.	4,000	38,942
Sincere Navigation Corp.(2)	364,060	306,581
Singatron Enterprise Co. Ltd.	48,000	33,623
Sinher Technology, Inc.	15,000	19,055
Sinkang Industries Co. Ltd.	3,000	2,028
Sinmag Equipment Corp.	9,000	28,387
Sino-American Silicon Products, Inc.	677,000	3,493,509
Sinon Corp.(2)	264,000	342,808
SinoPac Financial Holdings Co. Ltd.	5,979,050	3,347,241
Sinopower Semiconductor, Inc.	6,000	20,152
Sinyi Realty, Inc.	34,000	31,656
Sitronix Technology Corp.(2)	201,000	1,496,613
Siward Crystal Technology Co. Ltd.	155,000	195,954
Softstar Entertainment, Inc.	1,300	2,422
Solar Applied Materials Technology Corp.(2)	264,670	320,355
Solomon Technology Corp.	83,000	72,467
Solteam, Inc.	28,000	43,117
Sonix Technology Co. Ltd.(2)	66,000	118,319
Speed Tech Corp.	1,000	1,797
Sporton International, Inc.	60,000	521,657
St Shine Optical Co. Ltd.	39,000	332,820
Standard Chemical & Pharmaceutical Co. Ltd.	16,000	30,264
Standard Foods Corp.	59,000	80,896
Stark Technology, Inc.	35,000	107,101
Sunjuice Holdings Co. Ltd.	3,000	31,428
Sunny Friend Environmental Technology Co. Ltd.	10,000	53,845

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Sunonwealth Electric Machine Industry Co. Ltd.	32,000	$45,269
Sunplus Technology Co. Ltd.	25,000	21,297
Sunrex Technology Corp.	56,000	71,831
Supreme Electronics Co. Ltd.	49,755	62,889
Swancor Holding Co. Ltd.(2)	10,000	35,904
Sweeten Real Estate Development Co. Ltd.	4,320	3,464
Symtek Automation Asia Co. Ltd.(2)	55,000	176,972
Syncmold Enterprise Corp.	32,000	64,518
Synnex Technology International Corp.	393,000	801,878
Systex Corp.	17,000	41,856
T3EX Global Holdings Corp.(2)	108,213	244,994
TA Chen Stainless Pipe(2)	983,184	1,396,689
Ta Ya Electric Wire & Cable(2)	127,363	101,027
TAI Roun Products Co. Ltd.	23,000	12,061
TA-I Technology Co. Ltd.	31,750	50,156
Tai Tung Communication Co. Ltd.(1)	42,000	19,946
Taichung Commercial Bank Co. Ltd.	2,158,425	973,288
TaiDoc Technology Corp.	44,000	273,218
Taiflex Scientific Co. Ltd.	22,000	30,801
Taigen Biopharmaceuticals Holdings Ltd.(1)	68,000	34,420
Taimide Tech, Inc.	55,000	61,085
Tainan Spinning Co. Ltd.	189,000	110,052
Tai-Saw Technology Co. Ltd.(2)	75,000	70,766
Taishin Financial Holding Co. Ltd.	6,196,841	3,328,035
Taisun Enterprise Co. Ltd.	4,000	3,946
Taita Chemical Co. Ltd.	80,850	61,157
Taiwan Business Bank	4,750,825	2,231,050
Taiwan Cement Corp.	757,853	971,545
Taiwan Cogeneration Corp.(2)	48,000	57,848
Taiwan Cooperative Financial Holding Co. Ltd.	2,304,263	2,004,459
Taiwan Fertilizer Co. Ltd.	302,000	567,017
Taiwan Fire & Marine Insurance Co. Ltd.	41,000	27,971
Taiwan FU Hsing Industrial Co. Ltd.	29,000	40,818
Taiwan Glass Industry Corp.(2)	965,000	737,791
Taiwan High Speed Rail Corp.	513,000	493,256
Taiwan Hon Chuan Enterprise Co. Ltd.	542,000	1,712,003
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	41,000	62,286
Taiwan IC Packaging Corp.	32,000	12,542
Taiwan Mask Corp.	24,000	64,662
Taiwan Mobile Co. Ltd.	638,000	2,021,127
Taiwan Navigation Co. Ltd.(2)	183,000	178,965
Taiwan Paiho Ltd.	163,000	330,547
Taiwan PCB Techvest Co. Ltd.	238,000	301,782
Taiwan Sakura Corp.	4,000	8,465
Taiwan Secom Co. Ltd.	70,000	231,106
Taiwan Semiconductor Co. Ltd.	76,000	231,958
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,190,751	103,678,690
Taiwan Shin Kong Security Co. Ltd.	7,070	9,506
Taiwan Steel Union Co. Ltd.	22,000	75,509
Taiwan Styrene Monomer	72,000	33,254

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Taiwan Surface Mounting Technology Corp.	642,000	$1,860,260
Taiwan TEA Corp.(1)	304,000	218,130
Taiwan Union Technology Corp.(2)	213,000	408,852
Taiwan-Asia Semiconductor Corp.(2)	200,000	245,082
Taiyen Biotech Co. Ltd.	24,000	26,250
Tatung Co. Ltd.(1)(2)	1,023,000	1,122,204
Tatung System Technologies, Inc.	21,000	26,376
TCI Co. Ltd.	2,000	13,851
Teco Electric & Machinery Co. Ltd.	1,706,000	1,711,711
Test Research, Inc.	20,000	41,543
Test Rite International Co. Ltd.	33,000	21,815
Thermaltake Technology Co. Ltd.	97	108
Thinking Electronic Industrial Co. Ltd.	50,000	231,364
Thye Ming Industrial Co. Ltd.(2)	77,400	100,274
Ton Yi Industrial Corp.	737,000	422,922
Tong Hsing Electronic Industries Ltd.	44,524	318,549
Tong Yang Industry Co. Ltd.	376,000	537,022
Top Bright Holding Co. Ltd.	8,000	27,471
Topco Scientific Co. Ltd.	123,000	727,270
Topkey Corp.	3,000	21,664
Topoint Technology Co. Ltd.	51,000	49,122
TPK Holding Co. Ltd.(2)	215,000	240,286
Trade-Van Information Services Co.	2,000	4,142
Transcend Information, Inc.	59,000	135,588
Tripod Technology Corp.	385,000	1,318,543
Tsann Kuen Enterprise Co. Ltd.	38,589	60,504
TSC Auto ID Technology Co. Ltd.	8,000	56,221
TSRC Corp.	329,000	312,523
Ttet Union Corp.	6,000	28,858
TTY Biopharm Co. Ltd.	74,000	189,991
Tul Corp.(2)	18,000	46,975
Tung Ho Steel Enterprise Corp.	389,760	759,688
Tung Thih Electronic Co. Ltd.(2)	51,000	254,674
TXC Corp.(2)	1,079,000	3,039,718
TYC Brother Industrial Co. Ltd.(2)	136,000	126,501
Tycoons Group Enterprise(1)	66,000	19,074
UDE Corp.	31,000	35,359
Ultra Chip, Inc.(2)	20,000	70,182
U-Ming Marine Transport Corp.(2)	207,000	413,211
Unimicron Technology Corp.(2)	891,000	3,680,015
Union Bank of Taiwan	1,081,129	573,489
Uni-President Enterprises Corp.	1,173,000	2,589,464
Unitech Computer Co. Ltd.	46,000	48,729
Unitech Printed Circuit Board Corp.(1)(2)	100,000	61,097
United Integrated Services Co. Ltd.	288,000	2,123,243
United Microelectronics Corp.(1)(2)	6,208,000	10,111,000
United Orthopedic Corp.(1)	14,000	22,347
United Renewable Energy Co. Ltd.(1)	31,085	21,079
Universal Cement Corp.	107,000	85,668
Universal Vision Biotechnology Co. Ltd.	14,700	156,039

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Universal, Inc.	17,000	$13,381
Unizyx Holding Corp.(2)	262,043	332,267
UPC Technology Corp.	295,000	149,857
Userjoy Technology Co. Ltd.	15,350	37,706
USI Corp.	314,000	258,142
Utechzone Co. Ltd.	40,000	118,513
Vanguard International Semiconductor Corp.(2)	1,104,000	3,326,070
Ventec International Group Co. Ltd.	17,000	45,306
VIA Labs, Inc.	2,000	14,080
Visual Photonics Epitaxy Co. Ltd.	44,000	121,072
Voltronic Power Technology Corp.(2)	33,100	1,728,277
Wafer Works Corp.(2)	41,000	59,846
Wah Hong Industrial Corp.	19,000	17,831
Wah Lee Industrial Corp.	37,740	108,311
Walsin Lihwa Corp.	1,976,553	3,640,430
Walsin Technology Corp.	272,000	887,304
Walton Advanced Engineering, Inc.	88,000	36,714
Wan Hai Lines Ltd.(2)	271,640	703,010
WEI Chih Steel Industrial Co. Ltd.(2)	76,000	71,400
Wei Chuan Foods Corp.	82,000	55,445
Weikeng Industrial Co. Ltd.	147,000	133,852
Well Shin Technology Co. Ltd.	16,000	26,636
Wholetech System Hitech Ltd.	33,000	50,911
Win Semiconductors Corp.(2)	99,000	543,368
Winbond Electronics Corp.(2)	2,229,000	1,668,724
Winstek Semiconductor Co. Ltd.	54,000	89,321
WinWay Technology Co. Ltd.(2)	10,000	194,902
Wisdom Marine Lines Co. Ltd.(2)	239,378	530,221
Wisechip Semiconductor, Inc.	12,000	20,380
Wistron Corp.	1,511,000	1,637,135
Wistron Information Technology & Services Corp.	41,000	142,085
Wistron NeWeb Corp.(2)	378,000	1,040,870
Wiwynn Corp.	66,000	2,069,595
Wowprime Corp.(1)(2)	128,000	1,167,491
WPG Holdings Ltd.	271,000	438,049
WT Microelectronics Co. Ltd.	195,000	414,202
XinTec, Inc.	39,000	130,866
Xxentria Technology Materials Corp.	16,000	35,535
Yageo Corp.	67,822	1,188,620
Yang Ming Marine Transport Corp.(2)	723,000	1,521,748
Yankey Engineering Co. Ltd.	3,000	27,972
YC INOX Co. Ltd.	136,486	138,896
Yea Shin International Development Co. Ltd.	38,106	29,511
Yem Chio Co. Ltd.	99,579	47,977
Yeong Guan Energy Technology Group Co. Ltd.	70,000	156,724
YFY, Inc.	1,541,000	1,366,886
Yieh Hsing Enterprise Co. Ltd.(1)	41,000	16,578
Yieh Phui Enterprise Co. Ltd.	172,200	97,423
Young Fast Optoelectronics Co. Ltd.	39,000	36,619
Youngtek Electronics Corp.	50,000	103,613

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Yuanta Financial Holding Co. Ltd.	5,213,733	$3,876,677
Yulon Finance Corp.	160,900	892,588
Yulon Motor Co. Ltd.(2)	330,397	877,178
YungShin Global Holding Corp.	1,000	1,412
Zeng Hsing Industrial Co. Ltd.	17,230	68,988
Zenitron Corp.	50,000	48,865
Zero One Technology Co. Ltd.(2)	33,526	53,431
Zhen Ding Technology Holding Ltd.(2)	682,000	2,496,592
Zinwell Corp.(1)	75,000	44,070
Zippy Technology Corp.	3,000	4,175
ZongTai Real Estate Development Co. Ltd.	71,496	78,059
		467,119,315
Thailand — 2.7%
AAPICO Hitech PCL, NVDR	165,100	135,414
Absolute Clean Energy PCL, NVDR	830,900	58,327
Advanced Info Service PCL, NVDR	275,900	1,576,571
Advanced Information Technology PCL, NVDR	307,700	52,651
AEON Thana Sinsap Thailand PCL, NVDR	34,200	195,422
Airports of Thailand PCL, NVDR(1)	655,800	1,349,621
AJ Plast PCL, NVDR	39,300	12,007
Amanah Leasing PCL, NVDR	318,700	36,417
Amata Corp. PCL, NVDR	446,200	251,149
Ananda Development PCL, NVDR(1)	53,000	2,083
AP Thailand PCL, NVDR	4,242,300	1,487,862
Aqua Corp. PCL, NVDR(1)	1,757,300	34,801
Asia Aviation PCL, NVDR(1)	50,344	4,073
Asia Plus Group Holdings PCL, NVDR	561,700	48,304
Asia Sermkij Leasing PCL, NVDR	35,700	29,783
Asian Sea Corp. PCL, NVDR	207,750	78,171
Asset World Corp. PCL, NVDR	529,200	88,304
B Grimm Power PCL, NVDR	281,600	310,885
Bangchak Corp. PCL, NVDR	1,779,600	1,621,708
Bangkok Airways PCL, NVDR(1)	149,100	55,241
Bangkok Bank PCL, NVDR	74,200	343,203
Bangkok Chain Hospital PCL, NVDR	2,559,800	1,440,829
Bangkok Dusit Medical Services PCL, NVDR	2,770,800	2,194,732
Bangkok Expressway & Metro PCL, NVDR	2,672,800	699,585
Bangkok Land PCL, NVDR	2,403,600	67,996
Bangkok Life Assurance PCL, NVDR	1,597,300	1,435,089
Banpu PCL, NVDR	5,058,566	1,559,343
Banpu Power PCL, NVDR	119,900	52,919
BCPG PCL, NVDR	587,600	160,384
Beauty Community PCL, NVDR(1)	64,400	2,368
BEC World PCL, NVDR	687,000	190,492
Berli Jucker PCL, NVDR	66,300	72,198
Better World Green PCL, NVDR(1)	3,280,900	89,099
BG Container Glass PCL, NVDR	56,100	15,876
BTS Group Holdings PCL, NVDR	842,100	191,763
Bumrungrad Hospital PCL, NVDR	227,700	1,359,143
Cal-Comp Electronics Thailand PCL, NVDR	476,838	30,750

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Carabao Group PCL, NVDR	10,500	$30,008
Central Pattana PCL, NVDR	669,900	1,330,968
Central Plaza Hotel PCL, NVDR(1)	113,900	182,031
Central Retail Corp. PCL, NVDR	435,966	551,629
CH Karnchang PCL, NVDR	471,600	284,197
Charoen Pokphand Foods PCL, NVDR	1,726,200	1,084,203
Chularat Hospital PCL, NVDR	8,834,700	935,013
CK Power PCL, NVDR	593,200	71,146
Com7 PCL, NVDR	1,364,800	1,177,011
Country Group Development PCL, NVDR(1)	979,000	17,439
CP ALL PCL, NVDR	858,200	1,505,187
Delta Electronics Thailand PCL, NVDR	86,500	2,230,143
Diamond Building Products PCL, NVDR	51,200	11,733
Ditto Thailand PCL, NVDR	48,000	61,765
Dynasty Ceramic PCL, NVDR	1,977,800	126,463
Eastern Polymer Group PCL, NVDR	377,600	89,183
Ekachai Medical Care PCL, NVDR	246,400	58,206
Electricity Generating PCL, NVDR	351,500	1,700,425
Energy Absolute PCL, NVDR	528,400	1,170,154
Erawan Group PCL, NVDR(1)	77,040	11,441
Forth Corp. PCL, NVDR	8,400	8,670
G J Steel PCL, NVDR(1)	6,403,900	56,043
GFPT PCL, NVDR	287,200	99,142
Global Power Synergy PCL, NVDR	115,800	222,771
Gulf Energy Development PCL, NVDR	551,520	819,604
Gunkul Engineering PCL, NVDR	2,557,400	302,260
Haad Thip PCL, NVDR	13,900	12,487
Hana Microelectronics PCL, NVDR	353,800	577,623
Home Product Center PCL, NVDR	2,372,400	939,220
Ichitan Group PCL, NVDR	306,300	110,054
Indorama Ventures PCL, NVDR	465,600	483,885
Intouch Holdings PCL, NVDR	53,800	107,677
IRPC PCL, NVDR	3,612,300	292,190
Italian-Thai Development PCL, NVDR(1)	1,929,200	100,966
Jasmine International PCL, NVDR(1)	4,678,200	293,786
Jay Mart PCL, NVDR	68,641	54,803
JMT Network Services PCL, NVDR	71,668	94,249
Kasikornbank PCL, NVDR	300,400	1,164,197
KCE Electronics PCL, NVDR	868,000	1,141,289
KGI Securities Thailand PCL, NVDR	805,200	116,172
Khon Kaen Sugar Industry PCL, NVDR	380,000	39,778
Kiatnakin Phatra Bank PCL, NVDR	99,300	187,466
Krung Thai Bank PCL, NVDR	2,064,800	1,010,630
Krungthai Card PCL, NVDR	393,300	653,539
Land & Houses PCL, NVDR	6,166,100	1,709,681
Lanna Resources PCL, NVDR	86,300	37,826
LPN Development PCL, NVDR	441,700	53,988
Major Cineplex Group PCL, NVDR	36,400	17,608
Master Ad PCL, NVDR(1)	1,993,300	31,607
MBK PCL, NVDR	568,700	268,793

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
MC Group PCL, NVDR	20,300	$6,319
MCS Steel PCL, NVDR	184,800	51,224
Mega Lifesciences PCL, NVDR	273,700	356,171
MFEC PCL, NVDR	71,500	15,977
Minor International PCL, NVDR(1)	1,470,600	1,393,190
MK Restaurants Group PCL, NVDR	9,300	14,602
Muangthai Capital PCL, NVDR	132,000	130,626
Namyong Terminal PCL, NVDR	30,600	3,013
Noble Development PCL, Class C, NVDR	205,200	29,900
Nusasiri PCL, NVDR(1)	2,022,600	57,782
Origin Property PCL, NVDR	94,600	31,841
Osotspa PCL, NVDR	389,400	355,233
Plan B Media PCL, NVDR	2,876,300	797,062
Polyplex Thailand PCL, NVDR	98,600	53,840
POSCO-Thainox PCL, NVDR	576,900	14,845
Praram 9 Hospital PCL, NVDR	52,900	31,281
Precious Shipping PCL, NVDR	651,100	274,434
Premier Marketing PCL, NVDR	72,700	19,337
Prima Marine PCL, NVDR	759,900	165,505
Property Perfect PCL, NVDR	2,307,910	27,398
Pruksa Holding PCL, NVDR	89,200	34,069
PTG Energy PCL, NVDR	1,544,100	611,527
PTT Exploration & Production PCL, NVDR	483,400	2,045,963
PTT Global Chemical PCL, NVDR	940,200	1,256,347
PTT Oil & Retail Business PCL, NVDR	369,300	228,840
PTT PCL, NVDR	2,771,000	2,487,753
Quality Houses PCL, NVDR	11,885,500	807,012
R&B Food Supply PCL, NVDR	29,500	10,684
Rabbit Holdings PLC, NVDR(1)	3,088,800	96,106
Raimon Land PCL, NVDR(1)	1,000,000	20,369
Rajthanee Hospital PCL, NVDR	65,600	54,295
Ratch Group PCL, NVDR	550,050	634,296
Ratchthani Leasing PCL, NVDR	1,188,400	133,113
Regional Container Lines PCL, NVDR	1,357,700	1,199,947
Rojana Industrial Park PCL, NVDR	239,200	40,620
RS PCL, NVDR	189,100	82,391
S Hotels & Resorts PCL, NVDR(1)	289,200	37,470
S Kijchai Enterprise PCL, R Shares, NVDR	189,900	28,973
Sabina PCL, NVDR	40,300	28,261
Samart Corp. PCL, NVDR(1)	72,200	11,031
Sansiri PCL, NVDR	8,596,900	464,476
Sappe PCL, NVDR	43,800	64,129
SC Asset Corp. PCL, NVDR	869,800	114,171
SCB X PCL, NVDR	122,700	360,946
SCGJWD Logistics PCL, NVDR	375,400	201,719
SEAFCO PCL, NVDR(1)	16,100	1,640
Sermsang Power Corp. Co. Ltd., NVDR	379,068	103,566
Siam Cement PCL, NVDR	236,200	2,184,978
Siam City Cement PCL, NVDR	19,500	80,270
Siam Global House PCL, NVDR	1,251,459	654,561

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Siam Makro PCL, NVDR	20,337	$23,153
Siamgas & Petrochemicals PCL, NVDR	124,500	34,859
Sikarin PCL, NVDR	21,100	5,970
Singha Estate PCL, NVDR(1)	1,000,000	56,583
Sino-Thai Engineering & Construction PCL, NVDR	1,102,800	421,117
SNC Former PCL, NVDR	107,500	43,787
Somboon Advance Technology PCL, NVDR	159,800	93,133
SPCG PCL, NVDR	87,000	35,945
Sri Trang Agro-Industry PCL, NVDR	480,500	343,128
Srisawad Capital 1969 PCL, NVDR	45,700	33,927
Srisawad Corp. PCL, NVDR	791,700	1,208,790
Srivichai Vejvivat PCL, NVDR	93,400	22,723
Star Petroleum Refining PCL, NVDR	459,000	142,669
STP & I PCL, NVDR(1)	367,800	47,216
Supalai PCL, NVDR	807,300	520,708
Super Energy Corp. PCL, NVDR	6,494,800	106,509
Susco PCL, NVDR	237,800	25,802
Synnex Thailand PCL, NVDR	47,100	21,444
Taokaenoi Food & Marketing PCL, Class R, NVDR	221,400	65,143
Tata Steel Thailand PCL, NVDR	498,600	15,369
TEAM Consulting Engineering & Management PCL, NVDR	446,300	136,352
Thai Airways International PCL, NVDR(1)	20,500	1,926
Thai Oil PCL, NVDR	974,300	1,389,412
Thai Solar Energy PCL, NVDR	212,200	14,057
Thai Union Group PCL, NVDR	2,945,200	1,324,844
Thai Vegetable Oil PCL, NVDR	227,700	180,406
Thaicom PCL, NVDR	978,300	434,378
Thaifoods Group PCL, NVDR	365,800	54,871
Thanachart Capital PCL, NVDR	118,400	143,199
Thonburi Healthcare Group PCL, NVDR	802,000	1,582,685
Thoresen Thai Agencies PCL, NVDR	784,800	174,260
Tipco Asphalt PCL, NVDR	321,000	179,827
Tisco Financial Group PCL, NVDR	63,900	186,200
TMBThanachart Bank PCL, NVDR	1,642,100	65,039
TOA Paint Thailand PCL, NVDR	158,600	145,842
Total Access Communication PCL, NVDR	54,400	80,427
TPI Polene PCL, NVDR	1,342,100	65,311
TPI Polene Power PCL, NVDR	537,300	52,597
TQM Alpha PCL, NVDR	96,100	104,623
Triple i Logistics PCL, NVDR	148,586	56,322
True Corp. PCL, NVDR	8,793,100	1,268,908
TTW PCL, NVDR	244,900	64,791
Unique Engineering & Construction PCL, NVDR(1)	129,200	16,083
United Paper PCL, NVDR	45,600	19,078
Univentures PCL, NVDR	191,000	16,322
Vanachai Group PCL, NVDR	117,200	15,915
VGI PCL, NVDR	194,070	23,925
WHA Corp. PCL, NVDR	3,171,000	353,411
Workpoint Entertainment PCL, NVDR	45,500	22,791
		70,321,792

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
Turkey — 1.0%
AG Anadolu Grubu Holding AS	7,413	$34,714
Akbank TAS(2)	1,518,028	1,403,683
Aksa Akrilik Kimya Sanayii AS	43,628	211,400
Aksa Enerji Uretim AS(2)	67,604	129,321
Alarko Holding AS	3,511	14,649
Albaraka Turk Katilim Bankasi AS(1)	397,513	60,564
Anadolu Anonim Turk Sigorta Sirketi(1)	78,186	69,969
Anadolu Efes Biracilik Ve Malt Sanayii AS	14,148	41,676
Aselsan Elektronik Sanayi Ve Ticaret AS	54,650	159,529
Aygaz AS	13,100	53,658
Bagfas Bandirma Gubre Fabrikalari AS(1)	24,987	39,942
Baticim Bati Anadolu Cimento Sanayii AS(1)	23,006	42,781
Bera Holding AS	753,238	471,835
BIM Birlesik Magazalar AS	129,741	935,731
Borusan Mannesmann Boru Sanayi ve Ticaret AS(1)	2,241	9,779
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	2,541	7,903
Cimsa Cimento Sanayi VE Ticaret AS	29,776	196,175
Coca-Cola Icecek AS	32,980	333,565
Dogan Sirketler Grubu Holding AS	537,513	266,449
Dogus Otomotiv Servis ve Ticaret AS	10,857	97,121
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	5,143	7,565
Enerjisa Enerji AS	12,582	21,421
Eregli Demir ve Celik Fabrikalari TAS	198,809	463,395
Esenboga Elektrik Uretim AS	17,772	61,353
Ford Otomotiv Sanayi AS	8,723	254,455
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	9,580	127,102
Goodyear Lastikleri TAS(1)	456	417
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	35,254	31,717
GSD Holding AS	318,475	51,535
Gubre Fabrikalari TAS(1)	5,436	66,642
Haci Omer Sabanci Holding AS	363,611	838,954
Hektas Ticaret TAS(1)	128,478	241,298
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	33,311	55,298
Is Finansal Kiralama AS(1)	128,833	38,935
Is Yatirim Menkul Degerler AS	39,099	103,411
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	382,092	455,966
Kervan Gida Sanayi Ve Ticaret AS	40,141	45,237
KOC Holding AS	430,943	1,765,158
Kordsa Teknik Tekstil AS	10,599	45,949
Koza Altin Isletmeleri AS(2)	210,105	271,861
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	64,168	154,775
Logo Yazilim Sanayi Ve Ticaret AS	21,409	61,500
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	20,907	115,778
Migros Ticaret AS(1)	182,785	1,399,390
MLP Saglik Hizmetleri AS(1)	42,404	173,757
Naturel Yenilenebilir Enerji Ticaret AS	6,294	45,863
NET Holding AS(1)	41,981	23,181
Nuh Cimento Sanayi AS	391	3,429
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	1,446,869	576,196

Avantis Emerging Markets Equity ETF
		Shares/ Principal Amount	Value
Otokar Otomotiv Ve Savunma Sanayi AS		1,892	$95,244
Pegasus Hava Tasimaciligi AS(1)		23,485	631,689
Petkim Petrokimya Holding AS(1)(2)		208,304	185,463
Polisan Holding AS		239,551	124,801
Ral Yatirim Holding AS(1)		20,891	41,064
Reysas Tasimacilik ve Lojistik Ticaret AS(1)		49,702	65,913
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS		19,019	33,702
Sasa Polyester Sanayi AS(1)		62,023	360,136
Sekerbank Turk AS(1)		6,054	775
Selcuk Ecza Deposu Ticaret ve Sanayi AS		14,657	30,390
Sok Marketler Ticaret AS(1)(2)		333,530	451,340
TAV Havalimanlari Holding AS(1)		295,968	1,174,236
Tekfen Holding AS		89,065	169,725
Tofas Turk Otomobil Fabrikasi AS		13,715	124,389
Tukas Gida Sanayi ve Ticaret AS(1)		102,313	102,116
Turk Hava Yollari AO(1)		353,038	2,682,429
Turkcell Iletisim Hizmetleri AS, ADR(2)		297,143	1,242,058
Turkiye Halk Bankasi AS(1)		139,732	85,038
Turkiye Is Bankasi AS, C Shares		2,484,943	1,491,309
Turkiye Petrol Rafinerileri AS(1)		67,199	2,107,217
Turkiye Sinai Kalkinma Bankasi AS(1)		616,866	129,376
Turkiye Sise ve Cam Fabrikalari AS		212,111	530,708
Turkiye Vakiflar Bankasi TAO, D Shares(1)		179,737	91,771
Ulusoy Elektrik Imalat Taahhut Ve Ticaret AS(1)		777	15,227
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS		43,355	129,984
Vestel Elektronik Sanayi ve Ticaret AS(1)		68,744	203,605
Yapi ve Kredi Bankasi AS		645,663	342,169
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS		54,828	104,144
Zorlu Enerji Elektrik Uretim AS(1)		1,321,716	362,167
			25,190,167
TOTAL COMMON STOCKS (Cost $2,672,795,151)			2,622,249,038
RIGHTS†
India†
Capri Global Capital Ltd.(1)		17	38
Share India Securities Ltd.(1)		289	23,268
TOTAL RIGHTS (Cost $—)			23,306
WARRANTS†
Thailand†
MBK PCL, NVDR(1)		7,224	2,820
Minor International PCL, NVDR(1)		1	—
TOTAL WARRANTS (Cost $—)			2,820
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $1,668)(4) (Cost $1,668)	INR	121,365	1,427
SHORT-TERM INVESTMENTS — 0.8%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class		505,601	505,601

Avantis Emerging Markets Equity ETF
	Shares/ Principal Amount	Value
State Street Navigator Securities Lending Government Money Market Portfolio(5)	21,539,296	$21,539,296
TOTAL SHORT-TERM INVESTMENTS (Cost $22,044,897)		22,044,897
TOTAL INVESTMENT SECURITIES — 100.6% (Cost $2,694,841,716)		2,644,321,488
OTHER ASSETS AND LIABILITIES — (0.6)%		(15,353,394)
TOTAL NET ASSETS — 100.0%		$2,628,968,094

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.2%
Information Technology	20.0%
Consumer Discretionary	12.2%
Materials	10.7%
Industrials	8.4%
Communication Services	7.4%
Energy	6.1%
Consumer Staples	5.5%
Health Care	4.1%
Utilities	2.9%
Real Estate	2.3%
Short-Term Investments	0.8%
Other Assets and Liabilities	(0.6)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $124,189,961. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $1,427, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $135,691,213, which includes securities collateral of $114,151,917.

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Emerging Markets Value ETF
	Shares	Value
COMMON STOCKS — 99.6%
Brazil — 5.7%
3R Petroleum Oleo E Gas SA(1)	4,700	$32,902
Aliansce Sonae Shopping Centers SA	54,757	178,012
Auren Energia SA	772	2,181
Banco ABC Brasil SA, Preference Shares	24,000	82,744
Banco BMG SA, Preference Shares	36,300	14,352
Banco Bradesco SA, ADR	279,863	708,053
Banco do Brasil SA	88,700	683,956
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	39,600	75,411
Banco Santander Brasil SA, ADR	20,342	111,067
BrasilAgro - Co. Brasileira de Propriedades Agricolas	10,600	52,641
Braskem SA, Class A, ADR	15,564	120,621
C&A MODAS SA(1)	31,400	12,235
CCR SA	118,300	248,781
Cia Brasileira de Distribuicao, ADR(2)	29,265	87,210
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	6,300	69,047
Cia Siderurgica Nacional SA, ADR	105,581	342,082
Construtora Tenda SA(1)	8,300	7,451
Cury Construtora e Incorporadora SA	7,200	17,163
Desktop - Sigmanet Comunicacao Multimidia S.A	3,000	4,498
Dexco SA	41,954	52,328
EcoRodovias Infraestrutura e Logistica SA	51,300	39,782
Embraer SA, ADR(1)	44,991	571,386
Empreendimentos Pague Menos S/A	35,500	23,732
Enauta Participacoes SA	16,000	42,449
Engie Brasil Energia SA	10,200	76,586
Even Construtora e Incorporadora SA	18,300	15,764
Ez Tec Empreendimentos e Participacoes SA	19,600	47,695
Gafisa SA(1)	4,256	6,853
Gerdau SA, ADR	196,837	1,076,698
Hidrovias do Brasil SA(1)	58,000	20,273
Iguatemi SA	10,429	38,384
Infracommerce CXAAS SA(1)	5,648	2,104
Iochpe Maxion SA	33,100	71,252
IRB Brasil Resseguros S/A(1)	7,516	27,291
Itau Unibanco Holding SA, ADR	410,110	1,972,629
JBS SA	29,500	107,678
Kepler Weber SA	3,000	11,403
Lavvi Empreendimentos Imobiliarios Ltda	16,600	17,027
Localiza Rent a Car SA	14,343	152,376
Localiza Rent a Car SA - Receipts(1)	62	656
Log-in Logistica Intermodal SA(1)	3,700	21,774
Lojas Quero Quero S/A(1)	9,100	6,953
LPS Brasil Consultoria de Imoveis SA	9,300	3,197
Marfrig Global Foods SA	34,700	42,419
Marisa Lojas SA(1)	26,900	3,237
Meliuz SA(1)	46,600	7,833
Mills Estruturas e Servicos de Engenharia SA	15,200	32,662

Avantis Emerging Markets Value ETF
	Shares	Value
Minerva SA	36,700	$79,703
Movida Participacoes SA	33,100	41,601
Petro Rio SA(1)	67,700	441,855
Petroleo Brasileiro SA, ADR	39,156	434,240
Petroleo Brasileiro SA, ADR, Preference Shares	50,401	491,914
Petroreconcavo SA	3,200	17,389
Portobello SA	10,300	13,653
Romi SA	10,400	32,022
Sendas Distribuidora SA, ADR	27,675	484,036
Ser Educacional SA(1)	4,300	3,080
StoneCo Ltd., A Shares(1)	62,159	528,973
Suzano SA, ADR	100,744	919,793
SYN prop e tech SA	11,300	8,633
Taurus Armas SA, Preference Shares	8,000	22,432
TIM SA, ADR(2)	30,120	353,308
Trisul SA	16,100	9,810
Tupy SA	3,700	19,223
Ultrapar Participacoes SA, ADR(2)	132,721	337,111
Unipar Carbocloro SA, Class B Preference Shares	9,600	144,877
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	72,900	94,685
Vale SA, ADR	57,218	934,942
Via SA(1)	369,700	137,699
Wilson Sons Holdings Brasil SA	30,300	59,148
		12,952,955
Chile — 0.7%
Banco de Chile	1,856,134	192,925
Banco de Credito e Inversiones SA	4,503	140,903
Banco Santander Chile, ADR	6,618	111,050
CAP SA	5,932	49,314
Cencosud Shopping SA	16,471	23,467
Colbun SA	1,491,430	171,007
Embotelladora Andina SA, Class B Preference Shares	26,662	65,562
Empresa Nacional de Telecomunicaciones SA	10,496	41,323
Empresas CMPC SA	121,516	201,870
Empresas COPEC SA	10,611	76,631
Itau CorpBanca Chile SA	17,011,041	36,546
Parque Arauco SA	73,582	90,146
Sociedad Quimica y Minera de Chile SA, ADR	4,711	418,101
		1,618,845
China — 29.0%
360 DigiTech, Inc., ADR	40,165	817,759
AAG Energy Holdings Ltd.	358,000	78,732
Agile Group Holdings Ltd.(1)	358,000	98,668
Aluminum Corp. of China Ltd., H Shares	576,000	294,124
Anhui Conch Cement Co. Ltd., H Shares(2)	196,000	719,577
Anhui Expressway Co. Ltd., H Shares	86,000	80,375
ANTA Sports Products Ltd.	52,000	686,672
Anton Oilfield Services Group(1)	34,000	1,491
Asia Cement China Holdings Corp.	21,500	10,856
AsiaInfo Technologies Ltd.	26,000	44,938

Avantis Emerging Markets Value ETF
	Shares	Value
Autohome, Inc., ADR	6,681	$203,770
Bank of Communications Co. Ltd., H Shares	1,452,000	858,506
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	2,750	7,280
Beijing Jingneng Clean Energy Co. Ltd., H Shares	336,000	83,954
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	74,000	114,138
Binjiang Service Group Co. Ltd.	12,500	38,602
BOC Aviation Ltd.	45,400	327,992
BOE Varitronix Ltd.	95,000	210,512
Bosideng International Holdings Ltd.	386,000	214,123
BYD Electronic International Co. Ltd.	213,500	622,543
C&D Property Management Group Co. Ltd.	32,000	20,751
Canaan, Inc., ADR(1)(2)	36,817	103,088
Canvest Environmental Protection Group Co. Ltd.(2)	170,000	83,786
Central China New Life Ltd.(1)	132,000	47,374
CGN Mining Co. Ltd.(1)	735,000	87,133
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	8,700	5,864
China Automotive Systems, Inc.(1)	3,351	24,395
China BlueChemical Ltd., H Shares	312,000	70,423
China Bohai Bank Co. Ltd., H Shares	187,500	37,770
China Cinda Asset Management Co. Ltd., H Shares	1,910,000	248,249
China CITIC Bank Corp. Ltd., H Shares	1,368,000	632,916
China Coal Energy Co. Ltd., H Shares	429,000	331,976
China Communications Services Corp. Ltd., H Shares	698,000	271,379
China Conch Venture Holdings Ltd.	471,500	948,882
China Datang Corp. Renewable Power Co. Ltd., H Shares	831,000	289,328
China East Education Holdings Ltd.	70,000	52,729
China Education Group Holdings Ltd.	62,000	71,207
China Everbright Bank Co. Ltd., H Shares	400,000	115,189
China Everbright Environment Group Ltd.	892,000	361,766
China Everbright Greentech Ltd.(2)	40,000	9,132
China Everbright Ltd.	146,000	104,609
China Feihe Ltd.	1,110,000	889,673
China Foods Ltd.	70,000	24,724
China Galaxy Securities Co. Ltd., H Shares	177,500	88,473
China Glass Holdings Ltd.(2)	118,000	17,157
China Hanking Holdings Ltd.	11,000	1,053
China High Speed Transmission Equipment Group Co. Ltd.(1)	66,000	27,284
China Hongqiao Group Ltd.	586,000	626,787
China International Capital Corp. Ltd., H Shares	13,600	29,282
China Kepei Education Group Ltd.(2)	30,000	11,329
China Lesso Group Holdings Ltd.	257,000	271,080
China Longyuan Power Group Corp. Ltd., H Shares	518,000	635,423
China Medical System Holdings Ltd.	393,000	591,643
China Mengniu Dairy Co. Ltd.(1)	456,000	2,007,162
China Merchants Port Holdings Co. Ltd.	278,000	389,705
China Minsheng Banking Corp. Ltd., H Shares(2)	1,151,000	397,502
China Modern Dairy Holdings Ltd.(2)	205,000	27,958
China National Building Material Co. Ltd., H Shares	1,008,000	893,716
China New Higher Education Group Ltd.	160,000	64,881
China Nonferrous Mining Corp. Ltd.	561,000	282,615
China Nuclear Energy Technology Corp. Ltd.(1)	40,000	2,450

Avantis Emerging Markets Value ETF
	Shares	Value
China Oriental Group Co. Ltd.	142,000	$28,809
China Pacific Insurance Group Co. Ltd., H Shares	310,000	822,294
China Petroleum & Chemical Corp., Class H	252,000	128,565
China Railway Group Ltd., H Shares	720,000	375,254
China Renaissance Holdings Ltd.(1)(2)	800	744
China Resources Cement Holdings Ltd.	612,000	329,305
China Resources Land Ltd.	270,000	1,199,682
China Resources Medical Holdings Co. Ltd.	382,000	331,193
China Resources Power Holdings Co. Ltd.	312,000	637,080
China Risun Group Ltd.(2)	480,000	229,429
China Sanjiang Fine Chemicals Co. Ltd.	16,000	3,059
China Shenhua Energy Co. Ltd., H Shares	314,000	944,473
China Shineway Pharmaceutical Group Ltd.	78,000	68,155
China Shuifa Singyes Energy Holdings Ltd.	74,000	9,157
China Sunshine Paper Holdings Co. Ltd.	114,000	31,686
China Taiping Insurance Holdings Co. Ltd.	300,800	355,528
China Tower Corp. Ltd., H Shares	7,304,000	791,029
China Vanke Co. Ltd., H Shares(2)	208,600	364,714
China XLX Fertiliser Ltd.	132,000	69,682
China Yongda Automobiles Services Holdings Ltd.	148,000	114,411
China Youran Dairy Group Ltd.(1)	129,000	31,594
China Yuhua Education Corp. Ltd.(1)	334,000	55,895
China ZhengTong Auto Services Holdings Ltd.(1)	8,000	602
Chongqing Rural Commercial Bank Co. Ltd., H Shares	97,000	33,497
Chow Tai Fook Jewellery Group Ltd.	125,200	242,657
CIFI Ever Sunshine Services Group Ltd.	176,000	71,140
CIMC Enric Holdings Ltd.(2)	250,000	256,602
CITIC Ltd.	973,000	1,073,569
CITIC Resources Holdings Ltd.	438,000	27,633
CITIC Securities Co. Ltd., H Shares	384,100	813,723
CMOC Group Ltd., H Shares	630,000	354,752
CNFinance Holdings Ltd., ADR(1)	1,379	3,075
Concord New Energy Group Ltd.	2,230,000	213,172
COSCO SHIPPING Holdings Co. Ltd., Class H	598,000	620,259
COSCO SHIPPING Ports Ltd.	516,000	335,905
CSPC Pharmaceutical Group Ltd.	1,570,000	1,686,648
CSSC Hong Kong Shipping Co. Ltd.	138,000	22,875
Dali Foods Group Co. Ltd.	484,500	195,965
Daqo New Energy Corp., ADR(1)	6,245	275,904
Dexin China Holdings Co. Ltd.(2)	111,000	9,071
Digital China Holdings Ltd.	254,000	118,170
Dongfeng Motor Group Co. Ltd., Class H	426,000	217,629
Dongyue Group Ltd.	555,000	628,530
Ebang International Holdings, Inc., Class A(1)	118	896
Edvantage Group Holdings Ltd.	18,652	7,377
E-House China Enterprise Holdings Ltd.(1)	154,200	7,892
Emeren Group Ltd., ADR(1)	140	634
EVA Precision Industrial Holdings Ltd.	54,000	7,839
Excellence Commercial Property & Facilities Management Group Ltd.	105,000	47,066
Fanhua, Inc., ADR	5,855	44,498

Avantis Emerging Markets Value ETF
	Shares	Value
FIH Mobile Ltd.(1)	480,000	$51,396
FinVolution Group, ADR	42,434	215,140
First Tractor Co. Ltd., H Shares(2)	156,000	77,543
Fosun International Ltd.	596,000	487,613
Fu Shou Yuan International Group Ltd.	13,000	9,801
Fufeng Group Ltd.	641,000	411,054
Fullshare Holdings Ltd.(1)	2,305,000	35,865
Ganfeng Lithium Group Co. Ltd., H Shares	48,600	339,485
GDS Holdings Ltd., Class A(1)	129,600	313,511
Genertec Universal Medical Group Co. Ltd.	301,000	173,784
GF Securities Co. Ltd., H Shares	224,200	318,322
Grand Pharmaceutical Group Ltd.	4,000	2,275
Great Wall Motor Co. Ltd., H Shares(2)	1,000	1,327
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	495,200	122,026
Haier Smart Home Co. Ltd., H Shares	26,200	92,724
Hainan Meilan International Airport Co. Ltd., H Shares(1)	2,000	4,931
Haitong Securities Co. Ltd., H Shares	4,800	3,089
Harbin Electric Co. Ltd., H Shares(1)	16,000	7,958
Hello Group, Inc., ADR	56,073	494,003
Henan Jinma Energy Co. Ltd., H Shares	4,000	1,540
Hengan International Group Co. Ltd.	237,000	1,090,030
Hilong Holding Ltd.(1)	205,000	6,651
Hisense Home Appliances Group Co. Ltd., H Shares	28,000	42,077
Hollysys Automation Technologies Ltd.	479	8,809
Honliv Healthcare Management Group Co. Ltd.(1)	44,000	12,893
Hope Education Group Co. Ltd.(1)(2)	1,502,000	126,517
Hua Hong Semiconductor Ltd.(1)	223,000	855,133
Huatai Securities Co. Ltd., H Shares	312,800	352,115
Huijing Holdings Co. Ltd.(2)	120,000	1,009
Ingdan, Inc.(1)	44,000	9,316
Inkeverse Group Ltd.(1)	443,000	64,466
International Alliance Financial Leasing Co. Ltd.(1)	165,000	372,378
Jiangxi Copper Co. Ltd., H Shares	235,000	370,612
Jinchuan Group International Resources Co. Ltd.(2)	474,000	36,868
Jinxin Fertility Group Ltd.	630,500	501,905
JNBY Design Ltd.	12,000	15,023
KE Holdings, Inc., ADR(1)	123,049	2,245,644
Keymed Biosciences, Inc.(1)(2)	57,500	462,424
Kingboard Holdings Ltd.	170,000	606,923
Kingboard Laminates Holdings Ltd.(2)	223,500	278,719
Lee & Man Paper Manufacturing Ltd.	415,000	179,625
LexinFintech Holdings Ltd., ADR(1)	36,994	102,473
Li Auto, Inc., ADR(1)	370	8,736
Lifetech Scientific Corp.(1)	238,000	88,639
Linklogis, Inc., Class B(1)(2)	183,000	85,992
Longfor Group Holdings Ltd.	343,500	983,315
Lonking Holdings Ltd.	110,000	19,913
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	332,000	68,702
Maoyan Entertainment(1)(2)	1,200	1,343
Midea Real Estate Holding Ltd.	107,200	132,816
MMG Ltd.(1)	804,000	226,769

Avantis Emerging Markets Value ETF
	Shares	Value
NetDragon Websoft Holdings Ltd.	50,000	$113,802
NetEase, Inc., ADR	25,358	1,968,795
New China Life Insurance Co. Ltd., H Shares	78,500	190,249
New Horizon Health Ltd.(1)(2)	49,500	207,143
Nexteer Automotive Group Ltd.	88,000	55,905
Nine Dragons Paper Holdings Ltd.	433,000	352,842
Noah Holdings Ltd., ADR(1)	6,322	118,285
OneConnect Financial Technology Co. Ltd., ADR(1)	1,816	12,567
Orient Overseas International Ltd.	27,000	433,707
People's Insurance Co. Group of China Ltd., H Shares	258,000	81,572
Perennial Energy Holdings Ltd.	130,000	15,746
PICC Property & Casualty Co. Ltd., H Shares	1,258,000	1,104,965
Poly Property Group Co. Ltd.	17,681	4,242
Poly Property Services Co. Ltd., Class H	2,800	16,979
Postal Savings Bank of China Co. Ltd., H Shares(2)	78,000	46,863
Q Technology Group Co. Ltd.(1)	92,000	55,500
Radiance Holdings Group Co. Ltd.(2)	224,000	136,631
Redsun Properties Group Ltd.(1)	64,000	3,230
Seazen Group Ltd.(1)	774,000	260,549
Shanghai Industrial Holdings Ltd.	141,000	182,551
Shanghai Industrial Urban Development Group Ltd.	228,000	17,145
Shenzhen Expressway Corp. Ltd., H Shares	22,000	19,758
Shenzhen International Holdings Ltd.	403,500	350,699
Shimao Services Holdings Ltd.(1)(2)	2,000	580
Shinsun Holdings Group Co. Ltd.(1)	137,000	6,381
Shougang Fushan Resources Group Ltd.	616,000	197,882
Shui On Land Ltd.	986,500	121,951
Simcere Pharmaceutical Group Ltd.(2)	157,000	204,224
Sino Biopharmaceutical Ltd.	2,486,000	1,283,501
Sino-Ocean Group Holding Ltd.	3,000	379
Sinopec Engineering Group Co. Ltd., H Shares	527,000	264,028
Sinopec Kantons Holdings Ltd.	70,000	24,104
Sinopharm Group Co. Ltd., H Shares	376,400	1,008,117
Skyworth Group Ltd.	228,000	125,084
SOHO China Ltd.(1)	522,000	97,220
South Manganese Investment Ltd.(1)	246,000	19,157
SSY Group Ltd.	362,000	217,062
Sun King Technology Group Ltd.(1)	30,000	7,077
Sunny Optical Technology Group Co. Ltd.	110,000	1,250,901
SY Holdings Group Ltd.	28,500	21,543
Tiangong International Co. Ltd.(2)	48,000	17,691
Tianneng Power International Ltd.(2)	154,000	197,564
Times China Holdings Ltd.(1)(2)	314,000	45,766
Times Neighborhood Holdings Ltd.	133,000	15,303
Tingyi Cayman Islands Holding Corp.	442,000	714,087
Tong Ren Tang Technologies Co. Ltd., H Shares	142,000	101,972
Tongcheng Travel Holdings Ltd.(1)	14,000	27,790
Tongda Group Holdings Ltd.(1)	190,000	3,104
Topsports International Holdings Ltd.	485,000	424,213
TravelSky Technology Ltd., H Shares	41,000	80,930
Truly International Holdings Ltd.	468,000	65,652

Avantis Emerging Markets Value ETF
	Shares	Value
Tsaker New Energy Tech Co. Ltd.	56,500	$9,729
Tsingtao Brewery Co. Ltd., H Shares	86,000	848,801
Uni-President China Holdings Ltd.	259,000	227,086
Vinda International Holdings Ltd.	139,000	382,853
Vipshop Holdings Ltd., ADR(1)	60,502	900,875
Viva Biotech Holdings(1)(2)	91,500	18,443
VNET Group, Inc., ADR(1)	28,806	114,360
Want Want China Holdings Ltd.	1,049,000	659,938
Wasion Holdings Ltd.	74,000	26,231
Weibo Corp., ADR(1)	23,634	488,751
West China Cement Ltd.	836,000	101,229
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	200,000	213,462
Xinchen China Power Holdings Ltd.(1)	46,000	2,054
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	31,000	23,508
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	47,000	7,378
Xinte Energy Co. Ltd., H Shares(2)	94,400	208,112
Xinyi Energy Holdings Ltd.	276,000	88,752
Xtep International Holdings Ltd.	6,000	6,787
Yadea Group Holdings Ltd.	104,000	223,204
Yankuang Energy Group Co. Ltd., H Shares(2)	328,000	989,360
Yeahka Ltd.(1)(2)	22,000	73,034
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	75,400	77,797
Yidu Tech, Inc.(1)(2)	86,500	94,798
Yihai International Holding Ltd.(1)	141,000	410,484
Yuexiu Property Co. Ltd.	340,000	500,734
Yuexiu Services Group Ltd.	151,500	90,618
Yuexiu Transport Infrastructure Ltd.	296,000	167,021
Yum China Holdings, Inc.	35,029	2,057,253
Zengame Technology Holding Ltd.	110,000	42,108
Zhejiang Expressway Co. Ltd., H Shares	294,000	237,117
Zhongsheng Group Holdings Ltd.	107,000	534,489
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	118,500	59,864
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	118,800	68,634
		65,720,847
Greece — 0.5%
Aegean Airlines SA(1)	2,007	16,099
Alpha Services & Holdings SA(1)	81,794	127,980
Eurobank Ergasias Services & Holdings SA, Class A(1)	189,064	289,820
GEK Terna Holding Real Estate Construction SA(1)	1,543	19,401
Hellenic Telecommunications Organization SA	2,249	34,500
Helleniq Energy Holdings SA	3,094	27,359
Motor Oil Hellas Corinth Refineries SA	10,741	284,397
Mytilineos SA	694	18,724
National Bank of Greece SA(1)	43,642	244,188
Piraeus Financial Holdings SA(1)	10,029	25,426
Sunrisemezz PLC(1)	1,432	192
		1,088,086
Hong Kong — 0.1%
Powerlong Commercial Management Holdings Ltd.	20,500	15,076
Wharf Holdings Ltd.	92,000	203,715
		218,791

Avantis Emerging Markets Value ETF
	Shares	Value
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	14,177	$15,486
MOL Hungarian Oil & Gas PLC	27,574	209,388
OTP Bank Nyrt	7,835	237,345
		462,219
India — 15.8%
ACC Ltd.	13,137	274,988
Accelya Solutions India Ltd.	954	13,197
Adani Power Ltd.(1)	89,479	158,042
Aditya Birla Capital Ltd.(1)	101,920	179,603
AGI Greenpac Ltd.	2,759	11,533
Allcargo Logistics Ltd.	9,396	42,018
Amara Raja Batteries Ltd.	18,436	123,722
Ambika Cotton Mills Ltd.	311	5,427
Anant Raj Ltd.	33,112	41,919
Andhra Sugars Ltd.	4,689	6,667
Apar Industries Ltd.	3,493	97,091
APL Apollo Tubes Ltd.	10,245	147,374
Apollo Hospitals Enterprise Ltd.	1,240	65,972
Apollo Tyres Ltd.	78,389	296,867
Aptech Ltd.	1,562	6,182
Arvind Ltd.(1)	11,995	12,013
Ashoka Buildcon Ltd.(1)	7,902	7,119
Aster DM Healthcare Ltd.(1)	24,098	64,896
Astra Microwave Products Ltd.	7,929	24,944
Aurobindo Pharma Ltd.	15,031	84,083
Avadh Sugar & Energy Ltd.	1,300	6,545
Bajaj Consumer Care Ltd.	11,479	22,644
Bajaj Electricals Ltd.	4,771	62,973
Bajaj Hindusthan Sugar Ltd.(1)	268,448	40,573
Balrampur Chini Mills Ltd.	36,671	158,285
BASF India Ltd.	1,729	48,101
Bayer CropScience Ltd.	87	4,503
Best Agrolife Ltd.	2,513	33,777
Bhansali Engineering Polymers Ltd.	2,536	3,162
Bharat Electronics Ltd.	556,794	636,743
Bharat Heavy Electricals Ltd.	161,556	136,280
Bharat Petroleum Corp. Ltd.	103,848	398,728
Birla Corp. Ltd.	1,882	19,801
Birlasoft Ltd.	20,238	67,293
Bombay Burmah Trading Co.	1,001	10,756
Borosil Renewables Ltd.(1)	3,660	20,764
Brigade Enterprises Ltd.	23,579	138,965
BSE Ltd.	8,899	47,403
Butterfly Gandhimathi Appliances Ltd.(1)	68	1,066
Can Fin Homes Ltd.	12,693	88,240
Canara Bank	43,486	146,878
Caplin Point Laboratories Ltd.	145	1,145
Castrol India Ltd.	87,152	120,942
CCL Products India Ltd.	7,880	52,108
Ceat Ltd.	4,478	74,885

Avantis Emerging Markets Value ETF
	Shares	Value
Century Enka Ltd.	2,034	$8,650
Cera Sanitaryware Ltd.	575	45,286
Cholamandalam Investment & Finance Co. Ltd.	51,121	467,372
Cipla Ltd.	11,659	127,738
City Union Bank Ltd.	80,681	135,004
Coal India Ltd.	160,679	418,479
Cochin Shipyard Ltd.	10,216	55,842
Confidence Petroleum India Ltd.	23,445	17,165
Coromandel International Ltd.	21,786	236,673
Cosmo First Ltd.(1)	2,175	16,728
CreditAccess Grameen Ltd.(1)	9,658	112,660
CSB Bank Ltd.(1)	8,038	22,262
Cyient Ltd.	19,240	219,621
Dalmia Bharat Ltd.	3,919	86,885
Dalmia Bharat Sugar & Industries Ltd.	1,821	6,975
DCB Bank Ltd.	33,280	45,166
DCM Shriram Ltd.	7,608	74,996
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	111,640
Deepak Nitrite Ltd.	8,623	187,486
Dhampur Bio Organics Ltd.(1)	1,877	3,349
Dhampur Sugar Mills Ltd.	5,892	14,807
Dish TV India Ltd.(1)	203,044	34,100
Dr Reddy's Laboratories Ltd., ADR	6,060	316,635
Dwarikesh Sugar Industries Ltd.	16,405	16,321
eClerx Services Ltd.	1,991	33,567
Edelweiss Financial Services Ltd.	102,601	79,967
Eicher Motors Ltd.	6,288	235,993
EID Parry India Ltd.	18,623	113,118
Elecon Engineering Co. Ltd.	7,188	34,262
Emami Ltd.	24,015	115,947
Endurance Technologies Ltd.	2,695	40,695
Engineers India Ltd.	44,338	38,243
EPL Ltd.	18,512	35,918
Equitas Small Finance Bank Ltd.(1)	51,083	44,183
Escorts Kubota Ltd.	4,030	101,131
Ester Industries Ltd.	4,313	4,787
Eveready Industries India Ltd.(1)	1,026	3,911
Everest Industries Ltd.	1,179	10,340
Excel Industries Ltd.	459	5,066
Exide Industries Ltd.(1)	12,458	26,406
Federal Bank Ltd.	347,636	542,408
Filatex India Ltd.	7,154	3,359
Finolex Industries Ltd.	71,989	147,087
Future Consumer Ltd.(1)	106,536	1,030
Galaxy Surfactants Ltd.	132	3,775
Garden Reach Shipbuilders & Engineers Ltd.	4,895	24,418
Gateway Distriparks Ltd.	19,801	14,134
GHCL Ltd.	13,434	83,552
GIC Housing Finance Ltd.	10,437	20,814
Glenmark Pharmaceuticals Ltd.	32,737	169,690
Globus Spirits Ltd.	1,953	19,613

Avantis Emerging Markets Value ETF
	Shares	Value
Godawari Power & Ispat Ltd.	11,136	$46,014
Grasim Industries Ltd.	32,631	622,448
Great Eastern Shipping Co. Ltd.	24,741	164,952
Greenpanel Industries Ltd.	5,555	18,831
Greenply Industries Ltd.	10,648	17,454
Gufic Biosciences Ltd.	5,829	14,939
Gujarat Alkalies & Chemicals Ltd.	4,525	33,890
Gujarat Ambuja Exports Ltd.	16,462	45,392
Gujarat Mineral Development Corp. Ltd.	13,196	21,284
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	14,672	93,246
Gujarat Pipavav Port Ltd.	66,076	83,880
Gujarat State Fertilizers & Chemicals Ltd.	39,672	59,999
Hathway Cable & Datacom Ltd.(1)	37,648	6,896
HBL Power Systems Ltd.	17,551	21,147
HCL Technologies Ltd.	127,749	1,663,476
HDFC Asset Management Co. Ltd.	2,510	54,905
HealthCare Global Enterprises Ltd.(1)	9,740	32,886
Hero MotoCorp Ltd.	3,691	107,940
Hikal Ltd.	12,048	43,030
HIL Ltd.	251	6,839
Himadri Speciality Chemical Ltd., ADR	55,687	56,185
Hindalco Industries Ltd.	181,222	874,211
Hinduja Global Solutions Ltd.	950	14,979
Hindustan Copper Ltd.	38,304	45,017
Hindustan Petroleum Corp. Ltd.	83,073	216,431
Hindware Home Innovation Ltd.(1)	2,624	11,673
I G Petrochemicals Ltd.	1,051	5,088
IIFL Finance Ltd.	34,891	180,683
IIFL Securities Ltd.	8,473	5,591
India Cements Ltd.	25,760	58,234
India Glycols Ltd.	189	1,330
Indiabulls Housing Finance Ltd.(1)	75,892	92,423
IndiaMart InterMesh Ltd.	2,114	123,882
Indian Bank	40,248	125,049
Indian Metals & Ferro Alloys Ltd.	1,190	4,488
Indian Oil Corp. Ltd.	354,715	326,350
Indus Towers Ltd.	79,445	164,099
Intellect Design Arena Ltd.	8,092	43,995
IOL Chemicals & Pharmaceuticals Ltd.	3,269	11,242
IRCON International Ltd.	44,986	28,118
ITD Cementation India Ltd.	25,535	30,008
J Kumar Infraprojects Ltd.	6,591	19,721
Jaiprakash Power Ventures Ltd.(1)	285,099	22,900
Jammu & Kashmir Bank Ltd.(1)	103,347	61,445
Jindal Poly Films Ltd.	1,238	8,815
Jindal Saw Ltd.	10,436	18,932
Jindal Stainless Hisar Ltd.(1)	11,655	69,020
Jindal Stainless Ltd.(1)	44,878	144,924
Jindal Steel & Power Ltd.	53,590	355,970
JK Cement Ltd.	694	23,191
JK Lakshmi Cement Ltd.	11,770	95,666

Avantis Emerging Markets Value ETF
	Shares	Value
JK Paper Ltd.	18,583	$87,095
JK Tyre & Industries Ltd.	6,818	12,140
JM Financial Ltd.	93,382	73,674
JSW Steel Ltd.	113,095	912,781
Jubilant Ingrevia Ltd.	15,747	84,843
Jubilant Pharmova Ltd.	8,686	32,133
Kalpataru Power Transmission Ltd.	13,413	85,938
Karnataka Bank Ltd.	37,246	63,695
Karur Vysya Bank Ltd.	104,428	128,700
Kaveri Seed Co. Ltd.	2,472	15,426
KEC International Ltd.	27,711	150,498
Kirloskar Ferrous Industries Ltd.	14,319	75,068
KNR Constructions Ltd.	4,047	12,525
Kolte-Patil Developers Ltd.	2,489	8,095
KPI Green Energy Ltd.	5,164	27,072
KPIT Technologies Ltd.	7,670	76,875
KPR Mill Ltd.	9,735	67,691
KRBL Ltd.	12,873	52,729
L&T Finance Holdings Ltd.	183,283	193,447
Larsen & Toubro Ltd.	66,067	1,683,841
Laurus Labs Ltd.	29,514	112,143
LG Balakrishnan & Bros Ltd.	4,162	33,984
LIC Housing Finance Ltd.	60,124	254,736
LT Foods Ltd.	39,856	46,525
Lupin Ltd.	35,845	285,677
LUX Industries Ltd.(1)	271	4,170
Maharashtra Seamless Ltd.	3,949	14,475
Mahindra & Mahindra Financial Services Ltd.	87,242	265,445
Mahindra & Mahindra Ltd.	76,636	1,175,829
Mahindra Logistics Ltd.	7,483	33,489
Maithan Alloys Ltd.	648	7,092
Manali Petrochemicals Ltd.	13,942	11,382
Manappuram Finance Ltd.	140,556	174,450
Marksans Pharma Ltd.	51,944	42,369
Mazagon Dock Shipbuilders Ltd.	2,533	22,030
Meghmani Finechem Ltd.	1,230	15,209
Meghmani Organics Ltd.	3,038	3,402
MOIL Ltd.	8,159	14,848
Motherson Sumi Wiring India Ltd.	46,684	27,945
Motilal Oswal Financial Services Ltd.	3,345	24,266
Mphasis Ltd.	8,815	216,782
MRF Ltd.	157	161,809
Mrs Bectors Food Specialities Ltd.	1,317	7,973
MSTC Ltd.	897	2,936
Multi Commodity Exchange of India Ltd.	7,292	123,601
Muthoot Finance Ltd.	21,958	258,147
National Aluminium Co. Ltd.	202,538	191,530
National Fertilizers Ltd.(1)	11,767	8,846
Nava Ltd.	8,151	22,767
NCC Ltd.	98,877	106,349
Neuland Laboratories Ltd.	654	12,759

Avantis Emerging Markets Value ETF
	Shares	Value
Nippon Life India Asset Management Ltd.	16,510	$44,179
NLC India Ltd.	23,997	22,859
NTPC Ltd.	410,586	846,867
Oil & Natural Gas Corp. Ltd.	370,782	680,329
Oil India Ltd.	33,377	99,491
Olectra Greentech Ltd.	470	2,829
Optiemus Infracom Ltd.(1)	2,901	8,843
Oracle Financial Services Software Ltd.	3,662	140,289
Orient Cement Ltd.	38,516	51,810
Panama Petrochem Ltd.	7,332	26,348
PCBL Ltd.	44,112	63,353
Pennar Industries Ltd.(1)	25,863	22,707
Persistent Systems Ltd.	6,267	362,930
Petronet LNG Ltd.	129,749	348,895
PNB Housing Finance Ltd.(1)	16,909	122,054
PNC Infratech Ltd.	34,001	112,469
Power Mech Projects Ltd.	1,705	41,730
Praj Industries Ltd.	18,823	79,867
Prism Johnson Ltd.(1)	1,963	2,472
PTC India Ltd.	86,681	92,334
Quess Corp. Ltd.	4,645	19,847
Ramco Cements Ltd.	22,911	197,859
Rashtriya Chemicals & Fertilizers Ltd.	32,956	38,840
Raymond Ltd.	10,381	159,412
RBL Bank Ltd.(1)	18,154	34,183
REC Ltd.	289,642	400,216
Redington Ltd.	147,268	303,221
Reliance Power Ltd.(1)	587,154	69,566
Repco Home Finance Ltd.	9,420	22,169
Rhi Magnesita India Ltd.	3,248	25,157
RITES Ltd.	5,917	23,336
RPG Life Sciences Ltd.	1,481	15,331
Samvardhana Motherson International Ltd.	164,558	158,415
Sanghi Industries Ltd.(1)	11,763	8,525
Sanofi India Ltd.	1,538	108,683
Sarda Energy & Minerals Ltd.	1,500	19,956
Satia Industries Ltd.	7,648	10,584
Sharda Cropchem Ltd.	3,884	22,073
Share India Securities Ltd.	240	3,101
Shipping Corp. of India Ltd.	12,981	18,773
Shree Cement Ltd.	396	124,863
Shriram Finance Ltd.	43,478	632,211
Siyaram Silk Mills Ltd.	1,138	6,227
Sobha Ltd.	7,465	51,981
Sonata Software Ltd.	17,676	155,197
Southern Petrochemical Industries Corp. Ltd.	13,120	9,192
Speciality Restaurants Ltd.(1)	6,760	17,135
State Bank of India, GDR	11,924	747,745
Sudarshan Chemical Industries Ltd.	1,002	4,480
Sun Pharmaceutical Industries Ltd.	101,346	1,172,050
Sun TV Network Ltd.	17,153	88,894

Avantis Emerging Markets Value ETF
	Shares	Value
Sunflag Iron & Steel Co. Ltd.(1)	6,209	$9,829
Supreme Industries Ltd.	4,391	146,587
Supreme Petrochem Ltd.	4,336	19,492
Surya Roshni Ltd.	5,474	44,196
Tamil Nadu Newsprint & Papers Ltd.	14,869	37,502
Tamilnadu Petroproducts Ltd.	8,337	7,975
Tanla Platforms Ltd.	13,081	106,690
Tata Chemicals Ltd.	12,586	148,306
Tata Metaliks Ltd.	1,355	11,941
Tata Motors Ltd., ADR(1)	1,094	27,849
Tata Steel Long Products Ltd.	1,015	7,512
Tata Steel Ltd.	993,717	1,249,765
Tech Mahindra Ltd.	77,230	1,026,630
Thermax Ltd.	774	20,143
Thirumalai Chemicals Ltd.	8,400	17,549
Time Technoplast Ltd.	26,322	25,763
Tinplate Co. of India Ltd.	3,877	14,286
Transport Corp. of India Ltd.	1,955	15,389
Trident Ltd.	108,215	39,627
Triveni Turbine Ltd.	15,888	60,974
Tube Investments of India Ltd.	4,947	165,819
Uflex Ltd.	4,366	19,979
Ugar Sugar Works Ltd.	8,924	9,732
UltraTech Cement Ltd.	8,779	770,430
Usha Martin Ltd.	8,471	17,971
UTI Asset Management Co. Ltd.	10,820	85,568
Valiant Organics Ltd.	587	2,863
Vardhman Textiles Ltd.(1)	7,660	28,502
Varroc Engineering Ltd.(1)	4,313	12,731
Vedanta Ltd.	68,657	222,847
Venky's India Ltd.	72	1,395
Vishnu Chemicals Ltd.	3,715	12,361
VRL Logistics Ltd.(1)	3,797	25,082
Welspun Corp. Ltd.	30,168	67,154
Welspun Enterprises Ltd.	21,055	31,303
West Coast Paper Mills Ltd.	9,632	56,036
Wipro Ltd., ADR	134,466	627,956
Yes Bank Ltd.(1)	257,765	54,370
		35,759,791
Indonesia — 2.3%
ABM Investama Tbk PT	177,800	32,869
Adaro Energy Indonesia Tbk PT	2,007,900	393,393
Adhi Karya Persero Tbk PT(1)	359,000	10,404
AKR Corporindo Tbk PT	1,516,500	137,639
Aneka Tambang Tbk PT	58,200	7,595
Astra International Tbk PT	1,009,700	403,888
Bank BTPN Syariah Tbk PT	380,000	58,296
Bank Mandiri Persero Tbk PT	1,681,500	1,102,308
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	321,300	27,809
Bank Tabungan Negara Persero Tbk PT	1,018,600	88,479
BFI Finance Indonesia Tbk PT	1,521,500	136,160

Avantis Emerging Markets Value ETF
	Shares	Value
Buana Lintas Lautan Tbk PT(1)	780,100	$6,802
Bukit Asam Tbk PT	765,300	193,651
Charoen Pokphand Indonesia Tbk PT	1,200	423
Ciputra Development Tbk PT	1,660,100	107,761
Delta Dunia Makmur Tbk PT	744,600	14,936
Dharma Satya Nusantara Tbk PT	1,175,000	51,232
Elnusa Tbk PT	847,800	17,088
Erajaya Swasembada Tbk PT	391,200	13,207
FKS Food Sejahtera Tbk PT(1)	480,700	4,885
Harum Energy Tbk PT	640,100	68,387
Indah Kiat Pulp & Paper Tbk PT	64,100	33,298
Indika Energy Tbk PT	381,800	57,560
Indo Tambangraya Megah Tbk PT	71,400	174,042
Indosat Tbk PT	17,600	7,875
Jasa Marga Persero Tbk PT(1)	170,900	36,418
Matahari Department Store Tbk PT	50,000	16,966
Medco Energi Internasional Tbk PT	2,023,300	151,812
Media Nusantara Citra Tbk PT(1)	15,100	643
Metrodata Electronics Tbk PT	94,900	3,734
Mitra Adiperkasa Tbk PT(1)	1,685,600	166,903
Mitra Pinasthika Mustika Tbk PT	14,200	1,164
MNC Vision Networks Tbk PT(1)	2,167,500	7,677
Multipolar Tbk PT(1)	690,900	4,710
Pabrik Kertas Tjiwi Kimia Tbk PT	8,100	3,717
PP Persero Tbk PT(1)	18,200	763
Samudera Indonesia Tbk PT	1,135,500	31,123
Sawit Sumbermas Sarana Tbk PT	710,300	75,700
Semen Indonesia Persero Tbk PT	28,510	13,504
Smartfren Telecom Tbk PT(1)	2,529,900	11,112
Summarecon Agung Tbk PT	1,633,900	64,795
Surya Esa Perkasa Tbk PT	795,100	55,790
Telkom Indonesia Persero Tbk PT, ADR	36,263	934,135
Timah Tbk PT	417,900	32,613
United Tractors Tbk PT	191,800	350,812
Wijaya Karya Persero Tbk PT(1)	638,200	26,356
XL Axiata Tbk PT	386,600	52,976
		5,193,410
Malaysia — 1.9%
Aeon Co. M Bhd	66,900	20,273
Alliance Bank Malaysia Bhd	182,300	141,354
AMMB Holdings Bhd	233,100	208,241
Ancom Nylex Bhd(1)	101,200	26,378
Bank Islam Malaysia Bhd	85,500	43,249
Berjaya Corp. Bhd(1)	389,500	26,907
Berjaya Food Bhd	123,600	27,538
Bermaz Auto Bhd	133,200	63,800
Boustead Holdings Bhd	85,400	11,895
Boustead Plantations Bhd	53,700	8,555
Bumi Armada Bhd(1)	590,200	76,067
Bursa Malaysia Bhd	27,900	41,033
Cahya Mata Sarawak Bhd	160,900	42,297

Avantis Emerging Markets Value ETF
	Shares	Value
Chin Hin Group Bhd	26,200	$23,113
CIMB Group Holdings Bhd	303,304	379,170
Dagang NeXchange Bhd	235,900	31,786
DRB-Hicom Bhd	35,400	11,201
Eco World Development Group Bhd	70,100	10,622
Ekovest Bhd(1)	196,700	15,998
Evergreen Fibreboard Bhd	31,000	2,141
Gamuda Bhd	223,053	208,725
Genting Bhd	168,400	174,844
Genting Malaysia Bhd	102,300	61,540
Genting Plantations Bhd	17,900	24,012
Hartalega Holdings Bhd	196,200	64,260
Hengyuan Refining Co. Bhd	29,500	22,341
Hextar Healthcare Bhd(1)	1,400	89
Hiap Teck Venture Bhd	109,800	7,093
Hibiscus Petroleum Bhd	350,100	82,960
IJM Corp. Bhd	162,500	58,296
Insas Bhd	6,100	1,040
Jaya Tiasa Holdings Bhd	66,000	9,631
Kossan Rubber Industries Bhd	158,100	38,393
KSL Holdings Bhd(1)	27,100	4,924
Kuala Lumpur Kepong Bhd	25,800	119,548
Lingkaran Trans Kota Holdings Bhd	10,000	1,148
Malayan Banking Bhd	322,060	631,528
Malaysia Building Society Bhd(1)	41,200	5,553
Malaysia Marine & Heavy Engineering Holdings Bhd	124,400	18,259
Malaysian Bulk Carriers Bhd	25,900	2,077
Malaysian Pacific Industries Bhd	9,100	60,662
Malaysian Resources Corp. Bhd	134,400	9,283
MISC Bhd	105,300	177,324
Perak Transit Bhd	46,000	11,380
PESTECH International Bhd(1)	17,000	909
Petronas Chemicals Group Bhd	139,100	221,892
RHB Bank Bhd	138,263	174,997
Sapura Energy Bhd(1)	62,700	625
Sarawak Oil Palms Bhd	22,350	13,147
Serba Dinamik Holdings Bhd(1)	21,300	95
Shin Yang Shipping Corp. Bhd	175,300	25,585
Sime Darby Plantation Bhd	148,800	140,308
Solarvest Holdings Bhd(1)	82,200	16,941
Sunway Bhd	32,800	11,911
Supermax Corp. Bhd	344,920	58,018
Syarikat Takaful Malaysia Keluarga Bhd	14,000	10,327
Ta Ann Holdings Bhd	19,100	14,218
TASCO Bhd	6,400	1,290
Telekom Malaysia Bhd	154,000	172,615
Top Glove Corp. Bhd(1)	444,600	74,784
TSH Resources Bhd	95,200	21,852
United Plantations Bhd	13,900	51,108
Velesto Energy Bhd(1)	1,494,600	63,301
Westports Holdings Bhd	13,200	10,884

Avantis Emerging Markets Value ETF
	Shares	Value
Yinson Holdings Bhd	251,600	$151,479
		4,242,814
Mexico — 2.9%
Alfa SAB de CV, Class A	383,620	251,602
Alpek SAB de CV	20,930	25,544
America Movil SAB de CV, Class L, ADR	59,960	1,233,977
Banco del Bajio SA	106,120	405,479
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	9,122	106,910
GCC SAB de CV	1,181	9,321
Genomma Lab Internacional SAB de CV, Class B	80,676	64,862
Gentera SAB de CV	140,414	152,183
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,285	412,177
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,526	480,142
Grupo Comercial Chedraui SA de CV	32,714	166,283
Grupo Financiero Banorte SAB de CV, Class O	185,820	1,572,967
Grupo Mexico SAB de CV, Series B	185,925	836,213
Grupo Televisa SAB, ADR	43,684	216,673
Industrias Penoles SAB de CV(1)	15,087	180,510
Megacable Holdings SAB de CV	87,541	225,018
Nemak SAB de CV(1)	483,647	122,653
Qualitas Controladora SAB de CV	4,402	27,382
Regional SAB de CV	586	4,862
Sitios Latinoamerica SAB de CV(1)(2)	6,278	2,539
		6,497,297
Philippines — 0.9%
ACEN Corp.	34,280	3,923
Alliance Global Group, Inc.	315,800	71,737
Ayala Corp.	1,450	16,348
Bank of the Philippine Islands	150,060	297,555
BDO Unibank, Inc.	206,476	459,858
DMCI Holdings, Inc.	720,300	137,236
First Gen Corp.	10,600	3,304
Globe Telecom, Inc.	1,294	41,461
GT Capital Holdings, Inc.	9,590	89,868
LT Group, Inc.	200,600	38,029
Metro Pacific Investments Corp.	1,697,000	125,053
Metropolitan Bank & Trust Co.	260,950	274,118
Nickel Asia Corp.	313,400	39,790
PLDT, Inc., ADR(2)	670	15,711
Puregold Price Club, Inc.	183,600	104,500
Robinsons Land Corp.	215,200	58,504
Robinsons Retail Holdings, Inc.	18,280	17,954
Security Bank Corp.	99,170	184,013
Semirara Mining & Power Corp.	118,000	63,884
Universal Robina Corp.	980	2,417
		2,045,263
Poland — 0.9%
Alior Bank SA(1)	21,115	192,243
Bank Handlowy w Warszawie SA	1,453	27,249
Bank Millennium SA(1)	61,887	62,928
Budimex SA	94	5,946

Avantis Emerging Markets Value ETF
	Shares	Value
CCC SA(1)	6,960	$55,323
CD Projekt SA	585	17,404
Ciech SA	5,768	67,219
Grupa Azoty SA(1)	6,664	57,989
Jastrzebska Spolka Weglowa SA(1)	8,919	109,586
KRUK SA	2,202	163,656
LPP SA	62	130,959
Mercator Medical SA(1)	178	1,805
Orange Polska SA	115,404	174,262
Polski Koncern Naftowy ORLEN SA	40,315	602,127
Santander Bank Polska SA	3,897	261,507
XTB SA	10,181	76,184
		2,006,387
Russia(3)†
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	152,598,000	203
		205
South Africa — 3.7%
Absa Group Ltd.	99,315	1,072,264
African Rainbow Minerals Ltd.	759	10,505
Anglo American Platinum Ltd.	3,163	174,903
AngloGold Ashanti Ltd., ADR	31,701	528,139
ArcelorMittal South Africa Ltd.(1)	41,124	9,087
Astral Foods Ltd.	288	2,563
Aveng Ltd.(1)	11,442	9,336
Barloworld Ltd.	33,814	168,522
DataTec Ltd.	26,442	48,929
Foschini Group Ltd.	30,240	167,029
Gold Fields Ltd., ADR	92,006	836,335
Grindrod Ltd.	69,769	39,024
Harmony Gold Mining Co. Ltd., ADR(2)	97,039	299,850
Impala Platinum Holdings Ltd.	85,755	800,685
KAP Industrial Holdings Ltd.	359,455	68,209
Kumba Iron Ore Ltd.	3,022	78,807
Life Healthcare Group Holdings Ltd.	74,078	78,985
Merafe Resources Ltd.	302,146	22,868
Momentum Metropolitan Holdings	317,921	343,778
Motus Holdings Ltd.	27,328	164,849
MTN Group Ltd.	110,899	873,823
Nedbank Group Ltd.	939	11,782
Ninety One Ltd.	3,113	7,806
Northam Platinum Holdings Ltd.(1)	38,217	314,907
Old Mutual Ltd.	75,026	48,665
Omnia Holdings Ltd.	3,962	12,888
PPC Ltd.(1)(2)	135,418	23,343
Raubex Group Ltd.	8,574	13,283
Reinet Investments SCA	19,564	387,275
Remgro Ltd.	760	5,785
Royal Bafokeng Platinum Ltd.	1,434	12,144

Avantis Emerging Markets Value ETF
	Shares	Value
Sappi Ltd.	123,516	$328,649
Sasol Ltd., ADR(2)	15,852	229,061
Shoprite Holdings Ltd.	1,055	12,775
Sibanye Stillwater Ltd., ADR	84,560	684,936
Standard Bank Group Ltd.	641	6,403
Telkom SA SOC Ltd.(1)	73,903	154,193
Thungela Resources Ltd.	32,264	375,142
Zeda Ltd.(1)	33,814	22,205
		8,449,732
South Korea — 13.6%
Advanced Process Systems Corp.(1)	564	8,613
BH Co. Ltd.	3,981	71,054
Binggrae Co. Ltd.(1)	72	2,280
Bioneer Corp.(1)	59	2,380
BNK Financial Group, Inc.	63,442	321,079
Boditech Med, Inc.	749	6,639
CJ Corp.	1,693	111,147
CJ ENM Co. Ltd.(1)	2,710	189,642
CJ Logistics Corp.	1,270	78,414
Cosmax, Inc.(1)	1,110	64,793
Coway Co. Ltd.	3,564	143,793
Cuckoo Homesys Co. Ltd.(1)	777	17,587
Daeduck Electronics Co. Ltd.	6,304	99,803
Daewoo Engineering & Construction Co. Ltd.(1)	30,982	100,676
Daishin Securities Co. Ltd.(1)	5,013	49,568
Daol Investment & Securities Co. Ltd.(1)	6,177	22,735
DB Financial Investment Co. Ltd.(1)	1,187	3,752
DB HiTek Co. Ltd.	7,809	266,780
DB Insurance Co. Ltd.	3,007	174,989
Dentium Co. Ltd.(1)	66	6,028
DGB Financial Group, Inc.	31,585	188,552
DL E&C Co. Ltd.	6,955	173,214
DL Holdings Co. Ltd.	568	25,263
Dongkuk Steel Mill Co. Ltd.	10,946	113,191
Dongwon F&B Co. Ltd.	47	5,764
Doosan Tesna, Inc.	1,825	46,084
Dreamtech Co. Ltd.(1)	1,019	7,301
E-MART, Inc.	1,160	98,124
Eugene Investment & Securities Co. Ltd.(1)	4,137	8,412
GOLFZON Co. Ltd.(1)	743	80,474
GS Holdings Corp.	10,944	336,367
GS Retail Co. Ltd.	8,444	184,014
HAESUNG DS Co. Ltd.	1,372	41,596
Hana Financial Group, Inc.	46,343	1,589,437
Hana Micron, Inc.	5,698	47,294
Handsome Co. Ltd.	1,100	21,370
Hansae Co. Ltd.	3,537	44,542
Hanwha Aerospace Co. Ltd.	3,848	261,337
Hanwha Corp., Preference Shares	80	861
Hanwha Investment & Securities Co. Ltd.(1)	24,678	56,782
Hanwha Life Insurance Co. Ltd.(1)	84,812	190,571

Avantis Emerging Markets Value ETF
	Shares	Value
Harim Holdings Co. Ltd.	11,199	$101,351
HD Hyundai Co. Ltd.	9,533	428,141
Hite Jinro Co. Ltd.(1)	5,221	94,258
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	3,527
HL Holdings Corp.	774	20,136
HMM Co. Ltd.(1)	37,382	635,983
Humasis Co. Ltd.(1)	9,268	103,620
Humax Co. Ltd.(1)	1,427	4,071
Hyosung Chemical Corp.(1)	82	9,057
Hyosung Heavy Industries Corp.(1)	208	11,164
Hyosung TNC Corp.	417	144,119
Hyundai Doosan Infracore Co. Ltd.	22,666	146,147
Hyundai Electric & Energy System Co. Ltd.	2,782	88,311
Hyundai Engineering & Construction Co. Ltd.	6,279	172,552
Hyundai Glovis Co. Ltd.	2,886	345,633
Hyundai Home Shopping Network Corp.	151	5,879
Hyundai Marine & Fire Insurance Co. Ltd.	12,026	320,001
Hyundai Motor Co.	14,515	1,931,844
Hyundai Steel Co.	13,420	354,930
ICD Co. Ltd.(1)	881	6,835
iMarketKorea, Inc.	1,069	8,497
Industrial Bank of Korea	43,062	337,675
Innocean Worldwide, Inc.	188	6,046
INTOPS Co. Ltd.	3,038	64,337
IS Dongseo Co. Ltd.(1)	2,372	78,707
JB Financial Group Co. Ltd.	28,914	201,897
Jusung Engineering Co. Ltd.	4,161	36,812
KB Financial Group, Inc., ADR(2)	40,123	1,545,939
KCC Glass Corp.	420	12,902
Kginicis Co. Ltd.	1,714	16,924
Kia Corp.	31,546	1,792,763
KISCO Corp.	1,013	5,833
KIWOOM Securities Co. Ltd.(1)	3,426	266,987
KoMiCo Ltd.	713	24,602
Korea Circuit Co. Ltd.(1)	2,452	27,844
Korea Investment Holdings Co. Ltd.(1)	7,655	358,363
Korea Line Corp.(1)	40,819	72,021
Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,988	183,407
Korean Air Lines Co. Ltd.	33,370	573,386
Kumho Petrochemical Co. Ltd.(1)	3,263	387,989
LB Semicon, Inc.(1)	3,727	21,397
LF Corp.	2,876	37,698
LG Display Co. Ltd., ADR(2)	83,823	487,850
LG Electronics, Inc.	11,205	939,828
LG Innotek Co. Ltd.	1,375	287,313
LG Uplus Corp.	42,231	353,261
LIG Nex1 Co. Ltd.	2,182	123,079
Lotte Chilsung Beverage Co. Ltd.	730	92,330
Lotte Confectionery Co. Ltd.	174	15,803
LOTTE Fine Chemical Co. Ltd.	3,156	138,403
Lotte Rental Co. Ltd.	3,225	64,763

Avantis Emerging Markets Value ETF
	Shares	Value
Lotte Shopping Co. Ltd.	775	$50,937
LX Holdings Corp.	5,974	38,500
LX INTERNATIONAL Corp.	7,055	166,910
LX Semicon Co. Ltd.	1,936	135,064
Maeil Dairies Co. Ltd.	67	2,502
MegaStudyEdu Co. Ltd.	1,733	90,490
Meritz Financial Group, Inc.	5,523	187,759
Meritz Securities Co. Ltd.	58,940	312,766
Mirae Asset Life Insurance Co. Ltd.(1)	707	1,539
Mirae Asset Securities Co. Ltd.	43,279	233,685
NICE Holdings Co. Ltd.(1)	772	7,987
Pan Ocean Co. Ltd.	59,815	285,787
Partron Co. Ltd.	11,170	68,173
POSCO Holdings, Inc., ADR	33,396	2,036,822
Posco International Corp.	5,447	92,889
PSK, Inc.	4,942	66,131
Samsung Electro-Mechanics Co. Ltd.	5,071	551,350
Samsung Engineering Co. Ltd.(1)	23,337	462,708
Samsung Fire & Marine Insurance Co. Ltd.	6,208	1,006,852
Samsung Life Insurance Co. Ltd.	2,264	116,592
Samyang Foods Co. Ltd.	173	15,582
Sangsangin Co. Ltd.	4,231	19,003
SD Biosensor, Inc.	3,500	60,774
SeAH Steel Corp.	374	39,507
SeAH Steel Holdings Corp.	50	5,909
Seegene, Inc.	5,969	109,844
Shinhan Financial Group Co. Ltd., ADR(2)	64,612	1,891,193
Shinsegae, Inc.	732	112,800
SIMMTECH Co. Ltd.	1,741	37,781
SK Hynix, Inc.	33,954	2,294,774
SK Networks Co. Ltd.	30,915	96,086
SK Telecom Co. Ltd., ADR	1	19
S-Oil Corp.	5,255	318,628
Soulbrain Co. Ltd.	70	12,352
TES Co. Ltd.	617	8,638
Tongyang Life Insurance Co. Ltd.(1)	3,404	11,241
Value Added Technology Co. Ltd.(1)	402	9,861
Woori Financial Group, Inc.	99,441	916,744
Woori Technology Investment Co. Ltd.(1)	11,493	41,224
Youngone Holdings Co. Ltd.(1)	734	38,260
Yuanta Securities Korea Co. Ltd.(1)	17,889	37,347
		30,747,527
Taiwan — 18.0%
AcBel Polytech, Inc.	15,000	18,593
Acon Holding, Inc.(1)	9,000	3,579
Acter Group Corp. Ltd.	23,000	90,299
ADATA Technology Co. Ltd.	58,000	125,463
Advanced International Multitech Co. Ltd.	5,000	18,203
Advanced Power Electronics Corp.	2,000	7,097
Alexander Marine Co. Ltd.(2)	4,000	50,394
Allied Circuit Co. Ltd.	2,000	8,008

Avantis Emerging Markets Value ETF
	Shares	Value
Alltek Technology Corp.	10,800	$15,392
Alltop Technology Co. Ltd.	1,000	4,349
Amazing Microelectronic Corp.	4,161	17,574
Ampire Co. Ltd.	24,000	28,776
Anji Technology Co. Ltd.	3,000	4,660
Arcadyan Technology Corp.	25,000	86,906
Ardentec Corp.	98,000	179,537
ASE Technology Holding Co. Ltd., ADR(2)	152,381	1,092,572
Asia Cement Corp.	235,000	344,543
Asia Polymer Corp.	63,000	59,735
Asia Vital Components Co. Ltd.	19,000	74,470
ASolid Technology Co. Ltd.	10,000	24,429
AUO Corp.	1,276,400	776,754
Bafang Yunji International Co. Ltd.	6,000	49,397
BenQ Materials Corp.	6,000	7,134
BES Engineering Corp.	145,000	41,785
Bioteque Corp.	1,000	3,781
Brighton-Best International Taiwan, Inc.	15,000	18,668
Career Technology MFG. Co. Ltd.(1)	100,000	78,636
Catcher Technology Co. Ltd.	98,000	592,217
Cathay Financial Holding Co. Ltd.	820,624	1,163,719
Central Reinsurance Co. Ltd.	5,406	3,285
Cheng Loong Corp.	89,000	84,189
Cheng Mei Materials Technology Corp.(1)	67,000	27,319
Cheng Shin Rubber Industry Co. Ltd.	165,000	184,903
Chenming Electronic Technology Corp.(1)	33,000	22,328
Chia Chang Co. Ltd.	7,000	8,647
Chicony Electronics Co. Ltd.	74,000	222,276
China Airlines Ltd.(2)	302,000	199,873
China Bills Finance Corp.	14,000	7,122
China Container Terminal Corp.	12,000	9,438
China Development Financial Holding Corp.	1,499,728	645,743
China Development Financial Holding Corp., Preference Shares	59,976	15,987
China Metal Products	24,000	26,182
China Motor Corp.	9,000	16,831
Chinese Maritime Transport Ltd.	25,000	35,056
Chipbond Technology Corp.	130,000	285,926
ChipMOS Technologies, Inc.	113,000	134,487
Chlitina Holding Ltd.	3,000	20,988
Chung-Hsin Electric & Machinery Manufacturing Corp.	104,000	323,235
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	7,000	15,531
Chunghwa Precision Test Tech Co. Ltd.	4,000	76,674
CMC Magnetics Corp.(1)	121,960	32,022
Compal Electronics, Inc.	605,000	478,464
Compeq Manufacturing Co. Ltd.	172,000	256,284
Concord Securities Co. Ltd.	32,000	11,262
Continental Holdings Corp.	68,000	69,461
Contrel Technology Co. Ltd.	7,000	4,078
Co-Tech Development Corp.	53,000	108,368
CTBC Financial Holding Co. Ltd.	1,669,000	1,239,121
CTCI Corp.	107,000	155,596

Avantis Emerging Markets Value ETF
	Shares	Value
CX Technology Co. Ltd.	2,250	$1,846
DA CIN Construction Co. Ltd.	14,000	14,535
Da-Li Development Co. Ltd.	9,000	9,190
Darfon Electronics Corp.	14,000	18,906
Daxin Materials Corp.	3,000	7,921
Dimerco Express Corp.	15,000	38,590
Dynamic Holding Co. Ltd.	22,000	12,806
Dynapack International Technology Corp.	8,000	21,380
Elan Microelectronics Corp.	25,000	88,501
Elite Advanced Laser Corp.	9,000	11,993
Elite Material Co. Ltd.	50,000	311,487
Elitegroup Computer Systems Co. Ltd.(1)	50,000	35,187
Emerging Display Technologies Corp.	30,000	21,979
ENNOSTAR, Inc.	120,000	192,708
Eva Airways Corp.(2)	235,000	217,646
Evergreen Marine Corp. Taiwan Ltd.	100,400	513,068
Everlight Electronics Co. Ltd.	62,000	78,042
Excelliance Mos Corp.	1,000	4,237
Excelsior Medical Co. Ltd.	10,500	26,764
Far Eastern Department Stores Ltd.	42,000	30,920
Far Eastern International Bank	401,833	155,785
Far Eastern New Century Corp.	346,000	367,825
Far EasTone Telecommunications Co. Ltd.	57,000	128,618
Farglory Land Development Co. Ltd.	47,000	90,822
Feedback Technology Corp.	8,000	23,835
First Steamship Co. Ltd.(1)	67,000	21,916
Fitipower Integrated Technology, Inc.	27,000	146,092
Fittech Co. Ltd.	4,000	12,595
FLEXium Interconnect, Inc.(1)	60,000	193,019
Formosa International Hotels Corp.	3,000	30,728
Formosa Plastics Corp.	239,000	709,488
Formosan Union Chemical	17,000	13,540
Franbo Lines Corp.	56,028	36,265
Froch Enterprise Co. Ltd.	15,000	11,495
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,120	3,679
Fubon Financial Holding Co. Ltd.	866,350	1,694,073
Full Wang International Development Co. Ltd.	5,000	1,792
Fulltech Fiber Glass Corp.	52,000	21,536
G Shank Enterprise Co. Ltd.	8,000	12,802
Gamania Digital Entertainment Co. Ltd.	31,000	81,729
GEM Services, Inc.	1,000	2,431
General Interface Solution Holding Ltd.	59,000	166,276
Generalplus Technology, Inc.	4,000	7,209
Getac Holdings Corp.	58,000	93,258
Gigabyte Technology Co. Ltd.	75,000	290,421
Global Brands Manufacture Ltd.	42,760	41,837
Global Lighting Technologies, Inc.	3,000	5,733
Globalwafers Co. Ltd.	23,000	380,305
Gold Circuit Electronics Ltd.	8,100	24,403
Goldsun Building Materials Co. Ltd.	113,000	102,553
Gourmet Master Co. Ltd.	11,000	56,763

Avantis Emerging Markets Value ETF
	Shares	Value
Grand Fortune Securities Co. Ltd.	21,600	$7,594
Great Tree Pharmacy Co. Ltd.	1,257	13,733
Greatek Electronics, Inc.	50,000	87,204
Group Up Industrial Co. Ltd.	4,000	14,202
Hai Kwang Enterprise Corp.	4,000	2,983
Hannstar Board Corp.	73,000	82,430
HannStar Display Corp.(1)(2)	202,000	84,368
HannsTouch Solution, Inc.	44,000	14,639
Ho Tung Chemical Corp.	23,000	6,719
Hocheng Corp.	55,460	34,665
Holy Stone Enterprise Co. Ltd.	10,000	31,386
Hon Hai Precision Industry Co. Ltd.	544,000	1,799,553
Hotai Finance Co. Ltd.	10,000	36,130
Hotel Holiday Garden	14,850	13,044
Huaku Development Co. Ltd.	32,000	96,684
Hung Sheng Construction Ltd.	73,000	55,946
IBF Financial Holdings Co. Ltd.	251,607	103,819
IEI Integration Corp.	16,000	42,725
Innodisk Corp.	17,000	124,833
Innolux Corp.	1,683,925	806,650
Integrated Service Technology, Inc.(1)	23,000	64,173
International CSRC Investment Holdings Co.	106,000	71,990
International Games System Co. Ltd.	6,000	98,857
ITE Technology, Inc.	10,000	29,024
Jarllytec Co. Ltd.	4,000	8,871
Jiin Yeeh Ding Enterprise Co. Ltd.	4,000	4,951
Jinan Acetate Chemical Co. Ltd.	5,000	54,992
Kaori Heat Treatment Co. Ltd.	7,000	54,535
Kenmec Mechanical Engineering Co. Ltd.(1)	37,000	33,507
Kerry TJ Logistics Co. Ltd.	18,000	22,485
Kindom Development Co. Ltd.	66,000	62,810
King Yuan Electronics Co. Ltd.	206,000	281,546
King's Town Bank Co. Ltd.	3,000	3,347
Kinik Co.	12,000	44,537
Kinsus Interconnect Technology Corp.(2)	43,000	150,580
KNH Enterprise Co. Ltd.	27,000	15,534
Ko Ja Cayman Co. Ltd.	10,000	16,481
L&K Engineering Co. Ltd.	42,000	55,540
Lelon Electronics Corp.	5,000	10,367
Lingsen Precision Industries Ltd.	28,000	13,851
Lotus Pharmaceutical Co. Ltd.(1)	17,000	156,468
Macronix International Co. Ltd.	369,000	413,193
Marketech International Corp.	18,000	74,317
Materials Analysis Technology, Inc.	8,000	47,386
Megaforce Co. Ltd.	3,000	1,733
Micro-Star International Co. Ltd.	106,000	472,874
MIN AIK Technology Co. Ltd.	1,000	585
Mirle Automation Corp.	15,000	19,183
MPI Corp.	19,000	76,449
Nan Liu Enterprise Co. Ltd.	1,000	2,399
Nan Ya Plastics Corp.	435,000	1,070,286

Avantis Emerging Markets Value ETF
	Shares	Value
Nan Ya Printed Circuit Board Corp.(2)	20,000	$151,598
Nantex Industry Co. Ltd.	25,000	35,509
Nanya Technology Corp.	193,000	367,378
Netronix, Inc.	3,000	8,614
Niching Industrial Corp.	7,715	15,847
Niko Semiconductor Co. Ltd.	5,000	9,313
Novatek Microelectronics Corp.	91,000	1,202,620
Nyquest Technology Co. Ltd.	2,000	5,046
O-Bank Co. Ltd.	281,000	89,331
Orient Semiconductor Electronics Ltd.	134,000	85,855
Pacific Hospital Supply Co. Ltd.	1,000	2,558
Pegatron Corp.	25,000	55,390
PharmaEngine, Inc.	9,000	33,560
Powerchip Semiconductor Manufacturing Corp.	207,000	225,175
Powertech Technology, Inc.	130,000	375,904
Poya International Co. Ltd.	3,030	58,591
President Securities Corp.	4,000	2,254
Primax Electronics Ltd.	78,000	151,632
Prince Housing & Development Corp.	83,000	31,183
Prosperity Dielectrics Co. Ltd.	4,000	5,601
Radiant Opto-Electronics Corp.	94,000	324,507
Raydium Semiconductor Corp.	14,000	187,647
Realtek Semiconductor Corp.	87,000	1,072,533
Roo Hsing Co. Ltd.(1)	30,000	2,875
Sanyang Motor Co. Ltd.	25,000	32,592
Scientech Corp.	8,000	19,950
Sea & Land Integrated Corp.	3,400	2,614
Senao Networks, Inc.	3,000	28,798
Shih Her Technologies, Inc.	2,000	4,060
Shih Wei Navigation Co. Ltd.	19,749	18,496
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	6,268
Shin Kong Financial Holding Co. Ltd.	1,956,000	567,868
Shin Zu Shing Co. Ltd.	28,000	81,605
Shinkong Insurance Co. Ltd.	9,000	14,879
Sigurd Microelectronics Corp.	84,000	146,764
Simplo Technology Co. Ltd.	32,000	309,128
Sincere Navigation Corp.	47,000	39,580
Sino-American Silicon Products, Inc.	24,000	123,847
Sinon Corp.	37,000	48,045
SinoPac Financial Holdings Co. Ltd.	1,377,090	770,934
Sinopower Semiconductor, Inc.	1,000	3,359
Sinyi Realty, Inc.	1,000	931
Sitronix Technology Corp.	13,000	96,796
Siward Crystal Technology Co. Ltd.	27,000	34,134
Softstar Entertainment, Inc.	2,200	4,099
Solteam, Inc.	6,000	9,239
Sunrex Technology Corp.	17,000	21,806
Symtek Automation Asia Co. Ltd.	9,000	28,959
T3EX Global Holdings Corp.	26,000	58,864
TA-I Technology Co. Ltd.	4,000	6,319
Tai Tung Communication Co. Ltd.(1)	5,000	2,374

Avantis Emerging Markets Value ETF
	Shares	Value
Taichung Commercial Bank Co. Ltd.	531,996	$239,890
TaiDoc Technology Corp.	11,000	68,304
Taimide Tech, Inc.	2,000	2,221
Tai-Saw Technology Co. Ltd.	19,000	17,927
Taishin Financial Holding Co. Ltd.	1,378,362	740,254
Taiwan Business Bank	792,431	372,136
Taiwan Cogeneration Corp.	3,000	3,615
Taiwan Glass Industry Corp.	44,000	33,640
Taiwan Hon Chuan Enterprise Co. Ltd.	52,000	164,251
Taiwan Navigation Co. Ltd.	23,000	22,493
Taiwan Paiho Ltd.	34,000	68,948
Taiwan PCB Techvest Co. Ltd.	40,000	50,720
Taiwan Surface Mounting Technology Corp.	57,000	165,163
Taiwan Union Technology Corp.	62,000	119,008
Teco Electric & Machinery Co. Ltd.	90,000	90,301
Thye Ming Industrial Co. Ltd.	12,000	15,546
Ton Yi Industrial Corp.	112,000	64,270
Tong Yang Industry Co. Ltd.	41,000	58,558
Topco Scientific Co. Ltd.	30,000	177,383
Topkey Corp.	1,000	7,221
TPK Holding Co. Ltd.	13,000	14,529
Tripod Technology Corp.	71,000	243,160
Tsann Kuen Enterprise Co. Ltd.	13,331	20,902
TSRC Corp.	36,000	34,197
TTY Biopharm Co. Ltd.	9,000	23,107
TXC Corp.	32,000	90,149
UDE Corp.	2,000	2,281
U-Ming Marine Transport Corp.	93,000	185,646
Unimicron Technology Corp.	179,000	739,307
Union Bank of Taiwan	256,815	136,228
United Integrated Services Co. Ltd.	38,000	280,150
United Microelectronics Corp.(1)(2)	1,204,000	1,960,961
Unizyx Holding Corp.	70,558	89,466
USI Corp.	102,000	83,855
Utechzone Co. Ltd.	3,000	8,888
Vanguard International Semiconductor Corp.	141,000	424,797
Ventec International Group Co. Ltd.	18,000	47,971
Walsin Lihwa Corp.	167,000	307,582
Walsin Technology Corp.	21,000	68,505
Wan Hai Lines Ltd.	21,850	56,548
Wei Chuan Foods Corp.	7,000	4,733
Wholetech System Hitech Ltd.	3,000	4,628
Winbond Electronics Corp.	454,000	339,884
Winstek Semiconductor Co. Ltd.	14,000	23,157
Wisdom Marine Lines Co. Ltd.	78,000	172,770
Wistron Corp.	374,000	405,221
Wistron NeWeb Corp.	15,000	41,304
Wiwynn Corp.	15,000	470,363
Wowprime Corp.(1)	5,000	45,605
WT Microelectronics Co. Ltd.	8,000	16,993
Yang Ming Marine Transport Corp.	228,000	479,887

Avantis Emerging Markets Value ETF
	Shares	Value
Yankey Engineering Co. Ltd.	5,000	$46,620
YC INOX Co. Ltd.	60,000	61,059
Yeong Guan Energy Technology Group Co. Ltd.	9,000	20,150
YFY, Inc.	98,000	86,927
Yieh Phui Enterprise Co. Ltd.	98,000	55,444
Youngtek Electronics Corp.	16,000	33,156
Yuanta Financial Holding Co. Ltd.	505,800	376,088
Yulon Finance Corp.	26,288	145,832
Yulon Motor Co. Ltd.	46,000	122,126
YungShin Global Holding Corp.	6,000	8,471
Zhen Ding Technology Holding Ltd.	90,000	329,462
Zippy Technology Corp.	5,000	6,958
ZongTai Real Estate Development Co. Ltd.	12,288	13,416
		40,779,194
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	22,700	18,618
Advanced Info Service PCL, NVDR	70,600	403,428
Advanced Information Technology PCL, NVDR	85,600	14,647
AEON Thana Sinsap Thailand PCL, NVDR	13,500	77,140
Amanah Leasing PCL, NVDR	9,700	1,108
Amata Corp. PCL, NVDR	109,100	61,408
AP Thailand PCL, NVDR	195,600	68,601
Asia Plus Group Holdings PCL, NVDR	193,900	16,675
Bangchak Corp. PCL, NVDR	153,300	139,699
Bangkok Chain Hospital PCL, NVDR	135,500	76,269
Banpu PCL, NVDR	707,700	218,154
BCPG PCL, NVDR	231,600	63,215
BEC World PCL, NVDR	128,800	35,714
Better World Green PCL, NVDR(1)	546,000	14,828
BG Container Glass PCL, NVDR	19,400	5,490
Bumrungrad Hospital PCL, NVDR	29,500	176,086
Buriram Sugar PCL, NVDR	91,500	17,973
CH Karnchang PCL, NVDR	13,800	8,316
Chularat Hospital PCL, NVDR	604,700	63,998
Dynasty Ceramic PCL, NVDR	450,500	28,806
Ekachai Medical Care PCL, NVDR	138,184	32,643
Electricity Generating PCL, NVDR	22,900	110,782
Esso Thailand PCL, NVDR	1,800	455
G J Steel PCL, NVDR(1)	2,031,000	17,774
GFPT PCL, NVDR	11,200	3,866
Gunkul Engineering PCL, NVDR	521,200	61,601
Hana Microelectronics PCL, NVDR	26,400	43,101
Ichitan Group PCL, NVDR	2,000	719
Indorama Ventures PCL, NVDR	104,200	108,292
Interlink Communication PCL, NVDR	10,200	2,236
IRPC PCL, NVDR	41,400	3,349
Italian-Thai Development PCL, NVDR(1)	851,500	44,564
Jasmine International PCL, NVDR(1)	459,300	28,843
Karmarts PCL, NVDR	97,700	20,725
Kasikornbank PCL, NVDR	42,000	162,771
KGI Securities Thailand PCL, NVDR	202,900	29,274

Avantis Emerging Markets Value ETF
	Shares	Value
Kiatnakin Phatra Bank PCL, NVDR	28,000	$52,861
Krung Thai Bank PCL, NVDR	306,300	149,921
Krungthai Card PCL, NVDR	72,600	120,638
Land & Houses PCL, NVDR	882,800	244,775
Lanna Resources PCL, NVDR	53,900	23,625
MCS Steel PCL, NVDR	24,300	6,736
Mega Lifesciences PCL, NVDR	29,900	38,909
MFEC PCL, NVDR	39,500	8,826
Minor International PCL, NVDR(1)	148,700	140,873
Mono Next PCL, NVDR(1)	96,300	4,332
Muangthai Capital PCL, NVDR	38,900	38,495
Origin Property PCL, NVDR	1,600	539
Plan B Media PCL, NVDR	269,388	74,651
Polyplex Thailand PCL, NVDR	10,800	5,897
Praram 9 Hospital PCL, NVDR	54,100	31,990
Precious Shipping PCL, NVDR	114,700	48,345
Premier Marketing PCL, NVDR	10,100	2,686
Prima Marine PCL, NVDR	117,600	25,613
Pruksa Holding PCL, NVDR	130,500	49,843
PTG Energy PCL, NVDR	81,400	32,238
PTT Exploration & Production PCL, NVDR	89,700	379,650
PTT Global Chemical PCL, NVDR	150,100	200,572
PTT PCL, NVDR	534,100	479,505
Quality Houses PCL, NVDR	993,200	67,437
Rabbit Holdings PLC, NVDR(1)	438,500	13,644
Ratchthani Leasing PCL, NVDR	217,900	24,407
Regional Container Lines PCL, NVDR	47,100	41,627
Sansiri PCL, NVDR	226,400	12,232
Sappe PCL, NVDR	11,500	16,837
SC Asset Corp. PCL, NVDR	102,900	13,507
SCGJWD Logistics PCL, NVDR	60,400	32,455
Sermsang Power Corp. Co. Ltd., NVDR	66,190	18,084
Siamgas & Petrochemicals PCL, NVDR	39,300	11,004
Sino-Thai Engineering & Construction PCL, NVDR	183,900	70,224
SNC Former PCL, NVDR	22,500	9,165
Somboon Advance Technology PCL, NVDR	30,100	17,542
SPCG PCL, NVDR	40,200	16,609
Sri Trang Agro-Industry PCL, NVDR	87,700	62,627
Srisawad Corp. PCL, NVDR	76,500	116,802
Srithai Superware PCL, NVDR	291,400	12,524
Srivichai Vejvivat PCL, NVDR	9,200	2,238
Supalai PCL, NVDR	204,400	131,838
Super Energy Corp. PCL, NVDR	1,658,900	27,205
Susco PCL, NVDR	165,000	17,903
SVI PCL, NVDR	22,700	6,039
Synnex Thailand PCL, NVDR	21,400	9,743
Taokaenoi Food & Marketing PCL, Class R, NVDR	91,100	26,805
TEAM Consulting Engineering & Management PCL, NVDR	59,200	18,087
Thai Oil PCL, NVDR	125,900	179,541
Thai Vegetable Oil PCL, NVDR	41,060	32,532
Thaicom PCL, NVDR	162,500	72,152

Avantis Emerging Markets Value ETF
	Shares	Value
Thaifoods Group PCL, NVDR	186,500	$27,976
Thanachart Capital PCL, NVDR	24,700	29,873
Thonburi Healthcare Group PCL, NVDR	62,700	123,734
Thoresen Thai Agencies PCL, NVDR	137,900	30,620
Tisco Financial Group PCL, NVDR	18,100	52,742
TPI Polene PCL, NVDR	605,800	29,480
TPI Polene Power PCL, NVDR	104,300	10,210
True Corp. PCL, NVDR	941,100	135,808
		5,863,941
Turkey — 0.8%
Akbank TAS	211,046	195,149
Bera Holding AS	47,694	29,876
Dogus Otomotiv Servis ve Ticaret AS	2,148	19,215
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	403	537
GSD Holding AS	91,319	14,777
Haci Omer Sabanci Holding AS	87,592	202,100
Is Finansal Kiralama AS(1)	3,285	993
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	16,898	18,383
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	17,514	18,764
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	73,184	87,334
KOC Holding AS	43,280	177,276
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	8,090	19,513
Pegasus Hava Tasimaciligi AS(1)	3,614	97,208
Turk Hava Yollari AO(1)	42,786	325,094
Turkcell Iletisim Hizmetleri AS, ADR(2)	17,634	73,710
Turkiye Halk Bankasi AS(1)	5,346	3,253
Turkiye Is Bankasi AS, C Shares	227,826	136,727
Turkiye Petrol Rafinerileri AS(1)	8,261	259,047
Turkiye Sinai Kalkinma Bankasi AS(1)	142,534	29,894
Turkiye Vakiflar Bankasi TAO, D Shares(1)	83,887	42,831
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	21,486	64,418
Vestel Elektronik Sanayi ve Ticaret AS(1)	10,743	31,819
Yapi ve Kredi Bankasi AS	195,995	103,867
Yesil Yapi Endustrisi AS(1)	17,827	1,900
		1,953,685
TOTAL COMMON STOCKS (Cost $234,661,287)		225,600,989
WARRANTS†
Malaysia†
PESTECH International Bhd(1)	1,700	36
Thailand†
Buriram Sugar PCL, Class 1(1)	16,900	278
Buriram Sugar PCL, NVDR(1)	8,450	172
		450
TOTAL WARRANTS (Cost $—)		486
RIGHTS†
India†
Share India Securities Ltd.(1) (Cost $—)	5	386
SHORT-TERM INVESTMENTS — 1.3%
Money Market Funds — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class	167,294	167,294

Avantis Emerging Markets Value ETF
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(4)	2,735,814	$2,735,814
TOTAL SHORT-TERM INVESTMENTS (Cost $2,903,108)		2,903,108
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $237,564,395)		228,504,969
OTHER ASSETS AND LIABILITIES — (0.9)%		(1,974,892)
TOTAL NET ASSETS — 100.0%		$226,530,077

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	23.3%
Information Technology	16.9%
Materials	14.7%
Industrials	11.1%
Consumer Discretionary	7.6%
Energy	6.2%
Communication Services	5.0%
Health Care	5.0%
Consumer Staples	4.6%
Real Estate	3.6%
Utilities	1.6%
Short-Term Investments	1.3%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $7,585,538. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,060,110, which includes securities collateral of $5,324,296.

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)

Avantis International Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 7.1%
29Metals Ltd.(1)	116,488	$124,717
Accent Group Ltd.	116,388	173,267
Adairs Ltd.(1)	57,836	91,211
Adbri Ltd.	84,224	96,594
Aeris Resources Ltd.(2)	236,298	91,355
AGL Energy Ltd.	86,188	399,261
Alkane Resources Ltd.(2)	119,313	54,102
Alliance Aviation Services Ltd.(2)	12,349	29,213
Allkem Ltd.(2)	65,940	501,270
ALS Ltd.	28,620	243,516
Altium Ltd.	21,903	574,806
Alumina Ltd.	213,566	215,487
AMA Group Ltd.(1)(2)	2,514	423
AMP Ltd.(2)	825,218	572,827
Ampol Ltd.	30,097	663,542
Ansell Ltd.	12,831	233,643
ANZ Group Holdings Ltd.	394,141	6,519,671
APA Group	294,433	2,121,319
ARB Corp. Ltd.(1)	6,279	134,508
Ardent Leisure Group Ltd.(2)	192,249	89,774
Aristocrat Leisure Ltd.	65,497	1,604,954
ASX Ltd.	32,045	1,463,697
Atlas Arteria Ltd.	29,469	135,409
Aurelia Metals Ltd.(1)(2)	469,362	34,590
Aurizon Holdings Ltd.	938,317	2,085,074
Austal Ltd.	128,288	155,949
Australian Agricultural Co. Ltd.(2)	49,709	55,778
Australian Clinical Labs Ltd.(1)	32,700	79,273
Australian Ethical Investment Ltd.	12,659	29,306
Australian Finance Group Ltd.(1)	53,619	56,659
Baby Bunting Group Ltd.(1)	26,575	35,452
Bank of Queensland Ltd.	119,626	566,809
Bapcor Ltd.	23,176	104,024
Beach Energy Ltd.	844,108	796,093
Bega Cheese Ltd.	62,433	146,200
Bendigo & Adelaide Bank Ltd.	311,613	2,045,137
BHP Group Ltd., ADR(1)	269,966	16,459,827
Blackmores Ltd.	634	33,822
BlueScope Steel Ltd.	219,851	2,812,926
Boral Ltd.(1)(2)	33,256	81,238
Boss Energy Ltd.(1)(2)	36,964	63,746
Brambles Ltd.	358,094	3,094,181
Bravura Solutions Ltd.	45,011	25,745
Brickworks Ltd.	13,720	227,410
Capricorn Metals Ltd.(2)	111,000	282,543
carsales.com Ltd.	15,214	231,451
Cedar Woods Properties Ltd.	11,527	33,072
Challenger Ltd.	303,476	1,522,697

Avantis International Equity ETF
	Shares	Value
Champion Iron Ltd.	88,158	$434,191
Cleanaway Waste Management Ltd.	262,221	467,609
Clinuvel Pharmaceuticals Ltd.(1)	7,643	97,813
Cochlear Ltd.	4,106	612,306
Codan Ltd.(1)	7,802	29,303
Coles Group Ltd.	219,423	2,679,945
Collins Foods Ltd.	17,770	98,978
Commonwealth Bank of Australia	138,519	9,358,181
Computershare Ltd.	34,111	567,372
Cooper Energy Ltd.(2)	433,598	48,001
Coronado Global Resources, Inc.	264,914	335,953
Costa Group Holdings Ltd.	105,412	184,575
Credit Corp. Group Ltd.	17,008	231,402
CSL Ltd.	30,452	6,058,947
CSR Ltd.	83,413	284,600
Data#3 Ltd.	8,013	39,869
Deterra Royalties Ltd.	102,294	306,347
Domino's Pizza Enterprises Ltd.(1)	6,399	214,309
Downer EDI Ltd.	52,490	111,186
Eagers Automotive Ltd.(1)	25,906	237,671
Eclipx Group Ltd.(2)	87,535	128,254
Elders Ltd.	9,295	58,173
Emeco Holdings Ltd.	118,990	58,288
Emerald Resources NL(2)	40,161	35,704
Endeavour Group Ltd.	358,636	1,645,576
Evolution Mining Ltd.	540,790	990,007
EVT Ltd.	8,957	78,585
Fortescue Metals Group Ltd.	336,870	4,827,319
Gold Road Resources Ltd.	310,060	306,754
GrainCorp Ltd., A Shares	49,237	259,635
Grange Resources Ltd.	240,025	152,839
GUD Holdings Ltd.	224	1,543
Hansen Technologies Ltd.	25,543	79,798
Harvey Norman Holdings Ltd.	117,627	303,906
Healius Ltd.	13,318	24,583
Helia Group Ltd.	149,328	345,746
HT&E Ltd.	31,735	24,683
Humm Group Ltd.(1)	52,623	17,856
IDP Education Ltd.	21,939	421,913
IGO Ltd.	229,159	2,014,434
Iluka Resources Ltd.	325,479	2,268,410
Imdex Ltd.	65,494	103,308
Incitec Pivot Ltd.	295,700	680,769
Infomedia Ltd.	77,563	72,938
Inghams Group Ltd.	65,857	143,358
Insignia Financial Ltd.	21,881	48,098
Insurance Australia Group Ltd.	79,190	247,164
InvoCare Ltd.(1)	27,025	172,070
IPH Ltd.	22,277	120,933
IRESS Ltd.	15,028	93,730
James Hardie Industries PLC	104,796	2,183,386

Avantis International Equity ETF
	Shares	Value
JB Hi-Fi Ltd.(1)	30,224	$848,337
Judo Capital Holdings Ltd.(1)(2)	133,386	128,279
Jumbo Interactive Ltd.	6,655	60,678
Jupiter Mines Ltd.	132,283	20,911
Karoon Energy Ltd.(2)	189,038	294,001
Kelsian Group Ltd.	24,852	109,107
Lendlease Corp. Ltd.	107,098	548,450
Leo Lithium Ltd.(2)	415,008	145,790
Lifestyle Communities Ltd.	11,856	134,915
Link Administration Holdings Ltd.	33,767	51,941
Lovisa Holdings Ltd.	21,918	353,899
Lynas Rare Earths Ltd.(2)	94,671	519,933
Macmahon Holdings Ltd.	38,005	3,825
Macquarie Group Ltd.	20,875	2,650,758
Magellan Financial Group Ltd.	35,872	205,630
Mayne Pharma Group Ltd.(1)(2)	22,028	49,119
McMillan Shakespeare Ltd.(1)	25,792	248,088
Medibank Pvt Ltd.	1,019,499	2,285,171
Mesoblast Ltd.(1)(2)	100,453	66,011
Metals X Ltd.(2)	232,433	46,781
Metcash Ltd.(1)	911,395	2,491,627
Mineral Resources Ltd.	49,159	2,714,981
Monadelphous Group Ltd.	33,742	271,664
Mount Gibson Iron Ltd.(1)(2)	191,102	72,538
Myer Holdings Ltd.(1)	366,134	228,472
MyState Ltd.	2,727	7,210
National Australia Bank Ltd.	346,034	6,965,068
Netwealth Group Ltd.	8,102	73,081
New Energy Solar(2)	53,649	2,274
New Hope Corp. Ltd.(1)	315,279	1,148,075
Newcrest Mining Ltd. (Sydney)	89,916	1,376,500
Newcrest Mining Ltd.(1)	15,255	235,337
NEXTDC Ltd.(2)	22,645	155,806
nib holdings Ltd.	95,301	485,922
Nick Scali Ltd.	23,269	153,210
Nickel Industries Ltd.	72,721	47,701
Nine Entertainment Co. Holdings Ltd.	274,747	357,403
Northern Star Resources Ltd.	426,201	2,974,596
NRW Holdings Ltd.	238,699	405,172
Nufarm Ltd.	164,851	641,863
OFX Group Ltd.(2)	51,542	66,617
Omni Bridgeway Ltd.(2)	49,909	101,678
oOh!media Ltd.	26,761	28,532
Orica Ltd.	187,184	2,033,672
Origin Energy Ltd.	496,835	2,665,236
Orora Ltd.	185,472	439,153
OZ Minerals Ltd.	108,011	2,030,677
Pacific Current Group Ltd.	6,132	28,315
Pact Group Holdings Ltd.	18,243	15,563
Peet Ltd.	34,647	26,473
Perenti Ltd.(2)	409,400	291,762

Avantis International Equity ETF
	Shares	Value
Perpetual Ltd.	25,008	$409,170
Perseus Mining Ltd.	844,702	1,116,274
PEXA Group Ltd.(1)(2)	8,017	63,792
Pilbara Minerals Ltd.(2)	232,371	647,517
Platinum Asset Management Ltd.	168,795	212,915
Premier Investments Ltd.	37,064	678,369
Pro Medicus Ltd.(1)	6,822	278,879
PWR Holdings Ltd.	17,807	120,886
Qantas Airways Ltd.(2)	115,603	497,209
QBE Insurance Group Ltd.	169,857	1,718,314
Qube Holdings Ltd.	174,401	376,457
Ramelius Resources Ltd.	518,331	311,866
Ramsay Health Care Ltd.	7,027	318,582
REA Group Ltd.	2,692	221,672
Red 5 Ltd.(1)(2)	48,983	4,295
Reece Ltd.(1)	7,131	78,965
Regis Resources Ltd.	559,112	653,277
Resolute Mining Ltd.(1)(2)	719,505	118,611
Rio Tinto Ltd.	45,534	3,558,668
Sandfire Resources Ltd.	286,141	1,126,701
Santos Ltd.	798,105	3,726,679
SEEK Ltd.	8,278	134,126
Select Harvests Ltd.(1)	17,604	49,430
Servcorp Ltd.	9,505	21,411
Service Stream Ltd.	20,816	9,784
Seven Group Holdings Ltd.(1)	15,447	253,586
Seven West Media Ltd.(1)(2)	267,372	74,531
Sierra Rutile Holdings Ltd.(2)	26,779	4,403
Sigma Healthcare Ltd.	207,645	94,919
Silver Lake Resources Ltd.(2)	529,661	358,181
Sims Ltd.	55,115	588,684
SmartGroup Corp. Ltd.	12,628	54,110
Solvar Ltd.(1)	24,619	33,056
Sonic Healthcare Ltd.	99,347	2,149,186
South32 Ltd.	1,164,155	3,382,365
Southern Cross Media Group Ltd.(1)	67,219	47,841
St. Barbara Ltd.(1)(2)	161,132	59,039
Star Entertainment Group Ltd. (Sydney) (1)(2)	213,778	211,426
Star Entertainment Group Ltd.(2)	100,382	99,632
Steadfast Group Ltd.	25,669	100,477
Suncorp Group Ltd.	254,299	2,193,586
Super Retail Group Ltd.	74,635	649,151
Superloop Ltd.(2)	17,499	7,702
Symbio Holdings Ltd.	38	46
Syrah Resources Ltd.(2)	67,553	85,188
Technology One Ltd.	67,366	672,586
Telstra Group Ltd.	659,156	1,841,673
TPG Telecom Ltd.	5,094	17,328
Transurban Group	175,782	1,672,692
Treasury Wine Estates Ltd.	99,130	932,371
Tuas Ltd.(2)	2,799	2,390

Avantis International Equity ETF
	Shares	Value
United Malt Group Ltd.(1)	62,862	$150,604
Ventia Services Group Pty Ltd.	23,158	37,029
Viva Energy Group Ltd.	236,299	475,961
Vulcan Steel Ltd.	7,025	39,491
Washington H Soul Pattinson & Co. Ltd.	54,252	1,061,241
Webjet Ltd.(1)(2)	65,801	303,267
Wesfarmers Ltd.	104,558	3,384,743
West African Resources Ltd.(2)	967,403	602,251
Westgold Resources Ltd.(2)	214,951	137,371
Westpac Banking Corp.	379,580	5,739,792
Whitehaven Coal Ltd.	505,437	2,448,389
WiseTech Global Ltd.	8,625	364,482
Woodside Energy Group Ltd.	134,924	3,269,205
Woodside Energy Group Ltd., ADR(1)	59,682	1,452,063
Woolworths Group Ltd.	29,975	743,419
Worley Ltd.	7,793	79,226
Xero Ltd.(2)	2,298	119,689
		177,257,909
Austria — 0.3%
ANDRITZ AG	6,002	370,373
AT&S Austria Technologie & Systemtechnik AG	5,163	170,343
BAWAG Group AG(2)	5,496	342,105
CA Immobilien Anlagen AG	677	19,306
DO & CO. AG(2)	1,008	114,347
Erste Group Bank AG	32,100	1,260,021
EVN AG	11,701	256,515
FACC AG(2)	162	1,267
IMMOFINANZ AG(2)	10,076	131,168
IMMOFINANZ AG (Rights)(2)	5,298	56
Lenzing AG	1,205	91,414
Oesterreichische Post AG	4,175	147,229
OMV AG	16,509	804,112
POLYTEC Holding AG	3,258	17,166
Porr AG	2,511	37,167
Raiffeisen Bank International AG(2)	24,774	413,613
Schoeller-Bleckmann Oilfield Equipment AG	233	16,831
Semperit AG Holding	3,502	83,877
Telekom Austria AG(2)	23,245	173,625
UNIQA Insurance Group AG	22,170	188,721
Verbund AG	15,964	1,380,605
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,986	195,305
voestalpine AG	22,788	841,676
Wienerberger AG	9,946	309,184
		7,366,026
Belgium — 1.0%
Ackermans & van Haaren NV	6,168	1,043,775
Ageas SA	47,851	2,159,471
AGFA-Gevaert NV(2)	25,959	76,723
Anheuser-Busch InBev SA, ADR(1)	47,967	2,911,597
Argenx SE, ADR(2)	1,407	514,990
Atenor	123	6,527

Avantis International Equity ETF
	Shares	Value
Barco NV	15,794	$449,518
Bekaert SA	12,909	569,585
bpost SA	40,907	218,324
Cie d'Entreprises CFE(1)(2)	1,744	17,562
Deceuninck NV(1)	12,057	32,583
Deme Group NV(2)	1,744	219,451
D'ieteren Group	3,617	701,020
Econocom Group SA	1,152	3,730
Elia Group SA	3,183	419,291
Etablissements Franz Colruyt NV(1)	10,222	276,630
Euronav NV	115,162	2,108,887
Exmar NV	7,468	65,614
Fagron	14,061	227,344
Galapagos NV, ADR(1)(2)	8,129	304,716
Gimv NV	6,351	289,858
Greenyard NV(2)	2,093	14,215
Immobel SA(1)	61	3,430
Ion Beam Applications	4,505	87,966
KBC Ancora	17,383	899,384
KBC Group NV	43,131	3,220,832
Kinepolis Group NV(2)	3,103	136,069
Melexis NV	4,955	535,960
Ontex Group NV(1)(2)	8,093	64,079
Proximus SADP	29,080	267,793
Recticel SA	2,881	52,170
Shurgard Self Storage Ltd.	2,002	97,954
Solvay SA	18,828	2,150,682
Telenet Group Holding NV	1,521	23,510
Tessenderlo Group SA(2)	5,098	171,180
UCB SA	28,413	2,442,616
Umicore SA	44,993	1,499,554
VGP NV	596	53,458
		24,338,048
Canada — 10.5%
5N Plus, Inc.(2)	16,500	31,924
Absolute Software Corp.	11,661	100,586
ADENTRA, Inc.	1,900	45,255
Advantage Energy Ltd.(1)(2)	136,574	798,725
Aecon Group, Inc.(1)	10,217	75,926
AG Growth International, Inc.	4	161
AGF Management Ltd., Class B	16,000	110,224
Agnico Eagle Mines Ltd.	89,390	4,115,412
Aimia, Inc.(1)(2)	8,705	26,093
Air Canada(2)	11,198	165,118
Alamos Gold, Inc., Class A	83,658	852,827
Alaris Equity Partners Income	2,635	34,354
Algonquin Power & Utilities Corp.(1)	46,547	355,456
Alimentation Couche-Tard, Inc.	86,843	4,073,888
AltaGas Ltd.	36,191	621,175
Altius Minerals Corp.	3,861	61,261
Altus Group Ltd.	3,200	143,056

Avantis International Equity ETF
	Shares	Value
Amerigo Resources Ltd.	28,700	$33,653
ARC Resources Ltd.	204,303	2,224,949
Argonaut Gold, Inc.(2)	54,995	18,741
Aris Mining Corp.	27,668	81,716
Aritzia, Inc.(2)	21,454	653,132
Atco Ltd., Class I(1)	23,306	722,665
Athabasca Oil Corp.(1)(2)	258,593	564,754
Atrium Mortgage Investment Corp.(1)	5,535	49,570
ATS Corp.(2)	8,334	336,231
B2Gold Corp.	644,890	2,202,409
Badger Infrastructure Solution Ltd.(1)	4,420	98,668
Ballard Power Systems, Inc.(1)(2)	24,100	137,765
Bank of Montreal	72,973	6,915,990
Bank of Nova Scotia	110,725	5,472,550
Barrick Gold Corp., (Toronto)	239,494	3,870,167
Bausch Health Cos., Inc.(2)	16,016	149,185
Baytex Energy Corp.(1)(2)	291,907	1,125,270
BCE, Inc.	3,817	168,877
BELLUS Health, Inc.(2)	3,600	27,544
Birchcliff Energy Ltd.(1)	322,465	1,982,764
Bird Construction, Inc.	10,205	67,759
Bombardier, Inc., Class B(2)	3,963	197,758
Bonterra Energy Corp.(2)	6,800	32,991
Boralex, Inc., A Shares	21,072	561,354
Boyd Group Services, Inc.	2,800	442,993
Brookfield Asset Management Ltd., Class A(1)	42,524	1,430,764
Brookfield Corp.	44,293	1,473,728
Brookfield Infrastructure Corp., A Shares	19,396	837,532
Brookfield Infrastructure Corp., Class A	1,005	43,426
Brookfield Reinsurance Ltd.(1)(2)	2,100	70,303
Brookfield Renewable Corp., Class A	2,200	61,268
BRP, Inc.(1)	861	74,603
CAE, Inc.(2)	21,268	479,602
Calian Group Ltd.	2,200	97,384
Calibre Mining Corp.(2)	20,300	16,960
Cameco Corp.	35,797	978,548
Canaccord Genuity Group, Inc.	5,233	44,219
Canacol Energy Ltd.(1)	5,400	40,683
Canada Goose Holdings, Inc.(2)	12,400	233,096
Canadian Imperial Bank of Commerce	97,599	4,463,303
Canadian National Railway Co.	56,738	6,462,186
Canadian Natural Resources Ltd.(1)	175,738	9,931,225
Canadian Pacific Railway Ltd.	23,658	1,796,760
Canadian Tire Corp. Ltd., Class A	6,076	757,396
Canadian Utilities Ltd., A Shares	20,250	531,145
Canadian Western Bank(1)	39,074	795,512
Canfor Corp.(2)	18,575	316,912
Canfor Pulp Products, Inc.(2)	1,114	3,070
Capital Power Corp.	43,255	1,346,310
Capstone Copper Corp.(2)	72,738	323,576
Cardinal Energy Ltd.(1)	52,098	271,849

Avantis International Equity ETF
	Shares	Value
Cargojet, Inc.	1,924	$170,728
Cascades, Inc.(1)	13,743	108,071
CCL Industries, Inc., Class B	8,412	404,602
Celestica, Inc.(2)	46,053	595,027
Cenovus Energy, Inc.	267,735	4,936,763
Centerra Gold, Inc.	273,241	1,726,154
CES Energy Solutions Corp.	52,900	114,368
CGI, Inc.(2)	21,239	1,904,272
China Gold International Resources Corp. Ltd.(1)	43,700	143,158
Chorus Aviation, Inc.(1)(2)	12,046	27,720
CI Financial Corp.	17,110	187,715
Cineplex, Inc.(1)(2)	2,300	13,856
Cogeco Communications, Inc.(1)	2,300	118,076
Cogeco, Inc.(1)	400	17,735
Colliers International Group, Inc.(1)	2,900	336,374
Computer Modelling Group Ltd.	6,000	30,561
Constellation Software, Inc.	1,886	3,242,842
Copper Mountain Mining Corp.(1)(2)	35,300	60,536
Corus Entertainment, Inc., B Shares	37,973	53,154
Crescent Point Energy Corp.(1)	272,051	1,860,195
Crew Energy, Inc.(2)	55,320	189,333
Definity Financial Corp.	6,600	173,743
Descartes Systems Group, Inc.(2)	3,100	228,643
Dollarama, Inc.	34,155	1,972,955
Doman Building Materials Group Ltd.	18,100	98,028
Dorel Industries, Inc., Class B(1)(2)	8,200	27,403
DREAM Unlimited Corp., Class A(1)	3,222	62,976
Dundee Precious Metals, Inc.	41,236	264,732
Dye & Durham Ltd.	9,500	132,840
Eldorado Gold Corp.(2)	92,715	866,337
Element Fleet Management Corp.	120,913	1,727,075
Emera, Inc.(1)	38,148	1,511,103
Empire Co. Ltd., Class A	32,988	874,925
Enbridge, Inc.(1)	102,228	3,835,142
Endeavour Mining PLC	28,897	601,447
Enerflex Ltd.	21,246	140,913
Enerplus Corp.	81,060	1,286,148
Enghouse Systems Ltd.(1)	9,035	284,723
Ensign Energy Services, Inc.(2)	42,500	103,096
EQB, Inc.(1)	7,700	366,688
Equinox Gold Corp.(2)	32,087	116,402
ERO Copper Corp.(2)	33,428	524,265
Evertz Technologies Ltd.(1)	2,936	26,380
Exchange Income Corp.	4,009	149,107
Extendicare, Inc.(1)	22,546	107,897
Fairfax Financial Holdings Ltd.	3,712	2,595,190
Fiera Capital Corp.(1)	10,053	63,877
Finning International, Inc.	31,710	804,312
Firm Capital Mortgage Investment Corp.(1)	4,935	41,701
First Majestic Silver Corp.(1)	60,500	369,340
First National Financial Corp.(1)	2,786	80,221

Avantis International Equity ETF
	Shares	Value
First Quantum Minerals Ltd.	203,698	$4,450,156
FirstService Corp.	1,000	137,090
Fortis, Inc.	80,304	3,178,026
Fortuna Silver Mines, Inc.(2)	159,779	518,740
Franco-Nevada Corp.	6,292	803,135
Freehold Royalties Ltd.(1)	36,190	410,569
Frontera Energy Corp.(2)	24,368	219,660
Galiano Gold, Inc.(1)(2)	36,800	19,148
Gear Energy Ltd.(1)	54,000	42,345
George Weston Ltd.	7,512	941,133
GFL Environmental, Inc.	8,668	263,502
Gibson Energy, Inc.	18,289	307,341
Gildan Activewear, Inc.	42,903	1,363,338
goeasy Ltd.	4,935	454,765
GoGold Resources, Inc.(2)	64,100	98,652
Great-West Lifeco, Inc.(1)	54,964	1,499,677
Headwater Exploration, Inc.(1)	60,200	264,271
Heroux-Devtek, Inc.(2)	4,400	43,726
High Liner Foods, Inc.(1)	5,446	59,469
HLS Therapeutics, Inc.	88	542
Home Capital Group, Inc.(1)	16,122	495,416
Hudbay Minerals, Inc.	101,601	504,096
Hut 8 Mining Corp.(1)(2)	44,900	73,380
Hydro One Ltd.	57,790	1,499,702
i-80 Gold Corp.(2)	11,800	26,895
iA Financial Corp., Inc.	22,162	1,487,753
IAMGOLD Corp.(2)	247,778	561,110
IGM Financial, Inc.	4,421	134,525
Imperial Oil Ltd.(1)	33,308	1,647,458
InPlay Oil Corp.(1)	14,500	29,967
Intact Financial Corp.	12,242	1,758,559
Interfor Corp.(2)	99,662	1,677,711
International Petroleum Corp.(1)(2)	1,380	13,926
Ivanhoe Mines Ltd., Class A(1)(2)	17,544	146,575
Jamieson Wellness, Inc.	3,000	73,565
K92 Mining, Inc.(2)	7,700	41,985
Karora Resources, Inc.(2)	36,500	120,106
K-Bro Linen, Inc.(1)	1,200	25,680
Kelt Exploration Ltd.(1)(2)	49,360	170,020
Keyera Corp.(1)	57,257	1,263,473
Kinross Gold Corp.	464,088	1,714,184
Kiwetinohk Energy Corp.(1)(2)	2,000	18,644
Knight Therapeutics, Inc.(1)(2)	20,346	76,046
Labrador Iron Ore Royalty Corp.(1)	12,624	336,116
Lassonde Industries, Inc., Class A	400	31,367
Laurentian Bank of Canada	12,317	311,333
Linamar Corp.	18,340	997,981
Loblaw Cos. Ltd.	20,494	1,751,415
Lumine Group, Inc.(2)	5,658	67,640
Lundin Gold, Inc.	20,579	212,652
Lundin Mining Corp.	172,980	1,076,292

Avantis International Equity ETF
	Shares	Value
Magna International, Inc.(1)	98,421	$5,485,465
Major Drilling Group International, Inc.(2)	6,258	48,982
Manulife Financial Corp.(1)	305,735	6,045,240
Maple Leaf Foods, Inc.(1)	7,500	152,144
Martinrea International, Inc.	29,040	297,530
MCAN Mortgage Corp.	4,620	55,325
MDA Ltd.(2)	2,800	16,662
Medical Facilities Corp.	2,500	15,299
MEG Energy Corp.(2)	120,711	1,907,313
Methanex Corp.	18,580	937,238
Metro, Inc.	48,295	2,508,367
Morguard Corp.	200	16,123
MTY Food Group, Inc.	2,661	125,591
Mullen Group Ltd.	38,614	402,978
National Bank of Canada	70,210	5,156,795
Neo Performance Materials, Inc.	1,800	13,627
New Gold, Inc.(2)	203,910	186,799
North American Construction Group Ltd.	7,735	130,154
North West Co., Inc.	10,640	275,884
Northland Power, Inc.	109,471	2,659,556
Novagold Resources, Inc.(2)	28	157
Nutrien Ltd.	65,768	5,124,554
NuVista Energy Ltd.(2)	98,265	864,185
Obsidian Energy Ltd.(2)	20,900	147,656
OceanaGold Corp.(2)	291,975	594,863
Onex Corp.	13,269	709,495
Open Text Corp.	46,093	1,586,653
Osisko Gold Royalties Ltd. (Toronto)	14,023	183,753
Osisko Mining, Inc.(2)	64,000	144,932
Pan American Silver Corp.(1)	96,783	1,442,701
Paramount Resources Ltd., A Shares(1)	11,250	245,694
Parex Resources, Inc.	61,647	1,004,785
Parkland Corp.(1)	26,378	576,856
Pason Systems, Inc.	12,235	130,465
Pembina Pipeline Corp.(1)	77,426	2,542,092
Pet Valu Holdings Ltd.	1,700	53,286
Peyto Exploration & Development Corp.(1)	74,279	645,620
Pine Cliff Energy Ltd.(1)	77,100	68,370
Pipestone Energy Corp.(1)(2)	23,900	49,919
Pizza Pizza Royalty Corp.(1)	6,700	68,056
Polaris Renewable Energy, Inc.(1)	5,700	57,898
Power Corp. of Canada	42,726	1,140,404
PrairieSky Royalty Ltd.(1)	12,237	192,187
Precision Drilling Corp.(1)(2)	3,189	181,828
Primo Water Corp.	2,635	40,862
Profound Medical Corp.(1)(2)	2,000	26,383
Quebecor, Inc., Class B	22,474	531,668
Real Matters, Inc.(2)	13,088	55,728
Resolute Forest Products, Inc.(2)	20,752	455,190
Restaurant Brands International, Inc.	24,828	1,602,129
Richelieu Hardware Ltd.	12	362

Avantis International Equity ETF
	Shares	Value
Ritchie Bros Auctioneers, Inc.(1)	35,797	$2,190,058
Rogers Communications, Inc., Class B	15,068	719,774
Royal Bank of Canada	95,441	9,690,287
Russel Metals, Inc.(1)	25,265	658,612
Sabina Gold & Silver Corp.(2)	28,165	36,535
Sandstorm Gold Ltd.(1)	50,671	249,177
Saputo, Inc.(1)	35,532	951,513
Shaw Communications, Inc., B Shares	36,681	1,062,660
ShawCor Ltd.(2)	26,800	274,972
Shopify, Inc., Class A(2)	38,751	1,595,479
Sierra Metals, Inc.(1)(2)	5,095	1,699
Silvercorp Metals, Inc.	85,055	261,804
Sleep Country Canada Holdings, Inc.	7,786	148,359
Softchoice Corp.	5,200	63,490
Spartan Delta Corp.	53,028	481,507
Spin Master Corp., VTG Shares	8,700	235,783
SSR Mining, Inc.	52,785	722,240
SSR Mining, Inc. (NASDAQ)	34,666	473,191
Stantec, Inc.	10,079	585,461
Stelco Holdings, Inc.(1)	10,106	413,276
Stella-Jones, Inc.(1)	12,423	449,577
STEP Energy Services Ltd.(1)(2)	7,400	25,598
StorageVault Canada, Inc.(1)	31,400	141,985
Sun Life Financial, Inc.(1)	65,688	3,174,398
Suncor Energy, Inc.(1)	266,799	8,966,949
SunOpta, Inc.(2)	12,400	95,238
Surge Energy, Inc.(1)	22,000	142,045
Tamarack Valley Energy Ltd.(1)	222,306	707,078
Taseko Mines Ltd.(1)(2)	73,100	124,824
TC Energy Corp.(1)	60,863	2,422,477
Teck Resources Ltd., Class B	126,483	5,049,123
TELUS Corp. (Toronto)	67,679	1,345,644
TELUS Corp.(2)	2,770	55,075
TFI International, Inc.	6,635	809,669
Thomson Reuters Corp.	5,754	696,890
Tidewater Midstream & Infrastructure Ltd.(1)	58,530	46,326
Timbercreek Financial Corp.(1)	22,546	136,152
TMX Group Ltd.	2,178	217,193
Topaz Energy Corp.	1,600	22,678
Torex Gold Resources, Inc.(2)	19,816	243,979
Toromont Industries Ltd.	10,088	832,029
Toronto-Dominion Bank(1)	125,855	8,379,573
Total Energy Services, Inc.	4,100	26,382
Tourmaline Oil Corp.	82,192	3,602,112
TransAlta Corp.(1)	51,202	415,019
TransAlta Renewables, Inc.	11,135	93,438
Transcontinental, Inc., Class A	13,335	152,456
Trican Well Service Ltd.(2)	63,519	159,670
Tricon Residential, Inc.	36,012	291,369
Trisura Group Ltd.(2)	9,100	231,218
Uni-Select, Inc.(2)	7,700	267,370

Avantis International Equity ETF
	Shares	Value
Vermilion Energy, Inc.	98,847	$1,324,238
VersaBank	1,000	7,483
Victoria Gold Corp.(2)	4,900	30,416
Viemed Healthcare, Inc.(2)	5,446	50,489
Wajax Corp.	5,600	99,729
Wesdome Gold Mines Ltd.(2)	30,225	144,203
West Fraser Timber Co. Ltd.	46,984	3,529,395
Western Forest Products, Inc.(1)	81,042	74,241
Westshore Terminals Investment Corp.(1)	6,610	121,397
Wheaton Precious Metals Corp.	26,837	1,118,126
Whitecap Resources, Inc.	349,055	2,675,790
WildBrain Ltd.(1)(2)	9,000	16,160
Winpak Ltd.	5,100	151,636
WSP Global, Inc.	8,560	1,075,317
Yamana Gold, Inc.	425,396	2,176,082
		261,371,878
China†
Chow Tai Fook Jewellery Group Ltd.	53,800	104,272
Fullshare Holdings Ltd.(1)(2)	100,000	1,556
LK Technology Holdings Ltd.(1)	82,250	110,872
Solargiga Energy Holdings Ltd.	303,000	9,688
Truly International Holdings Ltd.	374,000	52,466
		278,854
Denmark — 2.6%
ALK-Abello A/S(2)	1,060	15,794
Alm Brand A/S	840,033	1,562,410
AP Moller - Maersk A/S, A Shares	493	1,126,845
AP Moller - Maersk A/S, B Shares	946	2,203,563
Bang & Olufsen A/S(2)	24,799	44,971
Bavarian Nordic A/S(2)	9,887	304,480
Carlsberg AS, B Shares	5,634	796,146
cBrain A/S	1,716	33,971
Chemometec A/S(2)	1,745	113,315
Chr Hansen Holding A/S	1,962	136,018
Coloplast A/S, B Shares	7,561	873,644
D/S Norden A/S	37,542	2,643,088
Danske Andelskassers Bank A/S(2)	9,479	13,335
Danske Bank A/S	138,972	3,227,382
Demant A/S(2)	4,308	128,831
Dfds A/S	13,481	549,248
DSV A/S	11,110	2,018,755
FLSmidth & Co. A/S	12,275	482,655
Genmab A/S, ADR(2)	74,112	2,783,647
GN Store Nord AS	4,760	102,767
H Lundbeck A/S	47,040	198,755
H Lundbeck A/S, A Shares(2)	11,760	44,989
H+H International A/S, B Shares(2)	4,897	72,144
ISS A/S(2)	6,692	145,857
Jyske Bank A/S(2)	28,352	2,374,781
Nilfisk Holding A/S(2)	2,826	52,318
NKT A/S(2)	19,473	903,151

Avantis International Equity ETF
	Shares	Value
NNIT A/S(2)	133	$1,356
Novo Nordisk A/S, ADR	171,884	24,233,925
Novozymes A/S, B Shares	42,759	2,059,440
Orsted A/S	28,114	2,447,128
Pandora A/S	22,820	2,161,594
Per Aarsleff Holding A/S	4,992	216,431
Ringkjoebing Landbobank A/S	6,588	1,040,499
ROCKWOOL A/S, B Shares	868	197,069
Royal Unibrew A/S	8,993	625,412
Schouw & Co. A/S	1,181	93,900
SimCorp A/S	6,205	444,730
Solar A/S, B Shares	1,529	132,917
Spar Nord Bank A/S	13,853	255,641
Sparekassen Sjaelland-Fyn A/S	2,040	61,719
Sydbank A/S	13,721	698,284
Topdanmark A/S	6,575	351,698
TORM PLC, Class A	6,929	246,021
Trifork Holding AG(1)	1,154	27,876
Tryg A/S	40,661	900,781
Vestas Wind Systems A/S	183,664	5,240,841
		64,390,122
Finland — 0.9%
Aktia Bank Oyj	8,317	91,641
Alandsbanken Abp, B Shares	230	9,687
Anora Group Oyj(1)	660	4,499
Atria Oyj	267	3,262
CapMan Oyj, B Shares	6,695	21,358
Cargotec Oyj, B Shares	2,328	118,342
Caverion OYJ	8,415	80,429
Citycon Oyj(1)(2)	15,919	117,129
Elisa Oyj	17,258	980,050
Finnair Oyj(2)	78,370	46,870
Fortum Oyj	28,511	435,746
Harvia OYJ	2,006	45,587
Huhtamaki Oyj	6,102	215,419
Kemira Oyj	19,081	365,468
Kesko Oyj, B Shares	111,362	2,418,320
Kojamo Oyj	17,923	236,895
Kone Oyj, B Shares	38,521	2,000,458
Konecranes Oyj	2,058	70,020
Marimekko Oyj	10,431	101,604
Metsa Board Oyj, Class B	68,781	601,742
Metso Outotec Oyj	65,091	692,489
Musti Group Oyj(2)	2,461	46,064
Neste Oyj	20,477	987,631
Nokia Oyj, ADR	497,829	2,290,013
Nokian Renkaat Oyj	20,478	185,718
Oma Saastopankki Oyj	1,110	24,387
Orion Oyj, Class B	25,529	1,202,956
Outokumpu Oyj	91,599	548,403
Puuilo Oyj	10,225	69,843

Avantis International Equity ETF
	Shares	Value
QT Group Oyj(2)	326	$24,141
Revenio Group Oyj	2,340	86,226
Rovio Entertainment Oyj	9,523	82,175
Sampo Oyj, A Shares	53,861	2,621,963
Sanoma Oyj	5,288	49,180
Scanfil Oyj	1,113	9,131
Stora Enso Oyj, R Shares	146,822	2,075,741
Suominen Oyj(1)	1,851	5,977
Taaleri Oyj	3,323	38,750
Talenom Oyj	3,448	29,992
TietoEVRY Oyj	759	24,099
Tokmanni Group Corp.	9,938	141,227
UPM-Kymmene Oyj	68,563	2,484,479
Uponor Oyj	14,418	268,325
Valmet Oyj(1)	29,073	959,386
Wartsila Oyj Abp	53,628	517,973
YIT Oyj(1)	63,740	181,200
		23,611,995
France — 9.8%
ABC arbitrage	5,497	37,196
Accor SA(2)	13,536	449,250
Aeroports de Paris(2)	7,337	1,063,069
Air France-KLM(2)	101,348	188,970
Air Liquide SA	42,731	6,788,946
Airbus SE	48,887	6,402,754
AKWEL	1,895	31,922
ALD SA	43,778	579,910
Alstom SA	27,502	807,134
Alten SA	13,056	2,037,604
Amundi SA	7,534	495,535
APERAM SA	12,498	486,024
ArcelorMittal SA, NY Shares	144,622	4,374,815
Arkema SA	14,989	1,519,571
Atos SE(1)(2)	28,357	401,015
AXA SA	285,086	8,983,477
Believe SA(2)	389	4,776
Beneteau SA	16,130	287,570
Bigben Interactive	1,821	11,622
BioMerieux	27,947	2,736,584
Biosynex	683	8,754
BNP Paribas SA	147,469	10,309,725
Bollore SE	101,866	569,018
Bonduelle SCA	2,923	40,455
Bouygues SA	76,637	2,593,144
Bureau Veritas SA	62,224	1,777,524
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	269	5,292
Caisse Regionale de Credit Agricole Mutuel Nord de France	123	2,088
Capgemini SE	10,833	2,031,578
Carrefour SA	176,282	3,484,999
Casino Guichard Perrachon SA(2)	817	8,284
Catana Group(1)	7,681	61,521

Avantis International Equity ETF
	Shares	Value
Cellectis SA, ADR(2)	48	$106
CGG SA(2)	47,961	41,443
Chargeurs SA	725	10,898
Cie de Saint-Gobain	116,673	6,933,017
Cie des Alpes(2)	6,945	103,678
Cie Generale des Etablissements Michelin SCA	183,499	5,764,812
Cie Plastic Omnium SA	17,000	306,216
Claranova SE(2)	434	955
Coface SA	23,635	348,340
Credit Agricole SA	212,199	2,586,179
Danone SA	37,326	2,098,181
Dassault Aviation SA	11,924	2,049,863
Dassault Systemes SE	26,833	1,035,490
Derichebourg SA	33,022	212,351
Edenred	12,133	682,921
Eiffage SA	35,723	3,920,566
Elis SA	4,189	75,129
Engie SA	331,400	4,836,243
Eramet SA	3,158	338,888
Esker SA	659	105,557
EssilorLuxottica SA	15,736	2,727,889
Esso SA Francaise(1)(2)	1,073	64,535
Etablissements Maurel et Prom SA	28,617	106,542
Eurazeo SE	10,042	675,728
Euroapi SA(2)	2,655	43,490
Eurobio Scientific SA(1)(2)	3,806	72,534
Eurofins Scientific SE	19,935	1,389,362
Euronext NV	7,555	551,061
Eutelsat Communications SA	68,951	481,855
FIGEAC-AERO(2)	98	570
Fnac Darty SA	1,627	61,965
Focus Entertainment(2)	642	33,522
Fountaine Pajot SA	5	663
Gaztransport Et Technigaz SA	20,130	2,102,268
Genfit SA(2)	17,069	73,856
Getlink SE	57,409	964,175
Groupe LDLC	10	223
Groupe SFPI	119	334
Hermes International	3,354	6,071,185
ID Logistics Group(2)	699	224,514
Imerys SA	10,126	449,335
Innate Pharma SA(1)(2)	12,029	35,547
Ipsen SA	23,262	2,657,882
IPSOS	1,571	96,373
Jacquet Metals SACA	2,585	52,884
JCDecaux SE(2)	13,512	308,592
Kaufman & Broad SA	950	29,115
Kering SA	12,280	7,200,017
Korian SA	8,740	71,342
La Francaise des Jeux SAEM	54,920	2,167,829
Legrand SA	11,284	1,042,271

Avantis International Equity ETF
	Shares	Value
LISI	2,849	$75,617
L'Oreal SA	10,250	4,051,546
Lumibird(2)	68	1,206
LVMH Moet Hennessy Louis Vuitton SE	23,330	19,394,842
Maisons du Monde SA	9,602	114,608
Manitou BF SA(1)	1,848	52,258
McPhy Energy SA(1)(2)	2,028	29,091
Mersen SA	3,800	179,276
Metropole Television SA	7,347	109,659
MGI Digital Graphic Technology(2)	297	9,423
Nacon SA(1)(2)	265	651
Neoen SA	5,514	198,346
Nexans SA	8,619	830,980
Nexity SA	8,366	221,986
Novacyt SA(2)	33,332	24,970
Orange SA, ADR(1)	507,038	5,820,796
Orpea SA(1)(2)	10,458	28,292
Pernod Ricard SA	15,658	3,266,434
Publicis Groupe SA	13,808	1,096,178
Quadient SA	7,137	123,872
Remy Cointreau SA	1,950	342,315
Renault SA(2)	79,871	3,574,775
ReWorld Media SA(2)	8,722	50,769
Rexel SA(2)	45,199	1,123,536
Rubis SCA	8,436	232,758
Safran SA	53,259	7,520,241
Sanofi, ADR	140,732	6,593,294
Sartorius Stedim Biotech	1,461	475,843
Schneider Electric SE	18,304	2,937,006
SCOR SE	32,969	809,275
SEB SA	4,193	483,692
SES SA	231,163	1,558,213
SES-imagotag SA(2)	1,114	140,872
SMCP SA(2)	8,367	65,311
Societe BIC SA	4,971	321,557
Societe Generale SA	216,323	6,234,331
Sodexo SA	5,037	466,515
SOITEC(2)	2,190	325,882
Solutions 30 SE(1)(2)	20,776	50,124
Sopra Steria Group SACA	1,362	268,976
SPIE SA	6,057	166,065
STMicroelectronics NV, NY Shares	218,654	10,530,377
Sword Group(1)	173	8,597
Technicolor Creative Studios SA(1)(2)	12,860	2,602
Technip Energies NV	18,807	364,110
Teleperformance	8,150	2,115,639
Television Francaise 1	13,708	109,238
Thales SA	14,799	2,068,957
TotalEnergies SE, ADR	311,682	19,296,233
Trigano SA	1,006	134,789
Ubisoft Entertainment SA(2)	57,995	1,271,542

Avantis International Equity ETF
	Shares	Value
Valeo	119,256	$2,477,512
Vallourec SA(2)	45,182	644,699
Vantiva SA(2)	12,860	3,102
Veolia Environnement SA	97,727	2,916,594
Verallia SA	33,228	1,339,344
Vicat SA	3,183	99,871
Vilmorin & Cie SA	1,210	61,701
Vinci SA	89,320	10,156,383
Virbac SA	696	207,902
Vivendi SE	247,415	2,546,069
Wavestone	362	18,792
Worldline SA(2)	5,647	235,211
X-Fab Silicon Foundries SE(2)	22,880	215,285
Xilam Animation SA(2)	155	4,840
		245,989,187
Germany — 7.1%
1&1 AG	6,370	76,325
7C Solarparken AG	20,776	86,689
Aareal Bank AG(2)	8,072	276,558
Adesso SE	1,123	179,820
adidas AG	14,353	2,143,574
Allianz SE	39,495	9,273,954
Amadeus Fire AG	678	88,080
Aroundtown SA	167,530	434,020
Atoss Software AG	1,109	190,244
Aumann AG	862	12,219
AURELIUS Equity Opportunities SE & Co. KGaA	7,906	131,521
Aurubis AG	13,615	1,331,665
Auto1 Group SE(2)	8,625	65,531
Baader Bank AG	2,263	9,916
BASF SE	114,524	5,863,888
Basler AG	9	272
Bauer AG(2)	2,186	13,974
Bayer AG	62,571	3,715,542
Bayerische Motoren Werke AG	54,589	5,631,694
Bayerische Motoren Werke AG, Preference Shares	7,895	747,782
BayWa AG	586	26,400
Bechtle AG	4,935	207,827
Befesa SA	3,844	200,728
Beiersdorf AG	17,880	2,133,899
Bertrandt AG	464	23,706
Bilfinger SE	3,404	135,130
Borussia Dortmund GmbH & Co. KGaA(2)	5,456	24,623
Brenntag SE	20,591	1,550,980
CANCOM SE	3,189	111,633
Carl Zeiss Meditec AG, Bearer Shares	3,113	414,947
CECONOMY AG(2)	88,692	232,589
Cewe Stiftung & Co. KGAA	1,436	143,550
Cliq Digital AG	2,209	66,119
Commerzbank AG(2)	301,339	3,671,963
CompuGroup Medical SE & Co. KgaA	6,252	297,008

Avantis International Equity ETF
	Shares	Value
Continental AG	12,168	$873,565
Covestro AG	74,469	3,273,688
CropEnergies AG	9,146	112,549
CTS Eventim AG & Co. KGaA(2)	14,245	934,851
Daimler Truck Holding AG(2)	106,053	3,359,132
Datagroup SE	578	40,538
Delivery Hero SE(2)	2,650	106,492
Dermapharm Holding SE	4,566	185,676
Deutsche Bank AG	318,153	3,964,186
Deutsche Beteiligungs AG	3,029	99,568
Deutsche Boerse AG	14,144	2,466,344
Deutsche Lufthansa AG(2)	248,545	2,575,115
Deutsche Pfandbriefbank AG	28,558	282,561
Deutsche Post AG	129,201	5,464,030
Deutsche Rohstoff AG	1,280	37,143
Deutsche Telekom AG	343,869	7,717,468
Deutz AG	38,598	237,096
DIC Asset AG	7,597	69,255
Dr. Ing. h.c. F. Porsche AG, Preference Shares(2)	4,612	555,812
Draegerwerk AG & Co. KGaA	567	22,047
Draegerwerk AG & Co. KGaA, Preference Shares	3,168	138,154
Duerr AG	31,529	1,186,866
E.ON SE	257,460	2,809,110
Eckert & Ziegler Strahlen- und Medizintechnik AG	6,773	384,896
Einhell Germany AG, Preference Shares, Preference Shares	58	9,996
Elmos Semiconductor SE	2,614	212,117
ElringKlinger AG	10,673	98,925
Encavis AG	62,814	1,226,000
Energiekontor AG	2,552	183,097
Envitec Biogas AG	183	9,788
Evonik Industries AG	34,799	743,018
Evotec SE(2)	14,283	256,108
Fielmann AG	5,677	201,511
flatexDEGIRO AG(2)	16,472	140,300
Fraport AG Frankfurt Airport Services Worldwide(2)	1,701	92,075
Freenet AG	24,611	613,462
Fresenius Medical Care AG & Co. KGaA, ADR	13,713	269,598
Fresenius SE & Co. KGaA	11,089	305,138
FUCHS PETROLUB SE, Preference Shares	6,898	276,338
GEA Group AG	47,923	2,106,689
Gerresheimer AG	6,885	604,557
GFT Technologies SE	4,571	193,516
Grand City Properties SA	18,749	191,370
GRENKE AG	5,644	175,946
Hamburger Hafen und Logistik AG	7,308	96,676
Hannover Rueck SE	8,257	1,603,498
HeidelbergCement AG	46,670	3,204,010
Heidelberger Druckmaschinen AG(2)	55,945	100,654
HelloFresh SE(2)	105,076	2,353,966
Henkel AG & Co. KGaA	2,144	148,247
Henkel AG & Co. KGaA, Preference Shares	6,867	499,563

Avantis International Equity ETF
	Shares	Value
Hensoldt AG	7,964	$259,178
HOCHTIEF AG	2,939	200,177
Hornbach Holding AG & Co. KGaA	3,243	269,334
HUGO BOSS AG	43,195	2,954,290
Hypoport SE(2)	257	38,780
Indus Holding AG	3,842	93,100
Infineon Technologies AG	204,685	7,241,014
Instone Real Estate Group SE	11,568	108,579
JOST Werke AG	4,429	252,199
Jungheinrich AG, Preference Shares	24,464	902,482
K+S AG	104,308	2,475,946
KION Group AG	9,548	373,957
Kloeckner & Co. SE	16,800	181,839
Knorr-Bremse AG	19,116	1,299,217
Koenig & Bauer AG(2)	2,590	52,322
Kontron AG	20,773	415,658
Krones AG	6,861	835,550
KSB SE & Co. KGaA	17	8,887
KSB SE & Co. KGaA, Preference Shares	67	31,426
KWS Saat SE & Co. KGaA	1,413	94,277
Lang & Schwarz AG	1,638	17,460
Lanxess AG	39,307	1,828,784
LEG Immobilien SE	14,214	1,029,342
Leoni AG(2)	7,189	22,666
LPKF Laser & Electronics SE(2)	3,324	40,552
MBB SE	30	2,507
Medios AG(2)	1,294	26,729
Mercedes-Benz Group AG	72,367	5,546,403
Merck KGaA	6,402	1,213,134
METRO AG(2)	9,856	88,870
MLP SE	5,074	26,444
MorphoSys AG(2)	3,135	56,878
MPH Health Care AG(2)	17	281
MTU Aero Engines AG	12,625	3,046,703
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16,337	5,627,723
Mutares SE & Co. KGaA	4,820	103,101
Nabaltec AG	291	8,155
Nagarro SE(2)	2,292	234,589
Nemetschek SE	6,129	347,084
New Work SE	663	113,050
Nordex SE(2)	1,338	20,128
Norma Group SE	7,045	189,728
PATRIZIA SE	4,727	54,933
Pfeiffer Vacuum Technology AG	154	25,403
Porsche Automobil Holding SE, Preference Shares	28,575	1,621,881
ProSiebenSat.1 Media SE	13,178	131,238
Puma SE	10,207	649,721
PVA TePla AG(2)	10,237	276,795
QIAGEN NV(2)	46,290	2,127,026
Rational AG	457	303,125
Rheinmetall AG	10,803	2,745,879

Avantis International Equity ETF
	Shares	Value
RTL Group SA	593	$28,586
RWE AG	131,135	5,566,315
SAF-Holland SE	17,348	216,558
Salzgitter AG	14,139	593,300
SAP SE, ADR	33,918	3,860,547
Sartorius AG, Preference Shares	3,886	1,650,648
Schaeffler AG, Preference Shares	28,279	206,096
Scout24 SE	4,541	248,875
Secunet Security Networks AG	343	83,423
SGL Carbon SE(1)(2)	20,941	196,043
Siemens AG	47,578	7,250,497
Siemens Energy AG(2)	56,759	1,137,357
Siemens Healthineers AG	18,515	966,300
Siltronic AG	6,076	442,446
Sixt SE	1,906	257,675
Sixt SE, Preference Shares	2,216	179,468
SMA Solar Technology AG(2)	1,112	86,690
Stabilus SE	8,019	542,080
Steico SE	1,791	104,137
STO SE & Co. KGaA, Preference Shares	497	78,728
STRATEC SE	1,779	144,683
Stroeer SE & Co. KGaA	3,977	222,836
Suedzucker AG	10,333	175,323
SUESS MicroTec SE	9,613	220,152
Symrise AG	19,514	1,993,732
Synlab AG	8,099	59,890
TAG Immobilien AG	30,520	242,707
TeamViewer AG(2)	47,534	766,275
Technotrans SE	378	11,191
Telefonica Deutschland Holding AG	1,018,846	3,090,604
thyssenkrupp AG	143,504	1,074,939
United Internet AG	11,304	247,026
VERBIO Vereinigte BioEnergie AG	3,962	198,759
Villeroy & Boch AG, Preference Shares	411	8,627
Vitesco Technologies Group AG, Class A(2)	6,560	455,408
Volkswagen AG	2,079	369,355
Volkswagen AG, Preference Shares	20,746	2,824,062
Vonovia SE	95,639	2,405,230
Vossloh AG	30	1,283
Wacker Chemie AG	2,956	463,166
Wacker Neuson SE	6,179	130,962
Washtec AG	1,313	54,658
Wuestenrot & Wuerttembergische AG	2,845	51,678
Zalando SE(2)	12,806	507,374
		177,356,888
Hong Kong — 2.4%
AIA Group Ltd.	1,087,264	11,555,451
ASMPT Ltd.	84,200	718,427
Atlas Corp.(1)	36,641	562,806
AustAsia Group Ltd.(2)	18,600	9,668
Bank of East Asia Ltd.(1)	504,905	713,211

Avantis International Equity ETF
	Shares	Value
BOC Hong Kong Holdings Ltd.	900,000	$3,045,911
Bossini International Holdings Ltd.(2)	40,000	2,041
Bright Smart Securities & Commodities Group Ltd.	368,000	68,991
Budweiser Brewing Co. APAC Ltd.	64,100	192,210
Cafe de Coral Holdings Ltd.	202,000	310,571
Central Wealth Group Holdings Ltd.(2)	8,442,000	93,595
China Tonghai International Financial Ltd.(2)	20,000	504
Chow Sang Sang Holdings International Ltd.	98,000	126,208
Chuang's Consortium International Ltd.	4,000	336
CITIC Telecom International Holdings Ltd.	115,000	41,904
CK Asset Holdings Ltd.	363,686	2,281,050
CK Hutchison Holdings Ltd.	267,500	1,597,309
CK Infrastructure Holdings Ltd.	69,000	363,967
CK Life Sciences International Holdings, Inc.(1)	166,000	16,926
CLP Holdings Ltd.	372,000	2,630,715
CMBC Capital Holdings Ltd.(1)	73,000	15,286
C-Mer Eye Care Holdings Ltd.(2)	114,000	67,061
Cowell e Holdings, Inc.(1)(2)	117,000	209,371
Dah Sing Banking Group Ltd.	49,200	39,934
Dah Sing Financial Holdings Ltd.	28,400	76,731
DFI Retail Group Holdings Ltd.(1)	18,700	60,266
Dickson Concepts International Ltd.	15,500	8,275
EC Healthcare	128,000	121,756
E-Commodities Holdings Ltd.	618,000	107,943
Esprit Holdings Ltd.(1)(2)	152,500	14,388
ESR Group Ltd.	69,459	118,152
Far East Consortium International Ltd.	18,700	4,361
First Pacific Co. Ltd.	254,000	85,170
Fosun Tourism Group(2)	58,400	76,228
FSE Lifestyle Services Ltd.	3,000	2,355
Futu Holdings Ltd., ADR(1)(2)	7,586	373,307
Galaxy Entertainment Group Ltd.	78,000	519,296
Giordano International Ltd.	250,000	60,887
Green Future Food Hydrocolloid Marine Science Co. Ltd.(1)(2)	96,000	18,346
Guotai Junan International Holdings Ltd.	520,000	45,749
Haitong International Securities Group Ltd.(1)(2)	470,800	47,414
Hang Lung Group Ltd.	185,000	336,140
Hang Lung Properties Ltd.	612,000	1,180,351
Hang Seng Bank Ltd.	63,700	1,036,177
Henderson Land Development Co. Ltd.	204,000	716,077
HK Electric Investments & HK Electric Investments Ltd.	250,000	159,860
HKBN Ltd.	85,500	54,571
HKT Trust & HKT Ltd.	272,000	353,627
Hong Kong & China Gas Co. Ltd.	1,110,990	1,044,334
Hong Kong Exchanges & Clearing Ltd.	52,088	2,086,262
Hong Kong Technology Venture Co. Ltd.(1)	187,000	138,306
Hongkong & Shanghai Hotels Ltd.(2)	20,000	20,878
Hongkong Land Holdings Ltd.	259,200	1,185,727
Hysan Development Co. Ltd.	356,000	1,127,577
IGG, Inc.(2)	137,000	50,203
International Housewares Retail Co. Ltd.	24,000	8,564

Avantis International Equity ETF
	Shares	Value
IRC Ltd.(1)(2)	910,000	$13,800
Jardine Matheson Holdings Ltd.	29,500	1,462,304
JBM Healthcare Ltd.	1,000	93
Johnson Electric Holdings Ltd.	104,389	119,746
K Wah International Holdings Ltd.	171,000	59,073
Karrie International Holdings Ltd.	96,000	16,766
Kerry Logistics Network Ltd.	9,566	15,810
Kerry Properties Ltd.	160,500	401,881
Kwoon Chung Bus Holdings Ltd.(2)	4,000	1,157
Luk Fook Holdings International Ltd.	98,000	312,859
Man Wah Holdings Ltd.	385,200	394,376
Melco Resorts & Entertainment Ltd., ADR(2)	12,986	165,961
MGM China Holdings Ltd.(1)(2)	74,800	91,225
Modern Dental Group Ltd.	67,000	25,207
MTR Corp. Ltd.	112,286	565,839
Multifield International Holdings Ltd.	6,400	816
New World Development Co. Ltd.	972,750	2,647,985
NWS Holdings Ltd.	432,000	380,383
Oriental Watch Holdings	150,000	80,305
Pacific Basin Shipping Ltd.	4,101,000	1,488,758
Pacific Textiles Holdings Ltd.	190,000	63,675
Paliburg Holdings Ltd.(2)	4,000	959
PAX Global Technology Ltd.	82,000	71,711
PC Partner Group Ltd.	54,000	39,603
PCCW Ltd.	387,357	192,556
Perfect Medical Health Management Ltd.(1)	90,000	46,600
Power Assets Holdings Ltd.	154,500	826,386
Realord Group Holdings Ltd.(1)(2)	24,000	19,264
Sa Sa International Holdings Ltd.(2)	254,000	59,285
Sands China Ltd.(2)	60,800	211,013
SAS Dragon Holdings Ltd.	4,000	1,953
Shangri-La Asia Ltd.(2)	146,000	139,645
Shun Tak Holdings Ltd.(2)	586,000	118,711
Singamas Container Holdings Ltd.	614,000	53,186
Sino Land Co. Ltd.(1)	1,187,233	1,522,449
SITC International Holdings Co. Ltd.	322,000	673,607
SJM Holdings Ltd.(1)(2)	327,000	164,745
SmarTone Telecommunications Holdings Ltd.	60,500	40,416
Stella International Holdings Ltd.	30,000	29,166
Sun Hung Kai & Co. Ltd.	33,000	13,378
Sun Hung Kai Properties Ltd.	147,500	2,015,795
SUNeVision Holdings Ltd.	107,000	62,986
Swire Pacific Ltd., Class A	267,000	2,178,908
Swire Properties Ltd.	171,800	452,092
Symphony Holdings Ltd.	10,000	1,058
Tam Jai International Co. Ltd.	131,000	38,408
Techtronic Industries Co. Ltd.	98,500	980,988
Ten Pao Group Holdings Ltd.	68,000	12,639
Texhong International Group Ltd.	52,500	45,033
Texwinca Holdings Ltd.	26,000	4,374
Theme International Holdings Ltd.(1)(2)	780,000	79,541

Avantis International Equity ETF
	Shares	Value
Time Interconnect Technology Ltd.	184,000	$37,321
United Energy Group Ltd.	2,374,000	217,891
United Laboratories International Holdings Ltd.	620,000	371,621
Upbest Group Ltd.	6,000	398
Value Partners Group Ltd.(1)	204,000	73,401
Vitasoy International Holdings Ltd.	62,000	127,046
VTech Holdings Ltd.	67,200	369,179
WH Group Ltd.	3,311,478	1,927,045
Wharf Real Estate Investment Co. Ltd.	135,000	740,181
Wynn Macau Ltd.(2)	107,600	111,279
Xinyi Electric Storage Holdings Ltd.(2)	6,080	3,781
Xinyi Glass Holdings Ltd.	486,000	908,696
Yue Yuen Industrial Holdings Ltd.	231,000	341,761
Zensun Enterprises Ltd.(1)(2)	25,000	3,884
		59,540,689
Ireland — 0.6%
AIB Group PLC	530,748	2,266,984
Bank of Ireland Group PLC	316,243	3,484,085
Cairn Homes PLC	34,970	34,842
CRH PLC	76,509	3,593,893
Dalata Hotel Group PLC(2)	69,694	316,516
FBD Holdings PLC	1,492	21,463
Glanbia PLC	63,158	779,917
Glenveagh Properties PLC(2)	238,196	250,790
Kerry Group PLC, A Shares	12,662	1,212,320
Kingspan Group PLC	8,938	580,148
Origin Enterprises PLC	27,398	122,605
Permanent TSB Group Holdings PLC(2)	426	1,172
Smurfit Kappa Group PLC	72,376	2,700,111
Uniphar PLC	32,134	111,512
		15,476,358
Israel — 0.9%
Adgar Investment and Development Ltd.	1,776	2,160
AFI Properties Ltd.(2)	610	16,224
Africa Israel Residences Ltd.	559	20,634
Airport City Ltd.(2)	9,661	127,703
Alony Hetz Properties & Investments Ltd.	21,766	189,432
Altshuler Shaham Penn Ltd.	19,124	36,152
Amot Investments Ltd.	22,774	112,881
Arad Investment & Industrial Development Ltd.	146	14,862
Arad Ltd.	793	8,889
Argo Properties NV(2)	1,659	25,829
Ashtrom Group Ltd.	3,049	46,786
AudioCodes Ltd.	1,060	17,119
Azorim-Investment Development & Construction Co. Ltd.	10,263	27,131
Azrieli Group Ltd.	1,582	88,783
Bank Hapoalim BM	226,775	1,896,797
Bank Leumi Le-Israel BM	237,392	1,845,610
Bezeq The Israeli Telecommunication Corp. Ltd.	371,827	514,668
Big Shopping Centers Ltd.(2)	574	49,785
Blue Square Real Estate Ltd.	749	37,589

Avantis International Equity ETF
	Shares	Value
Caesarstone Ltd.	3,402	$19,800
Camtek Ltd.(2)	4,223	114,327
Carasso Motors Ltd.	4,658	22,656
Cellcom Israel Ltd.(2)	19,724	79,247
Ceragon Networks Ltd.(1)(2)	817	1,511
Check Point Software Technologies Ltd.(2)	6,899	853,544
Clal Insurance Enterprises Holdings Ltd.(2)	27,723	397,533
Cognyte Software Ltd.(2)	9,975	36,908
CyberArk Software Ltd.(2)	901	130,438
Danel Adir Yeoshua Ltd.	1,154	86,940
Delek Automotive Systems Ltd.	14,933	150,829
Delek Group Ltd.(2)	1,498	140,029
Delta Galil Ltd.	1,972	80,075
Elbit Systems Ltd.	1,295	219,263
Elco Ltd.	903	33,266
Electra Consumer Products 1970 Ltd.	1,594	41,873
Electra Ltd.	301	122,022
Equital Ltd.(2)	2,203	52,050
Fattal Holdings 1998 Ltd.(2)	998	83,083
FIBI Holdings Ltd.	5,109	187,420
First International Bank of Israel Ltd.	9,793	346,770
Formula Systems 1985 Ltd.	165	11,276
Fox Wizel Ltd.	1,541	122,393
G City Ltd.	7,325	25,478
Gav-Yam Lands Corp. Ltd.	4,677	33,393
Gilat Satellite Networks Ltd.(2)	3,128	18,480
Hagag Group Real Estate Development(2)	921	3,605
Harel Insurance Investments & Financial Services Ltd.	20,663	173,977
Hilan Ltd.	1,433	57,917
ICL Group Ltd.	108,775	789,420
IDI Insurance Co. Ltd.	759	17,550
Ilex Medical Ltd.	429	9,786
Inmode Ltd.(2)	10,846	382,972
Inrom Construction Industries Ltd.	17,244	57,433
Isracard Ltd.	44,791	158,726
Israel Corp. Ltd.	899	306,495
Israel Discount Bank Ltd., A Shares	397,611	1,886,061
Israel Land Development Co. Ltd.	1,768	16,433
Isras Investment Co. Ltd.	474	73,751
Ituran Location & Control Ltd.	3,775	84,334
Kamada Ltd.(2)	543	2,321
Kenon Holdings Ltd.	1,670	46,762
M Yochananof & Sons Ltd.	742	35,276
Magic Software Enterprises Ltd.	4,418	59,950
Malam - Team Ltd.	872	15,812
Matrix IT Ltd.	3,474	63,612
Maytronics Ltd.	1,382	16,657
Mediterranean Towers Ltd.	6,613	12,594
Mega Or Holdings Ltd.	1,423	30,537
Melisron Ltd.	1,961	117,346
Menora Mivtachim Holdings Ltd.	5,830	112,093

Avantis International Equity ETF
	Shares	Value
Migdal Insurance & Financial Holdings Ltd.(2)	97,000	$108,310
Mivne Real Estate KD Ltd.	43,225	111,737
Mizrahi Tefahot Bank Ltd.	21,431	637,284
Nano Dimension Ltd., ADR(1)(2)	13,394	39,378
Naphtha Israel Petroleum Corp. Ltd.	1,311	4,870
Nawi Brothers Ltd.	1,423	9,466
Neto Malinda Trading Ltd.(2)	518	10,843
Nice Ltd., ADR(1)(2)	2,084	432,242
Norstar Holdings, Inc.(2)	5,760	15,913
Nova Ltd.(2)	2,590	236,238
Oil Refineries Ltd.	342,881	103,457
One Software Technologies Ltd.	6,480	72,416
Partner Communications Co. Ltd.(2)	34,501	192,838
Paz Oil Co. Ltd.(2)	2,369	251,085
Perion Network Ltd.(2)	5,009	173,448
Phoenix Holdings Ltd.	23,029	219,927
Prashkovsky Investments & Construction Ltd.	500	10,240
Radware Ltd.(2)	5,430	113,107
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,156	63,963
Raval Ics Ltd.	1,209	1,301
Retailors Ltd.	1,250	20,005
Sapiens International Corp. NV	4,323	89,813
Scope Metals Group Ltd.(2)	2,018	66,627
Shapir Engineering & Industry Ltd.	10,541	69,565
Shikun & Binui Ltd.(2)	57,463	131,269
Shufersal Ltd.	332,968	1,719,154
Silicom Ltd.(2)	230	8,765
Strauss Group Ltd.	3,660	83,287
Summit Real Estate Holdings Ltd.	5,018	54,265
Tamar Petroleum Ltd.	11,193	25,115
Taro Pharmaceutical Industries Ltd.(2)	711	21,486
Tel Aviv Stock Exchange Ltd.	8,957	43,805
Tera Light Ltd.(2)	1,179	1,337
Teva Pharmaceutical Industries Ltd., ADR(2)	80,522	797,973
Tower Semiconductor Ltd.(2)	9,975	408,037
Victory Supermarket Chain Ltd.	392	3,813
Wix.com Ltd.(2)	3,295	298,296
YH Dimri Construction & Development Ltd.	1,812	92,681
ZIM Integrated Shipping Services Ltd.(1)	65,395	1,547,246
ZUR Shamir Holdings Ltd.	917	1,573
		21,313,233
Italy — 2.4%
A2A SpA	372,800	548,921
ACEA SpA	10,837	161,265
Amplifon SpA	11,893	343,887
Anima Holding SpA	21,346	92,214
Aquafil SpA	3,718	22,820
Arnoldo Mondadori Editore SpA	34,065	65,928
Ascopiave SpA	16,797	48,002
Assicurazioni Generali SpA	92,176	1,823,183
Autogrill SpA(2)	19,777	140,419

Avantis International Equity ETF
	Shares	Value
Avio SpA(1)	486	$5,271
Azimut Holding SpA	65,606	1,556,566
Banca Generali SpA	10,388	359,001
Banca IFIS SpA	7,262	119,206
Banca Mediolanum SpA	28,932	280,309
Banca Popolare di Sondrio SpA	116,760	593,268
Banco BPM SpA	600,837	2,619,143
Banco di Desio e della Brianza SpA(1)	1,492	5,552
BFF Bank SpA	32,161	319,250
Biesse SpA	4,417	79,466
BPER Banca	525,492	1,492,653
Brembo SpA	19,714	310,841
Brunello Cucinelli SpA	16,104	1,356,652
Buzzi Unicem SpA	8,576	197,234
Cairo Communication SpA	443	813
Carel Industries SpA	3,267	91,044
Cementir Holding NV	4,280	36,657
CIR SpA-Compagnie Industriali(2)	75,799	34,894
CNH Industrial NV	184,785	3,029,063
Credito Emiliano SpA	13,483	115,858
d'Amico International Shipping SA(2)	528,777	242,766
Danieli & C Officine Meccaniche SpA(1)	2,036	55,090
Danieli & C Officine Meccaniche SpA, Preference Shares	7,286	147,859
Davide Campari-Milano NV	4,788	53,605
De' Longhi SpA	3,100	77,258
DiaSorin SpA	963	116,087
Digital Bros SpA(1)	1,147	26,866
Digital Value SpA(2)	772	58,844
doValue SpA	10,061	73,482
Enav SpA	36,812	162,906
Enel SpA	506,127	2,839,150
Eni SpA, ADR	143,889	4,080,692
ERG SpA	15,011	431,701
Esprinet SpA	2,865	21,865
Ferrari NV	8,478	2,199,585
Fila SpA	2,851	22,610
Fincantieri SpA(2)	120,808	76,637
FinecoBank Banca Fineco SpA	133,042	2,299,028
Gruppo MutuiOnline SpA	711	21,600
Hera SpA	241,038	641,493
Infrastrutture Wireless Italiane SpA	3,592	39,534
Interpump Group SpA	1,856	101,883
Intesa Sanpaolo SpA	1,522,913	4,113,820
Iren SpA	238,529	412,880
Italgas SpA	326,007	1,851,895
Iveco Group NV(2)	92,140	869,811
KME Group SpA(2)	23,351	19,392
Leonardo SpA	180,467	2,024,715
Maire Tecnimont SpA(1)	53,890	217,241
Mediobanca Banca di Credito Finanziario SpA	81,995	875,011
MFE-MediaForEurope NV, Class A(1)	209,805	92,178

Avantis International Equity ETF
	Shares	Value
MFE-MediaForEurope NV, Class B(1)	43,310	$31,335
Moncler SpA	14,793	901,722
Nexi SpA(2)	13,406	108,195
OVS SpA	105,614	287,215
Pharmanutra SpA	424	26,885
Piaggio & C SpA	39,224	165,882
Poste Italiane SpA	103,967	1,121,052
Prysmian SpA	16,073	617,926
RAI Way SpA	31,867	181,784
Recordati Industria Chimica e Farmaceutica SpA	7,622	323,223
Reply SpA	1,488	178,575
Safilo Group SpA(1)(2)	13,716	20,286
Salvatore Ferragamo SpA(1)	16,323	310,333
Sanlorenzo SpA/Ameglia	1,000	45,681
Saras SpA(2)	226,969	343,332
Sesa SpA	2,126	274,209
Snam SpA	408,945	2,009,135
SOL SpA	2,502	64,161
Stellantis NV	242,556	4,243,342
Tamburi Investment Partners SpA	2,962	24,001
Technogym SpA	16,948	150,566
Telecom Italia SpA(1)(2)	743,208	242,674
Tenaris SA, ADR	6,871	226,812
Terna - Rete Elettrica Nazionale	183,440	1,378,999
Tinexta Spa(1)	922	23,424
Tod's SpA(2)	1,049	39,792
UniCredit SpA	295,016	6,035,590
Unieuro SpA(1)	3,508	41,602
Unipol Gruppo SpA	52,115	275,682
Webuild SpA(1)	86,058	156,350
Zignago Vetro SpA	2,366	44,279
		60,010,908
Japan — 19.8%
77 Bank Ltd.(1)	17,700	315,334
A&D HOLON Holdings Co. Ltd.	7,700	79,150
ABC-Mart, Inc.(1)	700	34,488
Acom Co. Ltd.	24,300	59,771
Adastria Co. Ltd.(1)	12,100	192,493
ADEKA Corp.	11,700	189,842
Advantest Corp.(1)	23,000	1,823,181
Adventure, Inc.	600	42,825
Adways, Inc.(1)	7,600	36,515
Aeon Co. Ltd.(1)	43,400	809,491
Aeon Delight Co. Ltd.(1)	3,100	67,632
Aeon Fantasy Co. Ltd.(1)	2,400	48,590
AEON Financial Service Co. Ltd.(1)	32,300	306,636
Aeon Mall Co. Ltd.(1)	19,200	250,698
AFC-HD AMS Life Science Co. Ltd.	1,900	10,720
AGC, Inc.	107,000	3,958,645
Ai Holdings Corp.	3,600	59,753
Aichi Financial Group, Inc.	5,661	104,532

Avantis International Equity ETF
	Shares	Value
Aichi Steel Corp.	1,300	$23,209
Aida Engineering Ltd.	3,300	19,437
Aiful Corp.	51,800	141,531
Ain Holdings, Inc.	4,600	191,217
Air Water, Inc.	28,200	339,044
Airport Facilities Co. Ltd.	1,300	5,254
Airtrip Corp.(1)	2,200	39,619
Aisan Industry Co. Ltd.	6,000	40,870
Aisin Corp.	16,800	460,379
Aizawa Securities Group Co. Ltd.	300	1,537
Ajinomoto Co., Inc.	83,300	2,457,943
Akatsuki, Inc.	1,900	30,273
Akebono Brake Industry Co. Ltd.(2)	33,200	35,370
Alconix Corp.	4,500	44,913
Alfresa Holdings Corp.	22,400	270,519
Alpen Co. Ltd.(1)	3,500	50,617
Alps Alpine Co. Ltd.(1)	48,600	461,644
Altech Corp.	1,500	27,764
Amada Co. Ltd.	49,500	450,457
Amano Corp.	12,400	229,316
ANA Holdings, Inc.(2)	5,000	101,443
Anritsu Corp.	21,100	192,602
AOKI Holdings, Inc.(1)	7,300	43,996
Aoyama Trading Co. Ltd.	16,200	115,053
Aozora Bank Ltd.(1)	34,900	675,871
Arakawa Chemical Industries Ltd.	3,500	25,715
Arata Corp.	32,700	969,689
Arcland Service Holdings Co. Ltd.(1)	3,200	51,817
Arclands Corp.(1)	8,500	90,011
Arcs Co. Ltd.(1)	7,400	117,788
Arealink Co. Ltd.	100	1,529
Argo Graphics, Inc.	8,300	228,774
Arisawa Manufacturing Co. Ltd.	9,000	92,502
ARTERIA Networks Corp.	5,700	54,167
AS One Corp.	600	25,010
Asahi Co. Ltd.(1)	3,400	33,754
Asahi Diamond Industrial Co. Ltd.(1)	12,200	74,718
Asahi Group Holdings Ltd.	13,100	463,273
Asahi Holdings, Inc.(1)	5,000	73,152
Asahi Intecc Co. Ltd.	2,500	42,565
Asahi Kasei Corp.	354,500	2,469,097
ASAHI YUKIZAI Corp.(1)	7,100	146,684
Asanuma Corp.	4,100	101,053
Asia Pile Holdings Corp.	6,000	32,120
Asics Corp.	25,000	632,995
ASKA Pharmaceutical Holdings Co. Ltd.	3,500	29,215
ASKUL Corp.	12,300	155,497
Astellas Pharma, Inc.	161,800	2,272,089
Astena Holdings Co. Ltd.	6,000	18,864
Aucnet, Inc.	3,500	44,955
Autobacs Seven Co. Ltd.	8,300	88,653

Avantis International Equity ETF
	Shares	Value
Avant Group Corp.	4,100	$42,269
Awa Bank Ltd.	5,100	83,264
Axell Corp.(1)	4,200	52,681
Axial Retailing, Inc.	3,200	81,486
Azbil Corp.(1)	2,500	65,015
AZ-Com Maruwa Holdings, Inc.(1)	3,700	48,426
Bandai Namco Holdings, Inc.	15,400	951,584
Bando Chemical Industries Ltd.	2,900	22,323
Bank of Iwate Ltd.	3,000	54,817
Bank of Kyoto Ltd.	4,300	205,278
Bank of Nagoya Ltd.	2,100	55,123
Bank of Saga Ltd.	200	2,730
Bank of the Ryukyus Ltd.	5,400	44,822
BayCurrent Consulting, Inc.	12,700	498,572
Belc Co. Ltd.(1)	2,600	102,481
Bell System24 Holdings, Inc.(1)	2,900	30,765
Belluna Co. Ltd.(1)	13,900	70,851
Benefit One, Inc.	5,900	90,454
Bic Camera, Inc.(1)	5,700	48,819
BIPROGY, Inc.	14,000	310,229
BML, Inc.	8,200	190,587
Bourbon Corp.	200	3,084
Bridgestone Corp.	92,900	3,554,153
Brother Industries Ltd.	41,000	603,066
Bunka Shutter Co. Ltd.(1)	12,300	100,785
BuySell Technologies Co. Ltd.	800	31,754
C Uyemura & Co. Ltd.	2,600	118,371
Calbee, Inc.(1)	20,600	408,470
Canon Electronics, Inc.	3,400	44,112
Canon Marketing Japan, Inc.	4,700	103,866
Canon, Inc., ADR(1)	84,215	1,808,096
Capcom Co. Ltd.	24,700	777,319
Carenet, Inc.	7,400	62,279
Casio Computer Co. Ltd.(1)	8,700	85,271
Cawachi Ltd.(1)	2,200	37,708
Celsys, Inc.(1)	9,800	47,414
Central Automotive Products Ltd.	600	11,852
Central Glass Co. Ltd.	10,600	260,489
Central Japan Railway Co.	5,900	662,422
Central Security Patrols Co. Ltd.(1)	1,000	18,520
Central Sports Co. Ltd.	1,100	20,046
Charm Care Corp. KK	3,300	26,799
Chiba Bank Ltd.	42,300	309,717
Chilled & Frozen Logistics Holdings Co. Ltd.	100	893
Chiyoda Corp.(2)	7,800	23,800
Chofu Seisakusho Co. Ltd.	1,200	18,635
Chori Co. Ltd.	1,300	24,996
Chubu Electric Power Co., Inc.	43,700	452,481
Chubu Steel Plate Co. Ltd.(1)(2)	8,500	133,869
Chudenko Corp.(1)	5,700	90,264
Chugai Pharmaceutical Co. Ltd.	54,200	1,348,359

Avantis International Equity ETF
	Shares	Value
Chugin Financial Group, Inc.	24,600	$172,571
Chugoku Electric Power Co., Inc.	3,500	17,214
Chugoku Marine Paints Ltd.(1)	3,500	28,810
CI Takiron Corp.(1)	5,800	21,639
Citizen Watch Co. Ltd.(1)	107,700	651,916
CKD Corp.	14,600	225,553
CMIC Holdings Co. Ltd.	300	3,962
CMK Corp.(1)	10,700	38,775
Coca-Cola Bottlers Japan Holdings, Inc.	44,600	469,497
COLOPL, Inc.	5,100	22,278
Colowide Co. Ltd.	14,600	205,980
Computer Engineering & Consulting Ltd.	1,600	17,272
COMSYS Holdings Corp.	9,100	165,547
Comture Corp.	1,800	29,443
Concordia Financial Group Ltd.	151,600	651,312
Cosmo Energy Holdings Co. Ltd.	17,400	520,097
Cosmos Pharmaceutical Corp.	1,600	146,663
Create Restaurants Holdings, Inc.(1)	25,800	187,082
Create SD Holdings Co. Ltd.	8,100	200,768
Credit Saison Co. Ltd.(1)	79,800	1,087,619
Creek & River Co. Ltd.(1)	2,300	37,218
CTI Engineering Co. Ltd.	2,500	63,894
Curves Holdings Co. Ltd.(1)	6,900	38,910
CyberAgent, Inc.(1)	123,400	1,055,048
Cybernet Systems Co. Ltd.	3,100	21,708
Cybozu, Inc.	8,400	164,649
Dai Nippon Printing Co. Ltd.	18,400	493,300
Dai Nippon Toryo Co. Ltd.	4,100	25,592
Daicel Corp.	77,900	540,863
Daido Metal Co. Ltd.(1)	7,200	27,662
Daido Steel Co. Ltd.	2,200	86,426
Daifuku Co. Ltd.	400	21,814
Daiho Corp.(1)	1,800	50,789
Daiichi Jitsugyo Co. Ltd.	700	27,247
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	3,900	29,171
Dai-ichi Life Holdings, Inc.	211,300	4,507,938
Daiichi Sankyo Co. Ltd.	95,600	3,011,050
Daiken Corp.(1)	2,400	39,019
Daiki Aluminium Industry Co. Ltd.(1)	10,400	110,486
Daikin Industries Ltd.	9,800	1,675,748
Daikokutenbussan Co. Ltd.	1,300	48,775
Daikyonishikawa Corp.	5,500	27,087
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	300	4,062
Daio Paper Corp.(1)	13,400	106,295
Daiseki Co. Ltd.(1)	3,480	104,552
Daishi Hokuetsu Financial Group, Inc.	15,200	362,639
Daishinku Corp.(1)	7,400	40,170
Daito Pharmaceutical Co. Ltd.	1,800	32,528
Daito Trust Construction Co. Ltd.	37,300	3,513,612
Daiwa House Industry Co. Ltd.	36,800	849,387
Daiwa Industries Ltd.	2,200	21,810

Avantis International Equity ETF
	Shares	Value
Daiwa Securities Group, Inc.(1)	536,600	$2,564,917
Daiwabo Holdings Co. Ltd.	19,000	293,619
DCM Holdings Co. Ltd.(1)	18,000	151,652
DeNA Co. Ltd.(1)	5,200	66,785
Denka Co. Ltd.	43,700	922,834
Denso Corp.	14,600	776,263
Dentsu Group, Inc.	63,000	2,020,319
Dexerials Corp.(1)	54,100	1,059,975
DIC Corp.	15,700	280,275
Digital Arts, Inc.	1,600	62,747
Digital Garage, Inc.	10,500	346,672
Digital Hearts Holdings Co. Ltd.	2,600	30,060
Digital Information Technologies Corp.	1,900	22,998
Dip Corp.(1)	4,200	108,515
Direct Marketing MiX, Inc.	2,100	22,693
Disco Corp.	3,000	940,685
DKK Co. Ltd.	1,000	16,503
DKS Co. Ltd.	1,400	20,045
DMG Mori Co. Ltd.	31,000	498,656
Doshisha Co. Ltd.	3,100	41,675
Doutor Nichires Holdings Co. Ltd.(1)	1,100	15,083
Dowa Holdings Co. Ltd.(1)	13,300	433,924
Dream Incubator, Inc.(2)	2,100	47,740
DTS Corp.	5,100	118,522
Duskin Co. Ltd.	28,100	639,711
DyDo Group Holdings, Inc.(1)	1,600	55,912
Eagle Industry Co. Ltd.	4,000	35,286
Earth Corp.	2,400	84,515
East Japan Railway Co.	7,500	378,782
Ebara Corp.	18,500	786,198
Ebara Jitsugyo Co. Ltd.	400	8,115
Eco's Co. Ltd.(1)	1,500	20,194
EDION Corp.(1)	24,700	239,049
E-Guardian, Inc.	6,800	117,953
Eiken Chemical Co. Ltd.	6,800	77,936
Eisai Co. Ltd.	17,300	934,420
Eizo Corp.	4,300	120,405
EJ Holdings, Inc.	2,400	24,854
Elan Corp.	4,400	34,827
Electric Power Development Co. Ltd.	34,900	556,239
Elematec Corp.	3,900	52,136
en Japan, Inc.(1)	8,200	142,785
ENEOS Holdings, Inc.	708,100	2,434,362
Enplas Corp.	1,500	44,726
Exedy Corp.	8,800	116,752
EXEO Group, Inc.(1)	29,700	521,137
Ezaki Glico Co. Ltd.	5,400	135,579
F&M Co. Ltd.	1,100	17,830
Fancl Corp.	1,400	25,964
FANUC Corp.	1,500	254,956
Fast Retailing Co. Ltd.	3,300	651,472

Avantis International Equity ETF
	Shares	Value
FCC Co. Ltd.	6,000	$65,774
Feed One Co. Ltd.	6,420	32,330
Ferrotec Holdings Corp.	17,500	415,651
FIDEA Holdings Co. Ltd.	4,040	45,147
Financial Partners Group Co. Ltd.	11,700	100,899
Fixstars Corp.	3,500	35,732
FJ Next Holdings Co. Ltd.(1)	4,300	31,898
Food & Life Cos. Ltd.	10,600	268,251
FP Corp.	8,100	205,312
France Bed Holdings Co. Ltd.	3,000	22,004
Fudo Tetra Corp.	2,600	31,550
Fuji Corp.	13,200	199,915
Fuji Corp./Miyagi	1,800	16,461
Fuji Electric Co. Ltd.	85,600	3,305,002
Fuji Kyuko Co. Ltd.	1,000	30,812
Fuji Media Holdings, Inc.	5,800	48,673
Fuji Oil Co. Ltd.(1)	17,900	34,940
Fuji Seal International, Inc.	9,300	112,906
Fuji Soft, Inc.	3,300	194,623
Fujibo Holdings, Inc.	1,400	32,065
Fujicco Co. Ltd.	1,300	17,667
FUJIFILM Holdings Corp.	11,200	522,501
Fujikura Composites, Inc.	3,700	28,091
Fujikura Ltd.	229,100	1,624,292
Fujimi, Inc.(1)	1,600	76,695
Fujimori Kogyo Co. Ltd.	4,700	108,666
Fujitec Co. Ltd.(1)	4,300	99,415
Fujitsu Ltd.	14,800	1,900,738
Fujiya Co. Ltd.	3,400	60,361
Fukuda Corp.	500	16,223
Fukui Bank Ltd.	200	2,500
Fukui Computer Holdings, Inc.	3,000	61,569
Fukuoka Financial Group, Inc.	21,500	479,953
Fukushima Galilei Co. Ltd.	1,200	38,318
Fukuyama Transporting Co. Ltd.	3,600	90,381
FULLCAST Holdings Co. Ltd.	3,500	64,840
Funai Soken Holdings, Inc.	9,600	199,249
Furukawa Battery Co. Ltd.(1)	2,000	16,631
Furukawa Co. Ltd.	2,100	21,395
Furukawa Electric Co. Ltd.	9,200	160,816
Furuno Electric Co. Ltd.	4,100	29,239
Furyu Corp.(1)	2,500	22,044
Fuso Chemical Co. Ltd.	3,300	89,904
Futaba Industrial Co. Ltd.	7,600	24,053
Future Corp.	9,400	121,226
Fuyo General Lease Co. Ltd.	4,000	275,540
G-7 Holdings, Inc.	5,800	61,178
Gakken Holdings Co. Ltd.	4,800	31,151
Gakkyusha Co. Ltd.	2,100	31,150
Genky DrugStores Co. Ltd.	2,500	74,448
Geo Holdings Corp.	3,500	41,583

Avantis International Equity ETF
	Shares	Value
Gift Holdings, Inc.	1,100	$33,185
Giken Ltd.	3,100	63,766
GLOBERIDE, Inc.	10,100	190,266
Glory Ltd.	4,500	91,543
GMO Financial Holdings, Inc.(1)	7,400	31,678
GMO internet group, Inc.	9,100	168,868
GMO Payment Gateway, Inc.	2,100	172,485
Godo Steel Ltd.	3,400	89,318
Goldcrest Co. Ltd.(1)	4,400	54,303
Goldwin, Inc.	2,800	243,356
Golf Digest Online, Inc.	3,400	23,412
Gree, Inc.	1,800	9,635
gremz, Inc.	400	7,212
GS Yuasa Corp.(1)	8,000	144,173
G-Tekt Corp.(1)	6,500	67,928
GungHo Online Entertainment, Inc.	10,500	189,113
Gunma Bank Ltd.	126,100	473,322
Gunze Ltd.	3,600	117,927
H.U. Group Holdings, Inc.(1)	18,700	368,008
H2O Retailing Corp.	37,700	384,280
Hachijuni Bank Ltd.	60,400	273,329
Hakudo Co. Ltd.	1,300	24,944
Hakuhodo DY Holdings, Inc.	33,900	377,922
Hakuto Co. Ltd.(1)	5,500	206,015
Halows Co. Ltd.(1)	300	7,130
Hamakyorex Co. Ltd.	3,400	78,753
Hamamatsu Photonics KK	17,500	858,736
Hankyu Hanshin Holdings, Inc.	85,300	2,427,394
Hanwa Co. Ltd.	16,400	477,154
Happinet Corp.(1)	6,100	82,217
Haseko Corp.	24,200	277,701
Hazama Ando Corp.(1)	24,000	154,700
Heiwa Corp.	16,600	311,512
Heiwa Real Estate Co. Ltd.	8,400	231,016
Heiwado Co. Ltd.	7,300	114,270
Hibiya Engineering Ltd.	2,000	30,193
Hikari Tsushin, Inc.	2,000	290,297
HI-LEX Corp.	1,300	12,513
Hino Motors Ltd.(2)	36,000	146,405
Hioki EE Corp.	800	46,874
Hirano Tecseed Co. Ltd.(1)	2,700	39,584
Hirata Corp.(1)	700	34,531
Hirogin Holdings, Inc.	45,400	229,693
Hirose Electric Co. Ltd.	1,900	232,302
Hisamitsu Pharmaceutical Co., Inc.(1)	1,500	42,072
Hitachi Construction Machinery Co. Ltd.	14,400	322,053
Hitachi Ltd.	58,100	2,940,900
Hitachi Zosen Corp.	80,600	535,799
Hochiki Corp.	300	3,250
Hodogaya Chemical Co. Ltd.	1,100	25,440
Hogy Medical Co. Ltd.	2,000	47,256

Avantis International Equity ETF
	Shares	Value
Hokkaido Electric Power Co., Inc.	48,400	$167,607
Hokkoku Financial Holdings, Inc.	43,800	1,342,960
Hokuetsu Corp.(1)	27,300	164,330
Hokuetsu Industries Co. Ltd.(1)	1,500	15,838
Hokuhoku Financial Group, Inc.	24,400	188,278
Hokuriku Electric Power Co.	34,500	137,180
Hokuto Corp.(1)	2,300	31,823
Honda Motor Co. Ltd., ADR	151,706	3,939,805
H-One Co. Ltd.(1)	800	3,748
Honeys Holdings Co. Ltd.	3,400	37,044
Hoosiers Holdings Co. Ltd.	4,500	27,923
Horiba Ltd.	8,300	442,534
Hoshizaki Corp.	3,800	134,713
Hosiden Corp.	8,200	100,374
Hosokawa Micron Corp.	2,300	46,552
House Foods Group, Inc.	2,300	45,597
Hoya Corp.	19,356	1,916,296
HS Holdings Co. Ltd.	7,600	66,155
Hulic Co. Ltd.	71,900	572,232
Hyakugo Bank Ltd.	37,300	114,780
Hyakujushi Bank Ltd.	4,000	58,920
Ibiden Co. Ltd.	23,300	799,226
Ichigo, Inc.(1)	1,600	3,407
Ichinen Holdings Co. Ltd.	100	946
Ichiyoshi Securities Co. Ltd.	600	2,833
Idec Corp.(1)	37,100	889,040
Idemitsu Kosan Co. Ltd.	98,100	2,171,101
IDOM, Inc.(1)	14,400	89,558
IHI Corp.	38,700	1,004,996
Iida Group Holdings Co. Ltd.(1)	16,100	267,550
Iino Kaiun Kaisha Ltd.(1)	33,600	267,298
IMAGICA GROUP, Inc.	5,500	26,044
i-mobile Co. Ltd.	2,300	21,122
Inaba Denki Sangyo Co. Ltd.	17,100	353,573
Inabata & Co. Ltd.	7,700	151,778
Ines Corp.	500	5,164
Infocom Corp.	3,600	63,464
Information Services International-Dentsu Ltd.	1,000	34,568
INFRONEER Holdings, Inc.	44,748	339,274
Innotech Corp.	2,900	29,705
INPEX Corp.	232,000	2,432,378
Insource Co. Ltd.	10,000	90,821
Intage Holdings, Inc.	6,100	65,506
Internet Initiative Japan, Inc.	18,300	366,566
Inui Global Logistics Co. Ltd.(1)	2,800	43,978
I-PEX, Inc.	1,900	18,202
Iriso Electronics Co. Ltd.(1)	1,500	52,466
I'rom Group Co. Ltd.(1)	2,600	37,192
Iseki & Co. Ltd.	3,800	33,183
Isetan Mitsukoshi Holdings Ltd.	43,500	444,344
Ishihara Sangyo Kaisha Ltd.(1)	7,300	57,385

Avantis International Equity ETF
	Shares	Value
Istyle, Inc.(1)(2)	16,000	$51,154
Isuzu Motors Ltd.	221,000	2,642,811
Itfor, Inc.	100	636
ITmedia, Inc.	1,600	16,629
Ito En Ltd.	1,800	60,619
ITOCHU Corp.	91,300	2,729,019
Itochu Enex Co. Ltd.	15,600	127,290
Itochu Techno-Solutions Corp.(1)	4,500	100,142
Itoham Yonekyu Holdings, Inc.	18,000	94,376
Itoki Corp.	5,700	32,983
IwaiCosmo Holdings, Inc.	2,500	25,560
Iwatani Corp.(1)	6,500	268,708
Iyogin Holdings, Inc.	39,500	235,286
Izumi Co. Ltd.(1)	5,700	124,595
J Front Retailing Co. Ltd.(1)	87,200	809,410
JAC Recruitment Co. Ltd.	2,600	46,154
Jaccs Co. Ltd.	6,100	198,653
JAFCO Group Co. Ltd.	17,500	283,082
Japan Airlines Co. Ltd.(2)	5,300	99,799
Japan Airport Terminal Co. Ltd.(2)	1,100	53,862
Japan Aviation Electronics Industry Ltd.	8,600	142,766
Japan Display, Inc.(1)(2)	54,200	16,355
Japan Electronic Materials Corp.	2,800	31,172
Japan Elevator Service Holdings Co. Ltd.	5,500	80,542
Japan Exchange Group, Inc.	47,500	708,444
Japan Investment Adviser Co. Ltd.	2,100	16,034
Japan Lifeline Co. Ltd.	19,700	133,732
Japan Material Co. Ltd.	7,800	137,957
Japan Petroleum Exploration Co. Ltd.	9,500	342,291
Japan Post Bank Co. Ltd.(1)	19,400	167,591
Japan Post Holdings Co. Ltd.	372,200	3,308,556
Japan Post Insurance Co. Ltd.	40,000	694,493
Japan Pulp & Paper Co. Ltd.(1)	1,100	43,593
Japan Securities Finance Co. Ltd.	16,300	125,539
Japan Steel Works Ltd.	20,500	385,429
Japan Wool Textile Co. Ltd.	12,500	90,505
JCU Corp.	1,900	44,601
Jeol Ltd.	7,100	221,004
JFE Holdings, Inc.	252,200	3,129,294
JGC Holdings Corp.	35,600	458,177
JINUSHI Co. Ltd.	3,500	48,666
JM Holdings Co. Ltd.	2,400	32,387
J-Oil Mills, Inc.	1,700	19,722
Joshin Denki Co. Ltd.(1)	3,900	58,319
Joyful Honda Co. Ltd.	10,400	132,612
JSB Co. Ltd.	1,300	38,095
JSP Corp.	2,500	29,493
JSR Corp.	60,900	1,383,632
JTEKT Corp.	27,700	206,947
Juki Corp.(1)	7,200	33,940
Juroku Financial Group, Inc.	12,100	285,702

Avantis International Equity ETF
	Shares	Value
Justsystems Corp.	2,200	$53,699
JVCKenwood Corp.(1)	112,000	330,435
Kadokawa Corp.(1)	3,800	75,683
Kaga Electronics Co. Ltd.	6,700	240,330
Kajima Corp.	244,300	2,919,633
Kakaku.com, Inc.(1)	12,100	180,238
Kakiyasu Honten Co. Ltd.(2)	1,700	25,530
Kamei Corp.	200	2,236
Kamigumi Co. Ltd.	14,000	276,856
Kanamoto Co. Ltd.	12,700	211,403
Kandenko Co. Ltd.	19,600	128,604
Kaneka Corp.	7,800	195,996
Kanematsu Corp.	118,900	1,424,710
Kanematsu Electronics Ltd.	1,300	59,074
Kansai Electric Power Co., Inc.	62,100	583,352
Kansai Paint Co. Ltd.	7,000	93,902
Kanto Denka Kogyo Co. Ltd.	21,300	158,173
Kao Corp.	30,900	1,151,086
Katakura Industries Co. Ltd.	1,400	18,119
Kato Sangyo Co. Ltd.	14,900	393,629
Kawai Musical Instruments Manufacturing Co. Ltd.	400	7,924
Kawasaki Heavy Industries Ltd.(1)	38,000	830,381
Kawasaki Kisen Kaisha Ltd.(1)	86,700	2,076,309
KDDI Corp.	187,200	5,477,072
KeePer Technical Laboratory Co. Ltd.	1,500	43,011
Keihan Holdings Co. Ltd.	2,900	71,360
Keihanshin Building Co. Ltd.	400	3,536
Keikyu Corp.	11,600	108,106
Keio Corp.	1,800	62,716
Keisei Electric Railway Co. Ltd.	3,400	98,281
KEIWA, Inc.	2,400	28,896
Keiyo Bank Ltd.	14,300	68,006
Keiyo Co. Ltd.(1)	300	1,845
Kewpie Corp.	9,500	153,540
Keyence Corp.	4,600	1,988,245
KH Neochem Co. Ltd.	17,600	330,576
Kibun Foods, Inc.(1)	3,400	24,044
Kikkoman Corp.	6,900	322,605
Kinden Corp.	8,500	95,437
Kintetsu Group Holdings Co. Ltd.	14,100	427,150
Kirin Holdings Co. Ltd.	37,700	564,312
Kissei Pharmaceutical Co. Ltd.(1)	3,100	55,748
Kitz Corp.	15,600	101,399
Kiyo Bank Ltd.	13,400	160,382
Koa Corp.(1)	8,900	120,986
Kobayashi Pharmaceutical Co. Ltd.	600	36,121
Kobe Bussan Co. Ltd.	16,800	459,250
Kobe Steel Ltd.	136,800	927,735
Koei Tecmo Holdings Co. Ltd.(1)	4,200	70,355
Kohnan Shoji Co. Ltd.(1)	53,400	1,242,326
Koito Manufacturing Co. Ltd.	8,600	144,532

Avantis International Equity ETF
	Shares	Value
Kojima Co. Ltd.(1)	8,100	$33,195
Kokuyo Co. Ltd.	11,300	155,488
Komatsu Ltd.	106,900	2,557,624
KOMEDA Holdings Co. Ltd.(1)	8,700	150,283
Komeri Co. Ltd.	10,300	200,440
Konami Group Corp.	10,800	476,361
Konica Minolta, Inc.(1)	204,900	892,885
Konishi Co. Ltd.	5,300	72,351
Konoike Transport Co. Ltd.	6,600	72,526
Konoshima Chemical Co. Ltd.	3,100	43,993
Kose Corp.	500	56,528
Koshidaka Holdings Co. Ltd.	17,600	120,884
Kotobuki Spirits Co. Ltd.	200	12,855
Kotobukiya Co. Ltd.(1)	500	35,396
KPP Group Holdings Co. Ltd.(1)	17,700	97,682
Krosaki Harima Corp.(1)	600	27,826
K's Holdings Corp.(1)	43,800	377,386
Kubota Corp.	38,300	578,091
Kumagai Gumi Co. Ltd.	19,800	404,417
Kumiai Chemical Industry Co. Ltd.	19,000	120,444
Kurabo Industries Ltd.	2,700	51,601
Kuraray Co. Ltd.	49,400	443,092
Kureha Corp.(1)	3,800	235,464
Kurita Water Industries Ltd.	32,400	1,463,837
Kuriyama Holdings Corp.	3,800	24,496
Kusuri no Aoki Holdings Co. Ltd.	4,800	246,357
KYB Corp.	8,400	232,075
Kyocera Corp.	14,600	718,553
Kyoden Co. Ltd.(1)	4,600	17,400
Kyoei Steel Ltd.(1)	2,900	34,689
Kyokuto Boeki Kaisha Ltd.	600	6,735
Kyokuto Kaihatsu Kogyo Co. Ltd.(1)	7,100	76,278
Kyokuyo Co. Ltd.	1,200	32,154
KYORIN Holdings, Inc.	900	11,153
Kyowa Kirin Co. Ltd.	13,100	280,345
Kyudenko Corp.	5,800	146,496
Kyushu Electric Power Co., Inc.	44,400	235,739
Kyushu Financial Group, Inc.(1)	47,400	180,655
Kyushu Railway Co.	10,700	234,119
Lasertec Corp.	4,600	747,939
Lawson, Inc.(1)	7,600	298,901
LEC, Inc.(1)	4,100	28,499
Leopalace21 Corp.(2)	19,800	46,649
LIKE, Inc.	1,200	16,975
Link & Motivation, Inc.	9,000	37,982
Lintec Corp.	6,500	106,527
Lion Corp.	11,600	125,144
LITALICO, Inc.	4,000	75,466
Lixil Corp.	27,400	436,818
Look Holdings, Inc.	1,200	18,998
M&A Capital Partners Co. Ltd.(2)	1,800	52,031

Avantis International Equity ETF
	Shares	Value
M3, Inc.	27,500	$655,798
Mabuchi Motor Co. Ltd.	2,600	71,984
Macnica Holdings, Inc.	16,400	453,702
Maeda Kosen Co. Ltd.(1)	1,000	24,189
Makino Milling Machine Co. Ltd.	43,600	1,578,742
Makita Corp.	4,300	105,158
Management Solutions Co. Ltd.	1,700	41,617
Mandom Corp.	1,300	13,710
MarkLines Co. Ltd.	1,900	36,488
Marubeni Corp.	308,200	3,934,499
Marudai Food Co. Ltd.(1)	1,500	16,732
Maruha Nichiro Corp.(1)	8,900	158,440
Marui Group Co. Ltd.(1)	34,600	526,966
Maruichi Steel Tube Ltd.	6,200	134,707
MARUKA FURUSATO Corp.	23,900	504,700
Marumae Co. Ltd.	1,200	15,935
Marusan Securities Co. Ltd.(1)	7,700	24,651
Maruwa Co. Ltd.	2,600	334,300
Maruzen Showa Unyu Co. Ltd.	4,300	98,509
Matsuda Sangyo Co. Ltd.	700	11,799
Matsui Securities Co. Ltd.(1)	19,000	113,117
MatsukiyoCocokara & Co.	5,220	242,579
Max Co. Ltd.	2,400	38,167
Maxell Ltd.	22,400	238,934
Maxvalu Tokai Co. Ltd.(1)	800	16,016
Mazda Motor Corp.	241,900	2,164,291
McDonald's Holdings Co. Japan Ltd.(1)	8,600	340,454
Mebuki Financial Group, Inc.	740,200	1,989,795
MEC Co. Ltd.	1,300	21,580
Media Do Co. Ltd.(2)	1,400	15,331
Medical Data Vision Co. Ltd.	4,400	29,214
Medipal Holdings Corp.	21,400	280,474
MedPeer, Inc.(2)	100	922
Megmilk Snow Brand Co. Ltd.(1)	12,700	164,783
Meidensha Corp.(1)	9,000	129,671
MEIJI Holdings Co. Ltd.	70,200	3,214,861
Meiko Electronics Co. Ltd.(1)	31,800	645,644
Meisei Industrial Co. Ltd.	1,000	5,792
Meitec Corp.	16,300	291,966
Meiwa Corp.	5,300	27,542
Members Co. Ltd.	1,400	14,594
Menicon Co. Ltd.(1)	7,600	162,835
Mercari, Inc.(2)	2,300	40,766
Micronics Japan Co. Ltd.(1)	6,800	65,498
Mie Kotsu Group Holdings, Inc.	100	374
Milbon Co. Ltd.	1,400	58,689
Mimasu Semiconductor Industry Co. Ltd.	6,300	119,853
MINEBEA MITSUMI, Inc.(1)	177,200	3,071,052
Ministop Co. Ltd.(1)	1,900	19,407
MIRAIT ONE Corp.	20,400	228,276
Mirarth Holdings, Inc.(1)	16,000	44,514

Avantis International Equity ETF
	Shares	Value
MISUMI Group, Inc.	28,200	$670,582
Mito Securities Co. Ltd.	2,600	5,843
Mitsuba Corp.	6,200	23,488
Mitsubishi Chemical Group Corp.	602,700	3,510,644
Mitsubishi Corp.	141,000	4,789,919
Mitsubishi Electric Corp.	114,200	1,283,290
Mitsubishi Estate Co. Ltd.	32,700	406,468
Mitsubishi Gas Chemical Co., Inc.	14,500	205,415
Mitsubishi HC Capital, Inc.	208,340	1,087,650
Mitsubishi Heavy Industries Ltd.	88,900	3,275,932
Mitsubishi Logisnext Co. Ltd.	400	2,367
Mitsubishi Logistics Corp.	41,100	953,544
Mitsubishi Materials Corp.	14,800	230,392
Mitsubishi Motors Corp.(1)(2)	100,700	397,114
Mitsubishi Pencil Co. Ltd.	3,700	40,038
Mitsubishi Research Institute, Inc.	3,300	125,580
Mitsubishi Shokuhin Co. Ltd.	5,100	121,400
Mitsubishi Steel Manufacturing Co. Ltd.	2,900	26,361
Mitsubishi UFJ Financial Group, Inc., ADR(1)	997,664	7,113,344
Mitsuboshi Belting Ltd.	6,000	174,916
Mitsui & Co. Ltd.	141,100	3,960,094
Mitsui Chemicals, Inc.	72,800	1,756,309
Mitsui Fudosan Co. Ltd.	101,000	1,924,921
Mitsui High-Tec, Inc.	2,500	128,742
Mitsui Matsushima Holdings Co. Ltd.(1)	5,300	148,020
Mitsui Mining & Smelting Co. Ltd.(1)	40,900	1,009,194
Mitsui OSK Lines Ltd.(1)	98,600	2,575,442
Mitsui-Soko Holdings Co. Ltd.	36,700	1,062,647
Miura Co. Ltd.	4,400	106,176
Mixi, Inc.	5,000	98,262
Miyaji Engineering Group, Inc.	700	18,934
Miyazaki Bank Ltd.	1,900	37,900
Mizuho Financial Group, Inc., ADR(1)	1,075,258	3,387,063
Mizuho Leasing Co. Ltd.	12,700	341,735
Mizuho Medy Co. Ltd.	1,900	34,900
Mizuno Corp.(1)	4,400	101,659
Mochida Pharmaceutical Co. Ltd.	2,300	57,388
Monex Group, Inc.(1)	18,200	66,685
Monogatari Corp.	10,200	188,305
MonotaRO Co. Ltd.	10,400	141,454
Morinaga & Co. Ltd.	7,200	207,671
Morinaga Milk Industry Co. Ltd.	6,600	223,876
Morita Holdings Corp.	2,300	20,547
MOS Food Services, Inc.(1)	21,900	496,039
MS&AD Insurance Group Holdings, Inc.	87,300	2,856,816
m-up Holdings, Inc.	8,900	69,119
Murata Manufacturing Co. Ltd.	57,600	3,083,176
Musashi Seimitsu Industry Co. Ltd.(1)	11,900	153,641
Musashino Bank Ltd.(1)	3,800	70,775
Nabtesco Corp.	14,400	372,164
Nachi-Fujikoshi Corp.	2,900	83,844

Avantis International Equity ETF
	Shares	Value
Nafco Co. Ltd.	2,100	$28,035
Nagano Keiki Co. Ltd.	3,200	28,696
Nagase & Co. Ltd.(1)	13,000	193,132
Nagoya Railroad Co. Ltd.	2,400	36,426
Nakanishi, Inc.	10,700	221,500
Nakayama Steel Works Ltd.(1)	3,300	27,892
Nankai Electric Railway Co. Ltd.	8,200	166,261
Nanto Bank Ltd.(1)	9,300	183,781
NEC Capital Solutions Ltd.	2,200	43,929
NEC Corp.	50,700	1,814,466
NEC Networks & System Integration Corp.	4,200	51,500
NET One Systems Co. Ltd.	9,800	223,659
Neturen Co. Ltd.	4,800	23,996
Nexon Co. Ltd.	8,100	175,708
Nextage Co. Ltd.	5,900	132,656
NGK Insulators Ltd.	46,400	615,911
NGK Spark Plug Co. Ltd.(1)	27,300	548,980
NH Foods Ltd.	22,500	621,275
NHK Spring Co. Ltd.	67,100	446,885
Nichias Corp.	12,500	246,492
Nichicon Corp.(1)	9,000	89,164
Nichiha Corp.	8,500	164,187
Nichirei Corp.	19,400	383,000
Nichireki Co. Ltd.	700	7,613
Nidec Corp.	5,618	285,110
Nifco, Inc.	15,000	395,452
Nihon Chouzai Co. Ltd.	1,900	16,421
Nihon Dempa Kogyo Co. Ltd.(1)	13,000	133,190
Nihon Kohden Corp.	900	22,546
Nihon M&A Center Holdings, Inc.	7,100	59,197
Nihon Nohyaku Co. Ltd.	300	1,573
Nihon Parkerizing Co. Ltd.	7,500	56,098
Nikkon Holdings Co. Ltd.	8,900	161,898
Nikon Corp.	17,700	175,313
Nintendo Co. Ltd.	71,300	2,669,262
Nippn Corp.	6,000	71,336
Nippon Carbon Co. Ltd.	1,600	48,944
Nippon Chemical Industrial Co. Ltd.	1,300	19,280
Nippon Chemi-Con Corp.(2)	4,300	68,891
Nippon Coke & Engineering Co. Ltd.(1)	46,500	29,347
Nippon Denko Co. Ltd.	30,600	83,667
Nippon Densetsu Kogyo Co. Ltd.	8,900	99,523
Nippon Electric Glass Co. Ltd.	26,700	496,931
NIPPON EXPRESS HOLDINGS, Inc.	17,800	992,973
Nippon Fine Chemical Co. Ltd.	400	7,492
Nippon Gas Co. Ltd.	11,000	153,668
Nippon Kanzai Co. Ltd.(1)	500	9,507
Nippon Kayaku Co. Ltd.(1)	14,800	129,967
Nippon Koei Co. Ltd.	3,200	77,294
Nippon Light Metal Holdings Co. Ltd.	10,120	110,277
Nippon Paint Holdings Co. Ltd.	3,500	30,585

Avantis International Equity ETF
	Shares	Value
Nippon Paper Industries Co. Ltd.	23,500	$187,948
Nippon Parking Development Co. Ltd.	50,500	95,247
Nippon Pillar Packing Co. Ltd.	11,300	285,790
Nippon Road Co. Ltd.	700	36,067
Nippon Sanso Holdings Corp.	5,000	89,140
Nippon Seiki Co. Ltd.	6,500	42,438
Nippon Seisen Co. Ltd.	700	23,718
Nippon Sheet Glass Co. Ltd.(1)(2)	55,800	287,757
Nippon Shinyaku Co. Ltd.	2,600	116,439
Nippon Shokubai Co. Ltd.	6,800	282,237
Nippon Signal Company Ltd.(1)	3,600	27,361
Nippon Soda Co. Ltd.	6,800	230,664
Nippon Steel Corp.	220,900	4,936,618
Nippon Steel Trading Corp.	2,600	176,934
Nippon Telegraph & Telephone Corp.	122,900	3,561,251
Nippon Television Holdings, Inc.	7,000	57,622
Nippon Thompson Co. Ltd.	12,000	52,071
Nippon Yakin Kogyo Co. Ltd.(1)	3,400	109,036
Nippon Yusen KK(1)	160,100	4,161,477
Nipro Corp.(1)	48,500	368,885
Nishimatsu Construction Co. Ltd.(1)	5,600	149,607
Nishimatsuya Chain Co. Ltd.(1)	9,700	111,581
Nishi-Nippon Financial Holdings, Inc.	19,200	163,734
Nishi-Nippon Railroad Co. Ltd.(1)	14,700	256,207
Nishio Rent All Co. Ltd.	12,100	282,961
Nissan Chemical Corp.	14,100	619,183
Nissan Motor Co. Ltd.	283,500	1,100,654
Nissan Shatai Co. Ltd.	2,800	17,289
Nissha Co. Ltd.	6,800	90,460
Nisshin Oillio Group Ltd.	8,400	205,402
Nisshin Seifun Group, Inc.	12,700	146,750
Nisshinbo Holdings, Inc.	35,900	266,363
Nissin Electric Co. Ltd.	10,800	134,417
Nissin Foods Holdings Co. Ltd.	2,900	241,513
Nisso Corp.	4,400	21,895
Nissui Corp.	74,600	299,006
Nitori Holdings Co. Ltd.	4,500	508,528
Nitta Corp.	1,600	35,201
Nittetsu Mining Co. Ltd.	5,800	156,221
Nitto Denko Corp.	65,300	3,931,410
Nitto Kogyo Corp.(1)	5,500	107,009
Nittoc Construction Co. Ltd.	2,600	18,498
Noevir Holdings Co. Ltd.	800	31,742
NOF Corp.	3,800	161,649
Nohmi Bosai Ltd.	3,100	37,529
Nojima Corp.	22,600	224,950
NOK Corp.(1)	26,200	256,910
Nomura Micro Science Co. Ltd.	1,300	42,786
Noritake Co. Ltd.	1,800	59,868
Noritsu Koki Co. Ltd.	2,600	42,486
Noritz Corp.	4,200	50,784

Avantis International Equity ETF
	Shares	Value
North Pacific Bank Ltd.(1)	40,000	$93,119
NS Solutions Corp.	300	7,818
NS Tool Co. Ltd.	900	7,155
NS United Kaiun Kaisha Ltd.(1)	4,100	132,954
NSD Co. Ltd.(1)	2,200	37,964
NSK Ltd.(1)	44,800	248,142
NTN Corp.(1)	67,500	166,938
NTT Data Corp.	129,700	1,799,541
Obayashi Corp.	164,100	1,213,851
Obic Co. Ltd.	3,500	512,783
Odakyu Electric Railway Co. Ltd.(1)	5,400	65,463
Ogaki Kyoritsu Bank Ltd.	4,800	70,861
Ohsho Food Service Corp.	400	17,889
Oiles Corp.	1,800	21,774
Oisix ra daichi, Inc.(2)	3,400	59,550
Oji Holdings Corp.	164,400	667,082
Okamoto Industries, Inc.	900	25,773
Okamoto Machine Tool Works Ltd.	700	27,237
Okamura Corp.	8,100	81,563
Okasan Securities Group, Inc.(1)	20,100	64,500
Oki Electric Industry Co. Ltd.	13,600	70,962
Okinawa Cellular Telephone Co.	3,600	84,613
Okinawa Electric Power Co., Inc.	9,175	69,386
Okinawa Financial Group, Inc.	2,600	45,619
OKUMA Corp.	3,700	148,955
Okumura Corp.	41,100	991,439
Okura Industrial Co. Ltd.	1,700	24,823
Olympus Corp.	112,400	1,893,456
Omron Corp.	6,600	354,309
Ono Pharmaceutical Co. Ltd.	45,900	934,890
Onoken Co. Ltd.(1)	2,600	29,029
Onward Holdings Co. Ltd.(1)	23,400	58,570
Open House Group Co. Ltd.	19,000	683,856
Oracle Corp. Japan	2,200	149,891
Organo Corp.	6,400	159,685
Orient Corp.(1)	7,520	64,498
Oriental Land Co. Ltd.	2,400	383,244
Oriental Shiraishi Corp.	34,700	83,082
ORIX Corp., ADR	45,154	4,035,865
Osaka Gas Co. Ltd.	9,300	151,063
Osaka Organic Chemical Industry Ltd.	4,100	60,226
Osaka Soda Co. Ltd.	18,500	584,718
Osaka Steel Co. Ltd.	2,100	21,003
OSAKA Titanium Technologies Co. Ltd.(1)	12,000	240,791
Osaki Electric Co. Ltd.	4,600	18,072
OSG Corp.	25,100	357,577
Otsuka Corp.	11,600	391,038
Otsuka Holdings Co. Ltd.	14,200	430,202
Outsourcing, Inc.	14,100	136,621
Oyo Corp.	2,100	31,991
Pacific Industrial Co. Ltd.(1)	11,000	93,924

Avantis International Equity ETF
	Shares	Value
Pack Corp.	2,400	$52,896
PAL GROUP Holdings Co. Ltd.	10,300	210,394
PALTAC Corp.	8,700	316,432
Pan Pacific International Holdings Corp.	103,900	1,899,162
Panasonic Holdings Corp.	317,600	2,773,291
Paramount Bed Holdings Co. Ltd.	13,300	232,624
Park24 Co. Ltd.(2)	9,600	140,655
Pasona Group, Inc.	4,800	67,365
PCA Corp.(1)	300	2,775
Pegasus Sewing Machine Manufacturing Co. Ltd.	6,300	31,332
Penta-Ocean Construction Co. Ltd.	216,600	1,032,253
Persol Holdings Co. Ltd.	26,400	528,751
Pigeon Corp.	1,300	20,053
Pilot Corp.	6,400	205,675
Piolax, Inc.	3,900	57,547
Pola Orbis Holdings, Inc.	1,700	21,704
Pole To Win Holdings, Inc.	5,600	35,395
Premium Group Co. Ltd.	9,200	108,075
Press Kogyo Co. Ltd.	21,300	75,068
Pressance Corp.	1,900	23,857
Prestige International, Inc.	21,900	101,944
Prima Meat Packers Ltd.	7,100	111,626
Procrea Holdings, Inc.(1)	4,400	74,159
PS Mitsubishi Construction Co. Ltd.(1)	4,400	21,320
Qol Holdings Co. Ltd.(1)	1,800	15,743
Raccoon Holdings, Inc.(1)	3,300	26,368
Raito Kogyo Co. Ltd.	7,600	109,223
Raiznext Corp.(1)	3,800	38,458
Rakus Co. Ltd.	5,200	64,721
Rakuten Group, Inc.	72,100	355,394
RaQualia Pharma, Inc.(2)	5,700	36,463
Rasa Industries Ltd.	2,200	35,637
Raysum Co. Ltd.	2,000	19,535
Recruit Holdings Co. Ltd.	81,500	2,185,489
Relia, Inc.	6,600	70,649
Relo Group, Inc.(1)	72,600	1,159,414
Remixpoint, Inc.(1)(2)	26,200	45,720
Renesas Electronics Corp.(2)	95,200	1,229,745
Rengo Co. Ltd.(1)	32,600	211,823
RENOVA, Inc.(1)(2)	1,900	29,284
Resona Holdings, Inc.	558,556	3,076,460
Resonac Holdings Corp.	23,100	379,359
Resorttrust, Inc.	33,800	528,431
Restar Holdings Corp.(1)	3,300	56,210
Retail Partners Co. Ltd.(1)	2,200	20,742
Ricoh Co. Ltd.	177,100	1,375,876
Ricoh Leasing Co. Ltd.	5,400	159,586
Riken Corp.	1,500	29,123
Riken Keiki Co. Ltd.	3,000	110,844
Riken Technos Corp.	5,400	23,157
Riken Vitamin Co. Ltd.	2,800	42,688

Avantis International Equity ETF
	Shares	Value
Rinnai Corp.	2,600	$182,371
Riso Kagaku Corp.(1)	1,500	27,292
Riso Kyoiku Co. Ltd.(1)	18,700	46,008
Rohm Co. Ltd.	11,100	854,841
Rohto Pharmaceutical Co. Ltd.	54,400	988,929
Rokko Butter Co. Ltd.	300	2,951
Roland DG Corp.	2,400	55,948
Rorze Corp.(1)	1,100	85,613
Round One Corp.	67,500	256,427
RPA Holdings, Inc.(2)	100	246
RS Technologies Co. Ltd.	4,400	111,022
Ryobi Ltd.	5,200	57,878
Ryoden Corp.(1)	1,800	25,359
Ryohin Keikaku Co. Ltd.(1)	31,400	316,103
Ryosan Co. Ltd.(1)	3,700	84,234
S Foods, Inc.(1)	8,000	163,739
Sakai Chemical Industry Co. Ltd.(1)	2,500	33,345
Sakai Moving Service Co. Ltd.	2,200	72,285
Sakata INX Corp.	6,000	45,552
Sala Corp.	17,000	91,243
San Holdings, Inc.	400	6,100
San ju San Financial Group, Inc.	1,900	24,347
San-A Co. Ltd.(1)	1,200	36,986
San-Ai Obbli Co. Ltd.	16,000	164,037
Sangetsu Corp.	20,500	372,317
San-In Godo Bank Ltd.	24,400	152,007
Sanken Electric Co. Ltd.	5,800	395,407
Sanki Engineering Co. Ltd.	8,600	96,488
Sankyo Co. Ltd.	32,900	1,340,784
Sankyu, Inc.	15,800	581,291
Sanoh Industrial Co. Ltd.(1)	3,200	16,591
Santen Pharmaceutical Co. Ltd.	30,000	229,027
Sanwa Holdings Corp.	100,100	1,055,170
Sanyo Chemical Industries Ltd.	1,800	56,757
Sanyo Denki Co. Ltd.	1,700	70,608
Sanyo Electric Railway Co. Ltd.	1,800	29,323
Sanyo Special Steel Co. Ltd.(1)	3,900	75,093
Sanyo Trading Co. Ltd.	2,200	18,589
Sapporo Holdings Ltd.	21,800	512,251
Sato Holdings Corp.	5,800	96,277
Sawai Group Holdings Co. Ltd.	11,100	307,327
SB Technology Corp.(1)	1,000	14,761
SBI Holdings, Inc.(1)	40,000	862,211
SBI Shinsei Bank Ltd.	10,900	198,439
SBS Holdings, Inc.	2,100	49,358
SCREEN Holdings Co. Ltd.(1)	8,700	694,348
Scroll Corp.(1)	5,700	34,064
SCSK Corp.	20,400	296,004
Secom Co. Ltd.	12,000	697,853
Sega Sammy Holdings, Inc.	13,800	235,928
Seibu Holdings, Inc.	23,000	231,522

Avantis International Equity ETF
	Shares	Value
Seikagaku Corp.	4,800	$29,083
Seikitokyu Kogyo Co. Ltd.(1)	3,600	22,019
Seiko Epson Corp.	57,100	787,277
Seiko Group Corp.	13,300	281,775
Seino Holdings Co. Ltd.	35,300	364,375
Seiren Co. Ltd.(1)	8,000	140,603
Sekisui Chemical Co. Ltd.	156,300	2,095,389
Sekisui House Ltd.	39,400	745,969
Sekisui Jushi Corp.	4,900	71,093
Senko Group Holdings Co. Ltd.	29,600	209,427
Senshu Electric Co. Ltd.	4,500	119,012
Senshu Ikeda Holdings, Inc.	40,600	78,396
Septeni Holdings Co. Ltd.(1)	19,800	48,644
Seria Co. Ltd.	12,400	240,582
Seven & i Holdings Co. Ltd.(1)	90,200	4,032,548
Seven Bank Ltd.(1)	150,200	302,159
SG Holdings Co. Ltd.	25,100	361,900
Sharp Corp.(1)	19,200	132,472
Shibaura Mechatronics Corp.	1,700	181,837
SHIFT, Inc.(2)	300	49,667
Shiga Bank Ltd.	10,200	217,990
Shikoku Bank Ltd.	3,300	23,434
Shikoku Electric Power Co., Inc.	5,400	28,942
Shikoku Kasei Holdings Corp.(1)	3,300	30,872
Shima Seiki Manufacturing Ltd.	1,600	21,812
Shimadzu Corp.	13,600	392,754
Shimamura Co. Ltd.	3,300	308,283
Shimano, Inc.	2,400	373,200
Shimizu Corp.	88,900	479,872
Shin Nippon Air Technologies Co. Ltd.	300	4,346
Shin Nippon Biomedical Laboratories Ltd.(1)	5,500	113,975
Shinagawa Refractories Co. Ltd.	1,200	39,436
Shindengen Electric Manufacturing Co. Ltd.(1)	1,500	38,889
Shin-Etsu Chemical Co. Ltd.	50,600	7,014,732
Shin-Etsu Polymer Co. Ltd.	1,900	18,872
Shinko Electric Industries Co. Ltd.(1)	12,600	345,644
Shinmaywa Industries Ltd.	15,500	127,917
Shinsho Corp.	1,300	56,562
Shinwa Co. Ltd.(1)	1,400	21,539
Shionogi & Co. Ltd.	13,700	606,938
Ship Healthcare Holdings, Inc.(1)	19,500	351,952
Shiseido Co. Ltd.	19,032	876,948
Shizuoka Financial Group, Inc.	35,000	279,667
Shizuoka Gas Co. Ltd.	2,700	22,377
SHO-BOND Holdings Co. Ltd.	2,300	90,720
Shoei Co. Ltd.	5,700	226,017
Shofu, Inc.	1,000	15,465
Showa Sangyo Co. Ltd.	2,000	37,830
SIGMAXYZ Holdings, Inc.(1)	6,200	50,729
Siix Corp.	5,300	57,986
Sinanen Holdings Co. Ltd.	1,300	33,269

Avantis International Equity ETF
	Shares	Value
Sinfonia Technology Co. Ltd.	4,600	$56,146
Sinko Industries Ltd.	500	5,787
SKY Perfect JSAT Holdings, Inc.	45,500	172,686
Skylark Holdings Co. Ltd.(2)	4,900	57,352
SMC Corp.	495	251,612
SMS Co. Ltd.	6,100	146,076
Snow Peak, Inc.(1)	4,600	74,510
Sodick Co. Ltd.	10,600	59,524
Softbank Corp.(1)	229,200	2,585,597
SoftBank Group Corp.	53,300	2,155,519
Softcreate Holdings Corp.	2,000	50,689
Sohgo Security Services Co. Ltd.	6,800	178,482
Sojitz Corp.	212,480	4,079,133
Soken Chemical & Engineering Co. Ltd.	1,000	13,140
Solasto Corp.	4,800	23,887
Soliton Systems KK	200	1,471
Sompo Holdings, Inc.	52,000	2,232,417
Sony Group Corp., ADR	121,342	10,141,764
Sosei Group Corp.(1)(2)	17,900	289,922
Sparx Group Co. Ltd.(1)	3,440	40,329
S-Pool, Inc.(1)	13,100	61,879
Square Enix Holdings Co. Ltd.	5,500	245,159
SRA Holdings	300	6,706
Stanley Electric Co. Ltd.	6,900	143,888
Star Micronics Co. Ltd.	10,500	133,188
Starts Corp., Inc.	8,900	168,020
Starzen Co. Ltd.	1,600	25,773
Stella Chemifa Corp.	1,600	30,070
Strike Co. Ltd.	1,300	36,196
Studio Alice Co. Ltd.(1)	2,000	30,221
Subaru Corp.	122,600	1,964,203
Sugi Holdings Co. Ltd.(1)	2,100	87,908
SUMCO Corp.	137,300	1,894,523
Sumida Corp.	13,900	166,219
Sumitomo Bakelite Co. Ltd.	4,900	171,125
Sumitomo Chemical Co. Ltd.(1)	499,600	1,750,596
Sumitomo Corp.	216,700	3,693,169
Sumitomo Densetsu Co. Ltd.	2,700	48,074
Sumitomo Electric Industries Ltd.	142,900	1,758,522
Sumitomo Forestry Co. Ltd.	15,800	303,187
Sumitomo Heavy Industries Ltd.	22,400	527,364
Sumitomo Metal Mining Co. Ltd.	23,700	882,239
Sumitomo Mitsui Construction Co. Ltd.	45,200	141,662
Sumitomo Mitsui Financial Group, Inc., ADR(1)	666,436	5,817,986
Sumitomo Mitsui Trust Holdings, Inc.	63,300	2,345,266
Sumitomo Osaka Cement Co. Ltd.(1)	47,700	1,332,513
Sumitomo Pharma Co. Ltd.	15,200	95,168
Sumitomo Realty & Development Co. Ltd.	40,200	949,047
Sumitomo Riko Co. Ltd.	7,400	38,313
Sumitomo Rubber Industries Ltd.	24,400	219,688
Sumitomo Seika Chemicals Co. Ltd.	5,400	173,692

Avantis International Equity ETF
	Shares	Value
Sumitomo Warehouse Co. Ltd.(1)	11,200	$175,107
Sun Corp.	4,400	74,262
Sun Frontier Fudousan Co. Ltd.	9,400	85,278
Sundrug Co. Ltd.	28,400	768,922
Suntory Beverage & Food Ltd.	10,400	364,822
Sun-Wa Technos Corp.	2,500	37,370
Suruga Bank Ltd.(1)	40,900	128,572
Suzuken Co. Ltd.	15,900	401,517
Suzuki Motor Corp.	24,000	842,186
SWCC Showa Holdings Co. Ltd.(1)	9,100	126,825
SymBio Pharmaceuticals Ltd.(1)(2)	12,000	41,829
Sysmex Corp.	5,600	335,445
Systena Corp.	49,700	116,845
Syuppin Co. Ltd.	4,200	27,829
T Hasegawa Co. Ltd.(1)	2,500	53,872
T RAD Co. Ltd.(1)	1,400	23,496
T&D Holdings, Inc.	196,600	2,977,349
Tachi-S Co. Ltd.	8,300	75,919
Tadano Ltd.	17,200	130,915
Taihei Dengyo Kaisha Ltd.	2,700	76,967
Taiheiyo Cement Corp.	57,300	1,053,500
Taikisha Ltd.	1,600	42,102
Taisei Corp.	49,300	1,607,337
Taisei Lamick Co. Ltd.	200	4,260
Taisho Pharmaceutical Holdings Co. Ltd.(1)	1,300	51,250
Taiyo Holdings Co. Ltd.(1)	6,400	111,113
Taiyo Yuden Co. Ltd.	64,700	1,959,245
Takamatsu Construction Group Co. Ltd.	1,800	26,511
Takaoka Toko Co. Ltd.	2,800	43,869
Takara & Co. Ltd.	2,300	37,626
Takara Holdings, Inc.	1,700	13,415
Takara Standard Co. Ltd.	6,200	65,512
Takasago International Corp.	2,500	46,548
Takasago Thermal Engineering Co. Ltd.	16,500	253,763
Takashimaya Co. Ltd.(1)	26,000	362,103
Take & Give Needs Co. Ltd.(2)	2,800	29,312
Takeda Pharmaceutical Co. Ltd., ADR	152,488	2,340,691
Takuma Co. Ltd.	6,600	66,456
Tama Home Co. Ltd.(1)	6,700	167,103
Tanseisha Co. Ltd.	1,100	5,751
Tayca Corp.	200	1,736
TBS Holdings, Inc.	3,700	48,604
TDC Soft, Inc.(1)	200	2,224
TDK Corp.	76,300	2,554,630
TechMatrix Corp.	8,500	92,236
TECHNO ASSOCIE Co. Ltd.	200	2,484
TechnoPro Holdings, Inc.	14,700	372,999
Teijin Ltd.	189,500	1,969,015
Teikoku Electric Manufacturing Co. Ltd.	4,400	86,207
Teikoku Sen-I Co. Ltd.	300	3,575
Tenma Corp.	1,800	31,063

Avantis International Equity ETF
	Shares	Value
Terumo Corp.	8,400	$225,820
T-Gaia Corp.(1)	6,300	75,872
THK Co. Ltd.	5,800	129,895
TIS, Inc.	108,400	2,690,943
TKC Corp.	1,900	51,259
Toa Corp.(1)	2,500	48,720
TOA ROAD Corp.	300	15,450
Toagosei Co. Ltd.	15,500	142,636
Tobu Railway Co. Ltd.	36,800	821,597
TOC Co. Ltd.	3,500	17,320
Tocalo Co. Ltd.	15,600	144,612
Tochigi Bank Ltd.	18,200	44,496
Toda Corp.(1)	27,900	145,410
Toei Animation Co. Ltd.(1)	200	20,004
Toho Bank Ltd.(1)	24,600	43,737
Toho Co. Ltd.(1)	2,400	83,544
Toho Holdings Co. Ltd.	16,500	266,802
Toho Titanium Co. Ltd.(1)	6,700	97,292
Toho Zinc Co. Ltd.(1)	2,000	31,318
Tohoku Electric Power Co., Inc.	41,900	199,434
Tokai Carbon Co. Ltd.	20,300	198,214
Tokai Corp.	1,400	19,597
TOKAI Holdings Corp.(1)	35,700	229,925
Tokai Rika Co. Ltd.(1)	15,000	171,911
Tokai Tokyo Financial Holdings, Inc.	43,400	121,426
Token Corp.	1,000	56,786
Tokio Marine Holdings, Inc.	238,600	5,065,628
Tokushu Tokai Paper Co. Ltd.	900	19,982
Tokuyama Corp.(1)	17,500	278,970
Tokyo Century Corp.	4,400	147,161
Tokyo Electric Power Co. Holdings, Inc.(2)	247,600	820,376
Tokyo Electron Device Ltd.	1,700	101,236
Tokyo Electron Ltd.	6,700	2,298,783
Tokyo Gas Co. Ltd.	46,000	887,222
Tokyo Kiraboshi Financial Group, Inc.	11,900	254,118
Tokyo Ohka Kogyo Co. Ltd.	7,100	374,769
Tokyo Rope Manufacturing Co. Ltd.	2,600	24,017
Tokyo Seimitsu Co. Ltd.(1)	11,500	419,846
Tokyo Steel Manufacturing Co. Ltd.	23,400	258,625
Tokyo Tatemono Co. Ltd.	39,000	477,588
Tokyotokeiba Co. Ltd.	3,100	86,018
Tokyu Construction Co. Ltd.	25,400	129,003
Tokyu Corp.	24,300	292,741
Tokyu Fudosan Holdings Corp.	83,300	402,387
TOMONY Holdings, Inc.	24,600	71,169
Tomy Co. Ltd.	22,100	215,971
Topcon Corp.	32,100	422,198
Toppan, Inc.	29,100	526,257
Topre Corp.(1)	11,500	101,012
Topy Industries Ltd.	2,100	29,412
Toray Industries, Inc.	452,200	2,589,032

Avantis International Equity ETF
	Shares	Value
Torex Semiconductor Ltd.	1,100	$19,701
Toridoll Holdings Corp.(1)	30,300	606,348
Torii Pharmaceutical Co. Ltd.	1,300	29,969
Torishima Pump Manufacturing Co. Ltd.	2,100	23,673
Tosei Corp.	6,200	67,099
Toshiba Corp.	26,400	817,019
Toshiba TEC Corp.	4,100	114,449
Tosoh Corp.	49,600	675,016
Totetsu Kogyo Co. Ltd.(1)	2,100	42,290
TOTO Ltd.	6,400	213,877
Towa Corp.(1)	1,800	25,141
Toyo Construction Co. Ltd.	15,800	102,856
Toyo Corp.	1,900	18,399
Toyo Engineering Corp.(2)	7,700	33,172
Toyo Gosei Co. Ltd.(1)	800	53,853
Toyo Ink SC Holdings Co. Ltd.	6,800	96,578
Toyo Kanetsu KK(1)	2,800	56,535
Toyo Securities Co. Ltd.	15,400	39,237
Toyo Seikan Group Holdings Ltd.	56,000	728,719
Toyo Suisan Kaisha Ltd.	3,100	125,414
Toyo Tanso Co. Ltd.	3,100	101,825
Toyo Tire Corp.	24,100	285,285
Toyobo Co. Ltd.(1)	20,100	158,114
Toyoda Gosei Co. Ltd.	19,000	309,501
Toyota Boshoku Corp.	7,700	119,780
Toyota Industries Corp.	8,300	486,962
Toyota Motor Corp., ADR(1)	78,924	10,727,350
Toyota Tsusho Corp.	36,200	1,476,363
TPR Co. Ltd.	6,300	64,505
Trancom Co. Ltd.	1,600	78,438
Transcosmos, Inc.	7,900	194,272
TRE Holdings Corp.(1)	13,196	146,989
Trend Micro, Inc.	49,900	2,346,328
Trusco Nakayama Corp.	8,500	140,976
TS Tech Co. Ltd.	15,300	194,092
TSI Holdings Co. Ltd.(1)	17,400	78,895
Tsubakimoto Chain Co.	16,900	395,893
Tsuburaya Fields Holdings, Inc.(1)	8,500	260,033
Tsugami Corp.	6,900	74,475
Tsukuba Bank Ltd.	15,100	26,290
Tsumura & Co.	1,300	24,721
Tsuruha Holdings, Inc.	2,000	140,847
Tsuzuki Denki Co. Ltd.	100	1,061
TV Asahi Holdings Corp.	4,100	43,738
UACJ Corp.	7,900	154,867
UBE Corp.(1)	26,100	391,434
Uchida Yoko Co. Ltd.	1,600	58,596
Ulvac, Inc.	11,900	456,163
Unicharm Corp.	9,500	351,617
Union Tool Co.	800	18,986
Unipres Corp.	8,500	50,310

Avantis International Equity ETF
	Shares	Value
United Arrows Ltd.(1)	5,300	$67,873
United Super Markets Holdings, Inc.(1)	6,600	54,307
UNITED, Inc.	200	1,827
Unitika Ltd.(2)	8,800	15,054
Universal Entertainment Corp.(2)	8,000	138,522
Ushio, Inc.	6,100	69,696
USS Co. Ltd.	100,500	1,630,476
UT Group Co. Ltd.	4,500	81,864
V Technology Co. Ltd.	1,700	30,659
Valor Holdings Co. Ltd.	8,200	118,131
Valqua Ltd.	6,100	147,991
Value HR Co. Ltd.	500	5,932
ValueCommerce Co. Ltd.	2,400	29,545
Vector, Inc.	8,100	82,728
Vertex Corp.(1)	4,200	40,800
Vital KSK Holdings, Inc.	3,300	22,288
VT Holdings Co. Ltd.	18,200	68,108
Wacoal Holdings Corp.	5,800	104,361
Wacom Co. Ltd.(1)	10,300	49,434
Wakachiku Construction Co. Ltd.(1)	2,200	50,938
Wakita & Co. Ltd.(1)	3,600	29,799
Warabeya Nichiyo Holdings Co. Ltd.(1)	3,900	53,214
WDB Holdings Co. Ltd.	1,400	21,163
Weathernews, Inc.	300	14,757
Welcia Holdings Co. Ltd.(1)	8,900	194,831
West Holdings Corp.(1)	1,300	31,997
West Japan Railway Co.	7,300	283,335
Will Group, Inc.	200	1,668
World Co. Ltd.(2)	5,000	52,101
World Holdings Co. Ltd.	900	18,227
Xebio Holdings Co. Ltd.	4,500	33,331
Yakult Honsha Co. Ltd.	33,700	2,297,198
YAKUODO Holdings Co. Ltd.(1)	1,000	17,832
YAMABIKO Corp.	5,600	51,930
Yamada Holdings Co. Ltd.(1)	293,100	1,031,128
Yamae Group Holdings Co. Ltd.	1,300	17,281
Yamagata Bank Ltd.(1)	2,500	22,798
Yamaguchi Financial Group, Inc.(1)	71,400	482,157
Yamaha Corp.	3,900	147,977
Yamaha Motor Co. Ltd.	110,800	2,834,841
Yamaichi Electronics Co. Ltd.(1)	10,300	138,507
YA-MAN Ltd.(1)	2,000	23,059
Yamato Holdings Co. Ltd.	25,200	425,646
Yamato Kogyo Co. Ltd.	3,900	156,334
Yamazaki Baking Co. Ltd.	49,100	570,012
Yamazen Corp.	16,500	126,852
Yaoko Co. Ltd.	3,100	156,152
Yaskawa Electric Corp.(1)	14,100	554,751
Yellow Hat Ltd.	8,800	114,924
Yodogawa Steel Works Ltd.	3,600	71,556
Yokogawa Bridge Holdings Corp.	12,700	191,507

Avantis International Equity ETF
	Shares	Value
Yokogawa Electric Corp.	11,700	$174,743
Yokohama Rubber Co. Ltd.	20,500	389,028
Yokorei Co. Ltd.	11,800	86,893
Yondoshi Holdings, Inc.(1)	2,200	28,111
Yonex Co. Ltd.	18,000	174,613
Yotai Refractories Co. Ltd.	1,900	21,053
Yuasa Trading Co. Ltd.(1)	14,700	394,880
Yukiguni Maitake Co. Ltd.	3,000	22,640
Z Holdings Corp.(1)	73,600	197,590
Zenkoku Hosho Co. Ltd.(1)	8,200	312,407
Zenrin Co. Ltd.	7,500	46,328
Zensho Holdings Co. Ltd.	15,267	429,841
Zeon Corp.	26,600	251,591
ZERIA Pharmaceutical Co. Ltd.	4,500	72,405
ZIGExN Co. Ltd.	7,900	25,116
ZOZO, Inc.	8,400	186,696
		494,157,309
Netherlands — 3.7%
Aalberts NV	39,957	1,942,366
ABN AMRO Bank NV, CVA	187,561	3,309,733
Adyen NV(2)	3,463	4,908,558
Aegon NV, NY Shares	797,981	4,125,562
AerCap Holdings NV(2)	55,465	3,463,235
Akzo Nobel NV	36,293	2,655,009
AMG Advanced Metallurgical Group NV	21,596	850,338
Arcadis NV	12,453	514,951
ASM International NV	9,377	3,196,300
ASML Holding NV, NY Shares	30,827	19,042,763
ASR Nederland NV	70,717	3,218,390
BE Semiconductor Industries NV	26,212	2,023,342
Beter Bed Holding NV	3,278	10,776
Brunel International NV	4,395	54,337
Coca-Cola Europacific Partners PLC	34,747	1,911,085
Constellium SE(2)	12,014	192,104
Corbion NV	3,487	131,004
Flow Traders Ltd.	10,254	248,813
ForFarmers NV(1)	6,503	22,606
Fugro NV(2)	57,890	728,782
Heijmans NV, CVA	5,110	66,655
Heineken Holding NV	1,152	98,553
Heineken NV	22,072	2,249,766
IMCD NV	2,751	435,459
ING Groep NV, ADR(1)	643,337	8,987,418
InPost SA(2)	49,743	411,639
Just Eat Takeaway.com NV(2)	20,846	453,407
Kendrion NV	1,780	30,163
Koninklijke Ahold Delhaize NV	230,807	7,328,554
Koninklijke BAM Groep NV(2)	130,214	332,836
Koninklijke DSM NV	16,014	1,973,405
Koninklijke KPN NV	987,828	3,386,282
Koninklijke Philips NV, NY Shares	27,968	456,717

Avantis International Equity ETF
	Shares	Value
Koninklijke Vopak NV	32,847	$1,047,919
NN Group NV	71,429	2,891,200
OCI NV	53,372	1,772,894
Ordina NV	8,994	36,787
Pharming Group NV(1)(2)	184,523	223,360
PostNL NV(1)	166,586	290,803
Prosus NV(2)	46,160	3,309,172
Randstad NV	9,707	595,623
SBM Offshore NV	14,903	218,085
SIF Holding NV(1)	604	7,789
Signify NV	4,966	172,072
Sligro Food Group NV	7,515	126,512
TKH Group NV, CVA	8,914	411,099
TomTom NV(1)(2)	4,565	35,164
Universal Music Group NV	27,749	653,804
Van Lanschot Kempen NV	4,210	122,797
Wolters Kluwer NV	19,025	2,202,477
		92,878,465
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)(2)	95,348	425,930
Air New Zealand Ltd.(2)	324,471	158,147
Arvida Group Ltd.	63,083	39,395
Auckland International Airport Ltd.(2)	96,187	519,744
Channel Infrastructure NZ Ltd.(2)	2,544	2,279
Chorus Ltd.	269,750	1,383,146
Contact Energy Ltd.	93,954	444,750
EBOS Group Ltd.	14,127	386,735
Fisher & Paykel Healthcare Corp. Ltd.	25,846	413,702
Fletcher Building Ltd.	102,577	300,554
Genesis Energy Ltd.	53,599	95,947
Hallenstein Glasson Holdings Ltd.	3,630	12,221
Heartland Group Holdings Ltd.(1)	48,998	54,808
Infratil Ltd.	46,257	251,421
KMD Brands Ltd.	94,852	66,151
Mercury NZ Ltd.	40,890	158,490
Meridian Energy Ltd.	37,261	122,303
NZX Ltd.	4,193	3,155
Oceania Healthcare Ltd.	83,326	40,109
Pushpay Holdings Ltd.(2)	135,217	105,961
Restaurant Brands New Zealand Ltd.	933	3,487
Ryman Healthcare Ltd.(1)	63,101	204,843
Skellerup Holdings Ltd.	11,000	35,386
SKYCITY Entertainment Group Ltd.(2)	170,074	273,095
Spark New Zealand Ltd.	623,095	1,923,850
Summerset Group Holdings Ltd.	26,652	151,451
Tourism Holdings Ltd.(2)	3,514	8,716
TOWER Ltd.	29,792	11,325
Vista Group International Ltd.(2)	6	5
		7,597,106
Norway — 0.8%
2020 Bulkers Ltd.(1)(2)	4,054	42,362

Avantis International Equity ETF
	Shares	Value
ABG Sundal Collier Holding ASA	59,246	$36,857
Adevinta ASA(2)	6,703	50,088
Aker BP ASA	15,810	424,350
Aker Horizons ASA(1)(2)	143	161
Aker Solutions ASA	26,621	112,448
AMSC ASA(2)	2,356	10,041
Atea ASA(2)	1,331	15,201
Austevoll Seafood ASA	4,629	39,553
Axactor ASA(1)(2)	598	409
B2Holding ASA	18,817	13,946
Bakkafrost P/F	1,289	84,334
Belships ASA	16,794	31,408
Bonheur ASA	3,589	96,302
Borr Drilling Ltd.(2)	27,304	189,749
Borregaard ASA	9,187	155,752
BW Energy Ltd.(2)	16,174	45,398
BW LPG Ltd.	28,956	253,302
BW Offshore Ltd.	23,808	65,293
DNB Bank ASA	111,362	2,222,252
DNO ASA	166,215	190,454
Entra ASA	8,571	95,632
Equinor ASA, ADR	112,615	3,435,884
Europris ASA	16,840	118,721
FLEX LNG Ltd.	8,993	313,281
Frontline PLC	13,650	257,712
Gjensidige Forsikring ASA	8,308	147,258
Golden Ocean Group Ltd.	39,604	405,090
Hafnia Ltd.	34,419	208,657
Hexagon Composites ASA(2)	22	79
Hexagon Purus ASA(1)(2)	4	13
Hoegh Autoliners ASA	3,228	21,162
Hunter Group ASA	48,000	640
Kid ASA	3,728	30,907
Kitron ASA	6,243	20,494
Kongsberg Automotive ASA(2)	138,092	41,552
Kongsberg Gruppen ASA	14,000	581,781
Leroy Seafood Group ASA	10,584	52,483
Mowi ASA(1)	30,619	528,630
MPC Container Ships ASA	65,058	115,603
Multiconsult ASA	829	11,350
NEL ASA(1)(2)	46,132	69,660
Nordic Semiconductor ASA(2)	7,952	114,325
Norsk Hydro ASA	300,940	2,190,471
Norske Skog ASA(2)	11,693	75,380
Norwegian Energy Co. ASA(2)	6,842	265,178
Odfjell Drilling Ltd.(2)	26,851	69,402
Odfjell Technology Ltd.(2)	2,866	14,910
Orkla ASA	20,154	135,652
Otello Corp. ASA	1,983	1,510
Panoro Energy ASA	14,083	40,616
Pareto Bank ASA	2,473	13,939

Avantis International Equity ETF
	Shares	Value
Petronor E&P ASA(2)	8,972	$681
PGS ASA(1)(2)	179,549	175,279
Protector Forsikring ASA	11,708	164,535
Rana Gruber ASA	8,236	49,299
Salmar ASA	1,424	59,032
Scatec ASA	20,127	135,956
Schibsted ASA, B Shares	33,441	636,119
Schibsted ASA, Class A	15,181	308,059
SpareBank 1 Nord Norge	17,847	177,076
SpareBank 1 Oestlandet	4,121	49,871
SpareBank 1 SMN	19,539	257,695
SpareBank 1 Sorost-Norge	2,242	12,042
SpareBank 1 SR-Bank ASA	8,851	110,581
Sparebanken Vest	6,101	59,126
Stolt-Nielsen Ltd.	2,348	72,585
Storebrand ASA	233,631	1,928,543
Subsea 7 SA	78,164	1,015,297
Telenor ASA	37,667	422,354
TGS ASA	29,024	522,451
TOMRA Systems ASA	16,586	264,561
Veidekke ASA	13,219	147,713
Wallenius Wilhelmsen ASA	24,995	218,514
Yara International ASA	22,338	1,061,922
		21,306,923
Portugal — 0.2%
Altri SGPS SA(1)	22,911	112,218
Banco Comercial Portugues SA, R Shares	1,163,873	280,268
Corticeira Amorim SGPS SA	3,340	34,508
CTT-Correios de Portugal SA	16,069	63,765
EDP - Energias de Portugal SA	317,360	1,598,136
EDP Renovaveis SA	7,020	143,662
Galp Energia SGPS SA	174,422	2,127,865
Greenvolt-Energias Renovaveis SA(1)(2)	374	2,865
Jeronimo Martins SGPS SA	14,203	291,530
Navigator Co. SA	4,889	17,195
NOS SGPS SA	16,900	74,677
REN - Redes Energeticas Nacionais SGPS SA	154,285	414,819
Sonae SGPS SA	124,809	136,747
		5,298,255
Singapore — 1.4%
Aspen Group Holdings Ltd.(2)	439	12
Avarga Ltd.(2)	97,900	16,354
Boustead Singapore Ltd.	1,000	653
Bumitama Agri Ltd.	141,800	67,771
Capitaland India Trust	166,300	138,207
Capitaland Investment Ltd.	351,400	969,159
Centurion Corp. Ltd.	1,800	494
China Sunsine Chemical Holdings Ltd.	56,900	19,238
City Developments Ltd.	118,900	680,150
ComfortDelGro Corp. Ltd.	1,170,000	1,050,598
DBS Group Holdings Ltd.	185,985	4,718,648

Avantis International Equity ETF
	Shares	Value
Delfi Ltd.	14,200	$10,484
Far East Orchard Ltd.	10,200	8,242
First Resources Ltd.	189,800	216,404
Frencken Group Ltd.	51,700	39,488
Geo Energy Resources Ltd.(1)	254,900	61,389
Golden Agri-Resources Ltd.	3,437,600	650,502
Grab Holdings Ltd., Class A(2)	158,829	509,841
GuocoLand Ltd.	16,800	20,187
Haw Par Corp. Ltd.	2,900	21,660
Hong Fok Corp. Ltd.(1)	75,300	53,094
Hong Leong Asia Ltd.	13,900	7,014
Hour Glass Ltd.	52,500	84,489
Hutchison Port Holdings Trust, U Shares	1,497,200	276,111
iFAST Corp. Ltd.	22,800	84,211
Indofood Agri Resources Ltd.	80,500	18,507
ISDN Holdings Ltd.	61,600	22,189
Japfa Ltd.	93,000	20,708
Jardine Cycle & Carriage Ltd.(1)	3,900	85,976
Jiutian Chemical Group Ltd.	505,900	28,874
Keppel Corp. Ltd.	449,800	1,826,553
Keppel Infrastructure Trust	445,300	178,243
Mandarin Oriental International Ltd.(2)	14,400	26,459
Maxeon Solar Technologies Ltd.(2)	3,598	63,325
Mewah International, Inc.	26,100	5,705
Micro-Mechanics Holdings Ltd.	4,900	8,287
Netlink NBN Trust	174,600	111,985
Olam Group Ltd.	123,300	140,930
OUE Ltd.	21,900	19,986
Oversea-Chinese Banking Corp. Ltd.	507,631	4,770,965
Oxley Holdings Ltd.	19,100	1,982
QAF Ltd.	19,700	12,420
Raffles Medical Group Ltd.	220,100	227,013
Rex International Holding Ltd.(1)	148,100	17,692
Riverstone Holdings Ltd.	188,700	85,440
Samudera Shipping Line Ltd.	80,000	70,635
SATS Ltd.(1)(2)	35,600	74,703
Sea Ltd., ADR(2)	7,999	499,857
Sembcorp Industries Ltd.	157,100	422,898
Sembcorp Marine Ltd.(2)	8,523,259	802,739
Sheng Siong Group Ltd.	186,800	225,867
Sing Investments & Finance Ltd.	1,000	1,171
Singapore Airlines Ltd.(1)	491,150	2,073,667
Singapore Exchange Ltd.	280,800	1,813,506
Singapore Post Ltd.	439,900	174,681
Singapore Technologies Engineering Ltd.	175,600	464,984
Singapore Telecommunications Ltd.	1,209,300	2,124,592
Stamford Land Corp. Ltd.	52,700	15,644
StarHub Ltd.	79,000	62,131
Straits Trading Co. Ltd.	14,200	24,004
Tuan Sing Holdings Ltd.	136,993	34,077
UMS Holdings Ltd.	124,600	99,855

Avantis International Equity ETF
	Shares	Value
United Overseas Bank Ltd.	170,500	$3,779,240
UOL Group Ltd.	311,700	1,578,533
Venture Corp. Ltd.	42,200	537,401
Wilmar International Ltd.	174,000	508,368
Wing Tai Holdings Ltd.	15,500	17,250
Yangzijiang Financial Holding Ltd.(1)(2)	908,900	235,822
Yangzijiang Shipbuilding Holdings Ltd.	1,573,600	1,505,619
Yanlord Land Group Ltd.	232,400	188,102
Yoma Strategic Holdings Ltd.(2)	578,700	45,041
		34,758,026
Spain — 2.3%
Acciona SA	8,350	1,573,183
Acerinox SA	108,301	1,189,230
ACS Actividades de Construccion y Servicios SA	20,340	616,619
Aena SME SA(2)	11,691	1,808,673
Almirall SA	14,176	135,854
Amadeus IT Group SA(2)	37,995	2,389,233
Applus Services SA	13,771	96,399
Atresmedia Corp. de Medios de Comunicacion SA	28,283	102,971
Banco Bilbao Vizcaya Argentaria SA, ADR	676,184	5,247,188
Banco de Sabadell SA	2,272,649	2,968,524
Banco Santander SA, ADR	1,634,188	6,389,675
Bankinter SA(1)	72,313	508,670
CaixaBank SA	648,111	2,782,903
Cellnex Telecom SA(2)	23,034	864,207
Cia de Distribucion Integral Logista Holdings SA	21,193	511,629
CIE Automotive SA	10,416	305,065
Construcciones y Auxiliar de Ferrocarriles SA	4,085	121,408
Ebro Foods SA(1)	6,389	109,690
Enagas SA	73,360	1,315,817
Ence Energia y Celulosa SA	40,680	155,246
Endesa SA	38,752	759,927
Ercros SA	19,852	84,464
Faes Farma SA	43,469	158,771
Ferrovial SA	10,348	287,218
Fluidra SA	7,732	134,177
Fomento de Construcciones y Contratas SA	8,611	83,327
Gestamp Automocion SA	59,565	275,870
Global Dominion Access SA	16,127	60,137
Grifols SA(1)(2)	10,449	127,293
Grupo Catalana Occidente SA	3,270	106,773
Iberdrola SA	662,668	7,596,440
Indra Sistemas SA	15,426	194,841
Industria de Diseno Textil SA	90,021	2,773,252
Laboratorios Farmaceuticos Rovi SA	2,940	129,384
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	38,597	38,302
Mapfre SA	254,714	546,462
Melia Hotels International SA(2)	44,674	295,639
Metrovacesa SA(1)(2)	5,539	41,941
Miquel y Costas & Miquel SA	638	8,405
Naturgy Energy Group SA	10,976	301,946

Avantis International Equity ETF
	Shares	Value
Neinor Homes SA	11,637	$113,037
Obrascon Huarte Lain SA(1)(2)	79,625	43,770
Pharma Mar SA	1,862	109,957
Prosegur Cash SA	27,680	20,929
Prosegur Cia de Seguridad SA	35,269	72,796
Red Electrica Corp. SA	122,901	2,038,755
Repsol SA	416,816	6,591,878
Sacyr SA(1)	138,196	450,674
Solaria Energia y Medio Ambiente SA(2)	9,769	179,154
Talgo SA	920	3,507
Telefonica SA, ADR(1)	674,328	2,758,002
Tubacex SA(2)	18,497	47,976
Unicaja Banco SA	241,769	309,719
Viscofan SA(1)	9,085	581,571
		56,518,478
Sweden — 3.5%
AAK AB	18,328	313,871
AcadeMedia AB	2,670	12,462
AddLife AB, B Shares	6,029	64,532
AddTech AB, B Shares	33,034	591,239
Africa Oil Corp.(1)	39,500	80,766
Alfa Laval AB	24,178	795,282
Alimak Group AB(1)	2,814	25,543
Alleima AB(2)	8,488	45,890
Alligo AB, Class B	945	10,261
Ambea AB	3,055	10,562
AQ Group AB	798	29,426
Arise AB(2)	14,586	61,929
Arjo AB, B Shares	30,587	115,857
Assa Abloy AB, Class B	52,524	1,278,106
Atlas Copco AB, A Shares	231,751	2,751,399
Atlas Copco AB, B Shares	224,975	2,369,998
Atrium Ljungberg AB, B Shares	9,969	173,883
Avanza Bank Holding AB(1)	145,157	3,839,079
Axfood AB	82,615	1,977,259
Beijer Alma AB	1,369	26,729
Beijer Ref AB(1)	21,339	330,995
Better Collective A/S(2)	7,120	126,867
Bilia AB, A Shares	35,691	475,510
Billerud AB	86,713	1,000,528
BioGaia AB, B Shares	12,584	119,588
Biotage AB	11,375	164,567
Bjorn Borg AB(2)	934	3,014
Boliden AB	67,905	2,779,820
Bonava AB, B Shares	13,106	29,874
Boozt AB(1)(2)	8,909	105,450
Bravida Holding AB	13,452	150,675
Bure Equity AB	11,805	291,056
Byggmax Group AB	17,111	62,388
Castellum AB(1)	125,555	1,598,013
Catena AB	3,571	139,467

Avantis International Equity ETF
	Shares	Value
Catena Media PLC(1)(2)	24,219	$75,577
Cellavision AB	694	13,262
Cibus Nordic Real Estate AB	12,496	149,063
Clas Ohlson AB, B Shares	18,520	118,227
Cloetta AB, B Shares	80,256	171,541
Collector Bank AB(2)	13,975	59,962
Coor Service Management Holding AB	8,924	60,197
Corem Property Group AB, B Shares	156,143	135,418
Dios Fastigheter AB	21,969	161,797
Duni AB(2)	2,761	24,852
Elanders AB, B Shares	2,304	34,723
Electrolux AB, B Shares(1)	63,217	764,972
Electrolux Professional AB, B Shares	59,296	314,884
Elekta AB, B Shares(1)	87,243	680,951
Embracer Group AB(1)(2)	13,464	64,903
Eolus Vind AB, B Shares	3,678	33,108
Epiroc AB, A Shares	107,065	2,057,560
Epiroc AB, B Shares	34,875	573,761
EQT AB	7,225	161,583
Essity AB, B Shares(1)	102,536	2,765,662
Evolution AB	4,085	492,923
Fabege AB	35,896	303,702
Fagerhult AB	716	3,820
Fastighets AB Balder, B Shares(2)	47,055	232,775
Fingerprint Cards AB, B Shares(1)(2)	1,440	399
Fortnox AB	71,498	424,267
G5 Entertainment AB(1)	1,269	23,536
GARO AB	7,008	56,438
Getinge AB, B Shares	47,402	1,018,821
Granges AB	23,586	203,545
H & M Hennes & Mauritz AB, B Shares	170,678	2,150,609
Hemnet Group AB	5,791	91,950
Hexagon AB, B Shares	110,758	1,227,484
Hexpol AB	23,043	256,224
HMS Networks AB	4,121	166,182
Hoist Finance AB(2)	12,496	29,488
Holmen AB, B Shares	9,972	402,641
Hufvudstaden AB, A Shares	13,708	199,236
Husqvarna AB, B Shares	35,664	315,771
Industrivarden AB, A Shares	10,140	278,724
Indutrade AB	36,406	774,371
Instalco AB	31,779	148,137
Intrum AB	8,076	106,005
Investment AB Latour, B Shares	5,981	123,739
Inwido AB	6,499	72,080
JM AB	12,160	252,835
Kabe Group AB, Class B	255	5,373
Karnov Group AB(2)	4,021	21,119
Kopparbergs Bryggeri AB, B Shares	1,831	22,796
Lifco AB, B Shares	11,946	238,645
Lime Technologies AB	752	19,031

Avantis International Equity ETF
	Shares	Value
Lindab International AB	13,006	$180,336
Loomis AB	48,613	1,570,822
Maha Energy AB(1)(2)	43,382	39,649
MEKO AB	10,576	120,653
Millicom International Cellular SA, SDR(2)	25,739	507,351
MIPS AB	7,007	315,568
Modern Times Group MTG AB, B Shares(2)	13,190	91,254
Momentum Group AB(2)	945	7,371
Munters Group AB	2,707	26,116
Mycronic AB	11,030	235,740
NCC AB, B Shares	17,143	160,717
Neobo Fastigheter AB(1)(2)	6,733	8,992
Net Insight AB, B Shares(2)	125,212	76,101
New Wave Group AB, B Shares	12,792	224,405
Nibe Industrier AB, B Shares	57,451	594,027
Nilorngruppen AB, B Shares	49	331
Nobia AB	34,226	57,653
Nolato AB, B Shares	34,043	169,155
Nordea Bank Abp	395,032	5,005,935
Nordic Paper Holding AB	1,595	7,070
Nordnet AB publ	15,342	270,315
NP3 Fastigheter AB	1,897	39,660
Nyfosa AB	18,905	156,559
Orron Energy AB	8,113	11,650
Ovzon AB(2)	906	3,652
OX2 AB(2)	12,660	89,491
Pandox AB(2)	11,646	157,373
Paradox Interactive AB	10,718	225,265
Peab AB, Class B	48,603	267,140
Platzer Fastigheter Holding AB, B Shares	7,853	67,962
Profoto Holding AB	290	2,412
RaySearch Laboratories AB(2)	4,477	36,235
Resurs Holding AB	55,668	134,034
Saab AB, B Shares	53,929	3,112,245
Sagax AB, B Shares	3,456	85,022
Sagax AB, D Shares	2,138	5,599
Samhallsbyggnadsbolaget i Norden AB(1)	131,561	214,671
Samhallsbyggnadsbolaget i Norden AB, D Shares(1)	10,330	18,854
Sandvik AB	101,519	2,088,440
Scandi Standard AB(2)	9,597	49,247
Scandic Hotels Group AB(1)(2)	31,690	106,463
Sectra AB, B Shares(2)	13,759	188,067
Securitas AB, B Shares	45,755	394,022
Sinch AB(1)(2)	38,192	130,325
Skandinaviska Enskilda Banken AB, A Shares(1)	222,396	2,782,506
Skanska AB, B Shares	150,818	2,740,967
SKF AB, B Shares	59,944	1,138,523
SkiStar AB	16,243	183,259
Solid Forsakring AB(2)	1,553	10,768
Spotify Technology SA(2)	1,786	207,712
SSAB AB, A Shares	38,295	278,400

Avantis International Equity ETF
	Shares	Value
SSAB AB, B Shares	225,806	$1,544,606
Stillfront Group AB(2)	26,698	49,149
Svenska Cellulosa AB SCA, B Shares	96,438	1,345,830
Svenska Handelsbanken AB, A Shares(1)	243,355	2,581,257
Sweco AB, B Shares	19,273	225,987
Swedbank AB, A Shares	163,267	3,335,957
Swedish Orphan Biovitrum AB(2)	8,535	196,622
Synsam AB	270	1,076
Tele2 AB, B Shares	124,464	1,144,048
Telefonaktiebolaget LM Ericsson, ADR	403,303	2,218,167
Telia Co. AB	622,389	1,607,247
Tethys Oil AB	11,171	61,746
TF Bank AB	1,188	16,935
Thule Group AB	1,240	27,573
Tobii AB(2)	777	1,774
Tobii Dynavox AB(2)	920	2,336
Transtema Group AB(2)	1,153	3,847
Trelleborg AB, B Shares	100,251	2,583,920
Troax Group AB	2,384	50,827
Truecaller AB, B Shares(1)(2)	46,355	140,723
Viaplay Group AB, B Shares(2)	3,268	83,666
Vitec Software Group AB, B Shares	3,736	172,196
Vitrolife AB	3,780	75,898
Volvo AB, A Shares	14,188	295,363
Volvo AB, B Shares	191,250	3,826,745
Volvo Car AB, Class B(2)	112,771	531,694
Wallenstam AB, B Shares	27,044	112,368
Wihlborgs Fastigheter AB	47,881	398,484
		87,268,679
Switzerland — 8.2%
ABB Ltd., ADR(1)	83,521	2,781,249
Accelleron Industries AG(2)	21,366	526,660
Adecco Group AG	6,966	248,382
Alcon, Inc.	45,703	3,116,157
Allreal Holding AG	792	129,796
ALSO Holding AG(2)	1,322	259,355
ams-OSRAM AG(2)	46,633	361,541
Arbonia AG	14,274	179,903
Ascom Holding AG	5,835	55,816
Autoneum Holding AG	850	123,426
Bachem Holding AG, Class B	1,455	145,020
Baloise Holding AG	16,065	2,675,252
Banque Cantonale Vaudoise	11,259	1,006,782
Barry Callebaut AG	984	1,959,285
Basellandschaftliche Kantonalbank	14	13,463
Basilea Pharmaceutica AG(2)	1,270	70,431
Belimo Holding AG	1,370	708,287
Bell Food Group AG	256	74,678
Bellevue Group AG	1,552	66,517
BKW AG	1,541	224,947
Bucher Industries AG	1,535	693,881

Avantis International Equity ETF
	Shares	Value
Burckhardt Compression Holding AG	4,291	$2,611,987
Bystronic AG	158	128,482
Calida Holding AG	583	27,690
Cembra Money Bank AG	15,827	1,347,785
Chocoladefabriken Lindt & Spruengli AG	7	775,402
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	73	799,762
Cie Financiere Richemont SA, Class A	63,178	9,545,962
Clariant AG(2)	43,535	704,163
Coltene Holding AG(2)	899	68,440
Comet Holding AG	2,576	568,815
COSMO Pharmaceuticals NV	520	33,355
CPH Chemie & Papier Holding AG	46	4,461
Credit Suisse Group AG, ADR(1)	591,385	1,815,552
Daetwyler Holding AG, Bearer Shares	790	157,657
DKSH Holding AG	27,020	2,198,677
dormakaba Holding AG	637	282,869
Dufry AG(2)	8,017	357,185
EFG International AG	20,976	203,170
Emmi AG	3,175	2,990,244
EMS-Chemie Holding AG	1,842	1,395,718
Feintool International Holding AG	1,020	26,230
Flughafen Zurich AG(2)	2,682	485,526
Forbo Holding AG	293	384,203
Galenica AG	11,281	874,069
GAM Holding AG(1)(2)	27,635	18,876
Geberit AG	4,213	2,273,747
Georg Fischer AG	36,596	2,486,231
Givaudan SA	155	467,213
Gurit Holding AG, Bearer Shares	530	55,136
Helvetia Holding AG	17,886	2,297,221
Holcim AG(2)	75,754	4,675,916
Huber & Suhner AG	5,584	510,946
Hypothekarbank Lenzburg AG	1	4,646
Idorsia Ltd.(1)(2)	5,174	68,324
Implenia AG(2)	7,471	336,144
Ina Invest Holding AG(2)	225	4,530
Inficon Holding AG	736	761,431
Interroll Holding AG	61	189,031
Intershop Holding AG	107	69,373
Julius Baer Group Ltd.	72,879	4,831,721
Kardex Holding AG	2,098	390,187
Komax Holding AG	186	58,033
Kuehne + Nagel International AG	12,984	3,324,388
Landis & Gyr Group AG(2)	12	902
LEM Holding SA	123	253,165
Leonteq AG	2,830	163,346
Liechtensteinische Landesbank AG	1,502	97,400
Logitech International SA	34,610	1,890,414
Lonza Group AG	4,469	2,661,921
Medacta Group SA	1,387	150,401
Metall Zug AG, B Shares	20	43,524

Avantis International Equity ETF
	Shares	Value
Mobilezone Holding AG	19,778	$364,900
Mobimo Holding AG	1,185	297,948
Molecular Partners AG(2)	12	75
Montana Aerospace AG(2)	1,696	30,917
Nestle SA	142,355	16,039,226
Novartis AG, ADR	223,997	18,842,628
OC Oerlikon Corp. AG	31,229	189,026
Orior AG	2,083	158,435
Partners Group Holding AG	5,906	5,592,588
Peach Property Group AG(1)(2)	2,341	44,043
PSP Swiss Property AG	19,069	2,138,089
Roche Holding AG	77,360	22,305,895
Roche Holding AG, Bearer Shares(1)	3,420	1,059,450
Schindler Holding AG	3,919	844,569
Schindler Holding AG, Bearer Participation Certificate	10,438	2,347,542
Schweiter Technologies AG, Bearer Shares	283	239,013
Schweizerische Nationalbank(1)	8	39,191
Sensirion Holding AG(2)	2,773	338,102
SFS Group AG	4,194	489,633
SGS SA	983	2,253,365
Siegfried Holding AG(2)	569	398,038
SIG Group AG(2)	19,460	470,678
Sika AG	6,768	1,897,916
Sonova Holding AG	1,492	366,937
St Galler Kantonalbank AG	331	175,423
Stadler Rail AG(1)	26,466	1,044,593
Straumann Holding AG	20,286	2,689,432
Sulzer AG	5,492	476,662
Swatch Group AG	14,040	894,368
Swatch Group AG, Bearer Shares	9,877	3,437,144
Swiss Life Holding AG	9,313	5,604,115
Swiss Prime Site AG	23,373	1,969,556
Swiss Re AG	37,042	3,869,691
Swisscom AG	8,948	5,521,302
Swissquote Group Holding SA	3,314	630,993
Tecan Group AG	839	339,085
Temenos AG	11,507	846,364
TX Group AG	832	123,264
u-blox Holding AG(2)	3,007	322,743
UBS Group AG(1)	557,623	12,145,029
Valiant Holding AG	4,842	533,891
VAT Group AG	7,497	2,262,944
Vontobel Holding AG	10,774	665,506
VZ Holding AG	2,239	174,783
V-ZUG Holding AG(2)	478	48,373
Ypsomed Holding AG	765	147,837
Zehnder Group AG	2,291	177,690
Zurich Insurance Group AG	26,156	12,407,184
		204,548,575
United Kingdom — 13.7%
3i Group PLC	266,678	5,217,352

Avantis International Equity ETF
	Shares	Value
abrdn PLC	275,522	$742,316
Admiral Group PLC	41,534	1,099,073
AG Barr PLC	10,019	67,001
Airtel Africa PLC	175,972	254,180
AJ Bell PLC	84,861	333,595
Alliance Pharma PLC	101,934	83,113
Anglo American PLC	223,878	7,736,040
Anglo Asian Mining PLC	42,492	48,028
Antofagasta PLC	78,969	1,489,654
Arix Bioscience PLC(2)	4,316	6,214
Ashmore Group PLC	54,485	177,147
Ashtead Group PLC	83,978	5,556,762
ASOS PLC(1)(2)	15,022	157,027
Associated British Foods PLC	37,496	903,871
Aston Martin Lagonda Global Holdings PLC(1)(2)	56,330	135,845
AstraZeneca PLC, ADR	182,691	11,907,799
Atalaya Mining PLC	62,652	271,690
Auto Trader Group PLC	151,332	1,082,338
Aviva PLC	511,136	2,746,032
Avon Rubber PLC	455	5,330
B&M European Value Retail SA	244,058	1,442,708
Babcock International Group PLC(2)	64,170	253,351
BAE Systems PLC	251,194	2,712,945
Balfour Beatty PLC	158,092	694,042
Bank of Georgia Group PLC	22,140	745,532
Barclays PLC, ADR(1)	876,769	7,417,466
Barratt Developments PLC	130,242	732,282
Beazley PLC(2)	134,969	1,109,674
Begbies Traynor Group PLC	31,555	51,856
Bellway PLC	38,577	1,028,472
Berkeley Group Holdings PLC	31,644	1,592,916
Bloomsbury Publishing PLC	5,101	25,771
Bodycote PLC	63,848	509,349
boohoo Group PLC(2)	692	417
BP PLC, ADR	531,951	21,065,260
Breedon Group PLC	130,545	111,504
Britvic PLC	4,659	46,573
BT Group PLC	2,358,226	3,953,460
Bunzl PLC	26,480	943,506
Burberry Group PLC	162,715	4,831,748
Burford Capital Ltd.	46,879	380,100
Bytes Technology Group PLC	94,260	452,823
Capita PLC(2)	732	253
Capital Ltd.	34,864	44,531
Capricorn Energy PLC(2)	304,955	914,711
Carnival PLC, ADR(2)	3,002	28,939
Centamin PLC	546,108	669,290
Central Asia Metals PLC	86,371	273,545
Centrica PLC	807,842	1,019,444
Cerillion PLC	1,834	23,913
Chemring Group PLC	75,737	268,181

Avantis International Equity ETF
	Shares	Value
Clarkson PLC	2,627	$104,327
Close Brothers Group PLC	51,535	629,275
CMC Markets PLC	68,166	201,938
Coats Group PLC	556,139	489,855
Coca-Cola HBC AG(2)	21,571	552,421
Compass Group PLC	97,196	2,245,401
Computacenter PLC	27,105	737,684
ConvaTec Group PLC	52,574	141,921
Costain Group PLC(2)	671	355
Cranswick PLC	11,261	425,103
Crest Nicholson Holdings PLC	113,452	333,404
Croda International PLC	11,035	870,242
CVS Group PLC	18,259	409,286
Darktrace PLC(1)(2)	29,663	93,602
DCC PLC	12,286	682,322
De La Rue PLC(1)(2)	33,486	27,336
Dechra Pharmaceuticals PLC	294	9,657
DFS Furniture PLC	37,251	70,192
Diageo PLC, ADR(1)	47,366	8,196,213
Direct Line Insurance Group PLC	392,298	849,266
Diversified Energy Co. PLC	153,804	192,917
Domino's Pizza Group PLC	27,145	93,324
dotdigital group PLC	60,527	65,831
Dr. Martens PLC	201,103	384,112
Drax Group PLC	153,076	1,170,620
DS Smith PLC	140,021	568,779
Dunelm Group PLC	46,840	708,120
DX Group PLC(2)	76,673	27,242
easyJet PLC(2)	47,237	275,012
Ecora Resources PLC	58,571	95,457
Elementis PLC(2)	45,908	70,274
EMIS Group PLC	20,554	462,695
Energean PLC	30,416	441,182
EnQuest PLC(2)	1,183,773	270,429
Ergomed PLC(2)	12,384	167,693
Essentra PLC	13,119	35,296
Experian PLC	65,982	2,224,525
Ferrexpo PLC	123,244	218,388
Firstgroup PLC(1)	424,073	536,281
Forterra PLC	74,914	198,478
Foxtons Group PLC	20,996	9,833
Frasers Group PLC(2)	88,175	847,629
Fresnillo PLC	8,053	73,945
Frontier Developments PLC(1)(2)	5,234	27,166
Games Workshop Group PLC	15,478	1,718,173
Gamma Communications PLC	6,003	84,424
Gateley Holdings PLC	9,770	21,559
Genel Energy PLC	62,317	93,912
Genus PLC	322	11,474
Georgia Capital PLC(2)	20,842	204,859
Glencore PLC	1,775,727	10,586,638

Avantis International Equity ETF
	Shares	Value
Golar LNG Ltd.(2)	22,756	$519,519
Grafton Group PLC	91,642	1,048,632
Grainger PLC	116,486	355,525
Greencore Group PLC(2)	8,604	8,424
Greggs PLC	52,464	1,713,351
GSK PLC, ADR	236,089	8,090,770
Gulf Keystone Petroleum Ltd.	173,325	432,164
Gym Group PLC(2)	24,512	36,242
Haleon PLC, ADR(1)(2)	165,809	1,306,575
Halfords Group PLC	106,253	268,740
Halma PLC	33,970	884,120
Harbour Energy PLC	165,952	579,029
Hargreaves Lansdown PLC	98,166	978,122
Hays PLC	511,691	726,207
Helical PLC	16,024	68,281
Helios Towers PLC(2)	204,284	269,671
Hikma Pharmaceuticals PLC	36,556	762,691
Hill & Smith PLC	28,375	471,063
Hiscox Ltd.	74,440	1,019,225
Hochschild Mining PLC	160,542	123,331
Hotel Chocolat Group PLC(1)(2)	310	768
Howden Joinery Group PLC	196,011	1,688,129
HSBC Holdings PLC, ADR(1)	382,633	14,658,670
Hunting PLC	61,598	244,706
Hurricane Energy PLC(1)(2)	662,139	57,267
Ibstock PLC	172,259	351,974
IG Group Holdings PLC	135,507	1,308,143
IMI PLC	57,920	1,083,001
Impax Asset Management Group PLC	37,848	363,532
Inchcape PLC	159,514	1,743,938
Indivior PLC(2)	77,162	1,413,734
Informa PLC	21,843	175,466
IntegraFin Holdings PLC	228	774
InterContinental Hotels Group PLC	10,524	709,436
Intermediate Capital Group PLC	75,544	1,271,784
International Distributions Services PLC	239,105	672,440
International Personal Finance PLC	99,244	115,157
Intertek Group PLC	36,354	1,824,696
Investec PLC	171,032	1,089,312
IOG PLC(2)	1,130	69
IP Group PLC	433,616	338,851
IQE PLC(2)	5,409	3,042
ITV PLC	306	325
IWG PLC(2)	203,284	447,583
J D Wetherspoon PLC(2)	16,852	114,324
J Sainsbury PLC	566,174	1,825,946
Jadestone Energy PLC	67,091	68,581
JD Sports Fashion PLC	830,675	1,808,518
JET2 PLC	55,240	858,093
Johnson Matthey PLC	67,406	1,768,388
Johnson Service Group PLC	30,238	40,486

Avantis International Equity ETF
	Shares	Value
Jubilee Metals Group PLC(1)(2)	787,612	$90,273
Jupiter Fund Management PLC	151,141	266,704
Just Group PLC	433,646	455,762
Kainos Group PLC	29,014	485,089
Keller Group PLC	38,083	370,223
Kingfisher PLC	521,326	1,802,931
Lancashire Holdings Ltd.	56,047	412,518
Legal & General Group PLC	1,262,357	3,885,659
Liberty Global PLC, Class A(2)	24,870	509,586
Liberty Global PLC, Class C(2)	54,362	1,155,193
Liontrust Asset Management PLC	23,345	335,795
Lloyds Banking Group PLC, ADR	2,663,047	6,737,509
London Stock Exchange Group PLC	11,760	1,049,248
Lookers PLC	60,358	66,640
Luceco PLC	24,310	41,332
Luxfer Holdings PLC	11,150	184,756
M&C Saatchi PLC(2)	22,257	49,218
M&G PLC	567,446	1,461,498
Man Group PLC	426,138	1,360,924
Marks & Spencer Group PLC(2)	804,149	1,546,321
Marshalls PLC	29,905	120,608
Marston's PLC(2)	314,933	147,553
Mediclinic International PLC	149,981	898,182
Metro Bank PLC(1)(2)	42,153	75,676
Mitchells & Butlers PLC(2)	60,399	117,914
Mitie Group PLC	580,499	563,932
Molten Ventures PLC(2)	55,286	257,648
Mondi PLC	80,699	1,356,173
Moneysupermarket.com Group PLC	75,894	210,884
Morgan Advanced Materials PLC	97,664	363,524
Morgan Sindall Group PLC	16,495	356,111
Mortgage Advice Bureau Holdings Ltd.	11,318	80,509
Motorpoint group PLC(2)	14,313	24,274
National Grid PLC, ADR(1)	94,955	5,973,619
NatWest Group PLC, ADR(1)	410,034	2,903,041
Next PLC	32,387	2,664,215
Ninety One PLC	204,815	517,685
Norcros PLC	4,284	10,280
Numis Corp. PLC	10,546	29,054
Ocado Group PLC(2)	15,012	99,199
On the Beach Group PLC(2)	2,328	4,762
OSB Group PLC	147,024	986,497
Pagegroup PLC	145,960	781,244
Pan African Resources PLC	1,117,869	182,034
Pantheon Resources PLC(1)(2)	1,684	1,154
Paragon Banking Group PLC	91,044	652,830
Pearson PLC, ADR	39,232	430,767
Pennon Group PLC	113,589	1,124,615
Persimmon PLC	80,271	1,399,819
Petra Diamonds Ltd.(2)	96,410	93,506
Petrofac Ltd.(1)(2)	787	749

Avantis International Equity ETF
	Shares	Value
Phoenix Group Holdings PLC	88,832	$676,720
Phoenix Spree Deutschland Ltd.	7,101	21,922
Playtech PLC(2)	63,884	431,901
Plus500 Ltd.	61,225	1,320,729
Polar Capital Holdings PLC	4,388	28,006
Premier Foods PLC	187,731	256,989
Premier Miton Group PLC	2,404	3,406
Provident Financial PLC	163,567	436,573
Prudential PLC, ADR(1)	112,047	3,432,000
PZ Cussons PLC	81,114	177,866
QinetiQ Group PLC	122,858	500,438
Quilter PLC	466,264	515,775
Rathbones Group PLC	19,511	488,732
Reach PLC	117,688	130,292
Reckitt Benckiser Group PLC	68,151	4,728,657
Redde Northgate PLC	113,158	550,503
Redrow PLC	119,305	733,167
RELX PLC, ADR	206,973	6,269,212
Renew Holdings PLC	6,732	57,760
Renewi PLC(2)	14,206	117,394
Renishaw PLC	3,483	167,318
Rentokil Initial PLC	81,913	503,858
Restaurant Group PLC(2)	108,939	45,926
Restore PLC	29,973	113,922
Rhi Magnesita NV	10,753	334,294
Ricardo PLC	8,962	61,422
Rightmove PLC	278,197	1,872,279
Rio Tinto PLC, ADR(1)	171,001	11,923,900
Rolls-Royce Holdings PLC(2)	539,164	939,384
Rotork PLC	3,180	12,385
RS GROUP PLC	86,871	1,021,432
RWS Holdings PLC	488	2,096
Sabre Insurance Group PLC	265	319
Sage Group PLC	33,898	305,425
Savannah Energy PLC(2)	164,064	51,803
Savills PLC	49,153	592,393
Schroders PLC	134,198	801,023
Secure Trust Bank PLC	1,464	13,588
Senior PLC	132,347	265,788
Serco Group PLC	77,354	144,862
Serica Energy PLC	144,086	448,774
Severn Trent PLC	15,056	497,288
Shell PLC, ADR	394,390	23,967,080
SIG PLC(2)	106,758	54,758
Sirius Real Estate Ltd.	207,409	209,573
Smart Metering Systems PLC	25,801	268,528
Smith & Nephew PLC, ADR	60,664	1,733,170
Smiths Group PLC	21,873	463,839
Softcat PLC	38,392	559,324
Spectris PLC	575	24,372
Speedy Hire PLC	232,557	103,288

Avantis International Equity ETF
	Shares	Value
Spirax-Sarco Engineering PLC	6,272	$880,847
Spire Healthcare Group PLC(2)	70,975	204,955
Spirent Communications PLC	115,749	296,126
SSE PLC	122,246	2,558,481
SSP Group PLC(2)	170,886	534,664
St. James's Place PLC	91,585	1,409,912
Standard Chartered PLC	481,305	4,554,202
SThree PLC	57,992	318,025
Strix Group PLC(1)	87,797	105,932
Superdry PLC(2)	31,768	46,996
Synthomer PLC	58,878	108,404
Tate & Lyle PLC	159,331	1,537,184
Taylor Wimpey PLC	644,391	953,207
TBC Bank Group PLC	25,177	751,243
Telecom Plus PLC	1,602	33,799
Tesco PLC	860,484	2,635,992
TI Fluid Systems PLC	52,452	76,166
TP ICAP Group PLC	124,893	290,031
Trainline PLC(2)	356	1,094
Travis Perkins PLC	58,787	710,866
Tremor International Ltd.(1)(2)	4,473	17,111
TUI AG(1)(2)	6,901	135,238
Tullow Oil PLC(1)(2)	203,109	85,027
Unilever PLC, ADR	164,247	8,200,853
United Utilities Group PLC	275,220	3,360,541
Vertu Motors PLC	224,063	164,642
Vesuvius PLC	20,840	103,401
Victoria PLC(1)(2)	436	3,087
Victrex PLC	18,255	385,326
Virgin Money UK PLC	453,286	981,095
Vistry Group PLC	103,819	1,024,675
Vodafone Group PLC, ADR	422,378	5,055,865
Watkin Jones PLC	82,837	98,440
Weir Group PLC	32,476	738,811
WH Smith PLC	30,768	586,061
Whitbread PLC	41,526	1,540,136
Wickes Group PLC	163,381	294,012
Wincanton PLC	34,486	129,745
WPP PLC, ADR(1)	17,232	1,063,042
Yellow Cake PLC(2)	85,443	411,968
		343,493,743
United States — 0.2%
ADTRAN Holdings, Inc.	7,443	129,400
Atlassian Corp., Class A(2)	9,741	1,600,739
Block, Inc.(2)	681	50,706
Ferguson PLC	15,200	2,188,205
Gen Digital, Inc.	455	8,877
VAALCO Energy, Inc.	9,687	45,432
		4,023,359
TOTAL COMMON STOCKS (Cost $2,352,344,515)		2,490,151,013

Avantis International Equity ETF
	Shares	Value
RIGHTS†
Denmark†
Danske Andelskassers Bank A/S(2)	9,479	$248
Germany†
Bauer AG(2)	4,372	123
Sweden†
Beijer Ref AB(2)	21,339	35,878
TOTAL RIGHTS (Cost $—)		36,249
WARRANTS†
Australia†
Magellan Financial Group Ltd.(2)	1,432	202
Italy†
Webuild SpA(1)(2)	3,662	6,659
TOTAL WARRANTS (Cost $—)		6,861
SHORT-TERM INVESTMENTS — 3.8%
Money Market Funds — 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,439,185	4,439,185
State Street Navigator Securities Lending Government Money Market Portfolio(3)	91,708,963	91,708,963
TOTAL SHORT-TERM INVESTMENTS (Cost $96,148,148)		96,148,148
TOTAL INVESTMENT SECURITIES — 103.5% (Cost $2,448,492,663)		2,586,342,271
OTHER ASSETS AND LIABILITIES — (3.5)%		(88,452,418)
TOTAL NET ASSETS — 100.0%		$2,497,889,853

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.7%
Industrials	16.3%
Materials	12.4%
Consumer Discretionary	10.3%
Energy	8.0%
Health Care	7.2%
Consumer Staples	6.2%
Information Technology	6.0%
Communication Services	4.5%
Utilities	4.0%
Real Estate	2.1%
Short-Term Investments	3.8%
Other Assets and Liabilities	(3.5)%

Avantis International Equity ETF
NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $175,627,548. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $183,563,337, which includes securities collateral of $91,854,374.

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)

Avantis International Large Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 7.0%
ANZ Group Holdings Ltd.	54,320	$898,533
Aurizon Holdings Ltd.	199,865	444,129
Bank of Queensland Ltd.	4,371	20,711
Bendigo & Adelaide Bank Ltd.	17,475	114,690
BHP Group Ltd., ADR(1)	62,452	3,807,698
BlueScope Steel Ltd.	52,473	671,376
Brambles Ltd.	32,818	283,570
Coles Group Ltd.	5,289	64,598
Evolution Mining Ltd.	233,148	426,817
Fortescue Metals Group Ltd.	76,633	1,098,144
Harvey Norman Holdings Ltd.	70,992	183,418
National Australia Bank Ltd.	2,036	40,981
New Hope Corp. Ltd.	91,738	334,060
Northern Star Resources Ltd.	34,617	241,603
OZ Minerals Ltd.	22,046	414,479
Rio Tinto Ltd.	13,951	1,090,328
Santos Ltd.	225,247	1,051,771
Sonic Healthcare Ltd.	21,499	465,090
South32 Ltd.	276,261	802,655
Telstra Group Ltd.	76,136	212,723
Viva Energy Group Ltd.	50,665	102,051
Washington H Soul Pattinson & Co. Ltd.	6,799	132,997
Whitehaven Coal Ltd.	117,101	567,249
Woodside Energy Group Ltd.	20,110	487,265
Woodside Energy Group Ltd., ADR(1)	9,149	222,595
		14,179,531
Austria — 0.3%
Erste Group Bank AG	7,108	279,010
OMV AG	2,948	143,590
Raiffeisen Bank International AG(2)	8,038	134,198
voestalpine AG	236	8,717
		565,515
Belgium — 1.1%
Ageas SA	3,133	141,389
Bekaert SA	746	32,916
Deme Group NV(2)	161	20,259
Etablissements Franz Colruyt NV(1)	2,534	68,576
Euronav NV	1,213	22,213
KBC Ancora	3,725	192,729
KBC Group NV	4,999	373,303
Melexis NV	1,114	120,496
Proximus SADP	6,465	59,535
Solvay SA	4,347	496,549
UCB SA	3,272	281,288
Umicore SA	11,144	371,414
		2,180,667
Canada — 10.7%
ARC Resources Ltd.	46,458	505,948

Avantis International Large Cap Value ETF
	Shares	Value
Bank of Montreal	14,147	$1,340,777
Bank of Nova Scotia	19,396	958,641
Barrick Gold Corp., (Toronto)	63,080	1,019,358
Canadian Imperial Bank of Commerce	24,716	1,130,288
Canadian Natural Resources Ltd.(1)	27,962	1,580,176
Cenovus Energy, Inc.	40,864	753,491
Element Fleet Management Corp.	1,244	17,769
Empire Co. Ltd., Class A	6,352	168,471
First Quantum Minerals Ltd.	32,810	716,794
Great-West Lifeco, Inc.	11,455	312,546
iA Financial Corp., Inc.	9,317	625,458
Imperial Oil Ltd.(1)	8,486	419,729
Keyera Corp.(1)	12,744	281,218
Kinross Gold Corp.(1)	95,386	352,324
Loblaw Cos. Ltd.	78	6,666
Lundin Mining Corp.	29,374	182,767
Magna International, Inc.	13,277	739,990
Manulife Financial Corp.(1)	70,111	1,386,291
National Bank of Canada	13,324	978,623
Northland Power, Inc.	12,162	295,471
Nutrien Ltd.	11,657	908,298
Onex Corp.	260	13,902
Royal Bank of Canada	20,365	2,067,693
Suncor Energy, Inc.	40,005	1,344,543
Teck Resources Ltd., Class B	21,472	857,149
Toronto-Dominion Bank	20,622	1,373,037
Tourmaline Oil Corp.	17,784	779,394
West Fraser Timber Co. Ltd.	4,149	311,669
Yamana Gold, Inc.	69,506	355,553
		21,784,034
Denmark — 0.6%
AP Moller - Maersk A/S, A Shares	15	34,285
AP Moller - Maersk A/S, B Shares	23	53,575
Jyske Bank A/S(2)	36	3,016
Novo Nordisk A/S, ADR	6,778	955,630
Vestas Wind Systems A/S	5,601	159,824
		1,206,330
Finland — 1.3%
Elisa Oyj	801	45,487
Kesko Oyj, B Shares	19,647	426,651
Kone Oyj, B Shares	9,961	517,291
Metsa Board Oyj, Class B	2,487	21,758
Neste Oyj	644	31,061
Nokia Oyj, ADR	72,024	331,310
Orion Oyj, Class B	2,625	123,693
Sampo Oyj, A Shares	16,507	803,564
Stora Enso Oyj, R Shares	28,000	395,859
		2,696,674
France — 8.8%
Aeroports de Paris(2)	1,131	163,872
ALD SA	7,972	105,602

Avantis International Large Cap Value ETF
	Shares	Value
ArcelorMittal SA, NY Shares	20,826	$629,987
AXA SA	39,855	1,255,889
Bouygues SA	10,609	358,974
Carrefour SA	21,551	426,051
Cie de Saint-Gobain	15,634	929,013
Cie Generale des Etablissements Michelin SCA	20,691	650,029
Dassault Aviation SA	1,347	231,564
Eiffage SA	4,952	543,477
Eramet SA	124	13,307
Eurazeo SE	838	56,389
Gaztransport Et Technigaz SA	1,373	143,389
Hermes International	12	21,722
Ipsen SA	2,299	262,680
JCDecaux SE(2)	1,776	40,561
Kering SA	1,669	978,569
La Francaise des Jeux SAEM	6,817	269,084
LVMH Moet Hennessy Louis Vuitton SE	1,795	1,492,231
Neoen SA	663	23,849
Nexans SA	1,665	160,527
Orange SA, ADR(1)	57,831	663,900
Renault SA(2)	11,277	504,723
Safran SA	9,075	1,281,402
SES SA	16,073	108,344
Societe Generale SA	26,714	769,885
STMicroelectronics NV, NY Shares	27,479	1,323,389
Thales SA	233	32,574
TotalEnergies SE, ADR	38,780	2,400,870
Ubisoft Entertainment SA(2)	4,911	107,674
Valeo	10,873	225,884
Verallia SA	5,327	214,719
Vinci SA	13,214	1,502,535
		17,892,665
Germany — 9.7%
Allianz SE	8,458	1,986,051
Aurubis AG	2,598	254,107
BASF SE	25,985	1,330,491
Bayerische Motoren Werke AG	11,156	1,150,913
Bayerische Motoren Werke AG, Preference Shares	1,990	188,485
Commerzbank AG(2)	36,173	440,786
Covestro AG	13,131	577,244
Daimler Truck Holding AG(2)	26,133	827,739
Deutsche Bank AG	95,013	1,183,862
Deutsche Boerse AG	16	2,790
Deutsche Lufthansa AG(2)	59,135	612,683
Deutsche Post AG	32,362	1,368,619
Deutsche Telekom AG	75,081	1,685,046
Dr. Ing. h.c. F. Porsche AG, Preference Shares(2)	2,420	291,644
Encavis AG	10,786	210,521
Fielmann AG	1,093	38,797
Fraport AG Frankfurt Airport Services Worldwide(2)	1,910	103,388
Hannover Rueck SE	2,231	433,257

Avantis International Large Cap Value ETF
	Shares	Value
HeidelbergCement AG	10,141	$696,204
HelloFresh SE(2)	9,636	215,871
HUGO BOSS AG	5,540	378,904
Infineon Technologies AG	47,342	1,674,789
K+S AG	17,215	408,630
KION Group AG	416	16,293
Knorr-Bremse AG	4,285	291,230
Krones AG	984	119,834
Mercedes-Benz Group AG	877	67,216
MTU Aero Engines AG	3,902	941,642
RWE AG	1,665	70,675
Schaeffler AG, Preference Shares	12,802	93,300
Sixt SE	1,251	169,125
Sixt SE, Preference Shares	1,348	109,171
Telefonica Deutschland Holding AG	77,672	235,613
VERBIO Vereinigte BioEnergie AG	1,504	75,450
Volkswagen AG	781	138,752
Volkswagen AG, Preference Shares	5,213	709,623
Vonovia SE	23,668	595,228
Wacker Chemie AG	739	115,792
		19,809,765
Hong Kong — 2.2%
AIA Group Ltd.	135,000	1,434,781
ASMPT Ltd.	17,300	147,610
Atlas Corp.(1)	6,207	95,340
Bank of East Asia Ltd.	52,800	74,583
BOC Hong Kong Holdings Ltd.	72,500	245,365
CK Asset Holdings Ltd.	59,000	370,050
Hang Lung Group Ltd.	35,000	63,594
Hang Lung Properties Ltd.	88,000	169,724
Henderson Land Development Co. Ltd.	50,000	175,509
Hysan Development Co. Ltd.	33,000	104,523
Jardine Matheson Holdings Ltd.	2,500	123,924
Kerry Properties Ltd.	32,000	80,126
Man Wah Holdings Ltd.	145,200	148,659
New World Development Co. Ltd.	77,000	209,607
NWS Holdings Ltd.	110,000	96,857
Pacific Basin Shipping Ltd.	212,000	76,961
SITC International Holdings Co. Ltd.	34,000	71,126
Sun Hung Kai Properties Ltd.	20,500	280,161
Swire Pacific Ltd., Class A	20,000	163,214
United Energy Group Ltd.	376,000	34,510
WH Group Ltd.	423,000	246,156
Xinyi Glass Holdings Ltd.	90,000	168,277
		4,580,657
Ireland — 0.7%
AIB Group PLC	102,026	435,784
Bank of Ireland Group PLC	26,367	290,488
CRH PLC	9,537	447,986
Glanbia PLC	735	9,076
Smurfit Kappa Group PLC	6,977	260,289
		1,443,623

Avantis International Large Cap Value ETF
	Shares	Value
Israel — 0.6%
Bank Hapoalim BM	36,165	$302,492
Bank Leumi Le-Israel BM	33,271	258,666
Delek Group Ltd.(2)	294	27,482
First International Bank of Israel Ltd.	2,187	77,442
ICL Group Ltd.	21,665	157,231
Israel Corp. Ltd.	177	60,345
Israel Discount Bank Ltd., A Shares	28,511	135,242
Mizrahi Tefahot Bank Ltd.	4,489	133,489
Strauss Group Ltd.	101	2,298
ZIM Integrated Shipping Services Ltd.	1,799	42,564
		1,197,251
Italy — 3.1%
Azimut Holding SpA	12,953	307,322
Banca Popolare di Sondrio SpA	6,695	34,018
BPER Banca	30,414	86,390
CNH Industrial NV	51,607	845,961
De' Longhi SpA	6	149
Eni SpA, ADR(1)	36,075	1,023,087
ERG SpA	2,325	66,865
Intesa Sanpaolo SpA	392,421	1,060,040
Leonardo SpA	5,972	67,002
Poste Italiane SpA	1,828	19,711
Salvatore Ferragamo SpA	5,988	113,844
Stellantis NV	73,511	1,286,022
UniCredit SpA	70,601	1,444,392
		6,354,803
Japan — 19.3%
Aeon Co. Ltd.(1)	20,500	382,363
Aeon Mall Co. Ltd.	1,500	19,586
AGC, Inc.	11,000	406,963
Air Water, Inc.	12,300	147,881
Aisin Corp.	5,600	153,460
Amada Co. Ltd.	11,600	105,562
Aozora Bank Ltd.	700	13,556
Asahi Kasei Corp.	4,700	32,736
Asics Corp.	600	15,192
BIPROGY, Inc.	400	8,864
Bridgestone Corp.	9,800	374,927
Canon Marketing Japan, Inc.	700	15,469
Chugai Pharmaceutical Co. Ltd.	1,900	47,267
CyberAgent, Inc.	3,500	29,924
Dai-ichi Life Holdings, Inc.	32,900	701,898
Daito Trust Construction Co. Ltd.	1,200	113,038
Daiwa Securities Group, Inc.	1,600	7,648
Disco Corp.	100	31,356
Ebara Corp.	3,400	144,490
Electric Power Development Co. Ltd.	11,700	186,476
ENEOS Holdings, Inc.	61,400	211,086
FP Corp.	100	2,535
Fuji Electric Co. Ltd.	100	3,861

Avantis International Large Cap Value ETF
	Shares	Value
Fujitsu Ltd.	3,700	$475,185
Fukuoka Financial Group, Inc.	2,500	55,808
Hakuhodo DY Holdings, Inc.(1)	14,700	163,878
Haseko Corp.	8,700	99,835
Hino Motors Ltd.(2)	9,100	37,008
Hitachi Construction Machinery Co. Ltd.	3,100	69,331
Hitachi Ltd.	22,300	1,128,779
Honda Motor Co. Ltd., ADR	38,751	1,006,363
Hulic Co. Ltd.	25,300	201,356
Ibiden Co. Ltd.	9,700	332,725
Idemitsu Kosan Co. Ltd.	6,300	139,428
IHI Corp.	10,900	283,061
INPEX Corp.	39,900	418,327
Internet Initiative Japan, Inc.	4,900	98,151
Isuzu Motors Ltd.	15,000	179,376
ITOCHU Corp.	30,000	896,720
Japan Post Holdings Co. Ltd.	89,700	797,360
Japan Post Insurance Co. Ltd.	11,300	196,194
JFE Holdings, Inc.	34,100	423,112
JGC Holdings Corp.	17,500	225,228
JSR Corp.	500	11,360
JTEKT Corp.	200	1,494
Kajima Corp.	24,000	286,824
Kawasaki Heavy Industries Ltd.	13,800	301,560
KDDI Corp.	37,300	1,091,318
Kintetsu Group Holdings Co. Ltd.	1,600	48,471
Kuraray Co. Ltd.	16,400	147,099
Lawson, Inc.	3,700	145,518
Marubeni Corp.	68,500	874,475
Marui Group Co. Ltd.	11,800	179,717
Mazda Motor Corp.	39,100	349,830
MEIJI Holdings Co. Ltd.	2,700	123,649
MINEBEA MITSUMI, Inc.	14,300	247,833
Mitsubishi Chemical Group Corp.	61,500	358,229
Mitsubishi Corp.	39,600	1,345,254
Mitsubishi HC Capital, Inc.	41,300	215,609
Mitsubishi Heavy Industries Ltd.	15,900	585,909
Mitsubishi Motors Corp.(1)(2)	53,800	212,162
Mitsubishi UFJ Financial Group, Inc., ADR	151,797	1,082,313
Mitsui & Co. Ltd.	39,900	1,119,828
Mitsui Chemicals, Inc.	11,000	265,376
MS&AD Insurance Group Holdings, Inc.	8,500	278,155
Nabtesco Corp.	400	10,338
NEC Corp.	11,000	393,671
NGK Insulators Ltd.	5,100	67,697
NGK Spark Plug Co. Ltd.(1)	9,900	199,081
NIPPON EXPRESS HOLDINGS, Inc.	5,200	290,082
Nippon Steel Corp.	34,600	773,232
Nippon Telegraph & Telephone Corp.	23,900	692,546
Nippon Yusen KK	25,000	649,825
Nissan Motor Co. Ltd.	37,600	145,977

Avantis International Large Cap Value ETF
	Shares	Value
Nitto Denko Corp.	6,000	$361,232
Obayashi Corp.	43,500	321,770
Oji Holdings Corp.	57,400	232,911
Ono Pharmaceutical Co. Ltd.	11,500	234,232
ORIX Corp., ADR	6,305	563,541
Persol Holdings Co. Ltd.	5,900	118,168
Rakuten Group, Inc.	17,800	87,739
Resona Holdings, Inc.	42,100	231,882
Resonac Holdings Corp.	11,500	188,858
Rohto Pharmaceutical Co. Ltd.	2,000	36,358
Sanwa Holdings Corp.	2,600	27,407
SBI Holdings, Inc.(1)	11,900	256,508
SCREEN Holdings Co. Ltd.	2,500	199,525
Seiko Epson Corp.	200	2,758
Sekisui Chemical Co. Ltd.	17,900	239,971
SG Holdings Co. Ltd.	10,800	155,718
Sharp Corp.(1)	16,700	115,223
Shimizu Corp.	38,300	206,739
Shin-Etsu Chemical Co. Ltd.	8,200	1,136,775
Shinko Electric Industries Co. Ltd.(1)	4,400	120,701
Sohgo Security Services Co. Ltd.	2,300	60,369
Sojitz Corp.	14,720	282,591
Sompo Holdings, Inc.	1,100	47,224
Sony Group Corp., ADR	18,342	1,533,024
Subaru Corp.	27,500	440,584
Sugi Holdings Co. Ltd.	2,300	96,280
SUMCO Corp.	26,600	367,038
Sumitomo Chemical Co. Ltd.	12,600	44,150
Sumitomo Corp.	47,600	811,236
Sumitomo Mitsui Financial Group, Inc., ADR(1)	145,233	1,267,884
Sumitomo Realty & Development Co. Ltd.	200	4,722
Sundrug Co. Ltd.	4,900	132,666
Suntory Beverage & Food Ltd.	2,400	84,190
Taisei Corp.	11,900	387,978
Taiyo Yuden Co. Ltd.	1,000	30,282
TDK Corp.	18,900	632,798
TIS, Inc.	100	2,482
Tobu Railway Co. Ltd.	12,200	272,377
Tokio Marine Holdings, Inc.	14,800	314,213
Tokyo Century Corp.	800	26,757
Tokyo Electron Ltd.	2,200	754,824
Tokyo Tatemono Co. Ltd.	15,600	191,035
Toray Industries, Inc.	44,300	253,636
Tosoh Corp.	14,500	197,333
Toyota Boshoku Corp.	5,700	88,668
Toyota Motor Corp., ADR	16,315	2,217,535
Toyota Tsusho Corp.	9,900	403,757
Tsuruha Holdings, Inc.	2,200	154,932
Yamada Holdings Co. Ltd.	39,200	137,906
Yamaha Motor Co. Ltd.	16,600	424,714
Zenkoku Hosho Co. Ltd.(1)	300	11,430

Avantis International Large Cap Value ETF
	Shares	Value
Zensho Holdings Co. Ltd.	1,100	$30,970
		39,421,396
Netherlands — 2.2%
ABN AMRO Bank NV, CVA	10,410	183,697
Adyen NV(2)	265	375,619
Aegon NV, NY Shares(1)	69,210	357,816
AerCap Holdings NV(2)	3,832	239,270
ASML Holding NV, NY Shares	2,306	1,424,485
ASR Nederland NV	877	39,913
BE Semiconductor Industries NV	12	926
ING Groep NV, ADR	39,113	546,409
Koninklijke Ahold Delhaize NV	20,642	655,422
Koninklijke DSM NV	2,483	305,980
Koninklijke KPN NV	9,480	32,497
NN Group NV	5,889	238,366
OCI NV	3,697	122,806
		4,523,206
New Zealand — 0.2%
a2 Milk Co. Ltd.(2)	6,387	28,531
Air New Zealand Ltd.(2)	43,038	20,977
Chorus Ltd.	18,969	97,264
Fletcher Building Ltd.	22,314	65,381
Ryman Healthcare Ltd.	1,365	4,431
Spark New Zealand Ltd.	26,760	82,623
Summerset Group Holdings Ltd.	3,724	21,162
		320,369
Norway — 1.1%
DNB Bank ASA	6,708	133,860
Equinor ASA, ADR(1)	34,185	1,042,984
Hafnia Ltd.	15,660	94,935
Norsk Hydro ASA	83,711	609,312
Schibsted ASA, B Shares	6,943	132,071
Schibsted ASA, Class A	5,206	105,642
Wallenius Wilhelmsen ASA	8,973	78,445
		2,197,249
Portugal — 0.3%
Banco Comercial Portugues SA, R Shares	283,409	68,247
EDP Renovaveis SA	60	1,228
Galp Energia SGPS SA	24,623	300,389
Jeronimo Martins SGPS SA	6,697	137,462
NOS SGPS SA	7,246	32,018
Sonae SGPS SA	16,836	18,446
		557,790
Singapore — 1.3%
Capitaland Investment Ltd.	71,000	195,818
City Developments Ltd.	9,800	56,059
DBS Group Holdings Ltd.	6,300	159,838
Golden Agri-Resources Ltd.	439,000	83,073
Jardine Cycle & Carriage Ltd.	3,900	85,976
Keppel Corp. Ltd.	82,500	335,017
Olam Group Ltd.	61,600	70,408

Avantis International Large Cap Value ETF
	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	56,100	$527,255
Sembcorp Marine Ltd.(2)	1,574,515	148,291
Singapore Airlines Ltd.(1)	50,500	213,214
Singapore Exchange Ltd.	1,000	6,458
Singapore Technologies Engineering Ltd.	28,200	74,673
Singapore Telecommunications Ltd.	1,600	2,811
United Overseas Bank Ltd.	19,000	421,147
UOL Group Ltd.	22,400	113,440
Yangzijiang Financial Holding Ltd.(1)(2)	9,300	2,413
Yangzijiang Shipbuilding Holdings Ltd.	205,900	197,005
		2,692,896
Spain — 3.5%
Banco Bilbao Vizcaya Argentaria SA, ADR	201,620	1,564,571
Banco Santander SA, ADR	470,779	1,840,746
Industria de Diseno Textil SA	36,095	1,111,969
Mapfre SA	103,741	222,565
Repsol SA	144,742	2,289,071
		7,028,922
Sweden — 3.1%
Atlas Copco AB, A Shares	3,468	41,173
Atlas Copco AB, B Shares	2,636	27,769
Avanza Bank Holding AB(1)	12,818	339,007
Axfood AB	202	4,835
Billerud AB	612	7,061
Boliden AB	15,972	653,844
Electrolux AB, B Shares(1)	13,823	167,268
H & M Hennes & Mauritz AB, B Shares	29,528	372,064
Nordea Bank Abp	73,015	925,263
Nordnet AB publ	7,119	125,432
Sinch AB(1)(2)	40,576	138,460
Skanska AB, B Shares	20,482	372,240
SSAB AB, A Shares	20,351	147,949
SSAB AB, B Shares	53,001	362,549
Swedbank AB, A Shares	35,697	729,380
Telefonaktiebolaget LM Ericsson, ADR	65,931	362,621
Telia Co. AB	90,585	233,925
Trelleborg AB, B Shares	15,204	391,876
Volvo AB, A Shares	5,372	111,833
Volvo AB, B Shares	40,456	809,489
Volvo Car AB, Class B(2)	15,114	71,260
		6,395,298
Switzerland — 5.5%
Baloise Holding AG	364	60,616
Bucher Industries AG	52	23,506
Cie Financiere Richemont SA, Class A	7,733	1,168,428
DKSH Holding AG	1,363	110,910
EFG International AG	5,605	54,289
Forbo Holding AG	6	7,868
Georg Fischer AG	898	61,008
Holcim AG(2)	158	9,752
Inficon Holding AG	27	27,933

Avantis International Large Cap Value ETF
	Shares	Value
Julius Baer Group Ltd.	4,213	$279,313
Kuehne + Nagel International AG	1,233	315,694
Novartis AG, ADR	17,630	1,483,035
OC Oerlikon Corp. AG	373	2,258
Partners Group Holding AG	802	759,440
Roche Holding AG	8,104	2,336,698
Roche Holding AG, Bearer Shares	329	101,918
Schindler Holding AG	387	83,401
Schindler Holding AG, Bearer Participation Certificate	676	152,035
Stadler Rail AG	2,660	104,988
Straumann Holding AG	168	22,273
Sulzer AG	1,238	107,449
Swatch Group AG	324	20,639
Swatch Group AG, Bearer Shares	204	70,991
Swiss Life Holding AG	895	538,568
Swisscom AG	858	529,423
UBS Group AG(1)	56,030	1,220,333
VAT Group AG	915	276,190
Vontobel Holding AG	1,437	88,763
Zurich Insurance Group AG	2,710	1,285,497
		11,303,216
United Kingdom — 17.1%
3i Group PLC	90,326	1,767,160
Admiral Group PLC	3,967	104,975
Anglo American PLC	57,042	1,971,070
Antofagasta PLC	21,858	412,324
Ashtead Group PLC	34,271	2,267,687
AstraZeneca PLC, ADR	1	65
Barclays PLC, ADR	270,029	2,284,445
BP PLC, ADR	140,121	5,548,792
BT Group PLC	473,489	793,783
Burberry Group PLC	47,131	1,399,534
Coca-Cola HBC AG(2)	24,886	637,316
Glencore PLC	370,287	2,207,600
GSK PLC, ADR	74,784	2,562,848
Haleon PLC, ADR(1)(2)	723	5,697
Hargreaves Lansdown PLC	31,017	309,052
Howden Joinery Group PLC	6,211	53,492
International Distributions Services PLC	31,360	88,194
J Sainsbury PLC	26,146	84,322
JD Sports Fashion PLC	257,569	560,771
Legal & General Group PLC	18,722	57,628
Lloyds Banking Group PLC, ADR(1)	931,410	2,356,467
Marks & Spencer Group PLC(2)	58,478	112,449
NatWest Group PLC, ADR	17,240	122,059
Rightmove PLC	21,051	141,674
Rio Tinto PLC, ADR(1)	45,856	3,197,539
Shell PLC, ADR	80,746	4,906,934
Vodafone Group PLC, ADR	80,298	961,167
		34,915,044
TOTAL COMMON STOCKS (Cost $187,126,816)		203,246,901

Avantis International Large Cap Value ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 2.1%
Money Market Funds — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	135,148	$135,148
State Street Navigator Securities Lending Government Money Market Portfolio(3)	4,152,280	4,152,280
TOTAL SHORT-TERM INVESTMENTS (Cost $4,287,428)		4,287,428
TOTAL INVESTMENT SECURITIES — 101.8% (Cost $191,414,244)		207,534,329
OTHER ASSETS AND LIABILITIES — (1.8)%		(3,700,413)
TOTAL NET ASSETS — 100.0%		$203,833,916

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.3%
Materials	16.8%
Industrials	15.5%
Energy	13.5%
Consumer Discretionary	11.3%
Information Technology	4.8%
Health Care	4.3%
Communication Services	4.3%
Consumer Staples	2.0%
Real Estate	1.6%
Utilities	0.3%
Short-Term Investments	2.1%
Other Assets and Liabilities	(1.8)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,740,354. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $7,039,064, which includes securities collateral of $2,886,784.

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)

Avantis International Small Cap Value ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 8.8%
29Metals Ltd.(1)	745,150	$797,788
Accent Group Ltd.	92,386	137,536
Adairs Ltd.	8,436	13,304
Adbri Ltd.	1,801,643	2,066,242
Aeris Resources Ltd.(2)	252,972	97,801
Alkane Resources Ltd.(2)	662,962	300,620
Alliance Aviation Services Ltd.(2)	50,306	119,006
Allkem Ltd.(2)	1,887	14,345
AMP Ltd.(2)	1,001,558	695,234
Ardent Leisure Group Ltd.(2)	349,486	163,198
Aurelia Metals Ltd.(1)(2)	4,398,224	324,135
Austal Ltd.	1,839,348	2,235,946
Australian Agricultural Co. Ltd.(2)	242,313	271,895
Australian Finance Group Ltd.(1)	486,159	513,722
Bank of Queensland Ltd.	1,445,818	6,850,545
Beach Energy Ltd.	9,420,100	8,884,257
Bega Cheese Ltd.	1,070,169	2,506,034
Bendigo & Adelaide Bank Ltd.	918,964	6,031,223
Bravura Solutions Ltd.	316,929	181,272
Brickworks Ltd.	33,075	548,219
Capricorn Metals Ltd.(2)	513,820	1,307,895
Cedar Woods Properties Ltd.	9,800	28,118
Challenger Ltd.	1,147,714	5,758,680
Champion Iron Ltd.	1,664,273	8,196,791
Cooper Energy Ltd.(2)	3,531,517	390,956
Coronado Global Resources, Inc.	4,208,887	5,337,542
Costa Group Holdings Ltd.	605,074	1,059,478
Credit Corp. Group Ltd.	200,893	2,733,243
CSR Ltd.	1,933,593	6,597,289
DDH1 Ltd.	165,598	100,060
Eclipx Group Ltd.(2)	1,754,811	2,571,097
Emeco Holdings Ltd.	600,927	294,370
Evolution Mining Ltd.	3,887,263	7,116,288
EVT Ltd.	224,403	1,968,806
Gold Road Resources Ltd.	3,136,169	3,102,733
GrainCorp Ltd., A Shares	249,363	1,314,933
Grange Resources Ltd.	3,075,181	1,958,158
GWA Group Ltd.	154,726	182,422
Hastings Technology Metals Ltd.(1)(2)	23,650	39,192
Helia Group Ltd.	1,886,130	4,367,043
HT&E Ltd.	1,042	810
Humm Group Ltd.(1)	498,202	169,046
Iluka Resources Ltd.	2,119,520	14,771,888
Imdex Ltd.	875	1,380
Infomedia Ltd.	521,707	490,597
Inghams Group Ltd.	1,647,288	3,585,833
InvoCare Ltd.(1)	165,651	1,054,708
JB Hi-Fi Ltd.	66,531	1,867,413

Avantis International Small Cap Value ETF
	Shares	Value
Karoon Energy Ltd.(2)	2,084,717	$3,242,249
Leo Lithium Ltd.(1)(2)	3,818,703	1,341,488
Macmahon Holdings Ltd.	354,016	35,626
Magellan Financial Group Ltd.	524,852	3,008,624
Mayne Pharma Group Ltd.(1)(2)	68,940	153,726
McMillan Shakespeare Ltd.(1)	364,008	3,501,317
Metcash Ltd.	785,981	2,148,763
Monadelphous Group Ltd.	106,424	856,841
Mount Gibson Iron Ltd.(1)(2)	292,213	110,918
Myer Holdings Ltd.(1)	1,967,128	1,227,511
MyState Ltd.	57,388	151,722
New Hope Corp. Ltd.(1)	1,957,029	7,126,435
nib holdings Ltd.	920,332	4,692,598
Nine Entertainment Co. Holdings Ltd.	1,256,732	1,634,814
NRW Holdings Ltd.	2,621,796	4,450,280
Nufarm Ltd.	1,475,558	5,745,229
Nuix Ltd.(2)	36,978	32,704
OFX Group Ltd.(2)	82,787	107,000
Orica Ltd.	223,755	2,430,999
Orora Ltd.	1,006,005	2,381,980
Pacific Current Group Ltd.	32,320	149,238
Perenti Ltd.(2)	5,128,937	3,655,172
Perpetual Ltd.	126,083	2,062,913
Perseus Mining Ltd.	6,511,916	8,605,502
Platinum Asset Management Ltd.	2,158,452	2,722,630
Premier Investments Ltd.	283,026	5,180,121
Ramelius Resources Ltd.	4,721,243	2,840,650
Regis Resources Ltd.	3,524,334	4,117,900
Resimac Group Ltd.	18,160	13,183
Resolute Mining Ltd.(1)(2)	4,128,704	680,621
Ridley Corp. Ltd.	644,559	952,892
Sandfire Resources Ltd.	2,303,574	9,070,489
Select Harvests Ltd.(1)	44,332	124,478
Servcorp Ltd.	22,553	50,804
Service Stream Ltd.(1)	213,262	100,241
Seven West Media Ltd.(1)(2)	2,471,879	689,047
Sierra Rutile Holdings Ltd.(1)(2)	289,422	47,585
Sigma Healthcare Ltd.	355,155	162,349
Silver Lake Resources Ltd.(2)	4,596,184	3,108,152
Sims Ltd.	418,629	4,471,378
Solvar Ltd.(1)	84,557	113,536
Southern Cross Media Group Ltd.	723,915	515,229
Super Retail Group Ltd.	735,155	6,394,136
Symbio Holdings Ltd.	3,813	4,664
Terracom Ltd.(1)	1,508,912	764,448
Viva Energy Group Ltd.	4,200,012	8,459,798
West African Resources Ltd.(2)	5,066,438	3,154,081
Westgold Resources Ltd.(2)	589,784	376,920
Whitehaven Coal Ltd.	1,890,274	9,156,681
		231,244,753

Avantis International Small Cap Value ETF
	Shares	Value
Austria — 0.9%
AT&S Austria Technologie & Systemtechnik AG	436,397	$14,398,093
FACC AG(2)	11,641	91,054
IMMOFINANZ AG(2)	26,313	342,538
POLYTEC Holding AG	25,087	132,181
Porr AG	76,273	1,128,964
Semperit AG Holding	96,860	2,319,899
UNIQA Insurance Group AG	590,132	5,023,474
Vienna Insurance Group AG Wiener Versicherung Gruppe	10,205	285,297
		23,721,500
Belgium — 1.3%
AGFA-Gevaert NV(2)	14,480	42,796
Bekaert SA	237,710	10,488,508
bpost SA	549,461	2,932,525
Cie d'Entreprises CFE(1)(2)	27,899	280,938
Deceuninck NV(1)	143,893	388,863
Deme Group NV(2)	6,630	834,265
Exmar NV	349,912	3,074,331
Gimv NV	45,694	2,085,465
Ion Beam Applications	45,435	887,176
KBC Ancora	174,153	9,010,551
Ontex Group NV(2)	122,700	971,512
Tessenderlo Group SA(2)	123,874	4,159,416
VGP NV	3,016	270,518
		35,426,864
Canada — 9.8%
5N Plus, Inc.(2)	1,040	2,012
ADENTRA, Inc.	7	167
Advantage Energy Ltd.(1)(2)	729,681	4,267,391
Algoma Steel Group, Inc.(1)	320,531	2,574,584
Amerigo Resources Ltd.	26,000	30,487
Argonaut Gold, Inc.(2)	748,212	254,979
Aris Mining Corp.	113,257	334,500
Athabasca Oil Corp.(1)(2)	2,186,021	4,774,161
Badger Infrastructure Solution Ltd.(1)	53	1,183
Baytex Energy Corp.(1)(2)	2,299,613	8,864,760
Birchcliff Energy Ltd.(1)	1,038,189	6,383,588
Bird Construction, Inc.	3,400	22,575
Bitfarms Ltd.(1)(2)	305,452	284,298
Bonterra Energy Corp.(2)	21,872	106,114
Calfrac Well Services Ltd.(2)	27,035	111,350
Calian Group Ltd.	1,500	66,398
Calibre Mining Corp.(1)(2)	207,000	172,942
Canaccord Genuity Group, Inc.(1)	112,458	950,268
Canacol Energy Ltd.(1)	18,683	140,756
Canadian Western Bank(1)	275,914	5,617,362
Canfor Corp.(2)	250,393	4,272,004
Capital Power Corp.	352,620	10,975,281
Cardinal Energy Ltd.	1,325	6,914
Cascades, Inc.(1)	21	165
Celestica, Inc.(1)(2)	108,671	1,404,082

Avantis International Small Cap Value ETF
	Shares	Value
Centerra Gold, Inc.	521,290	$3,293,162
China Gold International Resources Corp. Ltd.(1)	231,678	758,960
Chorus Aviation, Inc.(1)(2)	306,036	704,253
Copper Mountain Mining Corp.(1)(2)	229,605	393,753
Corus Entertainment, Inc., B Shares(1)	441,816	618,445
Crescent Point Energy Corp.(1)	2,237,692	15,300,598
Crew Energy, Inc.(2)	581,440	1,989,978
Doman Building Materials Group Ltd.	43,000	232,884
Dorel Industries, Inc., Class B(1)(2)	69,975	233,848
Dundee Precious Metals, Inc.	579,948	3,723,228
Eldorado Gold Corp.(2)	382,386	3,573,046
Endeavour Mining PLC	504	10,490
Enerflex Ltd.	198,162	1,314,303
Enerplus Corp.(1)	591,409	9,383,661
Ensign Energy Services, Inc.(2)	50,787	123,199
EQB, Inc.(1)	64,636	3,078,085
ERO Copper Corp.(1)(2)	158,804	2,490,587
Evertz Technologies Ltd.(1)	2,200	19,767
Exchange Income Corp.	871	32,395
First National Financial Corp.(1)	2,548	73,368
Fortuna Silver Mines, Inc.(1)(2)	791,256	2,568,900
Frontera Energy Corp.(2)	229,782	2,071,322
Gear Energy Ltd.(1)	330,254	258,975
Headwater Exploration, Inc.	13,500	59,263
High Liner Foods, Inc.	4	44
HLS Therapeutics, Inc.	2	12
Home Capital Group, Inc.(1)	109,488	3,364,479
Hudbay Minerals, Inc.	657,361	3,261,513
iA Financial Corp., Inc.	66,563	4,468,429
IAMGOLD Corp.(2)	1,180,260	2,672,776
Interfor Corp.(2)	247,293	4,162,932
International Petroleum Corp.(1)(2)	9,413	94,992
Journey Energy, Inc.(1)(2)	19,800	87,790
Kelt Exploration Ltd.(1)(2)	642,476	2,212,999
Keyera Corp.(1)	51,018	1,125,798
Kinross Gold Corp.(1)	2,309,486	8,530,458
Largo, Inc.(2)	1,825	11,676
Laurentian Bank of Canada(1)	86,495	2,186,305
Linamar Corp.	93,568	5,091,553
Lundin Gold, Inc.	232,094	2,398,333
Lundin Mining Corp.(1)	1,508,548	9,386,275
Martinrea International, Inc.	390,759	4,003,526
MEG Energy Corp.(2)	872,838	13,791,416
Methanex Corp.(1)	164,631	8,304,545
New Gold, Inc.(1)(2)	2,168,886	1,986,887
North American Construction Group Ltd.	53,398	898,511
North West Co., Inc.	14	363
NuVista Energy Ltd.(2)	675,582	5,941,359
Obsidian Energy Ltd.(2)	370,559	2,617,947
OceanaGold Corp.(2)	1,825,595	3,719,424
Onex Corp.	84,979	4,543,839

Avantis International Small Cap Value ETF
	Shares	Value
Parex Resources, Inc.(1)	376,810	$6,141,630
Peyto Exploration & Development Corp.(1)	658,458	5,723,204
Pine Cliff Energy Ltd.(1)	138,356	122,690
Pipestone Energy Corp.(1)(2)	328,793	686,742
Precision Drilling Corp.(2)	35	1,996
Real Matters, Inc.(1)(2)	133,142	566,915
Resolute Forest Products, Inc.(2)	212,031	4,650,852
Russel Metals, Inc.(1)	104,660	2,728,293
Secure Energy Services, Inc.	7,039	44,261
Sierra Metals, Inc.(1)(2)	3,100	1,034
Spartan Delta Corp.(1)	418,694	3,801,846
Stelco Holdings, Inc.(1)	150,006	6,134,360
SunOpta, Inc.(2)	2,722	20,906
Surge Energy, Inc.(1)	345,795	2,232,652
Tamarack Valley Energy Ltd.(1)	1,915,174	6,091,502
Taseko Mines Ltd.(1)(2)	510,133	871,096
Tidewater Midstream & Infrastructure Ltd.(1)	198,569	157,167
Torex Gold Resources, Inc.(2)	357,475	4,401,305
Total Energy Services, Inc.	9,109	58,613
Transcontinental, Inc., Class A	17	194
Vermilion Energy, Inc.(1)	691,369	9,262,166
Wajax Corp.	44,771	797,314
West Fraser Timber Co. Ltd.	11,631	873,710
Western Forest Products, Inc.(1)	1,874,992	1,717,655
Yamana Gold, Inc.	531,424	2,718,461
Yangarra Resources Ltd.(1)(2)	33,200	54,259
		258,649,795
China†
Solargiga Energy Holdings Ltd.	2,281,000	72,930
Denmark — 2.1%
Bang & Olufsen A/S(2)	24,456	44,349
Chemometec A/S(2)	8,153	529,430
D/S Norden A/S	175,797	12,376,726
Dfds A/S	137,656	5,608,430
FLSmidth & Co. A/S	32,604	1,281,993
H+H International A/S, B Shares(2)	21,773	320,765
Jyske Bank A/S(2)	121,721	10,195,427
NKT A/S(2)	73,581	3,412,660
NNIT A/S(2)	45,818	467,070
Per Aarsleff Holding A/S	57,089	2,475,127
Ringkjoebing Landbobank A/S	1,327	209,585
Solar A/S, B Shares	12,609	1,096,110
Spar Nord Bank A/S	224,226	4,137,832
Sparekassen Sjaelland-Fyn A/S	5,583	168,911
Sydbank A/S	243,875	12,411,198
TORM PLC, Class A	36,429	1,293,449
		56,029,062
Finland — 1.6%
Admicom Oyj(1)	98	4,430
Anora Group Oyj(1)	23,717	161,666
Citycon Oyj(1)(2)	157,363	1,157,844

Avantis International Small Cap Value ETF
	Shares	Value
Finnair Oyj(1)(2)	1,702,119	$1,017,974
Harvia OYJ	9,293	211,186
HKScan Oyj, A Shares(1)	81,043	65,820
Kemira Oyj	201,225	3,854,160
Lassila & Tikanoja Oyj	1,259	14,548
Marimekko Oyj	143,819	1,400,888
Metsa Board Oyj, Class B	474,684	4,152,854
Nokian Renkaat Oyj	123,195	1,117,272
Outokumpu Oyj	2,461,462	14,736,760
Puuilo Oyj	181,104	1,237,044
Rovio Entertainment Oyj	127,009	1,095,969
Sanoma Oyj	3,544	32,961
Suominen Oyj(1)	39,141	126,384
Talenom Oyj	4,970	43,230
Tokmanni Group Corp.	283,443	4,027,959
Uponor Oyj	219,657	4,087,906
Verkkokauppa.com Oyj(1)	51,814	146,151
WithSecure Oyj(2)	1,324	2,313
YIT Oyj(1)	870,200	2,473,804
		41,169,123
France — 3.4%
AKWEL	4,039	68,038
ALD SA	181,385	2,402,736
APERAM SA	48,115	1,871,103
Beneteau SA	2,762	49,242
Biosynex(1)	12,193	156,274
Bonduelle SCA	1,607	22,241
Catana Group	35,195	281,894
Cie des Alpes(2)	61,165	913,102
Cie Plastic Omnium SA	172,417	3,105,699
Coface SA	409,566	6,036,314
Derichebourg SA	609,204	3,917,543
Eramet SA	56,790	6,094,196
Esso SA Francaise(2)	1,045	62,851
Etablissements Maurel et Prom SA	255,031	949,487
Eurobio Scientific SA(1)(2)	26,767	510,121
Eutelsat Communications SA(1)	1,040,161	7,269,023
Focus Entertainment(2)	2,042	106,622
Gaztransport Et Technigaz SA	62,065	6,481,732
Genfit SA(2)	40,398	174,797
Groupe LDLC(1)	6,031	134,729
Guillemot Corp.	967	9,168
ID Logistics Group(2)	323	103,745
Innate Pharma SA(1)(2)	15,867	46,889
Jacquet Metals SACA	34,099	697,600
JCDecaux SE(2)	91,756	2,095,560
Kaufman & Broad SA	7,283	223,202
LISI	83	2,203
Maisons du Monde SA	129,281	1,543,073
Manitou BF SA(1)	190	5,373
Mersen SA	28,796	1,358,533

Avantis International Small Cap Value ETF
	Shares	Value
Metropole Television SA	151,111	$2,255,427
Nexans SA	55,512	5,352,056
Novacyt SA(2)	242,631	181,764
Orpea SA(1)(2)	181,182	490,154
SES SA	1,762,403	11,879,922
SMCP SA(2)	144,891	1,130,993
Societe BIC SA	30,139	1,949,592
Television Francaise 1	358,721	2,858,608
Ubisoft Entertainment SA(2)	269,162	5,901,384
Verallia SA	228,565	9,212,925
Vicat SA	13,837	434,156
Vilmorin & Cie SA	196	9,994
X-Fab Silicon Foundries SE(2)	182,815	1,720,163
		90,070,228
Germany — 4.5%
1&1 AG	21,987	263,447
7C Solarparken AG	85,419	356,414
Aareal Bank AG(2)	1,499	51,358
Aurubis AG	80,387	7,862,545
Baader Bank AG	7,342	32,172
Bauer AG(2)	8,713	55,697
Bertrandt AG	1,999	102,131
Cewe Stiftung & Co. KGAA	10,755	1,075,125
CropEnergies AG	95,554	1,175,869
Deutsche Beteiligungs AG	10,133	333,088
Deutsche Pfandbriefbank AG	438,861	4,342,219
Deutz AG	402,446	2,472,110
Draegerwerk AG & Co. KGaA	981	38,145
Draegerwerk AG & Co. KGaA, Preference Shares	20,491	893,594
Duerr AG	195,240	7,349,539
Elmos Semiconductor SE	36,308	2,946,262
ElringKlinger AG	28,327	262,556
Encavis AG	260,432	5,083,097
flatexDEGIRO AG(2)	247,816	2,110,770
Grand City Properties SA	218,416	2,229,364
GRENKE AG	49,536	1,544,238
Hamburger Hafen und Logistik AG	135,595	1,793,766
Heidelberger Druckmaschinen AG(2)	97,283	175,028
HelloFresh SE(2)	169,116	3,788,623
Hornbach Holding AG & Co. KGaA	33,416	2,775,229
HUGO BOSS AG	143,435	9,810,131
Instone Real Estate Group SE	125,695	1,179,789
JOST Werke AG	49,196	2,801,352
Jungheinrich AG, Preference Shares	238,330	8,792,038
Kontron AG	132,907	2,659,410
Krones AG	65,688	7,999,651
Lang & Schwarz AG	30,027	320,072
Lanxess AG	269,124	12,521,171
Leoni AG(2)	21,600	68,101
METRO AG(2)	318,580	2,872,576
MLP SE	7,232	37,691

Avantis International Small Cap Value ETF
	Shares	Value
Mutares SE & Co. KGaA	33,485	$716,251
PVA TePla AG(2)	48,548	1,312,673
SAF-Holland SE	115,756	1,444,999
SGL Carbon SE(1)(2)	351,180	3,287,638
Siltronic AG	76,491	5,569,973
Steico SE	553	32,154
STO SE & Co. KGaA, Preference Shares	7,821	1,238,890
Suedzucker AG	61,571	1,044,695
SUESS MicroTec SE	7,142	163,563
Vitesco Technologies Group AG, Class A(2)	55,375	3,844,238
Wacker Neuson SE	40,760	863,893
Wuestenrot & Wuerttembergische AG	36,049	654,818
		118,348,153
Hong Kong — 1.7%
AMTD IDEA Group, ADR(2)	79,252	124,426
AustAsia Group Ltd.(2)	403,380	209,671
BOCOM International Holdings Co. Ltd.	50,000	3,892
Bright Smart Securities & Commodities Group Ltd.	3,760,000	704,908
Cafe de Coral Holdings Ltd.	180,000	276,746
Central Wealth Group Holdings Ltd.(2)	22,792,000	252,691
Chia Tai Enterprises International Ltd.(2)	132,000	36,692
Chow Sang Sang Holdings International Ltd.	397,000	511,272
CMBC Capital Holdings Ltd.(1)	1,387,000	290,444
Cowell e Holdings, Inc.(2)	16,000	28,632
Crystal International Group Ltd.	34,500	9,641
CSC Holdings Ltd.(2)	56,490,000	252,562
CSI Properties Ltd.	80,000	1,511
Dah Sing Banking Group Ltd.	349,200	283,432
Dah Sing Financial Holdings Ltd.	193,200	521,986
E-Commodities Holdings Ltd.(1)	18,120,000	3,164,924
FSE Lifestyle Services Ltd.	27,000	21,195
Guotai Junan International Holdings Ltd.(1)	5,090,000	447,816
Haitong International Securities Group Ltd.(1)(2)	304,699	30,686
Hang Lung Group Ltd.	1,080,000	1,962,333
Hengdeli Holdings Ltd.(2)	12,000	191
IGG, Inc.(2)	1,714,000	628,084
IRC Ltd.(1)(2)	4,792,000	72,671
Jinhui Shipping & Transportation Ltd.	15,000	10,663
Johnson Electric Holdings Ltd.	1,528,820	1,753,726
K Wah International Holdings Ltd.	2,713,000	937,224
Luk Fook Holdings International Ltd.	95,000	303,282
Oriental Watch Holdings	1,280,000	685,266
Pacific Basin Shipping Ltd.	53,080,000	19,269,276
Pacific Textiles Holdings Ltd.	377,000	126,345
PC Partner Group Ltd.(1)	1,736,000	1,273,161
Regina Miracle International Holdings Ltd.	194,000	77,953
Sa Sa International Holdings Ltd.(2)	846,000	197,462
Shun Tak Holdings Ltd.(2)	4,664,000	944,826
Singamas Container Holdings Ltd.	4,050,000	350,818
SmarTone Telecommunications Holdings Ltd.	126,000	84,173
Soundwill Holdings Ltd.	2,500	2,281

Avantis International Small Cap Value ETF
	Shares	Value
Sun Hung Kai & Co. Ltd.	866,000	$351,064
SUNeVision Holdings Ltd.	1,245,000	732,874
Tai Hing Group Holdings Ltd.	245,000	32,475
Tam Jai International Co. Ltd.	490,000	143,663
Ten Pao Group Holdings Ltd.	412,000	76,575
Texhong International Group Ltd.	1,257,500	1,078,646
Texwinca Holdings Ltd.	440,000	74,020
United Laboratories International Holdings Ltd.	8,566,000	5,134,367
Value Partners Group Ltd.(1)	1,282,000	461,275
VSTECS Holdings Ltd.	786,000	453,747
		44,391,568
Ireland — 0.4%
Dalata Hotel Group PLC(2)	711,418	3,230,911
FBD Holdings PLC	6,291	90,500
Glenveagh Properties PLC(2)	6,013,624	6,331,572
Origin Enterprises PLC	205,462	919,435
		10,572,418
Israel — 2.2%
Adgar Investment and Development Ltd.	13,419	16,322
AFI Properties Ltd.(2)	546	14,522
Africa Israel Residences Ltd.	2,553	94,237
Airport City Ltd.(2)	46,523	614,959
Carasso Motors Ltd.	19,452	94,613
Clal Insurance Enterprises Holdings Ltd.(2)	311,337	4,464,401
Delek Automotive Systems Ltd.	104,359	1,054,064
Delek Group Ltd.(2)	21,396	2,000,040
Equital Ltd.(2)	30,582	722,516
Fattal Holdings 1998 Ltd.(2)	178	14,818
FIBI Holdings Ltd.	86,540	3,174,651
First International Bank of Israel Ltd.	36,753	1,301,424
G City Ltd.	150,550	523,644
Harel Insurance Investments & Financial Services Ltd.	544,108	4,581,256
IDI Insurance Co. Ltd.	2,066	47,770
Ilex Medical Ltd.	729	16,630
Inrom Construction Industries Ltd.	6,286	20,936
Isracard Ltd.	1,013,474	3,591,446
Israel Corp. Ltd.	3,349	1,141,771
Israel Land Development Co. Ltd.	31,065	288,736
Isras Investment Co. Ltd.	1,470	228,723
Ituran Location & Control Ltd.	25	559
M Yochananof & Sons Ltd.	4,089	194,399
Menora Mivtachim Holdings Ltd.	113,584	2,183,870
Migdal Insurance & Financial Holdings Ltd.(2)	1,890,328	2,110,730
Naphtha Israel Petroleum Corp. Ltd.	10,798	40,110
Nawi Brothers Ltd.	9,923	66,012
Oil Refineries Ltd.	7,207,478	2,174,706
Partner Communications Co. Ltd.(2)	586,916	3,280,473
Paz Oil Co. Ltd.(2)	44,874	4,755,404
Phoenix Holdings Ltd.	677,884	6,473,785
Prashkovsky Investments & Construction Ltd.	2,519	51,588
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	12,684	701,825

Avantis International Small Cap Value ETF
	Shares	Value
Scope Metals Group Ltd.(2)	74	$2,443
Shapir Engineering & Industry Ltd.	28,261	186,509
Shikun & Binui Ltd.(2)	584,113	1,334,352
Shufersal Ltd.	889,435	4,592,259
Taro Pharmaceutical Industries Ltd.(2)	2,537	76,668
Tera Light Ltd.(2)	30,831	34,971
Tower Semiconductor Ltd.(2)	342	13,990
Victory Supermarket Chain Ltd.	1,573	15,299
YH Dimri Construction & Development Ltd.	17,696	905,120
ZIM Integrated Shipping Services Ltd.(1)	202,916	4,800,993
		58,003,544
Italy — 3.3%
Aeffe SpA(1)(2)	47,952	65,459
Arnoldo Mondadori Editore SpA	206,703	400,046
Banca IFIS SpA	186,389	3,059,573
Banca Popolare di Sondrio SpA	3,272,293	16,626,821
Banco di Desio e della Brianza SpA(1)	118,022	439,185
BFF Bank SpA	396,973	3,940,606
Biesse SpA	121,446	2,184,943
Cementir Holding NV	24,325	208,337
d'Amico International Shipping SA(2)	5,839,024	2,680,744
Danieli & C Officine Meccaniche SpA(1)	129	3,491
Danieli & C Officine Meccaniche SpA, Preference Shares	54,332	1,102,587
Digital Bros SpA(1)	92,719	2,171,778
Enav SpA	769	3,403
Fila SpA	16,030	127,126
Fincantieri SpA(2)	2,044,390	1,296,900
FNM SpA(2)	66,723	31,179
Geox SpA(2)	68,174	83,306
Iveco Group NV(2)	2,154,286	20,336,676
KME Group SpA(2)	163,553	135,821
Maire Tecnimont SpA(1)	926,959	3,736,749
MFE-MediaForEurope NV, Class A(1)	5,120,672	2,249,780
MFE-MediaForEurope NV, Class B(1)	1,649,121	1,193,162
Newlat Food SpA(2)	16,765	82,651
Orsero SpA	6,498	102,825
OVS SpA	2,841,331	7,726,934
RAI Way SpA	223,424	1,274,510
Safilo Group SpA(1)(2)	375,919	555,994
Saipem SpA(1)(2)	3,274,801	5,243,292
Sanlorenzo SpA/Ameglia	24,511	1,119,694
Saras SpA(2)	1,173,372	1,774,941
Tesmec SpA(2)	1,690,861	303,263
Webuild SpA(1)	4,417,256	8,025,243
		88,287,019
Japan — 27.7%
77 Bank Ltd.(1)	102,800	1,831,434
Adastria Co. Ltd.(1)	59,200	941,785
AEON Financial Service Co. Ltd.(1)	606,200	5,754,879
Aeon Mall Co. Ltd.(1)	120,600	1,574,695
AFC-HD AMS Life Science Co. Ltd.	30,000	169,265

Avantis International Small Cap Value ETF
	Shares	Value
Aichi Steel Corp.	14,800	$264,224
Air Water, Inc.	310,600	3,734,296
Airport Facilities Co. Ltd.	2,000	8,083
Aisan Industry Co. Ltd.	63,400	431,855
Akatsuki, Inc.	23,200	369,655
Akebono Brake Industry Co. Ltd.(2)	9,300	9,908
Alconix Corp.	9,000	89,827
Alfresa Holdings Corp.	29,700	358,679
Alleanza Holdings Co. Ltd.	3,200	23,144
Alps Alpine Co. Ltd.(1)	727,900	6,914,217
Amada Co. Ltd.	118,300	1,076,547
AOKI Holdings, Inc.(1)	59,200	356,788
Aoyama Trading Co. Ltd.	148,100	1,051,815
Aozora Bank Ltd.(1)	15,300	296,299
Arata Corp.	50,200	1,488,635
Arclands Corp.(1)	84,100	890,581
Arcs Co. Ltd.(1)	124,600	1,983,293
Asahi Diamond Industrial Co. Ltd.(1)	58,100	355,828
ASAHI YUKIZAI Corp.(1)	39,600	818,126
Asanuma Corp.	18,800	463,367
Asia Pile Holdings Corp.	1,400	7,495
Astena Holdings Co. Ltd.	1,200	3,773
Aucnet, Inc.	1,100	14,129
Awa Bank Ltd.	8,400	137,141
Axell Corp.(1)	5,400	67,733
Bando Chemical Industries Ltd.	33,700	259,407
Bank of Nagoya Ltd.	23,200	608,982
Bank of the Ryukyus Ltd.	78,900	654,904
Belluna Co. Ltd.(1)	146,100	744,698
Bic Camera, Inc.(1)	103,000	882,161
BML, Inc.	110,100	2,558,973
Bunka Shutter Co. Ltd.(1)	258,200	2,115,657
Cawachi Ltd.(1)	6,800	116,551
Central Glass Co. Ltd.	135,300	3,324,922
Chiba Kogyo Bank Ltd.	105,900	426,407
Chilled & Frozen Logistics Holdings Co. Ltd.	1,900	16,977
Chori Co. Ltd.	16,700	321,106
Chubu Shiryo Co. Ltd.	5,400	41,504
Chubu Steel Plate Co. Ltd.(2)	200	3,150
Citizen Watch Co. Ltd.(1)	1,118,800	6,772,184
CKD Corp.	101,300	1,564,969
CMIC Holdings Co. Ltd.	21,900	289,211
Coca-Cola Bottlers Japan Holdings, Inc.	176,400	1,856,934
Cosmo Energy Holdings Co. Ltd.	495,600	14,813,810
Credit Saison Co. Ltd.(1)	963,200	13,127,756
CTI Engineering Co. Ltd.	21,700	554,604
Cybernet Systems Co. Ltd.	20,400	142,852
Daicel Corp.	587,100	4,076,264
Daiho Corp.(1)	5,100	143,902
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	300	2,244
Daiken Corp.(1)	18,900	307,272

Avantis International Small Cap Value ETF
	Shares	Value
Daiki Aluminium Industry Co. Ltd.(1)	13,200	$140,232
Daikokutenbussan Co. Ltd.(1)	12,400	465,242
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,700	144,885
Daio Paper Corp.(1)	273,400	2,168,735
Daishi Hokuetsu Financial Group, Inc.	79,500	1,896,695
Daito Pharmaceutical Co. Ltd.	1,000	18,071
Daitron Co. Ltd.	4,700	88,483
Daiwa Industries Ltd.	2,500	24,784
Daiwabo Holdings Co. Ltd.	150,000	2,318,044
Denka Co. Ltd.	191,700	4,048,220
Digital Garage, Inc.	4,000	132,066
DKS Co. Ltd.	2,800	40,090
Dowa Holdings Co. Ltd.(1)	152,900	4,988,491
Dream Incubator, Inc.(2)	8,400	190,959
Eagle Industry Co. Ltd.	53,900	475,482
Ebara Jitsugyo Co. Ltd.	200	4,058
Eco's Co. Ltd.(1)	14,100	189,824
EDION Corp.(1)	245,600	2,376,942
EF-ON, Inc.	1,300	5,791
Ehime Bank Ltd.	11,600	83,541
Eizo Corp.	22,100	618,828
EJ Holdings, Inc.	8,900	92,166
Electric Power Development Co. Ltd.	576,300	9,185,118
Elematec Corp.	39,900	533,389
Enomoto Co. Ltd.	3,000	40,797
Enplas Corp.	8,100	241,523
Exedy Corp.	156,100	2,071,016
EXEO Group, Inc.(1)	159,700	2,802,209
FALCO HOLDINGS Co. Ltd.	2,000	29,373
FCC Co. Ltd.	115,900	1,270,533
Feed One Co. Ltd.	4,700	23,668
Ferrotec Holdings Corp.	245,900	5,840,497
FIDEA Holdings Co. Ltd.	17,710	197,910
FJ Next Holdings Co. Ltd.(1)	15,100	112,014
France Bed Holdings Co. Ltd.	12,600	92,419
Frontier International, Inc.	5,900	99,769
Fuji Corp. Ltd.	9,000	45,471
Fuji Media Holdings, Inc.	128,200	1,075,847
Fuji Oil Co. Ltd.(1)	20,800	40,600
Fuji Seal International, Inc.	47,200	573,029
Fujibo Holdings, Inc.	1,800	41,227
Fujikura Composites, Inc.	31,200	236,874
Fujikura Ltd.	1,298,000	9,202,666
Fujimori Kogyo Co. Ltd.	25,000	578,012
Fukuyama Transporting Co. Ltd.	27,000	677,855
Furukawa Battery Co. Ltd.(1)	500	4,158
Furukawa Co. Ltd.	27,100	276,099
Furuno Electric Co. Ltd.	6,800	48,493
Furyu Corp.	25,200	222,201
Fuso Chemical Co. Ltd.	8,900	242,467
Futaba Industrial Co. Ltd.(1)	112,500	356,042

Avantis International Small Cap Value ETF
	Shares	Value
Fuyo General Lease Co. Ltd.	100,900	$6,950,508
G-7 Holdings, Inc.	100	1,055
Gecoss Corp.(1)	2,200	14,244
Genky DrugStores Co. Ltd.	11,000	327,572
Geo Holdings Corp.	35,500	421,772
GLOBERIDE, Inc.	25,200	474,724
Glory Ltd.	2,600	52,892
GMO Financial Holdings, Inc.(1)	1,600	6,849
Goldcrest Co. Ltd.(1)	33,300	410,972
Good Com Asset Co. Ltd.	66,400	426,604
G-Tekt Corp.(1)	50,700	529,841
GungHo Online Entertainment, Inc.	500	9,005
Gunma Bank Ltd.	963,800	3,617,666
H.U. Group Holdings, Inc.(1)	280,700	5,524,050
H2O Retailing Corp.(1)	241,900	2,465,711
Hakudo Co. Ltd.	8,500	163,096
Halows Co. Ltd.(1)	6,200	147,364
Hamakyorex Co. Ltd.	43,200	1,000,626
Hanwa Co. Ltd.	158,000	4,596,975
Happinet Corp.(1)	19,500	262,826
Hazama Ando Corp.(1)	2,100	13,536
Heiwa Real Estate Co. Ltd.	115,800	3,184,726
Heiwado Co. Ltd.(1)	139,600	2,185,223
Hino Motors Ltd.(2)	790,600	3,215,209
Hirano Tecseed Co. Ltd.(1)	13,300	194,988
Hirogin Holdings, Inc.	73,400	371,353
Hitachi Zosen Corp.	785,300	5,220,387
Hodogaya Chemical Co. Ltd.	2,700	62,443
Hokkoku Financial Holdings, Inc.	76,800	2,354,779
Hokuetsu Corp.(1)	424,500	2,555,245
Hokuhoku Financial Group, Inc.	348,700	2,690,672
H-One Co. Ltd.(1)	9,400	44,038
Honeys Holdings Co. Ltd.	900	9,806
Hoosiers Holdings Co. Ltd.	7,600	47,159
Horiba Ltd.	7,200	383,885
Hosokawa Micron Corp.	29,400	595,056
HS Holdings Co. Ltd.	84,600	736,408
Hyakugo Bank Ltd.	176,500	543,128
Hyakujushi Bank Ltd.	7,200	106,055
Ichigo, Inc.(1)	4,000	8,519
Ichinen Holdings Co. Ltd.	7,200	68,109
IDEA Consultants, Inc.	200	2,330
IDOM, Inc.(1)	130,500	811,617
IHI Corp.	285,500	7,414,120
Iino Kaiun Kaisha Ltd.(1)	474,800	3,777,179
IMAGICA GROUP, Inc.	63,800	302,109
Ines Corp.	200	2,066
I-Net Corp.	1,400	13,051
INFRONEER Holdings, Inc.	490,784	3,721,066
Innotech Corp.	7,400	75,799
Inui Global Logistics Co. Ltd.(1)	32,200	505,748

Avantis International Small Cap Value ETF
	Shares	Value
I-PEX, Inc.	25,700	$246,202
Iseki & Co. Ltd.	27,600	241,011
Ishihara Sangyo Kaisha Ltd.(1)	119,900	942,524
Itochu Enex Co. Ltd.	355,300	2,899,112
Itoki Corp.	73,900	427,623
IwaiCosmo Holdings, Inc.	13,500	138,026
Izumi Co. Ltd.(1)	13,600	297,278
J Front Retailing Co. Ltd.(1)	1,299,700	12,064,112
Jaccs Co. Ltd.	121,300	3,950,264
Japan Aviation Electronics Industry Ltd.	92,000	1,527,268
Japan Electronic Materials Corp.	24,800	276,091
Japan Investment Adviser Co. Ltd.	3,200	24,433
Japan Lifeline Co. Ltd.	165,300	1,122,128
Japan Pulp & Paper Co. Ltd.(1)	5,000	198,151
Japan System Techniques Co. Ltd.	7,400	92,864
Japan Transcity Corp.	4,400	18,840
Japan Wool Textile Co. Ltd.	85,800	621,229
JINUSHI Co. Ltd.	10,300	143,216
JK Holdings Co. Ltd.(1)	3,700	29,527
JM Holdings Co. Ltd.	9,300	125,501
Joshin Denki Co. Ltd.(1)	13,900	207,856
JSB Co. Ltd.	12,400	363,367
JTEKT Corp.	973,700	7,274,510
Juroku Financial Group, Inc.	129,900	3,067,164
JVCKenwood Corp.(1)	1,734,300	5,116,721
Kaga Electronics Co. Ltd.	67,000	2,403,298
Kamei Corp.	11,800	131,952
Kanamoto Co. Ltd.	193,500	3,220,990
Kandenko Co. Ltd.	36,300	238,179
Kaneka Corp.	217,700	5,470,306
Kanematsu Corp.	403,000	4,828,915
Kanto Denka Kogyo Co. Ltd.	303,500	2,253,777
Kato Sangyo Co. Ltd.	36,500	964,260
Kawai Musical Instruments Manufacturing Co. Ltd.	500	9,905
Kawasaki Heavy Industries Ltd.(1)	41,300	902,494
Keiyo Bank Ltd.	178,400	848,405
Keiyo Co. Ltd.(1)	3,900	23,986
KH Neochem Co. Ltd.	140,700	2,642,728
Kitz Corp.	246,800	1,604,180
Kiyo Bank Ltd.	266,200	3,186,098
Kobe Steel Ltd.	2,213,500	15,011,269
Kohnan Shoji Co. Ltd.(1)	107,300	2,496,283
Kojima Co. Ltd.(1)	43,300	177,450
Komeri Co. Ltd.	135,700	2,640,745
Komori Corp.	35,400	253,845
Konica Minolta, Inc.(1)	2,114,600	9,214,712
Konoike Transport Co. Ltd.	90,100	990,096
Konoshima Chemical Co. Ltd.	2,100	29,802
Kosaido Holdings Co. Ltd.	9,600	172,687
KPP Group Holdings Co. Ltd.(1)	183,400	1,012,138
K's Holdings Corp.	400,300	3,449,036

Avantis International Small Cap Value ETF
	Shares	Value
Kumagai Gumi Co. Ltd.	73,200	$1,495,118
Kuraray Co. Ltd.	1,175,400	10,542,714
Kureha Corp.(1)	53,700	3,327,480
Kurimoto Ltd.	100	1,509
Kuriyama Holdings Corp.	4,300	27,720
KYB Corp.	107,000	2,956,194
Kyoden Co. Ltd.(1)	45,100	170,598
Kyodo Printing Co. Ltd.	2,700	58,492
Kyokuto Kaihatsu Kogyo Co. Ltd.(1)	300	3,223
Lawson, Inc.(1)	1,800	70,792
Life Corp.(1)	36,100	732,661
Look Holdings, Inc.	4,100	64,909
Macnica Holdings, Inc.	151,300	4,185,681
Makino Milling Machine Co. Ltd.	118,900	4,305,330
Maruha Nichiro Corp.	76,600	1,363,654
MARUKA FURUSATO Corp.	65,900	1,391,620
Maruzen Showa Unyu Co. Ltd.	12,500	286,363
Matsuda Sangyo Co. Ltd.	15,700	264,642
Maxell Ltd.	207,800	2,216,544
Mazda Motor Corp.	600	5,368
Mebuki Financial Group, Inc.	3,377,900	9,080,421
Media Do Co. Ltd.(2)	2,800	30,663
Megmilk Snow Brand Co. Ltd.	242,500	3,146,449
Meidensha Corp.(1)	63,600	916,341
Meiji Shipping Co. Ltd.(1)	19,500	99,010
Meiko Electronics Co. Ltd.(1)	71,000	1,441,532
Meisei Industrial Co. Ltd.	3,800	22,011
Micronics Japan Co. Ltd.(1)	83,200	801,383
Mikuni Corp.	22,300	56,972
Mimasu Semiconductor Industry Co. Ltd.	59,100	1,124,340
Ministop Co. Ltd.(1)	6,100	62,306
Miraial Co. Ltd.	27,100	312,431
MIRAIT ONE Corp.	213,000	2,383,468
Mirarth Holdings, Inc.(1)	138,300	384,771
Mitsuba Corp.	58,600	222,003
Mitsubishi Research Institute, Inc.	28,600	1,088,358
Mitsubishi Shokuhin Co. Ltd.	107,400	2,556,532
Mitsubishi Steel Manufacturing Co. Ltd.	10,800	98,171
Mitsui Chemicals, Inc.	60,100	1,449,920
Mitsui Matsushima Holdings Co. Ltd.(1)	88,300	2,466,064
Mitsui Mining & Smelting Co. Ltd.(1)	358,700	8,850,804
Mitsui-Soko Holdings Co. Ltd.	117,400	3,399,311
Miyaji Engineering Group, Inc.	700	18,934
Miyazaki Bank Ltd.	31,600	630,336
Mizuho Leasing Co. Ltd.	124,300	3,344,694
Mizuho Medy Co. Ltd.(1)	25,800	473,900
Mizuno Corp.(1)	53,000	1,224,527
Monex Group, Inc.(1)	227,300	832,826
Morinaga Milk Industry Co. Ltd.	142,700	4,840,462
MrMax Holdings Ltd.	3,100	14,746
Musashino Bank Ltd.(1)	79,500	1,480,678

Avantis International Small Cap Value ETF
	Shares	Value
Nabtesco Corp.	114,000	$2,946,298
Nachi-Fujikoshi Corp.	97,100	2,807,345
Nafco Co. Ltd.	5,100	68,084
Nagano Keiki Co. Ltd.	5,700	51,114
Nagase & Co. Ltd.(1)	200	2,971
Namura Shipbuilding Co. Ltd.(1)(2)	82,500	236,752
Nanto Bank Ltd.	60,400	1,193,591
NEC Capital Solutions Ltd.	17,000	339,450
Neturen Co. Ltd.	10,700	53,491
NHK Spring Co. Ltd.	254,500	1,694,967
Nichias Corp.	208,500	4,111,484
Nichiha Corp.	81,600	1,576,199
Nichireki Co. Ltd.	33,200	361,097
Nihon Chouzai Co. Ltd.	17,100	147,793
Nihon Dempa Kogyo Co. Ltd.(1)	151,500	1,552,173
Nihon Flush Co. Ltd.(1)	3,600	24,721
Nihon House Holdings Co. Ltd.	33,600	99,935
Nihon Tokushu Toryo Co. Ltd.	1,200	8,275
Nikkon Holdings Co. Ltd.	198,100	3,603,598
Nippn Corp.	22,600	268,698
Nippon Chemical Industrial Co. Ltd.	2,400	35,593
Nippon Chemi-Con Corp.(2)	139,200	2,230,149
Nippon Coke & Engineering Co. Ltd.(1)	601,100	379,369
Nippon Densetsu Kogyo Co. Ltd.	120,600	1,348,591
Nippon Electric Glass Co. Ltd.	309,100	5,752,865
Nippon Kodoshi Corp.	100	1,492
Nippon Koei Co. Ltd.	40,400	975,838
Nippon Light Metal Holdings Co. Ltd.	30,110	328,108
Nippon Paper Industries Co. Ltd.	302,600	2,420,129
Nippon Pillar Packing Co. Ltd.	52,400	1,325,257
Nippon Road Co. Ltd.	1,400	72,134
Nippon Seisen Co. Ltd.	3,000	101,650
Nippon Sheet Glass Co. Ltd.(2)	415,600	2,143,222
Nippon Shokubai Co. Ltd.	121,600	5,047,063
Nippon Soda Co. Ltd.	63,100	2,140,423
Nippon Steel Trading Corp.	12,600	857,449
Nippon Television Holdings, Inc.	176,200	1,450,433
Nippon Thompson Co. Ltd.	138,700	601,854
Nippon Yakin Kogyo Co. Ltd.(1)	15,510	497,398
Nipro Corp.(1)	692,800	5,269,352
Nishi-Nippon Financial Holdings, Inc.	465,600	3,970,538
Nishio Rent All Co. Ltd.	110,700	2,588,745
Nissan Shatai Co. Ltd.	93,300	576,089
Nissha Co. Ltd.	24,900	331,241
Nisshinbo Holdings, Inc.	586,000	4,347,875
Nissin Electric Co. Ltd.	75,800	943,411
Nissui Corp.	1,052,000	4,216,549
Nittetsu Mining Co. Ltd.	35,700	961,569
Nitto Kogyo Corp.(1)	1,600	31,130
Nittoc Construction Co. Ltd.	100	711
Nojima Corp.	290,600	2,892,494

Avantis International Small Cap Value ETF
	Shares	Value
NOK Corp.(1)	343,600	$3,369,244
Nomura Micro Science Co. Ltd.	5,500	181,016
Noritake Co. Ltd.	17,600	585,379
Noritz Corp.	12,400	149,933
North Pacific Bank Ltd.(1)	865,800	2,015,559
NS United Kaiun Kaisha Ltd.(1)	46,300	1,501,403
Ogaki Kyoritsu Bank Ltd.	83,300	1,229,737
Okamoto Machine Tool Works Ltd.	6,000	233,462
Okasan Securities Group, Inc.(1)	115,500	370,636
Oki Electric Industry Co. Ltd.	78,900	411,687
Okinawa Financial Group, Inc.	29,300	514,090
Okumura Corp.	44,700	1,078,280
Okuwa Co. Ltd.(1)	29,600	190,018
Olympic Group Corp.	2,200	8,351
Onoken Co. Ltd.(1)	32,400	361,741
Onward Holdings Co. Ltd.(1)	21,300	53,313
Organo Corp.	8,800	219,567
Orient Corp.(1)	319,640	2,741,506
Oriental Shiraishi Corp.	329,700	789,398
Osaka Soda Co. Ltd.	68,300	2,158,717
OSAKA Titanium Technologies Co. Ltd.(1)	47,500	953,129
Pacific Industrial Co. Ltd.(1)	318,500	2,719,523
PAL GROUP Holdings Co. Ltd.	61,600	1,258,278
Pasco Corp.	500	5,230
Pasona Group, Inc.	33,400	468,749
Pegasus Sewing Machine Manufacturing Co. Ltd.	9,500	47,247
Penta-Ocean Construction Co. Ltd.	72,200	344,084
Press Kogyo Co. Ltd.	659,400	2,323,922
Pressance Corp.	10,100	126,817
Prima Meat Packers Ltd.	69,900	1,098,965
PS Mitsubishi Construction Co. Ltd.	15,300	74,136
Raiznext Corp.(1)	18,700	189,253
Rasa Industries Ltd.	13,600	220,303
Raysum Co. Ltd.	47,900	467,863
Relia, Inc.	41,500	444,230
Remixpoint, Inc.(1)(2)	17,700	30,887
Rengo Co. Ltd.(1)	1,015,600	6,599,002
Resorttrust, Inc.	375,200	5,865,892
Restar Holdings Corp.(1)	6,000	102,200
Ricoh Leasing Co. Ltd.	91,700	2,710,002
Riken Corp.	500	9,708
Riken Technos Corp.	23,000	98,632
Ryobi Ltd.	53,800	598,818
Ryoden Corp.(1)	1,400	19,724
Sakai Chemical Industry Co. Ltd.	15,500	206,742
Sakura Internet, Inc.	500	2,225
Sala Corp.	111,200	596,836
San ju San Financial Group, Inc.	11,800	151,210
San-Ai Obbli Co. Ltd.	167,200	1,714,186
Sanei Architecture Planning Co. Ltd.(1)	1,000	11,011
Sangetsu Corp.	94,100	1,709,027

Avantis International Small Cap Value ETF
	Shares	Value
San-In Godo Bank Ltd.	377,900	$2,354,242
Sankyu, Inc.	215,900	7,943,081
Sanwa Holdings Corp.	405,900	4,278,657
Sanyo Chemical Industries Ltd.	11,400	359,459
Sanyo Denki Co. Ltd.	1,700	70,608
Sanyo Special Steel Co. Ltd.(1)	40,400	777,887
Sawai Group Holdings Co. Ltd.	4,500	124,592
SBI Shinsei Bank Ltd.	1,100	20,026
SBS Holdings, Inc.	2,700	63,461
Scroll Corp.(1)	54,400	325,106
Seed Co. Ltd.	5,000	20,966
Seikitokyu Kogyo Co. Ltd.(1)	6,400	39,145
Seiko Group Corp.	117,600	2,491,489
Seino Holdings Co. Ltd.	350,800	3,621,041
Senko Group Holdings Co. Ltd.	432,200	3,057,924
Senshu Electric Co. Ltd.	40,800	1,079,040
Senshu Ikeda Holdings, Inc.	1,051,700	2,030,758
Shibaura Mechatronics Corp.	12,200	1,304,947
Shibuya Corp.	4,700	82,724
Shikoku Bank Ltd.	2,900	20,594
Shinagawa Refractories Co. Ltd.	1,700	55,868
Shindengen Electric Manufacturing Co. Ltd.(1)	3,500	90,741
Shinmaywa Industries Ltd.	240,000	1,980,649
Shinnihon Corp.	8,600	58,277
Shinsho Corp.	10,500	456,844
Shinwa Co. Ltd.(1)	3,300	50,770
Sinfonia Technology Co. Ltd.	45,200	551,698
SK-Electronics Co. Ltd.	200	2,458
SKY Perfect JSAT Holdings, Inc.	909,000	3,449,922
Sodick Co. Ltd.	36,900	207,210
Soken Chemical & Engineering Co. Ltd.	1,300	17,081
Star Micronics Co. Ltd.	124,100	1,574,154
Starts Corp., Inc.	149,300	2,818,575
Starzen Co. Ltd.	6,900	111,145
St-Care Holding Corp.	12,200	70,500
Stella Chemifa Corp.	14,500	272,512
Studio Alice Co. Ltd.(1)	10,800	163,195
Sumida Corp.	110,500	1,321,379
Sumitomo Densetsu Co. Ltd.	21,600	384,590
Sumitomo Heavy Industries Ltd.	327,900	7,719,756
Sumitomo Mitsui Construction Co. Ltd.	644,100	2,018,681
Sumitomo Osaka Cement Co. Ltd.(1)	96,100	2,684,580
Sumitomo Riko Co. Ltd.	61,000	315,823
Sumitomo Rubber Industries Ltd.	253,900	2,286,011
Sumitomo Seika Chemicals Co. Ltd.	24,000	771,966
Sumitomo Warehouse Co. Ltd.(1)	177,100	2,768,881
Sun Corp.	30,200	509,706
Sun Frontier Fudousan Co. Ltd.	104,700	949,851
Suncall Corp.(1)	15,200	69,656
Sun-Wa Technos Corp.	1,700	25,412
Suruga Bank Ltd.(1)	425,300	1,336,957

Avantis International Small Cap Value ETF
	Shares	Value
Suzuken Co. Ltd.	76,900	$1,941,926
SWCC Showa Holdings Co. Ltd.(1)	53,000	738,652
T RAD Co. Ltd.(1)	4,600	77,200
Tachibana Eletech Co. Ltd.	7,200	103,801
Tachi-S Co. Ltd.	6,500	59,455
Taihei Dengyo Kaisha Ltd.	4,100	116,875
Taiheiyo Cement Corp.	403,700	7,422,301
Taiho Kogyo Co. Ltd.	22,800	107,995
Takamatsu Construction Group Co. Ltd.	5,600	82,478
Takamiya Co. Ltd.	1,600	5,167
Takaoka Toko Co. Ltd.	13,100	205,245
Takara Standard Co. Ltd.	108,600	1,147,517
Takasago International Corp.	16,600	309,080
Takasago Thermal Engineering Co. Ltd.	194,500	2,991,326
Takashimaya Co. Ltd.(1)	533,800	7,434,250
Take & Give Needs Co. Ltd.(2)	14,700	153,889
Tama Home Co. Ltd.(1)	64,700	1,613,667
Teijin Ltd.	979,500	10,177,575
Tera Probe, Inc.	2,600	45,638
Tess Holdings Co. Ltd.(1)	6,500	49,840
T-Gaia Corp.(1)	400	4,817
Toa Corp.(1)	50,900	991,934
TOA ROAD Corp.	500	25,750
Toagosei Co. Ltd.	8,800	80,981
Toda Corp.(1)	1,800	9,381
Toho Holdings Co. Ltd.	124,600	2,014,757
TOKAI Holdings Corp.(1)	421,600	2,715,309
Tokai Rika Co. Ltd.	4,500	51,573
Tokuyama Corp.(1)	286,000	4,559,172
Tokyo Electron Device Ltd.	100	5,955
Tokyo Kiraboshi Financial Group, Inc.	135,900	2,902,072
Tokyo Rope Manufacturing Co. Ltd.	10,400	96,070
Tokyo Seimitsu Co. Ltd.	149,200	5,447,042
Tokyo Steel Manufacturing Co. Ltd.	260,600	2,880,244
Tokyo Tatemono Co. Ltd.	580,200	7,105,045
Tokyu Construction Co. Ltd.	550,000	2,793,364
Tomen Devices Corp.(1)	4,600	226,365
TOMONY Holdings, Inc.	276,000	798,486
Tomy Co. Ltd.	71,400	697,752
Topre Corp.(1)	148,900	1,307,887
Totech Corp.	2,100	68,561
Towa Bank Ltd.	11,900	53,495
Towa Corp.(1)	21,100	294,706
Toyo Engineering Corp.(2)	38,200	164,568
Toyo Kanetsu KK(1)	3,200	64,611
Toyo Seikan Group Holdings Ltd.	595,200	7,745,243
Toyobo Co. Ltd.	429,600	3,379,387
Toyoda Gosei Co. Ltd.	279,100	4,546,402
Toyota Boshoku Corp.	249,600	3,882,739
TPR Co. Ltd.	28,500	291,809
Traders Holdings Co. Ltd.	6,500	24,236

Avantis International Small Cap Value ETF
	Shares	Value
Trancom Co. Ltd.	500	$24,512
Transcosmos, Inc.	110,700	2,722,265
TRE Holdings Corp.(1)	10,440	116,290
Tsubakimoto Chain Co.	112,200	2,628,357
Tsuburaya Fields Holdings, Inc.(1)	81,600	2,496,320
Tsugami Corp.	137,200	1,480,868
Tsukuba Bank Ltd.	104,600	182,112
Tsuzuki Denki Co. Ltd.	200	2,122
TV Asahi Holdings Corp.	79,300	845,966
Tv Tokyo Holdings Corp.	17,500	291,050
UBE Corp.(1)	367,500	5,511,568
Uchida Yoko Co. Ltd.	4,000	146,489
Ulvac, Inc.	173,300	6,643,119
Unipres Corp.	87,900	520,270
Unitika Ltd.(2)	86,800	148,484
Univance Corp.	29,200	79,602
Valor Holdings Co. Ltd.	201,000	2,895,640
Valqua Ltd.	30,300	735,101
VINX Corp.	1,500	14,974
VT Holdings Co. Ltd.	224,900	841,617
Wakachiku Construction Co. Ltd.(1)	5,100	118,083
Wakita & Co. Ltd.	72,400	599,298
Warabeya Nichiyo Holdings Co. Ltd.(1)	36,600	499,392
YAMABIKO Corp.	1,100	10,201
Yamagata Bank Ltd.(1)	4,900	44,684
Yamaguchi Financial Group, Inc.	53,400	360,605
Yamaichi Electronics Co. Ltd.(1)	141,800	1,906,821
Yamazen Corp.	263,700	2,027,329
Yellow Hat Ltd.	13,600	177,610
Yodogawa Steel Works Ltd.	7,200	143,113
Yokogawa Bridge Holdings Corp.	184,500	2,782,126
Yokohama Rubber Co. Ltd.	271,300	5,148,456
Yokorei Co. Ltd.	138,900	1,022,837
Yorozu Corp.	4,500	25,675
Yotai Refractories Co. Ltd.	2,400	26,593
Yuasa Trading Co. Ltd.(1)	94,400	2,535,828
Yurtec Corp.	7,400	41,070
Zeon Corp.	34,700	328,204
		730,041,954
Netherlands — 1.9%
AerCap Holdings NV(2)	134,902	8,423,281
AMG Advanced Metallurgical Group NV	20,467	805,884
ASR Nederland NV	340,344	15,489,342
BE Semiconductor Industries NV	125,620	9,696,791
Flow Traders Ltd.	47,396	1,150,063
ForFarmers NV(1)	47,215	164,130
Heijmans NV, CVA	134,127	1,749,563
Koninklijke BAM Groep NV(2)	1,227,772	3,138,272
Koninklijke Vopak NV	69,676	2,222,875
OCI NV	183,412	6,092,521
PostNL NV	185,480	323,786

Avantis International Small Cap Value ETF
	Shares	Value
SIF Holding NV(1)	285	$3,675
Sligro Food Group NV	6,738	113,432
TKH Group NV, CVA	20,142	928,916
		50,302,531
New Zealand — 0.5%
Air New Zealand Ltd.(2)	17,210,793	8,388,556
Channel Infrastructure NZ Ltd.(2)	32,550	29,152
Heartland Group Holdings Ltd.	3,515	3,932
KMD Brands Ltd.	833,699	581,436
Oceania Healthcare Ltd.	3,378,715	1,626,356
SKYCITY Entertainment Group Ltd.(2)	2,400,614	3,854,760
Warehouse Group Ltd.	16,193	26,514
		14,510,706
Norway — 2.2%
2020 Bulkers Ltd.(1)(2)	67,125	701,412
ABG Sundal Collier Holding ASA	449,866	279,865
Belships ASA	191,670	358,463
Bonheur ASA	3,699	99,253
BW Energy Ltd.(2)	251,635	706,296
BW LPG Ltd.	542,751	4,747,893
BW Offshore Ltd.	981,901	2,692,827
DNO ASA	3,227,054	3,697,661
Golden Ocean Group Ltd.	316,268	3,234,955
Hafnia Ltd.	602,364	3,651,682
Kid ASA(1)	52,924	438,760
Komplett Bank ASA(2)	50,471	27,534
Kongsberg Automotive ASA(1)(2)	532,645	160,272
MPC Container Ships ASA	1,486,086	2,640,666
Norwegian Energy Co. ASA(2)	13,725	531,945
Odfjell Drilling Ltd.(2)	544,415	1,407,161
Odfjell Technology Ltd.(2)	45	234
OKEA ASA	37,209	115,819
Petronor E&P ASA(2)	8,608	653
PGS ASA(1)(2)	5,401,113	5,272,672
Protector Forsikring ASA	29,887	420,008
Rana Gruber ASA	6,421	38,435
Scatec ASA	27,704	187,138
SpareBank 1 Nord Norge	517,980	5,139,337
SpareBank 1 SMN	387,365	5,108,854
Sparebanken Vest(1)	58,146	563,504
Stolt-Nielsen Ltd.	122,889	3,798,914
Subsea 7 SA	690,317	8,966,751
Wallenius Wilhelmsen ASA	435,653	3,808,616
		58,797,580
Portugal — 0.2%
Altri SGPS SA(1)	210,575	1,031,391
CTT-Correios de Portugal SA	853,989	3,388,817
Greenvolt-Energias Renovaveis SA(1)(2)	2,325	17,811
Mota-Engil SGPS SA(1)	835,363	1,641,636
Semapa-Sociedade de Investimento e Gestao	1,910	28,918
Sonae SGPS SA	12,843	14,071
		6,122,644

Avantis International Small Cap Value ETF
	Shares	Value
Singapore — 1.8%
Aztech Global Ltd.	10,000	$6,161
Banyan Tree Holdings Ltd.(2)	67,500	16,276
Boustead Singapore Ltd.	16,500	10,776
BRC Asia Ltd.	7,900	10,484
Bumitama Agri Ltd.	1,717,200	820,711
China Sunsine Chemical Holdings Ltd.	1,435,600	485,387
ComfortDelGro Corp. Ltd.	3,554,400	3,191,664
Dyna-Mac Holdings Ltd.(2)	894,700	123,477
First Resources Ltd.	1,980,600	2,258,217
Food Empire Holdings Ltd.	48,100	28,014
Geo Energy Resources Ltd.(1)	7,722,100	1,859,746
Golden Agri-Resources Ltd.	44,993,800	8,514,237
Hong Fok Corp. Ltd.(1)	104,800	73,895
Hong Leong Asia Ltd.	178,100	89,865
Hour Glass Ltd.	295,500	475,552
Hutchison Port Holdings Trust, U Shares	32,585,100	6,009,279
Indofood Agri Resources Ltd.	191,900	44,118
InnoTek Ltd.	89,500	31,500
ISDN Holdings Ltd.(1)	2,017,800	726,827
Japfa Ltd.(1)	1,262,400	281,089
Jiutian Chemical Group Ltd.	8,200,500	468,039
Mewah International, Inc.	120,500	26,340
QAF Ltd.	44,600	28,119
Riverstone Holdings Ltd.	4,052,000	1,834,676
Samudera Shipping Line Ltd.	899,900	794,557
Singapore Post Ltd.	2,539,800	1,008,533
Tuan Sing Holdings Ltd.(1)	1,652,390	411,030
UG Healthcare Corp. Ltd.	356,100	43,919
Yangzijiang Financial Holding Ltd.(1)(2)	11,401,600	2,958,244
Yangzijiang Shipbuilding Holdings Ltd.	11,400,900	10,908,373
Yanlord Land Group Ltd.	3,517,300	2,846,870
		46,385,975
Spain — 1.9%
Acerinox SA	770,244	8,457,882
Amper SA(1)(2)	1,033,980	186,867
Atresmedia Corp. de Medios de Comunicacion SA(1)	345,482	1,257,810
Banco de Sabadell SA	11,004,235	14,373,683
Bankinter SA(1)	758,513	5,335,595
Construcciones y Auxiliar de Ferrocarriles SA	8,772	260,707
Deoleo SA(1)(2)	356,161	95,336
Ence Energia y Celulosa SA	280,691	1,071,192
Ercros SA	143,073	608,734
Fomento de Construcciones y Contratas SA	15	145
Gestamp Automocion SA	839,029	3,885,891
Grupo Catalana Occidente SA	80,678	2,634,314
Laboratorios Farmaceuticos Rovi SA	59,169	2,603,929
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	1,693,563	1,680,626
Mediaset Espana Comunicacion SA(1)(2)	117,486	409,293
Melia Hotels International SA(2)	385,674	2,552,275
Miquel y Costas & Miquel SA	467	6,152

Avantis International Small Cap Value ETF
	Shares	Value
Neinor Homes SA	77,268	$750,552
Pharma Mar SA(1)	29,153	1,721,574
Prosegur Cia de Seguridad SA	201,857	416,637
Sacyr SA	1	3
Unicaja Banco SA	1,479,590	1,895,436
		50,204,633
Sweden — 5.3%
Arise AB(2)	47,275	200,718
Atrium Ljungberg AB, B Shares	57,075	995,525
Avanza Bank Holding AB(1)	97,198	2,570,670
Bahnhof AB, B Shares	2,452	8,960
BE Group AB	16,270	177,227
Beijer Alma AB	8,305	162,153
Better Collective A/S(2)	53,203	947,990
Bilia AB, A Shares	503,460	6,707,578
Billerud AB	259,747	2,997,061
Bonava AB, B Shares	368,327	839,584
Boozt AB(1)(2)	75,318	891,492
Bure Equity AB	116,856	2,881,123
Byggmax Group AB	191,700	698,948
Catena Media PLC(1)(2)	463,169	1,445,353
Cibus Nordic Real Estate AB(1)	239,429	2,856,105
Clas Ohlson AB, B Shares(1)	338,660	2,161,924
Cloetta AB, B Shares	919,469	1,965,292
Collector Bank AB(2)	222,047	952,730
Corem Property Group AB, B Shares	1,806,917	1,567,082
Dios Fastigheter AB	482,824	3,555,893
Electrolux Professional AB, B Shares	347,843	1,847,178
Elekta AB, B Shares(1)	1,048,041	8,180,199
G5 Entertainment AB(1)	32,084	595,058
GARO AB	14,419	116,121
Hoist Finance AB(2)	190,033	448,442
Hufvudstaden AB, A Shares	269,839	3,921,923
Inwido AB	83,764	929,017
JM AB	19,051	396,116
Kopparbergs Bryggeri AB, B Shares	12,361	153,895
Loomis AB	489,367	15,812,820
Maha Energy AB(1)(2)	107,389	98,148
MEKO AB	106,902	1,219,562
MIPS AB	78,797	3,548,712
Modern Times Group MTG AB, B Shares(2)	462,540	3,200,046
Mycronic AB	92,532	1,977,652
NCC AB, B Shares	120,978	1,134,177
Neobo Fastigheter AB(1)(2)	225,844	301,614
Net Insight AB, B Shares(2)	903,663	549,226
Nobia AB	375,570	632,637
NP3 Fastigheter AB	36,135	755,468
Nyfosa AB	764,740	6,333,093
Pandox AB(2)	476,226	6,435,271
Paradox Interactive AB	221,330	4,651,790
Peab AB, Class B	1,006,908	5,534,339

Avantis International Small Cap Value ETF
	Shares	Value
Platzer Fastigheter Holding AB, B Shares	119,086	$1,030,600
RaySearch Laboratories AB(2)	51,649	418,023
Resurs Holding AB	1,068,755	2,573,288
Saab AB, B Shares	186,899	10,785,948
Samhallsbyggnadsbolaget i Norden AB(1)	2,258,449	3,685,155
Samhallsbyggnadsbolaget i Norden AB, D Shares	89,465	163,286
Scandi Standard AB(2)	459,179	2,356,257
SkiStar AB	188,638	2,128,278
Tethys Oil AB	145,405	803,698
Transtema Group AB(2)	6,552	21,862
Troax Group AB	4	85
Truecaller AB, B Shares(1)(2)	350,156	1,062,994
Wihlborgs Fastigheter AB	1,417,868	11,800,049
		140,185,435
Switzerland — 4.3%
ALSO Holding AG(2)	6,783	1,330,714
Arbonia AG	29,569	372,674
Autoneum Holding AG(1)	32,500	4,719,233
Bell Food Group AG	8,278	2,414,774
Bellevue Group AG	547	23,444
Bucher Industries AG	2,032	918,545
Burckhardt Compression Holding AG	13,784	8,390,499
Cembra Money Bank AG	237,847	20,254,418
Coltene Holding AG(2)	5,166	393,283
EFG International AG	595,960	5,772,376
Forbo Holding AG	2,997	3,929,889
GAM Holding AG(1)(2)	199,388	136,188
Gurit Holding AG, Bearer Shares(1)	7,459	775,960
Huber & Suhner AG	33,809	3,093,583
Implenia AG(2)	83,668	3,764,492
Leonteq AG	94,455	5,451,894
Liechtensteinische Landesbank AG	5,832	378,185
Mobimo Holding AG	15,548	3,909,284
OC Oerlikon Corp. AG	1,059,147	6,410,896
Orior AG	16,432	1,249,836
Rieter Holding AG	4,462	501,537
Schweizerische Nationalbank	1	4,899
St Galler Kantonalbank AG	3,040	1,611,133
Stadler Rail AG(1)	4,311	170,152
Sulzer AG	46,578	4,042,604
Swiss Steel Holding AG(1)(2)	2,026,686	313,044
Swissquote Group Holding SA	81,020	15,426,397
TX Group AG	734	108,745
u-blox Holding AG(2)	39,764	4,267,892
Valiant Holding AG	90,287	9,955,273
V-ZUG Holding AG(2)	671	67,905
Ypsomed Holding AG	235	45,414
Zehnder Group AG	32,620	2,530,015
		112,735,177
United Kingdom — 13.8%
AG Barr PLC	4,011	26,823

Avantis International Small Cap Value ETF
	Shares	Value
Anglo Asian Mining PLC	223,396	$252,499
Atalaya Mining PLC	229,741	996,271
Bank of Georgia Group PLC	147,224	4,957,554
Berkeley Group Holdings PLC	94,269	4,745,373
Britvic PLC	2,615	26,140
Capricorn Energy PLC(2)	345,333	1,035,825
Centamin PLC	4,226,937	5,180,378
Central Asia Metals PLC	615,399	1,949,029
Close Brothers Group PLC	531,342	6,488,017
CMC Markets PLC	505,736	1,498,216
Coats Group PLC	4,888,103	4,305,512
Computacenter PLC	235,347	6,405,152
Crest Nicholson Holdings PLC	904,005	2,656,622
DFS Furniture PLC	62,431	117,639
Direct Line Insurance Group PLC	4,277,395	9,259,911
Drax Group PLC	1,447,353	11,068,359
Dunelm Group PLC	205,572	3,107,805
easyJet PLC(2)	401,862	2,339,626
Ecora Resources PLC	133,191	217,069
Energean PLC	118,135	1,713,538
EnQuest PLC(2)	7,095,598	1,620,964
Essentra PLC	164,636	442,939
Ferrexpo PLC	1,061,187	1,880,424
Firstgroup PLC(1)	2,924,170	3,697,896
Forterra PLC	610,742	1,618,105
Foxtons Group PLC	126,729	59,351
Frasers Group PLC(2)	596,044	5,729,787
Genel Energy PLC	107,898	162,603
Georgia Capital PLC(2)	10,476	102,970
Grafton Group PLC	612,747	7,011,483
Greggs PLC	322,713	10,539,051
Gulf Keystone Petroleum Ltd.	825,421	2,058,081
Gym Group PLC(2)	87,259	129,015
Halfords Group PLC	563,672	1,425,663
Hargreaves Lansdown PLC	652,545	6,501,934
Hays PLC	2,898,339	4,113,411
Helios Towers PLC(2)	668	882
Hikma Pharmaceuticals PLC	481,595	10,047,819
Hill & Smith PLC	69,010	1,145,659
Hochschild Mining PLC	1,265,224	971,966
Hollywood Bowl Group PLC	7,826	22,865
Howden Joinery Group PLC	1,851,492	15,945,829
Hunting PLC	164,683	654,224
Hurricane Energy PLC(1)(2)	1,422,973	123,071
Ibstock PLC	1,270,687	2,596,371
IG Group Holdings PLC	1,186,207	11,451,282
Inchcape PLC	1,246,162	13,624,064
Indivior PLC(2)	285,003	5,221,720
IntegraFin Holdings PLC	1,227	4,167
Intermediate Capital Group PLC	610,006	10,269,460
International Distributions Services PLC	2,475,205	6,961,067

Avantis International Small Cap Value ETF
	Shares	Value
International Personal Finance PLC	66,444	$77,098
Investec PLC	1,484,608	9,455,544
IP Group PLC	2,620,070	2,047,465
J Sainsbury PLC	1,659	5,350
Jadestone Energy PLC	90,241	92,245
JET2 PLC	298,217	4,632,475
Johnson Matthey PLC	675,555	17,723,097
Jubilee Metals Group PLC(2)	873,531	100,121
Just Group PLC	836,686	879,357
Keller Group PLC	215,778	2,097,678
Liontrust Asset Management PLC	49,233	708,169
Lookers PLC	384,040	424,008
Luceco PLC	3,271	5,561
Luxfer Holdings PLC	365	6,048
M&G PLC	449,664	1,158,142
Man Group PLC	3,739,384	11,942,177
Marks & Spencer Group PLC(2)	7,403,848	14,237,071
Marston's PLC(2)	143,508	67,236
Mediclinic International PLC	562,051	3,365,922
Mitchells & Butlers PLC(2)	256,547	500,846
Mitie Group PLC	2,280,804	2,215,713
Molten Ventures PLC(2)	240,437	1,120,501
Morgan Sindall Group PLC	19,928	430,227
MP Evans Group PLC	4,035	39,071
N Brown Group PLC(1)(2)	252,250	110,523
Ninety One PLC	1,225,572	3,097,725
OSB Group PLC	1,374,528	9,222,764
Pagegroup PLC	1,046,736	5,602,605
Pan African Resources PLC	5,223,901	850,663
Paragon Banking Group PLC	684,968	4,911,553
PayPoint PLC	10,127	58,927
Petra Diamonds Ltd.(2)	35,048	33,992
Plus500 Ltd.	395,553	8,532,759
Provident Financial PLC	984,974	2,628,972
PZ Cussons PLC	576,147	1,263,368
QinetiQ Group PLC	406,010	1,653,802
Rathbones Group PLC	78,407	1,964,021
Reach PLC	784,263	868,257
Redde Northgate PLC	837,227	4,073,033
Redrow PLC	575,553	3,536,956
Restaurant Group PLC(2)	381,503	160,834
Rhi Magnesita NV	10,697	332,553
Savills PLC	248,087	2,989,947
Senior PLC	494,872	993,834
Serica Energy PLC	702,049	2,186,621
Sirius Real Estate Ltd.	483,076	488,116
Speedy Hire PLC	1,719,406	763,655
Spire Healthcare Group PLC(2)	619,116	1,787,825
St. James's Place PLC	280,664	4,320,702
SThree PLC	405,823	2,225,509
Superdry PLC(2)	218,634	323,434

Avantis International Small Cap Value ETF
	Shares	Value
Synthomer PLC	13,637	$25,108
Tate & Lyle PLC	1,051,102	10,140,757
TBC Bank Group PLC	129,958	3,877,747
TI Fluid Systems PLC	128,860	187,118
Tremor International Ltd.(1)(2)	166,470	636,804
Vertu Motors PLC	773,087	568,065
Virgin Money UK PLC	4,052,916	8,772,159
Vistry Group PLC	257,221	2,538,726
Wickes Group PLC	695,463	1,251,520
Yellow Cake PLC(2)	698,336	3,367,063
		364,160,620
United States — 0.1%
ADTRAN Holdings, Inc.	79,452	1,381,310
VAALCO Energy, Inc.	42,329	198,523
		1,579,833
TOTAL COMMON STOCKS (Cost $2,584,271,490)		2,631,014,045
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2)	7,122	1,006
Italy†
Webuild SpA(1)(2)	35,053	63,737
TOTAL WARRANTS (Cost $—)		64,743
RIGHTS†
Germany†
Bauer AG(2) (Cost $—)	17,426	491
SHORT-TERM INVESTMENTS — 4.7%
Money Market Funds — 4.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	4,477,484	4,477,484
State Street Navigator Securities Lending Government Money Market Portfolio(3)	117,845,105	117,845,105
TOTAL SHORT-TERM INVESTMENTS (Cost $122,322,589)		122,322,589
TOTAL INVESTMENT SECURITIES — 104.4% (Cost $2,706,594,079)		2,753,401,868
OTHER ASSETS AND LIABILITIES — (4.4)%		(115,303,972)
TOTAL NET ASSETS — 100.0%		$2,638,097,896

Avantis International Small Cap Value ETF
MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	21.0%
Financials	20.2%
Materials	18.0%
Consumer Discretionary	11.2%
Energy	9.8%
Information Technology	6.0%
Consumer Staples	3.8%
Real Estate	3.2%
Communication Services	2.6%
Health Care	2.5%
Utilities	1.4%
Short-Term Investments	4.7%
Other Assets and Liabilities	(4.4)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $218,606,590. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $232,247,518, which includes securities collateral of $114,402,413.

See Notes to Financial Statements.

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF
Assets
Investment securities, at value (cost of $2,673,302,420 and $234,828,581, respectively) — including $124,189,961 and $7,585,538, respectively of securities on loan	$2,622,782,192	$225,769,155
Investment made with cash collateral received for securities on loan, at value (cost of $21,539,296 and $2,735,814, respectively)	21,539,296	2,735,814
Total investment securities, at value (cost of $2,694,841,716 and $237,564,395, respectively)	2,644,321,488	228,504,969
Cash	597,980	583
Foreign currency holdings, at value (cost of $1,970,381 and $49,141, respectively)	480,188	49,133
Receivable for investments sold	9,618	—
Receivable for capital shares sold	61,131	—
Dividends and interest receivable	9,116,370	840,243
Securities lending receivable	222,391	13,867
	2,654,809,166	229,408,795

Liabilities
Payable for collateral received for securities on loan	21,539,296	2,735,814
Payable for investments purchased	2,679,602	79,708
Accrued management fees	683,706	63,196
Accrued foreign taxes	938,468	—
	25,841,072	2,878,718

Net Assets	$2,628,968,094	$226,530,077

Shares outstanding (unlimited number of shares authorized)	51,150,000	5,400,000

Net Asset Value Per Share	$51.40	$41.95

Net Assets Consist of:
Capital paid in	$2,720,380,070	$243,948,994
Distributable earnings (loss)	(91,411,976)	(17,418,917)
	$2,628,968,094	$226,530,077

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Assets
Investment securities, at value (cost of $2,356,783,700 and $187,261,964, respectively) — including $175,627,548 and $6,740,354, respectively of securities on loan	$2,494,633,308	$203,382,049
Investment made with cash collateral received for securities on loan, at value (cost of $91,708,963 and $4,152,280, respectively)	91,708,963	4,152,280
Total investment securities, at value (cost of $2,448,492,663 and $191,414,244, respectively)	2,586,342,271	207,534,329
Foreign currency holdings, at value (cost of $21,599 and $81, respectively)	21,576	81
Receivable for investments sold	56,613	—
Receivable for capital shares sold	8,461,587	—
Dividends and interest receivable	5,806,347	487,716
Securities lending receivable	92,975	2,863
	2,600,781,369	208,024,989

Liabilities
Payable for collateral received for securities on loan	91,708,963	4,152,280
Payable for investments purchased	10,745,938	—
Accrued management fees	436,615	38,793
	102,891,516	4,191,073

Net Assets	$2,497,889,853	$203,833,916

Shares outstanding (unlimited number of shares authorized)	44,500,000	4,260,000

Net Asset Value Per Share	$56.13	$47.85

Net Assets Consist of:
Capital paid in	$2,391,052,502	$189,709,564
Distributable earnings (loss)	106,837,351	14,124,352
	$2,497,889,853	$203,833,916

See Notes to Financial Statements.

FEBRUARY 28, 2023 (UNAUDITED)
Avantis International Small Cap Value ETF
Assets
Investment securities, at value (cost of $2,588,748,974) — including $218,606,590 of securities on loan	$2,635,556,763
Investment made with cash collateral received for securities on loan, at value (cost of $117,845,105)	117,845,105
Total investment securities, at value (cost of $2,706,594,079)	2,753,401,868
Foreign currency holdings, at value (cost of $115,611)	115,139
Receivable for investments sold	990,061
Receivable for capital shares sold	5,262,147
Dividends and interest receivable	5,889,836
Securities lending receivable	152,159
2,765,811,210

Liabilities
Payable for collateral received for securities on loan	117,845,105
Payable for investments purchased	9,152,802
Accrued management fees	715,407
127,713,314

Net Assets	$2,638,097,896

Shares outstanding (unlimited number of shares authorized)	45,120,000

Net Asset Value Per Share	$58.47

Net Assets Consist of:
Capital paid in	$2,727,167,227
Distributable earnings (loss)	(89,069,331)
$2,638,097,896

See Notes to Financial Statements.

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $3,519,496, and $361,876, respectively)	$25,349,964	$2,437,307
Securities lending, net	1,148,754	71,420
Interest	21,331	4,216
	26,520,049	2,512,943

Expenses:
Management fees	3,340,243	312,772
Other expenses	2,972	1,947
	3,343,215	314,719

Net investment income (loss)	23,176,834	2,198,224

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $751 and $56, respectively)	(4,077,372)	(6,950,298)
Foreign currency translation transactions	(1,333,506)	(100,405)
	(5,410,878)	(7,050,703)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $2,697,386 and $—, respectively)	78,303,999	10,642,735
Translation of assets and liabilities in foreign currencies	(1,685,879)	(24,031)
	76,618,120	10,618,704

Net realized and unrealized gain (loss)	71,207,242	3,568,001

Net Increase (Decrease) in Net Assets Resulting from Operations	$94,384,076	$5,766,225

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis International Equity ETF	Avantis International Large Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,916,161, and $151,474, respectively)	$20,953,770	$1,636,749
Securities lending, net	517,313	16,290
Interest	31,087	8,908
	21,502,170	1,661,947

Expenses:
Management fees	2,310,037	166,645

Net investment income (loss)	19,192,133	1,495,302

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(15,490,627)	(772,181)
Foreign currency translation transactions	105,291	24,369
	(15,385,336)	(747,812)

Change in net unrealized appreciation (depreciation) on:
Investments	266,940,999	21,436,793
Translation of assets and liabilities in foreign currencies	76,961	4,110
	267,017,960	21,440,903

Net realized and unrealized gain (loss)	251,632,624	20,693,091

Net Increase (Decrease) in Net Assets Resulting from Operations	$270,824,757	$22,188,393

See Notes to Financial Statements.

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis International Small Cap Value ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $2,063,216)	$26,408,790
Securities lending, net	952,735
Interest	37,739
27,399,264

Expenses:
Management fees	3,720,841

Net investment income (loss)	23,678,423

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(39,556,776)
Foreign currency translation transactions	259,259
(39,297,517)

Change in net unrealized appreciation (depreciation) on:
Investments	272,477,029
Translation of assets and liabilities in foreign currencies	97,346
272,574,375

Net realized and unrealized gain (loss)	233,276,858

Net Increase (Decrease) in Net Assets Resulting from Operations	$256,955,281
See Notes to Financial Statements.

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis Emerging Markets Equity ETF		Avantis Emerging Markets Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022(1)
Operations
Net investment income (loss)	$23,176,834	$41,006,263	$2,198,224	$3,829,692
Net realized gain (loss)	(5,410,878)	(26,254,361)	(7,050,703)	(1,348,804)
Change in net unrealized appreciation (depreciation)	76,618,120	(259,099,227)	10,618,704	(19,714,577)
Net increase (decrease) in net assets resulting from operations	94,384,076	(244,347,325)	5,766,225	(17,233,689)

Distributions to Shareholders
From earnings	(39,930,055)	(30,216,930)	(4,413,108)	(1,539,540)

Capital Share Transactions
Proceeds from shares sold	1,261,772,271	731,567,092	97,230,479	148,188,439
Payments for shares redeemed	(9,712,470)	—	(1,681,000)	—
Other capital	58,411	566,509	71,711	140,560
Net increase (decrease) in net assets from capital share transactions	1,252,118,212	732,133,601	95,621,190	148,328,999

Net increase (decrease) in net assets	1,306,572,233	457,569,346	96,974,307	129,555,770

Net Assets
Beginning of period	1,322,395,861	864,826,515	129,555,770	—
End of period	$2,628,968,094	$1,322,395,861	$226,530,077	$129,555,770

Transactions in Shares of the Funds
Sold	25,750,000	12,650,000	2,360,000	3,080,000
Redeemed	(200,000)	—	(40,000)	—
Net increase (decrease) in shares of the funds	25,550,000	12,650,000	2,320,000	3,080,000
(1)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis International Equity ETF		Avantis International Large Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022(1)
Operations
Net investment income (loss)	$19,192,133	$41,483,321	$1,495,302	$1,210,473
Net realized gain (loss)	(15,385,336)	(12,406,570)	(747,812)	(1,714,028)
Change in net unrealized appreciation (depreciation)	267,017,960	(306,895,647)	21,440,903	(5,323,140)
Net increase (decrease) in net assets resulting from operations	270,824,757	(277,818,896)	22,188,393	(5,826,695)

Distributions to Shareholders
From earnings	(21,489,300)	(39,846,030)	(1,332,999)	(904,347)

Capital Share Transactions
Proceeds from shares sold	743,904,865	826,982,923	129,316,918	67,084,377
Payments for shares redeemed	—	(2,673,055)	(6,806,205)	—
Other capital	48,215	412,669	75,995	38,479
Net increase (decrease) in net assets from capital share transactions	743,953,080	824,722,537	122,586,708	67,122,856

Net increase (decrease) in net assets	993,288,537	507,057,611	143,442,102	60,391,814

Net Assets
Beginning of period	1,504,601,316	997,543,705	60,391,814	—
End of period	$2,497,889,853	$1,504,601,316	$203,833,916	$60,391,814

Transactions in Shares of the Funds
Sold	14,750,000	14,300,000	2,970,000	1,440,000
Redeemed	—	(50,000)	(150,000)	—
Net increase (decrease) in shares of the funds	14,750,000	14,250,000	2,820,000	1,440,000
(1)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis International Small Cap Value ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$23,678,423	$49,463,566
Net realized gain (loss)	(39,297,517)	10,700,573
Change in net unrealized appreciation (depreciation)	272,574,375	(346,071,255)
Net increase (decrease) in net assets resulting from operations	256,955,281	(285,907,116)

Distributions to Shareholders
From earnings	(30,089,028)	(45,642,411)

Capital Share Transactions
Proceeds from shares sold	775,995,302	1,221,524,862
Payments for shares redeemed	(33,346,620)	(278,542,155)
Other capital	74,514	372,440
Net increase (decrease) in net assets from capital share transactions	742,723,196	943,355,147

Net increase (decrease) in net assets	969,589,449	611,805,620

Net Assets
Beginning of period	1,668,508,447	1,056,702,827
End of period	$2,638,097,896	$1,668,508,447

Transactions in Shares of the Funds
Sold	14,310,000	20,010,000
Redeemed	(600,000)	(4,590,000)
Net increase (decrease) in shares of the funds	13,710,000	15,420,000

See Notes to Financial Statements.

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity ETF, Avantis Emerging Markets Value ETF, Avantis International Equity ETF, Avantis International Large Cap Value ETF and Avantis International Small Cap Value ETF (collectively, the funds) are five funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Emerging Markets Value ETF and Avantis International Large Cap Value ETF incepted on September 28, 2021.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity ETF
Common Stocks	$21,539,296	—	—	—	$21,539,296
Gross amount of recognized liabilities for securities lending transactions					$21,539,296

Avantis Emerging Markets Value ETF
Common Stocks	$2,735,814	—	—	—	$2,735,814
Gross amount of recognized liabilities for securities lending transactions					$2,735,814

Avantis International Equity ETF
Common Stocks	$91,705,017	—	—	—	$91,705,017
Warrants	3,946	—	—	—	3,946
Total Borrowings	$91,708,963	—	—	—	$91,708,963
Gross amount of recognized liabilities for securities lending transactions					$91,708,963

Avantis International Large Cap Value ETF
Common Stocks	$4,152,280	—	—	—	$4,152,280
Gross amount of recognized liabilities for securities lending transactions					$4,152,280

Avantis International Small Cap Value ETF
Common Stocks	$117,809,865	—	—	—	$117,809,865
Warrants	35,240	—	—	—	35,240
Total Borrowings	$117,845,105	—	—	—	$117,845,105
Gross amount of recognized liabilities for securities lending transactions					$117,845,105
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Emerging Markets Equity ETF	0.33%
Avantis Emerging Markets Value ETF	0.36%
Avantis International Equity ETF	0.23%
Avantis International Large Cap Value ETF	0.25%
Avantis International Small Cap Value ETF	0.36%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Value ETF
Purchases	$837,999,834	$104,610,360	$127,649,607	$81,432,888	$272,090,741
Sales	$14,669,527	$25,308,564	$52,781,856	$11,641,151	$140,301,692

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Emerging Markets Equity ETF	$418,659,024	$7,532,876	$2,303,353
Avantis Emerging Markets Value ETF	$15,571,085	$1,683,867	$357,440
Avantis International Equity ETF	$669,129,708	—	—
Avantis International Large Cap Value ETF	$59,470,652	$6,776,203	$973,306
Avantis International Small Cap Value ETF	$648,100,678	$32,282,117	$10,074,636
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$91,451,681	$67,956,898	—
Chile	5,511,273	12,511,510	—
China	190,740,030	567,348,479	—
Colombia	2,821,182	1,254,678	—
India	35,037,488	366,212,173	—
Indonesia	4,974,101	56,660,307	—
Mexico	25,932,357	52,139,063	—
Peru	8,629,878	—	—
Philippines	983,915	22,743,377	—
South Africa	15,741,193	88,720,990	—
South Korea	30,679,839	313,993,228	—
Taiwan	113,584,781	353,534,534	—
Turkey	1,242,058	23,948,109	—
Other Countries	—	167,895,916	—
Rights	—	23,306	—
Warrants	—	2,820	—
Corporate Bonds	—	1,427	—
Short-Term Investments	22,044,897	—	—
	$549,374,673	$2,094,946,815	—

Avantis Emerging Markets Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,474,063	$3,478,892	—
Chile	529,151	1,089,694	—
China	10,209,710	55,511,137	—
India	972,440	34,787,351	—
Indonesia	934,135	4,259,275	—
Mexico	2,449,879	4,047,418	—
Philippines	15,711	2,029,552	—
South Africa	2,578,321	5,871,411	—
South Korea	5,961,823	24,785,704	—
Taiwan	1,092,572	39,686,622	—
Turkey	73,710	1,879,975	—
Other Countries	—	13,882,443	—
Warrants	—	486	—
Rights	—	386	—
Short-Term Investments	2,903,108	—	—
	$37,194,623	$191,310,346	—

Avantis International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$17,911,890	$159,346,019	—
Belgium	3,731,303	20,606,745	—
Canada	516,774	260,855,104	—
Denmark	27,017,572	37,372,550	—
Finland	2,290,013	21,321,982	—
France	46,615,621	199,373,566	—
Germany	10,221,357	167,135,531	—
Hong Kong	1,102,074	58,438,615	—
Israel	4,785,119	16,528,114	—
Italy	4,307,504	55,703,404	—
Japan	49,311,964	444,845,345	—
Netherlands	38,178,884	54,699,581	—
Norway	3,693,596	17,613,327	—
Singapore	1,073,023	33,685,003	—
Spain	14,394,865	42,123,613	—
Sweden	2,425,879	84,842,800	—
Switzerland	35,584,458	168,964,117	—
United Kingdom	152,730,804	190,762,939	—
United States	1,646,171	2,377,188	—
Other Countries	—	36,016,599	—
Rights	—	36,249	—
Warrants	—	6,861	—
Short-Term Investments	96,148,148	—	—
	$513,687,019	$2,072,655,252	—

Avantis International Large Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$4,030,293	$10,149,238	—
Denmark	955,630	250,700	—
Finland	331,310	2,365,364	—
France	5,018,146	12,874,519	—
Germany	1,183,862	18,625,903	—
Hong Kong	95,340	4,485,317	—
Israel	42,564	1,154,687	—
Italy	1,023,087	5,331,716	—
Japan	7,670,660	31,750,736	—
Netherlands	2,567,980	1,955,226	—
Norway	1,042,984	1,154,265	—
Spain	3,405,317	3,623,605	—
Sweden	362,621	6,032,677	—
Switzerland	2,703,368	8,599,848	—
United Kingdom	21,946,013	12,969,031	—
Other Countries	—	29,544,894	—
Short-Term Investments	4,287,428	—	—
	$56,666,603	$150,867,726	—

Avantis International Small Cap Value ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$13,630,498	$2,617,383,547	—
Warrants	—	64,743	—
Rights	—	491	—
Short-Term Investments	122,322,589	—	—
	$135,953,087	$2,617,448,781	—

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value ETF invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than funds investing in larger, more established companies.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity ETF	Avantis Emerging Markets Value ETF	Avantis International Equity ETF	Avantis International Large Cap Value ETF	Avantis International Small Cap Value ETF
Federal tax cost of investments	$2,697,559,954	$237,636,278	$2,449,400,373	$191,446,410	$2,709,103,863
Gross tax appreciation of investments	$173,096,537	$12,023,777	$266,579,294	$19,888,446	$236,156,951
Gross tax depreciation of investments	(226,335,003)	(21,155,086)	(129,637,396)	(3,800,527)	(191,858,946)
Net tax appreciation (depreciation) of investments	$(53,238,466)	$(9,131,309)	$136,941,898	$16,087,919	$44,298,005

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity ETF	$(15,270,988)	$(14,493,802)
Avantis Emerging Markets Value ETF	$(1,234,823)	—
Avantis International Equity ETF	$(14,169,805)	$(3,337,106)
Avantis International Large Cap Value ETF	$(1,661,630)	—
Avantis International Small Cap Value ETF	$(69,817,151)	$(23,475,988)

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity ETF
2023(4)	$51.66	0.58	0.03	0.61	(0.87)	0.00(5)	$51.40	1.23%	0.33%(6)	2.29%(6)	1%	$2,628,968
2022	$66.78	2.21	(15.63)	(13.42)	(1.73)	0.03	$51.66	(20.36)%	0.33%	3.80%	3%	$1,322,396
2021	$52.22	1.51	14.10	15.61	(1.09)	0.04	$66.78	30.08%	0.33%	2.34%	5%	$864,827
2020(7)	$50.00	1.35	1.40	2.75	(0.54)	0.01	$52.22	5.57%	0.33%(6)	2.95%(6)	8%	$245,446

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)September 17, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Value ETF
2023(4)	$42.06	0.52	0.38	0.90	(1.03)	0.02	$41.95	2.25%	0.36%(5)	2.53%(5)	15%	$226,530
2022(6)	$50.00	2.23	(9.45)	(7.22)	(0.80)	0.08	$42.06	(14.38)%	0.36%(5)	5.26%(5)	8%	$129,556

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Equity ETF
2023(4)	$50.57	0.50	5.59	6.09	(0.53)	0.00(5)	$56.13	12.10%	0.23%(6)	1.91%(6)	3%	$2,497,890
2022	$64.36	1.92	(13.92)	(12.00)	(1.81)	0.02	$50.57	(18.85)%	0.23%	3.30%	7%	$1,504,601
2021	$50.20	1.50	13.86	15.36	(1.24)	0.04	$64.36	30.86%	0.23%	2.51%	7%	$997,544
2020(7)	$50.00	1.12	(0.38)	0.74	(0.55)	0.01	$50.20	1.52%	0.23%(6)	2.57%(6)	8%	$341,344

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Large Cap Value ETF
2023(4)	$41.94	0.50	5.78	6.28	(0.40)	0.03	$47.85	15.11%	0.25%(5)	2.24%(5)	9%	$203,834
2022(6)	$50.00	1.98	(8.93)	(6.95)	(1.17)	0.06	$41.94	(13.93)%	0.25%(5)	4.61%(5)	47%	$60,392

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)September 28, 2021 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value ETF
2023(4)	$53.12	0.62	5.49	6.11	(0.76)	0.00(5)	$58.47	11.60%	0.36%(6)	2.29%(6)	7%	$2,638,098
2022	$66.09	2.12	(13.19)	(11.07)	(1.92)	0.02	$53.12	(16.92)%	0.36%	3.52%	21%	$1,668,508
2021	$48.21	1.45	17.69	19.14	(1.28)	0.02	$66.09	39.98%	0.36%	2.37%	21%	$1,056,703
2020(7)	$50.00	0.93	(2.25)	(1.32)	(0.50)	0.03	$48.21	(2.58)%	0.36%(6)	2.20%(6)	32%	$274,825

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)September 24, 2019 (fund inception) through August 31, 2020.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

Notes

Notes

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97507 2304

Semiannual Report

February 28, 2023

Avantis® Core Fixed Income ETF (AVIG)
Avantis® Core Municipal Fixed Income ETF (AVMU)
Avantis® Short-Term Fixed Income ETF (AVSF)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis Core Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	61.6%
U.S. Treasury Securities	25.1%
U.S. Government Agency Mortgage-Backed Securities	19.7%
U.S. Government Agency Securities	2.8%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	10.8%
Other Assets and Liabilities	(20.4)%

3

Fund Characteristics

FEBRUARY 28, 2023

Avantis Core Municipal Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	1.0%

Top Five States and Territories	% of net assets
California	16.7%
New York	15.1%
Texas	9.4%
Illinois	5.8%
Washington	5.2%

Top Five Sectors	% of fund investments
Special Tax	24%
General Obligation (GO) - State	12%
General Obligation (GO) - Local	12%
Public Power	10%
Water & Sewer	7%

4

Fund Characteristics

FEBRUARY 28, 2023

Avantis Short-Term Fixed Income ETF
Types of Investments in Portfolio	% of net assets
Corporate Bonds	65.8%
U.S. Treasury Securities and Equivalents	30.0%
U.S. Government Agency Securities	2.7%
Sovereign Governments and Agencies	0.4%
Short-Term Investments	1.2%
Other Assets and Liabilities	(0.1)%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Core Fixed Income ETF
Actual	$1,000	$979.20	$0.74	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Core Municipal Fixed Income ETF
Actual	$1,000	$1,011.00	$0.75	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
Avantis Short-Term Fixed Income ETF
Actual	$1,000	$996.90	$0.74	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
6

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 61.6%
Aerospace and Defense — 1.7%
Boeing Co., 2.20%, 2/4/26	$600,000	$545,159
Boeing Co., 2.80%, 3/1/27	25,000	22,685
Boeing Co., 5.15%, 5/1/30	1,250,000	1,210,367
Boeing Co., 3.60%, 5/1/34	200,000	161,978
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	1,024,000	936,847
Lockheed Martin Corp., 3.55%, 1/15/26	338,000	326,751
Lockheed Martin Corp., 5.25%, 1/15/33	2,100,000	2,153,750
Precision Castparts Corp., 3.25%, 6/15/25	351,000	337,829
Raytheon Technologies Corp., 3.50%, 3/15/27	65,000	61,561
Textron, Inc., 3.65%, 3/15/27	61,000	57,458
Textron, Inc., 2.45%, 3/15/31(1)	489,000	400,609
		6,214,994
Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	452,000	445,898
Southwest Airlines Co., 2.625%, 2/10/30	677,000	564,443
		1,010,341
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27(1)	560,000	503,063
Automobiles — 0.7%
American Honda Finance Corp., 1.00%, 9/10/25	100,000	90,310
American Honda Finance Corp., 2.35%, 1/8/27	802,000	731,456
General Motors Co., 4.20%, 10/1/27(1)	322,000	304,699
General Motors Financial Co., Inc., 5.10%, 1/17/24	44,000	43,801
Toyota Motor Credit Corp., 3.05%, 3/22/27	200,000	186,174
Toyota Motor Credit Corp., 2.15%, 2/13/30	100,000	85,153
Toyota Motor Credit Corp., 3.375%, 4/1/30	530,000	485,928
Toyota Motor Credit Corp., 1.65%, 1/10/31(1)	1,011,000	804,183
		2,731,704
Banks — 12.4%
African Development Bank, 0.75%, 4/3/23	110,000	109,614
African Development Bank, 0.875%, 7/22/26	1,003,000	886,464
Asian Development Bank, 2.625%, 1/30/24	1,111,000	1,083,853
Asian Development Bank, 0.375%, 6/11/24	300,000	282,306
Asian Development Bank, 0.625%, 10/8/24	1,072,000	999,852
Asian Development Bank, 0.375%, 9/3/25	803,000	721,292
Asian Development Bank, 2.375%, 8/10/27	40,000	36,895
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	686,000	666,902
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	1,450,000	1,398,773
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	1,844,000	1,671,652
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	875,000	846,565
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	750,000	733,715
Bank of America Corp., 5.875%, 2/7/42	800,000	834,085
Bank of Montreal, Series E, 3.30%, 2/5/24	735,000	720,548
Bank of Nova Scotia, 3.40%, 2/11/24	163,000	159,938
7

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Canadian Imperial Bank of Commerce, 3.10%, 4/2/24	$465,000	$453,371
Citigroup, Inc., 3.20%, 10/21/26	2,650,000	2,466,234
Citizens Financial Group, Inc., 2.50%, 2/6/30	700,000	580,205
Council Of Europe Development Bank, 2.50%, 2/27/24	121,000	117,742
Council Of Europe Development Bank, 0.25%, 10/20/23	126,000	122,108
Council Of Europe Development Bank, 0.875%, 9/22/26	214,000	188,193
Discover Bank, 4.65%, 9/13/28	600,000	571,693
European Bank for Reconstruction & Development, 0.50%, 5/19/25	215,000	195,520
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	88,813
European Investment Bank, 3.125%, 12/14/23	350,000	344,508
European Investment Bank, 0.625%, 7/25/25	686,000	624,133
European Investment Bank, 1.375%, 3/15/27(1)	428,000	381,204
European Investment Bank, 2.375%, 5/24/27	126,000	116,518
European Investment Bank, 4.875%, 2/15/36	181,000	191,732
Export Development Canada, 2.625%, 2/21/24	300,000	292,180
Fifth Third Bancorp, 3.65%, 1/25/24	401,000	395,382
Fifth Third Bancorp, 2.55%, 5/5/27	1,357,000	1,229,826
Inter-American Development Bank, 3.00%, 10/4/23	900,000	887,698
Inter-American Development Bank, 0.25%, 11/15/23	100,000	96,563
Inter-American Development Bank, 0.625%, 7/15/25	418,000	380,284
Inter-American Development Bank, 2.00%, 7/23/26	680,000	626,113
Inter-American Development Bank, 2.375%, 7/7/27	227,000	209,182
Inter-American Development Bank, 3.125%, 9/18/28	458,000	431,571
Inter-American Development Bank, 1.125%, 1/13/31	704,000	561,805
Inter-American Development Bank, 3.20%, 8/7/42	1,550,000	1,300,384
Intercontinental Exchange, Inc., 4.00%, 9/15/27	212,000	206,009
International Bank for Reconstruction & Development, 2.50%, 3/19/24	350,000	340,021
International Bank for Reconstruction & Development, 0.875%, 7/15/26	225,000	199,635
International Bank for Reconstruction & Development, 0.75%, 11/24/27	1,080,000	916,761
International Bank for Reconstruction & Development, 0.875%, 5/14/30	524,000	416,078
International Finance Corp., 2.875%, 7/31/23	100,000	99,077
JPMorgan Chase & Co., 5.50%, 10/15/40	1,049,000	1,058,485
Kreditanstalt fuer Wiederaufbau, 0.25%, 10/19/23	47,000	45,573
Kreditanstalt fuer Wiederaufbau, 2.625%, 2/28/24	200,000	194,899
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	650,000	617,745
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	811,000	757,461
Kreditanstalt fuer Wiederaufbau, 2.00%, 5/2/25	497,000	468,733
Kreditanstalt fuer Wiederaufbau, 0.375%, 7/18/25	586,000	529,876
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/26	207,000	183,501
Landwirtschaftliche Rentenbank, 2.00%, 1/13/25(1)	1,223,000	1,159,434
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	353,000	320,876
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	75,000	74,948
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	1,272,000	1,191,365
PNC Financial Services Group, Inc., 3.15%, 5/19/27	1,597,000	1,492,587
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	444,000	440,054
Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	175,000	163,283
8

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Toronto-Dominion Bank, 0.75%, 1/6/26	$672,000	$593,252
Toronto-Dominion Bank, 4.11%, 6/8/27	1,244,000	1,192,988
Truist Financial Corp., 3.70%, 6/5/25	750,000	725,671
US Bancorp, 3.95%, 11/17/25	640,000	621,533
US Bancorp, 3.90%, 4/26/28	525,000	501,337
US Bancorp, 1.375%, 7/22/30	2,300,000	1,784,228
Wells Fargo & Co., 3.55%, 9/29/25	1,087,000	1,040,912
Wells Fargo & Co., 3.00%, 10/23/26	1,019,000	941,203
Westpac Banking Corp., 2.70%, 8/19/26	300,000	277,501
Westpac Banking Corp., 3.35%, 3/8/27	1,890,000	1,777,631
Westpac Banking Corp., 3.40%, 1/25/28	712,000	661,790
		44,999,863
Beverages — 1.4%
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/28	111,000	106,044
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 1/15/39	322,000	401,620
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/40	75,000	65,940
Coca-Cola Co., 3.45%, 3/25/30	679,000	624,970
Coca-Cola Co., 1.375%, 3/15/31	923,000	719,098
Keurig Dr Pepper, Inc., 2.55%, 9/15/26	60,000	54,899
Keurig Dr Pepper, Inc., 3.20%, 5/1/30	469,000	408,384
Molson Coors Beverage Co., 3.00%, 7/15/26	1,228,000	1,136,640
PepsiCo, Inc., 3.00%, 10/15/27	875,000	814,834
PepsiCo, Inc., 1.625%, 5/1/30	742,000	603,300
		4,935,729
Biotechnology — 0.5%
AbbVie, Inc., 3.20%, 11/21/29	272,000	240,681
AbbVie, Inc., 4.50%, 5/14/35	1,701,000	1,580,231
		1,820,912
Capital Markets — 3.9%
Ameriprise Financial, Inc., 2.875%, 9/15/26	1,171,000	1,083,550
Bank of New York Mellon Corp., 1.05%, 10/15/26	305,000	264,972
Bank of New York Mellon Corp., 3.85%, 4/28/28	1,070,000	1,016,211
Bank of New York Mellon Corp., 3.85%, 4/26/29	625,000	584,813
BlackRock, Inc., 3.25%, 4/30/29	200,000	184,776
Brookfield Finance, Inc., 3.90%, 1/25/28	1,378,000	1,284,623
Charles Schwab Corp., 3.20%, 3/2/27	100,000	93,566
Charles Schwab Corp., 2.75%, 10/1/29	1,326,000	1,153,019
Charles Schwab Corp., 1.65%, 3/11/31	555,000	433,893
Franklin Resources, Inc., 1.60%, 10/30/30	649,000	503,015
Goldman Sachs Group, Inc., 3.85%, 1/26/27	1,950,000	1,845,756
Intercontinental Exchange, Inc., 4.35%, 6/15/29	135,000	131,114
Intercontinental Exchange, Inc., 2.65%, 9/15/40	1,500,000	1,054,004
Lazard Group LLC, 4.375%, 3/11/29	906,000	849,861
Morgan Stanley, 7.25%, 4/1/32	1,550,000	1,755,133
Nasdaq, Inc., 3.85%, 6/30/26	1,388,000	1,327,766
Nasdaq, Inc., 2.50%, 12/21/40	716,000	465,768
S&P Global, Inc., 2.95%, 1/22/27	75,000	70,287
		14,102,127
Chemicals — 2.1%
CF Industries, Inc., 5.15%, 3/15/34	800,000	745,451
9

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Dow Chemical Co., 4.80%, 11/30/28	$888,000	$871,898
DuPont de Nemours, Inc., 5.32%, 11/15/38	1,000,000	972,320
Eastman Chemical Co., 3.80%, 3/15/25	1,772,000	1,715,861
Linde, Inc., 3.20%, 1/30/26	80,000	77,031
Mosaic Co., 4.05%, 11/15/27	25,000	23,689
Mosaic Co., 5.45%, 11/15/33	1,125,000	1,113,776
Nutrien Ltd., 2.95%, 5/13/30	651,000	556,269
RPM International, Inc., 4.55%, 3/1/29	858,000	795,073
Westlake Corp., 3.60%, 8/15/26	120,000	112,998
Westlake Corp., 3.375%, 6/15/30	671,000	580,463
		7,564,829
Commercial Services and Supplies†
Waste Management, Inc., 1.15%, 3/15/28	50,000	41,413
Construction and Engineering — 0.2%
Quanta Services, Inc., 2.90%, 10/1/30	1,060,000	878,228
Construction Materials — 0.1%
Martin Marietta Materials, Inc., 3.50%, 12/15/27	270,000	253,172
Consumer Finance — 0.7%
Ally Financial, Inc., 2.20%, 11/2/28	530,000	432,225
Capital One Financial Corp., 3.75%, 3/9/27	860,000	807,018
Capital One Financial Corp., 3.80%, 1/31/28	1,550,000	1,436,223
		2,675,466
Containers and Packaging — 0.2%
Sonoco Products Co., 2.85%, 2/1/32	494,000	405,564
WRKCo, Inc., 3.375%, 9/15/27	68,000	62,764
WRKCo, Inc., 4.90%, 3/15/29	358,000	343,695
		812,023
Diversified Financial Services — 0.5%
Corebridge Financial, Inc., 3.65%, 4/5/27(2)	600,000	560,200
Equitable Holdings, Inc., 4.35%, 4/20/28	1,242,000	1,180,798
National Rural Utilities Cooperative Finance Corp., 3.70%, 3/15/29	272,000	250,014
		1,991,012
Diversified Telecommunication Services — 1.4%
AT&T, Inc., 4.50%, 5/15/35	1,585,000	1,426,983
Deutsche Telekom International Finance BV, 8.75%, 6/15/30	1,530,000	1,814,529
Verizon Communications, Inc., 3.15%, 3/22/30	65,000	56,957
Verizon Communications, Inc., 2.55%, 3/21/31	1,000,000	818,435
Verizon Communications, Inc., 4.50%, 8/10/33	192,000	178,611
Verizon Communications, Inc., 4.40%, 11/1/34	1,010,000	919,032
		5,214,547
Electric Utilities — 3.8%
Berkshire Hathaway Energy Co., 3.25%, 4/15/28	100,000	92,432
Commonwealth Edison Co., 5.90%, 3/15/36	1,600,000	1,659,920
DTE Electric Co., 2.25%, 3/1/30	1,024,000	861,731
DTE Electric Co., Series C, 2.625%, 3/1/31	260,000	220,015
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	1,531,000	1,604,415
Duke Energy Florida LLC, 3.80%, 7/15/28	40,000	37,883
Duke Energy Ohio, Inc., 2.125%, 6/1/30	210,000	171,743
Enel Americas SA, 4.00%, 10/25/26	85,000	82,822
Entergy Arkansas LLC, 4.00%, 6/1/28	623,000	589,134
10

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Entergy Louisiana LLC, 2.40%, 10/1/26	$686,000	$619,067
Entergy Louisiana LLC, 3.05%, 6/1/31	302,000	257,973
IPALCO Enterprises, Inc., 4.25%, 5/1/30	538,000	487,939
MidAmerican Energy Co., 6.75%, 12/30/31	1,251,000	1,394,168
NextEra Energy Capital Holdings, Inc., 2.25%, 6/1/30	1,850,000	1,497,979
PacifiCorp, 2.70%, 9/15/30	90,000	77,032
PPL Electric Utilities Corp., 6.25%, 5/15/39	963,000	1,040,687
Puget Energy, Inc., 2.38%, 6/15/28	489,000	416,585
Puget Energy, Inc., 4.10%, 6/15/30	307,000	275,962
Union Electric Co., 2.95%, 3/15/30	2,172,000	1,903,999
Wisconsin Power & Light Co., 3.00%, 7/1/29	422,000	370,568
		13,662,054
Electronic Equipment, Instruments and Components — 0.4%
Flex Ltd., 3.75%, 2/1/26	50,000	47,549
Jabil, Inc., 3.00%, 1/15/31	400,000	329,196
Trimble, Inc., 4.90%, 6/15/28	275,000	264,101
Tyco Electronics Group SA, 3.125%, 8/15/27	973,000	895,744
		1,536,590
Energy Equipment and Services — 0.2%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	317,000	292,871
Schlumberger Investment SA, 2.65%, 6/26/30	417,000	359,042
		651,913
Equity Real Estate Investment Trusts (REITs) — 4.8%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	100,000	87,865
American Homes 4 Rent LP, 4.25%, 2/15/28	761,000	711,528
American Tower Corp., 2.75%, 1/15/27	350,000	316,407
American Tower Corp., 3.60%, 1/15/28	210,000	192,337
American Tower Corp., 2.90%, 1/15/30	1,246,000	1,055,894
AvalonBay Communities, Inc., 3.20%, 1/15/28	726,000	668,071
Boston Properties LP, 3.65%, 2/1/26	1,067,000	1,011,526
Camden Property Trust, 2.80%, 5/15/30	1,075,000	924,523
Crown Castle, Inc., 2.10%, 4/1/31	1,770,000	1,387,675
Digital Realty Trust LP, 3.60%, 7/1/29	1,296,000	1,147,721
Equinix, Inc., 1.25%, 7/15/25	252,000	228,072
Equinix, Inc., 1.00%, 9/15/25	50,000	44,667
Equinix, Inc., 2.90%, 11/18/26	175,000	159,839
Equinix, Inc., 2.00%, 5/15/28	592,000	500,569
Equinix, Inc., 3.90%, 4/15/32	820,000	725,085
Essex Portfolio LP, 3.875%, 5/1/24	85,000	83,133
Kimco Realty OP LLC, 2.80%, 10/1/26	400,000	365,705
Kimco Realty OP LLC, 1.90%, 3/1/28	222,000	187,585
Prologis LP, 3.25%, 10/1/26	358,000	337,717
Prologis LP, 2.25%, 4/15/30	1,160,000	971,417
Public Storage, 1.85%, 5/1/28(1)	1,660,000	1,426,207
Realty Income Corp., 3.65%, 1/15/28	232,000	217,542
Realty Income Corp., 2.85%, 12/15/32	90,000	74,027
Simon Property Group LP, 4.75%, 3/15/42	1,000,000	881,742
Sun Communities Operating LP, 2.30%, 11/1/28	100,000	84,617
UDR, Inc., 2.10%, 8/1/32	1,423,000	1,074,703
UDR, Inc., 1.90%, 3/15/33	1,000,000	725,726
11

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Ventas Realty LP, 3.00%, 1/15/30	$514,000	$437,598
Ventas Realty LP, 4.75%, 11/15/30	554,000	523,065
Welltower OP LLC, 4.25%, 4/1/26	791,000	763,723
Welltower OP LLC, 2.70%, 2/15/27	60,000	54,195
		17,370,481
Food and Staples Retailing — 0.2%
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	158,000	148,390
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	333,000	282,687
Walmart, Inc., 3.55%, 6/26/25	322,000	314,162
		745,239
Food Products — 1.1%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	2,023,000	1,824,128
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	220,000	204,968
Campbell Soup Co., 4.15%, 3/15/28	659,000	629,631
Conagra Brands, Inc., 5.30%, 11/1/38	10,000	9,339
General Mills, Inc., 4.20%, 4/17/28	469,000	450,255
Ingredion, Inc., 2.90%, 6/1/30	459,000	390,170
Mondelez International, Inc., 1.50%, 2/4/31	821,000	631,734
		4,140,225
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	518,000	439,134
Health Care Equipment and Supplies — 0.4%
Edwards Lifesciences Corp., 4.30%, 6/15/28	1,233,000	1,182,118
Smith & Nephew PLC, 2.03%, 10/14/30	248,000	194,714
		1,376,832
Health Care Providers and Services — 1.4%
Aetna, Inc., 6.75%, 12/15/37	950,000	1,018,777
Cigna Group, 4.80%, 8/15/38	500,000	461,154
Cigna Group, 3.20%, 3/15/40	938,000	703,020
CVS Health Corp., 2.875%, 6/1/26	25,000	23,264
HCA, Inc., 5.25%, 6/15/26	300,000	295,477
HCA, Inc., 4.50%, 2/15/27	375,000	359,719
HCA, Inc., 5.625%, 9/1/28	40,000	39,586
HCA, Inc., 4.125%, 6/15/29	1,266,000	1,153,392
UnitedHealth Group, Inc., 5.25%, 2/15/28	1,075,000	1,090,168
		5,144,557
Hotels, Restaurants and Leisure — 0.9%
Expedia Group, Inc., 4.625%, 8/1/27	30,000	28,650
Expedia Group, Inc., 3.25%, 2/15/30	1,412,000	1,191,786
Hyatt Hotels Corp., 4.85%, 3/15/26	60,000	58,976
Marriott International, Inc., 3.60%, 4/15/24	195,000	190,949
McDonald's Corp., 4.70%, 12/9/35	322,000	305,219
Starbucks Corp., 4.00%, 11/15/28	1,511,000	1,433,850
		3,209,430
Household Durables — 0.3%
Lennar Corp., 5.875%, 11/15/24	206,000	206,753
Lennar Corp., 5.25%, 6/1/26	200,000	198,022
Lennar Corp., 5.00%, 6/15/27	546,000	534,967
		939,742
Industrial Conglomerates — 0.6%
3M Co., 5.70%, 3/15/37	1,000,000	1,015,501
12

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Honeywell International, Inc., 5.00%, 2/15/33	$525,000	$530,911
Honeywell International, Inc., 5.70%, 3/15/37	500,000	528,556
		2,074,968
Insurance — 1.6%
Athene Holding Ltd., 4.125%, 1/12/28	444,000	415,729
Chubb INA Holdings, Inc., 3.15%, 3/15/25	1,819,000	1,748,444
Chubb INA Holdings, Inc., 1.375%, 9/15/30	393,000	305,836
First American Financial Corp., 4.00%, 5/15/30	66,000	58,740
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	105,000	90,520
MetLife, Inc., 3.60%, 11/13/25	812,000	782,317
Principal Financial Group, Inc., 6.05%, 10/15/36	1,000,000	1,030,924
Progressive Corp., 2.45%, 1/15/27	101,000	92,356
Prudential PLC, 3.125%, 4/14/30	1,019,000	897,787
Willis North America, Inc., 4.50%, 9/15/28	500,000	474,629
		5,897,282
Internet and Direct Marketing Retail — 0.2%
Amazon.com, Inc., 5.20%, 12/3/25	200,000	201,472
Amazon.com, Inc., 1.20%, 6/3/27	500,000	432,061
		633,533
IT Services — 0.7%
Fidelity National Information Services, Inc., 1.15%, 3/1/26	250,000	219,371
International Business Machines Corp., 1.95%, 5/15/30	1,659,000	1,338,311
Leidos, Inc., 4.375%, 5/15/30	964,000	883,875
		2,441,557
Leisure Products — 0.1%
Hasbro, Inc., 3.50%, 9/15/27	433,000	397,445
Machinery — 0.6%
ABB Finance USA, Inc., 3.80%, 4/3/28	106,000	102,343
Caterpillar Financial Services Corp., 1.10%, 9/14/27	100,000	85,575
IDEX Corp., 3.00%, 5/1/30	277,000	240,351
John Deere Capital Corp., 3.05%, 1/6/28	436,000	409,169
Oshkosh Corp., 4.60%, 5/15/28	858,000	827,958
Parker-Hannifin Corp., 4.20%, 11/21/34	383,000	348,600
		2,013,996
Media — 0.8%
Comcast Corp., 2.65%, 2/1/30	1,873,000	1,613,518
Comcast Corp., 3.90%, 3/1/38	500,000	429,357
Fox Corp., 5.48%, 1/25/39	800,000	736,220
Interpublic Group of Cos., Inc., 4.75%, 3/30/30	222,000	211,901
		2,990,996
Metals and Mining — 0.5%
Kinross Gold Corp., 4.50%, 7/15/27	95,000	90,862
Newmont Corp., 5.875%, 4/1/35	800,000	814,161
Steel Dynamics, Inc., 3.25%, 1/15/31	1,000,000	866,109
		1,771,132
Multiline Retail — 0.6%
Dollar Tree, Inc., 4.20%, 5/15/28	1,814,000	1,725,956
Target Corp., 2.65%, 9/15/30	500,000	428,547
		2,154,503
Multi-Utilities — 0.4%
Dominion Energy, Inc., 4.25%, 6/1/28	150,000	143,008
13

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
San Diego Gas & Electric Co., 1.70%, 10/1/30	$1,625,000	$1,281,795
		1,424,803
Oil, Gas and Consumable Fuels — 6.3%
Boardwalk Pipelines LP, 5.95%, 6/1/26	125,000	125,875
Boardwalk Pipelines LP, 4.80%, 5/3/29	930,000	883,204
BP Capital Markets America, Inc., 3.63%, 4/6/30	948,000	869,313
BP Capital Markets PLC, 3.28%, 9/19/27	370,000	344,989
Burlington Resources LLC, 7.40%, 12/1/31	80,000	91,643
Canadian Natural Resources Ltd., 2.95%, 7/15/30	598,000	507,126
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,496,000	1,477,089
Continental Resources, Inc., 4.375%, 1/15/28	530,000	491,390
Devon Energy Corp., 5.25%, 9/15/24	275,000	273,810
Devon Energy Corp., 4.50%, 1/15/30	530,000	493,585
Enbridge, Inc., 1.60%, 10/4/26	750,000	658,861
Enbridge, Inc., 3.125%, 11/15/29	592,000	516,558
Energy Transfer LP, 4.95%, 5/15/28	530,000	510,894
Enterprise Products Operating LLC, 3.70%, 2/15/26	80,000	76,859
Equinor ASA, 3.70%, 3/1/24	509,000	501,292
Equinor ASA, 2.875%, 4/6/25	1,019,000	975,038
Equinor ASA, 7.25%, 9/23/27	200,000	218,940
Exxon Mobil Corp., 3.04%, 3/1/26	333,000	315,625
Exxon Mobil Corp., 2.44%, 8/16/29(1)	400,000	352,648
Exxon Mobil Corp., 2.61%, 10/15/30	1,956,000	1,699,473
Hess Corp., 4.30%, 4/1/27	735,000	704,071
Hess Corp., 7.875%, 10/1/29	21,000	23,141
Kinder Morgan, Inc., 5.30%, 12/1/34	645,000	605,856
Marathon Petroleum Corp., 4.70%, 5/1/25	440,000	433,940
MPLX LP, 2.65%, 8/15/30	1,281,000	1,052,206
Phillips 66, 3.90%, 3/15/28	484,000	457,505
Pioneer Natural Resources Co., 1.90%, 8/15/30	1,663,000	1,297,069
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	250,000	240,128
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	390,000	380,957
Shell International Finance BV, 3.25%, 5/11/25	277,000	266,875
Shell International Finance BV, 2.50%, 9/12/26	418,000	384,100
Shell International Finance BV, 2.75%, 4/6/30	2,163,000	1,900,137
TotalEnergies Capital International SA, 2.43%, 1/10/25	219,000	209,350
TransCanada PipeLines Ltd., 4.25%, 5/15/28	216,000	204,420
Valero Energy Corp., 6.625%, 6/15/37	833,000	885,189
Valero Energy Partners LP, 4.50%, 3/15/28	793,000	766,972
Williams Cos., Inc., 4.00%, 9/15/25	1,657,000	1,599,039
		22,795,167
Personal Products†
Unilever Capital Corp., 5.90%, 11/15/32	70,000	75,994
Pharmaceuticals — 1.4%
Astrazeneca Finance LLC, 2.25%, 5/28/31(1)	322,000	268,275
AstraZeneca PLC, 4.00%, 1/17/29	649,000	622,545
Bristol-Myers Squibb Co., 1.45%, 11/13/30	384,000	303,424
Bristol-Myers Squibb Co., 2.95%, 3/15/32	300,000	259,179
Eli Lilly & Co., 3.375%, 3/15/29	310,000	287,977
Johnson & Johnson, 0.55%, 9/1/25	40,000	36,114
14

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Johnson & Johnson, 2.90%, 1/15/28	$484,000	$450,118
Johnson & Johnson, 3.625%, 3/3/37	100,000	88,404
Merck & Co., Inc., 0.75%, 2/24/26	520,000	460,351
Merck & Co., Inc., 3.40%, 3/7/29	524,000	486,652
Novartis Capital Corp., 3.10%, 5/17/27	257,000	241,629
Royalty Pharma PLC, 2.20%, 9/2/30	888,000	697,016
Sanofi, 3.625%, 6/19/28	751,000	712,838
		4,914,522
Professional Services — 0.2%
Verisk Analytics, Inc., 4.125%, 3/15/29	944,000	871,982
Road and Rail — 0.5%
Burlington Northern Santa Fe LLC, 5.75%, 5/1/40	500,000	521,157
Canadian National Railway Co., 6.25%, 8/1/34	358,000	391,680
CSX Corp., 4.10%, 11/15/32(1)	600,000	553,335
Norfolk Southern Corp., 3.15%, 6/1/27	125,000	115,503
Norfolk Southern Corp., 3.80%, 8/1/28	153,000	143,026
		1,724,701
Semiconductors and Semiconductor Equipment — 2.4%
Broadcom, Inc., 4.30%, 11/15/32	1,210,000	1,073,465
Broadcom, Inc., 2.60%, 2/15/33(2)	741,000	560,511
Intel Corp., 4.15%, 8/5/32(1)	300,000	276,560
KLA Corp., 4.65%, 7/15/32	325,000	317,494
Lam Research Corp., 3.75%, 3/15/26	630,000	607,237
Marvell Technology, Inc., 2.95%, 4/15/31	1,049,000	844,662
Micron Technology, Inc., 4.19%, 2/15/27	797,000	754,903
NVIDIA Corp., 2.85%, 4/1/30	2,653,000	2,339,456
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	504,000	503,945
QUALCOMM, Inc., 3.25%, 5/20/27	1,500,000	1,411,682
		8,689,915
Software — 1.3%
Autodesk, Inc., 2.85%, 1/15/30	2,188,000	1,880,821
Oracle Corp., 3.25%, 5/15/30	392,000	341,500
Oracle Corp., 2.875%, 3/25/31	1,525,000	1,264,895
Oracle Corp., 3.80%, 11/15/37	250,000	198,222
Roper Technologies, Inc., 1.40%, 9/15/27	135,000	114,611
VMware, Inc., 1.80%, 8/15/28	146,000	119,440
VMware, Inc., 4.70%, 5/15/30	752,000	704,554
		4,624,043
Specialty Retail — 0.7%
AutoNation, Inc., 3.80%, 11/15/27	116,000	106,336
Home Depot, Inc., 2.95%, 6/15/29	2,023,000	1,807,352
O'Reilly Automotive, Inc., 4.35%, 6/1/28	775,000	747,042
		2,660,730
Technology Hardware, Storage and Peripherals — 1.2%
Apple, Inc., 3.25%, 2/23/26	348,000	332,995
Apple, Inc., 3.20%, 5/11/27	614,000	580,498
Apple, Inc., 3.00%, 11/13/27	300,000	279,619
Apple, Inc., 2.20%, 9/11/29	627,000	539,185
Hewlett Packard Enterprise Co., 6.20%, 10/15/35	594,000	612,957
HP, Inc., 1.45%, 6/17/26	700,000	614,766
15

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
HP, Inc., 4.75%, 1/15/28	$50,000	$48,147
HP, Inc., 3.40%, 6/17/30	1,570,000	1,341,146
		4,349,313
Textiles, Apparel and Luxury Goods — 0.7%
NIKE, Inc., 2.85%, 3/27/30	2,827,000	2,515,332
Trading Companies and Distributors — 0.1%
Air Lease Corp., 3.625%, 12/1/27	321,000	292,112
Transportation Infrastructure — 0.2%
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	1,031,785	842,486
Wireless Telecommunication Services — 0.7%
T-Mobile USA, Inc., 2.55%, 2/15/31	1,307,000	1,067,328
T-Mobile USA, Inc., 2.25%, 11/15/31	756,000	593,108
Vodafone Group Plc, 6.15%, 2/27/37	1,000,000	1,035,902
		2,696,338
TOTAL CORPORATE BONDS (Cost $237,987,134)		223,818,470
U.S. TREASURY SECURITIES — 25.1%
U.S. Treasury Bonds, 4.50%, 2/15/36	2,000,000	2,136,953
U.S. Treasury Bonds, 1.125%, 8/15/40	3,286,800	2,071,519
U.S. Treasury Bonds, 1.875%, 2/15/41	1,767,600	1,264,145
U.S. Treasury Bonds, 2.25%, 5/15/41	3,625,200	2,756,072
U.S. Treasury Bonds, 2.00%, 11/15/41	5,865,200	4,241,846
U.S. Treasury Bonds, 2.75%, 8/15/42	6,750,000	5,504,810
U.S. Treasury Bonds, 2.875%, 5/15/43	6,350,000	5,257,602
U.S. Treasury Bonds, 2.50%, 2/15/45	4,547,000	3,476,590
U.S. Treasury Bonds, 2.875%, 8/15/45	2,120,000	1,730,160
U.S. Treasury Notes, 0.25%, 9/30/23	3,750,000	3,646,246
U.S. Treasury Notes, 0.125%, 12/15/23	6,250,000	6,009,753
U.S. Treasury Notes, 0.125%, 1/15/24	4,400,000	4,213,352
U.S. Treasury Notes, 0.875%, 1/31/24	5,600,000	5,387,397
U.S. Treasury Notes, 2.50%, 1/31/24	2,950,000	2,880,988
U.S. Treasury Notes, 0.125%, 2/15/24	4,625,000	4,408,048
U.S. Treasury Notes, 2.25%, 3/31/24	5,517,000	5,350,197
U.S. Treasury Notes, 0.375%, 4/15/24	5,559,400	5,274,046
U.S. Treasury Notes, 2.50%, 5/15/24	4,850,000	4,702,227
U.S. Treasury Notes, 1.50%, 11/30/24	3,873,200	3,653,820
U.S. Treasury Notes, 2.25%, 12/31/24	3,500,000	3,340,107
U.S. Treasury Notes, 1.375%, 1/31/25(3)	3,790,200	3,553,535
U.S. Treasury Notes, 2.75%, 2/28/25	3,268,800	3,143,155
U.S. Treasury Notes, 0.375%, 4/30/25	1,767,600	1,610,691
U.S. Treasury Notes, 2.75%, 8/31/25	1,250,000	1,195,435
U.S. Treasury Notes, 2.625%, 12/31/25	1,150,400	1,094,138
U.S. Treasury Notes, 1.375%, 10/31/28	2,000,000	1,722,734
U.S. Treasury Notes, 2.625%, 2/15/29	1,500,000	1,381,113
TOTAL U.S. TREASURY SECURITIES (Cost $95,329,942)		91,006,679
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.7%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.7%
GNMA, 4.00%, TBA	8,500,000	8,032,832
GNMA, 4.00%, TBA	2,000,000	1,891,797
16

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
GNMA, 4.50%, TBA	$8,500,000	$8,244,004
GNMA, 4.50%, TBA	2,000,000	1,940,703
GNMA, 5.50%, TBA	3,500,000	3,509,980
GNMA, 5.50%, TBA	3,000,000	3,011,367
UMBS, 2.00%, TBA	6,500,000	5,767,481
UMBS, 3.00%, TBA	6,500,000	5,719,619
UMBS, 3.00%, TBA	5,000,000	4,404,395
UMBS, 3.00%, TBA	2,500,000	2,333,314
UMBS, 3.00%, TBA	1,000,000	932,700
UMBS, 4.00%, TBA	6,000,000	5,633,438
UMBS, 4.00%, TBA	4,750,000	4,461,660
UMBS, 4.50%, TBA	6,500,000	6,263,359
UMBS, 4.50%, TBA	4,000,000	3,855,000
UMBS, 4.50%, TBA	1,250,000	1,233,008
UMBS, 4.50%, TBA	1,250,000	1,233,008
UMBS, 5.50%, TBA	3,000,000	2,995,781
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $72,121,172)		71,463,446
U.S. GOVERNMENT AGENCY SECURITIES — 2.8%
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	100,000	93,333
FHLB, 3.375%, 12/8/23	150,000	147,893
FHLB, 3.625%, 2/28/24	950,000	934,732
FHLB, 5.42%, 3/6/24	550,000	549,586
FHLB, 2.75%, 12/13/24	15,000	14,433
FHLB, 2.375%, 3/14/25	50,000	47,553
FHLB, 3.125%, 6/13/25	50,000	48,128
FHLB, 0.375%, 9/4/25	125,000	112,512
FHLB, 1.25%, 12/21/26	200,000	178,181
FHLB, 3.00%, 3/12/27	50,000	47,447
FHLB, 3.25%, 11/16/28	1,070,000	1,017,871
FHLMC, 5.31%, 11/15/24	250,000	248,425
FHLMC, 4.00%, 11/25/24	450,000	440,410
FHLMC, 1.50%, 2/12/25	50,000	46,945
FHLMC, 0.375%, 7/21/25	251,000	226,612
FHLMC, 0.375%, 9/23/25	646,000	580,709
FNMA, 2.50%, 2/5/24	30,000	29,242
FNMA, 1.625%, 10/15/24	37,000	35,078
FNMA, 0.625%, 4/22/25	125,000	114,488
FNMA, 0.50%, 6/17/25	100,000	90,901
FNMA, 0.375%, 8/25/25	100,000	89,940
FNMA, 6.25%, 5/15/29	221,000	245,458
FNMA, 7.125%, 1/15/30	105,000	123,718
FNMA, 7.25%, 5/15/30	20,000	23,810
FNMA, 6.625%, 11/15/30	361,000	418,655
FNMA, 5.625%, 7/15/37	958,000	1,088,825
Tennessee Valley Authority, 0.75%, 5/15/25	105,000	95,909
Tennessee Valley Authority, Series A, 2.875%, 2/1/27	60,000	56,271
Tennessee Valley Authority, 7.125%, 5/1/30	1,106,000	1,291,780
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	645,000	656,992
Tennessee Valley Authority, 5.88%, 4/1/36	90,000	100,482
Tennessee Valley Authority, 5.25%, 9/15/39	500,000	526,006
17

Avantis Core Fixed Income ETF
	Principal Amount/Shares	Value
Tennessee Valley Authority, 3.50%, 12/15/42	$650,000	$539,782
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $10,760,646)		10,262,107
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Canada — 0.1%
Export Development Canada, 3.375%, 8/26/25	250,000	242,515
Sweden — 0.3%
Svensk Exportkredit AB, 3.625%, 9/3/24	500,000	488,142
Svensk Exportkredit AB, 0.625%, 5/14/25	200,000	181,796
Svensk Exportkredit AB, 2.25%, 3/22/27	450,000	410,956
		1,080,894
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,352,379)		1,323,409
SHORT-TERM INVESTMENTS — 10.8%
Money Market Funds — 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio(4)	3,816,853	3,816,853
Treasury Bills(5) — 9.8%
U.S. Treasury Bills, 4.60%, 3/14/23	$6,400,000	6,389,642
U.S. Treasury Bills, 4.53%, 3/23/23	6,850,000	6,831,900
U.S. Treasury Bills, 4.60%, 3/30/23	5,250,000	5,231,572
U.S. Treasury Bills, 4.69%, 4/20/23	5,500,000	5,464,983
U.S. Treasury Bills, 4.70%, 5/4/23	5,100,000	5,058,091
U.S. Treasury Bills, 4.94%, 6/20/23	4,000,000	3,941,170
U.S. Treasury Bills, 4.93%, 8/10/23	1,600,000	1,565,413
U.S. Treasury Bills, 5.02%, 8/17/23	1,000,000	977,305
		35,460,076
TOTAL SHORT-TERM INVESTMENTS (Cost $39,277,400)		39,276,929
TOTAL INVESTMENT SECURITIES — 120.4% (Cost $456,828,673)		437,151,040
OTHER ASSETS AND LIABILITIES — (20.4)%		(73,997,525)
TOTAL NET ASSETS — 100.0%		$363,153,515

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	65	June 2023	$8,139,219	$(25,127)
U.S. Treasury Ultra Bonds	7	June 2023	945,437	(37)
			$9,084,656	$(25,164)
^Amount represents value and unrealized appreciation (depreciation).

18

Avantis Core Fixed Income ETF

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 39	Sell	1.00%	12/20/27	$8,000,000	$69,852	$29,205	$99,057
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
CDX	–	Credit Derivatives Indexes
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,717,081. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,120,711, which represented 0.3% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $2,064,505.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $3,816,853.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
19

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.9%
Alabama — 1.4%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/24(1)	$100,000	$102,830
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	50,000	52,620
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	200,000	221,841
Alabama Public School and College Authority Rev., 4.00%, 11/1/38	150,000	150,677
Alabama Public School and College Authority Rev., 5.00%, 11/1/39	250,000	274,940
Alabama Public School and College Authority Rev., 4.00%, 11/1/40	315,000	310,846
		1,113,754
Arizona — 0.9%
Arizona Transportation Board Rev., 5.00%, 7/1/24	50,000	51,189
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,562
Phoenix GO, 5.00%, 7/1/25	85,000	88,893
Pima County Sewer System Rev., 5.00%, 7/1/24	25,000	25,617
Pima County Sewer System Rev., 5.00%, 7/1/25	35,000	36,539
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	30,000	32,374
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	66,156
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	76,546
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	42,167
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	69,583
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	50,000	56,164
State of Arizona COP, 5.00%, 10/1/25(1)	125,000	131,283
State of Arizona COP, 5.00%, 10/1/29(1)	10,000	11,417
State of Arizona Lottery Rev., 5.00%, 7/1/29(1)	30,000	34,000
		737,490
California — 16.7%
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	512,786
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	169,374
California State Public Works Board Rev., 5.00%, 2/1/26	1,000,000	1,059,678
California State Public Works Board Rev., 5.00%, 11/1/29	25,000	25,323
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/27	75,000	77,201
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/32	100,000	102,653
California State Public Works Board Rev., (State of California Department of General Services), 5.00%, 5/1/25	40,000	41,649
California State University Rev., 5.00%, 11/1/26	25,000	26,407
California State University Rev., 5.00%, 11/1/36	200,000	211,323
Chino Basin Regional Financing Authority Rev., (Inland Empire Utilities Agency), 4.00%, 11/1/25	25,000	25,537
20

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	$40,000	$41,997
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	78,743
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	43,796
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	142,198
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	30,000	32,993
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/35	30,000	32,716
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	60,000	61,180
Fresno Unified School District GO, 4.00%, 8/1/41	200,000	196,933
Los Angeles Community College District GO, 5.00%, 8/1/24	10,000	10,284
Los Angeles Community College District GO, 5.00%, 8/1/25	65,000	68,303
Los Angeles Community College District GO, 5.00%, 6/1/26	60,000	64,216
Los Angeles Community College District GO, 4.00%, 8/1/34	100,000	103,510
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/37	60,000	64,635
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	112,843
Los Angeles County Public Works Financing Authority Rev., 5.00%, 12/1/39	650,000	660,752
Los Angeles County Public Works Financing Authority Rev., 4.00%, 12/1/40	60,000	59,805
Los Angeles Department of Airports Rev., 5.00%, 5/15/36	35,000	38,996
Los Angeles Department of Airports Rev., 5.00%, 5/15/37	200,000	221,019
Los Angeles Department of Airports Rev., 4.00%, 5/15/39	10,000	10,028
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	219,231
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	74,486
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	70,958
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/24	25,000	25,657
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/25	25,000	26,089
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/27	50,000	51,426
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/40	75,000	82,595
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	140,495
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	41,661
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	69,797
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	233,117
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	114,768
Los Rios Community College District GO, 3.00%, 8/1/25	15,000	15,006
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/24	80,000	82,634
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	60,000	65,109
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/33	95,000	97,834
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/35	100,000	101,469
21

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26 (AGM)	$120,000	$125,812
Peralta Community College District GO, 4.00%, 8/1/39	25,000	24,757
Perris Union High School District GO, 4.00%, 9/1/43 (AGM)	50,000	48,608
Riverside County Public Financing Authority Rev., 4.125%, 11/1/25, Prerefunded at 100% of Par(1)	10,000	10,291
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	657,893
Sacramento City Financing Authority Rev., (Sacramento), 5.25%, 12/1/30 (Ambac)	100,000	114,595
Sacramento Municipal Utility District Rev., 5.00%, 8/15/23	25,000	25,226
Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	54,800
San Diego Association of Governments Rev., 5.00%, 11/15/26	275,000	289,766
San Diego Community College District GO, 4.00%, 8/1/26, Prerefunded at 100% of Par(1)	45,000	46,885
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	32,228
San Diego Community College District GO, 5.00%, 8/1/26, Prerefunded at 100% of Par(1)	30,000	32,228
San Diego Community College District GO, 5.00%, 8/1/27	10,000	10,772
San Diego Community College District GO, 5.00%, 8/1/28	40,000	43,199
San Diego Public Facilities Financing Authority Rev., (City of San Diego Water Utility Revenue), 5.00%, 8/1/28	60,000	64,676
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	35,000	37,635
San Diego Unified School District GO, 5.00%, 7/1/26	75,000	78,860
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	35,000	39,542
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	40,000	31,600
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	127,999
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	249,026
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/32	20,000	22,548
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	40,000	44,412
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/24	25,000	25,840
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	70,000	76,877
San Francisco Public Utilities Commission Water Rev., 4.00%, 11/1/35	10,000	10,118
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/36	35,000	36,540
San Jose Financing Authority Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	45,000	45,214
Santa County Clara GO, 3.50%, 8/1/38	175,000	167,128
Santa County Clara GO, 3.25%, 8/1/39	50,000	44,969
State of California GO, 5.00%, 8/1/27	200,000	210,001
State of California GO, 5.00%, 8/1/28	5,000	5,482
State of California GO, 5.00%, 9/1/28	400,000	421,546
State of California GO, 5.00%, 4/1/30	5,000	5,760
State of California GO, 5.00%, 4/1/30	20,000	22,595
State of California GO, 5.00%, 9/1/31	50,000	53,422
State of California GO, 5.00%, 10/1/31	15,000	17,059
State of California GO, 5.00%, 11/1/31	975,000	986,230
22

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of California GO, 5.25%, 8/1/32 (AGM)	$230,000	$273,975
State of California GO, 4.00%, 9/1/32	110,000	113,844
State of California GO, 4.00%, 9/1/33	60,000	62,014
State of California GO, 4.00%, 9/1/33	300,000	310,072
State of California GO, 4.00%, 10/1/34	40,000	41,966
State of California GO, 5.00%, 3/1/35	70,000	78,921
State of California GO, 3.00%, 10/1/35	300,000	275,515
State of California GO, 4.00%, 10/1/35	200,000	208,580
State of California GO, 4.00%, 3/1/36	145,000	148,886
State of California GO, 4.00%, 10/1/36	50,000	51,103
State of California GO, 4.00%, 11/1/36	50,000	51,212
State of California GO, 4.00%, 8/1/37	100,000	100,968
State of California GO, 3.00%, 10/1/37	90,000	79,583
State of California Department of Water Resources Rev., 5.00%, 6/1/23, Prerefunded at 100% of Par(1)	25,000	25,119
State of California Department of Water Resources Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(1)	135,000	139,658
Sweetwater Union High School District GO, 4.00%, 8/1/42	235,000	226,972
University of California Rev., 5.00%, 5/15/29	35,000	36,605
University of California Rev., 5.00%, 5/15/34	50,000	55,372
University of California Rev., 5.00%, 5/15/36	65,000	70,042
University of California Rev., 5.00%, 5/15/38	30,000	32,432
University of California Rev., 5.00%, 5/15/38	30,000	33,263
University of California Rev., 4.00%, 5/15/40	310,000	308,496
University of California Rev., 5.00%, 5/15/40	450,000	465,179
		13,341,126
Colorado — 1.0%
City & County of Denver GO, 5.00%, 8/1/30	325,000	376,783
City & County of Denver Airport System Rev., 5.00%, 11/15/23	50,000	50,592
City & County of Denver Airport System Rev., 5.00%, 11/15/24	30,000	30,881
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/24 (NATL)(2)	55,000	52,115
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NATL)(2)	80,000	61,901
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	30,000	33,331
State of Colorado COP, 5.00%, 12/15/32	50,000	57,462
State of Colorado COP, 4.00%, 12/15/35	50,000	51,017
State of Colorado COP, 4.00%, 12/15/37	40,000	40,069
State of Colorado COP, 4.00%, 12/15/38	30,000	29,857
		784,008
Connecticut — 1.9%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	75,000	71,176
State of Connecticut GO, 5.00%, 5/15/24	30,000	30,673
State of Connecticut GO, 5.00%, 4/15/25	25,000	25,986
State of Connecticut GO, 5.00%, 1/15/26	35,000	36,962
State of Connecticut GO, 4.00%, 1/15/31	50,000	53,767
State of Connecticut GO, 5.00%, 11/15/31	30,000	31,561
State of Connecticut GO, 3.00%, 1/15/32	20,000	19,200
State of Connecticut GO, 5.00%, 10/15/34	50,000	53,094
State of Connecticut GO, 4.00%, 1/15/37	75,000	75,729
State of Connecticut GO, 4.00%, 4/15/38	225,000	225,780
23

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	$55,000	$58,696
State of Connecticut, Special Tax Rev., 5.00%, 9/1/29	40,000	42,704
State of Connecticut, Special Tax Rev., 5.00%, 8/1/31	25,000	26,051
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	104,010
State of Connecticut, Special Tax Rev., 5.00%, 5/1/33	25,000	28,845
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	66,454
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	82,722
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	70,205
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	63,732
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	229,582
University of Connecticut Rev., 4.00%, 4/15/38	95,000	94,091
		1,491,020
District of Columbia — 4.4%
District of Columbia GO, 5.00%, 6/1/28	35,000	35,153
District of Columbia GO, 5.00%, 10/15/30	100,000	112,652
District of Columbia GO, 5.00%, 6/1/31	120,000	122,812
District of Columbia GO, 5.00%, 6/1/33	60,000	61,317
District of Columbia GO, 5.00%, 6/1/35	265,000	283,606
District of Columbia GO, 5.00%, 6/1/36	100,000	106,502
District of Columbia Rev., (District of Columbia Income Tax Rev.), 4.00%, 3/1/40	725,000	726,426
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/32	10,000	10,657
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/33	25,000	26,631
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	350,000	372,073
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	365,993
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	110,606
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	213,255
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/37	25,000	26,566
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	93,899
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	487,069
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	165,954
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	215,000	213,725
		3,534,896
Florida — 4.3%
Broward County Airport System Rev., 4.00%, 10/1/42	275,000	263,131
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,275
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	10,000	10,205
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	55,628
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	95,000	94,998
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	64,369
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project Rev.), 5.00%, 10/1/28	160,000	169,887
Gainesville Utilities System Rev. Rev., 5.00%, 10/1/37	55,000	58,354
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	108,777
24

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
JEA Water & Sewer System Rev., 4.00%, 10/1/39	$300,000	$298,287
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,314
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	53,077
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	85,000	86,462
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	65,000	65,297
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/23	10,000	10,098
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/24	50,000	51,357
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/32	130,000	134,730
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	502,067
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	138,992
Miami-Dade County Water & Sewer System Rev., 3.125%, 10/1/39	25,000	21,345
Orange County Convention Center Rev., 4.00%, 10/1/36	50,000	49,238
Orange County Convention Center/Orlando Rev., 5.00%, 10/1/24	80,000	81,737
Orange County School Board COP, 5.00%, 8/1/33	50,000	52,299
Orange County School Board COP, 5.00%, 8/1/34	90,000	94,050
Palm Beach County School District COP, 5.00%, 8/1/29	130,000	144,046
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	114,179
School Board of Miami-Dade County COP, 5.00%, 2/1/25	60,000	62,044
School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	84,019
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	62,352
School Board of Miami-Dade County COP, 5.00%, 5/1/30	60,000	62,155
School Board of Miami-Dade County COP, 5.00%, 5/1/32	80,000	82,619
School District of Broward County COP, 5.00%, 7/1/32	25,000	28,441
Tampa Bay Water Rev., 5.50%, 10/1/24 (NATL)	55,000	56,930
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	250,000	235,918
		3,463,677
Georgia — 2.1%
Atlanta Department of Aviation Rev., 5.00%, 7/1/27	10,000	10,841
Atlanta Water & Wastewater Rev., 5.75%, 11/1/30 (AGM)	10,000	12,083
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	15,000	15,409
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	81,096
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	123,977
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/30	80,000	91,626
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	203,924
Metropolitan Atlanta Rapid Transit Authority Rev., 5.00%, 7/1/33	310,000	330,282
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,085
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	230,639
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/29	20,000	22,710
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	252,470
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	50,078
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	231,439
		1,697,659
25

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Hawaii — 0.8%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	$90,000	$72,859
City & County of Honolulu GO, 5.00%, 3/1/25	45,000	46,704
City & County of Honolulu GO, 5.00%, 9/1/30	185,000	206,397
City & County of Honolulu GO, 5.00%, 3/1/31	45,000	51,659
State of Hawaii GO, 5.00%, 10/1/30	60,000	65,460
State of Hawaii GO, 5.00%, 1/1/36	35,000	37,853
State of Hawaii GO, 3.00%, 4/1/36	30,000	27,279
State of Hawaii GO, 4.00%, 5/1/36	10,000	10,139
State of Hawaii GO, 5.00%, 1/1/38	75,000	80,402
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	39,543
		638,295
Illinois — 5.8%
Chicago O'Hare International Airport Rev., 5.00%, 1/1/30	45,000	46,365
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	25,000	26,226
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	170,000	175,137
Chicago O'Hare International Airport Rev., 5.00%, 1/1/34	25,000	26,109
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	94,763
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	99,441
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	35,000	36,466
Chicago Waterworks Rev., 5.00%, 11/1/39	340,000	342,330
Cook County Sales Tax Rev., 4.00%, 11/15/40	180,000	169,880
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	92,324
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	127,242
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/32	115,000	123,555
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/35	25,000	26,768
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	91,446
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	155,947
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	144,990
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	240,000	243,167
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	20,000	21,925
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	25,000	28,520
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	135,000	153,468
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	30,000	33,841
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/37	1,000,000	1,012,842
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	139,026
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	77,296
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	80,000	77,003
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	100,000	105,459
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	93,429
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	58,264
Sales Tax Securitization Corp. Rev., 5.50%, 1/1/32	10,000	11,061
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	160,148
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	135,000	126,139
Springfield Electric Rev., 4.00%, 3/1/40 (AGM)	20,000	19,551
State of Illinois GO, 5.00%, 2/1/26	40,000	41,234
State of Illinois GO, 5.00%, 2/1/27	200,000	202,023
26

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Illinois GO, 5.00%, 10/1/31	$100,000	$106,313
State of Illinois GO, 5.00%, 3/1/34	40,000	42,235
State of Illinois GO, 5.00%, 5/1/35	35,000	35,334
State of Illinois GO, 4.00%, 11/1/38	20,000	18,603
State of Illinois GO, 5.50%, 5/1/39	15,000	15,946
State of Illinois Rev., 5.00%, 6/15/26	15,000	15,055
		4,616,871
Indiana — 0.7%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	391,848
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	52,328
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	100,000	96,150
		540,326
Kentucky — 0.7%
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/26	50,000	51,135
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/25	50,000	52,293
Louisville and Jefferson County Metropolitan Sewer District Rev., 4.00%, 5/15/36	500,000	500,033
		603,461
Louisiana — 0.4%
East Baton Rouge Sewerage Commission Rev., 5.00%, 2/1/25, Prerefunded at 100% of Par(1)	85,000	88,040
Louisiana Stadium & Exposition District Rev., 5.00%, 7/1/36	160,000	160,456
State of Louisiana GO, 5.00%, 8/1/27	75,000	80,242
		328,738
Maryland — 2.4%
Montgomery County GO, 5.00%, 11/1/24	35,000	36,095
Prince County George's GO, 5.00%, 7/15/31	100,000	111,609
State of Maryland GO, 5.00%, 3/15/25	25,000	25,958
State of Maryland GO, 5.00%, 8/1/27	500,000	546,868
State of Maryland GO, 5.00%, 3/15/29	25,000	28,288
State of Maryland GO, 5.00%, 8/1/30	15,000	17,401
State of Maryland GO, 5.00%, 3/15/31	25,000	27,166
State of Maryland GO, 3.25%, 3/15/32	25,000	24,832
State of Maryland GO, 5.00%, 8/1/35	105,000	119,373
State of Maryland GO, 5.00%, 6/1/36	150,000	173,226
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,762
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	719,147
		1,892,725
Massachusetts — 3.2%
Massachusetts GO, 5.50%, 8/1/30 (Ambac)	150,000	176,061
Massachusetts GO, 5.00%, 9/1/30	10,000	11,394
Massachusetts GO, 5.00%, 2/1/35	50,000	53,724
Massachusetts GO, 3.00%, 7/1/35	100,000	92,105
Massachusetts GO, 5.00%, 9/1/37	50,000	54,110
Massachusetts GO, 4.00%, 12/1/39	50,000	50,008
Massachusetts GO, 4.00%, 11/1/40	275,000	272,739
Massachusetts GO, 5.00%, 11/1/41	55,000	58,307
Massachusetts GO, 4.00%, 4/1/42	645,000	632,407
27

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Massachusetts GO, 5.00%, 11/1/45	$75,000	$81,150
Massachusetts GO, 5.00%, 11/1/50	75,000	80,178
Massachusetts Bay Transportation Authority Rev., 0.00%, Capital Appreciation, 7/1/31(2)	500,000	364,401
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 3/1/39	75,000	75,923
Massachusetts Development Finance Agency Rev., (President and Fellows of Harvard College), 5.00%, 10/15/29	10,000	11,464
Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	98,347
Massachusetts School Building Authority Rev., 5.00%, 11/15/33	25,000	26,843
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	62,387
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	156,556
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/33	155,000	171,905
		2,530,009
Michigan — 3.0%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax Rev.), 5.00%, 7/1/39	165,000	165,254
Michigan Finance Authority Rev., (Detroit), 4.50%, 10/1/29	170,000	170,405
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/26 (AGM)	25,000	25,489
Michigan State Building Authority Rev., 5.00%, 10/15/29	1,320,000	1,336,613
Michigan State Building Authority Rev., 5.00%, 4/15/30	30,000	31,590
Michigan State Building Authority Rev., 5.00%, 10/15/30	10,000	10,720
State of Michigan Rev., 5.00%, 3/15/24	220,000	223,714
State of Michigan Trunk Line Rev., 5.00%, 11/15/29	75,000	85,518
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	25,000	25,352
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	76,171
University of Michigan Rev., 5.00%, 4/1/26, Prerefunded at 100% of Par(1)	20,000	21,205
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	205,010
		2,377,041
Minnesota — 0.2%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	30,000	32,137
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,887
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/30	20,000	21,492
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	107,301
		187,817
Mississippi†
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,410
Missouri — 0.4%
Missouri Joint Municipal Electric Utility Commission Rev., 5.00%, 12/1/40	275,000	280,815
Springfield School District No. R-12 GO, 3.00%, 3/1/39	20,000	17,117
St. Louis Airport Rev., 5.50%, 7/1/28 (NATL)	25,000	28,077
		326,009
Nebraska — 1.2%
Omaha Public Power District Rev., 5.00%, 2/1/31	30,000	33,786
28

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Omaha Public Power District Rev., 4.00%, 2/1/39	$910,000	$909,583
		943,369
Nevada — 0.9%
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	61,288
Clark County School District GO, 5.00%, 6/15/26	15,000	15,771
Clark County School District GO, 5.00%, 6/15/27	125,000	131,288
Las Vegas Valley Water District GO, 4.00%, 6/1/39	200,000	200,145
State of Nevada Highway Improvement Rev., 5.00%, 12/1/25	50,000	52,703
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	45,000	47,730
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	53,096
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	113,415
Truckee Meadows Water Authority Rev., 5.00%, 7/1/34	25,000	26,325
		701,761
New Jersey — 2.7%
Garden State Preservation Trust Rev., 5.75%, 11/1/28 (AGM)	25,000	27,343
Garden State Preservation Trust Rev., Capital Appreciation, 0.00%, 11/1/28 (AGM)(2)	5,000	4,140
Hudson County Improvement Authority Rev., 4.00%, 10/1/46	100,000	92,244
Hudson County Improvement Authority Rev., 4.00%, 10/1/51	150,000	135,790
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/25	30,000	30,302
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	52,781
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	25,000	25,709
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/23	100,000	100,417
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	20,000	20,803
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	25,000	26,004
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	96,738
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	140,000	150,080
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.50%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	21,796
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/27, Prerefunded at 100% of Par(1)	25,000	26,176
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,546
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/27, Prerefunded at 100% of Par(1)	90,000	97,842
New Jersey Educational Facilities Authority Rev., (Montclair State University, Inc.), 5.00%, 7/1/39	20,000	20,286
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	56,907
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	5,000	5,246
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	25,000	26,962
29

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/27	$35,000	$37,747
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	25,000	26,303
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/30	100,000	110,777
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	147,022
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/35	50,000	53,186
New Jersey Turnpike Authority Rev., 5.00%, 1/1/30	285,000	291,557
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	15,000	16,468
New Jersey Turnpike Authority Rev., 5.00%, 1/1/31	20,000	21,957
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	10,000	10,948
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	25,000	26,834
New Jersey Turnpike Authority Rev., 4.00%, 1/1/34	25,000	25,640
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	25,000	26,746
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	20,000	20,349
New Jersey Turnpike Authority Rev., 5.00%, 1/1/35	10,000	10,795
New Jersey Turnpike Authority Rev., 5.00%, 1/1/36	10,000	10,705
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	30,000	26,515
New Jersey Turnpike Authority Rev., 5.00%, 1/1/40	15,000	15,783
State of New Jersey GO, 5.00%, 6/1/28	50,000	55,279
State of New Jersey GO, 4.00%, 6/1/30	100,000	106,988
State of New Jersey GO, 4.00%, 6/1/31	25,000	27,006
State of New Jersey GO, 4.00%, 6/1/33	40,000	40,080
State of New Jersey GO, 4.00%, 6/1/34	20,000	20,309
		2,172,106
New Mexico — 0.1%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	52,404
New York — 15.1%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,844
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	25,000	26,907
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/29	60,000	64,645
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	20,000	21,492
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	168,571
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/42	30,000	31,266
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	61,028
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	107,387
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	170,343
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	113,805
Metropolitan Transportation Authority Rev., 4.00%, 11/15/36	40,000	37,919
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	100,521
Metropolitan Transportation Authority Rev., 5.00%, 11/15/44 (AGM)	25,000	25,802
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/33	25,000	27,357
Metropolitan Transportation Authority Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.25%, 11/15/35	25,000	26,563
Nassau County GO, 5.00%, 10/1/27	80,000	87,388
New York City GO, 5.00%, 8/1/25	165,000	169,369
30

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York City GO, 5.00%, 8/1/25	$200,000	$208,354
New York City GO, 5.00%, 8/1/26	25,000	26,613
New York City GO, 5.00%, 8/1/27	50,000	50,329
New York City GO, 5.00%, 8/1/27	100,000	108,550
New York City GO, 5.00%, 8/1/28	10,000	10,965
New York City GO, 5.00%, 8/1/28	60,000	60,119
New York City GO, 5.25%, 10/1/30	50,000	55,140
New York City GO, 5.00%, 8/1/37	105,000	109,109
New York City GO, 5.00%, 12/1/38	30,000	32,225
New York City GO, 4.00%, 8/1/39	305,000	300,518
New York City GO, 4.00%, 8/1/41	400,000	388,331
New York City GO, 5.00%, 12/1/41	80,000	82,940
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	93,063
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/29	25,000	27,221
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/35	25,000	27,069
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	50,000	50,284
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	156,625
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	130,273
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	50,000	49,821
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	73,302
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	75,000	76,676
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	77,766
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	50,330
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	105,364
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/39	10,000	10,488
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	280,248
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/24(1)	60,000	61,096
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	35,000	36,542
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	100,000	109,043
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	35,000	36,270
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	44,231
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	40,000	46,365
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	100,000	111,746
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	75,000	75,381
31

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/38	$65,000	$64,777
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/39	200,000	198,047
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	25,000	26,892
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/40	100,000	98,115
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/41	125,000	134,267
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 3.00%, 3/15/41	530,000	431,059
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/42	100,000	104,002
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/30	500,000	554,448
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/32	75,000	76,251
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/33	60,000	63,884
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/34	165,000	172,350
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	50,000	54,052
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/40	105,000	112,343
New York State Dormitory Authority Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/42	25,000	26,482
New York State Dormitory Authority Rev., (Trustees of Columbia University in the New York City), 5.00%, 10/1/38	70,000	75,725
New York State Thruway Authority Rev., 5.00%, 1/1/26	40,000	40,572
New York State Thruway Authority Rev., 5.00%, 1/1/29	100,000	103,102
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	99,009
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	98,445
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	34,151
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	100,000	100,123
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/40	120,000	132,586
New York State Thruway Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	75,000	73,048
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/23	40,000	40,029
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/24, Prerefunded at 100% of Par(1)	30,000	30,576
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26	55,000	58,212
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/26, Prerefunded at 100% of Par(1)	115,000	121,839
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/29	65,000	68,057
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	25,000	27,363
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	50,000	52,830
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	110,000	111,857
32

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	$25,000	$28,811
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	150,000	155,984
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/34	60,000	60,958
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/35	25,000	28,160
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	50,000	54,182
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	30,000	30,051
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	85,000	85,067
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/38	200,000	219,433
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	65,000	63,068
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	50,000	54,045
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/41	110,000	118,054
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	15,000	16,578
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/36	140,000	158,438
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 4.00%, 3/15/39	1,265,000	1,251,141
New York State Urban Development Corp. Rev., (State of New York Sales Tax Rev.), 5.00%, 3/15/39	70,000	75,858
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/29	10,000	11,140
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/31	5,000	5,225
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/33	15,000	17,296
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	469,804
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/35	40,000	45,266
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	99,322
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24, Prerefunded at 100% of Par(1)	10,000	10,307
Sales Tax Asset Receivable Corp. Rev., 5.00%, 10/15/24(1)	50,000	51,533
Suffolk County Water Authority Rev., 3.00%, 6/1/32	10,000	9,992
Suffolk County Water Authority Rev., 3.25%, 6/1/43	15,000	12,672
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/23	100,000	101,288
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/25	20,000	20,992
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	64,546
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	80,000	87,208
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	50,000	55,678
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	101,997
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	212,480
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	53,024
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	103,375
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	35,000	35,441
Utility Debt Securitization Authority Rev., 5.00%, 6/15/27	40,000	41,505
Utility Debt Securitization Authority Rev., 5.00%, 6/15/28	25,000	26,618
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	88,998
Utility Debt Securitization Authority Rev., 5.00%, 12/15/33	25,000	26,155
33

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Utility Debt Securitization Authority Rev., 5.00%, 12/15/34	$85,000	$89,545
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	52,026
		12,101,358
North Carolina — 1.3%
Charlotte Water & Sewer System Rev., 5.00%, 7/1/40	25,000	25,930
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	52,708
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/40(2)	1,000,000	470,880
North Carolina Turnpike Authority Rev., 0.00%, Capital Appreciation, 1/1/41(2)	500,000	223,889
State of North Carolina GO, 5.00%, 6/1/29	60,000	68,305
State of North Carolina Rev., 5.00%, 3/1/30	10,000	11,252
State of North Carolina Rev., 5.00%, 3/1/33	115,000	128,794
Wake County GO, 5.00%, 3/1/24	35,000	35,630
		1,017,388
Ohio — 2.5%
American Municipal Power, Inc. Rev., 5.00%, 2/15/33	90,000	100,312
American Municipal Power, Inc. Rev., 5.00%, 2/15/35	100,000	110,060
American Municipal Power, Inc. Rev., 4.00%, 2/15/36	45,000	45,107
American Municipal Power, Inc. Rev., 4.00%, 2/15/37	435,000	431,440
American Municipal Power, Inc. Rev., 4.00%, 2/15/38	50,000	49,226
American Municipal Power, Inc. Rev., 5.00%, 2/15/42	400,000	401,910
Cincinnati City School District GO, 5.25%, 12/1/29 (NATL)	15,000	17,367
Cincinnati City School District GO, 5.25%, 12/1/30 (NATL)	30,000	35,271
Cincinnati City School District GO, 5.25%, 12/1/31 (NATL)	5,000	5,974
Hamilton County Sales Tax Rev. Rev., 4.00%, 12/1/32	250,000	258,784
Northeast Ohio Regional Sewer District Rev., 3.00%, 11/15/39	230,000	192,936
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	83,350
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	110,306
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	51,238
State of Ohio GO, 5.00%, 8/1/24	30,000	30,803
State of Ohio Rev., 5.00%, 12/15/23	55,000	55,753
		1,979,837
Oklahoma — 0.7%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	84,885
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	259,711
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/30	175,000	198,590
		543,186
Oregon — 0.5%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	81,878
Multnomah County School District No. 1 Portland GO, 5.00%, 6/15/24 (SCH BD GTY)	25,000	25,586
Oregon State Lottery Rev., 5.00%, 4/1/27	175,000	181,687
State of Oregon Department of Transportation Rev., 5.00%, 11/15/23	30,000	30,374
State of Oregon Department of Transportation Rev., 5.00%, 11/15/24, Prerefunded at 100% of Par(1)	65,000	67,101
34

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Washington & Multnomah Counties School District No. 48J Beaverton GO, 5.00%, 6/15/24, Prerefunded at 100% of Par (SCH BD GTY)(1)	$35,000	$35,841
		422,467
Pennsylvania — 3.1%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	25,000	27,930
Delaware Valley Regional Finance Authority Rev., 5.75%, 7/1/32	25,000	30,283
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	188,735
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	299,410
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	100,000	107,778
Pennsylvania GO, 4.00%, 7/1/23	25,000	25,081
Pennsylvania GO, 5.00%, 1/1/24	25,000	25,397
Pennsylvania GO, 5.00%, 9/15/24	100,000	102,907
Pennsylvania GO, 5.00%, 1/1/28	5,000	5,362
Pennsylvania GO, 4.00%, 5/1/33	220,000	232,764
Pennsylvania GO, 3.00%, 9/15/36	80,000	71,047
Pennsylvania GO, 3.00%, 5/1/38	25,000	21,361
Pennsylvania GO, 2.00%, 5/1/39	30,000	20,747
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	974,826
Pennsylvania State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/29 (AGM)	30,000	33,583
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	30,000	30,362
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	25,000	25,784
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/41	30,000	31,137
Philadelphia GO, 4.00%, 8/1/35	20,000	20,158
Philadelphia Gas Works Co Rev., 5.00%, 8/1/50 (AGM)	100,000	105,331
Philadelphia Water & Wastewater Rev. Rev., 5.00%, 10/1/42	90,000	94,541
		2,474,524
Rhode Island — 1.3%
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/23	25,000	25,114
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	1,007,364
		1,032,478
South Carolina — 1.0%
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/23, Prerefunded at 100% of Par(1)	30,000	30,417
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/26	500,000	507,595
South Carolina Public Service Authority Rev., 5.00%, 12/1/26	50,000	51,280
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	125,403
South Carolina Public Service Authority Rev., 5.00%, 12/1/36	25,000	25,581
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	38,833
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	54,680
		833,789
Tennessee — 0.7%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/23, Prerefunded at 100% of Par(1)	500,000	503,079
35

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 1/1/26	$50,000	$52,730
		555,809
Texas — 9.4%
Austin GO, 2.95%, 9/1/27	25,000	24,945
Bexar County GO, 4.00%, 6/15/41	75,000	74,159
Bexar County GO, 5.00%, 6/15/42	400,000	419,461
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	30,000	30,801
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/24	35,000	35,934
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/25	50,000	52,177
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/26	25,000	26,617
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	486,188
Board of Regents of the University of Texas System Rev., 4.00%, 8/15/42	245,000	241,769
Central Texas Regional Mobility Authority Rev., 3.375%, 1/1/41	35,000	29,985
Central Texas Turnpike System Rev., 4.00%, 8/15/38	360,000	340,080
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	96,085
Cypress-Fairbanks Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	80,000	81,392
Dallas GO, 5.00%, 2/15/27	655,000	667,806
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	35,000	39,548
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	268,829
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	15,000	17,043
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	56,642
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	65,698
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	73,634
Dallas Fort Worth International Airport Rev., 4.125%, 11/1/39	530,000	526,896
Dallas Independent School District GO, 5.00%, 8/15/24 (PSF-GTD)	35,000	35,944
Dallas Independent School District GO, 5.00%, 8/15/24, Prerefunded at 100% of Par (PSF-GTD)(1)	40,000	40,985
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	83,534
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/31	190,000	201,675
Houston GO, 5.00%, 3/1/24	75,000	76,351
Houston GO, 5.00%, 3/1/28	35,000	38,504
Houston Independent School District GO, 5.00%, 2/15/27 (PSF-GTD)	55,000	58,112
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/40	65,000	66,182
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	67,324
North Texas Tollway Authority Rev., 5.00%, 1/1/30	65,000	68,308
North Texas Tollway Authority Rev., 4.00%, 1/1/37	50,000	50,160
North Texas Tollway Authority Rev., 4.00%, 1/1/38	35,000	33,715
North Texas Tollway Authority Rev., 5.00%, 1/1/43	400,000	417,861
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/28	10,000	10,505
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/36	20,000	20,229
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/38	30,000	29,670
36

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/38	$25,000	$26,770
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	79,291
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/26	75,000	79,153
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	40,000	42,718
San Antonio Public Facilities Corp. Rev., 4.00%, 9/15/42	710,000	672,229
State of Texas GO, 4.00%, 4/1/24, Prerefunded at 100% of Par(1)	50,000	50,456
State of Texas GO, 5.00%, 4/1/24, Prerefunded at 100% of Par(1)	60,000	61,179
State of Texas GO, 5.00%, 10/1/24, Prerefunded at 100% of Par(1)	50,000	51,466
State of Texas GO, 5.00%, 10/1/28	40,000	42,021
State of Texas GO, 5.00%, 10/1/30	55,000	59,969
State of Texas GO, 5.00%, 10/1/33	100,000	108,641
Texas A&M University Rev., 5.00%, 5/15/25	295,000	307,541
Texas Transportation Commission State Highway Fund Rev., 5.00%, 4/1/24	5,000	5,100
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/29	45,000	47,104
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/34	105,000	105,970
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/38	400,000	403,449
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/38	285,000	307,825
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 10/15/40	75,000	77,362
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	25,000	27,215
University of Texas System Rev., 5.00%, 8/15/30	50,000	57,350
		7,567,557
Utah — 1.4%
City of Salt Lake City Airport Revenue Rev., 5.00%, 7/1/42	150,000	155,004
State of Utah GO, 5.00%, 7/1/28	125,000	139,611
State of Utah GO, 5.00%, 7/1/29	40,000	45,198
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	30,000	31,360
Utah Transit Authority Rev., 5.00%, 6/15/25	110,000	114,311
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	627,207
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	46,291
		1,158,982
Virginia — 1.3%
Richmond Public Utility Rev., 5.00%, 1/15/28	25,000	26,359
University of Virginia Rev., 5.00%, 4/1/38	25,000	26,717
Virginia College Building Authority Rev., 5.00%, 2/1/30	75,000	82,434
Virginia College Building Authority Rev., 5.00%, 2/1/31	70,000	75,594
Virginia College Building Authority Rev., 4.00%, 2/1/33	40,000	40,603
Virginia College Building Authority Rev., 3.00%, 2/1/35	80,000	75,063
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/24	50,000	51,093
Virginia Commonwealth Transportation Board Rev., 5.00%, 3/15/25	25,000	25,943
37

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	$50,000	$53,531
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/27	60,000	65,615
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/32	10,000	10,903
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/33	50,000	54,456
Virginia Public Building Authority Rev., 5.00%, 8/1/27	100,000	109,069
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	360,000	345,214
		1,042,594
Washington — 5.2%
Central Puget Sound Regional Transit Authority Rev., 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	52,345
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	57,021
Central Puget Sound Regional Transit Authority Rev., (Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/26	50,000	53,746
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/23	35,000	35,192
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/25	25,000	26,116
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	25,000	25,611
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,602
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	20,000	21,766
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	25,000	27,808
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/31	15,000	15,376
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	52,072
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	25,000	26,025
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	50,000	56,257
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	65,000	74,301
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	985,000	969,680
King County Sewer Rev., 4.00%, 7/1/31	125,000	129,236
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	627,657
Snohomish County Public Utility District No. 1 Electric System Rev. Rev., 5.00%, 12/1/40	200,000	206,215
State of Washington GO, 5.00%, 8/1/24	300,000	308,028
State of Washington GO, 4.00%, 7/1/26	50,000	50,701
State of Washington GO, 4.00%, 7/1/27	50,000	50,124
State of Washington GO, 5.00%, 8/1/28	50,000	53,343
State of Washington GO, 5.00%, 7/1/29	250,000	263,649
State of Washington GO, 5.00%, 8/1/31	25,000	27,181
State of Washington GO, 5.00%, 8/1/32	40,000	41,671
State of Washington GO, 5.00%, 8/1/32	255,000	276,471
State of Washington GO, 5.00%, 8/1/34	145,000	150,612
38

Avantis Core Municipal Fixed Income ETF
	Principal Amount/Shares	Value
State of Washington GO, 5.00%, 8/1/36	$55,000	$57,475
State of Washington GO, 5.00%, 2/1/40	40,000	43,335
State of Washington GO, 5.00%, 8/1/40	265,000	285,673
State of Washington GO, 5.00%, 2/1/41	25,000	26,986
University of Washington Rev., 4.00%, 6/1/37	10,000	10,033
		4,172,308
West Virginia — 0.1%
State of West Virginia GO, 5.00%, 12/1/41	70,000	74,275
Wisconsin — 0.1%
WPPI Energy Rev., 5.00%, 7/1/37	75,000	75,238
TOTAL MUNICIPAL SECURITIES (Cost $81,922,770)		79,153,762
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $71,291)	71,306	71,306
TOTAL INVESTMENT SECURITIES — 99.0% (Cost $81,994,061)		79,225,068
OTHER ASSETS AND LIABILITIES — 1.0%		789,263
TOTAL NET ASSETS — 100.0%		$80,014,331

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
COP	–	Certificates of Participation
GO	–	General Obligation
NATL	–	National Public Finance Guarantee Corporation
PSF-GTD	–	Permanent School Fund Guaranteed
SCH BD GTY	–	School Bond Guaranty
†Category is less than 0.05% of total net assets.
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
39

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
CORPORATE BONDS — 65.8%
Aerospace and Defense — 0.7%
General Dynamics Corp., 3.50%, 5/15/25	$756,000	$731,534
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	700,000	672,615
		1,404,149
Air Freight and Logistics — 0.4%
United Parcel Service, Inc., 2.20%, 9/1/24	809,000	775,030
Automobiles — 1.5%
American Honda Finance Corp., 2.15%, 9/10/24	467,000	445,802
American Honda Finance Corp., 1.00%, 9/10/25	929,000	838,984
General Motors Financial Co., Inc., 4.00%, 1/15/25	600,000	581,843
General Motors Financial Co., Inc., 2.70%, 8/20/27	500,000	440,839
Toyota Motor Corp., 2.36%, 7/2/24	882,000	849,274
		3,156,742
Banks — 16.1%
African Development Bank, 3.00%, 9/20/23	306,000	302,286
African Development Bank, 0.875%, 7/22/26	640,000	565,640
Asian Development Bank, 0.25%, 10/6/23	439,000	426,314
Asian Development Bank, 2.625%, 1/30/24	855,000	834,108
Asian Development Bank, 0.375%, 6/11/24	100,000	94,102
Asian Development Bank, 1.50%, 1/20/27	120,000	107,583
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	434,000	421,918
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	165,000	159,171
Asian Infrastructure Investment Bank, 0.50%, 10/30/24	1,049,000	971,580
Asian Infrastructure Investment Bank, 0.50%, 1/27/26	250,000	220,852
Asian Infrastructure Investment Bank, 3.75%, 9/14/27	1,300,000	1,257,754
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	200,000	195,657
Australia & New Zealand Banking Group Ltd., 3.70%, 11/16/25	400,000	384,997
Bank of Montreal, 1.25%, 9/15/26	1,250,000	1,081,805
Bank of Nova Scotia, 1.30%, 6/11/25	544,000	496,954
Citizens Financial Group, Inc., 2.85%, 7/27/26	1,000,000	928,323
Cooperatieve Rabobank UA, 3.375%, 5/21/25	1,500,000	1,443,228
Council Of Europe Development Bank, 0.25%, 6/10/23	24,000	23,684
Council Of Europe Development Bank, 1.375%, 2/27/25	214,000	199,903
Discover Bank, 2.45%, 9/12/24	800,000	761,350
European Bank for Reconstruction & Development, 0.25%, 7/10/23	40,000	39,300
European Bank for Reconstruction & Development, 0.50%, 5/19/25	500,000	454,697
European Investment Bank, 1.375%, 3/15/27	230,000	204,853
Export Development Canada, 2.625%, 2/21/24	100,000	97,393
Huntington Bancshares, Inc., 4.00%, 5/15/25	319,000	309,823
Inter-American Development Bank, 3.00%, 10/4/23	406,000	400,450
Inter-American Development Bank, 0.25%, 11/15/23	182,000	175,745
International Bank for Reconstruction & Development, 2.50%, 3/19/24	750,000	728,616
International Bank for Reconstruction & Development, 1.50%, 8/28/24	1,025,000	972,542
International Bank for Reconstruction & Development, 2.50%, 7/29/25	325,000	309,110
40

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
International Bank for Reconstruction & Development, 0.875%, 7/15/26	$40,000	$35,491
International Finance Corp., 2.875%, 7/31/23	152,000	150,597
KeyBank N.A., 3.30%, 6/1/25	875,000	838,023
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	1,525,000	1,449,324
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	603,000	563,192
Landwirtschaftliche Rentenbank, 0.50%, 5/27/25	268,000	243,612
Mizuho Financial Group, Inc., 3.66%, 2/28/27	1,000,000	939,891
National Australia Bank Ltd., 2.50%, 7/12/26	1,550,000	1,425,440
Nordic Investment Bank, 0.50%, 1/21/26	250,000	222,341
Oesterreichische Kontrollbank AG, 2.875%, 3/13/23	50,000	49,966
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	905,000	847,630
PNC Bank NA, 2.50%, 8/27/24	1,100,000	1,057,448
PNC Bank NA, 2.95%, 2/23/25	450,000	430,957
PNC Financial Services Group, Inc., 3.50%, 1/23/24	1,000,000	984,544
Royal Bank of Canada, 2.55%, 7/16/24	1,156,000	1,113,582
Royal Bank of Canada, 6.00%, 11/1/27	450,000	463,316
Santander Holdings USA, Inc., 3.45%, 6/2/25	500,000	475,762
Santander Holdings USA, Inc., 4.50%, 7/17/25	834,000	810,583
Toronto-Dominion Bank, 1.25%, 9/10/26	695,000	605,759
Toronto-Dominion Bank, 4.11%, 6/8/27	1,150,000	1,102,843
US Bancorp, 3.95%, 11/17/25	1,562,000	1,516,929
Wells Fargo & Co., 3.00%, 10/23/26	1,250,000	1,154,567
Westpac Banking Corp., 2.85%, 5/13/26	1,850,000	1,725,387
Westpac Banking Corp., 5.46%, 11/18/27	500,000	508,666
		33,285,588
Beverages — 0.3%
Constellation Brands, Inc., 4.40%, 11/15/25	665,000	649,933
Capital Markets — 3.9%
Ameriprise Financial, Inc., 3.00%, 4/2/25	1,377,000	1,317,942
Bank of New York Mellon Corp., 1.60%, 4/24/25	1,750,000	1,623,272
Charles Schwab Corp., 3.75%, 4/1/24	100,000	98,292
Charles Schwab Corp., 3.85%, 5/21/25	463,000	450,275
CME Group, Inc., 3.00%, 3/15/25	1,550,000	1,491,637
Goldman Sachs Group, Inc., 3.85%, 1/26/27	950,000	899,215
Jefferies Financial Group, Inc., 4.85%, 1/15/27	200,000	196,213
Lazard Group LLC, 3.75%, 2/13/25	667,000	643,792
State Street Corp., 3.55%, 8/18/25	1,369,000	1,320,596
		8,041,234
Chemicals†
Linde, Inc., 2.65%, 2/5/25	13,000	12,408
Construction Materials — 0.5%
Vulcan Materials Co., 5.80%, 3/1/26	1,000,000	1,000,233
Consumer Finance — 0.9%
Ally Financial, Inc., 4.75%, 6/9/27	225,000	214,591
Ally Financial, Inc., 7.10%, 11/15/27(1)	775,000	805,437
Capital One Financial Corp., 4.25%, 4/30/25	538,000	524,198
Discover Financial Services, 4.50%, 1/30/26	300,000	290,601
		1,834,827
Containers and Packaging — 0.2%
Amcor Flexibles North America, Inc., 4.00%, 5/17/25	13,000	12,561
41

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Packaging Corp. of America, 3.65%, 9/15/24	$450,000	$439,013
		451,574
Diversified Consumer Services — 0.1%
Yale University, 0.87%, 4/15/25	300,000	275,466
Diversified Financial Services — 2.4%
Bank of Nova Scotia, 2.70%, 8/3/26	609,000	558,540
Barclays PLC, 3.65%, 3/16/25	1,050,000	1,008,271
Barclays PLC, 4.375%, 1/12/26	200,000	193,413
Citigroup, Inc., 3.30%, 4/27/25	1,038,000	993,944
Corebridge Financial, Inc., 3.65%, 4/5/27(2)	1,100,000	1,027,033
HSBC Holdings PLC, 3.90%, 5/25/26	300,000	286,130
JPMorgan Chase & Co., 3.90%, 7/15/25	988,000	960,089
		5,027,420
Electric Utilities — 2.5%
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	1,398,000	1,367,972
Black Hills Corp., 3.15%, 1/15/27	92,000	84,984
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	242,000	227,270
Edison International, 4.70%, 8/15/25	1,000,000	975,119
Entergy Louisiana LLC, 2.40%, 10/1/26	450,000	406,093
NextEra Energy Capital Holdings, Inc., 1.875%, 1/15/27	16,000	14,105
Pacific Gas & Electric Co., 5.45%, 6/15/27	1,000,000	977,418
Sierra Pacific Power Co., 2.60%, 5/1/26	675,000	624,199
Southwestern Electric Power Co., 1.65%, 3/15/26	414,000	370,456
		5,047,616
Electronic Equipment, Instruments and Components — 0.5%
Avnet, Inc., 4.625%, 4/15/26	285,000	273,657
Flex Ltd., 3.75%, 2/1/26	293,000	278,635
Jabil, Inc., 1.70%, 4/15/26	405,000	360,846
Keysight Technologies, Inc., 4.55%, 10/30/24	48,000	47,294
TD SYNNEX Corp., 1.75%, 8/9/26	75,000	64,561
		1,024,993
Energy Equipment and Services — 0.3%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	685,000	612,607
Equity Real Estate Investment Trusts (REITs) — 6.1%
American Tower Corp., 3.65%, 3/15/27	425,000	395,930
American Tower Corp., 3.55%, 7/15/27	600,000	554,935
AvalonBay Communities, Inc., 2.95%, 5/11/26	775,000	723,937
Boston Properties LP, 2.75%, 10/1/26	1,375,000	1,242,169
Crown Castle, Inc., 4.45%, 2/15/26	1,100,000	1,070,019
Crown Castle, Inc., 3.70%, 6/15/26	42,000	39,778
Digital Realty Trust LP, 3.70%, 8/15/27	1,250,000	1,158,835
ERP Operating LP, 3.375%, 6/1/25	463,000	443,726
Federal Realty Investment Trust, 3.25%, 7/15/27	750,000	688,541
Healthcare Realty Holdings LP, 3.50%, 8/1/26	250,000	232,623
Host Hotels & Resorts LP, 3.875%, 4/1/24	850,000	830,909
Host Hotels & Resorts LP, 4.50%, 2/1/26	200,000	192,956
Kimco Realty OP LLC, 3.30%, 2/1/25	1,038,000	995,537
National Retail Properties, Inc., 3.50%, 10/15/27	500,000	456,508
Prologis LP, 3.25%, 10/1/26	0	—
42

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Realty Income Corp., 3.875%, 4/15/25	$1,300,000	$1,262,451
Spirit Realty LP, 4.45%, 9/15/26	322,000	306,924
UDR, Inc., 3.50%, 7/1/27	800,000	745,583
Ventas Realty LP, 3.85%, 4/1/27	700,000	663,041
Vornado Realty LP, 2.15%, 6/1/26	100,000	85,739
WP Carey, Inc., 4.00%, 2/1/25	463,000	451,994
		12,542,135
Food and Staples Retailing — 0.9%
Target Corp., 2.25%, 4/15/25	1,620,000	1,531,072
Walmart, Inc., 3.30%, 4/22/24	365,000	357,941
		1,889,013
Food Products — 0.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	459,000	418,589
Hershey Co., 2.05%, 11/15/24	123,000	117,247
		535,836
Health Care Equipment and Supplies†
Baxter International, Inc., 2.60%, 8/15/26	9,000	8,198
Health Care Providers and Services — 3.4%
Aetna, Inc., 3.50%, 11/15/24	1,140,000	1,104,968
Cardinal Health, Inc., 3.50%, 11/15/24	1,137,000	1,098,278
CVS Health Corp., 2.875%, 6/1/26	70,000	65,138
HCA, Inc., 5.25%, 6/15/26	270,000	265,930
HCA, Inc., 4.50%, 2/15/27	850,000	815,363
Humana, Inc., 5.70%, 3/13/26	1,000,000	1,000,514
Laboratory Corp. of America Holdings, 3.60%, 2/1/25	600,000	578,955
Quest Diagnostics, Inc., 3.45%, 6/1/26	627,000	592,944
UnitedHealth Group, Inc., 3.50%, 2/15/24	1,600,000	1,573,062
		7,095,152
Hotels, Restaurants and Leisure — 1.5%
Booking Holdings, Inc., 3.65%, 3/15/25	425,000	411,231
Booking Holdings, Inc., 3.60%, 6/1/26	1,350,000	1,287,463
Expedia Group, Inc., 4.625%, 8/1/27	1,050,000	1,002,753
Hyatt Hotels Corp., 4.85%, 3/15/26	65,000	63,890
Starbucks Corp., 3.80%, 8/15/25	393,000	381,004
		3,146,341
Household Durables — 1.3%
DR Horton, Inc., 2.60%, 10/15/25	650,000	603,388
Lennar Corp., 4.75%, 5/30/25	400,000	391,349
Lennar Corp., 5.25%, 6/1/26	600,000	594,067
PulteGroup, Inc., 5.00%, 1/15/27	1,100,000	1,083,208
		2,672,012
Industrial Conglomerates — 0.7%
3M Co., 2.65%, 4/15/25	1,600,000	1,516,313
Insurance — 1.8%
Allstate Corp., 0.75%, 12/15/25	1,250,000	1,109,364
Brighthouse Financial, Inc., 3.70%, 6/22/27	975,000	912,375
Chubb INA Holdings, Inc., 3.35%, 5/3/26	1,521,000	1,449,521
First American Financial Corp., 4.60%, 11/15/24	200,000	197,279
Voya Financial, Inc., 3.65%, 6/15/26	15,000	14,196
		3,682,735
43

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Internet and Direct Marketing Retail — 0.4%
Amazon.com, Inc., 2.80%, 8/22/24	$718,000	$695,024
Amazon.com, Inc., 5.20%, 12/3/25	175,000	176,288
		871,312
IT Services — 0.9%
International Business Machines Corp., 3.625%, 2/12/24	650,000	638,855
International Business Machines Corp., 7.00%, 10/30/25	350,000	366,577
VeriSign, Inc., 5.25%, 4/1/25	850,000	848,481
		1,853,913
Machinery — 0.9%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	290,000	282,949
Caterpillar Financial Services Corp., 1.45%, 5/15/25	723,000	669,161
Cummins, Inc., 0.75%, 9/1/25	600,000	541,416
PACCAR Financial Corp., 2.15%, 8/15/24	351,000	336,010
		1,829,536
Media — 1.1%
Comcast Corp., 3.375%, 2/15/25	625,000	603,889
Comcast Corp., 3.375%, 8/15/25	1,406,000	1,350,156
Discovery Communications LLC, 4.90%, 3/11/26	295,000	287,807
		2,241,852
Metals and Mining — 0.1%
ArcelorMittal SA, 4.55%, 3/11/26	70,000	68,201
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	50,000	51,823
		120,024
Multiline Retail — 0.6%
Dollar Tree, Inc., 4.00%, 5/15/25	1,293,000	1,256,253
Multi-Utilities†
Sempra Energy, 3.25%, 6/15/27	64,000	59,081
Oil, Gas and Consumable Fuels — 6.7%
Boardwalk Pipelines LP, 4.45%, 7/15/27	750,000	715,816
BP Capital Markets America, Inc., 3.02%, 1/16/27	525,000	488,389
BP Capital Markets America, Inc., 3.59%, 4/14/27	1,100,000	1,040,807
Canadian Natural Resources Ltd., 2.05%, 7/15/25	398,000	367,755
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	1,000,000	987,359
Chevron Corp., 2.90%, 3/3/24	66,000	64,548
Continental Resources, Inc., 4.375%, 1/15/28	1,075,000	996,688
Coterra Energy, Inc., 3.90%, 5/15/27	75,000	70,334
Enbridge, Inc., 2.50%, 1/15/25	1,146,000	1,084,118
Energy Transfer LP, 4.75%, 1/15/26	638,000	624,618
Energy Transfer LP, 5.50%, 6/1/27	400,000	398,022
Enterprise Products Operating LLC, 3.90%, 2/15/24	145,000	142,789
Equinor ASA, 3.70%, 3/1/24	841,000	828,264
Equinor ASA, 7.25%, 9/23/27	200,000	218,940
Exxon Mobil Corp., 2.99%, 3/19/25	500,000	480,207
Marathon Oil Corp., 4.40%, 7/15/27	1,094,000	1,042,908
Phillips 66, 3.85%, 4/9/25	480,000	466,162
Phillips 66 Co., 2.45%, 12/15/24(2)	148,000	139,704
Plains All American Pipeline LP / PAA Finance Corp., 4.50%, 12/15/26	625,000	600,319
Targa Resources Corp., 5.20%, 7/1/27	1,100,000	1,082,280
TotalEnergies Capital International SA, 2.43%, 1/10/25	875,000	836,444
44

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
Williams Cos., Inc., 4.00%, 9/15/25	$1,188,000	$1,146,445
		13,822,916
Personal Products†
Estee Lauder Cos., Inc., 2.00%, 12/1/24	48,000	45,539
Pharmaceuticals — 2.6%
AbbVie, Inc., 3.20%, 5/14/26	610,000	573,414
Astrazeneca Finance LLC, 0.70%, 5/28/24	650,000	615,021
Astrazeneca Finance LLC, 1.20%, 5/28/26	499,000	442,169
Bristol-Myers Squibb Co., 2.90%, 7/26/24	431,000	417,901
GlaxoSmithKline Capital PLC, 3.00%, 6/1/24	287,000	279,546
Novartis Capital Corp., 1.75%, 2/14/25	1,063,000	998,633
Pfizer, Inc., 2.95%, 3/15/24	1,050,000	1,026,339
Royalty Pharma PLC, 1.20%, 9/2/25	1,129,000	1,011,183
		5,364,206
Real Estate Management and Development — 0.2%
CBRE Services, Inc., 4.875%, 3/1/26	300,000	293,786
Road and Rail — 0.9%
Canadian National Railway Co., 2.75%, 3/1/26	1,625,000	1,521,904
Ryder System, Inc., 2.50%, 9/1/24	98,000	93,591
Ryder System, Inc., 3.35%, 9/1/25	224,000	211,340
		1,826,835
Semiconductors and Semiconductor Equipment — 1.6%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.875%, 1/15/27	1,125,000	1,061,623
Intel Corp., 3.40%, 3/25/25(1)	1,000,000	966,071
Marvell Technology, Inc., 1.65%, 4/15/26	380,000	340,277
Micron Technology, Inc., 4.98%, 2/6/26	295,000	291,559
Micron Technology, Inc., 4.19%, 2/15/27	700,000	663,027
		3,322,557
Software — 0.2%
Oracle Corp., 2.50%, 4/1/25	500,000	471,558
Specialty Retail — 1.6%
AutoNation, Inc., 3.50%, 11/15/24	800,000	771,957
AutoZone, Inc., 3.75%, 6/1/27	338,000	321,099
Home Depot, Inc., 3.00%, 4/1/26	1,450,000	1,369,102
Ross Stores, Inc., 4.60%, 4/15/25	738,000	726,896
		3,189,054
Technology Hardware, Storage and Peripherals — 1.3%
Apple, Inc., 3.00%, 2/9/24	147,000	144,066
Apple, Inc., 1.125%, 5/11/25	69,000	63,745
Dell International LLC / EMC Corp., 6.02%, 6/15/26	1,258,000	1,273,913
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	1,148,000	1,138,774
		2,620,498
Trading Companies and Distributors — 0.4%
Air Lease Corp., 3.25%, 3/1/25	850,000	806,997
Air Lease Corp., 2.875%, 1/15/26	50,000	46,120
		853,117
TOTAL CORPORATE BONDS (Cost $139,100,088)		135,729,592
U.S. TREASURY SECURITIES AND EQUIVALENTS — 30.0%
Israel Government AID Bond, 5.50%, 9/18/23	32,000	32,027
45

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
U.S. Treasury Notes, 0.125%, 8/31/23	$3,750,000	$3,659,708
U.S. Treasury Notes, 0.125%, 10/15/23	3,400,000	3,297,835
U.S. Treasury Notes, 2.75%, 11/15/23	3,226,000	3,173,309
U.S. Treasury Notes, 0.125%, 12/15/23	3,550,000	3,413,540
U.S. Treasury Notes, 0.875%, 1/31/24	3,100,000	2,982,309
U.S. Treasury Notes, 0.125%, 2/15/24	1,665,000	1,586,897
U.S. Treasury Notes, 1.50%, 2/29/24	2,600,000	2,508,614
U.S. Treasury Notes, 2.375%, 2/29/24	2,260,000	2,199,457
U.S. Treasury Notes, 0.25%, 3/15/24	3,250,000	3,090,195
U.S. Treasury Notes, 0.375%, 4/15/24	2,800,000	2,656,281
U.S. Treasury Notes, 2.00%, 5/31/24	2,394,700	2,305,086
U.S. Treasury Notes, 0.25%, 6/15/24	2,025,000	1,903,460
U.S. Treasury Notes, 0.375%, 7/15/24	2,125,000	1,993,516
U.S. Treasury Notes, 2.375%, 8/15/24	2,100,000	2,021,332
U.S. Treasury Notes, 2.125%, 9/30/24	2,500,000	2,392,725
U.S. Treasury Notes, 4.25%, 9/30/24	3,000,000	2,966,484
U.S. Treasury Notes, 1.50%, 10/31/24	2,150,000	2,032,464
U.S. Treasury Notes, 1.50%, 11/30/24	2,220,000	2,094,258
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,867,773
U.S. Treasury Notes, 1.50%, 2/15/25	2,000,000	1,876,875
U.S. Treasury Notes, 2.75%, 2/28/25	2,000,000	1,923,125
U.S. Treasury Notes, 2.00%, 8/15/25	1,600,000	1,503,875
U.S. Treasury Notes, 0.25%, 10/31/25	3,100,000	2,769,051
U.S. Treasury Notes, 0.375%, 11/30/25	2,545,200	2,274,176
U.S. Treasury Notes, 0.625%, 11/30/27	2,950,000	2,500,067
U.S. Treasury Notes, 0.75%, 1/31/28	1,000,000	848,828
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $63,341,975)		61,873,267
U.S. GOVERNMENT AGENCY SECURITIES — 2.7%
Federal Farm Credit Banks Funding Corp., 0.125%, 5/10/23	150,000	148,658
Federal Farm Credit Banks Funding Corp., 1.125%, 1/6/25	250,000	233,333
FHLB, 0.125%, 6/2/23	100,000	98,750
FHLB, 3.375%, 12/8/23	250,000	246,488
FHLB, 3.625%, 2/28/24	1,000,000	983,928
FHLB, 5.42%, 3/6/24	600,000	599,548
FHLB, 1.50%, 8/15/24	170,000	161,483
FHLB, 2.75%, 12/13/24	120,000	115,467
FHLB, 2.375%, 3/14/25	200,000	190,211
FHLB, 3.125%, 6/13/25	25,000	24,064
FHLMC, 0.125%, 10/16/23	104,000	100,791
FHLMC, 0.25%, 11/6/23	104,000	100,612
FHLMC, 0.25%, 12/4/23	100,000	96,222
FHLMC, 5.31%, 11/15/24	750,000	745,275
FHLMC, 4.00%, 11/25/24	550,000	538,279
FHLMC, 0.375%, 7/21/25	115,000	103,826
FNMA, 0.25%, 7/10/23	152,000	149,444
FNMA, 2.625%, 9/6/24	525,000	506,789
FNMA, 1.625%, 1/7/25	250,000	235,786
FNMA, 0.375%, 8/25/25	25,000	22,485
Tennessee Valley Authority, 0.75%, 5/15/25	125,000	114,178
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $5,633,859)		5,515,617
46

Avantis Short-Term Fixed Income ETF
	Principal Amount/Shares	Value
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.4%
Sweden — 0.4%
Svensk Exportkredit AB, 3.625%, 9/3/24	$500,000	$488,142
Svensk Exportkredit AB, 2.25%, 3/22/27	350,000	319,633
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $819,217)		807,775
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds — 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,377,480	1,377,480
Treasury Bills(4) — 0.5%
U.S. Treasury Bills, 4.96%, 6/20/23	$1,100,000	1,083,822
TOTAL SHORT-TERM INVESTMENTS (Cost $2,461,219)		2,461,302
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $211,356,358)		206,387,553
OTHER ASSETS AND LIABILITIES — (0.1)%		(174,184)
TOTAL NET ASSETS — 100.0%		$206,213,369

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,328,370. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $1,166,737, which represented 0.6% of total net assets.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,377,480.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
47

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Assets
Investment securities, at value (cost of $453,011,820 and $81,994,061, respectively) — including $3,717,081 and $—, respectively of securities on loan	$433,334,187	$79,225,068
Investment made with cash collateral received for securities on loan, at value (cost of $3,816,853 and $—, respectively)	3,816,853	—
Total investment securities, at value (cost of $456,828,673 and $81,994,061, respectively)	437,151,040	79,225,068
Cash	35,808	—
Deposits with broker for forward committments	417,000	—
Receivable for investments sold	30,557,481	—
Interest receivable	2,882,135	895,031
Securities lending receivable	939	—
	471,044,403	80,120,099

Liabilities
Payable for collateral received for securities on loan	3,816,853	—
Payable for investments purchased	104,022,865	97,608
Payable for variation margin on futures contracts	6,750	—
Payable for variation margin on swap agreements	2,758	—
Accrued management fees	41,662	8,160
	107,890,888	105,768

Net Assets	$363,153,515	$80,014,331

Shares outstanding (unlimited number of shares authorized)	8,850,000	1,750,000

Net Asset Value Per Share	$41.03	$45.72

Net Assets Consist of:
Capital paid in	$395,451,569	$82,648,346
Distributable earnings (loss)	(32,298,054)	(2,634,015)
	$363,153,515	$80,014,331

See Notes to Financial Statements.
48

FEBRUARY 28, 2023 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Assets
Investment securities, at value (cost of $209,978,878) — including $1,328,370 of securities on loan	$205,010,073
Investment made with cash collateral received for securities on loan, at value (cost of $1,377,480)	1,377,480
Total investment securities, at value (cost of $211,356,358)	206,387,553
Cash	512,016
Receivable for investments sold	1,951,229
Interest receivable	1,362,946
Securities lending receivable	316
210,214,060

Liabilities
Payable for collateral received for securities on loan	1,377,480
Payable for investments purchased	2,599,520
Accrued management fees	23,691
4,000,691

Net Assets	$206,213,369

Shares outstanding (unlimited number of shares authorized)	4,500,000

Net Asset Value Per Share	$45.83

Net Assets Consist of:
Capital paid in	$212,178,075
Distributable earnings (loss)	(5,964,706)
$206,213,369

See Notes to Financial Statements.
49

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$5,440,956	$589,848
Securities lending, net	1,429	—
	5,442,385	589,848
Expenses:
Management fees	221,751	37,946
Other expenses	5,851	—
	227,602	37,946

Net investment income (loss)	5,214,783	551,902

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(8,172,554)	(26,042)
Futures contract transactions	(353,527)	—
Swap agreement transactions	37,818	—
	(8,488,263)	(26,042)

Change in net unrealized appreciation (depreciation) on:
Investments	(1,555,291)	(92,628)
Futures contracts	2,568	—
Swap agreements	40,267	—
	(1,512,456)	(92,628)

Net realized and unrealized gain (loss)	(10,000,719)	(118,670)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(4,785,936)	$433,232

See Notes to Financial Statements.
50

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis Short-Term Fixed Income ETF
Investment Income (Loss)
Income:
Interest	$2,859,486
Securities lending, net	594
2,860,080
Expenses:
Management fees	123,738

Net investment income (loss)	2,736,342

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(1,095,443)
Change in net unrealized appreciation (depreciation) on investments	(1,002,769)

Net realized and unrealized gain (loss)	(2,098,212)

Net Increase (Decrease) in Net Assets Resulting from Operations	$638,130

See Notes to Financial Statements.
51

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis Core Fixed Income ETF		Avantis Core Municipal Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$5,214,783	$3,231,684	$551,902	$295,442
Net realized gain (loss)	(8,488,263)	(5,265,375)	(26,042)	60
Change in net unrealized appreciation (depreciation)	(1,512,456)	(18,555,986)	(92,628)	(2,780,081)
Net increase (decrease) in net assets resulting from operations	(4,785,936)	(20,589,677)	433,232	(2,484,579)

Distributions to Shareholders
From earnings	(4,658,995)	(2,680,155)	(427,705)	(271,910)

Capital Share Transactions
Proceeds from shares sold	151,376,670	202,856,185	43,462,680	11,608,180
Payments for shares redeemed	(27,914,250)	—	—	—
Other capital	4,359	11,448	47,211	10,377
Net increase (decrease) in net assets from capital share transactions	123,466,779	202,867,633	43,509,891	11,618,557

Net increase (decrease) in net assets	114,021,848	179,597,801	43,515,418	8,862,068

Net Assets
Beginning of period	249,131,667	69,533,866	36,498,913	27,636,845
End of period	$363,153,515	$249,131,667	$80,014,331	$36,498,913

Transactions in Shares of the Funds
Sold	3,700,000	4,450,000	950,000	250,000
Redeemed	(700,000)	—	—	—
Net increase (decrease) in shares of the funds	3,000,000	4,450,000	950,000	250,000

See Notes to Financial Statements.
52

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis Short-Term Fixed Income ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$2,736,342	$730,680
Net realized gain (loss)	(1,095,443)	(527,439)
Change in net unrealized appreciation (depreciation)	(1,002,769)	(3,976,581)
Net increase (decrease) in net assets resulting from operations	638,130	(3,773,340)

Distributions to Shareholders
From earnings	(2,229,905)	(622,910)

Capital Share Transactions
Proceeds from shares sold	121,601,076	58,095,084
Other capital	2,194	4,107
Net increase (decrease) in net assets from capital share transactions	121,603,270	58,099,191

Net increase (decrease) in net assets	120,011,495	53,702,941

Net Assets
Beginning of period	86,201,874	32,498,933
End of period	$206,213,369	$86,201,874

Transactions in Shares of the Funds
Sold	2,650,000	1,200,000

See Notes to Financial Statements.
53

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company.  Avantis Core Fixed Income ETF, Avantis Core Municipal Fixed Income ETF and Avantis Short-Term Fixed Income ETF (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income ETF and Avantis Short-Term Fixed Income ETF is to seek to maximize total return.  Avantis Core Municipal Fixed Income ETF’s investment objective is to seek current income that is exempt from federal income tax.  Shares of the funds are listed for trading on the NYSE Arca, Inc.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers.  Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
54

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income —  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

55

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income ETF
Corporate Bonds	$3,816,853	—	—	—	$3,816,853
Gross amount of recognized liabilities for securities lending transactions					$3,816,853
Avantis Short-Term Fixed Income ETF
Corporate Bonds	$1,377,480	—	—	—	$1,377,480
Gross amount of recognized liabilities for securities lending transactions					$1,377,480
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Core Fixed Income ETF	0.15%
Avantis Core Municipal Fixed Income ETF	0.15%
Avantis Short-Term Fixed Income ETF	0.15%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Purchases of U.S. Treasury and Government Agency obligations	$659,946,177	—	$13,100,253
Purchases of other investment securities	$24,365,176	$32,595,576	$41,574,360
Total Purchases	$684,311,353	$32,595,576	$54,674,613

Sales of U.S. Treasury and Government Agency obligations	$643,113,209	—	$11,445,643
Sales of other investment securities	$33,025,936	$1,305,363	$43,445,880
Total Sales	$676,139,145	$1,305,363	$54,891,523

56

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)*
Avantis Core Fixed Income ETF	$135,774,147	$22,008,230	$(2,052,681)
Avantis Core Municipal Fixed Income ETF	$13,532,799	—	—
Avantis Short-Term Fixed Income ETF	$111,663,686	—	—
*Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

57

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$223,818,470	—
U.S. Treasury Securities	—	91,006,679	—
U.S. Government Agency Mortgage-Backed Securities	—	71,463,446	—
U.S. Government Agency Securities	—	10,262,107	—
Sovereign Governments and Agencies	—	1,323,409	—
Short-Term Investments	$3,816,853	35,460,076	—
	$3,816,853	$433,334,187	—
Other Financial Instruments
Swap Agreements	—	$99,057	—

Liabilities
Other Financial Instruments
Futures Contracts	$25,164	—	—

Avantis Core Municipal Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$79,153,762	—
Short-Term Investments	$71,306	—	—
	$71,306	$79,153,762	—

Avantis Short-Term Fixed Income ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$135,729,592	—
U.S. Treasury Securities and Equivalents	—	61,873,267	—
U.S. Government Agency Securities	—	5,515,617	—
Sovereign Governments and Agencies	—	807,775	—
Short-Term Investments	$1,377,480	1,083,822	—
	$1,377,480	$205,010,073	—

58

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing its investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The fund's average notional amount to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income ETF	$6,166,667

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing its investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The fund's average notional exposure to interest rate risk derivative instruments held during the period was as follows:

Futures Contracts Purchased
Avantis Core Fixed Income ETF	$7,926,344

Value of Derivative Instruments as of February 28, 2023

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income ETF
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$2,758
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	6,750
		—		$9,508
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

59

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income ETF
Credit Risk	Net realized gain (loss) on swap agreement transactions	$37,818	Change in net unrealized appreciation (depreciation) on swap agreements	$40,267
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(353,527)	Change in net unrealized appreciation (depreciation) on futures contracts	2,568
		$(315,709)		$42,835

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income ETF	Avantis Core Municipal Fixed Income ETF	Avantis Short-Term Fixed Income ETF
Federal tax cost of investments	$457,644,503	$81,994,082	$211,356,358
Gross tax appreciation of investments	$248,956	$246,353	$59,224
Gross tax depreciation of investments	(20,742,419)	(3,015,367)	(5,028,029)
Net tax appreciation (depreciation) of investments	$(20,493,463)	$(2,769,014)	$(4,968,805)

For Avantis Core Fixed Income ETF and Avantis Core Municipal Fixed Income ETF, the difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales. The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes for Avantis Short-Term Fixed Income ETF.

60

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income ETF	$(3,858,395)	$(1,042,184)
Avantis Core Municipal Fixed Income ETF	$(5,026)	—
Avantis Short-Term Fixed Income ETF	$(423,360)	$(131,368)
61

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income ETF
2023(4)	$42.59	0.72	(1.61)	(0.89)	(0.67)	0.00(5)	$41.03	(2.08)%	0.15%(6)	3.53%(6)	210%	$363,154
2022	$49.67	0.94	(7.28)	(6.34)	(0.74)	0.00(5)	$42.59	(12.86)%	0.15%	2.09%	382%	$249,132
2021(7)	$50.00	0.51	(0.43)	0.08	(0.41)	0.00(5)	$49.67	0.15%	0.15%(6)	1.17%(6)	185%	$69,534

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)October 13, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income ETF
2023(4)	$45.62	0.49	(0.03)	0.46	(0.40)	0.04	$45.72	1.10%	0.15%(5)	2.18%(5)	3%	$80,014
2022	$50.25	0.48	(4.69)	(4.21)	(0.44)	0.02	$45.62	(8.36)%	0.15%	1.01%	2%	$36,499
2021(6)	$50.00	0.26	0.17	0.43	(0.21)	0.03	$50.25	0.93%	0.15%(5)	0.70%(5)	14%	$27,637

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)December 8, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income ETF
2023(4)	$46.60	0.76	(0.90)	(0.14)	(0.63)	0.00(5)	$45.83	(0.31)%	0.15%(6)	3.32%(6)	35%	$206,213
2022	$50.00	0.57	(3.52)	(2.95)	(0.45)	0.00(5)	$46.60	(5.92)%	0.15%	1.18%	38%	$86,202
2021(7)	$50.00	0.18	(0.02)	0.16	(0.16)	0.00(5)	$50.00	0.33%	0.15%(6)	0.40%(6)	49%	$32,499

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Per-share amount was less than $0.005.
(6)Annualized.
(7)October 13, 2020 (fund inception) through August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

65

Notes

66

Notes

67

Notes

68

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96957 2304

Semiannual Report

February 28, 2023

Avantis® U.S. Equity Fund
Institutional Class (AVUSX)
G Class (AVUNX)
Avantis® U.S. Large Cap Value Fund
Institutional Class (AVLVX)
G Class (ALCEX)
Avantis® U.S. Small Cap Value Fund
Institutional Class (AVUVX)
G Class (AVCNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Short-Term Investments	0.4%
Other Assets and Liabilities	(0.1)%
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	8.4%
Banks	6.2%
Software	5.3%
Semiconductors and Semiconductor Equipment	5.0%
Technology Hardware, Storage and Peripherals	4.2%

3

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Large Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	98.7%
Short-Term Investments	1.8%
Other Assets and Liabilities	(0.5)%

Top Five Industries	% of net assets
Oil, Gas and Consumable Fuels	14.9%
Banks	6.9%
Insurance	6.5%
Semiconductors and Semiconductor Equipment	5.7%
Pharmaceuticals	5.5%
4

Fund Characteristics

FEBRUARY 28, 2023

Avantis U.S. Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.3)%

Top Five Industries	% of net assets
Banks	15.1%
Oil, Gas and Consumable Fuels	12.5%
Specialty Retail	6.3%
Trading Companies and Distributors	5.4%
Thrifts and Mortgage Finance	4.4%
5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
6

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis U.S. Equity Fund
Actual
Institutional Class	$1,000	$1,041.30	$0.76	0.15%
G Class	$1,000	$1,041.30	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis U.S. Large Cap Value Fund
Actual
Institutional Class	$1,000	$1,068.80	$0.82	0.16%
G Class	$1,000	$1,070.60	$0.05	0.01%
Hypothetical
Institutional Class	$1,000	$1,024.00	$0.80	0.16%
G Class	$1,000	$1,024.75	$0.05	0.01%
Avantis U.S. Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,102.40	$1.30	0.25%
G Class	$1,000	$1,103.60	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.56	$1.25	0.25%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Equity Fund
	Shares	Value
COMMON STOCKS — 99.7%
Aerospace and Defense — 1.3%
AAR Corp.(1)	1,155	$62,820
Aerojet Rocketdyne Holdings, Inc.(1)	3,621	204,007
AerSale Corp.(1)	635	12,611
Archer Aviation, Inc., Class A(1)	4,546	13,411
Axon Enterprise, Inc.(1)	257	51,480
Boeing Co.(1)	2,795	563,332
BWX Technologies, Inc.	3,560	217,552
Curtiss-Wright Corp.	281	49,116
Ducommun, Inc.(1)	89	4,788
General Dynamics Corp.	1,113	253,664
HEICO Corp.	159	26,326
HEICO Corp., Class A	385	50,108
Hexcel Corp.	1,272	92,792
Howmet Aerospace, Inc.	1,262	53,231
Huntington Ingalls Industries, Inc.	493	106,094
Kaman Corp.	710	18,460
Kratos Defense & Security Solutions, Inc.(1)	917	11,600
L3Harris Technologies, Inc.	689	145,510
Lockheed Martin Corp.	2,429	1,151,977
Maxar Technologies, Inc.	218	11,227
Moog, Inc., Class A	1,115	109,961
National Presto Industries, Inc.	103	7,069
Northrop Grumman Corp.	649	301,207
Parsons Corp.(1)	30	1,351
Raytheon Technologies Corp.	8,595	843,084
Spirit AeroSystems Holdings, Inc., Class A	840	28,711
Textron, Inc.	4,451	322,831
TransDigm Group, Inc.	207	153,981
Triumph Group, Inc.(1)	528	6,663
Virgin Galactic Holdings, Inc.(1)	1,367	7,847
Woodward, Inc.	1,377	136,323
		5,019,134
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	3,671	76,834
Atlas Air Worldwide Holdings, Inc.(1)	1,208	121,778
CH Robinson Worldwide, Inc.	1,570	156,937
Expeditors International of Washington, Inc.	5,436	568,388
FedEx Corp.	5,203	1,057,354
Forward Air Corp.	1,069	110,332
GXO Logistics, Inc.(1)	748	37,078
Hub Group, Inc., Class A(1)	1,291	118,423
United Parcel Service, Inc., Class B	9,683	1,767,051
		4,014,175
Airlines — 0.4%
Alaska Air Group, Inc.(1)	4,954	236,950
8

Avantis U.S. Equity Fund
	Shares	Value
Allegiant Travel Co.(1)	620	$63,581
American Airlines Group, Inc.(1)	3,925	62,721
Delta Air Lines, Inc.(1)	6,530	250,360
Hawaiian Holdings, Inc.(1)	2,390	26,768
JetBlue Airways Corp.(1)	4,739	39,334
Mesa Air Group, Inc.(1)	522	1,582
SkyWest, Inc.(1)	1,629	31,065
Southwest Airlines Co.	14,233	477,944
Spirit Airlines, Inc.	2,608	47,779
Sun Country Airlines Holdings, Inc.(1)	1,302	26,105
United Airlines Holdings, Inc.(1)	8,187	425,396
		1,689,585
Auto Components — 0.4%
American Axle & Manufacturing Holdings, Inc.(1)	6,857	60,342
Aptiv PLC(1)	2,035	236,630
Autoliv, Inc.	2,728	252,558
BorgWarner, Inc.	4,383	220,377
Cooper-Standard Holdings, Inc.(1)	132	2,105
Dana, Inc.	6,208	98,335
Gentex Corp.	4,070	116,198
Goodyear Tire & Rubber Co.(1)	8,220	93,379
LCI Industries	1,159	130,747
Lear Corp.	944	131,830
Modine Manufacturing Co.(1)	860	20,993
Motorcar Parts of America, Inc.(1)	233	3,050
Patrick Industries, Inc.	911	66,366
QuantumScape Corp.(1)(2)	2,508	24,001
Standard Motor Products, Inc.	341	13,289
Stoneridge, Inc.(1)	1,089	25,929
		1,496,129
Automobiles — 1.4%
Ford Motor Co.	80,937	976,910
General Motors Co.	31,371	1,215,313
Harley-Davidson, Inc.	3,640	173,082
Lordstown Motors Corp., Class A(1)(2)	2,733	2,842
Lucid Group, Inc.(1)	4,717	43,066
Rivian Automotive, Inc., Class A(1)	7,285	140,600
Tesla, Inc.(1)	12,136	2,496,497
Thor Industries, Inc.	1,921	174,792
Winnebago Industries, Inc.	1,523	96,802
Workhorse Group, Inc.(1)	9,703	19,988
		5,339,892
Banks — 6.2%
1st Source Corp.	321	15,992
ACNB Corp.	274	10,149
Amalgamated Financial Corp.	1,351	31,816
Amerant Bancorp, Inc.	864	24,538
American National Bankshares, Inc.	384	12,922
Ameris Bancorp	2,160	103,399
Arrow Financial Corp.	616	18,776
Associated Banc-Corp.	3,946	91,350
9

Avantis U.S. Equity Fund
	Shares	Value
Atlantic Union Bankshares Corp.	1,701	$63,719
Banc of California, Inc.	1,504	26,395
BancFirst Corp.	383	34,566
Bancorp, Inc.(1)	2,393	82,774
Bank First Corp.(2)	345	28,128
Bank of America Corp.	47,870	1,641,941
Bank of Hawaii Corp.	1,184	88,634
Bank of Marin Bancorp	324	9,396
Bank OZK	3,249	149,551
BankUnited, Inc.	2,500	88,550
Banner Corp.	954	60,083
Bar Harbor Bankshares	500	14,935
Baycom Corp.	385	7,904
BCB Bancorp, Inc.	593	10,289
Berkshire Hills Bancorp, Inc.	1,551	45,072
Blue Ridge Bankshares, Inc.	811	9,927
BOK Financial Corp.	625	65,425
Brookline Bancorp, Inc.	3,642	47,200
Business First Bancshares, Inc.	748	15,588
Byline Bancorp, Inc.	780	19,227
Cadence Bank	6,071	161,246
Cambridge Bancorp	192	15,270
Camden National Corp.	451	18,559
Capital City Bank Group, Inc.	175	6,242
Capstar Financial Holdings, Inc.	717	12,404
Carter Bankshares, Inc.(1)	1,318	22,894
Cathay General Bancorp	2,175	93,351
Central Pacific Financial Corp.	1,144	25,660
Central Valley Community Bancorp	384	9,796
Citigroup, Inc.	23,632	1,197,906
Citizens & Northern Corp.	211	4,748
Citizens Financial Group, Inc.	10,986	458,775
City Holding Co.	392	38,494
Civista Bancshares, Inc.	218	4,650
CNB Financial Corp.	770	18,357
Coastal Financial Corp.(1)	338	15,599
Columbia Banking System, Inc.	2,418	71,887
Comerica, Inc.	3,572	250,397
Commerce Bancshares, Inc.	2,580	170,667
Community Bank System, Inc.	868	52,991
Community Trust Bancorp, Inc.	482	20,605
ConnectOne Bancorp, Inc.	1,113	26,990
CrossFirst Bankshares, Inc.(1)	1,628	23,036
Cullen/Frost Bankers, Inc.	1,127	148,561
Customers Bancorp, Inc.(1)	1,382	42,566
CVB Financial Corp.	3,283	78,562
Dime Community Bancshares, Inc.	1,799	55,121
Eagle Bancorp, Inc.	926	40,568
East West Bancorp, Inc.	3,982	303,468
Eastern Bankshares, Inc.	3,787	59,380
Enterprise Bancorp, Inc.	150	5,309
10

Avantis U.S. Equity Fund
	Shares	Value
Enterprise Financial Services Corp.	907	$49,395
Equity Bancshares, Inc., Class A	592	17,796
Esquire Financial Holdings, Inc.	226	10,394
Farmers & Merchants Bancorp, Inc.	511	13,235
Farmers National Banc Corp.	1,110	15,818
FB Financial Corp.	818	30,830
Fifth Third Bancorp	15,658	568,385
Financial Institutions, Inc.	648	16,174
First BanCorp	9,275	134,580
First Bancorp, Inc.	69	2,020
First Bancorp/Southern Pines NC	791	32,819
First Bancshares, Inc.	537	16,813
First Busey Corp.	2,149	51,877
First Business Financial Services, Inc.	296	10,484
First Citizens BancShares, Inc., Class A	259	190,044
First Commonwealth Financial Corp.	2,633	42,154
First Community Bankshares, Inc.	369	11,520
First Financial Bancorp	2,191	53,986
First Financial Bankshares, Inc.	1,917	70,316
First Financial Corp.	358	15,734
First Foundation, Inc.	1,202	18,114
First Hawaiian, Inc.	3,098	84,730
First Horizon Corp.	13,829	342,544
First Internet Bancorp	270	7,293
First Interstate BancSystem, Inc., Class A	2,212	78,614
First Merchants Corp.	1,521	62,239
First Mid Bancshares, Inc.	445	13,791
First of Long Island Corp.	821	13,973
First Republic Bank	2,154	264,964
Five Star Bancorp	297	8,114
Flushing Financial Corp.	915	17,806
FNB Corp.	7,606	108,538
Fulton Financial Corp.	5,098	87,686
German American Bancorp, Inc.	515	20,239
Glacier Bancorp, Inc.	1,729	81,920
Great Southern Bancorp, Inc.	358	20,832
Hancock Whitney Corp.	3,174	155,907
Hanmi Financial Corp.	1,345	31,769
HarborOne Bancorp, Inc.	1,993	27,244
HBT Financial, Inc.	763	17,335
Heartland Financial USA, Inc.	932	46,078
Heritage Commerce Corp.	1,136	13,757
Heritage Financial Corp.	687	19,147
Hilltop Holdings, Inc.	1,799	59,673
Home BancShares, Inc.	3,454	83,241
HomeStreet, Inc.	686	17,308
HomeTrust Bancshares, Inc.	196	5,737
Hope Bancorp, Inc.	3,253	41,671
Horizon Bancorp, Inc.	1,083	16,483
Huntington Bancshares, Inc.	23,895	366,071
Independent Bank Corp.	947	75,457
11

Avantis U.S. Equity Fund
	Shares	Value
Independent Bank Corp. (Michigan)	1,490	$32,854
Independent Bank Group, Inc.	668	39,318
International Bancshares Corp.	2,135	103,612
JPMorgan Chase & Co.	26,663	3,822,141
KeyCorp	24,835	454,232
Lakeland Bancorp, Inc.	2,406	46,315
Lakeland Financial Corp.	832	59,588
Live Oak Bancshares, Inc.	1,607	55,538
M&T Bank Corp.	2,638	409,655
Macatawa Bank Corp.	1,412	15,405
Mercantile Bank Corp.	568	19,647
Metrocity Bankshares, Inc.	562	11,336
Metropolitan Bank Holding Corp.(1)	258	14,399
Mid Penn Bancorp, Inc.	311	9,517
Midland States Bancorp, Inc.	740	19,270
MidWestOne Financial Group, Inc.	488	14,660
MVB Financial Corp.	145	3,957
National Bank Holdings Corp., Class A	687	27,817
NBT Bancorp, Inc.	1,284	52,118
Nicolet Bankshares, Inc.(1)	207	15,413
Northeast Bank	344	15,164
Northrim BanCorp, Inc.	88	4,621
Northwest Bancshares, Inc.	4,191	57,920
OceanFirst Financial Corp.	1,395	33,089
OFG Bancorp	2,093	63,669
Old National Bancorp	5,628	99,447
Old Second Bancorp, Inc.	1,685	27,937
Origin Bancorp, Inc.	749	28,395
Orrstown Financial Services, Inc.	418	9,614
Pacific Premier Bancorp, Inc.	2,662	86,302
PacWest Bancorp	4,539	125,957
Park National Corp.	449	57,369
Parke Bancorp, Inc.	239	4,878
Pathward Financial, Inc.	1,347	68,710
PCB Bancorp	619	11,303
Peapack-Gladstone Financial Corp.	790	29,348
Peoples Bancorp, Inc.	1,112	34,594
Pinnacle Financial Partners, Inc.	1,640	121,508
PNC Financial Services Group, Inc.	6,022	950,994
Popular, Inc.	2,764	197,350
Preferred Bank	443	31,187
Premier Financial Corp.	1,015	25,192
Primis Financial Corp.	314	3,677
Prosperity Bancshares, Inc.	1,463	107,516
QCR Holdings, Inc.	506	27,066
RBB Bancorp	596	11,777
Regions Financial Corp.	20,692	482,537
Renasant Corp.	1,599	57,532
Republic Bancorp, Inc., Class A	412	18,334
S&T Bancorp, Inc.	1,341	49,966
Sandy Spring Bancorp, Inc.	1,151	37,925
12

Avantis U.S. Equity Fund
	Shares	Value
Seacoast Banking Corp. of Florida	2,047	$62,454
ServisFirst Bancshares, Inc.	1,192	88,148
Shore Bancshares, Inc.	441	7,523
Sierra Bancorp	568	11,479
Signature Bank	915	105,271
Silvergate Capital Corp., Class A(1)(2)	419	5,828
Simmons First National Corp., Class A	3,160	70,247
SmartFinancial, Inc.	582	15,889
South Plains Financial, Inc.	709	18,640
Southern First Bancshares, Inc.(1)	222	8,936
Southside Bancshares, Inc.	640	24,442
SouthState Corp.	1,540	124,247
Stellar Bancorp, Inc.	1,191	34,837
Stock Yards Bancorp, Inc.	769	45,010
Summit Financial Group, Inc.	196	4,992
SVB Financial Group(1)	789	227,319
Synovus Financial Corp.	4,240	177,274
Texas Capital Bancshares, Inc.(1)	1,212	80,271
Tompkins Financial Corp.	301	22,512
Towne Bank	1,775	53,836
TriCo Bancshares	1,187	59,955
Triumph Financial, Inc.(1)	1,059	64,440
Truist Financial Corp.	14,115	662,699
Trustmark Corp.	1,692	49,745
U.S. Bancorp	19,334	922,812
UMB Financial Corp.	1,234	111,874
Umpqua Holdings Corp.	8,040	141,986
United Bankshares, Inc.	2,235	91,121
United Community Banks, Inc.	2,262	74,895
Unity Bancorp, Inc.	332	8,768
Univest Financial Corp.	963	27,157
Valley National Bancorp	8,148	94,354
Veritex Holdings, Inc.	1,658	44,202
Washington Federal, Inc.	2,781	97,530
Washington Trust Bancorp, Inc.	493	20,706
Webster Financial Corp.	3,147	167,169
Wells Fargo & Co.	41,460	1,939,084
WesBanco, Inc.	1,386	50,104
West BanCorp, Inc.	500	10,530
Westamerica BanCorp	893	49,222
Western Alliance Bancorp	3,500	259,840
Wintrust Financial Corp.	1,728	159,201
Zions Bancorp NA	4,184	211,794
		24,450,967
Beverages — 1.2%
Boston Beer Co., Inc., Class A(1)	136	44,037
Brown-Forman Corp., Class A	472	30,642
Brown-Forman Corp., Class B	4,463	289,515
Celsius Holdings, Inc.(1)	207	18,795
Coca-Cola Co.	23,722	1,411,696
Coca-Cola Consolidated, Inc.	201	111,927
13

Avantis U.S. Equity Fund
	Shares	Value
Constellation Brands, Inc., Class A	1,320	$295,284
Duckhorn Portfolio, Inc.(1)	503	7,671
Keurig Dr Pepper, Inc.	5,458	188,574
MGP Ingredients, Inc.	302	30,635
Molson Coors Beverage Co., Class B	4,236	225,313
Monster Beverage Corp.(1)	2,753	280,145
National Beverage Corp.(1)	860	40,119
PepsiCo, Inc.	10,505	1,822,933
		4,797,286
Biotechnology — 3.0%
2seventy bio, Inc.(1)	714	9,632
AbbVie, Inc.	12,122	1,865,576
Adicet Bio, Inc.(1)	495	3,901
Agios Pharmaceuticals, Inc.(1)	1,221	30,904
Aldeyra Therapeutics, Inc.(1)	2,228	15,061
Alector, Inc.(1)	2,399	20,487
Alkermes PLC(1)	2,415	64,577
Allakos, Inc.(1)	54	321
Allogene Therapeutics, Inc.(1)	1,863	11,830
Alnylam Pharmaceuticals, Inc.(1)	419	80,218
Altimmune, Inc.(1)	915	11,520
ALX Oncology Holdings, Inc.(1)	72	477
Amgen, Inc.	3,763	871,737
AnaptysBio, Inc.(1)	151	3,760
Anika Therapeutics, Inc.(1)	17	539
Apellis Pharmaceuticals, Inc.(1)(2)	626	40,990
Arcturus Therapeutics Holdings, Inc.(1)	69	1,121
Arcus Biosciences, Inc.(1)	711	12,947
Ardelyx, Inc.(1)	348	1,002
Atara Biotherapeutics, Inc.(1)	834	3,378
BioCryst Pharmaceuticals, Inc.(1)	946	8,372
Biogen, Inc.(1)	2,382	642,807
BioMarin Pharmaceutical, Inc.(1)	2,528	251,764
Bluebird Bio, Inc.(1)	123	640
Bridgebio Pharma, Inc.(1)(2)	2,160	24,667
CareDx, Inc.(1)	381	6,408
Caribou Biosciences, Inc.(1)	1,959	11,930
Catalyst Pharmaceuticals, Inc.(1)	5,260	80,268
Chinook Therapeutics, Inc.(1)	1,501	32,752
CRISPR Therapeutics AG(1)(2)	1,163	57,359
CTI BioPharma Corp.(1)	1,427	7,791
Cullinan Oncology, Inc.(1)(2)	2,086	23,551
Cytokinetics, Inc.(1)	516	22,374
Deciphera Pharmaceuticals, Inc.(1)	674	9,773
Denali Therapeutics, Inc.(1)	843	22,887
Dynavax Technologies Corp.(1)	4,847	49,924
Dyne Therapeutics, Inc.(1)	1,429	18,406
Editas Medicine, Inc.(1)	1,447	13,081
Emergent BioSolutions, Inc.(1)	873	10,808
Enanta Pharmaceuticals, Inc.(1)	212	10,282
EQRx, Inc.(1)	9,167	20,717
14

Avantis U.S. Equity Fund
	Shares	Value
Exact Sciences Corp.(1)	920	$57,344
Exelixis, Inc.(1)	2,650	45,262
Fate Therapeutics, Inc.(1)	1,015	6,212
Generation Bio Co.(1)	1,509	5,976
Gilead Sciences, Inc.	20,055	1,615,029
Halozyme Therapeutics, Inc.(1)	3,119	149,681
Horizon Therapeutics PLC(1)	3,218	352,339
Ideaya Biosciences, Inc.(1)	273	4,818
Incyte Corp.(1)	2,121	163,275
Insmed, Inc.(1)	1,048	21,358
Ionis Pharmaceuticals, Inc.(1)	1,383	49,650
Iovance Biotherapeutics, Inc.(1)	1,053	7,676
Ironwood Pharmaceuticals, Inc.(1)	6,854	77,245
iTeos Therapeutics, Inc.(1)	1,269	22,474
KalVista Pharmaceuticals, Inc.(1)	1,352	9,910
Keros Therapeutics, Inc.(1)	47	2,501
Kiniksa Pharmaceuticals Ltd., Class A(1)	232	2,984
Kinnate Biopharma, Inc.(1)(2)	1,641	8,664
Kodiak Sciences, Inc.(1)	87	566
Kura Oncology, Inc.(1)	2,185	26,045
Kymera Therapeutics, Inc.(1)	547	17,165
Lyell Immunopharma, Inc.(1)(2)	4,561	9,806
MacroGenics, Inc.(1)	152	926
MannKind Corp.(1)(2)	2,305	12,170
Mirati Therapeutics, Inc.(1)	667	30,575
Moderna, Inc.(1)	6,241	866,313
Monte Rosa Therapeutics, Inc.(1)	439	2,669
Morphic Holding, Inc.(1)	542	23,046
Myovant Sciences Ltd.(1)(2)	744	20,058
Myriad Genetics, Inc.(1)	1,744	32,996
Neurocrine Biosciences, Inc.(1)	1,142	117,740
Nkarta, Inc.(1)	785	3,297
Nurix Therapeutics, Inc.(1)	1,315	12,400
Olema Pharmaceuticals, Inc.(1)	299	1,226
Organogenesis Holdings, Inc.(1)	778	1,906
PDL BioPharma, Inc.(1)	752	1,222
PMV Pharmaceuticals, Inc.(1)	1,392	10,036
Point Biopharma Global, Inc.(1)	2,767	20,725
PTC Therapeutics, Inc.(1)	770	33,626
RAPT Therapeutics, Inc.(1)	652	19,201
Recursion Pharmaceuticals, Inc., Class A(1)	1,117	9,104
Regeneron Pharmaceuticals, Inc.(1)	1,638	1,245,568
REGENXBIO, Inc.(1)	1,606	35,733
Repare Therapeutics, Inc.(1)	136	1,394
Replimune Group, Inc.(1)	1,200	26,280
REVOLUTION Medicines, Inc.(1)	858	22,960
Rhythm Pharmaceuticals, Inc.(1)	1,350	32,819
Rocket Pharmaceuticals, Inc.(1)	601	11,545
Roivant Sciences Ltd.(1)	6,006	48,589
Sage Therapeutics, Inc.(1)	1,513	63,001
Sana Biotechnology, Inc.(1)(2)	1,133	4,158
15

Avantis U.S. Equity Fund
	Shares	Value
Sangamo Therapeutics, Inc.(1)	1,575	$4,804
Sarepta Therapeutics, Inc.(1)	749	91,475
Seagen, Inc.(1)	1,087	195,323
Stoke Therapeutics, Inc.(1)	72	640
Sutro Biopharma, Inc.(1)	160	902
Tango Therapeutics, Inc.(1)	1,099	5,748
uniQure NV(1)	1,848	38,734
United Therapeutics Corp.(1)	1,463	359,957
Vanda Pharmaceuticals, Inc.(1)	982	6,324
Veracyte, Inc.(1)	948	23,330
Vertex Pharmaceuticals, Inc.(1)	4,387	1,273,502
Viking Therapeutics, Inc.(1)	399	4,393
Vir Biotechnology, Inc.(1)	5,556	126,677
Voyager Therapeutics, Inc.(1)	243	1,745
Xencor, Inc.(1)	1,200	38,556
Zymeworks, Inc.(1)(2)	83	682
		11,916,594
Building Products — 0.9%
A O Smith Corp.	3,011	197,612
Advanced Drainage Systems, Inc.	2,300	204,079
Allegion PLC	925	104,257
American Woodmark Corp.(1)	7	357
Apogee Enterprises, Inc.	875	40,040
Armstrong World Industries, Inc.	1,842	145,242
AZZ, Inc.	720	29,268
Builders FirstSource, Inc.(1)	5,958	505,119
Carlisle Cos., Inc.	502	129,626
Carrier Global Corp.	4,462	200,924
CSW Industrials, Inc.	243	34,399
Fortune Brands Innovations, Inc.	926	57,366
Gibraltar Industries, Inc.(1)	251	13,406
Hayward Holdings, Inc.(1)	2,247	27,661
Insteel Industries, Inc.	667	19,843
Johnson Controls International PLC	2,010	126,067
Lennox International, Inc.	235	59,885
Masco Corp.	1,516	79,484
Masonite International Corp.(1)	1,113	98,834
Masterbrand, Inc.(1)	926	9,019
Owens Corning	3,626	354,586
PGT Innovations, Inc.(1)	3,039	64,275
Quanex Building Products Corp.	1,197	31,062
Resideo Technologies, Inc.(1)	946	17,350
Simpson Manufacturing Co., Inc.	1,224	132,021
Trane Technologies PLC	1,466	271,166
Trex Co., Inc.(1)	3,888	198,793
UFP Industries, Inc.	2,483	212,371
		3,364,112
Capital Markets — 4.0%
Affiliated Managers Group, Inc.	122	19,448
Ameriprise Financial, Inc.	3,300	1,131,471
Ares Management Corp., Class A	806	64,988
16

Avantis U.S. Equity Fund
	Shares	Value
Artisan Partners Asset Management, Inc., Class A	2,740	$90,338
Assetmark Financial Holdings, Inc.(1)	1,059	33,147
B. Riley Financial, Inc.(2)	781	31,068
Bank of New York Mellon Corp.	13,069	664,951
BGC Partners, Inc., Class A	5,615	27,289
BlackRock, Inc.	1,271	876,265
Blackstone, Inc.	5,215	473,522
Brightsphere Investment Group, Inc.	1,432	35,900
Carlyle Group, Inc.	8,447	290,577
Cboe Global Markets, Inc.	580	73,179
Charles Schwab Corp.	12,237	953,507
CME Group, Inc.	2,237	414,650
Cohen & Steers, Inc.	935	67,657
Coinbase Global, Inc., Class A(1)	2,116	137,180
Cowen, Inc., Class A(2)	748	29,164
Diamond Hill Investment Group, Inc.	178	31,079
Donnelley Financial Solutions, Inc.(1)	603	25,513
Evercore, Inc., Class A	1,560	204,641
FactSet Research Systems, Inc.	543	225,101
Federated Hermes, Inc.	2,049	80,628
Focus Financial Partners, Inc., Class A(1)	408	21,159
Franklin Resources, Inc.	4,032	118,823
Goldman Sachs Group, Inc.	4,689	1,648,887
Hamilton Lane, Inc., Class A	248	19,294
Houlihan Lokey, Inc.	2,001	191,496
Interactive Brokers Group, Inc., Class A	674	58,038
Intercontinental Exchange, Inc.	1,419	144,454
Invesco Ltd.	6,693	118,198
Janus Henderson Group PLC	4,060	111,488
Jefferies Financial Group, Inc.	5,456	206,182
KKR & Co., Inc.	7,160	403,466
Lazard Ltd., Class A	4,736	176,937
LPL Financial Holdings, Inc.	1,198	298,973
MarketAxess Holdings, Inc.	363	123,946
Moelis & Co., Class A	2,860	122,494
Moody's Corp.	1,104	320,326
Morgan Stanley	15,407	1,486,775
Morningstar, Inc.	190	39,393
MSCI, Inc.	339	177,009
Nasdaq, Inc.	1,113	62,395
Northern Trust Corp.	3,479	331,444
Open Lending Corp., Class A(1)	2,157	15,272
Oppenheimer Holdings, Inc., Class A	408	17,989
Piper Sandler Cos.	918	138,609
PJT Partners, Inc., Class A	240	18,931
Raymond James Financial, Inc.	4,032	437,311
S&P Global, Inc.	1,584	540,461
SEI Investments Co.	3,504	211,116
State Street Corp.	7,691	682,038
StepStone Group, Inc., Class A	2,044	58,458
Stifel Financial Corp.	2,844	190,064
17

Avantis U.S. Equity Fund
	Shares	Value
StoneX Group, Inc.(1)	834	$84,092
T. Rowe Price Group, Inc.	5,639	633,147
TPG, Inc.	2,383	78,687
Tradeweb Markets, Inc., Class A	632	44,802
Victory Capital Holdings, Inc., Class A	933	31,685
Virtu Financial, Inc., Class A	4,225	77,655
Virtus Investment Partners, Inc.	317	66,706
WisdomTree, Inc.	2,210	13,194
		15,502,657
Chemicals — 2.7%
AdvanSix, Inc.	1,534	63,124
Air Products and Chemicals, Inc.	2,549	728,963
Albemarle Corp.	1,315	334,418
American Vanguard Corp.	1,244	25,962
Ashland, Inc.	1,009	102,696
Avient Corp.	1,988	86,736
Axalta Coating Systems Ltd.(1)	2,653	79,059
Cabot Corp.	2,792	222,048
Celanese Corp.	2,609	303,244
CF Industries Holdings, Inc.	6,978	599,340
Chemours Co.	7,313	249,958
Corteva, Inc.	9,479	590,447
Danimer Scientific, Inc.(1)(2)	1,017	2,624
Dow, Inc.	18,472	1,056,598
DuPont de Nemours, Inc.	4,665	340,685
Eastman Chemical Co.	3,371	287,209
Ecolab, Inc.	789	125,743
Ecovyst, Inc.(1)	968	9,719
Element Solutions, Inc.	781	16,042
FMC Corp.	3,139	405,402
FutureFuel Corp.	1,729	15,129
Ginkgo Bioworks Holdings, Inc.(1)	15,254	22,423
HB Fuller Co.	487	33,973
Huntsman Corp.	6,131	179,883
Ingevity Corp.(1)	1,528	126,152
Innospec, Inc.	430	47,068
International Flavors & Fragrances, Inc.	1,930	179,876
Intrepid Potash, Inc.(1)(2)	310	9,818
Koppers Holdings, Inc.	734	26,343
Kronos Worldwide, Inc.	903	10,195
Linde PLC	2,924	1,018,634
LSB Industries, Inc.(1)	4,030	54,768
LyondellBasell Industries NV, Class A	8,097	777,231
Mativ Holdings, Inc.	1	26
Minerals Technologies, Inc.	580	35,235
Mosaic Co.	12,135	645,461
NewMarket Corp.	182	62,517
Olin Corp.	6,220	359,205
Origin Materials, Inc.(1)	1,311	6,293
Orion Engineered Carbons SA	2,618	66,759
PPG Industries, Inc.	980	129,419
18

Avantis U.S. Equity Fund
	Shares	Value
PureCycle Technologies, Inc.(1)(2)	1,827	$11,656
Quaker Chemical Corp.	152	29,759
RPM International, Inc.	949	84,110
Sensient Technologies Corp.	813	61,292
Sherwin-Williams Co.	1,835	406,177
Stepan Co.	581	60,476
Trinseo PLC	1,620	37,552
Tronox Holdings PLC, Class A	5,103	79,607
Valhi, Inc.	232	5,496
Valvoline, Inc.	2,780	97,856
Westlake Corp.	860	102,460
		10,412,866
Commercial Services and Supplies — 0.6%
Aris Water Solutions, Inc., Class A	400	5,664
Brady Corp., Class A	638	35,192
Brink's Co.	478	31,189
Casella Waste Systems, Inc., Class A(1)	858	66,770
Cimpress PLC(1)	8	281
Cintas Corp.	851	373,138
Civeo Corp.(1)	1,036	29,329
Clean Harbors, Inc.(1)	1,513	199,822
Copart, Inc.(1)	6,872	484,201
Deluxe Corp.	592	10,916
Ennis, Inc.	1,194	25,970
Healthcare Services Group, Inc.(1)	1,523	20,210
Heritage-Crystal Clean, Inc.(1)	610	21,948
HNI Corp.	1,019	31,844
IAA, Inc.(1)	1,865	76,297
Interface, Inc.	1,955	17,243
KAR Auction Services, Inc.(1)	1,998	28,551
Li-Cycle Holdings Corp.(1)	1,720	10,423
MSA Safety, Inc.	191	25,661
Pitney Bowes, Inc.	1,109	4,813
Quad/Graphics, Inc.(1)	1,703	8,328
Republic Services, Inc.	746	96,182
Rollins, Inc.	1,768	62,234
SP Plus Corp.(1)	633	21,535
Steelcase, Inc., Class A	935	7,358
Stericycle, Inc.(1)	75	3,576
Tetra Tech, Inc.	454	62,148
UniFirst Corp.	331	64,919
VSE Corp.	101	5,798
Waste Connections, Inc.	1,017	136,197
Waste Management, Inc.	3,601	539,286
		2,507,023
Communications Equipment — 0.5%
Arista Networks, Inc.(1)	2,493	345,779
Aviat Networks, Inc.(1)	332	11,796
Cambium Networks Corp.(1)	125	2,509
Ciena Corp.(1)	2,194	105,795
Cisco Systems, Inc.	14,143	684,804
19

Avantis U.S. Equity Fund
	Shares	Value
CommScope Holding Co., Inc.(1)	2,063	$14,936
Comtech Telecommunications Corp.	175	2,798
Extreme Networks, Inc.(1)	3,097	57,976
F5, Inc.(1)	259	37,032
Harmonic, Inc.(1)	1,539	20,299
Juniper Networks, Inc.	2,173	66,885
Lumentum Holdings, Inc.(1)	1,326	71,352
Motorola Solutions, Inc.	734	192,902
NETGEAR, Inc.(1)	326	5,901
NetScout Systems, Inc.(1)	924	26,279
Ribbon Communications, Inc.(1)	594	2,649
Ubiquiti, Inc.(2)	105	28,171
ViaSat, Inc.(1)	2,208	70,126
Viavi Solutions, Inc.(1)	3,474	38,006
		1,785,995
Construction and Engineering — 0.5%
AECOM	751	64,856
Ameresco, Inc., Class A(1)	1,579	69,397
Arcosa, Inc.	1,270	76,962
Argan, Inc.	354	13,756
EMCOR Group, Inc.	1,668	278,923
Fluor Corp.(1)	1,904	69,820
Granite Construction, Inc.	1,638	70,762
Great Lakes Dredge & Dock Corp.(1)	2,633	15,100
MasTec, Inc.(1)	1,366	133,485
Matrix Service Co.(1)	1	6
MDU Resources Group, Inc.	5,158	164,282
MYR Group, Inc.(1)	655	79,000
Northwest Pipe Co.(1)	260	10,010
Quanta Services, Inc.	2,414	389,620
Sterling Infrastructure, Inc.(1)	1,283	49,344
Tutor Perini Corp.(1)	1,023	8,297
Valmont Industries, Inc.	236	74,890
WillScot Mobile Mini Holdings Corp.(1)	4,268	219,375
		1,787,885
Construction Materials — 0.2%
Eagle Materials, Inc.	1,469	206,130
Martin Marietta Materials, Inc.	716	257,667
Summit Materials, Inc., Class A(1)	2,719	80,319
United States Lime & Minerals, Inc.	139	22,421
Vulcan Materials Co.	1,269	229,575
		796,112
Consumer Finance — 1.1%
Ally Financial, Inc.	10,154	305,128
American Express Co.	4,236	737,022
Atlanticus Holdings Corp.(1)	173	5,545
Bread Financial Holdings, Inc.	2,394	98,322
Capital One Financial Corp.	7,635	832,826
Consumer Portfolio Services, Inc.(1)	792	8,759
Credit Acceptance Corp.(1)	252	111,974
Discover Financial Services	7,449	834,288
20

Avantis U.S. Equity Fund
	Shares	Value
Encore Capital Group, Inc.(1)(2)	1,178	$60,879
Enova International, Inc.(1)	991	48,311
EZCORP, Inc., Class A(1)	1,486	13,106
FirstCash Holdings, Inc.	385	33,976
Green Dot Corp., Class A(1)	1,850	35,020
LendingClub Corp.(1)	3,059	28,755
Navient Corp.	5,259	94,925
Nelnet, Inc., Class A	486	45,621
OneMain Holdings, Inc.	4,998	215,364
Oportun Financial Corp.(1)	218	1,317
PRA Group, Inc.(1)	1,218	51,838
PROG Holdings, Inc.(1)	2,373	58,660
Regional Management Corp.	404	12,734
SLM Corp.	10,642	153,032
SoFi Technologies, Inc.(1)	16,818	110,999
Synchrony Financial	15,059	537,757
World Acceptance Corp.(1)(2)	184	17,178
		4,453,336
Containers and Packaging — 0.6%
Amcor PLC	13,236	147,449
AptarGroup, Inc.	741	86,490
Ardagh Metal Packaging SA	1,684	8,117
Avery Dennison Corp.	871	158,687
Ball Corp.	2,728	153,341
Berry Global Group, Inc.	844	52,412
Crown Holdings, Inc.	857	74,139
Graphic Packaging Holding Co.	8,922	212,344
Greif, Inc., Class A	1,000	71,050
Greif, Inc., Class B	105	8,639
International Paper Co.	6,520	237,263
Myers Industries, Inc.	1,605	41,473
O-I Glass, Inc.(1)	1,786	39,685
Packaging Corp. of America	2,966	405,511
Sealed Air Corp.	2,260	109,881
Silgan Holdings, Inc.	152	8,117
Sonoco Products Co.	2,935	173,341
TriMas Corp.	840	25,192
WestRock Co.	7,172	225,201
		2,238,332
Distributors — 0.2%
Genuine Parts Co.	2,221	392,806
LKQ Corp.	4,458	255,399
Pool Corp.	480	171,293
		819,498
Diversified Consumer Services — 0.2%
ADT, Inc.	1,430	10,782
Adtalem Global Education, Inc.(1)	2,434	95,218
American Public Education, Inc.(1)	77	850
Bright Horizons Family Solutions, Inc.(1)	192	15,137
Frontdoor, Inc.(1)	1,798	50,793
Graham Holdings Co., Class B	49	30,706
21

Avantis U.S. Equity Fund
	Shares	Value
Grand Canyon Education, Inc.(1)	1,419	$160,759
H&R Block, Inc.	2,819	103,739
OneSpaWorld Holdings Ltd.(1)	449	5,204
Perdoceo Education Corp.(1)	2,416	33,305
Service Corp. International	2,235	150,930
Strategic Education, Inc.	354	30,179
Stride, Inc.(1)	1,135	48,203
Universal Technical Institute, Inc.(1)	1,620	11,761
WW International, Inc.(1)	204	747
		748,313
Diversified Financial Services — 0.9%
Acacia Research Corp.(1)	2,587	11,176
Alerus Financial Corp.	452	9,040
A-Mark Precious Metals, Inc.	1,133	33,208
Apollo Global Management, Inc.	3,955	280,410
Berkshire Hathaway, Inc., Class B(1)	7,563	2,308,076
Cannae Holdings, Inc.(1)	1,598	36,083
Equitable Holdings, Inc.	14,398	452,385
Jackson Financial, Inc., Class A	3,977	180,476
Voya Financial, Inc.	3,706	276,060
		3,586,914
Diversified Telecommunication Services — 1.0%
Anterix, Inc.(1)	60	1,812
AT&T, Inc.	78,593	1,486,194
ATN International, Inc.	438	18,418
Cogent Communications Holdings, Inc.	206	13,336
Consolidated Communications Holdings, Inc.(1)	479	1,451
EchoStar Corp., Class A(1)	780	15,569
Frontier Communications Parent, Inc.(1)	7,854	214,885
IDT Corp., Class B(1)	973	29,589
Iridium Communications, Inc.	4,398	269,905
Lumen Technologies, Inc.	10,454	35,544
Radius Global Infrastructure, Inc., Class A(1)	1,899	25,883
Verizon Communications, Inc.	50,070	1,943,217
		4,055,803
Electric Utilities — 1.9%
ALLETE, Inc.	973	59,538
Alliant Energy Corp.	3,509	179,906
American Electric Power Co., Inc.	6,140	540,136
Avangrid, Inc.(2)	746	29,116
Constellation Energy Corp.	2,232	167,154
Duke Energy Corp.	3,795	357,717
Edison International	8,483	561,659
Entergy Corp.	4,001	411,583
Evergy, Inc.	4,504	264,880
Eversource Energy	5,604	422,317
Exelon Corp.	15,959	644,584
FirstEnergy Corp.	4,696	185,680
Genie Energy Ltd., Class B	711	8,120
Hawaiian Electric Industries, Inc.	3,403	137,651
IDACORP, Inc.	533	55,112
22

Avantis U.S. Equity Fund
	Shares	Value
NextEra Energy, Inc.	5,452	$387,256
NRG Energy, Inc.	5,712	187,296
OGE Energy Corp.	4,504	160,883
Otter Tail Corp.(2)	1,477	104,705
PG&E Corp.(1)	33,353	520,974
Pinnacle West Capital Corp.	3,059	225,387
PNM Resources, Inc.	273	13,377
Portland General Electric Co.	2,861	136,756
PPL Corp.	13,140	355,700
Southern Co.	9,199	580,089
Xcel Energy, Inc.	8,650	558,531
		7,256,107
Electrical Equipment — 0.6%
Acuity Brands, Inc.	620	120,255
AMETEK, Inc.	1,540	218,002
Array Technologies, Inc.(1)	950	17,803
Atkore, Inc.(1)	2,058	300,509
Eaton Corp. PLC	1,202	210,266
Emerson Electric Co.	3,799	314,215
Encore Wire Corp.	1,004	193,782
EnerSys	620	56,228
FREYR Battery SA(1)(2)	2,327	21,129
FuelCell Energy, Inc.(1)(2)	5,831	19,476
Generac Holdings, Inc.(1)	447	53,645
GrafTech International Ltd.	5,884	33,245
Hubbell, Inc.	309	77,726
nVent Electric PLC	1,051	48,178
Plug Power, Inc.(1)(2)	7,784	115,748
Regal Rexnord Corp.	660	104,042
Rockwell Automation, Inc.	1,035	305,253
Sensata Technologies Holding PLC	509	25,745
Sunrun, Inc.(1)	2,181	52,431
Thermon Group Holdings, Inc.(1)	1,263	33,406
		2,321,084
Electronic Equipment, Instruments and Components — 1.2%
Advanced Energy Industries, Inc.	922	85,820
Aeva Technologies, Inc.(1)	1,223	2,189
Amphenol Corp., Class A	2,861	221,785
Arrow Electronics, Inc.(1)	998	117,754
Avnet, Inc.	2,560	114,458
Badger Meter, Inc.	447	54,364
Bel Fuse, Inc., Class B	256	9,093
Belden, Inc.	397	33,499
Benchmark Electronics, Inc.	796	18,937
CDW Corp.	1,624	328,730
Cognex Corp.	1,413	67,004
Coherent Corp.(1)	1,474	63,574
Corning, Inc.	18,388	624,273
CTS Corp.	953	41,274
Daktronics, Inc.(1)	760	3,086
ePlus, Inc.(1)	464	25,135
23

Avantis U.S. Equity Fund
	Shares	Value
Fabrinet(1)	572	$69,710
Flex Ltd.(1)	13,886	316,045
Insight Enterprises, Inc.(1)	830	111,154
IPG Photonics Corp.(1)	661	81,462
Itron, Inc.(1)	11	613
Jabil, Inc.	5,646	468,787
Keysight Technologies, Inc.(1)	2,353	376,386
Kimball Electronics, Inc.(1)	789	19,733
Knowles Corp.(1)	1,589	26,981
Littelfuse, Inc.	295	76,325
Methode Electronics, Inc.	1,181	57,550
nLight, Inc.(1)	132	1,492
Novanta, Inc.(1)	194	30,441
OSI Systems, Inc.(1)	313	28,968
PC Connection, Inc.	108	4,730
Plexus Corp.(1)	496	47,561
Sanmina Corp.(1)	2,915	176,241
ScanSource, Inc.(1)	877	27,345
TD SYNNEX Corp.	1,631	157,424
TE Connectivity Ltd.	3,765	479,360
Teledyne Technologies, Inc.(1)	182	78,273
Trimble, Inc.(1)	742	38,629
TTM Technologies, Inc.(1)	3,605	47,910
Vishay Intertechnology, Inc.	6,450	136,933
Vishay Precision Group, Inc.(1)	533	23,239
Vontier Corp.	1,994	52,183
Zebra Technologies Corp., Class A(1)	322	96,680
		4,843,130
Energy Equipment and Services — 0.8%
Archrock, Inc.	6,912	76,516
Baker Hughes Co.	12,169	372,371
Bristow Group, Inc.(1)	795	21,656
Cactus, Inc., Class A	582	26,743
ChampionX Corp.	5,447	166,515
Core Laboratories NV	695	16,590
Diamond Offshore Drilling, Inc.(1)	2,775	32,967
Dril-Quip, Inc.(1)	967	33,120
Expro Group Holdings NV(1)	1,949	44,301
Halliburton Co.	15,439	559,355
Helix Energy Solutions Group, Inc.(1)	4,373	36,208
Helmerich & Payne, Inc.	2,495	104,990
Liberty Energy, Inc., Class A	5,532	84,363
Nabors Industries Ltd.(1)	439	65,986
National Energy Services Reunited Corp.(1)	3,437	22,203
Newpark Resources, Inc.(1)	1,250	5,537
NexTier Oilfield Solutions, Inc.(1)	10,118	92,377
Noble Corp. PLC(1)	1,535	63,994
NOV, Inc.	7,631	166,966
Oceaneering International, Inc.(1)	4,305	89,931
Oil States International, Inc.(1)	607	5,542
Patterson-UTI Energy, Inc.	4,703	64,431
24

Avantis U.S. Equity Fund
	Shares	Value
ProPetro Holding Corp.(1)	3,099	$27,302
RPC, Inc.	1,445	12,673
Schlumberger Ltd.	9,301	494,906
Select Energy Services, Inc., Class A	634	4,704
Solaris Oilfield Infrastructure, Inc., Class A	647	5,778
TechnipFMC PLC(1)	12,179	186,217
TETRA Technologies, Inc.(1)	3,876	13,799
Tidewater, Inc.(1)	1,106	54,017
Transocean Ltd.(1)	16,346	114,259
US Silica Holdings, Inc.(1)	3,249	39,443
Valaris Ltd.(1)	2,649	178,145
		3,283,905
Entertainment — 0.8%
Activision Blizzard, Inc.	3,036	231,495
AMC Entertainment Holdings, Inc., Class A(1)(2)	4,232	30,216
Electronic Arts, Inc.	2,002	222,102
IMAX Corp.(1)	513	9,460
Liberty Media Corp.-Liberty Braves, Class C(1)	731	24,467
Liberty Media Corp.-Liberty Formula One, Class A(1)	216	13,124
Liberty Media Corp.-Liberty Formula One, Class C(1)	2,009	136,351
Live Nation Entertainment, Inc.(1)	402	28,968
Madison Square Garden Entertainment Corp.(1)	519	31,415
Madison Square Garden Sports Corp.	133	25,422
Marcus Corp.	226	3,636
Netflix, Inc.(1)	2,425	781,165
Playstudios, Inc.(1)	2,241	8,337
Playtika Holding Corp.(1)	154	1,478
ROBLOX Corp., Class A(1)	3,187	116,772
Roku, Inc.(1)	756	48,906
Take-Two Interactive Software, Inc.(1)	2,649	290,198
Walt Disney Co.(1)	6,589	656,330
Warner Bros Discovery, Inc.(1)	13,550	211,651
World Wrestling Entertainment, Inc., Class A	1,803	151,452
		3,022,945
Food and Staples Retailing — 1.6%
Albertsons Cos., Inc., Class A	2,681	53,298
Andersons, Inc.	834	38,055
BJ's Wholesale Club Holdings, Inc.(1)	2,274	163,273
Casey's General Stores, Inc.	1,414	294,041
Costco Wholesale Corp.	4,136	2,002,569
Grocery Outlet Holding Corp.(1)	774	20,937
Ingles Markets, Inc., Class A	741	66,245
Kroger Co.	18,575	801,326
Natural Grocers by Vitamin Cottage, Inc.	593	6,511
Performance Food Group Co.(1)	1,656	93,713
PriceSmart, Inc.	476	33,187
SpartanNash Co.	1,193	31,925
Sprouts Farmers Market, Inc.(1)	4,995	151,299
Sysco Corp.	6,897	514,309
United Natural Foods, Inc.(1)	2,370	96,530
US Foods Holding Corp.(1)	980	36,779
25

Avantis U.S. Equity Fund
	Shares	Value
Walgreens Boots Alliance, Inc.	5,900	$209,627
Walmart, Inc.	10,350	1,471,046
Weis Markets, Inc.	703	53,737
		6,138,407
Food Products — 1.1%
Archer-Daniels-Midland Co.	6,870	546,852
B&G Foods, Inc.	1,239	15,698
Bunge Ltd.	2,100	200,550
Calavo Growers, Inc.	736	23,751
Cal-Maine Foods, Inc.	1,110	63,048
Campbell Soup Co.	2,009	105,513
Conagra Brands, Inc.	1,616	58,839
Darling Ingredients, Inc.(1)	3,873	245,045
Flowers Foods, Inc.	5,736	159,920
Fresh Del Monte Produce, Inc.	779	24,367
Freshpet, Inc.(1)	481	29,909
General Mills, Inc.	2,254	179,215
Hershey Co.	1,902	453,285
Hormel Foods Corp.	2,240	99,411
Hostess Brands, Inc.(1)	2,775	68,542
Ingredion, Inc.	1,502	149,299
J & J Snack Foods Corp.	148	20,899
J M Smucker Co.	1,415	209,264
John B Sanfilippo & Son, Inc.	282	25,315
Kellogg Co.	2,089	137,749
Kraft Heinz Co.	5,846	227,643
Lamb Weston Holdings, Inc.	2,657	267,400
Lancaster Colony Corp.	297	57,018
McCormick & Co., Inc.	791	58,787
Mission Produce, Inc.(1)	437	5,034
Mondelez International, Inc., Class A	7,685	500,908
Pilgrim's Pride Corp.(1)	2,269	53,072
Post Holdings, Inc.(1)	334	30,047
Seaboard Corp.	6	23,700
Seneca Foods Corp., Class A(1)	387	21,517
Simply Good Foods Co.(1)	1,298	49,700
Tootsie Roll Industries, Inc.	565	24,877
TreeHouse Foods, Inc.(1)	20	976
Tyson Foods, Inc., Class A	5,324	315,394
Whole Earth Brands, Inc.(1)	160	550
		4,453,094
Gas Utilities — 0.1%
Atmos Energy Corp.	1,398	157,708
Chesapeake Utilities Corp.	179	22,928
National Fuel Gas Co.	2,593	148,527
Northwest Natural Holding Co.	947	45,778
ONE Gas, Inc.	647	51,864
UGI Corp.	1,849	68,838
		495,643
Health Care Equipment and Supplies — 1.7%
Abbott Laboratories	9,989	1,016,081
26

Avantis U.S. Equity Fund
	Shares	Value
Align Technology, Inc.(1)	816	$252,552
AngioDynamics, Inc.(1)	722	8,938
Atrion Corp.	34	19,312
Avanos Medical, Inc.(1)	657	18,442
Baxter International, Inc.	4,041	161,438
Becton Dickinson & Co.	864	202,651
Boston Scientific Corp.(1)	6,529	305,035
Butterfly Network, Inc.(1)(2)	3,163	7,781
Cardiovascular Systems, Inc.(1)	759	14,960
Co-Diagnostics, Inc.(1)	798	2,306
Contra Abiomed, Inc.(1)	443	452
Cooper Cos., Inc.	485	158,580
Cue Health, Inc.(1)(2)	1,815	3,902
DENTSPLY SIRONA, Inc.	1,323	50,367
DexCom, Inc.(1)	1,624	180,280
Edwards Lifesciences Corp.(1)	5,155	414,668
Embecta Corp.	489	15,624
Enovis Corp.(1)	442	25,468
Envista Holdings Corp.(1)	1,501	58,029
GE HealthCare Technologies, Inc.(1)	1,903	144,628
Glaukos Corp.(1)	840	39,673
Globus Medical, Inc., Class A(1)	1,092	63,707
Haemonetics Corp.(1)	1,098	85,391
Heska Corp.(1)	102	8,306
Hologic, Inc.(1)	6,774	539,481
IDEXX Laboratories, Inc.(1)	844	399,415
Inogen, Inc.(1)	174	2,727
Inspire Medical Systems, Inc.(1)	128	33,271
Insulet Corp.(1)	144	39,796
Integer Holdings Corp.(1)	444	33,291
Integra LifeSciences Holdings Corp.(1)	697	38,767
Intuitive Surgical, Inc.(1)	1,704	390,881
Lantheus Holdings, Inc.(1)	701	51,846
LeMaitre Vascular, Inc.	560	28,062
LENSAR, Inc.(1)	57	176
Masimo Corp.(1)	338	56,551
Medtronic PLC	6,765	560,142
Merit Medical Systems, Inc.(1)	1,016	71,709
Novocure Ltd.(1)	563	43,334
NuVasive, Inc.(1)	966	41,760
OraSure Technologies, Inc.(1)	1,749	11,036
Orthofix Medical, Inc.(1)	268	5,521
Outset Medical, Inc.(1)	537	12,249
Penumbra, Inc.(1)	198	51,478
QuidelOrtho Corp.(1)	1,869	162,491
ResMed, Inc.	787	167,631
Shockwave Medical, Inc.(1)	190	36,146
STERIS PLC	475	89,314
Stryker Corp.	1,181	310,461
Teleflex, Inc.	263	62,655
Utah Medical Products, Inc.	113	10,371
27

Avantis U.S. Equity Fund
	Shares	Value
Varex Imaging Corp.(1)	658	$11,640
Zimmer Biomet Holdings, Inc.	2,177	269,665
Zimvie, Inc.(1)	1,329	15,124
		6,805,562
Health Care Providers and Services — 2.3%
23andMe Holding Co., Class A(1)	6,785	17,030
Acadia Healthcare Co., Inc.(1)	915	66,347
Accolade, Inc.(1)	1,575	17,498
agilon health, Inc.(1)	1,982	42,038
AmerisourceBergen Corp.	1,669	259,630
AMN Healthcare Services, Inc.(1)	1,552	139,696
Brookdale Senior Living, Inc.(1)	5,183	16,741
Cardinal Health, Inc.	2,899	219,483
Castle Biosciences, Inc.(1)	388	9,770
Centene Corp.(1)	8,964	613,138
Chemed Corp.	168	87,625
Cigna Group	1,312	383,235
Community Health Systems, Inc.(1)	542	3,285
CorVel Corp.(1)	304	54,805
Cross Country Healthcare, Inc.(1)	1,750	46,287
CVS Health Corp.	4,725	394,726
DaVita, Inc.(1)	433	35,619
Elevance Health, Inc.	2,760	1,296,289
Encompass Health Corp.	544	30,747
Enhabit, Inc.(1)	272	4,175
Ensign Group, Inc.	1,821	162,943
Fulgent Genetics, Inc.(1)	945	30,987
HCA Healthcare, Inc.	1,258	306,260
HealthEquity, Inc.(1)	492	32,064
Henry Schein, Inc.(1)	1,095	85,749
Humana, Inc.	2,112	1,045,482
InfuSystem Holdings, Inc.(1)	278	2,610
Joint Corp.(1)	325	5,103
Laboratory Corp. of America Holdings	1,478	353,774
McKesson Corp.	392	137,126
ModivCare, Inc.(1)	191	18,754
Molina Healthcare, Inc.(1)	1,873	515,693
National HealthCare Corp.	378	21,062
National Research Corp.	717	32,380
NeoGenomics, Inc.(1)	2,110	35,554
Oak Street Health, Inc.(1)	972	34,409
OPKO Health, Inc.(1)(2)	3,813	4,347
Option Care Health, Inc.(1)	591	18,126
Owens & Minor, Inc.(1)	2,443	37,451
Patterson Cos., Inc.	1,919	50,892
Premier, Inc., Class A	2,712	87,299
Quest Diagnostics, Inc.	575	79,557
RadNet, Inc.(1)	227	5,354
Select Medical Holdings Corp.	625	16,994
Tenet Healthcare Corp.(1)	1,018	59,584
UnitedHealth Group, Inc.	3,911	1,861,401
28

Avantis U.S. Equity Fund
	Shares	Value
Universal Health Services, Inc., Class B	846	$113,000
		8,892,119
Health Care Technology — 0.1%
American Well Corp., Class A(1)	4,197	11,710
Doximity, Inc., Class A(1)(2)	387	13,015
HealthStream, Inc.	242	6,207
Multiplan Corp.(1)	1,051	1,062
Schrodinger, Inc.(1)	340	7,388
Teladoc Health, Inc.(1)	531	14,066
Veeva Systems, Inc., Class A(1)	600	99,396
Veradigm, Inc.(1)	5,340	88,697
		241,541
Hotels, Restaurants and Leisure — 1.8%
Accel Entertainment, Inc.(1)	2,182	19,965
Airbnb, Inc., Class A(1)	1,900	234,232
Aramark	268	9,862
BJ's Restaurants, Inc.(1)	849	27,168
Bloomin' Brands, Inc.	2,879	75,142
Booking Holdings, Inc.(1)	316	797,584
Boyd Gaming Corp.	2,988	194,608
Brinker International, Inc.(1)	565	21,470
Caesars Entertainment, Inc.(1)	1,838	93,297
Carnival Corp.(1)	6,046	64,209
Century Casinos, Inc.(1)	1,373	12,714
Cheesecake Factory, Inc.(2)	2,796	104,682
Chipotle Mexican Grill, Inc.(1)	539	803,692
Choice Hotels International, Inc.	864	102,263
Churchill Downs, Inc.	547	134,442
Chuy's Holdings, Inc.(1)	150	5,363
Cracker Barrel Old Country Store, Inc.	1,131	123,234
Darden Restaurants, Inc.	3,896	557,089
Dave & Buster's Entertainment, Inc.(1)	1,232	49,305
Dine Brands Global, Inc.	76	5,827
Domino's Pizza, Inc.	107	31,459
DraftKings, Inc., Class A(1)	1,081	20,388
Everi Holdings, Inc.(1)	1,846	35,056
Expedia Group, Inc.(1)	973	106,028
Fiesta Restaurant Group, Inc.(1)	301	2,423
GAN Ltd.(1)	132	248
Golden Entertainment, Inc.(1)	852	35,026
Hilton Grand Vacations, Inc.(1)	3,368	160,788
Hilton Worldwide Holdings, Inc.	899	129,914
Hyatt Hotels Corp., Class A(1)	1,710	198,770
International Game Technology PLC	277	7,357
Jack in the Box, Inc.	294	23,050
Las Vegas Sands Corp.(1)	669	38,447
Light & Wonder, Inc., Class A(1)	443	27,736
Marriott International, Inc., Class A	1,668	282,292
Marriott Vacations Worldwide Corp.	43	6,579
McDonald's Corp.	2,785	734,989
MGM Resorts International	6,230	267,952
29

Avantis U.S. Equity Fund
	Shares	Value
Monarch Casino & Resort, Inc.	574	$42,258
Noodles & Co.(1)	1,969	11,499
Norwegian Cruise Line Holdings Ltd.(1)	4,367	64,719
ONE Group Hospitality, Inc.(1)	584	4,964
Papa John's International, Inc.	227	19,057
Penn Entertainment, Inc.(1)	3,016	92,078
Planet Fitness, Inc., Class A(1)	490	39,714
Playa Hotels & Resorts NV(1)	4,230	37,732
RCI Hospitality Holdings, Inc.	492	41,215
Red Robin Gourmet Burgers, Inc.(1)	134	1,140
Royal Caribbean Cruises Ltd.(1)	1,756	124,044
Ruth's Hospitality Group, Inc.	1,077	20,086
SeaWorld Entertainment, Inc.(1)	1,367	88,308
Shake Shack, Inc., Class A(1)	492	27,449
Six Flags Entertainment Corp.(1)	511	13,490
Starbucks Corp.	3,670	374,670
Target Hospitality Corp.(1)	1,541	22,853
Texas Roadhouse, Inc.	2,966	301,168
Travel + Leisure Co.	327	13,718
Vail Resorts, Inc.	134	31,288
Wendy's Co.	1,933	42,449
Wingstop, Inc.	190	32,366
Wyndham Hotels & Resorts, Inc.	394	30,346
Wynn Resorts Ltd.(1)	211	22,866
Yum! Brands, Inc.	810	103,000
		7,147,127
Household Durables — 1.0%
Bassett Furniture Industries, Inc.	229	4,248
Beazer Homes USA, Inc.(1)	466	6,948
Cavco Industries, Inc.(1)	165	47,025
Century Communities, Inc.	837	50,061
D.R. Horton, Inc.	6,705	620,078
Ethan Allen Interiors, Inc.	868	25,649
Garmin Ltd.	1,702	167,017
GoPro, Inc., Class A(1)	2,385	12,378
Green Brick Partners, Inc.(1)	540	16,848
Hooker Furnishings Corp.	146	3,210
Hovnanian Enterprises, Inc., Class A(1)	211	14,371
Installed Building Products, Inc.	370	42,691
iRobot Corp.(1)	286	11,752
KB Home	1,452	51,212
La-Z-Boy, Inc.	995	32,218
Lennar Corp., B Shares	255	20,823
Lennar Corp., Class A	5,712	552,579
LGI Homes, Inc.(1)	457	47,670
Lifetime Brands, Inc.	361	2,859
M/I Homes, Inc.(1)	727	42,050
MDC Holdings, Inc.	969	35,853
Meritage Homes Corp.	629	68,706
Mohawk Industries, Inc.(1)	835	85,880
Newell Brands, Inc.	3,563	52,340
30

Avantis U.S. Equity Fund
	Shares	Value
NVR, Inc.(1)	95	$491,494
PulteGroup, Inc.	6,078	332,284
Skyline Champion Corp.(1)	2,077	142,088
Sonos, Inc.(1)	2,784	54,093
Taylor Morrison Home Corp.(1)	4,471	160,196
Tempur Sealy International, Inc.	3,035	129,716
Toll Brothers, Inc.	3,705	222,078
TopBuild Corp.(1)	165	34,252
Tri Pointe Homes, Inc.(1)	3,868	92,213
Tupperware Brands Corp.(1)	158	648
Universal Electronics, Inc.(1)	86	1,094
VOXX International Corp.(1)	219	2,503
Whirlpool Corp.	1,882	259,678
		3,936,803
Household Products — 0.8%
Central Garden & Pet Co.(1)	81	3,281
Central Garden & Pet Co., Class A(1)	611	23,481
Church & Dwight Co., Inc.	2,321	194,453
Clorox Co.	1,371	213,108
Colgate-Palmolive Co.	10,035	735,565
Kimberly-Clark Corp.	5,516	689,776
Procter & Gamble Co.	10,594	1,457,311
Reynolds Consumer Products, Inc.	84	2,305
WD-40 Co.	119	20,638
		3,339,918
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp.	19,470	480,520
Brookfield Renewable Corp., Class A	2,666	74,248
Clearway Energy, Inc., Class A	894	26,561
Clearway Energy, Inc., Class C	2,406	75,572
Montauk Renewables, Inc.(1)	1,924	18,971
NextEra Energy Partners LP	854	56,586
Ormat Technologies, Inc.	1,105	93,395
Sunnova Energy International, Inc.(1)	2,345	41,694
Vistra Corp.	9,765	214,732
		1,082,279
Industrial Conglomerates — 0.3%
3M Co.	3,922	422,556
General Electric Co.	5,710	483,694
Honeywell International, Inc.	2,180	417,427
		1,323,677
Insurance — 4.1%
Aflac, Inc.	10,888	742,017
Allstate Corp.	4,314	555,557
Ambac Financial Group, Inc.(1)	1,818	30,088
American Equity Investment Life Holding Co.	1,706	71,055
American Financial Group, Inc.	2,317	310,733
American International Group, Inc.	14,251	870,879
AMERISAFE, Inc.	368	20,071
Aon PLC, Class A	1,196	363,644
Arch Capital Group Ltd.(1)	7,325	512,750
31

Avantis U.S. Equity Fund
	Shares	Value
Argo Group International Holdings Ltd.	1,368	$39,740
Arthur J Gallagher & Co.	2,841	532,261
Assurant, Inc.	894	113,887
Assured Guaranty Ltd.	1,731	108,032
Axis Capital Holdings Ltd.	3,241	196,793
Brighthouse Financial, Inc.(1)	2,533	146,483
Brown & Brown, Inc.	809	45,361
Chubb Ltd.	4,049	854,420
Cincinnati Financial Corp.	2,676	322,993
CNA Financial Corp.	370	16,199
CNO Financial Group, Inc.	6,262	160,432
eHealth, Inc.(1)	98	721
Employers Holdings, Inc.	581	25,802
Enstar Group Ltd.(1)	198	48,413
Erie Indemnity Co., Class A	360	84,740
Everest Re Group Ltd.	820	314,855
Fidelity National Financial, Inc.	8,535	340,205
First American Financial Corp.	3,297	187,204
Genworth Financial, Inc., Class A(1)	17,019	106,028
Globe Life, Inc.	2,529	307,754
Hanover Insurance Group, Inc.	1,012	141,154
Hartford Financial Services Group, Inc.	9,417	737,163
HCI Group, Inc.(2)	212	11,130
Horace Mann Educators Corp.	1,128	41,691
Investors Title Co.	48	7,841
James River Group Holdings Ltd.	743	17,906
Kemper Corp.	1,325	81,620
Kinsale Capital Group, Inc.	435	138,634
Lemonade, Inc.(1)(2)	1,271	20,717
Lincoln National Corp.	4,246	134,683
Loews Corp.	3,290	200,986
Markel Corp.(1)	180	239,375
Marsh & McLennan Cos., Inc.	1,272	206,242
MBIA, Inc.(1)	105	1,448
Mercury General Corp.	537	18,285
MetLife, Inc.	11,379	816,216
National Western Life Group, Inc., Class A	28	7,554
Old Republic International Corp.	8,833	232,926
Oscar Health, Inc., Class A(1)(2)	4,605	25,512
Primerica, Inc.	1,724	330,905
Principal Financial Group, Inc.	5,489	491,595
ProAssurance Corp.	1,341	26,672
Progressive Corp.	7,830	1,123,762
Prudential Financial, Inc.	6,533	653,300
Reinsurance Group of America, Inc.	2,076	299,920
RenaissanceRe Holdings Ltd.	1,214	260,889
RLI Corp.	981	135,290
Ryan Specialty Holdings, Inc.(1)	489	20,597
Safety Insurance Group, Inc.	413	33,325
Selective Insurance Group, Inc.	1,847	187,526
SiriusPoint Ltd.(1)	1,818	12,908
32

Avantis U.S. Equity Fund
	Shares	Value
Stewart Information Services Corp.	1,125	$47,801
Tiptree, Inc.	1,010	16,261
Travelers Cos., Inc.	5,883	1,089,061
United Fire Group, Inc.	765	21,833
Universal Insurance Holdings, Inc.	781	15,097
Unum Group	5,746	255,984
W R Berkley Corp.	3,546	234,710
White Mountains Insurance Group Ltd.	86	124,147
Willis Towers Watson PLC	365	85,541
		15,977,324
Interactive Media and Services — 2.7%
Alphabet, Inc., Class A(1)	40,097	3,611,136
Alphabet, Inc., Class C(1)	35,068	3,166,640
Cars.com, Inc.(1)	3,040	58,368
IAC, Inc.(1)	835	43,370
Match Group, Inc.(1)	1,025	42,455
Meta Platforms, Inc., Class A(1)	18,419	3,222,220
Pinterest, Inc., Class A(1)	7,028	176,473
Shutterstock, Inc.	649	48,818
Snap, Inc., Class A(1)	3,439	34,906
TripAdvisor, Inc.(1)	870	18,766
TrueCar, Inc.(1)	1,846	4,301
Yelp, Inc.(1)	1,410	42,328
Ziff Davis, Inc.(1)	366	28,907
ZipRecruiter, Inc., Class A(1)	1,743	29,736
ZoomInfo Technologies, Inc.(1)	847	20,472
		10,548,896
Internet and Direct Marketing Retail — 1.4%
1-800-Flowers.com, Inc., Class A(1)	849	8,405
Amazon.com, Inc.(1)	45,101	4,249,867
Chewy, Inc., Class A(1)(2)	788	31,953
DoorDash, Inc., Class A(1)	839	45,860
eBay, Inc.	12,260	562,734
Etsy, Inc.(1)	1,403	170,338
Lands' End, Inc.(1)	165	1,254
MercadoLibre, Inc.(1)	280	341,600
PetMed Express, Inc.(2)	282	5,296
Stitch Fix, Inc., Class A(1)	127	592
Wayfair, Inc., Class A(1)	187	7,572
		5,425,471
IT Services — 3.3%
Accenture PLC, Class A	4,522	1,200,817
Akamai Technologies, Inc.(1)	2,118	153,767
Amdocs Ltd.	953	87,304
Automatic Data Processing, Inc.	5,192	1,141,305
Block, Inc.(1)	2,995	229,806
BM Technologies, Inc.(1)	51	170
Broadridge Financial Solutions, Inc., ADR	933	131,348
Cass Information Systems, Inc.	732	35,392
Cloudflare, Inc., Class A(1)	747	44,827
Cognizant Technology Solutions Corp., Class A	6,119	383,233
33

Avantis U.S. Equity Fund
	Shares	Value
Concentrix Corp.	587	$80,325
CSG Systems International, Inc.	812	45,634
DigitalOcean Holdings, Inc.(1)	1,042	33,323
DXC Technology Co.(1)	4,775	132,459
EPAM Systems, Inc.(1)	860	264,579
Euronet Worldwide, Inc.(1)	413	44,955
EVERTEC, Inc.	1,569	57,755
Evo Payments, Inc., Class A(1)	388	13,134
ExlService Holdings, Inc.(1)	336	55,275
Fidelity National Information Services, Inc.	1,761	111,595
Fiserv, Inc.(1)	1,827	210,269
FleetCor Technologies, Inc.(1)	353	75,821
Gartner, Inc.(1)	739	242,252
Genpact Ltd.	1,411	67,347
Global Payments, Inc.	881	98,848
Globant SA(1)	350	57,778
GoDaddy, Inc., Class A(1)	2,228	168,682
Hackett Group, Inc.	243	4,530
IBEX Holdings Ltd.(1)	816	22,807
International Business Machines Corp.	4,448	575,126
Jack Henry & Associates, Inc.	1,379	226,487
Kyndryl Holdings, Inc.(1)	6,639	104,166
Marqeta, Inc., Class A(1)	5,494	31,865
Mastercard, Inc., Class A	5,810	2,064,235
MAXIMUS, Inc.	765	62,791
MongoDB, Inc.(1)	196	41,066
Okta, Inc.(1)	363	25,878
Paychex, Inc.	5,659	624,754
Payoneer Global, Inc.(1)	9,439	54,746
PayPal Holdings, Inc.(1)	8,093	595,645
Perficient, Inc.(1)	80	5,664
Remitly Global, Inc.(1)	2,220	32,479
Sabre Corp.(1)	2,132	10,788
Snowflake, Inc., Class A(1)	1,513	233,577
SS&C Technologies Holdings, Inc.	517	30,348
TTEC Holdings, Inc.	119	4,791
Tucows, Inc., Class A(1)(2)	51	1,179
Twilio, Inc., Class A(1)	724	48,660
VeriSign, Inc.(1)	430	84,637
Verra Mobility Corp.(1)	2,671	46,021
Visa, Inc., Class A	12,574	2,765,526
Western Union Co.	7,370	95,515
WEX, Inc.(1)	550	106,046
		13,067,327
Leisure Products — 0.2%
Acushnet Holdings Corp.	918	44,303
American Outdoor Brands, Inc.(1)	305	2,815
Brunswick Corp.	2,281	199,405
Clarus Corp.	253	2,505
Hasbro, Inc.	534	29,375
Malibu Boats, Inc., Class A(1)	1,042	62,270
34

Avantis U.S. Equity Fund
	Shares	Value
MasterCraft Boat Holdings, Inc.(1)	673	$22,727
Mattel, Inc.(1)	2,007	36,106
Nautilus, Inc.(1)	588	952
Polaris, Inc.	1,594	181,317
Smith & Wesson Brands, Inc.	2,127	23,269
Sturm Ruger & Co., Inc.	1,010	58,853
Topgolf Callaway Brands Corp.(1)	2,038	47,241
Vista Outdoor, Inc.(1)	1,946	55,578
YETI Holdings, Inc.(1)	2,166	84,431
		851,147
Life Sciences Tools and Services — 1.0%
AbCellera Biologics, Inc.(1)(2)	9,145	76,818
Adaptive Biotechnologies Corp.(1)	962	8,225
Agilent Technologies, Inc.	1,724	244,756
Avantor, Inc.(1)	2,394	58,342
Azenta, Inc.(1)	823	36,121
Berkeley Lights, Inc.(1)	64	112
Bionano Genomics, Inc.(1)(2)	9,131	12,236
Bio-Rad Laboratories, Inc., Class A(1)	331	158,165
Bio-Techne Corp.	816	59,274
Bruker Corp.	2,063	142,182
Charles River Laboratories International, Inc.(1)	183	40,139
Danaher Corp.	2,405	595,310
Illumina, Inc.(1)	539	107,369
Inotiv, Inc.(1)(2)	878	6,585
IQVIA Holdings, Inc.(1)	1,293	269,552
Maravai LifeSciences Holdings, Inc., Class A(1)	1,771	26,122
MaxCyte, Inc.(1)	1,890	8,581
Medpace Holdings, Inc.(1)	254	49,246
Mettler-Toledo International, Inc.(1)	181	259,501
OmniAb, Inc.(1)	182	504
OmniAb, Inc.(1)	182	485
PerkinElmer, Inc.	582	72,500
Quanterix Corp.(1)	542	5,962
Repligen Corp.(1)	303	52,834
Seer, Inc.(1)	2,342	9,579
SomaLogic, Inc.(1)	1,931	4,905
Sotera Health Co.(1)	1,121	18,709
Syneos Health, Inc.(1)	186	7,481
Thermo Fisher Scientific, Inc.	1,455	788,261
Waters Corp.(1)	1,124	349,440
West Pharmaceutical Services, Inc.	983	311,640
		3,780,936
Machinery — 2.5%
AGCO Corp.	1,087	153,060
Alamo Group, Inc.	139	25,352
Albany International Corp., Class A	1,150	116,058
Allison Transmission Holdings, Inc.	1,321	62,748
Altra Industrial Motion Corp.	1,132	69,652
Astec Industries, Inc.	209	9,411
Barnes Group, Inc.	798	33,628
35

Avantis U.S. Equity Fund
	Shares	Value
Caterpillar, Inc.	6,718	$1,609,297
Chart Industries, Inc.(1)	355	47,393
Crane Holdings Co.	898	107,562
Cummins, Inc.	1,448	351,980
Deere & Co.	3,965	1,662,287
Desktop Metal, Inc., Class A(1)(2)	2,197	3,339
Donaldson Co., Inc.	4,083	258,250
Dover Corp.	549	82,295
Enerpac Tool Group Corp.	189	5,090
ESCO Technologies, Inc.	315	29,355
Evoqua Water Technologies Corp.(1)	1,789	86,874
Federal Signal Corp.	688	36,306
Fortive Corp.	1,371	91,391
Graco, Inc.	2,940	204,448
Greenbrier Cos., Inc.	795	25,527
Helios Technologies, Inc.	388	26,283
Hillenbrand, Inc.	929	43,793
Hyster-Yale Materials Handling, Inc.	139	5,408
IDEX Corp.	266	59,845
Illinois Tool Works, Inc.	2,019	470,750
Ingersoll Rand, Inc.	3,083	179,030
ITT, Inc.	1,098	99,797
Kadant, Inc.	246	52,806
Kennametal, Inc.	2,621	74,253
Lincoln Electric Holdings, Inc.	1,859	312,182
Lindsay Corp.	224	33,710
Manitowoc Co., Inc.(1)	304	5,749
Microvast Holdings, Inc.(1)	1,335	1,722
Middleby Corp.(1)	205	31,875
Miller Industries, Inc.	151	4,199
Mueller Industries, Inc.	2,905	214,883
Mueller Water Products, Inc., Class A	2,715	37,657
Nikola Corp.(1)(2)	820	1,820
NN, Inc.(1)	691	1,271
Nordson Corp.	313	68,747
Omega Flex, Inc.	78	9,078
Oshkosh Corp.	2,158	192,472
Otis Worldwide Corp.	1,694	143,346
PACCAR, Inc.	11,491	829,650
Parker-Hannifin Corp.	321	112,944
Park-Ohio Holdings Corp.	125	1,664
Pentair PLC	444	24,837
Proterra, Inc.(1)(2)	1,940	8,148
Proto Labs, Inc.(1)	403	12,670
RBC Bearings, Inc.(1)	319	73,309
REV Group, Inc.	1,440	16,834
Snap-on, Inc.	1,285	319,554
SPX Technologies, Inc.(1)	581	40,926
Standex International Corp.	289	33,432
Stanley Black & Decker, Inc.	381	32,617
Tennant Co.	589	41,713
36

Avantis U.S. Equity Fund
	Shares	Value
Terex Corp.	1,789	$105,927
Timken Co.	1,551	132,533
Titan International, Inc.(1)	2,080	25,813
Toro Co.	2,572	284,052
Trinity Industries, Inc.	1,464	40,860
Wabash National Corp.	2,802	76,775
Watts Water Technologies, Inc., Class A	388	67,989
Westinghouse Air Brake Technologies Corp.	1,175	122,588
Xylem, Inc.	671	68,878
		9,615,692
Marine — 0.1%
Eagle Bulk Shipping, Inc.(2)	484	31,591
Genco Shipping & Trading Ltd.	1,967	37,471
Kirby Corp.(1)	1,912	138,677
Matson, Inc.	1,929	128,298
Pangaea Logistics Solutions Ltd.	2,021	13,419
Safe Bulkers, Inc.(2)	2,798	10,493
		359,949
Media — 0.8%
Altice USA, Inc., Class A(1)	842	3,334
AMC Networks, Inc., Class A(1)	1,331	29,761
Boston Omaha Corp., Class A(1)	279	6,721
Cable One, Inc.	143	98,757
Charter Communications, Inc., Class A(1)	680	249,975
Comcast Corp., Class A	31,078	1,155,169
Cumulus Media, Inc., Class A(1)	504	2,732
DISH Network Corp., Class A(1)	7,941	90,607
Entravision Communications Corp., Class A	2,377	15,593
Fox Corp., Class A	6,354	222,517
Fox Corp., Class B	3,073	99,104
Gray Television, Inc.	1,992	23,306
Interpublic Group of Cos., Inc.	3,801	135,088
John Wiley & Sons, Inc., Class A	69	3,070
Liberty Broadband Corp., Class A(1)	212	18,387
Liberty Broadband Corp., Class C(1)	1,146	99,324
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	173	5,603
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	297	9,569
Loyalty Ventures, Inc.(1)	1	2
New York Times Co., Class A	3,092	119,042
News Corp., Class A	4,508	77,312
News Corp., Class B	1,406	24,268
Nexstar Media Group, Inc., Class A	505	93,880
Omnicom Group, Inc.	1,905	172,536
Paramount Global, Class B	7,418	158,894
PubMatic, Inc., Class A(1)	2,210	33,548
Scholastic Corp.	1,060	48,347
Sinclair Broadcast Group, Inc., Class A	563	9,160
Sirius XM Holdings, Inc.	2,311	10,145
TechTarget, Inc.(1)	102	3,848
TEGNA, Inc.	439	7,639
Thryv Holdings, Inc.(1)	568	13,541
37

Avantis U.S. Equity Fund
	Shares	Value
Trade Desk, Inc., Class A(1)	1,746	$97,706
WideOpenWest, Inc.(1)	2,553	27,904
		3,166,389
Metals and Mining — 1.7%
Alcoa Corp.	5,866	287,082
Alpha Metallurgical Resources, Inc.	876	146,940
Arconic Corp.(1)	2,288	60,495
ATI, Inc.(1)	2,064	83,902
Carpenter Technology Corp.	1,064	51,423
Century Aluminum Co.(1)	1,342	16,198
Cleveland-Cliffs, Inc.(1)	18,770	400,364
Coeur Mining, Inc.(1)	4,989	15,566
Commercial Metals Co.	4,284	221,697
Freeport-McMoRan, Inc.	29,865	1,223,569
Gold Resource Corp.(2)	3,735	3,415
Haynes International, Inc.	157	8,589
Hecla Mining Co.	11,425	58,839
Kaiser Aluminum Corp.	498	39,501
MP Materials Corp.(1)	3,374	118,090
Newmont Corp.	11,500	501,515
Nucor Corp.	8,009	1,341,027
Olympic Steel, Inc.	404	21,210
Ramaco Resources, Inc.(2)	1,527	15,194
Reliance Steel & Aluminum Co.	1,817	450,325
Royal Gold, Inc.	942	111,900
Ryerson Holding Corp.	1,270	45,631
Schnitzer Steel Industries, Inc., Class A	1,280	41,843
Steel Dynamics, Inc.	6,503	820,093
SunCoke Energy, Inc.	3,751	35,672
TimkenSteel Corp.(1)	2,117	38,720
Tredegar Corp.	1,180	13,712
United States Steel Corp.	10,901	333,898
Warrior Met Coal, Inc.	3,057	116,991
Worthington Industries, Inc.	833	50,347
		6,673,748
Multiline Retail — 0.7%
Big Lots, Inc.	932	13,374
Dillard's, Inc., Class A	218	77,697
Dollar General Corp.	2,273	491,650
Dollar Tree, Inc.(1)	2,892	420,150
Kohl's Corp.	5,840	163,754
Macy's, Inc.	10,794	220,845
Nordstrom, Inc.	4,513	87,913
Ollie's Bargain Outlet Holdings, Inc.(1)	379	21,808
Target Corp.	6,563	1,105,865
		2,603,056
Multi-Utilities — 0.8%
Ameren Corp.	3,397	280,966
Avista Corp.	1,948	80,102
CenterPoint Energy, Inc.	6,606	183,779
CMS Energy Corp.	2,533	149,371
38

Avantis U.S. Equity Fund
	Shares	Value
Consolidated Edison, Inc.	6,586	$588,459
Dominion Energy, Inc.	3,716	206,684
DTE Energy Co.	1,992	218,542
NiSource, Inc.	9,640	264,425
NorthWestern Corp.	1,029	59,456
Public Service Enterprise Group, Inc.	3,563	215,312
Sempra Energy	3,801	569,998
Unitil Corp.	565	30,691
WEC Energy Group, Inc.	2,217	196,559
		3,044,344
Oil, Gas and Consumable Fuels — 8.4%
Alto Ingredients, Inc.(1)	755	2,205
Antero Midstream Corp.	11,707	123,392
Antero Resources Corp.(1)	10,354	271,275
APA Corp.	12,132	465,626
Arch Resources, Inc.	1,137	178,907
Berry Corp.	3,422	32,269
California Resources Corp.	2,483	104,783
Callon Petroleum Co.(1)	3,295	127,714
Cheniere Energy, Inc.	1,998	314,365
Chesapeake Energy Corp.	4,247	343,200
Chevron Corp.	19,633	3,156,397
Chord Energy Corp.	1,858	250,124
Civitas Resources, Inc.	2,406	168,829
Clean Energy Fuels Corp.(1)	3,357	18,799
CNX Resources Corp.(1)	8,153	125,149
Comstock Resources, Inc.(2)	4,528	54,970
ConocoPhillips	20,765	2,146,063
CONSOL Energy, Inc.	1,572	86,036
Coterra Energy, Inc.	24,180	603,775
Crescent Energy Co., Class A(2)	1,612	18,602
CVR Energy, Inc.	1,422	45,120
Delek US Holdings, Inc.	3,735	94,010
Denbury, Inc.(1)	1,876	156,402
Devon Energy Corp.	19,635	1,058,719
DHT Holdings, Inc.	4,534	52,458
Diamondback Energy, Inc.	6,200	871,596
Dorian LPG Ltd.	1,894	41,573
DT Midstream, Inc.	2,637	132,377
Earthstone Energy, Inc., Class A(1)	3,598	50,192
EnLink Midstream LLC(1)	8,756	98,593
EOG Resources, Inc.	13,885	1,569,283
EQT Corp.	9,743	323,273
Equitrans Midstream Corp.	21,295	128,409
Evolution Petroleum Corp.	1,487	9,680
Exxon Mobil Corp.	45,321	4,981,231
Gevo, Inc.(1)(2)	2,230	4,125
Green Plains, Inc.(1)	925	32,070
Hallador Energy Co.(1)	1,673	12,765
Hess Corp.	7,723	1,040,288
Hess Midstream LP, Class A	1,073	29,422
39

Avantis U.S. Equity Fund
	Shares	Value
HF Sinclair Corp.	7,255	$360,719
HighPeak Energy, Inc.(2)	808	21,614
International Seaways, Inc.	1,366	70,267
Kimbell Royalty Partners LP	2,153	33,221
Kinder Morgan, Inc.	19,417	331,254
Kosmos Energy Ltd.(1)	24,330	191,477
Magnolia Oil & Gas Corp., Class A	8,457	184,785
Marathon Oil Corp.	27,368	688,305
Marathon Petroleum Corp.	11,112	1,373,443
Matador Resources Co.	5,277	283,850
Murphy Oil Corp.	6,639	259,054
New Fortress Energy, Inc.	738	24,347
Nordic American Tankers Ltd.	8,182	36,246
Northern Oil & Gas, Inc.	531	16,482
Occidental Petroleum Corp.	16,465	964,190
ONEOK, Inc.	10,482	686,047
Ovintiv, Inc.	9,448	404,091
PBF Energy, Inc., Class A	5,998	262,173
PDC Energy, Inc.	4,658	312,598
Peabody Energy Corp.(1)	5,403	147,502
Permian Resources Corp.	9,713	104,998
Phillips 66	11,980	1,228,669
Pioneer Natural Resources Co.	5,263	1,054,758
Plains GP Holdings LP, Class A(2)	9,674	134,565
Range Resources Corp.	12,205	328,803
Ranger Oil Corp., Class A	1,332	55,278
REX American Resources Corp.(1)	564	18,618
Ring Energy, Inc.(1)(2)	4,287	9,003
SandRidge Energy, Inc.(1)	2,068	30,172
Scorpio Tankers, Inc.	1,387	83,719
SFL Corp. Ltd.	6,302	65,037
SilverBow Resources, Inc.(1)	1,005	24,743
Sitio Royalties Corp., Class A	2,276	53,509
SM Energy Co.	6,183	182,460
Southwestern Energy Co.(1)	54,207	287,297
Talos Energy, Inc.(1)	3,477	61,925
Targa Resources Corp.	7,349	544,561
Teekay Tankers Ltd., Class A(1)	1,161	52,419
Texas Pacific Land Corp.	196	348,917
VAALCO Energy, Inc.	2,868	13,451
Valero Energy Corp.	9,989	1,315,851
Viper Energy Partners LP	1,359	38,908
Vital Energy, Inc.(1)	861	44,247
Williams Cos., Inc.	22,573	679,447
World Fuel Services Corp.	1,606	44,085
		32,781,171
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	642	24,775
Glatfelter Corp.	1,507	5,787
Louisiana-Pacific Corp.	3,453	202,035
Mercer International, Inc.	2,526	27,230
40

Avantis U.S. Equity Fund
	Shares	Value
Sylvamo Corp.	2,010	$99,153
		358,980
Personal Products — 0.2%
BellRing Brands, Inc.(1)	203	6,269
Coty, Inc., Class A(1)	226	2,554
Edgewell Personal Care Co.	654	27,926
Estee Lauder Cos., Inc., Class A	1,959	476,135
Herbalife Nutrition Ltd.(1)	446	8,630
Inter Parfums, Inc.	360	43,347
Medifast, Inc.	515	57,747
Nu Skin Enterprises, Inc., Class A	1,997	79,560
USANA Health Sciences, Inc.(1)	442	26,865
		729,033
Pharmaceuticals — 3.9%
Aclaris Therapeutics, Inc.(1)	957	11,924
Amneal Pharmaceuticals, Inc.(1)	658	1,356
Amphastar Pharmaceuticals, Inc.(1)	1,262	40,207
ANI Pharmaceuticals, Inc.(1)	550	23,012
Arvinas, Inc.(1)	1,841	56,427
Assertio Holdings, Inc.(1)(2)	2,974	16,446
Atea Pharmaceuticals, Inc.(1)	3,630	12,850
Athira Pharma, Inc.(1)	865	2,664
Bristol-Myers Squibb Co.	29,807	2,055,491
Catalent, Inc.(1)	1,264	86,230
Corcept Therapeutics, Inc.(1)	3,958	82,445
Elanco Animal Health, Inc.(1)	2,049	23,502
Eli Lilly & Co.	5,804	1,806,321
Harmony Biosciences Holdings, Inc.(1)	1,234	54,333
Harrow Health, Inc.(1)	1,499	26,862
Innoviva, Inc.(1)	2,990	36,089
Jazz Pharmaceuticals PLC(1)	1,889	265,216
Johnson & Johnson	21,938	3,362,218
Ligand Pharmaceuticals, Inc.(1)	480	34,627
Merck & Co., Inc.	31,880	3,386,931
Nektar Therapeutics(1)	1,106	1,526
NGM Biopharmaceuticals, Inc.(1)	636	3,015
Nuvation Bio, Inc.(1)	2,146	4,163
Organon & Co.	1,514	37,078
Perrigo Co. PLC	1,973	74,362
Pfizer, Inc.	58,928	2,390,709
Phibro Animal Health Corp., Class A	349	5,483
Prestige Consumer Healthcare, Inc.(1)	1,185	71,396
ProPhase Labs, Inc.(2)	711	5,198
Reata Pharmaceuticals, Inc., Class A(1)	1	31
Royalty Pharma PLC, Class A	4,252	152,434
SIGA Technologies, Inc.	2,227	15,255
Supernus Pharmaceuticals, Inc.(1)	1,246	46,837
Theravance Biopharma, Inc.(1)	88	951
Viatris, Inc.	40,662	463,547
Zoetis, Inc.	3,630	606,210
		15,263,346
41

Avantis U.S. Equity Fund
	Shares	Value
Professional Services — 0.6%
ASGN, Inc.(1)	367	$32,590
Barrett Business Services, Inc.	411	39,448
Booz Allen Hamilton Holding Corp.	2,030	192,302
CACI International, Inc., Class A(1)	73	21,389
CBIZ, Inc.(1)	1,968	98,577
Clarivate PLC(1)	7,062	71,538
CoStar Group, Inc.(1)	2,588	182,868
CRA International, Inc.	224	27,881
Dun & Bradstreet Holdings, Inc.	380	4,564
Equifax, Inc.	584	118,278
Exponent, Inc.	1,023	105,267
First Advantage Corp.(1)	1,404	20,372
Franklin Covey Co.(1)	585	27,419
FTI Consulting, Inc.(1)	197	36,191
Heidrick & Struggles International, Inc.	865	29,695
Insperity, Inc.	1,312	162,806
Jacobs Solutions, Inc.	365	43,617
KBR, Inc.	1,649	90,876
Kelly Services, Inc., Class A	1,355	22,669
Kforce, Inc.	916	57,241
Korn Ferry	2,010	112,339
Leidos Holdings, Inc.	263	25,529
ManpowerGroup, Inc.	1,108	94,047
NV5 Global, Inc.(1)	172	18,098
Planet Labs PBC(1)(2)	5,590	25,770
RCM Technologies, Inc.(1)	304	4,384
Resources Connection, Inc.	1,465	26,458
Robert Half International, Inc.	3,564	287,330
Science Applications International Corp.	224	23,887
TransUnion	796	52,082
TriNet Group, Inc.(1)	1,299	107,648
TrueBlue, Inc.(1)	1,245	23,282
Verisk Analytics, Inc.	840	143,732
		2,330,174
Real Estate Management and Development — 0.3%
CBRE Group, Inc., Class A(1)	4,839	411,992
Cushman & Wakefield PLC(1)	1,625	21,027
Douglas Elliman, Inc.	2,917	12,310
Forestar Group, Inc.(1)	454	6,479
FRP Holdings, Inc.(1)	20	1,093
Howard Hughes Corp.(1)	629	52,282
Jones Lang LaSalle, Inc.(1)	937	163,469
Kennedy-Wilson Holdings, Inc.	3,861	64,517
Marcus & Millichap, Inc.	1,365	46,915
RE/MAX Holdings, Inc., Class A	648	11,982
RMR Group, Inc., Class A	648	18,235
St. Joe Co.	992	42,487
Zillow Group, Inc., Class A(1)	1,616	66,822
Zillow Group, Inc., Class C(1)	6,358	267,036
		1,186,646
42

Avantis U.S. Equity Fund
	Shares	Value
Road and Rail — 1.9%
ArcBest Corp.	1,239	$119,192
Avis Budget Group, Inc.(1)	172	37,781
Covenant Logistics Group, Inc.	651	22,557
CSX Corp.	39,804	1,213,624
Daseke, Inc.(1)	1,443	11,760
Heartland Express, Inc.	2,232	36,002
Hertz Global Holdings, Inc.(1)	8,237	152,467
JB Hunt Transport Services, Inc.	2,706	489,218
Knight-Swift Transportation Holdings, Inc.	4,689	266,523
Landstar System, Inc.	1,426	257,807
Marten Transport Ltd.	2,708	59,766
Norfolk Southern Corp.	4,363	980,890
Old Dominion Freight Line, Inc.	2,504	849,507
PAM Transportation Services, Inc.(1)	436	12,644
RXO, Inc.(1)	879	18,081
Ryder System, Inc.	2,604	254,958
Saia, Inc.(1)	1,143	309,604
Schneider National, Inc., Class B	1,675	47,000
TuSimple Holdings, Inc., Class A(1)	2,225	4,272
Uber Technologies, Inc.(1)	5,594	186,056
U-Haul Holding Co.(2)	273	17,529
U-Haul Holding Co., Non-Voting Shares	2,457	136,683
Union Pacific Corp.	8,731	1,809,762
Universal Logistics Holdings, Inc.	451	13,395
US Xpress Enterprises, Inc., Class A(1)	274	430
Werner Enterprises, Inc.	2,684	124,672
XPO, Inc.(1)	879	29,323
		7,461,503
Semiconductors and Semiconductor Equipment — 5.0%
ACM Research, Inc., Class A(1)	1,253	13,006
Advanced Micro Devices, Inc.(1)	9,637	757,275
Allegro MicroSystems, Inc.(1)	1,211	52,896
Alpha & Omega Semiconductor Ltd.(1)	643	17,175
Amkor Technology, Inc.	4,994	128,645
Analog Devices, Inc.	3,311	607,469
Applied Materials, Inc.	11,374	1,321,090
Axcelis Technologies, Inc.(1)	1,221	156,947
AXT, Inc.(1)	2,464	10,768
Broadcom, Inc.	1,937	1,151,140
CEVA, Inc.(1)	370	11,677
Cirrus Logic, Inc.(1)	1,724	177,141
Cohu, Inc.(1)	1,163	43,264
Diodes, Inc.(1)	2,082	190,899
Enphase Energy, Inc.(1)	1,912	402,533
Entegris, Inc.	1,443	122,987
First Solar, Inc.(1)	1,490	252,019
FormFactor, Inc.(1)	1,211	36,451
GLOBALFOUNDRIES, Inc.(1)(2)	1,563	102,126
Intel Corp.	41,045	1,023,252
KLA Corp.	2,187	829,704
43

Avantis U.S. Equity Fund
	Shares	Value
Kulicke & Soffa Industries, Inc.	2,255	$120,192
Lam Research Corp.	2,429	1,180,518
Lattice Semiconductor Corp.(1)	701	59,557
Magnachip Semiconductor Corp.(1)	601	5,758
Marvell Technology, Inc.	4,008	180,961
MaxLinear, Inc.(1)	2,409	82,412
Microchip Technology, Inc.	4,146	335,950
Micron Technology, Inc.	21,115	1,220,869
MKS Instruments, Inc.	885	85,783
Monolithic Power Systems, Inc.	313	151,583
NVIDIA Corp.	10,245	2,378,479
NXP Semiconductors NV	2,118	378,021
ON Semiconductor Corp.(1)	12,255	948,660
Onto Innovation, Inc.(1)	941	77,604
PDF Solutions, Inc.(1)	768	28,754
Photronics, Inc.(1)	3,795	66,868
Power Integrations, Inc.	1,251	102,895
Qorvo, Inc.(1)	1,536	154,967
QUALCOMM, Inc.	11,362	1,403,548
Rambus, Inc.(1)	1,432	63,337
Semtech Corp.(1)	543	16,730
Silicon Laboratories, Inc.(1)	54	9,641
Skyworks Solutions, Inc.	2,845	317,417
SMART Global Holdings, Inc.(1)	2,037	34,018
SolarEdge Technologies, Inc.(1)	522	165,954
Synaptics, Inc.(1)	920	108,201
Teradyne, Inc.	4,306	435,509
Texas Instruments, Inc.	11,356	1,946,986
Ultra Clean Holdings, Inc.(1)	1,864	59,387
Universal Display Corp.	515	69,963
Veeco Instruments, Inc.(1)	988	21,015
Wolfspeed, Inc.(1)(2)	1,176	87,000
		19,707,001
Software — 5.3%
A10 Networks, Inc.	1,937	29,481
ACI Worldwide, Inc.(1)	251	6,488
Adeia, Inc.	4,400	43,384
Adobe, Inc.(1)	2,679	867,862
American Software, Inc., Class A	628	8,503
ANSYS, Inc.(1)	336	102,013
Aspen Technology, Inc.(1)	420	89,044
Autodesk, Inc.(1)	2,357	468,312
Bentley Systems, Inc., Class B	1,233	49,887
Bill.com Holdings, Inc.(1)	547	46,293
Black Knight, Inc.(1)	377	22,469
Blackbaud, Inc.(1)	48	2,673
Box, Inc., Class A(1)	1,329	44,322
C3.ai, Inc., Class A(1)(2)	1,892	42,721
Cadence Design Systems, Inc.(1)	3,097	597,535
Ceridian HCM Holding, Inc.(1)	388	28,297
CommVault Systems, Inc.(1)	646	38,037
44

Avantis U.S. Equity Fund
	Shares	Value
Consensus Cloud Solutions, Inc.(1)	294	$12,066
Crowdstrike Holdings, Inc., Class A(1)	1,698	204,932
Datadog, Inc., Class A(1)	734	56,166
DocuSign, Inc.(1)	1,998	122,577
Dolby Laboratories, Inc., Class A	512	42,127
Dropbox, Inc., Class A(1)	1,553	31,681
Duck Creek Technologies, Inc.(1)	1,597	30,247
Dynatrace, Inc.(1)	454	19,309
Elastic NV(1)	232	13,693
Envestnet, Inc.(1)	56	3,501
Fair Isaac Corp.(1)	220	149,026
Fortinet, Inc.(1)	5,153	306,294
Gen Digital, Inc.	2,630	51,311
Guidewire Software, Inc.(1)	731	51,324
HubSpot, Inc.(1)	150	58,029
InterDigital, Inc.	969	70,727
Intuit, Inc.	1,093	445,048
LiveRamp Holdings, Inc.(1)	716	16,919
Manhattan Associates, Inc.(1)	1,571	225,831
Marathon Digital Holdings, Inc.(1)(2)	1,792	12,723
Microsoft Corp.	49,020	12,226,568
MicroStrategy, Inc., Class A(1)	6	1,574
NCR Corp.(1)	943	24,075
Nutanix, Inc., Class A(1)	878	24,804
OneSpan, Inc.(1)	120	1,622
Oracle Corp.	6,108	533,839
Palantir Technologies, Inc., Class A(1)	6,821	53,477
Palo Alto Networks, Inc.(1)	3,402	640,835
Paycom Software, Inc.(1)	950	274,607
Paylocity Holding Corp.(1)	260	50,079
Procore Technologies, Inc.(1)	234	15,676
Progress Software Corp.	642	36,876
PROS Holdings, Inc.(1)	347	9,053
PTC, Inc.(1)	165	20,679
Qualys, Inc.(1)	1,191	140,717
Rapid7, Inc.(1)	344	16,271
RingCentral, Inc., Class A(1)	153	5,055
Riot Platforms, Inc.(1)(2)	1,138	7,113
Roper Technologies, Inc.	306	131,641
Salesforce, Inc.(1)	3,465	566,909
ServiceNow, Inc.(1)	949	410,129
Splunk, Inc.(1)	446	45,715
SPS Commerce, Inc.(1)	399	60,105
Synopsys, Inc.(1)	1,041	378,674
Tenable Holdings, Inc.(1)	482	21,319
Tyler Technologies, Inc.(1)	156	50,115
UiPath, Inc., Class A(1)	1,377	20,435
Unity Software, Inc.(1)	612	18,629
Verint Systems, Inc.(1)	99	3,701
VirnetX Holding Corp.(1)(2)	637	1,134
VMware, Inc., Class A(1)	763	84,029
45

Avantis U.S. Equity Fund
	Shares	Value
Workday, Inc., Class A(1)	579	$107,387
Workiva, Inc.(1)	347	30,952
Xperi, Inc.(1)	1,053	12,310
Zoom Video Communications, Inc., Class A(1)	3,435	256,217
Zscaler, Inc.(1)	240	31,476
		20,724,649
Specialty Retail — 2.9%
Aaron's Co., Inc.	1,139	16,345
Abercrombie & Fitch Co., Class A(1)	2,006	58,996
Academy Sports & Outdoors, Inc.	3,804	225,007
Advance Auto Parts, Inc.	1,908	276,584
American Eagle Outfitters, Inc.	4,424	63,573
America's Car-Mart, Inc.(1)	283	24,044
Arko Corp.	3,379	27,100
Asbury Automotive Group, Inc.(1)	791	179,636
AutoNation, Inc.(1)	1,958	267,287
AutoZone, Inc.(1)	93	231,248
Bath & Body Works, Inc.	773	31,593
Best Buy Co., Inc.	4,874	405,078
Big 5 Sporting Goods Corp.	321	2,834
Buckle, Inc.	1,782	72,688
Build-A-Bear Workshop, Inc.(1)	1,114	23,338
Burlington Stores, Inc.(1)	2,285	489,561
Caleres, Inc.	2,141	55,902
CarMax, Inc.(1)	1,491	102,939
Cato Corp., Class A	608	5,624
Chico's FAS, Inc.(1)	7,596	43,677
Children's Place, Inc.(1)	496	20,768
Citi Trends, Inc.(1)	310	8,692
Container Store Group, Inc.(1)	332	1,444
Designer Brands, Inc., Class A	3,573	34,980
Destination XL Group, Inc.(1)	3,385	20,242
Dick's Sporting Goods, Inc.	2,161	277,969
Five Below, Inc.(1)	1,398	285,611
Floor & Decor Holdings, Inc., Class A(1)	2,329	213,826
Foot Locker, Inc.	4,733	206,927
GameStop Corp., Class A(1)(2)	144	2,769
Gap, Inc.	8,170	106,292
Genesco, Inc.(1)	669	30,085
Group 1 Automotive, Inc.	719	158,949
Guess?, Inc.	1,409	29,645
Haverty Furniture Cos., Inc.	552	20,832
Hibbett, Inc.	768	55,242
Home Depot, Inc.	3,832	1,136,341
Kirkland's, Inc.(1)(2)	193	625
Leslie's, Inc.(1)	1,884	23,757
Lithia Motors, Inc.	930	237,317
LL Flooring Holdings, Inc.(1)	428	2,161
Lowe's Cos., Inc.	3,078	633,299
MarineMax, Inc.(1)	860	28,879
Monro, Inc.	56	2,825
46

Avantis U.S. Equity Fund
	Shares	Value
Murphy USA, Inc.	981	$250,243
National Vision Holdings, Inc.(1)	585	21,856
ODP Corp.(1)	1,904	86,213
O'Reilly Automotive, Inc.(1)	496	411,730
Penske Automotive Group, Inc.	1,020	147,033
RH(1)	456	136,358
Ross Stores, Inc.	5,378	594,484
Sally Beauty Holdings, Inc.(1)	1,334	21,464
Shoe Carnival, Inc.	492	12,964
Signet Jewelers Ltd.	2,014	144,243
Sonic Automotive, Inc., Class A	922	52,453
Sportsman's Warehouse Holdings, Inc.(1)	796	7,156
Tilly's, Inc., Class A(1)	712	6,180
TJX Cos., Inc.	18,147	1,390,060
Tractor Supply Co.	2,936	684,851
TravelCenters of America, Inc.(1)	734	61,913
Ulta Beauty, Inc.(1)	1,432	742,922
Upbound Group, Inc.	2,885	77,462
Urban Outfitters, Inc.(1)	2,130	57,404
Victoria's Secret & Co.(1)	3,269	129,583
Williams-Sonoma, Inc.	2,607	325,666
Zumiez, Inc.(1)	640	14,886
		11,519,655
Technology Hardware, Storage and Peripherals — 4.2%
Apple, Inc.	105,074	15,488,958
Avid Technology, Inc.(1)	259	7,527
Dell Technologies, Inc., Class C	2,087	84,816
Diebold Nixdorf, Inc.(1)	309	995
Eastman Kodak Co.(1)	2,017	6,979
Hewlett Packard Enterprise Co.	10,968	171,210
HP, Inc.	5,124	151,260
Immersion Corp.	1,954	14,948
NetApp, Inc.	2,900	187,195
Pure Storage, Inc., Class A(1)	1,885	53,798
Seagate Technology Holdings PLC	2,805	181,091
Stratasys Ltd.(1)	65	842
Super Micro Computer, Inc.(1)	867	84,940
Western Digital Corp.(1)	4,088	157,306
Xerox Holdings Corp.	2,848	46,964
		16,638,829
Textiles, Apparel and Luxury Goods — 1.0%
Capri Holdings Ltd.(1)	4,929	244,331
Carter's, Inc.	1,203	90,694
Columbia Sportswear Co.	506	44,123
Crocs, Inc.(1)	1,885	229,423
Deckers Outdoor Corp.(1)	786	327,251
Fossil Group, Inc.(1)	764	3,308
G-III Apparel Group Ltd.(1)	1,426	23,693
Kontoor Brands, Inc.	1,131	58,982
Lakeland Industries, Inc.	124	1,881
Levi Strauss & Co., Class A	2,442	43,810
47

Avantis U.S. Equity Fund
	Shares	Value
lululemon athletica, Inc.(1)	1,677	$518,528
Movado Group, Inc.	613	21,222
NIKE, Inc., Class B	8,125	965,169
Oxford Industries, Inc.	933	109,730
PVH Corp.	2,090	167,702
Ralph Lauren Corp.	1,442	170,430
Rocky Brands, Inc.	110	2,928
Skechers USA, Inc., Class A(1)	1,975	87,907
Steven Madden Ltd.	1,100	39,930
Tapestry, Inc.	8,573	373,011
Under Armour, Inc., Class A(1)	6,609	65,627
Under Armour, Inc., Class C(1)	7,167	63,070
Unifi, Inc.(1)	394	4,078
VF Corp.	3,131	77,712
		3,734,540
Thrifts and Mortgage Finance — 0.4%
Axos Financial, Inc.(1)	2,555	121,082
Blue Foundry Bancorp(1)(2)	1,039	12,717
Bridgewater Bancshares, Inc.(1)	809	11,900
Columbia Financial, Inc.(1)(2)	962	20,298
Enact Holdings, Inc.	915	22,189
Essent Group Ltd.	4,232	181,765
Federal Agricultural Mortgage Corp., Class C	285	40,430
FS Bancorp, Inc.	140	5,030
Hingham Institution For Savings	30	8,541
Home Bancorp, Inc.	231	9,136
Kearny Financial Corp.	2,765	27,761
Merchants Bancorp	397	12,009
MGIC Investment Corp.	12,915	177,711
Mr. Cooper Group, Inc.(1)	2,696	125,175
New York Community Bancorp, Inc.	18,436	163,712
NMI Holdings, Inc., Class A(1)	4,148	96,814
Northfield Bancorp, Inc.	1,268	18,652
PennyMac Financial Services, Inc.	1,046	63,252
Provident Financial Services, Inc.	2,497	58,305
Radian Group, Inc.	6,855	146,354
Southern Missouri Bancorp, Inc.	393	18,188
TFS Financial Corp.	577	8,361
Timberland Bancorp, Inc.	313	10,573
TrustCo Bank Corp. NY	1,026	38,434
Walker & Dunlop, Inc.	1,358	118,458
Waterstone Financial, Inc.	1,058	17,034
WSFS Financial Corp.	1,578	78,758
		1,612,639
Trading Companies and Distributors — 1.1%
Air Lease Corp.	4,494	194,500
Alta Equipment Group, Inc.	676	12,716
Applied Industrial Technologies, Inc.	796	113,717
BlueLinx Holdings, Inc.(1)	434	36,625
Boise Cascade Co.	2,057	142,159
Fastenal Co.	8,539	440,271
48

Avantis U.S. Equity Fund
	Shares	Value
GATX Corp.	1,504	$164,071
GMS, Inc.(1)	1,792	108,792
H&E Equipment Services, Inc.	1,941	107,726
Herc Holdings, Inc.	1,406	201,888
Hudson Technologies, Inc.(1)	2,646	26,804
McGrath RentCorp	1,075	110,553
MSC Industrial Direct Co., Inc., Class A	722	61,023
NOW, Inc.(1)	3,177	40,824
Rush Enterprises, Inc., Class A	1,829	103,668
Rush Enterprises, Inc., Class B	295	17,694
SiteOne Landscape Supply, Inc.(1)	519	76,988
Textainer Group Holdings Ltd.	1,559	51,322
Titan Machinery, Inc.(1)	997	45,653
Triton International Ltd.	3,108	214,266
United Rentals, Inc.	1,899	889,738
Univar Solutions, Inc.(1)	248	8,618
Veritiv Corp.	747	113,126
Watsco, Inc.	365	111,219
WESCO International, Inc.(1)	504	83,452
WW Grainger, Inc.	1,218	814,148
		4,291,561
Water Utilities — 0.1%
American States Water Co.	389	34,738
American Water Works Co., Inc.	2,135	299,711
California Water Service Group	1,285	73,553
Essential Utilities, Inc.	555	23,743
		431,745
Wireless Telecommunication Services — 0.3%
Gogo, Inc.(1)	445	7,325
Shenandoah Telecommunications Co.	1,063	20,750
Telephone & Data Systems, Inc.	3,403	43,184
T-Mobile U.S., Inc.(1)	8,658	1,230,994
United States Cellular Corp.(1)	828	19,980
		1,322,233
TOTAL COMMON STOCKS (Cost $385,577,125)		390,573,933
RIGHTS†
Diversified Financial Services†
Acacia Research Corp.(1) (Cost $—)	646	7
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	229,108	229,108
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,245,744	1,245,744
TOTAL SHORT-TERM INVESTMENTS (Cost $1,474,852)		1,474,852
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $387,051,977)		392,048,792
OTHER ASSETS AND LIABILITIES — (0.1)%		(556,076)
TOTAL NET ASSETS — 100.0%		$391,492,716

49

Avantis U.S. Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,709,354. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,759,885, which includes securities collateral of $514,141.

See Notes to Financial Statements.
50

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Large Cap Value Fund
	Shares	Value
COMMON STOCKS — 98.7%
Aerospace and Defense — 0.3%
BWX Technologies, Inc.	1,427	$87,204
Woodward, Inc.	1,955	193,545
		280,749
Air Freight and Logistics — 2.3%
Expeditors International of Washington, Inc.	4,053	423,782
FedEx Corp.	3,100	629,982
United Parcel Service, Inc., Class B	6,625	1,208,996
		2,262,760
Airlines — 1.2%
Alaska Air Group, Inc.(1)	4,638	221,836
Southwest Airlines Co.	13,499	453,296
United Airlines Holdings, Inc.(1)	10,239	532,018
		1,207,150
Auto Components — 0.5%
Autoliv, Inc.	1,904	176,272
BorgWarner, Inc.	6,254	314,451
		490,723
Automobiles — 1.5%
Ford Motor Co.	44,677	539,252
General Motors Co.	20,949	811,564
Harley-Davidson, Inc.	16	761
Thor Industries, Inc.	1,695	154,228
		1,505,805
Banks — 6.9%
Citigroup, Inc.	17,964	910,595
Comerica, Inc.	3,463	242,756
East West Bancorp, Inc.	3,555	270,927
JPMorgan Chase & Co.	17,171	2,461,463
KeyCorp	18,089	330,848
PNC Financial Services Group, Inc.	2,635	416,119
Popular, Inc.	2,082	148,655
Signature Bank	962	110,678
SVB Financial Group(1)	707	203,694
Synovus Financial Corp.	4,046	169,163
U.S. Bancorp	3,432	163,809
Wells Fargo & Co.	19,724	922,491
Western Alliance Bancorp	2,499	185,526
Zions Bancorp NA	3,688	186,687
		6,723,411
Beverages — 0.1%
Coca-Cola Consolidated, Inc.	147	81,857
National Beverage Corp.(1)	720	33,588
		115,445
Biotechnology — 2.5%
Biogen, Inc.(1)	2,154	581,279
Gilead Sciences, Inc.	13,079	1,053,252
Moderna, Inc.(1)	5,852	812,316
United Therapeutics Corp.(1)	5	1,230
		2,448,077
51

Avantis U.S. Large Cap Value Fund
	Shares	Value
Building Products — 1.1%
Advanced Drainage Systems, Inc.	860	$76,308
Builders FirstSource, Inc.(1)	4,567	387,190
Owens Corning	2,640	258,165
Trex Co., Inc.(1)	3,507	179,313
UFP Industries, Inc.	1,792	153,270
		1,054,246
Capital Markets — 4.3%
Ameriprise Financial, Inc.	2,285	783,458
Carlyle Group, Inc.	6,172	212,317
Evercore, Inc., Class A	1,345	176,437
Goldman Sachs Group, Inc.	2,892	1,016,972
Morgan Stanley	10,523	1,015,469
Northern Trust Corp.	4,228	402,802
Raymond James Financial, Inc.	7	759
Stifel Financial Corp.	2,467	164,870
T. Rowe Price Group, Inc.	3,457	388,152
TPG, Inc.	1,571	51,874
		4,213,110
Chemicals — 3.0%
Celanese Corp.	2,535	294,643
CF Industries Holdings, Inc.	4,439	381,266
Chemours Co.	5,572	190,451
Dow, Inc.	11,458	655,397
Huntsman Corp.	5,873	172,314
LyondellBasell Industries NV, Class A	5,503	528,233
Mosaic Co.	6,547	348,235
Olin Corp.	3,871	223,550
Westlake Corp.	892	106,273
		2,900,362
Construction Materials — 0.2%
Eagle Materials, Inc.	1,274	178,768
Consumer Finance — 3.2%
Ally Financial, Inc.	8,140	244,607
American Express Co.	5,200	904,748
Capital One Financial Corp.	6,467	705,420
Credit Acceptance Corp.(1)	186	82,647
Discover Financial Services	5,560	622,720
OneMain Holdings, Inc.	4,495	193,690
Synchrony Financial	11,189	399,559
		3,153,391
Containers and Packaging — 0.8%
International Paper Co.	7,816	284,424
Packaging Corp. of America	2,334	319,105
WestRock Co.	6,065	190,441
		793,970
Diversified Financial Services — 0.5%
Equitable Holdings, Inc.	8,665	272,254
Voya Financial, Inc.	2,720	202,613
		474,867
52

Avantis U.S. Large Cap Value Fund
	Shares	Value
Diversified Telecommunication Services — 3.2%
AT&T, Inc.	73,804	$1,395,634
Iridium Communications, Inc.	3,623	222,343
Verizon Communications, Inc.	37,868	1,469,657
		3,087,634
Electrical Equipment — 0.2%
Atkore, Inc.(1)	1,632	238,305
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	14,268	484,399
Flex Ltd.(1)	11,187	254,616
Jabil, Inc.	4,534	376,458
		1,115,473
Energy Equipment and Services — 0.2%
ChampionX Corp.	5,165	157,894
Entertainment — 0.1%
World Wrestling Entertainment, Inc., Class A	1,514	127,176
Food and Staples Retailing — 0.8%
Casey's General Stores, Inc.	1,035	215,228
Kroger Co.	13,632	588,085
		803,313
Food Products — 0.4%
Bunge Ltd.	3,379	322,695
Pilgrim's Pride Corp.(1)	1,308	30,594
		353,289
Health Care Equipment and Supplies — 0.4%
Hologic, Inc.(1)	4,398	350,257
QuidelOrtho Corp.(1)	6	521
		350,778
Health Care Providers and Services — 1.1%
AMN Healthcare Services, Inc.(1)	7	630
Humana, Inc.	1,513	748,965
Molina Healthcare, Inc.(1)	1,286	354,075
		1,103,670
Hotels, Restaurants and Leisure — 1.0%
Boyd Gaming Corp.	1,657	107,921
Darden Restaurants, Inc.	2,361	337,599
Hilton Grand Vacations, Inc.(1)	2,060	98,344
Norwegian Cruise Line Holdings Ltd.(1)	13,530	200,515
Texas Roadhouse, Inc.	2,119	215,163
		959,542
Household Durables — 1.1%
Lennar Corp., B Shares	327	26,703
Lennar Corp., Class A	5,698	551,224
NVR, Inc.(1)	68	351,806
Toll Brothers, Inc.	8	480
Whirlpool Corp.	1,196	165,024
		1,095,237
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp.	15,506	382,688
Clearway Energy, Inc., Class A	7	208
Clearway Energy, Inc., Class C	13	408
		383,304
53

Avantis U.S. Large Cap Value Fund
	Shares	Value
Insurance — 6.5%
Aflac, Inc.	7,849	$534,909
American Financial Group, Inc.	1,912	256,418
American International Group, Inc.	13,346	815,574
Axis Capital Holdings Ltd.	2,764	167,830
F&G Annuities & Life, Inc.	436	8,881
Fidelity National Financial, Inc.	6,420	255,901
First American Financial Corp.	2,001	113,617
Hanover Insurance Group, Inc.	3	418
Hartford Financial Services Group, Inc.	7,920	619,978
MetLife, Inc.	6,120	438,988
Old Republic International Corp.	6,151	162,202
Primerica, Inc.	1,371	263,150
Progressive Corp.	6,041	867,004
Prudential Financial, Inc.	7,195	719,500
Reinsurance Group of America, Inc.	1,442	208,326
RenaissanceRe Holdings Ltd.	3	645
Travelers Cos., Inc.	4,451	823,969
Unum Group	2,963	132,002
		6,389,312
Interactive Media and Services — 4.1%
Alphabet, Inc., Class A(1)	10,593	954,006
Alphabet, Inc., Class C(1)	9,170	828,051
Meta Platforms, Inc., Class A(1)	12,843	2,246,754
		4,028,811
Internet and Direct Marketing Retail — 0.5%
eBay, Inc.	10,072	462,305
Leisure Products — 0.4%
Brunswick Corp.	2,165	189,264
Polaris, Inc.	1,629	185,299
		374,563
Machinery — 2.9%
Caterpillar, Inc.	5,885	1,409,752
Deere & Co.	2,821	1,182,676
Lincoln Electric Holdings, Inc.	236	39,631
PACCAR, Inc.	3,300	238,260
		2,870,319
Media — 0.8%
Comcast Corp., Class A	11,000	408,870
DISH Network Corp., Class A(1)	4,515	51,516
Fox Corp., Class A	6,510	227,980
Fox Corp., Class B	2,949	95,106
		783,472
Metals and Mining — 4.7%
Alcoa Corp.	4,899	239,757
ATI, Inc.(1)	4,218	171,462
Cleveland-Cliffs, Inc.(1)	16,772	357,747
Commercial Metals Co.	4,509	233,341
Freeport-McMoRan, Inc.	21,442	878,479
Newmont Corp.	14,794	645,166
Nucor Corp.	5,122	857,628
54

Avantis U.S. Large Cap Value Fund
	Shares	Value
Reliance Steel & Aluminum Co.	1,578	$391,091
Steel Dynamics, Inc.	4,838	610,120
United States Steel Corp.	7,814	239,343
		4,624,134
Multiline Retail — 0.3%
Dillard's, Inc., Class A	116	41,344
Kohl's Corp.	32	897
Macy's, Inc.	10,896	222,932
		265,173
Oil, Gas and Consumable Fuels — 14.9%
Antero Midstream Corp.	6,087	64,157
Antero Resources Corp.(1)	5,677	148,737
APA Corp.	6,590	252,924
Chesapeake Energy Corp.	2,749	222,147
Chevron Corp.	10,022	1,611,237
Chord Energy Corp.	875	117,792
Civitas Resources, Inc.	1,169	82,029
ConocoPhillips	10,439	1,078,871
Coterra Energy, Inc.	11,344	283,260
Devon Energy Corp.	9,662	520,975
Diamondback Energy, Inc.	3,189	448,310
EnLink Midstream LLC(1)	7,451	83,898
EOG Resources, Inc.	6,967	787,410
EQT Corp.	6,481	215,040
Exxon Mobil Corp.	17,352	1,907,158
Hess Corp.	4,166	561,160
Hess Midstream LP, Class A	706	19,359
HF Sinclair Corp.	3,154	156,817
Magnolia Oil & Gas Corp., Class A	3,813	83,314
Marathon Oil Corp.	12,791	321,694
Marathon Petroleum Corp.	5,867	725,161
Matador Resources Co.	2,588	139,208
Murphy Oil Corp.	3,241	126,464
Occidental Petroleum Corp.	7,273	425,907
ONEOK, Inc.	6,780	443,751
Ovintiv, Inc.	4,994	213,593
PBF Energy, Inc., Class A	2,666	116,531
PDC Energy, Inc.	2,204	147,910
Phillips 66	6,338	650,025
Pioneer Natural Resources Co.	2,765	554,134
Range Resources Corp.	7,367	198,467
SM Energy Co.	4,019	118,601
Southwestern Energy Co.(1)	28,397	150,504
Targa Resources Corp.	3,994	295,955
Texas Pacific Land Corp.	111	197,601
Valero Energy Corp.	5,201	685,128
Williams Cos., Inc.	12,888	387,929
		14,543,158
Paper and Forest Products†
Louisiana-Pacific Corp.	23	1,346
55

Avantis U.S. Large Cap Value Fund
	Shares	Value
Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	15,347	$1,058,329
Jazz Pharmaceuticals PLC(1)	1,728	242,611
Merck & Co., Inc.	18,230	1,936,755
Pfizer, Inc.	46,846	1,900,542
Viatris, Inc.	19,836	226,131
		5,364,368
Professional Services — 0.5%
Clarivate PLC(1)	13,504	136,795
Robert Half International, Inc.	3,059	246,617
TriNet Group, Inc.(1)	1,045	86,599
		470,011
Real Estate Management and Development — 0.5%
Jones Lang LaSalle, Inc.(1)	1,289	224,879
Zillow Group, Inc., Class A(1)	1,460	60,371
Zillow Group, Inc., Class C(1)	5,747	241,374
		526,624
Road and Rail — 5.1%
CSX Corp.	29,231	891,253
Hertz Global Holdings, Inc.(1)	5,242	97,029
JB Hunt Transport Services, Inc.	1,976	357,241
Knight-Swift Transportation Holdings, Inc.	3,653	207,637
Landstar System, Inc.	1,254	226,711
Norfolk Southern Corp.	3,438	772,931
Old Dominion Freight Line, Inc.	1,960	664,950
Saia, Inc.(1)	867	234,844
Schneider National, Inc., Class B	1,317	36,955
U-Haul Holding Co.	313	20,098
U-Haul Holding Co., Non-Voting Shares	2,536	141,078
Union Pacific Corp.	6,459	1,338,821
		4,989,548
Semiconductors and Semiconductor Equipment — 5.7%
Amkor Technology, Inc.	3,487	89,825
Applied Materials, Inc.	10,424	1,210,747
GLOBALFOUNDRIES, Inc.(1)	1,040	67,953
Lam Research Corp.	1,791	870,444
Micron Technology, Inc.	13,283	768,023
ON Semiconductor Corp.(1)	7,491	579,878
QUALCOMM, Inc.	1,028	126,989
Synaptics, Inc.(1)	1,234	145,131
Teradyne, Inc.	2,683	271,359
Texas Instruments, Inc.	8,386	1,437,780
		5,568,129
Specialty Retail — 4.0%
Advance Auto Parts, Inc.	1,282	185,839
Asbury Automotive Group, Inc.(1)	204	46,329
AutoNation, Inc.(1)	1,608	219,508
Best Buy Co., Inc.	3,448	286,563
Burlington Stores, Inc.(1)	1,165	249,601
CarMax, Inc.(1)	2,652	183,094
Dick's Sporting Goods, Inc.	1,778	228,704
56

Avantis U.S. Large Cap Value Fund
	Shares	Value
Murphy USA, Inc.	776	$197,950
RH(1)	428	127,985
TJX Cos., Inc.	11,595	888,177
Tractor Supply Co.	1,950	454,857
Ulta Beauty, Inc.(1)	1,170	606,996
Williams-Sonoma, Inc.	1,872	233,850
		3,909,453
Technology Hardware, Storage and Peripherals — 2.1%
Apple, Inc.	13,717	2,022,023
Textiles, Apparel and Luxury Goods — 0.5%
Capri Holdings Ltd.(1)	4,231	209,731
Tapestry, Inc.	6,752	293,779
		503,510
Trading Companies and Distributors — 0.6%
WW Grainger, Inc.	801	535,412
Wireless Telecommunication Services — 0.7%
T-Mobile U.S., Inc.(1)	5,106	725,971
TOTAL COMMON STOCKS (Cost $96,698,624)		96,536,091
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $1,754,000)	1,754,000	1,754,000
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $98,452,624)		98,290,091
OTHER ASSETS AND LIABILITIES — (0.5)%		(493,478)
TOTAL NET ASSETS — 100.0%		$97,796,613

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2023	$596,325	$(2,705)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

See Notes to Financial Statements.
57

FEBRUARY 28, 2023 (UNAUDITED)

Avantis U.S. Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.5%
Aerospace and Defense — 0.4%
AAR Corp.(1)	9,381	$510,233
AerSale Corp.(1)	7,640	151,730
Moog, Inc., Class A	8,633	851,386
		1,513,349
Air Freight and Logistics — 1.3%
Air Transport Services Group, Inc.(1)	55,349	1,158,454
Atlas Air Worldwide Holdings, Inc.(1)	22,531	2,271,350
Hub Group, Inc., Class A(1)	19,753	1,811,943
		5,241,747
Airlines — 0.7%
Allegiant Travel Co.(1)	10,846	1,112,257
JetBlue Airways Corp.(1)	147,490	1,224,167
SkyWest, Inc.(1)	29,145	555,795
		2,892,219
Auto Components — 1.2%
American Axle & Manufacturing Holdings, Inc.(1)	95,275	838,420
Dana, Inc.	19,004	301,023
Goodyear Tire & Rubber Co.(1)	187,810	2,133,522
LCI Industries	9,978	1,125,618
Modine Manufacturing Co.(1)	38	927
Motorcar Parts of America, Inc.(1)	3,651	47,792
Patrick Industries, Inc.	6,522	475,128
Strattec Security Corp.(1)	45	923
		4,923,353
Automobiles — 1.2%
Harley-Davidson, Inc.	5,577	265,186
Thor Industries, Inc.	34,957	3,180,738
Winnebago Industries, Inc.	21,557	1,370,163
Workhorse Group, Inc.(1)(2)	33,668	69,356
		4,885,443
Banks — 15.1%
1st Source Corp.	3,078	153,346
ACNB Corp.	923	34,188
Amalgamated Financial Corp.	10,082	237,431
Amerant Bancorp, Inc.	13,742	390,273
American National Bankshares, Inc.	1,409	47,413
Ameris Bancorp	31,509	1,508,336
Ames National Corp.	1,518	36,766
Arrow Financial Corp.	3,465	105,613
Associated Banc-Corp.	65,118	1,507,482
Banc of California, Inc.	25,830	453,316
BancFirst Corp.	4,390	396,197
Bancorp, Inc.(1)	27,389	947,386
Bank First Corp.(2)	423	34,487
Bank of Hawaii Corp.	15,983	1,196,487
Bank of Marin Bancorp	822	23,838
Bank OZK	13,229	608,931
BankFinancial Corp.	377	3,879
58

Avantis U.S. Small Cap Value Fund
	Shares	Value
BankUnited, Inc.	37,259	$1,319,714
Banner Corp.	17,031	1,072,612
Bar Harbor Bankshares	2,956	88,296
Baycom Corp.	1,850	37,981
BCB Bancorp, Inc.	3,352	58,157
Berkshire Hills Bancorp, Inc.	15,551	451,912
Brookline Bancorp, Inc.	37,017	479,740
Business First Bancshares, Inc.	4,866	101,407
Byline Bancorp, Inc.	9,248	227,963
C&F Financial Corp.	431	24,955
Cadence Bank	36,514	969,812
Cambridge Bancorp	2,130	169,399
Camden National Corp.	3,837	157,893
Capital Bancorp, Inc.	2,756	55,974
Capital City Bank Group, Inc.	2,809	100,197
Capstar Financial Holdings, Inc.	3,560	61,588
Carter Bankshares, Inc.(1)	4,285	74,430
Cathay General Bancorp	28,187	1,209,786
CB Financial Services, Inc.	235	5,793
Central Pacific Financial Corp.	12,145	272,412
Central Valley Community Bancorp	2,641	67,372
Chemung Financial Corp.	842	42,336
City Holding Co.	6,514	639,675
Civista Bancshares, Inc.	2,482	52,941
CNB Financial Corp.	5,326	126,972
Coastal Financial Corp.(1)	250	11,538
Colony Bankcorp, Inc.	416	5,229
Columbia Banking System, Inc.	27,805	826,643
Community Financial Corp.	1,296	51,581
Community Trust Bancorp, Inc.	5,680	242,820
ConnectOne Bancorp, Inc.	15,019	364,211
CrossFirst Bankshares, Inc.(1)	10,197	144,288
Customers Bancorp, Inc.(1)	15,789	486,301
Dime Community Bancshares, Inc.	18,184	557,158
Eagle Bancorp Montana, Inc.	1,752	29,784
Eagle Bancorp, Inc.	14,417	631,609
Enterprise Bancorp, Inc.	1,329	47,033
Enterprise Financial Services Corp.	15,755	858,017
Equity Bancshares, Inc., Class A	4,589	137,945
Esquire Financial Holdings, Inc.	1,574	72,388
Evans Bancorp, Inc.	1,322	51,518
Farmers National Banc Corp.	6,519	92,896
FB Financial Corp.	12,245	461,514
Financial Institutions, Inc.	3,877	96,770
First BanCorp	54,059	784,396
First Bancorp, Inc.	227	6,647
First Bancorp/Southern Pines NC	6,690	277,568
First Bancshares, Inc.	4,395	137,607
First Bank	4,600	62,698
First Busey Corp.	22,561	544,623
First Business Financial Services, Inc.	977	34,605
59

Avantis U.S. Small Cap Value Fund
	Shares	Value
First Commonwealth Financial Corp.	40,712	$651,799
First Community Bankshares, Inc.	2,500	78,050
First Community Corp.	85	1,711
First Financial Corp.	4,114	180,810
First Foundation, Inc.	4,487	67,619
First Guaranty Bancshares, Inc.	266	5,456
First Internet Bancorp	3,003	81,111
First Merchants Corp.	705	28,849
First Mid Bancshares, Inc.	4,108	127,307
First of Long Island Corp.	5,675	96,588
First Savings Financial Group, Inc.	1,383	26,761
First United Corp.	279	5,446
First Western Financial, Inc.(1)	900	23,283
Flushing Financial Corp.	12,918	251,384
FNB Corp.	73,674	1,051,328
FNCB Bancorp, Inc.	206	1,648
Franklin Financial Services Corp.	146	4,777
Fulton Financial Corp.	76,555	1,316,746
FVCBankcorp, Inc.(1)	747	10,122
Great Southern Bancorp, Inc.	4,818	280,359
Hancock Whitney Corp.	35,648	1,751,030
Hanmi Financial Corp.	18,029	425,845
HarborOne Bancorp, Inc.	11,000	150,370
Hawthorn Bancshares, Inc.	792	20,038
HBT Financial, Inc.	2,201	50,007
Heartland Financial USA, Inc.	14,573	720,489
Hilltop Holdings, Inc.	23,313	773,292
HomeStreet, Inc.	8,098	204,313
HomeTrust Bancshares, Inc.	2,923	85,556
Hope Bancorp, Inc.	51,020	653,566
Horizon Bancorp, Inc.	13,036	198,408
Independent Bank Corp. (Michigan)	8,013	176,687
International Bancshares Corp.	21,985	1,066,932
Investar Holding Corp.	2,251	44,345
Lakeland Bancorp, Inc.	18,210	350,542
Lakeland Financial Corp.	3,035	217,367
Landmark Bancorp, Inc.	204	4,719
LCNB Corp.	1,807	33,014
Limestone Bancorp, Inc.	58	1,598
Live Oak Bancshares, Inc.	15,190	524,966
Macatawa Bank Corp.	7,793	85,022
Mercantile Bank Corp.	3,782	130,819
Meridian Corp.	1,533	48,443
Metrocity Bankshares, Inc.	3,750	75,637
Metropolitan Bank Holding Corp.(1)	3,568	199,130
Mid Penn Bancorp, Inc.	2,254	68,972
Midland States Bancorp, Inc.	7,780	202,591
MidWestOne Financial Group, Inc.	3,723	111,839
MVB Financial Corp.	2,840	77,504
National Bank Holdings Corp., Class A	8,652	350,319
National Bankshares, Inc.	300	12,549
60

Avantis U.S. Small Cap Value Fund
	Shares	Value
NBT Bancorp, Inc.	20,589	$835,708
Northeast Bank	1,928	84,986
Northrim BanCorp, Inc.	1,797	94,360
Oak Valley Bancorp	775	21,196
OceanFirst Financial Corp.	14,614	346,644
OFG Bancorp	29,609	900,706
Old National Bancorp	1	18
Old Second Bancorp, Inc.	13,543	224,543
Origin Bancorp, Inc.	8,492	321,932
Orrstown Financial Services, Inc.	2,704	62,192
Pacific Premier Bancorp, Inc.	43,316	1,404,305
PacWest Bancorp	47,666	1,322,731
Park National Corp.	4,634	592,086
Parke Bancorp, Inc.	2,104	42,943
Pathward Financial, Inc.	13,214	674,046
PCB Bancorp	1,436	26,221
Peapack-Gladstone Financial Corp.	6,114	227,135
Peoples Bancorp of North Carolina, Inc.	588	19,810
Peoples Bancorp, Inc.	7,627	237,276
Plumas Bancorp	642	26,964
Popular, Inc.	16,729	1,194,451
Preferred Bank	6,211	437,254
Premier Financial Corp.	12,362	306,825
Primis Financial Corp.	5,304	62,110
QCR Holdings, Inc.	9,206	492,429
RBB Bancorp	3,757	74,238
Red River Bancshares, Inc.	185	9,363
Republic Bancorp, Inc., Class A	3,166	140,887
Republic First Bancorp, Inc.(1)	3,815	7,630
Riverview Bancorp, Inc.	2,994	20,928
Salisbury Bancorp, Inc.	62	1,827
Sandy Spring Bancorp, Inc.	19,669	648,094
SB Financial Group, Inc.	134	2,245
ServisFirst Bancshares, Inc.	7,912	585,092
Shore Bancshares, Inc.	1,205	20,557
Sierra Bancorp	3,475	70,230
Simmons First National Corp., Class A	25,507	567,021
SmartFinancial, Inc.	2,267	61,889
South Plains Financial, Inc.	2,649	69,642
Southern First Bancshares, Inc.(1)	1,448	58,282
Southside Bancshares, Inc.	8,927	340,922
SouthState Corp.	840	67,771
Stock Yards Bancorp, Inc.	18	1,054
Summit Financial Group, Inc.	1,425	36,295
Synovus Financial Corp.	16,965	709,307
Texas Capital Bancshares, Inc.(1)	19,250	1,274,927
Tompkins Financial Corp.	3,663	273,956
Towne Bank	26,674	809,022
TriCo Bancshares	13,380	675,824
Triumph Financial, Inc.(1)	9,789	595,661
Trustmark Corp.	18,782	552,191
61

Avantis U.S. Small Cap Value Fund
	Shares	Value
UMB Financial Corp.	14,429	$1,308,133
Umpqua Holdings Corp.	101,123	1,785,832
Union Bankshares, Inc.	156	3,916
United Community Banks, Inc.	276	9,138
United Security Bancshares	700	5,390
Unity Bancorp, Inc.	1,160	30,636
Univest Financial Corp.	10,161	286,540
Valley National Bancorp	88,160	1,020,893
Veritex Holdings, Inc.	6,925	184,620
Washington Federal, Inc.	31,340	1,099,094
Washington Trust Bancorp, Inc.	6,452	270,984
West BanCorp, Inc.	3,824	80,533
Wintrust Financial Corp.	13,907	1,281,252
		60,679,823
Beverages — 0.3%
Coca-Cola Consolidated, Inc.	2,476	1,378,761
Biotechnology — 1.3%
Catalyst Pharmaceuticals, Inc.(1)	71,471	1,090,648
Cullinan Oncology, Inc.(1)(2)	12,686	143,225
Dynavax Technologies Corp.(1)	28,853	297,186
Emergent BioSolutions, Inc.(1)	26,140	323,613
Ironwood Pharmaceuticals, Inc.(1)	82,482	929,572
Organogenesis Holdings, Inc.(1)	4,707	11,532
Ovid therapeutics, Inc.(1)(2)	4	10
REGENXBIO, Inc.(1)	26,570	591,183
Tango Therapeutics, Inc.(1)	1,587	8,300
Vir Biotechnology, Inc.(1)	81,105	1,849,194
XOMA Corp.(1)(2)	1,119	23,812
		5,268,275
Building Products — 0.9%
Apogee Enterprises, Inc.	10,542	482,402
Insteel Industries, Inc.	9,206	273,879
Masonite International Corp.(1)	15,018	1,333,598
Quanex Building Products Corp.	17,835	462,818
UFP Industries, Inc.	10,675	913,033
		3,465,730
Capital Markets — 2.2%
Artisan Partners Asset Management, Inc., Class A	10,404	343,020
B. Riley Financial, Inc.(2)	2,210	87,914
Cowen, Inc., Class A(2)	13,043	508,546
Diamond Hill Investment Group, Inc.	855	149,283
Evercore, Inc., Class A	15,209	1,995,116
GAMCO Investors, Inc., Class A	544	10,456
Hennessy Advisors, Inc.	490	4,126
Janus Henderson Group PLC	43,067	1,182,620
Moelis & Co., Class A	9,176	393,008
Open Lending Corp., Class A(1)	16,064	113,733
Oppenheimer Holdings, Inc., Class A	2,286	100,790
Piper Sandler Cos.	7,975	1,204,145
Stifel Financial Corp.	16,908	1,129,962
StoneX Group, Inc.(1)	9,623	970,287
62

Avantis U.S. Small Cap Value Fund
	Shares	Value
Virtus Investment Partners, Inc.	3,391	$713,568
		8,906,574
Chemicals — 2.4%
AdvanSix, Inc.	20,486	842,999
American Vanguard Corp.	24,323	507,621
Cabot Corp.	35,373	2,813,215
Chemours Co.	77,791	2,658,896
Hawkins, Inc.	4,636	188,546
Intrepid Potash, Inc.(1)	6,770	214,406
Kronos Worldwide, Inc.	15,640	176,575
LSB Industries, Inc.(1)	21,847	296,901
Orion Engineered Carbons SA	21,130	538,815
Rayonier Advanced Materials, Inc.(1)	27,861	228,460
Stepan Co.	385	40,075
Tronox Holdings PLC, Class A	82,045	1,279,902
Valhi, Inc.	1,270	30,086
		9,816,497
Commercial Services and Supplies — 0.2%
Civeo Corp.(1)	5,607	158,734
Ennis, Inc.	4,672	101,616
Heritage-Crystal Clean, Inc.(1)	10,440	375,631
Interface, Inc.	23,294	205,453
Quad/Graphics, Inc.(1)	8,561	41,864
		883,298
Communications Equipment — 0.3%
ViaSat, Inc.(1)	43,455	1,380,131
Construction and Engineering — 0.6%
Ameresco, Inc., Class A(1)	17,443	766,620
Dycom Industries, Inc.(1)	2,742	230,904
Great Lakes Dredge & Dock Corp.(1)	2	11
MYR Group, Inc.(1)	10,584	1,276,536
Northwest Pipe Co.(1)	1,947	74,960
Tutor Perini Corp.(1)	18,365	148,940
		2,497,971
Construction Materials — 0.1%
Eagle Materials, Inc.	3,974	557,631
United States Lime & Minerals, Inc.	69	11,130
		568,761
Consumer Finance — 1.9%
Atlanticus Holdings Corp.(1)	2,510	80,445
Bread Financial Holdings, Inc.	27,674	1,136,571
Consumer Portfolio Services, Inc.(1)	6,386	70,629
Encore Capital Group, Inc.(1)	10,145	524,294
EZCORP, Inc., Class A(1)	8,933	78,789
Green Dot Corp., Class A(1)	19,310	365,538
LendingClub Corp.(1)	30,933	290,770
Navient Corp.	64,213	1,159,045
Nelnet, Inc., Class A	4,308	404,392
OneMain Holdings, Inc.	14,192	611,533
Oportun Financial Corp.(1)	5,021	30,327
PRA Group, Inc.(1)	15,651	666,107
63

Avantis U.S. Small Cap Value Fund
	Shares	Value
PROG Holdings, Inc.(1)	18,447	$456,010
Regional Management Corp.	2,426	76,468
SLM Corp.	126,000	1,811,880
World Acceptance Corp.(1)	770	71,887
		7,834,685
Distributors†
Funko, Inc., Class A(1)(2)	17	184
Diversified Consumer Services — 1.1%
Adtalem Global Education, Inc.(1)	35,311	1,381,366
Grand Canyon Education, Inc.(1)	17,498	1,982,348
Laureate Education, Inc., Class A	132	1,566
Perdoceo Education Corp.(1)	49,829	686,893
Universal Technical Institute, Inc.(1)	25,324	183,852
		4,236,025
Diversified Financial Services — 0.7%
Alerus Financial Corp.	2,974	59,480
A-Mark Precious Metals, Inc.	8,716	255,466
Jackson Financial, Inc., Class A	51,405	2,332,759
		2,647,705
Diversified Telecommunication Services — 0.8%
ATN International, Inc.	7,362	309,572
EchoStar Corp., Class A(1)	23,130	461,675
Iridium Communications, Inc.	41,945	2,574,165
		3,345,412
Electrical Equipment — 1.7%
Atkore, Inc.(1)	27,592	4,028,984
Encore Wire Corp.	15,242	2,941,859
Preformed Line Products Co.	32	2,853
		6,973,696
Electronic Equipment, Instruments and Components — 1.7%
Bel Fuse, Inc., Class B	2,915	103,541
CTS Corp.	9,571	414,520
Kimball Electronics, Inc.(1)	4,447	111,219
Plexus Corp.(1)	2	192
Sanmina Corp.(1)	50,676	3,063,871
ScanSource, Inc.(1)	544	16,962
TTM Technologies, Inc.(1)	62,174	826,292
Vishay Intertechnology, Inc.	100,316	2,129,709
Vishay Precision Group, Inc.(1)	1,544	67,318
		6,733,624
Energy Equipment and Services — 3.5%
Archrock, Inc.	92,136	1,019,946
Bristow Group, Inc.(1)	12,875	350,715
Dril-Quip, Inc.(1)	17,312	592,936
Liberty Energy, Inc., Class A	61,126	932,172
Nabors Industries Ltd.(1)	5,067	761,621
National Energy Services Reunited Corp.(1)	8,949	57,811
Natural Gas Services Group, Inc.(1)	3,161	34,771
Newpark Resources, Inc.(1)	37,589	166,519
NexTier Oilfield Solutions, Inc.(1)	37,717	344,356
Oceaneering International, Inc.(1)	65,643	1,371,282
64

Avantis U.S. Small Cap Value Fund
	Shares	Value
Oil States International, Inc.(1)	6,690	$61,080
Patterson-UTI Energy, Inc.	46,916	642,749
ProPetro Holding Corp.(1)	58,748	517,570
Select Energy Services, Inc., Class A	2,624	19,470
TechnipFMC PLC(1)	141,486	2,163,321
TETRA Technologies, Inc.(1)	32,370	115,237
Transocean Ltd.(1)	355,414	2,484,344
US Silica Holdings, Inc.(1)	51,337	623,231
Weatherford International PLC(1)	28,070	1,870,023
		14,129,154
Entertainment — 0.2%
Madison Square Garden Entertainment Corp.(1)	9,626	582,662
Marcus Corp.(2)	10,749	172,951
		755,613
Food and Staples Retailing — 1.6%
Andersons, Inc.	8	365
HF Foods Group, Inc.(1)	1,687	6,546
Ingles Markets, Inc., Class A	12,928	1,155,763
Natural Grocers by Vitamin Cottage, Inc.	4,681	51,397
PriceSmart, Inc.	6,845	477,233
SpartanNash Co.	28,593	765,149
Sprouts Farmers Market, Inc.(1)	53,383	1,616,971
United Natural Foods, Inc.(1)	33,454	1,362,581
Village Super Market, Inc., Class A	2,044	45,643
Weis Markets, Inc.	13,414	1,025,366
		6,507,014
Food Products — 0.4%
Cal-Maine Foods, Inc.	14,221	807,753
Fresh Del Monte Produce, Inc.	16,780	524,878
Pilgrim's Pride Corp.(1)	5	117
Seneca Foods Corp., Class A(1)	2,432	135,219
		1,467,967
Health Care Equipment and Supplies — 0.4%
Co-Diagnostics, Inc.(1)(2)	13,905	40,185
FONAR Corp.(1)	475	7,980
QuidelOrtho Corp.(1)	18,901	1,643,253
Utah Medical Products, Inc.	574	52,682
		1,744,100
Health Care Providers and Services — 0.2%
Ensign Group, Inc.	2,000	178,960
Fulgent Genetics, Inc.(1)	14,748	483,587
		662,547
Hotels, Restaurants and Leisure — 1.3%
BJ's Restaurants, Inc.(1)	11,392	364,544
Cheesecake Factory, Inc.(2)	31,204	1,168,278
Chuy's Holdings, Inc.(1)	12,506	447,090
Cracker Barrel Old Country Store, Inc.	11,748	1,280,062
Full House Resorts, Inc.(1)	1,518	14,694
Monarch Casino & Resort, Inc.	8,431	620,690
ONE Group Hospitality, Inc.(1)	10,666	90,661
Playa Hotels & Resorts NV(1)	86,470	771,312
65

Avantis U.S. Small Cap Value Fund
	Shares	Value
RCI Hospitality Holdings, Inc.	4,212	$352,839
Red Robin Gourmet Burgers, Inc.(1)	4,768	40,576
Target Hospitality Corp.(1)	7,103	105,338
		5,256,084
Household Durables — 2.5%
Bassett Furniture Industries, Inc.	2,642	49,009
Beazer Homes USA, Inc.(1)	151	2,251
Cavco Industries, Inc.(1)	1,338	381,330
Ethan Allen Interiors, Inc.	17,413	514,554
GoPro, Inc., Class A(1)	69,441	360,399
Green Brick Partners, Inc.(1)	16,758	522,850
Hooker Furnishings Corp.	1,512	33,241
Hovnanian Enterprises, Inc., Class A(1)	1,596	108,704
KB Home	15,752	555,573
La-Z-Boy, Inc.	2,807	90,891
Legacy Housing Corp.(1)	241	4,810
Lifetime Brands, Inc.	267	2,115
M/I Homes, Inc.(1)	13,855	801,373
MDC Holdings, Inc.	10,052	371,924
Meritage Homes Corp.	6,332	691,644
Skyline Champion Corp.(1)	12,211	835,355
Taylor Morrison Home Corp.(1)	83,774	3,001,622
Tri Pointe Homes, Inc.(1)	64,724	1,543,020
Universal Electronics, Inc.(1)	3,515	44,711
		9,915,376
Independent Power and Renewable Electricity Producers — 0.2%
Ormat Technologies, Inc.(2)	7,348	621,053
Insurance — 4.0%
Ambac Financial Group, Inc.(1)	22,191	367,261
Argo Group International Holdings Ltd.	16,906	491,119
Assured Guaranty Ltd.	24,964	1,558,003
Axis Capital Holdings Ltd.	36,618	2,223,445
Brighthouse Financial, Inc.(1)	38,401	2,220,730
CNO Financial Group, Inc.	47,671	1,221,331
Donegal Group, Inc., Class A	3,433	52,765
Employers Holdings, Inc.	10,283	456,668
Genworth Financial, Inc., Class A(1)	225,216	1,403,096
Hanover Insurance Group, Inc.	16	2,232
Horace Mann Educators Corp.	16,488	609,397
Investors Title Co.	100	16,335
National Western Life Group, Inc., Class A	238	64,210
NI Holdings, Inc.(1)	1,243	17,203
Oscar Health, Inc., Class A(1)	8,049	44,592
Primerica, Inc.	3,477	667,375
ProAssurance Corp.	11,387	226,487
Safety Insurance Group, Inc.	7,626	615,342
Selective Insurance Group, Inc.	16,785	1,704,181
SiriusPoint Ltd.(1)	27,743	196,975
Stewart Information Services Corp.	9,163	389,336
United Fire Group, Inc.	5,307	151,462
Unum Group	35,628	1,587,227
		16,286,772
66

Avantis U.S. Small Cap Value Fund
	Shares	Value
Interactive Media and Services — 0.2%
Cars.com, Inc.(1)	40,989	$786,989
Internet and Direct Marketing Retail†
Duluth Holdings, Inc., Class B(1)(2)	5,416	32,550
IT Services — 0.1%
Cass Information Systems, Inc.	2,275	109,996
Computer Task Group, Inc.(1)	1,148	8,518
International Money Express, Inc.(1)	2,379	60,784
Kyndryl Holdings, Inc.(1)	5,880	92,257
		271,555
Leisure Products — 0.8%
Acushnet Holdings Corp.	8	386
Malibu Boats, Inc., Class A(1)	12,932	772,816
MasterCraft Boat Holdings, Inc.(1)	8,678	293,056
Smith & Wesson Brands, Inc.	33,445	365,888
Sturm Ruger & Co., Inc.	12,455	725,753
Vista Outdoor, Inc.(1)	40,197	1,148,027
		3,305,926
Life Sciences Tools and Services — 0.2%
AbCellera Biologics, Inc.(1)(2)	81,957	688,439
OmniAb, Inc.(1)	2,677	7,413
OmniAb, Inc.(1)	2,677	7,130
		702,982
Machinery — 1.5%
Albany International Corp., Class A	14,081	1,421,055
Greenbrier Cos., Inc.	502	16,119
Kennametal, Inc.	52,388	1,484,152
L.B. Foster Co., Class A(1)	1,249	15,700
Mueller Industries, Inc.	39,583	2,927,955
REV Group, Inc.	7,403	86,541
Terex Corp.	220	13,026
Titan International, Inc.(1)	18,203	225,899
		6,190,447
Marine — 0.9%
Costamare, Inc.	7,096	74,508
Eagle Bulk Shipping, Inc.(2)	8,195	534,887
Genco Shipping & Trading Ltd.	31,978	609,181
Kirby Corp.(1)	4,443	322,251
Matson, Inc.	28,602	1,902,319
Pangaea Logistics Solutions Ltd.	20,109	133,524
Safe Bulkers, Inc.	44,161	165,604
		3,742,274
Media — 0.4%
Cumulus Media, Inc., Class A(1)	11,998	65,029
Entravision Communications Corp., Class A	30,218	198,230
PubMatic, Inc., Class A(1)	16,212	246,098
Scholastic Corp.	24,323	1,109,372
		1,618,729
Metals and Mining — 3.2%
Alpha Metallurgical Resources, Inc.	14,113	2,367,315
Ascent Industries Co.(1)	314	2,901
67

Avantis U.S. Small Cap Value Fund
	Shares	Value
Carpenter Technology Corp.	5,940	$287,080
Coeur Mining, Inc.(1)	1,398	4,362
Commercial Metals Co.	80,029	4,141,501
Haynes International, Inc.	266	14,553
Hecla Mining Co.	300,627	1,548,229
Kaiser Aluminum Corp.	1,417	112,396
Ramaco Resources, Inc.	17,058	169,727
Ryerson Holding Corp.	18,104	650,477
Schnitzer Steel Industries, Inc., Class A	17,163	561,058
SunCoke Energy, Inc.	69,425	660,232
TimkenSteel Corp.(1)	35,428	647,978
Tredegar Corp.	9,795	113,818
Warrior Met Coal, Inc.	45,948	1,758,430
		13,040,057
Multiline Retail — 1.2%
Dillard's, Inc., Class A(2)	2,962	1,055,686
Kohl's Corp.	51,314	1,438,845
Macy's, Inc.	110,954	2,270,119
		4,764,650
Oil, Gas and Consumable Fuels — 12.5%
Antero Midstream Corp.	138,405	1,458,789
Arch Resources, Inc.	10,926	1,719,206
Ardmore Shipping Corp.	3,480	63,162
Berry Corp.	38,660	364,564
California Resources Corp.	32,545	1,373,399
Callon Petroleum Co.(1)	29,950	1,160,862
Chord Energy Corp.	12,266	1,651,249
Civitas Resources, Inc.	23,874	1,675,239
CNX Resources Corp.(1)	78,309	1,202,043
Comstock Resources, Inc.(2)	56,462	685,449
CONSOL Energy, Inc.	20,813	1,139,095
Crescent Energy Co., Class A	13,473	155,478
CVR Energy, Inc.	20,034	635,679
Delek US Holdings, Inc.	36,094	908,486
Denbury, Inc.(1)	23,723	1,977,787
DHT Holdings, Inc.	74,073	857,025
Dorian LPG Ltd.	21,635	474,888
Earthstone Energy, Inc., Class A(1)	39,814	555,405
EnLink Midstream LLC(1)	120,991	1,362,359
Epsilon Energy Ltd.	4,859	27,939
Equitrans Midstream Corp.	212,089	1,278,897
Evolution Petroleum Corp.	16,025	104,323
Hallador Energy Co.(1)	16,621	126,818
Kimbell Royalty Partners LP	37,600	580,168
Kosmos Energy Ltd.(1)	291,453	2,293,735
Magnolia Oil & Gas Corp., Class A	76,325	1,667,701
Matador Resources Co.	47,256	2,541,900
Murphy Oil Corp.	67,305	2,626,241
NACCO Industries, Inc., Class A	2,354	88,016
Northern Oil & Gas, Inc.	19,577	607,670
Overseas Shipholding Group, Inc., Class A(1)	24,038	88,941
68

Avantis U.S. Small Cap Value Fund
	Shares	Value
Par Pacific Holdings, Inc.(1)	30,009	$833,650
PBF Energy, Inc., Class A	49,820	2,177,632
PDC Energy, Inc.	43,227	2,900,964
Peabody Energy Corp.(1)	60,044	1,639,201
Permian Resources Corp.	124,117	1,341,705
Plains GP Holdings LP, Class A(2)	98,281	1,367,089
Range Resources Corp.	66,188	1,783,105
Ranger Oil Corp., Class A	10,940	454,010
REX American Resources Corp.(1)	8,244	272,134
Riley Exploration Permian, Inc.	1,613	49,358
Ring Energy, Inc.(1)(2)	66,787	140,253
SandRidge Energy, Inc.(1)	25,724	375,313
SFL Corp. Ltd.	84,617	873,247
SilverBow Resources, Inc.(1)	8,443	207,867
Sitio Royalties Corp., Class A	22,982	540,307
SM Energy Co.	71,541	2,111,175
Talos Energy, Inc.(1)	55,708	992,159
Teekay Corp.(1)	3,514	21,927
VAALCO Energy, Inc.	39,518	185,339
Vital Energy, Inc.(1)	8,615	442,725
World Fuel Services Corp.	5,559	152,595
		50,314,268
Paper and Forest Products — 1.2%
Clearwater Paper Corp.(1)	12,171	469,679
Louisiana-Pacific Corp.	51,611	3,019,760
Mercer International, Inc.	36,581	394,343
Sylvamo Corp.	16,706	824,107
		4,707,889
Personal Products — 0.4%
Nature's Sunshine Products, Inc.(1)	4,126	44,726
Nu Skin Enterprises, Inc., Class A	29,331	1,168,547
USANA Health Sciences, Inc.(1)	5,730	348,269
		1,561,542
Pharmaceuticals — 0.5%
Assertio Holdings, Inc.(1)(2)	15,274	84,465
Innoviva, Inc.(1)	45,675	551,297
Ligand Pharmaceuticals, Inc.(1)	7,062	509,453
Prestige Consumer Healthcare, Inc.(1)	7,262	437,536
ProPhase Labs, Inc.(2)	2,333	17,054
SIGA Technologies, Inc.	31,011	212,425
Supernus Pharmaceuticals, Inc.(1)	52	1,955
		1,814,185
Professional Services — 1.1%
CBIZ, Inc.(1)	23,033	1,153,723
CRA International, Inc.	1,512	188,198
Heidrick & Struggles International, Inc.	11,832	406,192
Kelly Services, Inc., Class A	7,404	123,869
Kforce, Inc.	4,885	305,264
Korn Ferry	30,155	1,685,363
TrueBlue, Inc.(1)	19,874	371,644
		4,234,253
69

Avantis U.S. Small Cap Value Fund
	Shares	Value
Real Estate Management and Development — 1.0%
Douglas Elliman, Inc.	41,064	$173,290
Five Point Holdings LLC, Class A(1)	14,515	31,788
Forestar Group, Inc.(1)	10,190	145,411
Howard Hughes Corp.(1)	16,266	1,352,030
Kennedy-Wilson Holdings, Inc.	78,106	1,305,151
Marcus & Millichap, Inc.	17,554	603,331
RE/MAX Holdings, Inc., Class A	12,693	234,694
		3,845,695
Road and Rail — 3.0%
ArcBest Corp.	15,963	1,535,640
Covenant Logistics Group, Inc.	4,475	155,059
Heartland Express, Inc.	33,067	533,371
Marten Transport Ltd.	42,552	939,123
PAM Transportation Services, Inc.(1)	3,478	100,862
Ryder System, Inc.	43,092	4,219,138
Saia, Inc.(1)	5,869	1,589,736
Schneider National, Inc., Class B	30,754	862,957
Universal Logistics Holdings, Inc.	1,657	49,213
US Xpress Enterprises, Inc., Class A(1)	5,048	7,925
Werner Enterprises, Inc.	42,636	1,980,442
		11,973,466
Semiconductors and Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor Ltd.(1)	13,415	358,315
Amkor Technology, Inc.	65,326	1,682,798
Axcelis Technologies, Inc.(1)	15,239	1,958,821
Diodes, Inc.(1)	28,047	2,571,629
Kulicke & Soffa Industries, Inc.	35,781	1,907,127
Photronics, Inc.(1)	46,191	813,885
SMART Global Holdings, Inc.(1)	5,138	85,805
Ultra Clean Holdings, Inc.(1)	19,079	607,857
		9,986,237
Software — 0.4%
Adeia, Inc.	30,475	300,484
Cleanspark, Inc.(1)(2)	13,052	36,024
InterDigital, Inc.	16,766	1,223,750
Xperi, Inc.(1)	14,651	171,270
		1,731,528
Specialty Retail — 6.3%
Aaron's Co., Inc.	23,207	333,020
Abercrombie & Fitch Co., Class A(1)	21,257	625,168
Academy Sports & Outdoors, Inc.	43,180	2,554,097
AutoNation, Inc.(1)	11,121	1,518,128
Big 5 Sporting Goods Corp.	10,404	91,867
Buckle, Inc.	18,874	769,871
Build-A-Bear Workshop, Inc.(1)	9,659	202,356
Caleres, Inc.	7,400	193,214
Cato Corp., Class A	10,167	94,045
Chico's FAS, Inc.(1)	92,914	534,256
70

Avantis U.S. Small Cap Value Fund
	Shares	Value
Children's Place, Inc.(1)	6,298	$263,697
Citi Trends, Inc.(1)	4,400	123,376
Conn's, Inc.(1)	10,875	93,199
Container Store Group, Inc.(1)	13,676	59,491
Designer Brands, Inc., Class A	41,874	409,946
Destination XL Group, Inc.(1)	23,632	141,319
Dick's Sporting Goods, Inc.	1,153	148,310
Foot Locker, Inc.	68,919	3,013,139
Group 1 Automotive, Inc.	7,118	1,573,576
Guess?, Inc.	23,094	485,898
Haverty Furniture Cos., Inc.	11,215	423,254
Hibbett, Inc.	8,763	630,323
MarineMax, Inc.(1)	1,441	48,389
Murphy USA, Inc.	10,749	2,741,962
ODP Corp.(1)	27,928	1,264,580
Shoe Carnival, Inc.	11,530	303,816
Signet Jewelers Ltd.	29,383	2,104,411
Sonic Automotive, Inc., Class A	16,883	960,474
Sportsman's Warehouse Holdings, Inc.(1)	8,155	73,313
Tilly's, Inc., Class A(1)	11,039	95,819
TravelCenters of America, Inc.(1)	12,651	1,067,112
Upbound Group, Inc.	27,958	750,672
Urban Outfitters, Inc.(1)	45,731	1,232,450
Zumiez, Inc.(1)	11,140	259,116
		25,183,664
Technology Hardware, Storage and Peripherals†
Immersion Corp.	2,525	19,316
Super Micro Computer, Inc.(1)	135	13,226
		32,542
Textiles, Apparel and Luxury Goods — 1.6%
Capri Holdings Ltd.(1)	4,003	198,429
Crown Crafts, Inc.	31	175
G-III Apparel Group Ltd.(1)	2,140	35,556
Lakeland Industries, Inc.	1,868	28,338
Movado Group, Inc.	9,896	342,599
Oxford Industries, Inc.	10,815	1,271,952
PVH Corp.	40,078	3,215,859
Under Armour, Inc., Class A(1)	65,786	653,255
Under Armour, Inc., Class C(1)	67,665	595,452
Unifi, Inc.(1)	4,426	45,809
Vera Bradley, Inc.(1)	5,863	31,074
		6,418,498
Thrifts and Mortgage Finance — 4.4%
Axos Financial, Inc.(1)	22,120	1,048,267
Bridgewater Bancshares, Inc.(1)	5,299	77,948
Enact Holdings, Inc.	9,161	222,154
Essent Group Ltd.	51,548	2,213,987
Federal Agricultural Mortgage Corp., Class C	4,325	613,545
FS Bancorp, Inc.	2,126	76,387
Greene County Bancorp, Inc.	134	7,544
71

Avantis U.S. Small Cap Value Fund
	Shares	Value
Hingham Institution For Savings	254	$72,314
Home Bancorp, Inc.	1,338	52,918
Kearny Financial Corp.	17,555	176,252
Luther Burbank Corp.	2,236	26,005
Merchants Bancorp	8,404	254,221
MGIC Investment Corp.	164,333	2,261,222
Mr. Cooper Group, Inc.(1)	41,366	1,920,623
New York Community Bancorp, Inc.	224,506	1,993,613
NMI Holdings, Inc., Class A(1)	46,085	1,075,624
Northfield Bancorp, Inc.	13,146	193,378
OP Bancorp	1,343	15,136
PennyMac Financial Services, Inc.	13,369	808,423
Provident Financial Services, Inc.	33,500	782,225
Radian Group, Inc.	83,928	1,791,863
Southern Missouri Bancorp, Inc.	2,022	93,578
Territorial Bancorp, Inc.	886	20,360
Timberland Bancorp, Inc.	1,932	65,263
TrustCo Bank Corp. NY	7,964	298,331
Walker & Dunlop, Inc.	7,149	623,607
Waterstone Financial, Inc.	5,837	93,976
WSFS Financial Corp.	16,282	812,635
		17,691,399
Trading Companies and Distributors — 5.4%
Air Lease Corp.	62,702	2,713,743
Alta Equipment Group, Inc.	328	6,170
BlueLinx Holdings, Inc.(1)	8,216	693,348
Boise Cascade Co.	30,369	2,098,802
GATX Corp.	23,779	2,594,051
Global Industrial Co.	41	1,153
H&E Equipment Services, Inc.	19,829	1,100,509
Herc Holdings, Inc.	16,553	2,376,845
McGrath RentCorp	16,229	1,668,990
NOW, Inc.(1)	55,054	707,444
Rush Enterprises, Inc., Class A	9,809	555,974
Rush Enterprises, Inc., Class B	3,156	189,297
Textainer Group Holdings Ltd.	27,393	901,778
Titan Machinery, Inc.(1)	15,411	705,670
Triton International Ltd.	53,558	3,692,288
Veritiv Corp.	10,281	1,556,955
		21,563,017
Wireless Telecommunication Services — 0.3%
Telephone & Data Systems, Inc.	74,189	941,458
United States Cellular Corp.(1)	10,515	253,727
		1,195,185
TOTAL COMMON STOCKS (Cost $322,176,166)		400,128,470
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,590,735	1,590,735
72

Avantis U.S. Small Cap Value Fund
	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio(3)	5,766,655	$5,766,655
TOTAL SHORT-TERM INVESTMENTS (Cost $7,357,390)		7,357,390
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $329,533,556)		407,485,860
OTHER ASSETS AND LIABILITIES — (1.3)%		(5,142,949)
TOTAL NET ASSETS — 100.0%		$402,342,911

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Russell 2000 E-Mini Index	6	March 2023	$569,730	$(16,059)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,155,727. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,321,098, which includes securities collateral of $554,443.

See Notes to Financial Statements.
73

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Assets
Investment securities, at value (cost of $385,806,233 and $98,452,624, respectively) — including $1,709,354 and $—, respectively of securities on loan	$390,803,048	$98,290,091
Investment made with cash collateral received for securities on loan, at value (cost of $1,245,744 and $—, respectively)	1,245,744	—
Total investment securities, at value (cost of $387,051,977 and $98,452,624, respectively)	392,048,792	98,290,091
Deposits with broker for futures contracts	—	31,800
Receivable for investments sold	2,588	—
Receivable for capital shares sold	222,583	305,756
Dividends and interest receivable	675,547	202,377
Securities lending receivable	4,260	—
	392,953,770	98,830,024

Liabilities
Payable for collateral received for securities on loan	1,245,744	—
Payable for investments purchased	—	1,022,038
Payable for capital shares redeemed	172,249	131
Payable for variation margin on futures contracts	—	1,875
Accrued management fees	43,061	9,367
	1,461,054	1,033,411

Net Assets	$391,492,716	$97,796,613

Net Assets Consist of:
Capital paid in	$389,805,545	$97,163,043
Distributable earnings (loss)	1,687,171	633,570
	$391,492,716	$97,796,613

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Equity Fund
Institutional Class	$362,684,137	26,756,277	$13.56
G Class	$28,808,579	2,123,407	$13.57
Avantis U.S. Large Cap Value Fund
Institutional Class	$97,454,491	8,784,042	$11.09
G Class	$342,122	30,829	$11.10

See Notes to Financial Statements.
74

FEBRUARY 28, 2023 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Assets
Investment securities, at value (cost of $323,766,901) — including $6,155,727 of securities on loan	$401,719,205
Investment made with cash collateral received for securities on loan, at value (cost of $5,766,655)	5,766,655
Total investment securities, at value (cost of $329,533,556)	407,485,860
Deposits with broker for futures contracts	34,800
Receivable for investments sold	26,290
Receivable for capital shares sold	359,428
Receivable for variation margin on futures contracts	60
Dividends and interest receivable	484,885
Securities lending receivable	1,186
408,392,509

Liabilities
Payable for collateral received for securities on loan	5,766,655
Payable for capital shares redeemed	204,946
Accrued management fees	77,997
6,049,598

Net Assets	$402,342,911

Net Assets Consist of:
Capital paid in	$330,541,374
Distributable earnings (loss)	71,801,537
$402,342,911

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis U.S. Small Cap Value Fund
Institutional Class	$399,597,199	27,414,422	$14.58
G Class	$2,745,712	188,303	$14.58

See Notes to Financial Statements.
75

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $1,598, and $229, respectively)	$3,671,710	$979,190
Interest	25,013	14,047
Securities lending, net	18,970	—
	3,715,693	993,237

Expenses:
Management fees	284,687	58,742
Interest expenses	736	4,096
	285,423	62,838
Fees waived - G Class	(19,877)	(12)
	265,546	62,826

Net investment income (loss)	3,450,147	930,411

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(1,402,282)	492,763
Futures contract transactions	52,906	(8,553)
	(1,349,376)	484,210

Change in net unrealized appreciation (depreciation) on:
Investments	14,448,260	4,223,439
Futures contracts	(33,220)	(2,705)
	14,415,040	4,220,734

Net realized and unrealized gain (loss)	13,065,664	4,704,944

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,515,811	$5,635,355

See Notes to Financial Statements.
76

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis U.S. Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $5,271)	$4,140,290
Interest	24,622
Securities lending, net	19,571
4,184,483

Expenses:
Management fees	468,342
Interest expenses	8,887
477,229
Fees waived - G Class	(3,078)
474,151

Net investment income (loss)	3,710,332

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(6,865,990)
Futures contract transactions	73,051
(6,792,939)

Change in net unrealized appreciation (depreciation) on:
Investments	41,106,594
Futures contracts	(8,431)
41,098,163

Net realized and unrealized gain (loss)	34,305,224

Net Increase (Decrease) in Net Assets Resulting from Operations	$38,015,556

See Notes to Financial Statements.
77

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022 (EXCEPT AS NOTED)
	Avantis U.S. Equity Fund		Avantis U.S. Large Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022(1)
Operations
Net investment income (loss)	$3,450,147	$4,974,050	$930,411	$143,321
Net realized gain (loss)	(1,349,376)	(2,843,513)	484,210	—
Change in net unrealized appreciation (depreciation)	14,415,040	(46,177,385)	4,220,734	(4,385,972)
Net increase (decrease) in net assets resulting from operations	16,515,811	(44,046,848)	5,635,355	(4,242,651)

Distributions to Shareholders
From earnings:
Institutional Class	(5,658,110)	(3,104,121)	(759,075)	—
G Class	(440,390)	(24,544)	(59)	—
Decrease in net assets from distributions	(6,098,500)	(3,128,665)	(759,134)	—

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	17,597,616	196,915,104	12,333,771	84,829,272

Net increase (decrease) in net assets	28,014,927	149,739,591	17,209,992	80,586,621

Net Assets
Beginning of period	363,477,789	213,738,198	80,586,621	—
End of period	$391,492,716	$363,477,789	$97,796,613	$80,586,621
(1)June 21, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
78

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis U.S. Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$3,710,332	$5,716,688
Net realized gain (loss)	(6,792,939)	24,682,785
Change in net unrealized appreciation (depreciation)	41,098,163	(36,340,051)
Net increase (decrease) in net assets resulting from operations	38,015,556	(5,940,578)

Distributions to Shareholders
From earnings:
Institutional Class	(27,748,149)	(18,793,908)
G Class	(175,216)	(13,000)
Decrease in net assets from distributions	(27,923,365)	(18,806,908)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	21,748,656	134,893,216

Net increase (decrease) in net assets	31,840,847	110,145,730

Net Assets
Beginning of period	370,502,064	260,356,334
End of period	$402,342,911	$370,502,064

See Notes to Financial Statements.
79

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis U.S. Equity Fund, Avantis U.S. Large Cap Value Fund and Avantis U.S. Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class. All classes of Avantis U.S. Large Cap Value Fund commenced sale on June 21, 2022, the fund's inception date.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

80

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

81

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis U.S. Equity Fund
Common Stocks	$1,245,744	—	—	—	$1,245,744
Gross amount of recognized liabilities for securities lending transactions					$1,245,744

Avantis U.S. Small Cap Value Fund
Common Stocks	$5,766,655	—	—	—	$5,766,655
Gross amount of recognized liabilities for securities lending transactions					$5,766,655
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 7% of the shares of the Avantis U.S. Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

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For the period ended February 28, 2023, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis U.S. Equity Fund	0.15%	0.15%	0.00%
Avantis U.S. Large Cap Value Fund	0.15%	0.15%	0.00%
Avantis U.S. Small Cap Value Fund	0.25%	0.25%	0.00%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2023 were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Value Fund
Purchases	$30,181,443	$30,524,910	$38,048,949
Sales	$13,007,741	$19,023,628	$39,736,474

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Avantis U.S. Equity Fund
Institutional Class
Sold	3,754,486	$48,657,268	14,744,175	$218,739,743
Issued in reinvestment of distributions	426,384	5,658,110	203,548	3,104,121
Redeemed	(2,992,940)	(39,840,887)	(3,588,094)	(50,154,425)
	1,187,930	14,474,491	11,359,629	171,689,439
G Class
Sold	553,783	7,250,651	1,996,667	28,251,875
Issued in reinvestment of distributions	33,162	440,390	1,608	24,544
Redeemed	(356,734)	(4,567,916)	(216,378)	(3,050,754)
	230,211	3,123,125	1,781,897	25,225,665
Net increase (decrease)	1,418,141	$17,597,616	13,141,526	$196,915,104

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	Six months ended February 28, 2023		Period ended August 31, 2022(1)
	Shares	Amount	Shares	Amount
Avantis U.S. Large Cap Value Fund
Institutional Class
Sold	2,267,510	$25,018,429	7,765,165	$85,673,025
Issued in reinvestment of distributions	69,449	759,075	—	—
Redeemed	(1,240,594)	(13,780,403)	(77,488)	(848,753)
	1,096,365	11,997,101	7,687,677	84,824,272
G Class
Sold	30,324	336,611	500	5,000
Issued in reinvestment of distributions	5	59	—	—
Redeemed	—	—	—	—
	30,329	336,670	500	5,000
Net increase (decrease)	1,126,694	$12,333,771	7,688,177	$84,829,272

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Avantis U.S. Small Cap Value Fund
Institutional Class
Sold	3,910,497	$54,650,370	15,009,023	$228,803,472
Issued in reinvestment of distributions	2,017,881	27,745,867	1,238,456	18,774,999
Redeemed	(4,320,301)	(61,014,693)	(7,563,465)	(114,898,447)
	1,608,077	21,381,544	8,684,014	132,680,024
G Class
Sold	45,543	625,416	167,351	2,462,224
Issued in reinvestment of distributions	12,743	175,216	858	13,000
Redeemed	(31,187)	(433,520)	(17,562)	(262,032)
	27,099	367,112	150,647	2,213,192
Net increase (decrease)	1,635,176	$21,748,656	8,834,661	$134,893,216
(1)June 21, 2022 (fund inception) through August 31, 2022.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

84

As of period end, the funds’ investment securities and other financial instruments were classified as Level 1. The Schedules of Investments provide additional information on the funds’ portfolio holdings.

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis U.S. Equity Fund	$820,717
Avantis U.S. Large Cap Value Fund	$462,565
Avantis U.S. Small Cap Value Fund	$773,200

Value of Derivative Instruments as of February 28, 2023

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis U.S. Large Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,875

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	$60	Payable for variation margin on futures contracts*	—
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

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Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis U.S. Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$52,906	Change in net unrealized appreciation (depreciation) on futures contracts	$(33,220)

Avantis U.S. Large Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(8,553)	Change in net unrealized appreciation (depreciation) on futures contracts	$(2,705)

Avantis U.S. Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$73,051	Change in net unrealized appreciation (depreciation) on futures contracts	$(8,431)

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

Avantis U.S. Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis U.S. Equity Fund	Avantis U.S. Large Cap Value Fund	Avantis U.S. Small Cap Value Fund
Federal tax cost of investments	$387,260,905	$98,452,635	$330,287,636
Gross tax appreciation of investments	$43,235,530	$4,270,228	$94,214,078
Gross tax depreciation of investments	(38,447,643)	(4,432,772)	(17,015,854)
Net tax appreciation (depreciation) of investments	$4,787,887	$(162,544)	$77,198,224

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the Avantis U.S. Equity Fund had accumulated short-term capital losses of $(2,814,540), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
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Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Equity Fund
Institutional Class
2023(3)	$13.23	0.12	0.42	0.54	(0.21)	—	(0.21)	$13.56	4.13%	0.15%(4)	0.15%(4)	1.81%(4)	1.81%(4)	3%	$362,684
2022	$14.93	0.22	(1.78)	(1.56)	(0.10)	(0.04)	(0.14)	$13.23	(10.57)%	0.15%	0.15%	1.52%	1.52%	4%	$338,381
2021	$10.92	0.18	3.95	4.13	(0.09)	(0.03)	(0.12)	$14.93	38.03%	0.15%	0.15%	1.37%	1.37%	3%	$212,075
2020(5)	$10.00	0.12	0.82	0.94	(0.02)	—	(0.02)	$10.92	9.37%	0.15%(4)	0.15%(4)	1.62%(4)	1.62%(4)	3%	$51,531
G Class
2023(3)	$13.26	0.13	0.41	0.54	(0.23)	—	(0.23)	$13.57	4.13%	0.00%(4)(6)	0.15%(4)	1.96%(4)	1.81%(4)	3%	$28,809
2022	$14.95	0.25	(1.78)	(1.53)	(0.12)	(0.04)	(0.16)	$13.26	(10.36)%	0.00%(6)	0.15%	1.67%	1.52%	4%	$25,097
2021(7)	$12.80	0.14	2.01	2.15	—	—	—	$14.95	16.80%	0.00%(4)(6)	0.15%(4)	1.55%(4)	1.40%(4)	3%(8)	$1,663

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Large Cap Value Fund
Institutional Class
2023(3)	$10.48	0.13	0.59	0.72	(0.11)	$11.09	6.88%	0.16%(4)	0.16%(4)	2.38%(4)	2.38%(4)	24%	$97,454
2022(5)	$10.00	0.08	0.40	0.48	—	$10.48	4.80%	0.15%(4)	0.15%(4)	3.59%(4)	3.59%(4)	0%	$80,581
G Class
2023(3)	$10.48	0.15	0.59	0.74	(0.12)	$11.10	7.06%	0.01%(4)	0.16%(4)	2.53%(4)	2.38%(4)	24%	$342
2022(5)	$10.00	0.05	0.43	0.48	—	$10.48	4.80%	0.00%(4)	0.15%(4)	3.74%(4)	3.59%(4)	0%	$5

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)June 21, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis U.S. Small Cap Value Fund
Institutional Class
2023(3)	$14.27	0.14	1.26	1.40	(0.25)	(0.84)	(1.09)	$14.58	10.24%	0.25%(4)	0.25%(4)	1.98%(4)	1.98%(4)	10%	$399,597
2022	$15.20	0.25	(0.29)	(0.04)	(0.19)	(0.70)	(0.89)	$14.27	(0.61)%	0.25%	0.25%	1.70%	1.70%	45%	$368,198
2021	$9.03	0.24	6.01	6.25	(0.08)	—(5)	(0.08)	$15.20	69.57%	0.25%	0.25%	1.81%	1.81%	37%	$260,196
2020(6)	$10.00	0.11	(1.07)	(0.96)	(0.01)	—	(0.01)	$9.03	(9.57)%	0.25%(4)	0.25%(4)	1.89%(4)	1.89%(4)	4%	$79,338
G Class
2023(3)	$14.29	0.16	1.26	1.42	(0.29)	(0.84)	(1.13)	$14.58	10.36%	0.00%(4)(7)	0.25%(4)	2.23%(4)	1.98%(4)	10%	$2,746
2022	$15.22	0.28	(0.28)	—	(0.23)	(0.70)	(0.93)	$14.29	(0.37)%	0.00%(7)	0.25%	1.95%	1.70%	45%	$2,304
2021(8)	$12.82	0.18	2.22	2.40	—	—	—	$15.22	18.72%	0.00%(4)(7)	0.25%(4)	2.00%(4)	1.75%(4)	37%(9)	$161

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)Per-share amount was less than $0.005.
(6)December 4, 2019 (fund inception) through August 31, 2020.
(7)Ratio was less than 0.005%.
(8)January 20, 2021 (commencement of sale) through August 31, 2021.
(9)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.
92

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97501 2304

Semiannual Report

February 28, 2023

Avantis® Emerging Markets Equity Fund
Institutional Class (AVEEX)
G Class (AVENX)
Avantis® International Equity Fund
Institutional Class (AVDEX)
G Class (AVDNX)
Avantis® International Small Cap Value Fund
Institutional Class (AVDVX)
G Class (AVANX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
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Fund Characteristics

FEBRUARY 28, 2023

Avantis Emerging Markets Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.3%
Rights	—*
Warrants	—*
Corporate Bonds	—*
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.3)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	28.7%
Taiwan	17.6%
India	16.0%
South Korea	13.0%
Brazil	5.7%
3

Fund Characteristics

FEBRUARY 28, 2023

Avantis International Equity Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.0%
Rights	—*
Warrants	—*
Short-Term Investments	8.2%
Other Assets and Liabilities	(7.2)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	20.2%
United Kingdom	13.5%
Canada	10.3%
France	9.9%
Switzerland	8.1%

4

Fund Characteristics

FEBRUARY 28, 2023

Avantis International Small Cap Value Fund
Types of Investments in Portfolio	% of net assets
Common Stocks	99.5%
Warrants	—*
Rights	—*
Short-Term Investments	7.2%
Other Assets and Liabilities	(6.7)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	27.6%
United Kingdom	13.7%
Canada	10.1%
Australia	8.4%
Sweden	5.3%

5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class's. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Emerging Markets Equity Fund
Actual
Institutional Class	$1,000	$1,010.90	$1.65	0.33%
G Class	$1,000	$1,012.30	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.16	$1.66	0.33%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis International Equity Fund
Actual
Institutional Class	$1,000	$1,117.10	$1.21	0.23%
G Class	$1,000	$1,118.50	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.65	$1.15	0.23%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis International Small Cap Value Fund
Actual
Institutional Class	$1,000	$1,113.40	$1.89	0.36%
G Class	$1,000	$1,114.20	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,023.01	$1.81	0.36%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
COMMON STOCKS — 99.3%
Brazil — 5.7%
3R Petroleum Oleo E Gas SA(1)	18,200	$127,406
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	2,800	711
AES Brasil Energia SA	3,740	7,086
Aliansce Sonae Shopping Centers SA	47,362	153,969
Alpargatas SA, Preference Shares(1)	11,700	21,208
Alupar Investimento SA	11,400	59,096
Ambev SA, ADR	101,932	259,927
Americanas SA(1)	19,717	3,766
Anima Holding SA(1)	600	368
Atacadao SA	21,000	54,030
Auren Energia SA	23,902	67,523
Azul SA, ADR(1)(2)	1,804	7,360
B3 SA - Brasil Bolsa Balcao	95,000	192,161
Banco ABC Brasil SA, Preference Shares	17,800	61,368
Banco BMG SA, Preference Shares	4,900	1,937
Banco Bradesco SA	43,559	97,095
Banco Bradesco SA, ADR	147,037	372,004
Banco BTG Pactual SA	34,700	133,552
Banco do Brasil SA	51,260	395,260
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	19,000	36,182
Banco Mercantil do Brasil SA, Preference Shares	800	1,523
Banco Pan SA, Preference Shares	28,200	27,632
Banco Santander Brasil SA, ADR(2)	12,690	69,287
BB Seguridade Participacoes SA	22,300	145,672
Bemobi Mobile Tech SA	5,500	14,812
Boa Vista Servicos SA	27,100	39,029
BR Properties SA	655	29,887
BrasilAgro - Co. Brasileira de Propriedades Agricolas	6,400	31,783
Braskem SA, Class A, ADR	6,040	46,810
BRF SA, ADR(1)(2)	30,252	35,697
C&A MODAS SA(1)	4,900	1,909
Camil Alimentos SA	13,900	21,213
CCR SA	101,500	213,452
Centrais Eletricas Brasileiras SA, ADR	12,652	83,124
Centrais Eletricas Brasileiras SA, Class B Preference Shares	7,300	50,001
Cia Brasileira de Aluminio	14,600	29,002
Cia Brasileira de Distribuicao, ADR(2)	19,337	57,624
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	16,316	162,344
Cia de Saneamento de Minas Gerais-COPASA	24,500	67,059
Cia de Saneamento do Parana	13,600	44,135
Cia de Saneamento do Parana, Preference Shares	133,000	86,881
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	15,600	65,017
8

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Cia Energetica de Minas Gerais, ADR	35,129	$68,502
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	3,800	41,648
Cia Paranaense de Energia	23,700	28,383
Cia Paranaense de Energia, ADR	17,663	115,516
Cia Paranaense de Energia, Preference Shares	137,300	186,460
Cia Siderurgica Nacional SA, ADR	80,493	260,797
Cielo SA	70,500	64,906
Clear Sale SA(1)	7,300	7,418
Cogna Educacao(1)	5,800	2,249
Construtora Tenda SA(1)	4,800	4,309
Cosan SA	42,544	121,730
CPFL Energia SA	7,800	44,874
Cristal Pigmentos do Brasil SA, Preference Shares	200	962
Cury Construtora e Incorporadora SA	25,400	60,547
Cyrela Brazil Realty SA Empreendimentos e Participacoes	27,500	79,210
Dexco SA	34,738	43,328
Dexxos Participacoes SA	3,600	5,226
Direcional Engenharia SA	2,300	6,866
EcoRodovias Infraestrutura e Logistica SA	41,300	32,027
EDP - Energias do Brasil SA	26,500	99,563
Embraer SA, ADR(1)	22,538	286,233
Enauta Participacoes SA	14,600	38,735
Energisa SA	22,900	169,012
Eneva SA(1)	42,000	91,614
Engie Brasil Energia SA	6,000	45,051
Equatorial Energia SA	36,900	179,304
Eternit SA	9,288	16,854
Eucatex SA Industria e Comercio, Preference Shares	3,000	5,810
Even Construtora e Incorporadora SA	7,000	6,030
Ez Tec Empreendimentos e Participacoes SA	11,900	28,958
Fleury SA	10,390	28,379
Fras-Le SA	1,000	2,013
Gafisa SA(1)	1,194	1,923
Gerdau SA, ADR	113,713	622,010
Gol Linhas Aereas Inteligentes SA, ADR(1)(2)	2,473	5,342
Gol Linhas Aereas Inteligentes SA, Preference Shares(1)	2,495	2,659
GPS Participacoes e Empreendimentos SA(1)	4,300	9,495
Grazziotin SA, Preference Shares	200	1,028
Grendene SA	11,100	13,845
Grupo Mateus SA(1)	33,900	36,584
Guararapes Confeccoes SA	4,800	3,997
Hapvida Participacoes e Investimentos SA(1)	31,628	27,064
Helbor Empreendimentos SA	720	271
Hidrovias do Brasil SA(1)	73,100	25,551
Hypera SA	10,000	79,477
Iguatemi SA	23,637	87,001
Infracommerce CXAAS SA(1)	8,729	3,251
Instituto Hermes Pardini SA	1,400	5,172
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	4,000	21,614
9

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Inter & Co., Inc.	1,492	$3,034
International Meal Co. Alimentacao SA, Class A(1)	37,500	14,254
Iochpe Maxion SA	20,200	43,483
Irani Papel e Embalagem SA	5,300	8,645
IRB Brasil Resseguros S/A(1)	4,347	15,784
Itau Unibanco Holding SA, ADR	179,148	861,702
Jalles Machado SA	17,600	26,356
JBS SA	21,800	79,573
JHSF Participacoes SA	26,500	21,613
Kepler Weber SA	4,200	15,964
Klabin SA	72,100	268,269
Lavvi Empreendimentos Imobiliarios Ltda	5,200	5,334
Light SA	15,600	7,539
Localiza Rent a Car SA	29,605	314,516
Localiza Rent a Car SA - Receipts(1)	129	1,364
Locaweb Servicos de Internet SA(1)	22,300	20,956
LOG Commercial Properties e Participacoes SA	4,900	13,693
Log-in Logistica Intermodal SA(1)	5,558	32,708
Lojas Quero Quero S/A(1)	15,600	11,919
Lojas Renner SA	23,570	84,277
LPS Brasil Consultoria de Imoveis SA	6,100	2,097
M Dias Branco SA	3,200	20,482
Magazine Luiza SA(1)	22,100	15,323
Mahle-Metal Leve SA	4,400	28,095
Marcopolo SA, Preference Shares	53,500	32,802
Marfrig Global Foods SA	39,200	47,919
Marisa Lojas SA(1)	12,448	1,498
Meliuz SA(1)	92,200	15,497
Metalurgica Gerdau SA, Preference Shares	67,300	161,198
Mills Estruturas e Servicos de Engenharia SA	31,349	67,363
Minerva SA	34,400	74,708
Mitre Realty Empreendimentos E Participacoes LTDA	2,600	1,842
Movida Participacoes SA	24,200	30,415
MPM Corporeos SA(1)	2,100	538
MRV Engenharia e Participacoes SA	27,700	31,322
Multilaser Industrial SA	10,400	4,509
Multiplan Empreendimentos Imobiliarios SA	11,500	55,288
Natura & Co. Holding SA	18,078	53,073
Odontoprev SA	17,160	37,726
Paranapanema SA(1)	200	192
Petro Rio SA(1)	40,500	264,330
Petroleo Brasileiro SA, ADR	93,677	1,038,878
Petroleo Brasileiro SA, ADR, Preference Shares	119,504	1,166,359
Petroreconcavo SA	12,400	67,383
Porto Seguro SA	3,800	19,234
Portobello SA	4,200	5,567
Positivo Tecnologia SA	2,800	3,562
Profarma Distribuidora de Produtos Farmaceuticos SA	1,200	768
Qualicorp Consultoria e Corretora de Seguros SA	5,900	5,263
10

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Raia Drogasil SA	35,800	$154,470
Randon SA Implementos e Participacoes, Preference Shares	8,700	13,128
Rede D'Or Sao Luiz SA	22,910	111,805
Romi SA	6,735	20,737
Rumo SA	43,800	150,421
Santos Brasil Participacoes SA	45,400	69,460
Sao Carlos Empreendimentos e Participacoes SA	100	226
Sao Martinho SA	11,400	59,575
Sendas Distribuidora SA, ADR(2)	15,889	277,899
Ser Educacional SA(1)	2,100	1,504
SIMPAR SA	19,700	27,168
SLC Agricola SA	11,200	105,573
StoneCo Ltd., A Shares(1)	21,636	184,122
Suzano SA, ADR	40,958	373,947
SYN prop e tech SA	7,800	5,959
Taurus Armas SA, Preference Shares	10,600	29,722
Tegma Gestao Logistica SA	400	1,337
Telefonica Brasil SA, ADR(2)	10,742	80,028
TIM SA, ADR(2)	18,131	212,677
TOTVS SA	7,000	36,675
Transmissora Alianca de Energia Eletrica SA	3,200	21,680
Trisul SA	300	183
Tupy SA	7,300	37,926
Ultrapar Participacoes SA, ADR(2)	78,263	198,788
Unipar Carbocloro SA, Class B Preference Shares	6,660	100,508
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares	45,600	59,227
Vale SA, ADR	158,477	2,589,514
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	2,900	4,985
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,400	6,092
Via SA(1)	279,700	104,177
Vibra Energia SA	73,300	207,911
Vivara Participacoes SA	800	3,307
Vulcabras Azaleia SA	8,900	19,056
WEG SA	38,200	284,487
Wilson Sons Holdings Brasil SA	13,800	26,939
Wiz Co.	4,600	5,913
XP, Inc., Class A(1)	1,166	14,482
YDUQS Participacoes SA	13,000	17,506
Zamp SA(1)	10,800	9,881
		17,227,909
Cayman Islands†
Super Hi International Holding Ltd.(1)(2)	7,200	16,052
Chile — 0.7%
Aguas Andinas SA, A Shares	212,600	50,811
Banco de Chile	837,675	87,067
Banco de Credito e Inversiones SA	3,491	109,236
Banco Santander Chile, ADR	9,377	157,346
Besalco SA	2,057	993
11

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
CAP SA	9,814	$81,586
Cencosud SA	76,413	144,436
Cencosud Shopping SA	31,848	45,375
Cia Cervecerias Unidas SA, ADR(2)	858	13,024
Cia Sud Americana de Vapores SA	569,019	54,824
Colbun SA	910,018	104,342
Embotelladora Andina SA, Class B Preference Shares	43,127	106,050
Empresa Nacional de Telecomunicaciones SA	21,346	84,040
Empresas CMPC SA	100,943	167,693
Empresas COPEC SA	17,036	123,032
Enel Americas SA	617,577	76,893
Enel Chile SA	2,403,564	108,204
Engie Energia Chile SA(1)	14,725	8,992
Falabella SA	6,732	14,814
Grupo Security SA	30,991	6,812
Inversiones Aguas Metropolitanas SA	7,601	4,313
Itau CorpBanca Chile SA	21,331,050	45,827
Parque Arauco SA	91,358	111,924
Ripley Corp. SA	168,455	34,577
Salfacorp SA	2,048	851
Sociedad Quimica y Minera de Chile SA, ADR	3,709	329,174
SONDA SA	1,402	686
		2,072,922
China — 28.7%
360 DigiTech, Inc., ADR	17,138	348,930
361 Degrees International Ltd.(1)	85,000	40,767
3SBio, Inc.	140,000	138,830
AAC Technologies Holdings, Inc.(1)(2)	89,000	198,910
AAG Energy Holdings Ltd.	154,000	33,868
Agile Group Holdings Ltd.(1)(2)	200,000	55,122
Agora, Inc., ADR(1)	4,604	14,088
Agricultural Bank of China Ltd., H Shares	1,384,000	479,829
Air China Ltd., H Shares(1)(2)	28,000	25,817
Ajisen China Holdings Ltd.	4,000	428
AK Medical Holdings Ltd.(2)	58,000	69,250
Alibaba Group Holding Ltd., ADR(1)	61,258	5,377,840
Alibaba Health Information Technology Ltd.(1)	150,000	107,404
Alibaba Pictures Group Ltd.(1)(2)	860,000	54,206
A-Living Smart City Services Co. Ltd.	114,750	117,642
Aluminum Corp. of China Ltd., H Shares	500,000	255,316
Angang Steel Co. Ltd., H Shares(2)	4,000	1,312
Anhui Conch Cement Co. Ltd., H Shares	94,500	346,939
Anhui Expressway Co. Ltd., H Shares	80,000	74,767
ANTA Sports Products Ltd.	76,600	1,011,521
Antengene Corp. Ltd.(1)	12,500	6,343
Ascentage Pharma Group International(1)	1,100	3,501
Asia Cement China Holdings Corp.	43,000	21,711
AsiaInfo Technologies Ltd.	22,400	38,715
Autohome, Inc., ADR	8,724	266,082
12

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
BAIC Motor Corp. Ltd., H Shares	47,000	$12,769
Baidu, Inc., ADR(1)	6,314	869,375
BAIOO Family Interactive Ltd.	74,000	4,251
Bairong, Inc.(1)(2)	18,500	25,142
Bank of China Ltd., H Shares	3,717,000	1,363,216
Bank of Chongqing Co. Ltd., H Shares	27,000	14,349
Bank of Communications Co. Ltd., H Shares	490,000	289,716
Baozun, Inc., ADR(1)	1,003	6,309
Baozun, Inc., Class A(1)	1,700	3,569
BBMG Corp., H Shares	5,000	663
BeiGene Ltd., ADR(1)	885	198,798
Beijing Capital International Airport Co. Ltd., H Shares(1)	128,000	93,694
Beijing Enterprises Holdings Ltd.	33,500	109,735
Beijing Enterprises Water Group Ltd.	410,000	102,948
Beijing Jingneng Clean Energy Co. Ltd., H Shares	162,000	40,478
Beijing North Star Co. Ltd., H Shares	4,000	464
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	59,000	91,002
Binjiang Service Group Co. Ltd.	10,500	32,426
BOC Aviation Ltd.	30,500	220,347
BOE Varitronix Ltd.	61,000	135,171
Bosideng International Holdings Ltd.	420,000	232,983
Bright Scholar Education Holdings Ltd., ADR(1)	27	73
Burning Rock Biotech Ltd., ADR(1)(2)	365	1,190
BYD Co. Ltd., H Shares	29,500	793,085
BYD Electronic International Co. Ltd.	132,000	384,898
C&D International Investment Group Ltd.	26,990	87,183
C&D Property Management Group Co. Ltd.(2)	19,000	12,321
Cabbeen Fashion Ltd.	11,000	1,388
Canaan, Inc., ADR(1)(2)	17,159	48,045
Cango, Inc., ADR(2)	5,200	6,916
CanSino Biologics, Inc., H Shares	3,200	24,315
Canvest Environmental Protection Group Co. Ltd.	108,000	53,229
Cathay Media & Education Group, Inc.	12,000	1,822
Central China Management Co. Ltd.(2)	18,000	1,517
Central China New Life Ltd.(1)	62,000	22,251
Central China Real Estate Ltd.	18,000	828
CGN Mining Co. Ltd.(1)	430,000	50,976
Changsha Broad Homes Industrial Group Co. Ltd., H Shares(1)	14,700	9,909
Chaowei Power Holdings Ltd.	36,000	9,185
Cheetah Mobile, Inc., ADR(1)	61	156
China Aircraft Leasing Group Holdings Ltd.	1,000	653
China Automotive Systems, Inc.(1)	741	5,394
China BlueChemical Ltd., H Shares	284,000	64,103
China Bohai Bank Co. Ltd., H Shares	215,000	43,309
China Cinda Asset Management Co. Ltd., H Shares	1,107,000	143,881
China CITIC Bank Corp. Ltd., H Shares	706,000	326,636
China Coal Energy Co. Ltd., H Shares	267,000	206,615
China Communications Services Corp. Ltd., H Shares	382,000	148,520
China Conch Environment Protection Holdings Ltd.(1)	5,500	2,035
13

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
China Conch Venture Holdings Ltd.	226,500	$455,826
China Construction Bank Corp., H Shares	4,379,000	2,676,784
China Datang Corp. Renewable Power Co. Ltd., H Shares	459,000	159,809
China Dongxiang Group Co. Ltd.	210,000	9,238
China East Education Holdings Ltd.(2)	144,000	108,470
China Eastern Airlines Corp. Ltd., H Shares(1)(2)	14,000	5,675
China Education Group Holdings Ltd.	146,000	167,681
China Energy Development Holdings Ltd.(1)	48,000	758
China Everbright Bank Co. Ltd., H Shares	257,000	74,009
China Everbright Environment Group Ltd.	536,000	217,384
China Everbright Greentech Ltd.(2)	104,000	23,744
China Everbright Ltd.	122,000	87,413
China Feihe Ltd.	518,000	415,181
China First Capital Group Ltd.(1)	5,600	56
China Foods Ltd.	32,000	11,303
China Galaxy Securities Co. Ltd., H Shares	340,500	169,719
China Gas Holdings Ltd.	259,400	362,736
China Glass Holdings Ltd.(2)	156,000	22,683
China Harmony Auto Holding Ltd.(2)	31,500	4,137
China High Speed Transmission Equipment Group Co. Ltd.(1)	51,000	21,083
China Hongqiao Group Ltd.	349,000	373,291
China International Capital Corp. Ltd., H Shares	92,400	198,944
China Kepei Education Group Ltd.	68,000	25,678
China Lesso Group Holdings Ltd.	161,000	169,820
China Life Insurance Co. Ltd., Class H	199,580	338,550
China Lilang Ltd.	24,000	12,230
China Literature Ltd.(1)(2)	3,200	13,701
China Longyuan Power Group Corp. Ltd., H Shares	249,000	305,444
China Maple Leaf Educational Systems Ltd.(1)	42,000	1,899
China Medical System Holdings Ltd.	241,000	362,814
China Meidong Auto Holdings Ltd.(2)	76,000	163,614
China Mengniu Dairy Co. Ltd.(1)	282,000	1,241,271
China Merchants Bank Co. Ltd., H Shares	181,500	984,910
China Merchants Land Ltd.(1)	40,000	2,803
China Merchants Port Holdings Co. Ltd.	164,756	230,957
China Minsheng Banking Corp. Ltd., H Shares	549,500	189,772
China Modern Dairy Holdings Ltd.(2)	418,000	57,008
China National Building Material Co. Ltd., H Shares	484,000	429,125
China New Higher Education Group Ltd.	234,000	94,888
China Nonferrous Mining Corp. Ltd.	315,000	158,687
China Oil & Gas Group Ltd.(1)	40,000	1,403
China Oriental Group Co. Ltd.	26,000	5,275
China Pacific Insurance Group Co. Ltd., H Shares	171,200	454,118
China Petroleum & Chemical Corp., Class H	1,480,300	755,215
China Power International Development Ltd.	235,000	93,190
China Railway Group Ltd., H Shares	339,000	176,682
China Railway Signal & Communication Corp. Ltd., H Shares	31,000	11,298
China Rare Earth Holdings Ltd.(1)	68,000	4,333
China Reinsurance Group Corp., H Shares	43,000	3,070
14

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
China Renaissance Holdings Ltd.(1)(2)	32,700	$30,402
China Resources Beer Holdings Co. Ltd.	106,000	784,196
China Resources Cement Holdings Ltd.	374,000	201,242
China Resources Gas Group Ltd.	26,000	109,712
China Resources Land Ltd.	202,000	897,540
China Resources Medical Holdings Co. Ltd.	217,500	188,572
China Resources Mixc Lifestyle Services Ltd.	67,600	371,127
China Resources Pharmaceutical Group Ltd.	64,500	53,050
China Resources Power Holdings Co. Ltd.	208,000	424,720
China Risun Group Ltd.(2)	289,000	138,136
China Sanjiang Fine Chemicals Co. Ltd.	48,000	9,176
China SCE Group Holdings Ltd.(2)	290,000	33,346
China Shengmu Organic Milk Ltd.(1)	55,000	2,172
China Shenhua Energy Co. Ltd., H Shares	240,000	721,890
China Shineway Pharmaceutical Group Ltd.	48,000	41,941
China Shuifa Singyes Energy Holdings Ltd.	66,000	8,167
China South City Holdings Ltd.(1)(2)	148,000	9,811
China Southern Airlines Co. Ltd., H Shares(1)(2)	60,000	43,750
China Starch Holdings Ltd.	515,000	16,327
China Sunshine Paper Holdings Co. Ltd.	69,000	19,179
China Suntien Green Energy Corp. Ltd., H Shares	162,000	71,028
China Taiping Insurance Holdings Co. Ltd.	211,000	249,390
China Tower Corp. Ltd., H Shares	4,190,000	453,780
China Traditional Chinese Medicine Holdings Co. Ltd.	314,000	162,921
China Travel International Investment Hong Kong Ltd.(1)(2)	318,000	63,211
China Vanke Co. Ltd., H Shares(2)	97,700	170,817
China Water Affairs Group Ltd.	120,000	106,766
China Xinhua Education Group Ltd.	17,000	2,144
China XLX Fertiliser Ltd.	112,000	59,124
China Yongda Automobiles Services Holdings Ltd.	118,000	91,220
China Youran Dairy Group Ltd.(1)	98,000	24,002
China Youzan Ltd.(1)	80,000	2,167
China Yuhua Education Corp. Ltd.(1)	328,000	54,891
China ZhengTong Auto Services Holdings Ltd.(1)	50,500	3,799
Chongqing Rural Commercial Bank Co. Ltd., H Shares	147,000	50,764
Chow Tai Fook Jewellery Group Ltd.	142,800	276,768
CIFI Ever Sunshine Services Group Ltd.	90,000	36,378
CIFI Holdings Group Co. Ltd.(2)	282,880	30,379
CIMC Enric Holdings Ltd.	156,000	160,120
CITIC Ltd.	419,000	462,308
CITIC Securities Co. Ltd., H Shares	159,325	337,533
CMGE Technology Group Ltd.(1)(2)	110,000	30,613
CMOC Group Ltd., H Shares	303,000	170,619
CNFinance Holdings Ltd., ADR(1)(2)	1,003	2,237
COFCO Joycome Foods Ltd.(1)(2)	351,000	102,485
Concord New Energy Group Ltd.	1,440,000	137,654
Consun Pharmaceutical Group Ltd.	29,000	16,454
Coolpad Group Ltd.(1)	372,000	3,415
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(1)(2)	20,000	19,145
15

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
COSCO SHIPPING Holdings Co. Ltd., Class H	344,549	$357,374
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,017
COSCO SHIPPING Ports Ltd.	299,929	195,248
Country Garden Holdings Co. Ltd.(2)	1,063,210	326,047
CPMC Holdings Ltd.	28,000	16,668
Crazy Sports Group Ltd.(1)	124,000	3,686
CSPC Pharmaceutical Group Ltd.	965,200	1,036,913
CSSC Hong Kong Shipping Co. Ltd.	248,000	41,109
Dali Foods Group Co. Ltd.	310,500	125,587
Daqo New Energy Corp., ADR(1)	11,058	488,542
Datang International Power Generation Co. Ltd., H Shares(1)(2)	6,000	1,025
Dexin China Holdings Co. Ltd.	5,000	409
Differ Group Auto Ltd.(1)	306,000	7,489
Digital China Holdings Ltd.	152,000	70,716
Dongfeng Motor Group Co. Ltd., Class H	356,000	181,869
Dongyue Group Ltd.	296,000	335,216
Duiba Group Ltd.(1)	16,000	1,186
Ebang International Holdings, Inc., Class A(1)(2)	333	2,527
Edvantage Group Holdings Ltd.	89,119	35,247
E-House China Enterprise Holdings Ltd.(1)	48,000	2,457
Emeren Group Ltd., ADR(1)	3,379	15,307
ENN Energy Holdings Ltd.	27,200	387,212
Essex Bio-technology Ltd.	21,000	10,738
EVA Precision Industrial Holdings Ltd.(2)	114,000	16,549
Everest Medicines Ltd.(1)(2)	9,500	20,614
Excellence Commercial Property & Facilities Management Group Ltd.	65,000	29,136
Fanhua, Inc., ADR(2)	4,262	32,391
FIH Mobile Ltd.(1)	284,000	30,410
FinVolution Group, ADR	29,961	151,902
First Tractor Co. Ltd., H Shares(2)	84,000	41,754
Flat Glass Group Co. Ltd., H Shares	4,000	10,596
Fosun International Ltd.	269,500	220,490
Fountain SET Holdings Ltd.	6,000	612
FriendTimes, Inc.	28,000	4,104
Fu Shou Yuan International Group Ltd.	139,000	104,794
Fufeng Group Ltd.	384,000	246,248
Fuyao Glass Industry Group Co. Ltd., H Shares	31,200	139,818
Ganfeng Lithium Group Co. Ltd., H Shares	24,280	169,603
Ganglong China Property Group Ltd.(1)	25,000	1,916
GCL New Energy Holdings Ltd.(1)	55,224	7,263
GCL-Poly Energy Holdings Ltd.(1)	555,000	142,920
GDS Holdings Ltd., Class A(1)	71,800	173,689
Geely Automobile Holdings Ltd.	262,000	340,384
Gemdale Properties & Investment Corp. Ltd.	688,000	54,448
Genertec Universal Medical Group Co. Ltd.	137,000	79,098
Genor Biopharma Holdings Ltd.(1)(2)	2,500	835
GF Securities Co. Ltd., H Shares	111,600	158,451
Global Cord Blood Corp.(1)(2)	2,020	6,035
Glory Health Industry Ltd.(1)	29,000	735
16

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
GOME Retail Holdings Ltd.(1)(2)	1,993,000	$40,202
Goodbaby International Holdings Ltd.(1)	58,000	5,034
Grand Pharmaceutical Group Ltd.	125,000	71,108
Great Wall Motor Co. Ltd., H Shares(2)	85,500	113,463
Greatview Aseptic Packaging Co. Ltd.(1)	30,000	7,379
Greenland Hong Kong Holdings Ltd.	22,000	1,937
Greentown China Holdings Ltd.	93,500	127,844
Guangzhou Automobile Group Co. Ltd., H Shares	152,000	96,919
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	346,800	85,458
Guotai Junan Securities Co. Ltd., H Shares	4,400	5,215
H World Group Ltd., ADR	2,181	103,314
Haidilao International Holding Ltd.(1)(2)	72,000	199,420
Haier Smart Home Co. Ltd., H Shares	50,400	178,369
Hainan Meilan International Airport Co. Ltd., H Shares(1)	20,000	49,308
Haitian International Holdings Ltd.	59,000	154,212
Haitong Securities Co. Ltd., H Shares	252,000	162,175
Hangzhou Tigermed Consulting Co. Ltd., H Shares	1,700	19,523
Hansoh Pharmaceutical Group Co. Ltd.	64,000	115,055
Harbin Electric Co. Ltd., H Shares(1)	92,000	45,759
Hebei Construction Group Corp. Ltd., H Shares(1)	3,000	348
Hello Group, Inc., ADR	37,989	334,683
Hengan International Group Co. Ltd.	122,000	561,113
Hi Sun Technology China Ltd.(1)(2)	57,000	5,816
Hilong Holding Ltd.(1)	302,000	9,798
Hisense Home Appliances Group Co. Ltd., H Shares	50,000	75,138
Hollysys Automation Technologies Ltd.	9,263	170,347
Homeland Interactive Technology Ltd.	24,000	5,536
Honliv Healthcare Management Group Co. Ltd.(1)	20,000	5,861
Hope Education Group Co. Ltd.(1)(2)	1,008,000	84,906
Hopson Development Holdings Ltd.(2)	31,943	32,600
Hua Hong Semiconductor Ltd.(1)	115,000	440,988
Huabao International Holdings Ltd.(2)	61,000	30,584
Huadian Power International Corp. Ltd., H Shares(2)	30,000	12,000
Huaneng Power International, Inc., H Shares(1)(2)	210,000	103,349
Huatai Securities Co. Ltd., H Shares	161,600	181,911
Huaxi Holdings Co. Ltd.(1)	4,000	749
Huazhong In-Vehicle Holdings Co. Ltd.(2)	40,000	12,337
Hygeia Healthcare Holdings Co. Ltd.(1)(2)	12,600	91,799
iDreamSky Technology Holdings Ltd.(1)	46,800	21,389
Industrial & Commercial Bank of China Ltd., H Shares	2,313,000	1,154,098
Ingdan, Inc.(1)(2)	66,000	13,974
Inkeverse Group Ltd.(1)	228,000	33,179
International Alliance Financial Leasing Co. Ltd.(1)(2)	117,000	264,050
JD Health International, Inc.(1)	12,750	89,253
JD.com, Inc., ADR	13,011	578,209
JD.com, Inc., Class A	4,138	91,987
Jiangsu Expressway Co. Ltd., H Shares	114,000	108,980
Jiangxi Copper Co. Ltd., H Shares	134,000	211,328
Jiayuan International Group Ltd.(1)	52,000	1,321
17

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Jinchuan Group International Resources Co. Ltd.(2)	430,000	$33,446
Jingrui Holdings Ltd.(1)	6,000	451
Jinke Smart Services Group Co. Ltd., H Shares	11,000	17,017
Jinxin Fertility Group Ltd.	391,500	311,651
Jiumaojiu International Holdings Ltd.(2)	71,000	171,565
JNBY Design Ltd.	11,500	14,397
Jutal Offshore Oil Services Ltd.(1)	46,000	2,437
Kangji Medical Holdings Ltd.(2)	33,500	40,983
Kanzhun Ltd., ADR(1)	2,476	49,891
Kasen International Holdings Ltd.(1)	37,000	1,811
KE Holdings, Inc., ADR(1)	57,959	1,057,752
Keymed Biosciences, Inc.(1)(2)	38,500	309,623
Kingboard Holdings Ltd.	105,000	374,864
Kingboard Laminates Holdings Ltd.	170,500	212,625
Kingdee International Software Group Co. Ltd.(1)	32,000	59,791
Kingsoft Cloud Holdings Ltd., ADR(1)(2)	9,469	36,456
Kingsoft Corp. Ltd.	54,800	180,929
Kuaishou Technology(1)	31,200	209,086
Kunlun Energy Co. Ltd.	290,000	232,361
KWG Group Holdings Ltd.(1)(2)	217,000	46,315
KWG Living Group Holdings Ltd.	143,500	27,322
Lee & Man Chemical Co. Ltd.(2)	4,000	3,109
Lee & Man Paper Manufacturing Ltd.(2)	218,000	94,357
Lenovo Group Ltd.	610,000	548,940
LexinFintech Holdings Ltd., ADR(1)	13,176	36,498
Li Auto, Inc., ADR(1)	10,592	250,077
Li Ning Co. Ltd.	146,500	1,250,041
Lifetech Scientific Corp.(1)	628,000	233,888
LightInTheBox Holding Co. Ltd., ADR(1)(2)	2,012	2,404
Linklogis, Inc., Class B(1)(2)	97,500	45,816
Logan Group Co. Ltd.(1)	30,000	4,378
Longfor Group Holdings Ltd.(2)	137,500	393,612
Lonking Holdings Ltd.	292,000	52,861
Luye Pharma Group Ltd.(1)(2)	114,000	52,466
LVGEM China Real Estate Investment Co. Ltd.(1)(2)	218,000	45,111
Maanshan Iron & Steel Co. Ltd., H Shares	4,000	934
Maoyan Entertainment(1)(2)	27,400	30,667
Meitu, Inc.(1)(2)	369,500	137,942
Meituan, Class B(1)	72,910	1,265,348
Metallurgical Corp. of China Ltd., H Shares	5,000	1,090
Microport Cardioflow Medtech Corp.(1)	45,000	17,041
Midea Real Estate Holding Ltd.(2)	82,400	102,090
Ming Yuan Cloud Group Holdings Ltd.(2)	32,000	21,851
Minsheng Education Group Co. Ltd.	34,000	1,974
Minth Group Ltd.	90,000	233,873
MMG Ltd.(1)	484,000	136,513
Mobvista, Inc.(1)	25,000	12,843
Mulsanne Group Holding Ltd.(1)(2)	12,500	4,585
Nam Tai Property, Inc.(1)	1,859	2,510
18

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
NetDragon Websoft Holdings Ltd.	48,000	$109,250
NetEase, Inc., ADR	19,550	1,517,862
New China Life Insurance Co. Ltd., H Shares	81,700	198,005
New Oriental Education & Technology Group, Inc., ADR(1)(2)	7,116	275,531
New Sparkle Roll International Group Ltd.(1)	8,500	919
Nexteer Automotive Group Ltd.	84,000	53,364
Nine Dragons Paper Holdings Ltd.	245,000	199,645
NIO, Inc., ADR(1)	20,220	189,866
Noah Holdings Ltd., ADR(1)	3,545	66,327
Nongfu Spring Co. Ltd., H Shares	79,000	443,440
OneConnect Financial Technology Co. Ltd., ADR(1)(2)	1,043	7,218
Orient Overseas International Ltd.	14,500	232,917
Pacific Millennium Packaging Group Corp.	2,000	1,619
PDD Holdings, Inc., ADR(1)	15,553	1,364,465
People's Insurance Co. Group of China Ltd., H Shares	603,000	190,651
Perennial Energy Holdings Ltd.	40,000	4,845
PetroChina Co. Ltd., Class H	1,292,400	659,302
Pharmaron Beijing Co. Ltd., H Shares	3,900	21,870
PICC Property & Casualty Co. Ltd., H Shares	548,000	481,336
Ping An Healthcare & Technology Co. Ltd.(1)(2)	15,300	35,063
Ping An Insurance Group Co. of China Ltd., H Shares	320,006	2,184,532
Poly Property Group Co. Ltd.	289,362	69,419
Postal Savings Bank of China Co. Ltd., H Shares(2)	565,000	339,453
Pou Sheng International Holdings Ltd.	90,000	9,655
Powerlong Real Estate Holdings Ltd.(2)	62,000	12,901
Prinx Chengshan Holdings Ltd.	6,000	4,158
PW Medtech Group Ltd.(1)	7,000	562
Q Technology Group Co. Ltd.(1)(2)	79,000	47,658
Qingling Motors Co. Ltd., H Shares	6,000	779
Radiance Holdings Group Co. Ltd.(2)	182,000	111,013
Redco Properties Group Ltd.(1)(2)	22,000	3,674
Redsun Properties Group Ltd.(1)	84,000	4,240
Road King Infrastructure Ltd.	5,000	2,475
Ronshine China Holdings Ltd.(1)	27,500	3,123
Sany Heavy Equipment International Holdings Co. Ltd.	90,000	89,818
SCE Intelligent Commercial Management Holdings Ltd.	14,000	3,322
Seazen Group Ltd.(1)	500,000	168,313
Shandong Gold Mining Co. Ltd., H Shares	22,500	38,584
Shandong Hi-Speed New Energy Group Ltd.(1)(2)	1,000,000	7,018
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	152,800	246,644
Shanghai Electric Group Co. Ltd., H Shares(1)	40,000	9,275
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	6,000	17,554
Shanghai Fudan Microelectronics Group Co. Ltd., H Shares(2)	4,000	16,413
Shanghai Haohai Biological Technology Co. Ltd., H Shares(2)	200	1,050
Shanghai Industrial Holdings Ltd.	93,000	120,406
Shanghai Industrial Urban Development Group Ltd.	1,600	120
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	63,800	112,510
Shanghai Pioneer Holding Ltd.	22,000	5,743
Shenzhen Expressway Corp. Ltd., H Shares	72,000	64,664
Shenzhen International Holdings Ltd.	226,000	196,426
19

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Shenzhen Investment Ltd.(2)	268,000	$48,917
Shenzhou International Group Holdings Ltd.	26,500	289,951
Shimao Group Holdings Ltd.(1)	35,500	19,990
Shimao Services Holdings Ltd.(1)(2)	157,000	45,496
Shoucheng Holdings Ltd.	113,200	23,673
Shougang Fushan Resources Group Ltd.	380,000	122,070
Shui On Land Ltd.	588,500	72,750
Sihuan Pharmaceutical Holdings Group Ltd.(2)	329,000	38,189
Simcere Pharmaceutical Group Ltd.(2)	71,000	92,356
Sino Biopharmaceutical Ltd.	1,301,000	671,695
Sino-Ocean Group Holding Ltd.	256,000	32,345
Sinopec Engineering Group Co. Ltd., H Shares	261,500	131,012
Sinopec Kantons Holdings Ltd.	30,000	10,330
Sinopec Shanghai Petrochemical Co. Ltd., Class H	36,500	6,283
Sinopharm Group Co. Ltd., H Shares	186,800	500,309
Sinosoft Technology Group Ltd.(1)	22,000	1,179
Sinotrans Ltd., H Shares	4,000	1,224
Sinotruk Hong Kong Ltd.	53,000	83,534
Skyworth Group Ltd.	282,487	154,977
SOHO China Ltd.(1)(2)	54,500	10,150
Sohu.com Ltd., ADR(1)	3,248	46,511
South Manganese Investment Ltd.(1)(2)	210,000	16,354
So-Young International, Inc., ADR(1)	363	1,042
SSY Group Ltd.	280,000	167,893
Sun King Technology Group Ltd.(1)	42,000	9,908
Sunac Services Holdings Ltd.(2)	15,386	6,152
Sunny Optical Technology Group Co. Ltd.	63,600	723,248
SY Holdings Group Ltd.	41,500	31,369
TCL Electronics Holdings Ltd.(1)	67,000	28,956
Tencent Holdings Ltd.	160,000	7,028,543
Tencent Music Entertainment Group, ADR(1)	37,505	282,788
Tian Ge Interactive Holdings Ltd.	5,000	420
Tiangong International Co. Ltd.	192,000	70,762
Tianjin Port Development Holdings Ltd.	12,000	918
Tianneng Power International Ltd.(2)	156,000	200,129
Times China Holdings Ltd.(1)(2)	201,000	29,296
Times Neighborhood Holdings Ltd.	124,000	14,267
Tingyi Cayman Islands Holding Corp.	210,000	339,272
Tong Ren Tang Technologies Co. Ltd., H Shares	95,000	68,221
Tongda Group Holdings Ltd.(1)	745,000	12,170
Tongdao Liepin Group(1)(2)	12,800	21,165
Topsports International Holdings Ltd.	264,000	230,912
Towngas Smart Energy Co. Ltd.(1)	103,000	52,116
TravelSky Technology Ltd., H Shares	101,000	199,365
Trigiant Group Ltd.(1)	6,000	310
Trip.com Group Ltd., ADR(1)	14,698	522,514
Truly International Holdings Ltd.	256,000	35,912
Tsaker New Energy Tech Co. Ltd.	72,500	12,484
Tsingtao Brewery Co. Ltd., H Shares	58,000	572,447
Tuya, Inc., ADR(1)(2)	12,017	24,875
20

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Uni-President China Holdings Ltd.	195,000	$170,972
United Strength Power Holdings Ltd.	2,000	1,648
Up Fintech Holding Ltd., ADR(1)(2)	5,669	21,145
Uxin Ltd., ADR(1)(2)	137	386
Venus MedTech Hangzhou, Inc., H Shares(1)	9,000	15,677
Vinda International Holdings Ltd.	78,000	214,838
Viomi Technology Co. Ltd., ADR(1)	993	1,033
Vipshop Holdings Ltd., ADR(1)	52,531	782,187
Viva Biotech Holdings(1)(2)	74,500	15,017
VNET Group, Inc., ADR(1)(2)	15,432	61,265
Want Want China Holdings Ltd.	496,000	312,039
Wasion Holdings Ltd.	28,000	9,925
Waterdrop, Inc., ADR(1)(2)	8,274	24,822
Weibo Corp., ADR(1)	12,039	248,966
Weichai Power Co. Ltd., H Shares	61,000	90,539
Weiqiao Textile Co., H Shares	25,500	4,420
West China Cement Ltd.	540,000	65,387
Wuling Motors Holdings Ltd.(2)	160,000	18,986
WuXi AppTec Co. Ltd., H Shares	4,607	49,152
Wuxi Biologics Cayman, Inc.(1)	55,000	385,008
Xiabuxiabu Catering Management China Holdings Co. Ltd.(2)	132,500	141,418
Xin Point Holdings Ltd.(2)	12,000	4,175
Xingda International Holdings Ltd.	30,896	6,457
Xinhua Winshare Publishing & Media Co. Ltd., H Shares	16,000	12,133
Xinte Energy Co. Ltd., H Shares(2)	74,400	164,020
Xinyi Energy Holdings Ltd.	128,000	41,160
Xinyi Solar Holdings Ltd.	182,541	195,186
Xunlei Ltd., ADR(1)	887	1,570
Yadea Group Holdings Ltd.	112,000	240,374
Yankuang Energy Group Co. Ltd., H Shares(2)	174,000	524,843
Yeahka Ltd.(1)(2)	24,400	81,002
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	44,400	45,812
Yidu Tech, Inc.(1)(2)	31,400	34,412
Yihai International Holding Ltd.(1)	62,000	180,496
Yincheng International Holding Co. Ltd.(1)	4,000	111
Yixin Group Ltd.(1)	164,000	24,063
Youdao, Inc., ADR(1)	285	2,323
YuanShengTai Dairy Farm Ltd.(1)	41,000	985
Yuexiu Property Co. Ltd.	198,800	292,782
Yuexiu Services Group Ltd.	79,000	47,253
Yuexiu Transport Infrastructure Ltd.	156,000	88,025
Yum China Holdings, Inc.	13,882	815,290
Yuzhou Group Holdings Co. Ltd.(1)	372,133	18,293
Zengame Technology Holding Ltd.	48,000	18,374
Zhaojin Mining Industry Co. Ltd., H Shares(1)	131,500	138,090
Zhejiang Expressway Co. Ltd., H Shares	180,000	145,174
Zhengzhou Coal Mining Machinery Group Co. Ltd., H Shares	6,400	6,445
Zhenro Properties Group Ltd.(1)	183,000	7,707
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	2,200	6,334
21

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Zhongliang Holdings Group Co. Ltd.(1)	34,000	$3,122
Zhongsheng Group Holdings Ltd.	54,000	269,742
Zhongyu Energy Holdings Ltd.	54,000	37,577
Zhou Hei Ya International Holdings Co. Ltd.(1)(2)	150,000	75,777
Zhuguang Holdings Group Co. Ltd.(1)(2)	66,000	7,400
Zijin Mining Group Co. Ltd., H Shares	384,000	581,131
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	114,200	65,977
ZTO Express Cayman, Inc., ADR	31,085	747,905
		85,830,640
Colombia — 0.1%
BAC Holding International Corp.(1)	3,792	154
Banco Davivienda SA, Preference Shares	3,823	19,668
Bancolombia SA	8,153	60,232
Bancolombia SA, ADR	3,845	98,278
Corp. Financiera Colombiana SA(1)	3,119	6,739
Ecopetrol SA, ADR	7,732	85,748
Grupo Argos SA	24,875	49,654
Grupo Aval Acciones y Valores SA, Preference Shares(1)	3,792	421
Interconexion Electrica SA ESP	19,829	70,226
		391,120
Czech Republic — 0.2%
CEZ AS	6,776	315,937
Komercni banka AS	3,003	101,160
Moneta Money Bank AS	28,138	107,191
		524,288
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	123,727	183,521
Greece — 0.5%
Alpha Services & Holdings SA(1)	87,408	136,763
Athens Water Supply & Sewage Co. SA	574	4,306
Attica Bank SA(1)	36	6
Eurobank Ergasias Services & Holdings SA, Class A(1)	124,210	190,404
Fourlis Holdings SA	301	1,243
GEK Terna Holding Real Estate Construction SA(1)	6,392	80,370
Hellenic Telecommunications Organization SA	4,516	69,276
Helleniq Energy Holdings SA	6,337	56,035
JUMBO SA	7,531	150,379
Motor Oil Hellas Corinth Refineries SA	2,912	77,103
Mytilineos SA	3,750	101,176
National Bank of Greece SA(1)	26,488	148,207
OPAP SA	7,277	112,946
Piraeus Financial Holdings SA(1)	91,358	231,615
Public Power Corp. SA(1)	5,060	44,384
Sunrisemezz PLC(1)	4,230	568
Terna Energy SA	1,789	37,198
Titan Cement International SA(1)	2,169	36,717
Viohalco SA	2,419	11,755
		1,490,451
Hong Kong — 0.1%
Brilliance China Automotive Holdings Ltd.	60,000	30,015
22

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
China Beststudy Education Group(1)	17,000	$1,908
China Isotope & Radiation Corp.	2,200	4,770
China Zhongwang Holdings Ltd.(1)(2)	86,400	18,492
Dawnrays Pharmaceutical Holdings Ltd.	7,000	1,160
Glory Sun Financial Group Ltd.(1)	7,000	330
IMAX China Holding, Inc.	4,700	5,504
JH Educational Technology, Inc.(1)	14,000	2,273
Powerlong Commercial Management Holdings Ltd.(2)	8,500	6,251
Scholar Education Group(1)	5,000	1,353
Silver Grant International Holdings Group Ltd.(1)	8,000	307
Wharf Holdings Ltd.	140,000	310,001
		382,364
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	10,305	11,256
MOL Hungarian Oil & Gas PLC	32,635	247,820
OTP Bank Nyrt	8,771	265,699
Richter Gedeon Nyrt	4,708	98,687
		623,462
India — 16.0%
360 ONE WAM Ltd.	2,737	57,017
3M India Ltd.	18	4,981
ABB India Ltd.	1,079	41,965
ACC Ltd.	6,924	144,935
Accelya Solutions India Ltd.	926	12,810
Adani Enterprises Ltd.	6,327	104,286
Adani Green Energy Ltd.(1)	6,990	40,936
Adani Ports & Special Economic Zone Ltd.	16,908	121,048
Adani Power Ltd.(1)	54,617	96,467
Adani Total Gas Ltd.	8,578	70,314
Adani Transmission Ltd.(1)	17,822	138,287
Aditya Birla Capital Ltd.(1)	66,865	117,829
Aegis Logistics Ltd.	10,892	47,951
AGI Greenpac Ltd.	5,613	23,463
AIA Engineering Ltd.	2,717	87,052
Ajanta Pharma Ltd.	3,028	43,280
Akzo Nobel India Ltd.	222	5,772
Alembic Ltd.	2,801	2,067
Alembic Pharmaceuticals Ltd.	8,197	50,669
Alkyl Amines Chemicals	545	16,483
Allcargo Logistics Ltd.	9,782	43,744
Alok Industries Ltd.(1)	30,788	4,654
Amara Raja Batteries Ltd.	19,399	130,185
Ambuja Cements Ltd.	25,656	106,078
Anant Raj Ltd.	18,514	23,438
Andhra Sugars Ltd.	4,791	6,812
Apar Industries Ltd.	2,902	80,664
APL Apollo Tubes Ltd.	12,471	179,395
Apollo Hospitals Enterprise Ltd.	5,155	274,261
Apollo Tyres Ltd.	57,378	217,296
Arvind Ltd.(1)	19,696	19,725
23

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Ashok Leyland Ltd.	72,030	$126,670
Ashoka Buildcon Ltd.(1)	32,514	29,293
Asian Paints Ltd.	4,621	157,950
Aster DM Healthcare Ltd.(1)	20,356	54,819
Astra Microwave Products Ltd.	7,592	23,884
Astral Ltd.	1,639	37,410
AstraZeneca Pharma India Ltd.	87	3,518
Atul Ltd.	395	33,587
AU Small Finance Bank Ltd.	10,280	73,659
AurionPro Solutions Ltd.	3,751	15,657
Aurobindo Pharma Ltd.	22,533	126,048
Aurum Proptech Ltd.(1)	376	538
Avanti Feeds Ltd.	3,130	13,840
Avenue Supermarts Ltd.(1)	1,289	53,230
Axis Bank Ltd., GDR	8,958	453,560
Bajaj Auto Ltd.	3,482	154,105
Bajaj Consumer Care Ltd.	15,148	29,882
Bajaj Electricals Ltd.	5,663	74,747
Bajaj Finance Ltd.	6,886	508,468
Bajaj Finserv Ltd.	8,424	135,857
Bajaj Hindusthan Sugar Ltd.(1)	221,576	33,489
Balaji Amines Ltd.	521	13,846
Balkrishna Industries Ltd.	4,519	110,032
Balrampur Chini Mills Ltd.	18,717	80,789
Bandhan Bank Ltd.(1)	45,128	125,906
BASF India Ltd.	1,301	36,194
Bata India Ltd.	1,352	23,063
Bayer CropScience Ltd.	493	25,519
Berger Paints India Ltd.	6,716	47,035
Best Agrolife Ltd.	1,760	23,656
Bhansali Engineering Polymers Ltd.	2,839	3,539
Bharat Bijlee Ltd.	597	18,401
Bharat Electronics Ltd.	334,098	382,070
Bharat Forge Ltd.	12,134	119,658
Bharat Heavy Electricals Ltd.	45,108	38,051
Bharat Petroleum Corp. Ltd.	83,250	319,641
Bharat Rasayan Ltd.	54	5,750
Bharti Airtel Ltd.	26,351	236,428
Bharti Airtel Ltd.	1,882	8,232
Biocon Ltd.	11,885	32,923
Birla Corp. Ltd.	2,240	23,568
Birlasoft Ltd.	11,057	36,765
BLS International Services Ltd.	11,482	21,571
Blue Dart Express Ltd.	342	25,674
Blue Star Ltd.	4,639	80,536
Bombay Burmah Trading Co.	1,082	11,626
Borosil Renewables Ltd.(1)	3,890	22,069
Bosch Ltd.	97	21,102
Brigade Enterprises Ltd.	18,836	111,012
Brightcom Group Ltd.	106,495	29,508
24

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Britannia Industries Ltd.	3,904	$210,647
BSE Ltd.	9,680	51,563
Can Fin Homes Ltd.	8,561	59,515
Canara Bank	30,478	102,942
Capacit'e Infraprojects Ltd.(1)	3,479	5,136
Caplin Point Laboratories Ltd.	1,037	8,192
Capri Global Capital Ltd.	800	6,578
Carborundum Universal Ltd.	5,975	70,655
Care Ratings Ltd.	1,529	12,109
Castrol India Ltd.	56,872	78,922
CCL Products India Ltd.	8,126	53,735
Ceat Ltd.	2,618	43,780
Central Depository Services India Ltd.	1,383	16,533
Century Plyboards India Ltd.	4,675	28,563
Century Textiles & Industries Ltd.	3,854	28,309
Cera Sanitaryware Ltd.	557	43,868
CESC Ltd.	31,367	26,301
CG Power & Industrial Solutions Ltd.(1)	12,716	46,880
Chambal Fertilisers & Chemicals Ltd.	25,589	84,935
Chemcon Speciality Chemicals Ltd.	2,882	9,233
Chennai Petroleum Corp. Ltd.	12,992	35,183
Cholamandalam Financial Holdings Ltd.	962	6,689
Cholamandalam Investment & Finance Co. Ltd.	30,012	274,384
Cipla Ltd.	24,070	263,714
City Union Bank Ltd.	59,336	99,287
Coal India Ltd.	129,719	337,846
Cochin Shipyard Ltd.	9,604	52,497
Coforge Ltd.	586	30,444
Colgate-Palmolive India Ltd.	8,447	150,488
Computer Age Management Services Ltd.	2,303	62,894
Container Corp. of India Ltd.	11,799	84,214
Coromandel International Ltd.	13,464	146,267
Cosmo First Ltd.(1)	2,080	15,997
CreditAccess Grameen Ltd.(1)	5,896	68,776
CRISIL Ltd.	880	36,032
Crompton Greaves Consumer Electricals Ltd.	25,183	92,483
CSB Bank Ltd.(1)	5,970	16,534
Cummins India Ltd.	4,689	89,004
Cyient Ltd.	13,890	158,551
Dabur India Ltd.	17,811	114,675
Dalmia Bharat Ltd.	5,784	128,233
Dalmia Bharat Sugar & Industries Ltd.	1,638	6,274
Datamatics Global Services Ltd.	5,211	18,823
DB Corp. Ltd.	13,014	14,807
DCB Bank Ltd.	19,916	27,029
DCM Shriram Ltd.	6,921	68,224
Deepak Fertilisers & Petrochemicals Corp. Ltd.	10,453	78,033
Deepak Nitrite Ltd.	5,774	125,541
Delta Corp. Ltd.	3,208	7,280
Dhani Services Ltd.(1)	4,561	1,686
25

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Dilip Buildcon Ltd.	1,435	$3,393
Dish TV India Ltd.(1)	221,711	37,235
Dishman Carbogen Amcis Ltd.(1)	4,829	6,847
Divi's Laboratories Ltd.	3,604	123,080
Dixon Technologies India Ltd.	770	26,896
DLF Ltd.	17,606	74,823
Dr Lal PathLabs Ltd.	2,456	59,061
Dr Reddy's Laboratories Ltd., ADR	5,797	302,893
Dwarikesh Sugar Industries Ltd.	31,044	30,885
eClerx Services Ltd.	2,545	42,907
Edelweiss Financial Services Ltd.	61,398	47,853
Eicher Motors Ltd.	8,287	311,017
EID Parry India Ltd.	12,280	74,590
Elecon Engineering Co. Ltd.	8,207	39,119
Electrosteel Castings Ltd.	36,739	15,017
Emami Ltd.	17,752	85,709
Endurance Technologies Ltd.	938	14,164
Engineers India Ltd.	50,656	43,693
EPL Ltd.	18,139	35,195
Equitas Small Finance Bank Ltd.(1)	34,830	30,125
Eris Lifesciences Ltd.	2,218	17,019
Escorts Kubota Ltd.	5,240	131,496
Eveready Industries India Ltd.(1)	3,403	12,973
Everest Industries Ltd.	1,312	11,507
Excel Industries Ltd.	483	5,331
Exide Industries Ltd.(1)	50,863	107,809
FDC Ltd.(1)	1,453	4,616
Federal Bank Ltd.	223,489	348,705
FIEM Industries Ltd.	780	14,612
Fine Organic Industries Ltd.	202	11,295
Finolex Cables Ltd.	4,004	34,172
Finolex Industries Ltd.	51,489	105,202
Force Motors Ltd.	351	5,124
Future Lifestyle Fashions Ltd.(1)	1,257	82
GAIL India Ltd.	89,154	110,672
Galaxy Surfactants Ltd.	260	7,436
Garden Reach Shipbuilders & Engineers Ltd.	5,677	28,319
Garware Technical Fibres Ltd.	298	10,592
Genus Power Infrastructures Ltd.	9,003	9,681
GHCL Ltd.	11,424	71,051
GIC Housing Finance Ltd.	7,865	15,685
Gillette India Ltd.	152	8,574
GlaxoSmithKline Pharmaceuticals Ltd.	1,424	23,008
Glenmark Pharmaceuticals Ltd.	24,558	127,294
Globus Spirits Ltd.	1,282	12,874
GMR Airports Infrastructure Ltd.(1)	35,363	16,202
GMR Power & Urban Infra Ltd.(1)	1,505	337
GNA Axles Ltd.	786	8,503
Godawari Power & Ispat Ltd.	8,189	33,837
Godrej Consumer Products Ltd.(1)	6,465	72,176
26

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Godrej Industries Ltd.(1)	830	$4,207
Gokaldas Exports Ltd.(1)	4,153	19,303
Granules India Ltd.	14,660	49,640
Graphite India Ltd.	10,458	36,429
Grasim Industries Ltd.	16,923	322,812
Great Eastern Shipping Co. Ltd.	21,003	140,030
Greaves Cotton Ltd.	10,035	15,531
Greenpanel Industries Ltd.	7,398	25,078
Greenply Industries Ltd.	8,512	13,953
Gufic Biosciences Ltd.	3,500	8,970
Gujarat Alkalies & Chemicals Ltd.	3,254	24,371
Gujarat Ambuja Exports Ltd.	15,182	41,863
Gujarat Fluorochemicals Ltd.	757	28,776
Gujarat Gas Ltd.	22,547	137,649
Gujarat Mineral Development Corp. Ltd.	9,795	15,799
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,375	85,003
Gujarat Pipavav Port Ltd.	57,229	72,650
Gujarat State Fertilizers & Chemicals Ltd.	38,670	58,483
Gujarat State Petronet Ltd.	30,729	105,096
Happiest Minds Technologies Ltd.	520	5,377
Hathway Cable & Datacom Ltd.(1)	53,179	9,740
Havells India Ltd.	8,068	116,741
HBL Power Systems Ltd.	15,215	18,332
HCL Technologies Ltd.	54,652	711,648
HDFC Asset Management Co. Ltd.	2,087	45,652
HDFC Life Insurance Co. Ltd.	10,253	60,580
HEG Ltd.	507	5,899
HeidelbergCement India Ltd.	3,441	7,155
Hero MotoCorp Ltd.	6,316	184,706
HFCL Ltd.	55,288	42,656
HG Infra Engineering Ltd.	1,319	11,407
Hikal Ltd.	6,930	24,751
HIL Ltd.	531	14,468
Himadri Speciality Chemical Ltd., ADR	43,396	43,784
Himatsingka Seide Ltd.	1,947	1,791
Hindalco Industries Ltd.	117,216	565,447
Hinduja Global Solutions Ltd.	708	11,164
Hindustan Copper Ltd.	24,302	28,561
Hindustan Oil Exploration Co. Ltd.(1)	4,116	6,868
Hindustan Petroleum Corp. Ltd.	84,803	220,938
Hindustan Unilever Ltd.	12,708	377,959
Hindware Home Innovation Ltd.(1)	5,807	25,832
Hitachi Energy India Ltd.	241	9,691
Honda India Power Products Ltd.	797	17,677
Housing Development Finance Corp. Ltd.	48,461	1,527,699
I G Petrochemicals Ltd.	1,499	7,256
ICICI Bank Ltd., ADR	45,898	949,171
ICICI Lombard General Insurance Co. Ltd.	7,483	99,701
ICICI Prudential Life Insurance Co. Ltd.	7,787	38,475
27

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
IDFC First Bank Ltd.(1)	227,289	$151,448
IDFC Ltd.	117,456	107,892
IFB Industries Ltd.(1)	268	2,669
IFCI Ltd.(1)	199,888	26,328
IIFL Finance Ltd.	26,120	135,263
IIFL Securities Ltd.	5,318	3,509
India Cements Ltd.	22,426	50,697
India Glycols Ltd.	1,220	8,587
Indiabulls Housing Finance Ltd.(1)	54,013	65,778
Indiabulls Real Estate Ltd.(1)	46,013	32,031
IndiaMart InterMesh Ltd.	1,434	84,033
Indian Bank	32,035	99,531
Indian Energy Exchange Ltd.	23,847	41,656
Indian Hotels Co. Ltd.	19,259	72,327
Indian Metals & Ferro Alloys Ltd.	3,462	13,055
Indian Oil Corp. Ltd.	229,124	210,802
Indian Railway Catering & Tourism Corp. Ltd.	9,660	71,099
Indo Count Industries Ltd.	3,348	5,222
Indraprastha Gas Ltd.	1,402	7,435
Indus Towers Ltd.	55,411	114,455
Info Edge India Ltd.	2,252	95,026
Infosys Ltd., ADR	102,554	1,839,819
Inox Wind Ltd.(1)	5,788	7,116
Intellect Design Arena Ltd.	9,903	53,841
InterGlobe Aviation Ltd.(1)	1,748	39,209
IOL Chemicals & Pharmaceuticals Ltd.	943	3,243
Ipca Laboratories Ltd.	11,799	115,263
IRB Infrastructure Developers Ltd.	90,820	32,150
IRCON International Ltd.	61,079	38,177
ITD Cementation India Ltd.	18,327	21,537
J Kumar Infraprojects Ltd.	6,357	19,021
Jagran Prakashan Ltd.	9,956	8,238
Jai Corp. Ltd.	9,007	12,825
Jain Irrigation Systems Ltd.(1)	33,922	10,924
Jaiprakash Associates Ltd.(1)	47,432	4,986
Jaiprakash Power Ventures Ltd.(1)	337,329	27,095
Jammu & Kashmir Bank Ltd.(1)	68,191	40,543
Jamna Auto Industries Ltd.	30,124	36,780
Jindal Poly Films Ltd.	1,475	10,502
Jindal Saw Ltd.	15,519	28,153
Jindal Stainless Hisar Ltd.(1)	11,911	70,537
Jindal Stainless Ltd.(1)	33,205	107,229
Jindal Steel & Power Ltd.	42,987	285,540
JK Cement Ltd.	2,071	69,205
JK Lakshmi Cement Ltd.	8,876	72,144
JK Paper Ltd.	14,528	68,090
JK Tyre & Industries Ltd.	14,652	26,090
JM Financial Ltd.	90,263	71,213
JSW Energy Ltd.	10,448	29,645
28

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
JSW Steel Ltd.	56,729	$457,855
Jubilant Foodworks Ltd.	13,800	73,495
Jubilant Ingrevia Ltd.	9,834	52,984
Jubilant Pharmova Ltd.	7,752	28,678
Just Dial Ltd.(1)	979	6,832
Jyothy Labs Ltd.	4,782	11,000
Kajaria Ceramics Ltd.	4,758	61,796
Kalpataru Power Transmission Ltd.	15,294	97,990
Kansai Nerolac Paints Ltd.	2,339	11,388
Karnataka Bank Ltd.	27,461	46,961
Karur Vysya Bank Ltd.	88,527	109,103
Kaveri Seed Co. Ltd.	3,831	23,907
KEC International Ltd.	22,050	119,754
KEI Industries Ltd.	948	18,621
Kennametal India Ltd.	638	15,432
Kirloskar Ferrous Industries Ltd.	11,193	58,680
Kirloskar Oil Engines Ltd.	3,353	12,776
KNR Constructions Ltd.	12,064	37,337
Kolte-Patil Developers Ltd.	1,397	4,544
Kopran Ltd.	1,454	1,930
Kotak Mahindra Bank Ltd.	16,296	340,487
KPIT Technologies Ltd.	15,137	151,714
KPR Mill Ltd.	5,470	38,035
KRBL Ltd.	8,855	36,271
L&T Finance Holdings Ltd.	123,051	129,875
L&T Technology Services Ltd.	955	42,518
Larsen & Toubro Ltd.	40,383	1,029,236
Laurus Labs Ltd.	27,240	103,502
LG Balakrishnan & Bros Ltd.	4,509	36,817
LIC Housing Finance Ltd.	37,996	160,983
Linde India Ltd.	348	15,656
LT Foods Ltd.	21,706	25,338
LTIMindtree Ltd.	3,442	196,365
Lupin Ltd.	24,078	191,897
Mahanagar Gas Ltd.	7,578	82,080
Maharashtra Seamless Ltd.	4,028	14,764
Mahindra & Mahindra Financial Services Ltd.	53,466	162,677
Mahindra & Mahindra Ltd.	50,680	777,585
Mahindra CIE Automotive Ltd.	11,971	61,381
Mahindra Lifespace Developers Ltd.	2,988	13,448
Mahindra Logistics Ltd.	3,262	14,599
Maithan Alloys Ltd.	1,132	12,389
Manali Petrochemicals Ltd.	9,199	7,510
Manappuram Finance Ltd.	99,739	123,790
Marico Ltd.(1)	22,586	134,280
Marksans Pharma Ltd.	42,291	34,496
Maruti Suzuki India Ltd.	4,010	417,907
MAS Financial Services Ltd.	1,629	16,053
Mastek Ltd.	528	10,517
29

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Matrimony.com Ltd.	690	$4,317
Max Healthcare Institute Ltd.(1)	18,646	96,044
Mayur Uniquoters Ltd.	698	4,111
Mazagon Dock Shipbuilders Ltd.	3,870	33,658
Meghmani Finechem Ltd.	1,763	21,800
Meghmani Organics Ltd.	14,945	16,736
Metropolis Healthcare Ltd.	1,019	16,147
Minda Corp. Ltd.	3,029	7,061
Mirza International Ltd.(1)	9,808	32,805
MOIL Ltd.	7,182	13,070
Motherson Sumi Wiring India Ltd.	46,208	27,660
Motilal Oswal Financial Services Ltd.	5,586	40,522
Mphasis Ltd.	4,694	115,437
MRF Ltd.	187	192,729
MSTC Ltd.	1,029	3,368
Multi Commodity Exchange of India Ltd.	4,385	74,327
Muthoot Finance Ltd.	13,678	160,804
Narayana Hrudayalaya Ltd.	5,794	52,488
Natco Pharma Ltd.	7,670	49,883
National Aluminium Co. Ltd.	141,463	133,774
Nava Ltd.	11,704	32,691
NBCC India Ltd.	65,976	26,549
NCC Ltd.	106,551	114,603
NELCO Ltd.	701	4,876
Neogen Chemicals Ltd.	823	12,594
NESCO Ltd.	711	4,460
Nestle India Ltd.	1,324	298,835
Neuland Laboratories Ltd.	579	11,296
New Delhi Television Ltd.(1)	5,178	11,886
Newgen Software Technologies Ltd.	1,964	10,398
NIIT Ltd.(1)	9,326	35,780
Nippon Life India Asset Management Ltd.	13,564	36,296
NOCIL Ltd.	1,719	4,580
NTPC Ltd.	286,316	590,550
Oberoi Realty Ltd.	6,424	66,558
Oil & Natural Gas Corp. Ltd.	186,770	342,695
Oil India Ltd.	38,873	115,874
OnMobile Global Ltd.	3,493	2,860
Oracle Financial Services Software Ltd.	2,052	78,611
Orient Cement Ltd.	17,095	22,995
Orient Electric Ltd.	1,553	5,133
Page Industries Ltd.	239	109,696
Paisalo Digital Ltd.	11,790	8,444
Panama Petrochem Ltd.	4,381	15,743
PC Jeweller Ltd.(1)	24,410	7,989
PCBL Ltd.	28,612	41,092
Persistent Systems Ltd.	3,817	221,047
Petronet LNG Ltd.	85,800	230,716
Phoenix Mills Ltd.	2,284	38,191
30

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
PI Industries Ltd.	1,641	$61,478
Pidilite Industries Ltd.	3,031	84,282
Piramal Enterprises Ltd.	5,916	55,093
Piramal Pharma Ltd.(1)	16,756	16,007
PNB Housing Finance Ltd.(1)	12,613	91,044
PNC Infratech Ltd.	17,907	59,233
Polycab India Ltd.	446	16,609
Polyplex Corp. Ltd.	2,781	45,460
Poonawalla Fincorp Ltd.	2,566	8,961
Power Finance Corp. Ltd.	10,140	17,821
Power Grid Corp. of India Ltd.	212,270	570,222
Power Mech Projects Ltd.	755	18,479
Praj Industries Ltd.	14,187	60,196
Prestige Estates Projects Ltd.	8,021	39,355
Pricol Ltd.(1)	15,569	35,377
Prince Pipes & Fittings Ltd.	1,925	12,853
Prism Johnson Ltd.(1)	6,392	8,050
PSP Projects Ltd.	2,983	24,112
PTC India Ltd.	37,861	40,330
Quess Corp. Ltd.	4,622	19,749
Radico Khaitan Ltd.	4,520	63,439
Rain Industries Ltd.	2,672	4,956
Rajesh Exports Ltd.	5,055	40,206
Rallis India Ltd.	2,331	5,537
Ramco Cements Ltd.	13,177	113,796
Rashtriya Chemicals & Fertilizers Ltd.	15,657	18,452
Ratnamani Metals & Tubes Ltd.	1,240	32,799
Raymond Ltd.	7,599	116,691
RBL Bank Ltd.(1)	83,585	157,388
REC Ltd.	174,502	241,120
Redington Ltd.	104,302	214,755
Relaxo Footwears Ltd.	466	4,382
Reliance Industrial Infrastructure Ltd.	626	6,067
Reliance Industries Ltd., GDR	45,737	2,542,193
Reliance Infrastructure Ltd.(1)	38,258	60,472
Reliance Power Ltd.(1)	428,008	50,711
Repco Home Finance Ltd.	8,841	20,806
Rhi Magnesita India Ltd.	2,629	20,363
Rico Auto Industries Ltd.	24,063	20,824
RITES Ltd.	9,491	37,432
Route Mobile Ltd.	3,710	60,269
Rupa & Co. Ltd.	2,495	6,178
Samvardhana Motherson International Ltd.	121,878	117,329
Sanofi India Ltd.	867	61,266
Sarda Energy & Minerals Ltd.	1,168	15,539
Saregama India Ltd.	1,980	7,908
SBI Cards & Payment Services Ltd.	6,809	61,767
SBI Life Insurance Co. Ltd.	8,184	110,869
Schaeffler India Ltd.	875	31,547
31

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sharda Cropchem Ltd.	3,173	$18,032
Share India Securities Ltd.	1,816	23,465
Shipping Corp. of India Ltd.	5,563	8,045
Shree Cement Ltd.	650	204,953
Shree Renuka Sugars Ltd.(1)	13,699	7,216
Shriram Finance Ltd.	24,365	354,290
Siemens Ltd.	1,247	48,944
SKF India Ltd.	1,718	92,699
Sobha Ltd.	5,591	38,932
Sonata Software Ltd.	13,327	117,012
South Indian Bank Ltd.(1)	171,863	34,792
Southern Petrochemical Industries Corp. Ltd.	17,726	12,419
Spandana Sphoorty Financial Ltd.(1)	2,425	16,936
SRF Ltd.	5,107	133,827
Star Cement Ltd.(1)	19,725	26,144
State Bank of India, GDR	6,850	429,559
Sterling & Wilson Renewable(1)	4,243	14,979
Sterling Tools Ltd.	2,980	12,071
Sterlite Technologies Ltd.	13,985	26,807
Stove Kraft Ltd.(1)	1,472	7,281
Strides Pharma Science Ltd.(1)	2,601	9,418
Sudarshan Chemical Industries Ltd.	3,424	15,308
Sumitomo Chemical India Ltd.	4,396	23,777
Sun Pharma Advanced Research Co. Ltd.(1)	1,889	4,344
Sun Pharmaceutical Industries Ltd.	38,001	439,476
Sun TV Network Ltd.	13,399	69,439
Sundaram Finance Ltd.	691	19,110
Sundram Fasteners Ltd.	4,294	51,060
Sunflag Iron & Steel Co. Ltd.(1)	6,118	9,685
Sunteck Realty Ltd.	3,995	14,534
Suprajit Engineering Ltd.	6,701	28,598
Supreme Industries Ltd.	4,071	135,904
Supreme Petrochem Ltd.	2,356	10,591
Surya Roshni Ltd.	3,625	29,267
Suven Pharmaceuticals Ltd.	9,498	55,110
Suzlon Energy Ltd.(1)	104,836	10,386
Suzlon Energy Ltd.(1)	24,960	1,571
Tamil Nadu Newsprint & Papers Ltd.	7,235	18,248
Tamilnadu Petroproducts Ltd.	7,021	6,716
Tanla Platforms Ltd.	12,047	98,256
Tata Chemicals Ltd.	13,140	154,834
Tata Communications Ltd.	9,129	133,374
Tata Consultancy Services Ltd.	30,916	1,237,753
Tata Consumer Products Ltd.	10,352	89,515
Tata Elxsi Ltd.	1,108	82,067
Tata Investment Corp. Ltd.	1,603	39,472
Tata Metaliks Ltd.	2,409	21,230
Tata Motors Ltd.(1)	33,000	167,643
Tata Power Co. Ltd.	75,964	186,007
32

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Tata Steel Long Products Ltd.	1,631	$12,070
Tata Steel Ltd.	578,637	727,733
TCI Express Ltd.	457	8,728
TeamLease Services Ltd.(1)	553	16,804
Tech Mahindra Ltd.	45,338	602,685
Tejas Networks Ltd.(1)	1,973	13,332
Texmaco Rail & Engineering Ltd.	26,769	14,284
Thermax Ltd.	4,851	126,245
Thirumalai Chemicals Ltd.	10,204	21,318
Thyrocare Technologies Ltd.	472	2,577
Tide Water Oil Co. India Ltd.	360	3,991
Time Technoplast Ltd.	12,032	11,776
Tinplate Co. of India Ltd.	3,598	13,258
Titagarh Wagons Ltd.(1)	11,407	28,688
Titan Co. Ltd.	3,689	105,806
Torrent Pharmaceuticals Ltd.	8,544	150,761
Torrent Power Ltd.	13,079	80,052
Tourism Finance Corp. of India Ltd.	16,582	13,685
Transport Corp. of India Ltd.	1,642	12,925
Trent Ltd.	2,565	39,630
Trident Ltd.	131,594	48,188
Triveni Engineering & Industries Ltd.	12,778	41,679
Triveni Turbine Ltd.	9,259	35,534
Tube Investments of India Ltd.	6,219	208,455
TV Today Network Ltd.	2,282	5,773
TV18 Broadcast Ltd.(1)	50,440	19,437
TVS Motor Co. Ltd.	3,225	42,106
Uflex Ltd.	5,373	24,587
Ujjivan Financial Services Ltd.(1)	1,463	4,681
UltraTech Cement Ltd.	4,249	372,885
Union Bank of India Ltd.	17,616	14,315
United Spirits Ltd.(1)	12,264	109,792
UPL Ltd.	22,975	192,766
Usha Martin Ltd.	12,880	27,325
UTI Asset Management Co. Ltd.	5,255	41,558
VA Tech Wabag Ltd.(1)	2,681	9,992
Vaibhav Global Ltd.	1,025	4,017
Vakrangee Ltd.	31,841	8,369
Valiant Organics Ltd.	1,671	8,149
Vardhman Textiles Ltd.(1)	18,897	70,313
Varroc Engineering Ltd.(1)	5,823	17,189
Varun Beverages Ltd.	7,731	121,539
Vedanta Ltd.	73,896	239,852
Venky's India Ltd.	238	4,611
V-Guard Industries Ltd.	2,008	5,970
VIP Industries Ltd.	1,621	12,498
Vishnu Chemicals Ltd.	3,320	11,047
Vodafone Idea Ltd.(1)	232,783	19,131
Voltas Ltd.	1,275	13,745
33

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
VRL Logistics Ltd.(1)	6,022	$39,780
Welspun Corp. Ltd.	23,565	52,456
Welspun Enterprises Ltd.	19,162	28,488
Welspun India Ltd.	41,434	33,272
West Coast Paper Mills Ltd.	5,873	34,167
Westlife Foodworld Ltd.(1)	808	6,337
Whirlpool of India Ltd.	1,552	24,464
Wipro Ltd., ADR	39,028	182,261
Wockhardt Ltd.(1)	1,829	4,139
Yes Bank Ltd.(1)	673,890	142,144
Zee Entertainment Enterprises Ltd.	65,242	154,241
Zensar Technologies Ltd.	10,622	37,256
		47,838,673
Indonesia — 2.2%
ABM Investama Tbk PT	109,100	20,169
Ace Hardware Indonesia Tbk PT	107,700	3,566
Adaro Energy Indonesia Tbk PT	1,082,800	212,145
Adaro Minerals Indonesia Tbk PT(1)	364,600	31,072
Adhi Karya Persero Tbk PT(1)	245,413	7,112
Adi Sarana Armada Tbk PT(1)	73,600	4,900
Agung Podomoro Land Tbk PT(1)	80,200	794
AKR Corporindo Tbk PT	983,900	89,300
Alam Sutera Realty Tbk PT(1)	534,300	5,641
Aneka Tambang Tbk PT	557,100	72,697
Astra Agro Lestari Tbk PT	40,600	22,099
Astra International Tbk PT	755,200	302,086
Astrindo Nusantara Infrastructure Tbk PT(1)	4,007,500	39,676
Bank BTPN Syariah Tbk PT	269,000	41,267
Bank Bukopin Tbk PT(1)	1,089,998	8,506
Bank Central Asia Tbk PT	985,200	565,050
Bank China Construction Bank Indonesia Tbk PT(1)	357,900	1,877
Bank Jago Tbk PT(1)	31,000	5,099
Bank Mandiri Persero Tbk PT	1,009,900	662,040
Bank Negara Indonesia Persero Tbk PT	404,100	232,408
Bank Pan Indonesia Tbk PT	266,100	25,211
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	248,200	21,482
Bank Pembangunan Daerah Jawa Timur Tbk PT	113,500	5,507
Bank Rakyat Indonesia Persero Tbk PT	1,737,797	531,880
Bank Syariah Indonesia Tbk PT	68,639	6,841
Bank Tabungan Negara Persero Tbk PT	495,645	43,053
Barito Pacific Tbk PT	255,310	15,651
BFI Finance Indonesia Tbk PT	722,900	64,693
Blue Bird Tbk PT	139,500	16,142
Buana Lintas Lautan Tbk PT(1)	553,700	4,828
Bukalapak.com Tbk PT(1)	3,493,700	60,009
Bukit Asam Tbk PT	421,600	106,682
Bumi Resources Tbk PT(1)	1,787,700	15,943
Bumi Serpong Damai Tbk PT(1)	732,100	47,505
Buyung Poetra Sembada PT	68,000	495
Charoen Pokphand Indonesia Tbk PT	212,200	74,784
34

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Ciputra Development Tbk PT	1,125,200	$73,039
Delta Dunia Makmur Tbk PT	708,900	14,220
Dharma Satya Nusantara Tbk PT	840,800	36,660
Elnusa Tbk PT	183,200	3,693
Erajaya Swasembada Tbk PT	964,900	32,576
Gajah Tunggal Tbk PT(1)	82,900	3,398
Global Mediacom Tbk PT(1)	881,800	16,534
Harum Energy Tbk PT	351,900	37,596
Indah Kiat Pulp & Paper Tbk PT	200,300	104,050
Indika Energy Tbk PT	278,900	42,047
Indo Tambangraya Megah Tbk PT	50,300	122,610
Indocement Tunggal Prakarsa Tbk PT	92,200	67,243
Indofood CBP Sukses Makmur Tbk PT	49,400	32,806
Indofood Sukses Makmur Tbk PT	24,900	10,572
Indosat Tbk PT	103,000	46,085
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	453,652	26,177
Japfa Comfeed Indonesia Tbk PT	481,300	42,442
Jasa Marga Persero Tbk PT(1)	147,500	31,432
Kalbe Farma Tbk PT	769,000	106,380
Kresna Graha Investama Tbk PT(1)	28,000	92
Lippo Karawaci Tbk PT(1)	765,000	4,063
Malindo Feedmill Tbk PT(1)	13,400	413
Matahari Department Store Tbk PT	145,500	49,370
Medco Energi Internasional Tbk PT	1,203,840	90,326
Media Nusantara Citra Tbk PT(1)	624,400	26,605
Medikaloka Hermina Tbk PT	527,400	51,534
Merdeka Copper Gold Tbk PT(1)	385,651	114,792
Mitra Adiperkasa Tbk PT(1)	1,196,800	118,503
Mitra Keluarga Karyasehat Tbk PT	306,200	60,037
Pabrik Kertas Tjiwi Kimia Tbk PT	135,800	62,323
Pacific Strategic Financial Tbk PT(1)	340,600	25,126
Pakuwon Jati Tbk PT	1,083,400	32,827
Panin Financial Tbk PT	1,013,700	26,455
Perusahaan Gas Negara Tbk PT	538,400	55,229
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	344,600	24,066
PP Persero Tbk PT(1)	159,800	6,704
Puradelta Lestari Tbk PT	105,100	1,144
Rimo International Lestari Tbk PT(1)	329,900	1,082
Salim Ivomas Pratama Tbk PT	44,700	1,248
Samator Indo Gas Tbk PT	86,700	11,939
Samudera Indonesia Tbk PT	1,064,000	29,163
Sarana Menara Nusantara Tbk PT	1,238,500	85,259
Sawit Sumbermas Sarana Tbk PT	567,700	60,503
Selamat Sempurna Tbk PT	68,200	6,931
Semen Indonesia Persero Tbk PT	250,307	118,560
Siloam International Hospitals Tbk PT	16,000	1,374
Smartfren Telecom Tbk PT(1)	3,336,600	14,655
Sri Rejeki Isman Tbk PT(1)	54,600	523
Steel Pipe Industry of Indonesia PT	274,200	4,639
Sumber Alfaria Trijaya Tbk PT	938,300	178,438
35

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Summarecon Agung Tbk PT	747,358	$29,638
Surya Citra Media Tbk PT	478,000	6,771
Surya Esa Perkasa Tbk PT	400,700	28,116
Surya Semesta Internusa Tbk PT(1)	20,600	565
Telkom Indonesia Persero Tbk PT, ADR	19,003	489,517
Temas Tbk PT	125,900	27,583
Timah Tbk PT	278,200	21,711
Tower Bersama Infrastructure Tbk PT	253,700	34,766
Transcoal Pacific Tbk PT	29,600	17,228
Tunas Baru Lampung Tbk PT	24,900	1,151
Unilever Indonesia Tbk PT	362,700	99,385
United Tractors Tbk PT	126,200	230,826
Vale Indonesia Tbk PT(1)	175,600	78,549
Waskita Beton Precast Tbk PT(1)	48,300	301
Waskita Karya Persero Tbk PT(1)	384,292	8,769
Wijaya Karya Persero Tbk PT(1)	513,000	21,186
XL Axiata Tbk PT	491,800	67,391
		6,645,146
Malaysia — 1.8%
7-Eleven Malaysia Holdings Bhd, Class B	3,000	1,244
Aeon Co. M Bhd	118,600	35,940
AEON Credit Service M Bhd	500	1,337
AGMO Holdings Bhd(1)	1,235	197
Alliance Bank Malaysia Bhd	145,500	112,819
AMMB Holdings Bhd	173,800	155,265
Ann Joo Resources Bhd	16,600	4,254
Astro Malaysia Holdings Bhd	23,800	3,182
ATA IMS Bhd(1)	14,300	1,019
Axiata Group Bhd	65,600	46,331
Bank Islam Malaysia Bhd	36,800	18,615
Berjaya Corp. Bhd(1)	415,896	28,730
Berjaya Food Bhd	67,300	14,995
Bermaz Auto Bhd	158,400	75,870
Boustead Holdings Bhd	112,300	15,642
Boustead Plantations Bhd	74,900	11,933
Bumi Armada Bhd(1)	545,900	70,357
Bursa Malaysia Bhd	49,100	72,213
Cahya Mata Sarawak Bhd	117,500	30,888
Capital A Bhd(1)	33,100	5,089
Careplus Group Bhd(1)	13,500	857
Carlsberg Brewery Malaysia Bhd	2,500	12,789
CIMB Group Holdings Bhd	267,250	334,098
Coastal Contracts Bhd(1)	3,400	1,712
Comfort Glove Bhd(1)	6,800	613
CSC Steel Holdings Bhd	18,100	4,597
Cypark Resources Bhd(1)	15,400	3,465
Dagang NeXchange Bhd	250,700	33,781
Dayang Enterprise Holdings Bhd	17,100	5,358
Dialog Group Bhd	69,000	34,601
DiGi.Com Bhd	124,100	118,885
36

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
DRB-Hicom Bhd	87,800	$27,780
Dufu Technology Corp. Bhd	2,800	1,310
Eco World Development Group Bhd	95,100	14,410
Econpile Holdings Bhd(1)	5,500	227
Ekovest Bhd(1)	134,300	10,923
Focus Dynamics Group Bhd(1)	55,800	248
Fraser & Neave Holdings Bhd	5,300	32,475
Frontken Corp. Bhd	54,000	37,649
Gamuda Bhd	194,247	181,770
Genting Bhd	118,100	122,619
Genting Malaysia Bhd	145,200	87,347
Genting Plantations Bhd	6,300	8,451
Globetronics Technology Bhd	12,200	2,963
Greatech Technology Bhd(1)	15,100	16,816
Hai-O Enterprise Bhd	2,076	611
HAP Seng Consolidated Bhd	16,900	22,967
Hartalega Holdings Bhd	108,100	35,405
Heineken Malaysia Bhd	9,800	62,487
Hengyuan Refining Co. Bhd	5,300	4,014
Hextar Global Bhd	38,740	19,247
Hextar Healthcare Bhd(1)	61,100	3,881
Hiap Teck Venture Bhd	125,000	8,075
Hibiscus Petroleum Bhd	304,300	72,107
Hong Leong Bank Bhd	13,300	60,874
Hong Leong Capital Bhd	8,700	11,689
Hong Leong Financial Group Bhd	8,500	34,508
Hong Leong Industries Bhd	400	802
IHH Healthcare Bhd	14,000	18,062
IJM Corp. Bhd	261,800	93,920
Inari Amertron Bhd	104,900	57,231
IOI Corp. Bhd	75,900	64,778
IOI Properties Group Bhd	41,800	10,435
JAKS Resources Bhd(1)	11,180	573
Jaya Tiasa Holdings Bhd	104,500	15,249
Kossan Rubber Industries Bhd	136,100	33,050
KPJ Healthcare Bhd	33,800	7,909
KSL Holdings Bhd(1)	5,500	999
Kuala Lumpur Kepong Bhd	18,400	85,259
Land & General Bhd	29,900	732
LBS Bina Group Bhd	8,961	819
Leong Hup International Bhd(1)	5,600	618
Lii Hen Industries Bhd	4,200	814
Lotte Chemical Titan Holding Bhd	20,000	6,151
Luxchem Corp. Bhd	20,900	2,445
Mah Sing Group Bhd	51,600	6,955
Malakoff Corp. Bhd	6,800	1,022
Malayan Banking Bhd	162,949	319,527
Malayan Flour Mills Bhd	26,300	4,776
Malaysia Airports Holdings Bhd(1)	27,900	42,219
Malaysia Building Society Bhd(1)	190,000	25,610
37

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Malaysia Marine & Heavy Engineering Holdings Bhd	4,700	$690
Malaysian Pacific Industries Bhd	8,600	57,329
Malaysian Resources Corp. Bhd	9,900	684
Matrix Concepts Holdings Bhd	18,300	6,075
Maxis Bhd	96,500	84,066
Media Prima Bhd	58,500	5,409
Mega First Corp. Bhd	4,200	3,450
MISC Bhd	64,900	109,291
MKH Bhd	2,900	788
MR DIY Group M Bhd	67,500	25,563
Muhibbah Engineering M Bhd(1)	2,000	285
My EG Services Bhd	132,900	21,316
Naim Holdings Bhd(1)	4,300	522
Nestle Malaysia Bhd	2,200	66,241
OCK Group Bhd	7,100	625
OSK Holdings Bhd	6,600	1,500
Padini Holdings Bhd	12,900	11,209
Paramount Corp. Bhd	3,400	678
Perak Transit Bhd	5,566	1,377
PESTECH International Bhd(1)	29,625	1,584
Petronas Chemicals Group Bhd	95,500	152,342
Petronas Dagangan Bhd	10,200	47,802
Petronas Gas Bhd	38,100	141,428
Poh Huat Resources Holdings Bhd	2,800	855
PPB Group Bhd	15,500	60,435
Press Metal Aluminium Holdings Bhd	39,400	45,289
Public Bank Bhd	476,700	438,711
QL Resources Bhd	31,850	41,243
Ranhill Utilities Bhd	3,829	392
RHB Bank Bhd	108,531	137,366
Sam Engineering & Equipment M Bhd	2,400	2,502
Sapura Energy Bhd(1)	43,200	431
Sarawak Oil Palms Bhd	31,800	18,706
Scientex Bhd	22,400	18,068
Serba Dinamik Holdings Bhd(1)	4,000	18
Sime Darby Bhd	142,000	71,831
Sime Darby Plantation Bhd	140,700	132,670
Sime Darby Property Bhd	33,900	3,625
SP Setia Bhd Group	120,300	16,612
Sports Toto Bhd	7,536	2,553
Sunway Bhd	82,300	29,888
Sunway Construction Group Bhd	11,200	4,168
Supermax Corp. Bhd	208,043	34,994
Syarikat Takaful Malaysia Keluarga Bhd	18,100	13,351
Ta Ann Holdings Bhd	26,400	19,652
Telekom Malaysia Bhd	84,600	94,826
Tenaga Nasional Bhd	78,100	163,085
Thong Guan Industries Bhd	2,400	1,230
TIME dotCom Bhd	58,200	69,380
Tiong NAM Logistics Holdings(1)	26,900	4,551
38

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Top Glove Corp. Bhd(1)	238,700	$40,151
Tropicana Corp. Bhd(1)	4,807	1,521
TSH Resources Bhd	77,200	17,720
Uchi Technologies Bhd	7,500	5,414
UEM Sunrise Bhd(1)	6,800	394
UMW Holdings Bhd	45,200	39,273
Unisem M Bhd	51,700	34,077
United Plantations Bhd	5,000	18,384
UWC Bhd	6,400	5,708
Velesto Energy Bhd(1)	623,700	26,416
ViTrox Corp. Bhd	4,000	7,128
Vizione Holdings Bhd(1)	5,100	68
VS Industry Bhd	66,800	13,088
Wah Seong Corp. Bhd(1)	16,200	3,139
WCT Holdings Bhd	7,446	705
Westports Holdings Bhd	38,900	32,074
Yinson Holdings Bhd	163,020	98,149
YTL Corp. Bhd	27,796	3,499
YTL Power International Bhd	117,700	19,929
		5,471,007
Mexico — 2.9%
Alfa SAB de CV, Class A	292,300	191,709
Alpek SAB de CV	45,690	55,762
Alsea SAB de CV(1)	35,100	77,695
America Movil SAB de CV, Class L, ADR	43,995	905,417
Arca Continental SAB de CV	12,800	108,415
Banco del Bajio SA	98,977	378,186
Becle SAB de CV(2)	4,400	10,673
Bolsa Mexicana de Valores SAB de CV	10,700	20,860
Cemex SAB de CV, ADR(1)	45,449	226,336
Coca-Cola Femsa SAB de CV	36,405	263,121
Consorcio ARA SAB de CV	4,900	1,061
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)	12,104	141,859
Corp. Inmobiliaria Vesta SAB de CV	45,700	132,356
El Puerto de Liverpool SAB de CV, Class C1	600	3,646
Fomento Economico Mexicano SAB de CV, ADR	6,998	643,256
GCC SAB de CV	17,400	137,325
Genomma Lab Internacional SAB de CV, Class B	94,200	75,735
Gentera SAB de CV	249,100	269,978
Gruma SAB de CV, B Shares	12,085	178,001
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	5,145	401,259
Grupo Aeroportuario del Pacifico SAB de CV, ADR	2,112	401,449
Grupo Aeroportuario del Sureste SAB de CV, ADR	306	87,571
Grupo Bimbo SAB de CV, Series A	35,600	169,726
Grupo Carso SAB de CV, Series A1	13,100	62,799
Grupo Comercial Chedraui SA de CV	33,500	170,278
Grupo Financiero Banorte SAB de CV, Class O	114,796	971,749
Grupo Financiero Inbursa SAB de CV, Class O(1)	129,050	269,717
Grupo GICSA SAB de CV(1)	8,000	839
Grupo Industrial Saltillo SAB de CV	1,800	2,804
39

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Grupo Mexico SAB de CV, Series B	126,594	$569,367
Grupo Rotoplas SAB de CV(1)	1,969	3,211
Grupo Televisa SAB, ADR	36,065	178,882
Grupo Traxion SAB de CV(1)(2)	18,200	33,980
Hoteles City Express SAB de CV(1)	1,300	597
Industrias Penoles SAB de CV(1)	14,020	167,743
Kimberly-Clark de Mexico SAB de CV, A Shares	100,200	200,438
La Comer SAB de CV	32,900	72,646
Megacable Holdings SAB de CV	49,200	126,465
Nemak SAB de CV(1)	286,440	72,641
Orbia Advance Corp. SAB de CV	49,300	102,418
Promotora y Operadora de Infraestructura SAB de CV	18,350	178,982
Qualitas Controladora SAB de CV(2)	31,800	197,806
Regional SAB de CV	4,890	40,571
Wal-Mart de Mexico SAB de CV	82,697	325,879
		8,631,208
Peru — 0.3%
Cia de Minas Buenaventura SAA, ADR	37,087	281,120
Credicorp Ltd.	1,767	225,151
Intercorp Financial Services, Inc.	4,299	102,445
Southern Copper Corp.	2,512	185,109
		793,825
Philippines — 0.9%
Aboitiz Equity Ventures, Inc.	79,690	77,731
Aboitiz Power Corp.	12,100	8,273
ACEN Corp.	112,530	12,877
Alliance Global Group, Inc.	166,000	37,708
Ayala Corp.	10,600	119,511
Ayala Land, Inc.	224,700	115,497
Ayalaland Logistics Holdings Corp.(1)	17,000	915
Bank of the Philippine Islands	78,660	155,975
BDO Unibank, Inc.	96,360	214,610
Cebu Air, Inc.(1)	6,390	4,845
Century Pacific Food, Inc.	41,200	19,538
Converge Information & Communications Technology Solutions, Inc. (1)	156,800	46,006
Cosco Capital, Inc.	51,700	3,896
DMCI Holdings, Inc.	574,500	109,458
DoubleDragon Corp.	2,700	332
East West Banking Corp.	5,400	712
EEI Corp.(1)	5,000	253
Filinvest Land, Inc.	41,000	600
First Gen Corp.	22,300	6,951
Ginebra San Miguel, Inc.	1,300	2,806
Global Ferronickel Holdings, Inc.	171,000	7,410
Globe Telecom, Inc.	1,865	59,756
GT Capital Holdings, Inc.	8,670	81,246
Integrated Micro-Electronics, Inc.(1)	6,600	620
International Container Terminal Services, Inc.	46,430	167,490
JG Summit Holdings, Inc.	121,203	107,814
Jollibee Foods Corp.	32,680	141,613
40

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Manila Electric Co.	8,850	$50,806
Manila Water Co., Inc.	32,900	11,286
Max's Group, Inc.(1)	4,100	381
Megaworld Corp.	712,000	25,969
Metro Pacific Investments Corp.	1,331,000	98,083
Metropolitan Bank & Trust Co.	222,900	234,148
Monde Nissin Corp.	229,500	49,971
Nickel Asia Corp.	273,100	34,674
Petron Corp.(1)	75,000	3,412
Pilipinas Shell Petroleum Corp.	1,600	491
PLDT, Inc., ADR(2)	4,443	104,188
Puregold Price Club, Inc.	65,600	37,338
Robinsons Land Corp.	91,300	24,821
Robinsons Retail Holdings, Inc.	34,190	33,580
Security Bank Corp.	57,680	107,027
Semirara Mining & Power Corp.	89,900	48,671
SM Investments Corp.	5,995	92,159
SM Prime Holdings, Inc.	134,900	82,914
Universal Robina Corp.	32,640	80,489
Vista Land & Lifescapes, Inc.	62,800	2,040
Wilcon Depot, Inc.	81,300	46,370
		2,673,261
Poland — 0.9%
Alior Bank SA(1)	13,298	121,073
Allegro.eu SA(1)	9,307	60,662
AmRest Holdings SE(1)	2,830	13,237
Asseco Poland SA	1,398	25,071
Bank Millennium SA(1)	82,872	84,266
Bank Polska Kasa Opieki SA	5,325	107,156
CCC SA(1)	3,273	26,016
CD Projekt SA	3,015	89,696
Ciech SA	2,368	27,596
Cyfrowy Polsat SA	4,067	15,754
Dino Polska SA(1)	1,614	134,742
Enea SA(1)	26,578	38,649
Eurocash SA(1)	2,586	8,681
Famur SA(1)	6,958	5,982
Grupa Azoty SA(1)	5,389	46,894
Jastrzebska Spolka Weglowa SA(1)	7,794	95,763
KGHM Polska Miedz SA	6,983	199,148
KRUK SA	2,018	149,980
LiveChat Software SA	1,024	32,224
LPP SA	65	137,295
Lubelski Wegiel Bogdanka SA	109	1,152
mBank SA(1)	675	49,710
Mercator Medical SA(1)	146	1,480
Neuca SA	24	3,175
Orange Polska SA	79,818	120,527
Pepco Group NV(1)	5,534	54,817
PGE Polska Grupa Energetyczna SA(1)	20,198	30,304
41

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
PKP Cargo SA(1)	196	$662
Polski Koncern Naftowy ORLEN SA	27,322	408,070
Powszechna Kasa Oszczednosci Bank Polski SA	14,593	101,834
Powszechny Zaklad Ubezpieczen SA	14,313	117,681
Santander Bank Polska SA	2,242	150,449
Tauron Polska Energia SA(1)	95,228	46,059
TEN Square Games SA	170	5,004
Warsaw Stock Exchange	783	6,534
XTB SA	8,988	67,257
		2,584,600
Russia(3)†
Gazprom PJSC	309,544	1
Globaltrans Investment PLC, GDR(1)	19,562	2
LUKOIL PJSC	14,461	—
Magnit PJSC(1)	1,613	—
Magnit PJSC, GDR(1)	3	—
Mechel PJSC(1)	7,372	—
MMC Norilsk Nickel PJSC	849	—
MMC Norilsk Nickel PJSC, ADR(1)	3	—
Mobile TeleSystems PJSC, ADR(1)	11,495	1
Novatek PJSC	8,700	—
Novolipetsk Steel PJSC(1)	60,580	—
O'Key Group SA, GDR	1,578	—
PhosAgro PJSC(1)	44	—
PhosAgro PJSC LI, GDR(1)	2	—
PhosAgro PJSC RX	2,275	—
Ros Agro PLC, GDR(1)	3,053	—
Rosneft Oil Co. PJSC	36,427	—
Severstal PAO, GDR(1)	6,837	1
Tatneft PJSC	61,368	—
VK Co. Ltd., GDR(1)	87	—
VTB Bank PJSC(1)	386,396,000	515
X5 Retail Group NV, GDR(1)	2,570	—
		520
South Africa — 3.9%
Absa Group Ltd.	52,965	571,842
Adcock Ingram Holdings Ltd.	305	894
Advtech Ltd.	12,737	12,863
AECI Ltd.	8,701	44,192
African Rainbow Minerals Ltd.	10,125	140,139
Afrimat Ltd.	756	2,219
Alexander Forbes Group Holdings Ltd.	4,775	1,299
Anglo American Platinum Ltd.	1,400	77,415
AngloGold Ashanti Ltd., ADR	26,976	449,420
Aspen Pharmacare Holdings Ltd.	21,329	164,699
Astral Foods Ltd.	7,442	66,228
Aveng Ltd.(1)	7,715	6,295
AVI Ltd.	27,930	115,636
Balwin Properties Ltd.	4,197	719
Barloworld Ltd.	29,587	147,456
42

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Bid Corp. Ltd.	8,305	$181,643
Bidvest Group Ltd.	8,951	114,142
Blue Label Telecoms Ltd.(1)	5,048	1,248
Brait PLC(1)(2)	4,194	822
Capitec Bank Holdings Ltd.	1,630	155,509
Cashbuild Ltd.	488	5,263
City Lodge Hotels Ltd.(1)	2,646	624
Clicks Group Ltd.	9,263	134,944
Coronation Fund Managers Ltd.	24,694	42,053
Curro Holdings Ltd.(2)	45,943	21,940
Dis-Chem Pharmacies Ltd.	25,081	36,947
Discovery Ltd.(1)	14,687	119,687
Distell Group Holdings Ltd.(1)	1,448	13,831
DRDGOLD Ltd.	20,138	14,782
EOH Holdings Ltd.(1)	1,194	102
Exxaro Resources Ltd.	13,410	146,777
Famous Brands Ltd.	293	1,061
FirstRand Ltd.	141,744	505,567
Foschini Group Ltd.	26,188	144,648
Gold Fields Ltd., ADR	49,059	445,946
Grindrod Ltd.	68,214	38,154
Harmony Gold Mining Co. Ltd., ADR(2)	67,008	207,055
Impala Platinum Holdings Ltd.	60,833	567,991
Investec Ltd.	18,763	120,045
Kaap Agri Ltd.	177	397
KAP Industrial Holdings Ltd.	178,079	33,792
Kumba Iron Ore Ltd.	3,565	92,968
Lewis Group Ltd.	508	1,153
Life Healthcare Group Holdings Ltd.	96,456	102,845
Metair Investments Ltd.	1,914	2,502
MiX Telematics Ltd., ADR	83	676
Momentum Metropolitan Holdings	222,391	240,478
Motus Holdings Ltd.	16,603	100,153
Mpact Ltd.	965	1,578
Mr Price Group Ltd.	12,571	104,252
MTN Group Ltd.	56,441	444,724
MultiChoice Group	21,390	164,851
Murray & Roberts Holdings Ltd.(1)	1,453	170
Naspers Ltd., N Shares	3,023	531,575
Nedbank Group Ltd.	29,954	375,849
NEPI Rockcastle NV	41,602	249,223
Netcare Ltd.	121,001	100,285
Ninety One Ltd.	15,489	38,839
Northam Platinum Holdings Ltd.(1)	29,884	246,243
Oceana Group Ltd.	464	1,831
Old Mutual Ltd.	421,474	273,387
Omnia Holdings Ltd.	30,120	97,979
OUTsurance Group Ltd.	43,611	84,827
Pepkor Holdings Ltd.	20,522	20,961
Pick n Pay Stores Ltd.	27,885	69,725
43

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
PPC Ltd.(1)(2)	125,428	$21,621
Raubex Group Ltd.	2,320	3,594
Reinet Investments SCA	11,800	233,584
Remgro Ltd.	31,820	242,198
Reunert Ltd.	3,156	10,194
RFG Holdings Ltd.	1,040	673
RMB Holdings Ltd.	8,812	250
Royal Bafokeng Platinum Ltd.	15,814	133,922
Sanlam Ltd.	47,525	154,664
Santam Ltd.	2,838	45,678
Sappi Ltd.	75,826	201,757
Sasol Ltd., ADR(2)	26,634	384,861
Shoprite Holdings Ltd.	14,624	177,085
Sibanye Stillwater Ltd., ADR(2)	53,939	436,906
Southern Sun Ltd.(1)	3,866	929
SPAR Group Ltd.(2)	7,714	60,492
Standard Bank Group Ltd.	41,521	414,754
Steinhoff International Holdings NV(1)(2)	112,095	2,436
Sun International Ltd.	488	897
Telkom SA SOC Ltd.(1)(2)	51,035	106,480
Thungela Resources Ltd.	25,484	296,310
Tiger Brands Ltd.(2)	10,528	127,253
Transaction Capital Ltd.	9,016	15,311
Trencor Ltd.(1)	1,689	569
Truworths International Ltd.	30,638	98,668
Tsogo Sun Gaming Ltd.(2)	3,616	2,345
Vodacom Group Ltd.	17,179	118,392
Wilson Bayly Holmes-Ovcon Ltd.(1)	1,556	8,810
Woolworths Holdings Ltd.	53,338	223,649
Zeda Ltd.(1)	24,857	16,323
Zeder Investments Ltd.(2)	8,750	820
		11,744,785
South Korea — 13.0%
ABLBio, Inc.(1)	1,967	30,885
Advanced Process Systems Corp.(1)	1,624	24,800
Aekyung Industrial Co. Ltd.	349	4,914
AfreecaTV Co. Ltd.	388	26,153
Agabang&Company(1)	2,113	6,929
Ahnlab, Inc.	230	13,156
Alteogen, Inc.(1)	216	6,132
Amorepacific Corp.	893	93,349
AMOREPACIFIC Group	1,483	44,854
Ananti, Inc.(1)	6,338	34,766
Aprogen Biologics(1)	1,383	371
Aprogen, Inc.(1)	145	188
Asiana Airlines, Inc.(1)	3,845	40,722
BGF Co. Ltd.	616	2,149
BGF retail Co. Ltd.	779	106,547
BH Co. Ltd.	3,372	60,184
Binggrae Co. Ltd.(1)	616	19,510
44

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Bioneer Corp.(1)	1,389	$56,029
BNK Financial Group, Inc.	40,900	206,994
Boditech Med, Inc.	953	8,448
Boryung	2,557	17,372
Bukwang Pharmaceutical Co. Ltd.	513	3,218
Byucksan Corp.(1)	2,612	4,510
Caregen Co. Ltd.	169	22,521
Cellid Co. Ltd.(1)	65	548
Celltrion Healthcare Co. Ltd.	1,398	57,498
Celltrion Pharm, Inc.(1)	264	11,418
Celltrion, Inc.	2,025	222,078
Chabiotech Co. Ltd.(1)	2,331	24,692
Cheil Worldwide, Inc.	4,386	66,313
Chong Kun Dang Pharmaceutical Corp.	828	49,485
Chongkundang Holdings Corp.	42	1,712
Chunbo Co. Ltd.	75	14,267
CJ CGV Co. Ltd.(1)	2,045	26,124
CJ CheilJedang Corp.	437	106,041
CJ Corp.	1,535	100,774
CJ ENM Co. Ltd.(1)	1,590	111,266
CJ Logistics Corp.	966	59,644
Classys, Inc.(1)	1,624	24,989
CMG Pharmaceutical Co. Ltd.(1)	803	1,336
Com2uSCorp	114	5,858
Cosmax, Inc.(1)	1,131	66,018
CosmoAM&T Co. Ltd.(1)	253	14,780
COSON Co. Ltd.(1)	1,078	2,143
Coway Co. Ltd.	4,999	201,689
COWELL FASHION Co. Ltd.	866	3,040
CrystalGenomics, Inc.(1)	1,166	2,957
CS Wind Corp.	558	28,162
Cuckoo Homesys Co. Ltd.(1)	704	15,935
Daea TI Co. Ltd.(1)	824	2,006
Daeduck Electronics Co. Ltd.	4,805	76,071
Daesang Corp.(1)	1,157	17,437
Daewon Pharmaceutical Co. Ltd.	395	4,548
Daewoo Engineering & Construction Co. Ltd.(1)	26,080	84,747
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	1,178	22,882
Daewoong Co. Ltd.(1)	705	9,125
Daewoong Pharmaceutical Co. Ltd.(1)	323	28,480
Daishin Securities Co. Ltd.(1)	4,161	41,144
Daol Investment & Securities Co. Ltd.(1)	5,885	21,661
Daou Data Corp.	2,016	73,895
Daou Technology, Inc.	2,270	37,016
Dawonsys Co. Ltd.(1)	62	684
DB Financial Investment Co. Ltd.(1)	1,678	5,303
DB HiTek Co. Ltd.	5,137	175,496
DB Insurance Co. Ltd.	5,455	317,448
Dentium Co. Ltd.(1)	478	43,656
Devsisters Co. Ltd.(1)	99	4,221
45

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
DGB Financial Group, Inc.	25,554	$152,549
DIO Corp.(1)	562	10,335
DL E&C Co. Ltd.	5,052	125,820
DL Holdings Co. Ltd.	1,379	61,333
Dong-A Socio Holdings Co. Ltd.	122	8,842
Dong-A ST Co. Ltd.	227	10,165
Dongjin Semichem Co. Ltd.	2,768	74,468
DongKook Pharmaceutical Co. Ltd.	415	5,056
Dongkuk Steel Mill Co. Ltd.	11,272	116,562
Dongsuh Cos., Inc.	1,309	19,117
Dongwha Enterprise Co. Ltd.(1)	82	3,514
Dongwha Pharm Co. Ltd.	1,215	8,269
Dongwon Development Co. Ltd.	641	1,561
Dongwon F&B Co. Ltd.	93	11,405
Dongwon Industries Co. Ltd.	950	37,004
Dongwon Systems Corp.	217	6,487
Doosan Bobcat, Inc.	917	26,252
Doosan Enerbility Co. Ltd.(1)	8,853	108,666
Doosan Fuel Cell Co. Ltd.(1)	603	15,647
Doosan Tesna, Inc.	1,960	49,493
DoubleUGames Co. Ltd.	843	29,467
Douzone Bizon Co. Ltd.	1,500	38,932
Dreamtech Co. Ltd.(1)	2,473	17,719
Duk San Neolux Co. Ltd.(1)	569	19,032
Echo Marketing, Inc.	366	3,620
Ecopro BM Co. Ltd.	496	62,289
Ecopro Co. Ltd.	174	37,484
Ecopro HN Co. Ltd.	136	5,339
E-MART, Inc.	1,032	87,297
ENF Technology Co. Ltd.	240	4,236
Eo Technics Co. Ltd.(1)	446	25,733
Eoflow Co. Ltd.(1)	486	9,058
Eugene Corp.(1)	3,001	8,049
Eugene Investment & Securities Co. Ltd.(1)	4,439	9,026
Eugene Technology Co. Ltd.	502	10,046
F&F Co. Ltd. / New	900	94,314
F&F Holdings Co. Ltd.	27	525
Fila Holdings Corp.	3,645	107,387
Fine Semitech Corp.	363	5,769
Foosung Co. Ltd.	1,807	18,127
GemVax & Kael Co. Ltd.(1)	680	8,077
Genexine, Inc.(1)	105	1,145
Giantstep, Inc.(1)	170	2,935
GOLFZON Co. Ltd.(1)	448	48,523
Gradiant Corp.	604	6,857
Grand Korea Leisure Co. Ltd.(1)	242	3,766
Green Cross Corp.	210	18,997
Green Cross Holdings Corp.	435	5,227
GS Engineering & Construction Corp.	6,709	112,621
GS Holdings Corp.	6,733	206,941
46

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
GS Retail Co. Ltd.	6,341	$138,185
HAESUNG DS Co. Ltd.	1,458	44,204
Hana Financial Group, Inc.	25,172	863,330
Hana Materials, Inc.	366	10,374
Hana Micron, Inc.	3,236	26,859
Hanall Biopharma Co. Ltd.(1)	410	4,817
Handsome Co. Ltd.	2,251	43,731
Hanil Cement Co. Ltd.	730	6,578
Hanjin Kal Corp.	187	6,335
Hanjin Transportation Co. Ltd.(1)	337	5,355
Hankook Shell Oil Co. Ltd.	40	7,101
Hankook Tire & Technology Co. Ltd.	5,407	152,097
Hanmi Pharm Co. Ltd.(1)	385	75,339
Hanmi Semiconductor Co. Ltd.	3,377	40,676
Hanon Systems	8,178	55,754
Hansae Co. Ltd.	3,078	38,761
Hansol Chemical Co. Ltd.	375	57,924
Hansol Paper Co. Ltd.	1,067	9,876
Hansol Technics Co. Ltd.	1,045	4,739
Hanssem Co. Ltd.	322	10,906
Hanwha Aerospace Co. Ltd.	3,100	210,537
Hanwha Corp.	3,440	70,011
Hanwha Corp., Preference Shares	729	7,844
Hanwha General Insurance Co. Ltd.(1)	2,607	9,742
Hanwha Investment & Securities Co. Ltd.(1)	10,391	23,909
Hanwha Life Insurance Co. Ltd.(1)	50,857	114,275
Hanwha Solutions Corp.(1)	4,337	136,346
Hanwha Systems Co. Ltd.	2,295	21,427
Harim Holdings Co. Ltd.	7,758	70,210
HD Hyundai Co. Ltd.	6,768	303,961
HDC Holdings Co. Ltd.(1)	1,750	8,070
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	3,589	28,077
Hite Jinro Co. Ltd.(1)	2,211	39,916
HJ Shipbuilding & Construction Co. Ltd.(1)	2,594	7,624
HK inno N Corp.(1)	227	6,244
HL Holdings Corp.	590	15,349
HL Mando Co. Ltd.	3,061	109,637
HLB Global Co. Ltd.(1)	807	3,510
HLB, Inc.(1)	1,559	37,999
HMM Co. Ltd.(1)	25,856	439,890
Hotel Shilla Co. Ltd.	1,180	71,453
HS Industries Co. Ltd.(1)	1,315	3,914
Hugel, Inc.(1)	170	16,548
Humasis Co. Ltd.(1)	6,088	68,066
Humax Co. Ltd.(1)	1,601	4,567
Humedix Co. Ltd.	254	5,238
Huons Co. Ltd.	129	3,287
Huons Global Co. Ltd.	141	2,182
Hwaseung Enterprise Co. Ltd.(1)	315	2,215
HYBE Co. Ltd.(1)	454	63,436
47

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Hyosung Advanced Materials Corp.	134	$41,567
Hyosung Chemical Corp.(1)	216	23,858
Hyosung Corp.	369	18,719
Hyosung Heavy Industries Corp.(1)	224	12,023
Hyosung TNC Corp.	448	154,833
Hyundai Autoever Corp.	426	36,515
Hyundai Construction Equipment Co. Ltd.	1,275	52,873
HYUNDAI Corp.	337	4,071
Hyundai Department Store Co. Ltd.	1,484	60,868
Hyundai Doosan Infracore Co. Ltd.	9,544	61,538
Hyundai Electric & Energy System Co. Ltd.	3,851	122,245
Hyundai Elevator Co. Ltd.(1)	1,982	41,545
Hyundai Engineering & Construction Co. Ltd.	6,782	186,374
Hyundai Futurenet Co. Ltd.	2,521	5,460
Hyundai Glovis Co. Ltd.	1,796	215,093
Hyundai Greenfood Co. Ltd.	4,245	23,258
Hyundai Heavy Industries Co. Ltd.	1,149	92,215
Hyundai Home Shopping Network Corp.	644	25,073
Hyundai Livart Furniture Co. Ltd.(1)	429	2,824
Hyundai Marine & Fire Insurance Co. Ltd.	8,078	214,949
Hyundai Mipo Dockyard Co. Ltd.	294	15,584
Hyundai Mobis Co. Ltd.	2,110	338,916
Hyundai Motor Co.	6,055	805,878
Hyundai Rotem Co. Ltd.(1)	1,229	23,166
Hyundai Steel Co.	8,959	236,946
Hyundai Wia Corp.	1,020	43,035
ICD Co. Ltd.(1)	2,133	16,548
Iljin Diamond Co. Ltd.(1)	93	1,287
Iljin Materials Co. Ltd.(1)	319	15,316
Ilyang Pharmaceutical Co. Ltd.	2,125	29,756
iMarketKorea, Inc.	2,108	16,756
Industrial Bank of Korea	33,570	263,243
Innocean Worldwide, Inc.	782	25,151
Innox Advanced Materials Co. Ltd.	1,309	38,489
Inscobee, Inc.(1)	756	799
Insun ENT Co. Ltd.(1)	1,650	11,367
Interflex Co. Ltd.(1)	276	2,192
INTOPS Co. Ltd.	2,663	56,396
iNtRON Biotechnology, Inc.(1)	2,914	18,813
IS Dongseo Co. Ltd.(1)	2,292	76,052
i-SENS, Inc.	272	6,653
JB Financial Group Co. Ltd.	18,632	130,101
Jeil Pharmaceutical Co. Ltd.(1)	24	347
Jeju Air Co. Ltd.(1)	273	3,316
Jin Air Co. Ltd.(1)	624	7,993
Jusung Engineering Co. Ltd.	4,806	42,518
JW Holdings Corp.	399	939
JW Pharmaceutical Corp.	2,377	37,299
JYP Entertainment Corp.(1)	1,575	93,545
Kakao Corp.	4,437	208,860
48

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Kakao Games Corp.(1)	699	$25,876
KakaoBank Corp.(1)	2,861	57,548
Kangwon Land, Inc.(1)	4,323	65,946
KB Financial Group, Inc., ADR(2)	23,380	900,831
KC Co. Ltd.	435	6,630
KC Tech Co. Ltd.	493	6,617
KCC Corp.	306	56,650
KCC Glass Corp.	1,172	36,002
KEPCO Engineering & Construction Co., Inc.(1)	229	10,936
KEPCO Plant Service & Engineering Co. Ltd.(1)	1,281	31,341
KG DONGBUSTEEL	2,973	19,429
Kginicis Co. Ltd.	1,731	17,092
KH Feelux Co. Ltd.(1)	8,049	3,264
KH Vatec Co. Ltd.	1,906	20,941
Kia Corp.	14,356	815,853
KISCO Corp.	1,358	7,820
KIWOOM Securities Co. Ltd.(1)	2,424	188,901
KMW Co. Ltd.(1)	276	5,244
Koentec Co. Ltd.	632	3,477
Koh Young Technology, Inc.	2,505	31,667
Kolmar BNH Co. Ltd.(1)	169	3,450
Kolmar Korea Co. Ltd.(1)	104	3,195
Kolmar Korea Holdings Co. Ltd.(1)	244	2,950
Kolon Industries, Inc.	1,544	52,391
KoMiCo Ltd.	1,114	38,439
Komipharm International Co. Ltd.(1)	185	954
KONA I Co. Ltd.(1)	716	9,752
Korea Aerospace Industries Ltd.(1)	4,485	152,712
Korea Circuit Co. Ltd.(1)	1,642	18,646
Korea Electric Power Corp., ADR(2)	22,802	151,177
Korea Electric Terminal Co. Ltd.	609	25,913
Korea Gas Corp.(1)	430	9,110
Korea Investment Holdings Co. Ltd.(1)	5,005	234,305
Korea Line Corp.(1)	28,143	49,655
Korea Petrochemical Ind Co. Ltd.(1)	318	41,764
Korea Real Estate Investment & Trust Co. Ltd.	3,951	3,886
Korea Shipbuilding & Offshore Engineering Co. Ltd.	2,976	182,671
Korea United Pharm, Inc.(1)	247	4,206
Korea Zinc Co. Ltd.	300	132,464
Korean Air Lines Co. Ltd.	18,012	309,495
Korean Reinsurance Co.	8,002	49,303
Krafton, Inc.(1)	689	88,246
KT Skylife Co. Ltd.	1,686	10,212
Kum Yang Co. Ltd.(1)	2,158	62,652
Kumho Petrochemical Co. Ltd.(1)	2,434	289,416
Kumho Tire Co., Inc.(1)	3,469	8,715
Kwang Dong Pharmaceutical Co. Ltd.	671	2,924
Kyobo Securities Co. Ltd.	138	582
Kyung Dong Navien Co. Ltd.	141	4,018
L&C Bio Co. Ltd.	334	5,744
49

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
L&F Co. Ltd.	331	$65,494
LB Semicon, Inc.(1)	1,686	9,679
LEENO Industrial, Inc.	638	78,183
LF Corp.	3,890	50,990
LG Chem Ltd.	1,072	550,303
LG Corp.	3,818	237,549
LG Display Co. Ltd., ADR(2)	47,208	274,751
LG Electronics, Inc.	6,272	526,069
LG Energy Solution Ltd.(1)	557	220,022
LG H&H Co. Ltd.	319	160,970
LG HelloVision Co. Ltd.	1,238	4,175
LG Innotek Co. Ltd.	1,145	239,254
LG Uplus Corp.	25,359	212,127
LIG Nex1 Co. Ltd.	1,456	82,128
Lock&Lock Co. Ltd.	304	1,480
Lotte Chemical Corp.	971	130,730
Lotte Chilsung Beverage Co. Ltd.	512	64,757
Lotte Confectionery Co. Ltd.	165	14,986
Lotte Corp.	231	5,346
Lotte Data Communication Co.	464	10,274
LOTTE Fine Chemical Co. Ltd.	1,867	81,875
LOTTE Himart Co. Ltd.	116	1,164
Lotte Rental Co. Ltd.	1,895	38,054
Lotte Shopping Co. Ltd.	1,215	79,857
LS Corp.	813	41,400
LS Electric Co. Ltd.	817	30,981
Lutronic Corp.	1,474	29,620
LVMC Holdings(1)	1,222	2,472
LX Hausys Ltd.	634	17,106
LX Holdings Corp.	3,787	24,405
LX INTERNATIONAL Corp.	5,626	133,102
LX Semicon Co. Ltd.	992	69,206
Maeil Dairies Co. Ltd.	252	9,411
Medytox, Inc.	171	28,215
MegaStudyEdu Co. Ltd.	837	43,705
Meritz Financial Group, Inc.	8,165	277,575
Meritz Securities Co. Ltd.	37,831	200,751
Mirae Asset Life Insurance Co. Ltd.(1)	2,237	4,871
Mirae Asset Securities Co. Ltd.	26,938	145,452
Miwon Commercial Co. Ltd.	26	3,523
Namhae Chemical Corp.	960	6,533
Namsun Aluminum Co. Ltd.(1)	4,341	8,145
NAVER Corp.	2,003	314,876
NCSoft Corp.	712	233,616
Neowiz(1)	1,144	40,447
NEPES Corp.(1)	2,001	26,654
Netmarble Corp.(1)	564	26,289
Nexen Tire Corp.(1)	3,291	18,654
NEXTIN, Inc.	591	26,829
NH Investment & Securities Co. Ltd.(1)	14,115	101,316
50

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
NHN Corp.(1)	938	$20,519
NHN KCP Corp.	1,223	12,571
NICE Holdings Co. Ltd.(1)	1,626	16,822
NICE Information Service Co. Ltd.(1)	1,931	18,933
NongShim Co. Ltd.	253	70,011
OCI Co. Ltd.	932	63,867
OptoElectronics Solutions Co. Ltd.	81	1,141
Orion Corp./Republic of Korea	1,920	181,486
Orion Holdings Corp.	2,268	27,040
Ottogi Corp.(1)	144	47,915
Pan Ocean Co. Ltd.	39,882	190,550
Paradise Co. Ltd.(1)	1,512	19,099
Park Systems Corp.	268	27,694
Partron Co. Ltd.	7,816	47,703
Pearl Abyss Corp.(1)	642	21,708
PharmaResearch Co. Ltd.	525	29,475
PI Advanced Materials Co. Ltd.(1)	961	25,329
Poongsan Corp.	487	13,210
POSCO Chemical Co. Ltd.	507	84,592
POSCO Holdings, Inc., ADR	14,644	893,138
Posco ICT Co. Ltd.	4,331	22,331
Posco International Corp.	6,485	110,591
PSK, Inc.	2,182	29,198
Pulmuone Co. Ltd.	627	5,080
S&S Tech Corp.	452	10,728
S-1 Corp.	691	29,460
Samchully Co. Ltd.(1)	65	25,208
Samjin Pharmaceutical Co. Ltd.	249	4,238
Samsung Biologics Co. Ltd.(1)	357	208,573
Samsung C&T Corp.	2,826	235,076
Samsung Card Co. Ltd.	448	10,394
Samsung Electro-Mechanics Co. Ltd.	3,411	370,864
Samsung Electronics Co. Ltd., GDR	6,008	6,875,651
Samsung Engineering Co. Ltd.(1)	13,444	266,557
Samsung Fire & Marine Insurance Co. Ltd.	3,145	510,075
Samsung Heavy Industries Co. Ltd.(1)	41,565	172,595
Samsung Life Insurance Co. Ltd.	4,435	228,395
Samsung Pharmaceutical Co. Ltd.(1)	723	1,473
Samsung SDI Co. Ltd.	1,541	809,604
Samsung SDS Co. Ltd.	1,383	130,798
Samsung Securities Co. Ltd.	6,127	155,060
Samwha Capacitor Co. Ltd.	200	6,771
Samyang Corp.	176	5,672
Samyang Foods Co. Ltd.	395	35,577
Samyang Holdings Corp.	195	11,602
Sangsangin Co. Ltd.	4,184	18,792
SD Biosensor, Inc.	3,414	59,281
Seah Besteel Holdings Corp.	911	15,467
SeAH Steel Corp.	339	35,810
SeAH Steel Holdings Corp.	160	18,909
51

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sebang Global Battery Co. Ltd.	158	$6,189
Seegene, Inc.	4,156	76,480
Seobu T&D	1,836	10,922
Seojin System Co. Ltd.(1)	1,030	13,239
Seoul Semiconductor Co. Ltd.(1)	5,788	47,866
Seoul Viosys Co. Ltd.(1)	377	1,616
SFA Engineering Corp.	912	24,748
SFA Semicon Co. Ltd.(1)	2,124	6,845
Shin Poong Pharmaceutical Co. Ltd.(1)	78	1,142
Shinhan Financial Group Co. Ltd., ADR(2)	27,592	807,618
Shinsegae International, Inc.	1,719	29,147
Shinsegae, Inc.	780	120,196
Shinsung E&G Co. Ltd.(1)	2,421	3,090
Shinyoung Securities Co. Ltd.	132	5,997
SIMMTECH Co. Ltd.	2,906	63,062
SK Biopharmaceuticals Co. Ltd.(1)	1,017	51,243
SK Bioscience Co. Ltd.(1)	543	28,570
SK Chemicals Co. Ltd.	1,075	63,571
SK D&D Co. Ltd.	398	6,159
SK Discovery Co. Ltd.	345	8,365
SK Gas Ltd.	126	11,993
SK Hynix, Inc.	24,762	1,673,534
SK IE Technology Co. Ltd.(1)	232	11,438
SK Innovation Co. Ltd.(1)	2,376	268,738
SK Networks Co. Ltd.	27,148	84,378
SK Securities Co. Ltd.(1)	31,975	18,524
SK, Inc.	1,240	167,239
SKC Co. Ltd.	731	54,068
SL Corp.(1)	1,283	26,437
SM Entertainment Co. Ltd.	586	56,370
SNT Motiv Co. Ltd.	434	15,820
S-Oil Corp.	3,158	191,480
Songwon Industrial Co. Ltd.	1,219	17,572
Soulbrain Co. Ltd.	232	40,938
Soulbrain Holdings Co. Ltd.	101	1,838
SPC Samlip Co. Ltd.(1)	100	5,316
STIC Investments, Inc.	700	3,222
Studio Dragon Corp.(1)	147	8,468
Suheung Co. Ltd.	280	6,783
Sun Kwang Co. Ltd.	157	17,469
Taeyoung Engineering & Construction Co. Ltd.	1,144	3,777
Taihan Electric Wire Co. Ltd.(1)	14,989	16,516
TES Co. Ltd.	1,403	19,641
TK Corp.	771	9,452
TKG Huchems Co. Ltd.	1,424	21,730
Tokai Carbon Korea Co. Ltd.	392	31,391
Tongyang Life Insurance Co. Ltd.(1)	4,796	15,838
Tongyang, Inc.(1)	3,527	2,903
Toptec Co. Ltd.	247	1,866
TSE Co. Ltd.	162	4,707
52

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
TY Holdings Co. Ltd.(1)	1,322	$12,490
Unid Btplus Co. Ltd.(1)	605	4,375
Unid Co. Ltd.	385	23,787
UniTest, Inc.(1)	329	3,119
Value Added Technology Co. Ltd.(1)	1,055	25,880
Vieworks Co. Ltd.	344	8,113
Webzen, Inc.	493	6,683
Wemade Co. Ltd.	705	28,351
Winix, Inc.	383	3,618
WiSoL Co. Ltd.	935	5,146
Wonik Holdings Co. Ltd.(1)	908	2,395
WONIK IPS Co. Ltd.	1,371	32,158
Wonik Materials Co. Ltd.	174	3,884
Wonik QnC Corp.(1)	1,985	35,670
Woongjin Thinkbig Co. Ltd.	2,317	5,209
Woori Financial Group, Inc.	59,504	548,566
Woori Investment Bank Co. Ltd.	18,555	11,261
Woori Technology Investment Co. Ltd.(1)	6,780	24,319
YG Entertainment, Inc.	598	26,165
Youngone Corp.(1)	1,635	52,643
Youngone Holdings Co. Ltd.(1)	707	36,852
Yuanta Securities Korea Co. Ltd.(1)	8,160	17,035
Yuhan Corp.	1,157	46,079
Zinus, Inc.	315	7,291
		39,007,574
Taiwan — 17.6%
Abico Avy Co. Ltd.(1)	6,020	4,373
Ability Enterprise Co. Ltd.	22,000	14,890
AcBel Polytech, Inc.	24,000	29,749
Accton Technology Corp.	5,000	45,791
Acer, Inc.	239,000	198,188
ACES Electronic Co. Ltd.	7,514	8,436
Acon Holding, Inc.(1)	30,465	12,115
Acter Group Corp. Ltd.	17,000	66,743
ADATA Technology Co. Ltd.	38,000	82,200
Advanced Analog Technology, Inc.	2,000	3,823
Advanced International Multitech Co. Ltd.	16,000	58,249
Advanced Power Electronics Corp.	6,000	21,290
Advantech Co. Ltd.	6,099	70,749
AGV Products Corp.	14,000	5,202
Airmate Cayman International Co. Ltd.(1)	1,060	620
Airtac International Group	2,046	71,421
Alcor Micro Corp.	4,000	4,485
Alexander Marine Co. Ltd.	4,000	50,394
Allied Circuit Co. Ltd.	2,000	8,008
Allied Supreme Corp.	3,000	34,339
Allis Electric Co. Ltd.	2,315	2,911
Alltek Technology Corp.	8,013	11,420
Alltop Technology Co. Ltd.	3,500	15,223
Alpha Networks, Inc.	5,773	6,121
53

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Altek Corp.	7,000	$7,899
Amazing Microelectronic Corp.	7,282	30,755
Ampire Co. Ltd.	2,000	2,398
AMPOC Far-East Co. Ltd.	2,000	3,364
AmTRAN Technology Co. Ltd.	52,806	18,472
Anji Technology Co. Ltd.	5,000	7,767
Anpec Electronics Corp.	11,000	51,481
Apacer Technology, Inc.	1,000	1,556
APAQ Technology Co. Ltd.	3,000	4,457
APCB, Inc.	2,000	1,123
Apex International Co. Ltd.	14,000	28,013
Arcadyan Technology Corp.	12,000	41,715
Ardentec Corp.	75,000	137,401
Argosy Research, Inc.	4,155	12,769
ASE Technology Holding Co. Ltd., ADR	88,544	634,860
Asia Cement Corp.	167,000	244,845
Asia Optical Co., Inc.	2,000	4,244
Asia Pacific Telecom Co. Ltd.(1)	28,621	5,827
Asia Polymer Corp.	74,353	70,500
Asia Vital Components Co. Ltd.	30,000	117,584
ASolid Technology Co. Ltd.	2,000	4,886
ASROCK, Inc.	2,000	10,352
Asustek Computer, Inc.	23,000	208,319
Aten International Co. Ltd.	2,000	5,344
Audix Corp.	1,000	1,851
AUO Corp.	548,640	333,875
AURAS Technology Co. Ltd.	5,000	26,207
Avermedia Technologies	8,800	6,831
Bafang Yunji International Co. Ltd.	5,000	41,164
Bank of Kaohsiung Co. Ltd.	51,814	21,289
Basso Industry Corp.	17,000	24,632
BenQ Materials Corp.	17,000	20,213
BES Engineering Corp.	164,000	47,260
Bin Chuan Enterprise Co. Ltd.	2,000	1,579
Bora Pharmaceuticals Co. Ltd.	3,301	54,304
Brighton-Best International Taiwan, Inc.	31,000	38,580
C Sun Manufacturing Ltd.	7,354	11,244
Capital Securities Corp.	136,000	53,929
Career Technology MFG. Co. Ltd.(1)	52,020	40,906
Catcher Technology Co. Ltd.	60,000	362,582
Cathay Financial Holding Co. Ltd.	433,893	615,299
Cayman Engley Industrial Co. Ltd.	2,000	4,133
Central Reinsurance Co. Ltd.	26,975	16,393
Century Iron & Steel Industrial Co. Ltd.	7,000	23,800
Chailease Holding Co. Ltd.	15,146	111,016
Chain Chon Industrial Co. Ltd.	41,000	23,447
ChainQui Construction Development Co. Ltd.(1)	2,200	1,142
Champion Building Materials Co. Ltd.	22,500	6,711
Champion Microelectronic Corp.	4,000	6,265
Chang Hwa Commercial Bank Ltd.	281,236	160,500
54

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Chang Wah Electromaterials, Inc.	39,000	$42,116
Chang Wah Technology Co. Ltd.	2,500	2,818
Channel Well Technology Co. Ltd.	2,000	2,123
Charoen Pokphand Enterprise	12,100	31,904
CHC Healthcare Group	9,000	17,662
Chen Full International Co. Ltd.(1)	4,000	5,682
Cheng Loong Corp.	71,000	67,162
Cheng Mei Materials Technology Corp.(1)	48,000	19,571
Cheng Shin Rubber Industry Co. Ltd.	149,000	166,973
Cheng Uei Precision Industry Co. Ltd.	40,000	52,353
Chenming Electronic Technology Corp.(1)	42,000	28,418
Chia Chang Co. Ltd.	5,000	6,176
Chia Hsin Cement Corp.	2,000	1,332
Chicony Electronics Co. Ltd.	63,000	189,235
Chicony Power Technology Co. Ltd.	4,000	10,302
China Airlines Ltd.(2)	216,000	142,955
China Bills Finance Corp.	46,000	23,400
China Chemical & Pharmaceutical Co. Ltd.	29,000	26,140
China Development Financial Holding Corp.	676,760	291,395
China Development Financial Holding Corp., Preference Shares	80,081	21,346
China Electric Manufacturing Corp.	28,000	13,018
China General Plastics Corp.	26,805	25,132
China Man-Made Fiber Corp.(1)	82,000	23,327
China Metal Products	1,000	1,091
China Motor Corp.	29,000	54,233
China Petrochemical Development Corp.	262,690	87,620
China Steel Chemical Corp.	8,000	29,662
China Steel Corp.	418,000	430,009
China Wire & Cable Co. Ltd.	22,000	18,875
Chinese Maritime Transport Ltd.	26,000	36,458
Ching Feng Home Fashions Co. Ltd.	1,000	632
Chin-Poon Industrial Co. Ltd.	44,000	42,447
Chipbond Technology Corp.	88,000	193,550
ChipMOS Technologies, Inc.	76,000	90,451
Chlitina Holding Ltd.	4,000	27,984
Chong Hong Construction Co. Ltd.	2,000	4,992
Chroma ATE, Inc.	19,000	114,411
Chun Yuan Steel Industry Co. Ltd.	32,000	17,696
Chung Hwa Pulp Corp.	19,000	10,784
Chung-Hsin Electric & Machinery Manufacturing Corp.(2)	73,000	226,886
Chunghwa Precision Test Tech Co. Ltd.	4,000	76,674
Chunghwa Telecom Co. Ltd., ADR	6,718	251,320
Cleanaway Co. Ltd.	6,000	37,003
Clevo Co.	25,000	25,392
CMC Magnetics Corp.(1)	58,280	15,302
Compal Electronics, Inc.	383,000	302,895
Compeq Manufacturing Co. Ltd.	125,000	186,253
Concord International Securities Co. Ltd.	13,780	5,532
Concord Securities Co. Ltd.	40,028	14,088
Concraft Holding Co. Ltd.(1)	3,000	1,308
55

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Continental Holdings Corp.	56,000	$57,203
Contrel Technology Co. Ltd.	13,000	7,573
Coremax Corp.	8,000	26,553
Coretronic Corp.	30,000	63,212
Co-Tech Development Corp.(2)	39,000	79,743
CTBC Financial Holding Co. Ltd.	749,000	556,083
CTCI Corp.	80,000	116,333
CviLux Corp.	4,000	4,600
CyberTAN Technology, Inc.	25,000	19,566
DA CIN Construction Co. Ltd.	25,000	25,955
Da-Li Development Co. Ltd.	15,000	15,316
Darfon Electronics Corp.	12,000	16,205
Darwin Precisions Corp.(1)	23,000	7,901
Daxin Materials Corp.	6,000	15,841
Delta Electronics, Inc.	17,000	159,047
Depo Auto Parts Ind Co. Ltd.	15,000	42,858
Dimerco Express Corp.	17,240	44,353
DONPON PRECISION, Inc.	10,000	9,157
Dr Wu Skincare Co. Ltd.	3,000	11,011
Dyaco International, Inc.	1,000	1,558
Dynamic Holding Co. Ltd.	27,274	15,876
Dynapack International Technology Corp.	9,000	24,052
E Ink Holdings, Inc.	5,000	31,640
E.Sun Financial Holding Co. Ltd.	225,300	183,873
Eastern Media International Corp.	12,825	9,748
Eclat Textile Co. Ltd.	1,000	15,720
eGalax_eMPIA Technology, Inc.	2,142	4,389
Egis Technology, Inc.	2,000	5,173
Elan Microelectronics Corp.	28,000	99,122
E-LIFE MALL Corp.	1,000	2,813
Elite Advanced Laser Corp.	8,000	10,660
Elite Material Co. Ltd.	25,000	155,743
Elite Semiconductor Microelectronics Technology, Inc.	18,000	46,156
Elitegroup Computer Systems Co. Ltd.(1)	35,000	24,631
eMemory Technology, Inc.	2,000	120,198
Emerging Display Technologies Corp.	25,000	18,316
ENE Technology, Inc.	5,000	5,064
ENNOSTAR, Inc.	83,325	133,812
Eson Precision Ind Co. Ltd.	1,000	2,037
Eternal Materials Co. Ltd.	17,100	18,026
Eva Airways Corp.(2)	202,000	187,083
Evergreen International Storage & Transport Corp.	36,000	32,913
Evergreen Marine Corp. Taiwan Ltd.	48,800	249,379
EVERGREEN Steel Corp.	15,000	25,759
Everlight Chemical Industrial Corp.	26,000	15,950
Everlight Electronics Co. Ltd.	54,000	67,972
Excellence Opto, Inc.	2,000	1,775
Excelliance Mos Corp.	2,000	8,473
Excelsior Medical Co. Ltd.	12,600	32,116
Far Eastern Department Stores Ltd.	58,000	42,699
56

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Far Eastern International Bank	280,497	$108,745
Far Eastern New Century Corp.	278,000	295,536
Far EasTone Telecommunications Co. Ltd.	112,000	252,722
Faraday Technology Corp.(2)	14,000	84,164
Farglory F T Z Investment Holding Co. Ltd.	12,000	21,554
Farglory Land Development Co. Ltd.	27,000	52,174
Federal Corp.(1)	9,000	6,413
Feedback Technology Corp.	3,000	8,938
Feng Hsin Steel Co. Ltd.	12,000	28,099
Feng TAY Enterprise Co. Ltd.	1,200	7,229
Firich Enterprises Co. Ltd.	9,630	9,346
First Financial Holding Co. Ltd.	325,138	284,929
First Steamship Co. Ltd.(1)	79,350	25,956
FIT Holding Co. Ltd.	9,000	9,054
Fitipower Integrated Technology, Inc.	16,451	89,013
Fittech Co. Ltd.	5,000	15,743
FLEXium Interconnect, Inc.(1)	48,000	154,416
Flytech Technology Co. Ltd.	11,000	26,133
FocalTech Systems Co. Ltd.	4,900	11,542
Forcecon Tech Co. Ltd.	3,559	7,282
Formosa Advanced Technologies Co. Ltd.	5,000	7,038
Formosa Chemicals & Fibre Corp.	71,000	164,766
Formosa International Hotels Corp.	4,000	40,971
Formosa Laboratories, Inc.	4,000	9,428
Formosa Optical Technology Co. Ltd.	1,000	2,026
Formosa Petrochemical Corp.	10,000	27,818
Formosa Plastics Corp.	161,000	477,939
Formosa Sumco Technology Corp.	2,000	9,802
Formosa Taffeta Co. Ltd.	87,000	78,909
Formosan Rubber Group, Inc.	13,000	9,476
Formosan Union Chemical	30,000	23,894
Founding Construction & Development Co. Ltd.	2,000	1,160
Foxconn Technology Co. Ltd.	68,000	123,658
Franbo Lines Corp.	12,966	8,392
Froch Enterprise Co. Ltd.	33,000	25,289
FSP Technology, Inc.	5,000	6,946
Fubon Financial Holding Co. Ltd.	288,082	563,320
Fulgent Sun International Holding Co. Ltd.	42	187
Full Wang International Development Co. Ltd.	2,000	717
Fulltech Fiber Glass Corp.	14,419	5,972
Fusheng Precision Co. Ltd.	10,000	81,321
G Shank Enterprise Co. Ltd.	9,000	14,402
Gallant Precision Machining Co. Ltd.	7,000	6,769
Gamania Digital Entertainment Co. Ltd.	27,000	71,183
GEM Services, Inc.	3,000	7,294
Gemtek Technology Corp.	45,000	40,835
General Interface Solution Holding Ltd.	40,000	112,730
Generalplus Technology, Inc.	4,000	7,209
GeneReach Biotechnology Corp.	4,400	8,724
Genius Electronic Optical Co. Ltd.	11,000	139,091
57

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Getac Holdings Corp.	43,000	$69,140
Giant Manufacturing Co. Ltd.	6,217	41,363
Gigabyte Technology Co. Ltd.	29,000	112,296
Global Brands Manufacture Ltd.	23,200	22,699
Global Lighting Technologies, Inc.	5,000	9,556
Global Mixed Mode Technology, Inc.	4,000	22,819
Global PMX Co. Ltd.	4,000	19,498
Global Unichip Corp.	5,000	188,161
Globalwafers Co. Ltd.	18,000	297,630
Globe Union Industrial Corp.(1)	2,000	860
Gloria Material Technology Corp.	30,000	44,151
Gold Circuit Electronics Ltd.	26,100	78,631
Goldsun Building Materials Co. Ltd.	109,990	99,821
Gordon Auto Body Parts	33,000	26,566
Gourmet Master Co. Ltd.	14,000	72,244
Grand Fortune Securities Co. Ltd.	11,269	3,962
Grand Pacific Petrochemical	115,000	74,764
Grand Process Technology Corp.	1,000	8,302
Grape King Bio Ltd.	6,000	35,640
Great Tree Pharmacy Co. Ltd.	3,260	35,615
Great Wall Enterprise Co. Ltd.	17,304	28,672
Greatek Electronics, Inc.	33,000	57,554
Group Up Industrial Co. Ltd.	9,000	31,954
GTM Holdings Corp.	2,000	2,024
Hai Kwang Enterprise Corp.	12,000	8,948
Hannstar Board Corp.	40,301	45,507
HannStar Display Corp.(1)(2)	252,000	105,251
HannsTouch Solution, Inc.	53,000	17,634
Harmony Electronics Corp.	5,000	5,760
Harvatek Corp.	11,000	7,744
Heran Co. Ltd.	2,000	7,507
Highlight Tech Corp.	7,000	12,317
Highwealth Construction Corp.	1,210	1,682
Hi-Lai Foods Co. Ltd.	4,000	20,305
Hiroca Holdings Ltd.	4,000	6,022
Hitron Technology, Inc.	3,000	2,666
Hiwin Technologies Corp.	18,675	152,298
Ho Tung Chemical Corp.	81,000	23,663
Hocheng Corp.	66,140	41,340
Holdings-Key Electric Wire & Cable Co. Ltd.	7,200	3,463
Holiday Entertainment Co. Ltd.	850	1,951
Holtek Semiconductor, Inc.	13,000	31,432
Holy Stone Enterprise Co. Ltd.	10,000	31,386
Hon Hai Precision Industry Co. Ltd.	519,000	1,716,853
Hong Pu Real Estate Development Co. Ltd.(1)	2,000	1,483
Hong TAI Electric Industrial	19,000	11,772
Hong YI Fiber Industry Co.	2,000	1,184
Horizon Securities Co. Ltd.	19,080	6,232
Hota Industrial Manufacturing Co. Ltd.	2,147	5,104
Hotai Finance Co. Ltd.	18,000	65,033
58

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Hotai Motor Co. Ltd.	9,000	$181,401
Hsing TA Cement Co.	2,000	1,120
HTC Corp.(1)	9,000	19,165
Hu Lane Associate, Inc.	4,025	20,107
Hua Nan Financial Holdings Co. Ltd.	291,572	217,910
Huaku Development Co. Ltd.	28,000	84,599
Huang Hsiang Construction Corp.	14,000	20,379
Hung Ching Development & Construction Co. Ltd.	2,000	1,428
Hung Sheng Construction Ltd.	49,920	38,258
IBF Financial Holdings Co. Ltd.	303,256	125,131
Ichia Technologies, Inc.	45,000	28,111
IEI Integration Corp.	19,000	50,736
Infortrend Technology, Inc.	23,000	14,328
Innodisk Corp.	12,000	88,117
Innolux Corp.	727,900	348,686
Inpaq Technology Co. Ltd.	17,000	31,795
Integrated Service Technology, Inc.(1)	14,000	39,062
International CSRC Investment Holdings Co.	89,000	60,444
International Games System Co. Ltd.	14,000	230,667
Inventec Corp.	123,000	106,852
I-Sheng Electric Wire & Cable Co. Ltd.	1,000	1,443
ITE Technology, Inc.	18,000	52,244
ITEQ Corp.	26,000	63,996
Jarllytec Co. Ltd.	3,000	6,653
Jess-Link Products Co. Ltd.	10,000	14,523
Jih Lin Technology Co. Ltd.	2,000	5,113
Jinan Acetate Chemical Co. Ltd.	6,249	68,729
Joinsoon Electronics Manufacturing Co. Ltd.	10,000	6,750
K Laser Technology, Inc.	2,000	1,331
Kaimei Electronic Corp.	2,400	5,226
Kaori Heat Treatment Co. Ltd.	8,000	62,326
KEE TAI Properties Co. Ltd.	42,000	18,089
Kenda Rubber Industrial Co. Ltd.	17,040	17,316
Kenmec Mechanical Engineering Co. Ltd.(1)	27,000	24,451
Kerry TJ Logistics Co. Ltd.	23,000	28,731
Keystone Microtech Corp.	3,000	20,441
Kindom Development Co. Ltd.	45,400	43,206
King Yuan Electronics Co. Ltd.	143,000	195,442
King's Town Bank Co. Ltd.	77,000	85,903
Kinik Co.	12,000	44,537
Kinpo Electronics	53,000	23,762
Kinsus Interconnect Technology Corp.	17,000	59,532
KMC Kuei Meng International, Inc.	2,000	9,886
KNH Enterprise Co. Ltd.	4,000	2,301
KS Terminals, Inc.	8,000	18,784
Kung Long Batteries Industrial Co. Ltd.	2,000	9,177
Kung Sing Engineering Corp.(1)	4,400	1,020
Kuo Toong International Co. Ltd.	13,000	13,086
Kuo Yang Construction Co. Ltd.(1)	4,545	2,859
L&K Engineering Co. Ltd.	37,000	48,928
59

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
LandMark Optoelectronics Corp.	6,000	$25,751
Lanner Electronics, Inc.	3,000	10,694
Largan Precision Co. Ltd.	5,000	359,450
Leadtek Research, Inc.	1,400	1,897
Lealea Enterprise Co. Ltd.	23,000	7,989
Lelon Electronics Corp.	2,000	4,147
Li Peng Enterprise Co. Ltd.(1)	34,000	9,315
Lian HWA Food Corp.	4,884	13,781
Lien Hwa Industrial Holdings Corp.	1,339	2,387
Lingsen Precision Industries Ltd.	32,000	15,830
Lite-On Technology Corp.	55,000	125,154
Long Da Construction & Development Corp.	2,000	1,532
Longchen Paper & Packaging Co. Ltd.	27,591	17,080
Lotes Co. Ltd.	4,038	113,431
Lotus Pharmaceutical Co. Ltd.(1)	9,000	82,836
Lucky Cement Corp.	9,000	4,176
Lumax International Corp. Ltd.	900	2,214
Lung Yen Life Service Corp.	23,000	28,939
Macauto Industrial Co. Ltd.	2,000	4,597
Machvision, Inc.	2,000	11,182
Macroblock, Inc.	3,000	11,285
Macronix International Co. Ltd.	235,000	263,144
Marketech International Corp.	13,000	53,673
Materials Analysis Technology, Inc.	8,000	47,386
MediaTek, Inc.	19,000	446,101
Mega Financial Holding Co. Ltd.	172,200	187,855
Megaforce Co. Ltd.	9,000	5,199
Meiloon Industrial Co.	1,600	1,116
Mercuries & Associates Holding Ltd.	10,504	5,795
Mercuries Life Insurance Co. Ltd.(1)	200,104	35,238
Merry Electronics Co. Ltd.	3,000	8,350
Micro-Star International Co. Ltd.	75,000	334,581
MIN AIK Technology Co. Ltd.	12,000	7,017
Mitac Holdings Corp.	81,840	84,554
Mobiletron Electronics Co. Ltd.	1,000	1,689
momo.com, Inc.	1,560	40,093
MOSA Industrial Corp.	8,000	6,825
Mosel Vitelic, Inc.	18,000	24,332
MPI Corp.	12,000	48,283
Namchow Holdings Co. Ltd.	5,000	7,682
Nan Liu Enterprise Co. Ltd.	1,000	2,399
Nan Pao Resins Chemical Co. Ltd.	1,000	4,528
Nan Ren Lake Leisure Amusement Co. Ltd.(1)	2,000	870
Nan Ya Plastics Corp.	176,000	433,035
Nan Ya Printed Circuit Board Corp.(2)	21,000	159,178
Nantex Industry Co. Ltd.	29,000	41,191
Nanya Technology Corp.	106,000	201,773
Nichidenbo Corp.	7,000	12,894
Nien Made Enterprise Co. Ltd.	12,000	127,766
Niko Semiconductor Co. Ltd.	4,000	7,450
60

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Nishoku Technology, Inc.	2,000	$6,260
Novatek Microelectronics Corp.	59,000	779,720
Nuvoton Technology Corp.	14,000	67,218
Nyquest Technology Co. Ltd.	2,000	5,046
O-Bank Co. Ltd.	102,000	32,426
Ocean Plastics Co. Ltd.	9,000	10,666
Orient Semiconductor Electronics Ltd.	89,000	57,023
Oriental Union Chemical Corp.	36,000	22,262
O-TA Precision Industry Co. Ltd.	10,000	42,456
Pacific Hospital Supply Co. Ltd.	3,000	7,674
PADAUK Technology Co. Ltd.	2,420	7,278
Pan Jit International, Inc.	16,000	34,856
Pan-International Industrial Corp.	21,000	26,494
Parade Technologies Ltd.	1,000	31,096
Pegatron Corp.	141,000	312,398
Pegavision Corp.	2,000	29,349
PharmaEngine, Inc.	8,000	29,831
Phison Electronics Corp.	14,000	159,415
Phoenix Silicon International Corp.	20,319	37,365
Pixart Imaging, Inc.	17,000	61,499
Plotech Co. Ltd.	1,800	1,161
Pou Chen Corp.	120,000	131,489
Power Wind Health Industry, Inc.(1)	1,050	4,889
Powerchip Semiconductor Manufacturing Corp.	158,000	171,873
Powertech Technology, Inc.	88,000	254,458
Powertip Technology Corp.	14,000	5,915
Poya International Co. Ltd.	3,060	59,171
President Chain Store Corp.	16,000	139,804
President Securities Corp.	59,451	33,496
Primax Electronics Ltd.	50,000	97,200
Prince Housing & Development Corp.	60,000	22,542
Promate Electronic Co. Ltd.	9,000	11,609
Prosperity Dielectrics Co. Ltd.	3,000	4,201
P-Two Industries, Inc.	5,000	4,279
Qisda Corp.	59,000	57,929
Qualipoly Chemical Corp.	4,000	4,615
Quang Viet Enterprise Co. Ltd.	1,000	4,000
Quanta Computer, Inc.	120,000	314,096
Quanta Storage, Inc.	19,000	30,326
Radiant Opto-Electronics Corp.	68,000	234,750
Radium Life Tech Co. Ltd.	21,000	6,614
Raydium Semiconductor Corp.	10,000	134,034
Realtek Semiconductor Corp.	38,000	468,463
Rechi Precision Co. Ltd.	12,000	6,816
Rexon Industrial Corp. Ltd.	4,000	4,037
Rich Development Co. Ltd.	21,000	7,678
RiTdisplay Corp.	4,000	5,116
Ritek Corp.(1)	16,000	4,507
Roo Hsing Co. Ltd.(1)	3,000	288
Ruentex Development Co. Ltd.	73,200	106,044
61

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Ruentex Engineering & Construction Co.	5,480	$21,918
Ruentex Industries Ltd.	34,235	75,555
Ruentex Materials Co. Ltd.(1)	1,000	799
Sampo Corp.	9,000	7,936
San Fang Chemical Industry Co. Ltd.	2,000	1,375
San Far Property Ltd.	2,316	923
San Shing Fastech Corp.	3,000	5,060
Sanyang Motor Co. Ltd.	62,000	80,829
SCI Pharmtech, Inc.(1)	1,200	4,247
Scientech Corp.	5,000	12,469
SDI Corp.	1,000	4,051
Senao Networks, Inc.	3,000	28,798
Sensortek Technology Corp.	1,000	11,697
Sesoda Corp.	17,000	23,616
Shanghai Commercial & Savings Bank Ltd.	205,001	318,233
Shan-Loong Transportation Co. Ltd.	2,000	2,040
Sheng Yu Steel Co. Ltd.	2,000	1,683
ShenMao Technology, Inc.	2,000	3,160
Shih Her Technologies, Inc.	6,000	12,179
Shih Wei Navigation Co. Ltd.	16,457	15,413
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	6,268
Shin Kong Financial Holding Co. Ltd.	859,852	249,633
Shin Zu Shing Co. Ltd.	22,123	64,476
Shining Building Business Co. Ltd.(1)	22,000	6,746
Shinkong Insurance Co. Ltd.	29,000	47,943
Shinkong Synthetic Fibers Corp.	67,000	39,907
Shiny Chemical Industrial Co. Ltd.	7,777	30,753
ShunSin Technology Holding Ltd.	2,000	5,639
Shuttle, Inc.(1)	27,000	11,111
Sigurd Microelectronics Corp.	65,000	113,567
Silergy Corp.	4,000	75,264
Silicon Integrated Systems Corp.	47,960	28,870
Simplo Technology Co. Ltd.	23,000	222,186
Sincere Navigation Corp.	30,000	25,264
Singatron Enterprise Co. Ltd.	8,000	5,604
Sino-American Silicon Products, Inc.	48,000	247,693
Sinon Corp.	39,000	50,642
SinoPac Financial Holdings Co. Ltd.	569,640	318,901
Sinyi Realty, Inc.	6,000	5,586
Sirtec International Co. Ltd.	1,000	703
Sitronix Technology Corp.	16,000	119,133
Siward Crystal Technology Co. Ltd.	26,000	32,870
Soft-World International Corp.	2,000	5,271
Solar Applied Materials Technology Corp.	12,547	15,187
Solomon Technology Corp.	9,000	7,858
Solteam, Inc.	5,000	7,699
Sonix Technology Co. Ltd.	12,000	21,512
Sporton International, Inc.	7,050	61,295
Sports Gear Co. Ltd.	9,000	21,285
St Shine Optical Co. Ltd.	5,000	42,669
62

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Standard Foods Corp.	20,000	$27,422
Stark Technology, Inc.	10,000	30,600
Sunjuice Holdings Co. Ltd.	1,000	10,476
Sunny Friend Environmental Technology Co. Ltd.	2,000	10,769
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,415
Sunrex Technology Corp.	5,000	6,413
Superior Plating Technology Co. Ltd.	3,000	5,197
Supreme Electronics Co. Ltd.	7,739	9,782
Sweeten Real Estate Development Co. Ltd.	2,160	1,732
Symtek Automation Asia Co. Ltd.	8,000	25,741
Syncmold Enterprise Corp.	6,000	12,097
Synnex Technology International Corp.	23,000	46,929
Systex Corp.	4,000	9,848
T3EX Global Holdings Corp.	18,121	41,026
TA Chen Stainless Pipe(2)	107,808	153,150
Tah Hsin Industrial Corp.	2,145	5,049
TA-I Technology Co. Ltd.	3,000	4,739
Tai Tung Communication Co. Ltd.(1)	12,000	5,699
Taichung Commercial Bank Co. Ltd.	322,523	145,434
TaiDoc Technology Corp.	9,000	55,885
Taiflex Scientific Co. Ltd.	4,000	5,600
Taigen Biopharmaceuticals Holdings Ltd.(1)	21,000	10,630
Taimide Tech, Inc.	10,000	11,106
Tainan Spinning Co. Ltd.	33,000	19,215
Tai-Saw Technology Co. Ltd.	20,000	18,871
Taishin Financial Holding Co. Ltd.	623,813	335,021
Taisun Enterprise Co. Ltd.	2,000	1,973
Taita Chemical Co. Ltd.	9,343	7,067
Taitien Electronics Co. Ltd.	5,000	7,834
Taiwan Business Bank	514,440	241,588
Taiwan Cement Corp.	106,858	136,989
Taiwan Cogeneration Corp.	19,000	22,898
Taiwan Cooperative Financial Holding Co. Ltd.	246,381	214,325
Taiwan FamilyMart Co. Ltd.	1,000	6,629
Taiwan Fertilizer Co. Ltd.	53,000	99,510
Taiwan Fire & Marine Insurance Co. Ltd.	2,000	1,364
Taiwan FU Hsing Industrial Co. Ltd.	4,000	5,630
Taiwan Glass Industry Corp.	103,000	78,749
Taiwan High Speed Rail Corp.	90,000	86,536
Taiwan Hon Chuan Enterprise Co. Ltd.	33,000	104,236
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	2,000	3,038
Taiwan Land Development Corp.(1)	21,000	1,847
Taiwan Mobile Co. Ltd.	40,000	126,716
Taiwan Navigation Co. Ltd.	37,000	36,184
Taiwan Paiho Ltd.	40,000	81,116
Taiwan PCB Techvest Co. Ltd.	38,000	48,184
Taiwan Sakura Corp.	4,000	8,465
Taiwan Secom Co. Ltd.	7,000	23,111
Taiwan Semiconductor Co. Ltd.	15,000	45,781
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	127,023	11,059,893
63

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Taiwan Shin Kong Security Co. Ltd.	1,010	$1,358
Taiwan Styrene Monomer	2,000	924
Taiwan Surface Mounting Technology Corp.	41,000	118,802
Taiwan TEA Corp.(1)	29,000	20,808
Taiwan Union Technology Corp.	37,000	71,021
Taiwan-Asia Semiconductor Corp.	38,000	46,566
Taiyen Biotech Co. Ltd.	6,000	6,563
Tatung Co. Ltd.(1)	114,000	125,055
Te Chang Construction Co. Ltd.	1,000	1,020
Teco Electric & Machinery Co. Ltd.	121,000	121,405
Tera Autotech Corp.	1,081	829
Test Research, Inc.	13,000	27,003
Test Rite International Co. Ltd.	2,000	1,322
Tex-Ray Industrial Co. Ltd.(1)	12,000	4,541
Thinking Electronic Industrial Co. Ltd.	9,000	41,645
Thye Ming Industrial Co. Ltd.	13,800	17,878
Ton Yi Industrial Corp.	112,000	64,270
Tong Hsing Electronic Industries Ltd.	6,300	45,074
Tong Yang Industry Co. Ltd.	45,000	64,271
Tong-Tai Machine & Tool Co. Ltd.	2,000	1,089
Top Union Electronics Corp.	9,427	10,282
Topco Scientific Co. Ltd.	20,000	118,255
Topoint Technology Co. Ltd.	7,000	6,742
TPK Holding Co. Ltd.	42,000	46,940
Transcend Information, Inc.	17,000	39,068
Tripod Technology Corp.	51,000	174,664
Tsann Kuen Enterprise Co. Ltd.	8,419	13,200
TSC Auto ID Technology Co. Ltd.	1,000	7,028
TSRC Corp.	80,000	75,993
Ttet Union Corp.	2,000	9,619
TTY Biopharm Co. Ltd.	10,000	25,674
Tul Corp.	3,000	7,829
Tung Ho Steel Enterprise Corp.	52,770	102,855
TXC Corp.	36,000	101,418
TYC Brother Industrial Co. Ltd.	31,000	28,835
Tyntek Corp.	3,000	1,752
U-Ming Marine Transport Corp.	63,000	125,760
Unimicron Technology Corp.	73,000	301,505
Union Bank of Taiwan	203,054	107,711
Union Insurance Co. Ltd.	2,100	1,144
Uni-President Enterprises Corp.	193,000	426,058
Unitech Printed Circuit Board Corp.(1)	12,000	7,332
United Integrated Services Co. Ltd.	27,000	199,054
United Microelectronics Corp.(1)(2)	622,000	1,013,054
United Renewable Energy Co. Ltd.(1)	76,285	51,730
Univacco Technology, Inc.	2,000	1,776
Universal Cement Corp.	15,000	12,010
Universal Vision Biotechnology Co. Ltd.	3,150	33,437
Unizyx Holding Corp.	48,947	62,064
UPC Technology Corp.	63,000	32,003
64

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Userjoy Technology Co. Ltd.	4,000	$9,826
USI Corp.	105,000	86,321
U-Tech Media Corp.	13,000	7,350
Utechzone Co. Ltd.	6,000	17,777
Vanguard International Semiconductor Corp.	104,000	313,325
Ventec International Group Co. Ltd.	11,000	29,316
Via Technologies, Inc.	19,000	56,534
Visual Photonics Epitaxy Co. Ltd.	9,000	24,765
Voltronic Power Technology Corp.	1,000	52,214
Wafer Works Corp.	8,000	11,677
Wah Lee Industrial Corp.	12,100	34,726
Walsin Lihwa Corp.	263,763	485,801
Walsin Technology Corp.	29,000	94,602
Walton Advanced Engineering, Inc.	12,000	5,007
Wan Hai Lines Ltd.	29,785	77,084
WEI Chih Steel Industrial Co. Ltd.	18,000	16,911
Wei Chuan Foods Corp.	9,000	6,085
Weikeng Industrial Co. Ltd.	36,000	32,780
Well Shin Technology Co. Ltd.	5,000	8,324
Weltrend Semiconductor	2,000	3,289
Wholetech System Hitech Ltd.	6,000	9,257
Win Semiconductors Corp.	13,000	71,351
Winbond Electronics Corp.	263,000	196,893
Winstek Semiconductor Co. Ltd.	9,000	14,887
WinWay Technology Co. Ltd.	2,000	38,980
Wisdom Marine Lines Co. Ltd.	52,047	115,284
Wistron Corp.	177,000	191,776
Wistron Information Technology & Services Corp.	9,000	31,189
Wiwynn Corp.	11,000	344,933
Wowprime Corp.(1)	13,000	118,573
WPG Holdings Ltd.	46,000	74,355
WT Microelectronics Co. Ltd.	41,000	87,089
WUS Printed Circuit Co. Ltd.	10,800	9,868
XinTec, Inc.	11,000	36,911
Xxentria Technology Materials Corp.	1,000	2,221
Yageo Corp.	15,760	276,203
Yang Ming Marine Transport Corp.	91,000	191,534
YC INOX Co. Ltd.	46,000	46,812
YCC Parts Manufacturing Co. Ltd.	1,000	1,397
Yea Shin International Development Co. Ltd.	5,443	4,215
Yem Chio Co. Ltd.	13,771	6,635
Yeong Guan Energy Technology Group Co. Ltd.	12,000	26,867
YFY, Inc.	82,000	72,735
Yi Jinn Industrial Co. Ltd.	7,000	4,380
Yieh Phui Enterprise Co. Ltd.	141,400	79,998
Yonyu Plastics Co. Ltd.	1,000	1,100
Young Fast Optoelectronics Co. Ltd.	4,000	3,756
Youngtek Electronics Corp.	9,000	18,650
Yuanta Financial Holding Co. Ltd.	491,928	365,774
Yulon Finance Corp.	21,131	117,224
65

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Yulon Motor Co. Ltd.	43,357	$115,109
YungShin Global Holding Corp.	1,000	1,412
Zeng Hsing Industrial Co. Ltd.	2,148	8,600
Zenitron Corp.	2,000	1,955
Zero One Technology Co. Ltd.	2,315	3,689
Zhen Ding Technology Holding Ltd.	71,000	259,909
Zig Sheng Industrial Co. Ltd.	22,000	8,009
Zinwell Corp.(1)	18,000	10,577
Zippy Technology Corp.	11,000	15,307
ZongTai Real Estate Development Co. Ltd.	6,702	7,317
		52,703,043
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	31,090	25,500
Advanced Info Service PCL, NVDR	30,200	172,571
Advanced Information Technology PCL, NVDR	50,000	8,556
AEON Thana Sinsap Thailand PCL, NVDR	9,800	55,998
Airports of Thailand PCL, NVDR(1)	44,700	91,992
Amanah Leasing PCL, NVDR	9,200	1,051
Amata Corp. PCL, NVDR	107,800	60,676
AP Thailand PCL, NVDR	222,000	77,860
Aqua Corp. PCL, NVDR(1)	391,650	7,756
Asia Plus Group Holdings PCL, NVDR	240,200	20,656
Asia Sermkij Leasing PCL, NVDR	1,800	1,502
Asian Sea Corp. PCL, NVDR	9,900	3,725
Asset World Corp. PCL, NVDR	171,600	28,634
B Grimm Power PCL, NVDR	40,900	45,153
Bangchak Corp. PCL, NVDR	136,600	124,480
Bangkok Airways PCL, NVDR(1)	31,300	11,597
Bangkok Aviation Fuel Services PCL, NVDR(1)	1,000	913
Bangkok Bank PCL, NVDR	9,600	44,404
Bangkok Chain Hospital PCL, NVDR	154,200	86,794
Bangkok Dusit Medical Services PCL, NVDR	313,900	248,638
Bangkok Expressway & Metro PCL, NVDR	319,400	83,600
Bangkok Land PCL, NVDR	666,800	18,863
Bangkok Life Assurance PCL, NVDR	38,700	34,770
Banpu PCL, NVDR	692,766	213,551
Banpu Power PCL, NVDR	35,200	15,536
BCPG PCL, NVDR	187,400	51,150
BEC World PCL, NVDR	74,300	20,602
Berli Jucker PCL, NVDR	15,100	16,443
Better World Green PCL, NVDR(1)	686,100	18,632
BG Container Glass PCL, NVDR	26,300	7,443
BTS Group Holdings PCL, NVDR	285,500	65,014
Bumrungrad Hospital PCL, NVDR	29,100	173,698
Cal-Comp Electronics Thailand PCL, NVDR	117,135	7,554
Carabao Group PCL, NVDR	13,600	38,867
Central Pattana PCL, NVDR	82,100	163,118
Central Plaza Hotel PCL, NVDR(1)	20,400	32,602
Central Retail Corp. PCL, NVDR	81,941	103,680
CH Karnchang PCL, NVDR	87,000	52,428
66

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Charoen Pokphand Foods PCL, NVDR	136,500	$85,734
Chularat Hospital PCL, NVDR	556,200	58,865
CK Power PCL, NVDR	141,800	17,007
Com7 PCL, NVDR	36,200	31,219
CP ALL PCL, NVDR	103,900	182,229
Delta Electronics Thailand PCL, NVDR	6,800	175,318
Dhipaya Group Holdings PCL, NVDR	5,900	7,884
Diamond Building Products PCL, NVDR	5,000	1,146
Ditto Thailand PCL, NVDR	9,700	12,482
Dohome PCL, NVDR	4,549	1,930
Dynasty Ceramic PCL, NVDR	269,300	17,219
Eastern Polymer Group PCL, NVDR	42,400	10,014
Eastern Water Resources Development & Management PCL, NVDR	2,900	418
Ekachai Medical Care PCL, NVDR	115,536	27,293
Electricity Generating PCL, NVDR	17,200	83,207
Energy Absolute PCL, NVDR	31,600	69,979
Erawan Group PCL, NVDR(1)	15,660	2,326
Esso Thailand PCL, NVDR	108,400	27,393
GFPT PCL, NVDR	27,500	9,493
Global Power Synergy PCL, NVDR	23,400	45,016
Gulf Energy Development PCL, NVDR	62,200	92,434
Gunkul Engineering PCL, NVDR	455,500	53,836
Haad Thip PCL, NVDR	1,400	1,258
Hana Microelectronics PCL, NVDR	60,000	97,958
Home Product Center PCL, NVDR	330,100	130,685
Ichitan Group PCL, NVDR	20,000	7,186
Indorama Ventures PCL, NVDR	77,100	80,128
Interlink Communication PCL, NVDR	21,100	4,625
Intouch Holdings PCL, NVDR	32,300	64,646
IRPC PCL, NVDR	722,000	58,401
IT City PCL, NVDR(1)	50,100	6,744
Italian-Thai Development PCL, NVDR(1)	149,800	7,840
Jasmine International PCL, NVDR(1)	389,500	24,460
Jay Mart PCL, NVDR	13,800	11,018
JMT Network Services PCL, NVDR	16,697	21,958
Kasikornbank PCL, NVDR	26,000	100,763
KCE Electronics PCL, NVDR	34,800	45,757
KGI Securities Thailand PCL, NVDR	97,400	14,053
Khon Kaen Sugar Industry PCL, NVDR	55,500	5,810
Kiatnakin Phatra Bank PCL, NVDR	25,100	47,386
Krung Thai Bank PCL, NVDR	225,800	110,519
Krungthai Card PCL, NVDR	56,000	93,054
Land & Houses PCL, NVDR	776,400	215,273
Lanna Resources PCL, NVDR	38,500	16,875
LPN Development PCL, NVDR	37,300	4,559
Major Cineplex Group PCL, NVDR	17,300	8,369
Master Ad PCL, NVDR(1)	596,800	9,463
MBK PCL, NVDR	85,300	40,317
MC Group PCL, NVDR	4,300	1,338
MCS Steel PCL, NVDR	43,200	11,974
67

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Mega Lifesciences PCL, NVDR	26,600	$34,615
MFEC PCL, NVDR	43,100	9,631
Minor International PCL, NVDR(1)	148,066	140,272
MK Restaurants Group PCL, NVDR	26,500	41,608
Muangthai Capital PCL, NVDR	35,900	35,526
Nex Point Parts PCL, NVDR(1)	9,400	4,067
Noble Development PCL, Class C, NVDR	40,800	5,945
Origin Property PCL, NVDR	60,500	20,364
Osotspa PCL, NVDR	92,900	84,749
Plan B Media PCL, NVDR	261,604	72,494
Polyplex Thailand PCL, NVDR	13,000	7,099
Praram 9 Hospital PCL, NVDR	44,800	26,491
Precious Shipping PCL, NVDR	121,600	51,254
Premier Marketing PCL, NVDR	3,900	1,037
Prima Marine PCL, NVDR	157,300	34,260
Property Perfect PCL, NVDR	42,735	507
Pruksa Holding PCL, NVDR	61,600	23,528
PTG Energy PCL, NVDR	131,500	52,079
PTT Exploration & Production PCL, NVDR	47,800	202,311
PTT Global Chemical PCL, NVDR	106,200	141,910
PTT Oil & Retail Business PCL, NVDR	85,200	52,795
PTT PCL, NVDR	242,900	218,071
Quality Houses PCL, NVDR	618,800	42,016
R&B Food Supply PCL, NVDR	8,900	3,223
Rabbit Holdings PLC, NVDR(1)	368,200	11,456
Raimon Land PCL, NVDR(1)	40,600	827
Rajthanee Hospital PCL, NVDR	10,300	8,525
Ratch Group PCL, NVDR	51,900	59,849
Ratchthani Leasing PCL, NVDR	172,650	19,339
Regional Container Lines PCL, NVDR	50,700	44,809
Rojana Industrial Park PCL, NVDR	6,800	1,155
RS PCL, NVDR	38,900	16,949
S 11 Group PCL, NVDR	4,200	612
S Hotels & Resorts PCL, NVDR(1)	188,700	24,449
Sabina PCL, NVDR	22,900	16,059
Samart Digital Public Co. Ltd., NVDR(1)	296,000	1,340
Sansiri PCL, NVDR	1,174,700	63,467
Sappe PCL, NVDR	11,000	16,105
SC Asset Corp. PCL, NVDR	164,100	21,540
SCB X PCL, NVDR	21,200	62,364
SCGJWD Logistics PCL, NVDR	30,600	16,443
SEAFCO PCL, NVDR(1)	5,200	530
Sermsang Power Corp. Co. Ltd., NVDR	90,832	24,816
Siam Cement PCL, NVDR	12,500	115,632
Siam City Cement PCL, NVDR	1,800	7,410
Siam Global House PCL, NVDR	92,460	48,360
Siam Makro PCL, NVDR	5,200	5,920
Siamgas & Petrochemicals PCL, NVDR	27,100	7,588
Singha Estate PCL, NVDR(1)	20,100	1,137
Sino-Thai Engineering & Construction PCL, NVDR	179,600	68,582
68

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
SISB PCL, NVDR	65,400	$46,228
SNC Former PCL, NVDR	35,500	14,460
Somboon Advance Technology PCL, NVDR	36,500	21,272
SPCG PCL, NVDR	13,200	5,454
Sri Trang Agro-Industry PCL, NVDR	120,000	85,693
Srisawad Capital 1969 PCL, NVDR	4,400	3,266
Srisawad Corp. PCL, NVDR	63,700	97,259
Srivichai Vejvivat PCL, NVDR	25,600	6,228
Star Petroleum Refining PCL, NVDR	125,200	38,915
Stars Microelectronics Thailand PCL, NVDR	33,500	4,739
STP & I PCL, NVDR(1)	59,900	7,690
Supalai PCL, NVDR	169,500	109,327
Super Energy Corp. PCL, NVDR	1,374,500	22,541
Susco PCL, NVDR	160,100	17,371
Synnex Thailand PCL, NVDR	11,700	5,327
Taokaenoi Food & Marketing PCL, Class R, NVDR	75,200	22,126
Thai Airways International PCL, NVDR(1)	6,800	639
Thai Oil PCL, NVDR	104,300	148,738
Thai Union Group PCL, NVDR	97,200	43,724
Thai Vegetable Oil PCL, NVDR	36,960	29,283
Thaicom PCL, NVDR	109,800	48,753
Thaifoods Group PCL, NVDR	70,100	10,515
Thanachart Capital PCL, NVDR	21,000	25,398
Thonburi Healthcare Group PCL, NVDR	35,700	70,451
Thoresen Thai Agencies PCL, NVDR	181,300	40,257
Tipco Asphalt PCL, NVDR	46,800	26,218
Tisco Financial Group PCL, NVDR	19,600	57,113
TKS Technologies PCL, NVDR	44,100	16,214
TMBThanachart Bank PCL, NVDR	219,700	8,702
TOA Paint Thailand PCL, NVDR	35,000	32,184
Total Access Communication PCL, NVDR	15,400	22,768
TPI Polene PCL, NVDR	546,000	26,570
TPI Polene Power PCL, NVDR	54,800	5,364
TQM Alpha PCL, NVDR	17,300	18,834
Triple i Logistics PCL, NVDR	56,533	21,429
True Corp. PCL, NVDR	882,400	127,337
TTW PCL, NVDR	14,400	3,810
Unique Engineering & Construction PCL, NVDR(1)	4,000	498
Univanich Palm Oil PCL, NVDR	80,500	19,585
VGI PCL, NVDR	28,860	3,558
WHA Corp. PCL, NVDR	451,300	50,298
Workpoint Entertainment PCL, NVDR	14,600	7,313
WP Energy PCL, NVDR	5,900	741
Xspring Capital PCL, NVDR(1)	107,200	3,821
Zen Corp. Group PCL, NVDR(1)	2,200	1,008
		7,841,000
Turkey — 0.9%
AG Anadolu Grubu Holding AS	1,279	5,989
Akbank TAS	155,355	143,653
Aksa Akrilik Kimya Sanayii AS	7,202	34,897
69

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Aksa Enerji Uretim AS	15,862	$30,343
Aksigorta AS(1)	26,161	3,919
Alarko Holding AS	3,317	13,840
Albaraka Turk Katilim Bankasi AS(1)	109,042	16,613
Anadolu Anonim Turk Sigorta Sirketi(1)	23,474	21,007
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,760	31,696
Arcelik AS	470	2,967
Aselsan Elektronik Sanayi Ve Ticaret AS	14,210	41,480
Aygaz AS	3,692	15,123
Bagfas Bandirma Gubre Fabrikalari AS(1)	3,765	6,018
Baticim Bati Anadolu Cimento Sanayii AS(1)	2,996	5,571
Bera Holding AS	64,948	40,684
BIM Birlesik Magazalar AS	11,716	84,499
Cemtas Celik Makina Sanayi Ve Ticaret AS	729	1,986
Cimsa Cimento Sanayi VE Ticaret AS	5,131	33,805
Coca-Cola Icecek AS	1,377	13,927
Dogan Sirketler Grubu Holding AS	60,928	30,202
Dogus Otomotiv Servis ve Ticaret AS	3,638	32,543
EGE Endustri VE Ticaret AS	21	6,177
Enerjisa Enerji AS	9,053	15,413
Eregli Demir ve Celik Fabrikalari TAS	26,105	60,847
Ford Otomotiv Sanayi AS	1,168	34,071
Girisim Elektrik Taahhut Ticaret Ve Sanayi AS(1)	1,843	24,452
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	15,935	14,336
GSD Holding AS	140,853	22,793
Haci Omer Sabanci Holding AS	62,822	144,948
Hektas Ticaret TAS(1)	13,852	26,016
Imas Makina Sanayi AS(1)	1,429	21,366
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	8,190	13,596
Is Finansal Kiralama AS(1)	5,787	1,749
Is Yatirim Menkul Degerler AS	1,327	3,510
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A	17,876	19,447
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B	11,042	11,830
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	52,809	63,019
Kartonsan Karton Sanayi ve Ticaret AS	321	1,381
KOC Holding AS	17,503	71,693
Koza Altin Isletmeleri AS	29,988	38,802
Koza Anadolu Metal Madencilik Isletmeleri AS(1)	12,688	30,604
Logo Yazilim Sanayi Ve Ticaret AS	1,020	2,930
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	5,921	32,789
Migros Ticaret AS(1)	5,957	45,606
MLP Saglik Hizmetleri AS(1)	4,033	16,526
NET Holding AS(1)	2,629	1,452
Nuh Cimento Sanayi AS	462	4,052
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	104,778	41,726
Otokar Otomotiv Ve Savunma Sanayi AS	392	19,733
Pegasus Hava Tasimaciligi AS(1)	2,191	58,933
Petkim Petrokimya Holding AS(1)(2)	36,883	32,839
Qua Granite Hayal(1)	7,606	30,071
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	16,166	21,439
70

Avantis Emerging Markets Equity Fund
	Shares/Principal Amount	Value
Sasa Polyester Sanayi AS(1)	7,349	$42,672
Sekerbank Turk AS(1)	117,076	14,978
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,189	2,465
Sok Marketler Ticaret AS(1)	20,100	27,200
TAV Havalimanlari Holding AS(1)	8,444	33,501
Tekfen Holding AS	12,897	24,577
Teknosa Ic Ve Dis Ticaret AS(1)	14,151	13,971
Tofas Turk Otomobil Fabrikasi AS	4,881	44,269
Turk Hava Yollari AO(1)	22,822	173,405
Turk Traktor ve Ziraat Makineleri AS	120	3,592
Turkcell Iletisim Hizmetleri AS, ADR	23,802	99,492
Turkiye Halk Bankasi AS(1)	30,178	18,366
Turkiye Is Bankasi AS, C Shares	140,205	84,142
Turkiye Petrol Rafinerileri AS(1)	4,832	151,521
Turkiye Sigorta AS	4,436	2,326
Turkiye Sinai Kalkinma Bankasi AS(1)	119,810	25,128
Turkiye Sise ve Cam Fabrikalari AS	27,623	69,113
Turkiye Vakiflar Bankasi TAO, D Shares(1)	117,917	60,206
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	20,568	61,666
Vestel Elektronik Sanayi ve Ticaret AS(1)	9,811	29,058
Yapi ve Kredi Bankasi AS	205,561	108,937
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	2,668	5,068
Yesil Yapi Endustrisi AS(1)	21,886	2,333
Zorlu Enerji Elektrik Uretim AS(1)	59,359	16,265
		2,659,159
TOTAL COMMON STOCKS (Cost $324,453,172)		297,336,530
RIGHTS†
India†
Capri Global Capital Ltd.(1)	137	305
Share India Securities Ltd.(1)	36	2,896
TOTAL RIGHTS (Cost $—)		3,201
WARRANTS†
Malaysia†
Perak Transit Bhd(1)	1,391	124
PESTECH International Bhd(1)	2,962	63
Vizione Holdings Bhd(1)	2,768	3
		190
Thailand†
Aqua Corp. PCL(1)	391,650	887
Erawan Group PCL(1)	1,243	63
Master Ad PCL(1)	149,200	42
MBK PCL, NVDR(1)	912	356
VGI PCL(1)	6,660	38
		1,386
TOTAL WARRANTS (Cost $—)		1,576
71

Avantis Emerging Markets Equity Fund
		Shares/Principal Amount	Value
CORPORATE BONDS†
India†
Britannia Industries Ltd., 5.50%, 6/3/24 (Acquired 5/25/21, Cost $433)(4) (Cost $433)	INR	31,523	$371
SHORT-TERM INVESTMENTS — 2.0%
Money Market Funds — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class		1,580,978	1,580,978
State Street Navigator Securities Lending Government Money Market Portfolio(5)		4,380,478	4,380,478
TOTAL SHORT-TERM INVESTMENTS (Cost $5,961,456)			5,961,456
TOTAL INVESTMENT SECURITIES — 101.3% (Cost $330,415,061)			303,303,134
OTHER ASSETS AND LIABILITIES — (1.3)%			(3,880,265)
TOTAL NET ASSETS — 100.0%			$299,422,869

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2023	$596,325	$7,458
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	20.6%
Information Technology	19.1%
Consumer Discretionary	12.0%
Materials	11.0%
Industrials	9.5%
Communication Services	7.0%
Energy	5.9%
Consumer Staples	5.6%
Health Care	3.7%
Utilities	2.6%
Real Estate	2.3%
Short-Term Investments	2.0%
Other Assets and Liabilities	(1.3)%

72

Avantis Emerging Markets Equity Fund

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
INR	–	Indian Rupee
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $10,085,667. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $371, which represented less than 0.05% of total net assets.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,712,521, which includes securities collateral of $6,332,043.

See Notes to Financial Statements.
73

FEBRUARY 28, 2023 (UNAUDITED)

Avantis International Equity Fund
	Shares	Value
COMMON STOCKS — 99.0%
Australia — 6.8%
29Metals Ltd.(1)	7,709	$8,254
Accent Group Ltd.(1)	11,453	17,050
Adairs Ltd.(1)	1,603	2,528
Adbri Ltd.	5,681	6,515
AGL Energy Ltd.	8,981	41,604
Alkane Resources Ltd.(2)	15,781	7,156
Alliance Aviation Services Ltd.(2)	1,918	4,537
Allkem Ltd.(2)	10,004	76,050
ALS Ltd.	3,419	29,091
Altium Ltd.	2,351	61,698
Alumina Ltd.	14,872	15,006
AMP Ltd.(2)	68,261	47,384
Ampol Ltd.	2,191	48,305
Ansell Ltd.	811	14,768
ANZ Group Holdings Ltd.	26,205	433,469
APA Group	8,763	63,135
Appen Ltd.(1)	277	431
ARB Corp. Ltd.(1)	740	15,852
Ardent Leisure Group Ltd.(2)	1,272	594
Aristocrat Leisure Ltd.	5,270	129,137
ASX Ltd.	1,086	49,604
Atlas Arteria Ltd.	11,695	53,738
Aurelia Metals Ltd.(1)(2)	47,081	3,470
Aurizon Holdings Ltd.	52,060	115,685
Austal Ltd.	8,146	9,902
Australian Agricultural Co. Ltd.(2)	2,182	2,448
Australian Clinical Labs Ltd.(1)	1,433	3,474
Australian Ethical Investment Ltd.	906	2,097
Australian Finance Group Ltd.(1)	3,111	3,287
Baby Bunting Group Ltd.(1)	1,932	2,577
Bank of Queensland Ltd.	17,390	82,397
Bapcor Ltd.	1,574	7,065
Beach Energy Ltd.	61,564	58,062
Bega Cheese Ltd.	7,118	16,668
Bendigo & Adelaide Bank Ltd.	13,647	89,566
BHP Group Ltd., ADR(1)	18,196	1,109,410
Blackmores Ltd.	116	6,188
BlueScope Steel Ltd.	13,443	171,999
Boral Ltd.(1)(2)	7,744	18,917
Brambles Ltd.	23,666	204,491
Brickworks Ltd.	1,087	18,017
Capricorn Metals Ltd.(2)	7,595	19,333
carsales.com Ltd.	2,869	43,646
Cedar Woods Properties Ltd.	1,766	5,067
Challenger Ltd.	11,808	59,247
Champion Iron Ltd.	7,862	38,722
Cleanaway Waste Management Ltd.	4,609	8,219
Clinuvel Pharmaceuticals Ltd.(1)	656	8,395
74

Avantis International Equity Fund
	Shares	Value
Cochlear Ltd.	352	$52,492
Codan Ltd.(1)	230	864
Coles Group Ltd.	17,974	219,527
Collins Foods Ltd.	1,103	6,144
Commonwealth Bank of Australia	10,583	714,975
Computershare Ltd.	4,159	69,177
Cooper Energy Ltd.(2)	77,024	8,527
Coronado Global Resources, Inc.	22,324	28,310
Costa Group Holdings Ltd.	7,789	13,638
Credit Corp. Group Ltd.	1,437	19,551
CSL Ltd.	2,377	472,945
CSR Ltd.	14,311	48,828
Deterra Royalties Ltd.	10,305	30,861
Domino's Pizza Enterprises Ltd.(1)	834	27,932
Downer EDI Ltd.	3,856	8,168
Eagers Automotive Ltd.(1)	3,210	29,450
Eclipx Group Ltd.(2)	5,402	7,915
Elders Ltd.	290	1,815
Emeco Holdings Ltd.	5,966	2,923
Endeavour Group Ltd.	16,888	77,489
Evolution Mining Ltd.	32,690	59,845
EVT Ltd.	2,827	24,803
Fortescue Metals Group Ltd.	24,812	355,554
Gold Road Resources Ltd.	24,253	23,994
GrainCorp Ltd., A Shares	3,047	16,067
Grange Resources Ltd.	15,468	9,849
GWA Group Ltd.	2,433	2,869
Hansen Technologies Ltd.	2,687	8,394
Harvey Norman Holdings Ltd.	16,565	42,798
Healius Ltd.	2,245	4,144
Helia Group Ltd.	10,695	24,763
HT&E Ltd.	1,854	1,442
Humm Group Ltd.(1)	743	252
IDP Education Ltd.	2,177	41,866
IGO Ltd.	10,398	91,404
Iluka Resources Ltd.	11,247	78,385
Imdex Ltd.	5,249	8,280
Incitec Pivot Ltd.	37,058	85,316
Infomedia Ltd.	4,782	4,497
Inghams Group Ltd.	13,930	30,323
Insurance Australia Group Ltd.	12,174	37,997
InvoCare Ltd.(1)	2,422	15,421
IPH Ltd.	2,732	14,831
IRESS Ltd.	889	5,545
James Hardie Industries PLC	6,574	136,967
JB Hi-Fi Ltd.(1)	2,141	60,094
Jervois Global Ltd.(1)(2)	8,940	1,079
Judo Capital Holdings Ltd.(2)	5,674	5,457
Jumbo Interactive Ltd.	936	8,534
Jupiter Mines Ltd.	22,840	3,611
Karoon Energy Ltd.(2)	20,759	32,285
75

Avantis International Equity Fund
	Shares	Value
Kelsian Group Ltd.	288	$1,264
Lendlease Corp. Ltd.	8,029	41,117
Leo Lithium Ltd.(1)(2)	33,200	11,663
Lifestyle Communities Ltd.	1,709	19,447
Link Administration Holdings Ltd.	2,543	3,912
Lovisa Holdings Ltd.	2,065	33,343
Lynas Rare Earths Ltd.(2)	10,025	55,057
Macmahon Holdings Ltd.	6,093	613
Macquarie Group Ltd.	1,686	214,092
Magellan Financial Group Ltd.	3,479	19,943
Mayne Pharma Group Ltd.(1)(2)	2,120	4,727
McMillan Shakespeare Ltd.(1)	2,289	22,017
Medibank Pvt Ltd.	41,677	93,418
Mesoblast Ltd.(1)(2)	10,158	6,675
Metcash Ltd.(1)	19,169	52,405
Mineral Resources Ltd.	1,343	74,172
Monadelphous Group Ltd.	3,593	28,928
Mount Gibson Iron Ltd.(1)(2)	15,532	5,896
Myer Holdings Ltd.(1)	36,580	22,826
MyState Ltd.	613	1,621
National Australia Bank Ltd.	25,117	505,562
Netwealth Group Ltd.	1,149	10,364
New Energy Solar(2)	2,331	99
New Hope Corp. Ltd.(1)	22,423	81,652
Newcrest Mining Ltd. (Sydney)	7,005	107,238
Newcrest Mining Ltd.(1)	1,091	16,831
NEXTDC Ltd.(2)	3,245	22,327
nib holdings Ltd.	9,988	50,927
Nick Scali Ltd.	2,166	14,262
Nine Entertainment Co. Holdings Ltd.	24,862	32,342
Northern Star Resources Ltd.	24,884	173,674
NRW Holdings Ltd.	21,026	35,690
Nufarm Ltd.	11,295	43,978
OFX Group Ltd.(2)	3,710	4,795
Omni Bridgeway Ltd.(2)	6,182	12,594
oOh!media Ltd.	5,524	5,890
Orica Ltd.	7,377	80,148
Origin Energy Ltd.	12,914	69,276
Orora Ltd.	15,560	36,842
OZ Minerals Ltd.	7,899	148,506
Pacific Current Group Ltd.	220	1,016
Paladin Energy Ltd.(2)	44,959	20,907
Peet Ltd.	1,161	887
Perenti Ltd.(2)	35,469	25,277
Perpetual Ltd.	2,768	45,289
Perseus Mining Ltd.	58,475	77,275
PEXA Group Ltd.(2)	1,176	9,357
Pilbara Minerals Ltd.(2)	34,112	95,055
Platinum Asset Management Ltd.	17,853	22,519
Premier Investments Ltd.	2,657	48,630
Pro Medicus Ltd.(1)	793	32,417
76

Avantis International Equity Fund
	Shares	Value
PWR Holdings Ltd.	1,505	$10,217
Qantas Airways Ltd.(2)	10,546	45,358
QBE Insurance Group Ltd.	12,542	126,878
Qube Holdings Ltd.	16,040	34,624
Ramelius Resources Ltd.	15,930	9,585
Ramsay Health Care Ltd.	1,299	58,893
REA Group Ltd.	612	50,395
Reece Ltd.(1)	610	6,755
Regis Resources Ltd.(1)	23,277	27,197
Resimac Group Ltd.	2,359	1,713
Resolute Mining Ltd.(1)(2)	31,669	5,221
Ridley Corp. Ltd.	9,738	14,396
Rio Tinto Ltd.	2,582	201,794
Sandfire Resources Ltd.	16,560	65,206
Santos Ltd.	60,413	282,093
SEEK Ltd.	1,698	27,512
Select Harvests Ltd.(1)	1,691	4,748
Seven Group Holdings Ltd.(1)	1,190	19,536
Seven West Media Ltd.(2)	35,885	10,003
Sierra Rutile Holdings Ltd.(1)(2)	7,537	1,239
Sigma Healthcare Ltd.	23,896	10,923
Silver Lake Resources Ltd.(2)	22,909	15,492
Sims Ltd.	3,753	40,086
SmartGroup Corp. Ltd.	213	913
Solvar Ltd.(1)	3,577	4,803
Sonic Healthcare Ltd.	9,045	195,672
South32 Ltd.	78,181	227,149
Southern Cross Media Group Ltd.(1)	4,053	2,885
St. Barbara Ltd.(2)	9,352	3,427
Star Entertainment Group Ltd. (Sydney)(1)(2)	21,879	21,638
Star Entertainment Group Ltd.(2)	15,322	15,208
Steadfast Group Ltd.	4,527	17,720
Suncorp Group Ltd.	17,029	146,892
Super Retail Group Ltd.	5,157	44,854
Syrah Resources Ltd.(2)	10,036	12,656
Technology One Ltd.	6,561	65,505
Telstra Group Ltd.	46,157	128,962
TPG Telecom Ltd.	527	1,793
Transurban Group	11,567	110,068
Treasury Wine Estates Ltd.	7,385	69,460
Tuas Ltd.(2)	517	441
United Malt Group Ltd.(1)	7,330	17,561
Ventia Services Group Pty Ltd.	4,120	6,588
Viva Energy Group Ltd.	31,180	62,804
Vulcan Steel Ltd.	1,558	8,758
Washington H Soul Pattinson & Co. Ltd.	5,196	101,641
Wesfarmers Ltd.	8,258	267,327
West African Resources Ltd.(2)	32,437	20,193
Westgold Resources Ltd.(2)	8,310	5,311
Westpac Banking Corp.	30,025	454,021
Whitehaven Coal Ltd.	30,293	146,742
77

Avantis International Equity Fund
	Shares	Value
WiseTech Global Ltd.	468	$19,777
Woodside Energy Group Ltd.	14,051	340,455
Woodside Energy Group Ltd., ADR(1)	5,413	131,698
Woolworths Group Ltd.	3,741	92,782
Worley Ltd.	1,148	11,671
Xero Ltd.(2)	581	30,261
		12,714,714
Austria — 0.3%
ANDRITZ AG	554	34,186
AT&S Austria Technologie & Systemtechnik AG	530	17,486
BAWAG Group AG(2)	552	34,360
CA Immobilien Anlagen AG	255	7,272
DO & CO. AG(2)	67	7,600
Erste Group Bank AG	2,736	107,396
EVN AG	1,107	24,268
IMMOFINANZ AG(2)	996	12,966
IMMOFINANZ AG (Rights)(2)	530	6
Lenzing AG	88	6,676
Oesterreichische Post AG	396	13,965
OMV AG	1,372	66,827
Porr AG	59	873
Raiffeisen Bank International AG(2)	3,020	50,420
Semperit AG Holding	239	5,724
Telekom Austria AG(2)	2,467	18,427
UNIQA Insurance Group AG	1,663	14,156
Verbund AG	336	29,058
Vienna Insurance Group AG Wiener Versicherung Gruppe	237	6,626
voestalpine AG	1,471	54,332
Wienerberger AG	1,008	31,335
		543,959
Belgium — 1.0%
Ackermans & van Haaren NV	356	60,244
Ageas SA	2,322	104,790
AGFA-Gevaert NV(2)	2,083	6,156
Anheuser-Busch InBev SA, ADR(1)	3,702	224,711
Argenx SE, ADR(2)	215	78,694
Barco NV	1,469	41,810
Bekaert SA	999	44,079
bpost SA	3,655	19,507
Cie d'Entreprises CFE(1)(2)	208	2,095
Deceuninck NV(1)	1,645	4,446
Deme Group NV(2)	208	26,173
D'ieteren Group	333	64,540
Elia Group SA	357	47,027
Etablissements Franz Colruyt NV(1)	1,857	50,255
Euronav NV	4,515	82,680
EVS Broadcast Equipment SA	45	1,053
Exmar NV	1,326	11,650
Fagron	1,371	22,167
Galapagos NV, ADR(1)(2)	686	25,715
Gimv NV	622	28,388
78

Avantis International Equity Fund
	Shares	Value
Ion Beam Applications	379	$7,400
KBC Ancora	1,121	58,000
KBC Group NV	2,560	191,169
Kinepolis Group NV(2)	280	12,278
Melexis NV	511	55,273
Ontex Group NV(2)	1,853	14,672
Proximus SADP	2,382	21,935
Recticel SA	118	2,137
Shurgard Self Storage Ltd.	488	23,877
Solvay SA	1,500	171,342
Telenet Group Holding NV	98	1,515
Tessenderlo Group SA(2)	527	17,695
UCB SA	1,607	138,151
Umicore SA	3,887	129,548
VGP NV	127	11,391
		1,802,563
Canada — 10.3%
Absolute Software Corp.	2,000	17,252
Advantage Energy Ltd.(1)(2)	7,300	42,693
Aecon Group, Inc.(1)	960	7,134
AGF Management Ltd., Class B	1,000	6,889
Agnico Eagle Mines Ltd.(1)	4,027	185,398
Air Canada(2)	900	13,271
Alamos Gold, Inc., Class A	8,600	87,670
Alaris Equity Partners Income	100	1,304
Algoma Steel Group, Inc.(1)	1,600	12,852
Algonquin Power & Utilities Corp.(1)	3,400	25,964
Alimentation Couche-Tard, Inc.	5,500	258,010
AltaGas Ltd.	1,300	22,313
Altius Minerals Corp.	500	7,933
ARC Resources Ltd.	16,188	176,294
Argonaut Gold, Inc.(2)	5,100	1,738
Aris Mining Corp.	2,600	7,679
Aritzia, Inc.(2)	1,900	57,842
Atco Ltd., Class I(1)	2,000	62,015
Athabasca Oil Corp.(1)(2)	23,500	51,323
Atrium Mortgage Investment Corp.(1)	700	6,269
ATS Corp.(1)(2)	500	20,172
B2Gold Corp.	18,800	64,205
Badger Infrastructure Solution Ltd.	400	8,929
Ballard Power Systems, Inc.(1)(2)	2,100	12,004
Bank of Montreal	6,188	586,466
Bank of Nova Scotia	8,600	425,052
Barrick Gold Corp. (Toronto)(1)	14,651	236,757
Bausch Health Cos., Inc.(2)	920	8,570
Baytex Energy Corp.(1)(2)	19,550	75,363
BCE, Inc.	600	26,546
Birchcliff Energy Ltd.	9,527	58,579
Bird Construction, Inc.	300	1,992
Bombardier, Inc., Class B(2)	584	29,142
Bonterra Energy Corp.(2)	1,100	5,337
79

Avantis International Equity Fund
	Shares	Value
Boralex, Inc., A Shares(1)	1,900	$50,616
Boyd Group Services, Inc.	199	31,484
Brookfield Asset Management Ltd., Class A(1)	1,015	34,151
Brookfield Corp.	3,850	128,098
Brookfield Infrastructure Corp., A Shares	1,312	56,653
Brookfield Infrastructure Corp., Class A	106	4,580
Brookfield Reinsurance Ltd.(1)(2)	211	7,064
Brookfield Renewable Corp., Class A	700	19,494
BRP, Inc.(1)	100	8,665
CAE, Inc.(2)	1,300	29,316
Calfrac Well Services Ltd.(2)	1,600	6,590
Calian Group Ltd.	200	8,853
Calibre Mining Corp.(2)	2,700	2,256
Cameco Corp.	2,200	60,139
Canacol Energy Ltd.(1)	419	3,157
Canada Goose Holdings, Inc.(2)	600	11,279
Canadian Imperial Bank of Commerce	10,046	459,414
Canadian National Railway Co.	3,732	425,057
Canadian Natural Resources Ltd.	10,300	582,069
Canadian Pacific Railway Ltd.	1,700	129,110
Canadian Tire Corp. Ltd., Class A	500	62,327
Canadian Utilities Ltd., A Shares	2,500	65,573
Canadian Western Bank	1,900	38,682
Canfor Corp.(2)	1,800	30,710
Capital Power Corp.	3,600	112,050
Capstone Copper Corp.(1)(2)	9,500	42,261
Cardinal Energy Ltd.(1)	4,800	25,047
Cargojet, Inc.	300	26,621
Cascades, Inc.(1)	2,300	18,086
CCL Industries, Inc., Class B	1,800	86,577
Celestica, Inc.(1)(2)	3,800	49,098
Cenovus Energy, Inc.	16,838	310,476
Centerra Gold, Inc.	4,400	27,796
CES Energy Solutions Corp.	4,300	9,296
CGI, Inc.(2)	1,700	152,421
Chorus Aviation, Inc.(1)(2)	1,800	4,142
CI Financial Corp.	3,100	34,010
Cogeco Communications, Inc.(1)	300	15,401
Cogeco, Inc.(1)	100	4,434
Colliers International Group, Inc.(1)	400	46,397
Computer Modelling Group Ltd.	200	1,019
Constellation Software, Inc.	100	171,943
Copper Mountain Mining Corp.(1)(2)	6,200	10,632
Corus Entertainment, Inc., B Shares	2,600	3,639
Crescent Point Energy Corp.(1)	17,017	116,357
Crew Energy, Inc.(1)(2)	5,200	17,797
Definity Financial Corp.	1,800	47,384
Descartes Systems Group, Inc.(2)	600	44,254
Dollarama, Inc.	1,300	75,094
Doman Building Materials Group Ltd.(1)	1,200	6,499
Dorel Industries, Inc., Class B(2)	500	1,671
80

Avantis International Equity Fund
	Shares	Value
DREAM Unlimited Corp., Class A(1)	400	$7,818
Dundee Precious Metals, Inc.	4,590	29,468
Eldorado Gold Corp.(2)	6,000	56,065
Element Fleet Management Corp.	9,700	138,551
Emera, Inc.(1)	1,300	51,495
Empire Co. Ltd., Class A	2,600	68,959
Enbridge, Inc.(1)	7,000	262,609
Endeavour Mining PLC	1,938	40,337
Enerflex Ltd.	4,000	26,530
Enerplus Corp.(1)	7,148	113,415
Enghouse Systems Ltd.(1)	300	9,454
Ensign Energy Services, Inc.(2)	2,800	6,792
EQB, Inc.(1)	400	19,049
Equinox Gold Corp.(1)(2)	3,893	14,123
ERO Copper Corp.(1)(2)	2,600	40,777
Evertz Technologies Ltd.(1)	400	3,594
Exco Technologies Ltd.	200	1,121
Extendicare, Inc.(1)	2,200	10,528
Fairfax Financial Holdings Ltd.	400	279,654
Finning International, Inc.	2,500	63,412
Firm Capital Mortgage Investment Corp.(1)	600	5,070
First Majestic Silver Corp.(1)	6,000	36,629
First Mining Gold Corp.(2)	9,000	1,220
First National Financial Corp.(1)	400	11,518
First Quantum Minerals Ltd.	7,200	157,297
FirstService Corp.(1)	200	27,418
Fortis, Inc.	4,628	183,153
Fortuna Silver Mines, Inc.(1)(2)	7,799	25,320
Franco-Nevada Corp.	1,200	153,173
Freehold Royalties Ltd.(1)	4,800	54,455
Frontera Energy Corp.(2)	1,500	13,521
Galiano Gold, Inc.(1)(2)	1,100	572
Gear Energy Ltd.(1)	16,300	12,782
George Weston Ltd.	800	100,227
GFL Environmental, Inc.	1,600	48,639
Gibson Energy, Inc.	2,500	42,012
Gildan Activewear, Inc.	1,700	54,021
goeasy Ltd.	400	36,860
Great-West Lifeco, Inc.(1)	5,100	139,152
Headwater Exploration, Inc.	6,500	28,534
Heroux-Devtek, Inc.(2)	600	5,963
High Liner Foods, Inc.(1)	200	2,184
Home Capital Group, Inc.(1)	941	28,916
Hudbay Minerals, Inc.	4,900	24,311
Hut 8 Mining Corp.(1)(2)	9,500	15,526
Hydro One Ltd.	5,200	134,945
i-80 Gold Corp.(2)	800	1,823
iA Financial Corp., Inc.	3,700	248,384
IAMGOLD Corp.(2)	17,100	38,724
IGM Financial, Inc.	600	18,257
Imperial Oil Ltd.(1)	3,400	168,169
81

Avantis International Equity Fund
	Shares	Value
Intact Financial Corp.	1,900	$272,934
Interfor Corp.(2)	1,700	28,618
International Petroleum Corp.(1)(2)	127	1,282
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	20,051
K92 Mining, Inc.(2)	2,600	14,177
Kelt Exploration Ltd.(1)(2)	6,100	21,011
Keyera Corp.(1)	5,700	125,780
Kinross Gold Corp.(1)	27,400	101,206
Knight Therapeutics, Inc.(1)(2)	2,400	8,970
Labrador Iron Ore Royalty Corp.	1,100	29,288
Largo, Inc.(1)(2)	700	4,479
Laurentian Bank of Canada	1,000	25,277
Linamar Corp.	1,300	70,740
Loblaw Cos. Ltd.	1,500	128,190
Lumine Group, Inc.(2)	300	3,586
Lundin Gold, Inc.	3,300	34,100
Lundin Mining Corp.(1)	11,400	70,932
Magna International, Inc.(1)	5,000	278,674
Major Drilling Group International, Inc.(2)	3,271	25,602
Manulife Financial Corp.(1)	29,000	573,412
Maple Leaf Foods, Inc.(1)	400	8,114
Martinrea International, Inc.	2,900	29,712
MCAN Mortgage Corp.	400	4,790
Medical Facilities Corp.	700	4,284
MEG Energy Corp.(2)	7,100	112,185
Methanex Corp.(1)	1,400	70,621
Metro, Inc.	1,900	98,683
MTY Food Group, Inc.	200	9,439
Mullen Group Ltd.	2,800	29,221
National Bank of Canada	5,400	396,620
New Gold, Inc.(1)(2)	14,500	13,283
North American Construction Group Ltd.	1,300	21,875
North West Co., Inc.	1,300	33,708
Northland Power, Inc.	5,280	128,276
Nutrien Ltd.	5,100	397,385
NuVista Energy Ltd.(2)	6,900	60,682
Obsidian Energy Ltd.(1)(2)	3,300	23,314
OceanaGold Corp.(2)	18,400	37,488
Onex Corp.	1,200	64,164
Open Text Corp.	2,300	79,173
Osisko Gold Royalties Ltd. (Toronto)	3,000	39,311
Osisko Mining, Inc.(2)	1,400	3,170
Pan American Silver Corp.(1)	3,270	48,744
Paramount Resources Ltd., A Shares(1)	2,100	45,863
Parex Resources, Inc.(1)	3,200	52,157
Parkland Corp.(1)	2,100	45,925
Pason Systems, Inc.	1,100	11,730
Pembina Pipeline Corp.(1)	6,400	210,128
Pet Valu Holdings Ltd.	200	6,269
Peyto Exploration & Development Corp.(1)	6,900	59,974
Pine Cliff Energy Ltd.(1)	6,700	5,941
82

Avantis International Equity Fund
	Shares	Value
Pipestone Energy Corp.(1)(2)	4,000	$8,355
Pizza Pizza Royalty Corp.(1)	200	2,032
Polaris Renewable Energy, Inc.(1)	400	4,063
Power Corp. of Canada	2,705	72,199
Precision Drilling Corp.(1)(2)	400	22,807
Primo Water Corp.	700	10,855
Quarterhill, Inc.	800	1,149
Quebecor, Inc., Class B	1,800	42,583
Real Matters, Inc.(2)	3,450	14,690
Resolute Forest Products, Inc.(2)	2,300	50,450
Restaurant Brands International, Inc.	2,900	187,135
Ritchie Bros Auctioneers, Inc.(1)	1,400	85,652
Rogers Communications, Inc., Class B	1,000	47,768
Royal Bank of Canada	9,283	942,519
Russel Metals, Inc.(1)	1,500	39,102
Sabina Gold & Silver Corp.(2)	3,500	4,540
Sandstorm Gold Ltd.(1)	2,900	14,261
Saputo, Inc.	1,800	48,202
Secure Energy Services, Inc.	7,500	47,160
Shaw Communications, Inc., B Shares	2,900	84,014
ShawCor Ltd.(2)	2,500	25,650
Shopify, Inc., Class A(2)	3,300	135,870
Sienna Senior Living, Inc.(1)	100	827
Silvercorp Metals, Inc.	5,300	16,314
Sleep Country Canada Holdings, Inc.	600	11,433
Softchoice Corp.	1,100	13,431
Spartan Delta Corp.(1)	4,800	43,585
Spin Master Corp., VTG Shares	1,000	27,102
SSR Mining, Inc.(1)	2,809	38,435
SSR Mining, Inc. (NASDAQ)	1,697	23,164
Stantec, Inc.(1)	1,400	81,322
Stelco Holdings, Inc.(1)	1,300	53,162
Stella-Jones, Inc.(1)	1,476	53,415
Sun Life Financial, Inc.(1)	4,700	227,129
Suncor Energy, Inc.	14,966	502,998
Surge Energy, Inc.(1)	2,500	16,141
Tamarack Valley Energy Ltd.(1)	21,200	67,430
Taseko Mines Ltd.(1)(2)	3,500	5,977
TC Energy Corp.	5,486	218,354
Teck Resources Ltd., Class B	8,300	331,331
TELUS Corp. (Toronto)	3,300	65,613
TELUS Corp.(2)	134	2,664
TFI International, Inc.	1,000	122,030
Thomson Reuters Corp.	700	84,780
Tidewater Midstream & Infrastructure Ltd.(1)	8,200	6,490
Timbercreek Financial Corp.(1)	1,500	9,058
TMX Group Ltd.	300	29,916
Torex Gold Resources, Inc.(2)	1,738	21,399
Toromont Industries Ltd.	1,000	82,477
Toronto-Dominion Bank(1)	11,108	739,584
Total Energy Services, Inc.	1,600	10,295
83

Avantis International Equity Fund
	Shares	Value
Tourmaline Oil Corp.	6,200	$271,719
TransAlta Corp.(1)	4,800	38,907
TransAlta Renewables, Inc.(1)	1,500	12,587
Transcontinental, Inc., Class A	1,260	14,405
Treasury Metals, Inc.(2)	300	64
Trican Well Service Ltd.(2)	3,500	8,798
Tricon Residential, Inc.	2,688	21,748
Trisura Group Ltd.(2)	500	12,704
Uni-Select, Inc.(2)	800	27,779
Vermilion Energy, Inc.(1)	5,433	72,785
Victoria Gold Corp.(2)	1,300	8,070
Viemed Healthcare, Inc. (Toronto)(2)	474	4,370
Viemed Healthcare, Inc.(2)	200	1,854
Wajax Corp.	500	8,904
Wesdome Gold Mines Ltd.(2)	2,200	10,496
West Fraser Timber Co. Ltd.	1,572	118,087
Western Forest Products, Inc.(1)	5,500	5,038
Westshore Terminals Investment Corp.	600	11,019
Wheaton Precious Metals Corp.	2,600	108,325
Whitecap Resources, Inc.(1)	10,796	82,760
Winpak Ltd.	500	14,866
WSP Global, Inc.	1,300	163,307
Yamana Gold, Inc.	18,100	92,589
Yangarra Resources Ltd.(1)(2)	4,100	6,701
		19,294,554
China†
Chow Tai Fook Jewellery Group Ltd.	5,200	10,078
Fullshare Holdings Ltd.(1)(2)	167,500	2,606
LK Technology Holdings Ltd.(1)	10,000	13,480
Truly International Holdings Ltd.	24,000	3,367
		29,531
Denmark — 2.5%
ALK-Abello A/S(2)	1,597	23,795
Alm Brand A/S	21,735	40,426
AP Moller - Maersk A/S, A Shares	46	105,142
AP Moller - Maersk A/S, B Shares	74	172,372
Bang & Olufsen A/S(2)	1,614	2,927
Bavarian Nordic A/S(2)	1,131	34,830
Carlsberg AS, B Shares	546	77,156
Chemometec A/S(2)	181	11,754
Chr Hansen Holding A/S	468	32,445
Coloplast A/S, B Shares	598	69,096
D/S Norden A/S	1,124	79,133
Danske Bank A/S	9,891	229,701
Demant A/S(2)	632	18,900
Dfds A/S	1,450	59,076
DSV A/S	611	111,022
FLSmidth & Co. A/S	1,191	46,830
Genmab A/S, ADR(2)	5,400	202,824
GN Store Nord AS	283	6,110
H Lundbeck A/S	3,924	16,580
84

Avantis International Equity Fund
	Shares	Value
H Lundbeck A/S, A Shares(2)	981	$3,753
H+H International A/S, B Shares(2)	331	4,876
ISS A/S(2)	387	8,435
Jyske Bank A/S(2)	1,549	129,745
Nilfisk Holding A/S(2)	257	4,758
NKT A/S(2)	1,803	83,622
NNIT A/S(2)	254	2,589
Novo Nordisk A/S, ADR	11,990	1,690,470
Novozymes A/S, B Shares	2,575	124,022
Orsted A/S	1,620	141,010
Pandora A/S	903	85,535
Per Aarsleff Holding A/S	341	14,784
Ringkjoebing Landbobank A/S	587	92,710
ROCKWOOL A/S, B Shares	198	44,954
Royal Unibrew A/S	767	53,340
Schouw & Co. A/S	303	24,091
SimCorp A/S	740	53,038
Solar A/S, B Shares	136	11,823
SP Group A/S	96	3,307
Spar Nord Bank A/S	2,302	42,481
Sydbank A/S	1,368	69,620
Topdanmark A/S	699	37,390
TORM PLC, Class A	676	24,002
Tryg A/S	2,333	51,684
Vestas Wind Systems A/S	17,568	501,302
		4,643,460
Finland — 0.9%
Aktia Bank Oyj	500	5,509
Anora Group Oyj(1)	109	743
Cargotec Oyj, B Shares	1,209	61,458
Caverion OYJ	704	6,729
Citycon Oyj(1)(2)	1,917	14,105
Elisa Oyj	863	49,008
Finnair Oyj(2)	25,656	15,344
Fortum Oyj	3,183	48,647
HKScan Oyj, A Shares(1)	1,333	1,083
Huhtamaki Oyj	439	15,498
Kemira Oyj	1,934	37,043
Kesko Oyj, B Shares	3,922	85,170
Kojamo Oyj	1,599	21,135
Kone Oyj, B Shares	2,858	148,421
Konecranes Oyj	267	9,084
Marimekko Oyj	615	5,990
Metsa Board Oyj, Class B	4,677	40,918
Metso Outotec Oyj	6,870	73,088
Musti Group Oyj(2)	248	4,642
Neste Oyj	1,754	84,598
Nokia Oyj, ADR	34,582	159,077
Nokian Renkaat Oyj	1,505	13,649
Oriola Oyj, B Shares	441	717
Orion Oyj, Class B	2,087	98,342
85

Avantis International Equity Fund
	Shares	Value
Outokumpu Oyj	8,208	$49,141
Puuilo Oyj	1,119	7,643
QT Group Oyj(2)	196	14,514
Revenio Group Oyj	298	10,981
Rovio Entertainment Oyj	2,326	20,071
Sampo Oyj, A Shares	4,664	227,044
Sanoma Oyj	490	4,557
Stora Enso Oyj, R Shares	7,800	110,275
TietoEVRY Oyj	97	3,080
Tokmanni Group Corp.	974	13,841
UPM-Kymmene Oyj	3,902	141,395
Uponor Oyj	1,775	33,033
Valmet Oyj(1)	1,331	43,922
Wartsila Oyj Abp	6,032	58,261
YIT Oyj(1)	5,343	15,189
		1,752,945
France — 9.9%
ABC arbitrage	396	2,680
Accor SA(2)	1,260	41,818
Aeroports de Paris(2)	732	106,061
Air France-KLM(2)	8,044	14,999
Air Liquide SA	3,722	591,338
Airbus SE	4,076	533,836
AKWEL	46	775
ALD SA	4,580	60,669
Alstom SA	1,620	47,544
Alten SA	263	41,045
Amundi SA	513	33,742
APERAM SA	822	31,966
ArcelorMittal SA, NY Shares	9,625	291,156
Arkema SA	780	79,076
Atos SE(1)(2)	1,280	18,101
Aubay	27	1,388
AXA SA	22,547	710,489
Beneteau SA	1,307	23,302
Bigben Interactive	62	396
BioMerieux	776	75,986
BNP Paribas SA	10,433	729,383
Bollore SE	8,843	49,397
Bonduelle SCA	188	2,602
Bouygues SA	5,422	183,463
Bureau Veritas SA	5,500	157,116
Capgemini SE	984	184,535
Carrefour SA	12,013	237,490
Casino Guichard Perrachon SA(2)	675	6,844
Catana Group	769	6,159
Cellectis SA, ADR(2)	316	695
CGG SA(2)	9,736	8,413
Cie de Saint-Gobain	7,531	447,512
Cie des Alpes(2)	1,031	15,391
Cie Generale des Etablissements Michelin SCA	11,542	362,604
86

Avantis International Equity Fund
	Shares	Value
Cie Plastic Omnium SA	2,929	$52,759
Coface SA	2,961	43,640
Credit Agricole SA	13,731	167,347
Danone SA	2,522	141,767
Dassault Aviation SA	775	133,231
Dassault Systemes SE	3,545	136,802
Derichebourg SA	3,292	21,170
Edenred	1,558	87,694
Eiffage SA	2,632	288,860
Elis SA	536	9,613
Engie SA	21,318	311,101
Eramet SA	355	38,095
Esker SA	88	14,096
EssilorLuxottica SA	1,137	197,103
Esso SA Francaise(2)	168	10,104
Etablissements Maurel et Prom SA	1,540	5,733
Eurazeo SE	1,052	70,789
Euroapi SA(2)	956	15,660
Eurofins Scientific SE	1,326	92,415
Euronext NV	633	46,171
Eutelsat Communications SA(1)	5,881	41,099
Fnac Darty SA	114	4,342
Focus Entertainment(2)	53	2,767
Gaztransport Et Technigaz SA	753	78,639
Genfit SA(2)	1,825	7,897
Getlink SE	5,232	87,871
Groupe LDLC(1)	99	2,212
Hermes International	204	369,267
ID Logistics Group(2)	79	25,374
Imerys SA	922	40,913
Infotel SA	51	3,074
Innate Pharma SA(1)(2)	719	2,125
Interparfums SA	225	14,968
Ipsen SA	1,248	142,595
IPSOS	281	17,238
Jacquet Metals SACA	231	4,726
JCDecaux SE(2)	1,086	24,802
Kaufman & Broad SA	197	6,037
Kering SA	971	569,317
Korian SA	780	6,367
La Francaise des Jeux SAEM	2,967	117,115
Legrand SA	1,109	102,435
LISI	253	6,715
L'Oreal SA	828	327,286
LVMH Moet Hennessy Louis Vuitton SE	1,863	1,548,761
Maisons du Monde SA	672	8,021
Manitou BF SA(1)	243	6,872
Mersen SA	475	22,409
Metropole Television SA	937	13,985
Nacon SA(1)(2)	27	66
Neoen SA	875	31,475
87

Avantis International Equity Fund
	Shares	Value
Nexans SA	811	$78,191
Nexity SA	557	14,780
Novacyt SA(2)	1,610	1,206
Orange SA, ADR(1)	35,204	404,142
Orpea SA(1)(2)	451	1,220
Pernod Ricard SA	1,518	316,672
Publicis Groupe SA	1,906	151,312
Remy Cointreau SA	170	29,843
Renault SA(2)	5,762	257,889
ReWorld Media SA(2)	641	3,731
Rexel SA(2)	3,390	84,267
Rubis SCA	851	23,480
Safran SA	5,350	755,427
Sanofi, ADR	9,985	467,797
Sartorius Stedim Biotech	148	48,203
Schneider Electric SE	1,515	243,092
SCOR SE	3,011	73,910
SEB SA	387	44,643
SES SA	12,776	86,120
SMCP SA(2)	707	5,519
Societe BIC SA	346	22,382
Societe Generale SA	16,580	477,828
Sodexo SA	690	63,906
SOITEC(2)	372	55,355
Solutions 30 SE(1)(2)	1,773	4,278
Sopra Steria Group SACA	213	42,064
SPIE SA	1,881	51,571
STMicroelectronics NV, NY Shares(1)	16,903	814,048
Technip Energies NV	2,687	52,021
Teleperformance	503	130,573
Television Francaise 1	741	5,905
Thales SA	585	81,785
TotalEnergies SE, ADR	24,635	1,525,153
Trigano SA	86	11,523
Ubisoft Entertainment SA(2)	3,267	71,629
Valeo	7,174	149,038
Vallourec SA(2)	2,861	40,823
Veolia Environnement SA	3,471	103,590
Verallia SA	3,007	121,205
Vicat SA	337	10,574
Vilmorin & Cie SA	141	7,190
Vinci SA	6,706	762,525
Virbac SA	85	25,390
Vivendi SE	7,547	77,664
Wavestone	105	5,451
Worldline SA(2)	673	28,032
X-Fab Silicon Foundries SE(2)	1,705	16,043
		18,467,881
Germany — 7.0%
1&1 AG	260	3,115
7C Solarparken AG	2,864	11,950
88

Avantis International Equity Fund
	Shares	Value
Aareal Bank AG(2)	477	$16,343
Adesso SE	58	9,287
adidas AG	1,355	202,365
ADLER Group SA(2)	223	239
Allianz SE	3,221	756,334
Amadeus Fire AG	60	7,795
Aroundtown SA	14,194	36,772
Atoss Software AG	106	18,184
AURELIUS Equity Opportunities SE & Co. KGaA	862	14,340
Aurubis AG	774	75,704
BASF SE	8,114	415,455
Bayer AG	4,528	268,878
Bayerische Motoren Werke AG	3,835	395,639
Bayerische Motoren Werke AG, Preference Shares	727	68,858
Bechtle AG	924	38,912
Befesa SA	386	20,156
Beiersdorf AG	1,086	129,609
Bertrandt AG	99	5,058
Bijou Brigitte AG(2)	20	839
Bilfinger SE	352	13,974
Borussia Dortmund GmbH & Co. KGaA(2)	870	3,926
Brenntag SE	1,183	89,107
CANCOM SE	186	6,511
Carl Zeiss Meditec AG, Bearer Shares	459	61,182
CECONOMY AG(2)	4,325	11,342
Cewe Stiftung & Co. KGAA	104	10,396
Commerzbank AG(2)	22,127	269,628
CompuGroup Medical SE & Co. KgaA	280	13,302
Continental AG	1,257	90,243
Covestro AG	3,884	170,742
CropEnergies AG	1,158	14,250
CTS Eventim AG & Co. KGaA(2)	1,155	75,799
Daimler Truck Holding AG(2)	8,798	278,669
Delivery Hero SE(2)	1,180	47,419
Dermapharm Holding SE	489	19,885
Deutsche Bank AG	34,693	432,275
Deutsche Beteiligungs AG	216	7,100
Deutsche Boerse AG	1,023	178,384
Deutsche Lufthansa AG(2)	19,192	198,844
Deutsche Pfandbriefbank AG	2,973	29,416
Deutsche Post AG	8,931	377,700
Deutsche Telekom AG	27,107	608,364
Deutz AG	2,787	17,120
DIC Asset AG	312	2,844
Dr. Ing. h.c. F. Porsche AG, Preference Shares(2)	336	40,493
Draegerwerk AG & Co. KGaA	78	3,033
Draegerwerk AG & Co. KGaA, Preference Shares	416	18,141
Duerr AG	2,142	80,633
E.ON SE	13,971	152,436
Eckert & Ziegler Strahlen- und Medizintechnik AG	399	22,674
Elmos Semiconductor SE	204	16,554
89

Avantis International Equity Fund
	Shares	Value
ElringKlinger AG	121	$1,122
Encavis AG	3,168	61,833
Energiekontor AG	210	15,067
Evonik Industries AG	2,361	50,411
Fielmann AG	598	21,227
flatexDEGIRO AG(2)	1,036	8,824
Fraport AG Frankfurt Airport Services Worldwide(2)	618	33,452
Freenet AG	1,139	28,391
Fresenius Medical Care AG & Co. KGaA, ADR	1,743	34,267
Fresenius SE & Co. KGaA	368	10,126
FUCHS PETROLUB SE, Preference Shares	923	36,976
GEA Group AG	2,344	103,042
GFT Technologies SE	224	9,483
Grand City Properties SA	1,895	19,342
GRENKE AG	746	23,256
Hamburger Hafen und Logistik AG	771	10,199
Hannover Rueck SE	1,283	249,157
HeidelbergCement AG	3,120	214,196
Heidelberger Druckmaschinen AG(2)	3,633	6,536
HelloFresh SE(2)	2,689	60,240
Henkel AG & Co. KGaA	460	31,807
Henkel AG & Co. KGaA, Preference Shares	1,106	80,460
Hensoldt AG	650	21,153
HOCHTIEF AG	490	33,374
Hornbach Holding AG & Co. KGaA	279	23,171
HUGO BOSS AG	1,887	129,060
Hypoport SE(2)	22	3,320
Indus Holding AG	450	10,905
Infineon Technologies AG	17,249	610,207
Instone Real Estate Group SE	786	7,378
JOST Werke AG	365	20,784
Jungheinrich AG, Preference Shares	1,935	71,383
K+S AG	6,264	148,688
KION Group AG	860	33,683
Kloeckner & Co. SE	1,094	11,841
Knorr-Bremse AG	959	65,178
Koenig & Bauer AG(2)	246	4,970
Kontron AG	1,638	32,776
Krones AG	571	69,538
KSB SE & Co. KGaA, Preference Shares	15	7,036
KWS Saat SE & Co. KGaA	122	8,140
Lang & Schwarz AG	141	1,503
Lanxess AG	1,807	84,072
LEG Immobilien SE	971	70,317
Leifheit AG	4	72
Leoni AG(2)	416	1,312
LPKF Laser & Electronics SE(2)	302	3,684
Mercedes-Benz Group AG	4,746	363,746
Merck KGaA	375	71,060
METRO AG(2)	5,078	45,787
MLP SE	786	4,096
90

Avantis International Equity Fund
	Shares	Value
MTU Aero Engines AG	1,294	$312,272
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	472,278
Mutares SE & Co. KGaA	412	8,813
Nagarro SE(2)	105	10,747
Nemetschek SE	560	31,713
New Work SE	30	5,115
Norma Group SE	783	21,087
OHB SE	22	709
PATRIZIA SE	274	3,184
Pfeiffer Vacuum Technology AG	80	13,196
Porsche Automobil Holding SE, Preference Shares	2,171	123,223
ProSiebenSat.1 Media SE	1,940	19,320
publity AG(2)	24	696
Puma SE	729	46,404
PVA TePla AG(2)	680	18,386
QIAGEN NV(2)	3,502	160,917
Rational AG	74	49,084
Rheinmetall AG	418	106,246
RTL Group SA	47	2,266
RWE AG	4,494	190,758
SAF-Holland SE	1,689	21,084
Salzgitter AG	583	24,464
SAP SE, ADR	2,692	306,403
Sartorius AG, Preference Shares	245	104,068
Schaeffler AG, Preference Shares	4,079	29,728
Scout24 SE	760	41,653
Secunet Security Networks AG	55	13,377
SGL Carbon SE(2)	2,080	19,472
Siemens AG	4,345	662,142
Siemens Energy AG(2)	3,110	62,319
Siemens Healthineers AG	1,492	77,868
Siltronic AG	432	31,458
Sixt SE	346	46,776
Sixt SE, Preference Shares	398	32,233
Stabilus SE	666	45,021
Steico SE	77	4,477
STO SE & Co. KGaA, Preference Shares	45	7,128
STRATEC SE	85	6,913
Stroeer SE & Co. KGaA	604	33,843
Suedzucker AG	1,714	29,082
SUESS MicroTec SE	143	3,275
Symrise AG	665	67,943
Synlab AG	1,246	9,214
TAG Immobilien AG	2,539	20,191
TeamViewer AG(2)	3,705	59,727
Telefonica Deutschland Holding AG	28,077	85,170
thyssenkrupp AG	5,850	43,820
Traffic Systems SE	40	1,191
UmweltBank AG	260	3,338
Uniper SE	1,851	5,362
United Internet AG	1,451	31,709
91

Avantis International Equity Fund
	Shares	Value
VERBIO Vereinigte BioEnergie AG	803	$40,284
Villeroy & Boch AG, Preference Shares	155	3,254
Vitesco Technologies Group AG, Class A(2)	674	46,790
Volkswagen AG	355	63,069
Volkswagen AG, Preference Shares	1,800	245,026
Vonovia SE	7,918	199,130
Wacker Chemie AG	203	31,807
Wacker Neuson SE	447	9,474
Washtec AG	108	4,496
Wuestenrot & Wuerttembergische AG	218	3,960
Zalando SE(2)	1,282	50,793
		13,150,812
Hong Kong — 2.4%
AIA Group Ltd.	77,468	823,331
ASMPT Ltd.	9,100	77,645
Atlas Corp.(1)	4,940	75,878
AustAsia Group Ltd.(2)	2,080	1,081
Bank of East Asia Ltd.(1)	31,200	44,072
BOC Hong Kong Holdings Ltd.	44,000	148,911
Bright Smart Securities & Commodities Group Ltd.	14,000	2,625
Budweiser Brewing Co. APAC Ltd.	14,200	42,580
Cafe de Coral Holdings Ltd.	16,000	24,600
Chow Sang Sang Holdings International Ltd.	5,000	6,439
CITIC Telecom International Holdings Ltd.	25,000	9,110
CK Asset Holdings Ltd.	34,906	218,932
CK Hutchison Holdings Ltd.	22,500	134,353
CK Infrastructure Holdings Ltd.	11,500	60,661
CLP Holdings Ltd.	21,500	152,044
C-Mer Eye Care Holdings Ltd.(2)	16,000	9,412
Comba Telecom Systems Holdings Ltd.	18,000	3,191
Cowell e Holdings, Inc.(1)(2)	11,000	19,684
Dah Sing Banking Group Ltd.	16,800	13,636
Dah Sing Financial Holdings Ltd.	3,200	8,646
DFI Retail Group Holdings Ltd.(1)	2,300	7,412
E-Commodities Holdings Ltd.	82,000	14,322
Esprit Holdings Ltd.(1)(2)	5,100	481
ESR Group Ltd.	7,800	13,268
Fairwood Holdings Ltd.	2,000	3,151
Far East Consortium International Ltd.	16,500	3,848
First Pacific Co. Ltd.	24,000	8,048
Futu Holdings Ltd., ADR(1)(2)	705	34,693
Galaxy Entertainment Group Ltd.	8,000	53,261
Giordano International Ltd.	52,000	12,665
Guotai Junan International Holdings Ltd.	40,000	3,519
Haitong International Securities Group Ltd.(1)(2)	34,100	3,434
Hang Lung Group Ltd.	28,000	50,875
Hang Lung Properties Ltd.	49,000	94,505
Hang Seng Bank Ltd.	5,000	81,333
Henderson Land Development Co. Ltd.	19,000	66,693
HK Electric Investments & HK Electric Investments Ltd.(1)	28,500	18,224
HKT Trust & HKT Ltd.	41,000	53,304
92

Avantis International Equity Fund
	Shares	Value
Hong Kong & China Gas Co. Ltd.	52,332	$49,192
Hong Kong Exchanges & Clearing Ltd.	4,000	160,211
Hong Kong Technology Venture Co. Ltd.(1)	27,000	19,969
Hongkong & Shanghai Hotels Ltd.(2)	1,000	1,044
Hongkong Land Holdings Ltd.	17,800	81,427
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	3,416
Hysan Development Co. Ltd.	18,000	57,012
IGG, Inc.(2)	10,000	3,664
IRC Ltd.(1)(2)	202,000	3,063
Jardine Matheson Holdings Ltd.	2,600	128,881
Johnson Electric Holdings Ltd.	4,000	4,588
K Wah International Holdings Ltd.	11,000	3,800
Kerry Logistics Network Ltd.	728	1,203
Kerry Properties Ltd.	10,000	25,039
Luk Fook Holdings International Ltd.	12,000	38,309
Man Wah Holdings Ltd.	44,400	45,458
Melco Resorts & Entertainment Ltd., ADR(2)	2,192	28,014
MGM China Holdings Ltd.(1)(2)	800	976
Modern Dental Group Ltd.	6,000	2,257
MTR Corp. Ltd.	5,000	25,196
New World Development Co. Ltd.	29,000	78,943
NWS Holdings Ltd.	38,000	33,460
Oriental Watch Holdings(1)	24,828	13,292
Pacific Basin Shipping Ltd.	190,000	68,974
Pacific Century Premium Developments Ltd.(2)	2,268	111
Pacific Textiles Holdings Ltd.	12,000	4,022
PAX Global Technology Ltd.	25,000	21,863
PC Partner Group Ltd.	8,000	5,867
PCCW Ltd.	27,024	13,434
Perfect Medical Health Management Ltd.(1)	7,000	3,624
Power Assets Holdings Ltd.	10,000	53,488
Realord Group Holdings Ltd.(1)(2)	6,000	4,816
Sa Sa International Holdings Ltd.(2)	4,000	934
Sands China Ltd.(2)	3,600	12,494
Shangri-La Asia Ltd.(2)	10,000	9,565
Shun Tak Holdings Ltd.(2)	58,000	11,750
Singamas Container Holdings Ltd.	96,000	8,316
Sino Land Co. Ltd.(1)	55,659	71,374
SITC International Holdings Co. Ltd.	40,000	83,678
SJM Holdings Ltd.(1)(2)	17,500	8,817
Sun Hung Kai & Co. Ltd.	10,000	4,054
Sun Hung Kai Properties Ltd.	14,000	191,330
SUNeVision Holdings Ltd.	11,000	6,475
Swire Pacific Ltd., Class A	13,500	110,169
Swire Properties Ltd.	12,600	33,157
Techtronic Industries Co. Ltd.	5,500	54,776
Texhong International Group Ltd.	4,000	3,431
Texwinca Holdings Ltd.	4,000	673
Theme International Holdings Ltd.(1)(2)	80,000	8,158
United Energy Group Ltd.	212,000	19,458
United Laboratories International Holdings Ltd.	54,000	32,367
93

Avantis International Equity Fund
	Shares	Value
Value Partners Group Ltd.(1)	10,000	$3,598
Vitasoy International Holdings Ltd.	6,000	12,295
VTech Holdings Ltd.	6,400	35,160
WH Group Ltd.	264,423	153,875
Wharf Real Estate Investment Co. Ltd.	20,000	109,657
Wynn Macau Ltd.(2)	7,600	7,860
Xinyi Glass Holdings Ltd.	31,000	57,962
Yue Yuen Industrial Holdings Ltd.	30,000	44,385
		4,480,248
Ireland — 0.6%
AIB Group PLC	30,590	130,659
Bank of Ireland Group PLC	21,652	238,542
CRH PLC	6,618	310,870
Dalata Hotel Group PLC(2)	6,843	31,078
FBD Holdings PLC	510	7,337
Glanbia PLC	4,457	55,038
Glenveagh Properties PLC(2)	34,927	36,774
Kerry Group PLC, A Shares	888	85,021
Kingspan Group PLC	824	53,484
Origin Enterprises PLC	6,048	27,065
Smurfit Kappa Group PLC	4,274	159,449
Uniphar PLC	1,590	5,518
		1,140,835
Israel — 0.8%
AFI Properties Ltd.(2)	174	4,625
Africa Israel Residences Ltd.	154	5,684
Airport City Ltd.(2)	717	9,478
Alony Hetz Properties & Investments Ltd.	1,692	14,726
Amot Investments Ltd.	2,002	9,923
Ashtrom Group Ltd.	462	7,089
AudioCodes Ltd.	183	2,955
Azrieli Group Ltd.	181	10,158
Bank Hapoalim BM	13,673	114,364
Bank Leumi Le-Israel BM	11,663	90,674
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	41,655
Big Shopping Centers Ltd.(2)	98	8,500
Blue Square Real Estate Ltd.	143	7,177
Caesarstone Ltd.	67	390
Carasso Motors Ltd.	1,555	7,563
Cellcom Israel Ltd.(2)	2,364	9,498
Check Point Software Technologies Ltd.(2)	666	82,397
Clal Insurance Enterprises Holdings Ltd.(2)	1,225	17,566
Cognyte Software Ltd.(2)	134	496
CyberArk Software Ltd.(2)	144	20,847
Danel Adir Yeoshua Ltd.	47	3,541
Delek Automotive Systems Ltd.	1,513	15,282
Delek Group Ltd.(2)	167	15,611
Delta Galil Ltd.	164	6,659
Elbit Systems Ltd.	111	18,794
Elco Ltd.	83	3,058
Electra Consumer Products 1970 Ltd.	158	4,151
94

Avantis International Equity Fund
	Shares	Value
Electra Ltd.	28	$11,351
Energix-Renewable Energies Ltd.	281	773
Equital Ltd.(2)	507	11,978
Fattal Holdings 1998 Ltd.(2)	115	9,574
FIBI Holdings Ltd.	572	20,983
First International Bank of Israel Ltd.	813	28,788
FMS Enterprises Migun Ltd.	27	792
Fox Wizel Ltd.	130	10,325
G City Ltd.	640	2,226
Gav-Yam Lands Corp. Ltd.	433	3,093
Harel Insurance Investments & Financial Services Ltd.	2,182	18,372
Hilan Ltd.	298	12,044
ICL Group Ltd.	8,805	63,901
IDI Insurance Co. Ltd.	30	694
Inmode Ltd.(2)	996	35,169
Inrom Construction Industries Ltd.	1,146	3,817
Isracard Ltd.	4,656	16,498
Israel Corp. Ltd.	71	24,206
Israel Discount Bank Ltd., A Shares	14,278	67,727
Israel Land Development Co. Ltd.	808	7,510
Isras Investment Co. Ltd.	46	7,157
Ituran Location & Control Ltd.	393	8,780
Kamada Ltd.(2)	160	684
Kenon Holdings Ltd.	115	3,220
Kornit Digital Ltd.(2)	40	820
M Yochananof & Sons Ltd.	68	3,233
Matrix IT Ltd.	212	3,882
Mediterranean Towers Ltd.	327	623
Mega Or Holdings Ltd.	162	3,476
Melisron Ltd.	187	11,190
Menora Mivtachim Holdings Ltd.	483	9,287
Migdal Insurance & Financial Holdings Ltd.(2)	14,966	16,711
Mivne Real Estate KD Ltd.	3,933	10,167
Mizrahi Tefahot Bank Ltd.	1,929	57,363
Nano Dimension Ltd., ADR(1)(2)	1,645	4,836
Neto Malinda Trading Ltd.(2)	370	7,745
Nice Ltd., ADR(1)(2)	211	43,763
Nova Ltd.(2)	378	34,478
Novolog Ltd.	5,599	2,756
Oil Refineries Ltd.	70,860	21,381
One Software Technologies Ltd.	600	6,705
Partner Communications Co. Ltd.(2)	3,082	17,226
Paz Oil Co. Ltd.(2)	298	31,580
Phoenix Holdings Ltd.	2,948	28,153
Property & Building Corp. Ltd.(2)	45	2,217
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	14,829
Sapiens International Corp. NV	45	935
Scope Metals Group Ltd.(2)	181	5,976
Shapir Engineering & Industry Ltd.	1,813	11,965
Shikun & Binui Ltd.(2)	4,051	9,254
Shufersal Ltd.	3,883	20,048
95

Avantis International Equity Fund
	Shares	Value
Strauss Group Ltd.	509	$11,583
Summit Real Estate Holdings Ltd.	420	4,542
Taro Pharmaceutical Industries Ltd.(2)	51	1,541
Tel Aviv Stock Exchange Ltd.	917	4,485
Tera Light Ltd.(2)	69	78
Teva Pharmaceutical Industries Ltd., ADR(2)	7,311	72,452
Tower Semiconductor Ltd.(2)	396	16,199
Wix.com Ltd.(2)	297	26,887
YH Dimri Construction & Development Ltd.	124	6,342
ZIM Integrated Shipping Services Ltd.(1)	1,085	25,671
		1,452,902
Italy — 2.4%
A2A SpA	31,231	45,985
ACEA SpA	668	9,940
Amplifon SpA	1,006	29,089
Arnoldo Mondadori Editore SpA	2,193	4,244
Ascopiave SpA	1,761	5,033
Assicurazioni Generali SpA	6,628	131,098
Autogrill SpA(2)	2,820	20,022
Azimut Holding SpA	2,671	63,372
Banca Generali SpA	776	26,818
Banca IFIS SpA	489	8,027
Banca Mediolanum SpA	3,320	32,166
Banca Monte dei Paschi di Siena SpA(2)	6	16
Banca Popolare di Sondrio SpA	10,739	54,566
Banco BPM SpA	19,755	86,115
BFF Bank SpA	3,275	32,510
Biesse SpA	223	4,012
BPER Banca	24,612	69,910
Brembo SpA	1,664	26,237
Brunello Cucinelli SpA	1,155	97,301
Buzzi Unicem SpA	2,170	49,907
Carel Industries SpA	333	9,280
Cementir Holding NV	699	5,987
CIR SpA-Compagnie Industriali(2)	10,844	4,992
CNH Industrial NV	13,693	224,461
Credito Emiliano SpA	1,683	14,462
d'Amico International Shipping SA(2)	45,275	20,786
Danieli & C Officine Meccaniche SpA(1)	239	6,467
Danieli & C Officine Meccaniche SpA, Preference Shares	502	10,187
Davide Campari-Milano NV	2,453	27,463
De' Longhi SpA	340	8,473
DiaSorin SpA	42	5,063
Digital Bros SpA(1)	352	8,245
Digital Value SpA(2)	81	6,174
doValue SpA	489	3,572
Enav SpA	4,093	18,113
Enel SpA	34,142	191,522
Eni SpA, ADR	11,854	336,179
ERG SpA	1,547	44,490
Ferrari NV	870	225,718
96

Avantis International Equity Fund
	Shares	Value
Fila SpA	454	$3,600
Fincantieri SpA(2)	30,410	19,291
FinecoBank Banca Fineco SpA	7,515	129,863
Hera SpA	14,182	37,744
Infrastrutture Wireless Italiane SpA	943	10,379
Interpump Group SpA	205	11,253
Intesa Sanpaolo SpA	143,744	388,293
Iren SpA	25,168	43,564
Italgas SpA	1,495	8,492
Iveco Group NV(2)	7,727	72,944
Leonardo SpA	4,135	46,392
Maire Tecnimont SpA	6,298	25,388
Mediobanca Banca di Credito Finanziario SpA	7,391	78,873
MFE-MediaForEurope NV, Class A(1)	9,573	4,206
MFE-MediaForEurope NV, Class B(1)	7,657	5,540
Moncler SpA	1,518	92,531
Nexi SpA(2)	1,732	13,978
OVS SpA	9,129	24,826
Piaggio & C SpA	5,336	22,566
Poste Italiane SpA	7,286	78,563
Prysmian SpA	2,088	80,273
RAI Way SpA	2,481	14,153
Recordati Industria Chimica e Farmaceutica SpA	641	27,183
Reply SpA	152	18,242
Saipem SpA(1)(2)	4,992	7,993
Salvatore Ferragamo SpA(1)	1,517	28,841
Sanlorenzo SpA/Ameglia	180	8,223
Saras SpA(2)	21,050	31,842
Sesa SpA	216	27,859
Snam SpA	28,121	138,158
Stellantis NV	21,380	374,028
Technogym SpA	1,602	14,232
Telecom Italia SpA(1)(2)	49,767	16,250
Telecom Italia SpA, Preference Shares(2)	37,591	12,077
Tenaris SA, ADR	967	31,921
Terna - Rete Elettrica Nazionale	6,553	49,262
Tod's SpA(2)	309	11,721
UniCredit SpA	23,786	486,626
Unieuro SpA(1)	231	2,739
Unipol Gruppo SpA	5,271	27,883
Webuild SpA(1)	15,766	28,644
Zignago Vetro SpA	498	9,320
		4,533,758
Japan — 20.2%
77 Bank Ltd.(1)	1,600	28,505
A&D HOLON Holdings Co. Ltd.	200	2,056
ABC-Mart, Inc.(1)	300	14,780
Acom Co. Ltd.	1,400	3,444
ADEKA Corp.	1,300	21,094
Advantest Corp.(1)	1,700	134,757
Adventure, Inc.	200	14,275
97

Avantis International Equity Fund
	Shares	Value
Aeon Co. Ltd.(1)	4,400	$82,068
Aeon Delight Co. Ltd.(1)	200	4,363
AEON Financial Service Co. Ltd.(1)	3,500	33,227
Aeon Mall Co. Ltd.(1)	2,500	32,643
AGC, Inc.	3,800	140,587
Ai Holdings Corp.	100	1,660
Aica Kogyo Co. Ltd.	1,300	29,542
Aichi Financial Group, Inc.	666	12,298
Aida Engineering Ltd.	200	1,178
Aiful Corp.	3,700	10,109
Ain Holdings, Inc.	400	16,628
Air Water, Inc.	4,100	49,294
Aisan Industry Co. Ltd.	1,000	6,812
Aisin Corp.	2,300	63,028
Ajinomoto Co., Inc.	3,700	109,176
Akatsuki, Inc.	100	1,593
Alconix Corp.	100	998
Alfresa Holdings Corp.	2,800	33,815
Alpen Co. Ltd.	400	5,785
Alps Alpine Co. Ltd.(1)	3,200	30,396
Altech Corp.	300	5,553
Amada Co. Ltd.	6,300	57,331
Amano Corp.	1,300	24,041
Amvis Holdings, Inc.(1)	400	9,628
ANA Holdings, Inc.(2)	700	14,202
Anritsu Corp.	2,300	20,995
AOKI Holdings, Inc.	100	603
Aoyama Trading Co. Ltd.	1,700	12,074
Aozora Bank Ltd.(1)	2,800	54,225
Arata Corp.	400	11,862
Arcland Service Holdings Co. Ltd.(1)	600	9,716
Arclands Corp.(1)	900	9,531
Arcs Co. Ltd.(1)	1,400	22,284
Argo Graphics, Inc.	700	19,294
Arisawa Manufacturing Co. Ltd.	200	2,056
ARTERIA Networks Corp.	100	950
Aruhi Corp.	200	1,636
AS One Corp.	200	8,337
Asahi Co. Ltd.(1)	300	2,978
Asahi Diamond Industrial Co. Ltd.(1)	1,700	10,411
Asahi Group Holdings Ltd.	1,600	56,583
Asahi Intecc Co. Ltd.	1,400	23,836
Asahi Kasei Corp.	20,400	142,086
ASAHI YUKIZAI Corp.(1)	500	10,330
Asanuma Corp.	200	4,929
Asics Corp.	1,600	40,512
ASKA Pharmaceutical Holdings Co. Ltd.	500	4,174
ASKUL Corp.	1,100	13,906
Astellas Pharma, Inc.	12,600	176,936
Astena Holdings Co. Ltd.	1,500	4,716
Aucnet, Inc.	1,000	12,844
98

Avantis International Equity Fund
	Shares	Value
Autobacs Seven Co. Ltd.	500	$5,341
Avant Group Corp.	1,200	12,371
Awa Bank Ltd.	300	4,898
Axial Retailing, Inc.	600	15,279
Azbil Corp.(1)	800	20,805
AZ-Com Maruwa Holdings, Inc.(1)	400	5,235
Bandai Namco Holdings, Inc.	1,700	105,045
Bando Chemical Industries Ltd.	200	1,540
Bank of Iwate Ltd.	200	3,654
Bank of Kyoto Ltd.	900	42,965
Bank of Nagoya Ltd.	200	5,250
Bank of the Ryukyus Ltd.	900	7,470
Base Co. Ltd.	300	10,170
BayCurrent Consulting, Inc.	1,600	62,812
Belc Co. Ltd.(1)	400	15,766
Belluna Co. Ltd.(1)	800	4,078
Benefit One, Inc.(1)	1,800	27,596
Benesse Holdings, Inc.(1)	1,100	16,279
Bic Camera, Inc.(1)	2,200	18,842
BIPROGY, Inc.	1,200	26,591
BML, Inc.	800	18,594
Bridgestone Corp.	6,000	229,547
Brother Industries Ltd.	4,200	61,778
Bunka Shutter Co. Ltd.(1)	2,100	17,207
C Uyemura & Co. Ltd.	400	18,211
Calbee, Inc.(1)	1,300	25,777
Canon Marketing Japan, Inc.	400	8,840
Canon, Inc., ADR	2,778	59,644
Capcom Co. Ltd.	1,800	56,647
Carenet, Inc.	800	6,733
Casio Computer Co. Ltd.(1)	700	6,861
Cawachi Ltd.(1)	200	3,428
Celsys, Inc.(1)	900	4,354
Central Glass Co. Ltd.	1,000	24,574
Central Japan Railway Co.	800	89,820
Charm Care Corp. KK	1,000	8,121
Chiba Bank Ltd.	9,600	70,290
Chubu Electric Power Co., Inc.(1)	4,900	50,736
Chubu Shiryo Co. Ltd.	400	3,074
Chudenko Corp.(1)	200	3,167
Chugai Pharmaceutical Co. Ltd.	4,900	121,900
Chugin Financial Group, Inc.	3,300	23,150
Chugoku Electric Power Co., Inc.	2,100	10,328
Citizen Watch Co. Ltd.(1)	6,900	41,766
CKD Corp.	1,200	18,539
CMIC Holdings Co. Ltd.	400	5,282
CMK Corp.(1)	200	725
Coca-Cola Bottlers Japan Holdings, Inc.	3,400	35,791
COLOPL, Inc.	600	2,621
Colowide Co. Ltd.	1,200	16,930
Computer Engineering & Consulting Ltd.	300	3,239
99

Avantis International Equity Fund
	Shares	Value
COMSYS Holdings Corp.(1)	1,500	$27,288
Comture Corp.	200	3,271
Concordia Financial Group Ltd.	16,700	71,747
Cosmo Energy Holdings Co. Ltd.	2,400	71,738
Cosmos Pharmaceutical Corp.	300	27,499
Create Restaurants Holdings, Inc.(1)	2,400	17,403
Create SD Holdings Co. Ltd.	200	4,957
Credit Saison Co. Ltd.(1)	5,200	70,872
Creek & River Co. Ltd.(1)	500	8,091
CTI Engineering Co. Ltd.	200	5,112
CyberAgent, Inc.(1)	7,700	65,834
Cybozu, Inc.	700	13,721
Dai Nippon Printing Co. Ltd.	2,200	58,982
Daicel Corp.	5,200	36,104
Dai-Dan Co. Ltd.	200	3,497
Daido Steel Co. Ltd.(1)	500	19,642
Daifuku Co. Ltd.	1,000	54,534
Daihen Corp.	500	15,698
Daiho Corp.(1)	400	11,286
Daiichi Jitsugyo Co. Ltd.	200	7,785
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,496
Dai-ichi Life Holdings, Inc.	11,000	234,677
Daiichi Sankyo Co. Ltd.	5,900	185,828
Daiken Corp.(1)	600	9,755
Daikin Industries Ltd.	1,300	222,293
Daikokutenbussan Co. Ltd.	200	7,504
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	5,416
Daio Paper Corp.(1)	1,900	15,072
Daiseki Co. Ltd.(1)	660	19,829
Daishi Hokuetsu Financial Group, Inc.(1)	900	21,472
Daishinku Corp.(1)	1,400	7,600
Daito Pharmaceutical Co. Ltd.	200	3,614
Daito Trust Construction Co. Ltd.	1,200	113,038
Daiwa House Industry Co. Ltd.	3,900	90,017
Daiwa Securities Group, Inc.(1)	18,400	87,951
Daiwabo Holdings Co. Ltd.	1,000	15,454
DCM Holdings Co. Ltd.(1)	1,000	8,425
DeNA Co. Ltd.(1)	1,000	12,843
Denka Co. Ltd.	2,300	48,570
Denso Corp.	1,700	90,387
Dentsu Group, Inc.	1,900	60,930
Denyo Co. Ltd.	200	2,322
Descente Ltd.	900	26,288
Dexerials Corp.(1)	1,400	27,430
DIC Corp.	1,600	28,563
Digital Arts, Inc.	300	11,765
Digital Garage, Inc.	900	29,715
Dip Corp.(1)	300	7,751
Disco Corp.(1)	400	125,425
DMG Mori Co. Ltd.	2,700	43,431
Doshisha Co. Ltd.	400	5,377
100

Avantis International Equity Fund
	Shares	Value
Doutor Nichires Holdings Co. Ltd.(1)	300	$4,113
Dowa Holdings Co. Ltd.(1)	1,500	48,939
Dream Incubator, Inc.(2)	300	6,820
DTS Corp.	700	16,268
Duskin Co. Ltd.	1,000	22,766
DyDo Group Holdings, Inc.(1)	200	6,989
Eagle Industry Co. Ltd.	200	1,764
Earth Corp.	100	3,521
East Japan Railway Co.	1,700	85,857
Ebara Corp.	1,600	67,995
EDION Corp.(1)	2,400	23,227
E-Guardian, Inc.	400	6,938
Eiken Chemical Co. Ltd.	1,200	13,753
Eisai Co. Ltd.	2,800	151,236
Eizo Corp.	600	16,801
Electric Power Development Co. Ltd.(1)	5,300	84,472
en Japan, Inc.(1)	1,300	22,637
ENEOS Holdings, Inc.	48,500	166,737
Enigmo, Inc.	600	2,708
ESPEC Corp.	200	2,981
Exedy Corp.	1,200	15,921
EXEO Group, Inc.(1)	2,800	49,131
Ezaki Glico Co. Ltd.	900	22,597
Fancl Corp.	300	5,564
FANUC Corp.	600	101,983
Fast Retailing Co. Ltd.	900	177,674
FCC Co. Ltd.	1,500	16,443
Ferrotec Holdings Corp.	1,200	28,502
Fixstars Corp.	800	8,167
Food & Life Cos. Ltd.	800	20,245
Foster Electric Co. Ltd.	100	742
FP Corp.	1,300	32,951
France Bed Holdings Co. Ltd.	200	1,467
Fudo Tetra Corp.	100	1,213
Fuji Corp.	1,500	22,718
Fuji Electric Co. Ltd.	2,600	100,386
Fuji Kyuko Co. Ltd.	200	6,162
Fuji Media Holdings, Inc.	600	5,035
Fuji Seal International, Inc.	1,400	16,997
Fuji Soft, Inc.	200	11,795
Fujibo Holdings, Inc.	100	2,290
Fujicco Co. Ltd.	200	2,718
FUJIFILM Holdings Corp.	1,400	65,313
Fujikura Composites, Inc.	700	5,314
Fujikura Ltd.	8,100	57,428
Fujimi, Inc.(1)	200	9,587
Fujimori Kogyo Co. Ltd.	800	18,496
Fujitec Co. Ltd.(1)	600	13,872
Fujitsu Ltd.	1,700	218,328
Fujiya Co. Ltd.	300	5,326
Fukuda Corp.	200	6,489
101

Avantis International Equity Fund
	Shares	Value
Fukui Computer Holdings, Inc.	500	$10,261
Fukuoka Financial Group, Inc.(1)	3,300	73,667
Fukushima Galilei Co. Ltd.	200	6,386
Fukuyama Transporting Co. Ltd.	200	5,021
FULLCAST Holdings Co. Ltd.	700	12,968
Funai Soken Holdings, Inc.	800	16,604
Furukawa Co. Ltd.	300	3,056
Furukawa Electric Co. Ltd.	1,600	27,968
Furuno Electric Co. Ltd.	100	713
Furyu Corp.(1)	700	6,172
Fuso Chemical Co. Ltd.	600	16,346
Futaba Industrial Co. Ltd.	200	633
Future Corp.	600	7,738
Fuyo General Lease Co. Ltd.	500	34,443
G-7 Holdings, Inc.	200	2,110
GA Technologies Co. Ltd.(2)	800	6,428
Gakken Holdings Co. Ltd.	1,500	9,735
Genky DrugStores Co. Ltd.	200	5,956
Geo Holdings Corp.	500	5,940
Giken Ltd.	400	8,228
GLOBERIDE, Inc.	400	7,535
Glory Ltd.	1,100	22,377
GMO Financial Holdings, Inc.(1)	1,200	5,137
GMO internet group, Inc.	900	16,701
GMO Payment Gateway, Inc.	100	8,214
Goldcrest Co. Ltd.(1)	500	6,171
Goldwin, Inc.	600	52,148
Gree, Inc.	3,600	19,269
GS Yuasa Corp.(1)	800	14,417
G-Tekt Corp.(1)	900	9,405
GungHo Online Entertainment, Inc.	1,400	25,215
Gunma Bank Ltd.	8,300	31,154
Gunze Ltd.	400	13,103
H.U. Group Holdings, Inc.(1)	1,800	35,423
H2O Retailing Corp.(1)	3,200	32,618
Hachijuni Bank Ltd.	8,200	37,108
Hakuhodo DY Holdings, Inc.(1)	5,500	61,315
Hakuto Co. Ltd.(1)	400	14,983
Hamakyorex Co. Ltd.	200	4,633
Hamamatsu Photonics KK	1,300	63,792
Hankyu Hanshin Holdings, Inc.	3,700	105,291
Hanwa Co. Ltd.	1,300	37,823
Happinet Corp.(1)	600	8,087
Haseko Corp.	5,200	59,671
Hazama Ando Corp.	1,100	7,090
Heiwa Corp.	2,000	37,532
Heiwa Real Estate Co. Ltd.	1,100	30,252
Heiwado Co. Ltd.	1,000	15,653
Hikari Tsushin, Inc.	200	29,030
Hino Motors Ltd.(2)	5,000	20,334
Hirata Corp.	100	4,933
102

Avantis International Equity Fund
	Shares	Value
Hirogin Holdings, Inc.	6,800	$34,403
Hirose Electric Co. Ltd.	300	36,679
Hisamitsu Pharmaceutical Co., Inc.(1)	200	5,610
Hitachi Construction Machinery Co. Ltd.	1,900	42,493
Hitachi Ltd.	5,500	278,398
Hitachi Zosen Corp.	7,700	51,187
Hogy Medical Co. Ltd.	100	2,363
Hokkaido Electric Power Co., Inc.	5,900	20,431
Hokko Chemical Industry Co. Ltd.	200	1,231
Hokkoku Financial Holdings, Inc.	700	21,463
Hokuetsu Corp.(1)	3,800	22,874
Hokuetsu Industries Co. Ltd.	100	1,056
Hokuhoku Financial Group, Inc.	3,100	23,921
Hokuriku Electric Power Co.	2,600	10,338
Hokuto Corp.(1)	200	2,767
Honda Motor Co. Ltd., ADR	15,481	402,042
Hoosiers Holdings Co. Ltd.	200	1,241
Horiba Ltd.	900	47,986
Hoshizaki Corp.	600	21,270
Hosiden Corp.	800	9,793
Hosokawa Micron Corp.	200	4,048
House Foods Group, Inc.	600	11,895
Hoya Corp.	1,884	186,521
HS Holdings Co. Ltd.	200	1,741
Hulic Co. Ltd.	5,300	42,181
Hyakugo Bank Ltd.	3,700	11,386
Hyakujushi Bank Ltd.	200	2,946
Ibiden Co. Ltd.	2,400	82,324
Icom, Inc.	200	3,748
Idec Corp.(1)	800	19,171
Idemitsu Kosan Co. Ltd.	4,600	101,805
IDOM, Inc.(1)	900	5,597
IHI Corp.	4,100	106,472
Iida Group Holdings Co. Ltd.	1,100	18,280
Iino Kaiun Kaisha Ltd.(1)	3,000	23,866
Inaba Denki Sangyo Co. Ltd.(1)	600	12,406
Inabata & Co. Ltd.	400	7,885
Ines Corp.	100	1,033
I-Net Corp.	100	932
Infocom Corp.	800	14,103
Infomart Corp.	200	444
Information Services International-Dentsu Ltd.	400	13,827
INFRONEER Holdings, Inc.	3,584	27,173
INPEX Corp.	17,100	179,283
Insource Co. Ltd.	1,600	14,531
Intage Holdings, Inc.	600	6,443
Internet Initiative Japan, Inc.	2,000	40,062
I-PEX, Inc.	200	1,916
IPS, Inc.	400	7,328
IR Japan Holdings Ltd.	100	1,488
I'rom Group Co. Ltd.(1)	300	4,291
103

Avantis International Equity Fund
	Shares	Value
Iseki & Co. Ltd.	500	$4,366
Isetan Mitsukoshi Holdings Ltd.	3,400	34,730
Ishihara Sangyo Kaisha Ltd.(1)	900	7,075
Isuzu Motors Ltd.	9,800	117,193
Ito En Ltd.	500	16,839
ITOCHU Corp.(1)	9,400	280,972
Itochu Enex Co. Ltd.	1,900	15,503
Itochu Techno-Solutions Corp.(1)	1,400	31,155
Itoham Yonekyu Holdings, Inc.	2,600	13,632
IwaiCosmo Holdings, Inc.	100	1,022
Iwatani Corp.(1)	1,000	41,340
Iyogin Holdings, Inc.	4,300	25,613
Izumi Co. Ltd.(1)	500	10,929
J Front Retailing Co. Ltd.(1)	7,700	71,473
J Trust Co. Ltd.(1)	1,200	4,283
JAC Recruitment Co. Ltd.	300	5,325
Jaccs Co. Ltd.	900	29,309
JAFCO Group Co. Ltd.	2,100	33,970
Japan Airlines Co. Ltd.(2)	200	3,766
Japan Airport Terminal Co. Ltd.(2)	200	9,793
Japan Aviation Electronics Industry Ltd.	600	9,960
Japan Elevator Service Holdings Co. Ltd.	500	7,322
Japan Exchange Group, Inc.	5,300	79,047
Japan Lifeline Co. Ltd.	2,400	16,292
Japan Material Co. Ltd.	500	8,843
Japan Petroleum Exploration Co. Ltd.	700	25,221
Japan Post Bank Co. Ltd.(1)	3,700	31,963
Japan Post Holdings Co. Ltd.	18,400	163,561
Japan Post Insurance Co. Ltd.	3,400	59,032
Japan Pulp & Paper Co. Ltd.(1)	200	7,926
Japan Securities Finance Co. Ltd.	1,800	13,863
Japan Steel Works Ltd.	600	11,281
Japan Wool Textile Co. Ltd.	700	5,068
JCR Pharmaceuticals Co. Ltd.	1,100	11,852
JCU Corp.	200	4,695
JDC Corp.	200	821
Jeol Ltd.	800	24,902
JFE Holdings, Inc.	8,700	107,949
JGC Holdings Corp.	4,900	63,064
JINS Holdings, Inc.	100	2,618
JINUSHI Co. Ltd.	300	4,171
Joshin Denki Co. Ltd.(1)	300	4,486
Joyful Honda Co. Ltd.	900	11,476
JSB Co. Ltd.	200	5,861
JSR Corp.(1)	2,500	56,799
JTEKT Corp.	5,100	38,102
Juki Corp.(1)	1,000	4,714
Juroku Financial Group, Inc.	1,000	23,612
Justsystems Corp.	600	14,645
JVCKenwood Corp.(1)	4,600	13,571
Kadokawa Corp.(1)	400	7,967
104

Avantis International Equity Fund
	Shares	Value
Kajima Corp.	7,500	$89,633
Kakaku.com, Inc.(1)	1,800	26,812
Kameda Seika Co. Ltd.	100	3,091
Kamigumi Co. Ltd.	2,000	39,551
Kanamoto Co. Ltd.	1,300	21,640
Kandenko Co. Ltd.	2,300	15,091
Kaneka Corp.(1)	1,700	42,717
Kanematsu Corp.	2,600	31,154
Kanematsu Electronics Ltd.	200	9,088
Kansai Electric Power Co., Inc.	7,300	68,574
Kansai Paint Co. Ltd.	300	4,024
Kanto Denka Kogyo Co. Ltd.	1,200	8,911
Kao Corp.	3,300	122,932
Kasai Kogyo Co. Ltd.(2)	200	335
Kato Sangyo Co. Ltd.	700	18,493
Kawasaki Heavy Industries Ltd.(1)	4,400	96,149
Kawasaki Kisen Kaisha Ltd.(1)	1,800	43,107
KDDI Corp.	12,700	371,575
KeePer Technical Laboratory Co. Ltd.	300	8,602
Keihan Holdings Co. Ltd.	600	14,764
Keihanshin Building Co. Ltd.	300	2,652
Keikyu Corp.	2,100	19,571
Keio Corp.	800	27,874
Keisei Electric Railway Co. Ltd.	500	14,453
KEIWA, Inc.	400	4,816
Keiyo Bank Ltd.	1,500	7,133
Kewpie Corp.	1,900	30,708
Keyence Corp.	700	302,559
KFC Holdings Japan Ltd.	100	2,058
KH Neochem Co. Ltd.	1,200	22,539
Kikkoman Corp.	500	23,377
Kinden Corp.	2,300	25,824
Kintetsu Group Holdings Co. Ltd.	1,300	39,383
Kirin Holdings Co. Ltd.	5,600	83,824
Kissei Pharmaceutical Co. Ltd.(1)	400	7,193
Kitanotatsujin Corp.	200	494
Kitz Corp.	2,700	17,550
Kiyo Bank Ltd.	1,800	21,544
Koatsu Gas Kogyo Co. Ltd.	200	1,014
Kobe Bussan Co. Ltd.	1,200	32,804
Kobe Steel Ltd.	8,500	57,644
Koei Tecmo Holdings Co. Ltd.(1)	1,020	17,086
Kohnan Shoji Co. Ltd.(1)	1,100	25,591
Koito Manufacturing Co. Ltd.	1,000	16,806
Kojima Co. Ltd.(1)	1,100	4,508
Kokuyo Co. Ltd.	500	6,880
Komatsu Ltd.	5,300	126,805
KOMEDA Holdings Co. Ltd.(1)	800	13,819
Komeri Co. Ltd.	1,100	21,406
Komori Corp.	1,500	10,756
Konami Group Corp.(1)	1,100	48,518
105

Avantis International Equity Fund
	Shares	Value
Konica Minolta, Inc.(1)	10,200	$44,448
Konishi Co. Ltd.	400	5,460
Konoike Transport Co. Ltd.	400	4,396
Kose Corp.	200	22,611
Koshidaka Holdings Co. Ltd.	1,800	12,363
Kotobuki Spirits Co. Ltd.	100	6,428
KPP Group Holdings Co. Ltd.(1)	2,100	11,589
K's Holdings Corp.(1)	5,300	45,665
Kubota Corp.	4,700	70,941
Kumagai Gumi Co. Ltd.	900	18,383
Kumiai Chemical Industry Co. Ltd.	2,900	18,384
Kurabo Industries Ltd.(1)	200	3,822
Kuraray Co. Ltd.	7,000	62,786
Kureha Corp.(1)	500	30,982
Kurita Water Industries Ltd.(1)	1,800	81,324
Kusuri no Aoki Holdings Co. Ltd.	400	20,530
KYB Corp.	900	24,865
Kyocera Corp.	1,900	93,510
Kyokuto Kaihatsu Kogyo Co. Ltd.(1)	400	4,297
Kyokuyo Co. Ltd.	200	5,359
Kyowa Kirin Co. Ltd.	1,500	32,101
Kyudenko Corp.	700	17,681
Kyushu Electric Power Co., Inc.	11,100	58,935
Kyushu Financial Group, Inc.(1)	2,500	9,528
Kyushu Railway Co.	1,100	24,068
Lasertec Corp.	300	48,779
Lawson, Inc.(1)	1,100	43,262
LEC, Inc.(1)	400	2,780
Lintec Corp.	500	8,194
Lion Corp.	2,400	25,892
LITALICO, Inc.	500	9,433
Lixil Corp.	4,200	66,957
M&A Capital Partners Co. Ltd.(2)	100	2,891
M3, Inc.	3,100	73,926
Mabuchi Motor Co. Ltd.	600	16,612
Makino Milling Machine Co. Ltd.	600	21,726
Makita Corp.	800	19,564
Mani, Inc.(1)	200	2,716
MarkLines Co. Ltd.	400	7,682
Marubeni Corp.	12,600	160,852
Marudai Food Co. Ltd.(1)	200	2,231
Maruha Nichiro Corp.(1)	1,300	23,143
Marui Group Co. Ltd.(1)	3,500	53,306
Maruichi Steel Tube Ltd.	600	13,036
MARUKA FURUSATO Corp.	500	10,559
Marusan Securities Co. Ltd.(1)	1,100	3,522
Maruwa Co. Ltd.	300	38,573
Maruzen Showa Unyu Co. Ltd.	200	4,582
Matsui Securities Co. Ltd.(1)	1,500	8,930
MatsukiyoCocokara & Co.	600	27,883
Maxell Ltd.	1,400	14,933
106

Avantis International Equity Fund
	Shares	Value
Mazda Motor Corp.	16,100	$144,047
McDonald's Holdings Co. Japan Ltd.	700	27,711
Mebuki Financial Group, Inc.	20,300	54,570
Media Do Co. Ltd.(2)	200	2,190
Medipal Holdings Corp.	3,000	39,319
MedPeer, Inc.(2)	200	1,845
Megmilk Snow Brand Co. Ltd.	1,500	19,463
Meidensha Corp.(1)	1,100	15,849
MEIJI Holdings Co. Ltd.	2,200	100,751
Meiko Electronics Co. Ltd.(1)	400	8,121
Meitec Corp.	1,500	26,868
Menicon Co. Ltd.(1)	1,100	23,568
Mercari, Inc.(2)	600	10,635
Micronics Japan Co. Ltd.	1,300	12,522
Milbon Co. Ltd.	100	4,192
Mimasu Semiconductor Industry Co. Ltd.	600	11,415
MINEBEA MITSUMI, Inc.(1)	6,400	110,918
MIRAIT ONE Corp.	2,300	25,737
Mirarth Holdings, Inc.(1)	1,500	4,173
Miroku Jyoho Service Co. Ltd.	200	2,624
MISUMI Group, Inc.	2,600	61,827
Mitsuba Corp.	200	758
Mitsubishi Chemical Group Corp.	19,600	114,167
Mitsubishi Corp.	11,500	390,667
Mitsubishi Electric Corp.	11,800	132,599
Mitsubishi Estate Co. Ltd.	6,200	77,067
Mitsubishi Gas Chemical Co., Inc.	2,300	32,583
Mitsubishi HC Capital, Inc.	16,930	88,384
Mitsubishi Heavy Industries Ltd.	5,500	202,673
Mitsubishi Logisnext Co. Ltd.	400	2,367
Mitsubishi Logistics Corp.	1,000	23,201
Mitsubishi Materials Corp.	1,800	28,021
Mitsubishi Motors Corp.(1)(2)	5,700	22,478
Mitsubishi Research Institute, Inc.	400	15,222
Mitsubishi Shokuhin Co. Ltd.	400	9,522
Mitsubishi UFJ Financial Group, Inc., ADR	57,383	409,141
Mitsuboshi Belting Ltd.(1)	1,000	29,153
Mitsui & Co. Ltd.	14,700	412,568
Mitsui Chemicals, Inc.	3,900	94,088
Mitsui DM Sugar Holdings Co. Ltd.	100	1,529
Mitsui Fudosan Co. Ltd.	5,800	110,540
Mitsui High-Tec, Inc.	300	15,449
Mitsui Matsushima Holdings Co. Ltd.(1)	500	13,964
Mitsui Mining & Smelting Co. Ltd.(1)	1,800	44,414
Mitsui OSK Lines Ltd.(1)	4,100	107,092
Mitsui-Soko Holdings Co. Ltd.	1,000	28,955
Mitsuuroko Group Holdings Co. Ltd.	400	3,835
Miura Co. Ltd.	1,300	31,370
Mixi, Inc.	300	5,896
Miyazaki Bank Ltd.	300	5,984
Mizuho Financial Group, Inc., ADR(1)	95,570	301,046
107

Avantis International Equity Fund
	Shares	Value
Mizuho Leasing Co. Ltd.	800	$21,527
Mizuho Medy Co. Ltd.(1)	300	5,510
Mizuno Corp.(1)	400	9,242
Mochida Pharmaceutical Co. Ltd.	100	2,495
Modec, Inc.(2)	900	9,955
Monex Group, Inc.(1)	3,700	13,557
Monogatari Corp.	1,200	22,154
MonotaRO Co. Ltd.	2,100	28,563
Morinaga & Co. Ltd.	700	20,190
Morinaga Milk Industry Co. Ltd.	1,000	33,921
Moriroku Holdings Co. Ltd.(1)	400	5,440
Morita Holdings Corp.	600	5,360
MOS Food Services, Inc.(1)	800	18,120
MrMax Holdings Ltd.	400	1,903
MS&AD Insurance Group Holdings, Inc.	5,400	176,710
m-up Holdings, Inc.(1)	900	6,990
Murata Manufacturing Co. Ltd.	4,400	235,520
Musashi Seimitsu Industry Co. Ltd.(1)	700	9,038
Musashino Bank Ltd.(1)	400	7,450
Nabtesco Corp.	2,200	56,858
Nachi-Fujikoshi Corp.	500	14,456
Nagase & Co. Ltd.(1)	1,100	16,342
Nagoya Railroad Co. Ltd.	1,500	22,767
Nakanishi, Inc.	1,100	22,771
Nankai Electric Railway Co. Ltd.	1,100	22,303
Nanto Bank Ltd.(1)	500	9,881
NEC Corp.	3,300	118,101
Nexon Co. Ltd.	1,200	26,031
NGK Insulators Ltd.	5,200	69,024
NGK Spark Plug Co. Ltd.(1)	2,100	42,229
NH Foods Ltd.	1,500	41,418
NHK Spring Co. Ltd.	4,400	29,304
Nichias Corp.	1,500	29,579
Nichicon Corp.(1)	1,400	13,870
Nichiha Corp.	1,300	25,111
Nichirei Corp.	2,700	53,304
Nichireki Co. Ltd.	100	1,088
Nidec Corp.	1,423	72,216
Nifco, Inc.	1,200	31,636
Nihon Dempa Kogyo Co. Ltd.(1)	1,000	10,245
Nihon Flush Co. Ltd.(1)	400	2,747
Nihon Kohden Corp.	1,300	32,566
Nihon M&A Center Holdings, Inc.(1)	3,600	30,015
Nihon Parkerizing Co. Ltd.	2,300	17,203
Nihon Plast Co. Ltd.	200	604
Nikkon Holdings Co. Ltd.	1,400	25,467
Nikon Corp.	3,800	37,638
Nintendo Co. Ltd.	6,600	247,085
Nippn Corp.	1,400	16,645
Nippon Carbon Co. Ltd.	400	12,236
Nippon Chemi-Con Corp.(2)	500	8,011
108

Avantis International Equity Fund
	Shares	Value
Nippon Coke & Engineering Co. Ltd.(1)	7,500	$4,733
Nippon Denko Co. Ltd.	2,400	6,562
Nippon Densetsu Kogyo Co. Ltd.	2,100	23,483
Nippon Electric Glass Co. Ltd.	1,600	29,779
NIPPON EXPRESS HOLDINGS, Inc.	1,800	100,413
Nippon Gas Co. Ltd.(1)	600	8,382
Nippon Kayaku Co. Ltd.(1)	2,500	21,954
Nippon Koei Co. Ltd.	600	14,493
Nippon Light Metal Holdings Co. Ltd.	1,160	12,640
Nippon Paint Holdings Co. Ltd.	2,500	21,846
Nippon Paper Industries Co. Ltd.	3,100	24,793
Nippon Parking Development Co. Ltd.	3,300	6,224
Nippon Pillar Packing Co. Ltd.	600	15,175
Nippon Road Co. Ltd.	200	10,305
Nippon Sanso Holdings Corp.	1,100	19,611
Nippon Seiki Co. Ltd.	400	2,612
Nippon Sheet Glass Co. Ltd.(1)(2)	3,200	16,502
Nippon Shinyaku Co. Ltd.	500	22,392
Nippon Shokubai Co. Ltd.	800	33,204
Nippon Signal Company Ltd.	100	760
Nippon Soda Co. Ltd.	700	23,745
Nippon Steel Corp.	11,200	250,295
Nippon Steel Trading Corp.	200	13,610
Nippon Telegraph & Telephone Corp.	9,400	272,382
Nippon Television Holdings, Inc.	800	6,585
Nippon Thompson Co. Ltd.	2,500	10,848
Nippon Yakin Kogyo Co. Ltd.	200	6,414
Nippon Yusen KK(1)	8,400	218,341
Nipro Corp.(1)	5,600	42,593
Nishimatsu Construction Co. Ltd.(1)	300	8,015
Nishimatsuya Chain Co. Ltd.(1)	800	9,203
Nishi-Nippon Financial Holdings, Inc.	3,400	28,994
Nishi-Nippon Railroad Co. Ltd.(1)	1,400	24,401
Nishio Rent All Co. Ltd.	800	18,708
Nissan Chemical Corp.	1,100	48,305
Nissan Motor Co. Ltd.	23,000	89,295
Nissan Shatai Co. Ltd.	1,400	8,644
Nissha Co. Ltd.	700	9,312
Nisshin Oillio Group Ltd.	300	7,336
Nisshin Seifun Group, Inc.	1,800	20,799
Nisshinbo Holdings, Inc.	3,200	23,743
Nissin Electric Co. Ltd.	2,600	32,360
Nissin Foods Holdings Co. Ltd.	300	24,984
Nissui Corp.	8,300	33,267
Nitori Holdings Co. Ltd.	600	67,804
Nittetsu Mining Co. Ltd.	400	10,774
Nitto Denko Corp.	2,000	120,411
Nitto Kogyo Corp.(1)	400	7,782
Nittoc Construction Co. Ltd.	200	1,423
Noevir Holdings Co. Ltd.	100	3,968
NOF Corp.	600	25,523
109

Avantis International Equity Fund
	Shares	Value
Nohmi Bosai Ltd.	800	$9,685
Nojima Corp.	2,400	23,888
NOK Corp.(1)	1,200	11,767
Nomura Co. Ltd.	100	654
Nomura Micro Science Co. Ltd.	200	6,582
Noritake Co. Ltd.	100	3,326
Noritz Corp.	300	3,627
North Pacific Bank Ltd.(1)	8,100	18,857
NS Solutions Corp.	200	5,212
NS United Kaiun Kaisha Ltd.(1)	400	12,971
NSD Co. Ltd.(1)	1,500	25,884
NSK Ltd.(1)	4,700	26,033
NTN Corp.(1)	4,600	11,377
NTT Data Corp.	6,600	91,573
Obayashi Corp.	14,900	110,216
Obic Co. Ltd.	100	14,651
Odakyu Electric Railway Co. Ltd.(1)	700	8,486
Ogaki Kyoritsu Bank Ltd.	400	5,905
Oiles Corp.	400	4,839
Oisix ra daichi, Inc.(2)	300	5,254
Oji Holdings Corp.	15,300	62,082
Okamoto Machine Tool Works Ltd.	200	7,782
Okamura Corp.	1,600	16,111
Okasan Securities Group, Inc.(1)	4,600	14,761
Oki Electric Industry Co. Ltd.	1,000	5,218
Okinawa Cellular Telephone Co.	600	14,102
Okinawa Electric Power Co., Inc.	915	6,920
Okinawa Financial Group, Inc.	400	7,018
OKUMA Corp.(1)	400	16,103
Okumura Corp.	500	12,061
Okura Industrial Co. Ltd.	400	5,841
Okuwa Co. Ltd.	100	642
Olympus Corp.	9,000	151,611
Omron Corp.	700	37,578
Ono Pharmaceutical Co. Ltd.	3,200	65,177
Onward Holdings Co. Ltd.(1)	1,000	2,503
Open House Group Co. Ltd.	600	21,595
Optim Corp.(2)	200	1,437
Oracle Corp. Japan	400	27,253
Organo Corp.	1,200	29,941
Orient Corp.(1)	1,540	13,208
Oriental Land Co. Ltd.	500	79,842
Oriental Shiraishi Corp.	1,400	3,352
ORIX Corp., ADR	2,513	224,612
Osaka Gas Co. Ltd.	800	12,995
Osaka Organic Chemical Industry Ltd.	200	2,938
Osaka Soda Co. Ltd.	600	18,964
OSAKA Titanium Technologies Co. Ltd.(1)	1,400	28,092
OSG Corp.	1,800	25,643
Otsuka Corp.	700	23,597
Otsuka Holdings Co. Ltd.	2,100	63,621
110

Avantis International Equity Fund
	Shares	Value
Outsourcing, Inc.	1,100	$10,658
Pacific Industrial Co. Ltd.(1)	2,500	21,346
Pack Corp.	100	2,204
PALTAC Corp.	200	7,274
Pan Pacific International Holdings Corp.	4,300	78,599
Panasonic Holdings Corp.	18,800	164,162
Paramount Bed Holdings Co. Ltd.	1,200	20,989
Park24 Co. Ltd.(2)	1,700	24,908
Pasona Group, Inc.	800	11,228
Pegasus Sewing Machine Manufacturing Co. Ltd.	1,200	5,968
Penta-Ocean Construction Co. Ltd.(1)	4,700	22,399
Persol Holdings Co. Ltd.	3,300	66,094
Pigeon Corp.	1,600	24,681
Pilot Corp.	700	22,496
Piolax, Inc.	700	10,329
Pola Orbis Holdings, Inc.	300	3,830
Pole To Win Holdings, Inc.	100	632
Premium Group Co. Ltd.	600	7,048
Press Kogyo Co. Ltd.	2,300	8,106
Prestige International, Inc.	2,200	10,241
Prima Meat Packers Ltd.(1)	500	7,861
Quick Co. Ltd.	600	8,016
Raccoon Holdings, Inc.(1)	300	2,397
Raito Kogyo Co. Ltd.	1,300	18,683
Raiznext Corp.(1)	700	7,084
Rakus Co. Ltd.	400	4,979
Rakuten Group, Inc.	11,100	54,714
Rasa Industries Ltd.	500	8,099
Recruit Holdings Co. Ltd.	8,400	225,253
Relia, Inc.	500	5,352
Relo Group, Inc.(1)	2,000	31,940
Renesas Electronics Corp.(2)	5,700	73,630
Rengo Co. Ltd.(1)	7,000	45,483
Resona Holdings, Inc.(1)	27,684	152,480
Resonac Holdings Corp.	3,600	59,121
Resorttrust, Inc.	2,100	32,832
Restar Holdings Corp.(1)	500	8,517
Retail Partners Co. Ltd.(1)	500	4,714
Ricoh Co. Ltd.	7,400	57,490
Ricoh Leasing Co. Ltd.(1)	400	11,821
Riken Keiki Co. Ltd.	400	14,779
Riken Vitamin Co. Ltd.	500	7,623
Rinnai Corp.	300	21,043
Riso Kyoiku Co. Ltd.(1)	1,600	3,937
Rohm Co. Ltd.	1,000	77,013
Rohto Pharmaceutical Co. Ltd.	3,800	69,080
Roland DG Corp.	300	6,994
Rorze Corp.	100	7,783
Round One Corp.	8,500	32,291
RS Technologies Co. Ltd.	400	10,093
Ryobi Ltd.	1,200	13,357
111

Avantis International Equity Fund
	Shares	Value
Ryohin Keikaku Co. Ltd.(1)	2,100	$21,141
Ryosan Co. Ltd.(1)	200	4,553
S Foods, Inc.	200	4,093
Sakai Chemical Industry Co. Ltd.(1)	800	10,671
Sakai Moving Service Co. Ltd.	100	3,286
Sakata INX Corp.	900	6,833
Sala Corp.	2,000	10,734
San-A Co. Ltd.	100	3,082
San-Ai Obbli Co. Ltd.	2,000	20,505
Sangetsu Corp.	1,100	19,978
San-In Godo Bank Ltd.	3,800	23,673
Sanki Engineering Co. Ltd.	700	7,854
Sankyo Co. Ltd.	800	32,603
Sankyu, Inc.	1,600	58,865
Sanoh Industrial Co. Ltd.	100	518
Sansan, Inc.(2)	700	7,923
Santen Pharmaceutical Co. Ltd.	8,300	63,364
Sanwa Holdings Corp.	5,400	56,922
Sanyo Chemical Industries Ltd.	100	3,153
Sanyo Denki Co. Ltd.	200	8,307
Sanyo Special Steel Co. Ltd.(1)	800	15,404
Sapporo Holdings Ltd.	1,700	39,946
Sato Holdings Corp.	500	8,300
Sawai Group Holdings Co. Ltd.	500	13,844
SB Technology Corp.(1)	200	2,952
SBI Holdings, Inc.(1)	2,800	60,355
SBI Shinsei Bank Ltd.	1,000	18,205
SBS Holdings, Inc.	100	2,350
SCREEN Holdings Co. Ltd.(1)	1,000	79,810
Scroll Corp.(1)	1,200	7,171
SCSK Corp.	1,800	26,118
Secom Co. Ltd.	1,500	87,232
Sega Sammy Holdings, Inc.	1,700	29,064
Seibu Holdings, Inc.	2,600	26,172
Seikagaku Corp.	700	4,241
Seikitokyu Kogyo Co. Ltd.(1)	200	1,223
Seiko Epson Corp.	6,500	89,620
Seiko Group Corp.	900	19,068
Seino Holdings Co. Ltd.	2,500	25,806
Seiren Co. Ltd.(1)	400	7,030
Sekisui Chemical Co. Ltd.	6,400	85,800
Sekisui House Ltd.	2,500	47,333
Sekisui Jushi Corp.	100	1,451
Senko Group Holdings Co. Ltd.	4,000	28,301
Senshu Electric Co. Ltd.	400	10,579
Senshu Ikeda Holdings, Inc.	7,300	14,096
Septeni Holdings Co. Ltd.(1)	1,000	2,457
Seria Co. Ltd.	1,100	21,342
Seven & i Holdings Co. Ltd.(1)	5,700	254,828
Seven Bank Ltd.(1)	14,000	28,164
SG Holdings Co. Ltd.	3,800	54,790
112

Avantis International Equity Fund
	Shares	Value
Sharp Corp.(1)	3,900	$26,908
Shibaura Mechatronics Corp.	200	21,393
Shibuya Corp.	100	1,760
SHIFT, Inc.(2)	100	16,556
Shiga Bank Ltd.	600	12,823
Shikoku Bank Ltd.	200	1,420
Shikoku Electric Power Co., Inc.	900	4,824
Shikoku Kasei Holdings Corp.	100	936
Shimadzu Corp.	1,100	31,767
Shimamura Co. Ltd.	400	37,368
Shimano, Inc.	600	93,300
Shimizu Corp.	12,800	69,093
Shin Nippon Biomedical Laboratories Ltd.(1)	600	12,434
Shin-Etsu Chemical Co. Ltd.	3,200	443,619
Shin-Etsu Polymer Co. Ltd.	200	1,987
Shinko Electric Industries Co. Ltd.(1)	1,000	27,432
Shinmaywa Industries Ltd.	1,900	15,680
Shionogi & Co. Ltd.	1,100	48,732
Ship Healthcare Holdings, Inc.(1)	1,000	18,049
Shiseido Co. Ltd.	2,000	92,155
Shizuoka Financial Group, Inc.	4,700	37,555
SHO-BOND Holdings Co. Ltd.	500	19,722
Shoei Co. Ltd.	800	31,722
Showa Sangyo Co. Ltd.	200	3,783
SIGMAXYZ Holdings, Inc.(1)	900	7,364
Siix Corp.	300	3,282
Sinanen Holdings Co. Ltd.	200	5,118
Sinfonia Technology Co. Ltd.	300	3,662
Sinko Industries Ltd.	200	2,315
Sintokogio Ltd.	200	1,130
SKY Perfect JSAT Holdings, Inc.(1)	5,600	21,254
Skylark Holdings Co. Ltd.(2)	2,200	25,750
SMC Corp.	153	77,771
SMS Co. Ltd.	1,300	31,131
Snow Peak, Inc.(1)	400	6,479
Sodick Co. Ltd.	2,100	11,792
Softbank Corp.(1)	16,500	186,136
SoftBank Group Corp.	3,600	145,589
Sohgo Security Services Co. Ltd.	1,700	44,620
Sojitz Corp.	5,940	114,035
Solasto Corp.	100	498
Sompo Holdings, Inc.	5,000	214,655
Sony Group Corp., ADR	6,126	512,011
Sotetsu Holdings, Inc.	1,300	22,113
Sparx Group Co. Ltd.(1)	420	4,924
S-Pool, Inc.(1)	1,600	7,558
Square Enix Holdings Co. Ltd.	1,100	49,032
Stanley Electric Co. Ltd.	1,700	35,451
Star Micronics Co. Ltd.	2,100	26,638
Starts Corp., Inc.	1,000	18,879
Starzen Co. Ltd.	200	3,222
113

Avantis International Equity Fund
	Shares	Value
Stella Chemifa Corp.	200	$3,759
Strike Co. Ltd.	400	11,137
Subaru Corp.	10,800	173,029
Sugi Holdings Co. Ltd.(1)	600	25,116
SUMCO Corp.	8,800	121,426
Sumida Corp.	1,500	17,937
Sumitomo Bakelite Co. Ltd.	500	17,462
Sumitomo Chemical Co. Ltd.(1)	26,800	93,907
Sumitomo Corp.	13,900	236,895
Sumitomo Densetsu Co. Ltd.	900	16,025
Sumitomo Electric Industries Ltd.	5,600	68,913
Sumitomo Forestry Co. Ltd.	1,100	21,108
Sumitomo Heavy Industries Ltd.	2,500	58,858
Sumitomo Metal Mining Co. Ltd.	1,800	67,005
Sumitomo Mitsui Construction Co. Ltd.	6,400	20,058
Sumitomo Mitsui Financial Group, Inc., ADR(1)	51,364	448,408
Sumitomo Mitsui Trust Holdings, Inc.	4,200	155,610
Sumitomo Osaka Cement Co. Ltd.(1)	1,000	27,935
Sumitomo Pharma Co. Ltd.	800	5,009
Sumitomo Realty & Development Co. Ltd.	4,200	99,154
Sumitomo Rubber Industries Ltd.	3,200	28,811
Sumitomo Seika Chemicals Co. Ltd.	200	6,433
Sumitomo Warehouse Co. Ltd.(1)	1,300	20,325
Sun Frontier Fudousan Co. Ltd.	1,500	13,608
Sundrug Co. Ltd.	1,900	51,442
Suntory Beverage & Food Ltd.	2,000	70,158
Suruga Bank Ltd.(1)	2,600	8,173
Suzuken Co. Ltd.	1,000	25,253
Suzuki Motor Corp.	2,400	84,219
SWCC Showa Holdings Co. Ltd.	1,100	15,331
SymBio Pharmaceuticals Ltd.(1)(2)	1,000	3,486
Sysmex Corp.	1,200	71,881
Systena Corp.	2,000	4,702
Syuppin Co. Ltd.	600	3,976
T Hasegawa Co. Ltd.(1)	200	4,310
T&D Holdings, Inc.	4,700	71,178
Tachi-S Co. Ltd.	1,000	9,147
Tadano Ltd.	2,200	16,745
Taihei Dengyo Kaisha Ltd.	500	14,253
Taiheiyo Cement Corp.	3,200	58,834
Taikisha Ltd.	200	5,263
Taisei Corp.	4,000	130,413
Taisho Pharmaceutical Holdings Co. Ltd.(1)	400	15,769
Taiyo Holdings Co. Ltd.(1)	600	10,417
Taiyo Yuden Co. Ltd.(1)	1,800	54,508
Takamatsu Construction Group Co. Ltd.	100	1,473
Takara Bio, Inc.(1)	1,000	12,738
Takara Standard Co. Ltd.	1,200	12,680
Takasago International Corp.	400	7,448
Takasago Thermal Engineering Co. Ltd.	1,500	23,069
Takashimaya Co. Ltd.(1)	1,900	26,461
114

Avantis International Equity Fund
	Shares	Value
Takeda Pharmaceutical Co. Ltd., ADR	11,069	$169,909
Takuma Co. Ltd.	500	5,035
Tama Home Co. Ltd.(1)	500	12,470
Tanseisha Co. Ltd.	800	4,182
Tatsuta Electric Wire & Cable Co. Ltd.	200	1,045
TBS Holdings, Inc.	600	7,882
TDK Corp.	6,300	210,933
TechMatrix Corp.	400	4,341
TechnoPro Holdings, Inc.	1,500	38,061
Teijin Ltd.	5,000	51,953
Teikoku Electric Manufacturing Co. Ltd.	400	7,837
Teikoku Sen-I Co. Ltd.	200	2,383
Terumo Corp.	1,900	51,078
T-Gaia Corp.	100	1,204
THK Co. Ltd.	2,000	44,791
TIS, Inc.	2,400	59,578
TKC Corp.	600	16,187
Toa Corp.(1)	300	5,846
Toagosei Co. Ltd.	1,300	11,963
Tobu Railway Co. Ltd.	4,000	89,304
Tocalo Co. Ltd.	1,600	14,832
Toda Corp.(1)	4,500	23,453
Toho Bank Ltd.(1)	3,300	5,867
Toho Co. Ltd.(1)	700	24,367
Toho Gas Co. Ltd.	100	1,876
Toho Holdings Co. Ltd.	1,300	21,021
Toho Titanium Co. Ltd.(1)	600	8,713
Toho Zinc Co. Ltd.(1)	200	3,132
Tohoku Electric Power Co., Inc.	7,900	37,602
Tokai Carbon Co. Ltd.	4,300	41,986
Tokai Corp.	200	2,800
TOKAI Holdings Corp.(1)	2,800	18,033
Tokai Rika Co. Ltd.(1)	500	5,730
Tokai Tokyo Financial Holdings, Inc.	4,500	12,590
Token Corp.	100	5,679
Tokio Marine Holdings, Inc.	14,400	305,721
Tokushu Tokai Paper Co. Ltd.	100	2,220
Tokuyama Corp.(1)	2,300	36,665
Tokyo Century Corp.	1,100	36,790
Tokyo Electric Power Co. Holdings, Inc.(2)	30,700	101,719
Tokyo Electron Device Ltd.	200	11,910
Tokyo Electron Ltd.	1,000	343,102
Tokyo Gas Co. Ltd.	3,300	63,649
Tokyo Kiraboshi Financial Group, Inc.	1,100	23,490
Tokyo Ohka Kogyo Co. Ltd.	500	26,392
Tokyo Seimitsu Co. Ltd.(1)	1,000	36,508
Tokyo Steel Manufacturing Co. Ltd.(1)	1,600	17,684
Tokyo Tatemono Co. Ltd.	4,700	57,556
Tokyotokeiba Co. Ltd.	400	11,099
Tokyu Construction Co. Ltd.	2,800	14,221
Tokyu Corp.	4,700	56,621
115

Avantis International Equity Fund
	Shares	Value
Tokyu Fudosan Holdings Corp.	5,600	$27,051
TOMONY Holdings, Inc.	5,200	15,044
Tomy Co. Ltd.	2,800	27,363
Topcon Corp.	2,400	31,566
Toppan, Inc.	3,700	66,912
Topre Corp.(1)	1,100	9,662
Toray Industries, Inc.	23,200	132,830
Toridoll Holdings Corp.(1)	1,300	26,015
Torii Pharmaceutical Co. Ltd.	100	2,305
Tosei Corp.	500	5,411
Toshiba Corp.	2,300	71,180
Toshiba TEC Corp.	400	11,166
Tosoh Corp.	6,900	93,903
Totetsu Kogyo Co. Ltd.(1)	300	6,041
TOTO Ltd.	1,100	36,760
Towa Bank Ltd.	200	899
Towa Corp.(1)	500	6,984
Towa Pharmaceutical Co. Ltd.(1)	600	8,433
Toyo Construction Co. Ltd.	2,000	13,020
Toyo Engineering Corp.(2)	1,000	4,308
Toyo Gosei Co. Ltd.	100	6,732
Toyo Ink SC Holdings Co. Ltd.	200	2,841
Toyo Kanetsu KK(1)	200	4,038
Toyo Seikan Group Holdings Ltd.	3,300	42,942
Toyo Suisan Kaisha Ltd.	700	28,319
Toyo Tanso Co. Ltd.	400	13,139
Toyo Tire Corp.	2,100	24,859
Toyobo Co. Ltd.(1)	3,000	23,599
Toyoda Gosei Co. Ltd.	2,300	37,466
Toyota Boshoku Corp.	1,500	23,334
Toyota Industries Corp.	1,200	70,404
Toyota Motor Corp., ADR(1)	5,211	708,279
Toyota Tsusho Corp.	3,200	130,507
TPR Co. Ltd.	200	2,048
Trancom Co. Ltd.	300	14,707
Transcosmos, Inc.	1,000	24,591
TRE Holdings Corp.(1)	868	9,669
Trend Micro, Inc.(1)	2,100	98,743
Trusco Nakayama Corp.	900	14,927
TS Tech Co. Ltd.	1,300	16,491
Tsubakimoto Chain Co.	400	9,370
Tsuburaya Fields Holdings, Inc.(1)	600	18,355
Tsugami Corp.(1)	1,800	19,428
Tsukishima Kikai Co. Ltd.	500	4,089
Tsumura & Co.	600	11,410
Tsuruha Holdings, Inc.	1,000	70,424
TV Asahi Holdings Corp.	400	4,267
UACJ Corp.	500	9,802
UBE Corp.(1)	2,900	43,493
Uchida Yoko Co. Ltd.	200	7,324
Ulvac, Inc.	1,500	57,500
116

Avantis International Equity Fund
	Shares	Value
Unicharm Corp.	1,500	$55,519
Unipres Corp.	1,100	6,511
United Arrows Ltd.(1)	1,200	15,367
United Super Markets Holdings, Inc.(1)	900	7,406
Universal Entertainment Corp.(2)	100	1,732
Usen-Next Holdings Co. Ltd.(1)	500	9,190
Ushio, Inc.	1,200	13,711
USS Co. Ltd.	2,300	37,314
UT Group Co. Ltd.	200	3,638
V Technology Co. Ltd.	200	3,607
Valor Holdings Co. Ltd.	1,200	17,287
Valqua Ltd.	400	9,704
ValueCommerce Co. Ltd.	200	2,462
Vector, Inc.	600	6,128
Visional, Inc.(2)	300	20,100
Vital KSK Holdings, Inc.	400	2,702
VT Holdings Co. Ltd.	1,600	5,988
Wacoal Holdings Corp.	800	14,395
Wacom Co. Ltd.(1)	1,800	8,639
Wakita & Co. Ltd.	600	4,967
Warabeya Nichiyo Holdings Co. Ltd.(1)	1,200	16,374
Welcia Holdings Co. Ltd.(1)	400	8,756
West Holdings Corp.(1)	300	7,384
West Japan Railway Co.	700	27,169
W-Scope Corp.(1)(2)	1,400	13,172
Xebio Holdings Co. Ltd.	800	5,925
Yahagi Construction Co. Ltd.	400	2,438
Yakult Honsha Co. Ltd.	700	47,716
YAKUODO Holdings Co. Ltd.(1)	200	3,566
YAMABIKO Corp.	500	4,637
Yamada Holdings Co. Ltd.(1)	19,200	67,546
Yamae Group Holdings Co. Ltd.	1,200	15,952
Yamaguchi Financial Group, Inc.(1)	6,600	44,569
Yamaha Corp.	500	18,971
Yamaha Motor Co. Ltd.	4,100	104,899
Yamaichi Electronics Co. Ltd.	1,000	13,447
YA-MAN Ltd.(1)	600	6,918
Yamanashi Chuo Bank Ltd.	1,000	9,803
Yamato Holdings Co. Ltd.	4,500	76,008
Yamato Kogyo Co. Ltd.	200	8,017
Yamazaki Baking Co. Ltd.	3,000	34,828
Yamazen Corp.	1,900	14,607
Yaoko Co. Ltd.	500	25,186
Yaskawa Electric Corp.(1)	1,800	70,819
Yellow Hat Ltd.	500	6,530
Yodogawa Steel Works Ltd.	200	3,975
Yokogawa Bridge Holdings Corp.	1,300	19,603
Yokogawa Electric Corp.	3,600	53,767
Yokohama Rubber Co. Ltd.	2,700	51,238
Yokorei Co. Ltd.	700	5,155
Yonex Co. Ltd.	2,000	19,401
117

Avantis International Equity Fund
	Shares	Value
Yotai Refractories Co. Ltd.	200	$2,216
Yuasa Trading Co. Ltd.(1)	800	21,490
Z Holdings Corp.(1)	7,600	20,403
Zenkoku Hosho Co. Ltd.(1)	1,400	53,338
Zenrin Co. Ltd.	600	3,706
Zensho Holdings Co. Ltd.	1,100	30,970
Zeon Corp.	2,700	25,537
ZERIA Pharmaceutical Co. Ltd.	700	11,263
ZOZO, Inc.	1,400	31,116
Zuken, Inc.	800	20,601
		37,741,663
Netherlands — 3.7%
Aalberts NV	1,597	77,632
ABN AMRO Bank NV, CVA	13,547	239,053
Adyen NV(2)	290	411,054
Aegon NV, NY Shares	48,959	253,118
AerCap Holdings NV(2)	3,884	242,517
Akzo Nobel NV	1,179	86,250
AMG Advanced Metallurgical Group NV	1,241	48,864
Arcadis NV	924	38,209
ASM International NV	411	140,096
ASML Holding NV, NY Shares	2,466	1,523,322
ASR Nederland NV	6,067	276,114
B&S Group Sarl	176	751
BE Semiconductor Industries NV	2,654	204,866
Brunel International NV	841	10,398
Coca-Cola Europacific Partners PLC	1,661	91,355
Constellium SE(2)	1,297	20,739
Corbion NV	855	32,122
Flow Traders Ltd.	1,075	26,085
ForFarmers NV(1)	632	2,197
Fugro NV(2)	3,473	43,722
Heijmans NV, CVA	494	6,444
Heineken Holding NV	291	24,895
Heineken NV	1,193	121,601
IMCD NV	405	64,108
ING Groep NV, ADR(1)	48,124	672,292
InPost SA(2)	2,851	23,593
JDE Peet's NV	810	23,844
Just Eat Takeaway.com NV(2)	2,714	59,030
Kendrion NV	45	763
Koninklijke Ahold Delhaize NV	21,207	673,362
Koninklijke BAM Groep NV(2)	11,769	30,082
Koninklijke DSM NV	1,458	179,669
Koninklijke KPN NV	48,921	167,702
Koninklijke Philips NV, NY Shares	4,033	65,859
Koninklijke Vopak NV	2,105	67,156
Nedap NV	19	1,187
NN Group NV	2,969	120,175
OCI NV	4,456	148,018
Pharming Group NV(2)	26,094	31,586
118

Avantis International Equity Fund
	Shares	Value
PostNL NV(1)	13,712	$23,937
Prosus NV(2)	3,705	265,608
Randstad NV	1,178	72,282
SBM Offshore NV	1,193	17,458
SIF Holding NV(1)	255	3,288
Sligro Food Group NV	705	11,868
TKH Group NV, CVA	995	45,888
Universal Music Group NV	3,793	89,368
Van Lanschot Kempen NV	419	12,221
Wolters Kluwer NV	599	69,345
		6,861,093
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)(2)	7,181	32,078
Air New Zealand Ltd.(2)	55,807	27,200
Arvida Group Ltd.	960	600
Auckland International Airport Ltd.(2)	7,581	40,964
Chorus Ltd.	10,602	54,362
Contact Energy Ltd.	10,221	48,383
Fisher & Paykel Healthcare Corp. Ltd.	3,211	51,397
Fletcher Building Ltd.	10,222	29,951
Genesis Energy Ltd.	11,169	19,993
Hallenstein Glasson Holdings Ltd.	237	798
Infratil Ltd.	5,254	28,557
KMD Brands Ltd.	10,227	7,132
Mercury NZ Ltd.	5,198	20,148
Meridian Energy Ltd.	2,645	8,682
NZX Ltd.	2,074	1,561
Oceania Healthcare Ltd.	10,328	4,971
Pushpay Holdings Ltd.(2)	6,208	4,865
Ryman Healthcare Ltd.(1)	6,317	20,507
Sanford Ltd.	585	1,464
Scales Corp. Ltd.	162	345
SKYCITY Entertainment Group Ltd.(2)	17,623	28,298
Spark New Zealand Ltd.	19,153	59,136
Summerset Group Holdings Ltd.	3,170	18,014
Synlait Milk Ltd.(2)	167	344
		509,750
Norway — 0.9%
2020 Bulkers Ltd.(1)(2)	909	9,498
ABG Sundal Collier Holding ASA	7,195	4,476
Adevinta ASA(2)	508	3,796
Aker BP ASA	1,666	44,717
Aker Solutions ASA	3,184	13,449
Atea ASA(2)	1,108	12,655
Austevoll Seafood ASA	1,103	9,425
Bakkafrost P/F	196	12,823
Bonheur ASA	230	6,172
Borr Drilling Ltd.(2)	3,895	27,068
Borregaard ASA	682	11,562
Bouvet ASA	260	1,513
BW Energy Ltd.(2)	3,576	10,037
119

Avantis International Equity Fund
	Shares	Value
BW LPG Ltd.	2,550	$22,307
BW Offshore Ltd.	5,561	15,251
DNB Bank ASA	5,954	118,813
DNO ASA	23,076	26,441
Elmera Group ASA(1)	637	907
Entra ASA	613	6,840
Equinor ASA, ADR(1)	7,211	220,008
Europris ASA	2,542	17,921
FLEX LNG Ltd.(1)	624	21,738
FLEX LNG Ltd. (New York)(1)	391	13,564
Frontline PLC	1,369	25,847
Gjensidige Forsikring ASA	724	12,833
Golden Ocean Group Ltd.	2,772	28,354
Golden Ocean Group Ltd. (NASDAQ)(1)	2,193	22,763
Gram Car Carriers ASA(2)	499	7,303
Hafnia Ltd.	4,260	25,825
Kongsberg Automotive ASA(2)	17,100	5,145
Kongsberg Gruppen ASA	668	27,759
Leroy Seafood Group ASA	2,204	10,929
Mowi ASA(1)	2,207	38,103
MPC Container Ships ASA	6,362	11,305
Nordic Semiconductor ASA(2)	1,777	25,548
Norsk Hydro ASA	14,839	108,010
Norske Skog ASA(2)	1,236	7,968
Norwegian Energy Co. ASA(1)(2)	674	26,122
Odfjell Drilling Ltd.(2)	3,213	8,305
Odfjell Technology Ltd.(2)	535	2,783
Orkla ASA	3,095	20,832
Panoro Energy ASA	3,234	9,327
Petronor E&P ASA(2)	2,060	156
PGS ASA(1)(2)	27,702	27,043
Protector Forsikring ASA	851	11,959
Salmar ASA	304	12,602
Scatec ASA	1,755	11,855
Schibsted ASA, B Shares	1,800	34,240
Schibsted ASA, Class A	1,112	22,565
SpareBank 1 Nord Norge	1,780	17,661
Sparebank 1 Oestlandet	512	6,196
SpareBank 1 SMN	2,537	33,460
SpareBank 1 SR-Bank ASA	2,340	29,235
Sparebanken More	150	1,233
Sparebanken Vest(1)	955	9,255
Stolt-Nielsen Ltd.	590	18,239
Storebrand ASA	5,321	43,923
Subsea 7 SA	4,737	61,530
Telenor ASA	4,840	54,270
TGS ASA	1,885	33,931
TOMRA Systems ASA	1,138	18,152
Veidekke ASA	669	7,476
Wallenius Wilhelmsen ASA	2,050	17,922
120

Avantis International Equity Fund
	Shares	Value
Yara International ASA	1,561	$74,208
		1,603,153
Portugal — 0.2%
Altri SGPS SA(1)	2,306	11,295
Banco Comercial Portugues SA, R Shares	177,737	42,800
Corticeira Amorim SGPS SA	399	4,122
CTT-Correios de Portugal SA	3,632	14,413
EDP - Energias de Portugal SA	15,833	79,731
EDP Renovaveis SA	787	16,106
Galp Energia SGPS SA	6,552	79,931
Jeronimo Martins SGPS SA	2,058	42,242
Navigator Co. SA	2,179	7,664
NOS SGPS SA	4,490	19,840
REN - Redes Energeticas Nacionais SGPS SA	13,744	36,953
Sonae SGPS SA	23,224	25,445
		380,542
Singapore — 1.4%
AEM Holdings Ltd.	4,100	8,755
Bumitama Agri Ltd.	8,900	4,254
Capitaland India Trust	34,500	28,672
Capitaland Investment Ltd.	38,800	107,010
City Developments Ltd.	8,400	48,051
ComfortDelGro Corp. Ltd.	73,100	65,640
DBS Group Holdings Ltd.	12,052	305,773
Far East Orchard Ltd.	3,900	3,151
First Resources Ltd.	18,900	21,549
Fu Yu Corp. Ltd.	17,800	3,038
Geo Energy Resources Ltd.(1)	28,300	6,816
Golden Agri-Resources Ltd.	230,700	43,656
Grab Holdings Ltd., Class A(2)	9,246	29,680
Haw Par Corp. Ltd.	2,700	20,167
Hong Fok Corp. Ltd.(1)	15,800	11,141
Hour Glass Ltd.	8,700	14,001
Hutchison Port Holdings Trust, U Shares	134,300	24,767
iFAST Corp. Ltd.	2,000	7,387
Japfa Ltd.	10,400	2,316
Jardine Cycle & Carriage Ltd.(1)	2,500	55,113
Keppel Corp. Ltd.	41,100	166,899
Keppel Infrastructure Trust	46,100	18,453
Mandarin Oriental International Ltd.(2)	3,400	6,247
Maxeon Solar Technologies Ltd.(1)(2)	450	7,920
Netlink NBN Trust	19,400	12,443
Olam Group Ltd.	24,600	28,117
Oversea-Chinese Banking Corp. Ltd.	34,324	322,594
QAF Ltd.	5,200	3,278
Raffles Medical Group Ltd.	19,100	19,700
Riverstone Holdings Ltd.	13,900	6,294
SATS Ltd.(1)(2)	2,200	4,617
Sea Ltd., ADR(2)	803	50,179
Sembcorp Industries Ltd.	17,500	47,108
Sembcorp Marine Ltd.(2)	784,394	73,876
121

Avantis International Equity Fund
	Shares	Value
Sheng Siong Group Ltd.	14,600	$17,653
Singapore Airlines Ltd.(1)	27,800	117,373
Singapore Exchange Ltd.	8,600	55,542
Singapore Post Ltd.	64,500	25,612
Singapore Technologies Engineering Ltd.	29,500	78,115
Singapore Telecommunications Ltd.	53,600	94,169
StarHub Ltd.	4,500	3,539
Straits Trading Co. Ltd.	6,700	11,326
TDCX, Inc., ADR(2)	627	7,975
UMS Holdings Ltd.(1)	13,400	10,739
United Overseas Bank Ltd.	11,000	243,822
UOL Group Ltd.	11,000	55,707
Venture Corp. Ltd.	2,600	33,110
Wilmar International Ltd.	22,300	65,153
Wing Tai Holdings Ltd.	4,300	4,786
Yangzijiang Financial Holding Ltd.(1)(2)	115,700	30,019
Yangzijiang Shipbuilding Holdings Ltd.	111,100	106,300
Yanlord Land Group Ltd.	14,700	11,898
		2,551,500
Spain — 2.2%
Acciona SA	265	49,927
Acerinox SA	6,608	72,561
ACS Actividades de Construccion y Servicios SA	1,903	57,691
Aena SME SA(2)	964	149,137
Almirall SA	2,037	19,521
Amadeus IT Group SA(2)	1,928	121,238
Applus Services SA	1,497	10,479
Atresmedia Corp. de Medios de Comunicacion SA	1,279	4,656
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	593,943
Banco de Sabadell SA	126,665	165,449
Banco Santander SA, ADR	104,723	409,467
Bankinter SA(1)	7,173	50,457
CaixaBank SA	26,387	113,302
Cellnex Telecom SA(2)	2,384	89,445
Cia de Distribucion Integral Logista Holdings SA	1,274	30,756
CIE Automotive SA	454	13,297
Construcciones y Auxiliar de Ferrocarriles SA	289	8,589
Ebro Foods SA(1)	526	9,031
Enagas SA	6,086	109,161
Ence Energia y Celulosa SA	5,002	19,089
Endesa SA(1)	3,527	69,165
Ercros SA	5,101	21,703
Faes Farma SA(1)	4,600	16,802
Ferrovial SA	1,793	49,766
Fomento de Construcciones y Contratas SA	501	4,848
Gestamp Automocion SA	6,053	28,034
Global Dominion Access SA(1)	1,242	4,631
Grifols SA(2)	808	9,843
Grupo Catalana Occidente SA	464	15,151
Iberdrola SA	49,847	571,417
Indra Sistemas SA	2,489	31,438
122

Avantis International Equity Fund
	Shares	Value
Industria de Diseno Textil SA	7,582	$233,577
Laboratorios Farmaceuticos Rovi SA	411	18,087
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	10,253	10,175
Mapfre SA	11,653	25,000
Mediaset Espana Comunicacion SA(1)(2)	4,452	15,510
Melia Hotels International SA(2)	3,071	20,323
Miquel y Costas & Miquel SA	78	1,028
Naturgy Energy Group SA	1,074	29,545
Neinor Homes SA(1)	1,125	10,928
Obrascon Huarte Lain SA(2)	23,193	12,749
Pharma Mar SA	281	16,594
Prosegur Cash SA	3,818	2,887
Prosegur Cia de Seguridad SA	2,790	5,759
Red Electrica Corp. SA	7,071	117,298
Repsol SA	27,227	430,591
Sacyr SA(1)	12,087	39,417
Talgo SA	324	1,235
Telefonica SA, ADR(1)	38,446	157,244
Unicaja Banco SA	20,803	26,650
Vidrala SA	263	27,904
Viscofan SA(1)	691	44,234
		4,166,729
Sweden — 3.4%
AAK AB	1,407	24,095
AddLife AB, B Shares	743	7,953
AddTech AB, B Shares	2,373	42,472
Africa Oil Corp.(1)	2,600	5,316
Alfa Laval AB	2,028	66,707
Alimak Group AB(1)	274	2,487
Alleima AB(2)	1,053	5,693
Ambea AB	451	1,559
Annehem Fastigheter AB, B Shares(2)	151	299
Arise AB(2)	907	3,851
Arjo AB, B Shares	2,424	9,182
Assa Abloy AB, Class B	4,174	101,569
Atlas Copco AB, A Shares	24,077	285,847
Atlas Copco AB, B Shares	13,990	147,378
Atrium Ljungberg AB, B Shares	902	15,733
Avanza Bank Holding AB(1)	3,707	98,042
Axfood AB	1,616	38,676
Beijer Alma AB	1,310	25,578
Beijer Ref AB(1)	2,350	36,451
Better Collective A/S(2)	847	15,092
Bilia AB, A Shares	2,990	39,836
Billerud AB	4,656	53,723
BioArctic AB(2)	99	2,716
BioGaia AB, B Shares	2,701	25,668
Biotage AB	900	13,021
Boliden AB	5,167	211,521
Bonava AB, B Shares(1)	3,717	8,473
Boozt AB(1)(2)	1,103	13,056
123

Avantis International Equity Fund
	Shares	Value
Bravida Holding AB	1,751	$19,613
Bure Equity AB	775	19,108
Byggmax Group AB	1,186	4,324
Castellum AB(1)	3,027	38,526
Catena AB	510	19,918
Catena Media PLC(1)(2)	1,233	3,848
Cibus Nordic Real Estate AB(1)	949	11,320
Cint Group AB(2)	1,828	3,236
Clas Ohlson AB, B Shares(1)	1,811	11,561
Cloetta AB, B Shares	5,697	12,177
Coor Service Management Holding AB	784	5,288
Corem Property Group AB, B Shares	6,921	6,002
Dios Fastigheter AB	2,413	17,771
Electrolux AB, B Shares(1)	5,191	62,815
Electrolux Professional AB, B Shares	5,210	27,667
Elekta AB, B Shares(1)	6,921	54,020
Embracer Group AB(1)(2)	4,233	20,405
Eolus Vind AB, B Shares	472	4,249
Epiroc AB, A Shares	5,604	107,697
Epiroc AB, B Shares	3,348	55,081
EQT AB	1,720	38,467
Essity AB, B Shares	4,347	117,250
Evolution AB	379	45,733
Fabege AB	3,431	29,028
Fastighets AB Balder, B Shares(2)	6,059	29,973
Fingerprint Cards AB, B Shares(1)(2)	1,176	326
Fortnox AB	8,409	49,899
G5 Entertainment AB(1)	124	2,300
GARO AB	383	3,084
Getinge AB, B Shares	1,746	37,527
Granges AB	1,135	9,795
H & M Hennes & Mauritz AB, B Shares(1)	11,516	145,106
Hexagon AB, B Shares	10,709	118,683
Hexpol AB	5,532	61,512
HMS Networks AB	331	13,348
Hoist Finance AB(2)	1,730	4,083
Holmen AB, B Shares	924	37,309
Hufvudstaden AB, A Shares	1,835	26,670
Husqvarna AB, B Shares	5,584	49,441
Industrivarden AB, A Shares	1,066	29,302
Indutrade AB	2,435	51,794
Instalco AB	4,268	19,895
Intrum AB	284	3,728
Investment AB Latour, B Shares	700	14,482
Inwido AB	1,443	16,004
JM AB	1,250	25,991
Kopparbergs Bryggeri AB, B Shares	454	5,652
Lifco AB, B Shares	1,571	31,384
Lime Technologies AB	93	2,354
Lindab International AB	778	10,787
Loomis AB	2,766	89,377
124

Avantis International Equity Fund
	Shares	Value
Maha Energy AB(1)(2)	2,600	$2,376
MEKO AB	513	5,852
Millicom International Cellular SA, SDR(2)	2,359	46,499
MIPS AB(1)	348	15,673
Modern Times Group MTG AB, B Shares(2)	3,856	26,677
Munters Group AB	204	1,968
Mycronic AB	817	17,461
NCC AB, B Shares(1)	1,971	18,478
Neobo Fastigheter AB(1)(2)	1,126	1,504
Net Insight AB, B Shares(2)	15,211	9,245
New Wave Group AB, B Shares	885	15,525
Nibe Industrier AB, B Shares	5,336	55,173
Nobia AB	1,165	1,962
Nolato AB, B Shares	2,030	10,087
Nordea Bank Abp	34,318	434,886
Nordic Waterproofing Holding AB	311	5,021
Nordnet AB publ	4,118	72,556
NP3 Fastigheter AB	89	1,861
Nyfosa AB	2,301	19,055
Orron Energy AB	793	1,139
OX2 AB(2)	1,721	12,165
Pandox AB(2)	1,852	25,026
Paradox Interactive AB	1,018	21,396
Peab AB, Class B	4,080	22,425
Platzer Fastigheter Holding AB, B Shares	531	4,595
Proact IT Group AB	345	3,478
RaySearch Laboratories AB(2)	89	720
Rejlers AB	199	3,022
Resurs Holding AB	5,291	12,739
Saab AB, B Shares	1,378	79,524
Sagax AB, B Shares	507	12,473
Samhallsbyggnadsbolaget i Norden AB(1)	11,270	18,390
Sandvik AB	8,040	165,398
Scandi Standard AB(2)	2,398	12,305
Scandic Hotels Group AB(1)(2)	3,942	13,243
Sectra AB, B Shares(2)	2,920	39,912
Securitas AB, B Shares	1,774	15,277
Sinch AB(1)(2)	9,037	30,838
Skandinaviska Enskilda Banken AB, A Shares	17,240	215,698
Skanska AB, B Shares	5,643	102,556
SKF AB, B Shares(1)	4,516	85,773
SkiStar AB	1,531	17,273
Solid Forsakring AB(2)	189	1,311
Spotify Technology SA(2)	303	35,239
SSAB AB, A Shares	6,025	43,801
SSAB AB, B Shares	17,121	117,115
Stillfront Group AB(2)	2,051	3,776
Svenska Cellulosa AB SCA, B Shares	5,491	76,629
Svenska Handelsbanken AB, A Shares	18,830	199,729
Sweco AB, B Shares	1,505	17,647
Swedbank AB, A Shares	13,010	265,827
125

Avantis International Equity Fund
	Shares	Value
Swedish Orphan Biovitrum AB(2)	1,017	$23,429
Tele2 AB, B Shares	5,757	52,917
Telefonaktiebolaget LM Ericsson, ADR	25,223	138,727
Telia Co. AB	44,075	113,819
Tethys Oil AB	1,621	8,960
TF Bank AB	201	2,865
Thule Group AB(1)	941	20,924
Transtema Group AB(2)	301	1,004
Trelleborg AB, B Shares	6,503	167,612
Truecaller AB, B Shares(1)(2)	1,245	3,780
Viaplay Group AB, B Shares(2)	422	10,804
Vitec Software Group AB, B Shares	386	17,791
Vitrolife AB	318	6,385
Volvo AB, A Shares	1,893	39,408
Volvo AB, B Shares	17,368	347,519
Volvo Car AB, Class B(2)	9,071	42,768
Wallenstam AB, B Shares	4,902	20,368
Wihlborgs Fastigheter AB	4,412	36,718
		6,421,000
Switzerland — 8.1%
ABB Ltd., ADR(1)	4,415	147,020
Accelleron Industries AG(2)	505	12,448
Adecco Group AG	733	26,136
Alcon, Inc.	3,493	238,162
Allreal Holding AG	221	36,218
ALSO Holding AG(2)	84	16,479
ams-OSRAM AG(2)	4,815	37,330
Arbonia AG	1,126	14,192
Aryzta AG(2)	6,736	9,305
Ascom Holding AG	361	3,453
Autoneum Holding AG(1)	85	12,343
Bachem Holding AG, Class B	180	17,941
Baloise Holding AG	1,039	173,021
Banque Cantonale Vaudoise	839	75,024
Barry Callebaut AG	42	83,628
Basilea Pharmaceutica AG(2)	121	6,710
Belimo Holding AG	143	73,931
Bell Food Group AG	60	17,503
Bellevue Group AG	89	3,814
BKW AG	199	29,049
Bucher Industries AG	187	84,531
Burckhardt Compression Holding AG	135	82,176
Bystronic AG	14	11,384
Cembra Money Bank AG	784	66,763
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	6	65,734
Cie Financiere Richemont SA, Class A	5,365	810,632
Clariant AG(2)	3,245	52,487
Coltene Holding AG(2)	73	5,557
Comet Holding AG	138	30,472
COSMO Pharmaceuticals NV	51	3,271
Credit Suisse Group AG, ADR(1)	26,766	82,172
126

Avantis International Equity Fund
	Shares	Value
Daetwyler Holding AG, Bearer Shares	76	$15,167
DKSH Holding AG	1,033	84,057
dormakaba Holding AG	107	47,515
Dufry AG(2)	1,184	52,751
EFG International AG	2,307	22,345
Emmi AG	40	37,672
EMS-Chemie Holding AG	72	54,556
Flughafen Zurich AG(2)	523	94,679
Forbo Holding AG	30	39,338
Fundamenta Real Estate AG(2)	318	5,676
Galenica AG	548	42,460
GAM Holding AG(1)(2)	1,797	1,227
Geberit AG	217	117,114
Georg Fischer AG	1,691	114,882
Givaudan SA	14	42,200
Gurit Holding AG, Bearer Shares(1)	60	6,242
Helvetia Holding AG	784	100,694
Holcim AG(2)	8,688	536,267
Huber & Suhner AG	537	49,136
Idorsia Ltd.(1)(2)	580	7,659
Implenia AG(2)	770	34,645
Ina Invest Holding AG(2)	20	403
Inficon Holding AG	78	80,695
Intershop Holding AG	26	16,857
Julius Baer Group Ltd.	4,374	289,987
Kardex Holding AG	96	17,854
Kuehne + Nagel International AG	806	206,366
LEM Holding SA	23	47,340
Leonteq AG	434	25,050
Liechtensteinische Landesbank AG	79	5,123
Logitech International SA	1,805	98,590
Lonza Group AG	373	222,174
Medacta Group SA	105	11,386
Metall Zug AG, B Shares	4	8,705
Mobilezone Holding AG	1,771	32,675
Mobimo Holding AG(1)	167	41,989
Nestle SA	10,294	1,159,831
Novartis AG, ADR(1)	18,257	1,535,779
OC Oerlikon Corp. AG	4,799	29,048
Orior AG	174	13,235
Partners Group Holding AG	585	553,956
Peach Property Group AG(1)(2)	168	3,161
PSP Swiss Property AG	784	87,905
Roche Holding AG	6,805	1,962,145
Roche Holding AG, Bearer Shares(1)	258	79,923
Schindler Holding AG	346	74,565
Schindler Holding AG, Bearer Participation Certificate	646	145,288
Schweiter Technologies AG, Bearer Shares	24	20,270
Schweizerische Nationalbank(1)	2	9,798
Sensirion Holding AG(2)	289	35,237
SFS Group AG	406	47,399
127

Avantis International Equity Fund
	Shares	Value
SGS SA	85	$194,849
Siegfried Holding AG(2)	35	24,484
SIG Group AG(2)	1,594	38,554
Sika AG	542	151,990
Sonova Holding AG	196	48,204
St Galler Kantonalbank AG	94	49,818
Stadler Rail AG(1)	2,073	81,820
Straumann Holding AG	1,808	239,697
Sulzer AG	828	71,864
Swatch Group AG	1,119	71,282
Swatch Group AG, Bearer Shares	653	227,241
Swiss Life Holding AG	582	350,220
Swiss Prime Site AG	1,317	110,979
Swiss Re AG	3,029	316,433
Swisscom AG	657	405,397
Swissquote Group Holding SA	361	68,735
Tecan Group AG	130	52,540
Temenos AG	442	32,510
TX Group AG	61	9,037
u-blox Holding AG(2)	334	35,848
UBS Group AG(1)	36,696	799,239
Valiant Holding AG	415	45,759
VAT Group AG	471	142,170
Vetropack Holding AG	50	2,338
Vontobel Holding AG	888	54,851
VP Bank AG, Class A	24	2,533
VZ Holding AG	197	15,378
V-ZUG Holding AG(1)(2)	38	3,846
Ypsomed Holding AG	82	15,847
Zehnder Group AG	255	19,778
Zurich Insurance Group AG	1,775	841,977
		15,223,120
United Kingdom — 13.5%
3i Group PLC	22,601	442,171
abrdn PLC	30,034	80,918
Admiral Group PLC	4,023	106,457
AG Barr PLC	685	4,581
Airtel Africa PLC	17,498	25,275
AJ Bell PLC	7,601	29,880
Alliance Pharma PLC	10,362	8,449
Alpha Group International PLC	573	12,828
Anglo American PLC	16,782	579,897
Antofagasta PLC	6,935	130,820
Ascential PLC(2)	4,629	15,044
Ashmore Group PLC	2,920	9,494
Ashtead Group PLC	10,856	718,333
ASOS PLC(1)(2)	317	3,314
Associated British Foods PLC	4,086	98,496
Aston Martin Lagonda Global Holdings PLC(1)(2)	3,975	9,586
AstraZeneca PLC, ADR	13,333	869,045
Atalaya Mining PLC	1,621	7,029
128

Avantis International Equity Fund
	Shares	Value
Auto Trader Group PLC	18,404	$131,627
Avation PLC	285	421
Aviva PLC	29,486	158,411
B&M European Value Retail SA	18,320	108,296
Babcock International Group PLC(2)	4,076	16,093
BAE Systems PLC	11,143	120,347
Balfour Beatty PLC	9,906	43,488
Bank of Georgia Group PLC	1,761	59,299
Barclays PLC, ADR(1)	63,811	539,841
Barratt Developments PLC	12,137	68,240
Beazley PLC(2)	7,261	59,698
Bellway PLC	1,639	43,696
Berkeley Group Holdings PLC	1,395	70,222
Bioventix PLC	97	4,449
Bloomsbury Publishing PLC	1,593	8,048
Bodycote PLC	2,068	16,498
BP PLC, ADR	40,891	1,619,284
Breedon Group PLC	17,773	15,181
BT Group PLC	121,949	204,442
Bunzl PLC	1,783	63,530
Burberry Group PLC	12,124	360,017
Burford Capital Ltd.	4,035	32,716
Bytes Technology Group PLC	6,287	30,203
Capricorn Energy PLC(2)	12,461	37,377
Carnival PLC, ADR(2)	380	3,663
Centamin PLC	44,961	55,103
Central Asia Metals PLC	6,765	21,425
Centrica PLC	57,791	72,928
Cerillion PLC	701	9,140
Chemring Group PLC	1,059	3,750
Chesnara PLC	3,157	10,826
Clarkson PLC	707	28,077
Close Brothers Group PLC	5,419	66,169
CMC Markets PLC	4,009	11,876
Coats Group PLC	45,694	40,248
Coca-Cola HBC AG(2)	6,276	160,725
Compass Group PLC	8,575	198,098
Computacenter PLC	1,736	47,247
ConvaTec Group PLC	13,316	35,946
Cranswick PLC	561	21,178
Crest Nicholson Holdings PLC	9,099	26,739
Croda International PLC	994	78,389
CVS Group PLC	810	18,157
Darktrace PLC(1)(2)	2,282	7,201
DCC PLC	698	38,765
De La Rue PLC(2)	2,261	1,846
DFS Furniture PLC	9,527	17,952
Diageo PLC, ADR(1)	4,845	838,379
Diploma PLC	993	33,179
Direct Line Insurance Group PLC	20,073	43,455
Diversified Energy Co. PLC	6,380	8,002
129

Avantis International Equity Fund
	Shares	Value
Domino's Pizza Group PLC	1,387	$4,768
Dr. Martens PLC	20,880	39,881
Drax Group PLC	9,662	73,888
DS Smith PLC	26,586	107,995
Dunelm Group PLC	4,419	66,806
easyJet PLC(2)	8,253	48,049
Ecora Resources PLC	13,738	22,390
EMIS Group PLC	1,286	28,949
Energean PLC	5,471	79,356
EnQuest PLC(2)	45,716	10,444
Ergomed PLC(2)	532	7,204
Essentra PLC	6,998	18,828
Experian PLC	4,506	151,916
Ferrexpo PLC	15,137	26,823
Firstgroup PLC(1)	25,619	32,398
Forterra PLC	7,139	18,914
Frasers Group PLC(2)	5,442	52,314
Fresnillo PLC	497	4,564
Frontier Developments PLC(1)(2)	65	337
Games Workshop Group PLC	1,141	126,659
Gamma Communications PLC	1,255	17,650
Genel Energy PLC	8,674	13,072
Georgia Capital PLC(2)	584	5,740
Glencore PLC	124,312	741,131
Golar LNG Ltd.(2)	2,375	54,221
Grafton Group PLC	4,069	46,560
Grainger PLC	8,530	26,034
Greggs PLC	4,529	147,907
GSK PLC, ADR	16,070	550,719
Gulf Keystone Petroleum Ltd.	10,676	26,619
Gym Group PLC(2)	3,624	5,358
Haleon PLC, ADR(1)(2)	13,533	106,640
Halfords Group PLC	3,874	9,798
Halma PLC	1,280	33,314
Harbour Energy PLC	8,634	30,125
Hargreaves Lansdown PLC	11,104	110,640
Hays PLC	36,679	52,056
Headlam Group PLC	1,141	4,514
Helical PLC	1,145	4,879
Helios Towers PLC(2)	19,955	26,342
Hikma Pharmaceuticals PLC	1,954	40,768
Hill & Smith PLC	1,870	31,044
Hiscox Ltd.	4,569	62,558
Hochschild Mining PLC	19,992	15,358
Hotel Chocolat Group PLC(1)(2)	183	453
Howden Joinery Group PLC	13,889	119,618
HSBC Holdings PLC, ADR(1)	26,136	1,001,270
Hunting PLC	2,569	10,206
Hurricane Energy PLC(1)(2)	154,073	13,326
Ibstock PLC	12,744	26,040
IG Group Holdings PLC	8,950	86,401
130

Avantis International Equity Fund
	Shares	Value
IMI PLC	2,241	$41,903
Impax Asset Management Group PLC	2,916	28,008
Inchcape PLC	14,208	155,333
Indivior PLC(2)	5,080	93,074
Informa PLC	6,661	53,508
InterContinental Hotels Group PLC	948	63,906
Intermediate Capital Group PLC	3,734	62,862
International Distributions Services PLC	15,435	43,408
International Personal Finance PLC	4,374	5,075
Intertek Group PLC	1,307	65,602
Investec PLC	14,255	90,791
IP Group PLC	29,947	23,402
IWG PLC(2)	7,707	16,969
J D Wetherspoon PLC(2)	378	2,564
J Sainsbury PLC	28,045	90,447
Jadestone Energy PLC	19,084	19,508
JD Sports Fashion PLC	70,820	154,187
JET2 PLC	3,335	51,806
Johnson Matthey PLC	4,233	111,052
Jubilee Metals Group PLC(1)(2)	28,078	3,218
Judges Scientific PLC	96	10,970
Jupiter Fund Management PLC	7,591	13,395
Just Group PLC	13,695	14,393
Kainos Group PLC	2,483	41,514
Keller Group PLC	1,301	12,648
Kingfisher PLC	33,611	116,239
Knights Group Holdings PLC	237	216
Lancashire Holdings Ltd.	6,023	44,331
Legal & General Group PLC	86,461	266,135
Liberty Global PLC, Class A(2)	1,827	37,435
Liberty Global PLC, Class C(2)	3,318	70,507
Liontrust Asset Management PLC	2,711	38,995
Lloyds Banking Group PLC, ADR(1)	196,843	498,013
London Stock Exchange Group PLC	1,372	122,412
Lookers PLC	1,152	1,272
Luxfer Holdings PLC	635	10,522
M&G PLC	14,541	37,451
Man Group PLC	33,132	105,811
Marks & Spencer Group PLC(2)	51,522	99,073
Marshalls PLC	1,809	7,296
Marston's PLC(2)	6,983	3,272
McBride PLC(2)	3,696	1,068
ME GROUP INTERNATIONAL PLC	14,615	22,181
Mediclinic International PLC	6,963	41,699
Mitchells & Butlers PLC(2)	2,602	5,080
Mitie Group PLC	72,097	70,039
Molten Ventures PLC(2)	2,262	10,542
Mondi PLC	8,691	146,055
Moneysupermarket.com Group PLC	10,218	28,392
Morgan Advanced Materials PLC	7,472	27,812
Morgan Sindall Group PLC	493	10,643
131

Avantis International Equity Fund
	Shares	Value
Mortgage Advice Bureau Holdings Ltd.	524	$3,727
Motorpoint group PLC(2)	72	122
Naked Wines PLC(1)(2)	964	1,283
National Grid PLC, ADR(1)	7,055	443,830
NatWest Group PLC, ADR(1)	40,973	290,089
Next Fifteen Communications Group PLC	1,714	21,343
Next PLC	2,291	188,462
Ninety One PLC	16,655	42,097
Norcros PLC	2,404	5,769
Ocado Group PLC(2)	886	5,855
OSB Group PLC	11,073	74,297
Pagegroup PLC	8,138	43,558
Pan African Resources PLC	106,942	17,414
Paragon Banking Group PLC	5,426	38,907
Pearson PLC, ADR	5,145	56,492
Pennon Group PLC	8,172	80,909
Persimmon PLC	3,579	62,413
Petra Diamonds Ltd.(2)	4,880	4,733
Petrofac Ltd.(1)(2)	3,277	3,118
Phoenix Group Holdings PLC	7,538	57,424
Playtech PLC(2)	3,187	21,546
Plus500 Ltd.	4,956	106,909
Premier Foods PLC	10,225	13,997
Provident Financial PLC	9,000	24,022
Prudential PLC, ADR	5,306	162,523
PZ Cussons PLC	7,423	16,277
QinetiQ Group PLC	8,039	32,745
Quilter PLC	11,967	13,238
Rathbones Group PLC	909	22,770
Reach PLC	11,421	12,644
Reckitt Benckiser Group PLC	4,329	300,368
Redde Northgate PLC	9,590	46,654
Redrow PLC	7,780	47,811
RELX PLC, ADR(1)	16,138	488,820
Renewi PLC(2)	877	7,247
Renishaw PLC	305	14,652
Rentokil Initial PLC	13,762	84,652
Restaurant Group PLC(2)	16,707	7,043
Rhi Magnesita NV	334	10,384
Rightmove PLC	17,607	118,496
Rio Tinto PLC, ADR(1)	11,838	825,464
Rolls-Royce Holdings PLC(2)	43,074	75,048
RS GROUP PLC	4,254	50,019
Saga PLC(2)	108	226
Sage Group PLC	4,743	42,735
Savannah Energy PLC(2)	44,665	14,103
Savills PLC	2,592	31,239
Schroders PLC	5,170	30,860
Senior PLC	6,285	12,622
Serco Group PLC	23,913	44,782
Serica Energy PLC	10,373	32,308
132

Avantis International Equity Fund
	Shares	Value
Severn Trent PLC	1,404	$46,373
Shanta Gold Ltd.	16,512	2,136
Shell PLC, ADR	25,334	1,539,547
SIG PLC(2)	1,703	873
Sirius Real Estate Ltd.	6,667	6,737
Smart Metering Systems PLC	1,076	11,199
Smith & Nephew PLC, ADR(1)	3,049	87,110
Smiths Group PLC	2,384	50,555
Softcat PLC	2,481	36,145
Speedy Hire PLC	6,740	2,993
Spirax-Sarco Engineering PLC	569	79,911
Spire Healthcare Group PLC(2)	642	1,854
Spirent Communications PLC	7,786	19,919
SSE PLC	8,351	174,778
SSP Group PLC(2)	13,261	41,491
St. James's Place PLC	3,721	57,283
Standard Chartered PLC	41,463	392,331
SThree PLC	2,722	14,927
Strix Group PLC	2,672	3,224
Studio Retail Group PLC(2)	420	581
Superdry PLC(2)	1,215	1,797
Synthomer PLC	2,700	4,971
Tate & Lyle PLC	11,535	111,287
Tatton Asset Management PLC	821	4,587
Taylor Wimpey PLC	50,329	74,449
TBC Bank Group PLC	2,115	63,108
Tesco PLC	71,908	220,282
TI Fluid Systems PLC	1,823	2,647
Topps Tiles PLC	1,038	605
TP ICAP Group PLC	4,487	10,420
Travis Perkins PLC	2,650	32,044
Tremor International Ltd.(1)(2)	765	2,926
TUI AG(2)	288	5,638
Tullow Oil PLC(1)(2)	13,780	5,769
Unilever PLC, ADR	13,153	656,729
United Utilities Group PLC	18,143	221,533
Vertu Motors PLC	18,946	13,922
Vesuvius PLC	1,468	7,284
Victrex PLC	813	17,161
Virgin Money UK PLC	26,413	57,168
Vistry Group PLC	5,023	49,576
Vodafone Group PLC, ADR	28,005	335,220
Vp PLC	87	740
Watches of Switzerland Group PLC(2)	8,607	86,108
Watkin Jones PLC	3,373	4,008
Weir Group PLC	1,376	31,303
WH Smith PLC	1,292	24,610
Whitbread PLC	2,788	103,403
Wickes Group PLC	7,958	14,321
Wincanton PLC	1,138	4,281
WPP PLC, ADR(1)	1,117	68,908
133

Avantis International Equity Fund
	Shares	Value
Yellow Cake PLC(2)	9,982	$48,129
YouGov PLC	1,701	18,366
		25,323,695
United States — 0.2%
Block, Inc.(2)	91	6,776
Ferguson PLC	2,649	381,352
Gen Digital, Inc.	12	234
VAALCO Energy, Inc.	3,093	14,506
		402,868
TOTAL COMMON STOCKS (Cost $171,335,928)		185,193,275
RIGHTS†
Sweden†
Beijer Ref AB(2) (Cost $—)	2,350	3,951
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	79	12
SHORT-TERM INVESTMENTS — 8.2%
Money Market Funds — 8.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,399,163	1,399,163
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,906,610	13,906,610
TOTAL SHORT-TERM INVESTMENTS (Cost $15,305,773)		15,305,773
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $186,641,701)		200,503,011
OTHER ASSETS AND LIABILITIES — (7.2)%		(13,450,794)
TOTAL NET ASSETS — 100.0%		$187,052,217

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	3	March 2023	$596,325	$(7,392)
^Amount represents value and unrealized appreciation (depreciation).

134

Avantis International Equity Fund

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.8%
Industrials	18.4%
Materials	11.5%
Consumer Discretionary	9.7%
Health Care	7.6%
Energy	7.4%
Consumer Staples	6.8%
Information Technology	6.3%
Communication Services	4.1%
Utilities	3.5%
Real Estate	1.9%
Short-Term Investments	8.2%
Other Assets and Liabilities	(7.2)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $23,242,349. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $24,295,333, which includes securities collateral of $10,388,723.

See Notes to Financial Statements.

135

FEBRUARY 28, 2023 (UNAUDITED)

Avantis International Small Cap Value Fund
	Shares	Value
COMMON STOCKS — 99.5%
Australia — 8.4%
29Metals Ltd.(1)	44,992	$48,170
Adbri Ltd.	79,984	91,731
Aeris Resources Ltd.(1)(2)	55,697	21,533
Alkane Resources Ltd.(2)	84,644	38,382
Alliance Aviation Services Ltd.(2)	9,551	22,594
AMP Ltd.(2)	197,130	136,838
Ardent Leisure Group Ltd.(2)	133,547	62,362
Aurelia Metals Ltd.(1)(2)	329,886	24,312
Austal Ltd.	104,853	127,461
Australian Agricultural Co. Ltd.(2)	38,261	42,932
Australian Finance Group Ltd.(1)	51,743	54,677
Bank of Queensland Ltd.	169,305	802,197
Beach Energy Ltd.	556,231	524,591
Bega Cheese Ltd.	91,309	213,820
Bendigo & Adelaide Bank Ltd.	110,415	724,661
Brickworks Ltd.	2,469	40,924
Byron Energy Ltd.(2)	7,834	474
Capricorn Metals Ltd.(2)	65,463	166,632
Challenger Ltd.	97,841	490,919
Champion Iron Ltd.	120,419	593,081
Cooper Energy Ltd.(2)	137,266	15,196
Coronado Global Resources, Inc.	257,710	326,818
Costa Group Holdings Ltd.	126,508	221,514
Credit Corp. Group Ltd.	15,116	205,660
CSR Ltd.	119,094	406,341
DDH1 Ltd.	75,837	45,823
Eclipx Group Ltd.(2)	76,422	111,971
Emeco Holdings Ltd.	88,013	43,114
Evolution Mining Ltd.	349,758	640,291
EVT Ltd.	23,670	207,669
Gold Road Resources Ltd.	312,404	309,073
GrainCorp Ltd., A Shares	35,439	186,876
Grange Resources Ltd.	183,957	117,137
Hastings Technology Metals Ltd.(1)(2)	32,068	53,142
Helia Group Ltd.	100,103	231,773
HUB24 Ltd.	126	2,450
Humm Group Ltd.(1)	50,226	17,042
Iluka Resources Ltd.	116,720	813,474
Infomedia Ltd.	30,568	28,745
Inghams Group Ltd.	110,862	241,326
JB Hi-Fi Ltd.(1)	1,944	54,565
Karoon Energy Ltd.(2)	135,528	210,780
Leo Lithium Ltd.(1)(2)	283,303	99,523
Macmahon Holdings Ltd.	111,757	11,247
Magellan Financial Group Ltd.	38,074	218,253
McMillan Shakespeare Ltd.(1)	20,883	200,869
Metals X Ltd.(2)	108,460	21,829
Monadelphous Group Ltd.	4,391	35,353
136

Avantis International Small Cap Value Fund
	Shares	Value
Mount Gibson Iron Ltd.(1)(2)	54,215	$20,579
Myer Holdings Ltd.(1)	227,551	141,995
MyState Ltd.	7,500	19,829
New Hope Corp. Ltd.(1)	161,917	589,614
nib holdings Ltd.	74,771	381,243
Nine Entertainment Co. Holdings Ltd.	191,474	249,078
NRW Holdings Ltd.	179,625	304,898
Nufarm Ltd.	85,800	334,071
OFX Group Ltd.(2)	32,997	42,648
Orica Ltd.	8,342	90,632
Pacific Current Group Ltd.	868	4,008
Perenti Ltd.(2)	264,453	188,464
Perpetual Ltd.	10,882	178,046
Perseus Mining Ltd.	387,536	512,129
Platinum Asset Management Ltd.	150,309	189,597
Premier Investments Ltd.	19,428	355,584
Ramelius Resources Ltd.	319,843	192,441
Regis Resources Ltd.	286,922	335,245
Reject Shop Ltd.(2)	3,585	10,124
Resimac Group Ltd.	17,203	12,488
Resolute Mining Ltd.(1)(2)	742,032	122,325
Ridley Corp. Ltd.	68,941	101,920
Sandfire Resources Ltd.	142,312	560,364
Seven West Media Ltd.(2)	212,976	59,368
Sierra Rutile Holdings Ltd.(1)(2)	8,804	1,447
Silver Lake Resources Ltd.(2)	291,887	197,388
Sims Ltd.	33,855	361,605
Solvar Ltd.(1)	24,697	33,161
Southern Cross Media Group Ltd.(1)	65,243	46,435
Super Retail Group Ltd.	51,039	443,920
Ten Sixty Four Ltd.	4,832	1,853
Terracom Ltd.(1)	194,588	98,583
Viva Energy Group Ltd.	296,897	598,019
West African Resources Ltd.(2)	333,245	207,460
Westgold Resources Ltd.(2)	82,724	52,867
Whitehaven Coal Ltd.	154,237	747,140
		17,092,713
Austria — 0.8%
AT&S Austria Technologie & Systemtechnik AG	20,522	677,085
IMMOFINANZ AG(2)	12,319	160,367
IMMOFINANZ AG (Rights)(2)	993	10
POLYTEC Holding AG	6,121	32,251
Porr AG	8,923	132,075
Semperit AG Holding	6,048	144,856
UNIQA Insurance Group AG	63,327	539,068
		1,685,712
Belgium — 1.4%
Bekaert SA	16,029	707,250
bpost SA	30,561	163,107
Cie d'Entreprises CFE(1)(2)	3,893	39,202
Deceuninck NV	1,622	4,383
137

Avantis International Small Cap Value Fund
	Shares	Value
Deme Group NV(2)	1,707	$214,795
Exmar NV	21,495	188,855
Gimv NV	4,472	204,101
Ion Beam Applications	785	15,328
Jensen-Group NV	250	8,080
KBC Ancora	16,027	829,226
Ontex Group NV(1)(2)	21,653	171,444
Tessenderlo Group SA(2)	8,268	277,621
		2,823,392
Canada — 10.1%
Advantage Energy Ltd.(1)(2)	43,200	252,646
Alaris Equity Partners Income	1,400	18,253
Algoma Central Corp.	200	2,360
Algoma Steel Group, Inc.(1)	17,200	138,155
Argonaut Gold, Inc.(2)	34,000	11,587
Aris Mining Corp.	7,900	23,332
Athabasca Oil Corp.(1)(2)	143,900	314,270
Baytex Energy Corp.(1)(2)	128,800	496,510
Birchcliff Energy Ltd.	64,515	396,688
Bonterra Energy Corp.(2)	5,800	28,139
Calfrac Well Services Ltd.(2)	4,100	16,887
Calibre Mining Corp.(2)	24,700	20,636
Canaccord Genuity Group, Inc.	7,579	64,042
Canacol Energy Ltd.(1)	3,101	23,363
Canadian Western Bank(1)	22,400	456,044
Canfor Corp.(2)	12,800	218,383
Capital Power Corp.	22,700	706,536
Capstone Copper Corp.(1)(2)	4,000	17,794
Cardinal Energy Ltd.(1)	25,400	132,538
Celestica, Inc.(1)(2)	25,700	332,056
Centerra Gold, Inc.	44,500	281,121
China Gold International Resources Corp. Ltd.(1)	2,500	8,190
Chorus Aviation, Inc.(1)(2)	12,431	28,606
Corus Entertainment, Inc., B Shares	34,016	47,615
Crescent Point Energy Corp.(1)	148,346	1,014,341
Crew Energy, Inc.(1)(2)	32,200	110,204
Doman Building Materials Group Ltd.(1)	7,800	42,244
Dorel Industries, Inc., Class B(2)	877	2,931
Dundee Precious Metals, Inc.	34,500	221,488
Eldorado Gold Corp.(2)	50,700	473,745
Element Fleet Management Corp.	55,582	793,912
Endeavour Mining PLC	20	416
Enerflex Ltd.	36,200	240,095
Enerplus Corp.	43,700	693,371
Ensign Energy Services, Inc.(2)	30,100	73,017
EQB, Inc.(1)	6,500	309,542
ERO Copper Corp.(1)(2)	14,700	230,546
Evertz Technologies Ltd.(1)	200	1,797
First National Financial Corp.(1)	700	20,156
Fortuna Silver Mines, Inc.(1)(2)	46,300	150,318
Frontera Energy Corp.(2)	9,445	85,140
138

Avantis International Small Cap Value Fund
	Shares	Value
Galiano Gold, Inc.(1)(2)	66	$34
Gear Energy Ltd.(1)	25,000	19,604
Home Capital Group, Inc.(1)	5,153	158,348
Hudbay Minerals, Inc.(1)	82,400	408,830
iA Financial Corp., Inc.	9,200	617,604
IAMGOLD Corp.(2)	84,800	192,035
Interfor Corp.(1)(2)	12,330	207,563
International Petroleum Corp.(1)(2)	702	7,084
Jaguar Mining, Inc.	3,200	6,074
Kelt Exploration Ltd.(1)(2)	34,500	118,835
Kinross Gold Corp.(1)	156,643	578,586
Laurentian Bank of Canada	7,300	184,520
Linamar Corp.	6,500	353,701
Lundin Gold, Inc.	24,900	257,303
Lundin Mining Corp.(1)	165,100	1,027,262
Martinrea International, Inc.	24,160	247,532
MEG Energy Corp.(2)	69,000	1,090,246
Methanex Corp.(1)	14,900	751,606
New Gold, Inc.(2)	79,400	72,737
North American Construction Group Ltd.	4,349	73,179
NuVista Energy Ltd.(2)	47,688	419,389
Obsidian Energy Ltd.(1)(2)	15,300	108,092
OceanaGold Corp.(2)	128,200	261,192
Onex Corp.	3,700	197,840
Parex Resources, Inc.(1)	21,900	356,948
Peyto Exploration & Development Corp.(1)	47,100	409,385
Pipestone Energy Corp.(1)(2)	21,400	44,698
Precision Drilling Corp.(1)(2)	10	570
Real Matters, Inc.(2)	7,600	32,361
Resolute Forest Products, Inc.(2)	10,100	221,541
Russel Metals, Inc.(1)	11,582	301,921
ShawCor Ltd.(2)	21,900	224,698
Sierra Metals, Inc.(1)(2)	6,600	2,201
Spartan Delta Corp.(1)	40,600	368,658
Stelco Holdings, Inc.(1)	12,800	523,445
STEP Energy Services Ltd.(2)	3,000	10,377
Surge Energy, Inc.(1)	16,800	108,471
Tamarack Valley Energy Ltd.(1)	149,600	475,826
Taseko Mines Ltd.(1)(2)	67,500	115,262
Tidewater Midstream & Infrastructure Ltd.(1)	29,000	22,953
Torex Gold Resources, Inc.(2)	31,600	389,066
Total Energy Services, Inc.	3,600	23,165
Vermilion Energy, Inc.(1)	36,200	484,966
Victoria Gold Corp.(2)	4,100	25,450
Wajax Corp.	4,075	72,571
Western Forest Products, Inc.(1)	48,200	44,155
Yamana Gold, Inc.	64,000	327,387
Yangarra Resources Ltd.(1)(2)	14,800	24,188
		20,468,473
China†
Fullshare Holdings Ltd.(1)(2)	2,015,000	31,353
139

Avantis International Small Cap Value Fund
	Shares	Value
LK Technology Holdings Ltd.(1)	250	$337
Solargiga Energy Holdings Ltd.	480,000	15,347
Truly International Holdings Ltd.	218,000	30,582
		77,619
Denmark — 2.0%
Brodrene Hartmann A/S(2)	40	1,778
Chemometec A/S(2)	2,652	172,213
D/S Norden A/S	8,551	602,020
Dfds A/S	9,858	401,638
H+H International A/S, B Shares(2)	3,080	45,375
Jyske Bank A/S(2)	11,434	957,719
NKT A/S(2)	5,686	263,715
NTG Nordic Transport Group A/S(2)	842	39,729
Per Aarsleff Holding A/S	3,849	166,876
Ringkjoebing Landbobank A/S	501	79,127
Solar A/S, B Shares	1,529	132,917
Spar Nord Bank A/S	16,899	311,852
Sydbank A/S	16,360	832,587
TORM PLC, Class A	3,973	141,065
		4,148,611
Finland — 1.4%
Aspo Oyj	1,402	12,243
Atria Oyj	343	4,190
Citycon Oyj(1)(2)	37,167	273,467
Finnair Oyj(2)	244,194	146,043
HKScan Oyj, A Shares(1)	2,011	1,633
Lassila & Tikanoja Oyj	893	10,319
Marimekko Oyj	8,637	84,130
Metsa Board Oyj, Class B	45,773	400,453
Outokumpu Oyj	174,975	1,047,574
Puuilo Oyj	4,310	29,440
Rovio Entertainment Oyj	20,244	174,687
Talenom Oyj	3,181	27,669
Tokmanni Group Corp.	17,199	244,412
Uponor Oyj	13,724	255,409
Verkkokauppa.com Oyj(1)	249	702
YIT Oyj(1)	54,145	153,924
		2,866,295
France — 3.7%
AKWEL	113	1,904
ALD SA	20,507	271,648
APERAM SA	1,178	45,810
Beneteau SA	9,560	170,438
Biosynex(1)	1,444	18,507
Catana Group	5,213	41,753
Cie des Alpes(2)	7,754	115,756
Cie Plastic Omnium SA	17,989	324,031
Coface SA	37,008	545,436
Derichebourg SA	25,674	165,099
Eramet SA	3,317	355,951
Esso SA Francaise(2)	846	50,883
140

Avantis International Small Cap Value Fund
	Shares	Value
Etablissements Maurel et Prom SA	20,855	$77,644
Eurobio Scientific SA(1)(2)	1,995	38,020
Eutelsat Communications SA(1)	57,432	401,356
Focus Entertainment(2)	483	25,219
Gaztransport Et Technigaz SA	9,492	991,293
Genfit SA(2)	15,514	67,127
Groupe LDLC(1)	755	16,866
Guerbet	63	1,288
ID Logistics Group(2)	130	41,755
Jacquet Metals SACA	893	18,269
JCDecaux SE(2)	11,052	252,410
Maisons du Monde SA(1)	8,259	98,578
Metropole Television SA	6,034	90,061
Nexans SA	4,565	440,123
Novacyt SA(2)	19,950	14,945
Orpea SA(1)(2)	10,081	27,272
ReWorld Media SA(2)	1,855	10,798
SES SA	126,535	852,941
SMCP SA(2)	10,769	84,061
Synergie SE	96	3,416
Television Francaise 1	16,415	130,809
Ubisoft Entertainment SA(2)	24,559	538,457
Valeo	2,789	57,941
Verallia SA	21,982	886,043
Vicat SA	1,081	33,918
Vilmorin & Cie SA	697	35,542
X-Fab Silicon Foundries SE(2)	16,378	154,106
Xilam Animation SA(2)	33	1,030
		7,498,504
Germany — 4.5%
7C Solarparken AG	5,130	21,405
AlzChem Group AG	92	1,983
Aurubis AG	5,457	533,742
Baader Bank AG	2,427	10,635
Bauer AG(2)	749	4,788
Bertrandt AG	560	28,611
Centrotec SE	313	17,149
Cewe Stiftung & Co. KGAA	1,127	112,661
CropEnergies AG	7,727	95,087
Deutsche Pfandbriefbank AG	30,839	305,130
Deutz AG	15,893	97,626
Draegerwerk AG & Co. KGaA	622	24,186
Draegerwerk AG & Co. KGaA, Preference Shares	2,357	102,787
Duerr AG	14,584	548,994
Elmos Semiconductor SE	1,829	148,417
Encavis AG	20,718	404,373
flatexDEGIRO AG(2)	13,726	116,911
Friedrich Vorwerk Group SE	1,223	13,049
Gesco SE	473	12,751
GRENKE AG	6,088	189,788
Hamburger Hafen und Logistik AG	6,492	85,882
141

Avantis International Small Cap Value Fund
	Shares	Value
Hornbach Holding AG & Co. KGaA	2,353	$195,419
HUGO BOSS AG	12,976	887,484
Instone Real Estate Group SE	9,003	84,503
JOST Werke AG	2,763	157,333
Jungheinrich AG, Preference Shares	15,145	558,702
K+S AG	23,024	546,518
Kontron AG	11,629	232,691
Krones AG	5,104	621,578
KSB SE & Co. KGaA	1	523
KSB SE & Co. KGaA, Preference Shares	69	32,364
Lang & Schwarz AG	1,344	14,326
Lanxess AG	19,874	924,651
Leoni AG(2)	3,260	10,278
METRO AG(2)	37,385	337,093
Multitude SE(2)	937	3,658
Mutares SE & Co. KGaA	3,169	67,786
PVA TePla AG(2)	5,793	156,635
SAF-Holland SE	16,335	203,912
SGL Carbon SE(1)(2)	18,068	169,147
Siltronic AG	5,506	400,940
Steico SE	756	43,957
STO SE & Co. KGaA, Preference Shares	488	77,302
SUESS MicroTec SE	1,236	28,306
Villeroy & Boch AG, Preference Shares	1,357	28,484
Vitesco Technologies Group AG, Class A(2)	6,324	439,024
Wacker Chemie AG	579	90,722
Wacker Neuson SE	802	16,998
Wuestenrot & Wuerttembergische AG	1,952	35,457
		9,241,746
Hong Kong — 1.7%
Analogue Holdings Ltd.	12,000	1,834
AustAsia Group Ltd.(2)	5,580	2,900
BOCOM International Holdings Co. Ltd.	29,000	2,257
Bright Smart Securities & Commodities Group Ltd.	120,000	22,497
Cafe de Coral Holdings Ltd.	88,000	135,298
Central Wealth Group Holdings Ltd.(2)	2,464,000	27,318
Chow Sang Sang Holdings International Ltd.	6,000	7,727
CMBC Capital Holdings Ltd.(1)	126,250	26,437
Crystal International Group Ltd.	15,500	4,332
CSC Holdings Ltd.(2)	1,605,000	7,176
CSI Properties Ltd.	350,000	6,610
Dah Sing Banking Group Ltd.	152,800	124,022
Dah Sing Financial Holdings Ltd.	15,600	42,148
Dickson Concepts International Ltd.	25,000	13,347
Eagle Nice International Holdings Ltd.	2,000	1,141
E-Commodities Holdings Ltd.	1,440,000	251,517
Esprit Holdings Ltd.(1)(2)	257,500	24,294
Hang Lung Group Ltd.	61,000	110,836
IGG, Inc.(2)	35,000	12,826
International Housewares Retail Co. Ltd.	10,000	3,568
IRC Ltd.(1)(2)	124,000	1,880
142

Avantis International Small Cap Value Fund
	Shares	Value
Johnson Electric Holdings Ltd.	132,906	$152,458
K Wah International Holdings Ltd.	220,000	76,000
Karrie International Holdings Ltd.	74,000	12,924
Minmetals Land Ltd.	4,000	240
Oriental Watch Holdings	66,000	35,334
Pacific Basin Shipping Ltd.	3,691,000	1,339,919
PC Partner Group Ltd.	140,000	102,674
Regina Miracle International Holdings Ltd.	25,000	10,046
Shun Tak Holdings Ltd.(2)	484,000	98,048
Singamas Container Holdings Ltd.	430,000	37,247
SmarTone Telecommunications Holdings Ltd.	92,000	61,460
Sun Hung Kai & Co. Ltd.	38,000	15,405
SUNeVision Holdings Ltd.	178,000	104,780
Tai Hing Group Holdings Ltd.	50,000	6,628
Ten Pao Group Holdings Ltd.	80,000	14,869
Texhong International Group Ltd.	59,500	51,037
Texwinca Holdings Ltd.	26,000	4,374
United Laboratories International Holdings Ltd.	780,000	467,524
Value Partners Group Ltd.(1)	232,000	83,476
		3,504,408
Ireland — 0.6%
Dalata Hotel Group PLC(2)	212,939	967,064
FBD Holdings PLC	2,442	35,130
Glenveagh Properties PLC(2)	48,210	50,759
Origin Enterprises PLC	25,522	114,210
Permanent TSB Group Holdings PLC(2)	4,574	12,586
		1,179,749
Israel — 2.1%
Adgar Investment and Development Ltd.	786	956
Africa Israel Residences Ltd.	340	12,550
Airport City Ltd.(2)	1,546	20,436
Arad Investment & Industrial Development Ltd.	163	16,593
Ashtrom Group Ltd.	3,572	54,812
Aspen Group Ltd.	664	1,293
Azorim-Investment Development & Construction Co. Ltd.	8,901	23,531
Blue Square Real Estate Ltd.	275	13,801
Caesarstone Ltd.	611	3,556
Carasso Motors Ltd.	2,263	11,007
Cellcom Israel Ltd.(2)	10,293	41,355
Clal Insurance Enterprises Holdings Ltd.(2)	16,107	230,965
Delek Automotive Systems Ltd.	7,717	77,945
Delek Group Ltd.(2)	289	27,015
Delta Galil Ltd.	1,264	51,326
Dor Alon Energy in Israel 1988 Ltd.	81	1,703
Elco Ltd.	441	16,246
Equital Ltd.(2)	2,202	52,032
Fattal Holdings 1998 Ltd.(2)	266	22,144
FIBI Holdings Ltd.	4,890	179,386
First International Bank of Israel Ltd.	4,077	144,367
Fox Wizel Ltd.	963	76,486
G City Ltd.	14,267	49,624
143

Avantis International Small Cap Value Fund
	Shares	Value
Harel Insurance Investments & Financial Services Ltd.	31,033	$261,290
IDI Insurance Co. Ltd.	228	5,272
Inrom Construction Industries Ltd.	6,953	23,158
Isracard Ltd.	44,037	156,054
Israel Corp. Ltd.	613	208,989
Israel Land Development Co. Ltd.	2,361	21,945
Isras Investment Co. Ltd.	182	28,318
M Yochananof & Sons Ltd.	273	12,979
Mehadrin Ltd.(2)	7	212
Melisron Ltd.	1,144	68,457
Menora Mivtachim Holdings Ltd.	6,599	126,878
Migdal Insurance & Financial Holdings Ltd.(2)	98,590	110,085
Naphtha Israel Petroleum Corp. Ltd.	2,351	8,733
Norstar Holdings, Inc.(2)	1,824	5,039
Oil Refineries Ltd.	354,376	106,926
Partner Communications Co. Ltd.(2)	23,332	130,410
Paz Oil Co. Ltd.(2)	2,418	256,241
Perion Network Ltd.(2)	1,361	47,128
Phoenix Holdings Ltd.	45,184	431,507
Property & Building Corp. Ltd.(2)	90	4,435
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	92	5,091
Scope Metals Group Ltd.(2)	69	2,278
Shapir Engineering & Industry Ltd.	7,860	51,872
Shikun & Binui Ltd.(2)	30,019	68,576
Shufersal Ltd.	52,963	273,454
Summit Real Estate Holdings Ltd.	1,418	15,334
Tadiran Group Ltd.	102	8,698
Tamar Petroleum Ltd.	732	1,643
Taro Pharmaceutical Industries Ltd.(2)	332	10,033
Tera Light Ltd.(2)	1,388	1,574
Tower Semiconductor Ltd.(2)	2,114	86,475
Victory Supermarket Chain Ltd.	265	2,577
YH Dimri Construction & Development Ltd.	1,915	97,949
ZIM Integrated Shipping Services Ltd.(1)	17,508	414,239
		4,182,978
Italy — 3.3%
Aeffe SpA(1)(2)	1,917	2,617
Aquafil SpA	8,245	50,606
Banca IFIS SpA	15,653	256,944
Banca Popolare di Sondrio SpA	200,046	1,016,452
Banca Sistema SpA(1)	12,370	19,904
BFF Bank SpA	59,679	592,412
Biesse SpA	10,374	186,639
Credito Emiliano SpA	3,011	25,873
d'Amico International Shipping SA(2)	782,619	359,307
Danieli & C Officine Meccaniche SpA(1)	445	12,041
Danieli & C Officine Meccaniche SpA, Preference Shares	3,297	66,908
Digital Bros SpA(1)	3,854	90,273
Emak SpA	6,148	7,169
Esprinet SpA	8,494	64,826
Fila SpA	1,135	9,001
144

Avantis International Small Cap Value Fund
	Shares	Value
Fincantieri SpA(2)	100,777	$63,930
Gefran SpA	300	3,139
Geox SpA(2)	34,516	42,177
Iveco Group NV(2)	137,114	1,294,370
KME Group SpA(2)	95,256	79,104
Maire Tecnimont SpA	62,561	252,195
MFE-MediaForEurope NV, Class A(1)	282,894	124,290
MFE-MediaForEurope NV, Class B(1)	175,086	126,677
OVS SpA	149,027	405,275
RAI Way SpA	6,960	39,703
Sanlorenzo SpA/Ameglia	1,756	80,216
Saras SpA(2)	421,167	637,093
Servizi Italia SpA(2)	1,623	2,295
Tesmec SpA(2)	122,093	21,898
Tod's SpA(2)	4,156	157,650
Webuild SpA(1)	300,423	545,807
		6,636,791
Japan — 27.6%
77 Bank Ltd.(1)	14,200	252,980
A&D HOLON Holdings Co. Ltd.	200	2,056
Adastria Co. Ltd.(1)	7,800	124,087
ADEKA Corp.	400	6,490
AEON Financial Service Co. Ltd.(1)	39,500	374,988
AFC-HD AMS Life Science Co. Ltd.	1,300	7,335
Ahresty Corp.	3,200	13,814
Aichi Steel Corp.	1,200	21,424
Air Water, Inc.	36,900	443,643
Airport Facilities Co. Ltd.	400	1,617
Aisan Industry Co. Ltd.	5,400	36,783
Akatsuki, Inc.	1,300	20,713
Alinco, Inc.	200	1,553
Alps Alpine Co. Ltd.(1)	54,300	515,788
Amada Co. Ltd.	15,400	140,142
AOKI Holdings, Inc.(1)	11,200	67,500
Aoyama Trading Co. Ltd.	11,100	78,833
Aozora Bank Ltd.(1)	10,100	195,596
Applied Co. Ltd.	200	3,007
Arakawa Chemical Industries Ltd.	1,500	11,021
Arata Corp.	3,700	109,720
Arclands Corp.(1)	7,000	74,127
Arcs Co. Ltd.(1)	13,100	208,516
ASAHI YUKIZAI Corp.(1)	4,000	82,639
Asanuma Corp.	2,000	49,294
Asia Pile Holdings Corp.	4,600	24,625
Asteria Corp.	3,500	18,867
Axell Corp.(1)	3,300	41,393
Bando Chemical Industries Ltd.	1,300	10,007
Bank of Nagoya Ltd.	1,600	41,999
Bank of the Ryukyus Ltd.	9,200	76,364
Belluna Co. Ltd.(1)	9,800	49,952
Bic Camera, Inc.(1)	24,600	210,691
145

Avantis International Small Cap Value Fund
	Shares	Value
BML, Inc.	6,400	$148,751
Bunka Shutter Co. Ltd.(1)	14,800	121,269
Carlit Holdings Co. Ltd.	1,800	9,502
Cawachi Ltd.(1)	1,400	23,996
Central Glass Co. Ltd.	10,800	265,404
Chiba Kogyo Bank Ltd.	19,900	80,127
Chilled & Frozen Logistics Holdings Co. Ltd.	500	4,468
Chori Co. Ltd.	1,200	23,074
Chubu Shiryo Co. Ltd.	1,600	12,297
Chubu Steel Plate Co. Ltd.(2)	4,400	69,297
Citizen Watch Co. Ltd.(1)	77,200	467,298
CKD Corp.	13,100	202,380
CMIC Holdings Co. Ltd.	3,100	40,939
Coca-Cola Bottlers Japan Holdings, Inc.	31,700	333,701
Cosmo Energy Holdings Co. Ltd.	30,100	899,709
Credit Saison Co. Ltd.(1)	56,300	767,330
CTI Engineering Co. Ltd.	1,200	30,669
Cybernet Systems Co. Ltd.	4,200	29,411
Daicel Corp.	35,400	245,784
Daido Metal Co. Ltd.(1)	1,100	4,226
Daiho Corp.(1)	1,200	33,859
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,496
Daiken Corp.(1)	1,300	21,135
Daiki Aluminium Industry Co. Ltd.(1)	4,600	48,869
Daikokutenbussan Co. Ltd.	1,600	60,031
Daikyonishikawa Corp.	100	492
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,800	24,373
Daio Paper Corp.(1)	11,900	94,396
Daishi Hokuetsu Financial Group, Inc.(1)	9,700	231,421
Daito Chemix Corp.	700	3,154
Daitron Co. Ltd.	100	1,883
Daiwabo Holdings Co. Ltd.	9,500	146,809
Denka Co. Ltd.	6,800	143,599
Dowa Holdings Co. Ltd.(1)	13,300	433,924
Dream Incubator, Inc.(2)	2,200	50,013
Eagle Industry Co. Ltd.	5,600	49,401
Eco's Co. Ltd.	100	1,346
EDION Corp.(1)	21,700	210,015
EF-ON, Inc.	100	445
Ehime Bank Ltd.	1,800	12,963
Eizo Corp.	2,900	81,204
EJ Holdings, Inc.	1,100	11,391
Electric Power Development Co. Ltd.(1)	58,800	937,159
Elematec Corp.	2,200	29,410
Endo Lighting Corp.	2,800	17,925
Enomoto Co. Ltd.	700	9,519
Enplas Corp.	1,300	38,763
eRex Co. Ltd.(1)	5,200	72,578
Exedy Corp.	8,600	114,098
EXEO Group, Inc.(1)	6,100	107,035
FCC Co. Ltd.	7,200	78,929
146

Avantis International Small Cap Value Fund
	Shares	Value
Feed One Co. Ltd.	1,900	$9,568
Ferrotec Holdings Corp.	15,300	363,398
FIDEA Holdings Co. Ltd.	1,620	18,104
Financial Partners Group Co. Ltd.(1)	9,800	84,514
FJ Next Holdings Co. Ltd.(1)	1,700	12,611
France Bed Holdings Co. Ltd.	3,100	22,738
Frontier International, Inc.	700	11,837
Fuji Co. Ltd.(1)	3,400	44,336
Fuji Corp. Ltd.	3,300	16,673
Fuji Media Holdings, Inc.	8,700	73,010
Fuji Oil Co. Ltd.(1)	5,500	10,736
Fuji Seal International, Inc.	8,700	105,622
Fujikura Composites, Inc.	3,600	27,332
Fujikura Ltd.	98,500	698,353
Fujimori Kogyo Co. Ltd.	4,300	99,418
Fukuoka Financial Group, Inc.(1)	12,600	281,275
Fukuyama Transporting Co. Ltd.	4,800	120,508
Furukawa Co. Ltd.	800	8,151
Furyu Corp.(1)	3,000	26,452
Futaba Industrial Co. Ltd.	10,000	31,648
Fuyo General Lease Co. Ltd.	6,200	427,088
Gecoss Corp.(1)	400	2,590
Genky DrugStores Co. Ltd.	1,700	50,625
Geomatec Co. Ltd.(2)	900	3,598
GLOBERIDE, Inc.	4,200	79,121
Glory Ltd.	100	2,034
Goldcrest Co. Ltd.(1)	2,400	29,620
Good Com Asset Co. Ltd.	4,400	28,269
GS Yuasa Corp.(1)	700	12,615
G-Tekt Corp.(1)	6,500	67,928
Gunma Bank Ltd.	97,100	364,469
H.U. Group Holdings, Inc.(1)	15,300	301,097
H2O Retailing Corp.(1)	22,900	233,422
Hakudo Co. Ltd.	1,200	23,025
Hakuto Co. Ltd.(1)	2,800	104,880
Halows Co. Ltd.(1)	700	16,638
Hamakyorex Co. Ltd.	3,100	71,804
Hanwa Co. Ltd.	11,600	337,499
Happinet Corp.(1)	600	8,087
Heiwa Real Estate Co. Ltd.	7,000	192,514
Heiwado Co. Ltd.	9,000	140,881
Hino Motors Ltd.(2)	66,200	269,222
Hirano Tecseed Co. Ltd.(1)	800	11,729
Hitachi Zosen Corp.	58,100	386,228
Hodogaya Chemical Co. Ltd.	1,000	23,127
Hokkoku Financial Holdings, Inc.	7,700	236,091
Hokuetsu Corp.(1)	21,900	131,825
Hokuetsu Industries Co. Ltd.(1)	1,500	15,838
Hokuhoku Financial Group, Inc.	20,000	154,326
H-One Co. Ltd.(1)	2,700	12,649
Hoosiers Holdings Co. Ltd.	2,300	14,272
147

Avantis International Small Cap Value Fund
	Shares	Value
Horiba Ltd.	3,700	$197,274
Hosokawa Micron Corp.	2,100	42,504
HS Holdings Co. Ltd.	7,500	65,284
Hyakugo Bank Ltd.	18,300	56,313
Ichinen Holdings Co. Ltd.	1,300	12,298
IDOM, Inc.(1)	10,800	67,168
IHI Corp.	26,900	698,563
Iino Kaiun Kaisha Ltd.(1)	39,400	313,439
IMAGICA GROUP, Inc.	4,500	21,309
Inabata & Co. Ltd.	2,300	45,336
I-Net Corp.	200	1,864
INFRONEER Holdings, Inc.	35,400	268,399
Innotech Corp.	1,800	18,438
Internet Initiative Japan, Inc.	8,400	168,260
Inui Global Logistics Co. Ltd.(1)	4,000	62,826
I-PEX, Inc.	2,000	19,160
Iseki & Co. Ltd.	2,800	24,450
Ishihara Sangyo Kaisha Ltd.(1)	5,500	43,235
Itochu Enex Co. Ltd.	16,300	133,002
Itoki Corp.	6,000	34,719
IwaiCosmo Holdings, Inc.	2,100	21,471
Iwasaki Electric Co. Ltd.	200	6,530
J Front Retailing Co. Ltd.(1)	85,500	793,631
Jaccs Co. Ltd.	8,000	260,529
Japan Electronic Materials Corp.	2,200	24,492
Japan Lifeline Co. Ltd.	14,200	96,396
Japan Petroleum Exploration Co. Ltd.	8,100	291,848
Japan Pulp & Paper Co. Ltd.(1)	900	35,667
Japan Transcity Corp.	2,000	8,563
Japan Wool Textile Co. Ltd.	10,100	73,128
JGC Holdings Corp.	56,200	723,302
JINUSHI Co. Ltd.	1,200	16,685
JSB Co. Ltd.	1,000	29,304
JTEKT Corp.	43,400	324,241
Juroku Financial Group, Inc.	11,000	259,729
JVCKenwood Corp.(1)	101,300	298,866
Kaga Electronics Co. Ltd.	7,400	265,439
Kamei Corp.	1,400	15,655
Kanamoto Co. Ltd.	10,500	174,782
Kaneka Corp.(1)	14,300	359,326
Kanematsu Corp.	26,100	312,741
Kanto Denka Kogyo Co. Ltd.	12,900	95,795
Kato Sangyo Co. Ltd.	2,900	76,612
Kawai Musical Instruments Manufacturing Co. Ltd.	600	11,886
Kawasaki Heavy Industries Ltd.(1)	3,300	72,112
Keiyo Bank Ltd.	19,400	92,259
KFC Holdings Japan Ltd.	100	2,058
KH Neochem Co. Ltd.	9,000	169,044
Kitz Corp.	18,200	118,299
Kiyo Bank Ltd.	19,500	233,392
Kobe Steel Ltd.	133,400	904,677
148

Avantis International Small Cap Value Fund
	Shares	Value
Koei Chemical Co. Ltd.	200	$3,628
Kohnan Shoji Co. Ltd.(1)	6,700	155,872
Kojima Co. Ltd.(1)	5,500	22,540
Komeri Co. Ltd.	6,300	122,599
Komori Corp.	2,900	20,795
Konica Minolta, Inc.(1)	92,100	401,341
Konoike Transport Co. Ltd.	7,400	81,318
KPP Group Holdings Co. Ltd.(1)	16,100	88,852
K's Holdings Corp.(1)	24,300	209,372
Kumagai Gumi Co. Ltd.	2,900	59,233
Kurabo Industries Ltd.(1)	800	15,289
Kuraray Co. Ltd.	104,500	937,310
Kureha Corp.(1)	4,200	260,250
KYB Corp.	5,500	151,954
Kyoden Co. Ltd.(1)	3,400	12,861
Kyokuyo Co. Ltd.	200	5,359
Lawson, Inc.(1)	300	11,799
Life Corp.(1)	6,300	127,860
Look Holdings, Inc.	2,100	33,246
Macnica Holdings, Inc.	9,300	257,282
Makino Milling Machine Co. Ltd.	7,200	260,710
MARUKA FURUSATO Corp.	4,200	88,692
Maruzen Showa Unyu Co. Ltd.	1,200	27,491
Matsuda Sangyo Co. Ltd.	2,900	48,883
Maxell Ltd.	12,500	133,334
Mebuki Financial Group, Inc.	306,300	823,391
Megmilk Snow Brand Co. Ltd.(1)	15,900	206,303
Meidensha Corp.(1)	4,900	70,599
Meiji Shipping Co. Ltd.(1)	4,400	22,341
Meiko Electronics Co. Ltd.(1)	5,100	103,547
Micronics Japan Co. Ltd.	6,300	60,682
Mimasu Semiconductor Industry Co. Ltd.	6,700	127,463
Ministop Co. Ltd.(1)	2,100	21,450
Miraial Co. Ltd.	1,700	19,599
MIRAIT ONE Corp.	17,400	194,706
Mitsubishi Research Institute, Inc.	3,000	114,163
Mitsubishi Shokuhin Co. Ltd.	5,100	121,400
Mitsubishi Steel Manufacturing Co. Ltd.	2,300	20,907
Mitsui Matsushima Holdings Co. Ltd.(1)	3,900	108,920
Mitsui Mining & Smelting Co. Ltd.(1)	21,000	518,168
Mitsui-Soko Holdings Co. Ltd.	7,300	211,371
Miyaji Engineering Group, Inc.	800	21,639
Miyazaki Bank Ltd.	2,500	49,868
Mizuho Leasing Co. Ltd.	8,000	215,266
Mizuho Medy Co. Ltd.	1,400	25,716
Mizuno Corp.(1)	3,400	78,555
Monex Group, Inc.(1)	26,600	97,462
Morinaga Milk Industry Co. Ltd.	12,200	413,831
Morita Holdings Corp.	2,100	18,760
Musashino Bank Ltd.(1)	6,400	119,199
Nabtesco Corp.	26,200	677,132
149

Avantis International Small Cap Value Fund
	Shares	Value
Nachi-Fujikoshi Corp.	3,800	$109,865
Naigai Tec Corp.	300	5,989
Nanto Bank Ltd.(1)	8,100	160,068
Nasu Denki Tekko Co. Ltd.	100	5,637
NEC Capital Solutions Ltd.	1,000	19,968
New Japan Chemical Co. Ltd.	800	1,304
NGK Spark Plug Co. Ltd.(1)	11,100	223,212
NHK Spring Co. Ltd.	12,000	79,920
Nichias Corp.	14,700	289,874
Nichiha Corp.	6,600	127,487
Nichireki Co. Ltd.	4,600	50,032
Nihon Chouzai Co. Ltd.	4,900	42,350
Nihon Dempa Kogyo Co. Ltd.(1)	8,800	90,159
Nihon Dengi Co. Ltd.	100	2,627
Nihon Flush Co. Ltd.(1)	400	2,747
Nihon House Holdings Co. Ltd.	7,900	23,497
Nikkon Holdings Co. Ltd.	14,200	258,309
Nippon Carbide Industries Co., Inc.	2,400	23,353
Nippon Chemi-Con Corp.(2)	6,800	108,944
Nippon Coke & Engineering Co. Ltd.(1)	28,600	18,050
Nippon Concrete Industries Co. Ltd.	2,500	4,423
Nippon Denko Co. Ltd.	2,600	7,109
Nippon Densetsu Kogyo Co. Ltd.	4,300	48,084
Nippon Electric Glass Co. Ltd.	19,800	368,511
Nippon Koei Co. Ltd.	3,200	77,294
Nippon Paper Industries Co. Ltd.	16,200	129,564
Nippon Pillar Packing Co. Ltd.	6,000	151,747
Nippon Seiki Co. Ltd.	1,600	10,446
Nippon Sheet Glass Co. Ltd.(1)(2)	29,700	153,161
Nippon Shokubai Co. Ltd.	8,700	361,097
Nippon Soda Co. Ltd.	5,300	179,782
Nippon Television Holdings, Inc.	12,900	106,189
Nippon Thompson Co. Ltd.	17,200	74,635
Nipro Corp.(1)	45,700	347,589
Nishi-Nippon Financial Holdings, Inc.	24,300	207,225
Nishio Rent All Co. Ltd.	6,500	152,004
Nissan Shatai Co. Ltd.	23,000	142,015
Nisshinbo Holdings, Inc.	47,200	350,204
Nissin Electric Co. Ltd.	12,200	151,842
Nissui Corp.	51,500	206,419
Nittetsu Mining Co. Ltd.	3,200	86,191
Nojima Corp.	17,200	171,201
NOK Corp.(1)	17,800	174,542
Nomura Micro Science Co. Ltd.	1,300	42,786
Noritake Co. Ltd.	2,300	76,498
North Pacific Bank Ltd.(1)	36,400	84,738
NS United Kaiun Kaisha Ltd.(1)	3,600	116,740
Ogaki Kyoritsu Bank Ltd.	3,300	48,717
Oji Holdings Corp.	11,700	47,475
Okamoto Machine Tool Works Ltd.	600	23,346
Okasan Securities Group, Inc.(1)	10,300	33,052
150

Avantis International Small Cap Value Fund
	Shares	Value
Okinawa Financial Group, Inc.	3,100	$54,392
Okura Industrial Co. Ltd.	900	13,141
Okuwa Co. Ltd.(1)	2,200	14,123
Olympic Group Corp.	500	1,898
Onoken Co. Ltd.(1)	2,900	32,378
Organo Corp.	6,000	149,705
Orient Corp.(1)	14,970	128,396
Oriental Shiraishi Corp.	21,300	50,998
Osaka Soda Co. Ltd.	4,300	135,907
Osaka Steel Co. Ltd.	300	3,000
OSAKA Titanium Technologies Co. Ltd.(1)	7,100	142,468
Pacific Industrial Co. Ltd.(1)	10,600	90,508
PAL GROUP Holdings Co. Ltd.	5,400	110,304
Pasona Group, Inc.	3,500	49,120
Press Kogyo Co. Ltd.	24,800	87,403
Pressance Corp.	2,200	27,624
Prima Meat Packers Ltd.(1)	7,400	116,342
PS Mitsubishi Construction Co. Ltd.(1)	600	2,907
Raiznext Corp.(1)	700	7,084
Rasa Industries Ltd.	2,500	40,497
Raysum Co. Ltd.	4,800	46,884
Rengo Co. Ltd.(1)	78,200	508,115
Resorttrust, Inc.	21,800	340,822
Ricoh Leasing Co. Ltd.(1)	5,300	156,630
Riken Corp.	600	11,649
Riken Technos Corp.	1,900	8,148
Roland DG Corp.	400	9,325
Ryobi Ltd.	5,000	55,652
Sakai Chemical Industry Co. Ltd.(1)	1,900	25,343
Sakura Internet, Inc.	300	1,335
Sala Corp.	18,800	100,904
San Holdings, Inc.	400	6,100
San-Ai Obbli Co. Ltd.	15,200	155,835
Sangetsu Corp.	7,300	132,581
San-In Godo Bank Ltd.	28,900	180,041
Sanix, Inc.(2)	1,600	3,253
Sanki Engineering Co. Ltd.	1,200	13,463
Sankyo Frontier Co. Ltd.	200	5,048
Sankyu, Inc.	16,700	614,402
Sanwa Holdings Corp.	27,100	285,665
Sanyo Chemical Industries Ltd.	200	6,306
Sanyo Special Steel Co. Ltd.(1)	5,200	100,124
SBI Shinsei Bank Ltd.	13,200	240,311
SBS Holdings, Inc.	300	7,051
Scroll Corp.(1)	5,900	35,260
SEC Carbon Ltd.	100	6,327
Seed Co. Ltd.	1,600	6,709
Seikitokyu Kogyo Co. Ltd.(1)	1,800	11,010
Seiko Group Corp.	8,400	177,963
Seino Holdings Co. Ltd.	35,300	364,375
Sekisui Kasei Co. Ltd.	2,100	6,247
151

Avantis International Small Cap Value Fund
	Shares	Value
SEMITEC Corp.	200	$14,250
Senko Group Holdings Co. Ltd.	29,000	205,182
Senshu Electric Co. Ltd.	3,000	79,341
Senshu Ikeda Holdings, Inc.	87,300	168,570
Shibaura Mechatronics Corp.	1,200	128,355
Shibusawa Warehouse Co. Ltd.	100	1,617
Shikoku Bank Ltd.	2,100	14,913
Shin Nippon Biomedical Laboratories Ltd.(1)	1,000	20,723
Shinagawa Refractories Co. Ltd.	500	16,432
Shinmaywa Industries Ltd.	11,700	96,557
Shinnihon Corp.	400	2,711
Shinsho Corp.	1,000	43,509
Shinwa Co. Ltd.(1)	1,400	21,539
Sinfonia Technology Co. Ltd.	4,300	52,485
SK-Electronics Co. Ltd.	100	1,229
SKY Perfect JSAT Holdings, Inc.(1)	60,700	230,374
Soken Chemical & Engineering Co. Ltd.	800	10,512
Star Micronics Co. Ltd.	10,200	129,383
Starts Corp., Inc.	9,600	181,235
St-Care Holding Corp.	1,900	10,979
Stella Chemifa Corp.	2,300	43,226
Studio Alice Co. Ltd.(1)	400	6,044
Subaru Enterprise Co. Ltd.	100	6,721
Sumida Corp.	11,800	141,107
Sumitomo Densetsu Co. Ltd.	2,800	49,854
Sumitomo Heavy Industries Ltd.	17,800	419,066
Sumitomo Mitsui Construction Co. Ltd.	41,700	130,692
Sumitomo Osaka Cement Co. Ltd.(1)	5,600	156,438
Sumitomo Riko Co. Ltd.	6,000	31,065
Sumitomo Seika Chemicals Co. Ltd.	2,600	83,630
Sumitomo Warehouse Co. Ltd.(1)	17,500	273,605
Sun Corp.	6,200	104,642
Sun Frontier Fudousan Co. Ltd.	10,300	93,443
Sun-Wa Technos Corp.	1,500	22,422
Suruga Bank Ltd.(1)	36,000	113,168
Suzuken Co. Ltd.	8,100	204,546
SWCC Showa Holdings Co. Ltd.	5,200	72,472
T RAD Co. Ltd.(1)	1,600	26,852
Tachikawa Corp.	400	3,812
Taiheiyo Cement Corp.	23,300	428,386
Taiho Kogyo Co. Ltd.	1,500	7,105
Takamatsu Construction Group Co. Ltd.	1,600	23,565
Takamiya Co. Ltd.	1,000	3,229
Takaoka Toko Co. Ltd.	1,900	29,768
Takara Standard Co. Ltd.	7,400	78,192
Takasago International Corp.	1,900	35,377
Takasago Thermal Engineering Co. Ltd.	14,600	224,542
Takashimaya Co. Ltd.(1)	46,000	640,643
Take & Give Needs Co. Ltd.(2)	2,600	27,218
Teijin Ltd.	52,900	549,662
Tera Probe, Inc.	2,300	40,372
152

Avantis International Small Cap Value Fund
	Shares	Value
Tess Holdings Co. Ltd.(1)	3,100	$23,770
Toa Corp.(1)	2,900	56,515
TOA ROAD Corp.	200	10,300
Toagosei Co. Ltd.	6,500	59,815
Toenec Corp.	100	2,505
Toho Holdings Co. Ltd.	2,400	38,808
Toho Titanium Co. Ltd.(1)	8,300	120,526
TOKAI Holdings Corp.(1)	23,400	150,707
Tokai Rika Co. Ltd.(1)	4,100	46,989
Tokuyama Corp.(1)	20,100	320,417
Tokyo Electron Device Ltd.	400	23,820
Tokyo Kiraboshi Financial Group, Inc.	11,100	237,035
Tokyo Seimitsu Co. Ltd.(1)	10,900	397,941
Tokyo Steel Manufacturing Co. Ltd.(1)	21,100	233,205
Tokyo Tatemono Co. Ltd.	47,700	584,127
Tokyu Construction Co. Ltd.	27,100	137,637
Tomen Devices Corp.(1)	500	24,605
TOMONY Holdings, Inc.	34,600	100,100
Tomy Co. Ltd.	1,400	13,681
Tonami Holdings Co. Ltd.	300	8,851
Topre Corp.(1)	9,100	79,931
Towa Corp.(1)	1,400	19,554
Toyo Construction Co. Ltd.	9,500	61,844
Toyo Engineering Corp.(2)	5,200	22,402
Toyo Seikan Group Holdings Ltd.	42,700	555,648
Toyobo Co. Ltd.(1)	24,700	194,299
Toyoda Gosei Co. Ltd.	23,300	379,546
Toyota Boshoku Corp.	21,800	339,117
TPR Co. Ltd.	4,200	43,003
Traders Holdings Co. Ltd.	1,500	5,593
Transcosmos, Inc.	7,600	186,894
TRE Holdings Corp.	24	267
Tsubakimoto Chain Co.	6,900	161,637
Tsuburaya Fields Holdings, Inc.(1)	6,600	201,908
Tsugami Corp.(1)	3,000	32,380
Tsukuba Bank Ltd.	18,800	32,731
TV Asahi Holdings Corp.	5,400	57,607
UACJ Corp.	400	7,841
UBE Corp.(1)	15,900	238,460
Ulvac, Inc.	19,200	735,995
Unipres Corp.	12,100	71,618
Unitika Ltd.(2)	10,300	17,620
Univance Corp.	3,000	8,178
Valor Holdings Co. Ltd.	12,100	174,315
Valqua Ltd.	3,800	92,191
Vertex Corp.(1)	3,000	29,143
VT Holdings Co. Ltd.	17,600	65,862
Wakita & Co. Ltd.	2,600	21,522
Warabeya Nichiyo Holdings Co. Ltd.(1)	5,100	69,587
Wellnet Corp.	5,000	24,147
Willplus Holdings Corp.	900	7,713
153

Avantis International Small Cap Value Fund
	Shares	Value
Wood One Co. Ltd.	1,900	$17,439
Yachiyo Industry Co. Ltd.(1)	2,600	22,142
Yamada Holdings Co. Ltd.(1)	3,100	10,906
Yamaichi Electronics Co. Ltd.(1)	8,000	107,578
Yamazen Corp.	15,100	116,089
Yokogawa Bridge Holdings Corp.	10,300	155,317
Yokohama Rubber Co. Ltd.	16,200	307,427
Yokorei Co. Ltd.	12,800	94,257
Yokowo Co. Ltd.	1,900	27,716
Yorozu Corp.	1,600	9,129
Yuasa Trading Co. Ltd.(1)	5,300	142,372
Yurtec Corp.	2,200	12,210
		56,159,174
Netherlands — 1.9%
AerCap Holdings NV(2)	13,843	864,357
AMG Advanced Metallurgical Group NV	6,466	254,597
Arcadis NV	2,785	115,164
ASR Nederland NV	24,187	1,100,771
BE Semiconductor Industries NV	5,477	422,778
Flow Traders Ltd.	6,272	152,190
ForFarmers NV(1)	2,391	8,312
Heijmans NV, CVA	3,000	39,132
Koninklijke BAM Groep NV(2)	42,608	108,909
Koninklijke Vopak NV	11,268	359,483
Nedap NV	63	3,935
OCI NV	13,847	459,965
SIF Holding NV(1)	899	11,594
Sligro Food Group NV	1,343	22,609
TKH Group NV, CVA	148	6,826
		3,930,622
New Zealand — 0.7%
Air New Zealand Ltd.(2)	1,498,230	730,239
Channel Infrastructure NZ Ltd.(2)	5,917	5,299
KMD Brands Ltd.	68,129	47,514
Oceania Healthcare Ltd.	371,672	178,906
PGG Wrightson Ltd.	3,178	8,266
SKY Network Television Ltd.	10,714	16,738
SKYCITY Entertainment Group Ltd.(2)	301,255	483,737
Warehouse Group Ltd.	4,116	6,740
		1,477,439
Norway — 2.2%
2020 Bulkers Ltd.(2)	1,868	19,519
ABG Sundal Collier Holding ASA	97,287	60,523
BW Energy Ltd.(2)	18,279	51,306
BW LPG Ltd.	30,149	263,738
BW Offshore Ltd.	28,192	77,316
DNO ASA	181,406	207,861
FLEX LNG Ltd.(1)	13,168	458,722
Hafnia Ltd.	51,317	311,097
Kid ASA(1)	3,767	31,230
Klaveness Combination Carriers ASA	508	3,807
154

Avantis International Small Cap Value Fund
	Shares	Value
Kongsberg Automotive ASA(2)	5,303	$1,596
MPC Container Ships ASA	61,895	109,983
Norske Skog ASA(2)	12,428	80,118
Norwegian Energy Co. ASA(1)(2)	7,184	278,433
Odfjell Drilling Ltd.(2)	43,440	112,280
Odfjell Technology Ltd.(2)	6,441	33,508
OKEA ASA	4,565	14,209
PGS ASA(1)(2)	282,596	275,876
Protector Forsikring ASA	4,510	63,380
Rana Gruber ASA	6,299	37,704
Solstad Offshore ASA(2)	30,628	133,713
SpareBank 1 Nord Norge	28,395	281,732
SpareBank 1 SMN	20,873	275,288
SpareBank 1 Sorost-Norge	1,293	6,945
Sparebanken More	1,335	10,978
Sparebanken Vest(1)	1,609	15,593
Stolt-Nielsen Ltd.	5,795	179,143
Subsea 7 SA	58,917	765,292
TGS ASA	2,668	48,026
Wallenius Wilhelmsen ASA	36,719	321,009
		4,529,925
Portugal — 0.2%
CTT-Correios de Portugal SA	48,130	190,990
Greenvolt-Energias Renovaveis SA(1)(2)	122	935
Ibersol SGPS SA	9	61
Mota-Engil SGPS SA(1)	52,220	102,621
Semapa-Sociedade de Investimento e Gestao	2,895	43,831
		338,438
Singapore — 1.8%
BRC Asia Ltd.	5,500	7,299
Bumitama Agri Ltd.	185,600	88,705
Centurion Corp. Ltd.	10,500	2,879
China Sunsine Chemical Holdings Ltd.	27,500	9,298
ComfortDelGro Corp. Ltd.	296,900	266,601
Food Empire Holdings Ltd.	800	466
Fu Yu Corp. Ltd.	20,700	3,534
Geo Energy Resources Ltd.(1)	240,500	57,921
GKE Corp. Ltd.	228,600	13,420
Golden Agri-Resources Ltd.	3,815,900	722,088
Hong Fok Corp. Ltd.(1)	81,600	57,536
Hong Leong Asia Ltd.	41,900	21,142
Hour Glass Ltd.	33,400	53,751
Hutchison Port Holdings Trust, U Shares	2,478,300	457,043
InnoTek Ltd.	9,200	3,238
ISDN Holdings Ltd.	42,600	15,345
Japfa Ltd.(1)	27,900	6,212
Jiutian Chemical Group Ltd.	219,300	12,516
OUE Ltd.	15,900	14,510
Rex International Holding Ltd.	149,300	17,835
Riverstone Holdings Ltd.(1)	228,500	103,461
Samudera Shipping Line Ltd.	128,400	113,369
155

Avantis International Small Cap Value Fund
	Shares	Value
Sing Holdings Ltd.	11,800	$3,110
Singapore Post Ltd.	10,800	4,289
Tuan Sing Holdings Ltd.	399,413	99,353
Yangzijiang Financial Holding Ltd.(1)(2)	984,400	255,411
Yangzijiang Shipbuilding Holdings Ltd.	1,194,500	1,142,897
Yanlord Land Group Ltd.	238,000	192,635
Ying Li International Real Estate Ltd.(2)	4,700	136
		3,746,000
Spain — 1.9%
Acerinox SA	47,653	523,267
Amper SA(1)(2)	36,785	6,648
Atresmedia Corp. de Medios de Comunicacion SA(1)	20,289	73,867
Banco de Sabadell SA	961,848	1,256,362
Deoleo SA(1)(2)	10,719	2,869
Ence Energia y Celulosa SA	56,412	215,283
Ercros SA	14,677	62,446
Gestamp Automocion SA	62,142	287,805
Grupo Catalana Occidente SA	7,841	256,026
Laboratorios Farmaceuticos Rovi SA	2,696	118,647
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros(1)	184,026	182,620
Mediaset Espana Comunicacion SA(1)(2)	16,696	58,165
Melia Hotels International SA(2)	29,519	195,348
Miquel y Costas & Miquel SA	1,905	25,095
Neinor Homes SA(1)	5,607	54,464
Pharma Mar SA	2,289	135,173
Prosegur Cia de Seguridad SA	1,046	2,159
Sacyr SA(1)	109,304	356,454
		3,812,698
Sweden — 5.3%
Annehem Fastigheter AB, B Shares(2)	455	902
AQ Group AB	585	21,572
Arise AB(2)	3,286	13,952
Atrium Ljungberg AB, B Shares	2,155	37,588
Avanza Bank Holding AB(1)	11,533	305,022
Better Collective A/S(2)	11,720	208,831
Bilia AB, A Shares	32,370	431,264
Billerud AB	6,654	76,776
Bonava AB, B Shares(1)	20,091	45,796
Bulten AB	1,926	15,846
Bure Equity AB	861	21,228
Byggmax Group AB	3,444	12,557
Catena Media PLC(1)(2)	25,029	78,105
Cibus Nordic Real Estate AB(1)	15,421	183,954
Clas Ohlson AB, B Shares(1)	10,062	64,233
Cloetta AB, B Shares	80,377	171,799
Collector Bank AB(2)	18,091	77,622
Corem Property Group AB, B Shares	157,184	136,321
Dios Fastigheter AB	32,736	241,094
Elanders AB, B Shares	400	6,028
Electrolux Professional AB, B Shares	17,922	95,173
Elekta AB, B Shares(1)	60,328	470,874
156

Avantis International Small Cap Value Fund
	Shares	Value
G5 Entertainment AB(1)	3,291	$61,038
Granges AB	2,384	20,574
Hexatronic Group AB	3,892	45,322
Hoist Finance AB(2)	24,202	57,112
Hufvudstaden AB, A Shares	10,826	157,348
Inwido AB	8,130	90,169
Loomis AB	37,867	1,223,589
Maha Energy AB(1)(2)	26,420	24,146
MEKO AB	13,160	150,132
MIPS AB(1)	8,145	366,819
Modern Times Group MTG AB, B Shares(2)	44,218	305,919
Neobo Fastigheter AB(1)(2)	8,667	11,575
Net Insight AB, B Shares(2)	121,665	73,945
New Wave Group AB, B Shares	17,177	301,329
Nobia AB	11,873	20,000
NP3 Fastigheter AB	3,423	71,564
Nyfosa AB	65,807	544,972
Pandox AB(2)	42,922	580,008
Paradox Interactive AB	14,394	302,525
Peab AB, Class B	82,750	454,825
Platzer Fastigheter Holding AB, B Shares	8,452	73,146
RaySearch Laboratories AB(2)	6,000	48,561
Resurs Holding AB	48,139	115,906
Saab AB, B Shares	18,853	1,088,007
Samhallsbyggnadsbolaget i Norden AB(1)	86,675	141,429
Scandi Standard AB(2)	20,927	107,386
SkiStar AB	18,795	212,052
Solid Forsakring AB(2)	4,813	33,373
Stendorren Fastigheter AB(2)	511	9,565
Tethys Oil AB	15,095	83,435
TF Bank AB	180	2,566
Truecaller AB, B Shares(1)(2)	52,905	160,608
Wihlborgs Fastigheter AB	123,591	1,028,572
		10,684,054
Switzerland — 4.1%
Autoneum Holding AG(1)	1,722	250,047
Bell Food Group AG	1,040	303,378
Bellevue Group AG	642	27,515
Bucher Industries AG	1,065	481,422
Burckhardt Compression Holding AG	1,015	617,844
Burkhalter Holding AG	26	2,236
Cembra Money Bank AG	15,043	1,281,022
Coltene Holding AG(2)	353	26,873
EFG International AG	34,918	338,210
Feintool International Holding AG	531	13,655
Forbo Holding AG	375	491,728
Implenia AG(2)	6,083	273,694
Leonteq AG	5,598	323,114
Liechtensteinische Landesbank AG	1,372	88,969
Mobimo Holding AG	992	249,422
OC Oerlikon Corp. AG	94,771	573,638
157

Avantis International Small Cap Value Fund
	Shares	Value
Orior AG	1,088	$82,754
Phoenix Mecano AG, Bearer Shares	43	16,553
Sensirion Holding AG(2)	1,537	187,401
St Galler Kantonalbank AG	579	306,857
Swissquote Group Holding SA	5,853	1,114,425
TX Group AG	163	24,149
u-blox Holding AG(2)	4,323	463,990
Valiant Holding AG	6,825	752,542
V-ZUG Holding AG(1)(2)	209	21,151
Zehnder Group AG	644	49,949
		8,362,538
United Kingdom — 13.7%
Anglo Asian Mining PLC	5,959	6,735
Atalaya Mining PLC	24,177	104,843
Bank of Georgia Group PLC	15,287	514,767
Centamin PLC	449,870	551,344
Central Asia Metals PLC	49,285	156,090
Close Brothers Group PLC	38,779	473,516
CMC Markets PLC	30,696	90,935
Coats Group PLC	437,350	385,224
Computacenter PLC	4,909	133,602
Crest Nicholson Holdings PLC	71,551	210,269
DFS Furniture PLC	29,056	54,750
Direct Line Insurance Group PLC	406,732	880,513
Drax Group PLC	108,173	827,233
Dunelm Group PLC	15,171	229,353
easyJet PLC(2)	98,723	574,762
Ecora Resources PLC	49,271	80,300
Energean PLC	41,840	606,886
EnQuest PLC(2)	513,322	117,267
Essentra PLC	56,582	152,229
Ferrexpo PLC	89,916	159,331
Firstgroup PLC(1)	207,710	262,669
Forterra PLC	62,051	164,398
Frasers Group PLC(2)	45,795	440,229
Games Workshop Group PLC	267	29,639
Genel Energy PLC	36,022	54,285
Georgia Capital PLC(2)	3,896	38,294
Golar LNG Ltd.(2)	1,248	28,492
Grafton Group PLC	51,298	586,988
Greggs PLC	29,177	952,853
Gulf Keystone Petroleum Ltd.	89,863	224,062
Halfords Group PLC	21,023	53,172
Hargreaves Lansdown PLC	35,902	357,726
Hays PLC	499,961	709,560
Hikma Pharmaceuticals PLC	51,454	1,073,517
Hill & Smith PLC	10,982	182,316
Hochschild Mining PLC	68,105	52,319
Howden Joinery Group PLC	112,756	971,102
Hunting PLC	5,899	23,435
Ibstock PLC	81,092	165,694
158

Avantis International Small Cap Value Fund
	Shares	Value
IG Group Holdings PLC	83,934	$810,273
Inchcape PLC	121,009	1,322,970
Indivior PLC(2)	22,174	406,264
International Distributions Services PLC	159,906	449,707
International Personal Finance PLC	18,804	21,819
Investec PLC	63,009	401,308
Jadestone Energy PLC	43,668	44,638
JET2 PLC	56,950	884,656
Johnson Matthey PLC	46,622	1,223,122
Jubilee Metals Group PLC(1)(2)	2,770	317
Just Group PLC	19,926	20,942
Keller Group PLC	15,106	146,852
Liontrust Asset Management PLC	11,260	161,964
Lookers PLC	14,458	15,963
Man Group PLC	296,821	947,934
Marks & Spencer Group PLC(2)	606,168	1,165,618
McBride PLC(2)	1,428	413
Mitchells & Butlers PLC(2)	53,256	103,969
Mitie Group PLC	324,706	315,439
Molten Ventures PLC(2)	26,045	121,377
Motorpoint group PLC(2)	61	103
N Brown Group PLC(1)(2)	12,509	5,481
Ninety One PLC	120,046	303,425
OSB Group PLC	136,347	914,857
Pagegroup PLC	73,611	393,999
Pan African Resources PLC	412,906	67,238
Paragon Banking Group PLC	67,745	485,765
Petra Diamonds Ltd.(2)	46,129	44,740
Plus500 Ltd.	32,483	700,714
Provident Financial PLC	36,179	96,565
PZ Cussons PLC	4,899	10,742
Rathbones Group PLC	383	9,594
Reach PLC	103,368	114,439
Redde Northgate PLC	70,108	341,069
Redrow PLC	61,753	379,492
Restaurant Group PLC(2)	100,493	42,366
Secure Trust Bank PLC	121	1,123
Senior PLC	38,971	78,264
Serica Energy PLC	64,459	200,766
Shanta Gold Ltd.	106,592	13,790
Sirius Real Estate Ltd.	191,036	193,029
Speedy Hire PLC	138,940	61,709
Spire Healthcare Group PLC(2)	11,847	34,211
St. James's Place PLC	7,596	116,937
SThree PLC	28,594	156,808
Superdry PLC(2)	8,840	13,077
TBC Bank Group PLC	17,078	509,581
Tremor International Ltd.(1)(2)	10,787	41,264
Vertu Motors PLC	50,582	37,168
Virgin Money UK PLC	426,346	922,786
Vp PLC	235	1,998
159

Avantis International Small Cap Value Fund
	Shares	Value
Wickes Group PLC	49,645	$89,339
Xaar PLC(2)	533	1,108
Yellow Cake PLC(2)	51,172	246,728
Yu Group PLC(2)	2,736	23,675
		27,900,194
United States — 0.1%
ADTRAN Holdings, Inc.	4,877	84,789
VAALCO Energy, Inc.	8,004	37,539
		122,328
TOTAL COMMON STOCKS (Cost $190,077,573)		202,470,401
WARRANTS†
Italy†
Webuild SpA(1)(2) (Cost $—)	6,684	12,154
RIGHTS†
Germany†
Bauer AG(2) (Cost $—)	749	21
SHORT-TERM INVESTMENTS — 7.2%
Money Market Funds — 7.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	414,417	414,417
State Street Navigator Securities Lending Government Money Market Portfolio(3)	14,173,728	14,173,728
TOTAL SHORT-TERM INVESTMENTS (Cost $14,588,146)		14,588,145
TOTAL INVESTMENT SECURITIES — 106.7% (Cost $204,665,719)		217,070,721
OTHER ASSETS AND LIABILITIES — (6.7)%		(13,652,402)
TOTAL NET ASSETS — 100.0%		$203,418,319

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	20.9%
Financials	20.2%
Materials	18.1%
Consumer Discretionary	11.1%
Energy	10.1%
Information Technology	5.5%
Consumer Staples	3.8%
Real Estate	3.1%
Communication Services	2.8%
Health Care	2.4%
Utilities	1.5%
Short-Term Investments	7.2%
Other Assets and Liabilities	(6.7)%

160

Avantis International Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS
CVA	–	Certificaten Van Aandelen
†Category is less than 0.05% of total net assets.
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $32,590,492. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $34,763,737, which includes securities collateral of $20,590,009.

See Notes to Financial Statements.

161

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Assets
Investment securities, at value (cost of $326,034,583 and $172,735,091, respectively) — including $10,085,667 and $23,242,349, respectively of securities on loan	$298,922,656	$186,596,401
Investment made with cash collateral received for securities on loan, at value (cost of $4,380,478 and $13,906,610, respectively)	4,380,478	13,906,610
Total investment securities, at value (cost of $330,415,061 and $186,641,701, respectively)	303,303,134	200,503,011
Cash	28,421	—
Foreign currency holdings, at value (cost of $321,353 and $—, respectively)	49,124	—
Deposits with broker for futures contracts	31,800	31,800
Receivable for investments sold	—	3,084
Receivable for capital shares sold	128,608	63,455
Dividends and interest receivable	972,152	435,829
Securities lending receivable	22,370	13,419
	304,535,609	201,050,598

Liabilities
Foreign currency overdraft payable, at value (cost of $— and $911, respectively)	—	912
Payable for collateral received for securities on loan	4,380,478	13,906,610
Payable for investments purchased	246,112	18,506
Payable for capital shares redeemed	163,899	38,901
Payable for variation margin on futures contracts	1,875	1,875
Accrued management fees	77,966	31,577
Accrued foreign taxes	242,410	—
	5,112,740	13,998,381

Net Assets	$299,422,869	$187,052,217

Net Assets Consist of:
Capital paid in	$333,114,999	$175,050,775
Distributable earnings (loss)	(33,692,130)	12,001,442
	$299,422,869	$187,052,217

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Emerging Markets Equity Fund
Institutional Class	$295,724,448	29,252,530	$10.11
G Class	$3,698,421	365,467	$10.12
Avantis International Equity Fund
Institutional Class	$175,679,944	16,407,641	$10.71
G Class	$11,372,273	1,061,780	$10.71

See Notes to Financial Statements.
162

FEBRUARY 28, 2023 (UNAUDITED)
Avantis International Small Cap Value Fund
Assets
Investment securities, at value (cost of $190,491,991) — including $32,590,492 of securities on loan	$202,896,993
Investment made with cash collateral received for securities on loan, at value (cost of $14,173,728)	14,173,728
Total investment securities, at value (cost of $204,665,719)	217,070,721
Foreign currency holdings, at value (cost of $4,535)	4,520
Receivable for investments sold	7,858
Receivable for capital shares sold	65,260
Dividends and interest receivable	522,001
Securities lending receivable	19,855
217,690,215

Liabilities
Payable for collateral received for securities on loan	14,173,728
Payable for investments purchased	7,858
Payable for capital shares redeemed	33,328
Accrued management fees	56,982
14,271,896

Net Assets	$203,418,319

Net Assets Consist of:
Capital paid in	$198,283,089
Distributable earnings (loss)	5,135,230
$203,418,319

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis International Small Cap Value Fund
Institutional Class	$203,412,236	18,460,531	$11.02
G Class	$6,083	552	$11.02

See Notes to Financial Statements.
163

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $463,614, and $157,479, respectively)	$3,336,409	$1,680,889
Securities lending, net	127,313	69,424
Interest	54,983	26,178
	3,518,705	1,776,491

Expenses:
Management fees	419,003	186,729
Other expenses	1,527	1,775
	420,530	188,504
Fees waived - G Class	(5,159)	(12,015)
	415,371	176,489

Net investment income (loss)	3,103,334	1,600,002

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $12 and $—, respectively)	(2,372,531)	(1,044,655)
Futures contract transactions	224,496	(7,481)
Foreign currency translation transactions	(109,753)	44,637
	(2,257,788)	(1,007,499)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $394,811 and $—, respectively)	126,773	19,233,988
Futures contracts	(22,135)	(25,786)
Translation of assets and liabilities in foreign currencies	(297,247)	6,793
	(192,609)	19,214,995

Net realized and unrealized gain (loss)	(2,450,397)	18,207,496

Net Increase (Decrease) in Net Assets Resulting from Operations	$652,937	$19,807,498

See Notes to Financial Statements.
164

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis International Small Cap Value Fund
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $162,434)	$2,220,686
Securities lending, net	109,308
Interest	33,650
2,363,644

Expenses:
Management fees	302,937
Other expenses	1,032
303,969
Fees waived - G Class	(10)
303,959

Net investment income (loss)	2,059,685

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(4,833,387)
Futures contract transactions	61,361
Foreign currency translation transactions	70,198
(4,701,828)

Change in net unrealized appreciation (depreciation) on:
Investments	21,568,968
Futures contracts	(58,316)
Translation of assets and liabilities in foreign currencies	9,253
21,519,905

Net realized and unrealized gain (loss)	16,818,077

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,877,762

See Notes to Financial Statements.
165

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis Emerging Markets Equity Fund		Avantis International Equity Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$3,103,334	$7,170,971	$1,600,002	$3,472,796
Net realized gain (loss)	(2,257,788)	(2,876,204)	(1,007,499)	(813,964)
Change in net unrealized appreciation (depreciation)	(192,609)	(47,768,793)	19,214,995	(25,968,439)
Net increase (decrease) in net assets resulting from operations	652,937	(43,474,026)	19,807,498	(23,309,607)

Distributions to Shareholders
From earnings:
Institutional Class	(8,374,826)	(3,595,649)	(3,589,616)	(3,058,961)
G Class	(125,552)	(5,179)	(243,684)	(34,017)
Decrease in net assets from distributions	(8,500,378)	(3,600,828)	(3,833,300)	(3,092,978)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	65,655,470	169,634,805	38,361,549	81,040,548

Net increase (decrease) in net assets	57,808,029	122,559,951	54,335,747	54,637,963

Net Assets
Beginning of period	241,614,840	119,054,889	132,716,470	78,078,507
End of period	$299,422,869	$241,614,840	$187,052,217	$132,716,470

See Notes to Financial Statements.
166

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis International Small Cap Value Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$2,059,685	$5,051,412
Net realized gain (loss)	(4,701,828)	(1,556,400)
Change in net unrealized appreciation (depreciation)	21,519,905	(31,337,873)
Net increase (decrease) in net assets resulting from operations	18,877,762	(27,842,861)

Distributions to Shareholders
From earnings:
Institutional Class	(5,510,568)	(7,085,204)
G Class	(206)	(282)
Decrease in net assets from distributions	(5,510,774)	(7,085,486)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	38,233,331	55,037,524

Net increase (decrease) in net assets	51,600,319	20,109,177

Net Assets
Beginning of period	151,818,000	131,708,823
End of period	$203,418,319	$151,818,000

See Notes to Financial Statements.
167

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Emerging Markets Equity Fund, Avantis International Equity Fund and Avantis International Small Cap Value Fund (collectively, the funds) are three funds in a series issued by the trust. Each of the funds' investment objective is to seek long-term capital appreciation. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

168

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income and net realized gains, if any, are generally declared and paid annually. Each fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization).

169

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Emerging Markets Equity Fund
Common Stocks	$4,380,478	—	—	—	$4,380,478
Gross amount of recognized liabilities for securities lending transactions					$4,380,478

Avantis International Equity Fund
Common Stocks	$13,906,606	—	—	—	$13,906,606
Warrants	4	—	—	—	4
Total Borrowings	$13,906,610	—	—	—	$13,906,610
Gross amount of recognized liabilities for securities lending transactions					$13,906,610

Avantis International Small Cap Value Fund
Common Stocks	$14,161,178	—	—	—	$14,161,178
Warrants	12,550	—	—	—	12,550
Total Borrowings	$14,173,728	—	—	—	$14,173,728
Gross amount of recognized liabilities for securities lending transactions					$14,173,728
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

170

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 6% of the shares of Avantis International Equity Fund.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2023, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Emerging Markets Equity Fund	0.33%	0.33%	0.00%
Avantis International Equity Fund	0.23%	0.23%	0.00%
Avantis International Small Cap Value Fund	0.36%	0.36%	0.00%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2023 were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Purchases	$66,557,667	$43,962,731	$61,911,579
Sales	$6,987,435	$7,418,742	$24,663,646

171

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Avantis Emerging Markets Equity Fund
Institutional Class
Sold	10,060,208	$102,197,731	18,214,805	$211,886,239
Issued in reinvestment of distributions	830,729	8,265,757	279,932	3,518,747
Redeemed	(4,713,064)	(45,850,956)	(4,326,978)	(48,726,237)
	6,177,873	64,612,532	14,167,759	166,678,749
G Class
Sold	128,055	1,309,035	262,509	3,085,435
Issued in reinvestment of distributions	12,606	125,552	412	5,179
Redeemed	(40,824)	(391,649)	(11,386)	(134,558)
	99,837	1,042,938	251,535	2,956,056
Net increase (decrease)	6,277,710	$65,655,470	14,419,294	$169,634,805

Avantis International Equity Fund
Institutional Class
Sold	7,342,845	$70,713,014	9,727,575	$106,017,213
Issued in reinvestment of distributions	353,657	3,589,616	257,056	3,058,961
Redeemed	(3,826,662)	(36,538,154)	(3,637,313)	(38,696,269)
	3,869,840	37,764,476	6,347,318	70,379,905
G Class
Sold	247,902	2,434,417	1,026,201	11,458,538
Issued in reinvestment of distributions	24,032	243,684	2,861	34,017
Redeemed	(215,506)	(2,081,028)	(76,106)	(831,912)
	56,428	597,073	952,956	10,660,643
Net increase (decrease)	3,926,268	$38,361,549	7,300,274	$81,040,548

Avantis International Small Cap Value Fund
Institutional Class
Sold	6,183,893	$63,773,449	9,036,277	$105,208,521
Issued in reinvestment of distributions	532,422	5,510,568	594,896	7,085,204
Redeemed	(3,091,235)	(31,050,892)	(5,127,997)	(57,256,483)
	3,625,080	38,233,125	4,503,176	55,037,242
G Class
Issued in reinvestment of distributions	20	206	24	282
Net increase (decrease)	3,625,100	$38,233,331	4,503,200	$55,037,524
172

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Emerging Markets Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$9,450,973	$7,776,936	—
Chile	499,544	1,573,378	—
China	17,470,169	68,360,471	—
Colombia	184,026	207,094	—
India	3,274,144	44,564,529	—
Indonesia	489,517	6,155,629	—
Mexico	2,986,029	5,645,179	—
Peru	793,825	—	—
Philippines	104,188	2,569,073	—
South Africa	1,924,864	9,819,921	—
South Korea	3,027,515	35,980,059	—
Taiwan	11,946,073	40,756,970	—
Turkey	99,492	2,559,667	—
Other Countries	—	19,117,265	—
Rights	—	3,201	—
Warrants	—	1,576	—
Corporate Bonds	—	371	—
Short-Term Investments	5,961,456	—	—
	$58,211,815	$245,091,319	—
Other Financial Instruments
Futures Contracts	$7,458	—	—

173

Avantis International Equity Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,241,108	$11,473,606	—
Belgium	329,120	1,473,443	—
Canada	32,114	19,262,440	—
Denmark	1,893,294	2,750,166	—
Finland	159,077	1,593,868	—
France	3,502,991	14,964,890	—
Germany	933,862	12,216,950	—
Hong Kong	138,585	4,341,663	—
Israel	327,004	1,125,898	—
Italy	368,100	4,165,658	—
Japan	3,235,092	34,506,571	—
Netherlands	2,869,202	3,991,891	—
Norway	282,182	1,320,971	—
Singapore	95,754	2,455,746	—
Spain	1,160,654	3,006,075	—
Sweden	173,966	6,247,034	—
Switzerland	2,564,210	12,658,910	—
United Kingdom	11,154,271	14,169,424	—
United States	14,506	388,362	—
Other Countries	—	2,604,617	—
Rights	—	3,951	—
Warrants	—	12	—
Short-Term Investments	15,305,773	—	—
	$45,780,865	$154,722,146	—

Liabilities
Other Financial Instruments
Futures Contracts	$7,392	—	—

Avantis International Small Cap Value Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,358,216	$201,112,185	—
Warrants	—	12,154	—
Rights	—	21	—
Short-Term Investments	14,588,145	—	—
	$15,946,361	$201,124,360	—

174

7. Derivative Instruments

Equity Price Risk — The funds are subject to equity price risk in the normal course of pursuing its investment objectives. A fund may enter into futures contracts based on an equity index in order to manage its exposure to changes in market conditions. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The funds' average notional exposure to equity price risk derivative instruments held during the period were as follows:

Futures Contracts Purchased
Avantis Emerging Markets Equity Fund	$651,219
Avantis International Equity Fund	$617,319
Avantis International Small Cap Value Fund	$805,167

Value of Derivative Instruments as of February 28, 2023

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,875

Avantis International Equity Fund
Equity Price Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	$1,875
*Included in the unrealized appreciation (depreciation) on futures contracts, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Emerging Markets Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$224,496	Change in net unrealized appreciation (depreciation) on futures contracts	$(22,135)

Avantis International Equity Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$(7,481)	Change in net unrealized appreciation (depreciation) on futures contracts	$(25,786)

Avantis International Small Cap Value Fund
Equity Price Risk	Net realized gain (loss) on futures contract transactions	$61,361	Change in net unrealized appreciation (depreciation) on futures contracts	$(58,316)

175

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

Avantis International Small Cap Value Fund invests in common stocks of small companies. Because of this, the fund may be subject to greater risk and market fluctuations than a fund investing in larger, more established companies.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Emerging Markets Equity Fund	Avantis International Equity Fund	Avantis International Small Cap Value Fund
Federal tax cost of investments	$330,629,236	$186,984,302	$204,975,510
Gross tax appreciation of investments	$18,038,276	$23,780,724	$27,050,994
Gross tax depreciation of investments	(45,364,378)	(10,262,015)	(14,955,783)
Net tax appreciation (depreciation) of investments	$(27,326,102)	$13,518,709	$12,095,211

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Emerging Markets Equity Fund	$(1,814,680)	$(1,324,636)
Avantis International Equity Fund	$(767,998)	—
Avantis International Small Cap Value Fund	$(1,665,306)	—
176

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Emerging Markets Equity Fund
Institutional Class
2023(3)	$10.35	0.12	(0.01)	0.11	(0.35)	$10.11	1.09%	0.33%(4)	0.33%(4)	2.44%(4)	2.44%(4)	3%	$295,724
2022	$13.35	0.44	(3.20)	(2.76)	(0.24)	$10.35	(20.98)%	0.33%	0.33%	3.84%	3.84%	4%	$238,858
2021	$10.32	0.29	2.93	3.22	(0.19)	$13.35	31.29%	0.33%	0.33%	2.29%	2.29%	9%	$118,866
2020(5)	$10.00	0.23	0.12	0.35	(0.03)	$10.32	3.57%	0.33%(4)	0.33%(4)	3.26%(4)	3.26%(4)	4%	$36,539
G Class
2023(3)	$10.38	0.14	(0.02)	0.12	(0.38)	$10.12	1.23%	0.00%(4)(6)	0.33%(4)	2.77%(4)	2.44%(4)	3%	$3,698
2022	$13.38	0.53	(3.25)	(2.72)	(0.28)	$10.38	(20.69)%	0.00%(6)	0.33%	4.17%	3.84%	4%	$2,757
2021(7)	$13.16	0.31	(0.09)	0.22	—	$13.38	1.67%	0.00%(4)(6)	0.33%(4)	3.75%(4)	3.42%(4)	9%(8)	$189

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Equity Fund
Institutional Class
2023(3)	$9.80	0.10	1.03	1.13	(0.22)	—	(0.22)	$10.71	11.71%	0.23%(4)	0.23%(4)	1.96%(4)	1.96%(4)	5%	$175,680
2022	$12.51	0.37	(2.66)	(2.29)	(0.30)	(0.12)	(0.42)	$9.80	(18.92)%	0.23%	0.23%	3.31%	3.31%	6%	$122,850
2021	$9.78	0.27	2.64	2.91	(0.18)	—	(0.18)	$12.51	30.11%	0.23%	0.23%	2.35%	2.35%	13%	$77,422
2020(5)	$10.00	0.17	(0.38)	(0.21)	(0.01)	—	(0.01)	$9.78	(2.10)%	0.23%(4)	0.23%(4)	2.54%(4)	2.54%(4)	2%	$50,898
G Class
2023(3)	$9.81	0.11	1.04	1.15	(0.25)	—	(0.25)	$10.71	11.85%	0.00%(4)(6)	0.23%(4)	2.19%(4)	1.96%(4)	5%	$11,372
2022	$12.52	0.44	(2.71)	(2.27)	(0.32)	(0.12)	(0.44)	$9.81	(18.72)%	0.00%(6)	0.23%	3.54%	3.31%	6%	$9,867
2021(7)	$11.35	0.21	0.96	1.17	—	—	—	$12.52	10.31%	0.00%(4)(6)	0.23%(4)	2.79%(4)	2.56%(4)	13%(8)	$656

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis International Small Cap Value Fund
Institutional Class
2023(3)	$10.23	0.13	1.01	1.14	(0.35)	—	(0.35)	$11.02	11.34%	0.36%(4)	0.36%(4)	2.45%(4)	2.45%(4)	15%	$203,412
2022	$12.75	0.38	(2.39)	(2.01)	(0.30)	(0.21)	(0.51)	$10.23	(16.31)%	0.36%	0.36%	3.31%	3.31%	44%	$151,813
2021	$9.32	0.27	3.31	3.58	(0.15)	—	(0.15)	$12.75	38.73%	0.36%	0.36%	2.33%	2.33%	34%	$131,702
2020(5)	$10.00	0.14	(0.78)	(0.64)	(0.04)	—	(0.04)	$9.32	(6.43)%	0.36%(4)	0.36%(4)	2.18%(4)	2.18%(4)	12%	$42,263
G Class
2023(3)	$10.26	0.15	1.00	1.15	(0.39)	—	(0.39)	$11.02	11.42%	0.00%(4)(6)	0.36%(4)	2.81%(4)	2.45%(4)	15%	$6
2022	$12.77	0.42	(2.38)	(1.96)	(0.34)	(0.21)	(0.55)	$10.26	(15.92)%	0.00%(6)	0.36%	3.67%	3.31%	44%	$5
2021(7)	$11.31	0.21	1.25	1.46	—	—	—	$12.77	12.91%	0.00%(4)(6)	0.36%(4)	2.82%(4)	2.46%(4)	34%(8)	$6

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)December 4, 2019 (fund inception) through August 31, 2020.
(6)Ratio was less than 0.005%.
(7)January 20, 2021 (commencement of sale) through August 31, 2021.
(8)Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended August 31, 2021.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

183

Notes
184

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97503 2304

Semiannual Report

February 28, 2023

Avantis® Core Fixed Income Fund
Institutional Class (AVIGX)
G Class (AVBNX)
Avantis® Core Municipal Fixed Income Fund
Institutional Class (AVMUX)
G Class (AVFNX)
Avantis® Short-Term Fixed Income Fund
Institutional Class (AVSFX)
G Class (AVGNX)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.

The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis Core Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	59.0%
U.S. Government Agency Mortgage-Backed Securities	19.3%
U.S. Treasury Securities and Equivalents	24.8%
U.S. Government Agency Securities	3.1%
Sovereign Governments and Agencies	1.0%
Short-Term Investments	13.4%
Other Assets and Liabilities	(20.6)%

3

Fund Characteristics

FEBRUARY 28, 2023

Avantis Core Municipal Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Municipal Securities	98.4%
Short-Term Investments	0.5%
Other Assets and Liabilities	1.1%

Top Five States and Territories	% of net assets
New York	16.6%
California	15.9%
Texas	6.1%
Illinois	5.9%
Massachusetts	5.1%

Top Five Sectors	% of fund investments
Special Tax	26%
General Obligation (GO) - State	17%
General Obligation (GO) - Local	14%
Public Power	9%
Water & Sewer	7%
4

Fund Characteristics

FEBRUARY 28, 2023

Avantis Short-Term Fixed Income Fund
Types of Investments in Portfolio	% of net assets
Corporate Bonds	64.2%
U.S. Treasury Securities and Equivalents	31.7%
U.S. Government Agency Securities	3.2%
Short-Term Investments	1.7%
Other Assets and Liabilities	(0.8)%
5

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
6

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Core Fixed Income Fund
Actual
Institutional Class	$1,000	$981.30	$0.74	0.15%
G Class	$1,000	$983.30	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
Avantis Core Municipal Fixed Income Fund
Actual
Institutional Class	$1,000	$1,007.40	$0.90	0.18%
G Class	$1,000	$1,008.20	$0.15	0.03%
Hypothetical
Institutional Class	$1,000	$1,023.90	$0.90	0.18%
G Class	$1,000	$1,024.65	$0.15	0.03%
Avantis Short-Term Fixed Income Fund
Actual
Institutional Class	$1,000	$995.90	$0.74	0.15%
G Class	$1,000	$996.70	$0.00	0.00%(2)
Hypothetical
Institutional Class	$1,000	$1,024.05	$0.75	0.15%
G Class	$1,000	$1,024.80	$0.00	0.00%(2)
(1)Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Other expenses did not exceed 0.005%.
7

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
CORPORATE BONDS — 59.0%
Aerospace and Defense — 1.7%
Boeing Co., 3.625%, 2/1/31	$110,000	$96,526
Boeing Co., 3.60%, 5/1/34	90,000	72,890
General Dynamics Corp., 3.625%, 4/1/30	184,000	171,616
Huntington Ingalls Industries, Inc., 3.48%, 12/1/27	30,000	27,447
Lockheed Martin Corp., 3.55%, 1/15/26	48,000	46,403
Lockheed Martin Corp., 1.85%, 6/15/30	175,000	143,433
Northrop Grumman Corp., 3.25%, 1/15/28	42,000	38,803
Textron, Inc., 4.00%, 3/15/26	30,000	29,013
		626,131
Air Freight and Logistics — 0.3%
United Parcel Service, Inc., 3.90%, 4/1/25	100,000	97,765
Airlines — 0.3%
Southwest Airlines Co., 5.125%, 6/15/27	102,000	100,623
Southwest Airlines Co., 2.625%, 2/10/30	37,000	30,848
		131,471
Auto Components — 0.1%
BorgWarner, Inc., 2.65%, 7/1/27(1)	48,000	43,120
Automobiles — 1.0%
American Honda Finance Corp., 1.00%, 9/10/25	60,000	54,186
American Honda Finance Corp., 2.35%, 1/8/27	48,000	43,778
American Honda Finance Corp., 3.50%, 2/15/28	150,000	140,481
General Motors Financial Co., Inc., 5.10%, 1/17/24	27,000	26,878
General Motors Financial Co., Inc., 4.00%, 1/15/25	65,000	63,033
Toyota Motor Credit Corp., 3.375%, 4/1/30	30,000	27,505
Toyota Motor Credit Corp., 1.65%, 1/10/31(1)	38,000	30,227
		386,088
Banks — 8.6%
African Development Bank, 0.875%, 7/22/26	100,000	88,381
Asian Development Bank, 0.25%, 10/6/23	25,000	24,278
Asian Development Bank, 0.375%, 6/11/24	100,000	94,102
Asian Development Bank, 0.375%, 9/3/25	50,000	44,912
Asian Development Bank, 2.375%, 8/10/27	16,000	14,758
Asian Infrastructure Investment Bank, 0.25%, 9/29/23	50,000	48,608
Asian Infrastructure Investment Bank, 2.25%, 5/16/24	100,000	96,467
Asian Infrastructure Investment Bank, 0.50%, 5/28/25	150,000	135,980
Bank of Nova Scotia, 3.40%, 2/11/24	68,000	66,722
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,327
European Bank for Reconstruction & Development, 0.50%, 1/28/26	100,000	88,813
European Investment Bank, 3.125%, 12/14/23	250,000	246,077
European Investment Bank, 1.375%, 3/15/27	150,000	133,600
Fifth Third Bancorp, 3.65%, 1/25/24	66,000	65,075
Inter-American Development Bank, 3.00%, 10/4/23	150,000	147,950
Inter-American Development Bank, 2.625%, 1/16/24	25,000	24,434
Inter-American Development Bank, 0.625%, 7/15/25	150,000	136,466
8

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Inter-American Development Bank, 3.20%, 8/7/42	$200,000	$167,791
International Bank for Reconstruction & Development, 2.50%, 3/19/24	50,000	48,574
International Bank for Reconstruction & Development, 0.50%, 10/28/25	75,000	67,355
International Bank for Reconstruction & Development, 0.875%, 7/15/26	25,000	22,182
International Bank for Reconstruction & Development, 0.75%, 11/24/27	60,000	50,931
KeyCorp, 2.55%, 10/1/29	200,000	169,310
Kreditanstalt fuer Wiederaufbau, 0.25%, 3/8/24	350,000	332,632
Kreditanstalt fuer Wiederaufbau, 1.25%, 1/31/25	25,000	23,350
Oesterreichische Kontrollbank AG, 1.50%, 2/12/25	125,000	117,076
PNC Financial Services Group, Inc., 2.55%, 1/22/30	200,000	170,233
Royal Bank of Canada, 2.30%, 11/3/31	200,000	160,567
Santander Holdings USA, Inc., 3.45%, 6/2/25	36,000	34,255
Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	30,000	29,733
US Bancorp, 3.95%, 11/17/25	97,000	94,201
Wells Fargo & Co., 3.55%, 9/29/25	66,000	63,202
Westpac Banking Corp., 2.85%, 5/13/26	70,000	65,285
Westpac Banking Corp., 3.35%, 3/8/27	145,000	136,379
		3,234,006
Beverages — 0.4%
Molson Coors Beverage Co., 3.00%, 7/15/26	73,000	67,569
PepsiCo, Inc., 3.00%, 10/15/27	73,000	67,980
		135,549
Biotechnology — 0.2%
Biogen, Inc., 2.25%, 5/1/30	78,000	63,199
Building Products — 0.4%
Owens Corning, 3.875%, 6/1/30	150,000	136,149
Capital Markets — 4.6%
Bank of New York Mellon Corp., 3.85%, 4/26/29	250,000	233,925
BlackRock, Inc., 2.10%, 2/25/32	75,000	60,056
Brookfield Finance I U.K. PLC/Brookfield Finance, Inc., 2.34%, 1/30/32	125,000	97,966
Brookfield Finance, Inc., 3.90%, 1/25/28	66,000	61,528
Cboe Global Markets, Inc., 3.65%, 1/12/27	200,000	191,270
Charles Schwab Corp., 3.20%, 3/2/27	30,000	28,070
Charles Schwab Corp., 2.75%, 10/1/29	55,000	47,825
Charles Schwab Corp., 1.95%, 12/1/31	120,000	94,089
CME Group, Inc., 3.75%, 6/15/28	100,000	95,546
Goldman Sachs Group, Inc., 3.80%, 3/15/30	150,000	136,231
Intercontinental Exchange, Inc., 4.35%, 6/15/29	100,000	97,121
Intercontinental Exchange, Inc., 2.10%, 6/15/30	200,000	162,249
Lazard Group LLC, 4.375%, 3/11/29	125,000	117,254
Morgan Stanley, 3.875%, 1/27/26	150,000	144,682
S&P Global, Inc., 2.95%, 1/22/27	25,000	23,429
S&P Global, Inc., 2.45%, 3/1/27(2)	173,000	157,530
		1,748,771
Chemicals — 1.3%
CF Industries, Inc., 5.15%, 3/15/34	138,000	128,590
Dow Chemical Co., 4.25%, 10/1/34	100,000	89,156
9

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
EIDP, Inc., 2.30%, 7/15/30	$30,000	$25,236
Linde, Inc., 3.20%, 1/30/26	48,000	46,219
Mosaic Co., 5.45%, 11/15/33	60,000	59,402
RPM International, Inc., 4.55%, 3/1/29	64,000	59,306
Westlake Corp., 3.60%, 8/15/26	42,000	39,549
Westlake Corp., 3.375%, 6/15/30	30,000	25,952
		473,410
Communications Equipment — 0.3%
Motorola Solutions, Inc., 4.60%, 5/23/29	100,000	94,203
Construction and Engineering — 0.1%
Quanta Services, Inc., 2.90%, 10/1/30	30,000	24,856
Consumer Finance — 0.2%
Ally Financial, Inc., 5.80%, 5/1/25	60,000	60,082
Diversified Financial Services — 0.2%
Corebridge Financial, Inc., 3.65%, 4/5/27(2)	50,000	46,683
Equitable Holdings, Inc., 4.35%, 4/20/28	30,000	28,522
		75,205
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 2.75%, 6/1/31	120,000	99,213
Verizon Communications, Inc., 5.85%, 9/15/35	125,000	125,812
		225,025
Electric Utilities — 4.1%
Baltimore Gas & Electric Co., 2.25%, 6/15/31	140,000	113,347
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	12,000	11,742
CenterPoint Energy Houston Electric LLC, 6.95%, 3/15/33	120,000	135,244
DTE Electric Co., Series C, 2.625%, 3/1/31	66,000	55,850
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	106,153
Duke Energy Carolinas LLC, Series A, 6.00%, 12/1/28	30,000	31,439
Duke Energy Corp., 4.50%, 8/15/32	125,000	115,796
Edison International, 3.55%, 11/15/24	65,000	62,765
Entergy Arkansas LLC, 4.00%, 6/1/28	32,000	30,260
Entergy Louisiana LLC, 3.05%, 6/1/31	33,000	28,189
Entergy Mississippi LLC, 2.85%, 6/1/28(1)	160,000	143,904
MidAmerican Energy Co., 6.75%, 12/30/31	70,000	78,011
PacifiCorp, 2.70%, 9/15/30	54,000	46,219
PacifiCorp, 6.25%, 10/15/37	150,000	161,607
Public Service Co. of New Hampshire, 2.20%, 6/15/31	140,000	114,830
Public Service Electric & Gas Co., 3.00%, 5/15/27	36,000	33,371
Puget Energy, Inc., 4.10%, 6/15/30	66,000	59,327
Southern Co., 3.70%, 4/30/30	150,000	135,231
Union Electric Co., 2.95%, 3/15/30	68,000	59,609
Wisconsin Power & Light Co., 3.00%, 7/1/29	24,000	21,075
		1,543,969
Electronic Equipment, Instruments and Components — 0.2%
Flex Ltd., 3.75%, 2/1/26	30,000	28,529
Trimble, Inc., 4.90%, 6/15/28	62,000	59,543
		88,072
Energy Equipment and Services — 1.2%
Baker Hughes Holdings LLC, 5.125%, 9/15/40	175,000	164,691
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 3.34%, 12/15/27	30,000	27,716
10

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Halliburton Co., 2.92%, 3/1/30	$175,000	$151,373
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	70,000	64,039
Schlumberger Investment SA, 2.65%, 6/26/30	66,000	56,827
		464,646
Equity Real Estate Investment Trusts (REITs) — 5.9%
Alexandria Real Estate Equities, Inc., 3.375%, 8/15/31	50,000	43,932
American Homes 4 Rent LP, 4.25%, 2/15/28	66,000	61,709
American Tower Corp., 3.60%, 1/15/28	66,000	60,449
American Tower Corp., 2.90%, 1/15/30	100,000	84,743
AvalonBay Communities, Inc., 3.20%, 1/15/28	24,000	22,085
AvalonBay Communities, Inc., 3.30%, 6/1/29	75,000	67,217
Boston Properties LP, 3.65%, 2/1/26	250,000	237,002
Brixmor Operating Partnership LP, 3.65%, 6/15/24	69,000	66,837
Camden Property Trust, 3.15%, 7/1/29	85,000	75,549
Crown Castle, Inc., 3.30%, 7/1/30	150,000	130,738
Equinix, Inc., 2.00%, 5/15/28	125,000	105,694
ERP Operating LP, 3.25%, 8/1/27	90,000	83,362
Essex Portfolio LP, 4.00%, 3/1/29	150,000	137,974
Host Hotels & Resorts LP, 4.50%, 2/1/26	70,000	67,534
Kilroy Realty LP, 4.75%, 12/15/28	100,000	91,879
Kilroy Realty LP, 2.50%, 11/15/32(1)	79,000	55,938
Kimco Realty OP LLC, 4.60%, 2/1/33	175,000	161,087
Prologis LP, 2.25%, 4/15/30	115,000	96,304
Realty Income Corp., 3.65%, 1/15/28	36,000	33,756
Simon Property Group LP, 2.20%, 2/1/31	200,000	159,931
Sun Communities Operating LP, 2.30%, 11/1/28	100,000	84,617
UDR, Inc., 3.20%, 1/15/30	264,000	231,674
Ventas Realty LP, 4.75%, 11/15/30	66,000	62,315
		2,222,326
Food and Staples Retailing — 0.7%
Costco Wholesale Corp., 3.00%, 5/18/27	125,000	117,693
Sysco Corp., 5.375%, 9/21/35	125,000	121,870
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	5,000	4,696
Walgreens Boots Alliance, Inc., 3.20%, 4/15/30	30,000	25,467
		269,726
Food Products — 0.9%
Archer-Daniels-Midland Co., 3.25%, 3/27/30	66,000	59,512
Bunge Ltd. Finance Corp., 3.25%, 8/15/26	73,000	68,012
Bunge Ltd. Finance Corp., 2.75%, 5/14/31(1)	100,000	82,385
Campbell Soup Co., 4.15%, 3/15/28	64,000	61,148
Conagra Brands, Inc., 4.85%, 11/1/28	75,000	72,708
		343,765
Gas Utilities — 0.1%
Southern California Gas Co., 2.55%, 2/1/30	35,000	29,671
Health Care Equipment and Supplies — 0.1%
Edwards Lifesciences Corp., 4.30%, 6/15/28	26,000	24,927
Medtronic, Inc., 4.375%, 3/15/35	30,000	28,458
		53,385
Health Care Providers and Services — 1.6%
Adventist Health System, 2.95%, 3/1/29	67,000	57,788
11

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Cardinal Health, Inc., 3.08%, 6/15/24	$30,000	$29,061
CVS Health Corp., 4.875%, 7/20/35	70,000	65,838
HCA, Inc., 3.625%, 3/15/32(2)	200,000	169,213
Humana, Inc., 2.15%, 2/3/32	200,000	154,521
UnitedHealth Group, Inc., 3.45%, 1/15/27	24,000	22,763
UnitedHealth Group, Inc., 5.35%, 2/15/33	80,000	81,894
UnitedHealth Group, Inc., 4.625%, 7/15/35	24,000	23,019
		604,097
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., Series FF, 4.625%, 6/15/30	75,000	70,852
Household Durables — 0.3%
DR Horton, Inc., 1.40%, 10/15/27(1)	150,000	125,693
Industrial Conglomerates — 0.5%
3M Co., 3.375%, 3/1/29	100,000	90,495
3M Co., 5.70%, 3/15/37	18,000	18,279
Honeywell International, Inc., 1.75%, 9/1/31	50,000	39,587
Honeywell International, Inc., 5.70%, 3/15/36	24,000	25,286
		173,647
Insurance — 2.2%
Aflac, Inc., 3.60%, 4/1/30	75,000	69,051
Assurant, Inc., 3.70%, 2/22/30	100,000	86,245
Chubb INA Holdings, Inc., 1.375%, 9/15/30	36,000	28,016
Chubb INA Holdings, Inc., 6.70%, 5/15/36	75,000	83,296
Hartford Financial Services Group, Inc., 2.80%, 8/19/29	50,000	43,105
MetLife, Inc., 4.55%, 3/23/30	165,000	162,192
Prudential PLC, 3.625%, 3/24/32	250,000	223,677
Willis North America, Inc., 4.50%, 9/15/28	150,000	142,389
		837,971
Internet and Direct Marketing Retail — 0.3%
Amazon.com, Inc., 5.20%, 12/3/25	30,000	30,221
Amazon.com, Inc., 4.80%, 12/5/34	100,000	100,088
		130,309
IT Services — 0.9%
Global Payments, Inc., 4.45%, 6/1/28	100,000	93,456
International Business Machines Corp., 3.50%, 5/15/29	100,000	91,276
VeriSign, Inc., 2.70%, 6/15/31	200,000	161,603
		346,335
Leisure Products — 0.2%
Hasbro, Inc., 3.50%, 9/15/27	67,000	61,498
Machinery — 0.8%
ABB Finance USA, Inc., 3.80%, 4/3/28	64,000	61,792
Caterpillar Financial Services Corp., 1.10%, 9/14/27	30,000	25,672
John Deere Capital Corp., 3.05%, 1/6/28	102,000	95,723
Otis Worldwide Corp., 2.57%, 2/15/30	150,000	126,532
		309,719
Media — 0.9%
Comcast Corp., 4.25%, 10/15/30	210,000	199,487
Fox Corp., 3.05%, 4/7/25	130,000	124,127
		323,614
12

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Metals and Mining — 0.6%
Barrick Gold Corp., 6.45%, 10/15/35	$100,000	$105,362
Kinross Gold Corp., 4.50%, 7/15/27	42,000	40,171
Steel Dynamics, Inc., 3.25%, 1/15/31	100,000	86,611
		232,144
Multiline Retail — 0.3%
Dollar Tree, Inc., 4.00%, 5/15/25	65,000	63,153
Dollar Tree, Inc., 4.20%, 5/15/28	30,000	28,544
Target Corp., 2.65%, 9/15/30	42,000	35,998
		127,695
Multi-Utilities — 0.4%
Dominion Energy, Inc., 5.95%, 6/15/35	100,000	102,884
San Diego Gas & Electric Co., 1.70%, 10/1/30	37,000	29,186
		132,070
Oil, Gas and Consumable Fuels — 5.2%
Boardwalk Pipelines LP, 4.80%, 5/3/29	50,000	47,484
BP Capital Markets America, Inc., 3.12%, 5/4/26	250,000	236,327
Burlington Resources LLC, 7.40%, 12/1/31	18,000	20,620
Canadian Natural Resources Ltd., 2.95%, 7/15/30	29,000	24,593
Canadian Natural Resources Ltd., 5.85%, 2/1/35	60,000	57,826
Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/27	63,000	62,204
Chevron Corp., 1.55%, 5/11/25	42,000	39,001
Chevron USA, Inc., 3.85%, 1/15/28	26,000	25,020
ConocoPhillips Co., 6.95%, 4/15/29	85,000	93,298
Devon Energy Corp., 4.50%, 1/15/30	133,000	123,862
Diamondback Energy, Inc., 6.25%, 3/15/33	175,000	178,745
Enbridge, Inc., 3.125%, 11/15/29	42,000	36,648
Energy Transfer LP, 6.50%, 2/1/42	75,000	74,890
Enterprise Products Operating LLC, 3.70%, 2/15/26	18,000	17,293
EOG Resources, Inc., 4.15%, 1/15/26	200,000	195,370
Equinor ASA, 2.875%, 4/6/25	44,000	42,102
Equinor ASA, 1.75%, 1/22/26	70,000	63,931
Exxon Mobil Corp., 2.44%, 8/16/29	54,000	47,607
Hess Corp., 5.60%, 2/15/41	150,000	140,301
Kinder Morgan, Inc., 5.30%, 12/1/34	18,000	16,908
Marathon Petroleum Corp., 4.70%, 5/1/25	24,000	23,669
MPLX LP, 2.65%, 8/15/30	30,000	24,642
ONEOK, Inc., 6.35%, 1/15/31	35,000	35,892
ONEOK, Inc., 6.00%, 6/15/35	60,000	57,582
Phillips 66, 3.90%, 3/15/28	24,000	22,686
Pioneer Natural Resources Co., 1.90%, 8/15/30	30,000	23,399
Sabine Pass Liquefaction LLC, 4.50%, 5/15/30	68,000	63,734
Shell International Finance BV, 3.25%, 5/11/25	18,000	17,342
Shell International Finance BV, 2.50%, 9/12/26	66,000	60,647
Shell International Finance BV, 4.125%, 5/11/35	12,000	11,055
Valero Energy Corp., 6.625%, 6/15/37	30,000	31,880
Valero Energy Partners LP, 4.50%, 3/15/28	26,000	25,147
Williams Cos., Inc., 4.00%, 9/15/25	18,000	17,370
		1,959,075
13

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Paper and Forest Products — 0.3%
WestRock MWV LLC, 7.95%, 2/15/31	$100,000	$113,316
Personal Products — 0.1%
Estee Lauder Cos., Inc., 1.95%, 3/15/31	57,000	46,227
Pharmaceuticals — 2.3%
Astrazeneca Finance LLC, 2.25%, 5/28/31	50,000	41,658
AstraZeneca PLC, 0.70%, 4/8/26	140,000	122,835
Bristol-Myers Squibb Co., 1.45%, 11/13/30	46,000	36,348
Bristol-Myers Squibb Co., 2.95%, 3/15/32	225,000	194,384
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/38	36,000	40,710
Johnson & Johnson, 0.55%, 9/1/25	24,000	21,668
Johnson & Johnson, 2.90%, 1/15/28	54,000	50,220
Merck & Co., Inc., 2.15%, 12/10/31	200,000	163,123
Novartis Capital Corp., 3.10%, 5/17/27	66,000	62,052
Royalty Pharma PLC, 2.20%, 9/2/30	73,000	57,300
Sanofi, 3.625%, 6/19/28	65,000	61,697
		851,995
Road and Rail — 1.2%
Canadian National Railway Co., 6.375%, 11/15/37	200,000	215,479
CSX Corp., 6.15%, 5/1/37	75,000	79,287
Union Pacific Corp., 3.375%, 2/1/35	175,000	147,893
		442,659
Semiconductors and Semiconductor Equipment — 2.5%
Applied Materials, Inc., 5.10%, 10/1/35	150,000	150,880
Broadcom, Inc., 4.30%, 11/15/32	110,000	97,588
Broadcom, Inc., 3.47%, 4/15/34(2)	90,000	71,288
Intel Corp., 3.90%, 3/25/30	60,000	55,373
Lam Research Corp., 4.00%, 3/15/29	125,000	118,639
Marvell Technology, Inc., 2.45%, 4/15/28	150,000	128,401
Micron Technology, Inc., 4.66%, 2/15/30	150,000	138,115
NXP BV / NXP Funding LLC, 5.55%, 12/1/28	24,000	23,997
NXP BV / NXP Funding LLC / NXP USA, Inc., 5.00%, 1/15/33	120,000	112,748
QUALCOMM, Inc., 3.25%, 5/20/27	66,000	62,114
		959,143
Software — 1.5%
Autodesk, Inc., 2.85%, 1/15/30	150,000	128,941
Oracle Corp., 3.25%, 5/15/30	75,000	65,338
Oracle Corp., 6.50%, 4/15/38	125,000	130,422
Roper Technologies, Inc., 1.40%, 9/15/27	73,000	61,975
Salesforce, Inc., 1.95%, 7/15/31	50,000	40,125
VMware, Inc., 1.80%, 8/15/28	100,000	81,808
VMware, Inc., 4.70%, 5/15/30	60,000	56,214
		564,823
Specialty Retail — 1.4%
Advance Auto Parts, Inc., 3.50%, 3/15/32	175,000	143,851
AutoNation, Inc., 3.80%, 11/15/27	40,000	36,668
AutoZone, Inc., 4.00%, 4/15/30	150,000	137,956
Home Depot, Inc., 2.80%, 9/14/27	66,000	60,766
Home Depot, Inc., 2.70%, 4/15/30	150,000	130,014
TJX Cos., Inc., 1.15%, 5/15/28	30,000	25,098
		534,353
14

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.20%, 5/11/27	$12,000	$11,345
Apple, Inc., 2.20%, 9/11/29	18,000	15,479
Apple, Inc., 1.65%, 5/11/30	48,000	39,213
Apple, Inc., 1.70%, 8/5/31	100,000	79,631
Apple, Inc., 4.50%, 2/23/36	150,000	147,163
HP, Inc., 3.40%, 6/17/30	42,000	35,878
		328,709
Textiles, Apparel and Luxury Goods — 0.4%
NIKE, Inc., 2.85%, 3/27/30	150,000	133,463
Transportation Infrastructure — 0.1%
FedEx Corp. 2020-1 Class AA Pass Through Trust, Series 2020-1, Class AA, 1.875%, 8/20/35	63,241	51,639
Wireless Telecommunication Services — 0.4%
T-Mobile USA, Inc., 3.875%, 4/15/30	100,000	90,720
T-Mobile USA, Inc., 5.20%, 1/15/33	80,000	78,080
		168,800
TOTAL CORPORATE BONDS (Cost $24,122,703)		22,200,436
U.S. TREASURY SECURITIES AND EQUIVALENTS — 24.8%
Israel Government AID Bond, 5.50%, 9/18/23	25,000	25,021
U.S. Treasury Bonds, 7.625%, 2/15/25	245,000	257,709
U.S. Treasury Bonds, 6.125%, 11/15/27	250,000	270,244
U.S. Treasury Bonds, 2.375%, 2/15/42	650,000	500,538
U.S. Treasury Bonds, 3.00%, 5/15/42	500,000	425,840
U.S. Treasury Bonds, 2.75%, 8/15/42	650,000	530,093
U.S. Treasury Bonds, 2.75%, 11/15/42	515,000	418,860
U.S. Treasury Bonds, 3.125%, 2/15/43	200,000	172,477
U.S. Treasury Bonds, 2.875%, 5/15/43	575,000	476,082
U.S. Treasury Bonds, 3.125%, 8/15/44	250,000	213,941
U.S. Treasury Bonds, 2.875%, 8/15/45	250,000	204,028
U.S. Treasury Notes, 0.125%, 8/31/23	250,000	243,981
U.S. Treasury Notes, 0.25%, 9/30/23	500,000	486,166
U.S. Treasury Notes, 0.75%, 12/31/23	450,000	434,039
U.S. Treasury Notes, 0.125%, 1/15/24	450,000	430,911
U.S. Treasury Notes, 0.875%, 1/31/24	500,000	481,018
U.S. Treasury Notes, 2.125%, 2/29/24	340,000	330,095
U.S. Treasury Notes, 2.25%, 3/31/24	400,000	387,906
U.S. Treasury Notes, 0.375%, 4/15/24	450,000	426,902
U.S. Treasury Notes, 2.50%, 5/31/24	175,000	169,494
U.S. Treasury Notes, 0.375%, 8/15/24	375,000	350,574
U.S. Treasury Notes, 1.75%, 12/31/24	180,000	170,244
U.S. Treasury Notes, 2.50%, 1/31/25	355,000	340,058
U.S. Treasury Notes, 1.50%, 2/15/25(3)	400,000	375,375
U.S. Treasury Notes, 2.75%, 2/28/25	375,000	360,586
U.S. Treasury Notes, 0.50%, 3/31/25	200,000	183,320
U.S. Treasury Notes, 0.375%, 1/31/26	105,000	93,294
U.S. Treasury Notes, 1.50%, 8/15/26	135,000	122,549
U.S. Treasury Notes, 2.25%, 8/15/27	150,000	137,924
U.S. Treasury Notes, 1.25%, 3/31/28	125,000	108,408
U.S. Treasury Notes, 2.375%, 5/15/29	215,000	194,600
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $9,768,517)		9,322,277
15

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 19.3%
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 19.3%
GNMA, 4.00%, TBA	$900,000	$850,535
GNMA, 4.00%, TBA	200,000	189,180
GNMA, 4.50%, TBA	850,000	824,400
GNMA, 4.50%, TBA	250,000	242,588
GNMA, 5.50%, TBA	350,000	350,998
GNMA, 5.50%, TBA	300,000	301,137
UMBS, 2.00%, TBA	650,000	576,748
UMBS, 3.00%, TBA	650,000	571,962
UMBS, 3.00%, TBA	500,000	440,439
UMBS, 3.00%, TBA	250,000	233,331
UMBS, 3.00%, TBA	100,000	93,270
UMBS, 4.00%, TBA	600,000	563,344
UMBS, 4.00%, TBA	500,000	469,648
UMBS, 4.50%, TBA	700,000	674,516
UMBS, 4.50%, TBA	350,000	337,313
UMBS, 4.50%, TBA	150,000	147,961
UMBS, 4.50%, TBA	100,000	98,641
UMBS, 5.50%, TBA	300,000	299,578
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $7,333,152)		7,265,589
U.S. GOVERNMENT AGENCY SECURITIES — 3.1%
FHLB, 3.625%, 2/28/24	50,000	49,197
FHLB, 5.42%, 3/6/24	100,000	99,925
FHLB, 3.25%, 11/16/28	100,000	95,128
FNMA, 0.375%, 8/25/25	25,000	22,485
FNMA, 7.125%, 1/15/30	150,000	176,740
FNMA, 6.625%, 11/15/30	125,000	144,964
FNMA, 5.625%, 7/15/37	200,000	227,312
Tennessee Valley Authority, 0.75%, 5/15/25	175,000	159,849
Tennessee Valley Authority, Series B, 4.70%, 7/15/33	100,000	101,859
Tennessee Valley Authority, 3.50%, 12/15/42	100,000	83,043
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $1,213,119)		1,160,502
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Canada — 0.5%
Export Development Canada, 3.375%, 8/26/25	200,000	194,012
Sweden — 0.5%
Svensk Exportkredit AB, 2.25%, 3/22/27	200,000	182,647
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $384,979)		376,659
SHORT-TERM INVESTMENTS — 13.4%
Money Market Funds — 1.9%
State Street Institutional U.S. Government Money Market Fund, Premier Class	209,715	209,715
State Street Navigator Securities Lending Government Money Market Portfolio(4)	493,978	493,978
		703,693
Treasury Bills(5) — 11.5%
U.S. Treasury Bills, 4.44%, 3/23/23	$2,300,000	2,293,923
U.S. Treasury Bills, 4.60%, 3/30/23	750,000	747,367
16

Avantis Core Fixed Income Fund
	Principal Amount/ Shares	Value
U.S. Treasury Bills, 4.70%, 5/4/23	$800,000	$793,426
U.S. Treasury Bills, 4.93%, 6/13/23	250,000	246,566
U.S. Treasury Bills, 4.94%, 6/20/23	250,000	246,323
		4,327,605
TOTAL SHORT-TERM INVESTMENTS (Cost $5,031,326)		5,031,298
TOTAL INVESTMENT SECURITIES — 120.6% (Cost $47,853,796)		45,356,761
OTHER ASSETS AND LIABILITIES — (20.6)%		(7,740,462)
TOTAL NET ASSETS — 100.0%		$37,616,299

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury Long Bonds	5	June 2023	$626,094	$(1,822)
^Amount represents value and unrealized appreciation (depreciation).

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	1	June 2023	$111,656	$(80)
^Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type‡	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America Investment Grade Index Series 38	Sell	1.00%	6/20/27	$700,000	$5,589	$4,529	$10,118
‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

17

Avantis Core Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
CDX	–	Credit Derivatives Indexes
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
TBA	–	To-Be-Announced. Security was purchased on a forward commitment basis with an approximate principal amount and maturity date. Actual principal amount and maturity date will be determined upon settlement.
UMBS	–	Uniform Mortgage-Backed Securities
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $481,266. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $444,714, which represented 1.2% of total net assets.
(3)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $287,162.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $493,978.
(5)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

See Notes to Financial Statements.
18

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
MUNICIPAL SECURITIES — 98.4%
Alabama — 2.5%
Alabama Federal Aid Highway Finance Authority Rev., 5.00%, 9/1/26, Prerefunded at 100% of Par(1)	$10,000	$10,711
Alabama Federal Aid Highway Finance Authority Rev., 4.00%, 9/1/27, Prerefunded at 100% of Par(1)	25,000	26,310
Alabama Public School and College Authority Rev., 5.00%, 11/1/37	100,000	110,921
State of Alabama GO, 5.00%, 8/1/27	60,000	64,145
		212,087
Arizona — 2.7%
Mesa Utility System Rev., 4.00%, 7/1/34	15,000	15,562
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	65,000	71,645
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	55,000	60,643
Scottsdale Municipal Property Corp. Rev., 5.00%, 7/1/30	30,000	33,698
State of Arizona COP, 5.00%, 10/1/27(1)	40,000	43,856
		225,404
California — 15.9%
California Infrastructure & Economic Development Bank Rev., 5.00%, 10/1/28	30,000	32,809
California State University Rev., 4.00%, 11/1/34	50,000	51,069
California State University Rev., 5.00%, 11/1/37	25,000	26,211
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/33	20,000	21,996
Eastern Municipal Water District Financing Authority Rev., 4.00%, 7/1/38	40,000	40,787
Los Angeles Department of Airports Rev., 5.00%, 5/15/31	60,000	68,877
Los Angeles Department of Airports Rev., 5.00%, 5/15/38	95,000	104,512
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/28	50,000	55,765
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/34	15,000	15,576
Los Angeles Unified School District GO, 5.00%, 7/1/29	25,000	27,713
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 11/1/31	40,000	43,406
Port of Los Angeles Rev., 5.00%, 8/1/26	25,000	26,823
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility Rev.), 5.00%, 5/15/29	25,000	26,882
San Diego Unified School District GO, 5.25%, 7/1/28 (AGM)	25,000	28,244
San Diego Unified School District GO, 5.00%, 7/1/29	20,000	21,585
San Diego Unified School District GO, 4.00%, 7/1/32	40,000	41,296
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/30(2)	15,000	11,850
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/35	10,000	11,103
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/37	10,000	10,894
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/29	50,000	54,296
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/34	15,000	16,173
San Jose Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/34	10,000	10,898
State of California GO, 5.00%, 8/1/30	40,000	44,752
19

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
State of California GO, 5.25%, 8/1/32 (AGM)	$10,000	$11,912
State of California GO, 4.00%, 9/1/33	70,000	72,350
State of California GO, 5.00%, 9/1/35	40,000	42,522
State of California GO, 3.00%, 10/1/35	165,000	151,533
State of California GO, 3.00%, 10/1/37	40,000	35,370
State of California Department of Water Resources Rev., 5.00%, 12/1/29	25,000	27,121
State of California Department of Water Resources Rev., 5.00%, 12/1/34	25,000	29,051
Sweetwater Union High School District GO, 4.00%, 8/1/42	40,000	38,634
University of California Rev., 5.00%, 5/15/32	25,000	27,838
University of California Rev., 5.00%, 5/15/32	50,000	54,643
University of California Rev., 5.00%, 5/15/36	50,000	53,879
		1,338,370
Colorado — 1.4%
City & County of Denver GO, 5.00%, 8/1/27	25,000	27,365
Regional Transportation District Sales Tax Rev., 5.00%, 11/1/28	20,000	22,221
State of Colorado COP, 5.00%, 12/15/29	25,000	28,022
State of Colorado COP, 4.00%, 12/15/37	10,000	10,017
State of Colorado COP, 4.00%, 12/15/38	30,000	29,857
		117,482
Connecticut — 1.3%
State of Connecticut GO, 5.00%, 1/15/31	25,000	28,218
State of Connecticut GO, 4.00%, 1/15/37	10,000	10,097
State of Connecticut, Special Tax Rev., 5.00%, 1/1/28	40,000	43,868
State of Connecticut, Special Tax Rev., 5.00%, 1/1/31	10,000	10,993
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	20,000	20,058
		113,234
District of Columbia — 3.1%
District of Columbia GO, 5.00%, 10/15/27	10,000	10,941
District of Columbia GO, 5.00%, 10/15/34	50,000	55,240
District of Columbia GO, 5.00%, 10/15/36	30,000	32,663
District of Columbia GO, 4.00%, 6/1/37	5,000	5,065
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	35,000	37,207
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	125,000	124,259
		265,375
Florida — 4.8%
Broward County Water & Sewer Utility Rev., 5.00%, 10/1/38	15,000	16,275
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	10,000	10,456
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	5,000	5,102
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	35,000	34,999
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	15,000	14,854
Florida Department of Management Services COP, 5.00%, 11/1/28	50,000	55,579
Florida Municipal Power Agency Rev., 5.00%, 10/1/27	50,000	53,038
Hillsborough County School Board COP, 5.00%, 7/1/29	30,000	33,482
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	50,000	53,077
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	10,000	10,159
Orange County School Board COP, 5.00%, 8/1/34	60,000	62,700
Palm Beach County School District COP, 5.00%, 8/1/28	35,000	38,715
20

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
Palm Beach County School District COP, 5.00%, 8/1/29	$15,000	$16,621
		405,057
Georgia — 1.1%
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/29	10,000	11,261
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	10,000	9,130
State of Georgia GO, 5.00%, 7/1/28	65,000	72,598
		92,989
Hawaii — 3.1%
City & County of Honolulu GO, 5.00%, 3/1/28	80,000	88,243
City & County of Honolulu GO, 5.00%, 9/1/29	65,000	72,655
State of Hawaii GO, 5.00%, 1/1/28	35,000	38,418
State of Hawaii GO, 5.00%, 10/1/28	25,000	26,755
State of Hawaii GO, 5.00%, 10/1/30	30,000	32,730
		258,801
Idaho — 0.3%
Idaho Housing & Finance Association Rev., 5.00%, 7/15/26	20,000	21,265
Illinois — 5.9%
Chicago Midway International Airport Rev., 5.00%, 1/1/41	35,000	35,703
Chicago O'Hare International Airport Rev., 5.00%, 1/1/32	15,000	15,736
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	25,000	25,977
Cook County GO, 5.00%, 11/15/31	20,000	21,112
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	75,000	70,690
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	25,000	25,891
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	15,000	17,112
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	30,000	34,104
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	40,000	41,224
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/29	95,000	101,391
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/30	25,000	26,645
State of Illinois GO, 4.00%, 10/1/32	10,000	9,933
State of Illinois GO, 5.00%, 3/1/34	35,000	36,956
State of Illinois GO, 4.25%, 12/1/37	35,000	33,784
		496,258
Indiana — 1.7%
Indiana Finance Authority Rev., (Indiana Department of Transportation), 5.00%, 6/1/28	105,000	113,067
Indiana Finance Authority Rev., (Indiana Finance Authority State Revolving Fund), 5.00%, 2/1/37	10,000	10,917
Indiana Finance Authority Rev., (Marion County Capital Improvement Board), 5.25%, 2/1/37	10,000	10,315
Indiana Municipal Power Agency Rev., 5.00%, 1/1/35	10,000	10,414
		144,713
Kentucky — 0.5%
Kentucky State Property & Building Commission Rev., (Kentucky Finance and Administration Cabinet), 5.00%, 11/1/26	40,000	42,680
Louisiana — 1.1%
State of Louisiana GO, 5.00%, 8/1/27	50,000	53,494
State of Louisiana GO, 5.00%, 8/1/28	35,000	37,329
		90,823
Maryland — 1.8%
State of Maryland GO, 5.00%, 3/15/27	10,000	10,848
21

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
State of Maryland GO, 5.00%, 3/15/29	$15,000	$16,973
State of Maryland GO, 5.00%, 3/15/30	45,000	49,902
State of Maryland GO, 5.00%, 3/15/31	15,000	16,300
State of Maryland GO, 5.00%, 3/15/31	50,000	56,459
		150,482
Massachusetts — 5.1%
Massachusetts GO, 5.00%, 1/1/30	35,000	39,403
Massachusetts GO, 5.00%, 9/1/30	30,000	34,182
Massachusetts GO, 5.00%, 1/1/31	60,000	67,505
Massachusetts GO, 3.00%, 7/1/35	15,000	13,816
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/28	110,000	122,568
Massachusetts Bay Transportation Authority Rev., 5.00%, 7/1/29	45,000	51,141
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	40,000	41,591
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/27	30,000	32,081
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/31	25,000	27,841
		430,128
Michigan — 0.5%
Great Lakes Water Authority Sewage Disposal System Rev., 5.00%, 7/1/30	40,000	42,632
Minnesota — 0.5%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/27	15,000	16,069
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/28	25,000	26,887
		42,956
Mississippi — 1.3%
State of Mississippi GO, 5.00%, 10/1/27, Prerefunded at 100% of Par(1)	25,000	27,410
State of Mississippi GO, 5.00%, 10/1/27	75,000	82,061
		109,471
Nevada — 2.0%
State of Nevada Highway Improvement Rev., 5.00%, 12/1/26	15,000	15,910
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	35,000	37,168
State of Nevada Highway Improvement Rev., 5.00%, 12/1/28	70,000	74,514
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	35,000	37,805
		165,397
New Jersey — 3.5%
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 4.00%, 11/1/27	40,000	41,134
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	35,000	35,641
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 12/15/26, Prerefunded at 100% of Par(1)	20,000	21,440
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.00%, 6/15/27, Prerefunded at 100% of Par(1)	15,000	15,706
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	60,000	62,080
New Jersey Turnpike Authority Rev., 5.00%, 1/1/32	45,000	49,265
New Jersey Turnpike Authority Rev., 5.00%, 1/1/34	10,000	10,698
New Jersey Turnpike Authority Rev., 3.25%, 1/1/38	20,000	17,677
22

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
State of New Jersey GO, 5.00%, 6/1/28	$35,000	$38,695
		292,336
New Mexico — 0.3%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	25,000	29,113
New York — 16.6%
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/28	15,000	16,144
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/32	15,000	16,119
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	105,000	110,624
Long Island Power Authority Rev., 5.00%, 9/1/29	20,000	22,334
Metropolitan Transportation Authority Rev., 5.00%, 11/15/39	30,000	29,817
Nassau County GO, 5.00%, 10/1/27	50,000	54,617
New York City GO, 5.00%, 8/1/26	15,000	15,968
New York City GO, 5.00%, 8/1/27	60,000	65,130
New York City GO, 5.00%, 12/1/33	25,000	26,464
New York City GO, 4.00%, 3/1/42	20,000	19,281
New York City Transitional Finance Authority Building Aid Rev., 5.00%, 7/15/30	50,000	54,447
New York City Transitional Finance Authority Building Aid Rev., 4.00%, 7/15/36	25,000	25,142
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	40,000	39,857
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee Rev.), 5.00%, 11/15/40	25,000	25,559
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/30	50,000	54,521
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	20,000	22,116
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	25,000	27,936
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	60,000	69,548
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/34	20,000	20,778
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	65,000	69,920
New York State Dormitory Authority Rev., (State University of New York), 5.00%, 7/1/26	50,000	53,350
New York State Thruway Authority Rev., 3.50%, 1/1/37	25,000	23,202
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/31	15,000	16,418
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/32	30,000	34,573
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	10,000	10,017
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/37	35,000	35,063
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	30,000	32,116
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/39	45,000	47,956
New York State Urban Development Corp. Rev., (State of New York Personal Income Tax Rev.), 4.00%, 3/15/41	10,000	9,703
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/34	15,000	15,560
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	65,000	64,559
Port Authority of New York & New Jersey Rev., 4.00%, 9/1/37	20,000	19,847
23

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
Suffolk County Water Authority Rev., 3.00%, 6/1/32	$10,000	$9,992
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	45,000	51,075
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	40,000	46,030
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	15,000	15,907
Utility Debt Securitization Authority Rev., 5.00%, 6/15/25	15,000	15,069
Utility Debt Securitization Authority Rev., 5.00%, 12/15/25	25,000	25,315
Utility Debt Securitization Authority Rev., 5.00%, 12/15/26	10,000	10,330
Utility Debt Securitization Authority Rev., 5.00%, 12/15/35	50,000	52,053
Utility Debt Securitization Authority Rev., 5.00%, 12/15/38	25,000	27,003
		1,401,460
North Carolina — 1.0%
State of North Carolina Rev., 5.00%, 3/1/29	45,000	50,591
State of North Carolina Rev., 5.00%, 3/1/33	30,000	33,598
		84,189
Ohio — 1.5%
Ohio Water Development Authority Rev., (Ohio Water Development Authority Drinking Water Assistance Fund), 5.00%, 12/1/29	30,000	34,226
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	15,000	16,955
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/33	15,000	17,238
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/38	20,000	22,052
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	30,000	33,092
		123,563
Oregon — 0.3%
Multnomah County GO, 5.00%, 6/15/29	20,000	22,686
Pennsylvania — 1.6%
Delaware Valley Regional Finance Authority Rev., 5.50%, 8/1/28 (Ambac)	20,000	22,344
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	20,000	21,570
Montgomery County Higher Education and Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	55,000	54,892
Pennsylvania GO, 5.00%, 7/15/29	35,000	39,542
		138,348
Tennessee — 1.3%
Metropolitan Government of Nashville & Davidson County GO, 5.00%, 7/1/27	25,000	27,155
Metropolitan Government of Nashville & Davidson County GO, 4.00%, 7/1/28	75,000	78,380
		105,535
Texas — 6.1%
Central Texas Turnpike System Rev., 5.00%, 8/15/37	20,000	20,448
Dallas Area Rapid Transit Rev., 5.00%, 12/1/29	15,000	16,949
Dallas County Utility & Reclamation District GO, 5.00%, 2/15/28	85,000	92,235
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/32	50,000	56,811
Houston GO, 5.00%, 3/1/28	20,000	21,624
Houston GO, 5.00%, 3/1/28	25,000	27,503
Houston GO, 5.00%, 3/1/30	30,000	33,544
24

Avantis Core Municipal Fixed Income Fund
	Principal Amount/Shares	Value
San Antonio Electric & Gas Systems Rev., 3.125%, 2/1/28	$20,000	$19,476
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	45,000	48,012
Texas State University System Rev., 5.00%, 3/15/31	80,000	85,949
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/29	20,000	21,941
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/36	30,000	30,538
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 4.00%, 10/15/37	25,000	25,232
Trinity River Authority Central Regional Wastewater System Rev., 5.00%, 8/1/28	15,000	16,329
		516,591
Utah — 0.3%
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	25,000	28,932
Virginia — 3.9%
Richmond Public Utility Rev., 5.00%, 1/15/28	20,000	21,087
Virginia College Building Authority Rev., 5.00%, 2/1/30	20,000	21,983
Virginia College Building Authority Rev., 5.00%, 2/1/30	100,000	112,580
Virginia College Building Authority Rev., 3.00%, 2/1/35	20,000	18,766
Virginia Commonwealth Transportation Board Rev., 5.00%, 9/15/26	35,000	37,472
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/27	20,000	21,716
Virginia Commonwealth Transportation Board Rev., 5.00%, 5/15/29	25,000	27,353
Virginia Public Building Authority Rev., 5.00%, 8/1/27	65,000	70,895
		331,852
Washington — 3.3%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/27	65,000	70,602
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	10,000	10,883
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/28	40,000	44,256
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/30	20,000	22,246
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/33	35,000	38,727
State of Washington GO, 5.00%, 8/1/27	40,000	43,697
State of Washington GO, 5.00%, 7/1/32	45,000	47,270
		277,681
Wisconsin — 2.1%
State of Wisconsin GO, 5.00%, 11/1/29	25,000	27,385
State of Wisconsin Rev., 5.00%, 5/1/27(1)	125,000	135,304
Wisconsin Department of Transportation Rev., 5.00%, 7/1/27	15,000	16,306
		178,995
TOTAL MUNICIPAL SECURITIES (Cost $8,966,857)		8,296,885
SHORT-TERM INVESTMENTS — 0.5%
Money Market Funds — 0.5%
Morgan Stanley Institutional Liquidity Funds Tax-Exempt Portfolio, Institutional Class (Cost $41,934)	41,934	41,934
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $9,008,791)		8,338,819
OTHER ASSETS AND LIABILITIES — 1.1%		93,633
TOTAL NET ASSETS — 100.0%		$8,432,452
25

Avantis Core Municipal Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
COP	–	Certificates of Participation
GO	–	General Obligation
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

See Notes to Financial Statements.
26

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
CORPORATE BONDS — 64.2%
Aerospace and Defense — 0.3%
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	$36,000	$34,592
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	96,759
Automobiles — 2.6%
American Honda Finance Corp., 2.90%, 2/16/24	60,000	58,581
American Honda Finance Corp., 1.00%, 9/10/25	78,000	70,442
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,395
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,525
Toyota Motor Corp., 1.34%, 3/25/26	100,000	89,772
Toyota Motor Credit Corp., 2.50%, 3/22/24	35,000	34,015
		316,730
Banks — 14.2%
Asian Development Bank, 0.50%, 2/4/26	100,000	88,892
Asian Infrastructure Investment Bank, 4.00%, 1/18/28	50,000	48,914
Bank of Montreal, 1.85%, 5/1/25	72,000	66,830
Bank of Nova Scotia, 1.30%, 6/11/25	108,000	98,660
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,327
European Bank for Reconstruction & Development, 0.25%, 7/10/23	50,000	49,126
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	31,829
European Investment Bank, 1.375%, 3/15/27	50,000	44,533
Export Development Canada, 2.625%, 2/21/24	50,000	48,697
Inter-American Development Bank, 2.625%, 1/16/24	150,000	146,605
International Bank for Reconstruction & Development, 2.50%, 3/19/24	100,000	97,149
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	8,873
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	60,230
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	85,914
Royal Bank of Canada, 2.55%, 7/16/24	42,000	40,459
Royal Bank of Canada, 1.15%, 7/14/26	60,000	52,663
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	64,147
Santander Holdings USA, Inc., 3.24%, 10/5/26	70,000	64,587
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	60,262
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	92,035
Truist Financial Corp., 2.50%, 8/1/24	60,000	57,639
US Bancorp, 2.40%, 7/30/24	35,000	33,632
US Bancorp, 3.15%, 4/27/27	100,000	93,325
Wells Fargo & Co., 3.55%, 9/29/25	36,000	34,474
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,091
Westpac Banking Corp., 3.35%, 3/8/27	100,000	94,054
Westpac Banking Corp., 5.46%, 11/18/27	85,000	86,473
		1,697,420
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,231
Capital Markets — 5.2%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	90,681
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	95,150
27

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Charles Schwab Corp., 0.75%, 3/18/24	$65,000	$62,007
Charles Schwab Corp., 3.85%, 5/21/25	66,000	64,186
CME Group, Inc., 3.00%, 3/15/25	35,000	33,682
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	63,798
Lazard Group LLC, 3.75%, 2/13/25	66,000	63,704
Morgan Stanley Domestic Holdings, Inc., 3.80%, 8/24/27	65,000	61,267
State Street Corp., 3.55%, 8/18/25	86,000	82,959
		617,434
Chemicals — 0.7%
Ecolab, Inc., 2.70%, 11/1/26	95,000	87,679
Consumer Finance — 1.3%
Ally Financial, Inc., 4.75%, 6/9/27	65,000	61,993
Capital One Financial Corp., 4.25%, 4/30/25	66,000	64,307
Discover Financial Services, 4.50%, 1/30/26	30,000	29,060
		155,360
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,683
Diversified Financial Services — 0.4%
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	50,000	46,683
Electric Utilities — 2.9%
Baltimore Gas & Electric Co., 2.40%, 8/15/26(2)	64,000	58,529
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,227
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	57,287
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	22,915
Emera US Finance LP, 3.55%, 6/15/26	62,000	58,248
Entergy Louisiana LLC, 5.59%, 10/1/24	58,000	58,139
Public Service Electric & Gas Co., 2.25%, 9/15/26	64,000	58,230
		348,575
Electronic Equipment, Instruments and Components — 0.9%
Flex Ltd., 3.75%, 2/1/26	47,000	44,696
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,471
TD SYNNEX Corp., 1.75%, 8/9/26	25,000	21,520
		101,687
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	95,144
Equity Real Estate Investment Trusts (REITs) — 5.5%
ERP Operating LP, 3.375%, 6/1/25	105,000	100,629
Federal Realty Investment Trust, 3.25%, 7/15/27	65,000	59,673
Healthcare Realty Holdings LP, 3.50%, 8/1/26	75,000	69,787
Host Hotels & Resorts LP, 4.50%, 2/1/26	30,000	28,943
Kimco Realty OP LLC, 3.30%, 2/1/25	66,000	63,300
Mid-America Apartments LP, 3.60%, 6/1/27(2)	50,000	47,303
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	15,000	14,750
Prologis LP, 3.25%, 10/1/26	100,000	94,334
Simon Property Group LP, 3.375%, 6/15/27(2)	65,000	60,564
Spirit Realty LP, 4.45%, 9/15/26	42,000	40,034
Ventas Realty LP, 3.85%, 4/1/27	65,000	61,568
Vornado Realty LP, 2.15%, 6/1/26	20,000	17,148
		658,033
28

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Food and Staples Retailing — 0.4%
Sysco Corp., 3.30%, 7/15/26	$45,000	$42,330
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	26,447
Hershey Co., 2.05%, 11/15/24	36,000	34,316
Hormel Foods Corp., 0.65%, 6/3/24	60,000	56,670
Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,442
		160,875
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	60,893
Health Care Providers and Services — 2.4%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	66,650
HCA, Inc., 5.00%, 3/15/24	36,000	35,770
Humana, Inc., 3.95%, 3/15/27	65,000	62,178
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	96,034
Universal Health Services, Inc., 1.65%, 9/1/26	30,000	26,061
		286,693
Hotels, Restaurants and Leisure — 1.7%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	93,857
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,232
Marriott International, Inc., 5.00%, 10/15/27	60,000	59,334
		197,423
Household Products — 0.2%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	19,623
Insurance — 2.9%
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,195
Brighthouse Financial, Inc., 3.70%, 6/22/27	65,000	60,825
Chubb INA Holdings, Inc., 3.35%, 5/15/24	90,000	87,962
First American Financial Corp., 4.60%, 11/15/24	50,000	49,320
MetLife, Inc., 3.60%, 11/13/25	34,000	32,757
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	67,641
		346,700
IT Services — 0.8%
International Business Machines Corp., 3.00%, 5/15/24	100,000	97,248
Machinery — 2.2%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	69,000	67,322
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	33,319
John Deere Capital Corp., 3.45%, 1/10/24	69,000	68,024
PACCAR Financial Corp., 2.15%, 8/15/24	101,000	96,687
		265,352
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	40,332
Discovery Communications LLC, 4.90%, 3/11/26	60,000	58,537
		98,869
Metals and Mining — 0.4%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,486
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	30,000	31,094
		50,580
Multiline Retail — 1.3%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	64,124
29

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
Target Corp., 1.95%, 1/15/27	$100,000	$90,154
		154,278
Oil, Gas and Consumable Fuels — 6.0%
BP Capital Markets America, Inc., 3.02%, 1/16/27	25,000	23,257
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	93,240
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	33,264
Enbridge, Inc., 2.50%, 1/15/25	72,000	68,112
Energy Transfer LP, 3.90%, 7/15/26	70,000	66,120
Enterprise Products Operating LLC, 3.90%, 2/15/24	65,000	64,009
Equinor ASA, 2.875%, 4/6/25	35,000	33,490
Equinor ASA, 7.25%, 9/23/27	100,000	109,470
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	68,816
Phillips 66 Co., 2.45%, 12/15/24(1)	36,000	33,982
Shell International Finance BV, 3.25%, 5/11/25	66,000	63,588
Williams Cos., Inc., 4.00%, 9/15/25	66,000	63,691
		721,039
Personal Products — 0.3%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	34,154
Pharmaceuticals — 1.8%
Novartis Capital Corp., 1.75%, 2/14/25	29,000	27,244
Novartis Capital Corp., 3.00%, 11/20/25	27,000	25,702
Pfizer, Inc., 3.40%, 5/15/24	97,000	95,028
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	69,860
		217,834
Road and Rail — 0.4%
Ryder System, Inc., 2.50%, 9/1/24	36,000	34,380
Ryder System, Inc., 3.35%, 9/1/25	18,000	16,983
		51,363
Semiconductors and Semiconductor Equipment — 0.5%
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	59,996
Software — 0.3%
Intuit, Inc., 0.95%, 7/15/25	42,000	38,128
Specialty Retail — 2.2%
Home Depot, Inc., 3.75%, 2/15/24	66,000	65,153
Home Depot, Inc., 2.125%, 9/15/26	40,000	36,409
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,007
TJX Cos., Inc., 2.25%, 9/15/26	110,000	100,488
		267,057
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.00%, 2/9/24	5,000	4,900
Apple, Inc., 2.45%, 8/4/26	71,000	65,756
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,711
		106,367
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., 2.75%, 3/27/27	100,000	92,772
Trading Companies and Distributors — 0.2%
Air Lease Corp., 2.875%, 1/15/26	20,000	18,450
TOTAL CORPORATE BONDS (Cost $8,203,819)		7,683,034
U.S. TREASURY SECURITIES AND EQUIVALENTS — 31.7%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	100,085
30

Avantis Short-Term Fixed Income Fund
	Principal Amount/Shares	Value
U.S. Treasury Notes, 2.125%, 2/29/24	$225,000	$218,445
U.S. Treasury Notes, 2.375%, 2/29/24	365,000	355,222
U.S. Treasury Notes, 0.375%, 4/15/24	290,000	275,115
U.S. Treasury Notes, 0.375%, 7/15/24	400,000	375,250
U.S. Treasury Notes, 0.375%, 8/15/24	410,000	383,293
U.S. Treasury Notes, 0.375%, 9/15/24	300,000	279,638
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	425,399
U.S. Treasury Notes, 0.25%, 7/31/25	210,000	189,238
U.S. Treasury Notes, 2.00%, 8/15/25	150,000	140,988
U.S. Treasury Notes, 0.375%, 1/31/26	460,000	408,717
U.S. Treasury Notes, 1.625%, 2/15/26	240,000	221,124
U.S. Treasury Notes, 0.375%, 9/30/27	70,000	58,885
U.S. Treasury Notes, 0.625%, 11/30/27	200,000	169,496
U.S. Treasury Notes, 0.625%, 12/31/27	225,000	190,248
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $4,015,935)		3,791,143
U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
FHLB, 2.375%, 3/14/25	50,000	47,553
FHLB, 0.375%, 9/4/25	25,000	22,502
FHLB, 1.25%, 12/21/26	100,000	89,091
FNMA, 1.625%, 10/15/24	75,000	71,104
FNMA, 0.375%, 8/25/25	25,000	22,485
FNMA, 1.875%, 9/24/26	100,000	91,684
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	43,844
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $413,906)		388,263
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	27,267	27,267
State Street Navigator Securities Lending Government Money Market Portfolio(3)	170,828	170,828
TOTAL SHORT-TERM INVESTMENTS (Cost $198,095)		198,095
TOTAL INVESTMENT SECURITIES — 100.8% (Cost $12,831,755)		12,060,535
OTHER ASSETS AND LIABILITIES — (0.8)%		(91,117)
TOTAL NET ASSETS — 100.0%		$11,969,418

31

Avantis Short-Term Fixed Income Fund

NOTES TO SCHEDULE OF INVESTMENTS
AID	–	Agency for International Development
Equivalent	–	Security whose payments are secured by the U.S. Treasury
FHLB	–	Federal Home Loan Bank
FNMA	–	Federal National Mortgage Association
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $80,665, which represented 0.7% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $166,395. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $170,828.

See Notes to Financial Statements.
32

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund
Assets
Investment securities, at value (cost of $47,359,818 and $9,008,791, respectively) — including $481,266 and $—, respectively of securities on loan	$44,862,783	$8,338,819
Investment made with cash collateral received for securities on loan, at value (cost of $493,978 and $—, respectively)	493,978	—
Total investment securities, at value (cost of $47,853,796 and $9,008,791, respectively)	45,356,761	8,338,819
Receivable for investments sold	3,038,037	—
Receivable for capital shares sold	2,518	—
Interest receivable	284,172	97,448
Securities lending receivable	165	—
	48,681,653	8,436,267

Liabilities
Payable for collateral received for securities on loan	493,978	—
Payable for investments purchased	10,567,935	—
Payable for capital shares redeemed	2,315	2,942
Payable for variation margin on futures contracts	516	—
Payable for variation margin on swap agreements	227	—
Accrued management fees	383	873
	11,065,354	3,815

Net Assets	$37,616,299	$8,432,452

Net Assets Consist of:
Capital paid in	$43,155,355	$9,523,839
Distributable earnings (loss)	(5,539,056)	(1,091,387)
	$37,616,299	$8,432,452

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Core Fixed Income Fund
Institutional Class	$3,776,972	454,815	$8.30
G Class	$33,839,327	4,073,097	$8.31
Avantis Core Municipal Fixed Income Fund
Institutional Class	$7,480,344	804,838	$9.29
G Class	$952,108	102,438	$9.29

See Notes to Financial Statements.
33

FEBRUARY 28, 2023 (UNAUDITED)
Avantis Short-Term Fixed Income Fund
Assets
Investment securities, at value (cost of $12,660,927) — including $166,395 of securities on loan	$11,889,707
Investment made with cash collateral received for securities on loan, at value (cost of $170,828)	170,828
Total investment securities, at value (cost of $12,831,755)	12,060,535
Receivable for capital shares sold	530
Interest receivable	81,962
Securities lending receivable	38
12,143,065

Liabilities
Payable for collateral received for securities on loan	170,828
Payable for capital shares redeemed	1,111
Accrued management fees	1,041
Dividends payable	667
173,647

Net Assets	$11,969,418

Net Assets Consist of:
Capital paid in	$13,089,869
Distributable earnings (loss)	(1,120,451)
$11,969,418

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
Avantis Short-Term Fixed Income Fund
Institutional Class	$8,993,443	974,416	$9.23
G Class	$2,975,975	322,461	$9.23

See Notes to Financial Statements.
34

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$559,378	$63,212
Securities lending, net	460	—
	559,838	63,212
Expenses:
Management fees	24,039	6,641
Interest expenses	364	1,136
	24,403	7,777
Fees waived - G Class	(21,535)	(701)
	2,868	7,076

Net investment income (loss)	556,970	56,136

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions	(761,979)	(219,890)
Futures contract transactions	(34,993)	—
Swap agreement transactions	2,895	—
	(794,077)	(219,890)

Change in net unrealized appreciation (depreciation) on:
Investments	(497,668)	169,563
Futures contracts	1,459	—
Swap agreements	6,949	—
	(489,260)	169,563

Net realized and unrealized gain (loss)	(1,283,337)	(50,327)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(726,367)	$5,809

See Notes to Financial Statements.
35

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis Short-Term Fixed Income Fund
Investment Income (Loss)
Income:
Interest	$103,417
Securities lending, net	57
103,474
Expenses:
Management fees	9,066
Interest expenses	152
9,218
Fees waived - G Class	(1,961)
7,257

Net investment income (loss)	96,217

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	(213,090)
Change in net unrealized appreciation (depreciation) on investments	56,144

Net realized and unrealized gain (loss)	(156,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,729)

See Notes to Financial Statements.
36

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis Core Fixed Income Fund		Avantis Core Municipal Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$556,970	$567,885	$56,136	$138,345
Net realized gain (loss)	(794,077)	(2,242,201)	(219,890)	(200,903)
Change in net unrealized appreciation (depreciation)	(489,260)	(2,140,728)	169,563	(1,099,348)
Net increase (decrease) in net assets resulting from operations	(726,367)	(3,815,044)	5,809	(1,161,906)

Distributions to Shareholders
From earnings:
Institutional Class	(55,660)	(224,439)	(49,999)	(126,953)
G Class	(504,220)	(370,366)	(6,639)	(11,392)
Decrease in net assets from distributions	(559,880)	(594,805)	(56,638)	(138,345)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	5,919,354	20,526,590	(2,362,289)	(3,234,628)

Net increase (decrease) in net assets	4,633,107	16,116,741	(2,413,118)	(4,534,879)

Net Assets
Beginning of period	32,983,192	16,866,451	10,845,570	15,380,449
End of period	$37,616,299	$32,983,192	$8,432,452	$10,845,570

See Notes to Financial Statements.
37

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND YEAR ENDED AUGUST 31, 2022
	Avantis Short-Term Fixed Income Fund
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022
Operations
Net investment income (loss)	$96,217	$109,505
Net realized gain (loss)	(213,090)	(130,788)
Change in net unrealized appreciation (depreciation)	56,144	(827,585)
Net increase (decrease) in net assets resulting from operations	(60,729)	(848,868)

Distributions to Shareholders
From earnings:
Institutional Class	(73,633)	(92,513)
G Class	(22,582)	(17,239)
Decrease in net assets from distributions	(96,215)	(109,752)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(821,643)	(1,098,579)

Net increase (decrease) in net assets	(978,587)	(2,057,199)

Net Assets
Beginning of period	12,948,005	15,005,204
End of period	$11,969,418	$12,948,005

See Notes to Financial Statements.
38

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Core Fixed Income Fund, Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund (collectively, the funds) are three funds in a series issued by the trust. The investment objective for Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund is to seek to maximize total return. Avantis Core Municipal Fixed Income Fund’s investment objective is to seek current income that is exempt from federal income tax. The funds offer the Institutional Class and G Class.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Open-end management investment companies are valued at the reported NAV per share.  Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

39

Investment Income —  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Inflation adjustments related to inflation-linked debt securities are reflected as interest income. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Forward Commitments — The funds may engage in securities transactions on a forward commitment basis. In these transactions, the securities’ prices and yields are fixed on the date of the commitment. The funds may sell a to-be-announced (TBA) security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a TBA security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are known as “TBA roll” transactions and are accounted for as purchases and sales. The funds will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of each fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

40

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Core Fixed Income Fund
Corporate Bonds	$493,978	—	—	—	$493,978
Gross amount of recognized liabilities for securities lending transactions					$493,978
Avantis Short-Term Fixed Income Fund
Corporate Bonds	$170,828	—	—	—	$170,828
Gross amount of recognized liabilities for securities lending transactions					$170,828
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the funds' distributor, American Century Investment Services, Inc., and the trust’s transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. Various funds issued by American Century Asset Allocation Portfolios, Inc. own, in aggregate, 90% and 17% of the shares of Avantis Core Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively. ACIM owns 63% and 61% of the shares of Avantis Core Municipal Fixed Income Fund and Avantis Short-Term Fixed Income Fund, respectively. Related parties do not invest in the funds for the purpose of exercising management or control.

41

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears.  The investment advisor agreed to waive each fund's G Class management fee in its entirety. The investment advisor expects this waiver to remain in effect permanently and cannot terminate it without the approval of the Board of Trustees.

For the period ended February 28, 2023, the annual management fee for the Institutional Class and the annual management fee before and after waiver for G Class for each fund are as follows:

		Annual Management Fee
	Institutional Class	G Class Before Waiver	G Class After Waiver
Avantis Core Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Core Municipal Fixed Income Fund	0.15%	0.15%	0.00%
Avantis Short-Term Fixed Income Fund	0.15%	0.15%	0.00%

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended February 28, 2023 were as follows:

	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Purchases of U.S. Treasury and Government Agency obligations	$71,895,212	—	$747,608
Purchases of other investment securities	$5,441,161	$461,236	$2,175,417
Total Purchases	$77,336,373	$461,236	$2,923,025

Sales of U.S. Treasury and Government Agency obligations	$69,748,925	—	$930,171
Sales of other investment securities	$2,639,412	$2,680,255	$2,623,154
Total Sales	$72,388,337	$2,680,255	$3,553,325

42

5. Capital Share Transactions

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

	Six months ended February 28, 2023		Year ended August 31, 2022
	Shares	Amount	Shares	Amount
Avantis Core Fixed Income Fund
Institutional Class
Sold	259,686	$2,167,213	5,099,931	$45,722,365
Issued in reinvestment of distributions	6,720	55,660	24,385	224,431
Redeemed	(403,504)	(3,350,040)	(5,917,471)	(53,229,219)
	(137,098)	(1,127,167)	(793,155)	(7,282,423)
G Class
Sold	1,381,882	11,593,199	3,382,690	31,653,010
Issued in reinvestment of distributions	60,474	502,820	41,477	370,366
Redeemed	(611,938)	(5,049,498)	(468,280)	(4,214,363)
	830,418	7,046,521	2,955,887	27,809,013
Net increase (decrease)	693,320	$5,919,354	2,162,732	$20,526,590

Avantis Core Municipal Fixed Income Fund
Institutional Class
Sold	145,656	$1,321,950	846,714	$8,102,970
Issued in reinvestment of distributions	5,437	49,999	13,099	126,855
Redeemed	(413,649)	(3,740,877)	(1,203,789)	(11,475,845)
	(262,556)	(2,368,928)	(343,976)	(3,246,020)
G Class
Issued in reinvestment of distributions	721	6,639	1,180	11,392
Net increase (decrease)	(261,835)	$(2,362,289)	(342,796)	$(3,234,628)

Avantis Short-Term Fixed Income Fund
Institutional Class
Sold	83,057	$767,299	599,839	$5,842,256
Issued in reinvestment of distributions	7,616	70,270	9,439	90,799
Redeemed	(235,874)	(2,178,844)	(881,557)	(8,556,323)
	(145,201)	(1,341,275)	(272,279)	(2,623,268)
G Class
Sold	73,488	680,892	176,706	1,708,621
Issued in reinvestment of distributions	2,446	22,582	1,806	17,239
Redeemed	(19,950)	(183,842)	(21,174)	(201,171)
	55,984	519,632	157,338	1,524,689
Net increase (decrease)	(89,217)	$(821,643)	(114,941)	$(1,098,579)

43

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Core Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$22,200,436	—
U.S. Government Agency Mortgage-Backed Securities	—	7,265,589	—
U.S. Treasury Securities and Equivalents	—	9,322,277	—
U.S. Government Agency Securities	—	1,160,502	—
Sovereign Governments and Agencies	—	376,659	—
Short-Term Investments	$703,693	4,327,605	—
	$703,693	$44,653,068	—
Other Financial Instruments
Swap Agreements	—	$10,118	—

Liabilities
Other Financial Instruments
Futures Contracts	$1,902	—	—

Avantis Core Municipal Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$8,296,885	—
Short-Term Investments	$41,934	—	—
	$41,934	$8,296,885	—

44

Avantis Short-Term Fixed Income Fund
	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$7,683,034	—
U.S. Treasury Securities and Equivalents	—	3,791,143	—
U.S. Government Agency Securities	—	388,263	—
Short-Term Investments	$198,095	—	—
	$198,095	$11,862,440	—

7. Derivative Instruments

Credit Risk — The funds are subject to credit risk in the normal course of pursuing their investment objectives. The value of a bond generally declines as the credit quality of its issuer declines. Credit default swap agreements enable a fund to buy/sell protection against a credit event of a specific issuer or index. A fund may attempt to enhance returns by selling protection or attempt to mitigate credit risk by buying protection. The buyer/seller of credit protection against a security or basket of securities may pay/receive an up-front or periodic payment to compensate for/against potential default events. Changes in value, including the periodic amounts of interest to be paid or received on swap agreements, are recorded as unrealized appreciation (depreciation) on swap agreements. Upon entering into a centrally cleared swap, a fund is required to deposit cash or securities (initial margin) with a financial intermediary in an amount equal to a certain percentage of the notional amount. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the value and is a component of unrealized gains and losses. Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. Net realized and unrealized gains or losses occurring during the holding period of swap agreements are a component of net realized gain (loss) on swap agreement transactions and change in net unrealized appreciation (depreciation) on swap agreements, respectively. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meet its obligations, and that there may be unfavorable changes in the underlying investments or instruments.

The fund's average notional amount to credit risk derivative instruments held during the period was as follows:

Avantis Core Fixed Income Fund	$700,000

Interest Rate Risk — The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. The value of bonds generally declines as interest rates rise. A fund may enter into futures contracts based on a bond index or a specific underlying security. A fund may purchase futures contracts to gain exposure to increases in market value or sell futures contracts to protect against a decline in market value. Upon entering into a futures contract, a fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet requirements. Subsequent payments (variation margin) are made or received daily, in cash, by a fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. A fund recognizes a realized gain or loss when the futures contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of net realized gain (loss) on futures contract transactions and change in net unrealized appreciation (depreciation) on futures contracts, respectively. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities.

The fund's average notional exposure to interest rate risk derivative instruments held during the period was as follows:

	Futures Contracts Purchased	Futures Contracts Sold
Avantis Core Fixed Income Fund	$776,130	$111,656

45

Value of Derivative Instruments as of February 28, 2023

	Asset Derivatives		Liability Derivatives
Fund / Type of Risk Exposure	Location on Statement of Assets and Liabilities	Value	Location on Statement of Assets and Liabilities	Value
Avantis Core Fixed Income Fund
Credit Risk	Receivable for variation margin on swap agreements*	—	Payable for variation margin on swap agreements*	$227
Interest Rate Risk	Receivable for variation margin on futures contracts*	—	Payable for variation margin on futures contracts*	516
		—		$743
*Included in the unrealized appreciation (depreciation) on futures contracts or centrally cleared swap agreements, as applicable, as reported in the Schedule of Investments.

Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended February 28, 2023

	Net Realized Gain (Loss)		Change in Net Unrealized Appreciation (Depreciation)
Fund / Type of Risk Exposure	Location on Statement of Operations	Value	Location on Statement of Operations	Value
Avantis Core Fixed Income Fund
Credit Risk	Net realized gain (loss) on swap agreement transactions	$2,895	Change in net unrealized appreciation (depreciation) on swap agreements	$6,949
Interest Rate Risk	Net realized gain (loss) on futures contract transactions	(34,993)	Change in net unrealized appreciation (depreciation) on futures contracts	1,459
		$(32,098)		$8,408

8. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

The novel coronavirus (COVID-19) pandemic has stressed the financial resources of many municipal issuers, which may impair a municipal issuer’s ability to meet its financial obligations when due and could adversely impact the value of its bonds, which could negatively impact the performance of the funds.

A fund's investment process may result in high portfolio turnover, which could mean high transaction costs, affecting both performance and capital gains tax liabilities to investors.

9. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

46

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Core Fixed Income Fund	Avantis Core Municipal Fixed Income Fund	Avantis Short-Term Fixed Income Fund
Federal tax cost of investments	$47,737,509	$9,008,795	$12,834,522
Gross tax appreciation of investments	$203,521	$8,944	$618
Gross tax depreciation of investments	(2,584,270)	(678,920)	(774,605)
Net tax appreciation (depreciation) of investments	$(2,380,749)	$(669,976)	$(773,987)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

	Short-term capital losses	Long-term capital losses
Avantis Core Fixed Income Fund	$(1,475,590)	$(638,992)
Avantis Core Municipal Fixed Income Fund	$(17,799)	$(183,726)
Avantis Short-Term Fixed Income Fund	$(79,802)	$(56,341)
47

Financial Highlights

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Fixed Income Fund
Institutional Class
2023(3)	$8.60	0.14	(0.30)	(0.16)	(0.14)	—	(0.14)	$8.30	(1.87)%	0.15%(4)	0.15%(4)	3.34%(4)	3.34%(4)	206%	$3,777
2022	$10.09	0.18	(1.49)	(1.31)	(0.17)	(0.01)	(0.18)	$8.60	(13.01)%	0.15%	0.15%	2.08%	2.08%	481%	$5,090
2021(5)	$10.00	0.06	0.10	0.16	(0.07)	—	(0.07)	$10.09	1.56%	0.15%(4)	0.15%(4)	1.26%(4)	1.26%(4)	113%	$13,973
G Class
2023(3)	$8.60	0.14	(0.29)	(0.15)	(0.14)	—	(0.14)	$8.31	(1.67)%	0.00%(4)(6)	0.15%(4)	3.49%(4)	3.34%(4)	206%	$33,839
2022	$10.09	0.21	(1.50)	(1.29)	(0.19)	(0.01)	(0.20)	$8.60	(12.88)%	0.00%(6)	0.15%	2.23%	2.08%	481%	$27,893
2021(5)	$10.00	0.07	0.09	0.16	(0.07)	—	(0.07)	$10.09	1.64%	0.00%(4)(6)	0.15%(4)	1.41%(4)	1.26%(4)	113%	$2,893

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Core Municipal Fixed Income Fund
Institutional Class
2023(3)	$9.28	0.06	0.01	0.07	(0.06)	$9.29	0.74%	0.18%(4)	0.18%(4)	1.25%(4)	1.25%(4)	5%	$7,480
2022	$10.17	0.10	(0.89)	(0.79)	(0.10)	$9.28	(7.82)%	0.15%	0.15%	1.02%	1.02%	2%	$9,902
2021(5)	$10.00	0.05	0.17	0.22	(0.05)	$10.17	2.17%	0.15%(4)	0.15%(4)	0.89%(4)	0.89%(4)	2%	$14,358
G Class
2023(3)	$9.28	0.06	0.02	0.08	(0.07)	$9.29	0.82%	0.03%(4)	0.18%(4)	1.40%(4)	1.25%(4)	5%	$952
2022	$10.17	0.11	(0.89)	(0.78)	(0.11)	$9.28	(7.68)%	0.00%(6)	0.15%	1.17%	1.02%	2%	$944
2021(5)	$10.00	0.05	0.17	0.22	(0.05)	$10.17	2.25%	0.00%(4)	0.15%(4)	1.04%(4)	0.89%(4)	2%	$1,023

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.
(6)Ratio was less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended August 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Avantis Short-Term Fixed Income Fund
Institutional Class
2023(3)	$9.34	0.07	(0.11)	(0.04)	(0.07)	$9.23	(0.41)%	0.15%(4)	0.15%(4)	1.56%(4)	1.56%(4)	24%	$8,993
2022	$10.00	0.07	(0.66)	(0.59)	(0.07)	$9.34	(5.88)%	0.15%	0.15%	0.76%	0.76%	48%	$10,459
2021(5)	$10.00	0.02	—(6)	0.02	(0.02)	$10.00	0.21%	0.15%(4)	0.15%(4)	0.42%(4)	0.42%(4)	29%	$13,914
G Class
2023(3)	$9.34	0.08	(0.11)	(0.03)	(0.08)	$9.23	(0.33)%	0.00%(4)(7)	0.15%(4)	1.71%(4)	1.56%(4)	24%	$2,976
2022	$10.00	0.09	(0.66)	(0.57)	(0.09)	$9.34	(5.74)%	0.00%(7)	0.15%	0.91%	0.76%	48%	$2,489
2021(5)	$10.00	0.03	—(6)	0.03	(0.03)	$10.00	0.29%	0.00%(4)	0.15%(4)	0.57%(4)	0.42%(4)	29%	$1,091

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Six months ended February 28, 2023 (unaudited).
(4)Annualized.
(5)February 24, 2021 (fund inception) through August 31, 2021.
(6)Per-share amount was less than $0.005.
(7)Ratio was less than 0.005%.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
You may elect a different withholding rate, or request zero withholding, by submitting an acceptable IRS Form W-4R election with your distribution request. You may notify us of your W-4R election by telephone, on our distribution forms, on IRS Form W-4R, or through other acceptable electronic means. If your withholding election is for an automatic withdrawal plan, you have the right to revoke your election at any time and any election you make will remain in effect until revoked by filing a new election.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

51

Notes
52

Contact Us	avantisinvestors.com
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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-96961 2304

Semiannual Report

February 28, 2023

Avantis® Responsible U.S. Equity ETF (AVSU)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis Responsible U.S. Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.8%
Short-Term Investments	0.2%
Other Assets and Liabilities	—*
*Category is less than 0.05% of total net assets.

Top Five Industries	% of net assets
Banks	6.9%
Semiconductors and Semiconductor Equipment	6.4%
Software	6.3%
Insurance	5.7%
Technology Hardware, Storage and Peripherals	5.3%
3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Responsible U.S. Equity ETF
Actual	$1,000	$1,042.60	$0.76	0.15%
Hypothetical	$1,000	$1,024.05	$0.75	0.15%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
4

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Responsible U.S. Equity ETF
	Shares	Value
COMMON STOCKS — 99.8%
Aerospace and Defense — 0.2%
AerSale Corp.(1)	171	$3,396
Archer Aviation, Inc., Class A(1)	154	454
Hexcel Corp.	552	40,268
Kaman Corp.	276	7,176
L3Harris Technologies, Inc.	276	58,289
Northrop Grumman Corp.	207	96,071
Parsons Corp.(1)	207	9,321
Woodward, Inc.	345	34,155
		249,130
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.	345	34,486
Expeditors International of Washington, Inc.	1,887	197,305
FedEx Corp.	1,832	372,299
Forward Air Corp.	417	43,038
GXO Logistics, Inc.(1)	552	27,363
Hub Group, Inc., Class A(1)	457	41,921
Radiant Logistics, Inc.(1)	1,173	6,663
United Parcel Service, Inc., Class B	3,174	579,223
		1,302,298
Auto Components — 0.6%
American Axle & Manufacturing Holdings, Inc.(1)	2,208	19,430
Aptiv PLC(1)	897	104,303
Autoliv, Inc.	1,311	121,372
BorgWarner, Inc.	2,277	114,488
Dana, Inc.	1,035	16,394
Fox Factory Holding Corp.(1)	159	18,683
Gentex Corp.	1,725	49,249
Gentherm, Inc.(1)	345	21,911
Goodyear Tire & Rubber Co.(1)	4,222	47,962
LCI Industries	380	42,868
Lear Corp.	483	67,451
Motorcar Parts of America, Inc.(1)	414	5,419
Standard Motor Products, Inc.	207	8,067
Visteon Corp.(1)	72	12,027
		649,624
Automobiles — 1.8%
Ford Motor Co.	26,153	315,667
General Motors Co.	9,128	353,619
Harley-Davidson, Inc.	2,070	98,428
Lucid Group, Inc.(1)(2)	1,035	9,450
Rivian Automotive, Inc., Class A(1)	276	5,327
Tesla, Inc.(1)	4,347	894,221
Thor Industries, Inc.	483	43,948
Winnebago Industries, Inc.	552	35,085
		1,755,745
5

Avantis Responsible U.S. Equity ETF
	Shares	Value
Banks — 6.9%
ACNB Corp.(2)	207	$7,667
Amalgamated Financial Corp.	102	2,402
Associated Banc-Corp.	1,932	44,726
Banc of California, Inc.	621	10,899
BancFirst Corp.	207	18,682
Bancorp, Inc.(1)	771	26,669
Bank First Corp.(2)	26	2,120
Bank of America Corp.	16,698	572,741
Bank of Hawaii Corp.	483	36,157
Bank OZK	1,518	69,874
BankUnited, Inc.	1,035	36,660
Bankwell Financial Group, Inc.	207	6,247
Banner Corp.	483	30,419
Bar Harbor Bankshares	276	8,244
Baycom Corp.	345	7,083
BCB Bancorp, Inc.	414	7,183
Berkshire Hills Bancorp, Inc.	552	16,041
BOK Financial Corp.	345	36,115
Business First Bancshares, Inc.	111	2,313
Byline Bancorp, Inc.	345	8,504
Camden National Corp.	207	8,518
Central Pacific Financial Corp.	483	10,834
Citigroup, Inc.	8,625	437,201
Citizens Financial Group, Inc.	3,933	164,242
City Holding Co.	138	13,552
Columbia Banking System, Inc.	759	22,565
Comerica, Inc.	1,587	111,249
Commerce Bancshares, Inc.	1,005	66,481
Community Bank System, Inc.	345	21,062
CrossFirst Bankshares, Inc.(1)	650	9,198
Cullen/Frost Bankers, Inc.	414	54,574
Eagle Bancorp, Inc.	414	18,137
East West Bancorp, Inc.	1,587	120,945
Enterprise Financial Services Corp.	93	5,065
Farmers & Merchants Bancorp, Inc.	207	5,361
Farmers National Banc Corp.	163	2,323
FB Financial Corp.	82	3,091
Fifth Third Bancorp	5,313	192,862
First BanCorp	2,691	39,046
First Bancorp, Inc.	276	8,081
First Bancshares, Inc.	79	2,474
First Busey Corp.	810	19,553
First Business Financial Services, Inc.	276	9,776
First Citizens BancShares, Inc., Class A	69	50,629
First Commonwealth Financial Corp.	232	3,714
First Financial Bancorp	897	22,102
First Financial Bankshares, Inc.	897	32,902
First Financial Corp.	207	9,098
First Hawaiian, Inc.	1,173	32,082
First Horizon Corp.	6,486	160,658
6

Avantis Responsible U.S. Equity ETF
	Shares	Value
First Interstate BancSystem, Inc., Class A	552	$19,618
First Mid Bancshares, Inc.	238	7,376
First of Long Island Corp.	345	5,872
First Republic Bank	621	76,389
Flushing Financial Corp.	414	8,056
FNB Corp.	3,588	51,201
German American Bancorp, Inc.	276	10,847
Glacier Bancorp, Inc.	690	32,692
HarborOne Bancorp, Inc.	172	2,351
Heartland Financial USA, Inc.	96	4,746
Heritage Financial Corp.	81	2,257
Hilltop Holdings, Inc.	110	3,649
Home BancShares, Inc.	1,380	33,258
HomeStreet, Inc.	345	8,704
HomeTrust Bancshares, Inc.	276	8,079
Hope Bancorp, Inc.	1,520	19,471
Horizon Bancorp, Inc.	153	2,329
Huntington Bancshares, Inc.	7,797	119,450
Independent Bank Corp.	414	32,988
Independent Bank Corp. (Michigan)	345	7,607
Independent Bank Group, Inc.	56	3,296
JPMorgan Chase & Co.	7,935	1,137,482
KeyCorp	9,729	177,943
Lakeland Bancorp, Inc.	690	13,283
Lakeland Financial Corp.	56	4,011
M&T Bank Corp.	1,518	235,730
Mercantile Bank Corp.	244	8,440
Meridian Corp.	207	6,541
National Bank Holdings Corp., Class A	76	3,077
NBT Bancorp, Inc.	552	22,406
Nicolet Bankshares, Inc.(1)	30	2,234
Northeast Bank	207	9,125
Old Second Bancorp, Inc.	449	7,444
Origin Bancorp, Inc.	73	2,767
Pacific Premier Bancorp, Inc.	966	31,318
PacWest Bancorp	1,656	45,954
Park National Corp.	138	17,632
Parke Bancorp, Inc.	345	7,041
Pathward Financial, Inc.	276	14,079
PCB Bancorp	345	6,300
Pinnacle Financial Partners, Inc.	483	35,785
PNC Financial Services Group, Inc.	1,587	250,619
Popular, Inc.	1,311	93,605
Prosperity Bancshares, Inc.	690	50,708
Regions Financial Corp.	8,763	204,353
Renasant Corp.	483	17,378
Sandy Spring Bancorp, Inc.	621	20,462
Seacoast Banking Corp. of Florida	621	18,947
Sierra Bancorp	276	5,578
Signature Bank	414	47,631
Silvergate Capital Corp., Class A(1)(2)	138	1,920
7

Avantis Responsible U.S. Equity ETF
	Shares	Value
Southside Bancshares, Inc.	375	$14,321
Stellar Bancorp, Inc.	365	10,676
SVB Financial Group(1)	345	99,398
Synovus Financial Corp.	2,070	86,547
TriCo Bancshares	70	3,536
Truist Financial Corp.	5,382	252,685
Trustmark Corp.	621	18,257
U.S. Bancorp	5,589	266,763
UMB Financial Corp.	414	37,533
Umpqua Holdings Corp.	2,898	51,179
United Community Banks, Inc.	1,104	36,553
Unity Bancorp, Inc.	276	7,289
Valley National Bancorp	3,864	44,745
Washington Federal, Inc.	865	30,336
Webster Financial Corp.	1,380	73,306
WesBanco, Inc.	122	4,410
Westamerica BanCorp	346	19,072
Western Alliance Bancorp	1,035	76,838
Wintrust Financial Corp.	759	69,927
Zions Bancorp NA	1,932	97,798
		6,869,319
Beverages — 1.4%
Brown-Forman Corp., Class A	276	17,918
Brown-Forman Corp., Class B	2,001	129,805
Coca-Cola Co.	6,555	390,088
Constellation Brands, Inc., Class A	483	108,047
Duckhorn Portfolio, Inc.(1)	72	1,098
Keurig Dr Pepper, Inc.	1,794	61,983
Molson Coors Beverage Co., Class B	1,518	80,742
Monster Beverage Corp.(1)	1,038	105,627
PepsiCo, Inc.	2,760	478,943
		1,374,251
Biotechnology — 3.9%
AbbVie, Inc.	4,002	615,908
Agios Pharmaceuticals, Inc.(1)	432	10,934
Alkermes PLC(1)	1,045	27,943
Alnylam Pharmaceuticals, Inc.(1)	69	13,210
Altimmune, Inc.(1)	418	5,263
Amgen, Inc.	1,389	321,776
AnaptysBio, Inc.(1)	276	6,872
Anika Therapeutics, Inc.(1)	163	5,167
Arcellx, Inc.(1)	107	2,997
Biogen, Inc.(1)	813	219,396
BioMarin Pharmaceutical, Inc.(1)	828	82,461
Bluebird Bio, Inc.(1)	495	2,574
Blueprint Medicines Corp.(1)	16	678
Catalyst Pharmaceuticals, Inc.(1)	1,709	26,079
Concert Pharmaceuticals, Inc.(1)	70	587
Crinetics Pharmaceuticals, Inc.(1)	276	5,421
CRISPR Therapeutics AG(1)(2)	48	2,367
Cytokinetics, Inc.(1)	283	12,271
8

Avantis Responsible U.S. Equity ETF
	Shares	Value
Deciphera Pharmaceuticals, Inc.(1)	293	$4,248
Denali Therapeutics, Inc.(1)	378	10,263
Dynavax Technologies Corp.(1)	2,219	22,856
Eagle Pharmaceuticals, Inc.(1)	160	4,480
Editas Medicine, Inc.(1)	556	5,026
Emergent BioSolutions, Inc.(1)	414	5,125
Enanta Pharmaceuticals, Inc.(1)	138	6,693
Entrada Therapeutics, Inc.(1)	298	3,800
EQRx, Inc.(1)	3,880	8,769
Exact Sciences Corp.(1)	276	17,203
Exelixis, Inc.(1)	2,070	35,356
Gilead Sciences, Inc.	7,461	600,834
Halozyme Therapeutics, Inc.(1)	1,449	69,538
HilleVax, Inc.(1)	217	3,656
Ideaya Biosciences, Inc.(1)	285	5,030
Incyte Corp.(1)	966	74,363
Ionis Pharmaceuticals, Inc.(1)	560	20,104
Ironwood Pharmaceuticals, Inc.(1)	2,418	27,251
Kezar Life Sciences, Inc.(1)	552	3,472
Kura Oncology, Inc.(1)	493	5,877
Madrigal Pharmaceuticals, Inc.(1)	8	2,168
Mersana Therapeutics, Inc.(1)	45	273
Merus NV(1)(2)	8	153
Mirati Therapeutics, Inc.(1)	213	9,764
Moderna, Inc.(1)	1,480	205,439
Myriad Genetics, Inc.(1)	276	5,222
Neurocrine Biosciences, Inc.(1)	414	42,683
Ovid therapeutics, Inc.(1)	355	877
Prometheus Biosciences, Inc.(1)	142	17,379
Prothena Corp. PLC(1)	116	6,468
PTC Therapeutics, Inc.(1)	226	9,869
Regeneron Pharmaceuticals, Inc.(1)	690	524,690
REGENXBIO, Inc.(1)	625	13,906
Relay Therapeutics, Inc.(1)	90	1,454
Rocket Pharmaceuticals, Inc.(1)	345	6,627
Seagen, Inc.(1)	280	50,313
Tango Therapeutics, Inc.(1)	353	1,846
Tyra Biosciences, Inc.(1)	10	132
Ultragenyx Pharmaceutical, Inc.(1)	119	5,294
United Therapeutics Corp.(1)	427	105,059
Vanda Pharmaceuticals, Inc.(1)	621	3,999
Vaxcyte, Inc.(1)	302	12,373
Vertex Pharmaceuticals, Inc.(1)	1,863	540,810
Verve Therapeutics, Inc.(1)	6	114
Xencor, Inc.(1)	421	13,527
		3,876,287
Building Products — 0.8%
A O Smith Corp.	1,311	86,041
Advanced Drainage Systems, Inc.	138	12,245
Allegion PLC	345	38,885
Apogee Enterprises, Inc.	345	15,787
9

Avantis Responsible U.S. Equity ETF
	Shares	Value
Armstrong World Industries, Inc.	759	$59,847
AZEK Co., Inc.(1)	494	11,900
AZZ, Inc.	207	8,415
Carlisle Cos., Inc.	138	35,634
Carrier Global Corp.	1,656	74,570
Fortune Brands Innovations, Inc.	414	25,647
Gibraltar Industries, Inc.(1)	69	3,685
Griffon Corp.	164	5,981
Hayward Holdings, Inc.(1)	414	5,096
Insteel Industries, Inc.	345	10,264
Johnson Controls International PLC	621	38,949
Lennox International, Inc.	71	18,093
Masco Corp.	483	25,324
Masonite International Corp.(1)	381	33,833
Masterbrand, Inc.(1)	414	4,032
Owens Corning	737	72,071
Quanex Building Products Corp.	345	8,953
Trane Technologies PLC	345	63,815
Trex Co., Inc.(1)	773	39,523
UFP Industries, Inc.	805	68,852
Zurn Elkay Water Solutions Corp.	1,104	25,392
		792,834
Capital Markets — 5.2%
Affiliated Managers Group, Inc.	69	10,999
Ameriprise Financial, Inc.	1,173	402,187
Ares Management Corp., Class A	414	33,381
Artisan Partners Asset Management, Inc., Class A	828	27,299
Bank of New York Mellon Corp.	3,864	196,600
BlackRock, Inc.	276	190,283
Blackstone, Inc.	2,433	220,916
Carlyle Group, Inc.	2,898	99,691
Cboe Global Markets, Inc.	276	34,823
Charles Schwab Corp.	4,416	344,095
CME Group, Inc.	1,035	191,848
Cohen & Steers, Inc.	414	29,957
Coinbase Global, Inc., Class A(1)	759	49,206
Diamond Hill Investment Group, Inc.	69	12,047
Donnelley Financial Solutions, Inc.(1)	276	11,678
Evercore, Inc., Class A	483	63,360
FactSet Research Systems, Inc.	207	85,812
Federated Hermes, Inc.	690	27,152
Franklin Resources, Inc.	2,001	58,969
Goldman Sachs Group, Inc.	1,518	533,805
Houlihan Lokey, Inc.	897	85,843
Intercontinental Exchange, Inc.	552	56,194
Invesco Ltd.	3,312	58,490
Janus Henderson Group PLC	1,173	32,211
Jefferies Financial Group, Inc.	2,760	104,300
KKR & Co., Inc.	2,553	143,862
Lazard Ltd., Class A	1,311	48,979
LPL Financial Holdings, Inc.	483	120,537
10

Avantis Responsible U.S. Equity ETF
	Shares	Value
MarketAxess Holdings, Inc.	207	$70,680
Moelis & Co., Class A	828	35,463
Moody's Corp.	345	100,102
Morgan Stanley	5,175	499,387
Morningstar, Inc.	69	14,306
MSCI, Inc.	69	36,028
Nasdaq, Inc.	207	11,604
Northern Trust Corp.	1,449	138,046
Open Lending Corp., Class A(1)	966	6,839
Piper Sandler Cos.	345	52,092
Raymond James Financial, Inc.	1,725	187,094
S&P Global, Inc.	621	211,885
SEI Investments Co.	1,449	87,302
State Street Corp.	1,910	169,379
StepStone Group, Inc., Class A	483	13,814
Stifel Financial Corp.	1,380	92,225
T. Rowe Price Group, Inc.	966	108,462
Tradeweb Markets, Inc., Class A	276	19,566
Victory Capital Holdings, Inc., Class A	414	14,059
Virtu Financial, Inc., Class A	2,070	38,047
		5,180,904
Chemicals — 0.8%
Albemarle Corp.	621	157,927
Avient Corp.	640	27,923
Axalta Coating Systems Ltd.(1)	1,104	32,899
Balchem Corp.	4	520
Chase Corp.	25	2,449
DuPont de Nemours, Inc.	1,449	105,820
Element Solutions, Inc.	345	7,086
Huntsman Corp.	2,484	72,881
Ingevity Corp.(1)	559	46,151
Innospec, Inc.	207	22,658
International Flavors & Fragrances, Inc.	552	51,446
Kronos Worldwide, Inc.	483	5,453
Livent Corp.(1)	10	235
Minerals Technologies, Inc.	276	16,767
PPG Industries, Inc.	414	54,673
PureCycle Technologies, Inc.(1)	423	2,699
Rayonier Advanced Materials, Inc.(1)	710	5,822
Sherwin-Williams Co.	621	137,458
Stepan Co.	214	22,275
Trinseo PLC	828	19,193
		792,335
Commercial Services and Supplies — 0.5%
ACCO Brands Corp.	624	3,538
Brady Corp., Class A	276	15,224
Cintas Corp.	276	121,018
Civeo Corp.(1)	345	9,767
Clean Harbors, Inc.(1)	414	54,677
Copart, Inc.(1)	1,683	118,584
Deluxe Corp.	276	5,089
11

Avantis Responsible U.S. Equity ETF
	Shares	Value
Ennis, Inc.	414	$9,005
Healthcare Services Group, Inc.(1)	414	5,494
HNI Corp.	414	12,937
IAA, Inc.(1)	483	19,760
Interface, Inc.	789	6,959
KAR Auction Services, Inc.(1)	839	11,989
Liquidity Services, Inc.(1)	483	6,115
MSA Safety, Inc.	69	9,270
Pitney Bowes, Inc.	281	1,220
Rollins, Inc.	621	21,859
SP Plus Corp.(1)	139	4,729
Steelcase, Inc., Class A	621	4,887
Tetra Tech, Inc.	138	18,891
UniFirst Corp.	79	15,494
Viad Corp.(1)	7	180
		476,686
Communications Equipment — 0.6%
ADTRAN Holdings, Inc.	357	6,230
Arista Networks, Inc.(1)	897	124,414
Ciena Corp.(1)	1,104	53,235
Cisco Systems, Inc.	4,692	227,187
CommScope Holding Co., Inc.(1)	646	4,677
Extreme Networks, Inc.(1)	1,242	23,250
F5, Inc.(1)	138	19,731
Juniper Networks, Inc.	828	25,486
Lumentum Holdings, Inc.(1)	552	29,703
Motorola Solutions, Inc.	207	54,402
NETGEAR, Inc.(1)	209	3,783
NetScout Systems, Inc.(1)	345	9,812
ViaSat, Inc.(1)	1,202	38,175
Viavi Solutions, Inc.(1)	1,479	16,180
		636,265
Construction and Engineering — 0.1%
AECOM	138	11,918
API Group Corp.(1)	759	17,829
WillScot Mobile Mini Holdings Corp.(1)	1,449	74,478
		104,225
Construction Materials — 0.1%
Vulcan Materials Co.	485	87,741
Consumer Finance — 1.6%
Ally Financial, Inc.	4,347	130,627
American Express Co.	1,311	228,101
Bread Financial Holdings, Inc.	897	36,840
Capital One Financial Corp.	2,898	316,114
Credit Acceptance Corp.(1)(2)	69	30,659
Discover Financial Services	2,829	316,848
Encore Capital Group, Inc.(1)	552	28,527
Enova International, Inc.(1)	276	13,455
Green Dot Corp., Class A(1)	552	10,449
LendingClub Corp.(1)	483	4,540
Navient Corp.	1,656	29,891
12

Avantis Responsible U.S. Equity ETF
	Shares	Value
Nelnet, Inc., Class A	138	$12,954
OneMain Holdings, Inc.	1,863	80,277
PRA Group, Inc.(1)	276	11,747
PROG Holdings, Inc.(1)	621	15,351
Regional Management Corp.	207	6,525
SLM Corp.	4,761	68,463
SoFi Technologies, Inc.(1)	3,105	20,493
Synchrony Financial	6,072	216,831
World Acceptance Corp.(1)	69	6,442
		1,585,134
Containers and Packaging — 0.8%
AptarGroup, Inc.	414	48,322
Ardagh Metal Packaging SA	897	4,324
Avery Dennison Corp.	276	50,284
Ball Corp.	1,104	62,056
Berry Global Group, Inc.	276	17,140
Crown Holdings, Inc.	488	42,217
Graphic Packaging Holding Co.	1,035	24,633
Greif, Inc., Class A	374	26,573
Greif, Inc., Class B	69	5,677
International Paper Co.	2,987	108,697
Myers Industries, Inc.	630	16,279
Packaging Corp. of America	1,245	170,216
Sealed Air Corp.	966	46,967
Silgan Holdings, Inc.	276	14,738
Sonoco Products Co.	1,380	81,503
WestRock Co.	2,484	77,998
		797,624
Distributors — 0.3%
Funko, Inc., Class A(1)	28	303
Genuine Parts Co.	1,035	183,050
LKQ Corp.	1,242	71,154
Pool Corp.	138	49,247
		303,754
Diversified Consumer Services — 0.3%
ADT, Inc.	759	5,723
Adtalem Global Education, Inc.(1)	345	13,496
Bright Horizons Family Solutions, Inc.(1)	69	5,440
Frontdoor, Inc.(1)	414	11,696
Graham Holdings Co., Class B	69	43,240
Grand Canyon Education, Inc.(1)	552	62,536
H&R Block, Inc.	414	15,235
Laureate Education, Inc., Class A	690	8,183
OneSpaWorld Holdings Ltd.(1)	759	8,797
Perdoceo Education Corp.(1)	1,242	17,121
Service Corp. International	966	65,234
Strategic Education, Inc.	138	11,764
Stride, Inc.(1)	414	17,583
Udemy, Inc.(1)	115	1,086
Universal Technical Institute, Inc.(1)	897	6,512
		293,646
13

Avantis Responsible U.S. Equity ETF
	Shares	Value
Diversified Financial Services — 0.5%
Apollo Global Management, Inc.	1,961	$139,035
Cannae Holdings, Inc.(1)	621	14,022
Equitable Holdings, Inc.	6,072	190,782
Voya Financial, Inc.	1,656	123,356
		467,195
Diversified Telecommunication Services — 1.0%
AT&T, Inc.	13,432	253,999
Cogent Communications Holdings, Inc.	138	8,934
EchoStar Corp., Class A(1)	483	9,641
Iridium Communications, Inc.	1,451	89,048
Lumen Technologies, Inc.	3,253	11,060
Radius Global Infrastructure, Inc., Class A(1)	483	6,584
Verizon Communications, Inc.	15,388	597,208
		976,474
Electric Utilities — 0.4%
Edison International	2,291	151,687
Exelon Corp.	5,865	236,887
Genie Energy Ltd., Class B	345	3,940
		392,514
Electrical Equipment — 0.6%
Acuity Brands, Inc.	207	40,150
AMETEK, Inc.	483	68,374
Array Technologies, Inc.(1)	438	8,208
Atkore, Inc.(1)	897	130,980
Bloom Energy Corp., Class A(1)	409	8,871
ChargePoint Holdings, Inc.(1)(2)	73	829
Eaton Corp. PLC	483	84,491
Encore Wire Corp.	352	67,940
EnerSys	207	18,773
FREYR Battery SA(1)(2)	828	7,518
FuelCell Energy, Inc.(1)	2,076	6,934
Generac Holdings, Inc.(1)	69	8,281
GrafTech International Ltd.	1,656	9,356
Hubbell, Inc.	207	52,069
nVent Electric PLC	552	25,304
Regal Rexnord Corp.	276	43,509
Rockwell Automation, Inc.	138	40,700
Sensata Technologies Holding PLC	207	10,470
Sunrun, Inc.(1)	483	11,611
Thermon Group Holdings, Inc.(1)	414	10,950
Vertiv Holdings Co.	88	1,430
		656,748
Electronic Equipment, Instruments and Components — 1.6%
Advanced Energy Industries, Inc.	414	38,535
Amphenol Corp., Class A	828	64,187
Arrow Electronics, Inc.(1)	414	48,848
Avnet, Inc.	966	43,190
Badger Meter, Inc.	138	16,784
Bel Fuse, Inc., Class B	70	2,486
Belden, Inc.	138	11,644
14

Avantis Responsible U.S. Equity ETF
	Shares	Value
Benchmark Electronics, Inc.	276	$6,566
CDW Corp.	483	97,769
Cognex Corp.	345	16,360
Coherent Corp.(1)	906	39,076
Corning, Inc.	7,176	243,625
CTS Corp.	345	14,942
ePlus, Inc.(1)	148	8,017
Fabrinet(1)	276	33,636
Flex Ltd.(1)	5,934	135,058
Insight Enterprises, Inc.(1)	207	27,721
IPG Photonics Corp.(1)	207	25,511
Jabil, Inc.	2,049	170,128
Keysight Technologies, Inc.(1)	828	132,447
Kimball Electronics, Inc.(1)	209	5,227
Knowles Corp.(1)	621	10,545
Littelfuse, Inc.	138	35,705
Methode Electronics, Inc.	276	13,449
Napco Security Technologies, Inc.(1)	101	3,192
National Instruments Corp.	414	20,911
Novanta, Inc.(1)	69	10,827
OSI Systems, Inc.(1)	138	12,772
PC Connection, Inc.	138	6,044
Plexus Corp.(1)	150	14,384
Sanmina Corp.(1)	1,015	61,367
ScanSource, Inc.(1)	276	8,606
TD SYNNEX Corp.	138	13,320
TE Connectivity Ltd.	1,104	140,561
Trimble, Inc.(1)	207	10,776
TTM Technologies, Inc.(1)	1,040	13,822
Vishay Intertechnology, Inc.	2,309	49,020
Vishay Precision Group, Inc.(1)	279	12,164
Vontier Corp.	552	14,446
Zebra Technologies Corp., Class A(1)	69	20,717
		1,654,385
Energy Equipment and Services†
National Energy Services Reunited Corp.(1)	905	5,846
Oil States International, Inc.(1)	966	8,820
SEACOR Marine Holdings, Inc.(1)	6	62
		14,728
Entertainment — 0.8%
AMC Entertainment Holdings, Inc., Class A(1)(2)	976	6,969
Electronic Arts, Inc.	690	76,549
IMAX Corp.(1)	414	7,634
Live Nation Entertainment, Inc.(1)	345	24,861
Madison Square Garden Entertainment Corp.(1)	207	12,530
Marcus Corp.(2)	414	6,661
Netflix, Inc.(1)	568	182,970
Playstudios, Inc.(1)	1,725	6,417
Playtika Holding Corp.(1)	54	518
Roku, Inc.(1)	138	8,927
Take-Two Interactive Software, Inc.(1)	1,242	136,061
15

Avantis Responsible U.S. Equity ETF
	Shares	Value
Walt Disney Co.(1)	1,727	$172,026
Warner Bros Discovery, Inc.(1)	4,310	67,322
World Wrestling Entertainment, Inc., Class A	766	64,344
		773,789
Food and Staples Retailing — 1.7%
Andersons, Inc.	345	15,742
BJ's Wholesale Club Holdings, Inc.(1)	1,035	74,313
Costco Wholesale Corp.	1,183	572,785
PriceSmart, Inc.	141	9,831
SpartanNash Co.	696	18,625
Sprouts Farmers Market, Inc.(1)	2,277	68,970
Sysco Corp.	1,934	144,218
United Natural Foods, Inc.(1)	1,104	44,966
US Foods Holding Corp.(1)	211	7,919
Walgreens Boots Alliance, Inc.	2,005	71,238
Walmart, Inc.	4,623	657,067
		1,685,674
Food Products — 0.9%
Alico, Inc.	70	1,802
Campbell Soup Co.	552	28,991
Darling Ingredients, Inc.(1)	1,656	104,775
General Mills, Inc.	1,104	87,779
Hershey Co.	621	147,997
Hormel Foods Corp.	759	33,684
J M Smucker Co.	621	91,840
Kellogg Co.	621	40,949
Lamb Weston Holdings, Inc.	1,173	118,051
Lancaster Colony Corp.	138	26,493
McCormick & Co., Inc.	276	20,512
Mondelez International, Inc., Class A	2,553	166,404
		869,277
Health Care Equipment and Supplies — 2.0%
Abbott Laboratories	3,450	350,934
Align Technology, Inc.(1)	138	42,711
Avanos Medical, Inc.(1)	276	7,747
Baxter International, Inc.	828	33,079
Becton Dickinson & Co.	345	80,920
Boston Scientific Corp.(1)	2,760	128,947
Contra Abiomed, Inc.(1)	112	114
Cooper Cos., Inc.	138	45,122
Cue Health, Inc.(1)	693	1,490
DENTSPLY SIRONA, Inc.	918	34,948
DexCom, Inc.(1)	486	53,951
Edwards Lifesciences Corp.(1)	1,661	133,611
Embecta Corp.	141	4,505
Glaukos Corp.(1)	276	13,035
Globus Medical, Inc., Class A(1)	345	20,127
Haemonetics Corp.(1)	293	22,787
Hologic, Inc.(1)	2,761	219,886
IDEXX Laboratories, Inc.(1)	251	118,783
Inogen, Inc.(1)	150	2,351
16

Avantis Responsible U.S. Equity ETF
	Shares	Value
Insulet Corp.(1)	69	$19,069
Intuitive Surgical, Inc.(1)	452	103,684
Medtronic PLC	2,070	171,396
Merit Medical Systems, Inc.(1)	362	25,550
Neogen Corp.(1)	414	7,324
OraSure Technologies, Inc.(1)	902	5,692
Penumbra, Inc.(1)	69	17,939
PROCEPT BioRobotics Corp.(1)	20	749
QuidelOrtho Corp.(1)	486	42,253
ResMed, Inc.	207	44,091
Stryker Corp.	414	108,832
Teleflex, Inc.	138	32,876
UFP Technologies, Inc.(1)	42	4,944
Utah Medical Products, Inc.	9	826
Zimmer Biomet Holdings, Inc.	690	85,470
Zimvie, Inc.(1)	277	3,152
		1,988,895
Health Care Providers and Services — 2.9%
23andMe Holding Co., Class A(1)	2,427	6,092
Acadia Healthcare Co., Inc.(1)	347	25,161
Accolade, Inc.(1)	226	2,511
agilon health, Inc.(1)(2)	691	14,656
AmerisourceBergen Corp.	759	118,070
AMN Healthcare Services, Inc.(1)	622	55,986
Apollo Medical Holdings, Inc.(1)	8	279
Cardinal Health, Inc.	1,587	120,152
Castle Biosciences, Inc.(1)	79	1,989
Centene Corp.(1)	3,108	212,587
Chemed Corp.	69	35,989
Cigna Group	414	120,929
CorVel Corp.(1)	69	12,439
Cross Country Healthcare, Inc.(1)	544	14,389
CVS Health Corp.	1,587	132,578
DaVita, Inc.(1)	207	17,028
Elevance Health, Inc.	828	388,887
Encompass Health Corp.	138	7,800
Ensign Group, Inc.	690	61,741
Fulgent Genetics, Inc.(1)	216	7,083
Guardant Health, Inc.(1)	12	371
HCA Healthcare, Inc.	276	67,192
HealthEquity, Inc.(1)	345	22,484
Henry Schein, Inc.(1)	418	32,734
Hims & Hers Health, Inc.(1)	468	5,274
Humana, Inc.	426	210,878
Laboratory Corp. of America Holdings	621	148,643
McKesson Corp.	276	96,548
ModivCare, Inc.(1)	69	6,775
Molina Healthcare, Inc.(1)	828	227,973
National Research Corp.	207	9,348
NeoGenomics, Inc.(1)	430	7,245
Oak Street Health, Inc.(1)	291	10,301
17

Avantis Responsible U.S. Equity ETF
	Shares	Value
Owens & Minor, Inc.(1)	966	$14,809
Patterson Cos., Inc.	633	16,787
Premier, Inc., Class A	1,035	33,317
Privia Health Group, Inc.(1)	32	894
Quest Diagnostics, Inc.	207	28,640
R1 RCM, Inc.(1)	833	11,829
UnitedHealth Group, Inc.	1,179	561,133
		2,869,521
Health Care Technology — 0.1%
American Well Corp., Class A(1)	1,868	5,212
Doximity, Inc., Class A(1)(2)	13	437
Evolent Health, Inc., Class A(1)	98	3,431
Health Catalyst, Inc.(1)	468	6,533
NextGen Healthcare, Inc.(1)	483	8,747
Phreesia, Inc.(1)	158	5,814
Teladoc Health, Inc.(1)	207	5,483
Veeva Systems, Inc., Class A(1)	207	34,292
Veradigm, Inc.(1)	2,347	38,984
		108,933
Hotels, Restaurants and Leisure — 2.0%
Airbnb, Inc., Class A(1)	414	51,038
Aramark	276	10,157
BJ's Restaurants, Inc.(1)	276	8,832
Bloomin' Brands, Inc.	759	19,810
Booking Holdings, Inc.(1)	207	522,468
Cheesecake Factory, Inc.	828	31,000
Chipotle Mexican Grill, Inc.(1)	155	231,117
Choice Hotels International, Inc.	414	49,001
Cracker Barrel Old Country Store, Inc.	414	45,110
Darden Restaurants, Inc.	1,072	153,285
Dave & Buster's Entertainment, Inc.(1)	276	11,046
Hilton Grand Vacations, Inc.(1)	276	13,176
Hilton Worldwide Holdings, Inc.	483	69,798
Hyatt Hotels Corp., Class A(1)	759	88,226
Jack in the Box, Inc.	138	10,819
Marriott International, Inc., Class A	276	46,710
Marriott Vacations Worldwide Corp.	69	10,556
McDonald's Corp.	897	236,727
Ruth's Hospitality Group, Inc.	690	12,869
SeaWorld Entertainment, Inc.(1)	138	8,915
Six Flags Entertainment Corp.(1)	207	5,465
Starbucks Corp.	966	98,619
Texas Roadhouse, Inc.	1,035	105,094
Travel + Leisure Co.	207	8,684
Vail Resorts, Inc.	69	16,111
Wendy's Co.	966	21,213
Wingstop, Inc.	71	12,095
Wyndham Hotels & Resorts, Inc.	345	26,572
Yum! Brands, Inc.	483	61,418
		1,985,931
18

Avantis Responsible U.S. Equity ETF
	Shares	Value
Household Durables — 1.2%
Beazer Homes USA, Inc.(1)	483	$7,201
Cavco Industries, Inc.(1)	79	22,515
Century Communities, Inc.	207	12,381
D.R. Horton, Inc.	1,617	149,540
Ethan Allen Interiors, Inc.	414	12,234
Garmin Ltd.	483	47,397
GoPro, Inc., Class A(1)	1,863	9,669
Green Brick Partners, Inc.(1)	345	10,764
Hovnanian Enterprises, Inc., Class A(1)	138	9,399
Installed Building Products, Inc.	69	7,961
iRobot Corp.(1)	138	5,670
KB Home	690	24,336
La-Z-Boy, Inc.	414	13,405
Leggett & Platt, Inc.	493	17,003
Lennar Corp., B Shares	48	3,920
Lennar Corp., Class A	1,327	128,374
LGI Homes, Inc.(1)	69	7,197
M/I Homes, Inc.(1)	207	11,973
MDC Holdings, Inc.	345	12,765
Meritage Homes Corp.	207	22,611
Mohawk Industries, Inc.(1)	276	28,387
Newell Brands, Inc.	1,794	26,354
NVR, Inc.(1)	18	93,125
PulteGroup, Inc.	2,898	158,434
Skyline Champion Corp.(1)	759	51,923
Sonos, Inc.(1)	759	14,747
Taylor Morrison Home Corp.(1)	2,001	71,696
Tempur Sealy International, Inc.	897	38,338
Toll Brothers, Inc.	966	57,902
TopBuild Corp.(1)	69	14,324
Tri Pointe Homes, Inc.(1)	1,725	41,124
Whirlpool Corp.	759	104,727
		1,237,396
Household Products — 1.1%
Church & Dwight Co., Inc.	966	80,932
Clorox Co.	622	96,684
Colgate-Palmolive Co.	3,174	232,654
Energizer Holdings, Inc.	276	9,999
Kimberly-Clark Corp.	1,587	198,454
Procter & Gamble Co.	3,381	465,090
Spectrum Brands Holdings, Inc.	395	25,288
		1,109,101
Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	759	21,138
Montauk Renewables, Inc.(1)(2)	417	4,112
Ormat Technologies, Inc.	418	35,329
Sunnova Energy International, Inc.(1)(2)	828	14,722
		75,301
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	621	118,909
19

Avantis Responsible U.S. Equity ETF
	Shares	Value
Insurance — 5.7%
Aflac, Inc.	4,071	$277,439
Allstate Corp.	1,468	189,049
American Financial Group, Inc.	828	111,043
American International Group, Inc.	4,416	269,862
AMERISAFE, Inc.	207	11,290
Aon PLC, Class A	690	209,794
Arch Capital Group Ltd.(1)	3,381	236,670
Argo Group International Holdings Ltd.	276	8,018
Arthur J Gallagher & Co.	897	168,053
Assurant, Inc.	414	52,739
Assured Guaranty Ltd.	690	43,063
Axis Capital Holdings Ltd.	1,449	87,983
Brighthouse Financial, Inc.(1)	1,035	59,854
Brown & Brown, Inc.	276	15,475
Chubb Ltd.	1,449	305,768
Cincinnati Financial Corp.	966	116,596
CNA Financial Corp.	207	9,062
CNO Financial Group, Inc.	1,380	35,356
Erie Indemnity Co., Class A	207	48,726
Everest Re Group Ltd.	414	158,964
F&G Annuities & Life, Inc.	225	4,583
Fidelity National Financial, Inc.	3,381	134,767
First American Financial Corp.	1,242	70,521
Genworth Financial, Inc., Class A(1)	5,727	35,679
Globe Life, Inc.	1,035	125,949
Hanover Insurance Group, Inc.	414	57,745
Hartford Financial Services Group, Inc.	3,381	264,665
Hippo Holdings, Inc.(1)(2)	140	2,409
Horace Mann Educators Corp.	483	17,852
Kemper Corp.	276	17,002
Kinsale Capital Group, Inc.	207	65,971
Lincoln National Corp.	1,173	37,208
Markel Corp.(1)	69	91,760
Marsh & McLennan Cos., Inc.	759	123,064
Mercury General Corp.	276	9,398
MetLife, Inc.	3,588	257,367
Old Republic International Corp.	3,519	92,796
Oscar Health, Inc., Class A(1)	897	4,969
Primerica, Inc.	621	119,195
Principal Financial Group, Inc.	2,484	222,467
Progressive Corp.	2,139	306,989
Prudential Financial, Inc.	1,932	193,200
Reinsurance Group of America, Inc.	828	119,621
RenaissanceRe Holdings Ltd.	414	88,969
RLI Corp.	276	38,063
Selective Insurance Group, Inc.	690	70,056
SiriusPoint Ltd.(1)	384	2,726
Stewart Information Services Corp.	377	16,019
Travelers Cos., Inc.	1,932	357,652
United Fire Group, Inc.	84	2,397
20

Avantis Responsible U.S. Equity ETF
	Shares	Value
Unum Group	2,070	$92,219
W R Berkley Corp.	1,725	114,178
White Mountains Insurance Group Ltd.	69	99,606
Willis Towers Watson PLC	276	64,683
		5,736,549
Interactive Media and Services — 3.0%
Alphabet, Inc., Class A(1)	12,420	1,118,545
Alphabet, Inc., Class C(1)	11,040	996,912
Cargurus, Inc.(1)	439	7,485
Cars.com, Inc.(1)	1,449	27,821
IAC, Inc.(1)	300	15,582
Match Group, Inc.(1)	276	11,432
Meta Platforms, Inc., Class A(1)	4,355	761,864
Pinterest, Inc., Class A(1)	1,035	25,989
Shutterstock, Inc.	276	20,761
Snap, Inc., Class A(1)	621	6,303
TripAdvisor, Inc.(1)	283	6,104
Yelp, Inc.(1)	428	12,848
Ziff Davis, Inc.(1)	207	16,349
ZipRecruiter, Inc., Class A(1)	493	8,411
ZoomInfo Technologies, Inc.(1)	276	6,671
		3,043,077
Internet and Direct Marketing Retail — 1.5%
Amazon.com, Inc.(1)	13,800	1,300,374
Chewy, Inc., Class A(1)(2)	414	16,788
DoorDash, Inc., Class A(1)	276	15,086
eBay, Inc.	2,995	137,471
Etsy, Inc.(1)	345	41,886
PetMed Express, Inc.	276	5,183
Revolve Group, Inc.(1)	3	81
Wayfair, Inc., Class A(1)(2)	69	2,794
		1,519,663
IT Services — 4.3%
Accenture PLC, Class A	1,380	366,459
Akamai Technologies, Inc.(1)	1,035	75,141
Amdocs Ltd.	690	63,211
Automatic Data Processing, Inc.	2,001	439,860
AvidXchange Holdings, Inc.(1)	414	4,119
Broadridge Financial Solutions, Inc., ADR	345	48,569
Cass Information Systems, Inc.	207	10,008
Cloudflare, Inc., Class A(1)	138	8,281
Cognizant Technology Solutions Corp., Class A	2,139	133,966
Concentrix Corp.	207	28,326
CSG Systems International, Inc.	483	27,145
DigitalOcean Holdings, Inc.(1)	151	4,829
DXC Technology Co.(1)	3,795	105,273
EPAM Systems, Inc.(1)	94	28,919
Euronet Worldwide, Inc.(1)	276	30,043
EVERTEC, Inc.	623	22,933
ExlService Holdings, Inc.(1)	138	22,702
Fidelity National Information Services, Inc.	483	30,608
21

Avantis Responsible U.S. Equity ETF
	Shares	Value
Fiserv, Inc.(1)	492	$56,624
FleetCor Technologies, Inc.(1)	276	59,282
Gartner, Inc.(1)	345	113,094
Genpact Ltd.	483	23,054
Global Payments, Inc.	277	31,079
Globant SA(1)	82	13,537
GoDaddy, Inc., Class A(1)	966	73,136
Hackett Group, Inc.	345	6,431
IBEX Holdings Ltd.(1)	75	2,096
International Business Machines Corp.	1,380	178,434
Jack Henry & Associates, Inc.	621	101,993
Kyndryl Holdings, Inc.(1)	3,312	51,965
Marqeta, Inc., Class A(1)	228	1,322
Mastercard, Inc., Class A	1,794	637,390
MAXIMUS, Inc.	138	11,327
MongoDB, Inc.(1)	69	14,457
Okta, Inc.(1)	69	4,919
Paychex, Inc.	1,794	198,058
PayPal Holdings, Inc.(1)	1,518	111,725
Remitly Global, Inc.(1)	905	13,240
Sabre Corp.(1)	759	3,841
Shift4 Payments, Inc., Class A(1)	150	9,675
Snowflake, Inc., Class A(1)	345	53,261
Squarespace, Inc., Class A(1)	39	913
SS&C Technologies Holdings, Inc.	276	16,201
TTEC Holdings, Inc.	138	5,556
Twilio, Inc., Class A(1)	207	13,913
VeriSign, Inc.(1)	207	40,744
Visa, Inc., Class A	4,347	956,079
Western Union Co.	2,691	34,875
WEX, Inc.(1)	138	26,608
		4,315,221
Leisure Products — 0.3%
Acushnet Holdings Corp.	345	16,650
Brunswick Corp.	1,104	96,512
Hasbro, Inc.	138	7,591
Malibu Boats, Inc., Class A(1)	345	20,617
MasterCraft Boat Holdings, Inc.(1)	345	11,651
Mattel, Inc.(1)	1,242	22,343
Polaris, Inc.	552	62,790
Topgolf Callaway Brands Corp.(1)	483	11,196
YETI Holdings, Inc.(1)	345	13,448
		262,798
Life Sciences Tools and Services — 1.2%
10X Genomics, Inc., Class A(1)	2	95
Adaptive Biotechnologies Corp.(1)	365	3,121
Agilent Technologies, Inc.	553	78,509
Avantor, Inc.(1)	903	22,006
Azenta, Inc.(1)	483	21,199
Bio-Rad Laboratories, Inc., Class A(1)	69	32,971
Bio-Techne Corp.	304	22,083
22

Avantis Responsible U.S. Equity ETF
	Shares	Value
Bruker Corp.	483	$33,288
Charles River Laboratories International, Inc.(1)	75	16,451
Danaher Corp.	695	172,033
Illumina, Inc.(1)	217	43,226
IQVIA Holdings, Inc.(1)	352	73,382
Maravai LifeSciences Holdings, Inc., Class A(1)	414	6,107
Medpace Holdings, Inc.(1)	138	26,755
Mettler-Toledo International, Inc.(1)	138	197,852
OmniAb, Inc.(1)	804	3,353
OmniAb, Inc.(1)	47	130
OmniAb, Inc.(1)	47	125
PerkinElmer, Inc.	138	17,191
Quantum-Si, Inc.(1)	559	1,017
Repligen Corp.(1)	69	12,032
SomaLogic, Inc.(1)	621	1,577
Syneos Health, Inc.(1)	138	5,550
Thermo Fisher Scientific, Inc.	414	224,289
Waters Corp.(1)	294	91,402
West Pharmaceutical Services, Inc.	281	89,085
		1,194,829
Machinery — 2.5%
AGCO Corp.	483	68,011
Allison Transmission Holdings, Inc.	552	26,220
Barnes Group, Inc.	345	14,538
Cummins, Inc.	1,124	273,222
Deere & Co.	1,387	581,486
Dover Corp.	207	31,029
Evoqua Water Technologies Corp.(1)	966	46,909
Franklin Electric Co., Inc.	207	19,783
Gates Industrial Corp. PLC(1)	483	6,781
Graco, Inc.	797	55,423
Helios Technologies, Inc.	213	14,429
Hyliion Holdings Corp.(1)(2)	760	2,151
IDEX Corp.	138	31,047
Illinois Tool Works, Inc.	828	193,057
Ingersoll Rand, Inc.	1,242	72,123
ITT, Inc.	552	50,171
John Bean Technologies Corp.	43	4,768
Kennametal, Inc.	1,086	30,766
Lincoln Electric Holdings, Inc.	690	115,872
Lindsay Corp.	46	6,923
Middleby Corp.(1)	69	10,729
Nordson Corp.	138	30,310
Oshkosh Corp.	862	76,882
Otis Worldwide Corp.	552	46,710
PACCAR, Inc.	3,013	217,539
Parker-Hannifin Corp.	138	48,555
Pentair PLC	207	11,580
Proterra, Inc.(1)	1,311	5,506
Shyft Group, Inc.	369	9,568
Snap-on, Inc.	483	120,113
23

Avantis Responsible U.S. Equity ETF
	Shares	Value
SPX Technologies, Inc.(1)	234	$16,483
Stanley Black & Decker, Inc.	207	17,721
Tennant Co.	207	14,660
Terex Corp.	883	52,282
Timken Co.	552	47,168
Titan International, Inc.(1)	833	10,338
Toro Co.	621	68,583
Watts Water Technologies, Inc., Class A	138	24,182
Westinghouse Air Brake Technologies Corp.	483	50,391
Xylem, Inc.	138	14,166
		2,538,175
Marine — 0.1%
Costamare, Inc.	621	6,520
Matson, Inc.	695	46,224
Safe Bulkers, Inc.	1,518	5,693
		58,437
Media — 1.0%
Altice USA, Inc., Class A(1)	307	1,216
AMC Networks, Inc., Class A(1)	221	4,942
Cable One, Inc.	40	27,624
Charter Communications, Inc., Class A(1)	138	50,730
Comcast Corp., Class A	7,314	271,861
Cumulus Media, Inc., Class A(1)	213	1,154
Daily Journal Corp.(1)	1	304
DISH Network Corp., Class A(1)	1,942	22,158
Entravision Communications Corp., Class A	1,173	7,695
Fox Corp., Class A	2,790	97,706
Fox Corp., Class B	1,189	38,345
Interpublic Group of Cos., Inc.	1,656	58,854
John Wiley & Sons, Inc., Class A	138	6,140
Liberty Broadband Corp., Class A(1)	69	5,984
Liberty Broadband Corp., Class C(1)	345	29,901
New York Times Co., Class A	828	31,878
News Corp., Class A	2,139	36,684
News Corp., Class B	621	10,718
Nexstar Media Group, Inc., Class A	138	25,654
Omnicom Group, Inc.	759	68,743
Paramount Global, Class B	3,243	69,465
PubMatic, Inc., Class A(1)	414	6,285
Quotient Technology, Inc.(1)	228	862
Scholastic Corp.	517	23,580
Sinclair Broadcast Group, Inc., Class A	276	4,491
Sirius XM Holdings, Inc.	1,311	5,755
TechTarget, Inc.(1)	138	5,207
Thryv Holdings, Inc.(1)	276	6,580
Trade Desk, Inc., Class A(1)	552	30,890
WideOpenWest, Inc.(1)	1,175	12,843
		964,249
Metals and Mining — 0.5%
Arconic Corp.(1)	978	25,858
Commercial Metals Co.	1,725	89,269
24

Avantis Responsible U.S. Equity ETF
	Shares	Value
Gold Resource Corp.	3,105	$2,839
Newmont Corp.	3,864	168,509
Reliance Steel & Aluminum Co.	440	109,050
Royal Gold, Inc.	483	57,376
Schnitzer Steel Industries, Inc., Class A	421	13,762
		466,663
Multiline Retail — 1.0%
Big Lots, Inc.	414	5,941
Dillard's, Inc., Class A	69	24,592
Dollar General Corp.	897	194,021
Dollar Tree, Inc.(1)	1,602	232,739
Kohl's Corp.	2,346	65,782
Macy's, Inc.	5,313	108,704
Nordstrom, Inc.	1,242	24,194
Ollie's Bargain Outlet Holdings, Inc.(1)	207	11,911
Target Corp.	2,001	337,168
		1,005,052
Oil, Gas and Consumable Fuels — 0.1%
Epsilon Energy Ltd.	350	2,012
Evolution Petroleum Corp.	966	6,289
NACCO Industries, Inc., Class A	71	2,655
Sitio Royalties Corp., Class A	157	3,691
Teekay Tankers Ltd., Class A(1)	277	12,506
Texas Pacific Land Corp.	72	128,174
		155,327
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	276	10,651
Glatfelter Corp.	552	2,119
Louisiana-Pacific Corp.	1,384	80,978
Mercer International, Inc.	828	8,926
		102,674
Personal Products — 0.2%
Edgewell Personal Care Co.	207	8,839
Estee Lauder Cos., Inc., Class A	759	184,475
Herbalife Nutrition Ltd.(1)	222	4,295
Nu Skin Enterprises, Inc., Class A	420	16,733
		214,342
Pharmaceuticals — 4.5%
Arvinas, Inc.(1)	623	19,095
Assertio Holdings, Inc.(1)(2)	1,175	6,498
Bristol-Myers Squibb Co.	10,352	713,874
Catalent, Inc.(1)	276	18,829
Corcept Therapeutics, Inc.(1)	474	9,873
DICE Therapeutics, Inc.(1)	368	10,981
Elanco Animal Health, Inc.(1)	1,173	13,454
Eli Lilly & Co.	210	65,356
Harrow Health, Inc.(1)	612	10,967
Innoviva, Inc.(1)	971	11,720
Jazz Pharmaceuticals PLC(1)	656	92,102
Johnson & Johnson	7,176	1,099,794
Ligand Pharmaceuticals, Inc.(1)	160	11,542
25

Avantis Responsible U.S. Equity ETF
	Shares	Value
Merck & Co., Inc.	9,729	$1,033,609
Organon & Co.	556	13,617
Pfizer, Inc.	21,397	868,076
Pliant Therapeutics, Inc.(1)	40	1,274
ProPhase Labs, Inc.(2)	208	1,521
Royalty Pharma PLC, Class A	1,380	49,473
Supernus Pharmaceuticals, Inc.(1)	521	19,584
Theravance Biopharma, Inc.(1)	626	6,761
Ventyx Biosciences, Inc.(1)	183	7,915
Viatris, Inc.	15,732	179,345
Zoetis, Inc.	1,311	218,937
		4,484,197
Professional Services — 0.8%
ASGN, Inc.(1)	138	12,254
Barrett Business Services, Inc.	37	3,551
Booz Allen Hamilton Holding Corp.	483	45,754
CACI International, Inc., Class A(1)	3	879
CBIZ, Inc.(1)	734	36,766
Clarivate PLC(1)	1,492	15,114
CoStar Group, Inc.(1)	621	43,880
CRA International, Inc.	138	17,177
Dun & Bradstreet Holdings, Inc.	483	5,801
Equifax, Inc.	207	41,924
Exponent, Inc.	161	16,567
Franklin Covey Co.(1)	207	9,702
FTI Consulting, Inc.(1)	69	12,676
Heidrick & Struggles International, Inc.	414	14,213
Insperity, Inc.	511	63,410
Jacobs Solutions, Inc.	138	16,491
KBR, Inc.	277	15,265
Kelly Services, Inc., Class A	414	6,926
Kforce, Inc.	414	25,871
Korn Ferry	631	35,266
Leidos Holdings, Inc.	138	13,396
ManpowerGroup, Inc.	552	46,854
NV5 Global, Inc.(1)	71	7,471
Planet Labs PBC(1)(2)	2,218	10,225
RCM Technologies, Inc.(1)	11	159
Resources Connection, Inc.	208	3,756
Robert Half International, Inc.	1,587	127,944
Science Applications International Corp.	138	14,716
TransUnion	276	18,059
TriNet Group, Inc.(1)	552	45,744
TrueBlue, Inc.(1)	621	11,613
Verisk Analytics, Inc.	345	59,033
		798,457
Real Estate Management and Development — 0.4%
Anywhere Real Estate, Inc.(1)	483	2,797
CBRE Group, Inc., Class A(1)	1,338	113,917
Cushman & Wakefield PLC(1)	897	11,607
Forestar Group, Inc.(1)	414	5,908
26

Avantis Responsible U.S. Equity ETF
	Shares	Value
FRP Holdings, Inc.(1)	33	$1,803
Howard Hughes Corp.(1)	345	28,676
Jones Lang LaSalle, Inc.(1)	436	76,065
Kennedy-Wilson Holdings, Inc.	1,526	25,499
Marcus & Millichap, Inc.	552	18,972
Opendoor Technologies, Inc.(1)	2,187	3,149
RE/MAX Holdings, Inc., Class A	345	6,379
RMR Group, Inc., Class A	147	4,137
Tejon Ranch Co.(1)	208	3,996
Zillow Group, Inc., Class A(1)	239	9,883
Zillow Group, Inc., Class C(1)	1,702	71,484
		384,272
Road and Rail — 2.5%
ArcBest Corp.	483	46,465
Covenant Logistics Group, Inc.	148	5,128
CSX Corp.	13,424	409,298
Daseke, Inc.(1)	621	5,061
Heartland Express, Inc.	552	8,904
JB Hunt Transport Services, Inc.	966	174,643
Knight-Swift Transportation Holdings, Inc.	1,104	62,752
Landstar System, Inc.	552	99,796
Marten Transport Ltd.	985	21,739
Norfolk Southern Corp.	1,460	328,237
Old Dominion Freight Line, Inc.	839	284,639
RXO, Inc.(1)	967	19,891
Ryder System, Inc.	897	87,825
Saia, Inc.(1)	345	93,450
Schneider National, Inc., Class B	966	27,106
Uber Technologies, Inc.(1)	2,139	71,143
U-Haul Holding Co.(2)	72	4,623
U-Haul Holding Co., Non-Voting Shares	752	41,834
Union Pacific Corp.	3,174	657,907
Werner Enterprises, Inc.	828	38,461
XPO, Inc.(1)	520	17,347
		2,506,249
Semiconductors and Semiconductor Equipment — 6.4%
Advanced Micro Devices, Inc.(1)	5,244	412,074
Allegro MicroSystems, Inc.(1)	345	15,070
Amkor Technology, Inc.	899	23,158
Analog Devices, Inc.	828	151,913
Applied Materials, Inc.	4,485	520,933
Axcelis Technologies, Inc.(1)	483	62,085
Broadcom, Inc.	690	410,060
CEVA, Inc.(1)	79	2,493
Cirrus Logic, Inc.(1)	490	50,348
Cohu, Inc.(1)	421	15,661
Enphase Energy, Inc.(1)	485	102,107
Entegris, Inc.	552	47,047
First Solar, Inc.(1)	345	58,353
FormFactor, Inc.(1)	483	14,538
GLOBALFOUNDRIES, Inc.(1)(2)	309	20,190
27

Avantis Responsible U.S. Equity ETF
	Shares	Value
Intel Corp.	12,420	$309,631
KLA Corp.	897	340,304
Kulicke & Soffa Industries, Inc.	816	43,493
Lam Research Corp.	832	404,360
Lattice Semiconductor Corp.(1)	276	23,449
Marvell Technology, Inc.	1,242	56,076
MaxLinear, Inc.(1)	982	33,594
Microchip Technology, Inc.	1,104	89,457
Micron Technology, Inc.	7,176	414,916
MKS Instruments, Inc.	483	46,817
Monolithic Power Systems, Inc.	69	33,416
NVIDIA Corp.	3,105	720,857
NXP Semiconductors NV	621	110,836
ON Semiconductor Corp.(1)	4,102	317,536
Onto Innovation, Inc.(1)	345	28,452
PDF Solutions, Inc.(1)	276	10,334
Photronics, Inc.(1)	1,115	19,646
Qorvo, Inc.(1)	345	34,807
QUALCOMM, Inc.	3,864	477,320
Rambus, Inc.(1)	621	27,467
Semtech Corp.(1)	207	6,378
Skyworks Solutions, Inc.	559	62,368
SolarEdge Technologies, Inc.(1)	138	43,873
Synaptics, Inc.(1)	314	36,930
Teradyne, Inc.	1,656	167,488
Texas Instruments, Inc.	3,383	580,015
Ultra Clean Holdings, Inc.(1)	719	22,907
Universal Display Corp.	138	18,747
Veeco Instruments, Inc.(1)	345	7,338
Wolfspeed, Inc.(1)	483	35,732
		6,430,574
Software — 6.3%
A10 Networks, Inc.	767	11,674
ACI Worldwide, Inc.(1)	276	7,135
Adeia, Inc.	390	3,845
Adobe, Inc.(1)	483	156,468
Altair Engineering, Inc., Class A(1)	1	64
ANSYS, Inc.(1)	69	20,949
Autodesk, Inc.(1)	483	95,967
Bentley Systems, Inc., Class B	345	13,959
Bill.com Holdings, Inc.(1)	138	11,679
Black Knight, Inc.(1)	138	8,225
Box, Inc., Class A(1)	414	13,807
C3.ai, Inc., Class A(1)(2)	414	9,348
Cadence Design Systems, Inc.(1)	695	134,093
CommVault Systems, Inc.(1)	138	8,125
Consensus Cloud Solutions, Inc.(1)	138	5,664
CoreCard Corp.(1)(2)	87	2,894
Crowdstrike Holdings, Inc., Class A(1)	345	41,638
Datadog, Inc., Class A(1)	276	21,120
Digital Turbine, Inc.(1)	225	2,417
28

Avantis Responsible U.S. Equity ETF
	Shares	Value
DocuSign, Inc.(1)	621	$38,098
Dolby Laboratories, Inc., Class A	276	22,709
Dropbox, Inc., Class A(1)	499	10,180
Duck Creek Technologies, Inc.(1)	345	6,534
Dynatrace, Inc.(1)	207	8,804
Elastic NV(1)	138	8,145
Envestnet, Inc.(1)	138	8,626
Fair Isaac Corp.(1)	69	46,740
Fortinet, Inc.(1)	2,787	165,659
Gen Digital, Inc.	1,173	22,885
Guidewire Software, Inc.(1)	216	15,165
HubSpot, Inc.(1)	5	1,934
InterDigital, Inc.	414	30,218
Intuit, Inc.	276	112,382
JFrog Ltd.(1)	36	828
LiveRamp Holdings, Inc.(1)	207	4,891
Manhattan Associates, Inc.(1)	276	39,675
Marathon Digital Holdings, Inc.(1)(2)	570	4,047
Microsoft Corp.	16,284	4,061,555
NCR Corp.(1)	690	17,616
Nutanix, Inc., Class A(1)	345	9,746
Olo, Inc., Class A(1)	2	16
Oracle Corp.	1,558	136,169
Palantir Technologies, Inc., Class A(1)	1,587	12,442
Palo Alto Networks, Inc.(1)	1,242	233,956
Paycom Software, Inc.(1)	138	39,890
Paylocity Holding Corp.(1)	72	13,868
Progress Software Corp.	207	11,890
PROS Holdings, Inc.(1)	76	1,983
PTC, Inc.(1)	138	17,296
Qualys, Inc.(1)	276	32,609
Rapid7, Inc.(1)	139	6,575
RingCentral, Inc., Class A(1)	69	2,280
Roper Technologies, Inc.	74	31,835
Salesforce, Inc.(1)	621	101,602
ServiceNow, Inc.(1)	276	119,279
Smartsheet, Inc., Class A(1)	81	3,566
Splunk, Inc.(1)	69	7,072
SPS Commerce, Inc.(1)	138	20,788
Synopsys, Inc.(1)	213	77,481
Tenable Holdings, Inc.(1)	138	6,104
Teradata Corp.(1)	490	19,972
Tyler Technologies, Inc.(1)	69	22,166
Unity Software, Inc.(1)	138	4,201
Varonis Systems, Inc.(1)	188	5,091
VMware, Inc., Class A(1)	414	45,594
Workday, Inc., Class A(1)	207	38,392
Workiva, Inc.(1)	27	2,408
Xperi, Inc.(1)	262	3,063
Zoom Video Communications, Inc., Class A(1)	345	25,734
Zscaler, Inc.(1)	69	9,049
		6,257,879
29

Avantis Responsible U.S. Equity ETF
	Shares	Value
Specialty Retail — 4.0%
Aaron's Co., Inc.	345	$4,951
Abercrombie & Fitch Co., Class A(1)	1,104	32,469
Advance Auto Parts, Inc.	828	120,027
American Eagle Outfitters, Inc.	2,001	28,754
Asbury Automotive Group, Inc.(1)	150	34,065
AutoNation, Inc.(1)	759	103,611
AutoZone, Inc.(1)	43	106,921
Bath & Body Works, Inc.	483	19,740
Best Buy Co., Inc.	2,208	183,507
Big 5 Sporting Goods Corp.	483	4,265
Boot Barn Holdings, Inc.(1)	171	13,244
Buckle, Inc.	552	22,516
Build-A-Bear Workshop, Inc.(1)	483	10,119
Burlington Stores, Inc.(1)	533	114,195
Caleres, Inc.	759	19,817
Camping World Holdings, Inc., Class A	28	639
CarMax, Inc.(1)	345	23,819
Cato Corp., Class A	414	3,830
Chico's FAS, Inc.(1)	2,346	13,489
Children's Place, Inc.(1)	207	8,667
Conn's, Inc.(1)	414	3,548
Dick's Sporting Goods, Inc.	621	79,879
Five Below, Inc.(1)	483	98,677
Floor & Decor Holdings, Inc., Class A(1)	414	38,009
Foot Locker, Inc.	1,311	57,317
GameStop Corp., Class A(1)(2)	552	10,615
Gap, Inc.	2,691	35,010
Genesco, Inc.(1)	276	12,412
Group 1 Automotive, Inc.	276	61,015
Guess?, Inc.	759	15,969
Haverty Furniture Cos., Inc.	276	10,416
Hibbett, Inc.	207	14,890
Home Depot, Inc.	1,386	411,004
Leslie's, Inc.(1)	414	5,221
Lithia Motors, Inc.	414	105,645
Lowe's Cos., Inc.	828	170,361
MarineMax, Inc.(1)	414	13,902
National Vision Holdings, Inc.(1)	207	7,734
ODP Corp.(1)	673	30,473
O'Reilly Automotive, Inc.(1)	138	114,554
Penske Automotive Group, Inc.	414	59,678
RH(1)	138	41,266
Ross Stores, Inc.	2,591	286,409
Sally Beauty Holdings, Inc.(1)	759	12,212
Shoe Carnival, Inc.	276	7,273
Signet Jewelers Ltd.	966	69,185
Sleep Number Corp.(1)	138	5,501
Sonic Automotive, Inc., Class A	345	19,627
Tilly's, Inc., Class A(1)	759	6,588
TJX Cos., Inc.	6,624	507,398
30

Avantis Responsible U.S. Equity ETF
	Shares	Value
Tractor Supply Co.	1,173	$273,614
Ulta Beauty, Inc.(1)	621	322,175
Upbound Group, Inc.	483	12,969
Urban Outfitters, Inc.(1)	759	20,455
Victoria's Secret & Co.(1)	1,518	60,174
Williams-Sonoma, Inc.	759	94,814
Zumiez, Inc.(1)	345	8,025
		3,972,659
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.	32,913	4,851,705
Avid Technology, Inc.(1)	276	8,021
Dell Technologies, Inc., Class C	966	39,258
Eastman Kodak Co.(1)	147	509
Hewlett Packard Enterprise Co.	4,416	68,934
HP, Inc.	2,070	61,106
Immersion Corp.	569	4,353
NetApp, Inc.	1,104	71,263
Pure Storage, Inc., Class A(1)	552	15,754
Seagate Technology Holdings PLC	803	51,842
Super Micro Computer, Inc.(1)	416	40,755
Western Digital Corp.(1)	1,242	47,792
Xerox Holdings Corp.	828	13,654
		5,274,946
Textiles, Apparel and Luxury Goods — 1.5%
Capri Holdings Ltd.(1)	2,346	116,291
Carter's, Inc.	621	46,817
Columbia Sportswear Co.	414	36,101
Crocs, Inc.(1)	414	50,388
Deckers Outdoor Corp.(1)	138	57,456
Fossil Group, Inc.(1)	828	3,585
G-III Apparel Group Ltd.(1)	552	9,172
Hanesbrands, Inc.	1,863	10,582
Kontoor Brands, Inc.	483	25,188
Levi Strauss & Co., Class A	966	17,330
lululemon athletica, Inc.(1)	715	221,078
Movado Group, Inc.	276	9,555
NIKE, Inc., Class B	3,588	426,219
Oxford Industries, Inc.	345	40,576
PVH Corp.	621	49,829
Ralph Lauren Corp.	621	73,396
Skechers USA, Inc., Class A(1)	828	36,854
Steven Madden Ltd.	897	32,561
Tapestry, Inc.	3,795	165,121
Under Armour, Inc., Class A(1)	1,173	11,648
Under Armour, Inc., Class C(1)	1,380	12,144
VF Corp.	1,587	39,389
		1,491,280
Thrifts and Mortgage Finance — 0.5%
Columbia Financial, Inc.(1)	345	7,279
Enact Holdings, Inc.	345	8,366
Essent Group Ltd.	1,449	62,235
31

Avantis Responsible U.S. Equity ETF
	Shares	Value
Federal Agricultural Mortgage Corp., Class C	138	$19,577
FS Bancorp, Inc.	276	9,917
Merchants Bancorp	276	8,349
MGIC Investment Corp.	4,209	57,916
New York Community Bancorp, Inc.	8,222	73,011
NMI Holdings, Inc., Class A(1)	1,449	33,820
Northfield Bancorp, Inc.	552	8,120
OP Bancorp	552	6,221
PennyMac Financial Services, Inc.	552	33,379
Provident Financial Services, Inc.	828	19,334
Radian Group, Inc.	2,415	51,560
Rocket Cos., Inc., Class A	690	5,423
Southern Missouri Bancorp, Inc.	138	6,387
TFS Financial Corp.	483	6,999
TrustCo Bank Corp. NY	276	10,339
Walker & Dunlop, Inc.	621	54,170
		482,402
Trading Companies and Distributors — 1.4%
Air Lease Corp.	1,587	68,685
Applied Industrial Technologies, Inc.	276	39,429
Beacon Roofing Supply, Inc.(1)	138	8,970
Boise Cascade Co.	897	61,992
Fastenal Co.	2,622	135,190
GATX Corp.	552	60,218
GMS, Inc.(1)	671	40,737
H&E Equipment Services, Inc.	690	38,295
Herc Holdings, Inc.	483	69,354
Hudson Technologies, Inc.(1)	694	7,030
McGrath RentCorp	345	35,480
MSC Industrial Direct Co., Inc., Class A	345	29,160
Rush Enterprises, Inc., Class A	552	31,287
Rush Enterprises, Inc., Class B	207	12,416
SiteOne Landscape Supply, Inc.(1)	138	20,471
Titan Machinery, Inc.(1)	414	18,957
Triton International Ltd.	1,311	90,380
United Rentals, Inc.	476	223,020
Univar Solutions, Inc.(1)	276	9,591
Veritiv Corp.	280	42,403
Watsco, Inc.	138	42,050
WESCO International, Inc.(1)	207	34,275
WW Grainger, Inc.	419	280,072
		1,399,462
Water Utilities — 0.1%
American States Water Co.	170	15,181
American Water Works Co., Inc.	430	60,364
California Water Service Group	47	2,690
Consolidated Water Co. Ltd.	100	1,533
		79,768
Wireless Telecommunication Services — 0.4%
Gogo, Inc.(1)	148	2,436
T-Mobile U.S., Inc.(1)	2,967	421,848
32

Avantis Responsible U.S. Equity ETF
	Shares	Value
United States Cellular Corp.(1)	276	$6,660
		430,944
TOTAL COMMON STOCKS (Cost $95,945,273)		99,682,718
SHORT-TERM INVESTMENTS — 0.2%
Money Market Funds — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class	91,560	91,560
State Street Navigator Securities Lending Government Money Market Portfolio(3)	90,935	90,935
TOTAL SHORT-TERM INVESTMENTS (Cost $182,495)		182,495
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $96,127,768)		99,865,213
OTHER ASSETS AND LIABILITIES†		40,733
TOTAL NET ASSETS — 100.0%		$99,905,946

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $98,394. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $100,734, which includes securities collateral of $9,799.

See Notes to Financial Statements.
33

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
Avantis Responsible U.S. Equity ETF
Assets
Investment securities, at value (cost of $96,036,833) — including $98,394 of securities on loan	$99,774,278
Investment made with cash collateral received for securities on loan, at value (cost of $90,935)	90,935
Total investment securities, at value (cost of $96,127,768)	99,865,213
Dividends and interest receivable	142,494
Securities lending receivable	838
100,008,545

Liabilities
Payable for collateral received for securities on loan	90,935
Accrued management fees	11,664
102,599

Net Assets	$99,905,946

Shares outstanding (unlimited number of shares authorized)	2,070,000

Net Asset Value Per Share	$48.26

Net Assets Consist of:
Capital paid in	$95,690,317
Distributable earnings (loss)	4,215,629
$99,905,946

See Notes to Financial Statements.
34

Statement of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
Avantis Responsible U.S. Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $355)	$645,316
Interest	2,062
Securities lending, net	1,834
649,212

Expenses:
Management fees	55,067

Net investment income (loss)	594,145

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	250,204
Change in net unrealized appreciation (depreciation) on investments	5,238,284

Net realized and unrealized gain (loss)	5,488,488

Net Increase (Decrease) in Net Assets Resulting from Operations	$6,082,633

See Notes to Financial Statements.
35

Statement of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2022
	Avantis Responsible U.S. Equity ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022(1)
Operations
Net investment income (loss)	$594,145	$124,386
Net realized gain (loss)	250,204	90,157
Change in net unrealized appreciation (depreciation)	5,238,284	(1,500,839)
Net increase (decrease) in net assets resulting from operations	6,082,633	(1,286,296)

Distributions to Shareholders
From earnings	(426,600)	(47,718)

Capital Share Transactions
Proceeds from shares sold	66,187,317	39,104,076
Payments for shares redeemed	(4,093,194)	(5,614,272)
Net increase (decrease) in net assets from capital share transactions	62,094,123	33,489,804

Net increase (decrease) in net assets	67,750,156	32,155,790

Net Assets
Beginning of period	32,155,790	—
End of period	$99,905,946	$32,155,790

Transactions in Shares of the Fund
Sold	1,470,000	810,000
Redeemed	(90,000)	(120,000)
Net increase (decrease) in shares of the fund	1,380,000	690,000
(1)March 15, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
36

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible U.S. Equity ETF (the fund) is one fund in a series issued by the trust. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on March 15, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

37

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The fund may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid quarterly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the fund pursuant to a Securities Lending Agreement. The lending of securities exposes the fund to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the fund may experience delays in recovery of the loaned securities or delays in access to collateral, or the fund may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the fund in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the fund seeks to increase its net investment income through the receipt of interest and fees. Such income is reflected separately within the Statement of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedule of Investments and Statement of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Responsible U.S. Equity ETF
Common Stocks	$90,935	—	—	—	$90,935
Gross amount of recognized liabilities for securities lending transactions					$90,935
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.
38

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The annual management fee is 0.15%.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were $2,270,988 and $1,771,938, respectively.

Securities received or delivered in kind through subscriptions and redemptions for the period ended February 28, 2023 were $64,348,704 and $2,739,159, respectively. The fund incurred net realized gains of $336,506 from in kind transactions. Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

The fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

39

7. Risk Factors

The value of the fund’s shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the fund and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Avantis Responsible U.S. Equity ETF
Federal tax cost of investments	$96,127,899
Gross tax appreciation of investments	$6,595,029
Gross tax depreciation of investments	(2,857,715)
Net tax appreciation (depreciation) of investments	$3,737,314

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the fund had accumulated short-term capital losses of $(16,162), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.
40

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible U.S. Equity ETF
2023(4)	$46.60	0.38	1.59	1.97	(0.31)	$48.26	4.26%	0.15%(5)	1.62%(5)	2%	$99,906
2022(6)	$50.45	0.36	(4.07)	(3.71)	(0.14)	$46.60	(7.32)%	0.15%(5)	1.61%(5)	3%	$32,156

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)March 15, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

42

Notes
43

Notes

44

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97862 2304

Semiannual Report

February 28, 2023

Avantis® Responsible Emerging Markets Equity ETF (AVSE)
Avantis® Responsible International Equity ETF (AVSD)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis Responsible Emerging Markets Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Warrants	—*
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.3)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
China	29.1%
Taiwan	17.5%
India	15.5%
South Korea	13.4%
Brazil	5.8%

3

Fund Characteristics

FEBRUARY 28, 2023

Avantis Responsible International Equity ETF
Types of Investments in Portfolio	% of net assets
Common Stocks	99.7%
Rights	—*
Warrants	—*
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.5)%
*Category is less than 0.05% of total net assets.

Top Five Countries	% of net assets
Japan	20.2%
United Kingdom	13.6%
Canada	10.5%
France	9.9%
Switzerland	8.0%
4

Shareholder Fee Examples

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023.

Actual Expenses

The table provides information about actual account values and actual expenses for each fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the fund you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis Responsible Emerging Markets Equity ETF
Actual	$1,000	$1,014.30	$1.70	0.34%
Hypothetical	$1,000	$1,023.11	$1.71	0.34%
Avantis Responsible International Equity ETF
Actual	$1,000	$1,118.20	$1.21	0.23%
Hypothetical	$1,000	$1,023.65	$1.15	0.23%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
5

Schedules of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Brazil — 5.8%
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	1,900	$483
AES Brasil Energia SA	5,900	11,179
Aliansce Sonae Shopping Centers SA	13,304	43,251
Alpargatas SA, Preference Shares(1)	1,200	2,175
Alupar Investimento SA	300	1,555
Ambev SA, ADR	20,819	53,088
Americanas SA(1)	9,200	1,757
Anima Holding SA(1)	500	307
Arezzo Industria e Comercio SA	400	5,703
Armac Locacao Logistica E Servicos SA	100	257
Atacadao SA	5,800	14,923
Auren Energia SA	3,400	9,605
B3 SA - Brasil Bolsa Balcao	18,700	37,825
Banco ABC Brasil SA, Preference Shares	5,300	18,273
Banco BMG SA, Preference Shares	11,600	4,586
Banco Bradesco SA	8,170	18,211
Banco Bradesco SA, ADR	30,764	77,833
Banco BTG Pactual SA	11,200	43,106
Banco do Brasil SA	13,000	100,242
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	5,400	10,283
Banco Modal SA	5,100	1,685
Banco Pan SA, Preference Shares	6,100	5,977
Banco Santander Brasil SA, ADR	2,749	15,010
BB Seguridade Participacoes SA	5,900	38,541
Bemobi Mobile Tech SA	2,600	7,002
Blau Farmaceutica SA	500	2,721
Boa Vista Servicos SA	10,300	14,834
BR Properties SA	123	5,590
BRF SA, ADR(1)	7,883	9,302
C&A MODAS SA(1)	1,800	701
CCR SA	19,000	39,956
Centrais Eletricas Brasileiras SA, ADR	4,729	31,070
Centrais Eletricas Brasileiras SA, Class B Preference Shares	1,000	6,849
Cia Brasileira de Aluminio	4,600	9,138
Cia Brasileira de Distribuicao, ADR(2)	3,816	11,372
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	4,732	47,083
Cia de Saneamento de Minas Gerais-COPASA	7,200	19,707
Cia de Saneamento do Parana	4,300	13,954
Cia de Saneamento do Parana, Preference Shares	32,600	21,296
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	2,600	10,836
Cia Energetica de Minas Gerais, ADR	8,013	15,625
Cia Ferro Ligas da Bahia - FERBASA, Preference Shares	1,900	20,824
Cia Paranaense de Energia	3,600	4,311
Cia Paranaense de Energia, ADR	4,894	32,007
6

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Cia Paranaense de Energia, Preference Shares	33,700	$45,766
Cielo SA	23,000	21,175
Clear Sale SA(1)	1,100	1,118
Construtora Tenda SA(1)	5,200	4,668
CPFL Energia SA	2,000	11,506
Cruzeiro do Sul Educacional SA	200	102
Cury Construtora e Incorporadora SA	3,100	7,390
CVC Brasil Operadora e Agencia de Viagens SA(1)	1,800	1,059
Cyrela Brazil Realty SA Empreendimentos e Participacoes	8,700	25,059
Desktop - Sigmanet Comunicacao Multimidia S.A	100	150
Dexco SA	6,490	8,095
Dexxos Participacoes SA	100	145
Dimed SA Distribuidora da Medicamentos	800	1,545
Direcional Engenharia SA	1,300	3,881
EcoRodovias Infraestrutura e Logistica SA	6,700	5,196
EDP - Energias do Brasil SA	6,900	25,924
Embraer SA, ADR(1)	7,891	100,216
Empreendimentos Pague Menos S/A	3,200	2,139
Energisa SA	6,100	45,021
Equatorial Energia SA	12,900	62,683
Eternit SA	2,500	4,536
Even Construtora e Incorporadora SA	3,600	3,101
Ez Tec Empreendimentos e Participacoes SA	3,400	8,274
Fertilizantes Heringer SA(1)	100	332
Fleury SA	1,800	4,917
Fras-Le SA	1,400	2,819
Gafisa SA(1)	88	142
GPS Participacoes e Empreendimentos SA(1)	2,400	5,299
Grendene SA	6,300	7,858
GRUPO DE MODA SOMA SA	2,700	4,538
Grupo Mateus SA(1)	5,600	6,043
Grupo SBF SA	300	474
Guararapes Confeccoes SA	2,400	1,999
Hapvida Participacoes e Investimentos SA(1)	13,500	11,552
Helbor Empreendimentos SA	200	75
Hidrovias do Brasil SA(1)	19,300	6,746
Hospital Mater Dei SA	100	160
Hypera SA	2,200	17,485
Iguatemi SA	9,300	34,230
Infracommerce CXAAS SA(1)	1,200	447
Instituto Hermes Pardini SA	800	2,955
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	500	2,702
International Meal Co. Alimentacao SA, Class A(1)	2,700	1,026
Iochpe Maxion SA	4,700	10,117
Irani Papel e Embalagem SA	1,800	2,936
IRB Brasil Resseguros S/A(1)	1,936	7,030
Itau Unibanco Holding SA, ADR	40,383	194,242
Jalles Machado SA	2,500	3,744
JHSF Participacoes SA	8,300	6,769
Kepler Weber SA	1,400	5,321
Klabin SA	19,200	71,439
7

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Lavvi Empreendimentos Imobiliarios Ltda	3,700	$3,795
Light SA	10,400	5,026
Localiza Rent a Car SA	7,470	79,359
Localiza Rent a Car SA - Receipts(1)	32	338
Locaweb Servicos de Internet SA(1)	5,200	4,887
LOG Commercial Properties e Participacoes SA	1,100	3,074
Log-in Logistica Intermodal SA(1)	1,000	5,885
Lojas Quero Quero S/A(1)	1,900	1,452
Lojas Renner SA	6,700	23,957
LPS Brasil Consultoria de Imoveis SA	1,700	584
M Dias Branco SA	700	4,480
Magazine Luiza SA(1)	19,600	13,590
Mahle-Metal Leve SA	600	3,831
Marcopolo SA	3,300	1,607
Marcopolo SA, Preference Shares	12,300	7,541
Marfrig Global Foods SA	10,100	12,347
Marisa Lojas SA(1)	5,300	638
Meliuz SA(1)	7,300	1,227
Mills Estruturas e Servicos de Engenharia SA	5,600	12,033
Minerva SA	7,900	17,157
Mitre Realty Empreendimentos E Participacoes LTDA	200	142
Movida Participacoes SA	4,700	5,907
MPM Corporeos SA(1)	300	77
MRV Engenharia e Participacoes SA	8,100	9,159
Multilaser Industrial SA	4,500	1,951
Multiplan Empreendimentos Imobiliarios SA	2,700	12,981
Natura & Co. Holding SA	5,800	17,027
Oceanpact Servicos Maritimos SA(1)	200	120
Odontoprev SA	3,120	6,859
Omega Energia SA(1)	4,000	7,083
Oncoclinicas do Brasil Servicos Medicos SA(1)	100	142
Orizon Valorizacao de Residuos SA(1)	100	747
Plano & Plano Desenvolvimento Imobiliario SA	1,500	1,272
Portobello SA	2,400	3,181
Positivo Tecnologia SA	2,300	2,926
Qualicorp Consultoria e Corretora de Seguros SA	900	803
Raia Drogasil SA	8,200	35,382
Randon SA Implementos e Participacoes, Preference Shares	2,700	4,074
Rede D'Or Sao Luiz SA	4,855	23,693
Romi SA	1,110	3,418
Rumo SA	10,000	34,343
Santos Brasil Participacoes SA	9,200	14,076
Sao Martinho SA	4,400	22,994
Sendas Distribuidora SA, ADR	4,051	70,852
Ser Educacional SA(1)	1,100	788
SIMPAR SA	4,300	5,930
Sinqia SA	600	1,845
StoneCo Ltd., A Shares(1)	8,279	70,454
Suzano SA, ADR	8,112	74,063
SYN prop e tech SA	500	382
Tegma Gestao Logistica SA	600	2,006
8

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Telefonica Brasil SA, ADR(2)	2,383	$17,753
TIM SA, ADR	5,069	59,459
TOTVS SA	2,100	11,003
Transmissora Alianca de Energia Eletrica SA	2,000	13,550
Tres Tentos Agroindustrial SA	2,500	6,060
Trisul SA	3,200	1,950
Tupy SA	1,100	5,715
Unifique Telecomunicacoes S/A	200	122
Unipar Carbocloro SA, Class B Preference Shares	1,710	25,806
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	300	516
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	6,000	15,231
Via SA(1)	64,900	24,173
Vivara Participacoes SA	900	3,720
Vulcabras Azaleia SA	1,700	3,640
WEG SA	7,600	56,600
Wilson Sons Holdings Brasil SA	7,800	15,226
Wiz Co.	900	1,157
YDUQS Participacoes SA	800	1,077
Zamp SA(1)	5,219	4,775
		2,547,197
Cayman Islands†
Super Hi International Holding Ltd.(1)(2)	1,500	3,344
Chile — 0.7%
Aguas Andinas SA, A Shares	34,996	8,364
Banco de Chile	341,261	35,470
Banco de Credito e Inversiones SA	591	18,493
Banco Santander Chile, ADR	1,165	19,549
CAP SA	1,407	11,697
Cencosud SA	4,978	9,409
Cencosud Shopping SA	5,065	7,216
Cia Cervecerias Unidas SA, ADR	88	1,336
Cia Sud Americana de Vapores SA	40,331	3,886
Embotelladora Andina SA, Class B Preference Shares	8,061	19,822
Empresa Nacional de Telecomunicaciones SA	3,749	14,760
Empresas CMPC SA	22,959	38,141
Enel Americas SA	99,172	12,348
Falabella SA	2,129	4,685
Parque Arauco SA	20,306	24,877
Ripley Corp. SA	17,466	3,585
Sociedad Quimica y Minera de Chile SA, ADR	622	55,203
Vina Concha y Toro SA	3,852	5,038
		293,879
China — 29.1%
360 DigiTech, Inc., ADR	5,080	103,429
361 Degrees International Ltd.(1)	8,000	3,837
3SBio, Inc.	38,000	37,682
AAC Technologies Holdings, Inc.(1)	15,500	34,642
Agile Group Holdings Ltd.(1)	32,000	8,819
Agora, Inc., ADR(1)	627	1,919
Agricultural Bank of China Ltd., H Shares	167,000	57,898
9

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
AK Medical Holdings Ltd.	2,000	$2,388
Alibaba Group Holding Ltd., ADR(1)	11,510	1,010,463
Alibaba Health Information Technology Ltd.(1)	20,000	14,321
Alibaba Pictures Group Ltd.(1)	80,000	5,042
A-Living Smart City Services Co. Ltd.	21,500	22,042
Anhui Expressway Co. Ltd., H Shares	6,000	5,608
ANTA Sports Products Ltd.	9,600	126,770
Ascletis Pharma, Inc.(1)(2)	1,000	411
AsiaInfo Technologies Ltd.	5,600	9,679
Autohome, Inc., ADR	1,558	47,519
Baidu, Inc., ADR(1)	420	57,830
Bairong, Inc.(1)(2)	4,500	6,116
Bank of China Ltd., H Shares	595,000	218,217
Bank of Chongqing Co. Ltd., H Shares	1,000	531
Bank of Communications Co. Ltd., H Shares	62,000	36,658
BeiGene Ltd.(1)	2,500	43,333
BeiGene Ltd., ADR(1)	127	28,528
Beijing Capital International Airport Co. Ltd., H Shares(1)	20,000	14,640
Beijing Chunlizhengda Medical Instruments Co. Ltd., H Shares	250	662
Beijing Enterprises Water Group Ltd.	14,000	3,515
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	8,000	12,339
Bilibili, Inc., ADR(1)	33	637
BOC Aviation Ltd.	5,400	39,012
BOE Varitronix Ltd.	10,000	22,159
Bosideng International Holdings Ltd.	66,000	36,612
Burning Rock Biotech Ltd., ADR(1)	429	1,399
BYD Co. Ltd., H Shares	5,500	147,863
BYD Electronic International Co. Ltd.	22,000	64,150
C&D International Investment Group Ltd.	4,000	12,921
C&D Property Management Group Co. Ltd.	12,000	7,782
Cango, Inc., ADR	508	676
CanSino Biologics, Inc., H Shares	200	1,520
Cathay Media & Education Group, Inc.	1,000	152
Central China New Life Ltd.(1)	13,000	4,666
Central China Real Estate Ltd.	1,000	46
CGN Mining Co. Ltd.(1)(2)	75,000	8,891
Cheerwin Group Ltd.	500	123
China Automotive Systems, Inc.(1)	745	5,424
China Bohai Bank Co. Ltd., H Shares	8,500	1,712
China Cinda Asset Management Co. Ltd., H Shares	227,000	29,504
China CITIC Bank Corp. Ltd., H Shares	115,000	53,206
China Communications Services Corp. Ltd., H Shares	88,000	34,214
China Conch Environment Protection Holdings Ltd.(1)	4,500	1,665
China Conch Venture Holdings Ltd.	45,500	91,568
China Construction Bank Corp., H Shares	676,000	413,224
China Datang Corp. Renewable Power Co. Ltd., H Shares	85,000	29,594
China Dongxiang Group Co. Ltd.	16,000	704
China East Education Holdings Ltd.	28,500	21,468
China Education Group Holdings Ltd.	22,000	25,267
China Everbright Bank Co. Ltd., H Shares	52,000	14,975
China Everbright Ltd.	24,000	17,196
10

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
China Feihe Ltd.	56,000	$44,884
China Foods Ltd.	2,000	706
China Galaxy Securities Co. Ltd., H Shares	51,500	25,670
China General Education Group Ltd.(1)	1,000	396
China Glass Holdings Ltd.	2,000	291
China High Speed Transmission Equipment Group Co. Ltd.(1)	10,000	4,134
China International Capital Corp. Ltd., H Shares	12,800	27,559
China Kepei Education Group Ltd.	18,000	6,797
China Lesso Group Holdings Ltd.	33,000	34,808
China Life Insurance Co. Ltd., Class H	20,555	34,868
China Literature Ltd.(1)	3,600	15,414
China Medical System Holdings Ltd.	43,000	64,734
China Meidong Auto Holdings Ltd.	6,000	12,917
China Mengniu Dairy Co. Ltd.(1)	50,000	220,084
China Merchants Bank Co. Ltd., H Shares	31,000	168,222
China Merchants Port Holdings Co. Ltd.	24,000	33,644
China Minsheng Banking Corp. Ltd., H Shares	77,000	26,592
China New Higher Education Group Ltd.	48,000	19,464
China Pacific Insurance Group Co. Ltd., H Shares	27,600	73,211
China Rare Earth Holdings Ltd.(1)	2,000	127
China Renaissance Holdings Ltd.(1)	6,600	6,136
China Resources Beer Holdings Co. Ltd.	16,000	118,369
China Resources Land Ltd.	34,000	151,071
China Resources Medical Holdings Co. Ltd.	46,000	39,882
China Resources Mixc Lifestyle Services Ltd.	10,400	57,097
China Sanjiang Fine Chemicals Co. Ltd.	2,000	382
China SCE Group Holdings Ltd.(2)	67,000	7,704
China Shineway Pharmaceutical Group Ltd.	11,000	9,612
China Shuifa Singyes Energy Holdings Ltd.	1,000	124
China South City Holdings Ltd.(1)	118,000	7,822
China Starch Holdings Ltd.	35,000	1,110
China Sunshine Paper Holdings Co. Ltd.	2,000	556
China Taiping Insurance Holdings Co. Ltd.	41,400	48,932
China Tower Corp. Ltd., H Shares	774,000	83,825
China Traditional Chinese Medicine Holdings Co. Ltd.	14,000	7,264
China Travel International Investment Hong Kong Ltd.(1)	52,000	10,336
China Vanke Co. Ltd., H Shares	19,200	33,569
China Water Affairs Group Ltd.	18,000	16,015
China Yongda Automobiles Services Holdings Ltd.	26,500	20,486
China Youran Dairy Group Ltd.(1)(2)	11,000	2,694
China Yuhua Education Corp. Ltd.(1)	34,000	5,690
Chindata Group Holdings Ltd., ADR(1)	2,094	14,176
Chow Tai Fook Jewellery Group Ltd.	29,000	56,206
CIFI Ever Sunshine Services Group Ltd.	22,000	8,893
CIFI Holdings Group Co. Ltd.(2)	48,320	5,189
CITIC Securities Co. Ltd., H Shares	26,000	55,081
CMGE Technology Group Ltd.(1)	14,000	3,896
CMOC Group Ltd., H Shares	66,000	37,164
Concord New Energy Group Ltd.	230,000	21,986
COSCO SHIPPING Holdings Co. Ltd., Class H	48,500	50,305
COSCO SHIPPING International Hong Kong Co. Ltd.	16,000	5,017
11

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
COSCO SHIPPING Ports Ltd.	42,000	$27,341
Country Garden Holdings Co. Ltd.	185,000	56,733
Country Garden Services Holdings Co. Ltd.	1,000	1,862
CSPC Pharmaceutical Group Ltd.	230,000	247,089
CSSC Hong Kong Shipping Co. Ltd.	10,000	1,658
Dali Foods Group Co. Ltd.	57,000	23,055
Daqo New Energy Corp., ADR(1)	2,229	98,477
Differ Group Auto Ltd.(1)	4,000	98
Digital China Holdings Ltd.	21,000	9,770
Dongfeng Motor Group Co. Ltd., Class H	58,000	29,630
Dynagreen Environmental Protection Group Co. Ltd., H Shares(2)	1,000	340
Edvantage Group Holdings Ltd.	20,725	8,197
E-House China Enterprise Holdings Ltd.(1)	5,100	261
EVA Precision Industrial Holdings Ltd.	10,000	1,452
Everest Medicines Ltd.(1)(2)	1,000	2,170
Excellence Commercial Property & Facilities Management Group Ltd.	13,000	5,827
FIH Mobile Ltd.(1)	33,000	3,533
FinVolution Group, ADR	6,120	31,028
First Tractor Co. Ltd., H Shares	14,000	6,959
Flat Glass Group Co. Ltd., H Shares	5,000	13,245
Fu Shou Yuan International Group Ltd.	26,000	19,602
Fullshare Holdings Ltd.(1)	435,000	6,768
Fuyao Glass Industry Group Co. Ltd., H Shares	2,800	12,548
Ganfeng Lithium Group Co. Ltd., H Shares	4,280	29,897
GCL New Energy Holdings Ltd.(1)	3,700	487
GCL-Poly Energy Holdings Ltd.(1)	86,000	22,146
GDS Holdings Ltd., Class A(1)	10,300	24,916
Geely Automobile Holdings Ltd.	71,000	92,242
Gemdale Properties & Investment Corp. Ltd.	136,000	10,763
Genertec Universal Medical Group Co. Ltd.	25,000	14,434
GF Securities Co. Ltd., H Shares	17,000	24,137
Goldpac Group Ltd.	1,000	194
GOME Retail Holdings Ltd.(1)	413,000	8,331
Grand Pharmaceutical Group Ltd.	21,000	11,946
Great Wall Motor Co. Ltd., H Shares(2)	8,000	10,616
Greenland Hong Kong Holdings Ltd.	13,000	1,144
Greentown China Holdings Ltd.	12,000	16,408
Guangzhou Automobile Group Co. Ltd., H Shares	14,000	8,927
Guangzhou R&F Properties Co. Ltd., H Shares(1)	46,400	11,434
H World Group Ltd., ADR	524	24,822
Haidilao International Holding Ltd.(1)(2)	18,000	49,855
Haier Smart Home Co. Ltd., H Shares	24,000	84,938
Hainan Meilan International Airport Co. Ltd., H Shares(1)	3,000	7,396
Haitian International Holdings Ltd.	12,000	31,365
Haitong Securities Co. Ltd., H Shares	42,000	27,029
Hangzhou Tigermed Consulting Co. Ltd., H Shares	900	10,336
Hansoh Pharmaceutical Group Co. Ltd.	10,000	17,977
Harbin Electric Co. Ltd., H Shares(1)	28,000	13,927
Hello Group, Inc., ADR	6,675	58,807
Hengan International Group Co. Ltd.	23,000	105,784
12

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hisense Home Appliances Group Co. Ltd., H Shares	13,000	$19,536
Hollysys Automation Technologies Ltd.	1,880	34,573
Hope Education Group Co. Ltd.(1)	200,000	16,846
Hua Hong Semiconductor Ltd.(1)	21,000	80,528
Huatai Securities Co. Ltd., H Shares	30,400	34,221
Huazhong In-Vehicle Holdings Co. Ltd.	4,000	1,234
Huijing Holdings Co. Ltd.	4,000	34
iDreamSky Technology Holdings Ltd.(1)	3,600	1,645
Industrial & Commercial Bank of China Ltd., H Shares	303,000	151,185
Inkeverse Group Ltd.(1)	49,000	7,131
International Alliance Financial Leasing Co. Ltd.(1)	24,000	54,164
iQIYI, Inc., ADR(1)	4,793	37,050
JD Health International, Inc.(1)	2,350	16,451
Jiangsu Expressway Co. Ltd., H Shares	20,000	19,119
Jiayuan International Group Ltd.(1)	18,000	457
Jinchuan Group International Resources Co. Ltd.	58,000	4,511
Jinxin Fertility Group Ltd.	57,500	45,772
Jiumaojiu International Holdings Ltd.	13,000	31,413
JNBY Design Ltd.	500	626
JOYY, Inc., ADR	943	29,610
Kandi Technologies Group, Inc.(1)	1,970	4,551
Kanzhun Ltd., ADR(1)	690	13,903
KE Holdings, Inc., ADR(1)	11,366	207,429
Keymed Biosciences, Inc.(1)	7,500	60,316
Kingboard Laminates Holdings Ltd.	15,500	19,329
Kingdee International Software Group Co. Ltd.(1)	1,000	1,868
Kingsoft Cloud Holdings Ltd., ADR(1)	819	3,153
Kingsoft Corp. Ltd.	8,800	29,054
Kuaishou Technology(1)	3,100	20,775
KWG Group Holdings Ltd.(1)	33,000	7,043
KWG Living Group Holdings Ltd.	32,000	6,093
Legend Biotech Corp., ADR(1)	87	4,018
Lenovo Group Ltd.	114,000	102,589
Leoch International Technology Ltd.(1)	25,000	6,405
LexinFintech Holdings Ltd., ADR(1)	5,606	15,529
Li Auto, Inc., ADR(1)	2,312	54,586
Li Ning Co. Ltd.	28,500	243,182
Lifetech Scientific Corp.(1)	108,000	40,223
Linklogis, Inc., Class B(1)	20,500	9,633
Logan Group Co. Ltd.(1)	2,000	292
Longfor Group Holdings Ltd.	11,000	31,489
Lonking Holdings Ltd.	21,000	3,802
Lufax Holding Ltd., ADR	4,871	10,521
Luye Pharma Group Ltd.(1)	43,500	20,020
LVGEM China Real Estate Investment Co. Ltd.(1)	30,000	6,208
Maoyan Entertainment(1)(2)	3,400	3,805
Meitu, Inc.(1)(2)	44,500	16,613
Meituan, Class B(1)	10,650	184,830
Midea Real Estate Holding Ltd.	16,400	20,319
Minth Group Ltd.	16,000	41,577
Mobvista, Inc.(1)	3,000	1,541
13

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Nam Tai Property, Inc.(1)	88	$119
NetDragon Websoft Holdings Ltd.	10,000	22,760
NetEase, Inc., ADR	3,241	251,631
New China Life Insurance Co. Ltd., H Shares	12,600	30,537
New Horizon Health Ltd.(1)	7,500	31,385
New Oriental Education & Technology Group, Inc., ADR(1)	1,156	44,760
Nexteer Automotive Group Ltd.	25,000	15,882
NIO, Inc., ADR(1)	2,617	24,574
Niu Technologies, ADR(1)	20	84
Noah Holdings Ltd., ADR(1)	962	17,999
Nongfu Spring Co. Ltd., H Shares	14,000	78,584
Orient Overseas International Ltd.	3,000	48,190
PDD Holdings, Inc., ADR(1)	2,512	220,378
People's Insurance Co. Group of China Ltd., H Shares	90,000	28,455
Perennial Energy Holdings Ltd.	15,000	1,817
Pharmaron Beijing Co. Ltd., H Shares	250	1,402
PICC Property & Casualty Co. Ltd., H Shares	98,000	86,078
Ping An Healthcare & Technology Co. Ltd.(1)(2)	1,600	3,667
Ping An Insurance Group Co. of China Ltd., H Shares	50,000	341,327
Poly Property Group Co. Ltd.	61,000	14,634
Postal Savings Bank of China Co. Ltd., H Shares	88,000	52,871
Q Technology Group Co. Ltd.(1)	16,000	9,652
Radiance Holdings Group Co. Ltd.	27,000	16,469
Redco Properties Group Ltd.(1)	10,000	1,670
Renren, Inc., ADR	24	41
Sany Heavy Equipment International Holdings Co. Ltd.	9,000	8,982
SCE Intelligent Commercial Management Holdings Ltd.	3,000	712
Seazen Group Ltd.(1)	92,000	30,970
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	27,600	44,551
Shanghai Conant Optical Co. Ltd., Class H	1,500	923
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	500	1,463
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	8,700	15,342
Shenzhen Expressway Corp. Ltd., H Shares	12,000	10,777
Shenzhen International Holdings Ltd.	19,000	16,514
Shenzhen Investment Ltd.	76,000	13,872
Shenzhou International Group Holdings Ltd.	4,800	52,519
Shimao Services Holdings Ltd.(1)(2)	26,000	7,534
Shoucheng Holdings Ltd.	62,000	12,966
Shui On Land Ltd.	139,500	17,245
Sihuan Pharmaceutical Holdings Group Ltd.(2)	76,000	8,822
Sino Biopharmaceutical Ltd.	288,000	148,692
Sino-Ocean Group Holding Ltd.	64,500	8,149
Sinopec Engineering Group Co. Ltd., H Shares	59,000	29,559
Sinopharm Group Co. Ltd., H Shares	35,600	95,348
Sinotruk Hong Kong Ltd.	4,500	7,093
Skyworth Group Ltd.	62,000	34,014
SOHO China Ltd.(1)	57,000	10,616
Sohu.com Ltd., ADR(1)	851	12,186
South Manganese Investment Ltd.(1)	22,000	1,713
Sun King Technology Group Ltd.(1)	2,000	472
Sunac Services Holdings Ltd.(2)	17,000	6,798
14

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Sunny Optical Technology Group Co. Ltd.	11,100	$126,227
SY Holdings Group Ltd.	6,500	4,913
TAL Education Group, ADR(1)	6,055	42,567
TCL Electronics Holdings Ltd.(1)	20,000	8,644
Tencent Holdings Ltd.	23,700	1,041,103
Tencent Music Entertainment Group, ADR(1)	10,734	80,934
Tianneng Power International Ltd.(2)	32,000	41,052
Times China Holdings Ltd.(1)(2)	43,000	6,267
Tingyi Cayman Islands Holding Corp.	34,000	54,930
Tong Ren Tang Technologies Co. Ltd., H Shares	16,000	11,490
Tongcheng Travel Holdings Ltd.(1)	8,000	15,880
Topsports International Holdings Ltd.	52,000	45,483
TravelSky Technology Ltd., H Shares	17,000	33,556
Trip.com Group Ltd., ADR(1)	3,015	107,183
Triumph New Energy Co. Ltd., H Shares(1)(2)	2,000	2,200
Truly International Holdings Ltd.	34,000	4,770
Tsaker New Energy Tech Co. Ltd.	4,000	689
Tsingtao Brewery Co. Ltd., H Shares	8,000	78,958
Tuya, Inc., ADR(1)(2)	910	1,884
Uni-President China Holdings Ltd.	35,000	30,687
Up Fintech Holding Ltd., ADR(1)(2)	843	3,144
Venus MedTech Hangzhou, Inc., H Shares(1)	500	871
Vinda International Holdings Ltd.	15,000	41,315
Vipshop Holdings Ltd., ADR(1)	10,276	153,010
Viva Biotech Holdings(1)(2)	8,000	1,613
Viva China Holdings Ltd.(1)	80,000	16,623
VNET Group, Inc., ADR(1)	3,248	12,895
Want Want China Holdings Ltd.	79,000	49,700
Weibo Corp., ADR(1)	1,571	32,488
Weichai Power Co. Ltd., H Shares	11,000	16,327
Wuling Motors Holdings Ltd.	10,000	1,187
WuXi AppTec Co. Ltd., H Shares	1,200	12,803
Wuxi Biologics Cayman, Inc.(1)	13,000	91,002
Xiabuxiabu Catering Management China Holdings Co. Ltd.	25,000	26,683
Xinjiang Goldwind Science & Technology Co. Ltd., H Shares	6,400	5,773
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares(1)	4,000	628
Xinyi Energy Holdings Ltd.	24,000	7,718
XPeng, Inc., Class A, ADR(1)	590	5,263
Xtep International Holdings Ltd.	16,500	18,664
Yadea Group Holdings Ltd.	26,000	55,801
Yeahka Ltd.(1)(2)	4,800	15,935
YiChang HEC ChangJiang Pharmaceutical Co. Ltd., H Shares(1)	6,600	6,810
Yidu Tech, Inc.(1)	11,600	12,713
Yihai International Holding Ltd.(1)	15,000	43,668
Yixin Group Ltd.(1)	52,000	7,630
Youdao, Inc., ADR(1)	23	187
Yuexiu Property Co. Ltd.	32,000	47,128
Yuexiu Services Group Ltd.	15,000	8,972
Yuexiu Transport Infrastructure Ltd.	28,000	15,799
Yum China Holdings, Inc.	4,107	241,204
Yuzhou Group Holdings Co. Ltd.(1)	112,000	5,505
15

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Zengame Technology Holding Ltd.	4,000	$1,531
Zhejiang Expressway Co. Ltd., H Shares	26,000	20,969
Zhenro Properties Group Ltd.(1)	8,000	337
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	3,700	10,653
Zhongliang Holdings Group Co. Ltd.(1)	4,500	413
Zhongsheng Group Holdings Ltd.	11,500	57,445
Zhou Hei Ya International Holdings Co. Ltd.(1)	23,500	11,872
Zhuguang Holdings Group Co. Ltd.(1)	2,000	224
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	7,400	4,275
ZTO Express Cayman, Inc., ADR	5,235	125,954
		12,683,929
Colombia — 0.1%
Bancolombia SA	1,623	11,990
Bancolombia SA, ADR	793	20,269
Interconexion Electrica SA ESP	5,755	20,382
		52,641
Czech Republic — 0.2%
Komercni banka AS	1,140	38,403
Moneta Money Bank AS	9,541	36,346
		74,749
Egypt — 0.1%
Commercial International Bank Egypt S.A.E., GDR	21,871	32,441
Greece — 0.5%
Aegean Airlines SA(1)	98	786
Alpha Services & Holdings SA(1)	28,691	44,891
Eurobank Ergasias Services & Holdings SA, Class A(1)	27,092	41,530
Hellenic Telecommunications Organization SA	626	9,603
Holding Co. ADMIE IPTO SA	54	109
JUMBO SA	877	17,512
LAMDA Development SA(1)	1,719	11,848
National Bank of Greece SA(1)	5,085	28,452
Piraeus Financial Holdings SA(1)	17,895	45,368
Sunrisemezz PLC(1)	646	87
Terna Energy SA	566	11,769
		211,955
Hong Kong — 0.1%
China Dili Group(1)	6,000	504
Glory Sun Financial Group Ltd.(1)	4,000	189
JW Cayman Therapeutics Co. Ltd.(1)	2,000	1,132
Wharf Holdings Ltd.	23,000	50,929
		52,754
Hungary — 0.2%
Magyar Telekom Telecommunications PLC	2,672	2,919
OTP Bank Nyrt	1,862	56,405
Richter Gedeon Nyrt	1,481	31,044
		90,368
India — 15.5%
360 ONE WAM Ltd.	548	11,416
3i Infotech Ltd.(1)	335	130
3M India Ltd.	18	4,981
Aarti Industries Ltd.	393	2,513
16

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Aarti Pharmalabs Ltd.(1)	98	$359
ABB India Ltd.	225	8,751
Accelya Solutions India Ltd.	256	3,541
Action Construction Equipment Ltd.	800	3,328
Adani Green Energy Ltd.(1)	1,382	8,094
Adani Ports & Special Economic Zone Ltd.	4,044	28,952
Aditya Birla Capital Ltd.(1)	14,767	26,022
Aditya Birla Fashion & Retail Ltd.(1)	2,513	6,976
Advanced Enzyme Technologies Ltd.	510	1,721
Affle India Ltd.(1)	8	99
AGI Greenpac Ltd.	1,442	6,028
AIA Engineering Ltd.	190	6,088
Ajanta Pharma Ltd.	698	9,977
Alkyl Amines Chemicals	129	3,902
Allcargo Logistics Ltd.	3,177	14,207
Alok Industries Ltd.(1)	2,218	335
Amara Raja Batteries Ltd.	3,959	26,569
Ambika Cotton Mills Ltd.	30	523
Anant Raj Ltd.	6,206	7,857
Andhra Paper Ltd.	375	1,916
Andhra Sugars Ltd.	371	528
Apar Industries Ltd.	877	24,377
Apcotex Industries Ltd.	9	45
Apex Frozen Foods Ltd.	40	103
APL Apollo Tubes Ltd.	1,887	27,144
Apollo Hospitals Enterprise Ltd.	924	49,159
Apollo Pipes Ltd.	31	183
Apollo Tyres Ltd.	12,209	46,237
Aptech Ltd.	1,613	6,384
Arvind Fashions Ltd.(1)	1,070	3,583
Arvind Ltd.(1)	1,525	1,527
Asahi India Glass Ltd.	1,412	8,223
Ashapura Minechem Ltd.	143	179
Ashok Leyland Ltd.	17,186	30,223
Ashoka Buildcon Ltd.(1)	10,238	9,224
Asian Granito India Ltd.	544	256
Asian Paints Ltd.	543	18,560
Associated Alcohols & Breweries Ltd.	285	1,225
Aster DM Healthcare Ltd.(1)	3,077	8,286
Astra Microwave Products Ltd.	1,301	4,093
Astral Ltd.	651	14,859
AU Small Finance Bank Ltd.	2,037	14,596
AurionPro Solutions Ltd.	575	2,400
Aurobindo Pharma Ltd.	6,796	38,016
Avadh Sugar & Energy Ltd.	127	639
Avenue Supermarts Ltd.(1)	555	22,919
Axis Bank Ltd., GDR	1,849	93,618
Bajaj Auto Ltd.	329	14,561
Bajaj Consumer Care Ltd.	4,128	8,143
Bajaj Electricals Ltd.	1,643	21,686
Bajaj Finance Ltd.	1,372	101,310
17

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bajaj Finserv Ltd.	2,090	$33,706
Bajaj Hindusthan Sugar Ltd.(1)	77,381	11,695
Balaji Amines Ltd.	164	4,358
Balaji Telefilms Ltd.(1)	116	59
Balkrishna Industries Ltd.	277	6,745
Balrampur Chini Mills Ltd.	5,600	24,172
Banco Products India Ltd.	328	870
Bandhan Bank Ltd.(1)	3,225	8,998
BASF India Ltd.	257	7,150
Bata India Ltd.	51	870
Bayer CropScience Ltd.	113	5,849
BEML Land Assets Ltd.(1)	22	94
BEML Ltd.	22	331
Berger Paints India Ltd.	1,275	8,929
Best Agrolife Ltd.	419	5,632
BF Utilities Ltd.(1)	24	97
Bhansali Engineering Polymers Ltd.	218	272
Bharat Bijlee Ltd.	191	5,887
Bharat Electronics Ltd.	75,866	86,759
Bharat Forge Ltd.	1,157	11,410
Bharat Heavy Electricals Ltd.	22,360	18,862
Bharat Rasayan Ltd.	9	958
Biocon Ltd.	1,630	4,515
Birlasoft Ltd.	848	2,820
BLS International Services Ltd.	2,590	4,866
Blue Dart Express Ltd.	90	6,756
Blue Star Ltd.	294	5,104
Bodal Chemicals Ltd.	231	174
Bombay Dyeing & Manufacturing Co. Ltd.(1)	371	295
Borosil Renewables Ltd.(1)	875	4,964
Brigade Enterprises Ltd.	4,498	26,509
Brightcom Group Ltd.	12,721	3,525
Britannia Industries Ltd.	1,057	57,032
BSE Ltd.	1,248	6,648
Butterfly Gandhimathi Appliances Ltd.(1)	2	31
Camlin Fine Sciences Ltd.(1)	1,546	2,603
Can Fin Homes Ltd.	1,756	12,208
Cantabil Retail India Ltd.	11	123
Capacit'e Infraprojects Ltd.(1)	1,314	1,940
Caplin Point Laboratories Ltd.	162	1,280
Carborundum Universal Ltd.	372	4,399
Care Ratings Ltd.	319	2,526
Carysil Ltd.	145	898
CCL Products India Ltd.	757	5,006
Ceat Ltd.	652	10,903
Central Depository Services India Ltd.	765	9,145
Century Enka Ltd.	40	170
Cera Sanitaryware Ltd.	121	9,530
CG Power & Industrial Solutions Ltd.(1)	1,563	5,762
Chalet Hotels Ltd.(1)	51	226
Chemcon Speciality Chemicals Ltd.	474	1,519
18

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Chennai Petroleum Corp. Ltd.	934	$2,529
Cholamandalam Financial Holdings Ltd.	1,244	8,650
Cholamandalam Investment & Finance Co. Ltd.	5,700	52,112
Cigniti Technologies Ltd.	36	306
Cipla Ltd.	4,863	53,280
City Union Bank Ltd.	14,602	24,434
Cochin Shipyard Ltd.	1,724	9,424
Coffee Day Enterprises Ltd.(1)	3,695	1,528
Coforge Ltd.	227	11,793
Colgate-Palmolive India Ltd.	1,920	34,206
Computer Age Management Services Ltd.	585	15,976
Confidence Petroleum India Ltd.	5,136	3,760
Container Corp. of India Ltd.	2,194	15,659
Cosmo First Ltd.(1)	289	2,223
CreditAccess Grameen Ltd.(1)	1,425	16,623
CRISIL Ltd.	158	6,469
Crompton Greaves Consumer Electricals Ltd.	3,926	14,418
CSB Bank Ltd.(1)	1,161	3,215
Cummins India Ltd.	408	7,744
Cyient Ltd.	2,852	32,555
Dabur India Ltd.	4,561	29,366
Dalmia Bharat Sugar & Industries Ltd.	176	674
Datamatics Global Services Ltd.	138	498
DB Corp. Ltd.	3,495	3,977
DCB Bank Ltd.	4,946	6,712
DCM Shriram Ltd.	1,812	17,862
Deepak Nitrite Ltd.	1,157	25,156
DEN Networks Ltd.(1)	481	176
Dhani Services Ltd.(1)	5,841	2,160
Dish TV India Ltd.(1)	43,324	7,276
Dishman Carbogen Amcis Ltd.(1)	1,053	1,493
Divi's Laboratories Ltd.	1,034	35,312
Dixon Technologies India Ltd.	309	10,793
DLF Ltd.	3,041	12,924
D-Link India Ltd.	647	1,788
Dollar Industries Ltd.	80	305
Dr Lal PathLabs Ltd.	689	16,569
Dr Reddy's Laboratories Ltd., ADR	1,153	60,244
Dredging Corp. of India Ltd.(1)	199	779
eClerx Services Ltd.	615	10,369
Edelweiss Financial Services Ltd.	20,359	15,868
Eicher Motors Ltd.	1,419	53,256
EID Parry India Ltd.	3,424	20,798
EIH Ltd.(1)	281	534
Elecon Engineering Co. Ltd.	1,985	9,462
Electrosteel Castings Ltd.	5,042	2,061
Emami Ltd.	3,848	18,579
Endurance Technologies Ltd.	461	6,961
Engineers India Ltd.	7,843	6,765
EPL Ltd.	4,617	8,958
Equitas Small Finance Bank Ltd.(1)	10,360	8,961
19

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Escorts Kubota Ltd.	593	$14,881
Eveready Industries India Ltd.(1)	349	1,330
Everest Industries Ltd.	196	1,719
Everest Kanto Cylinder Ltd.	75	69
Excel Industries Ltd.	24	265
Exide Industries Ltd.(1)	5,572	11,810
Fairchem Organics Ltd.	46	521
FDC Ltd.(1)	1,017	3,231
FIEM Industries Ltd.	76	1,424
Filatex India Ltd.	1,290	606
Fine Organic Industries Ltd.	11	615
Finolex Cables Ltd.	1,373	11,718
Finolex Industries Ltd.	12,360	25,254
Firstsource Solutions Ltd.	332	452
Force Motors Ltd.	118	1,723
Future Consumer Ltd.(1)	2,618	25
Future Retail Ltd.(1)	209	7
Gabriel India Ltd.	485	894
Galaxy Surfactants Ltd.	65	1,859
Ganesh Housing Corp. Ltd.(1)	109	430
Ganesha Ecosphere Ltd.	327	3,515
Garden Reach Shipbuilders & Engineers Ltd.	1,132	5,647
Garware Technical Fibres Ltd.	46	1,635
Genus Power Infrastructures Ltd.	942	1,013
Geojit Financial Services Ltd.	339	181
GHCL Ltd.	2,488	15,474
GIC Housing Finance Ltd.	2,493	4,972
GlaxoSmithKline Pharmaceuticals Ltd.	804	12,991
Glenmark Pharmaceuticals Ltd.	5,917	30,670
Globus Spirits Ltd.	434	4,358
GMM Pfaudler Ltd.	391	7,714
GNA Axles Ltd.	69	746
Godrej Consumer Products Ltd.(1)	1,006	11,231
Godrej Properties Ltd.(1)	326	4,335
Gokaldas Exports Ltd.(1)	314	1,459
Goodluck India Ltd.	231	1,153
Graphite India Ltd.	971	3,382
Greaves Cotton Ltd.	764	1,182
Greenpanel Industries Ltd.	871	2,953
Greenply Industries Ltd.	546	895
GTL Infrastructure Ltd.(1)	37,531	385
Gufic Biosciences Ltd.	77	197
Gujarat Alkalies & Chemicals Ltd.	681	5,100
Gujarat Fluorochemicals Ltd.	164	6,234
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	2,111	13,416
Gujarat Pipavav Port Ltd.	15,737	19,977
Gujarat State Fertilizers & Chemicals Ltd.	3,256	4,924
Happiest Minds Technologies Ltd.	650	6,722
Hathway Cable & Datacom Ltd.(1)	5,258	963
Havells India Ltd.	1,964	28,418
HBL Power Systems Ltd.	2,016	2,429
20

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
HCL Technologies Ltd.	11,498	$149,721
HDFC Asset Management Co. Ltd.	115	2,516
HDFC Life Insurance Co. Ltd.	947	5,595
HealthCare Global Enterprises Ltd.(1)	1,599	5,399
HEG Ltd.	276	3,212
Hero MotoCorp Ltd.	992	29,010
HFCL Ltd.	10,629	8,200
HG Infra Engineering Ltd.	1,134	9,807
HIL Ltd.	34	926
Himadri Speciality Chemical Ltd., ADR	10,303	10,395
Himatsingka Seide Ltd.	231	213
Hinduja Global Solutions Ltd.	271	4,273
Hindustan Construction Co. Ltd.(1)	4,864	823
Hindustan Oil Exploration Co. Ltd.(1)	687	1,146
Hindustan Unilever Ltd.	2,830	84,169
Hindware Home Innovation Ltd.(1)	2,181	9,702
Hitachi Energy India Ltd.	14	563
Honda India Power Products Ltd.	209	4,635
Housing Development Finance Corp. Ltd.	8,204	258,625
ICICI Bank Ltd., ADR	8,330	172,264
ICICI Lombard General Insurance Co. Ltd.	2,613	34,815
ICICI Prudential Life Insurance Co. Ltd.	1,500	7,411
IDFC First Bank Ltd.(1)	47,954	31,953
IFCI Ltd.(1)	31,768	4,184
IIFL Finance Ltd.	6,085	31,511
IIFL Securities Ltd.	789	521
India Glycols Ltd.	176	1,239
Indiabulls Housing Finance Ltd.(1)	8,590	10,461
Indiabulls Real Estate Ltd.(1)	9,967	6,938
IndiaMart InterMesh Ltd.	248	14,533
Indian Energy Exchange Ltd.	8,058	14,076
Indian Hotels Co. Ltd.	4,012	15,067
Indian Metals & Ferro Alloys Ltd.	35	132
Indian Railway Catering & Tourism Corp. Ltd.	1,632	12,012
Indo Count Industries Ltd.	105	164
Indo Rama Synthetics India Ltd.(1)	481	274
Indus Towers Ltd.	12,636	26,101
Infibeam Avenues Ltd.(1)	10,565	2,018
Info Edge India Ltd.	416	17,554
Infosys Ltd., ADR	24,407	437,862
Ingersoll Rand India Ltd.	118	3,061
Inox Wind Ltd.(1)	1,250	1,537
Insecticides India Ltd.	135	738
Intellect Design Arena Ltd.	1,070	5,817
IOL Chemicals & Pharmaceuticals Ltd.	258	887
ION Exchange India Ltd.	147	5,986
ISGEC Heavy Engineering Ltd.	33	176
ITD Cementation India Ltd.	5,135	6,034
J Kumar Infraprojects Ltd.	1,305	3,905
Jai Corp. Ltd.	1,548	2,204
Jain Irrigation Systems Ltd.(1)	8,727	2,810
21

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Jaiprakash Associates Ltd.(1)	6,016	$632
Jammu & Kashmir Bank Ltd.(1)	12,243	7,279
Jamna Auto Industries Ltd.	2,306	2,816
Jindal Poly Films Ltd.	165	1,175
Jindal Saw Ltd.	2,168	3,933
JK Paper Ltd.	2,655	12,444
JK Tyre & Industries Ltd.	2,501	4,453
JM Financial Ltd.	22,621	17,847
JSW Ispat Special Products Ltd.(1)	633	222
Jubilant Foodworks Ltd.	5,388	28,695
Jubilant Pharmova Ltd.	2,735	10,118
Just Dial Ltd.(1)	227	1,584
Jyothy Labs Ltd.	831	1,912
Kajaria Ceramics Ltd.	1,731	22,482
Kansai Nerolac Paints Ltd.	113	550
Karnataka Bank Ltd.	4,843	8,282
Karur Vysya Bank Ltd.	19,881	24,502
KEC International Ltd.	4,667	25,346
KEI Industries Ltd.	920	18,071
Kellton Tech Solutions Ltd.(1)	119	73
Kennametal India Ltd.	93	2,249
Kiri Industries Ltd.(1)	1,143	3,845
Kirloskar Oil Engines Ltd.	1,380	5,258
Kitex Garments Ltd.	301	514
KNR Constructions Ltd.	1,170	3,621
Kolte-Patil Developers Ltd.	1,063	3,457
Kotak Mahindra Bank Ltd.	3,479	72,690
KPI Green Energy Ltd.	530	2,778
KPIT Technologies Ltd.	3,706	37,144
KPR Mill Ltd.	1,251	8,699
KSB Ltd.	165	3,820
LA Opala RG Ltd.	598	2,574
Lemon Tree Hotels Ltd.(1)	409	385
LG Balakrishnan & Bros Ltd.	987	8,059
LIC Housing Finance Ltd.	7,858	33,293
Linde India Ltd.	175	7,873
LT Foods Ltd.	10,941	12,772
Lumax Auto Technologies Ltd.	732	2,351
Lupin Ltd.	5,143	40,989
LUX Industries Ltd.(1)	48	739
Maharashtra Scooters Ltd.	59	3,178
Mahindra & Mahindra Financial Services Ltd.	11,400	34,686
Mahindra & Mahindra Ltd.	5,255	80,628
Mahindra CIE Automotive Ltd.	2,286	11,721
Mahindra Holidays & Resorts India Ltd.(1)	1,372	4,535
Mahindra Lifespace Developers Ltd.	220	990
Mahindra Logistics Ltd.	1,203	5,384
Maithan Alloys Ltd.	69	755
Man Infraconstruction Ltd.	158	149
Manali Petrochemicals Ltd.	1,472	1,202
Manappuram Finance Ltd.	24,144	29,966
22

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Marico Ltd.(1)	3,066	$18,228
Marksans Pharma Ltd.	8,371	6,828
Maruti Suzuki India Ltd.	481	50,128
MAS Financial Services Ltd.	72	710
Mastek Ltd.	113	2,251
Max Financial Services Ltd.(1)	2,189	18,322
Max Healthcare Institute Ltd.(1)	3,221	16,591
Mayur Uniquoters Ltd.	41	241
Meghmani Finechem Ltd.	203	2,510
Meghmani Organics Ltd.	1,526	1,709
Metropolis Healthcare Ltd.	468	7,416
Minda Corp. Ltd.	307	716
Mirza International Ltd.(1)	663	2,218
Mishra Dhatu Nigam Ltd.	621	1,477
MOIL Ltd.	132	240
Mold-Tek Packaging Ltd.	61	704
Monte Carlo Fashions Ltd.	87	596
Motherson Sumi Wiring India Ltd.	1,471	881
Motilal Oswal Financial Services Ltd.	932	6,761
Mphasis Ltd.	1,043	25,650
MRF Ltd.	11	11,337
Mrs Bectors Food Specialities Ltd.	830	5,025
MSTC Ltd.	182	596
Multi Commodity Exchange of India Ltd.	1,061	17,984
Muthoot Finance Ltd.	3,008	35,363
Narayana Hrudayalaya Ltd.	1,277	11,568
Natco Pharma Ltd.	452	2,940
National Fertilizers Ltd.(1)	712	535
Nava Ltd.	1,993	5,567
Navkar Corp. Ltd.(1)	1,587	966
Navneet Education Ltd.	1,113	1,332
NELCO Ltd.	265	1,843
Neogen Chemicals Ltd.	29	444
Nestle India Ltd.	250	56,427
Neuland Laboratories Ltd.	99	1,931
New Delhi Television Ltd.(1)	834	1,914
Newgen Software Technologies Ltd.	131	694
NIIT Ltd.(1)	525	2,014
Nippon Life India Asset Management Ltd.	3,306	8,847
NOCIL Ltd.	1,148	3,058
Oberoi Realty Ltd.	1,342	13,904
Olectra Greentech Ltd.	242	1,457
Omaxe Ltd.(1)	298	206
OnMobile Global Ltd.	473	387
Optiemus Infracom Ltd.(1)	173	527
Oracle Financial Services Software Ltd.	475	18,197
Orient Cement Ltd.	6,086	8,187
Orient Electric Ltd.	781	2,582
Orient Paper & Industries Ltd.	2,680	1,206
Page Industries Ltd.	64	29,375
Paisalo Digital Ltd.	1,547	1,108
23

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Panama Petrochem Ltd.	1,604	$5,764
Parag Milk Foods Ltd.(1)	731	694
PC Jeweller Ltd.(1)	3,055	1,000
PDS Ltd.	771	3,027
Pennar Industries Ltd.(1)	6,469	5,680
Persistent Systems Ltd.	928	53,742
PG Electroplast Ltd.(1)	56	943
Phoenix Mills Ltd.	121	2,023
PI Industries Ltd.	312	11,689
Pidilite Industries Ltd.	249	6,924
Piramal Enterprises Ltd.	1,428	13,298
Piramal Pharma Ltd.(1)	956	913
PNB Housing Finance Ltd.(1)	2,946	21,265
Pokarna Ltd.	11	38
Polycab India Ltd.	272	10,130
Polyplex Corp. Ltd.	250	4,087
Poonawalla Fincorp Ltd.	944	3,297
Power Grid Corp. of India Ltd.	38,720	104,014
Power Mech Projects Ltd.	292	7,147
Praj Industries Ltd.	5,232	22,200
Prakash Industries Ltd.(1)	7,645	5,003
Prestige Estates Projects Ltd.	1,620	7,949
Pricol Ltd.(1)	2,446	5,558
Prince Pipes & Fittings Ltd.	312	2,083
Privi Speciality Chemicals Ltd.	37	418
Procter & Gamble Health Ltd.	4	226
PSP Projects Ltd.	400	3,233
PTC India Ltd.	12,959	13,804
Quess Corp. Ltd.	2,051	8,763
Radico Khaitan Ltd.	822	11,537
Rajesh Exports Ltd.	786	6,252
Rallis India Ltd.	2,626	6,238
Ramco Systems Ltd.(1)	27	70
RattanIndia Power Ltd.(1)	2,552	103
Raymond Ltd.	1,481	22,742
RBL Bank Ltd.(1)	17,801	33,519
REC Ltd.	41,540	57,398
Redington Ltd.	19,245	39,625
Relaxo Footwears Ltd.	151	1,420
Reliance Industrial Infrastructure Ltd.	30	291
Religare Enterprises Ltd.(1)	307	570
Repco Home Finance Ltd.	2,127	5,006
Restaurant Brands Asia Ltd.(1)	5,972	6,742
Rico Auto Industries Ltd.	5,876	5,085
RITES Ltd.	2,395	9,446
Route Mobile Ltd.	573	9,308
RPG Life Sciences Ltd.	383	3,965
RSWM Ltd.	288	548
Rupa & Co. Ltd.	235	582
Safari Industries India Ltd.	224	5,475
Saksoft Ltd.	523	906
24

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Samvardhana Motherson International Ltd.	36,692	$35,322
Sanghvi Movers Ltd.	310	1,355
Sansera Engineering Ltd.	57	502
Sarda Energy & Minerals Ltd.	96	1,277
Saregama India Ltd.	326	1,302
Satia Industries Ltd.	1,711	2,368
SBI Cards & Payment Services Ltd.	2,113	19,168
SBI Life Insurance Co. Ltd.	1,121	15,186
Schaeffler India Ltd.	291	10,492
Schneider Electric Infrastructure Ltd.(1)	344	673
SEAMEC Ltd.(1)	7	49
Sequent Scientific Ltd.(1)	193	145
Seshasayee Paper & Boards Ltd.	951	2,762
Shakti Pumps India Ltd.	49	253
Shankara Building Products Ltd.	97	811
Shanthi Gears Ltd.	393	1,628
Share India Securities Ltd.	542	7,003
Shipping Corp. of India Ltd.	3,065	4,433
Shoppers Stop Ltd.(1)	706	5,544
Shree Renuka Sugars Ltd.(1)	3,166	1,668
Shriram Finance Ltd.	5,185	75,395
Siemens Ltd.	88	3,454
Siyaram Silk Mills Ltd.	139	761
SKF India Ltd.	82	4,425
Sobha Ltd.	1,484	10,333
SOM Distilleries & Breweries Ltd.	592	820
Sonata Software Ltd.	2,771	24,330
South Indian Bank Ltd.(1)	37,775	7,647
Southern Petrochemical Industries Corp. Ltd.	1,412	989
Spandana Sphoorty Financial Ltd.(1)	269	1,879
Speciality Restaurants Ltd.(1)	716	1,815
SRF Ltd.	1,025	26,860
State Bank of India, GDR	1,755	110,055
Steel Strips Wheels Ltd.	1,280	2,292
Sterlite Technologies Ltd.	1,461	2,801
Stove Kraft Ltd.(1)	129	638
Sudarshan Chemical Industries Ltd.	325	1,453
Sumitomo Chemical India Ltd.	255	1,379
Sun Pharmaceutical Industries Ltd.	8,591	99,354
Sun TV Network Ltd.	2,685	13,915
Sundaram Finance Ltd.	138	3,816
Sundram Fasteners Ltd.	1,429	16,992
Sunflag Iron & Steel Co. Ltd.(1)	4,123	6,527
Sunteck Realty Ltd.	539	1,961
Suprajit Engineering Ltd.	837	3,572
Supreme Industries Ltd.	502	16,759
Surya Roshni Ltd.	1,380	11,142
Suven Pharmaceuticals Ltd.	2,090	12,127
Suzlon Energy Ltd.(1)	7,871	780
Syngene International Ltd.	1,965	13,795
Tamil Nadu Newsprint & Papers Ltd.	2,474	6,240
25

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tamilnadu Petroproducts Ltd.	713	$682
Tanla Platforms Ltd.	1,537	12,536
Tata Coffee Ltd.	130	326
Tata Communications Ltd.	1,782	26,035
Tata Consultancy Services Ltd.	4,733	189,490
Tata Consumer Products Ltd.	1,787	15,452
Tata Elxsi Ltd.	235	17,406
Tata Investment Corp. Ltd.	407	10,022
Tata Metaliks Ltd.	989	8,716
Tata Motors Ltd., ADR(1)	1,431	36,427
Tata Steel Long Products Ltd.	497	3,678
Tata Teleservices Maharashtra Ltd.(1)	1,227	831
TCI Express Ltd.	160	3,056
TeamLease Services Ltd.(1)	66	2,006
Tech Mahindra Ltd.	8,643	114,893
Technocraft Industries India Ltd.(1)	45	548
Tejas Networks Ltd.(1)	62	419
Texmaco Rail & Engineering Ltd.	4,065	2,169
Thermax Ltd.	262	6,818
Thirumalai Chemicals Ltd.	1,582	3,305
Thomas Cook India Ltd.(1)	224	169
Thyrocare Technologies Ltd.	317	1,731
Time Technoplast Ltd.	3,799	3,718
Tinplate Co. of India Ltd.	513	1,890
Titagarh Wagons Ltd.(1)	4,175	10,500
Titan Co. Ltd.	243	6,970
Torrent Pharmaceuticals Ltd.	1,443	25,462
Transport Corp. of India Ltd.	729	5,738
Trent Ltd.	525	8,111
Trident Ltd.	25,462	9,324
Triveni Turbine Ltd.	2,044	7,844
TTK Prestige Ltd.	440	4,026
Tube Investments of India Ltd.	862	28,893
TV Today Network Ltd.	140	354
TV18 Broadcast Ltd.(1)	8,772	3,380
TVS Motor Co. Ltd.	720	9,401
TVS Srichakra Ltd.	149	4,907
Uflex Ltd.	913	4,178
Ugar Sugar Works Ltd.	5,572	6,076
Ujjivan Financial Services Ltd.(1)	1,257	4,022
Ujjivan Small Finance Bank Ltd.(1)	7,097	2,303
Unichem Laboratories Ltd.	1,194	4,268
United Spirits Ltd.(1)	3,841	34,386
UPL Ltd.	3,978	33,376
Usha Martin Ltd.	1,303	2,764
UTI Asset Management Co. Ltd.	2,128	16,829
VA Tech Wabag Ltd.(1)	485	1,808
Vaibhav Global Ltd.	295	1,156
Vakrangee Ltd.	10,638	2,796
Valiant Organics Ltd.	107	522
Vardhman Textiles Ltd.(1)	4,701	17,492
26

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Varroc Engineering Ltd.(1)	1,311	$3,870
Varun Beverages Ltd.	2,024	31,819
Venky's India Ltd.	65	1,259
Visaka Industries Ltd.	218	1,008
Vishnu Chemicals Ltd.	520	1,730
Vodafone Idea Ltd.(1)	38,671	3,178
Voltamp Transformers Ltd.	50	1,650
Voltas Ltd.	493	5,315
VRL Logistics Ltd.(1)	1,176	7,769
Welspun Corp. Ltd.	5,585	12,432
Welspun Enterprises Ltd.	4,971	7,390
Welspun India Ltd.	11,181	8,979
West Coast Paper Mills Ltd.	1,404	8,168
Westlife Foodworld Ltd.(1)	866	6,792
Whirlpool of India Ltd.	24	378
Wipro Ltd., ADR	6,815	31,826
Wonderla Holidays Ltd.(1)	85	426
Yes Bank Ltd.(1)	190,559	40,195
Zee Entertainment Enterprises Ltd.	13,949	32,977
Zee Media Corp. Ltd.(1)	1,302	135
Zen Technologies Ltd.	88	280
Zensar Technologies Ltd.	894	3,136
		6,759,896
Indonesia — 2.2%
Ace Hardware Indonesia Tbk PT	66,800	2,212
Adi Sarana Armada Tbk PT(1)	21,400	1,425
Bank BTPN Syariah Tbk PT	63,100	9,680
Bank Bukopin Tbk PT(1)	264,400	2,063
Bank Central Asia Tbk PT	203,900	116,945
Bank Jago Tbk PT(1)	4,800	790
Bank Mandiri Persero Tbk PT	202,700	132,880
Bank Negara Indonesia Persero Tbk PT	92,600	53,257
Bank Pan Indonesia Tbk PT	69,900	6,622
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	46,300	4,007
Bank Pembangunan Daerah Jawa Timur Tbk PT	36,000	1,747
Bank Rakyat Indonesia Persero Tbk PT	341,200	104,430
Bank Tabungan Negara Persero Tbk PT	162,078	14,079
Barito Pacific Tbk PT	83,967	5,147
Berkah Beton Sadaya Tbk PT	76,000	2,965
BFI Finance Indonesia Tbk PT	203,400	18,203
Blue Bird Tbk PT	23,800	2,754
Buana Lintas Lautan Tbk PT(1)	202,000	1,761
Bukalapak.com Tbk PT(1)	900,700	15,471
Bumi Serpong Damai Tbk PT(1)	168,300	10,921
Bundamedik Tbk PT	22,800	619
Ciputra Development Tbk PT	329,500	21,389
Erajaya Swasembada Tbk PT	221,800	7,488
FKS Food Sejahtera Tbk PT(1)	193,000	1,962
Global Mediacom Tbk PT(1)	268,900	5,042
Indosat Tbk PT	17,900	8,009
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	63,800	3,681
27

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Jasa Marga Persero Tbk PT(1)	44,000	$9,376
Kalbe Farma Tbk PT	112,700	15,590
Kencana Energi Lestari Tbk PT	44,300	1,525
Kino Indonesia Tbk PT	2,400	264
Lippo Cikarang Tbk PT(1)	12,700	774
Lippo Karawaci Tbk PT(1)	140,800	748
M Cash Integrasi PT(1)	200	98
Mark Dynamics Indonesia Tbk PT	8,200	328
Matahari Department Store Tbk PT	19,200	6,515
Matahari Putra Prima Tbk PT(1)	45,500	373
Media Nusantara Citra Tbk PT(1)	113,400	4,832
Medikaloka Hermina Tbk PT	122,800	11,999
Mitra Adiperkasa Tbk PT(1)	309,600	30,656
Mitra Keluarga Karyasehat Tbk PT	92,200	18,078
Mitra Pinasthika Mustika Tbk PT	21,500	1,762
MNC Kapital Indonesia Tbk PT(1)	199,100	862
MNC Vision Networks Tbk PT(1)	42,900	152
Multipolar Tbk PT(1)	28,300	193
Nusantara Infrastructure Tbk PT(1)	118,500	971
Pabrik Kertas Tjiwi Kimia Tbk PT	29,700	13,630
Pacific Strategic Financial Tbk PT(1)	66,800	4,928
Pakuwon Jati Tbk PT	193,200	5,854
Panin Financial Tbk PT	305,700	7,978
PP Persero Tbk PT(1)	73,500	3,083
Puradelta Lestari Tbk PT	69,000	751
Samator Indo Gas Tbk PT	13,100	1,804
Samudera Indonesia Tbk PT	220,000	6,030
Sarana Menara Nusantara Tbk PT	245,800	16,921
Sariguna Primatirta Tbk PT	66,000	2,043
Smartfren Telecom Tbk PT(1)	1,683,700	7,395
Steel Pipe Industry of Indonesia PT	12,400	210
Sumber Alfaria Trijaya Tbk PT	215,100	40,906
Summarecon Agung Tbk PT	389,600	15,450
Surya Citra Media Tbk PT	76,200	1,079
Telkom Indonesia Persero Tbk PT, ADR	4,320	111,283
Temas Tbk PT	20,300	4,447
Tower Bersama Infrastructure Tbk PT	43,100	5,906
Unilever Indonesia Tbk PT	85,900	23,538
Wijaya Karya Persero Tbk PT(1)	110,500	4,563
XL Axiata Tbk PT	130,800	17,924
		956,368
Malaysia — 1.8%
Aeon Co. M Bhd	6,500	1,970
AEON Credit Service M Bhd	500	1,337
AGMO Holdings Bhd(1)	159	25
Alliance Bank Malaysia Bhd	34,600	26,829
AMMB Holdings Bhd	38,600	34,484
Ancom Nylex Bhd(1)	27,100	7,064
Ann Joo Resources Bhd	300	77
Astro Malaysia Holdings Bhd	400	53
Axiata Group Bhd	10,300	7,274
28

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Bank Islam Malaysia Bhd	1,100	$556
Berjaya Food Bhd	30,800	6,862
Bermaz Auto Bhd	43,100	20,644
Bursa Malaysia Bhd	16,200	23,826
Cahya Mata Sarawak Bhd	36,000	9,464
Carlsberg Brewery Malaysia Bhd	2,300	11,766
CIMB Group Holdings Bhd	59,131	73,922
CTOS Digital Bhd	300	96
Cypark Resources Bhd(1)	24,100	5,422
D&O Green Technologies Bhd	100	101
Dayang Enterprise Holdings Bhd	5,400	1,692
DiGi.Com Bhd	33,100	31,709
DRB-Hicom Bhd	28,000	8,859
Dufu Technology Corp. Bhd	2,100	982
Eco World Development Group Bhd	7,800	1,182
Ekovest Bhd(1)	10,100	821
Evergreen Fibreboard Bhd	4,000	276
Fraser & Neave Holdings Bhd	100	613
Frontken Corp. Bhd	13,400	9,343
Gamuda Bhd	48,300	45,197
Greatech Technology Bhd(1)	1,100	1,225
Hartalega Holdings Bhd	33,400	10,939
Heineken Malaysia Bhd	2,800	17,854
Hengyuan Refining Co. Bhd	5,300	4,014
Hextar Healthcare Bhd(1)	4,200	267
Hiap Teck Venture Bhd	7,600	491
Hong Leong Bank Bhd	2,500	11,443
Hong Leong Capital Bhd	600	806
Hong Leong Financial Group Bhd	2,800	11,368
Hong Seng Consolidated Bhd(1)	18,000	521
IHH Healthcare Bhd	5,200	6,709
Inari Amertron Bhd	23,700	12,930
IOI Properties Group Bhd	1,100	275
JAKS Resources Bhd(1)	1,300	67
KNM Group Bhd(1)	12,700	141
Kossan Rubber Industries Bhd	23,700	5,755
Lingkaran Trans Kota Holdings Bhd	10,400	1,194
Lotte Chemical Titan Holding Bhd	2,000	615
Malayan Banking Bhd	30,400	59,611
Malaysia Airports Holdings Bhd(1)	2,600	3,934
Malaysia Building Society Bhd(1)	15,500	2,089
Malaysia Smelting Corp. Bhd	10,700	4,891
Malaysian Pacific Industries Bhd	1,800	11,999
Malaysian Resources Corp. Bhd	70,200	4,848
Maxis Bhd	30,600	26,657
Mega First Corp. Bhd	700	575
Mieco Chipboard Bhd(1)	700	98
MR DIY Group M Bhd	14,000	5,302
My EG Services Bhd	17,200	2,759
Nestle Malaysia Bhd	400	12,044
Pentamaster Corp. Bhd	1,100	1,240
29

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Perak Transit Bhd	7,500	$1,855
Petron Malaysia Refining & Marketing Bhd	500	486
Press Metal Aluminium Holdings Bhd	18,700	21,495
Public Bank Bhd	81,000	74,545
RHB Bank Bhd	20,597	26,069
Scientex Bhd	3,300	2,662
Shin Yang Shipping Corp. Bhd	22,500	3,284
Signature International Bhd(1)	7,800	4,343
Sime Darby Bhd	32,800	16,592
Sime Darby Property Bhd	7,400	791
SP Setia Bhd Group	37,400	5,165
Sunway Bhd	3,100	1,126
Supermax Corp. Bhd	62,800	10,563
Swift Haulage Bhd	2,100	220
Syarikat Takaful Malaysia Keluarga Bhd	500	369
TDM Bhd	1,600	62
Telekom Malaysia Bhd	20,300	22,754
TIME dotCom Bhd	18,400	21,935
UEM Sunrise Bhd(1)	19,500	1,129
UMW Holdings Bhd	5,900	5,126
Unisem M Bhd	5,800	3,823
UWC Bhd	5,800	5,173
Velesto Energy Bhd(1)	241,600	10,232
ViTrox Corp. Bhd	1,800	3,208
VS Industry Bhd	15,500	3,037
Westports Holdings Bhd	2,000	1,649
		802,800
Mexico — 2.9%
Alsea SAB de CV(1)	5,988	13,255
America Movil SAB de CV, Class L, ADR	6,369	131,074
Arca Continental SAB de CV	2,569	21,759
Becle SAB de CV	3,787	9,186
Bolsa Mexicana de Valores SAB de CV	2,010	3,919
Corp. Inmobiliaria Vesta SAB de CV	10,446	30,254
Fomento Economico Mexicano SAB de CV, ADR	734	67,469
Genomma Lab Internacional SAB de CV, Class B	25,681	20,647
Gentera SAB de CV	41,288	44,748
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,008	78,614
Grupo Aeroportuario del Pacifico SAB de CV, ADR	520	98,842
Grupo Aeroportuario del Sureste SAB de CV, ADR	99	28,332
Grupo Bimbo SAB de CV, Series A	8,258	39,371
Grupo Comercial Chedraui SA de CV	5,586	28,393
Grupo Financiero Banorte SAB de CV, Class O	26,701	226,024
Grupo Financiero Inbursa SAB de CV, Class O(1)	16,726	34,958
Grupo Mexico SAB de CV, Series B	15,504	69,730
Grupo Televisa SAB, ADR	8,170	40,523
Grupo Traxion SAB de CV(1)(2)	2,886	5,388
Industrias Penoles SAB de CV(1)	1,936	23,163
Kimberly-Clark de Mexico SAB de CV, A Shares	15,915	31,836
La Comer SAB de CV	7,218	15,938
Megacable Holdings SAB de CV	4,356	11,197
30

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Nemak SAB de CV(1)	103,229	$26,179
Orbia Advance Corp. SAB de CV	12,217	25,380
Promotora y Operadora de Infraestructura SAB de CV	2,968	28,949
Qualitas Controladora SAB de CV	6,074	37,782
Regional SAB de CV	2,399	19,904
Sitios Latinoamerica SAB de CV(1)	5,443	2,201
Wal-Mart de Mexico SAB de CV	12,062	47,532
		1,262,547
Peru — 0.3%
Credicorp Ltd.	568	72,374
Intercorp Financial Services, Inc.	1,013	24,140
Southern Copper Corp.	252	18,570
		115,084
Philippines — 0.9%
Ayala Land, Inc.	36,600	18,813
Bank of the Philippine Islands	12,520	24,826
BDO Unibank, Inc.	18,690	41,626
Century Pacific Food, Inc.	1,300	617
Converge Information & Communications Technology Solutions, Inc. (1)	36,200	10,621
Globe Telecom, Inc.	361	11,567
GT Capital Holdings, Inc.	2,450	22,959
International Container Terminal Services, Inc.	8,040	29,003
Jollibee Foods Corp.	7,430	32,197
LT Group, Inc.	17,900	3,393
Manila Electric Co.	2,090	11,998
Megaworld Corp.	320,000	11,672
Metropolitan Bank & Trust Co.	45,520	47,817
Monde Nissin Corp.	39,700	8,644
PLDT, Inc., ADR(2)	847	19,862
Puregold Price Club, Inc.	28,300	16,108
Robinsons Land Corp.	37,700	10,249
Robinsons Retail Holdings, Inc.	720	707
Security Bank Corp.	11,120	20,633
SM Investments Corp.	980	15,065
SM Prime Holdings, Inc.	24,800	15,243
Synergy Grid & Development Phils, Inc.	22,300	4,745
Universal Robina Corp.	6,200	15,289
Wilcon Depot, Inc.	17,500	9,981
		403,635
Poland — 0.9%
Alior Bank SA(1)	3,087	28,106
Allegro.eu SA(1)	1,834	11,954
AmRest Holdings SE(1)	1,712	8,008
Asseco Poland SA	412	7,388
Bank Handlowy w Warszawie SA	57	1,069
Bank Millennium SA(1)	15,171	15,426
Bank Polska Kasa Opieki SA	1,031	20,747
Budimex SA	217	13,727
CCC SA(1)	1,413	11,232
CD Projekt SA	582	17,314
31

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Cyfrowy Polsat SA	1,525	$5,907
Dino Polska SA(1)	272	22,707
KGHM Polska Miedz SA	1,274	36,333
KRUK SA	461	34,262
LiveChat Software SA	55	1,731
LPP SA	10	21,122
mBank SA(1)	164	12,078
Orange Polska SA	18,560	28,026
Powszechna Kasa Oszczednosci Bank Polski SA	2,779	19,393
Powszechny Zaklad Ubezpieczen SA	3,066	25,209
Santander Bank Polska SA	384	25,768
TEN Square Games SA	21	618
Warsaw Stock Exchange	101	843
XTB SA	1,459	10,918
		379,886
South Africa — 4.0%
Absa Group Ltd.	8,657	93,466
AECI Ltd.	2,506	12,728
Anglo American Platinum Ltd.	318	17,584
AngloGold Ashanti Ltd., ADR(2)	5,398	89,931
Aspen Pharmacare Holdings Ltd.	4,935	38,107
Astral Foods Ltd.	1,060	9,433
AVI Ltd.	4,231	17,517
Barloworld Ltd.	6,205	30,924
Bid Corp. Ltd.	1,148	25,109
Capitec Bank Holdings Ltd.	264	25,187
Clicks Group Ltd.	1,983	28,889
Coronation Fund Managers Ltd.	6,305	10,737
Curro Holdings Ltd.	10,608	5,066
DataTec Ltd.	7,720	14,285
Dis-Chem Pharmacies Ltd.	4,196	6,181
Discovery Ltd.(1)	3,335	27,178
FirstRand Ltd.	19,811	70,661
Foschini Group Ltd.	5,604	30,953
Gold Fields Ltd., ADR	8,658	78,701
Grindrod Ltd.	26,561	14,856
Impala Platinum Holdings Ltd.	8,970	83,752
Investec Ltd.	3,099	19,827
KAP Industrial Holdings Ltd.	52,550	9,972
Kumba Iron Ore Ltd.	545	14,212
Life Healthcare Group Holdings Ltd.	21,618	23,050
Merafe Resources Ltd.	21,630	1,637
Momentum Metropolitan Holdings	39,230	42,421
Motus Holdings Ltd.	3,607	21,758
Mr Price Group Ltd.	2,104	17,449
MTN Group Ltd.	9,736	76,714
MultiChoice Group	5,856	45,132
Naspers Ltd., N Shares	517	90,911
Nedbank Group Ltd.	5,109	64,105
NEPI Rockcastle NV	7,167	42,935
Netcare Ltd.	18,478	15,315
32

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Ninety One Ltd.	3,135	$7,861
Oceana Group Ltd.	48	190
Old Mutual Ltd.	78,373	50,836
Omnia Holdings Ltd.	3,580	11,646
OUTsurance Group Ltd.	6,000	11,671
Pepkor Holdings Ltd.	10,558	10,784
Pick n Pay Stores Ltd.	4,526	11,317
PPC Ltd.(1)	24,825	4,279
PSG Konsult Ltd.	5,356	3,784
Raubex Group Ltd.	991	1,535
Remgro Ltd.	5,810	44,223
Reunert Ltd.	1,856	5,995
RMB Holdings Ltd.	12,748	361
Royal Bafokeng Platinum Ltd.	1,468	12,432
Sanlam Ltd.	7,620	24,798
Santam Ltd.	400	6,438
Sappi Ltd.	15,666	41,684
Shoprite Holdings Ltd.	2,831	34,281
Sibanye Stillwater Ltd., ADR	3,631	29,411
SPAR Group Ltd.	1,901	14,907
Standard Bank Group Ltd.	6,211	62,042
Steinhoff International Holdings NV(1)	29,035	631
Telkom SA SOC Ltd.(1)	9,517	19,857
Tiger Brands Ltd.	1,458	17,623
Transaction Capital Ltd.	1,387	2,355
Truworths International Ltd.	8,066	25,976
Vodacom Group Ltd.	3,326	22,922
Wilson Bayly Holmes-Ovcon Ltd.(1)	42	238
Woolworths Holdings Ltd.	9,520	39,918
Zeda Ltd.(1)	4,404	2,892
		1,739,570
South Korea — 13.4%
Aekyung Industrial Co. Ltd.	22	310
AfreecaTV Co. Ltd.	182	12,268
Agabang&Company(1)	104	341
Ahnlab, Inc.	19	1,087
Aju IB Investment Co. Ltd.	40	80
Alteogen, Inc.(1)	72	2,044
Amorepacific Corp.	218	22,788
AMOREPACIFIC Group	137	4,144
Ananti, Inc.(1)	673	3,692
Asiana Airlines, Inc.(1)	798	8,452
BGF Co. Ltd.	183	638
BGF retail Co. Ltd.	124	16,960
BH Co. Ltd.	675	12,048
Binex Co. Ltd.(1)	241	1,924
Bioneer Corp.(1)	219	8,834
BNK Financial Group, Inc.	8,072	40,852
Boryung	641	4,355
Bukwang Pharmaceutical Co. Ltd.	313	1,963
Byucksan Corp.(1)	247	427
33

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Celltrion Healthcare Co. Ltd.	329	$13,531
Celltrion, Inc.	349	38,274
Chabiotech Co. Ltd.(1)	409	4,333
Cheil Worldwide, Inc.	928	14,031
Chong Kun Dang Pharmaceutical Corp.	60	3,586
Chunbo Co. Ltd.	35	6,658
CJ CGV Co. Ltd.(1)	557	7,116
CJ CheilJedang Corp.	72	17,471
CJ ENM Co. Ltd.(1)	366	25,612
CJ Logistics Corp.	168	10,373
Classys, Inc.(1)	220	3,385
CMG Pharmaceutical Co. Ltd.(1)	422	702
Com2uSCorp	75	3,854
Coreana Cosmetics Co. Ltd.(1)	63	157
CosmoAM&T Co. Ltd.(1)	66	3,856
Cosmochemical Co. Ltd.(1)	322	10,135
Coway Co. Ltd.	741	29,896
COWELL FASHION Co. Ltd.	644	2,261
CS Wind Corp.	247	12,466
Cuckoo Homesys Co. Ltd.(1)	229	5,183
Dae Han Flour Mills Co. Ltd.(1)	6	695
Daeduck Electronics Co. Ltd.	674	10,671
Daewoo Engineering & Construction Co. Ltd.(1)	4,420	14,363
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(1)	142	2,758
Daewoong Co. Ltd.(1)	334	4,323
Daewoong Pharmaceutical Co. Ltd.(1)	35	3,086
Daishin Securities Co. Ltd.(1)	1,108	10,956
Danal Co. Ltd.(1)	122	517
Daol Investment & Securities Co. Ltd.(1)	1,893	6,967
Daou Technology, Inc.	278	4,533
DB HiTek Co. Ltd.	685	23,402
DB Insurance Co. Ltd.	842	48,999
Dentium Co. Ltd.(1)	103	9,407
DGB Financial Group, Inc.	4,894	29,216
DI Dong Il Corp.(1)	37	587
DL E&C Co. Ltd.	1,023	25,478
DL Holdings Co. Ltd.	161	7,161
Dong-A Socio Holdings Co. Ltd.	11	797
DongKook Pharmaceutical Co. Ltd.	217	2,643
Dongwha Enterprise Co. Ltd.(1)	50	2,142
Dongwon Development Co. Ltd.	33	80
Doosan Bobcat, Inc.	584	16,719
Doosan Co. Ltd.	6	457
Doosan Enerbility Co. Ltd.(1)	1,183	14,521
Doosan Fuel Cell Co. Ltd.(1)	117	3,036
DoubleUGames Co. Ltd.	227	7,935
Douzone Bizon Co. Ltd.	391	10,148
Dreamtech Co. Ltd.(1)	427	3,059
Duk San Neolux Co. Ltd.(1)	113	3,780
Echo Marketing, Inc.	508	5,024
Ecopro BM Co. Ltd.	70	8,791
34

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
E-MART, Inc.	295	$24,954
Eo Technics Co. Ltd.(1)	28	1,616
Eugene Technology Co. Ltd.	90	1,801
F&F Co. Ltd. / New	46	4,820
Fila Holdings Corp.	386	11,372
Genexine, Inc.(1)	113	1,232
GOLFZON Co. Ltd.(1)	86	9,315
Gradiant Corp.	21	238
Green Cross Corp.	28	2,533
GS Engineering & Construction Corp.	531	8,914
GS Retail Co. Ltd.	1,212	26,412
Hana Financial Group, Inc.	4,944	169,566
Hana Micron, Inc.	343	2,847
Handsome Co. Ltd.	153	2,972
Hanjin Transportation Co. Ltd.(1)	134	2,129
Hankook Tire & Technology Co. Ltd.	762	21,435
Hanmi Semiconductor Co. Ltd.	497	5,986
Hanon Systems	943	6,429
Hansae Co. Ltd.	451	5,679
Hansol Chemical Co. Ltd.	92	14,211
Hanssem Co. Ltd.	81	2,743
Hanwha Investment & Securities Co. Ltd.(1)	1,411	3,247
Hanwha Life Insurance Co. Ltd.(1)	12,413	27,892
Hanwha Solutions Corp.(1)	842	26,471
Hanwha Systems Co. Ltd.	520	4,855
HDC Hyundai Development Co-Engineering & Construction, E Shares(1)	453	3,544
Helixmith Co. Ltd.(1)	119	949
Hite Jinro Co. Ltd.(1)	358	6,463
HL Holdings Corp.	51	1,327
HL Mando Co. Ltd.	408	14,613
HMM Co. Ltd.(1)	4,010	68,222
Homecast Co. Ltd.(1)	823	2,633
Hotel Shilla Co. Ltd.	182	11,021
Hugel, Inc.(1)	52	5,062
Humasis Co. Ltd.(1)	741	8,285
Humax Co. Ltd.(1)	333	950
Humedix Co. Ltd.	72	1,485
Hwaseung Enterprise Co. Ltd.(1)	36	253
HYBE Co. Ltd.(1)	66	9,222
Hyosung Chemical Corp.(1)	3	331
Hyosung Corp.	86	4,363
Hyosung Heavy Industries Corp.(1)	83	4,455
Hyosung TNC Corp.	101	34,906
Hyundai Autoever Corp.	70	6,000
Hyundai Construction Equipment Co. Ltd.	251	10,409
HYUNDAI Corp.	79	954
Hyundai Department Store Co. Ltd.	271	11,115
Hyundai Doosan Infracore Co. Ltd.	2,501	16,126
Hyundai Electric & Energy System Co. Ltd.	295	9,364
Hyundai Elevator Co. Ltd.(1)	394	8,259
35

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hyundai Engineering & Construction Co. Ltd.	1,173	$32,235
Hyundai Futurenet Co. Ltd.	86	186
Hyundai Greenfood Co. Ltd.	776	4,252
Hyundai Heavy Industries Co. Ltd.	55	4,414
Hyundai Home Shopping Network Corp.	59	2,297
Hyundai Marine & Fire Insurance Co. Ltd.	1,366	36,348
Hyundai Mipo Dockyard Co. Ltd.	178	9,435
Hyundai Mobis Co. Ltd.	447	71,799
Hyundai Motor Co.	1,251	166,499
Hyundai Wia Corp.	207	8,734
Ilyang Pharmaceutical Co. Ltd.	202	2,829
iMarketKorea, Inc.	319	2,536
Industrial Bank of Korea	6,138	48,132
Innocean Worldwide, Inc.	195	6,272
Innox Advanced Materials Co. Ltd.	122	3,587
Insun ENT Co. Ltd.(1)	304	2,094
Interflex Co. Ltd.(1)	83	659
INTOPS Co. Ltd.	605	12,812
iNtRON Biotechnology, Inc.(1)	184	1,188
IS Dongseo Co. Ltd.(1)	431	14,301
i-SENS, Inc.	26	636
ISU Chemical Co. Ltd.(1)	381	7,008
JB Financial Group Co. Ltd.	3,585	25,033
Jin Air Co. Ltd.(1)	287	3,676
Jusung Engineering Co. Ltd.	342	3,026
JW Pharmaceutical Corp.	135	2,118
JYP Entertainment Corp.(1)	311	18,472
K Car Co. Ltd.	17	158
Kakao Corp.	506	23,819
Kakao Games Corp.(1)	78	2,887
KakaoBank Corp.(1)	411	8,267
KB Financial Group, Inc., ADR(2)	4,932	190,030
KC Co. Ltd.	71	1,082
KC Tech Co. Ltd.	77	1,034
KCC Corp.	31	5,739
KCC Glass Corp.	147	4,516
KEPCO Engineering & Construction Co., Inc.(1)	61	2,913
KH Vatec Co. Ltd.	267	2,933
Kia Corp.	2,300	130,709
KISCO Corp.	93	536
KIWOOM Securities Co. Ltd.(1)	427	33,276
Koh Young Technology, Inc.	681	8,609
Kolmar BNH Co. Ltd.(1)	112	2,286
Kolon Industries, Inc.	198	6,719
KONA I Co. Ltd.(1)	292	3,977
Korea Investment Holdings Co. Ltd.(1)	961	44,988
Korea Line Corp.(1)	4,856	8,568
Korea Petrochemical Ind Co. Ltd.(1)	91	11,951
Korea Real Estate Investment & Trust Co. Ltd.	1,631	1,604
Korea Shipbuilding & Offshore Engineering Co. Ltd.	440	27,008
Korea United Pharm, Inc.(1)	111	1,890
36

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Korean Air Lines Co. Ltd.	3,157	$54,246
Korean Reinsurance Co.	1,543	9,507
Krafton, Inc.(1)	148	18,956
KT Skylife Co. Ltd.	319	1,932
Kukjeon Pharmaceutical Co. Ltd.(1)	13	58
Kum Yang Co. Ltd.(1)	480	13,936
Kumho Petrochemical Co. Ltd.(1)	492	58,501
Kumho Tire Co., Inc.(1)	1,071	2,691
Kyung Dong Navien Co. Ltd.	65	1,852
L&F Co. Ltd.	64	12,664
LEENO Industrial, Inc.	110	13,480
LegoChem Biosciences, Inc.(1)	222	6,245
LF Corp.	203	2,661
LG Display Co. Ltd., ADR	9,585	55,785
LG Electronics, Inc.	1,332	111,723
LG Energy Solution Ltd.(1)	86	33,971
LG H&H Co. Ltd.	63	31,790
LG Innotek Co. Ltd.	184	38,448
LG Uplus Corp.	5,063	42,352
Lotte Chemical Corp.	170	22,888
Lotte Chilsung Beverage Co. Ltd.	85	10,751
Lotte Data Communication Co.	27	598
LOTTE Fine Chemical Co. Ltd.	549	24,076
LOTTE Himart Co. Ltd.	6	60
Lotte Rental Co. Ltd.	374	7,510
Lotte Shopping Co. Ltd.	183	12,028
LS Corp.	194	9,879
LS Electric Co. Ltd.	163	6,181
LVMC Holdings(1)	802	1,622
LX Hausys Ltd.	49	1,322
LX Holdings Corp.	2,166	13,959
LX Semicon Co. Ltd.	162	11,302
Maeil Dairies Co. Ltd.	36	1,344
Mcnex Co. Ltd.	268	5,604
Medytox, Inc.	73	12,045
MegaStudyEdu Co. Ltd.	113	5,900
Meritz Financial Group, Inc.	1,380	46,914
Meritz Securities Co. Ltd.	7,279	38,626
Mirae Asset Securities Co. Ltd.	4,651	25,113
NAVER Corp.	368	57,850
NCSoft Corp.	178	58,404
Neowiz(1)	125	4,419
NEPES Corp.(1)	403	5,368
Netmarble Corp.(1)	185	8,623
Nexen Tire Corp.(1)	499	2,828
NEXTIN, Inc.	149	6,764
NH Investment & Securities Co. Ltd.(1)	2,552	18,318
NHN Corp.(1)	109	2,384
NHN KCP Corp.	143	1,470
NICE Holdings Co. Ltd.(1)	243	2,514
NICE Information Service Co. Ltd.(1)	459	4,500
37

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
NongShim Co. Ltd.	39	$10,792
OCI Co. Ltd.	192	13,157
Ottogi Corp.(1)	21	6,988
Pan Ocean Co. Ltd.	7,593	36,278
Park Systems Corp.	42	4,340
Partron Co. Ltd.	1,043	6,366
Pearl Abyss Corp.(1)	43	1,454
PharmaResearch Co. Ltd.	43	2,414
PI Advanced Materials Co. Ltd.(1)	170	4,481
Pulmuone Co. Ltd.	21	170
RFHIC Corp.	31	525
S&S Tech Corp.	167	3,964
S-1 Corp.	166	7,077
Sam Young Electronics Co. Ltd.	51	365
Samsung Biologics Co. Ltd.(1)	52	30,380
Samsung C&T Corp.	472	39,263
Samsung Electro-Mechanics Co. Ltd.	562	61,104
Samsung Electronics Co. Ltd., GDR	1,049	1,200,492
Samsung Fire & Marine Insurance Co. Ltd.	640	103,799
Samsung Heavy Industries Co. Ltd.(1)	6,279	26,073
Samsung Life Insurance Co. Ltd.	794	40,890
Samsung Pharmaceutical Co. Ltd.(1)	37	75
Samsung SDI Co. Ltd.	266	139,750
Samsung SDS Co. Ltd.	233	22,036
Samsung Securities Co. Ltd.	692	17,513
Samwha Capacitor Co. Ltd.	47	1,591
Sangsangin Co. Ltd.	827	3,714
SBW Life Sciences Co. Ltd.(1)	436	233
SD Biosensor, Inc.	630	10,939
SeAH Steel Corp.	79	8,345
Sebang Global Battery Co. Ltd.	23	901
Seegene, Inc.	836	15,384
Seobu T&D	153	910
Seojin System Co. Ltd.(1)	300	3,856
SFA Engineering Corp.	163	4,423
SFA Semicon Co. Ltd.(1)	644	2,075
Shinhan Financial Group Co. Ltd., ADR(2)	6,059	177,347
Shinsegae International, Inc.	226	3,832
Shinsegae, Inc.	208	32,052
SK Bioscience Co. Ltd.(1)	159	8,366
SK Chemicals Co. Ltd.	123	7,274
SK Hynix, Inc.	4,235	286,222
SK IE Technology Co. Ltd.(1)	46	2,268
SK Networks Co. Ltd.	4,700	14,608
SK Securities Co. Ltd.(1)	4,323	2,504
SK Telecom Co. Ltd., ADR	376	7,155
SKC Co. Ltd.	112	8,284
SL Corp.(1)	159	3,276
SM Entertainment Co. Ltd.	184	17,700
SNT Dynamics Co. Ltd.	320	2,242
Soulbrain Co. Ltd.	49	8,646
38

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Soulbrain Holdings Co. Ltd.	5	$91
ST Pharm Co. Ltd.	36	2,131
STIC Investments, Inc.	42	193
Studio Dragon Corp.(1)	190	10,946
Sun Kwang Co. Ltd.	52	5,786
Sung Kwang Bend Co. Ltd.	273	2,722
Taewoong Co. Ltd.(1)	105	797
Taihan Electric Wire Co. Ltd.(1)	2,038	2,246
TES Co. Ltd.	133	1,862
TK Corp.	252	3,089
TKG Huchems Co. Ltd.	432	6,592
Tongyang Life Insurance Co. Ltd.(1)	1,401	4,627
Value Added Technology Co. Ltd.(1)	33	810
Vidente Co. Ltd.(1)	312	889
Webzen, Inc.	98	1,328
Wemade Co. Ltd.	121	4,866
WONIK IPS Co. Ltd.	79	1,853
Wonik QnC Corp.(1)	472	8,482
Woongjin Thinkbig Co. Ltd.	476	1,070
Woori Financial Group, Inc.	10,399	95,868
Woori Investment Bank Co. Ltd.	5,038	3,058
Woori Technology Investment Co. Ltd.(1)	1,267	4,545
YG Entertainment, Inc.	50	2,188
Youngone Corp.(1)	379	12,203
Youngone Holdings Co. Ltd.(1)	139	7,245
Yuhan Corp.	184	7,328
Zinus, Inc.	218	5,046
		5,838,111
Taiwan — 17.5%
Ability Enterprise Co. Ltd.	1,000	677
AcBel Polytech, Inc.	1,000	1,240
Accton Technology Corp.	1,000	9,158
Acer, Inc.	49,000	40,633
ACES Electronic Co. Ltd.	1,000	1,123
Acon Holding, Inc.(1)	5,000	1,988
Acter Group Corp. Ltd.	4,000	15,704
Advanced International Multitech Co. Ltd.	4,000	14,562
Advanced Wireless Semiconductor Co.	1,000	2,495
Advancetek Enterprise Co. Ltd.	1,000	1,037
Advantech Co. Ltd.	1,000	11,600
AGV Products Corp.	2,000	743
Allied Supreme Corp.	1,000	11,446
Alltek Technology Corp.	1,080	1,539
Alltop Technology Co. Ltd.	1,000	4,350
Altek Corp.	1,000	1,128
Amazing Microelectronic Corp.	1,040	4,392
Ampire Co. Ltd.	1,000	1,199
AmTRAN Technology Co. Ltd.	6,200	2,169
Anpec Electronics Corp.	1,000	4,680
Aopen, Inc.(1)	1,000	1,713
Apacer Technology, Inc.	1,000	1,556
39

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Apex International Co. Ltd.	1,000	$2,001
Arcadyan Technology Corp.	3,000	10,429
Ardentec Corp.	15,000	27,480
Argosy Research, Inc.	1,000	3,073
ASE Technology Holding Co. Ltd., ADR(2)	16,486	118,205
Asia Optical Co., Inc.	1,000	2,122
Asia Pacific Telecom Co. Ltd.(1)	10,000	2,036
Asia Polymer Corp.	9,000	8,534
Asia Vital Components Co. Ltd.	6,000	23,517
Asustek Computer, Inc.	2,000	18,115
AUO Corp.	111,600	67,914
AURAS Technology Co. Ltd.	1,000	5,241
Avermedia Technologies	1,000	776
Bafang Yunji International Co. Ltd.	1,000	8,233
Bank of Kaohsiung Co. Ltd.	2,060	846
Basso Industry Corp.	1,000	1,449
BenQ Materials Corp.	3,000	3,567
BenQ Medical Technology Corp.	1,000	2,082
Bioteque Corp.	1,000	3,781
Capital Securities Corp.	21,000	8,327
Career Technology MFG. Co. Ltd.(1)	10,000	7,864
Catcher Technology Co. Ltd.	11,000	66,473
Cathay Financial Holding Co. Ltd.	62,611	88,788
Center Laboratories, Inc.	2,000	3,099
Central Reinsurance Co. Ltd.	1,000	608
Chailease Holding Co. Ltd.	2,050	15,026
Chang Hwa Commercial Bank Ltd.	38,160	21,778
Chang Wah Electromaterials, Inc.	6,000	6,479
Chang Wah Technology Co. Ltd.	1,000	1,127
Charoen Pokphand Enterprise	1,100	2,900
CHC Healthcare Group	1,000	1,963
Cheng Loong Corp.	18,000	17,027
Cheng Mei Materials Technology Corp.(1)	8,000	3,262
Cheng Shin Rubber Industry Co. Ltd.	26,000	29,136
Cheng Uei Precision Industry Co. Ltd.	6,000	7,853
Chicony Electronics Co. Ltd.	12,000	36,045
Chicony Power Technology Co. Ltd.	1,000	2,575
China Bills Finance Corp.	11,000	5,596
China Chemical & Pharmaceutical Co. Ltd.	2,000	1,803
China Container Terminal Corp.	1,000	787
China General Plastics Corp.	3,000	2,813
China Man-Made Fiber Corp.(1)	4,000	1,138
China Motor Corp.	4,000	7,480
China Steel Chemical Corp.	1,000	3,708
China Wire & Cable Co. Ltd.	1,000	858
Chinese Maritime Transport Ltd.	2,000	2,804
Chin-Poon Industrial Co. Ltd.	13,000	12,541
Chipbond Technology Corp.	13,000	28,593
ChipMOS Technologies, Inc.	12,000	14,282
Chlitina Holding Ltd.	1,000	6,996
Chong Hong Construction Co. Ltd.	1,000	2,496
40

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Chroma ATE, Inc.	2,000	$12,043
Chung-Hsin Electric & Machinery Manufacturing Corp.	4,000	12,432
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	1,000	2,219
Chunghwa Precision Test Tech Co. Ltd.	1,000	19,168
Chunghwa Telecom Co. Ltd., ADR	935	34,978
Clevo Co.	1,000	1,016
CMC Magnetics Corp.(1)	17,400	4,569
Collins Co. Ltd.	1,000	604
Compal Electronics, Inc.	60,000	47,451
Compeq Manufacturing Co. Ltd.	22,000	32,781
Concord Securities Co. Ltd.	2,000	704
Continental Holdings Corp.	8,000	8,172
Coremax Corp.	2,000	6,638
Coretronic Corp.	5,000	10,535
Co-Tech Development Corp.	6,000	12,268
Creative Sensor, Inc.	6,000	5,575
CSBC Corp. Taiwan(1)	1,000	772
CTBC Financial Holding Co. Ltd.	138,000	102,456
CTCI Corp.	11,000	15,996
DA CIN Construction Co. Ltd.	1,000	1,038
Darfon Electronics Corp.	6,000	8,102
Darwin Precisions Corp.(1)	1,000	344
Delpha Construction Co. Ltd.(1)	1,000	576
Delta Electronics, Inc.	4,000	37,423
Depo Auto Parts Ind Co. Ltd.	2,000	5,714
Dimerco Express Corp.	2,000	5,145
D-Link Corp.(1)	3,000	1,692
Dynamic Holding Co. Ltd.	3,000	1,746
E Ink Holdings, Inc.	1,000	6,328
E.Sun Financial Holding Co. Ltd.	36,741	29,985
Eclat Textile Co. Ltd.	1,000	15,720
Elan Microelectronics Corp.	4,000	14,160
Elite Advanced Laser Corp.	2,000	2,665
Elite Material Co. Ltd.	4,000	24,919
Elitegroup Computer Systems Co. Ltd.(1)	11,000	7,741
eMemory Technology, Inc.	1,000	60,099
Emerging Display Technologies Corp.	1,000	733
Eternal Materials Co. Ltd.	11,850	12,492
Etron Technology, Inc.	1,049	1,613
Eva Airways Corp.	29,000	26,858
Evergreen International Storage & Transport Corp.	6,000	5,486
Evergreen Marine Corp. Taiwan Ltd.	5,800	29,639
EVERGREEN Steel Corp.	1,000	1,717
Everlight Chemical Industrial Corp.	2,000	1,227
Everlight Electronics Co. Ltd.	7,000	8,811
Excelliance Mos Corp.	1,000	4,237
Excelsior Medical Co. Ltd.	1,050	2,676
Far Eastern International Bank	34,684	13,447
Far Eastern New Century Corp.	48,000	51,028
Far EasTone Telecommunications Co. Ltd.	13,000	29,334
Farglory F T Z Investment Holding Co. Ltd.	2,000	3,592
41

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Farglory Land Development Co. Ltd.	4,000	$7,730
Feedback Technology Corp.	1,000	2,979
Feng TAY Enterprise Co. Ltd.	1,000	6,024
First Financial Holding Co. Ltd.	33,400	29,269
First Steamship Co. Ltd.(1)	16,000	5,234
Fitipower Integrated Technology, Inc.	3,000	16,232
FLEXium Interconnect, Inc.(1)	8,000	25,736
Flytech Technology Co. Ltd.	1,000	2,376
FocalTech Systems Co. Ltd.	1,000	2,355
Forcecon Tech Co. Ltd.	3,000	6,138
Formosa Laboratories, Inc.	2,000	4,714
Formosan Union Chemical	1,000	796
Foxconn Technology Co. Ltd.	10,000	18,185
Franbo Lines Corp.	1,000	647
Froch Enterprise Co. Ltd.	4,000	3,065
Fubon Financial Holding Co. Ltd.	51,150	100,019
Fulltech Fiber Glass Corp.	8,029	3,325
Fusheng Precision Co. Ltd.	2,000	16,264
G Shank Enterprise Co. Ltd.	3,000	4,801
Gamania Digital Entertainment Co. Ltd.	3,000	7,909
Gemtek Technology Corp.	6,000	5,445
General Interface Solution Holding Ltd.	7,000	19,728
Genius Electronic Optical Co. Ltd.	2,000	25,289
Getac Holdings Corp.	7,000	11,255
Giant Manufacturing Co. Ltd.	1,000	6,653
Gigabyte Technology Co. Ltd.	10,000	38,723
Global Brands Manufacture Ltd.	6,000	5,870
Globalwafers Co. Ltd.	2,000	33,070
Gloria Material Technology Corp.	2,000	2,943
Gold Circuit Electronics Ltd.	1,800	5,423
Gordon Auto Body Parts	1,000	805
Gourmet Master Co. Ltd.	2,000	10,321
Grand Fortune Securities Co. Ltd.	2,200	773
Grand Pacific Petrochemical	14,000	9,102
Grand Process Technology Corp.	1,000	8,302
Grape King Bio Ltd.	2,000	11,880
Great Wall Enterprise Co. Ltd.	5,050	8,368
Greatek Electronics, Inc.	5,000	8,720
GTM Holdings Corp.	1,000	1,012
Hai Kwang Enterprise Corp.	1,000	746
Hannstar Board Corp.	11,000	12,421
HannStar Display Corp.(1)	50,000	20,883
HannsTouch Solution, Inc.	12,000	3,993
Highwealth Construction Corp.	3,100	4,310
Hiroca Holdings Ltd.	1,000	1,506
Hiwin Technologies Corp.	3,030	24,710
Ho Tung Chemical Corp.	4,000	1,169
Hocheng Corp.	8,000	5,000
Holtek Semiconductor, Inc.	3,000	7,254
Holy Stone Enterprise Co. Ltd.	1,000	3,139
Hon Hai Precision Industry Co. Ltd.	90,000	297,720
42

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Hong TAI Electric Industrial	1,000	$620
Horizon Securities Co. Ltd.	1,060	346
Hotai Finance Co. Ltd.	2,000	7,226
Hotai Motor Co. Ltd.	1,000	20,156
HTC Corp.(1)	1,000	2,130
Hua Nan Financial Holdings Co. Ltd.	27,578	20,611
Huaku Development Co. Ltd.	5,000	15,107
Huang Hsiang Construction Corp.	1,000	1,456
Hung Sheng Construction Ltd.	10,000	7,664
Ibase Technology, Inc.	1,000	2,729
IBF Financial Holdings Co. Ltd.	42,673	17,608
Ichia Technologies, Inc.	7,000	4,373
IEI Integration Corp.	3,000	8,011
Infortrend Technology, Inc.	6,000	3,738
Innodisk Corp.	2,000	14,686
Innolux Corp.	162,350	77,770
Inpaq Technology Co. Ltd.	1,000	1,870
Insyde Software Corp.	2,000	6,800
Integrated Service Technology, Inc.(1)	2,000	5,580
International CSRC Investment Holdings Co.	17,000	11,546
International Games System Co. Ltd.	2,000	32,952
Inventec Corp.	8,000	6,950
ITE Technology, Inc.	2,000	5,805
Jarllytec Co. Ltd.	1,000	2,218
Jinan Acetate Chemical Co. Ltd.	1,000	10,998
Kaimei Electronic Corp.	800	1,742
Kaori Heat Treatment Co. Ltd.	1,000	7,791
KEE TAI Properties Co. Ltd.	9,000	3,876
Kenda Rubber Industrial Co. Ltd.	2,000	2,032
Kenmec Mechanical Engineering Co. Ltd.(1)	5,000	4,528
Kerry TJ Logistics Co. Ltd.	1,000	1,249
Kindom Development Co. Ltd.	8,000	7,613
King Yuan Electronics Co. Ltd.	19,000	25,968
King's Town Bank Co. Ltd.	10,000	11,156
Kinik Co.	1,000	3,711
Kinpo Electronics	5,000	2,242
Kinsus Interconnect Technology Corp.	4,000	14,008
KMC Kuei Meng International, Inc.	1,000	4,943
KNH Enterprise Co. Ltd.	2,000	1,151
Ko Ja Cayman Co. Ltd.	1,000	1,648
KS Terminals, Inc.	4,000	9,392
Kwong Lung Enterprise Co. Ltd.	1,000	1,802
L&K Engineering Co. Ltd.	6,000	7,934
LandMark Optoelectronics Corp.	1,000	4,292
Largan Precision Co. Ltd.	1,000	71,890
Lealea Enterprise Co. Ltd.	8,000	2,779
LEE CHI Enterprises Co. Ltd.	1,000	674
Lien Hwa Industrial Holdings Corp.	2,050	3,655
Lingsen Precision Industries Ltd.	3,000	1,484
Lite-On Technology Corp.	16,000	36,408
Longchen Paper & Packaging Co. Ltd.	11,000	6,809
43

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Lotes Co. Ltd.	1,000	$28,091
Lung Yen Life Service Corp.	1,000	1,258
Macroblock, Inc.	1,000	3,762
Macronix International Co. Ltd.	37,000	41,431
Marketech International Corp.	3,000	12,386
Materials Analysis Technology, Inc.	1,000	5,923
MediaTek, Inc.	5,000	117,395
Mega Financial Holding Co. Ltd.	31,225	34,064
Mercuries Life Insurance Co. Ltd.(1)	26,000	4,579
Merry Electronics Co. Ltd.	1,000	2,783
Micro-Star International Co. Ltd.	14,000	62,455
Mitac Holdings Corp.	17,000	17,564
Mosel Vitelic, Inc.	2,000	2,704
MPI Corp.	3,000	12,071
Nan Ya Printed Circuit Board Corp.	2,000	15,160
Nantex Industry Co. Ltd.	1,000	1,420
Nanya Technology Corp.	20,000	38,070
Nien Hsing Textile Co. Ltd.	2,000	1,541
Nien Made Enterprise Co. Ltd.	1,000	10,647
Novatek Microelectronics Corp.	9,000	118,940
Nuvoton Technology Corp.	2,000	9,603
O-Bank Co. Ltd.	20,000	6,358
Oneness Biotech Co. Ltd.(1)	1,000	8,562
Optimax Technology Corp.(1)	8,000	4,987
Orient Semiconductor Electronics Ltd.	21,000	13,455
Oriental Union Chemical Corp.	3,000	1,855
O-TA Precision Industry Co. Ltd.	1,000	4,246
Pan Jit International, Inc.	2,000	4,357
Pan-International Industrial Corp.	1,000	1,262
Pegatron Corp.	24,000	53,174
Phison Electronics Corp.	3,000	34,160
Phoenix Silicon International Corp.	2,060	3,788
Pixart Imaging, Inc.	2,000	7,235
Pou Chen Corp.	15,000	16,436
Powerchip Semiconductor Manufacturing Corp.	27,000	29,371
Powertech Technology, Inc.	13,000	37,590
Poya International Co. Ltd.	1,000	19,337
President Chain Store Corp.	4,000	34,951
President Securities Corp.	3,000	1,690
Primax Electronics Ltd.	10,000	19,440
Prince Housing & Development Corp.	1,000	376
Promate Electronic Co. Ltd.	1,000	1,290
Qisda Corp.	4,000	3,927
Quanta Computer, Inc.	18,000	47,114
Quanta Storage, Inc.	3,000	4,788
Radiant Opto-Electronics Corp.	12,000	41,426
Raydium Semiconductor Corp.	1,000	13,403
Realtek Semiconductor Corp.	5,000	61,640
Rexon Industrial Corp. Ltd.	1,000	1,009
Ritek Corp.(1)	1,000	282
Rodex Fasteners Corp.	1,000	1,893
44

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Roo Hsing Co. Ltd.(1)	1,000	$96
Ruentex Development Co. Ltd.	4,500	6,519
Ruentex Industries Ltd.	1,000	2,207
Sanyang Motor Co. Ltd.	10,000	13,037
Savior Lifetec Corp.(1)	5,000	3,350
Scientech Corp.	1,000	2,494
ScinoPharm Taiwan Ltd.	1,000	856
SDI Corp.	1,000	4,051
Senao Networks, Inc.	1,000	9,599
Sesoda Corp.	3,000	4,168
Shanghai Commercial & Savings Bank Ltd.	27,905	43,318
Sharehope Medicine Co. Ltd.	1,000	1,146
Sheng Yu Steel Co. Ltd.	1,000	842
Shih Wei Navigation Co. Ltd.	2,000	1,873
Shin Foong Specialty & Applied Materials Co. Ltd.	1,000	2,089
Shin Kong Financial Holding Co. Ltd.	179,000	51,967
Shin Zu Shing Co. Ltd.	4,000	11,658
Shinkong Insurance Co. Ltd.	4,000	6,613
Shinkong Synthetic Fibers Corp.	25,000	14,891
Sigurd Microelectronics Corp.	2,000	3,494
Silicon Integrated Systems Corp.	9,400	5,658
Simplo Technology Co. Ltd.	4,000	38,641
Sinbon Electronics Co. Ltd.	1,000	9,735
Sinkang Industries Co. Ltd.	1,000	676
Sino-American Silicon Products, Inc.	9,000	46,443
Sinon Corp.	2,000	2,597
SinoPac Financial Holdings Co. Ltd.	93,410	52,294
Sinphar Pharmaceutical Co. Ltd.(1)	1,000	1,025
Sitronix Technology Corp.	1,000	7,446
Siward Crystal Technology Co. Ltd.	3,000	3,793
Solar Applied Materials Technology Corp.	1,000	1,210
Solomon Technology Corp.	2,000	1,746
Sonix Technology Co. Ltd.	1,000	1,793
Sporton International, Inc.	1,000	8,694
Sports Gear Co. Ltd.	1,000	2,365
St Shine Optical Co. Ltd.	1,000	8,534
Standard Foods Corp.	2,000	2,742
Stark Technology, Inc.	1,000	3,060
Sun Race Sturmey-Archer, Inc.	1,000	1,392
Sunonwealth Electric Machine Industry Co. Ltd.	1,000	1,415
Sunrex Technology Corp.	2,000	2,565
Supreme Electronics Co. Ltd.	1,000	1,264
Symtek Automation Asia Co. Ltd.	2,000	6,435
Synnex Technology International Corp.	4,000	8,162
Systex Corp.	1,000	2,462
T3EX Global Holdings Corp.	1,000	2,264
TAI Roun Products Co. Ltd.	1,000	524
Taichung Commercial Bank Co. Ltd.	57,170	25,779
TaiDoc Technology Corp.	2,000	12,419
Taigen Biopharmaceuticals Holdings Ltd.(1)	2,000	1,012
Tainan Spinning Co. Ltd.	7,000	4,076
45

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Tai-Saw Technology Co. Ltd.	1,000	$944
Taishin Financial Holding Co. Ltd.	126,980	68,195
Taisun Enterprise Co. Ltd.	1,000	987
Taita Chemical Co. Ltd.	1,050	794
Taiwan Business Bank	98,221	46,126
Taiwan Cogeneration Corp.	1,000	1,205
Taiwan Cooperative Financial Holding Co. Ltd.	32,540	28,306
Taiwan Glass Industry Corp.	23,000	17,585
Taiwan High Speed Rail Corp.	7,000	6,731
Taiwan Hon Chuan Enterprise Co. Ltd.	7,000	22,111
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	1,000	1,519
Taiwan Mobile Co. Ltd.	3,000	9,504
Taiwan Navigation Co. Ltd.	4,000	3,912
Taiwan Paiho Ltd.	6,000	12,167
Taiwan PCB Techvest Co. Ltd.	6,000	7,608
Taiwan Secom Co. Ltd.	1,000	3,302
Taiwan Semiconductor Co. Ltd.	1,000	3,052
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	19,425	1,691,335
Taiwan Steel Union Co. Ltd.	1,000	3,432
Taiwan Styrene Monomer	1,000	462
Taiwan Surface Mounting Technology Corp.	7,000	20,283
Taiwan TEA Corp.(1)	9,000	6,458
Taiwan Union Technology Corp.	6,000	11,517
Taiwan-Asia Semiconductor Corp.	1,000	1,225
Tatung Co. Ltd.(1)	17,000	18,649
Teco Electric & Machinery Co. Ltd.	28,000	28,094
Tex-Ray Industrial Co. Ltd.(1)	1,000	378
Thinking Electronic Industrial Co. Ltd.	1,000	4,627
Thye Ming Industrial Co. Ltd.	1,000	1,296
Ton Yi Industrial Corp.	17,000	9,755
Tong Hsing Electronic Industries Ltd.	900	6,439
Tong Yang Industry Co. Ltd.	7,000	9,998
Topco Scientific Co. Ltd.	3,000	17,738
TPK Holding Co. Ltd.	6,000	6,706
Transcend Information, Inc.	1,000	2,298
Tripod Technology Corp.	7,000	23,974
TSRC Corp.	13,000	12,349
TTY Biopharm Co. Ltd.	1,000	2,567
Tung Ho Steel Enterprise Corp.	3,000	5,847
Tung Thih Electronic Co. Ltd.	1,000	4,994
TXC Corp.	6,000	16,903
TYC Brother Industrial Co. Ltd.	2,000	1,860
Tycoons Group Enterprise(1)	1,000	289
Tyntek Corp.	1,000	584
TZE Shin International Co. Ltd.	1,100	542
Unimicron Technology Corp.	16,000	66,083
Union Bank of Taiwan	29,796	15,805
Uni-President Enterprises Corp.	33,000	72,849
Unitech Printed Circuit Board Corp.(1)	3,000	1,833
United Microelectronics Corp.(1)	119,000	193,816
United Orthopedic Corp.(1)	3,000	4,789
46

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
United Renewable Energy Co. Ltd.(1)	3,000	$2,034
Unizyx Holding Corp.	6,898	8,747
UPC Technology Corp.	4,000	2,032
USI Corp.	15,000	12,332
Utechzone Co. Ltd.	1,000	2,963
Vanguard International Semiconductor Corp.	16,000	48,204
Ventec International Group Co. Ltd.	2,000	5,330
Voltronic Power Technology Corp.	1,000	52,214
Wafer Works Corp.	1,000	1,460
Wah Lee Industrial Corp.	1,000	2,870
Walsin Lihwa Corp.	32,419	59,710
Walsin Technology Corp.	5,000	16,311
Walton Advanced Engineering, Inc.	1,000	417
Wan Hai Lines Ltd.	4,150	10,740
We & Win Development Co. Ltd.	1,000	237
Wei Chuan Foods Corp.	2,000	1,352
Weikeng Industrial Co. Ltd.	1,000	911
Win Semiconductors Corp.	1,000	5,489
Winbond Electronics Corp.	46,000	34,438
Winstek Semiconductor Co. Ltd.	2,000	3,308
Wisdom Marine Lines Co. Ltd.	4,000	8,860
Wistron Corp.	16,000	17,336
Wistron Information Technology & Services Corp.	2,000	6,931
Wistron NeWeb Corp.	1,000	2,754
Wiwynn Corp.	2,000	62,715
Wowprime Corp.(1)	2,000	18,242
WPG Holdings Ltd.	7,000	11,315
WT Microelectronics Co. Ltd.	4,000	8,496
XinTec, Inc.	1,000	3,356
Yageo Corp.	795	13,933
Yang Ming Marine Transport Corp.	13,000	27,362
Yankey Engineering Co. Ltd.	1,000	9,324
Yem Chio Co. Ltd.	2,000	964
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,239
YFY, Inc.	24,000	21,288
Youngtek Electronics Corp.	1,000	2,072
Yuanta Financial Holding Co. Ltd.	100,990	75,091
Yulon Finance Corp.	2,252	12,493
Yulon Motor Co. Ltd.	12,000	31,859
Zhen Ding Technology Holding Ltd.	15,000	54,910
		7,629,679
Thailand — 2.6%
AAPICO Hitech PCL, NVDR	7,100	5,823
Advanced Info Service PCL, NVDR	7,800	44,571
Advanced Information Technology PCL, NVDR	32,600	5,578
AEON Thana Sinsap Thailand PCL, NVDR	1,900	10,857
Airports of Thailand PCL, NVDR(1)	8,200	16,875
AJ Plast PCL, NVDR	1,000	306
Amanah Leasing PCL, NVDR	7,600	868
Amata Corp. PCL, NVDR	24,200	13,621
Ananda Development PCL, NVDR(1)	71,300	2,803
47

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
AP Thailand PCL, NVDR	42,000	$14,730
Aqua Corp. PCL, NVDR(1)	16,200	321
Asia Plus Group Holdings PCL, NVDR	8,200	705
Asian Sea Corp. PCL, NVDR	7,900	2,973
Asset World Corp. PCL, NVDR	35,300	5,890
Bangkok Airways PCL, NVDR(1)	7,000	2,593
Bangkok Aviation Fuel Services PCL, NVDR(1)	2,700	2,464
Bangkok Chain Hospital PCL, NVDR	33,600	18,912
Bangkok Dusit Medical Services PCL, NVDR	64,100	50,773
Bangkok Life Assurance PCL, NVDR	5,800	5,211
BCPG PCL, NVDR	40,600	11,082
BEC World PCL, NVDR	14,700	4,076
Berli Jucker PCL, NVDR	2,500	2,722
Better World Green PCL, NVDR(1)	77,000	2,091
BTS Group Holdings PCL, NVDR	65,600	14,938
Bumrungrad Hospital PCL, NVDR	6,100	36,411
Buriram Sugar PCL, NVDR	9,500	1,866
Carabao Group PCL, NVDR	2,000	5,716
Central Pattana PCL, NVDR	16,200	32,186
Central Plaza Hotel PCL, NVDR(1)	7,900	12,626
Central Retail Corp. PCL, NVDR	15,200	19,233
CH Karnchang PCL, NVDR	18,700	11,269
Charoen Pokphand Foods PCL, NVDR	25,500	16,016
Chularat Hospital PCL, NVDR	110,300	11,674
Com7 PCL, NVDR	4,800	4,140
Country Group Holdings PCL, NVDR(1)	22,400	570
CP ALL PCL, NVDR	17,900	31,395
Delta Electronics Thailand PCL, NVDR	1,400	36,095
Dhipaya Group Holdings PCL, NVDR	3,300	4,410
Ditto Thailand PCL, NVDR	1,900	2,445
Dohome PCL, NVDR	1,000	424
Dynasty Ceramic PCL, NVDR	142,200	9,092
Eastern Polymer Group PCL, NVDR	15,300	3,614
Eastern Water Resources Development & Management PCL, NVDR	1,100	159
Ekachai Medical Care PCL, NVDR	21,260	5,022
Forth Corp. PCL, NVDR	1,200	1,239
G J Steel PCL, NVDR(1)	162,600	1,423
GFPT PCL, NVDR	8,300	2,865
Gunkul Engineering PCL, NVDR	98,900	11,689
Hana Microelectronics PCL, NVDR	10,800	17,632
Home Product Center PCL, NVDR	54,900	21,735
Humanica PCL, NVDR	1,200	414
Indorama Ventures PCL, NVDR	13,800	14,342
Interlink Communication PCL, NVDR	4,800	1,052
Intouch Holdings PCL, NVDR	7,200	14,410
IT City PCL, NVDR(1)	2,400	323
Jasmine International PCL, NVDR(1)	52,000	3,266
Jay Mart PCL, NVDR	1,300	1,038
JMT Network Services PCL, NVDR	3,100	4,077
Karmarts PCL, NVDR	20,900	4,433
Kasikornbank PCL, NVDR	4,400	17,052
48

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
KCE Electronics PCL, NVDR	5,700	$7,495
KGI Securities Thailand PCL, NVDR	14,600	2,106
Kiatnakin Phatra Bank PCL, NVDR	4,800	9,062
Krung Thai Bank PCL, NVDR	45,800	22,417
Krungthai Card PCL, NVDR	9,400	15,620
Land & Houses PCL, NVDR	157,200	43,587
Lanna Resources PCL, NVDR	8,300	3,638
LPN Development PCL, NVDR	3,300	403
Master Ad PCL, NVDR(1)	20,200	320
MBK PCL, NVDR	19,700	9,311
MCS Steel PCL, NVDR	7,000	1,940
Mega Lifesciences PCL, NVDR	6,500	8,459
MFEC PCL, NVDR	1,400	313
Minor International PCL, NVDR(1)	32,100	30,410
MK Restaurants Group PCL, NVDR	4,300	6,752
Mono Next PCL, NVDR(1)	20,200	909
Muangthai Capital PCL, NVDR	7,600	7,521
Northeast Rubber PCL, NVDR	11,000	1,914
Nusasiri PCL, NVDR(1)	11,200	320
Origin Property PCL, NVDR	9,200	3,097
Osotspa PCL, NVDR	14,500	13,228
Plan B Media PCL, NVDR	55,700	15,435
Polyplex Thailand PCL, NVDR	4,200	2,293
POSCO-Thainox PCL, NVDR	10,000	257
Praram 9 Hospital PCL, NVDR	13,400	7,924
Property Perfect PCL, NVDR	21,540	256
Pruksa Holding PCL, NVDR	21,100	8,059
Quality Houses PCL, NVDR	174,800	11,869
Rabbit Holdings PLC, NVDR(1)	132,700	4,129
Rajthanee Hospital PCL, NVDR	4,200	3,476
Ramkhamhaeng Hospital PCL, NVDR	4,800	7,604
Ratchthani Leasing PCL, NVDR	42,400	4,749
Regional Container Lines PCL, NVDR	12,800	11,313
RS PCL, NVDR	3,200	1,394
S Hotels & Resorts PCL, NVDR(1)	16,800	2,177
S Kijchai Enterprise PCL, R Shares, NVDR	7,700	1,175
Sabina PCL, NVDR	4,100	2,875
Sansiri PCL, NVDR	241,200	13,032
Sappe PCL, NVDR	2,700	3,953
SC Asset Corp. PCL, NVDR	30,400	3,990
SCB X PCL, NVDR	2,100	6,178
SCGJWD Logistics PCL, NVDR	11,500	6,179
Sena Development PCL, NVDR	1,400	147
Sermsang Power Corp. Co. Ltd., NVDR	24,670	6,740
Siam Global House PCL, NVDR	21,770	11,387
SISB PCL, NVDR	6,500	4,595
SNC Former PCL, NVDR	3,600	1,466
Somboon Advance Technology PCL, NVDR	7,800	4,546
Sri Trang Agro-Industry PCL, NVDR	28,800	20,566
Srisawad Corp. PCL, NVDR	10,700	16,337
Srithai Superware PCL, NVDR	61,000	2,622
49

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
STARK Corp. PCL, NVDR(1)	1,400	$94
Stars Microelectronics Thailand PCL, NVDR	34,000	4,809
STP & I PCL, NVDR(1)	18,100	2,324
Supalai PCL, NVDR	42,700	27,542
Super Energy Corp. PCL, NVDR	348,300	5,712
Susco PCL, NVDR	29,500	3,201
Taokaenoi Food & Marketing PCL, Class R, NVDR	17,000	5,002
Tata Steel Thailand PCL, NVDR	4,400	136
TEAM Consulting Engineering & Management PCL, NVDR	13,200	4,033
Thai Union Group PCL, NVDR	18,200	8,187
Thai Vegetable Oil PCL, NVDR	9,940	7,875
Thai Wah PCL, NVDR	12,100	1,705
Thaicom PCL, NVDR	28,500	12,654
Thaire Life Assurance PCL, NVDR	1,400	190
Thanachart Capital PCL, NVDR	4,600	5,563
Thonburi Healthcare Group PCL, NVDR	10,200	20,129
Thoresen Thai Agencies PCL, NVDR	32,200	7,150
Tisco Financial Group PCL, NVDR	3,500	10,199
TKS Technologies PCL, NVDR	5,000	1,838
TOA Paint Thailand PCL, NVDR	5,800	5,333
TQM Alpha PCL, NVDR	3,100	3,375
Triple i Logistics PCL, NVDR	4,300	1,630
TTW PCL, NVDR	5,900	1,561
VGI PCL, NVDR	8,800	1,085
WHA Corp. PCL, NVDR	76,300	8,504
Workpoint Entertainment PCL, NVDR	200	100
Xspring Capital PCL, NVDR(1)	13,100	467
		1,128,079
Turkey — 0.9%
Akbank TAS	35,462	32,791
Aksigorta AS(1)	4,833	724
Alarko Holding AS	1,355	5,654
Albaraka Turk Katilim Bankasi AS(1)	17,501	2,666
Alkim Alkali Kimya AS	967	1,614
Anadolu Anonim Turk Sigorta Sirketi(1)	6,197	5,546
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,582	4,660
Aselsan Elektronik Sanayi Ve Ticaret AS	3,121	9,111
Baticim Bati Anadolu Cimento Sanayii AS(1)	1,420	2,641
Bera Holding AS	13,838	8,668
BIM Birlesik Magazalar AS	2,901	20,923
Bogazici Beton Sanayi Ve Ticaret AS	409	335
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	326	1,014
Bursa Cimento Fabrikasi AS(1)	3,685	1,424
Cemas Dokum Sanayi AS(1)	34,179	3,389
Cimsa Cimento Sanayi VE Ticaret AS	1,324	8,723
Coca-Cola Icecek AS	260	2,630
Dogus Otomotiv Servis ve Ticaret AS	388	3,471
EGE Gubre Sanayii AS(1)	128	530
EGE Seramik Sanayi ve Ticaret AS	253	505
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	1,783	2,623
50

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Enerjisa Enerji AS	1,566	$2,666
Esenboga Elektrik Uretim AS	367	1,267
Europap Tezol Kagit Sanayi VE Ticaret AS	593	677
Fenerbahce Futbol AS(1)	50	141
Galata Wind Enerji AS	1,851	1,840
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	172	1,299
Goodyear Lastikleri TAS(1)	1,003	918
Gozde Girisim Sermayesi Yatirim Ortakligi AS(1)	1,836	1,652
GSD Holding AS	14,909	2,413
Hektas Ticaret TAS(1)	3,143	5,902
Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	4,090	3,683
Is Finansal Kiralama AS(1)	6,473	1,956
Is Yatirim Menkul Degerler AS	304	804
Izmir Demir Celik Sanayi AS(1)	1,060	347
Jantsa Jant Sanayi Ve Ticaret AS	109	619
Karsan Otomotiv Sanayii Ve Ticaret AS(1)	1,124	504
Kartonsan Karton Sanayi ve Ticaret AS	202	869
Konya Kagit Sanayi VE Ticaret AS	497	1,136
Kordsa Teknik Tekstil AS	238	1,032
LDR Turizm AS	886	5,122
Logo Yazilim Sanayi Ve Ticaret AS	342	982
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	1,104	6,114
Migros Ticaret AS(1)	1,707	13,069
MLP Saglik Hizmetleri AS(1)	2,050	8,400
Naturel Yenilenebilir Enerji Ticaret AS	188	1,370
Netas Telekomunikasyon AS(1)	514	794
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	25,029	9,967
Otokar Otomotiv Ve Savunma Sanayi AS	58	2,920
Parsan Makina Parcalari Sanayii AS(1)	78	232
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	501	1,038
Petkim Petrokimya Holding AS(1)	10,893	9,699
Polisan Holding AS	2,543	1,325
Qua Granite Hayal(1)	830	3,281
Reysas Tasimacilik ve Lojistik Ticaret AS(1)	5,438	7,212
Sasa Polyester Sanayi AS(1)	1,383	8,030
Sekerbank Turk AS(1)	17,495	2,238
Sok Marketler Ticaret AS(1)	6,153	8,326
TAV Havalimanlari Holding AS(1)	2,417	9,589
Tekfen Holding AS	2,015	3,840
Teknosa Ic Ve Dis Ticaret AS(1)	3,423	3,379
Tofas Turk Otomobil Fabrikasi AS	615	5,578
Trabzonspor Sportif Yatirim ve Futbol Isletmeciligi TAS(1)	568	110
Tukas Gida Sanayi ve Ticaret AS(1)	2,039	2,035
Turcas Petrol AS(1)	873	833
Turk Traktor ve Ziraat Makineleri AS	65	1,945
Turkcell Iletisim Hizmetleri AS, ADR(2)	4,288	17,924
Turkiye Halk Bankasi AS(1)	9,027	5,494
Turkiye Is Bankasi AS, C Shares	30,010	18,010
Turkiye Sinai Kalkinma Bankasi AS(1)	43,744	9,174
Turkiye Vakiflar Bankasi TAO, D Shares(1)	25,325	12,931
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	5,569	16,697
51

Avantis Responsible Emerging Markets Equity ETF
	Shares	Value
Vestel Beyaz Esya Sanayi ve Ticaret AS	1,288	$841
Vestel Elektronik Sanayi ve Ticaret AS(1)	1,641	4,860
Yapi ve Kredi Bankasi AS	40,054	21,227
Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	1,268	2,409
Zorlu Enerji Elektrik Uretim AS(1)	8,308	2,276
		378,638
TOTAL COMMON STOCKS (Cost $42,392,367)		43,437,550
RIGHTS†
India†
Share India Securities Ltd.(1) (Cost $—)	11	872
WARRANTS†
Malaysia†
Eco World Development Group Bhd(1)	360	8
Thailand†
Buriram Sugar PCL, Class 1(1)	1,900	31
Buriram Sugar PCL, NVDR(1)	950	19
Master Ad PCL(1)	2,625	1
		51
TOTAL WARRANTS (Cost $—)		59
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	46,334	46,334
State Street Navigator Securities Lending Government Money Market Portfolio(3)	212,450	212,450
TOTAL SHORT-TERM INVESTMENTS (Cost $258,784)		258,784
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $42,651,151)		43,697,265
OTHER ASSETS AND LIABILITIES — (0.3)%		(109,755)
TOTAL NET ASSETS — 100.0%		$43,587,510

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	24.7%
Information Technology	22.0%
Consumer Discretionary	14.7%
Communication Services	8.7%
Industrials	8.1%
Consumer Staples	6.9%
Health Care	5.4%
Materials	4.3%
Real Estate	3.1%
Utilities	1.8%
Energy	—*
Short-Term Investments	0.6%
Other Assets and Liabilities	(0.3)%
*Category is less than 0.05% of total net assets.
52

Avantis Responsible Emerging Markets Equity ETF

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $379,462. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $398,916, which includes securities collateral of $186,466.

See Notes to Financial Statements.
53

FEBRUARY 28, 2023 (UNAUDITED)

Avantis Responsible International Equity ETF
	Shares	Value
COMMON STOCKS — 99.7%
Australia — 7.2%
88 Energy Ltd.(1)	20,921	$153
Accent Group Ltd.	8,997	13,394
Adairs Ltd.	2,004	3,160
Aeris Resources Ltd.(1)	3,720	1,438
ALS Ltd.	2,238	19,042
Altium Ltd.	1,030	27,031
AMP Ltd.(1)	32,323	22,437
Ansell Ltd.	639	11,636
ANZ Group Holdings Ltd.	15,847	262,133
Arafura Rare Earths Ltd.(1)	6,899	2,765
ARB Corp. Ltd.	532	11,396
ASX Ltd.	663	30,283
Atlas Arteria Ltd.	5,580	25,640
Aurizon Holdings Ltd.	26,710	59,353
Australian Clinical Labs Ltd.	1,842	4,465
Australian Ethical Investment Ltd.	945	2,188
Australian Finance Group Ltd.	2,478	2,619
Baby Bunting Group Ltd.	1,412	1,884
Bank of Queensland Ltd.	7,608	36,048
Bapcor Ltd.	1,342	6,023
Bega Cheese Ltd.	3,958	9,269
Bendigo & Adelaide Bank Ltd.	6,628	43,500
Brambles Ltd.	15,998	138,234
Bravura Solutions Ltd.	2,599	1,487
Brickworks Ltd.	706	11,702
carsales.com Ltd.	1,663	25,299
Cedar Woods Properties Ltd.	519	1,489
Challenger Ltd.	7,223	36,242
Cleanaway Waste Management Ltd.	7,411	13,216
Clinuvel Pharmaceuticals Ltd.(2)	712	9,112
Cochlear Ltd.	266	39,667
Codan Ltd.	468	1,758
Coles Group Ltd.	8,864	108,261
Commonwealth Bank of Australia	5,345	361,102
Computershare Ltd.	1,837	30,555
Credit Corp. Group Ltd.	725	9,864
CSL Ltd.	1,112	221,251
CSR Ltd.	9,552	32,591
DDH1 Ltd.	2,756	1,665
Deterra Royalties Ltd.	4,211	12,611
Domino's Pizza Enterprises Ltd.	223	7,469
Eagers Automotive Ltd.	2,251	20,651
Eclipx Group Ltd.(1)	4,293	6,290
Emeco Holdings Ltd.	8,172	4,003
Endeavour Group Ltd.	7,305	33,518
Evolution Mining Ltd.	43,931	80,423
EVT Ltd.	1,886	16,547
Firefinch Ltd.(1)	1,565	211
54

Avantis Responsible International Equity ETF
	Shares	Value
Fortescue Metals Group Ltd.	15,248	$218,503
G8 Education Ltd.	1,542	1,264
Gold Road Resources Ltd.	17,106	16,924
GWA Group Ltd.	1,545	1,822
Hansen Technologies Ltd.	1,169	3,652
Harvey Norman Holdings Ltd.	9,891	25,555
Hastings Technology Metals Ltd.(1)	1,360	2,254
Hawsons Iron Ltd.(1)	5,264	254
Healius Ltd.	1,201	2,217
Helia Group Ltd.	7,501	17,367
Humm Group Ltd.(2)	4,500	1,527
IDP Education Ltd.	1,194	22,962
IGO Ltd.	9,411	82,728
Imdex Ltd.	7,736	12,203
Infomedia Ltd.	5,310	4,993
Insignia Financial Ltd.	2,371	5,212
Insurance Australia Group Ltd.	3,192	9,963
Integral Diagnostics Ltd.	439	811
InvoCare Ltd.	687	4,374
IPH Ltd.	690	3,746
IRESS Ltd.	689	4,297
James Hardie Industries PLC	1,310	27,293
JB Hi-Fi Ltd.(2)	1,985	55,716
Judo Capital Holdings Ltd.(1)	4,673	4,494
Kelsian Group Ltd.	806	3,539
Lendlease Corp. Ltd.	4,352	22,287
Leo Lithium Ltd.(1)	18,867	6,628
Lifestyle Communities Ltd.	908	10,333
Link Administration Holdings Ltd.	719	1,106
Lovisa Holdings Ltd.(2)	705	11,383
Macquarie Group Ltd.	449	57,015
Magellan Financial Group Ltd.	2,236	12,818
Mayne Pharma Group Ltd.(1)	899	2,005
McMillan Shakespeare Ltd.	1,513	14,553
Medibank Pvt Ltd.	34,718	77,819
Melbana Energy Ltd.(1)(2)	17,090	897
Mesoblast Ltd.(1)	4,402	2,893
Mineral Resources Ltd.	988	54,566
Myer Holdings Ltd.	17,354	10,829
National Australia Bank Ltd.	15,527	312,532
Neometals Ltd.(1)	907	539
Netwealth Group Ltd.	1,082	9,760
Newcrest Mining Ltd. (Sydney)	2,273	34,797
NEXTDC Ltd.(1)	1,600	11,009
nib holdings Ltd.	7,994	40,760
Nick Scali Ltd.	1,169	7,697
Nine Entertainment Co. Holdings Ltd.	14,287	18,585
Nuix Ltd.(1)	1,721	1,522
OFX Group Ltd.(1)	4,101	5,300
Omni Bridgeway Ltd.(1)	3,173	6,464
oOh!media Ltd.	6,010	6,408
55

Avantis Responsible International Equity ETF
	Shares	Value
Orora Ltd.	11,159	$26,422
OZ Minerals Ltd.	5,935	111,582
Pantoro Ltd.(1)	817	32
Pepper Money Ltd.	1,245	1,212
Perpetual Ltd.	1,317	21,548
PEXA Group Ltd.(1)	268	2,132
Platinum Asset Management Ltd.	10,728	13,532
Praemium Ltd.	3,649	2,007
Premier Investments Ltd.	2,133	39,040
Pro Medicus Ltd.	323	13,204
PWR Holdings Ltd.	675	4,582
QBE Insurance Group Ltd.	4,975	50,328
Qube Holdings Ltd.	6,846	14,778
Ramsay Health Care Ltd.	238	10,790
REA Group Ltd.	288	23,715
Reece Ltd.(2)	200	2,215
Reliance Worldwide Corp. Ltd.	1,113	2,680
Renascor Resources Ltd.(1)	513	74
Ridley Corp. Ltd.	4,416	6,528
Sandfire Resources Ltd.	5,330	20,987
SEEK Ltd.	1,319	21,371
Seven Group Holdings Ltd.	322	5,286
Seven West Media Ltd.(1)	15,109	4,212
Sigma Healthcare Ltd.	6,909	3,158
Silver Mines Ltd.(1)	3,687	347
Sims Ltd.	3,473	37,095
SmartGroup Corp. Ltd.	457	1,958
Solvar Ltd.	866	1,163
Sonic Healthcare Ltd.	4,108	88,869
Southern Cross Media Group Ltd.(2)	2,817	2,005
Steadfast Group Ltd.	4,458	17,450
Strandline Resources Ltd.(1)	2,748	726
Suncorp Group Ltd.	7,091	61,167
Super Retail Group Ltd.	4,176	36,321
Technology One Ltd.	2,522	25,180
Telstra Group Ltd.	29,873	83,465
Temple & Webster Group Ltd.(1)	153	354
Transurban Group	3,780	35,969
Treasury Wine Estates Ltd.	3,341	31,424
United Malt Group Ltd.	2,969	7,113
Ventia Services Group Pty Ltd.	1,225	1,959
Vulcan Steel Ltd.	676	3,800
Webjet Ltd.(1)	2,895	13,343
Wesfarmers Ltd.	4,858	157,263
Westpac Banking Corp.	12,987	196,382
WiseTech Global Ltd.	499	21,087
Woolworths Group Ltd.	5,262	130,504
Xero Ltd.(1)	290	15,104
		4,466,713
Austria — 0.3%
ANDRITZ AG	205	12,650
56

Avantis Responsible International Equity ETF
	Shares	Value
AT&S Austria Technologie & Systemtechnik AG	251	$8,281
BAWAG Group AG(1)	174	10,831
CA Immobilien Anlagen AG	59	1,683
DO & CO. AG(1)	19	2,156
Erste Group Bank AG	1,161	45,573
IMMOFINANZ AG(1)	174	2,265
Lenzing AG	71	5,386
Oesterreichische Post AG	141	4,972
Porr AG	112	1,658
Raiffeisen Bank International AG(1)	982	16,395
Semperit AG Holding	55	1,317
Telekom Austria AG(1)	635	4,743
UNIQA Insurance Group AG	1,189	10,121
Verbund AG	215	18,594
Vienna Insurance Group AG Wiener Versicherung Gruppe	271	7,576
Wienerberger AG	754	23,439
		177,640
Belgium — 1.0%
Ackermans & van Haaren NV	148	25,045
Ageas SA	1,375	62,052
AGFA-Gevaert NV(1)	1,368	4,043
Anheuser-Busch InBev SA, ADR(2)	845	51,292
Barco NV	477	13,576
Bekaert SA	418	18,443
bpost SA	1,945	10,381
Cie d'Entreprises CFE(1)	118	1,188
Deceuninck NV	237	641
Deme Group NV(1)	100	12,583
D'ieteren Group	155	30,041
Elia Group SA	134	17,652
Etablissements Franz Colruyt NV(2)	685	18,538
Fagron	735	11,884
Galapagos NV, ADR(1)(2)	263	9,859
Gimv NV	243	11,090
KBC Ancora	669	34,614
KBC Group NV	1,476	110,221
Kinepolis Group NV(1)	123	5,394
Ontex Group NV(1)	1,381	10,934
Proximus SADP	1,150	10,590
Shurgard Self Storage Ltd.	198	9,688
Telenet Group Holding NV	65	1,005
UCB SA	649	55,793
Umicore SA	1,479	49,293
VGP NV	64	5,740
		591,580
Canada — 10.5%
Absolute Software Corp.	698	6,021
AGF Management Ltd., Class B	556	3,830
Agnico Eagle Mines Ltd.(2)	3,008	138,485
Aimia, Inc.(1)	609	1,825
Alamos Gold, Inc., Class A	3,775	38,483
57

Avantis Responsible International Equity ETF
	Shares	Value
Altus Group Ltd.	400	$17,882
Amerigo Resources Ltd.	2,234	2,620
Aris Mining Corp.	1,600	4,726
Aritzia, Inc.(1)	896	27,277
Ascot Resources Ltd.(1)	1,685	778
Atrium Mortgage Investment Corp.	336	3,009
B2Gold Corp.	9,164	31,297
Ballard Power Systems, Inc.(1)	1,513	8,649
Bank of Montreal	3,166	300,057
Bank of Nova Scotia	4,962	245,245
BCE, Inc.(2)	336	14,866
Bird Construction, Inc.	336	2,231
Bonterra Energy Corp.(1)	536	2,600
Boralex, Inc., A Shares	1,008	26,853
Boston Pizza Royalties Income Fund	200	2,392
Boyd Group Services, Inc.	140	22,150
Brookfield Asset Management Ltd., Class A	600	20,188
Brookfield Business Corp., Class A	223	4,326
Brookfield Corp.	1,200	39,927
Brookfield Renewable Corp., Class A	676	18,826
BRP, Inc.	200	17,329
CAE, Inc.(1)	336	7,577
Calian Group Ltd.	200	8,853
Cameco Corp.	1,148	31,382
Canaccord Genuity Group, Inc.	480	4,056
Canada Goose Holdings, Inc.(1)	482	9,061
Canadian Imperial Bank of Commerce	6,009	274,798
Canadian National Railway Co.	1,444	164,465
Canadian Tire Corp. Ltd., Class A	226	28,172
Canadian Western Bank	1,006	20,481
Canfor Corp.(1)	800	13,649
Capstone Copper Corp.(1)	4,542	20,205
Cascades, Inc.	676	5,316
CCL Industries, Inc., Class B	888	42,711
Celestica, Inc.(1)	1,491	19,264
CGI, Inc.(1)	964	86,431
CI Financial Corp.	1,116	12,244
Cineplex, Inc.(1)	336	2,024
Cogeco Communications, Inc.	200	10,267
Colliers International Group, Inc.(2)	200	23,198
Computer Modelling Group Ltd.	676	3,443
Constellation Software, Inc.	100	171,943
Corby Spirit & Wine Ltd.	336	3,817
Corus Entertainment, Inc., B Shares	2,598	3,637
Definity Financial Corp.	850	22,376
Descartes Systems Group, Inc.(1)(2)	200	14,751
Dollarama, Inc.	676	39,049
Doman Building Materials Group Ltd.	722	3,910
Dorel Industries, Inc., Class B(1)	676	2,259
DREAM Unlimited Corp., Class A	200	3,909
Dye & Durham Ltd.	220	3,076
58

Avantis Responsible International Equity ETF
	Shares	Value
Eldorado Gold Corp.(1)	3,250	$30,368
Element Fleet Management Corp.	6,987	99,800
Empire Co. Ltd., Class A	1,582	41,959
Enghouse Systems Ltd.	300	9,454
EQB, Inc.(2)	310	14,763
Fairfax Financial Holdings Ltd.	140	97,879
Fiera Capital Corp.	618	3,927
Finning International, Inc.	676	17,146
First National Financial Corp.(2)	336	9,675
Fission Uranium Corp.(1)	3,366	2,023
Fortuna Silver Mines, Inc.(1)	3,704	12,025
Franco-Nevada Corp.	200	25,529
Freehold Royalties Ltd.(2)	1,840	20,874
Gear Energy Ltd.(2)	4,513	3,539
George Weston Ltd.	446	55,877
Gildan Activewear, Inc.	1,449	46,045
goeasy Ltd.	282	25,987
GoldMining, Inc.(1)	2,154	2,273
Great-West Lifeco, Inc.	2,745	74,897
Home Capital Group, Inc.(2)	676	20,773
Hudbay Minerals, Inc.	2,161	10,722
Hydro One Ltd.	2,811	72,948
i-80 Gold Corp.(1)	1,283	2,924
iA Financial Corp., Inc.	2,005	134,597
IAMGOLD Corp.(1)	4,578	10,367
IGM Financial, Inc.	410	12,476
InPlay Oil Corp.(2)	708	1,463
Intact Financial Corp.	688	98,831
Interfor Corp.(1)	876	14,747
Journey Energy, Inc.(1)(2)	850	3,769
Karora Resources, Inc.(1)	2,350	7,733
Kinross Gold Corp.(2)	16,200	59,837
Labrador Iron Ore Royalty Corp.(2)	678	18,052
Laurentian Bank of Canada	588	14,863
Lightspeed Commerce, Inc.(1)	100	1,529
Linamar Corp.	848	46,144
Loblaw Cos. Ltd.	918	78,452
Lumine Group, Inc.(1)	300	3,586
Lundin Mining Corp.	8,094	50,361
Magna International, Inc.	3,364	187,492
Manulife Financial Corp.(2)	15,403	304,561
Maple Leaf Foods, Inc.(2)	336	6,816
Martinrea International, Inc.	1,679	17,202
MCAN Mortgage Corp.	200	2,395
MDA Ltd.(1)	200	1,190
Medical Facilities Corp.	336	2,056
Metro, Inc.	816	42,382
Mullen Group Ltd.	990	10,332
National Bank of Canada	3,180	233,565
Neo Performance Materials, Inc.	200	1,514
NFI Group, Inc.(2)	38	254
59

Avantis Responsible International Equity ETF
	Shares	Value
North American Construction Group Ltd.	676	$11,375
North West Co., Inc.(2)	666	17,269
Northern Dynasty Minerals Ltd.(1)(2)	3,366	728
Nutrien Ltd.	2,537	197,680
Onex Corp.	746	39,889
Open Text Corp.	678	23,339
Osisko Gold Royalties Ltd. (Toronto)	1,376	18,031
Pan American Silver Corp.(2)	4,650	69,315
Pason Systems, Inc.	850	9,064
Pine Cliff Energy Ltd.(2)	4,255	3,773
Pizza Pizza Royalty Corp.(2)	336	3,413
Polaris Renewable Energy, Inc.	310	3,149
Power Corp. of Canada	676	18,043
PrairieSky Royalty Ltd.(2)	708	11,119
Quebecor, Inc., Class B	1,145	27,087
Real Matters, Inc.(1)	1,886	8,031
Resolute Forest Products, Inc.(1)	1,220	26,760
Restaurant Brands International, Inc.	1,362	87,889
Ritchie Bros Auctioneers, Inc.	478	29,244
Rogers Communications, Inc., Class B	676	32,291
Royal Bank of Canada	4,346	441,257
Russel Metals, Inc.	1,244	32,429
Sandstorm Gold Ltd.	1,457	7,165
Saputo, Inc.(2)	336	8,998
Sherritt International Corp.(1)	4,375	1,699
Shopify, Inc., Class A(1)	1,068	43,972
Sleep Country Canada Holdings, Inc.	452	8,613
Softchoice Corp.(2)	336	4,102
Spin Master Corp., VTG Shares	478	12,955
SSR Mining, Inc.(2)	1,685	23,055
Stantec, Inc.	836	48,561
Stella-Jones, Inc.	618	22,365
STEP Energy Services Ltd.(1)(2)	140	484
StorageVault Canada, Inc.	282	1,275
Sun Life Financial, Inc.(2)	1,918	92,688
Teck Resources Ltd., Class B	4,669	186,384
TELUS Corp.(1)	106	2,108
TELUS Corp. (Toronto)	1,677	33,343
TFI International, Inc.	536	65,408
Thomson Reuters Corp.	250	30,278
Tidewater Midstream & Infrastructure Ltd.(2)	6,493	5,139
Toromont Industries Ltd.	536	44,208
Toronto-Dominion Bank	4,937	328,711
Total Energy Services, Inc.	609	3,919
Transcontinental, Inc., Class A	478	5,465
Tricon Residential, Inc.	1,821	14,733
Trisura Group Ltd.(1)	478	12,145
Uni-Select, Inc.(1)	336	11,667
Wajax Corp.	676	12,039
West Fraser Timber Co. Ltd.	876	65,804
Western Forest Products, Inc.(2)	5,658	5,183
60

Avantis Responsible International Equity ETF
	Shares	Value
Westport Fuel Systems, Inc.(1)(2)	889	$1,029
Westshore Terminals Investment Corp.	200	3,673
Wheaton Precious Metals Corp.	976	40,664
Winpak Ltd.	200	5,946
WSP Global, Inc.	536	67,333
Yamana Gold, Inc.	13,455	68,828
Yangarra Resources Ltd.(1)	1,483	2,424
		6,529,707
China†
Chow Tai Fook Jewellery Group Ltd.	6,400	12,404
Denmark — 2.5%
ALK-Abello A/S(1)	589	8,776
Alm Brand A/S	5,140	9,560
Bavarian Nordic A/S(1)	316	9,731
Carlsberg AS, B Shares	176	24,871
cBrain A/S	80	1,584
Chemometec A/S(1)	41	2,662
Chr Hansen Holding A/S	171	11,855
Coloplast A/S, B Shares	200	23,109
Danske Bank A/S	3,515	81,630
DSV A/S	117	21,260
FLSmidth & Co. A/S	392	15,413
Genmab A/S, ADR(1)	1,786	67,082
GN Store Nord AS	123	2,655
H Lundbeck A/S	3,900	16,478
H Lundbeck A/S, A Shares(1)	378	1,446
H+H International A/S, B Shares(1)	146	2,151
ISS A/S(1)	81	1,765
Jyske Bank A/S(1)	833	69,773
Nilfisk Holding A/S(1)	60	1,111
NKT A/S(1)	735	34,089
Novo Nordisk A/S, ADR	4,456	628,251
Novozymes A/S, B Shares	1,011	48,694
Orsted A/S	531	46,220
Pandora A/S	272	25,765
Per Aarsleff Holding A/S	445	19,293
Ringkjoebing Landbobank A/S	199	31,430
ROCKWOOL A/S, B Shares	63	14,303
Royal Unibrew A/S	260	18,081
SimCorp A/S	276	19,782
Solar A/S, B Shares	92	7,998
Spar Nord Bank A/S	766	14,136
Sparekassen Sjaelland-Fyn A/S	137	4,145
Sydbank A/S	1,069	54,403
Topdanmark A/S	320	17,117
Tryg A/S	975	21,600
Vestas Wind Systems A/S	7,109	202,855
		1,581,074
Finland — 0.9%
Aktia Bank Oyj	241	2,656
Anora Group Oyj	93	634
61

Avantis Responsible International Equity ETF
	Shares	Value
Cargotec Oyj, B Shares	242	$12,302
Caverion OYJ	241	2,303
Citycon Oyj(1)(2)	1,034	7,608
Elisa Oyj	553	31,404
Huhtamaki Oyj	40	1,412
Kemira Oyj	680	13,024
Kesko Oyj, B Shares	1,985	43,106
Kojamo Oyj	732	9,675
Kone Oyj, B Shares	1,156	60,033
Konecranes Oyj	138	4,695
Lassila & Tikanoja Oyj	133	1,537
Marimekko Oyj	393	3,828
Metso Outotec Oyj	3,950	42,023
Nokia Oyj, ADR	10,160	46,736
Nokian Renkaat Oyj	610	5,532
Orion Oyj, Class B	866	40,807
Outokumpu Oyj	4,635	27,750
Puuilo Oyj	512	3,497
QT Group Oyj(1)	41	3,036
Raisio Oyj, V Shares	271	744
Rovio Entertainment Oyj	470	4,056
Sampo Oyj, A Shares	1,437	69,954
Sanoma Oyj	197	1,832
Stora Enso Oyj, R Shares	3,345	47,291
Taaleri Oyj	125	1,458
Talenom Oyj	112	974
TietoEVRY Oyj	91	2,889
Tokmanni Group Corp.	381	5,414
UPM-Kymmene Oyj	1,351	48,956
Uponor Oyj	461	8,579
Valmet Oyj	301	9,933
Wartsila Oyj Abp	1,068	10,315
YIT Oyj	2,005	5,700
		581,693
France — 9.9%
Accor SA(1)	735	24,394
Aeroports de Paris(1)	341	49,408
Airbus SE	1,129	147,866
ALD SA	2,184	28,931
Alstom SA	775	22,745
Alten SA	203	31,681
Amundi SA	352	23,152
Antin Infrastructure Partners SA	46	1,006
APERAM SA	468	18,200
Arkema SA	520	52,717
Atos SE(1)(2)	922	13,039
Aubay	23	1,183
AXA SA	11,549	363,926
Beneteau SA	405	7,220
Bigben Interactive	45	287
BioMerieux	489	47,883
62

Avantis Responsible International Equity ETF
	Shares	Value
BNP Paribas SA	4,264	$298,101
Bureau Veritas SA	2,305	65,846
Capgemini SE	292	54,761
Carbios SACA(1)	30	1,228
Carrefour SA	5,054	99,915
Casino Guichard Perrachon SA(1)	174	1,764
Catana Group	125	1,001
Chargeurs SA	133	1,999
Cie de Saint-Gobain	4,793	284,813
Cie des Alpes(1)	410	6,121
Cie Generale des Etablissements Michelin SCA	7,175	225,410
Cie Plastic Omnium SA	1,065	19,184
Coface SA	1,659	24,451
Credit Agricole SA	5,074	61,839
Danone SA	634	35,639
Dassault Systemes SE	1,103	42,565
DBV Technologies SA(1)	259	780
Derichebourg SA	1,031	6,630
Edenred	431	24,259
Elis SA	447	8,017
Equasens	15	1,249
Esker SA	65	10,411
EssilorLuxottica SA	345	59,807
Eurazeo SE	541	36,404
Euroapi SA(1)	334	5,471
Eurofins Scientific SE	567	39,517
Euronext NV	231	16,849
Eutelsat Communications SA(2)	3,047	21,294
Exail Technologies SA(1)	26	563
Faurecia SE(1)	922	20,196
Fnac Darty SA	15	571
Genfit SA(1)	951	4,115
Getlink SE	1,104	18,541
Groupe LDLC	25	558
Guerbet	31	634
Hermes International	109	197,304
ID Logistics Group(1)	24	7,709
Ipsen SA	378	43,190
IPSOS	183	11,226
Jacquet Metals SACA	82	1,678
JCDecaux SE(1)	576	13,155
Kaufman & Broad SA	111	3,402
Kering SA	403	236,287
Legrand SA	379	35,007
L'Oreal SA	293	115,815
LVMH Moet Hennessy Louis Vuitton SE	706	586,916
Maisons du Monde SA	416	4,965
Manitou BF SA	56	1,584
Mersen SA	186	8,775
Metropole Television SA	309	4,612
Neoen SA	662	23,813
63

Avantis Responsible International Equity ETF
	Shares	Value
Nexans SA	373	$35,962
Nexity SA	140	3,715
Orange SA, ADR(2)	20,248	232,447
Pernod Ricard SA	710	148,114
Publicis Groupe SA	667	52,951
Quadient SA	201	3,489
Remy Cointreau SA	115	20,188
Renault SA(1)	1,833	82,039
ReWorld Media SA(1)	86	501
Rexel SA(1)	2,690	66,867
Safran SA	2,301	324,904
Sanofi, ADR	3,914	183,371
Sartorius Stedim Biotech	70	22,799
Schneider Electric SE	335	53,753
SCOR SE	1,071	26,289
SEB SA	131	15,112
SES SA	5,669	38,213
SMCP SA(1)	697	5,441
Societe BIC SA	175	11,320
Societe Generale SA	6,045	174,214
Sodexo SA	198	18,338
SOITEC(1)	218	32,439
Solutions 30 SE(1)	1,034	2,495
Sopra Steria Group SACA	58	11,454
SPIE SA	660	18,095
STMicroelectronics NV, NY Shares	7,520	362,163
Technicolor Creative Studios SA(1)(2)	1,328	269
Teleperformance	221	57,369
Television Francaise 1	635	5,060
Thales SA	306	42,780
Trigano SA	96	12,863
Ubisoft Entertainment SA(1)	1,457	31,945
Valeo	3,661	76,056
Vantiva SA(1)	1,328	320
Vinci SA	2,945	334,870
Virbac SA	4	1,195
Vivendi SE	2,830	29,123
Wavestone	45	2,336
Worldline SA(1)	255	10,621
		6,181,059
Germany — 7.1%
1&1 AG	255	3,055
7C Solarparken AG	410	1,711
Adesso SE	24	3,843
adidas AG	417	62,278
ADLER Group SA(1)	427	457
AIXTRON SE	568	17,421
Allianz SE	1,053	247,258
Amadeus Fire AG	41	5,326
Aroundtown SA	3,908	10,124
Atoss Software AG	41	7,033
64

Avantis Responsible International Equity ETF
	Shares	Value
Aurubis AG	294	$28,756
Auto1 Group SE(1)	314	2,386
BASF SE	3,440	176,136
Bayer AG	1,302	77,314
Bayerische Motoren Werke AG	1,483	152,994
Bayerische Motoren Werke AG, Preference Shares	267	25,289
BayWa AG	45	2,027
Bechtle AG	339	14,276
Beiersdorf AG	330	39,384
Bertrandt AG	19	971
Bilfinger SE	144	5,716
Borussia Dortmund GmbH & Co. KGaA(1)	369	1,665
Brenntag SE	145	10,922
CANCOM SE	92	3,221
Carl Zeiss Meditec AG, Bearer Shares	178	23,727
CECONOMY AG(1)	1,407	3,690
Cewe Stiftung & Co. KGAA	42	4,199
Cliq Digital AG	101	3,023
Commerzbank AG(1)	8,291	101,030
CompuGroup Medical SE & Co. KgaA	117	5,558
Continental AG	652	46,808
Covestro AG	1,966	86,426
CTS Eventim AG & Co. KGaA(1)	414	27,169
Daimler Truck Holding AG(1)	3,259	103,226
Datagroup SE	35	2,455
Delivery Hero SE(1)	323	12,980
Dermapharm Holding SE	181	7,360
Deutsche Bank AG	11,342	141,321
Deutsche Beteiligungs AG	82	2,695
Deutsche Boerse AG	399	69,575
Deutsche Pfandbriefbank AG	1,006	9,954
Deutsche Post AG	3,731	157,787
Deutsche Rohstoff AG	62	1,799
Deutsche Telekom AG	10,880	244,180
Deutz AG	1,146	7,040
DIC Asset AG	144	1,313
Dr. Ing. h.c. F. Porsche AG, Preference Shares(1)	379	45,739
Duerr AG	491	18,483
Eckert & Ziegler Strahlen- und Medizintechnik AG	165	9,377
ElringKlinger AG	238	2,206
Encavis AG	1,146	22,368
Energiekontor AG	84	6,027
Evonik Industries AG	849	18,128
Evotec SE(1)	50	897
Fielmann AG	182	6,460
flatexDEGIRO AG(1)	678	5,775
Fraport AG Frankfurt Airport Services Worldwide(1)	271	14,669
Freenet AG	663	16,526
Fresenius Medical Care AG & Co. KGaA, ADR	4,073	80,075
Fresenius SE & Co. KGaA	156	4,293
GEA Group AG	1,113	48,927
65

Avantis Responsible International Equity ETF
	Shares	Value
Gerresheimer AG	233	$20,459
GFT Technologies SE	85	3,599
Grand City Properties SA	534	5,451
GRENKE AG	212	6,609
Hamburger Hafen und Logistik AG	300	3,969
Hannover Rueck SE	462	89,720
HelloFresh SE(1)	1,077	24,127
Henkel AG & Co. KGaA	235	16,249
Henkel AG & Co. KGaA, Preference Shares	401	29,172
Hensoldt AG	298	9,698
HOCHTIEF AG	138	9,399
Hornbach Holding AG & Co. KGaA	86	7,142
HUGO BOSS AG	694	47,466
Hypoport SE(1)	13	1,962
Infineon Technologies AG	5,982	211,621
Instone Real Estate Group SE	498	4,674
JOST Werke AG	202	11,502
KION Group AG	337	13,199
Kloeckner & Co. SE	394	4,265
Knorr-Bremse AG	334	22,700
Koenig & Bauer AG(1)	73	1,475
Kontron AG	612	12,246
Krones AG	176	21,434
Lanxess AG	690	32,103
LEG Immobilien SE	281	20,349
Leoni AG(1)	331	1,044
Mercedes-Benz Group AG	2,694	206,475
Merck KGaA	139	26,340
METRO AG(1)	2,055	18,530
MTU Aero Engines AG	466	112,457
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	483	166,382
Mutares SE & Co. KGaA	249	5,326
Nagarro SE(1)	53	5,425
Nemetschek SE	285	16,139
New Work SE	23	3,922
Norma Group SE	204	5,494
PATRIZIA SE	167	1,941
Pfeiffer Vacuum Technology AG	26	4,289
Porsche Automobil Holding SE, Preference Shares	633	35,928
ProSiebenSat.1 Media SE	755	7,519
Puma SE	217	13,813
PVA TePla AG(1)	240	6,489
QIAGEN NV(1)	1,336	61,389
Rational AG	15	9,949
Rheinmetall AG	212	53,886
SAF-Holland SE	630	7,864
SAP SE, ADR	580	66,016
Sartorius AG, Preference Shares	82	34,831
Schaeffler AG, Preference Shares	1,644	11,981
Scout24 SE	265	14,524
Secunet Security Networks AG	15	3,648
66

Avantis Responsible International Equity ETF
	Shares	Value
SGL Carbon SE(1)	932	$8,725
Siemens AG	789	120,237
Siemens Energy AG(1)	1,309	26,230
Siemens Healthineers AG	547	28,548
Siltronic AG	321	23,375
Sixt SE	132	17,845
Sixt SE, Preference Shares	160	12,958
SMA Solar Technology AG(1)	9	702
Stabilus SE	248	16,765
STRATEC SE	73	5,937
Stroeer SE & Co. KGaA	261	14,624
SUESS MicroTec SE	137	3,137
Symrise AG	245	25,031
Synlab AG	496	3,668
TAG Immobilien AG	551	4,382
TeamViewer AG(1)	1,547	24,939
Telefonica Deutschland Holding AG	11,729	35,579
United Internet AG	610	13,330
Vitesco Technologies Group AG, Class A(1)	243	16,870
Volkswagen AG	104	18,477
Volkswagen AG, Preference Shares	716	97,466
Vonovia SE	2,302	57,893
Wacker Chemie AG	100	15,669
Wacker Neuson SE	192	4,069
Zalando SE(1)	578	22,900
		4,414,375
Hong Kong — 2.4%
AIA Group Ltd.	33,400	354,975
ASMPT Ltd.	3,600	30,717
Bank of East Asia Ltd.	14,400	20,341
BOC Hong Kong Holdings Ltd.	25,000	84,609
Budweiser Brewing Co. APAC Ltd.	1,700	5,098
Cafe de Coral Holdings Ltd.	10,000	15,375
CITIC Telecom International Holdings Ltd.	3,000	1,093
CK Asset Holdings Ltd.	16,000	100,352
CK Hutchison Holdings Ltd.	7,500	44,784
C-Mer Eye Care Holdings Ltd.(1)	6,000	3,530
Cowell e Holdings, Inc.(1)	3,000	5,368
EC Healthcare	3,000	2,854
E-Commodities Holdings Ltd.(2)	24,000	4,192
ESR Group Ltd.	5,000	8,505
Fosun Tourism Group(1)(2)	1,400	1,827
Futu Holdings Ltd., ADR(1)(2)	300	14,763
Giordano International Ltd.	10,000	2,435
Hang Lung Group Ltd.	14,000	25,438
Hang Lung Properties Ltd.	27,000	52,074
Hang Seng Bank Ltd.	2,200	35,786
Henderson Land Development Co. Ltd.	13,000	45,632
HKBN Ltd.	3,500	2,234
HKT Trust & HKT Ltd.	18,000	23,402
Hong Kong Exchanges & Clearing Ltd.	1,900	76,100
67

Avantis Responsible International Equity ETF
	Shares	Value
Hongkong Land Holdings Ltd.	7,500	$34,309
Hysan Development Co. Ltd.	13,000	41,176
Johnson Electric Holdings Ltd.	7,000	8,030
K Wah International Holdings Ltd.	7,000	2,418
Kerry Properties Ltd.	8,000	20,031
Luk Fook Holdings International Ltd.	5,000	15,962
Man Wah Holdings Ltd.	18,400	18,838
MTR Corp. Ltd.	3,000	15,118
New World Development Co. Ltd.	16,000	43,555
NWS Holdings Ltd.	30,000	26,416
Oriental Watch Holdings	8,000	4,283
Pacific Textiles Holdings Ltd.	13,000	4,357
PC Partner Group Ltd.	2,000	1,467
Perfect Medical Health Management Ltd.	1,000	518
Realord Group Holdings Ltd.(1)(2)	2,000	1,605
Shangri-La Asia Ltd.(1)	6,000	5,739
Singamas Container Holdings Ltd.	24,000	2,079
Sino Land Co. Ltd.	31,276	40,107
Sun Hung Kai Properties Ltd.	6,500	88,832
SUNeVision Holdings Ltd.	4,000	2,355
Swire Properties Ltd.	6,800	17,894
Tam Jai International Co. Ltd.	2,000	586
Techtronic Industries Co. Ltd.	3,000	29,878
Texhong International Group Ltd.	3,500	3,002
Theme International Holdings Ltd.(1)	30,000	3,059
Time Interconnect Technology Ltd.	8,000	1,623
United Laboratories International Holdings Ltd.	26,000	15,584
Value Partners Group Ltd.	12,000	4,318
Vitasoy International Holdings Ltd.	2,000	4,098
VTech Holdings Ltd.	1,900	10,438
Wharf Real Estate Investment Co. Ltd.	8,000	43,863
Yue Yuen Industrial Holdings Ltd.	9,000	13,315
Zensun Enterprises Ltd.(1)	3,000	466
		1,486,803
Ireland — 0.6%
AIB Group PLC	15,869	67,781
Bank of Ireland Group PLC	12,119	133,516
Dalata Hotel Group PLC(1)	2,290	10,400
Glenveagh Properties PLC(1)	10,694	11,259
Kerry Group PLC, A Shares	402	38,489
Kingspan Group PLC	332	21,550
Origin Enterprises PLC	2,715	12,150
Smurfit Kappa Group PLC	2,074	77,374
Uniphar PLC	2,522	8,752
		381,271
Israel — 0.8%
AFI Properties Ltd.(1)	19	505
Africa Israel Residences Ltd.	44	1,624
Airport City Ltd.(1)	620	8,195
Alony Hetz Properties & Investments Ltd.	883	7,685
Altshuler Shaham Penn Ltd.	1,121	2,119
68

Avantis Responsible International Equity ETF
	Shares	Value
Amos Luzon Development & Energy Group Ltd.(1)	1,883	$740
Amot Investments Ltd.	1,160	5,750
Argo Properties NV(1)	26	405
AudioCodes Ltd.	59	953
Azorim-Investment Development & Construction Co. Ltd.	639	1,689
Azrieli Group Ltd.	91	5,107
Bank Hapoalim BM	7,103	59,411
Bank Leumi Le-Israel BM	6,067	47,168
Big Shopping Centers Ltd.(1)	40	3,469
Blue Square Real Estate Ltd.	65	3,262
Camtek Ltd.(1)	4	108
Ceragon Networks Ltd.(1)(2)	796	1,473
Check Point Software Technologies Ltd.(1)	304	37,611
Cognyte Software Ltd.(1)	151	559
CyberArk Software Ltd.(1)	45	6,515
Danel Adir Yeoshua Ltd.	80	6,027
Delek Automotive Systems Ltd.	744	7,515
Delta Galil Ltd.	81	3,289
Electra Consumer Products 1970 Ltd.	53	1,392
Electra Real Estate Ltd.	68	567
Formula Systems 1985 Ltd.	34	2,324
Fox Wizel Ltd.	74	5,877
G City Ltd.	577	2,007
Gilat Satellite Networks Ltd.(1)	215	1,270
Hilan Ltd.	94	3,799
ICL Group Ltd.	3,852	27,955
Innoviz Technologies Ltd.(1)	100	475
Isracard Ltd.	2,026	7,180
Israel Land Development Co. Ltd.	374	3,476
Isras Investment Co. Ltd.	19	2,956
Ituran Location & Control Ltd.	133	2,971
M Yochananof & Sons Ltd.	41	1,949
Magic Software Enterprises Ltd.	274	3,718
Matrix IT Ltd.	176	3,223
Mega Or Holdings Ltd.	141	3,026
Melisron Ltd.	129	7,719
Mivne Real Estate KD Ltd.	3,146	8,132
Mizrahi Tefahot Bank Ltd.	980	29,142
Nano Dimension Ltd., ADR(1)(2)	200	588
Neto Malinda Trading Ltd.(1)	45	942
Nice Ltd., ADR(1)	80	16,593
Norstar Holdings, Inc.(1)	113	312
Nova Ltd.(1)	191	17,421
One Software Technologies Ltd.	430	4,805
OY Nofar Energy Ltd.(1)	34	818
Perion Network Ltd.(1)	437	15,132
Prashkovsky Investments & Construction Ltd.	53	1,085
Property & Building Corp. Ltd.(1)	22	1,084
Radware Ltd.(1)	137	2,854
Retailors Ltd.	147	2,353
Sapiens International Corp. NV	357	7,417
69

Avantis Responsible International Equity ETF
	Shares	Value
Scope Metals Group Ltd.(1)	125	$4,127
Shufersal Ltd.	3,978	20,539
Strauss Group Ltd.	255	5,803
Summit Real Estate Holdings Ltd.	288	3,115
Tamar Petroleum Ltd.	394	884
Tel Aviv Stock Exchange Ltd.	950	4,646
Teva Pharmaceutical Industries Ltd., ADR(1)	3,895	38,600
Wix.com Ltd.(1)	98	8,872
YH Dimri Construction & Development Ltd.	111	5,678
ZIM Integrated Shipping Services Ltd.	461	10,907
		504,912
Italy — 2.4%
ACEA SpA	945	14,063
Amplifon SpA	395	11,421
Anima Holding SpA	193	834
Arnoldo Mondadori Editore SpA	1,503	2,909
Assicurazioni Generali SpA	2,670	52,811
Autogrill SpA(1)	1,211	8,598
Azimut Holding SpA	1,403	33,288
Banca Generali SpA	530	18,316
Banca IFIS SpA	329	5,401
Banca Mediolanum SpA	2,056	19,920
Banco BPM SpA	11,933	52,018
BFF Bank SpA	2,601	25,819
Brembo SpA	394	6,212
Brunello Cucinelli SpA	442	37,235
Cairo Communication SpA	948	1,740
CNH Industrial NV	5,746	94,191
Davide Campari-Milano NV	594	6,650
De' Longhi SpA	322	8,025
DiaSorin SpA	19	2,290
Digital Bros SpA(2)	108	2,530
doValue SpA	449	3,279
Enav SpA	989	4,377
Esprinet SpA	172	1,313
Ferrari NV	375	97,292
Fila SpA	123	975
Fincantieri SpA(1)	6,178	3,919
FinecoBank Banca Fineco SpA	3,128	54,053
Geox SpA(1)	805	984
Infrastrutture Wireless Italiane SpA	251	2,763
Innovatec SpA(1)	396	675
Interpump Group SpA	134	7,356
Intesa Sanpaolo SpA	58,741	158,676
Iveco Group NV(1)	3,887	36,694
Leonardo SpA	2,548	28,587
Maire Tecnimont SpA(2)	2,203	8,881
Mediobanca Banca di Credito Finanziario SpA	2,139	22,826
MFE-MediaForEurope NV, Class A(2)	6,973	3,064
MFE-MediaForEurope NV, Class B	2,534	1,833
Moncler SpA	351	21,396
70

Avantis Responsible International Equity ETF
	Shares	Value
Nexi SpA(1)	229	$1,848
Orsero SpA	131	2,073
OVS SpA	4,868	13,238
Piaggio & C SpA	1,574	6,657
Poste Italiane SpA	3,924	42,312
Prysmian SpA	1,032	39,675
RAI Way SpA	1,482	8,454
Recordati Industria Chimica e Farmaceutica SpA	214	9,075
Reply SpA	44	5,280
Safilo Group SpA(1)	1,102	1,630
Salcef Group SpA	159	2,890
Salvatore Ferragamo SpA	775	14,734
Sanlorenzo SpA/Ameglia	85	3,883
Sesa SpA	84	10,834
SOL SpA	370	9,488
Stellantis NV	8,650	151,325
Technogym SpA	706	6,272
Technoprobe SpA(1)	278	1,776
Terna - Rete Elettrica Nazionale	11,946	89,803
Tinexta Spa	64	1,626
Tod's SpA(1)	133	5,045
UniCredit SpA	9,602	196,443
Unieuro SpA(2)	131	1,554
Unipol Gruppo SpA	2,113	11,178
Wiit SpA	61	1,331
		1,501,638
Japan — 20.2%
A&D HOLON Holdings Co. Ltd.	200	2,056
Adastria Co. Ltd.	100	1,591
ADEKA Corp.	600	9,736
Advantest Corp.	700	55,488
Adventure, Inc.	100	7,138
Adways, Inc.	500	2,402
Aeon Co. Ltd.(2)	2,400	44,765
Aeon Delight Co. Ltd.(2)	200	4,363
Aeon Fantasy Co. Ltd.	100	2,025
Aeon Mall Co. Ltd.	1,400	18,280
Aichi Financial Group, Inc.	333	6,149
Aiful Corp.	1,800	4,918
Ain Holdings, Inc.	200	8,314
Air Water, Inc.	2,600	31,259
Airtrip Corp.	100	1,801
Aisan Industry Co. Ltd.	1,300	8,855
Aisin Corp.	600	16,442
Ajinomoto Co., Inc.	1,600	47,211
Akatsuki, Inc.	100	1,593
Akebono Brake Industry Co. Ltd.(1)	1,300	1,385
Alfresa Holdings Corp.	1,300	15,700
Allied Architects, Inc.(1)	200	1,213
Alpen Co. Ltd.	100	1,446
Alps Alpine Co. Ltd.(2)	1,500	14,248
71

Avantis Responsible International Equity ETF
	Shares	Value
Altech Corp.	100	$1,851
Amada Co. Ltd.	1,500	13,650
Amano Corp.	500	9,247
AOKI Holdings, Inc.	600	3,616
Aoyama Trading Co. Ltd.	400	2,841
Aoyama Zaisan Networks Co. Ltd.	100	819
Aozora Bank Ltd.	1,300	25,176
Arata Corp.	200	5,931
Arclands Corp.	400	4,236
Arcs Co. Ltd.	500	7,959
Argo Graphics, Inc.	300	8,269
Arisawa Manufacturing Co. Ltd.	300	3,083
Aruhi Corp.	300	2,454
Asahi Co. Ltd.(2)	200	1,986
Asahi Diamond Industrial Co. Ltd.(2)	900	5,512
Asahi Group Holdings Ltd.	300	10,609
Asahi Intecc Co. Ltd.	400	6,810
Asahi Kasei Corp.	9,100	63,382
ASAHI YUKIZAI Corp.(2)	200	4,132
Asanuma Corp.	200	4,929
Asics Corp.	1,300	32,916
ASKA Pharmaceutical Holdings Co. Ltd.	100	835
ASKUL Corp.	400	5,057
Astellas Pharma, Inc.	5,500	77,234
Atrae, Inc.(1)	100	702
Aucnet, Inc.	100	1,284
Autobacs Seven Co. Ltd.	1,300	13,885
Avant Group Corp.	400	4,124
Avex, Inc.	200	2,367
Axell Corp.	100	1,254
Axial Retailing, Inc.	200	5,093
Azbil Corp.	100	2,601
Bandai Namco Holdings, Inc.	900	55,612
Bando Chemical Industries Ltd.	500	3,849
Bank of Iwate Ltd.	100	1,827
Bank of Kyoto Ltd.	300	14,322
Bank of Nagoya Ltd.	100	2,625
Bank of the Ryukyus Ltd.	600	4,980
Base Co. Ltd.	100	3,390
BayCurrent Consulting, Inc.	1,200	47,109
Belc Co. Ltd.	100	3,942
Belluna Co. Ltd.	600	3,058
Benefit One, Inc.	300	4,599
Bic Camera, Inc.	1,300	11,134
BIPROGY, Inc.	900	19,943
BML, Inc.	400	9,297
Bridgestone Corp.	2,500	95,645
Brother Industries Ltd.	1,700	25,005
Canon Electronics, Inc.	100	1,297
Canon Marketing Japan, Inc.	300	6,630
Canon, Inc., ADR(2)	1,020	21,899
72

Avantis Responsible International Equity ETF
	Shares	Value
Capcom Co. Ltd.	1,300	$40,912
Carenet, Inc.	200	1,683
Casio Computer Co. Ltd.	300	2,940
Cawachi Ltd.	100	1,714
Celsys, Inc.	300	1,451
Central Japan Railway Co.	300	33,683
Charm Care Corp. KK	400	3,248
Chiba Bank Ltd.	3,100	22,698
Chiba Kogyo Bank Ltd.	300	1,208
Chori Co. Ltd.	100	1,923
Chubu Steel Plate Co. Ltd.(1)	600	9,435
Chugai Pharmaceutical Co. Ltd.	2,200	54,730
Citizen Watch Co. Ltd.	4,000	24,212
CKD Corp.	500	7,724
CMIC Holdings Co. Ltd.	100	1,321
Coca-Cola Bottlers Japan Holdings, Inc.	1,300	13,685
COLOPL, Inc.	200	874
Computer Engineering & Consulting Ltd.	200	2,159
Comture Corp.	100	1,636
Concordia Financial Group Ltd.	3,700	15,896
CONEXIO Corp.	100	1,399
Cosmos Pharmaceutical Corp.	100	9,166
Create SD Holdings Co. Ltd.	200	4,957
Credit Saison Co. Ltd.	2,100	28,622
Creek & River Co. Ltd.	100	1,618
Cross Cat Co. Ltd.	100	938
CTI Engineering Co. Ltd.	200	5,112
Curves Holdings Co. Ltd.	100	564
CyberAgent, Inc.	1,700	14,535
Cybernet Systems Co. Ltd.	100	700
Cybozu, Inc.	100	1,960
Dai Nippon Printing Co. Ltd.	1,300	34,853
Dai-Dan Co. Ltd.	100	1,749
Daifuku Co. Ltd.	300	16,360
Daihen Corp.	100	3,140
Daiichi Jitsugyo Co. Ltd.	100	3,892
Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	100	748
Dai-ichi Life Holdings, Inc.	5,700	121,606
Daiichi Sankyo Co. Ltd.	1,700	53,544
Daikin Industries Ltd.	400	68,398
Daiseki Co. Ltd.	300	9,013
Daishinku Corp.(2)	1,300	7,057
Daito Pharmaceutical Co. Ltd.	100	1,807
Daito Trust Construction Co. Ltd.	600	56,519
Daitron Co. Ltd.	100	1,883
Daiwa House Industry Co. Ltd.	1,600	36,930
Daiwa Securities Group, Inc.	9,000	43,020
Daiwabo Holdings Co. Ltd.	1,300	20,089
DCM Holdings Co. Ltd.	1,300	10,953
DeNA Co. Ltd.	100	1,284
Denso Corp.	500	26,584
73

Avantis Responsible International Equity ETF
	Shares	Value
Dentsu Group, Inc.	1,300	$41,689
Dexerials Corp.	1,300	25,471
Digital Arts, Inc.	100	3,922
Digital Garage, Inc.	400	13,207
Digital Hearts Holdings Co. Ltd.	100	1,156
Digital Holdings, Inc.	100	866
Digital Information Technologies Corp.	100	1,210
Direct Marketing MiX, Inc.	200	2,161
Disco Corp.	200	62,712
DMG Mori Co. Ltd.	1,500	24,129
Doshisha Co. Ltd.	100	1,344
Double Standard, Inc.	100	1,498
Drecom Co. Ltd.	400	2,202
DTS Corp.	300	6,972
Duskin Co. Ltd.	300	6,830
Eagle Industry Co. Ltd.	100	882
East Japan Railway Co.	500	25,252
Ebara Corp.	1,300	55,246
EDION Corp.	1,300	12,582
E-Guardian, Inc.	100	1,735
Eiken Chemical Co. Ltd.	600	6,877
Eisai Co. Ltd.	1,100	59,414
Eizo Corp.	200	5,600
Elan Corp.	200	1,583
Elematec Corp.	200	2,674
en Japan, Inc.(2)	300	5,224
Enplas Corp.	100	2,982
Envipro Holdings, Inc.	100	537
Exedy Corp.	300	3,980
F&M Co. Ltd.	100	1,621
FANUC Corp.	200	33,994
Fast Retailing Co. Ltd.	300	59,225
FCC Co. Ltd.	1,300	14,251
Ferrotec Holdings Corp.	700	16,626
Fibergate, Inc.	100	669
FIDEA Holdings Co. Ltd.	100	1,118
First Bank of Toyama Ltd.	300	1,414
Fixstars Corp.	100	1,021
FP Corp.	600	15,208
Fuji Electric Co. Ltd.	1,300	50,193
Fuji Oil Co. Ltd.(2)	400	781
Fuji Seal International, Inc.	500	6,070
Fuji Soft, Inc.	200	11,795
Fujibo Holdings, Inc.	100	2,290
FUJIFILM Holdings Corp.	500	23,326
Fujikura Ltd.	3,500	24,815
Fujitsu Ltd.	900	115,585
Fukui Computer Holdings, Inc.	200	4,105
Fukuoka Financial Group, Inc.	1,600	35,717
Fukuyama Transporting Co. Ltd.	200	5,021
FULLCAST Holdings Co. Ltd.	300	5,558
74

Avantis Responsible International Equity ETF
	Shares	Value
Funai Soken Holdings, Inc.	200	$4,151
Furukawa Battery Co. Ltd.	100	832
Furukawa Co. Ltd.	400	4,075
Furukawa Electric Co. Ltd.	1,300	22,724
Furuno Electric Co. Ltd.	100	713
Futaba Corp.	100	413
Future Corp.	400	5,159
Fuyo General Lease Co. Ltd.	300	20,666
G-7 Holdings, Inc.	300	3,164
GA Technologies Co. Ltd.(1)	200	1,607
Gakken Holdings Co. Ltd.	600	3,894
Gakujo Co. Ltd.	100	1,054
Genky DrugStores Co. Ltd.	100	2,978
Geo Holdings Corp.	100	1,188
Gift Holdings, Inc.	100	3,017
GLOBERIDE, Inc.	100	1,884
Glory Ltd.	1,300	26,446
GMO internet group, Inc.	200	3,711
GMO Payment Gateway, Inc.	100	8,214
Goldcrest Co. Ltd.	100	1,234
Goldwin, Inc.	100	8,691
Golf Digest Online, Inc.	100	689
GS Yuasa Corp.	300	5,407
G-Tekt Corp.	100	1,045
GungHo Online Entertainment, Inc.	1,300	23,414
Gunze Ltd.	200	6,552
H.U. Group Holdings, Inc.	1,300	25,583
H2O Retailing Corp.	1,300	13,251
Hachijuni Bank Ltd.	3,600	16,291
Hakuhodo DY Holdings, Inc.(2)	1,700	18,952
Hakuto Co. Ltd.	100	3,746
Hamakyorex Co. Ltd.	300	6,949
Hamamatsu Photonics KK	700	34,349
Hankyu Hanshin Holdings, Inc.	1,400	39,840
Hanwa Co. Ltd.	700	20,366
Happinet Corp.	300	4,043
Hard Off Corp. Co. Ltd.	100	976
Haseko Corp.	3,300	37,868
Heiwa Real Estate Co. Ltd.	500	13,751
Heiwado Co. Ltd.	300	4,696
Hikari Tsushin, Inc.	100	14,515
Hirose Electric Co. Ltd.	100	12,226
Hitachi Construction Machinery Co. Ltd.	1,300	29,074
Hogy Medical Co. Ltd.	100	2,363
Hokko Chemical Industry Co. Ltd.	100	615
Honda Motor Co. Ltd., ADR	6,471	168,052
Honeys Holdings Co. Ltd.	100	1,090
Hoosiers Holdings Co. Ltd.	200	1,241
Hosiden Corp.	1,000	12,241
Hosokawa Micron Corp.	100	2,024
Hotland Co. Ltd.	100	1,046
75

Avantis Responsible International Equity ETF
	Shares	Value
Hoya Corp.	700	$69,302
HS Holdings Co. Ltd.	1,300	11,316
Hulic Co. Ltd.	2,600	20,693
Hyakujushi Bank Ltd.	300	4,419
Ibiden Co. Ltd.	1,200	41,162
Ichiyoshi Securities Co. Ltd.	200	944
Idec Corp.	500	11,982
IDOM, Inc.	1,300	8,085
Iida Group Holdings Co. Ltd.	1,300	21,603
I'll, Inc.	100	1,642
IMAGICA GROUP, Inc.	400	1,894
i-mobile Co. Ltd.	100	918
Impact HD, Inc.(1)	100	3,294
Inaba Denki Sangyo Co. Ltd.	1,200	24,812
Inabata & Co. Ltd.	300	5,913
Ines Corp.	200	2,066
Infocom Corp.	300	5,289
Information Services International-Dentsu Ltd.	200	6,914
INFRONEER Holdings, Inc.	1,600	12,131
Insource Co. Ltd.	400	3,633
Intage Holdings, Inc.	500	5,369
Internet Initiative Japan, Inc.	2,000	40,062
Inui Global Logistics Co. Ltd.	200	3,141
IPS, Inc.	100	1,832
I'rom Group Co. Ltd.	100	1,430
Isetan Mitsukoshi Holdings Ltd.	1,800	18,387
Ishihara Sangyo Kaisha Ltd.	1,300	10,219
Isuzu Motors Ltd.	4,300	51,421
ITmedia, Inc.	100	1,039
Ito En Ltd.	200	6,735
Itochu Techno-Solutions Corp.	600	13,352
Itoki Corp.	200	1,157
IwaiCosmo Holdings, Inc.	100	1,022
Iwaki Co. Ltd.	100	966
Izumi Co. Ltd.	100	2,186
J Front Retailing Co. Ltd.	3,700	34,344
JAC Recruitment Co. Ltd.	200	3,550
Jamco Corp.(1)	100	1,286
Japan Aviation Electronics Industry Ltd.	1,300	21,581
Japan Exchange Group, Inc.	2,000	29,829
Japan Lifeline Co. Ltd.	1,000	6,788
Japan Material Co. Ltd.	200	3,537
Japan Post Bank Co. Ltd.(2)	1,400	12,094
Japan Post Holdings Co. Ltd.	10,400	92,448
Japan Post Insurance Co. Ltd.	2,000	34,725
Japan Wool Textile Co. Ltd.	600	4,344
JBCC Holdings, Inc.	100	1,493
JINS Holdings, Inc.	200	5,235
JINUSHI Co. Ltd.	100	1,390
J-Lease Co. Ltd.	100	1,675
JM Holdings Co. Ltd.	100	1,349
76

Avantis Responsible International Equity ETF
	Shares	Value
J-Oil Mills, Inc.	100	$1,160
Joshin Denki Co. Ltd.	100	1,495
Joyful Honda Co. Ltd.	300	3,825
JSB Co. Ltd.	100	2,930
JSR Corp.	100	2,272
JTEKT Corp.	2,400	17,930
Juki Corp.	100	471
Justsystems Corp.	200	4,882
JVCKenwood Corp.(2)	5,700	16,817
Kaga Electronics Co. Ltd.	200	7,174
Kakaku.com, Inc.	600	8,937
Kamigumi Co. Ltd.	900	17,798
Kanamoto Co. Ltd.	600	9,988
Kanematsu Corp.	1,300	15,577
Kanematsu Electronics Ltd.	100	4,544
Kao Corp.	1,300	48,428
Kato Sangyo Co. Ltd.	200	5,284
KDDI Corp.	5,900	172,621
Keihanshin Building Co. Ltd.	300	2,652
Kenko Mayonnaise Co. Ltd.	100	972
Keyence Corp.	100	43,223
KH Neochem Co. Ltd.	1,300	24,418
Kibun Foods, Inc.	100	707
Kintetsu Group Holdings Co. Ltd.	400	12,118
Kirin Holdings Co. Ltd.	1,300	19,459
Koa Corp.	200	2,719
Kohnan Shoji Co. Ltd.(2)	200	4,653
Koito Manufacturing Co. Ltd.	200	3,361
Kojima Co. Ltd.	200	820
Kokuyo Co. Ltd.	1,300	17,888
Komatsu Ltd.	2,700	64,599
KOMEDA Holdings Co. Ltd.	200	3,455
Komeri Co. Ltd.	400	7,784
Komori Corp.	600	4,302
Konica Minolta, Inc.	5,400	23,531
Konoike Transport Co. Ltd.	600	6,593
Kosaido Holdings Co. Ltd.	200	3,598
KPP Group Holdings Co. Ltd.(2)	1,300	7,174
K's Holdings Corp.	1,700	14,647
Kubota Corp.	1,600	24,150
Kurabo Industries Ltd.	100	1,911
Kuraray Co. Ltd.	4,200	37,672
Kurita Water Industries Ltd.	1,000	45,180
Kusuri no Aoki Holdings Co. Ltd.	100	5,132
Kyocera Corp.	600	29,530
Kyowa Kirin Co. Ltd.	500	10,700
Kyushu Financial Group, Inc.	3,600	13,721
Kyushu Railway Co.	400	8,752
Lasertec Corp.	100	16,260
Lawson, Inc.	600	23,597
Leopalace21 Corp.(1)	600	1,414
77

Avantis Responsible International Equity ETF
	Shares	Value
Link & Motivation, Inc.	100	$422
Lintec Corp.	300	4,917
Lion Corp.	600	6,473
LITALICO, Inc.	100	1,887
Lixil Corp.	1,800	28,696
M3, Inc.	1,000	23,847
Mabuchi Motor Co. Ltd.	100	2,769
Macnica Holdings, Inc.	800	22,132
Macromill, Inc.	200	1,492
Makita Corp.	200	4,891
Management Solutions Co. Ltd.	100	2,448
Mani, Inc.	100	1,358
MarkLines Co. Ltd.	100	1,920
Marubeni Corp.	6,100	77,873
Marudai Food Co. Ltd.(2)	200	2,231
Marui Group Co. Ltd.	2,000	30,460
MARUKA FURUSATO Corp.	300	6,335
Maruwa Co. Ltd.	100	12,858
Maruzen Showa Unyu Co. Ltd.	100	2,291
Matsuda Sangyo Co. Ltd.	100	1,686
MatsukiyoCocokara & Co.	200	9,294
Maxell Ltd.	1,300	13,867
Mazda Motor Corp.	7,000	62,629
McDonald's Holdings Co. Japan Ltd.	300	11,876
MCJ Co. Ltd.	1,500	10,576
Mebuki Financial Group, Inc.	10,000	26,882
Medical Data Vision Co. Ltd.	300	1,992
Medipal Holdings Corp.	1,500	19,659
Meidensha Corp.	400	5,763
MEIJI Holdings Co. Ltd.	1,100	50,375
Meiko Electronics Co. Ltd.	300	6,091
Meitec Corp.	600	10,747
Meiwa Corp.	300	1,559
Menicon Co. Ltd.	500	10,713
Micronics Japan Co. Ltd.	1,300	12,522
MINEBEA MITSUMI, Inc.	2,800	48,527
Ministop Co. Ltd.	100	1,021
Mirarth Holdings, Inc.(2)	600	1,669
Miroku Jyoho Service Co. Ltd.	200	2,624
Mitsubishi Electric Corp.	4,800	53,939
Mitsubishi Estate Co. Ltd.	2,500	31,076
Mitsubishi Gas Chemical Co., Inc.	1,300	18,417
Mitsubishi HC Capital, Inc.	6,700	34,978
Mitsubishi Heavy Industries Ltd.	1,900	70,014
Mitsubishi Logistics Corp.	600	13,920
Mitsubishi Motors Corp.(1)(2)	1,900	7,493
Mitsubishi Pencil Co. Ltd.	200	2,164
Mitsubishi Research Institute, Inc.	100	3,805
Mitsubishi Shokuhin Co. Ltd.	200	4,761
Mitsubishi UFJ Financial Group, Inc., ADR	25,775	183,776
Mitsui Chemicals, Inc.	1,600	38,600
78

Avantis Responsible International Equity ETF
	Shares	Value
Mitsui E&S Holdings Co. Ltd.(1)	400	$1,274
Mitsui Fudosan Co. Ltd.	2,000	38,117
Mitsui Matsushima Holdings Co. Ltd.	300	8,378
Mitsui-Soko Holdings Co. Ltd.	400	11,582
Mixi, Inc.	100	1,965
Miyazaki Bank Ltd.	100	1,995
Mizuho Financial Group, Inc., ADR	40,900	128,835
Mizuho Leasing Co. Ltd.	400	10,763
Mizuho Medy Co. Ltd.	100	1,837
Mizuno Corp.(2)	300	6,931
Monex Group, Inc.	1,700	6,229
MonotaRO Co. Ltd.	300	4,080
Morinaga & Co. Ltd.	200	5,769
MOS Food Services, Inc.	100	2,265
MS&AD Insurance Group Holdings, Inc.	2,600	85,083
m-up Holdings, Inc.	200	1,553
Murata Manufacturing Co. Ltd.	1,800	96,349
Musashi Seimitsu Industry Co. Ltd.(2)	500	6,456
Nabtesco Corp.	1,400	36,183
Nagase & Co. Ltd.	1,300	19,313
Nakayama Steel Works Ltd.(2)	200	1,690
Namura Shipbuilding Co. Ltd.(1)(2)	400	1,148
NEC Corp.	1,700	60,840
Net Protections Holdings, Inc.(1)	300	1,246
Neturen Co. Ltd.	1,300	6,499
Nexon Co. Ltd.	500	10,846
NGK Insulators Ltd.	1,800	23,893
NGK Spark Plug Co. Ltd.(2)	1,400	28,153
NHK Spring Co. Ltd.	1,700	11,322
Nichias Corp.	700	13,804
Nichiha Corp.	500	9,658
Nidec Corp.	400	20,300
Nifco, Inc.	1,300	34,273
Nihon Chouzai Co. Ltd.	200	1,729
Nihon Dempa Kogyo Co. Ltd.	400	4,098
Nihon House Holdings Co. Ltd.	200	595
Nihon M&A Center Holdings, Inc.	1,300	10,839
Nihon Parkerizing Co. Ltd.	700	5,236
Nikkon Holdings Co. Ltd.	800	14,553
Nikon Corp.	1,300	12,876
Nintendo Co. Ltd.	2,400	89,849
Nippon Carbon Co. Ltd.	100	3,059
Nippon Chemi-Con Corp.(1)	300	4,806
Nippon Coke & Engineering Co. Ltd.(2)	1,700	1,073
Nippon Denko Co. Ltd.	1,300	3,555
NIPPON EXPRESS HOLDINGS, Inc.	900	50,207
Nippon Koei Co. Ltd.	100	2,415
Nippon Pillar Packing Co. Ltd.	300	7,587
Nippon Sanso Holdings Corp.	200	3,566
Nippon Seiki Co. Ltd.	300	1,959
Nippon Shokubai Co. Ltd.	400	16,602
79

Avantis Responsible International Equity ETF
	Shares	Value
Nippon Signal Company Ltd.	300	$2,280
Nippon Soda Co. Ltd.	300	10,176
Nippon Steel Trading Corp.	100	6,805
Nippon Telegraph & Telephone Corp.	4,200	121,703
Nippon Television Holdings, Inc.	700	5,762
Nippon Thompson Co. Ltd.	1,300	5,641
Nippon Yakin Kogyo Co. Ltd.	100	3,207
Nipro Corp.(2)	1,900	14,451
Nishimatsuya Chain Co. Ltd.(2)	1,300	14,954
Nishi-Nippon Railroad Co. Ltd.	1,300	22,658
Nishio Rent All Co. Ltd.	400	9,354
Nissan Chemical Corp.	500	21,957
Nissha Co. Ltd.	1,300	17,294
Nissin Electric Co. Ltd.	700	8,712
Nissin Foods Holdings Co. Ltd.	100	8,328
Nitori Holdings Co. Ltd.	200	22,601
Nitta Gelatin, Inc.	200	1,224
Nitto Boseki Co. Ltd.	200	3,057
Nitto Denko Corp.	1,000	60,205
Nitto Kogyo Corp.	200	3,891
Nittoc Construction Co. Ltd.	300	2,134
Nohmi Bosai Ltd.	200	2,421
Nojima Corp.	2,000	19,907
NOK Corp.	1,300	12,747
Nomura Micro Science Co. Ltd.	100	3,291
Noritsu Koki Co. Ltd.	100	1,634
Noritz Corp.	200	2,418
North Pacific Bank Ltd.	3,600	8,381
NSD Co. Ltd.	400	6,903
NSK Ltd.	1,300	7,201
NTT Data Corp.	1,900	26,362
Oat Agrio Co. Ltd.	100	1,069
Obayashi Corp.	6,200	45,862
Obic Co. Ltd.	100	14,651
Odakyu Electric Railway Co. Ltd.	1,300	15,760
Ogaki Kyoritsu Bank Ltd.	400	5,905
Oisix ra daichi, Inc.(1)	100	1,751
Oita Bank Ltd.	100	1,679
Oji Holdings Corp.	6,800	27,592
Okamoto Machine Tool Works Ltd.	100	3,891
Okamura Corp.	200	2,014
Oki Electric Industry Co. Ltd.	1,300	6,783
Okinawa Cellular Telephone Co.	200	4,701
Olympus Corp.	3,700	62,329
Omron Corp.	400	21,473
Ono Pharmaceutical Co. Ltd.	1,000	20,368
Open House Group Co. Ltd.	100	3,599
Open Up Group, Inc.	100	1,367
Oracle Corp. Japan	200	13,626
Orient Corp.(2)	770	6,604
Oriental Land Co. Ltd.	100	15,969
80

Avantis Responsible International Equity ETF
	Shares	Value
Oriental Shiraishi Corp.	1,400	$3,352
ORIX Corp., ADR	859	76,777
Otsuka Corp.	300	10,113
Outsourcing, Inc.	700	6,783
Oyo Corp.	100	1,523
Pacific Industrial Co. Ltd.(2)	1,300	11,100
Pack Corp.	100	2,204
PAL GROUP Holdings Co. Ltd.	600	12,256
PALTAC Corp.	200	7,274
Pan Pacific International Holdings Corp.	2,000	36,558
Park24 Co. Ltd.(1)	1,300	19,047
Pasona Group, Inc.	200	2,807
Pegasus Sewing Machine Manufacturing Co. Ltd.	400	1,989
Persol Holdings Co. Ltd.	1,300	26,037
Pigeon Corp.	200	3,085
Pilot Corp.	300	9,641
Piolax, Inc.	200	2,951
Pola Orbis Holdings, Inc.	200	2,553
Pole To Win Holdings, Inc.	1,300	8,217
Premium Group Co. Ltd.	300	3,524
Press Kogyo Co. Ltd.	1,300	4,582
Prestige International, Inc.	1,300	6,051
Procrea Holdings, Inc.(2)	300	5,056
Qol Holdings Co. Ltd.	200	1,749
Quick Co. Ltd.	100	1,336
Raccoon Holdings, Inc.	100	799
Rakus Co. Ltd.	300	3,734
Rakuten Group, Inc.	3,500	17,252
RaQualia Pharma, Inc.(1)	300	1,919
Rasa Industries Ltd.	100	1,620
Raysum Co. Ltd.	100	977
Recruit Holdings Co. Ltd.	3,000	80,447
Relia, Inc.	300	3,211
Relo Group, Inc.	800	12,776
Remixpoint, Inc.(1)	400	698
Renesas Electronics Corp.(1)	2,600	33,585
Rengo Co. Ltd.	3,300	21,442
Resona Holdings, Inc.	12,700	69,950
Resonac Holdings Corp.	1,500	24,634
Resorttrust, Inc.	1,300	20,324
Retail Partners Co. Ltd.	100	943
Ricoh Co. Ltd.	3,100	24,084
Ricoh Leasing Co. Ltd.	200	5,911
Rion Co. Ltd.	100	1,344
Riso Kyoiku Co. Ltd.	1,300	3,198
Rock Field Co. Ltd.	200	2,304
Rohm Co. Ltd.	500	38,506
Roland DG Corp.	100	2,331
Rorze Corp.	100	7,783
Round One Corp.	3,100	11,777
Ryobi Ltd.	300	3,339
81

Avantis Responsible International Equity ETF
	Shares	Value
Ryoden Corp.	100	$1,409
Ryohin Keikaku Co. Ltd.	1,300	13,087
S Foods, Inc.	100	2,047
Sakai Chemical Industry Co. Ltd.	100	1,334
Sakai Moving Service Co. Ltd.	100	3,286
Sala Corp.	1,000	5,367
San ju San Financial Group, Inc.	100	1,281
Sangetsu Corp.	600	10,897
San-In Godo Bank Ltd.	1,900	11,837
Sankyu, Inc.	800	29,432
Santen Pharmaceutical Co. Ltd.	3,600	27,483
Sanwa Holdings Corp.	2,400	25,299
Sapporo Holdings Ltd.	600	14,099
Sato Holdings Corp.	100	1,660
SB Technology Corp.	100	1,476
SCREEN Holdings Co. Ltd.	300	23,943
Scroll Corp.	1,300	7,769
SCSK Corp.	600	8,706
Secom Co. Ltd.	700	40,708
Seibu Holdings, Inc.	1,300	13,086
Seiko Epson Corp.	2,700	37,227
Seiko Group Corp.	400	8,474
Seino Holdings Co. Ltd.	1,800	18,580
Seiren Co. Ltd.(2)	200	3,515
Sekisui House Ltd.	1,300	24,613
Sekisui Jushi Corp.	100	1,451
Senko Group Holdings Co. Ltd.	1,800	12,735
Senshu Electric Co. Ltd.	200	5,289
Senshu Ikeda Holdings, Inc.	3,200	6,179
Seria Co. Ltd.	500	9,701
SG Holdings Co. Ltd.	1,600	23,069
Sharp Corp.(2)	1,800	12,419
Shibaura Electronics Co. Ltd.	100	4,183
Shibaura Machine Co. Ltd.	100	2,325
Shibaura Mechatronics Corp.	100	10,696
SHIFT, Inc.(1)	100	16,556
Shiga Bank Ltd.	300	6,412
Shikoku Bank Ltd.	100	710
Shimadzu Corp.	700	20,215
Shimamura Co. Ltd.	100	9,342
Shimano, Inc.	200	31,100
Shin Nippon Biomedical Laboratories Ltd.(2)	300	6,217
Shindengen Electric Manufacturing Co. Ltd.	100	2,593
Shin-Etsu Chemical Co. Ltd.	400	55,452
Shinsho Corp.	100	4,351
Shinwa Co. Ltd.	100	1,539
Shionogi & Co. Ltd.	600	26,581
Ship Healthcare Holdings, Inc.	1,300	23,464
Shiseido Co. Ltd.	600	27,647
Shizuoka Financial Group, Inc.	2,000	15,981
Shoei Co. Ltd.	100	3,965
82

Avantis Responsible International Equity ETF
	Shares	Value
Shofu, Inc.	100	$1,546
SIGMAXYZ Holdings, Inc.(2)	500	4,091
Sinfonia Technology Co. Ltd.	300	3,662
Sinko Industries Ltd.	100	1,158
SKY Perfect JSAT Holdings, Inc.	1,700	6,452
Skylark Holdings Co. Ltd.(1)	1,300	15,216
SMS Co. Ltd.	100	2,395
Snow Peak, Inc.	100	1,620
Sodick Co. Ltd.	300	1,685
Softbank Corp.	5,600	63,173
SoftBank Group Corp.	1,800	72,794
Softcreate Holdings Corp.	100	2,534
Sohgo Security Services Co. Ltd.	900	23,623
Solasto Corp.	400	1,991
Sompo Holdings, Inc.	2,000	85,862
Sony Group Corp., ADR	4,075	340,589
S-Pool, Inc.	1,300	6,141
Square Enix Holdings Co. Ltd.	400	17,830
Stanley Electric Co. Ltd.	100	2,085
Star Micronics Co. Ltd.	1,300	16,490
Starts Corp., Inc.	500	9,439
Stella Chemifa Corp.	100	1,879
Studio Alice Co. Ltd.	100	1,511
Subaru Corp.	4,500	72,096
Sugi Holdings Co. Ltd.	100	4,186
SUMCO Corp.	3,800	52,434
Sumida Corp.	300	3,587
Sumitomo Bakelite Co. Ltd.	200	6,985
Sumitomo Electric Industries Ltd.	2,600	31,996
Sumitomo Forestry Co. Ltd.	1,300	24,946
Sumitomo Mitsui Financial Group, Inc., ADR	23,568	205,749
Sumitomo Mitsui Trust Holdings, Inc.	2,000	74,100
Sumitomo Pharma Co. Ltd.	1,300	8,139
Sumitomo Realty & Development Co. Ltd.	1,900	44,856
Sumitomo Rubber Industries Ltd.	1,500	13,505
Sumitomo Seika Chemicals Co. Ltd.	300	9,651
Sumitomo Warehouse Co. Ltd.	700	10,944
Sun Corp.	100	1,688
Sun Frontier Fudousan Co. Ltd.	1,300	11,794
Sundrug Co. Ltd.	1,000	27,075
Suntory Beverage & Food Ltd.	1,300	45,603
Suzuken Co. Ltd.	1,200	30,303
Suzuki Motor Corp.	1,300	45,618
SWCC Showa Holdings Co. Ltd.	1,300	18,118
SymBio Pharmaceuticals Ltd.(1)(2)	600	2,091
Sysmex Corp.	500	29,951
Systena Corp.	1,400	3,291
Syuppin Co. Ltd.	100	663
T&D Holdings, Inc.	2,300	34,832
Tachi-S Co. Ltd.	100	915
Taisei Corp.	1,900	61,946
83

Avantis Responsible International Equity ETF
	Shares	Value
Taiyo Yuden Co. Ltd.	700	$21,197
Takaoka Toko Co. Ltd.	100	1,567
Takara & Co. Ltd.	200	3,272
Takara Holdings, Inc.	500	3,946
Takasago Thermal Engineering Co. Ltd.	1,300	19,993
Takashimaya Co. Ltd.	1,300	18,105
Takeda Pharmaceutical Co. Ltd., ADR	3,068	47,094
Tama Home Co. Ltd.	400	9,974
Tanseisha Co. Ltd.	100	523
TDK Corp.	3,100	103,792
TechMatrix Corp.	400	4,341
TechnoPro Holdings, Inc.	1,300	32,986
Teijin Ltd.	2,400	24,937
Teikoku Electric Manufacturing Co. Ltd.	100	1,959
TerraSky Co. Ltd.(1)	100	1,397
Terumo Corp.	500	13,442
T-Gaia Corp.	100	1,204
TIS, Inc.	1,400	34,754
TKC Corp.	200	5,396
Toagosei Co. Ltd.	1,300	11,963
Tochigi Bank Ltd.	1,200	2,934
Toho Co. Ltd.(2)	300	10,443
Toho Holdings Co. Ltd.	400	6,468
Toho Zinc Co. Ltd.	100	1,566
Tokai Carbon Co. Ltd.	1,300	12,694
Tokai Corp.	100	1,400
Tokai Rika Co. Ltd.	300	3,438
Tokio Marine Holdings, Inc.	6,900	146,491
Tokyo Century Corp.	600	20,067
Tokyo Electron Device Ltd.	100	5,955
Tokyo Electron Ltd.	500	171,551
Tokyo Individualized Educational Institute, Inc.	200	770
Tokyo Kiraboshi Financial Group, Inc.	300	6,406
Tokyo Seimitsu Co. Ltd.	600	21,905
Tokyo Tatemono Co. Ltd.	2,900	35,513
Tokyu Corp.	2,300	27,708
Tokyu Fudosan Holdings Corp.	3,100	14,975
Tomy Co. Ltd.	600	5,863
Topcon Corp.	1,500	19,729
Toppan, Inc.	1,500	27,127
Topre Corp.(2)	400	3,513
Topy Industries Ltd.	200	2,801
Toray Industries, Inc.	12,700	72,713
Torex Semiconductor Ltd.	100	1,791
Torii Pharmaceutical Co. Ltd.	100	2,305
Torishima Pump Manufacturing Co. Ltd.	100	1,127
Tosei Corp.	200	2,165
Toshiba TEC Corp.	100	2,791
TOTO Ltd.	100	3,342
Towa Corp.	200	2,793
Toyo Corp.	100	968
84

Avantis Responsible International Equity ETF
	Shares	Value
Toyo Securities Co. Ltd.	600	$1,529
Toyo Seikan Group Holdings Ltd.	2,200	28,628
Toyo Tanso Co. Ltd.	100	3,285
Toyo Tire Corp.	500	5,919
Toyobo Co. Ltd.	1,300	10,226
Toyoda Gosei Co. Ltd.	1,300	21,176
Toyota Boshoku Corp.	800	12,445
Toyota Industries Corp.	500	29,335
Toyota Motor Corp., ADR	3,531	479,934
Toyota Tsusho Corp.	1,500	61,175
TPR Co. Ltd.	300	3,072
Trancom Co. Ltd.	100	4,902
Transcosmos, Inc.	400	9,837
Trend Micro, Inc.	1,100	51,723
Trusco Nakayama Corp.	500	8,293
TS Tech Co. Ltd.	1,300	16,491
TSI Holdings Co. Ltd.(2)	1,300	5,894
Tsukuba Bank Ltd.	1,300	2,263
Tsuruha Holdings, Inc.	300	21,127
TV Asahi Holdings Corp.	400	4,267
Tv Tokyo Holdings Corp.	100	1,663
Uchida Yoko Co. Ltd.	100	3,662
Ulvac, Inc.	700	26,833
Unicharm Corp.	700	25,909
Unipres Corp.	1,300	7,695
United Arrows Ltd.	100	1,281
Unitika Ltd.(1)	1,300	2,224
Ushio, Inc.	300	3,428
USS Co. Ltd.	1,600	25,958
UT Group Co. Ltd.	100	1,819
V Technology Co. Ltd.	100	1,803
Valqua Ltd.	300	7,278
ValueCommerce Co. Ltd.	100	1,231
Vector, Inc.	500	5,107
VT Holdings Co. Ltd.	1,300	4,865
Wacoal Holdings Corp.	100	1,799
Wacom Co. Ltd.(2)	200	960
Warabeya Nichiyo Holdings Co. Ltd.	200	2,729
Welcia Holdings Co. Ltd.	100	2,189
West Japan Railway Co.	400	15,525
Will Group, Inc.	100	834
World Co. Ltd.(1)	100	1,042
World Holdings Co. Ltd.	100	2,025
Xebio Holdings Co. Ltd.	100	741
Yakult Honsha Co. Ltd.	100	6,817
YAKUODO Holdings Co. Ltd.	100	1,783
YAMABIKO Corp.	100	927
Yamada Holdings Co. Ltd.	9,300	32,718
Yamae Group Holdings Co. Ltd.	200	2,659
Yamaguchi Financial Group, Inc.	3,000	20,259
Yamaha Corp.	100	3,794
85

Avantis Responsible International Equity ETF
	Shares	Value
Yamaha Motor Co. Ltd.	2,000	$51,170
Yamaichi Electronics Co. Ltd.(2)	300	4,034
Yamato Holdings Co. Ltd.	1,700	28,714
Yamazen Corp.	1,300	9,994
Yaskawa Electric Corp.	200	7,869
Yellow Hat Ltd.	400	5,224
Yokogawa Electric Corp.	1,000	14,935
Yokohama Rubber Co. Ltd.	1,400	26,568
Yokorei Co. Ltd.	600	4,418
Yonex Co. Ltd.	700	6,791
Yuasa Trading Co. Ltd.	400	10,745
Z Holdings Corp.	8,100	21,746
Zenkoku Hosho Co. Ltd.(2)	700	26,669
Zenrin Co. Ltd.	600	3,706
Zeon Corp.	600	5,675
ZIGExN Co. Ltd.	600	1,908
ZOZO, Inc.	200	4,445
		12,579,861
Netherlands — 3.7%
Aalberts NV	571	27,757
ABN AMRO Bank NV, CVA	4,774	84,243
Adyen NV(1)	96	136,073
Aegon NV, NY Shares(2)	21,781	112,608
AerCap Holdings NV(1)	1,457	90,975
Akzo Nobel NV	1,764	129,045
Arcadis NV	352	14,556
ASM International NV	116	39,540
ASML Holding NV, NY Shares	839	518,275
ASR Nederland NV	2,188	99,578
B&S Group Sarl	309	1,319
Basic-Fit NV(1)(2)	67	2,348
BE Semiconductor Industries NV	883	68,160
Brunel International NV	93	1,150
Coca-Cola Europacific Partners PLC	511	28,105
Constellium SE(1)	264	4,221
Corbion NV	274	10,294
Flow Traders Ltd.	410	9,949
Heineken Holding NV	71	6,074
Heineken NV	343	34,961
IMCD NV	158	25,010
ING Groep NV, ADR	17,128	239,278
InPost SA(1)	377	3,120
Just Eat Takeaway.com NV(1)	973	21,163
Koninklijke Ahold Delhaize NV	6,143	195,052
Koninklijke BAM Groep NV(1)	4,658	11,906
Koninklijke DSM NV	807	99,447
Koninklijke KPN NV	16,502	56,569
Koninklijke Philips NV, NY Shares	993	16,216
NN Group NV	1,600	64,763
Ordina NV	422	1,726
Pharming Group NV(1)	10,576	12,802
86

Avantis Responsible International Equity ETF
	Shares	Value
PostNL NV(2)	4,996	$8,721
Prosus NV(1)	797	57,136
Randstad NV	515	31,601
Signify NV	102	3,534
TKH Group NV, CVA	392	18,078
TomTom NV(1)	137	1,055
Universal Music Group NV	547	12,888
Van Lanschot Kempen NV	60	1,750
Wolters Kluwer NV	173	20,028
		2,321,074
New Zealand — 0.3%
a2 Milk Co. Ltd.(1)	6,493	29,005
Arvida Group Ltd.	2,467	1,541
Auckland International Airport Ltd.(1)	2,926	15,811
Chorus Ltd.	5,704	29,247
EBOS Group Ltd.	642	17,575
Fisher & Paykel Healthcare Corp. Ltd.	1,309	20,952
Fletcher Building Ltd.	4,980	14,592
KMD Brands Ltd.	4,510	3,145
Mercury NZ Ltd.	6,467	25,066
Meridian Energy Ltd.	4,446	14,593
Pushpay Holdings Ltd.(1)	5,682	4,453
Spark New Zealand Ltd.	7,697	23,765
		199,745
Norway — 0.9%
2020 Bulkers Ltd.(1)(2)	359	3,751
ABG Sundal Collier Holding ASA	3,045	1,894
Adevinta ASA(1)	375	2,802
Atea ASA(1)	463	5,288
B2Holding ASA	1,510	1,119
Bakkafrost P/F	73	4,776
Belships ASA	1,584	2,962
Borregaard ASA	799	13,546
DNB Bank ASA	3,272	65,293
Elopak ASA	964	2,144
Europris ASA	751	5,295
Gjensidige Forsikring ASA	511	9,057
Gram Car Carriers ASA(1)	314	4,595
Grieg Seafood ASA	174	1,255
Kid ASA	229	1,899
Kongsberg Automotive ASA(1)	10,477	3,153
Kongsberg Gruppen ASA	322	13,381
Leroy Seafood Group ASA	888	4,403
Mowi ASA(2)	2,600	44,888
Nordic Semiconductor ASA(1)	748	10,754
Norsk Hydro ASA	9,303	67,714
Norske Skog ASA(1)	1,405	9,057
OKEA ASA	651	2,026
Orkla ASA	1,768	11,900
Petronor E&P ASA(1)	709	54
Protector Forsikring ASA	355	4,989
87

Avantis Responsible International Equity ETF
	Shares	Value
Rana Gruber ASA	357	$2,137
Salmar ASA	395	16,375
Scatec ASA	1,031	6,964
Schibsted ASA, B Shares	974	18,528
Schibsted ASA, Class A	731	14,834
Siem Offshore, Inc.(1)	570	894
Solstad Offshore ASA(1)	1,106	4,829
SpareBank 1 Nord Norge	1,591	15,786
Sparebank 1 Oestlandet	215	2,602
SpareBank 1 SMN	1,721	22,698
SpareBank 1 SR-Bank ASA	1,736	21,689
Storebrand ASA	3,368	27,802
Telenor ASA	2,341	26,249
TGS ASA	1,628	29,305
TOMRA Systems ASA	343	5,471
Veidekke ASA	1,310	14,638
		528,796
Portugal — 0.2%
Altri SGPS SA(2)	1,565	7,665
Banco Comercial Portugues SA, R Shares	33,132	7,979
Corticeira Amorim SGPS SA	1,097	11,334
CTT-Correios de Portugal SA	2,021	8,020
EDP Renovaveis SA	1,042	21,324
Jeronimo Martins SGPS SA	875	17,960
Mota-Engil SGPS SA	5,138	10,108
Navigator Co. SA	4,654	16,368
NOS SGPS SA	2,236	9,880
Sonae SGPS SA	15,222	16,678
		127,316
Singapore — 1.4%
AEM Holdings Ltd.	200	427
Aztech Global Ltd.	3,900	2,403
Capitaland India Trust	8,400	6,981
Capitaland Investment Ltd.	24,200	66,743
City Developments Ltd.	2,300	13,157
ComfortDelGro Corp. Ltd.	46,200	41,485
DBS Group Holdings Ltd.	8,000	202,969
Grab Holdings Ltd., Class A(1)	5,054	16,223
Hong Fok Corp. Ltd.	10,300	7,262
Hour Glass Ltd.	1,900	3,058
Hutchison Port Holdings Trust, U Shares	77,600	14,311
iFAST Corp. Ltd.	1,400	5,171
Maxeon Solar Technologies Ltd.(1)	191	3,362
Netlink NBN Trust	10,000	6,414
Oversea-Chinese Banking Corp. Ltd.	12,400	116,541
Raffles Medical Group Ltd.	11,500	11,861
Rex International Holding Ltd.	5,200	621
Riverstone Holdings Ltd.	11,600	5,252
Samudera Shipping Line Ltd.	4,400	3,885
SATS Ltd.(1)(2)	1,800	3,777
Sea Ltd., ADR(1)	251	15,685
88

Avantis Responsible International Equity ETF
	Shares	Value
Sheng Siong Group Ltd.	7,200	$8,706
SIA Engineering Co. Ltd.(1)	1,400	2,401
Singapore Exchange Ltd.	4,000	25,833
Singapore Post Ltd.	22,300	8,855
Singapore Technologies Engineering Ltd.	200	530
Singapore Telecommunications Ltd.	23,300	40,935
Stamford Land Corp. Ltd.	2,600	772
StarHub Ltd.	3,100	2,438
UMS Holdings Ltd.(2)	5,600	4,488
United Overseas Bank Ltd.	6,400	141,860
UOL Group Ltd.	4,500	22,789
Venture Corp. Ltd.	1,300	16,555
Yangzijiang Financial Holding Ltd.(1)(2)	56,200	14,582
Yanlord Land Group Ltd.	9,700	7,851
Yoma Strategic Holdings Ltd.(1)	20,000	1,557
		847,740
Spain — 2.2%
Acciona SA	36	6,783
Aena SME SA(1)	412	63,739
Almirall SA	816	7,820
Amadeus IT Group SA(1)	1,004	63,134
Applus Services SA	1,071	7,497
Atresmedia Corp. de Medios de Comunicacion SA	1,251	4,555
Banco Bilbao Vizcaya Argentaria SA, ADR	24,891	193,154
Banco de Sabadell SA	42,247	55,183
Banco Santander SA, ADR(2)	52,637	205,811
Bankinter SA	3,981	28,003
CaixaBank SA	11,001	47,237
Cellnex Telecom SA(1)	1,004	37,669
CIE Automotive SA	132	3,866
Construcciones y Auxiliar de Ferrocarriles SA	136	4,042
eDreams ODIGEO SA(1)	132	845
Ence Energia y Celulosa SA	1,547	5,904
Endesa SA	504	9,899
Ercros SA	734	3,123
Ferrovial SA	374	10,381
Fluidra SA	150	2,603
Gestamp Automocion SA	3,828	17,729
Global Dominion Access SA	770	2,871
Grifols SA(1)	374	4,556
Grupo Catalana Occidente SA	256	8,359
Iberdrola SA	19,747	226,368
Indra Sistemas SA	1,153	14,563
Industria de Diseno Textil SA	2,903	89,432
Laboratorios Farmaceuticos Rovi SA	133	5,853
Mapfre SA	7,376	15,824
Mediaset Espana Comunicacion SA(1)	540	1,881
Melia Hotels International SA(1)	1,521	10,066
Neinor Homes SA	594	5,770
Pharma Mar SA	163	9,626
Prosegur Cash SA	2,362	1,786
89

Avantis Responsible International Equity ETF
	Shares	Value
Prosegur Cia de Seguridad SA	1,561	$3,222
Red Electrica Corp. SA	4,599	76,291
Sacyr SA	5,357	17,470
Telefonica SA, ADR(2)	15,615	63,865
Tubacex SA(1)	1,929	5,003
Vidrala SA	158	16,764
Viscofan SA	393	25,158
		1,383,705
Sweden — 3.4%
AcadeMedia AB	123	574
AddLife AB, B Shares	171	1,830
AddTech AB, B Shares	887	15,875
Alfa Laval AB	677	22,268
Alleima AB(1)	2,546	13,765
Ambea AB	370	1,279
Arise AB(1)	652	2,768
Assa Abloy AB, Class B	905	22,022
Atlas Copco AB, A Shares	6,536	77,597
Atlas Copco AB, B Shares	3,798	40,010
Atrium Ljungberg AB, B Shares	303	5,285
Avanza Bank Holding AB(2)	1,289	34,091
Axfood AB	877	20,990
Beijer Alma AB	605	11,813
Beijer Ref AB(2)	449	6,965
Bilia AB, A Shares	1,122	14,948
Billerud AB	2,224	25,661
BioGaia AB, B Shares	639	6,073
Biotage AB	282	4,080
Boliden AB	2,308	94,482
Bonava AB, B Shares	449	1,023
Boozt AB(1)(2)	343	4,060
Bravida Holding AB	596	6,676
Bure Equity AB	315	7,766
Byggmax Group AB	552	2,013
Castellum AB(2)	1,073	13,657
Catena AB	137	5,351
Catena Media PLC(1)(2)	595	1,857
Cibus Nordic Real Estate AB	342	4,080
Cint Group AB(1)	32	57
Clas Ohlson AB, B Shares(2)	613	3,913
Cloetta AB, B Shares	2,491	5,324
Coor Service Management Holding AB	590	3,980
Corem Property Group AB, B Shares	3,290	2,853
Dios Fastigheter AB	897	6,606
Electrolux AB, B Shares(2)	1,813	21,939
Electrolux Professional AB, B Shares	534	2,836
Elekta AB, B Shares	2,277	17,772
Embracer Group AB(1)	936	4,512
Epiroc AB, A Shares	2,266	43,548
Epiroc AB, B Shares	1,340	22,046
EQT AB	545	12,189
90

Avantis Responsible International Equity ETF
	Shares	Value
Essity AB, B Shares	1,685	$45,449
Fabege AB	998	8,444
Fastighets AB Balder, B Shares(1)	2,397	11,858
Fortnox AB	2,980	17,683
G5 Entertainment AB	115	2,133
GARO AB	217	1,748
Getinge AB, B Shares	512	11,005
Granges AB	1,102	9,510
H & M Hennes & Mauritz AB, B Shares	4,426	55,769
Hemnet Group AB	171	2,715
Hexagon AB, B Shares	2,584	28,637
Hexatronic Group AB	409	4,763
Hexpol AB	914	10,163
HMS Networks AB	131	5,283
Hoist Finance AB(1)	775	1,829
Holmen AB, B Shares	293	11,830
Hufvudstaden AB, A Shares	673	9,782
Husqvarna AB, B Shares	1,016	8,996
Industrivarden AB, A Shares	404	11,105
Indutrade AB	827	17,591
Instalco AB	534	2,489
Intrum AB	172	2,258
Investment AB Latour, B Shares	112	2,317
Inwido AB	338	3,749
JM AB	335	6,965
Karnov Group AB(1)	438	2,300
Lindab International AB	436	6,045
Loomis AB	909	29,372
MEKO AB	337	3,845
Millicom International Cellular SA, SDR(1)	595	11,728
MIPS AB	150	6,755
Modern Times Group MTG AB, B Shares(1)	1,615	11,173
Mycronic AB	259	5,536
NCC AB, B Shares	184	1,725
Neobo Fastigheter AB(1)(2)	476	636
Net Insight AB, B Shares(1)	4,981	3,027
New Wave Group AB, B Shares	413	7,245
Nibe Industrier AB, B Shares	1,462	15,117
Nobia AB	1,389	2,340
Nordea Bank Abp	11,224	142,233
Note AB(1)	26	568
NP3 Fastigheter AB	489	10,254
Nyfosa AB	1,030	8,530
OX2 AB(1)	569	4,022
Pandox AB(1)	844	11,405
Paradox Interactive AB	365	7,671
Platzer Fastigheter Holding AB, B Shares	448	3,877
Resurs Holding AB	1,798	4,329
Saab AB, B Shares	529	30,529
Samhallsbyggnadsbolaget i Norden AB(2)	10,936	17,844
Samhallsbyggnadsbolaget i Norden AB, D Shares	701	1,279
91

Avantis Responsible International Equity ETF
	Shares	Value
Sandvik AB	2,616	$53,816
Scandic Hotels Group AB(1)(2)	1,232	4,139
Sectra AB, B Shares(1)	1,036	14,161
Securitas AB, B Shares	976	8,405
Sinch AB(1)(2)	6,512	22,221
Skandinaviska Enskilda Banken AB, A Shares	5,593	69,977
Skanska AB, B Shares	3,048	55,394
SKF AB, B Shares	936	17,778
SkiStar AB	537	6,059
Spotify Technology SA(1)	61	7,094
Stillfront Group AB(1)	909	1,673
Svenska Cellulosa AB SCA, B Shares	2,075	28,957
Svenska Handelsbanken AB, A Shares	6,361	67,471
Sweco AB, B Shares	382	4,479
Swedbank AB, A Shares	4,140	84,591
Synsam AB	342	1,363
Tele2 AB, B Shares	1,688	15,516
Telefonaktiebolaget LM Ericsson, ADR	10,937	60,153
Telia Co. AB	16,850	43,513
Thule Group AB	123	2,735
Tobii Dynavox AB(1)	331	840
Trelleborg AB, B Shares	2,478	63,869
Truecaller AB, B Shares(1)	610	1,852
Viaplay Group AB, B Shares(1)	193	4,941
Vitec Software Group AB, B Shares	152	7,006
Vitrolife AB	34	683
Volvo AB, A Shares	860	17,903
Volvo AB, B Shares	6,486	129,779
Volvo Car AB, Class B(1)	3,584	16,898
Wallenstam AB, B Shares	1,518	6,307
Wihlborgs Fastigheter AB	1,895	15,771
		2,095,234
Switzerland — 8.0%
ABB Ltd., ADR(2)	1,123	37,396
Accelleron Industries AG(1)	410	10,106
Adecco Group AG	425	15,154
Alcon, Inc.	871	59,387
Allreal Holding AG	135	22,124
ALSO Holding AG(1)	34	6,670
ams-OSRAM AG(1)	4,423	34,291
Arbonia AG	241	3,037
Ascom Holding AG	91	870
Autoneum Holding AG	18	2,614
Baloise Holding AG	394	65,612
Banque Cantonale Vaudoise	260	23,249
Barry Callebaut AG	18	35,841
Belimo Holding AG	74	38,258
Bucher Industries AG	43	19,438
Burckhardt Compression Holding AG	45	27,392
Calida Holding AG	45	2,137
Cembra Money Bank AG	355	30,231
92

Avantis Responsible International Equity ETF
	Shares	Value
Chocoladefabriken Lindt & Spruengli AG, Participation Ceritificate	4	$43,823
Cie Financiere Richemont SA, Class A	1,737	262,454
Clariant AG(1)	1,120	18,116
Comet Holding AG	54	11,924
Credit Suisse Group AG, ADR	9,763	29,972
DKSH Holding AG	337	27,422
dormakaba Holding AG	40	17,763
Flughafen Zurich AG(1)	156	28,241
Forbo Holding AG	13	17,047
Galenica AG	45	3,487
Geberit AG	60	32,382
Georg Fischer AG	767	52,108
Givaudan SA	5	15,071
Helvetia Holding AG	320	41,100
Huber & Suhner AG	137	12,536
Idorsia Ltd.(1)(2)	163	2,152
Implenia AG(1)	232	10,438
Inficon Holding AG	33	34,140
Intershop Holding AG	6	3,890
Julius Baer Group Ltd.	2,113	140,087
Kardex Holding AG	13	2,418
Komax Holding AG	17	5,304
Kuehne + Nagel International AG	285	72,971
LEM Holding SA	5	10,291
Leonteq AG	133	7,677
Logitech International SA	1,049	57,297
Lonza Group AG	87	51,821
Mobilezone Holding AG	575	10,609
Mobimo Holding AG	49	12,320
Nestle SA	2,795	314,914
Novartis AG, ADR	5,956	501,019
OC Oerlikon Corp. AG	2,238	13,546
Partners Group Holding AG	173	163,819
Peach Property Group AG(1)(2)	60	1,129
PSP Swiss Property AG	344	38,571
Roche Holding AG	2,469	711,909
Roche Holding AG, Bearer Shares	93	28,810
Schindler Holding AG	106	22,844
Schindler Holding AG, Bearer Participation Certificate	195	43,856
Schweiter Technologies AG, Bearer Shares	6	5,067
SGS SA	31	71,062
Siegfried Holding AG(1)	22	15,390
SIG Group AG(1)	433	10,473
Sika AG	101	28,323
Sonova Holding AG	118	29,021
St Galler Kantonalbank AG	35	18,549
Stadler Rail AG	599	23,642
Straumann Holding AG	657	87,102
Sulzer AG	292	25,343
Swatch Group AG	454	28,920
Swatch Group AG, Bearer Shares	249	86,651
93

Avantis Responsible International Equity ETF
	Shares	Value
Swiss Life Holding AG	207	$124,563
Swiss Prime Site AG	653	55,026
Swiss Re AG	1,259	131,525
Swisscom AG	198	122,175
Swissquote Group Holding SA	110	20,944
Tecan Group AG	13	5,254
Temenos AG	158	11,621
TX Group AG	16	2,370
u-blox Holding AG(1)	117	12,558
UBS Group AG(2)	15,296	333,147
Vontobel Holding AG	291	17,975
Ypsomed Holding AG	31	5,991
Zehnder Group AG	81	6,282
Zurich Insurance Group AG	748	354,816
		4,942,875
United Kingdom — 13.6%
3i Group PLC	8,259	161,581
abrdn PLC	12,695	34,203
Admiral Group PLC	2,009	53,162
Advanced Medical Solutions Group PLC	396	1,189
AG Barr PLC	977	6,534
Airtel Africa PLC	4,810	6,948
AJ Bell PLC	3,625	14,250
Alliance Pharma PLC	2,295	1,871
Anglo American PLC	9,032	312,098
Antofagasta PLC	2,638	49,763
Ascential PLC(1)	2,470	8,028
Ashmore Group PLC	3,821	12,423
Ashtead Group PLC	4,019	265,934
ASOS PLC(1)	292	3,052
Associated British Foods PLC	2,494	60,120
Aston Martin Lagonda Global Holdings PLC(1)(2)	1,095	2,641
AstraZeneca PLC, ADR	5,877	383,063
Auto Trader Group PLC	7,352	52,582
Aviva PLC	11,123	59,757
B&M European Value Retail SA	9,553	56,471
BAE Systems PLC	7,392	79,835
Balfour Beatty PLC	5,465	23,992
Bank of Georgia Group PLC	731	24,615
Barclays PLC, ADR	31,637	267,649
Barratt Developments PLC	4,536	25,504
Beazley PLC(1)	4,555	37,450
Bellway PLC	1,090	29,060
Berkeley Group Holdings PLC	765	38,509
boohoo Group PLC(1)	1,399	844
Britvic PLC	999	9,980
BT Group PLC	57,059	95,657
Bunzl PLC	738	26,296
Burberry Group PLC	5,446	161,716
Burford Capital Ltd.	1,499	12,154
Bytes Technology Group PLC	3,288	15,795
94

Avantis Responsible International Equity ETF
	Shares	Value
Capital Ltd.	1,954	$2,496
Centrica PLC	43,248	54,576
Chesnara PLC	1,156	3,964
Clarkson PLC	320	12,708
Close Brothers Group PLC	2,164	26,424
CMC Markets PLC	2,182	6,464
Coats Group PLC	22,871	20,145
Coca-Cola HBC AG(1)	2,690	68,889
Compass Group PLC	1,963	45,349
Computacenter PLC	907	24,685
ConvaTec Group PLC	5,646	15,241
Cranswick PLC	437	16,497
Crest Nicholson Holdings PLC	3,848	11,308
Croda International PLC	548	43,216
Darktrace PLC(1)(2)	1,378	4,348
De La Rue PLC(1)	850	694
Dechra Pharmaceuticals PLC	12	394
DFS Furniture PLC	2,691	5,071
Diageo PLC, ADR	1,943	336,217
Direct Line Insurance Group PLC	10,809	23,400
Domino's Pizza Group PLC	932	3,204
dotdigital group PLC	1,384	1,505
Dr. Martens PLC	5,820	11,116
Drax Group PLC	5,563	42,542
DS Smith PLC	18,674	75,856
Dunelm Group PLC	1,499	22,662
Elementis PLC(1)	949	1,453
EMIS Group PLC	712	16,028
Ergomed PLC(1)	477	6,459
Experian PLC	1,249	42,109
Firstgroup PLC	16,684	21,099
Forterra PLC	4,602	12,193
Frasers Group PLC(1)	2,000	19,226
Frontier Developments PLC(1)	91	472
Funding Circle Holdings PLC(1)	1,016	696
Games Workshop Group PLC	574	63,718
Gamma Communications PLC	1,226	17,242
Genus PLC	31	1,105
Georgia Capital PLC(1)	322	3,165
Golar LNG Ltd.(1)	1,300	29,679
Grafton Group PLC	2,304	26,364
Grainger PLC	4,018	12,263
Greggs PLC	1,706	55,714
GSK PLC, ADR	10,814	370,596
Gym Group PLC(1)	852	1,260
Haleon PLC, ADR(1)	5,527	43,553
Halfords Group PLC	2,253	5,698
Halma PLC	95	2,472
Hargreaves Lansdown PLC	4,665	46,482
Hays PLC	23,848	33,846
Helical PLC	892	3,801
95

Avantis Responsible International Equity ETF
	Shares	Value
Helios Towers PLC(1)	10,758	$14,201
Hikma Pharmaceuticals PLC	2,218	46,276
Hill & Smith PLC	926	15,373
Hiscox Ltd.	3,100	42,445
Hollywood Bowl Group PLC	4,200	12,271
Howden Joinery Group PLC	4,897	42,175
HSBC Holdings PLC, ADR(2)	9,444	361,800
Hurricane Energy PLC(1)	31,746	2,746
Ibstock PLC	6,114	12,493
IG Group Holdings PLC	5,030	48,558
IMI PLC	1,364	25,504
Inchcape PLC	7,083	77,437
Informa PLC	555	4,458
InterContinental Hotels Group PLC	270	18,201
Intermediate Capital Group PLC	2,690	45,286
International Distributions Services PLC	5,942	16,711
Intertek Group PLC	669	33,579
Investec PLC	5,821	37,074
IOG PLC(1)	4,984	303
IP Group PLC	7,874	6,153
IWG PLC(1)	4,457	9,813
J Sainsbury PLC	10,561	34,060
JD Sports Fashion PLC	30,293	65,953
Johnson Service Group PLC	3,776	5,056
Jubilee Metals Group PLC(1)	4,896	561
Jupiter Fund Management PLC	2,280	4,023
Just Group PLC	10,129	10,646
Kainos Group PLC	954	15,950
Kingfisher PLC	14,884	51,474
Lancashire Holdings Ltd.	2,429	17,878
Legal & General Group PLC	45,930	141,377
Liberty Global PLC, Class A(1)	1,321	27,067
Liberty Global PLC, Class C(1)	2,084	44,285
Liontrust Asset Management PLC	753	10,831
Lloyds Banking Group PLC, ADR(2)	61,153	154,717
London Stock Exchange Group PLC	529	47,198
Lookers PLC	5,517	6,091
Luxfer Holdings PLC	41	679
M&G PLC	13,873	35,731
Man Group PLC	19,866	63,444
Marks & Spencer Group PLC(1)	21,267	40,895
Marshalls PLC	752	3,033
Marston's PLC(1)	7,441	3,486
ME GROUP INTERNATIONAL PLC	3,161	4,797
Mediclinic International PLC	3,906	23,392
Metro Bank PLC(1)	628	1,127
Mitchells & Butlers PLC(1)	3,192	6,232
Mitie Group PLC	29,104	28,273
Mondi PLC	4,668	78,447
Moneysupermarket.com Group PLC	6,086	16,911
Morgan Sindall Group PLC	185	3,994
96

Avantis Responsible International Equity ETF
	Shares	Value
National Grid PLC, ADR(2)	313	$19,691
NatWest Group PLC, ADR	21,253	150,471
Next Fifteen Communications Group PLC	515	6,413
Next PLC	1,219	100,277
Ninety One PLC	4,952	12,517
Ocado Group PLC(1)	86	568
OSB Group PLC	6,152	41,278
Pagegroup PLC	5,164	27,640
Paragon Banking Group PLC	3,350	24,021
Pearson PLC, ADR	3,768	41,373
Pendragon PLC(1)	6,181	1,418
Pennon Group PLC	2,703	26,762
Persimmon PLC	1,883	32,837
Pets at Home Group PLC	191	892
Phoenix Group Holdings PLC	2,646	20,157
Plus500 Ltd.	1,967	42,432
Premier Foods PLC	5,110	6,995
Provident Financial PLC	2,998	8,002
Prudential PLC, ADR	2,043	62,577
QinetiQ Group PLC	4,475	18,228
Quilter PLC	6,734	7,449
Rathbones Group PLC	562	14,078
Reach PLC	2,598	2,876
Reckitt Benckiser Group PLC	3,024	209,820
Redde Northgate PLC	3,502	17,037
Redrow PLC	2,403	14,767
RELX PLC, ADR(2)	4,966	150,420
Renewi PLC(1)	364	3,008
Renishaw PLC	224	10,761
Rentokil Initial PLC	3,744	23,030
Restaurant Group PLC(1)	8,090	3,411
Restore PLC	647	2,459
Rightmove PLC	6,951	46,781
Rolls-Royce Holdings PLC(1)	6,672	11,625
RS GROUP PLC	2,396	28,172
RWS Holdings PLC	1,244	5,342
Sage Group PLC	3,148	28,364
Savills PLC	1,337	16,114
Schroders PLC	3,807	22,724
Senior PLC	650	1,305
Serco Group PLC	12,042	22,551
Severn Trent PLC	1,651	54,531
SIG PLC(1)	1,313	673
Sirius Real Estate Ltd.	5,166	5,220
Smart Metering Systems PLC	668	6,952
Smith & Nephew PLC, ADR(2)	1,787	51,055
Smiths Group PLC	1,280	27,144
Softcat PLC	1,338	19,493
Speedy Hire PLC	4,768	2,118
Spirax-Sarco Engineering PLC	166	23,313
97

Avantis Responsible International Equity ETF
	Shares	Value
Spirent Communications PLC	4,745	$12,139
SSP Group PLC(1)	5,308	16,608
St. James's Place PLC	1,704	26,232
Standard Chartered PLC	20,478	193,767
SThree PLC	1,405	7,705
Strix Group PLC	1,738	2,097
Superdry PLC(1)	549	812
Synthomer PLC	2,119	3,901
Taylor Wimpey PLC	15,641	23,137
TBC Bank Group PLC	831	24,796
Telecom Plus PLC	949	20,022
THG PLC(1)	3,264	2,273
TI Fluid Systems PLC	3,263	4,738
TP ICAP Group PLC	1,740	4,041
Travis Perkins PLC	974	11,778
Tremor International Ltd.(1)(2)	630	2,410
TUI AG(1)	229	4,488
Tyman PLC	355	1,084
Unilever PLC, ADR	5,192	259,237
United Utilities Group PLC	7,901	96,474
Vertu Motors PLC	5,981	4,395
Vesuvius PLC	213	1,057
Virgin Money UK PLC	18,480	39,998
Vistry Group PLC	2,059	20,322
Vodafone Group PLC, ADR	11,943	142,958
Watkin Jones PLC	873	1,037
Weir Group PLC	394	8,963
WH Smith PLC	1,004	19,124
Whitbread PLC	1,277	47,362
Wickes Group PLC	9,467	17,036
Wincanton PLC	366	1,377
WPP PLC, ADR	536	33,066
Yellow Cake PLC(1)	3,296	15,892
YouGov PLC	709	7,655
		8,485,978
United States — 0.2%
ADTRAN Holdings, Inc.	74	1,287
Atlassian Corp., Class A(1)	424	69,676
Ferguson PLC	326	46,931
Gen Digital, Inc.	2	39
		117,933
TOTAL COMMON STOCKS (Cost $56,385,321)		62,041,126
RIGHTS†
Sweden†
Beijer Ref AB(1) (Cost $—)	449	755
WARRANTS†
Australia†
Magellan Financial Group Ltd.(1)(2) (Cost $—)	4	1
98

Avantis Responsible International Equity ETF
	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
Money Market Funds — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	69,291	$69,291
State Street Navigator Securities Lending Government Money Market Portfolio(3)	1,006,024	1,006,024
TOTAL SHORT-TERM INVESTMENTS (Cost $1,075,315)		1,075,315
TOTAL INVESTMENT SECURITIES — 101.5% (Cost $57,460,636)		63,117,197
OTHER ASSETS AND LIABILITIES — (1.5)%		(905,048)
TOTAL NET ASSETS — 100.0%		$62,212,149

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	28.3%
Industrials	16.1%
Consumer Discretionary	13.2%
Health Care	8.9%
Information Technology	8.3%
Materials	8.1%
Consumer Staples	7.0%
Communication Services	5.3%
Real Estate	2.3%
Utilities	1.9%
Energy	0.3%
Short-Term Investments	1.8%
Other Assets and Liabilities	(1.5)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,264,571. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,323,876, which includes securities collateral of $317,852.

See Notes to Financial Statements.
99

Statements of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Assets
Investment securities, at value (cost of $42,438,701 and $56,454,612, respectively) — including $379,462 and $1,264,571, respectively of securities on loan	$43,484,815	$62,111,173
Investment made with cash collateral received for securities on loan, at value (cost of $212,450 and $1,006,024, respectively)	212,450	1,006,024
Total investment securities, at value (cost of $42,651,151 and $57,460,636, respectively)	43,697,265	63,117,197
Cash	115	—
Foreign currency holdings, at value (cost of $4,302 and $583, respectively)	4,296	581
Receivable for investments sold	4,993	—
Receivable for capital shares sold	—	2,488,735
Dividends and interest receivable	148,820	105,600
Securities lending receivable	707	757
	43,856,196	65,712,870

Liabilities
Payable for collateral received for securities on loan	212,450	1,006,024
Payable for investments purchased	44,747	2,483,952
Accrued management fees	11,489	10,745
	268,686	3,500,721

Net Assets	$43,587,510	$62,212,149

Shares outstanding (unlimited number of shares authorized)	1,000,000	1,250,000

Net Asset Value Per Share	$43.59	$49.77

Net Assets Consist of:
Capital paid in	$42,576,210	$56,668,785
Distributable earnings (loss)	1,011,300	5,543,364
	$43,587,510	$62,212,149

See Notes to Financial Statements.
100

Statements of Operations

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED)
	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Investment Income (Loss)
Income:
Dividends (net of foreign taxes withheld of $48,721, and $41,762, respectively)	$332,620	$410,781
Interest	1,662	2,658
Securities lending, net	743	4,864
	335,025	418,303

Expenses:
Management fees	51,178	55,587
Other expenses	1,412	—
	52,590	55,587

Net investment income (loss)	282,435	362,716

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment transactions (net of foreign tax expenses paid (refunded) of $40 and $—, respectively)	(9,988)	(158,019)
Foreign currency translation transactions	(29,534)	5,673
	(39,522)	(152,346)

Change in net unrealized appreciation (depreciation) on:
Investments (includes (increase) decrease in accrued foreign taxes of $20,298 and $—, respectively)	1,861,566	7,310,518
Translation of assets and liabilities in foreign currencies	(3,353)	(1,227)
	1,858,213	7,309,291

Net realized and unrealized gain (loss)	1,818,691	7,156,945

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,101,126	$7,519,661

See Notes to Financial Statements.
101

Statements of Changes in Net Assets

SIX MONTHS ENDED FEBRUARY 28, 2023 (UNAUDITED) AND PERIOD ENDED AUGUST 31, 2022
	Avantis Responsible Emerging Markets Equity ETF		Avantis Responsible International Equity ETF
Increase (Decrease) in Net Assets	February 28, 2023	August 31, 2022(1)	February 28, 2023	August 31, 2022(2)
Operations
Net investment income (loss)	$282,435	$160,792	$362,716	$201,797
Net realized gain (loss)	(39,522)	(46,902)	(152,346)	(16,770)
Change in net unrealized appreciation (depreciation)	1,858,213	(815,636)	7,309,291	(1,655,089)
Net increase (decrease) in net assets resulting from operations	2,101,126	(701,746)	7,519,661	(1,470,062)

Distributions to Shareholders
From earnings	(360,000)	(28,080)	(400,080)	(106,155)

Capital Share Transactions
Proceeds from shares sold	28,802,442	13,723,663	28,173,101	28,455,437
Other capital	29,854	20,251	21,026	19,221
Net increase (decrease) in net assets from capital share transactions	28,832,296	13,743,914	28,194,127	28,474,658

Net increase (decrease) in net assets	30,573,422	13,014,088	35,313,708	26,898,441

Net Assets
Beginning of period	13,014,088	—	26,898,441	—
End of period	$43,587,510	$13,014,088	$62,212,149	$26,898,441

Transactions in Shares of the Funds
Sold	700,000	300,000	650,000	600,000
(1)March 28, 2022 (fund inception) through August 31, 2022.
(2)March 15, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.
102

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis Responsible Emerging Markets Equity ETF and Avantis Responsible International Equity ETF (collectively, the funds) are two funds in a series issued by the trust. Each of the funds’ investment objective is to seek long-term capital appreciation. Shares of the funds are listed for trading on the NYSE Arca, Inc. Avantis Responsible Emerging Markets Equity ETF incepted on March 28, 2022. Avantis Responsible International Equity ETF incepted on March 15, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The funds determine the fair value of their investments and compute their net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the funds are determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the funds to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before each fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

103

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes. Certain countries impose taxes on realized gains on the sale of securities registered in their country. The funds record the foreign tax expense, if any, on an accrual basis. The foreign tax expense on realized gains and unrealized appreciation reduces the net realized gain (loss) on investment transactions and net unrealized appreciation (depreciation) on investments, respectively.

Investment Income — Dividend income less foreign taxes withheld, if any, is recorded as of the ex-dividend date. Distributions received on securities that represent a return of capital or long-term capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The funds may estimate the components of distributions received that may be considered nontaxable distributions or long-term capital gain distributions for income tax purposes. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Securities lending income is net of fees and rebates earned by the lending agent for its services.

Foreign Currency Translations — All assets and liabilities initially expressed in foreign currencies are translated into U.S. dollars at prevailing exchange rates at period end. The funds may enter into spot foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of investment securities, dividend and interest income, spot foreign currency exchange contracts, and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses related to investment securities are a component of net realized gain (loss) on investment transactions and change in net unrealized appreciation (depreciation) on investments, respectively.

Segregated Assets — In accordance with the 1940 Act, the funds segregate assets on their books and records to cover certain types of investment securities and other financial instruments. ACIM monitors, on a daily basis, the securities segregated to ensure the funds designate a sufficient amount of liquid assets, marked-to-market daily. The funds may also receive assets or be required to pledge assets at the custodian bank or with a broker for collateral requirements. The funds may incur charges or earn income on posted collateral balances, which are reflected in interest expenses or interest income, respectively.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The funds file U.S. federal, state, local and non-U.S. tax returns as applicable. The funds' tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business, the funds enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

104

Securities Lending — Securities are lent to qualified financial institutions and brokers. State Street Bank & Trust Co. serves as securities lending agent to the funds pursuant to a Securities Lending Agreement. The lending of securities exposes the funds to risks such as: the borrowers may fail to return the loaned securities, the borrowers may not be able to provide additional collateral, the funds may experience delays in recovery of the loaned securities or delays in access to collateral, or the funds may experience losses related to the investment collateral. To minimize certain risks, loan counterparties pledge collateral in the form of cash and/or securities. The lending agent has agreed to indemnify the funds in the case of default of any securities borrowed. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund registered under the 1940 Act. The loans may also be secured by U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. By lending securities, the funds seek to increase their net investment income through the receipt of interest and fees. Such income is reflected separately within the Statements of Operations. The value of loaned securities and related collateral outstanding at period end, if any, are shown on a gross basis within the Schedules of Investments and Statements of Assets and Liabilities.

The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of February 28, 2023.

Remaining Contractual Maturity of Agreements
Fund / Securities Lending Transactions(1)	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Avantis Responsible Emerging Markets Equity ETF
Common Stocks	$212,450	—	—	—	$212,450
Gross amount of recognized liabilities for securities lending transactions					$212,450

Avantis Responsible International Equity ETF
Common Stocks	$1,006,024	—	—	—	$1,006,024
Gross amount of recognized liabilities for securities lending transactions					$1,006,024
(1)Amount represents the payable for cash collateral received for securities on loan. This will generally be in the Overnight and Continuous column as the securities are typically callable on demand.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the funds, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of each fund and paid monthly in arrears.

The annual management fee for each fund is as follows:

Annual Management Fee
Avantis Responsible Emerging Markets Equity ETF	0.33%
Avantis Responsible International Equity ETF	0.23%

Interfund Transactions — The funds may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. There were no interfund transactions during the period.

105

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period ended February 28, 2023 were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Purchases	$25,255,419	$17,934,166
Sales	$651,933	$1,531,956

Securities received or delivered in kind through subscriptions and redemptions and in kind net realized gain (loss) for the period ended February 28, 2023 were as follows:

	In kind Subscriptions	In kind Redemptions	In kind Net Realized Gain/(Loss)
Avantis Responsible Emerging Markets Equity ETF	$4,017,282	—	—
Avantis Responsible International Equity ETF	$11,779,858	—	—

5. Capital Share Transactions

Each fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Each fund issues and redeems shares at their NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statements of Changes in Net Assets.

6. Fair Value Measurements

The funds' investment valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the funds. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

106

The following is a summary of the level classifications as of period end. The Schedules of Investments provide additional information on the funds' portfolio holdings.

Avantis Responsible Emerging Markets Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$879,429	$1,667,768	—
Chile	76,088	217,791	—
China	3,278,542	9,405,387	—
Colombia	20,269	32,372	—
India	738,623	6,021,273	—
Indonesia	111,283	845,085	—
Mexico	444,854	817,693	—
Peru	115,084	—	—
Philippines	19,862	383,773	—
South Africa	198,043	1,541,527	—
South Korea	430,317	5,407,794	—
Taiwan	1,844,518	5,785,161	—
Turkey	17,924	360,714	—
Other Countries	—	2,776,376	—
Rights	—	872	—
Warrants	—	59	—
Short-Term Investments	258,784	—	—
	$8,433,620	$35,263,645	—

Avantis Responsible International Equity ETF
	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Belgium	$61,151	$530,429	—
Canada	4,326	6,525,381	—
Denmark	695,333	885,741	—
Finland	46,736	534,957	—
France	777,981	5,403,078	—
Germany	348,801	4,065,574	—
Hong Kong	14,763	1,472,040	—
Israel	128,971	375,941	—
Japan	1,652,705	10,927,156	—
Netherlands	1,009,678	1,311,396	—
Singapore	35,270	812,470	—
Spain	462,830	920,875	—
Sweden	67,247	2,027,987	—
Switzerland	901,534	4,041,341	—
United Kingdom	2,930,153	5,555,825	—
United States	69,676	48,257	—
Other Countries	—	7,395,523	—
Rights	—	755	—
Warrants	—	1	—
Short-Term Investments	1,075,315	—	—
	$10,282,470	$52,834,727	—

107

7. Risk Factors

The value of the funds’ shares will go up and down, sometimes rapidly or unpredictably, based on the performance of the securities owned by the funds and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the funds’ investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

There are certain risks involved in investing in foreign securities. These risks include those resulting from political events (such as civil unrest, national elections and imposition of exchange controls), social and economic events (such as labor strikes and rising inflation), and natural disasters. Securities of foreign issuers may be less liquid and more volatile. Investing in emerging markets or a significant portion of assets in one country or region may accentuate these risks.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

	Avantis Responsible Emerging Markets Equity ETF	Avantis Responsible International Equity ETF
Federal tax cost of investments	$42,651,199	$57,490,131
Gross tax appreciation of investments	$3,135,863	$6,991,752
Gross tax depreciation of investments	(2,089,797)	(1,364,686)
Net tax appreciation (depreciation) of investments	$1,046,066	$5,627,066

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of August 31, 2022, the funds had accumulated capital losses which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers were as follows:

Short-term capital losses
Avantis Responsible Emerging Markets Equity ETF	$(35,060)
Avantis Responsible International Equity ETF	$(14,380)
108

Financial Highlights

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible Emerging Markets Equity ETF
2023(4)	$43.38	0.39	0.18	0.57	(0.40)	0.04	$43.59	1.43%	0.34%(5)	1.82%(5)	2%	$43,588
2022(6)	$49.47	0.93	(7.00)	(6.07)	(0.14)	0.12	$43.38	(12.04)%	0.33%(5)	4.89%(5)	2%	$13,014

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)March 28, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Periods Indicated
Per-Share Data									Ratios and Supplemental Data
		Income From Investment Operations:							Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Other Capital(1)	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis Responsible International Equity ETF
2023(4)	$44.83	0.35	4.90	5.25	(0.33)	0.02	$49.77	11.82%	0.23%(5)	1.50%(5)	3%	$62,212
2022(6)	$50.51	0.66	(6.10)	(5.44)	(0.30)	0.06	$44.83	(10.66)%	0.23%(5)	3.01%(5)	3%	$26,898

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)Six months ended February 28, 2023 (unaudited).
(5)Annualized.
(6)March 15, 2022 (fund inception) through August 31, 2022.

See Notes to Financial Statements.

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the funds' investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the funds is available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The funds' Form N-PORT reports are available on the SEC’s website at sec.gov.

111

Notes
112

Contact Us	avantisinvestors.com
American Century Sales Representatives, Financial Professionals, Broker Dealers, Insurance Companies, Banks and Trust Companies	1-833-928-2684
Telecommunications Relay Service for the Deaf	711

American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-97864 2304

Semiannual Report

February 28, 2023

Avantis® All Equity Markets ETF (AVGE)

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

Chairman's Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ending February 28, 2023. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional investment insights, please visit avantisinvestors.com.

Stocks and Bonds Delivered Mixed Results as Volatility Reigned

Elevated inflation, escalating market and geopolitical uncertainty and slowing growth outlooks weighed on financial markets for most of the reporting period. Asset class performance seesawed amid mixed economic data and anticipated monetary policy responses.
The Federal Reserve and other central banks continued to combat inflation with aggressive rate hikes, and their efforts finally yielded results. After peaking at a 40-year-high 9.1% in June, the annual U.S. inflation rate steadily eased, dipping to 6% by February. Central bank tightening also helped slow inflation in the U.K., where it peaked at 11.1%, and the eurozone, where it climbed to a record-high 10.6%. Inflation rates ended the period at 10.1% in the U.K. and 8.5% in the eurozone.

In addition to helping tame inflation, rapidly rising rates also fueled recession worries and led to expectations for central banks to change course. This sentiment sparked widespread market gains in late 2022 and early 2023. However, with inflation still much higher than central bank targets, policymakers continued to raise rates and indicated a near-term course change was unlikely. In response, most stock and bond indices declined in February.

For the period overall, non-U.S. developed markets stocks rallied and outperformed U.S. stocks, which advanced modestly, and emerging markets stocks, which declined. Rising yields left most U.S. and global bond indices with declines for the six-month period. However, emerging markets bonds advanced, partly due to U.S. dollar weakness.

Remaining Diligent in Uncertain Times

We expect market volatility to linger as investors navigate a complex environment of high inflation, tighter financial conditions, banking sector turbulence and economic uncertainty. In addition, increasingly tense geopolitical considerations complicate the market backdrop.

We appreciate your confidence in us during these extraordinary times. Our firm has a long history of helping clients weather unpredictable markets, and we’re confident we will continue to meet today’s challenges.

Sincerely,
Jonathan Thomas
Chairman
Avantis Investors
2

Fund Characteristics

FEBRUARY 28, 2023

Avantis All Equity Markets ETF
Types of Investments in Portfolio	% of net assets
Domestic Equity Funds	71.0%
International Equity Funds	28.9%
Short-Term Investments	0.1%
Other Assets and Liabilities	—(1)
(1) Category is less than 0.05% of total net assets.

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of fund shares; and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from September 1, 2022 to February 28, 2023 (except as noted).

Actual Expenses

The table provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/22	Ending Account Value 2/28/23	Expenses Paid During Period(1) 9/1/22 - 2/28/23	Annualized Expense Ratio(1)
Avantis All Equity Markets ETF
Actual	$1,000	$1,169.10	$0.14(2)	0.03%
Hypothetical	$1,000	$1,024.65	$0.15	0.03%
(1)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 181, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.
(2)Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 155, the number of days in the period from September 27, 2022 (fund inception) through February 28, 2023, divided by 365, to reflect the period. Had the fund been available for the full period, the expenses paid during the period would have been higher.
4

Schedule of Investments

FEBRUARY 28, 2023 (UNAUDITED)

Avantis All Equity Markets ETF
	Shares	Value
UNDERLYING FUNDS(1) — 99.9%
Domestic Equity Funds — 71.0%
Avantis Real Estate ETF	86,932	$3,689,394
Avantis U.S. Equity ETF	790,355	56,091,495
Avantis U.S. Large Cap Value ETF	376,287	19,585,738
Avantis U.S. Small Cap Equity ETF	140,488	6,635,782
Avantis U.S. Small Cap Value ETF	83,434	6,746,473
		92,748,882
International Equity Funds — 28.9%
Avantis Emerging Markets Equity ETF	159,509	8,203,548
Avantis Emerging Markets Value ETF	131,246	5,526,769
Avantis International Equity ETF	250,314	14,072,653
Avantis International Large Cap Value ETF	146,746	7,040,873
Avantis International Small Cap Value ETF	48,185	2,821,714
		37,665,557
TOTAL UNDERLYING FUNDS (Cost $126,373,454)		130,414,439
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $142,526)	142,526	142,526
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $126,515,980)		130,556,965
OTHER ASSETS AND LIABILITIES†		6,621
TOTAL NET ASSETS — 100.0%		$130,563,586

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Statement of Assets and Liabilities

FEBRUARY 28, 2023 (UNAUDITED)
Avantis All Equity Markets ETF
Assets
Investment securities - affiliates, at value (cost of $126,373,454)	$130,414,439
Investment securities - unaffiliated, at value (cost of $142,526)	142,526
Total investment securities, at value (cost of $126,515,980)	130,556,965
Receivable for capital shares sold	2,322,667
Interest receivable	411
132,880,043

Liabilities
Payable for investments purchased	2,313,634
Accrued management fees	2,823
2,316,457

Net Assets	$130,563,586

Shares outstanding (unlimited number of shares authorized)	2,250,000

Net Asset Value Per Share	$58.03

Net Assets Consist of:
Capital paid in	$126,215,215
Distributable earnings (loss)	4,348,371
$130,563,586

See Notes to Financial Statements.
6

Statement of Operations

FOR THE PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)(1)
Avantis All Equity Markets ETF
Investment Income (Loss)
Income:
Income distributions from underlying funds	$479,781
Interest	1,173
480,954

Expenses:
Management fees	13,810
Fees waived	(5,524)
8,286

Net investment income (loss)	472,668

Realized and Unrealized Gain (Loss)
Sales of investments in underlying funds	334,753
Change in net unrealized appreciation (depreciation) on investments in underlying funds	4,040,985

Net realized and unrealized gain (loss)	4,375,738

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,848,406
(1)September 27, 2022 (fund inception) through February 28, 2023.

See Notes to Financial Statements.
7

Statement of Changes in Net Assets

PERIOD ENDED FEBRUARY 28, 2023 (UNAUDITED)(1)
Avantis All Equity Markets ETF
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$472,668
Net realized gain (loss)	334,753
Change in net unrealized appreciation (depreciation)	4,040,985
Net increase (decrease) in net assets resulting from operations	4,848,406

Distributions to Shareholders
From earnings	(500,035)

Capital Share Transactions
Proceeds from shares sold	130,100,726
Payments for shares redeemed	(3,885,511)
Net increase (decrease) in net assets from capital share transactions	126,215,215

Net increase (decrease) in net assets	130,563,586

Net Assets
End of period	$130,563,586

Transactions in Shares of the Fund
Sold	2,317,500
Redeemed	(67,500)
Net increase (decrease) in shares of the fund	2,250,000
(1)September 27, 2022 (fund inception) through February 28, 2023.

See Notes to Financial Statements.
8

Notes to Financial Statements

FEBRUARY 28, 2023 (UNAUDITED)

1. Organization

American Century ETF Trust (the trust) was registered as a Delaware statutory trust in 2017 and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Avantis All Equity Markets ETF (the fund) is one fund in a series issued by the trust. The fund operates as a “fund of funds,” meaning substantially all of the fund’s assets will be invested in a combination of Avantis exchange-traded funds (the underlying funds). The underlying funds represent a broadly diversified basket of equity securities. The fund will assume the risks associated with the underlying funds. Additional information and attributes of each underlying fund are available at avantisinvestors.com. The fund's investment objective is to seek long-term capital appreciation. Shares of the fund are listed for trading on the NYSE Arca, Inc. The fund incepted on September 27, 2022.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at the reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are generally declared and paid semiannually. Distributions from net realized gains, if any, are generally declared and paid annually.

9

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, and the trust’s administrator, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that ACIM will pay all expenses of managing and operating the fund, except brokerage and other transaction fees and expenses relating to the acquisition and disposition of portfolio securities, acquired fund fees and expenses, interest, taxes, litigation expenses and extraordinary expenses. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. During the period ended February 28, 2023, the investment advisor agreed to waive 0.02% of the fund's management fee. The investment advisor expects this waiver to continue until December 31, 2023 and cannot terminate it prior to such date without the approval of the Board of Trustees. The effective annual management fee for the period ended February 28, 2023 was 0.05% before waiver and 0.03% after waiver.

Acquired Fund Fees and Expenses — The fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments and in kind transactions, for the period September 27, 2022 (fund inception) through February 28, 2023 were $1,836,494 and $1,367,532, respectively.

Securities received or delivered in kind through subscriptions and redemptions for the period September 27,
2022 (fund inception) through February 28, 2023 were $128,034,873 and $2,465,134, respectively. The fund incurred net realized gains of $357,337 from in kind transactions. Net realized gain (loss) on in kind transactions are not considered taxable for federal income tax purposes.

5. Capital Share Transactions

The fund’s shares may only be bought and sold in a secondary market through a broker-dealer at a market price. Because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). The fund issues and redeems shares at its NAV only in aggregations of a specified number of shares (a creation unit) generally in exchange for a designated portfolio of securities and/or cash (including any portion of such securities for which cash may be substituted). Authorized participants may be required to pay an additional variable charge to cover certain brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from creation unit transactions. Such variable charges, if any, are included in other capital within the Statement of Changes in Net Assets.

6. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

10

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Avantis All Equity Markets ETF
Federal tax cost of investments	$126,515,980
Gross tax appreciation of investments	$4,040,985
Gross tax depreciation of investments	—
Net tax appreciation (depreciation) of investments	$4,040,985

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

8. Investments in Underlying Funds

The fund does not invest in the underlying funds for the purpose of exercising management or control; however, investments by the fund within it's investment strategy may represent a significant portion of the underlying funds’ net assets.

9. Risk Factors

The value of the fund’s shares will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds' shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of the fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

11

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period September 27, 2022 (fund inception) through February 28, 2023 follows (amounts in thousands):

Underlying Fund	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(1)
Avantis Real Estate ETF	—	$3,693	$63	$59	$3,689	87	$9	$18
Avantis U.S. Equity ETF	—	57,026	2,304	1,369	56,091	790	115	133
Avantis U.S. Large Cap Value ETF	—	19,524	339	401	19,586	376	60	58
Avantis U.S. Small Cap Equity ETF	—	6,384	104	355	6,635	140	19	11
Avantis U.S. Small Cap Value ETF	—	6,504	104	346	6,746	83	23	18
Avantis Emerging Markets Equity ETF	—	8,270	132	66	8,204	160	19	65
Avantis Emerging Markets Value ETF	—	5,558	90	59	5,527	131	12	62
Avantis International Equity ETF	—	13,515	214	772	14,073	250	44	67
Avantis International Large Cap Value ETF	—	6,701	105	445	7,041	147	25	30
Avantis International Small Cap Value ETF	—	2,696	43	169	2,822	48	9	18
	—	$129,871	$3,498	$4,041	$130,414	2,212	$335	$480
(1)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(6)	Operating Expenses (before expense waiver)(6)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate(3)	Net Assets, End of Period (in thousands)
Avantis All Equity Markets ETF
2023(4)	$50.01	0.42	8.01	8.43	(0.41)	$58.03	16.91%	0.03%(5)	0.05%(5)	1.71%(5)	1.69%(5)	2%	$130,564

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Excludes securities received or delivered in kind.
(4)September 27, 2022 (fund inception) through February 28, 2023 (unaudited).
(5)Annualized.
(6)Ratio of operating expenses to average net assets and ratio of operating expenses before expense waiver to average net assets does not include any fees and expenses of the underlying funds.

See Notes to Financial Statements.

Approval of Management Agreement
At a meeting held on September 14, 2022, the Fund's Board of Trustees (the "Board") unanimously approved the initial management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Avantis All Equity Markets ETF (the "New Fund").
Under Section 15 of the of the Investment Company Act of 1940, new contracts for investment advisory services are required to be approved by a majority of a fund’s independent Trustees and, after a period two years from execution, to be evaluated on an annual basis.
In advance of the Board’s consideration, the Advisor provided information concerning the New Fund. The materials circulated and the discussions held detailed the investment objective and strategy proposed to be utilized by the Advisor, the New Fund's characteristics and key attributes, the rationale for launching the New Fund, the experience of the staff designated to manage the New Fund, the proposed pricing, and the markets in which the New Fund would be sold. The information considered and the discussions held included, but were not limited to:
•the nature, extent, and quality of investment management and other services to be provided to the New Fund;
•the wide range of other programs and services the Advisor would provide to the New Fund and its shareholders on a routine and non-routine basis;
•the New Fund’s proposed investment objective and strategy, including a discussion of its anticipated investment performance and proposed benchmark;
•the cost of owning the New Fund compared to the cost of owning similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience; and
•any collateral benefits derived by the Advisor from the management of the New Fund.
Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent data provider and comparing the New Fund’s fee to the total expense ratio of expected peer funds. The annual management fees charged to shareholders of the New Fund was anticipated to be below the median of the total expense ratios of it's respective peer universe.
When considering the approval of the management agreement for the New Fund, the independent Trustees considered the entrepreneurial risk that the Advisor assumes in launching a new fund. In particular, they considered the fact that the Advisor will assume a substantial part of the start-up costs of the New Fund and the risk that the New Fund will not grow to a level that will become profitable to the Advisor. The Board considered the position that the New Fund would take in the lineup of the American Century Investments’ family of funds and the benefits to shareholders of existing funds of the broadened product offering. Finally, while not specifically discussed, but important in the decision to approve the management agreement, is the Trustees’ familiarity with the Advisor. A majority of the Board oversees and evaluates on a continuous basis the nature and quality of all services the Advisor performs for other funds within the American Century Investments’ complex. As such, the Trustees have confidence in the Advisor’s integrity and competence in providing services to the New Fund.
The independent Trustees considered all of the information provided by the Advisor and the independent Trustees’ independent counsel in connection with the approval, and evaluated such information for the New Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling, and each Trustee may have attributed different levels of importance to different factors. The independent Trustees concluded that the overall arrangements between the New Fund and the Advisor, as provided in the management agreement, were fair and reasonable in light of the services to be provided and should be approved.
14

Additional Information

Retirement Account Information

As required by law, distributions you receive from certain retirement accounts are subject to federal income tax withholding at the IRS default rate of 10%.* Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.
Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don’t have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient. You can reduce or defer the income tax on a distribution by directly or indirectly rolling such distribution over to another IRA or eligible plan. You should consult your tax advisor for additional information.
State tax will be withheld according to state regulations if, at the time of your distribution, your tax residency is within one of the mandatory withholding states.
*Some 403(b), 457 and qualified retirement plan distributions may be subject to 20% mandatory withholding, as they are subject to special tax and withholding rules.  Your plan administrator or plan sponsor is required to provide you with a special tax notice explaining those rules at the time you request a distribution.  If applicable, federal and/or state taxes may be withheld from your distribution amount.

Proxy Voting Policies

A description of the policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-6488. It is also available on American Century Investments’ website at americancentury.com/proxy and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at americancentury.com/proxy. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund's Form N-PORT reports are available on the SEC’s website at sec.gov.

15

Notes

16

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American Century ETF Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri
Distributor: Foreside Fund Services, LLC - Distributor, not affiliated with American Century Investment Services, Inc.

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2023 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-98025 2304

(b) None.

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semiannual report filings.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Not applicable for semiannual report filings.

(a)(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century ETF Trust

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	April 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	April 27, 2023

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and Chief Financial Officer
(principal financial officer)

Date:	April 27, 2023